UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—June 30, 2021

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2021
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$996.60	$0.74
ETF Shares	1,000.00	997.10	0.25
AdmiralTM Shares	1,000.00	997.00	0.35
Institutional Shares	1,000.00	997.10	0.25
Institutional Plus Shares	1,000.00	997.20	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$980.60	$0.74
ETF Shares	1,000.00	981.50	0.25
Admiral Shares	1,000.00	981.00	0.34
Institutional Shares	1,000.00	981.10	0.25
Institutional Plus Shares	1,000.00	981.20	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$955.50	$0.24
Admiral Shares	1,000.00	955.60	0.34
Institutional Shares	1,000.00	955.70	0.24
Institutional Plus Shares	1,000.00	955.70	0.19
2

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
3

Short-Term Bond Index Fund
Fund Allocation
As of June 30, 2021
Corporate Bonds	26.3%
Sovereign Bonds	6.6
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	67.0
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
4

Short-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.125%–6.000%	6/30/22–8/15/26	42,246,331	43,452,319	64.15%
Agency Bonds and Notes
	Federal Farm Credit Banks	0.125%–3.500%	11/23/22–2/26/24	110,350	110,645	0.17%
	Federal Home Loan Banks	0.125%–5.375%	8/12/22–9/4/25	332,470	341,351	0.49%
	Federal Home Loan Mortgage Corp.[1,2]	0.125%–2.750%	7/25/22–7/21/25	121,000	121,259	0.18%
	Federal Home Loan Mortgage Corp.[2]	0.125%–1.500%	4/20/23–9/23/25	475,215	474,944	0.71%
	Federal National Mortgage Assn.[2]	0.250%–2.875%	9/6/22–11/7/25	608,681	621,849	0.93%
†	Agency Bonds and Notes—Other[1,3]				71,229	0.09%
					1,741,277	2.57%
Total U.S. Government and Agency Obligations (Cost $44,734,845)					45,193,596	66.72%
Corporate Bonds
Communications
	AT&T Inc.	0.900%–4.450%	12/15/23–3/25/26	108,542	115,923	0.17%
	Comcast Corp.	3.100%–3.950%	3/1/24–3/1/26	90,447	98,871	0.15%
†	Communications—Other[1]				628,299	0.93%
					843,093	1.25%
Consumer Discretionary
	Amazon.com Inc.	0.250%–5.200%	12/5/21–5/12/26	120,059	122,987	0.17%
	American Honda Finance Corp.[1]	0.400%–3.625%	10/21/22–9/10/25	93,590	96,320	0.14%
	General Motors Financial Co. Inc.	1.050%–5.250%	7/8/22–6/10/26	178,850	190,084	0.28%
5

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Toyota Motor Credit Corp.[1]	0.350%–3.450%	7/22/22–6/18/26	142,315	145,419	0.22%
†	Consumer Discretionary—Other[1,4]				624,963	0.93%
					1,179,773	1.74%
†Consumer Staples[1,4]					938,915	1.39%
Energy
	Exxon Mobil Corp.	1.571%–3.176%	8/16/22–3/1/26	113,548	119,819	0.18%
†	Energy—Other[1,4]				1,272,016	1.88%
					1,391,835	2.06%
Financials
	American Express Co.	2.500%–4.200%	8/1/22–5/20/26	105,464	111,583	0.17%
	Bank of America Corp.[1]	0.523%–4.450%	10/21/22–4/23/27	559,997	583,473	0.84%
	Bank of America Corp.	0.976%–4.100%	7/24/23–4/22/25	30,282	31,383	0.04%
	Bank of New York Mellon Corp.[1]	0.350%–3.500%	8/23/22–5/4/26	91,994	95,938	0.17%
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,396	0.01%
	Bank of Nova Scotia[1]	2.450%	9/19/22	4,696	4,819	0.01%
	Bank of Nova Scotia	0.550%–4.500%	11/15/22–6/24/26	99,776	103,571	0.15%
	Barclays plc	1.007%–5.200%	1/10/23–5/12/26	62,313	68,705	0.10%
	Barclays plc[1]	2.852%–4.338%	5/16/24–5/7/26	53,138	56,603	0.08%
	Citigroup Inc.	0.776%–5.500%	7/30/22–1/28/27	159,336	170,640	0.24%
	Citigroup Inc.[1]	1.678%–4.044%	7/24/23–4/8/26	119,604	126,066	0.20%
	Deutsche Bank AG1	2.222%–4.100%	11/16/22–1/13/26	50,759	53,416	0.08%
	Deutsche Bank AG	1.447%–3.950%	2/27/23–11/24/26	39,538	40,841	0.07%
	Goldman Sachs Group Inc.[1]	0.481%–3.850%	10/31/22–12/9/26	155,618	159,855	0.23%
	Goldman Sachs Group Inc.	0.523%–4.250%	1/22/23–3/9/27	187,386	199,952	0.29%
	HSBC Holdings plc	1.589%–4.300%	5/25/23–5/24/27	110,614	120,570	0.17%
	HSBC Holdings plc[1]	1.645%–4.292%	11/22/23–9/12/26	167,956	176,407	0.25%
	JPMorgan Chase & Co.	0.563%–3.900%	9/23/22–4/22/27	300,853	307,721	0.43%
	JPMorgan Chase & Co.[1]	0.653%–4.023%	4/23/24–1/29/27	245,910	256,817	0.38%
	Lloyds Banking Group plc[1]	1.326%–3.870%	6/15/23–2/5/26	73,397	77,000	0.11%
	Lloyds Banking Group plc	0.695%–4.650%	8/16/23–5/11/27	43,432	46,972	0.08%
	Mitsubishi UFJ Financial Group Inc.	1.412%–3.850%	7/18/22–3/1/26	132,977	139,093	0.21%
	Mitsubishi UFJ Financial Group Inc.[1]	0.848%	9/15/24	13,850	13,917	0.02%
	Morgan Stanley	0.731%–5.000%	11/1/22–5/4/27	123,567	125,269	0.19%
	Morgan Stanley[1]	0.529%–4.100%	1/23/23–4/28/26	265,613	280,967	0.43%
	Natwest Group plc	3.875%–6.000%	9/12/23–4/5/26	52,230	57,493	0.09%
	Natwest Group plc[1]	2.359%–4.519%	5/22/24–11/1/29	37,997	40,089	0.07%
	Royal Bank of Canada[1]	0.425%–4.650%	1/17/23–1/27/26	116,368	121,299	0.18%
	Royal Bank of Canada	1.200%	4/27/26	14,055	14,040	0.02%
	Sumitomo Mitsui Financial Group Inc.	0.508%–3.936%	7/12/22–3/9/26	132,492	137,405	0.19%
	Toronto-Dominion Bank[1]	0.250%–3.500%	12/1/22–6/3/26	129,324	132,743	0.18%
	Toronto-Dominion Bank	0.550%	3/4/24	115	115	0.00%
	Truist Bank[1]	1.250%–3.689%	8/1/22–9/16/25	100,376	105,149	0.13%
	Wells Fargo & Co.[1]	1.654%–4.100%	7/22/22–6/3/26	223,560	235,509	0.35%
	Wells Fargo & Co.	3.000%–4.480%	8/15/23–4/22/26	41,121	44,279	0.07%
†	Financials—Other[1,4]				2,848,826	4.24%
					7,092,921	10.47%
6

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Health Care
	AbbVie Inc.	2.300%–3.850%	10/1/22–5/14/26	209,047	221,016	0.32%
	Bristol-Myers Squibb Co.	0.537%–3.875%	8/1/22–6/15/26	125,364	132,490	0.21%
	CVS Health Corp.	2.625%–4.750%	7/20/22–6/1/26	118,642	126,217	0.19%
†	Health Care—Other[1,4]				1,186,885	1.74%
					1,666,608	2.46%
Industrials
	Boeing Co.	1.167%–4.875%	2/4/23–5/1/26	181,250	188,818	0.28%
	John Deere Capital Corp.[1]	0.400%–3.450%	9/8/22–6/17/26	81,350	83,528	0.13%
	John Deere Capital Corp.	2.800%–3.650%	1/27/23–10/12/23	11,007	11,621	0.02%
†	Industrials—Other[1,4,5]				910,756	1.33%
					1,194,723	1.76%
†Materials[1,4,5]					367,649	0.54%
†Real Estate [1]					577,741	0.85%
Technology
	Apple Inc.	0.550%–3.450%	9/11/22–2/23/26	256,354	268,182	0.39%
	International Business Machines Corp.	1.875%–7.000%	1/27/22–5/15/26	106,902	114,900	0.17%
	Microsoft Corp.	2.000%–3.625%	11/3/22–11/3/25	115,623	122,241	0.18%
	Oracle Corp.	1.650%–3.625%	10/15/22–3/25/26	149,673	156,500	0.22%
†	Technology—Other[1,4]				876,498	1.31%
					1,538,321	2.27%
†Utilities[1,4]					915,768	1.35%
Total Corporate Bonds (Cost $17,325,090)					17,707,347	26.14%
Sovereign Bonds
	Asian Development Bank[1]	0.250%–2.750%	7/19/22–4/24/26	271,743	274,514	0.40%
	Asian Development Bank	0.625%–2.625%	8/10/22–4/29/25	117,336	119,534	0.18%
	European Bank for Reconstruction & Development[1]	0.250%–2.750%	3/7/23–1/28/26	65,195	65,766	0.10%
	European Bank for Reconstruction & Development	0.500%	5/19/25	37,851	37,526	0.06%
	European Investment Bank	0.250%–3.250%	8/15/22–4/13/26	465,549	477,671	0.71%
	European Investment Bank[1]	2.875%–3.125%	8/15/23–12/14/23	60,788	64,467	0.09%
	Inter-American Development Bank	0.250%–3.000%	1/18/23–7/15/25	249,308	255,694	0.38%
	Inter-American Development Bank[1]	0.875%–3.000%	9/14/22–6/2/26	91,053	93,342	0.15%
	International Bank for Reconstruction & Development[1]	1.500%–3.125%	6/19/23–11/20/25	131,154	137,778	0.21%
	International Bank for Reconstruction & Development	0.125%–7.625%	7/1/22–10/28/25	389,200	393,249	0.58%
	Japan Bank for International Cooperation[1,6]	0.500%–3.375%	10/17/22–4/20/26	63,806	67,031	0.10%
7

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Japan Bank for International Cooperation[6]	0.375%–3.375%	7/20/21–7/15/25	143,395	145,870	0.20%
	KFW[7]	0.250%–2.625%	8/22/22–1/22/26	491,959	501,188	0.74%
	Province of Ontario	0.625%–3.400%	10/3/22–4/27/26	125,593	130,079	0.19%
	Province of Quebec[1]	1.500%–2.875%	4/9/24–2/11/25	41,775	43,970	0.06%
	Province of Quebec	0.600%–2.625%	2/13/23–4/20/26	77,547	78,767	0.12%
	Svensk Exportkredit AB	0.500%–2.000%	8/30/22–8/26/25	30,463	30,721	0.04%
	Svensk Exportkredit AB1	0.250%–2.875%	3/14/23–5/14/25	71,059	71,777	0.11%
†	Sovereign Bonds—Other[1,7,8,9,10]				1,493,760	2.20%
Total Sovereign Bonds (Cost $4,431,483)					4,482,704	6.62%
†Taxable Municipal Bonds (Cost $44,338)[11]					45,008	0.07%
			Coupon	Shares
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[12] (Cost $630,442)		0.056%	6,304,419	630,442	0.93%
Total Investments (Cost $67,166,198)					68,059,097	100.48%
Other Assets and Liabilities—Net					(325,250)	(0.48%)
Net Assets					67,733,847	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	U.S. government-guaranteed.
4	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value of these securities was $153,897,000, representing 0.2% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $66,535,756)	67,428,655
Affiliated Issuers (Cost $630,442)	630,442
Total Investments in Securities	68,059,097
Investment in Vanguard	2,340
Cash	7,170
Receivables for Investment Securities Sold	903,743
Receivables for Accrued Income	303,686
Receivables for Capital Shares Issued	33,722
Other Assets	242
Total Assets	69,310,000
Liabilities
Payables for Investment Securities Purchased	1,543,273
Payables for Capital Shares Redeemed	27,658
Payables for Distributions	3,708
Payables to Vanguard	1,514
Total Liabilities	1,576,153
Net Assets	67,733,847
9

Short-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	66,624,363
Total Distributable Earnings (Loss)	1,109,484
Net Assets	67,733,847

Investor Shares—Net Assets
Applicable to 7,794,223 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,933
Net Asset Value Per Share—Investor Shares	$10.77

ETF Shares—Net Assets
Applicable to 420,379,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,523,739
Net Asset Value Per Share—ETF Shares	$82.13

Admiral Shares—Net Assets
Applicable to 1,755,780,288 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,907,202
Net Asset Value Per Share—Admiral Shares	$10.77

Institutional Shares—Net Assets
Applicable to 605,180,845 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,516,930
Net Asset Value Per Share—Institutional Shares	$10.77

Institutional Plus Shares—Net Assets
Applicable to 715,234,958 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,702,043
Net Asset Value Per Share—Institutional Plus Shares	$10.77
See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest[1]	424,313
Total Income	424,313
Expenses
The Vanguard Group—Note B
Investment Advisory Services	738
Management and Administrative—Investor Shares	60
Management and Administrative—ETF Shares	6,393
Management and Administrative—Admiral Shares	5,874
Management and Administrative—Institutional Shares	1,412
Management and Administrative—Institutional Plus Shares	1,276
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	600
Marketing and Distribution—Admiral Shares	325
Marketing and Distribution—Institutional Shares	88
Marketing and Distribution—Institutional Plus Shares	46
Custodian Fees	50
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	561
Shareholders’ Reports—Admiral Shares	91
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	10
Trustees’ Fees and Expenses	9
Total Expenses	17,543
Net Investment Income	406,770
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	202,508
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(799,055)
Net Increase (Decrease) in Net Assets Resulting from Operations	(189,777)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $121,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $54,991,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	406,770	978,549
Realized Net Gain (Loss)	202,508	328,072
Change in Unrealized Appreciation (Depreciation)	(799,055)	1,061,408
Net Increase (Decrease) in Net Assets Resulting from Operations	(189,777)	2,368,029
Distributions
Investor Shares	(504)	(1,523)
ETF Shares	(170,160)	(446,170)
Admiral Shares	(117,282)	(301,032)
Institutional Shares	(40,530)	(101,144)
Institutional Plus Shares	(45,682)	(128,903)
Total Distributions	(374,158)	(978,772)
Capital Share Transactions
Investor Shares	(6,185)	(298)
ETF Shares	5,168,607	6,479,442
Admiral Shares	538,947	2,732,056
Institutional Shares	442,187	461,228
Institutional Plus Shares	951,012	(2,911)
Net Increase (Decrease) from Capital Share Transactions	7,094,568	9,669,517
Total Increase (Decrease)	6,530,633	11,058,774
Net Assets
Beginning of Period	61,203,214	50,144,440
End of Period	67,733,847	61,203,214
See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.87	$10.57	$10.31	$10.38	$10.43	$10.43
Investment Operations
Net Investment Income	.063[1]	.185[1]	.230[1]	.198[1]	.164[1]	.146
Net Realized and Unrealized Gain (Loss) on Investments	(.100)	.300	.258	(.069)	(.050)	.002
Total from Investment Operations	(.037)	.485	.488	.129	.114	.148
Distributions
Dividends from Net Investment Income	(.063)	(.185)	(.228)	(.199)	(.164)	(.146)
Distributions from Realized Capital Gains	—	—	—	—	(.000)[2]	(.002)
Total Distributions	(.063)	(.185)	(.228)	(.199)	(.164)	(.148)
Net Asset Value, End of Period	$10.77	$10.87	$10.57	$10.31	$10.38	$10.43
Total Return[3]	-0.34%	4.61%	4.77%	1.27%	1.10%	1.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84	$91	$89	$1,143	$1,545	$1,865
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.71%	2.18%	1.94%	1.57%	1.38%
Portfolio Turnover Rate[4]	20%	49%	44%	48%	50%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Short-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$82.81	$80.55	$78.56	$79.09	$79.44	$79.49
Investment Operations
Net Investment Income	.521[1]	1.474[1]	1.819[1]	1.580[1]	1.314[1]	1.172
Net Realized and Unrealized Gain (Loss) on Investments	(.764)	2.267	2.014	(.545)	(.362)	(.037)
Total from Investment Operations	(.243)	3.741	3.833	1.035	.952	1.135
Distributions
Dividends from Net Investment Income	(.437)	(1.481)	(1.843)	(1.565)	(1.300)	(1.172)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	(.013)
Total Distributions	(.437)	(1.481)	(1.843)	(1.565)	(1.302)	(1.185)
Net Asset Value, End of Period	$82.13	$82.81	$80.55	$78.56	$79.09	$79.44
Total Return	-0.29%	4.67%	4.92%	1.34%	1.20%	1.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,524	$29,618	$22,522	$27,946	$23,902	$19,576
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.79%	2.28%	2.02%	1.65%	1.46%
Portfolio Turnover Rate[2]	20%	49%	44%	48%	50%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.87	$10.57	$10.31	$10.38	$10.43	$10.43
Investment Operations
Net Investment Income	.067[1]	.192[1]	.237[1]	.207[1]	.172[1]	.154
Net Realized and Unrealized Gain (Loss) on Investments	(.099)	.301	.260	(.070)	(.050)	.002
Total from Investment Operations	(.032)	.493	.497	.137	.122	.156
Distributions
Dividends from Net Investment Income	(.068)	(.193)	(.237)	(.207)	(.172)	(.154)
Distributions from Realized Capital Gains	—	—	—	—	(.000)[2]	(.002)
Total Distributions	(.068)	(.193)	(.237)	(.207)	(.172)	(.156)
Net Asset Value, End of Period	$10.77	$10.87	$10.57	$10.31	$10.38	$10.43
Total Return[3]	-0.30%	4.69%	4.86%	1.35%	1.18%	1.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,907	$18,543	$15,379	$13,812	$16,034	$15,335
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.77%	2.26%	2.02%	1.65%	1.46%
Portfolio Turnover Rate[4]	20%	49%	44%	48%	50%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Short-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.87	$10.57	$10.31	$10.38	$10.43	$10.43
Investment Operations
Net Investment Income	.068[1]	.195[1]	.239[1]	.209[1]	.174[1]	.156
Net Realized and Unrealized Gain (Loss) on Investments	(.099)	.301	.260	(.070)	(.050)	.002
Total from Investment Operations	(.031)	.496	.499	.139	.124	.158
Distributions
Dividends from Net Investment Income	(.069)	(.196)	(.239)	(.209)	(.174)	(.156)
Distributions from Realized Capital Gains	—	—	—	—	(.000)[2]	(.002)
Total Distributions	(.069)	(.196)	(.239)	(.209)	(.174)	(.158)
Net Asset Value, End of Period	$10.77	$10.87	$10.57	$10.31	$10.38	$10.43
Total Return	-0.29%	4.71%	4.88%	1.37%	1.20%	1.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,517	$6,134	$5,524	$4,930	$5,033	$4,963
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.80%	2.28%	2.04%	1.67%	1.48%
Portfolio Turnover Rate[3]	20%	49%	44%	48%	50%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.87	$10.57	$10.31	$10.38	$10.43	$10.43
Investment Operations
Net Investment Income	.069[1]	.196[1]	.240[1]	.210[1]	.175[1]	.158
Net Realized and Unrealized Gain (Loss) on Investments	(.100)	.301	.260	(.070)	(.050)	.002
Total from Investment Operations	(.031)	.497	.500	.140	.125	.160
Distributions
Dividends from Net Investment Income	(.069)	(.197)	(.240)	(.210)	(.175)	(.158)
Distributions from Realized Capital Gains	—	—	—	—	(.000)[2]	(.002)
Total Distributions	(.069)	(.197)	(.240)	(.210)	(.175)	(.160)
Net Asset Value, End of Period	$10.77	$10.87	$10.57	$10.31	$10.38	$10.43
Total Return	-0.28%	4.72%	4.89%	1.38%	1.21%	1.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,702	$6,817	$6,631	$5,404	$5,078	$4,336
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.81%	2.29%	2.05%	1.68%	1.49%
Portfolio Turnover Rate[3]	20%	49%	44%	48%	50%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With
18

Short-Term Bond Index Fund
respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $2,340,000, representing less than 0.01% of the fund’s net assets and 0.94% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Short-Term Bond Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	45,193,596	—	45,193,596
Corporate Bonds	—	17,707,347	—	17,707,347
Sovereign Bonds	—	4,482,704	—	4,482,704
Taxable Municipal Bonds	—	45,008	—	45,008
Temporary Cash Investments	630,442	—	—	630,442
Total	630,442	67,428,655	—	68,059,097
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	67,182,167
Gross Unrealized Appreciation	1,084,454
Gross Unrealized Depreciation	(207,524)
Net Unrealized Appreciation (Depreciation)	876,930
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the fund had available capital losses totaling $2,877,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2021, the fund purchased $11,032,183,000 of investment securities and sold $5,783,169,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government
20

Short-Term Bond Index Fund
securities were $10,899,543,000 and $8,797,523,000, respectively. Purchases and sales include $7,085,528,000 and $1,983,240,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $4,817,462,000 and $46,607,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,882	820	35,167	3,257
Issued in Lieu of Cash Distributions	504	47	1,523	141
Redeemed	(15,571)	(1,440)	(36,988)	(3,426)
Net Increase (Decrease)—Investor Shares	(6,185)	(573)	(298)	(28)
ETF Shares
Issued	7,175,696	87,100	11,697,834	141,766
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,007,089)	(24,400)	(5,218,392)	(63,700)
Net Increase (Decrease)—ETF Shares	5,168,607	62,700	6,479,442	78,066
Admiral Shares
Issued	3,502,274	323,949	8,227,722	760,456
Issued in Lieu of Cash Distributions	98,829	9,150	255,823	23,626
Redeemed	(3,062,156)	(283,307)	(5,751,489)	(532,730)
Net Increase (Decrease)—Admiral Shares	538,947	49,792	2,732,056	251,352
Institutional Shares
Issued	1,229,157	113,778	2,393,325	221,202
Issued in Lieu of Cash Distributions	36,462	3,376	92,189	8,516
Redeemed	(823,432)	(76,269)	(2,024,286)	(187,923)
Net Increase (Decrease)—Institutional Shares	442,187	40,885	461,228	41,795
Institutional Plus Shares
Issued	1,425,458	131,929	1,538,306	142,398
Issued in Lieu of Cash Distributions	44,137	4,086	124,314	11,482
Redeemed	(518,583)	(47,981)	(1,665,531)	(153,918)
Net Increase (Decrease)—Institutional Plus Shares	951,012	88,034	(2,911)	(38)
21

Short-Term Bond Index Fund
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
22

Intermediate-Term Bond Index Fund
Fund Allocation
As of June 30, 2021
Corporate Bonds	42.7%
Sovereign Bonds	4.5
Taxable Municipal Bonds	0.4
U.S. Government and Agency Obligations	52.4
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
23

Intermediate-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.375%–6.875%	8/15/25–5/15/31	19,407,135	19,811,790	50.74%
Agency Bonds and Notes
	Federal Home Loan Banks	3.250%	6/9/28–11/16/28	64,725	73,536	0.19%
	Federal National Mortgage Assn.[1]	0.750%–7.250%	4/24/26–11/15/30	313,153	374,339	0.96%
†	Agency Bonds and Notes—Other[1,2,3]				65,789	0.16%
					513,664	1.31%
Total U.S. Government and Agency Obligations (Cost $20,015,846)					20,325,454	52.05%
Corporate Bonds
Communications
	AT&T Inc.	1.650%–4.350%	2/15/27–6/1/31	91,150	98,392	0.25%
	AT&T Inc.[3]	4.100%–4.300%	2/15/28–2/15/30	40,688	46,863	0.12%
	AT&T Inc.[3,4]	2.550%	12/1/33	5,700	5,649	0.01%
	Comcast Corp.	1.500%–4.250%	1/15/27–2/15/31	153,266	167,456	0.43%
	T-Mobile USA Inc.	2.050%–3.875%	4/15/27–2/15/31	138,321	151,216	0.39%
	Verizon Communications Inc.	1.500%–4.329%	8/15/26–3/21/31	245,430	263,554	0.68%
	Walt Disney Co.	2.000%–3.800%	11/15/26–1/13/31	72,700	77,351	0.20%
†	Communications—Other[3]				567,393	1.45%
					1,377,874	3.53%
Consumer Discretionary
	Amazon.com Inc.	1.200%–3.150%	6/3/27–5/12/31	107,205	110,822	0.28%
	Home Depot Inc.	0.900%–3.900%	9/15/26–3/15/31	70,693	75,132	0.19%
	Lowe's Cos. Inc.	1.300%–4.500%	5/3/27–4/1/31	66,778	70,979	0.18%
†	Consumer Discretionary—Other[3,4]				817,265	2.10%
					1,074,198	2.75%
Consumer Staples
	Anheuser-Busch InBev Worldwide Inc.	3.500%–4.900%	4/13/28–1/23/31	79,747	92,998	0.24%
24

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	BAT Capital Corp.	2.259%–4.906%	9/6/26–3/25/31	85,354	90,321	0.23%
	Coca-Cola Co.	1.000%–3.450%	3/25/27–3/15/31	89,814	91,813	0.25%
	PepsiCo Inc.	1.625%–7.000%	2/24/26–5/1/30	71,518	76,152	0.20%
†	Consumer Staples—Other[3]				826,036	2.09%
					1,177,320	3.01%
Energy
	BP Capital Markets America Inc.[3]	3.017%–3.588%	1/16/27–4/14/27	16,018	17,473	0.05%
	BP Capital Markets America Inc.	1.749%–4.234%	4/6/27–8/10/30	50,443	56,455	0.14%
	Exxon Mobil Corp.	2.275%–3.482%	8/16/26–10/15/30	65,444	70,482	0.19%
†	Energy—Other[3,4]				951,163	2.43%
					1,095,573	2.81%
Financials
	Bank of America Corp.[3]	1.898%–4.271%	10/22/26–3/11/32	439,143	473,559	1.20%
	Bank of America Corp.	2.687%	4/22/32	50,650	52,174	0.13%
	Barclays plc	2.645%–4.836%	1/10/28–9/23/35	57,817	61,953	0.15%
	Barclays plc[3]	4.972%–5.088%	5/16/29–6/20/30	23,033	26,904	0.07%
	Citigroup Inc.	3.200%–6.625%	10/21/26–7/25/28	85,372	95,778	0.25%
	Citigroup Inc.[3]	2.572%–4.412%	1/10/28–6/3/31	207,474	229,734	0.61%
	Goldman Sachs Group Inc.	1.542%–5.950%	11/16/26–4/22/32	167,600	178,061	0.45%
	Goldman Sachs Group Inc.[3]	3.691%–4.223%	6/5/28–5/1/29	77,288	86,686	0.22%
	HSBC Holdings plc	1.589%–4.950%	11/23/26–5/24/32	62,562	70,362	0.17%
	HSBC Holdings plc[3]	2.013%–4.583%	3/13/28–8/18/31	126,056	137,568	0.35%
	JPMorgan Chase & Co.	1.764%–8.000%	6/15/26–4/22/32	178,652	189,048	0.48%
	JPMorgan Chase & Co.[3]	2.182%–4.493%	2/1/28–5/13/31	276,170	306,621	0.77%
	Mitsubishi UFJ Financial Group Inc.	2.048%–4.050%	9/13/26–7/17/30	91,908	100,423	0.26%
	Morgan Stanley[3]	1.794%–6.250%	7/27/26–4/28/32	227,736	248,311	0.63%
	Morgan Stanley	3.625%–3.950%	1/20/27–4/23/27	44,152	49,136	0.12%
	Sumitomo Mitsui Financial Group Inc.	1.710%–4.306%	7/14/26–1/12/31	147,153	156,269	0.39%
	Wells Fargo & Co.[3]	2.393%–4.478%	6/3/26–4/4/31	161,809	179,790	0.46%
	Wells Fargo & Co.	3.000%	10/23/26	31,538	34,005	0.09%
	Westpac Banking Corp.	1.150%–4.110%	6/3/26–11/15/35	46,850	49,602	0.13%
	Westpac Banking Corp.[3]	4.322%	11/23/31	19,825	22,042	0.06%
†	Financials—Other[3,4]				2,076,954	5.37%
					4,824,980	12.36%
Health Care
	AbbVie Inc.	2.950%–4.250%	11/21/26–11/21/29	102,634	112,250	0.29%
	Bristol-Myers Squibb Co.	1.125%–3.900%	11/13/27–11/13/30	86,957	94,400	0.23%
	Cigna Corp.[3]	3.050%–4.500%	2/25/26–10/15/27	13,826	15,123	0.04%
	Cigna Corp.	2.375%–4.375%	10/15/28–3/15/31	58,560	62,613	0.16%
	CVS Health Corp.	1.300%–6.250%	6/1/26–2/28/31	143,457	156,087	0.39%
	UnitedHealth Group Inc.	1.250%–3.875%	1/15/26–5/15/31	66,852	72,103	0.18%
†	Health Care—Other[3,4]				986,025	2.55%
					1,498,601	3.84%
Industrials
	Boeing Co.	2.250%–5.150%	6/15/26–2/1/31	114,683	127,649	0.32%
	Raytheon Technologies Corp.	2.250%–7.500%	3/15/27–7/1/30	73,303	82,632	0.21%
†	Industrials—Other[3,4,5]				964,638	2.48%
					1,174,919	3.01%
†Materials[3,4,5]					503,290	1.29%
25

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Real Estate
	American Tower Corp.	1.500%–3.950%	10/15/26–4/15/31	81,516	86,931	0.23%
†	Real Estate —Other[3]				1,021,315	2.61%
					1,108,246	2.84%
Technology
	Apple Inc.	1.200%–3.350%	8/4/26–2/8/31	193,444	201,567	0.52%
	Broadcom Inc.	3.459%–5.000%	9/15/26–11/15/30	97,483	111,214	0.28%
	Broadcom Inc.[3,4]	1.950%–2.450%	2/15/28–2/15/31	27,843	27,476	0.07%
	Fiserv Inc.	2.250%–4.200%	7/1/26–6/1/30	69,355	75,272	0.20%
	Microsoft Corp.	2.400%–3.300%	8/8/26–2/6/27	71,749	78,095	0.20%
	Oracle Corp.	2.300%–3.250%	7/15/26–3/25/31	144,452	152,356	0.40%
†	Technology—Other[3,4,5]				918,008	2.33%
					1,563,988	4.00%
Utilities
	Pacific Gas & Electric Co.	2.500%–4.550%	12/1/27–2/1/31	79,428	81,673	0.21%
†	Utilities—Other[3,4]				1,068,270	2.73%
					1,149,943	2.94%
Total Corporate Bonds (Cost $15,865,068)					16,548,932	42.38%
Sovereign Bonds
	Asian Development Bank	5.820%	6/16/28	4,833	6,275	0.02%
	Asian Development Bank[3]	0.750%–3.125%	8/14/26–3/4/31	120,880	127,213	0.35%
	European Investment Bank	0.625%–2.375%	5/24/27–2/14/31	98,930	98,378	0.25%
	Inter-American Development Bank[3]	1.125%–2.000%	6/2/26–1/13/31	40,573	39,265	0.10%
	Inter-American Development Bank	0.625%–3.125%	7/23/26–6/18/29	97,078	102,903	0.26%
	International Bank for Reconstruction & Development	0.750%–8.875%	3/1/26–2/10/31	135,740	132,390	0.33%
	International Bank for Reconstruction & Development[3]	1.375%–2.500%	10/27/26–10/23/29	92,530	96,643	0.24%
	Japan Bank for International Cooperation[6]	1.250%–3.500%	7/21/26–4/15/31	105,021	112,315	0.29%
	Japan Bank for International Cooperation[3,6]	2.250%	11/4/26	12,650	13,350	0.03%
	Republic of Indonesia	1.850%–4.750%	1/11/28–3/12/31	73,298	81,627	0.22%
	Republic of the Philippines	1.648%–9.500%	2/1/28–6/10/31	73,144	91,121	0.22%
	United Mexican States	3.750%–4.500%	3/28/27–4/22/29	74,911	83,993	0.21%
	United Mexican States[3]	2.659%–3.250%	4/16/30–5/24/31	48,507	48,703	0.12%
†	Sovereign Bonds—Other[3,6,7,8]				719,745	1.85%
Total Sovereign Bonds (Cost $1,719,373)					1,753,921	4.49%
†Taxable Municipal Bonds (Cost $146,576)[9,10]					150,999	0.39%
26

Intermediate-Term Bond Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund[11] (Cost $206,014)	0.056%	2,060,226	206,023	0.53%
Total Investments (Cost $37,952,877)			38,985,329	99.84%
Other Assets and Liabilities—Net			62,147	0.16%
Net Assets			39,047,476	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value of these securities was $271,039,000, representing 0.7% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $37,746,863)	38,779,306
Affiliated Issuers (Cost $206,014)	206,023
Total Investments in Securities	38,985,329
Investment in Vanguard	1,351
Receivables for Investment Securities Sold	713,061
Receivables for Accrued Income	218,193
Receivables for Capital Shares Issued	36,911
Other Assets	86
Total Assets	39,954,931
Liabilities
Due to Custodian	1,998
Payables for Investment Securities Purchased	818,328
Payables for Capital Shares Redeemed	80,100
Payables for Distributions	6,073
Payables to Vanguard	956
Total Liabilities	907,455
Net Assets	39,047,476
28

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	37,593,702
Total Distributable Earnings (Loss)	1,453,774
Net Assets	39,047,476

Investor Shares—Net Assets
Applicable to 9,309,166 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	113,480
Net Asset Value Per Share—Investor Shares	$12.19

ETF Shares—Net Assets
Applicable to 161,554,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,533,337
Net Asset Value Per Share—ETF Shares	$89.96

Admiral Shares—Net Assets
Applicable to 1,584,661,968 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,317,201
Net Asset Value Per Share—Admiral Shares	$12.19

Institutional Shares—Net Assets
Applicable to 268,302,759 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,270,638
Net Asset Value Per Share—Institutional Shares	$12.19

Institutional Plus Shares—Net Assets
Applicable to 148,712,313 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,812,820
Net Asset Value Per Share—Institutional Plus Shares	$12.19
See accompanying Notes, which are an integral part of the Financial Statements.
29

Intermediate-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest[1]	392,897
Total Income	392,897
Expenses
The Vanguard Group—Note B
Investment Advisory Services	444
Management and Administrative—Investor Shares	99
Management and Administrative—ETF Shares	2,772
Management and Administrative—Admiral Shares	6,154
Management and Administrative—Institutional Shares	736
Management and Administrative—Institutional Plus Shares	288
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	270
Marketing and Distribution—Admiral Shares	338
Marketing and Distribution—Institutional Shares	45
Marketing and Distribution—Institutional Plus Shares	11
Custodian Fees	33
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	413
Shareholders’ Reports—Admiral Shares	90
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	24
Trustees’ Fees and Expenses	6
Total Expenses	11,735
Net Investment Income	381,162
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	442,674
Futures Contracts	(676)
Realized Net Gain (Loss)	441,998
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,606,182)
Net Increase (Decrease) in Net Assets Resulting from Operations	(783,022)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $65,000, $29,000, and ($30,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $140,684,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	381,162	844,367
Realized Net Gain (Loss)	441,998	959,206
Change in Unrealized Appreciation (Depreciation)	(1,606,182)	1,444,117
Net Increase (Decrease) in Net Assets Resulting from Operations	(783,022)	3,247,690
Distributions
Investor Shares	(1,858)	(4,860)
ETF Shares	(168,583)	(414,121)
Admiral Shares	(256,038)	(557,860)
Institutional Shares	(43,886)	(100,159)
Institutional Plus Shares	(23,132)	(52,739)
Total Distributions	(493,497)	(1,129,739)
Capital Share Transactions
Investor Shares	(51,115)	(2,825)
ETF Shares	(488,675)	1,219,912
Admiral Shares	(277,988)	2,382,489
Institutional Shares	(141,561)	167,676
Institutional Plus Shares	86,209	36,822
Net Increase (Decrease) from Capital Share Transactions	(873,130)	3,804,074
Total Increase (Decrease)	(2,149,649)	5,922,025
Net Assets
Beginning of Period	41,197,125	35,275,100
End of Period	39,047,476	41,197,125
See accompanying Notes, which are an integral part of the Financial Statements.
31

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.59	$11.81	$11.02	$11.36	$11.24	$11.26
Investment Operations
Net Investment Income	.113[1]	.271[1]	.316[1]	.306[1]	.289[1]	.289
Net Realized and Unrealized Gain (Loss) on Investments	(.359)	.868	.787	(.340)	.132	.025
Total from Investment Operations	(.246)	1.139	1.103	(.034)	.421	.314
Distributions
Dividends from Net Investment Income	(.112)	(.271)	(.313)	(.306)	(.290)	(.289)
Distributions from Realized Capital Gains	(.042)	(.088)	—	—	(.011)	(.045)
Total Distributions	(.154)	(.359)	(.313)	(.306)	(.301)	(.334)
Net Asset Value, End of Period	$12.19	$12.59	$11.81	$11.02	$11.36	$11.24
Total Return[2]	-1.94%	9.71%	10.09%	-0.25%	3.76%	2.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113	$170	$163	$1,037	$1,307	$1,472
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.86%	2.18%	2.78%	2.79%	2.54%	2.48%
Portfolio Turnover Rate[3]	26%	55%	50%	53%	55%	57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Intermediate-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$92.73	$87.08	$81.27	$83.73	$82.86	$82.95
Investment Operations
Net Investment Income	.873[1]	2.080[1]	2.392[1]	2.320[1]	2.199[1]	2.163
Net Realized and Unrealized Gain (Loss) on Investments	(2.600)	6.313	5.816	(2.442)	.925	.244
Total from Investment Operations	(1.727)	8.393	8.208	(.122)	3.124	2.407
Distributions
Dividends from Net Investment Income	(.733)	(2.094)	(2.398)	(2.338)	(2.174)	(2.163)
Distributions from Realized Capital Gains	(.310)	(.649)	—	—	(.080)	(.334)
Total Distributions	(1.043)	(2.743)	(2.398)	(2.338)	(2.254)	(2.497)
Net Asset Value, End of Period	$89.96	$92.73	$87.08	$81.27	$83.73	$82.86
Total Return	-1.85%	9.71%	10.19%	-0.09%	3.80%	2.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,533	$15,482	$13,546	$12,772	$15,328	$11,241
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.95%	2.27%	2.80%	2.87%	2.62%	2.56%
Portfolio Turnover Rate[2]	26%	55%	50%	53%	55%	57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.59	$11.81	$11.02	$11.36	$11.24	$11.26
Investment Operations
Net Investment Income	.117[1]	.280[1]	.322[1]	.315[1]	.298[1]	.299
Net Realized and Unrealized Gain (Loss) on Investments	(.358)	.869	.790	(.341)	.132	.025
Total from Investment Operations	(.241)	1.149	1.112	(.026)	.430	.324
Distributions
Dividends from Net Investment Income	(.117)	(.281)	(.322)	(.314)	(.299)	(.299)
Distributions from Realized Capital Gains	(.042)	(.088)	—	—	(.011)	(.045)
Total Distributions	(.159)	(.369)	(.322)	(.314)	(.310)	(.344)
Net Asset Value, End of Period	$12.19	$12.59	$11.81	$11.02	$11.36	$11.24
Total Return[2]	-1.90%	9.80%	10.18%	-0.17%	3.85%	2.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,317	$20,241	$16,776	$12,830	$13,477	$11,954
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.94%	2.25%	2.78%	2.87%	2.62%	2.56%
Portfolio Turnover Rate[3]	26%	55%	50%	53%	55%	57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.59	$11.81	$11.02	$11.36	$11.24	$11.26
Investment Operations
Net Investment Income	.118[1]	.283[1]	.325[1]	.317[1]	.301[1]	.301
Net Realized and Unrealized Gain (Loss) on Investments	(.358)	.868	.790	(.340)	.131	.025
Total from Investment Operations	(.240)	1.151	1.115	(.023)	.432	.326
Distributions
Dividends from Net Investment Income	(.118)	(.283)	(.325)	(.317)	(.301)	(.301)
Distributions from Realized Capital Gains	(.042)	(.088)	—	—	(.011)	(.045)
Total Distributions	(.160)	(.371)	(.325)	(.317)	(.312)	(.346)
Net Asset Value, End of Period	$12.19	$12.59	$11.81	$11.02	$11.36	$11.24
Total Return	-1.89%	9.82%	10.20%	-0.15%	3.87%	2.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,271	$3,527	$3,158	$2,952	$3,127	$2,626
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.28%	2.81%	2.89%	2.64%	2.58%
Portfolio Turnover Rate[2]	26%	55%	50%	53%	55%	57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.59	$11.81	$11.02	$11.36	$11.24	$11.26
Investment Operations
Net Investment Income	.119[1]	.285[1]	.326[1]	.319[1]	.302[1]	.302
Net Realized and Unrealized Gain (Loss) on Investments	(.358)	.868	.790	(.341)	.131	.025
Total from Investment Operations	(.239)	1.153	1.116	(.022)	.433	.327
Distributions
Dividends from Net Investment Income	(.119)	(.285)	(.326)	(.318)	(.302)	(.302)
Distributions from Realized Capital Gains	(.042)	(.088)	—	—	(.011)	(.045)
Total Distributions	(.161)	(.373)	(.326)	(.318)	(.313)	(.347)
Net Asset Value, End of Period	$12.19	$12.59	$11.81	$11.02	$11.36	$11.24
Total Return	-1.88%	9.83%	10.21%	-0.14%	3.88%	2.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,813	$1,777	$1,632	$1,752	$1,640	$1,478
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.29%	2.83%	2.90%	2.65%	2.59%
Portfolio Turnover Rate[2]	26%	55%	50%	53%	55%	57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Intermediate-Term Bond Index Fund
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2021.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
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Intermediate-Term Bond Index Fund
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,351,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
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Intermediate-Term Bond Index Fund
The following table summarizes the market value of the fund's investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,325,454	—	20,325,454
Corporate Bonds	—	16,548,932	—	16,548,932
Sovereign Bonds	—	1,753,921	—	1,753,921
Taxable Municipal Bonds	—	150,999	—	150,999
Temporary Cash Investments	206,023	—	—	206,023
Total	206,023	38,779,306	—	38,985,329
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	37,998,267
Gross Unrealized Appreciation	1,417,043
Gross Unrealized Depreciation	(429,981)
Net Unrealized Appreciation (Depreciation)	987,062
E.	During the six months ended June 30, 2021, the fund purchased $6,331,364,000 of investment securities and sold $8,106,043,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,505,461,000 and $6,566,435,000, respectively. Purchases and sales include $3,601,221,000 and $4,079,382,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $128,087,000 and $6,281,010,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Intermediate-Term Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,756	632	55,957	4,509
Issued in Lieu of Cash Distributions	1,852	153	4,860	389
Redeemed	(60,723)	(5,015)	(63,642)	(5,167)
Net Increase (Decrease)—Investor Shares	(51,115)	(4,230)	(2,825)	(269)
ETF Shares
Issued	3,670,557	40,800	7,958,107	86,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,159,232)	(46,200)	(6,738,195)	(75,000)
Net Increase (Decrease)—ETF Shares	(488,675)	(5,400)	1,219,912	11,400
Admiral Shares
Issued	2,504,037	204,255	6,748,709	542,772
Issued in Lieu of Cash Distributions	219,912	18,148	480,071	38,430
Redeemed	(3,001,937)	(245,989)	(4,846,291)	(392,940)
Net Increase (Decrease)—Admiral Shares	(277,988)	(23,586)	2,382,489	188,262
Institutional Shares
Issued	459,607	37,635	1,290,307	103,732
Issued in Lieu of Cash Distributions	42,034	3,468	94,840	7,594
Redeemed	(643,202)	(53,031)	(1,217,471)	(98,429)
Net Increase (Decrease)—Institutional Shares	(141,561)	(11,928)	167,676	12,897
Institutional Plus Shares
Issued	428,797	35,203	415,904	33,467
Issued in Lieu of Cash Distributions	10,405	859	24,997	2,001
Redeemed	(352,993)	(28,504)	(404,079)	(32,409)
Net Increase (Decrease)—Institutional Plus Shares	86,209	7,558	36,822	3,059
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
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Long-Term Bond Index Fund
Fund Allocation
As of June 30, 2021
Corporate Bonds	52.8%
Sovereign Bonds	3.7
Taxable Municipal Bonds	3.2
U.S. Government and Agency Obligations	40.3
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
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Long-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.125%–5.375%	2/15/31–5/15/51	3,946,559	4,355,818	39.17%
	United States Treasury Note/Bond[1]	3.500%	2/15/39	17,988	22,470	0.20%
					4,378,288	39.37%
Agency Bonds and Notes
	Tennessee Valley Authority	4.250%–6.150%	6/15/35–9/15/65	25,760	37,190	0.34%
†	Agency Bonds and Notes—Other[2,3,4]				34,130	0.30%
					71,320	0.64%
Total U.S. Government and Agency Obligations (Cost $4,189,737)					4,449,608	40.01%
Corporate Bonds
Communications
	AT&T Inc.	2.250%–6.150%	2/1/32–2/1/61	81,561	91,947	0.82%
	AT&T Inc.[4,5]	2.550%–3.800%	12/1/33–9/15/59	75,359	76,153	0.68%
	AT&T Inc.[4]	5.150%	11/15/46	3,147	4,031	0.04%
	Charter Communications Operating LLC	2.300%–6.834%	2/1/32–12/1/61	59,013	70,238	0.64%
	Comcast Corp.	2.450%–7.050%	1/15/33–8/15/62	95,692	114,273	1.03%
	NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	9,086	12,252	0.11%
	Verizon Communications Inc.	2.650%–6.400%	8/10/33–3/22/61	113,960	128,860	1.15%
	Vodafone Group plc	4.250%–6.250%	11/30/32–6/19/59	25,100	32,193	0.28%
	Walt Disney Co.	2.750%–6.650%	3/15/33–5/13/60	39,892	50,336	0.46%
†	Communications—Other[4]				221,083	2.00%
					801,366	7.21%
Consumer Discretionary
	Amazon.com Inc.	2.500%–4.950%	12/5/34–5/12/61	52,072	58,183	0.54%
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Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Home Depot Inc.	2.375%–5.950%	12/16/36–9/15/56	41,370	50,795	0.47%
†	Consumer Discretionary—Other[4,5]				216,361	1.92%
					325,339	2.93%
Consumer Staples
	Altria Group Inc.	2.450%–6.200%	2/4/32–2/4/61	34,333	37,238	0.34%
	Anheuser-Busch Cos. LLC[4]	4.700%–4.900%	2/1/36–2/1/46	30,452	38,150	0.35%
	Anheuser-Busch InBev Finance Inc.	4.000%–4.900%	2/1/36–2/1/46	16,987	20,490	0.19%
	Anheuser-Busch InBev Worldwide Inc.	3.750%–8.200%	6/15/35–6/1/60	48,530	62,897	0.56%
	PepsiCo Inc.	1.400%–5.500%	2/25/31–3/19/60	28,587	33,211	0.31%
	Walmart Inc.	2.950%–6.500%	9/1/35–9/24/49	33,945	44,306	0.39%
†	Consumer Staples—Other[4,5]				236,950	2.12%
					473,242	4.26%
Energy
	Energy Transfer LP	4.900%–7.500%	3/15/35–5/15/50	33,137	40,788	0.36%
	Energy Transfer LP4	5.800%	6/15/38	1,700	2,108	0.02%
	Enterprise Products Operating LLC[4]	6.650%–6.875%	3/1/33–10/15/34	2,245	3,175	0.03%
	Enterprise Products Operating LLC	3.200%–7.550%	4/15/38–1/31/60	33,177	39,738	0.37%
	Exxon Mobil Corp.	2.995%–4.327%	8/16/39–4/15/51	30,495	35,181	0.32%
	Shell International Finance BV	3.125%–6.375%	5/11/35–4/6/50	37,854	45,612	0.41%
†	Energy—Other[4,5]				364,019	3.26%
					530,621	4.77%
Financials
	Bank of America Corp.	3.311%–7.750%	1/29/37–4/22/42	18,368	23,374	0.21%
	Bank of America Corp.[4]	2.676%–5.875%	4/24/38–3/13/52	62,298	73,142	0.67%
	Berkshire Hathaway Finance Corp.	2.850%–5.750%	1/15/40–10/15/50	20,228	23,952	0.22%
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,398	1,790	0.02%
	Citigroup Inc.	4.650%–8.125%	6/15/32–7/23/48	25,934	36,135	0.34%
	Citigroup Inc.[4]	3.878%–5.316%	1/24/39–4/24/48	7,954	10,070	0.09%
	Goldman Sachs Group Inc.	3.210%–6.750%	2/15/33–10/21/45	36,651	50,546	0.45%
	Goldman Sachs Group Inc.[4]	4.017%–4.800%	10/31/38–7/8/44	12,013	14,946	0.14%
	JPMorgan Chase & Co.	2.525%–6.400%	5/15/38–4/22/52	36,266	46,468	0.41%
	JPMorgan Chase & Co.[4]	3.109%–4.260%	7/24/38–4/22/51	39,939	45,272	0.41%
	Morgan Stanley	3.217%–7.250%	4/1/32–1/22/47	20,120	25,610	0.23%
	Morgan Stanley[4]	2.802%–5.597%	7/22/38–1/25/52	16,515	20,761	0.19%
	Wells Fargo & Co.[4]	3.068%–5.950%	12/15/36–4/4/51	38,898	47,828	0.44%
	Wells Fargo & Co.	3.900%–5.606%	11/2/43–5/1/45	14,892	19,210	0.17%
†	Financials—Other[4,6]				438,121	3.90%
					877,225	7.89%
Health Care
	AbbVie Inc.	4.050%–4.875%	3/15/35–11/21/49	59,874	72,871	0.64%
	Amgen Inc.	2.770%–5.150%	2/21/40–9/1/53	33,578	39,448	0.35%
	Bristol-Myers Squibb Co.	2.350%–5.000%	6/15/39–11/13/50	31,107	38,798	0.36%
	Cigna Corp.	3.200%–4.900%	8/15/38–3/15/51	16,012	18,136	0.16%
	Cigna Corp.[4]	3.875%–6.125%	11/15/41–10/15/47	10,400	12,980	0.11%
	CVS Health Corp.	2.700%–6.125%	7/20/35–4/1/50	47,603	60,383	0.55%
	Gilead Sciences Inc.	2.600%–5.650%	9/1/35–10/1/50	26,017	31,350	0.28%
	Johnson & Johnson	2.100%–5.950%	5/15/33–9/1/60	34,926	39,727	0.33%
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Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Pfizer Inc.	2.550%–7.200%	12/15/36–5/28/50	29,368	38,366	0.35%
	UnitedHealth Group Inc.	2.750%–6.875%	7/15/35–5/15/60	54,039	66,639	0.61%
†	Health Care—Other[4,5,6]				428,188	3.87%
					846,886	7.61%
Industrials
	Boeing Co.	3.250%–6.875%	2/15/33–5/1/60	47,688	59,110	0.54%
	Burlington Northern Santa Fe LLC	3.050%–6.200%	8/15/36–9/15/51	32,812	40,856	0.36%
	General Electric Co.[4]	5.875%–6.875%	3/15/32–1/10/39	16,827	23,425	0.22%
	General Electric Co.	4.125%–4.350%	5/1/40–5/1/50	6,750	8,060	0.07%
	Precision Castparts Corp.	3.900%–4.375%	1/15/43–6/15/45	1,549	1,833	0.02%
	Raytheon Technologies Corp.	3.125%–6.125%	6/1/36–7/1/50	34,201	42,981	0.37%
	Union Pacific Corp.	2.973%–4.100%	2/1/35–2/5/70	27,990	29,896	0.27%
	Union Pacific Corp.[4,5]	2.891%–3.799%	4/6/36–4/6/71	4,950	5,349	0.05%
	Union Pacific Corp.[4]	3.550%	8/15/39	625	695	0.01%
†	Industrials—Other[4]				302,151	2.71%
					514,356	4.62%
Materials
	Lubrizol Corp.	6.500%	10/1/34	725	1,050	0.01%
†	Materials—Other[4,5,6]				207,298	1.86%
					208,348	1.87%
†Real Estate [4]					90,059	0.81%
Technology
	Apple Inc.	2.375%–4.650%	2/23/36–2/8/61	73,942	82,554	0.78%
	Intel Corp.	3.100%–4.950%	12/15/32–3/25/60	31,609	37,925	0.34%
	Microsoft Corp.	2.525%–4.500%	2/12/35–3/17/62	71,509	77,239	0.71%
	Oracle Corp.	3.600%–6.500%	7/8/34–3/25/61	88,701	98,784	0.87%
†	Technology—Other[4,5,6]				179,158	1.58%
					475,660	4.28%
Utilities
	Berkshire Hathaway Energy Co.	2.850%–6.125%	4/1/36–5/15/51	18,417	23,012	0.21%
	Consolidated Edison Co. of New York Inc.[4]	3.000%–6.750%	3/1/35–12/1/60	16,712	20,551	0.18%
	Consolidated Edison Co. of New York Inc.	3.700%–5.700%	6/15/40–11/15/59	10,722	12,855	0.11%
	Eastern Energy Gas Holdings LLC	4.600%–4.800%	11/1/43–12/15/44	2,075	2,440	0.02%
	Eastern Energy Gas Holdings LLC[4]	3.900%	11/15/49	800	861	0.01%
	MidAmerican Energy Co.	3.650%–6.750%	12/30/31–7/15/49	7,116	8,880	0.07%
	Nevada Power Co.[4]	3.125%–6.750%	4/1/36–8/1/50	4,478	5,592	0.05%
	PacifiCorp	3.300%–7.700%	11/15/31–3/15/51	13,385	17,335	0.15%
†	Utilities—Other[4]				598,486	5.40%
					690,012	6.20%
Total Corporate Bonds (Cost $5,322,732)					5,833,114	52.45%
Sovereign Bonds
	Republic of Colombia	6.125%–10.375%	1/28/33–1/18/41	9,405	11,766	0.10%
	Republic of Colombia[4]	3.250%–5.625%	4/22/32–2/15/61	29,548	30,746	0.28%
	Republic of Panama[4]	2.252%–6.700%	9/29/32–7/23/60	32,962	36,607	0.33%
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Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Republic of Peru	5.625%–8.750%	11/21/33–11/18/50	11,541	17,033	0.15%
	Republic of Peru[4]	1.862%–6.550%	12/1/32–7/28/21	14,716	14,949	0.13%
	Republic of the Philippines	1.648%–6.375%	6/10/31–12/10/45	30,165	35,058	0.31%
	Republic of the Philippines[6]	1.950%–3.200%	1/6/32–7/6/46	6,700	6,692	0.05%
	United Mexican States[4]	3.771%–8.300%	8/15/31–10/12/10	55,295	62,839	0.58%
	United Mexican States	4.350%–6.050%	1/11/40–2/10/48	27,760	31,707	0.29%
†	Sovereign Bonds—Other[4,7]				160,400	1.45%
Total Sovereign Bonds (Cost $398,903)					407,797	3.67%
Taxable Municipal Bonds
	California GO	4.500%	4/1/33	1,425	1,683	0.02%
	California GO	7.500%	4/1/34	4,385	6,910	0.06%
	California GO	4.600%	4/1/38	1,350	1,578	0.01%
	California GO	7.550%	4/1/39	6,645	11,330	0.10%
	California GO	7.300%	10/1/39	4,805	7,690	0.07%
	California GO	7.350%	11/1/39	1,000	1,610	0.01%
	California GO	7.625%	3/1/40	2,665	4,489	0.04%
	California GO	7.600%	11/1/40	4,610	8,051	0.07%
†	Taxable Municipal Bonds—Other[8,9,10]				305,416	2.75%
Total Taxable Municipal Bonds (Cost $273,905)					348,757	3.13%
			Coupon	Shares
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[11] (Cost $28,779)		0.056%	287,796	28,779	0.26%
Total Investments (Cost $10,214,056)					11,068,055	99.52%
Other Assets and Liabilities—Net					53,703	0.48%
Net Assets					11,121,758	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Securities with a value of $263,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value of these securities was $141,896,000, representing 1.3% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
7	Guaranteed by the Federal Republic of Germany.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
46

Long-Term Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	September 2021	110	17,683	281

See accompanying Notes, which are an integral part of the Financial Statements.
47

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,185,277)	11,039,276
Affiliated Issuers (Cost $28,779)	28,779
Total Investments in Securities	11,068,055
Investment in Vanguard	368
Receivables for Investment Securities Sold	33,517
Receivables for Accrued Income	88,561
Receivables for Capital Shares Issued	41,570
Variation Margin Receivable—Futures Contracts	52
Other Assets	9
Total Assets	11,232,132
Liabilities
Due to Custodian	1,960
Payables for Investment Securities Purchased	100,734
Payables for Capital Shares Redeemed	6,430
Payables for Distributions	1,007
Payables to Vanguard	243
Total Liabilities	110,374
Net Assets	11,121,758
48

Long-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	10,098,877
Total Distributable Earnings (Loss)	1,022,881
Net Assets	11,121,758

ETF Shares—Net Assets
Applicable to 55,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,701,657
Net Asset Value Per Share—ETF Shares	$103.10

Admiral Shares—Net Assets
Applicable to 186,471,896 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,913,726
Net Asset Value Per Share—Admiral Shares	$15.63

Institutional Shares—Net Assets
Applicable to 91,796,650 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,434,397
Net Asset Value Per Share—Institutional Shares	$15.63

Institutional Plus Shares—Net Assets
Applicable to 68,604,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,071,978
Net Asset Value Per Share—Institutional Plus Shares	$15.63
See accompanying Notes, which are an integral part of the Financial Statements.
49

Long-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest[1]	162,868
Total Income	162,868
Expenses
The Vanguard Group—Note B
Investment Advisory Services	122
Management and Administrative—ETF Shares	896
Management and Administrative—Admiral Shares	909
Management and Administrative—Institutional Shares	323
Management and Administrative—Institutional Plus Shares	222
Marketing and Distribution—ETF Shares	97
Marketing and Distribution—Admiral Shares	37
Marketing and Distribution—Institutional Shares	14
Marketing and Distribution—Institutional Plus Shares	5
Custodian Fees	24
Shareholders’ Reports—ETF Shares	237
Shareholders’ Reports—Admiral Shares	33
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,921
Net Investment Income	159,947
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	175,784
Futures Contracts	(411)
Realized Net Gain (Loss)	175,373
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(884,798)
Futures Contracts	281
Change in Unrealized Appreciation (Depreciation)	(884,517)
Net Increase (Decrease) in Net Assets Resulting from Operations	(549,197)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $170,815,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	159,947	367,104
Realized Net Gain (Loss)	175,373	990,501
Change in Unrealized Appreciation (Depreciation)	(884,517)	443,298
Net Increase (Decrease) in Net Assets Resulting from Operations	(549,197)	1,800,903
Distributions
ETF Shares	(79,551)	(314,576)
Admiral Shares	(51,735)	(186,444)
Institutional Shares	(25,540)	(102,522)
Institutional Plus Shares	(22,057)	(106,222)
Total Distributions	(178,883)	(709,764)
Capital Share Transactions
ETF Shares	223,458	1,120,959
Admiral Shares	(148,804)	(11,067)
Institutional Shares	(114,407)	(650,296)
Institutional Plus Shares	(195,296)	(1,877,785)
Net Increase (Decrease) from Capital Share Transactions	(235,049)	(1,418,189)
Total Increase (Decrease)	(963,129)	(327,050)
Net Assets
Beginning of Period	12,084,887	12,411,937
End of Period	11,121,758	12,084,887
See accompanying Notes, which are an integral part of the Financial Statements.
51

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$109.58	$99.92	$87.08	$94.91	$88.86	$86.80
Investment Operations
Net Investment Income	1.494[1]	3.242[1]	3.445[1]	3.461[1]	3.487[1]	3.558
Net Realized and Unrealized Gain (Loss) on Investments	(6.429)	12.817	12.976	(7.728)	6.019	2.212
Total from Investment Operations	(4.935)	16.059	16.421	(4.267)	9.506	5.770
Distributions
Dividends from Net Investment Income	(1.244)	(3.236)	(3.409)	(3.420)	(3.456)	(3.558)
Distributions from Realized Capital Gains	(.301)	(3.163)	(.172)	(.143)	—	(.152)
Total Distributions	(1.545)	(6.399)	(3.581)	(3.563)	(3.456)	(3.710)
Net Asset Value, End of Period	$103.10	$109.58	$99.92	$87.08	$94.91	$88.86
Total Return	-4.45%	16.24%	19.09%	-4.46%	10.89%	6.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,702	$5,808	$4,357	$2,708	$2,392	$1,671
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.97%	2.96%	3.58%	3.93%	3.79%	3.80%
Portfolio Turnover Rate[2]	16%	48%	33%	38%	41%	45%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Long-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,	February 7, 2019[1] to December 31,
		2020	2019
Net Asset Value, Beginning of Period	$16.65	$15.18	$13.48
Investment Operations
Net Investment Income[2]	.226	.490	.465
Net Realized and Unrealized Gain (Loss) on Investments	(.974)	1.950	1.728
Total from Investment Operations	(.748)	2.440	2.193
Distributions
Dividends from Net Investment Income	(.226)	(.490)	(.467)
Distributions from Realized Capital Gains	(.046)	(.480)	(.026)
Total Distributions	(.272)	(.970)	(.493)
Net Asset Value, End of Period	$15.63	$16.65	$15.18
Total Return[3]	-4.44%	16.23%	16.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,914	$3,267	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.96%	2.95%	3.44%[4]
Portfolio Turnover Rate[5]	16%	48%	33%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$16.65	$15.18	$13.23	$14.42	$13.51	$13.20
Investment Operations
Net Investment Income	.227[1]	.494[1]	.525[1]	.529[1]	.533[1]	.544
Net Realized and Unrealized Gain (Loss) on Investments	(.974)	1.949	1.975	(1.169)	.910	.333
Total from Investment Operations	(.747)	2.443	2.500	(.640)	1.443	.877
Distributions
Dividends from Net Investment Income	(.227)	(.493)	(.524)	(.528)	(.533)	(.544)
Distributions from Realized Capital Gains	(.046)	(.480)	(.026)	(.022)	—	(.023)
Total Distributions	(.273)	(.973)	(.550)	(.550)	(.533)	(.567)
Net Asset Value, End of Period	$15.63	$16.65	$15.18	$13.23	$14.42	$13.51
Total Return	-4.43%[2]	16.25%[2]	19.12%[2]	-4.41%	10.87%	6.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,434	$1,649	$2,097	$2,706	$2,552	$2,216
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.98%	2.98%	3.64%	3.95%	3.81%	3.82%
Portfolio Turnover Rate[3]	16%	48%	33%	38%	41%	45%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
54

Long-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$16.65	$15.18	$13.23	$14.42	$13.51	$13.20
Investment Operations
Net Investment Income	.228[1]	.498[1]	.526[1]	.530[1]	.535[1]	.545
Net Realized and Unrealized Gain (Loss) on Investments	(.974)	1.947	1.975	(1.168)	.910	.333
Total from Investment Operations	(.746)	2.445	2.501	(.638)	1.445	.878
Distributions
Dividends from Net Investment Income	(.228)	(.495)	(.525)	(.530)	(.535)	(.545)
Distributions from Realized Capital Gains	(.046)	(.480)	(.026)	(.022)	—	(.023)
Total Distributions	(.274)	(.975)	(.551)	(.552)	(.535)	(.568)
Net Asset Value, End of Period	$15.63	$16.65	$15.18	$13.23	$14.42	$13.51
Total Return	-4.43%[2]	16.26%[2]	19.14%[2]	-4.40%	10.88%	6.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,072	$1,362	$2,960	$2,972	$3,315	$2,745
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.99%	3.02%	3.63%	3.96%	3.82%	3.83%
Portfolio Turnover Rate[3]	16%	48%	33%	38%	41%	45%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
56

Long-Term Bond Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
57

Long-Term Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $368,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
58

Long-Term Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,449,608	—	4,449,608
Corporate Bonds	—	5,833,114	—	5,833,114
Sovereign Bonds	—	407,797	—	407,797
Taxable Municipal Bonds	—	348,757	—	348,757
Temporary Cash Investments	28,779	—	—	28,779
Total	28,779	11,039,276	—	11,068,055

Derivative Financial Instruments
Assets
Futures Contracts[1]	281	—	—	281
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,239,229
Gross Unrealized Appreciation	1,043,698
Gross Unrealized Depreciation	(214,591)
Net Unrealized Appreciation (Depreciation)	829,107
E.	During the six months ended June 30, 2021, the fund purchased $2,234,495,000 of investment securities and sold $2,625,669,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,049,512,000 and $889,880,000, respectively. Purchases and sales include $1,575,524,000 and $1,720,708,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $56,772,000 and $569,407,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
59

Long-Term Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,956,137	19,400	4,991,549	45,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,732,679)	(17,100)	(3,870,590)	(36,200)
Net Increase (Decrease)—ETF Shares	223,458	2,300	1,120,959	9,400
Admiral Shares
Issued[1]	141,772	9,140	483,700	29,036
Issued in Lieu of Cash Distributions	44,920	2,950	163,426	9,833
Redeemed	(335,496)	(21,861)	(658,193)	(40,159)
Net Increase (Decrease)—Admiral Shares	(148,804)	(9,771)	(11,067)	(1,290)
Institutional Shares
Issued[1]	69,879	4,606	169,232	10,082
Issued in Lieu of Cash Distributions	24,531	1,610	99,093	5,969
Redeemed	(208,817)	(13,458)	(918,621)	(55,205)
Net Increase (Decrease)—Institutional Shares	(114,407)	(7,242)	(650,296)	(39,154)
Institutional Plus Shares
Issued[1]	36,462	2,339	60,991	3,576
Issued in Lieu of Cash Distributions	22,057	1,450	99,628	6,011
Redeemed	(253,815)	(16,992)	(2,038,404)	(122,847)
Net Increase (Decrease)—Institutional Plus Shares	(195,296)	(13,203)	(1,877,785)	(113,260)
1	Includes purchase fees for fiscal 2021 and 2020 of $1,205,000 and $3,807,000, respectively (fund totals).
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
60

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
61

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
62

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q3142 082021

Semiannual Report  |  June 30, 2021
Vanguard Total Bond Market Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$982.60	$0.74
ETF Shares	1,000.00	983.70	0.17
AdmiralTM Shares	1,000.00	983.10	0.25
Institutional Shares	1,000.00	983.20	0.17
Institutional Plus Shares	1,000.00	983.20	0.15
Institutional Select Shares	1,000.00	983.30	0.05
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.62	0.18
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.62	0.18
Institutional Plus Shares	1,000.00	1,024.65	0.15
Institutional Select Shares	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.035% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total Bond Market Index Fund
Fund Allocation
As of June 30, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	2.6%
Corporate Bonds	28.9
Sovereign Bonds	4.0
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	63.8
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Total Bond Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.125%–8.125%	8/15/21–5/15/51	123,092,035	128,020,188	40.98%
	United States Treasury Note/Bond[1]	0.250%	6/15/23	2,126,420	2,126,752	0.68%
					130,146,940	41.66%
Agency Bonds and Notes
	Federal Home Loan Banks	0.125%–5.500%	8/12/22–7/15/36	604,855	656,733	0.22%
	Federal Home Loan Banks[2]	2.000%	9/9/22	12,975	13,261	0.00%
	Federal Home Loan Mortgage Corp.[2,3]	0.125%–6.750%	7/25/22–9/15/29	310,616	396,987	0.13%
	Federal Home Loan Mortgage Corp.[3]	0.125%–6.750%	4/20/23–7/15/32	629,378	676,958	0.23%
	Federal National Mortgage Assn.[3]	0.250%–7.250%	9/6/22–7/15/37	1,623,382	1,720,109	0.55%
†	Agency Bonds and Notes—Other[2,4]				506,140	0.14%
					3,970,188	1.27%
Conventional Mortgage-Backed Securities
	Fannie Mae Pool[2,3]	6.000–8.000%	8/1/24–3/1/35	375	424	0.00%
	Freddie Mac Gold Pool[2,3]	2.000–9.000%	8/1/21–2/1/49	5,888,551	6,313,222	1.74%
	Ginnie Mae I Pool[2]	3.000–9.500%	6/15/22–2/15/49	620,751	684,267	0.04%
	Ginnie Mae II Pool[2]	1.500–8.500%	7/20/23–6/20/51	11,665,303	12,297,516	4.20%
	Ginnie Mae II Pool[2,5]	2.000–3.000%	7/15/51	1,301,082	1,333,720	0.44%
	UMBS Pool[2,3]	1.500–9.500%	8/1/21–7/1/51	37,543,261	39,105,839	12.68%
	UMBS Pool[2,3,5]	1.500–4.000%	7/25/36–7/25/51	4,544,457	4,639,542	1.51%
					64,374,530	20.61%
Nonconventional Mortgage-Backed Securities
	Fannie Mae Pool, 12M USD LIBOR + 1.290%[2,3,6]	1.668%	12/1/41	582	604	0.00%
	Fannie Mae Pool, 12M USD LIBOR + 1.310%[2,3,6]	1.887%	9/1/37	960	992	0.00%
	Fannie Mae Pool, 12M USD LIBOR + 1.353%[2,3,6]	1.728%	1/1/35	66	69	0.00%
4

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae Pool, 12M USD LIBOR + 1.388%[2,3,6]	2.002%	10/1/37	528	546	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.431%[2,3,6]	1.958%	7/1/36	151	158	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.460%[2,3,6]	1.835%	2/1/37	1	1	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.472%[2,3,6]	1.847%	3/1/43	1,692	1,774	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.519%[2,3,6]	2.019%	10/1/34	3	3	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.530%[2,3,6]	1.934%	12/1/43	587	632	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.553%[2,3,6]	2.199%	9/1/43	206	208	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.560%[2,3,6]	2.310%	7/1/43	3,621	3,728	0.01%
Fannie Mae Pool, 12M USD LIBOR + 1.594%[2,3,6]	2.005%	6/1/43	814	823	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.596%[2,3,6]	2.096%	11/1/33	83	88	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.603%[2,3,6]	1.978%	4/1/37	10	11	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.618%[2,3,6]	2.326%	8/1/35	551	587	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.623%[2,3,6]	1.998%	2/1/36	305	314	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.624%[2,3,6]	1.974%	10/1/37	321	333	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.627%[2,3,6]	2.002%	3/1/38	102	106	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.633%[2,3,6]	2.008%	1/1/35	1	1	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.635%[2,3,6]	2.135%	11/1/36	63	67	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.655%[2,3,6]	2.187%	10/1/42	644	681	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.658%[2,3,6]	2.033%	1/1/37	150	160	0.00%
5

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae Pool, 12M USD LIBOR + 1.658%[2,3,6]	2.408%	7/1/35	362	381	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.660%[2,3,6]	2.207%	9/1/40	164	175	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.665%[2,3,6]	1.915%	6/1/36	30	30	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.675%[2,3,6]	2.172%	11/1/39	313	330	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.684%[2,3,6]	2.154%	8/1/39	771	797	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.684%[2,3,6]	2.156%	1/1/42	681	708	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.685%[2,3,6]	1.940%	6/1/42	880	919	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.685%[2,3,6]	2.105%	12/1/33	159	170	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.688%[2,3,6]	2.063%	4/1/36	141	148	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.690%[2,3,6]	1.962%	5/1/40	236	252	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.690%[2,3,6]	2.213%	10/1/39	396	414	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.690%[2,3,6]	2.329%	9/1/42	1,098	1,154	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.695%[2,3,6]	2.445%	7/1/39	141	147	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.698%[2,3,6]	2.242%	8/1/40	393	419	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.700%[2,3,6]	2.075%	12/1/40	330	351	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.700%[2,3,6]	2.163%	7/1/37	272	291	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.701%[2,3,6]	2.234%	10/1/42	604	643	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.705%[2,3,6]	2.110%	11/1/39	179	188	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.711%[2,3,6]	2.086%	4/1/36	56	58	0.00%
6

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae Pool, 12M USD LIBOR + 1.716%[2,3,6]	2.042%	5/1/42	900	945	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.721%[2,3,6]	2.249%	9/1/43	1,337	1,415	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.728%[2,3,6]	2.228%	9/1/34	186	192	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.737%[2,3,6]	1.988%	6/1/41	136	144	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.747%[2,3,6]	2.192%	7/1/41	1,049	1,111	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.748%[2,3,6]	2.123%	5/1/35	153	160	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.750%[2,3,6]	2.125%	2/1/36	144	150	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.750%[2,3,6]	2.451%	10/1/40	218	231	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.768%[2,3,6]	2.121%	5/1/42	92	96	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.780%[2,3,6]	2.155%	2/1/41	267	284	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.783%[2,3,6]	2.276%	7/1/42	493	535	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.791%[2,3,6]	2.070%	4/1/37	49	54	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.795%[2,3,6]	2.170%	3/1/42	620	659	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.795%[2,3,6]	3.354%	8/1/42	1,482	1,483	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.796%[2,3,6]	2.384%	9/1/40	640	678	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.799%[2,3,6]	2.371%	3/1/42	275	297	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.805%[2,3,6]	2.274%	11/1/41	840	906	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.810%[2,3,6]	2.185%	11/1/39–12/1/40	425	449	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.810%[2,3,6]	2.310%	11/1/33–10/1/40	1,062	1,136	0.00%
7

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae Pool, 12M USD LIBOR + 1.810%[2,3,6]	2.392%	9/1/33	5	5	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.813%[2,3,6]	2.204%	1/1/42	339	361	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.813%[2,3,6]	2.218%	11/1/41	396	422	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[2,3,6]	2.071%	5/1/41	424	453	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[2,3,6]	2.190%	2/1/41	445	476	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[2,3,6]	2.224%	12/1/41	492	527	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[2,3,6]	2.289%	12/1/40	288	302	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.815%[2,3,6]	2.315%	11/1/40	221	234	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.820%[2,3,6]	2.195%	12/1/40	76	81	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.821%[2,3,6]	2.196%	3/1/41	589	626	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.823%[2,3,6]	2.293%	12/1/39	339	356	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.825%[2,3,6]	2.200%	3/1/41	410	443	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.826%[2,3,6]	2.076%	7/1/38	272	279	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.827%[2,3,6]	2.201%	2/1/41	346	351	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.828%[2,3,6]	2.152%	2/1/42	574	618	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.830%[2,3,6]	2.080%	6/1/41	614	652	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.830%[2,3,6]	2.205%	4/1/41	593	603	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.835%[2,3,6]	2.210%	1/1/40	332	348	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.840%[2,3,6]	2.566%	8/1/39	383	407	0.00%
8

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae Pool, 12M USD LIBOR + 1.865%[2,3,6]	2.115%	5/1/40	116	122	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.875%[2,3,6]	2.250%	1/1/37	16	17	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.880%[2,3,6]	2.315%	11/1/34	242	260	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.912%[2,3,6]	2.162%	5/1/36	74	75	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.914%[2,3,6]	2.164%	4/1/37	213	228	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.925%[2,3,6]	2.425%	10/1/37	15	15	0.00%
Fannie Mae Pool, 12M USD LIBOR + 1.965%[2,3,6]	2.340%	4/1/37	15	15	0.00%
Fannie Mae Pool, 12M USD LIBOR + 2.130%[2,3,6]	2.547%	10/1/36	199	216	0.00%
Fannie Mae Pool, 1YR CMT + 2.155%[2,3,6]	2.280%	12/1/37	388	403	0.00%
Fannie Mae Pool, 1YR CMT + 2.185%[2,3,6]	2.310%	5/1/36	33	35	0.00%
Fannie Mae Pool, 1YR CMT + 2.190%[2,3,6]	2.315%	12/1/36	5	5	0.00%
Fannie Mae Pool, 1YR CMT + 2.235%[2,3,6]	2.360%	12/1/35	2	3	0.00%
Fannie Mae Pool, 1YR CMT + 2.268%[2,3,6]	2.393%	5/1/33–12/1/35	199	211	0.00%
Fannie Mae Pool, 1YR CMT + 2.275%[2,3,6]	2.400%	11/1/32	5	6	0.00%
Fannie Mae Pool, 1YR CMT + 2.313%[2,3,6]	2.438%	1/1/35	165	177	0.00%
Fannie Mae Pool, 6M USD LIBOR + 1.146%[2,3,6]	1.396%	4/1/37	603	629	0.00%
Fannie Mae Pool, 6M USD LIBOR + 1.413%[2,3,6]	1.663%	7/1/34	96	101	0.00%
Fannie Mae Pool, 6M USD LIBOR + 1.840%[2,3,6]	2.090%	8/1/37	426	448	0.00%
Fannie Mae REMICS[2,3]	2.488%	3/25/23	7,354	7,593	0.01%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.158%[2,3,6]	1.408%	8/1/37	9	9	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%[2,3,6]	2.016%	9/1/37	91	93	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.545%[2,3,6]	1.919%	3/1/37	32	33	0.00%
9

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%[2,3,6]	1.925%	4/1/37	1	1	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%[2,3,6]	1.945%	3/1/37	24	26	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%[2,3,6]	2.000%	1/1/38	75	81	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%[2,3,6]	1.890%	5/1/42	135	141	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%[2,3,6]	2.015%	12/1/36	270	289	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%[2,3,6]	2.155%	11/1/43	210	220	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%[2,3,6]	2.160%	10/1/37	287	299	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%[2,3,6]	2.040%	12/1/34	96	98	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%[2,3,6]	2.070%	2/1/37	177	190	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%[2,3,6]	2.102%	1/1/35	38	40	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%[2,3,6]	2.118%	12/1/36	382	398	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%[2,3,6]	2.120%	12/1/40	690	725	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%[2,3,6]	2.000%	5/1/38	46	48	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%[2,3,6]	2.125%	4/1/33–3/1/36	21	21	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%[2,3,6]	2.140%	12/1/36	51	55	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.770%[2,3,6]	2.154%	12/1/34	6	7	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.779%[2,3,6]	2.184%	6/1/37	398	428	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%[2,3,6]	2.210%	3/1/36	4	4	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.819%[2,3,6]	2.369%	3/1/42	467	498	0.00%
10

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.822%[2,3,6]	2.279%	6/1/41	21	22	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%[2,3,6]	2.247%	12/1/35	278	297	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%[2,3,6]	2.831%	1/1/37	129	138	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%[2,3,6]	2.840%	6/1/37	67	71	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.853%[2,3,6]	2.242%	2/1/42	186	197	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.870%[2,3,6]	2.576%	8/1/37	171	179	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[2,3,6]	2.130%	5/1/40	170	177	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[2,3,6]	2.132%	6/1/40	187	197	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[2,3,6]	2.255%	12/1/40–3/1/41	872	925	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[2,3,6]	2.500%	6/1/41	187	196	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%[2,3,6]	2.880%	6/1/40	334	346	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.888%[2,3,6]	2.287%	2/1/42	267	271	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%[2,3,6]	2.501%	9/1/40	489	519	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%[2,3,6]	2.287%	6/1/40	289	300	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%[2,3,6]	2.353%	11/1/40	359	375	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%[2,3,6]	2.439%	12/1/39	95	102	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%[2,3,6]	2.285%	1/1/41–2/1/41	664	710	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.980%[2,3,6]	2.247%	5/1/37	554	564	0.00%
Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%[2,3,6]	2.370%	3/1/37	388	415	0.00%
11

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%[2,3,6]	2.460%	3/1/38	72	76	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.125%[2,3,6]	2.250%	6/1/35	1	1	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.250%[2,3,6]	2.375%	2/1/36–5/1/36	345	363	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.250%[2,3,6]	2.378%	11/1/34	560	588	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.250%[2,3,6]	2.464%	6/1/34	1	1	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.250%[2,3,6]	2.542%	11/1/36	111	115	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.315%[2,3,6]	2.440%	12/1/34	23	24	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.409%[2,3,6]	2.534%	11/1/33	1	1	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.410%[2,3,6]	2.537%	10/1/36	366	392	0.00%
Freddie Mac Non Gold Pool, 1YR CMT + 2.549%[2,3,6]	2.673%	3/1/37	85	85	0.00%
Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%[2,3,6]	1.605%	5/1/37–6/1/37	311	318	0.00%
Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%[2,3,6]	1.820%	3/1/37	82	85	0.00%
Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%[2,3,6]	1.915%	1/1/37	507	535	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[2,6]	1.625%	7/20/38–12/20/40	725	760	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[2,6]	2.000%	1/20/41–1/20/44	5,119	5,290	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[2,6]	2.125%	10/20/38–12/20/43	3,633	3,743	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[2,6]	2.250%	7/20/41–8/20/41	1,062	1,092	0.00%
Ginnie Mae II Pool, 1YR CMT + 1.500%[2,6]	2.875%	6/20/29–6/20/43	3,068	3,201	0.00%
Ginnie Mae II Pool, 1YR CMT + 2.000%[2,6]	2.125%	11/20/40	57	59	0.00%
Ginnie Mae II Pool, 1YR CMT + 2.000%[2,6]	2.375%	5/20/41	125	130	0.00%
Ginnie Mae II Pool, 1YR CMT + 2.000%[2,6]	3.375%	5/20/41	129	132	0.00%
				75,185	0.02%
Total U.S. Government and Agency Obligations (Cost $193,204,125)				198,566,843	63.56%
12

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Asset-Backed/Commercial Mortgage-Backed Securities
Fannie Mae-Aces Series 2012-M5[2,3]	2.715%	2/25/22	1,240	1,254	0.00%
Fannie Mae-Aces Series 2013-M14[2,3]	2.634%	4/25/23	2,006	2,059	0.00%
Fannie Mae-Aces Series 2013-M14[2,3]	3.329%	10/25/23	12,020	12,695	0.01%
Fannie Mae-Aces Series 2013-M7[2,3]	2.280%	12/27/22	2,594	2,656	0.00%
Fannie Mae-Aces Series 2014-M1[2,3]	3.185%	7/25/23	11,756	12,305	0.01%
Fannie Mae-Aces Series 2014-M12[2,3]	2.614%	10/25/21	2,065	2,073	0.00%
Fannie Mae-Aces Series 2014-M13[2,3]	3.021%	8/25/24	9,189	9,787	0.00%
Fannie Mae-Aces Series 2014-M2[2,3]	3.513%	12/25/23	11,832	12,558	0.01%
Fannie Mae-Aces Series 2014-M3[2,3]	3.501%	1/25/24	4,440	4,716	0.00%
Fannie Mae-Aces Series 2014-M4[2,3]	3.346%	3/25/24	6,488	6,909	0.00%
Fannie Mae-Aces Series 2014-M7[2,3]	3.338%	6/25/24	10,908	11,640	0.01%
Fannie Mae-Aces Series 2014-M8[2,3]	3.056%	6/25/24	6,726	7,122	0.00%
Fannie Mae-Aces Series 2014-M9[2,3]	3.103%	7/25/24	9,287	9,881	0.00%
Fannie Mae-Aces Series 2015-M1[2,3]	2.532%	9/25/24	13,584	14,314	0.01%
Fannie Mae-Aces Series 2015-M10[2,3]	3.092%	4/25/27	5,091	5,578	0.00%
Fannie Mae-Aces Series 2015-M11[2,3]	2.915%	4/25/25	3,000	3,209	0.00%
Fannie Mae-Aces Series 2015-M12[2,3]	2.884%	5/25/25	10,338	11,057	0.01%
Fannie Mae-Aces Series 2015-M15[2,3]	2.923%	10/25/25	14,400	15,492	0.01%
Fannie Mae-Aces Series 2015-M2[2,3]	2.620%	12/25/24	7,853	8,301	0.00%
Fannie Mae-Aces Series 2015-M3[2,3]	2.723%	10/25/24	5,136	5,433	0.00%
Fannie Mae-Aces Series 2015-M4[2,3]	2.509%	7/25/22	3,209	3,242	0.00%
Fannie Mae-Aces Series 2015-M7[2,3]	2.590%	12/25/24	8,337	8,804	0.00%
Fannie Mae-Aces Series 2015-M8[2,3]	2.344%	1/25/25	1,274	1,296	0.00%
Fannie Mae-Aces Series 2015-M8[2,3]	2.900%	1/25/25	5,700	6,087	0.00%
Fannie Mae-Aces Series 2016-M11[2,3]	2.369%	7/25/26	17,000	18,034	0.01%
Fannie Mae-Aces Series 2016-M12[2,3]	2.308%	10/25/23	987	1,023	0.00%
Fannie Mae-Aces Series 2016-M12[2,3]	2.533%	9/25/26	17,200	18,246	0.01%
Fannie Mae-Aces Series 2016-M13[2,3]	2.566%	9/25/26	7,059	7,506	0.00%
13

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae-Aces Series 2016-M2[2,3]	2.152%	1/25/23	5,291	5,378	0.00%
Fannie Mae-Aces Series 2016-M3[2,3]	2.702%	2/25/26	5,674	6,074	0.00%
Fannie Mae-Aces Series 2016-M4[2,3]	2.576%	3/25/26	5,775	6,171	0.00%
Fannie Mae-Aces Series 2016-M5[2,3]	2.469%	4/25/26	15,761	16,770	0.01%
Fannie Mae-Aces Series 2016-M6[2,3]	2.488%	5/25/26	10,500	11,189	0.01%
Fannie Mae-Aces Series 2016-M7[2,3]	2.157%	10/25/23	2,088	2,144	0.00%
Fannie Mae-Aces Series 2016-M7[2,3]	2.499%	9/25/26	4,893	5,122	0.00%
Fannie Mae-Aces Series 2016-M9[2,3]	2.292%	6/25/26	18,939	19,964	0.01%
Fannie Mae-Aces Series 2017-M1[2,3]	2.496%	10/25/26	11,631	12,359	0.01%
Fannie Mae-Aces Series 2017-M10[2,3]	2.639%	7/25/24	5,848	6,112	0.00%
Fannie Mae-Aces Series 2017-M11[2,3]	2.980%	8/25/29	4,000	4,433	0.00%
Fannie Mae-Aces Series 2017-M12[2,3]	3.181%	6/25/27	19,323	21,303	0.01%
Fannie Mae-Aces Series 2017-M13[2,3]	3.023%	9/25/27	1,328	1,454	0.00%
Fannie Mae-Aces Series 2017-M14[2,3]	2.964%	11/25/27	5,285	5,769	0.00%
Fannie Mae-Aces Series 2017-M15[2,3]	3.196%	11/25/27	15,725	17,006	0.01%
Fannie Mae-Aces Series 2017-M2[2,3]	2.890%	2/25/27	7,882	8,540	0.00%
Fannie Mae-Aces Series 2017-M3[2,3]	2.559%	12/25/26	10,730	11,485	0.01%
Fannie Mae-Aces Series 2017-M4[2,3]	2.665%	12/25/26	14,878	15,940	0.01%
Fannie Mae-Aces Series 2017-M5[2,3]	3.276%	4/25/29	1,455	1,634	0.00%
Fannie Mae-Aces Series 2017-M7[2,3]	2.961%	2/25/27	12,125	13,181	0.01%
Fannie Mae-Aces Series 2017-M8[2,3]	3.061%	5/25/27	15,200	16,746	0.01%
Fannie Mae-Aces Series 2018-M1[2,3]	3.084%	12/25/27	9,970	10,964	0.00%
Fannie Mae-Aces Series 2018-M10[2,3]	3.482%	7/25/28	900	1,016	0.00%
Fannie Mae-Aces Series 2018-M12[2,3]	3.775%	8/25/30	2,530	2,959	0.00%
Fannie Mae-Aces Series 2018-M13[2,3]	3.820%	9/25/30	11,485	13,536	0.01%
Fannie Mae-Aces Series 2018-M14[2,3]	3.700%	8/25/28	10,100	11,606	0.01%
Fannie Mae-Aces Series 2018-M2[2,3]	2.999%	1/25/28	27,525	30,284	0.01%
Fannie Mae-Aces Series 2018-M3[2,3]	3.191%	2/25/30	3,490	3,933	0.00%
Fannie Mae-Aces Series 2018-M4[2,3]	3.147%	3/25/28	12,018	13,320	0.01%
14

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Fannie Mae-Aces Series 2018-M7[2,3]	3.150%	3/25/28	7,275	8,059	0.00%
Fannie Mae-Aces Series 2018-M8[2,3]	3.436%	6/25/28	5,663	6,372	0.00%
Fannie Mae-Aces Series 2019-M1[2,3]	3.673%	9/25/28	20,675	23,612	0.01%
Fannie Mae-Aces Series 2019-M12[2,3]	2.885%	6/25/29	41,325	45,287	0.02%
Fannie Mae-Aces Series 2019-M18[2,3]	2.469%	8/25/29	14,145	15,139	0.01%
Fannie Mae-Aces Series 2019-M2[2,3]	3.749%	11/25/28	11,675	13,186	0.01%
Fannie Mae-Aces Series 2019-M21[2,3]	2.350%	2/25/31	7,000	7,480	0.00%
Fannie Mae-Aces Series 2019-M22[2,3]	2.522%	8/25/29	26,055	27,929	0.01%
Fannie Mae-Aces Series 2019-M4[2,3]	3.610%	2/25/31	17,675	20,680	0.01%
Fannie Mae-Aces Series 2019-M5[2,3]	3.273%	2/25/29	10,525	11,842	0.01%
Fannie Mae-Aces Series 2019-M7[2,3]	3.143%	4/25/29	14,000	15,680	0.01%
Fannie Mae-Aces Series 2019-M9[2,3]	2.937%	4/25/29	18,875	20,846	0.01%
Fannie Mae-Aces Series 2020-M1[2,3]	2.151%	10/25/29	9,358	9,809	0.00%
Fannie Mae-Aces Series 2020-M1[2,3]	2.444%	10/25/29	13,285	14,349	0.01%
Fannie Mae-Aces Series 2020-M14[2,3]	1.784%	5/25/30	5,595	5,725	0.00%
Fannie Mae-Aces Series 2020-M29[2,3]	1.492%	5/25/30	9,575	9,579	0.00%
Fannie Mae-Aces Series 2020-M42[2,3]	1.270%	7/25/30	18,015	17,674	0.01%
Fannie Mae-Aces Series 2020-M46[2,3]	1.323%	5/25/30	14,000	13,850	0.01%
Fannie Mae-Aces Series 2020-M5[2,3]	2.210%	1/25/30	7,180	7,570	0.00%
Fannie Mae-Aces Series 2020-M52[2,3]	1.363%	10/25/30	10,925	10,704	0.00%
Fannie Mae-Aces Series 2021-M1[2,3]	1.436%	11/25/30	8,700	8,606	0.00%
Fannie Mae-Aces Series 2021-M11[2,3]	1.507%	3/25/31	20,925	20,892	0.01%
Fannie Mae-Aces Series 2021-M13[2,3]	1.659%	4/25/31	3,120	3,136	0.00%
Fannie Mae-Aces Series 2021-M4[2,3]	1.515%	2/25/31	14,675	14,606	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K017[2,3]	2.873%	12/25/21	16,196	16,293	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K018[2,3]	2.789%	1/25/22	8,281	8,363	0.00%
15

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K019[2,3]	2.272%	3/25/22	7,195	7,270	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K020[2,3]	2.373%	5/25/22	20,669	20,964	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K021[2,3]	2.396%	6/25/22	11,697	11,870	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K022[2,3]	2.355%	7/25/22	865	880	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K023[2,3]	2.307%	8/25/22	10,000	10,182	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K026[2,3]	2.510%	11/25/22	16,600	17,026	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K027[2,3]	2.637%	1/25/23	16,625	17,128	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K028[2,3]	3.111%	2/25/23	26,300	27,297	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K029[2,3]	2.839%	10/25/22	1,010	1,018	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K029[2,3]	3.320%	2/25/23	16,425	17,119	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K030[2,3]	2.779%	9/25/22	1,280	1,287	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K030[2,3]	3.250%	4/25/23	17,675	18,447	0.01%
16

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K031[2,3]	3.300%	4/25/23	16,452	17,248	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K032[2,3]	3.016%	2/25/23	3,844	3,927	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K032[2,3]	3.310%	5/25/23	17,660	18,560	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K033[2,3]	2.871%	2/25/23	5,426	5,570	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K033[2,3]	3.060%	7/25/23	19,075	19,938	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K034[2,3]	3.531%	7/25/23	15,354	16,182	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K035[2,3]	3.458%	8/25/23	19,775	20,842	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K036[2,3]	3.527%	10/25/23	17,403	18,510	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K037[2,3]	3.490%	1/25/24	6,475	6,912	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K038[2,3]	2.604%	10/25/23	1,167	1,189	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K038[2,3]	3.389%	3/25/24	19,450	20,804	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K039[2,3]	2.683%	12/25/23	1,207	1,239	0.00%
17

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K039[2,3]	3.303%	7/25/24	10,850	11,652	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K040[2,3]	2.768%	4/25/24	3,073	3,194	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K040[2,3]	3.241%	9/25/24	14,400	15,491	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K041[2,3]	3.171%	10/25/24	14,025	15,089	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K042[2,3]	2.267%	6/25/24	1,387	1,426	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K042[2,3]	2.670%	12/25/24	32,970	34,998	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K043[2,3]	2.532%	10/25/23	1,294	1,327	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K043[2,3]	3.062%	12/25/24	10,900	11,712	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K044[2,3]	2.811%	1/25/25	3,000	3,202	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K045[2,3]	2.493%	4/25/48	3,245	3,343	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K045[2,3]	3.023%	4/25/48	9,050	9,724	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K046[2,3]	3.205%	3/25/25	9,175	9,934	0.00%
18

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K047[2,3]	2.827%	12/25/24	1,611	1,676	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K047[2,3]	3.329%	5/25/25	6,850	7,460	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K048[2,3]	3.284%	6/25/25	11,600	12,617	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K049[2,3]	3.010%	7/25/25	9,350	10,092	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K050[2,3]	3.334%	8/25/25	10,325	11,275	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K052[2,3]	3.151%	11/25/25	7,025	7,644	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K053[2,3]	2.995%	12/25/25	4,050	4,386	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K054[2,3]	2.745%	1/25/26	15,825	16,993	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K055[2,3]	2.263%	4/25/25	279	288	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K055[2,3]	2.673%	3/25/26	14,200	15,229	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K056[2,3]	2.525%	5/25/26	11,625	12,401	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K057[2,3]	2.570%	7/25/26	18,025	19,270	0.01%
19

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K058[2,3]	2.653%	8/25/26	11,575	12,439	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K059[2,3]	3.120%	9/25/26	6,500	7,132	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K060[2,3]	3.300%	10/25/26	4,321	4,788	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K061[2,3]	3.347%	11/25/26	12,800	14,219	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K062[2,3]	3.413%	12/25/26	12,850	14,336	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K063[2,3]	3.430%	1/25/27	29,250	32,652	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K064[2,3]	3.224%	3/25/27	14,200	15,714	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K065[2,3]	3.243%	4/25/27	3,000	3,328	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K066[2,3]	3.117%	6/25/27	10,060	11,101	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K067[2,3]	3.194%	7/25/27	18,126	20,106	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K068[2,3]	3.244%	8/25/27	7,675	8,542	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K069[2,3]	3.187%	9/25/27	14,000	15,573	0.01%
20

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K070[2,3]	3.303%	11/25/27	4,875	5,461	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K071[2,3]	3.286%	11/25/27	10,048	11,242	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K072[2,3]	3.444%	12/25/27	7,300	8,238	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K073[2,3]	3.350%	1/25/28	9,650	10,855	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K074[2,3]	3.600%	1/25/28	16,150	18,431	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K075[2,3]	3.650%	2/25/28	10,950	12,536	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K076[2,3]	3.900%	4/25/28	35,850	41,641	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K077[2,3]	3.850%	5/25/28	17,950	20,807	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K078[2,3]	3.854%	6/25/28	6,500	7,544	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K079[2,3]	3.926%	6/25/28	10,157	11,842	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K080[2,3]	3.736%	4/25/28	930	1,034	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K080[2,3]	3.926%	7/25/28	11,250	13,139	0.01%
21

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K081[2,3]	3.900%	8/25/28	31,075	36,272	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K082[2,3]	3.920%	9/25/28	11,640	13,609	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K083[2,3]	4.050%	9/25/28	9,580	11,279	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K084[2,3]	3.780%	11/25/51	36,100	41,675	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K085[2,3]	4.060%	10/25/28	37,950	44,545	0.02%
FHLMC Multifamily Structured Pass-Through Certificates Series K087[2,3]	3.591%	10/25/27	1,664	1,832	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K087[2,3]	3.771%	12/25/28	15,101	17,529	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K088[2,3]	3.690%	1/25/29	16,080	18,593	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K089[2,3]	3.563%	1/25/29	10,500	12,052	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K090[2,3]	3.422%	2/25/29	12,175	13,861	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K091[2,3]	3.505%	3/25/29	20,400	23,383	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K092[2,3]	3.298%	4/25/29	13,215	14,955	0.01%
22

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K093[2,3]	2.982%	5/25/29	23,400	25,948	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K094[2,3]	2.903%	6/25/29	15,725	17,369	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K095[2,3]	2.785%	6/25/29	15,850	17,368	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K096[2,3]	2.519%	7/25/29	13,750	14,810	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K098[2,3]	2.425%	8/25/29	26,450	28,307	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K099[2,3]	2.595%	9/25/29	12,180	13,194	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K101[2,3]	2.524%	10/25/29	21,365	23,038	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K102[2,3]	2.537%	10/25/29	19,195	20,715	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K103[2,3]	2.651%	11/25/29	16,700	18,176	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K104[2,3]	2.253%	2/25/52	25,885	27,420	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K105[2,3]	1.872%	3/25/53	5,665	5,840	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K106[2,3]	2.069%	1/25/30	25,000	26,140	0.01%
23

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K107[2,3]	1.639%	1/25/30	6,450	6,542	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K108[2,3]	1.517%	3/25/30	9,825	9,865	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K109[2,3]	1.558%	4/25/30	6,150	6,191	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K110[2,3]	1.477%	4/25/30	5,375	5,377	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K111[2,3]	1.350%	5/25/30	11,555	11,430	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K114[2,3]	1.366%	6/25/30	15,520	15,355	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K116[2,3]	1.378%	7/25/30	19,720	19,525	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K117[2,3]	1.406%	8/25/30	19,215	19,062	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K118[2,3]	1.493%	9/25/30	25,215	25,191	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K119[2,3]	1.566%	9/25/30	3,500	3,518	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K120[2,3]	1.500%	10/25/30	17,380	17,365	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K121[2,3]	0.995%	11/25/53	1,891	1,866	0.00%
24

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K121[2,3]	1.547%	11/25/53	10,880	10,914	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K122[2,3]	0.863%	11/25/30	795	783	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K122[2,3]	1.521%	11/25/30	10,900	10,907	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K123[2,3]	1.621%	2/25/54	22,275	22,482	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K124[2,3]	1.658%	12/25/30	18,650	18,880	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K125[2,3]	1.846%	1/25/31	43,265	44,505	0.02%
FHLMC Multifamily Structured Pass-Through Certificates Series K126[2,3]	2.074%	1/25/31	22,825	23,915	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K127[2,3]	2.108%	1/25/31	27,475	28,870	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K128[2,3]	2.020%	3/25/31	16,115	16,808	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K129[2,3]	1.342%	9/25/30	3,600	3,590	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K129[2,3]	1.914%	5/25/31	26,225	27,033	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1510[2,3]	3.718%	1/25/31	4,175	4,903	0.00%
25

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K-1510[2,3]	3.794%	1/25/34	23,775	28,728	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1511[2,3]	3.470%	3/25/31	5,225	6,047	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1511[2,3]	3.542%	3/25/34	13,170	15,583	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1513[2,3]	2.797%	8/25/34	22,265	24,560	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1514[2,3]	2.859%	10/25/34	13,375	14,863	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1515[2,3]	1.940%	2/25/35	14,450	14,590	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1516[2,3]	1.721%	5/25/35	14,075	13,817	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1517[2,3]	1.716%	7/25/35	19,930	19,574	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1518[2,3]	1.860%	10/25/35	6,005	5,990	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1519[2,3]	2.013%	12/25/35	11,525	11,703	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K152[2,3]	3.080%	1/25/31	5,800	6,558	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K-1520[2,3]	2.007%	7/25/35	3,657	3,784	0.00%
26

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K-1520[2,3]	2.438%	2/25/36	13,075	13,871	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K153[2,3]	3.294%	3/25/29	10,000	11,255	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K153[2,3]	3.117%	10/25/31	8,700	9,821	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K154[2,3]	3.424%	4/25/32	2,100	2,405	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K154[2,3]	3.459%	11/25/32	2,475	2,892	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K155[2,3]	3.750%	11/25/32	5,202	6,115	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K155[2,3]	3.750%	4/25/33	11,212	13,433	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K157[2,3]	3.990%	5/25/33	3,600	4,314	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K157[2,3]	3.990%	8/25/33	4,625	5,667	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K717[2,3]	2.991%	9/25/21	8,442	8,459	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K718[2,3]	2.791%	1/25/22	10,084	10,170	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K720[2,3]	2.716%	6/25/22	7,525	7,644	0.00%
27

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K722[2,3]	2.183%	5/25/22	1,650	1,668	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K722[2,3]	2.406%	3/25/23	2,000	2,056	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K723[2,3]	2.454%	8/25/23	10,425	10,789	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K724[2,3]	3.062%	11/25/23	9,500	9,971	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K725[2,3]	3.002%	1/25/24	26,090	27,526	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K726[2,3]	2.905%	4/25/24	11,685	12,288	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K727[2,3]	2.946%	7/25/24	12,500	13,215	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K728[2,3]	3.064%	8/25/24	26,975	28,712	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K729[2,3]	3.136%	10/25/24	42,975	45,986	0.02%
FHLMC Multifamily Structured Pass-Through Certificates Series K730[2,3]	3.452%	9/25/24	244	252	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K730[2,3]	3.590%	1/25/25	15,975	17,353	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K731[2,3]	3.600%	2/25/25	13,200	14,288	0.01%
28

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
FHLMC Multifamily Structured Pass-Through Certificates Series K732[2,3]	3.700%	5/25/25	13,200	14,457	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K734[2,3]	3.208%	2/25/26	21,100	23,014	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K735[2,3]	2.862%	5/25/26	20,000	21,583	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K737[2,3]	2.525%	10/25/26	23,725	25,357	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K738[2,3]	1.545%	1/25/27	8,325	8,508	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K739[2,3]	1.336%	9/25/27	23,650	23,826	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K741[2,3]	1.603%	12/25/27	2,325	2,376	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series K742[2,3]	1.760%	3/25/28	12,400	12,786	0.01%
FHLMC Multifamily Structured Pass-Through Certificates Series K743[2,3]	1.770%	5/25/28	8,250	8,495	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series KC02[2,3]	3.370%	7/25/25	10,225	10,867	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series KS03[2,3]	3.161%	5/25/25	7,100	7,671	0.00%
FHLMC Multifamily Structured Pass-Through Certificates Series KS06[2,3]	2.720%	7/25/26	10,806	11,657	0.01%
29

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	FHLMC Multifamily Structured Pass-Through Certificates Series KW01[2,3]	2.853%	1/25/26	11,600	12,515	0.01%
†	Asset-Backed/Commercial Mortgage-Backed Securities—Other[2,5]				4,896,692	1.17%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,786,496)					8,130,007	2.60%
Corporate Bonds
Communications
	AT&T Inc.	0.900%–6.150%	12/1/22–2/1/61	906,340	1,010,826	0.35%
	AT&T Inc.[2]	4.100%–5.150%	2/15/28–11/15/46	72,292	84,572	0.03%
	AT&T Inc.[2,7]	2.550%–3.800%	12/1/33–9/15/59	392,409	396,847	0.14%
	Charter Communications Operating LLC	2.300%–6.834%	7/23/22–12/1/61	506,727	585,574	0.19%
	Charter Communications Operating LLC[2]	4.500%	2/1/24	15,964	17,388	0.01%
	Comcast Corp.	1.500%–7.050%	3/1/24–8/15/62	978,277	1,137,673	0.40%
	T-Mobile USA Inc.	1.500%–4.500%	4/15/25–11/15/60	432,080	465,753	0.16%
	Verizon Communications Inc.	0.750%–5.850%	3/15/24–3/22/61	1,118,439	1,234,651	0.41%
	Walt Disney Co.	1.650%–6.650%	9/1/22–5/13/60	447,098	523,304	0.20%
†	Communications—Other[2]				2,808,928	0.76%
					8,265,516	2.65%
Consumer Discretionary
	Amazon.com Inc.	0.250%–5.200%	11/29/22–5/12/61	653,087	703,992	0.24%
	General Motors Financial Co. Inc.	1.050%–5.650%	4/10/22–6/10/31	426,770	456,248	0.21%
	Home Depot Inc.	0.900%–5.950%	4/1/23–9/15/56	420,366	485,111	0.21%
†	Consumer Discretionary—Other[2,7]				3,963,372	1.13%
					5,608,723	1.79%
Consumer Staples
	Anheuser-Busch InBev Worldwide Inc.	3.500%–8.200%	4/13/28–6/1/60	416,987	512,613	0.18%
	Walmart Inc.	2.350%–7.550%	12/15/22–9/24/49	436,049	509,443	0.16%
†	Consumer Staples—Other[2,7]				5,128,438	1.63%
					6,150,494	1.97%
Energy
	Energy Transfer LP	2.900%–7.500%	1/15/23–5/15/50	364,682	427,451	0.13%
	Energy Transfer LP2	4.200%–5.800%	3/15/23–6/15/38	59,729	67,080	0.02%
	Exxon Mobil Corp.	1.571%–4.327%	8/16/22–4/15/51	458,484	501,663	0.18%
	Shell International Finance BV	0.375%–6.375%	8/21/22–4/6/50	458,352	519,871	0.16%
†	Energy—Other[2,7]				5,697,124	1.82%
					7,213,189	2.31%
Financials
	Bank of America Corp.[2]	0.523%–5.875%	10/21/22–3/13/52	1,970,372	2,139,149	0.73%
	Bank of America Corp.	0.976%–7.750%	7/24/23–4/22/42	261,859	291,787	0.10%
	Citigroup Inc.	0.776%–8.125%	8/2/21–7/23/48	674,808	792,594	0.30%
	Citigroup Inc.[2]	1.678%–5.316%	7/24/23–4/24/48	479,656	526,988	0.20%
	Goldman Sachs Group Inc.[2]	0.481%–4.800%	10/31/22–7/8/44	541,760	594,375	0.19%
	Goldman Sachs Group Inc.	0.673%–6.750%	1/22/23–10/21/45	673,687	769,768	0.26%
30

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	HSBC Holdings plc	1.589%–6.800%	5/25/23–3/14/44	394,436	465,455	0.16%
	HSBC Holdings plc[2]	1.645%–7.625%	11/22/23–11/27/32	435,948	466,282	0.16%
	JPMorgan Chase & Co.	0.697%–8.000%	9/23/22–4/22/52	954,305	1,031,144	0.36%
	JPMorgan Chase & Co.[2]	0.653%–8.750%	4/1/23–4/22/51	1,045,933	1,151,974	0.38%
	Mitsubishi UFJ Financial Group Inc.	1.412%–4.286%	7/18/22–7/18/39	424,312	457,892	0.17%
	Mitsubishi UFJ Financial Group Inc.[2]	0.848%	9/15/24	30,400	30,546	0.01%
	Morgan Stanley	0.790%–7.250%	11/1/22–1/22/47	318,987	369,949	0.14%
	Morgan Stanley[2]	0.529%–6.250%	1/23/23–1/25/52	923,258	1,006,841	0.35%
	Sumitomo Mitsui Financial Group Inc.	0.508%–4.306%	10/19/21–1/12/41	423,640	449,372	0.14%
	Wells Fargo & Co.[2]	1.654%–5.950%	7/22/22–4/4/51	845,184	948,118	0.29%
	Wells Fargo & Co.	3.000%–5.606%	8/15/23–5/1/45	204,777	235,056	0.08%
†	Financials—Other[2,5,7]				12,678,640	3.79%
					24,405,930	7.81%
Health Care
	AbbVie Inc.	2.300%–4.875%	10/1/22–11/21/49	890,138	1,003,494	0.36%
	Bristol-Myers Squibb Co.	0.537%–5.000%	8/1/22–11/13/50	559,512	631,036	0.20%
	Cigna Corp.[2]	3.000%–7.875%	11/30/22–10/15/47	153,776	173,315	0.04%
	Cigna Corp.	1.250%–4.900%	7/15/23–3/15/51	239,262	266,643	0.10%
	CVS Health Corp.	1.300%–6.250%	7/20/22–4/1/50	734,959	844,289	0.30%
	UnitedHealth Group Inc.	1.150%–6.875%	12/15/21–5/15/60	578,223	665,143	0.26%
†	Health Care—Other[2,5,7]				6,674,877	2.02%
					10,258,797	3.28%
Industrials
	Boeing Co.	1.167%–7.250%	2/4/23–5/1/60	739,640	835,490	0.24%
†	Industrials—Other[2,5,7]				6,042,712	1.96%
					6,878,202	2.20%
†Materials[2,5,7]					2,583,204	0.83%
†Real Estate [2,5]					3,311,209	1.06%
Technology
	Apple Inc.	0.550%–4.650%	9/11/22–2/8/61	1,160,973	1,247,550	0.46%
	Broadcom Inc.	2.250%–5.000%	11/15/23–11/15/32	258,681	290,810	0.09%
	Broadcom Inc.[2,7]	1.950%–3.750%	2/15/28–2/15/51	172,829	177,560	0.06%
	Intel Corp.	2.450%–4.950%	7/29/22–3/25/60	380,867	434,455	0.17%
	International Business Machines Corp.	1.700%–7.000%	1/27/22–5/15/50	422,423	466,433	0.16%
	Microsoft Corp.	2.000%–5.300%	11/3/22–3/17/62	669,511	719,814	0.25%
	Oracle Corp.	1.650%–6.500%	9/15/21–3/25/61	1,018,647	1,098,943	0.38%
†	Technology—Other[2,5,7]				3,352,778	0.92%
					7,788,343	2.49%
†Utilities[2,7]					7,405,516	2.37%
Total Corporate Bonds (Cost $83,365,940)					89,869,123	28.76%
Sovereign Bonds
	Asian Development Bank	0.625%–6.220%	8/10/22–6/16/28	139,687	143,216	0.05%
	Asian Development Bank[2]	0.250%–3.125%	7/19/22–3/4/31	744,777	758,079	0.23%
	European Investment Bank	0.250%–4.875%	8/15/22–2/15/36	912,818	941,693	0.31%
31

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	European Investment Bank[2]	2.875%–3.125%	8/15/23–12/14/23	105,858	112,240	0.04%
	Inter-American Development Bank	0.250%–7.000%	1/18/23–1/24/44	546,736	571,280	0.18%
	Inter-American Development Bank[2]	0.875%–3.875%	9/14/22–10/28/41	240,154	245,232	0.07%
	International Bank for Reconstruction & Development	0.125%–8.875%	7/1/22–2/10/31	899,975	902,487	0.31%
	International Bank for Reconstruction & Development[2]	1.375%–4.750%	6/19/23–2/15/35	330,562	349,412	0.12%
	Japan Bank for International Cooperation[2,8]	0.500%–3.375%	10/17/22–11/4/26	158,616	166,503	0.04%
	Japan Bank for International Cooperation[8]	0.375%–3.500%	7/20/21–4/15/31	364,280	378,895	0.12%
	KFW[9]	0.000%–2.875%	8/22/22–6/29/37	945,869	942,730	0.33%
	Republic of the Philippines	1.648%–10.625%	1/21/24–12/10/45	352,684	424,233	0.13%
	Republic of the Philippines[5]	1.950%–3.200%	1/6/32–7/6/46	38,450	38,378	0.01%
	United Mexican States	3.600%–6.050%	10/2/23–2/10/48	345,807	387,326	0.12%
	United Mexican States[2]	2.659%–8.300%	4/27/25–10/12/10	405,148	447,460	0.15%
†	Sovereign Bonds—Other[2,7,8,9,10,11,12]				5,614,896	1.77%
Total Sovereign Bonds (Cost $12,002,439)					12,424,060	3.98%
†Taxable Municipal Bonds (Cost $1,960,107)[13,14,15,16]					2,281,200	0.73%
32

Total Bond Market Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund[17] (Cost $8,033,657)	0.056%	80,349,208	8,034,921	2.57%
Total Investments (Cost $306,352,764)			319,306,154	102.20%
Other Assets and Liabilities—Net			(6,886,006)	(2.20%)
Net Assets			312,420,148	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Securities with a value of $1,267,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	U.S. government-guaranteed.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value of these securities was $1,410,874,000, representing 0.5% of net assets.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Government of Canada.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $298,319,107)	311,271,233
Affiliated Issuers (Cost $8,033,657)	8,034,921
Total Investments in Securities	319,306,154
Investment in Vanguard	10,655
Receivables for Investment Securities Sold	3,174,340
Receivables for Accrued Income	1,520,760
Receivables for Capital Shares Issued	497,915
Other Assets	227
Total Assets	324,510,051
Liabilities
Due to Custodian	66,294
Payables for Investment Securities Purchased	11,678,604
Payables for Capital Shares Redeemed	315,588
Payables for Distributions	24,499
Payables to Vanguard	4,918
Total Liabilities	12,089,903
Net Assets	312,420,148
34

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	299,384,888
Total Distributable Earnings (Loss)	13,035,260
Net Assets	312,420,148

Investor Shares—Net Assets
Applicable to 126,986,692 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,436,834
Net Asset Value Per Share—Investor Shares	$11.31

ETF Shares—Net Assets
Applicable to 918,123,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,833,409
Net Asset Value Per Share—ETF Shares	$85.86

Admiral Shares—Net Assets
Applicable to 10,459,956,225 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	118,352,888
Net Asset Value Per Share—Admiral Shares	$11.31

Institutional Shares—Net Assets
Applicable to 4,491,840,932 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,824,573
Net Asset Value Per Share—Institutional Shares	$11.31

Institutional Plus Shares—Net Assets
Applicable to 3,242,383,731 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,686,961
Net Asset Value Per Share—Institutional Plus Shares	$11.31

Institutional Select Shares—Net Assets
Applicable to 2,323,096,990 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,285,483
Net Asset Value Per Share—Institutional Select Shares	$11.31
See accompanying Notes, which are an integral part of the Financial Statements.
35

Total Bond Market Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest[1]	2,938,746
Total Income	2,938,746
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,446
Management and Administrative—Investor Shares	1,051
Management and Administrative—ETF Shares	9,224
Management and Administrative—Admiral Shares	25,549
Management and Administrative—Institutional Shares	7,422
Management and Administrative—Institutional Plus Shares	4,390
Management and Administrative—Institutional Select Shares	960
Marketing and Distribution—Investor Shares	40
Marketing and Distribution—ETF Shares	1,347
Marketing and Distribution—Admiral Shares	1,919
Marketing and Distribution—Institutional Shares	702
Marketing and Distribution—Institutional Plus Shares	216
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	290
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—ETF Shares	1,094
Shareholders’ Reports—Admiral Shares	402
Shareholders’ Reports—Institutional Shares	149
Shareholders’ Reports—Institutional Plus Shares	53
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	43
Total Expenses	58,302
Net Investment Income	2,880,444
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(48,609)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(7,747,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,916,090)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,240,000, less than $1,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $113,809,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,880,444	6,239,969
Realized Net Gain (Loss)	(48,609)	1,622,740
Change in Unrealized Appreciation (Depreciation)	(7,747,925)	11,722,932
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,916,090)	19,585,641
Distributions
Investor Shares	(14,265)	(37,585)
ETF Shares	(612,953)	(1,395,782)
Admiral Shares	(1,183,702)	(2,791,991)
Institutional Shares	(517,317)	(1,236,339)
Institutional Plus Shares	(345,472)	(677,401)
Institutional Select Shares	(263,437)	(591,436)
Total Distributions	(2,937,146)	(6,730,534)
Capital Share Transactions
Investor Shares	(126,018)	(18,187)
ETF Shares	12,267,684	17,275,399
Admiral Shares	627,609	8,318,123
Institutional Shares	(795,975)	3,111,383
Institutional Plus Shares	4,634,983	7,986,922
Institutional Select Shares	478,346	5,000,789
Net Increase (Decrease) from Capital Share Transactions	17,086,629	41,674,429
Total Increase (Decrease)	9,233,393	54,529,536
Net Assets
Beginning of Period	303,186,755	248,657,219
End of Period	312,420,148	303,186,755
See accompanying Notes, which are an integral part of the Financial Statements.
37

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65	$10.64
Investment Operations
Net Investment Income	.102[1]	.247[1]	.294[1]	.279[1]	.260[1]	.254
Net Realized and Unrealized Gain (Loss) on Investments	(.304)	.589	.597	(.296)	.105	.015
Total from Investment Operations	(.202)	.836	.891	(.017)	.365	.269
Distributions
Dividends from Net Investment Income	(.101)	(.247)	(.291)	(.280)	(.260)	(.254)
Distributions from Realized Capital Gains	(.007)	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.108)	(.266)	(.291)	(.283)	(.265)	(.259)
Net Asset Value, End of Period	$11.31	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return[2]	-1.74%	7.61%	8.61%	-0.13%	3.45%	2.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,437	$1,606	$1,546	$4,250	$5,166	$5,969
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.15%	2.74%	2.68%	2.42%	2.30%
Portfolio Turnover Rate[3,4]	34%	79%	31%	54%	55%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 19%, 29%, 10%, 13%, 15%, and 23%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Total Bond Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$88.03	$83.71	$79.16	$81.46	$80.64	$80.58
Investment Operations
Net Investment Income	.811[1]	1.962[1]	2.295[1]	2.209[1]	2.053[1]	1.995
Net Realized and Unrealized Gain (Loss) on Investments	(2.256)	4.455	4.535	(2.280)	.842	.096
Total from Investment Operations	(1.445)	6.417	6.830	(.071)	2.895	2.091
Distributions
Dividends from Net Investment Income	(.672)	(1.954)	(2.280)	(2.210)	(2.038)	(1.995)
Distributions from Realized Capital Gains	(.053)	(.143)	—	(.019)	(.037)	(.036)
Total Distributions	(.725)	(2.097)	(2.280)	(2.229)	(2.075)	(2.031)
Net Asset Value, End of Period	$85.86	$88.03	$83.71	$79.16	$81.46	$80.64
Total Return	-1.63%	7.71%	8.71%	-0.04%	3.62%	2.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,833	$68,245	$48,456	$36,528	$37,247	$31,445
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.035%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.91%	2.25%	2.78%	2.79%	2.52%	2.40%
Portfolio Turnover Rate[2,3]	34%	79%	31%	54%	55%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 19%, 29%, 10%, 13%, 15%, and 23%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65	$10.64
Investment Operations
Net Investment Income	.107[1]	.258[1]	.301[1]	.290[1]	.271[1]	.265
Net Realized and Unrealized Gain (Loss) on Investments	(.304)	.590	.601	(.297)	.105	.015
Total from Investment Operations	(.197)	.848	.902	(.007)	.376	.280
Distributions
Dividends from Net Investment Income	(.106)	(.259)	(.302)	(.290)	(.271)	(.265)
Distributions from Realized Capital Gains	(.007)	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.113)	(.278)	(.302)	(.293)	(.276)	(.270)
Net Asset Value, End of Period	$11.31	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return[2]	-1.69%	7.72%	8.71%	-0.03%	3.56%	2.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118,353	$120,909	$107,098	$88,281	$82,839	$72,592
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.91%	2.25%	2.78%	2.78%	2.52%	2.40%
Portfolio Turnover Rate[3,4]	34%	79%	31%	54%	55%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 19%, 29%, 10%, 13%, 15%, and 23%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Total Bond Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65	$10.64
Investment Operations
Net Investment Income	.108[1]	.260[1]	.303[1]	.292[1]	.272[1]	.266
Net Realized and Unrealized Gain (Loss) on Investments	(.304)	.590	.601	(.297)	.105	.015
Total from Investment Operations	(.196)	.850	.904	(.005)	.377	.281
Distributions
Dividends from Net Investment Income	(.107)	(.261)	(.304)	(.292)	(.272)	(.266)
Distributions from Realized Capital Gains	(.007)	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.114)	(.280)	(.304)	(.295)	(.277)	(.271)
Net Asset Value, End of Period	$11.31	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return	-1.68%	7.74%	8.73%	-0.01%	3.57%	2.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,825	$53,018	$47,477	$40,728	$39,101	$34,167
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.035%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.26%	2.79%	2.79%	2.53%	2.41%
Portfolio Turnover Rate[2,3]	34%	79%	31%	54%	55%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 19%, 29%, 10%, 13%, 15%, and 23%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Total Bond Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65	$10.64
Investment Operations
Net Investment Income	.107[1]	.260[1]	.304[1]	.292[1]	.273[1]	.267
Net Realized and Unrealized Gain (Loss) on Investments	(.303)	.590	.600	(.297)	.105	.015
Total from Investment Operations	(.196)	.850	.904	(.005)	.378	.282
Distributions
Dividends from Net Investment Income	(.107)	(.261)	(.304)	(.292)	(.273)	(.267)
Distributions from Realized Capital Gains	(.007)	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.114)	(.280)	(.304)	(.295)	(.278)	(.272)
Net Asset Value, End of Period	$11.31	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return	-1.68%	7.74%	8.74%	-0.01%	3.58%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,687	$32,910	$23,679	$19,399	$19,488	$22,203
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.25%	2.80%	2.80%	2.54%	2.42%
Portfolio Turnover Rate[2,3]	34%	79%	31%	54%	55%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 19%, 29%, 10%, 13%, 15%, and 23%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Total Bond Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,				June 24, 2016[1] to December 31, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.62	$11.05	$10.45	$10.75	$10.65	$11.03
Investment Operations
Net Investment Income	.109[2]	.262[2]	.306[2]	.295[2]	.275[2]	.135
Net Realized and Unrealized Gain (Loss) on Investments	(.304)	.591	.600	(.298)	.105	(.375)
Total from Investment Operations	(.195)	.853	.906	(.003)	.380	(.240)
Distributions
Dividends from Net Investment Income	(.108)	(.264)	(.306)	(.294)	(.275)	(.135)
Distributions from Realized Capital Gains	(.007)	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.115)	(.283)	(.306)	(.297)	(.280)	(.140)
Net Asset Value, End of Period	$11.31	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return	-1.67%	7.76%	8.76%	0.01%	3.60%	-2.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,285	$26,500	$20,401	$14,821	$12,031	$5,438
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.94%	2.28%	2.81%	2.82%	2.56%	2.41%[3]
Portfolio Turnover Rate[4,5]	34%	79%	31%	54%	55%	61%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 19%, 29%, 10%, 13%, 15%, and 23%, respectively, attributable to mortgage-dollar-roll activity.
6	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Insititutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At June 30, 2021, counterparties had deposited in segregated accounts securities with a value of $662,000 and cash of $3,223,000 in connection with TBA transactions.
44

Total Bond Market Index Fund
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
45

Total Bond Market Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $10,655,000, representing less than 0.01% of the fund’s net assets and 4.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
46

Total Bond Market Index Fund
The following table summarizes the market value of the fund's investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	198,566,843	—	198,566,843
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,130,007	—	8,130,007
Corporate Bonds	—	89,869,123	—	89,869,123
Sovereign Bonds	—	12,424,060	—	12,424,060
Taxable Municipal Bonds	—	2,281,200	—	2,281,200
Temporary Cash Investments	8,034,921	—	—	8,034,921
Total	8,034,921	311,271,233	—	319,306,154
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	306,728,572
Gross Unrealized Appreciation	14,607,897
Gross Unrealized Depreciation	(2,030,315)
Net Unrealized Appreciation (Depreciation)	12,577,582
E.  During the six months ended June 30, 2021, the fund purchased $22,593,559,000 of investment securities and sold $12,612,826,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $104,262,004,000 and $93,849,543,000, respectively. Purchases and sales include $11,627,740,000 and $1,944,791,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	59,159	5,198	277,616	24,164
Issued in Lieu of Cash Distributions	14,265	1,264	37,585	3,257
Redeemed	(199,442)	(17,697)	(333,388)	(29,115)
Net Increase (Decrease)—Investor Shares	(126,018)	(11,235)	(18,187)	(1,694)
47

Total Bond Market Index Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	14,736,921	171,800	27,271,248	312,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,469,237)	(28,900)	(9,995,849)	(115,900)
Net Increase (Decrease)—ETF Shares	12,267,684	142,900	17,275,399	196,400
Admiral Shares
Issued	12,990,870	1,145,701	32,833,629	2,855,959
Issued in Lieu of Cash Distributions	1,066,572	94,538	2,526,849	218,973
Redeemed	(13,429,833)	(1,187,159)	(27,042,355)	(2,361,365)
Net Increase (Decrease)—Admiral Shares	627,609	53,080	8,318,123	713,567
Institutional Shares
Issued	6,957,518	614,230	16,333,166	1,419,275
Issued in Lieu of Cash Distributions	487,095	43,173	1,171,471	101,527
Redeemed	(8,240,588)	(728,903)	(14,393,254)	(1,254,567)
Net Increase (Decrease)—Institutional Shares	(795,975)	(71,500)	3,111,383	266,235
Institutional Plus Shares
Issued	7,152,113	632,954	13,383,222	1,159,783
Issued in Lieu of Cash Distributions	327,890	29,068	639,039	55,349
Redeemed	(2,845,020)	(252,285)	(6,035,339)	(525,670)
Net Increase (Decrease)—Institutional Plus Shares	4,634,983	409,737	7,986,922	689,462
Institutional Select Shares
Issued	1,882,065	166,312	5,969,746	520,606
Issued in Lieu of Cash Distributions	263,437	23,349	591,436	51,240
Redeemed	(1,667,156)	(147,450)	(1,560,393)	(137,429)
Net Increase (Decrease)—Institutional Select Shares	478,346	42,211	5,000,789	434,417
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
48

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
49

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
50

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Bond Market Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q842 082021

Semiannual Report  |  June 30, 2021
Vanguard Total Bond Market II Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$982.70	$0.44
Institutional Shares	1,000.00	983.00	0.10
Based on Hypothetical 5% Yearly Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total Bond Market II Index Fund
Fund Allocation
As of June 30, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	2.5%
Corporate Bonds	28.8
Sovereign Bonds	3.8
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	64.2
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (63.8%)
U.S. Government Securities (42.1%)
United States Treasury Note/Bond	8.125%	8/15/21	34,550	34,847
United States Treasury Note/Bond	0.125%	5/31/22	209,080	209,145
United States Treasury Note/Bond	1.750%	5/31/22	67,332	68,352
United States Treasury Note/Bond	1.750%	6/15/22	317,504	322,515
United States Treasury Note/Bond	0.125%	6/30/22	21,880	21,887
United States Treasury Note/Bond	1.750%	6/30/22	367,600	373,631
United States Treasury Note/Bond	2.125%	6/30/22	135,735	138,471
United States Treasury Note/Bond	1.750%	7/15/22	348,260	354,246
United States Treasury Note/Bond	0.125%	7/31/22	380,856	380,915
United States Treasury Note/Bond	1.875%	7/31/22	269,263	274,396
United States Treasury Note/Bond	2.000%	7/31/22	187,730	191,573
United States Treasury Note/Bond	1.500%	8/15/22	365,753	371,411
United States Treasury Note/Bond	1.625%	8/15/22	259,234	263,649
United States Treasury Note/Bond	0.125%	8/31/22	331,745	331,745
United States Treasury Note/Bond	1.625%	8/31/22	341,015	346,983
United States Treasury Note/Bond	1.875%	8/31/22	229,931	234,637
United States Treasury Note/Bond	1.500%	9/15/22	583,810	593,479
United States Treasury Note/Bond	0.125%	9/30/22	55,072	55,063
United States Treasury Note/Bond	1.750%	9/30/22	268,153	273,558
United States Treasury Note/Bond	1.875%	9/30/22	250,061	255,492
United States Treasury Note/Bond	1.375%	10/15/22	447,361	454,421
United States Treasury Note/Bond	0.125%	10/31/22	325,760	325,658
United States Treasury Note/Bond	1.875%	10/31/22	317,955	325,258
United States Treasury Note/Bond	2.000%	10/31/22	320,049	327,950
United States Treasury Note/Bond	1.625%	11/15/22	576,460	588,080
United States Treasury Note/Bond	0.125%	11/30/22	467,365	467,146
United States Treasury Note/Bond	2.000%	11/30/22	593,275	608,663
United States Treasury Note/Bond	1.625%	12/15/22	914,345	933,775
United States Treasury Note/Bond	0.125%	12/31/22	318,847	318,598
United States Treasury Note/Bond	2.125%	12/31/22	583,086	600,123
United States Treasury Note/Bond	1.500%	1/15/23	9,420	9,611
United States Treasury Note/Bond	0.125%	1/31/23	642,113	641,511
United States Treasury Note/Bond	1.750%	1/31/23	279,340	286,236
United States Treasury Note/Bond	2.375%	1/31/23	81,440	84,252
United States Treasury Note/Bond	1.375%	2/15/23	100,000	101,922
United States Treasury Note/Bond	2.000%	2/15/23	375,850	386,832
United States Treasury Note/Bond	0.125%	2/28/23	225,722	225,475
United States Treasury Note/Bond	1.500%	2/28/23	247,637	252,977
United States Treasury Note/Bond	2.625%	2/28/23	133,984	139,385

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.500%	3/15/23	633,593	636,761
	United States Treasury Note/Bond	0.125%	3/31/23	232,901	232,573
	United States Treasury Note/Bond	1.500%	3/31/23	100,115	102,368
	United States Treasury Note/Bond	2.500%	3/31/23	394,925	410,660
	United States Treasury Note/Bond	0.250%	4/15/23	903,380	903,945
	United States Treasury Note/Bond	0.125%	4/30/23	142,091	141,847
	United States Treasury Note/Bond	1.625%	4/30/23	151,271	155,124
	United States Treasury Note/Bond	2.750%	4/30/23	153,300	160,366
	United States Treasury Note/Bond	0.125%	5/15/23	1,116,645	1,114,377
	United States Treasury Note/Bond	1.750%	5/15/23	124,775	128,304
	United States Treasury Note/Bond	0.125%	5/31/23	24,390	24,340
	United States Treasury Note/Bond	1.625%	5/31/23	122,505	125,740
	United States Treasury Note/Bond	2.750%	5/31/23	65,346	68,481
	United States Treasury Note/Bond	0.250%	6/15/23	1,027,255	1,027,415
	United States Treasury Note/Bond	0.125%	6/30/23	85,030	84,817
	United States Treasury Note/Bond	1.375%	6/30/23	254,587	260,315
	United States Treasury Note/Bond	2.625%	6/30/23	191,146	200,196
	United States Treasury Note/Bond	0.125%	7/15/23	557,552	556,071
	United States Treasury Note/Bond	1.250%	7/31/23	133,182	135,908
	United States Treasury Note/Bond	2.750%	7/31/23	86,268	90,730
	United States Treasury Note/Bond	0.125%	8/15/23	1,170,180	1,166,523
	United States Treasury Note/Bond	2.500%	8/15/23	209,285	219,161
	United States Treasury Note/Bond	1.375%	8/31/23	344,995	353,135
	United States Treasury Note/Bond	2.750%	8/31/23	50,000	52,664
	United States Treasury Note/Bond	0.125%	9/15/23	737,215	734,566
	United States Treasury Note/Bond	1.375%	9/30/23	152,840	156,518
	United States Treasury Note/Bond	0.125%	10/15/23	1,005,354	1,001,113
	United States Treasury Note/Bond	1.625%	10/31/23	100,000	103,031
	United States Treasury Note/Bond	2.875%	10/31/23	114,000	120,769
	United States Treasury Note/Bond	0.250%	11/15/23	818,010	816,732
	United States Treasury Note/Bond	2.750%	11/15/23	349,215	369,186
	United States Treasury Note/Bond	2.125%	11/30/23	182,625	190,501
	United States Treasury Note/Bond	2.875%	11/30/23	197,846	209,964
	United States Treasury Note/Bond	0.125%	12/15/23	1,412,920	1,405,414
	United States Treasury Note/Bond	2.250%	12/31/23	140,863	147,510
	United States Treasury Note/Bond	2.625%	12/31/23	1,015,123	1,072,541
	United States Treasury Note/Bond	0.125%	1/15/24	1,394,478	1,386,198
	United States Treasury Note/Bond	2.250%	1/31/24	217,225	227,747
	United States Treasury Note/Bond	2.500%	1/31/24	686,069	723,803
	United States Treasury Note/Bond	0.125%	2/15/24	1,209,475	1,201,727
	United States Treasury Note/Bond	2.750%	2/15/24	270,399	287,172
	United States Treasury Note/Bond	2.125%	2/29/24	153,000	160,077
	United States Treasury Note/Bond	2.375%	2/29/24	298,197	313,899
[1]	United States Treasury Note/Bond	0.250%	3/15/24	1,955,856	1,948,216
	United States Treasury Note/Bond	2.125%	3/31/24	708,094	741,397
	United States Treasury Note/Bond	0.375%	4/15/24	882,208	881,105
	United States Treasury Note/Bond	2.000%	4/30/24	280,940	293,407
	United States Treasury Note/Bond	2.250%	4/30/24	314,542	330,711
	United States Treasury Note/Bond	0.250%	5/15/24	1,206,075	1,199,668
	United States Treasury Note/Bond	2.500%	5/15/24	366,753	388,472
	United States Treasury Note/Bond	2.000%	5/31/24	268,571	280,657
	United States Treasury Note/Bond	0.250%	6/15/24	567,115	563,659
	United States Treasury Note/Bond	1.750%	6/30/24	355,810	369,542
	United States Treasury Note/Bond	2.000%	6/30/24	230,940	241,513
	United States Treasury Note/Bond	1.750%	7/31/24	202,500	210,442

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	2.125%	7/31/24	195,665	205,540
United States Treasury Note/Bond	2.375%	8/15/24	659,320	698,055
United States Treasury Note/Bond	1.250%	8/31/24	75,000	76,770
United States Treasury Note/Bond	1.875%	8/31/24	243,460	253,959
United States Treasury Note/Bond	1.500%	9/30/24	396,425	409,061
United States Treasury Note/Bond	2.125%	9/30/24	248,720	261,622
United States Treasury Note/Bond	1.500%	10/31/24	76,061	78,485
United States Treasury Note/Bond	2.250%	10/31/24	359,393	379,722
United States Treasury Note/Bond	2.250%	11/15/24	483,372	510,939
United States Treasury Note/Bond	1.500%	11/30/24	702,564	724,958
United States Treasury Note/Bond	2.125%	11/30/24	141,200	148,723
United States Treasury Note/Bond	1.750%	12/31/24	40,235	41,870
United States Treasury Note/Bond	2.250%	12/31/24	285,467	302,060
United States Treasury Note/Bond	2.500%	1/31/25	262,225	280,007
United States Treasury Note/Bond	2.000%	2/15/25	212,509	223,068
United States Treasury Note/Bond	1.125%	2/28/25	1,033,810	1,052,548
United States Treasury Note/Bond	2.750%	2/28/25	333,477	359,321
United States Treasury Note/Bond	0.500%	3/31/25	1,007,989	1,002,949
United States Treasury Note/Bond	0.375%	4/30/25	603,909	597,398
United States Treasury Note/Bond	2.875%	4/30/25	267,029	289,559
United States Treasury Note/Bond	2.125%	5/15/25	256,221	270,473
United States Treasury Note/Bond	0.250%	5/31/25	481,780	473,650
United States Treasury Note/Bond	2.875%	5/31/25	174,085	188,991
United States Treasury Note/Bond	0.250%	6/30/25	441,568	433,703
United States Treasury Note/Bond	2.750%	6/30/25	179,285	193,908
United States Treasury Note/Bond	0.250%	7/31/25	480,550	471,389
United States Treasury Note/Bond	2.875%	7/31/25	233,510	253,833
United States Treasury Note/Bond	2.000%	8/15/25	189,083	198,950
United States Treasury Note/Bond	6.875%	8/15/25	40,840	51,018
United States Treasury Note/Bond	0.250%	8/31/25	466,895	457,484
United States Treasury Note/Bond	2.750%	8/31/25	186,630	202,114
United States Treasury Note/Bond	0.250%	9/30/25	407,661	399,062
United States Treasury Note/Bond	0.250%	10/31/25	683,693	668,417
United States Treasury Note/Bond	2.250%	11/15/25	434,690	462,401
United States Treasury Note/Bond	0.375%	11/30/25	822,280	807,376
United States Treasury Note/Bond	2.875%	11/30/25	416,497	454,372
United States Treasury Note/Bond	0.375%	12/31/25	304,190	298,391
United States Treasury Note/Bond	0.375%	1/31/26	858,300	841,134
United States Treasury Note/Bond	1.625%	2/15/26	534,932	554,490
United States Treasury Note/Bond	0.500%	2/28/26	726,471	715,347
United States Treasury Note/Bond	2.500%	2/28/26	384,057	413,521
United States Treasury Note/Bond	0.750%	3/31/26	704,584	701,391
United States Treasury Note/Bond	2.250%	3/31/26	467,794	498,493
United States Treasury Note/Bond	0.750%	4/30/26	311,694	310,087
United States Treasury Note/Bond	2.375%	4/30/26	160,000	171,550
United States Treasury Note/Bond	1.625%	5/15/26	519,377	538,286
United States Treasury Note/Bond	0.750%	5/31/26	431,045	428,553
United States Treasury Note/Bond	2.125%	5/31/26	298,579	316,680
United States Treasury Note/Bond	0.875%	6/30/26	210,020	209,922
United States Treasury Note/Bond	1.875%	6/30/26	333,440	349,643
United States Treasury Note/Bond	1.875%	7/31/26	282,000	295,792
United States Treasury Note/Bond	1.500%	8/15/26	634,832	653,679
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,371
United States Treasury Note/Bond	1.375%	8/31/26	430,805	440,902
United States Treasury Note/Bond	1.625%	9/30/26	56,188	58,207

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.625%	10/31/26	346,480	358,823
United States Treasury Note/Bond	2.000%	11/15/26	366,562	386,837
United States Treasury Note/Bond	6.500%	11/15/26	36,215	46,717
United States Treasury Note/Bond	1.625%	11/30/26	180,570	186,946
United States Treasury Note/Bond	1.750%	12/31/26	361,253	376,437
United States Treasury Note/Bond	1.500%	1/31/27	21,190	21,779
United States Treasury Note/Bond	2.250%	2/15/27	16,056	17,160
United States Treasury Note/Bond	6.625%	2/15/27	39,650	51,867
United States Treasury Note/Bond	1.125%	2/28/27	772,870	778,304
United States Treasury Note/Bond	0.625%	3/31/27	1,023,965	1,001,726
United States Treasury Note/Bond	0.500%	4/30/27	1,308,350	1,268,691
United States Treasury Note/Bond	2.375%	5/15/27	43,030	46,324
United States Treasury Note/Bond	0.500%	5/31/27	586,412	567,720
United States Treasury Note/Bond	0.500%	6/30/27	608,125	588,171
United States Treasury Note/Bond	0.375%	7/31/27	743,115	712,345
United States Treasury Note/Bond	2.250%	8/15/27	342,539	366,303
United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,008
United States Treasury Note/Bond	0.500%	8/31/27	569,230	548,862
United States Treasury Note/Bond	0.375%	9/30/27	554,655	530,042
United States Treasury Note/Bond	0.500%	10/31/27	1,008,957	970,175
United States Treasury Note/Bond	2.250%	11/15/27	192,761	206,193
United States Treasury Note/Bond	6.125%	11/15/27	55,808	73,039
United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	1,007,336
United States Treasury Note/Bond	0.625%	12/31/27	1,040,335	1,005,711
United States Treasury Note/Bond	0.750%	1/31/28	1,213,165	1,181,130
United States Treasury Note/Bond	2.750%	2/15/28	182,470	201,059
United States Treasury Note/Bond	1.125%	2/29/28	786,310	783,976
United States Treasury Note/Bond	1.250%	3/31/28	1,250,894	1,255,976
United States Treasury Note/Bond	1.250%	4/30/28	789,609	792,077
United States Treasury Note/Bond	2.875%	5/15/28	181,973	202,160
United States Treasury Note/Bond	1.250%	5/31/28	801,770	803,774
United States Treasury Note/Bond	1.250%	6/30/28	452,165	452,872
United States Treasury Note/Bond	2.875%	8/15/28	442,152	491,618
United States Treasury Note/Bond	5.500%	8/15/28	45,575	58,913
United States Treasury Note/Bond	3.125%	11/15/28	280,130	316,897
United States Treasury Note/Bond	5.250%	11/15/28	76,342	97,885
United States Treasury Note/Bond	2.625%	2/15/29	76,983	84,405
United States Treasury Note/Bond	5.250%	2/15/29	52,279	67,334
United States Treasury Note/Bond	1.625%	8/15/29	102,706	105,049
United States Treasury Note/Bond	6.125%	8/15/29	37,930	52,083
United States Treasury Note/Bond	1.750%	11/15/29	150,000	154,828
United States Treasury Note/Bond	1.500%	2/15/30	943,597	952,886
United States Treasury Note/Bond	0.625%	5/15/30	855,552	799,674
United States Treasury Note/Bond	6.250%	5/15/30	114,435	161,318
United States Treasury Note/Bond	0.625%	8/15/30	874,646	815,061
United States Treasury Note/Bond	0.875%	11/15/30	1,177,583	1,119,992
United States Treasury Note/Bond	1.125%	2/15/31	1,328,790	1,290,172
United States Treasury Note/Bond	5.375%	2/15/31	128,675	174,797
United States Treasury Note/Bond	1.625%	5/15/31	786,134	798,295
United States Treasury Note/Bond	4.500%	2/15/36	188,843	259,039
United States Treasury Note/Bond	4.750%	2/15/37	138,500	196,454
United States Treasury Note/Bond	5.000%	5/15/37	117,327	170,894
United States Treasury Note/Bond	4.375%	2/15/38	204,635	281,373
United States Treasury Note/Bond	4.500%	5/15/38	83,579	116,593
United States Treasury Note/Bond	3.500%	2/15/39	73,194	91,435

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.250%	5/15/39	117,867	161,091
United States Treasury Note/Bond	4.500%	8/15/39	100,656	141,736
United States Treasury Note/Bond	4.375%	11/15/39	120,905	167,963
United States Treasury Note/Bond	4.625%	2/15/40	84,805	121,589
United States Treasury Note/Bond	1.125%	5/15/40	693,410	598,608
United States Treasury Note/Bond	4.375%	5/15/40	109,320	152,604
United States Treasury Note/Bond	1.125%	8/15/40	453,110	389,816
United States Treasury Note/Bond	3.875%	8/15/40	140,325	184,308
United States Treasury Note/Bond	1.375%	11/15/40	726,870	652,934
United States Treasury Note/Bond	4.250%	11/15/40	141,854	195,493
United States Treasury Note/Bond	1.875%	2/15/41	605,551	592,872
United States Treasury Note/Bond	4.750%	2/15/41	78,692	115,296
United States Treasury Note/Bond	2.250%	5/15/41	388,390	404,168
United States Treasury Note/Bond	4.375%	5/15/41	117,000	164,220
United States Treasury Note/Bond	3.750%	8/15/41	145,310	188,608
United States Treasury Note/Bond	3.125%	11/15/41	138,056	164,416
United States Treasury Note/Bond	3.125%	2/15/42	153,742	183,289
United States Treasury Note/Bond	3.000%	5/15/42	138,000	161,417
United States Treasury Note/Bond	2.750%	8/15/42	212,528	239,326
United States Treasury Note/Bond	2.750%	11/15/42	243,319	273,810
United States Treasury Note/Bond	3.125%	2/15/43	264,159	315,381
United States Treasury Note/Bond	2.875%	5/15/43	365,700	420,212
United States Treasury Note/Bond	3.625%	8/15/43	290,652	373,987
United States Treasury Note/Bond	3.750%	11/15/43	252,806	331,650
United States Treasury Note/Bond	3.625%	2/15/44	373,494	482,391
United States Treasury Note/Bond	3.375%	5/15/44	314,400	391,772
United States Treasury Note/Bond	3.125%	8/15/44	331,150	397,172
United States Treasury Note/Bond	3.000%	11/15/44	310,089	364,839
United States Treasury Note/Bond	2.500%	2/15/45	369,882	399,935
United States Treasury Note/Bond	3.000%	5/15/45	479,154	564,802
United States Treasury Note/Bond	2.875%	8/15/45	405,506	468,613
United States Treasury Note/Bond	3.000%	11/15/45	167,327	197,707
United States Treasury Note/Bond	2.500%	2/15/46	352,758	381,971
United States Treasury Note/Bond	2.500%	5/15/46	356,638	386,172
United States Treasury Note/Bond	2.250%	8/15/46	369,838	382,262
United States Treasury Note/Bond	2.875%	11/15/46	291,990	338,617
United States Treasury Note/Bond	3.000%	2/15/47	314,099	372,944
United States Treasury Note/Bond	3.000%	5/15/47	217,051	257,918
United States Treasury Note/Bond	2.750%	8/15/47	265,418	301,747
United States Treasury Note/Bond	2.750%	11/15/47	310,732	353,506
United States Treasury Note/Bond	3.000%	2/15/48	375,470	447,279
United States Treasury Note/Bond	3.125%	5/15/48	411,233	501,383
United States Treasury Note/Bond	3.000%	8/15/48	454,182	541,896
United States Treasury Note/Bond	3.375%	11/15/48	336,303	429,207
United States Treasury Note/Bond	3.000%	2/15/49	312,173	373,583
United States Treasury Note/Bond	2.875%	5/15/49	463,731	542,783
United States Treasury Note/Bond	2.250%	8/15/49	354,020	366,632
United States Treasury Note/Bond	2.375%	11/15/49	240,699	256,194
United States Treasury Note/Bond	2.000%	2/15/50	471,024	462,634
United States Treasury Note/Bond	1.250%	5/15/50	713,574	582,566
United States Treasury Note/Bond	1.375%	8/15/50	631,075	531,878
United States Treasury Note/Bond	1.625%	11/15/50	698,035	626,814
United States Treasury Note/Bond	1.875%	2/15/51	1,119,835	1,068,218
United States Treasury Note/Bond	2.375%	5/15/51	714,640	762,990
				105,981,894

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Agency Bonds and Notes (1.2%)
[2]	AID-Israel	5.500%	9/18/23	6,500	7,228
[2]	AID-Israel	5.500%	12/4/23	7,002	7,847
[2]	AID-Israel	5.500%	4/26/24	5,575	6,350
[2]	AID-Israel	5.500%	9/18/33	5,150	7,266
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,668
	Federal Farm Credit Banks	0.125%	11/23/22	24,000	23,985
	Federal Farm Credit Banks	0.125%	2/3/23	20,870	20,845
	Federal Farm Credit Banks	0.125%	4/13/23	53,200	53,110
	Federal Farm Credit Banks	0.125%	5/10/23	25,675	25,625
	Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,491
	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,498
	Federal Farm Credit Banks	0.250%	2/26/24	22,350	22,281
	Federal Home Loan Banks	0.125%	8/12/22	18,850	18,849
[3]	Federal Home Loan Banks	2.000%	9/9/22	11,665	11,923
	Federal Home Loan Banks	0.125%	10/21/22	42,250	42,236
	Federal Home Loan Banks	1.375%	2/17/23	40,000	40,763
	Federal Home Loan Banks	2.125%	3/10/23	28,800	29,730
	Federal Home Loan Banks	0.125%	3/17/23	30,300	30,256
	Federal Home Loan Banks	0.125%	6/2/23	42,500	42,406
	Federal Home Loan Banks	2.500%	2/13/24	44,590	47,063
	Federal Home Loan Banks	2.875%	6/14/24	200	214
	Federal Home Loan Banks	1.500%	8/15/24	19,940	20,565
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,825
	Federal Home Loan Banks	2.875%	9/13/24	1,000	1,075
	Federal Home Loan Banks	0.500%	4/14/25	39,015	38,785
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,872
	Federal Home Loan Banks	3.250%	6/9/28	19,510	22,114
	Federal Home Loan Banks	3.250%	11/16/28	62,645	71,272
	Federal Home Loan Banks	5.500%	7/15/36	20,850	30,728
[3,4]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	25,350	25,350
[4]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	38,000	38,105
[4]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	34,000	34,090
[3,4]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	44,749
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	42,000	42,008
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	52,625	52,605
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	48,000	47,971
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	34,910	34,780
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	86,460	86,343
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	60,000	59,887
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	61,911
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	54,000	53,290
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	106,430
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	22,449
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,301	51,917
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	40,678	59,768
[4]	Federal National Mortgage Assn.	1.375%	9/6/22	15,115	15,335
[4]	Federal National Mortgage Assn.	2.000%	10/5/22	69,818	71,444
[4]	Federal National Mortgage Assn.	2.375%	1/19/23	25,381	26,239
[4]	Federal National Mortgage Assn.	0.250%	5/22/23	30,000	30,011
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	30,000	29,995
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	52,843
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	69,000	68,905
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	47,701
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	42,673

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,356
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	40,305
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	44,794
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,197
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	25,799
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	85,301
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	101,800	100,693
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	44,831
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	31,940
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	98,140	95,908
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	59,299
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	26,155
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	66,648
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	115,523
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	80,934
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	5,161
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	482
[3]	Private Export Funding Corp.	2.050%	11/15/22	15,525	15,847
[3]	Private Export Funding Corp.	3.550%	1/15/24	16,425	17,632
[3]	Private Export Funding Corp.	2.450%	7/15/24	4,955	5,206
	Private Export Funding Corp.	1.750%	11/15/24	3,115	3,204
[3]	Private Export Funding Corp.	3.250%	6/15/25	3,250	3,521
	Private Export Funding Corp.	1.400%	7/15/28	9,375	9,362
	Tennessee Valley Authority	1.875%	8/15/22	3,875	3,948
	Tennessee Valley Authority	2.875%	9/15/24	12,231	13,131
	Tennessee Valley Authority	0.750%	5/15/25	3,000	3,003
[3]	Tennessee Valley Authority	6.750%	11/1/25	19,581	24,524
[3]	Tennessee Valley Authority	2.875%	2/1/27	25,750	28,169
	Tennessee Valley Authority	7.125%	5/1/30	9,625	14,023
[3]	Tennessee Valley Authority	4.700%	7/15/33	6,375	8,290
	Tennessee Valley Authority	4.650%	6/15/35	6,000	7,877
	Tennessee Valley Authority	5.880%	4/1/36	12,795	18,997
	Tennessee Valley Authority	6.150%	1/15/38	665	1,014
	Tennessee Valley Authority	5.500%	6/15/38	1,436	2,081
	Tennessee Valley Authority	5.250%	9/15/39	15,248	21,734
	Tennessee Valley Authority	4.875%	1/15/48	14,320	20,582
	Tennessee Valley Authority	5.375%	4/1/56	5,585	8,936
	Tennessee Valley Authority	4.625%	9/15/60	8,838	13,002
	Tennessee Valley Authority	4.250%	9/15/65	8,050	11,262
					2,946,340
Conventional Mortgage-Backed Securities (20.5%)
[3,4]	Fannie Mae Pool	6.000%	11/1/32	67	76
[3,4]	Fannie Mae Pool	6.500%	9/1/32	37	41
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	24,745	25,529
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	369,701	386,302
[3,4]	Freddie Mac Gold Pool	3.000%	10/1/26–4/1/48	1,173,493	1,236,420
[3,4]	Freddie Mac Gold Pool	3.500%	9/1/25–3/1/49	1,248,793	1,334,945
[3,4]	Freddie Mac Gold Pool	4.000%	5/1/23–2/1/49	782,737	846,494
[3,4]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	392,745	431,175
[3,4]	Freddie Mac Gold Pool	5.000%	12/1/21–11/1/48	135,201	151,547
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	76,890	88,133
[3,4]	Freddie Mac Gold Pool	6.000%	10/1/21–5/1/40	38,186	44,611
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	10,468	12,028
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	3,692	4,175
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	32	37

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	54	61
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	10	11
[3,5]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/51	2,547,529	2,679,512
[3,5]	Ginnie Mae I Pool	3.500%	9/20/25–7/15/51	2,306,495	2,449,509
[3]	Ginnie Mae I Pool	4.000%	6/15/24–5/20/50	1,228,774	1,323,175
[3]	Ginnie Mae I Pool	4.500%	10/15/24–1/20/50	615,251	672,063
[3]	Ginnie Mae I Pool	5.000%	12/15/32–12/20/49	240,077	266,159
[3]	Ginnie Mae I Pool	5.500%	8/20/23–8/20/49	55,233	63,362
[3]	Ginnie Mae I Pool	6.000%	1/15/26–9/20/41	33,719	38,839
[3]	Ginnie Mae I Pool	6.500%	5/15/24–11/20/39	9,862	11,287
[3]	Ginnie Mae I Pool	7.000%	7/15/23–11/20/38	919	1,101
[3]	Ginnie Mae I Pool	7.500%	12/15/23	3	3
[3]	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	15	17
[3]	Ginnie Mae II Pool	1.500%	3/20/51–4/20/51	42,419	41,883
[3,5]	Ginnie Mae II Pool	2.000%	8/20/50–7/15/51	1,919,632	1,955,721
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27–7/15/51	1,812,485	1,877,294
[3,4,5]	UMBS Pool	1.500%	7/1/35–7/25/51	2,741,083	2,718,485
[3,4,5]	UMBS Pool	2.000%	11/1/27–7/25/51	10,495,783	10,652,863
[3,4,5]	UMBS Pool	2.500%	11/1/26–7/25/51	7,128,029	7,397,086
[3,4,5]	UMBS Pool	3.000%	11/1/23–7/25/51	5,507,274	5,784,981
[3,4,5]	UMBS Pool	3.500%	7/1/21–7/25/51	3,779,549	4,025,856
[3,4,5]	UMBS Pool	4.000%	4/1/24–7/25/51	2,743,832	2,961,171
[3,4,5]	UMBS Pool	4.500%	5/1/22–7/25/51	1,271,098	1,389,953
[3,4]	UMBS Pool	5.000%	1/1/22–3/1/50	408,665	456,852
[3,4]	UMBS Pool	5.500%	11/1/21–6/1/49	146,265	168,460
[3,4]	UMBS Pool	6.000%	10/1/21–5/1/41	121,031	142,168
[3,4]	UMBS Pool	6.500%	3/1/22–5/1/40	25,204	29,197
[3,4]	UMBS Pool	7.000%	8/1/27–12/1/38	6,495	7,611
[3,4]	UMBS Pool	7.500%	7/1/30–12/1/32	89	104
[3,4]	UMBS Pool	8.000%	12/1/29	8	9
					51,676,306
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.668%	12/1/41	357	370
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.887%	9/1/37	847	875
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	2.002%	10/1/37–3/1/38	226	234
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.431%	1.958%	7/1/36	75	78
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.472%	1.847%	3/1/43	1,043	1,093
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.934%	12/1/43	452	486
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.199%	9/1/43	134	135
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.310%	11/1/33–7/1/43	2,456	2,550
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.594%	2.005%	6/1/43	467	472
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	2.096%	11/1/33	29	31
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.618%	2.326%	8/1/35	181	193
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	93	96

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.624%	1.974%	10/1/37	184	191
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	21	22
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.655%	2.187%	10/1/42	388	411
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.033%	1/1/37	53	57
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.408%	7/1/35	172	181
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	65	69
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	10	10
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.675%	2.172%	11/1/39	197	208
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.154%	8/1/39	477	493
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.156%	1/1/42	517	538
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.940%	6/1/42	556	580
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	2.105%	12/1/33	56	60
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.688%	2.063%	4/1/36	40	42
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.962%	5/1/40	118	126
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.213%	10/1/39	182	191
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.329%	9/1/42	640	672
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	69	72
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.242%	8/1/40	152	162
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	12/1/40	168	180
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.163%	7/1/37	132	141
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.234%	10/1/42	347	370
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.110%	11/1/39	78	82
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.042%	5/1/42	506	531
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.721%	2.249%	9/1/43	776	821
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.728%	2.228%	9/1/34	69	71
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	1.988%	6/1/41	75	79
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.192%	7/1/41	548	580
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.123%	5/1/35	71	74
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.125%	2/1/36	90	94

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.451%	10/1/40	90	96
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.768%	2.121%	5/1/42	177	186
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	203	215
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.783%	2.276%	7/1/42	457	496
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	395	420
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.354%	8/1/42	791	791
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.796%	2.384%	9/1/40	331	351
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.203%	2/1/42	1,139	1,219
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.371%	3/1/42	419	453
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	440	474
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	195	205
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.204%	1/1/42	210	223
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.218%	11/1/41	225	240
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.071%	5/1/41	231	246
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	269	287
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.224%	12/1/41	291	311
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	167	175
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/34–11/1/40	371	397
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40	47	50
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.821%	2.196%	3/1/41	291	309
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.293%	12/1/39	189	198
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	265	287
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	2.076%	7/1/38	76	78
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.827%	2.201%	2/1/41	168	170
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.828%	2.152%	2/1/42	352	378
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	343	364
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	291	296
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	122	128
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	184	195

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.865%	2.115%	5/1/40	57	60
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	20	21
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	125	134
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	2.340%	4/1/37	4	4
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	2.547%	10/1/36	97	105
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	227	236
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	12/1/35	78	83
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	80	86
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	382	398
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	132	138
[3,4]	Fannie Mae REMICS	2.488%	3/25/23	5,109	5,275
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	2.016%	9/1/37	18	18
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.545%	1.919%	3/1/37	15	15
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	1.945%	3/1/37	8	9
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38–5/1/38	58	63
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42	92	96
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	104	111
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.155%	11/1/43	416	434
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	194	202
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	2.040%	12/1/34	35	35
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	73	78
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	13	14
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	138	144
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	533	561
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.125%	12/1/41	306	326
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.140%	12/1/36	14	15
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.779%	2.184%	6/1/37	176	189
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.819%	2.369%	3/1/42	265	283
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.247%	12/1/35–5/1/37	524	539
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.831%	1/1/37	36	39
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.840%	6/1/37	25	26

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.853%	2.242%	2/1/42	95	101
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.870%	2.576%	8/1/37	60	62
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40	106	110
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	124	131
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	567	601
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.500%	6/1/41	88	92
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	133	138
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.888%	2.287%	6/1/40–2/1/42	370	378
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	2.501%	9/1/40	381	405
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.353%	11/1/40	208	217
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	381	405
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.370%	3/1/37	134	144
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	23	24
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	109	116
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	226	238
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.542%	11/1/36	38	40
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.537%	10/1/36	181	194
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.549%	2.673%	3/1/37	36	37
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.605%	6/1/37	84	86
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.820%	3/1/37	6	6
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.915%	1/1/37	180	190
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	406	430
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	3,566	3,719
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/43	2,956	3,054
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	1,639	1,695
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29–6/20/43	2,593	2,703
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	84	87
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	60	61
					48,160
Total U.S. Government and Agency Obligations (Cost $157,624,773)					160,652,700
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[3]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	949	951
[3]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	163	163
[3]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	1,925	1,948
[3]	Ally Auto Receivables Trust Series 2019-2	2.230%	1/16/24	8,564	8,649

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,450	1,489
[3]	Ally Auto Receivables Trust Series 2019-4	1.840%	6/17/24	9,355	9,439
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,250	1,282
[3]	American Express Credit Account Master Trust Series 2017-7	2.350%	5/15/25	10,025	10,296
[3]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	11,025	11,529
[3]	American Express Credit Account Master Trust Series 2018-8	3.180%	4/15/24	9,000	9,055
[3]	American Express Credit Account Master Trust Series 2019-1	2.870%	10/15/24	12,800	13,042
[3]	American Express Credit Account Master Trust Series 2019-3	2.000%	4/15/25	5,600	5,722
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.260%	1/18/24	1,550	1,559
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	1,650	1,685
[3]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	1,652	1,662
[3]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	6,610	6,646
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	700	703
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	11,786	11,823
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,000	1,003
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	2,775	2,771
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	1,650	1,653
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,025	1,020
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	950	952
[3]	BA Credit Card Trust Series 2018-A3	3.100%	12/15/23	6,750	6,757
[3]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	8,125	8,267
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	1,690	1,685
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,243	1,315
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,750
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.116%	2/15/50	500	507
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	425	459
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	8,374
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	3,074
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	6,612
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	7,703
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,817
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	3,650	3,946
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	10,698
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	10,908
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	12,467
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	5,489

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	5,750
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	6,571
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	1,105
[3]	BANK Series 2017-BNK8	4.206%	11/15/50	2,800	3,004
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	6,075	6,577
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	6,100	6,785
[3]	BANK Series 2018-BN10	3.641%	2/15/61	1,425	1,559
[3]	BANK Series 2018-BN10	3.688%	2/15/61	4,375	4,904
[3]	BANK Series 2018-BN10	3.898%	2/15/61	1,650	1,840
[3]	BANK Series 2018-BN11	4.046%	3/15/61	4,275	4,887
[3]	BANK Series 2018-BN12	4.255%	5/15/61	6,200	7,170
[3]	BANK Series 2018-BN12	4.488%	5/15/61	1,650	1,898
[3]	BANK Series 2018-BN13	3.953%	8/15/61	2,235	2,510
[3]	BANK Series 2018-BN13	4.217%	8/15/61	6,200	7,162
[3]	BANK Series 2018-BN14	3.966%	9/15/60	1,990	2,250
[3]	BANK Series 2018-BN14	4.128%	9/15/60	5,725	6,061
[3]	BANK Series 2018-BN14	4.231%	9/15/60	2,425	2,816
[3]	BANK Series 2018-BN14	4.481%	9/15/60	2,600	3,010
[3]	BANK Series 2018-BN15	4.407%	11/15/61	9,060	10,609
[3]	BANK Series 2019-BN16	4.005%	2/15/52	6,850	7,861
[3]	BANK Series 2019-BN17	3.714%	4/15/52	5,070	5,718
[3]	BANK Series 2019-BN17	3.976%	4/15/52	2,125	2,407
[3]	BANK Series 2019-BN18	3.584%	5/15/62	2,925	3,276
[3]	BANK Series 2019-BN18	3.826%	5/15/62	2,050	2,299
[3]	BANK Series 2019-BN19	3.183%	8/15/61	3,400	3,716
[3]	BANK Series 2019-BN19	4.167%	8/15/61	1,575	1,693
[3]	BANK Series 2019-BN20	3.011%	9/15/62	7,775	8,409
[3]	BANK Series 2019-BN21	2.851%	10/17/52	2,550	2,726
[3]	BANK Series 2019-BN21	3.093%	10/17/52	3,275	3,508
[3]	BANK Series 2019-BN22	2.978%	11/15/62	3,630	3,916
[3]	BANK Series 2019-BN23	2.920%	12/15/52	8,290	8,903
[3]	BANK Series 2019-BN23	3.203%	12/15/52	3,125	3,379
[3]	BANK Series 2019-BN24	2.960%	11/15/62	15,788	17,018
[3]	BANK Series 2019-BN24	3.283%	11/15/62	2,900	3,138
[3]	BANK Series 2020-BN25	2.649%	1/15/63	4,025	4,242
[3]	BANK Series 2020-BN25	2.841%	1/15/63	2,970	3,120
[3]	BANK Series 2020-BN26	2.403%	3/15/63	7,625	7,889
[3]	BANK Series 2020-BN26	2.687%	3/15/63	2,410	2,501
[3]	BANK Series 2020-BN27	2.144%	4/15/63	6,675	6,770
[3]	BANK Series 2020-BN27	2.551%	4/15/63	1,950	2,009
[3]	BANK Series 2020-BN28	1.844%	3/15/63	1,950	1,927
[3]	BANK Series 2020-BN29	1.997%	11/15/53	2,775	2,775
[3]	BANK Series 2020-BN30	1.925%	12/15/53	3,425	3,404
[3]	BANK Series 2020-BN30	2.111%	12/15/53	415	410
[3]	BANK Series 2021-BN31	2.036%	2/15/54	2,425	2,432
[3]	BANK Series 2021-BN31	2.211%	2/15/54	1,425	1,415
[3]	BANK Series 2021-BN32	2.643%	4/15/54	4,200	4,428
[3]	BANK Series 2021-BN33	2.556%	5/15/64	2,040	2,136
[3]	BANK Series 2021-BN34	2.438%	6/15/63	7,875	8,161
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,100	19,159
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,600	13,527
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	1,133

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	7,331
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	7,226
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	11,810
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	3,202
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	11,794
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,070	6,398
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,692
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,763
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	5,814
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	1,221
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	7,357
[3,5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,650	7,938
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,700	5,246
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	2,267
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	4,150	4,315
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	16,877
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	6,364
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	3,875	4,049
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	11,689
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	3,128
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	4,580
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,434
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	2,019
[3]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	5,650	5,999
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	8,208
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,517
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	2,225	2,382
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	12,090
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	8,429
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	4,631
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	8,384
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	3,601
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,846
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	3,747
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,697	12,565
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	4,567
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,045	1,124
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	7,470
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	4,477
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	1,096
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,250	2,329
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	14,646
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	1,238
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	2,325
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	774
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	4,736

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	407
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	5,931
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	603
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,325	14,270
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	6,702
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	2,210
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	9,712
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	3,250
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	6,054
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	1,314
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	6,737
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	3,195
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	4,245	4,465
[3]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	3,025	3,027
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	950	949
[3]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	902	909
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	975	978
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	400	401
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	6,420
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,150	6,552
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,225	6,662
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,900
[3]	Capital One Multi-Asset Execution Trust Series 2017-A3	2.430%	1/15/25	7,025	7,136
[3]	Capital One Multi-Asset Execution Trust Series 2017-A6	2.290%	7/15/25	15,525	15,915
[3]	Capital One Multi-Asset Execution Trust Series 2019-A1	2.840%	12/15/24	3,350	3,406
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	3,231	3,269
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	1,675	1,726
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	2,520	2,553
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	630	645
[3]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	2,079	2,090
[3]	CarMax Auto Owner Trust Series 2018-1	2.480%	11/15/22	294	294
[3]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	900	910
[3]	CarMax Auto Owner Trust Series 2018-2	2.980%	1/17/23	610	612
[3]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	2,025	2,063
[3]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	1,895	1,922
[3]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	8,250	8,384

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,025	1,061
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	7,489	7,636
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	635	657
[3]	CarMax Auto Owner Trust Series 2020-2	1.700%	11/15/24	5,880	5,955
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	5,350	5,371
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	600	602
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	2,950	2,949
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	775	770
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	200
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	2,825	2,822
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	625	620
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	5,500	5,507
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,275	1,276
[3]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	1,075	1,073
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	1,079
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	6,002
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	5,502
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,862	1,997
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	15,680
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	4,025
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,845
[3]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	3,295
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,839
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,400	2,587
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	5,183
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	3,086
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	600	675
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	14,679
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	3,116
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,400	8,970
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	4,211	4,404
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	4,023
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	1,573	1,651
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	5,446
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,882
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,400	10,127
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,741
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	10,897
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	2,141
[3]	Chase Issuance Trust Series 2012-A7	2.160%	9/15/24	16,005	16,382
[3]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	21,035	21,449
[3]	Citibank Credit Card Issuance Trust Series 2016-A2	2.190%	11/20/23	7,175	7,231
[3]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	20,500	21,645

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	4,625	4,822
[3]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	3,638	3,705
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	2,300	2,385
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	1,300	1,345
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	366	380
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	2,800	3,006
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	1,700	1,821
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	275	285
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	1,825	1,940
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	750	806
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	750	793
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	421	439
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,150	1,234
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	955	1,026
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	212	221
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,675	1,798
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,350	1,444
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	2,725	2,931
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	6,215	6,713
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	7,914
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	3,206
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	2,675	2,867
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	3,109
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	3,203
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,710
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	2,007	2,101
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	4,271
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,660
[3]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	1,500	1,576

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,590
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,590	10,515
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	11,656
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,500	1,584
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,511
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,250	1,344
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,179	9,004
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,726
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,390
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,850	7,605
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,300	2,391
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	17,574
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	6,471	7,052
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,370
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	2,218
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	2,244
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	10,500	11,247
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,365	13,387
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	11,507
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	2,210
[3]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	1,285	1,311
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	1,825	1,860
[3]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	5,334	5,394
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	6,262	6,406
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,500	1,539
[3]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	660	706
[3]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	642	662
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,749	1,860
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	7,820	8,387
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,310	1,408
[3]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	542	561
[3]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	1,428	1,499
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,125	1,194
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	750	789
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	370
[3]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	194	202
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	3,700	3,982

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,100	1,182
[3]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	2,144	2,190
[3]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	870	903
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	2,332	2,450
[3]	COMM Mortgage Trust Series 2013-CR9	4.389%	7/10/45	3,595	3,815
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,799	2,981
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	3,356	3,446
[3]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	2,184	2,255
[3]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	621	634
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	965	967
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	2,450	2,642
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	2,725	2,942
[3]	COMM Mortgage Trust Series 2014-CR14	4.762%	2/10/47	2,650	2,853
[3]	COMM Mortgage Trust Series 2014-CR15	2.928%	2/10/47	66	66
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	509	529
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,737	1,871
[3]	COMM Mortgage Trust Series 2014-CR15	4.815%	2/10/47	869	937
[3]	COMM Mortgage Trust Series 2014-CR15	4.865%	2/10/47	1,925	2,063
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	782	814
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	1,975	2,129
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	542	563
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,425	2,624
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	955	1,008
[3]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	1,491	1,537
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,955	5,352
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,281	1,383
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	5,775	6,252
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	1,550	1,675
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	6,455	6,821
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,995	2,132
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,695	6,063
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	5,225	5,596
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,207	3,495
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	358	372
[3]	COMM Mortgage Trust Series 2014-UBS2	3.691%	3/10/47	3,908	4,121
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	1,699	1,826
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	475	509
[3]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	301	323
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	6,692	7,222
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	955	1,006
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	6,425
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	1,502	1,607
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	4,575	4,960
[3]	COMM Mortgage Trust Series 2014-UBS6	2.935%	12/10/47	376	376
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	2,685	2,804
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	8,104
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,275	2,464
[3]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	449	450
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,732
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	7,306
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	1,691	1,767
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,250	5,699
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,574
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	759	805
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,700	5,166

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,875	11,900
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	3,138	3,312
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	4,127
[3]	COMM Mortgage Trust Series 2015-CR27	4.487%	10/10/48	800	875
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	8,545	9,183
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	553	576
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	4,000	4,283
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	2,276
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	396	420
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	8,591
[3]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	5,905	6,479
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	10,945	12,062
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	4,039	4,288
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	500	538
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,598
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,829
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,320	7,267
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,455	37,081
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,609
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	3,750	4,037
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	2,035
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,591
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	4,650	5,023
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,896
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	2,234	2,338
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,700	7,316
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.266%	8/15/48	1,625	1,717
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	1,887	1,998
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	7,950	8,748
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,100	8,844
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	8,493
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	6,496
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	4,560
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	14,241
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	6,825
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	17,640
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	13,675
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	13,327

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	2,241
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,872	6,856
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,804
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	7,003
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,700	6,245
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,741
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	9/15/53	6,973	6,947
[3]	Discover Card Execution Note Trust Series 2017-A2	2.390%	7/15/24	7,300	7,389
[3]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	10,175	10,630
[3]	Discover Card Execution Note Trust Series 2019-A3	1.890%	10/15/24	12,000	12,250
[3]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	1,640	1,707
[3]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	5,155	5,364
[3]	Drive Auto Receivables Trust Series 2020-1	2.080%	7/15/24	3,375	3,400
[3]	Drive Auto Receivables Trust Series 2020-1	2.360%	3/16/26	2,110	2,110
[3]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	400	404
[3]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	1,375	1,377
[3]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,175	1,180
[3]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	3,504	3,539
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	1,615	1,616
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	3,910	3,907
[3,4]	Fannie Mae-Aces Series 2013-M14	2.634%	4/25/23	1,299	1,333
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	7,845	8,285
[3,4]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	1,783	1,826
[3,4]	Fannie Mae-Aces Series 2014-M12	2.614%	10/25/21	1,195	1,200
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	5,161	5,496
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	7,600	8,067
[3,4]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	3,064	3,254
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	4,484	4,775
[3,4]	Fannie Mae-Aces Series 2014-M7	3.338%	6/25/24	7,609	8,120
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	4,726	5,005
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	6,060	6,447
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	9,056	9,542
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,311	3,628
[3,4]	Fannie Mae-Aces Series 2015-M12	2.884%	5/25/25	6,261	6,696
[3,4]	Fannie Mae-Aces Series 2015-M13	2.797%	6/25/25	3,326	3,561
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	9,025	9,709
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	5,195	5,491
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,364	3,558
[3,4]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	2,148	2,170
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	5,476	5,783
[3,4]	Fannie Mae-Aces Series 2015-M8	2.344%	1/25/25	801	816
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	8,250	8,810
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	9,650	10,237
[3,4]	Fannie Mae-Aces Series 2016-M12	2.533%	9/25/26	9,400	9,971
[3,4]	Fannie Mae-Aces Series 2016-M13	2.566%	9/25/26	9,678	10,291
[3,4]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	3,309	3,363
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,560	3,811
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,525	3,767
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	7,900	8,406

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	5,150	5,488
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	1,267	1,301
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	2,457	2,573
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	14,000	14,758
[3,4]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	9,225	9,801
[3,4]	Fannie Mae-Aces Series 2017-M10	2.639%	7/25/24	4,235	4,427
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	5,100	5,651
[3,4]	Fannie Mae-Aces Series 2017-M12	3.181%	6/25/27	12,134	13,378
[3,4]	Fannie Mae-Aces Series 2017-M14	2.964%	11/25/27	4,065	4,437
[3,4]	Fannie Mae-Aces Series 2017-M15	3.196%	11/25/27	11,675	12,626
[3,4]	Fannie Mae-Aces Series 2017-M2	2.890%	2/25/27	7,291	7,899
[3,4]	Fannie Mae-Aces Series 2017-M3	2.559%	12/25/26	12,300	13,166
[3,4]	Fannie Mae-Aces Series 2017-M4	2.665%	12/25/26	10,498	11,248
[3,4]	Fannie Mae-Aces Series 2017-M5	3.276%	4/25/29	1,455	1,634
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	9,190	9,991
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	21,979	24,214
[3,4]	Fannie Mae-Aces Series 2018-M1	3.084%	12/25/27	570	627
[3,4]	Fannie Mae-Aces Series 2018-M10	3.482%	7/25/28	875	988
[3,4]	Fannie Mae-Aces Series 2018-M12	3.775%	8/25/30	15,800	18,478
[3,4]	Fannie Mae-Aces Series 2018-M13	3.820%	9/25/30	7,280	8,580
[3,4]	Fannie Mae-Aces Series 2018-M14	3.700%	8/25/28	9,025	10,370
[3,4]	Fannie Mae-Aces Series 2018-M2	2.999%	1/25/28	20,540	22,599
[3,4]	Fannie Mae-Aces Series 2018-M3	3.191%	2/25/30	3,700	4,169
[3,4]	Fannie Mae-Aces Series 2018-M4	3.147%	3/25/28	7,361	8,159
[3,4]	Fannie Mae-Aces Series 2018-M7	3.150%	3/25/28	4,100	4,542
[3,4]	Fannie Mae-Aces Series 2018-M8	3.436%	6/25/28	4,478	5,039
[3,4]	Fannie Mae-Aces Series 2019-M1	3.673%	9/25/28	13,565	15,492
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,825	27,205
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	11,000	11,773
[3,4]	Fannie Mae-Aces Series 2019-M2	3.749%	11/25/28	13,575	15,332
[3,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,645	8,169
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	15,300	16,400
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	9,700	11,349
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,325	9,367
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	10,950	12,264
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	4/25/29	13,035	14,396
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	11,955	12,530
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,080	20,609
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	3,700	3,786
[3,4]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	799
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,575	13,581
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	14,029
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	9,745
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,785	6,099
[3,4]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/30	7,725	7,569
[3,4]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	9,985	9,877
[3,4]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	16,650	16,624
[3,4]	Fannie Mae-Aces Series 2021-M13	1.659%	4/25/31	2,490	2,503
[3,4]	Fannie Mae-Aces Series 2021-M4	1.515%	2/25/31	47,775	47,549
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K017	2.873%	12/25/21	11,133	11,200
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K019	2.272%	3/25/22	4,987	5,038
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K020	2.373%	5/25/22	13,348	13,538

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K021	2.396%	6/25/22	8,200	8,321
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	571	582
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K026	2.510%	11/25/22	11,500	11,795
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	8,625	8,952
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	11,600	12,090
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	2.779%	9/25/22	833	839
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	11,425	11,924
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	11,806	12,377
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.016%	2/25/23	1,524	1,557
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	6,620	6,957
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	2.871%	2/25/23	3,746	3,845
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	12,875	13,458
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	10,633	11,206
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	12,800	13,490
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	400	425
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	575	614
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	802	817
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	5,625	6,017
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	830	852
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,500	2,685
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	1,960	2,038
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	26,370	28,369
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,600	10,328
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	904	930
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,520	34,520
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	863	885
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	5,600	6,017
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	4/25/48	2,042	2,104
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	4/25/48	5,800	6,232

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,800	6,280
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	1,009	1,049
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,450	4,846
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,350	12,346
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,850	4,156
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	6,961
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	4,516
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,653
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,819
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	8,043
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	5,680
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	10,022
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	10,102
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	5,486
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	8,865
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,600	19,551
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	20,360
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	18,084
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	17,241
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	19,476
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	5,840	6,444
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	3,902	4,328
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	8,707
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,875	15,434
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	8,822
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	12,364
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	5,106
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	7,902
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	11,726

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	7,985
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	33,104
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,500	14,490
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	6,036
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	27,572
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,789	3,101
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,090	11,785
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	19,143
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	26,739
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	17,389
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	11/25/51	26,795	30,933
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	16,228
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,202	1,323
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	12,769
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	14,714
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	11,478
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	10,958
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	3,553
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	11,826
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	20,348
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,550	13,862
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,600	13,807
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,925	11,767
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,540	19,841
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,680	12,653
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,600	17,900
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,400	16,620
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	13,659
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	2/25/52	20,545	21,763

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	3/25/53	4,105	4,232
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,400	18,194
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	6,725	6,752
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	8,275	8,330
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,877
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	9,768
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	10,636
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	13,574
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	13,243
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	17,633
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,513
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	12,350
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	11/25/53	1,368	1,350
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	11/25/53	7,850	7,875
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	606	597
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	7,835
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	2/25/54	24,050	24,273
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	11,819
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	18,482
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	22,513
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	13,450
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,000	2,992
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	21,930
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,876
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,200	14,742
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	4,803
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	12,158
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	27,864
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	11,141

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	13,126
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	9,645
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	17,875
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	4,189
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,025	22,366
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,957
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,903	3,004
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	10,980
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	16,769
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	9,144
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	1,500	1,718
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	2,175	2,542
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	4,820
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	10,663
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	3,505
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	4,626
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K717	2.991%	9/25/21	9,780	9,799
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	6,335	6,389
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K720	2.716%	6/25/22	4,550	4,622
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	1,006	1,017
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	4,650	4,813
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,800	10,286
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	16,500	17,408
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	7,011	7,373
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	14,700	15,541
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	18,050	19,212
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	50,325	53,851
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.452%	9/25/24	215	222
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	12,100	13,143

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	10,225	11,068
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,450	11,445
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	18,242
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	16,250	17,536
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	18,975	20,280
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,252
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	20,527
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	24,931
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	10,259
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	6,847
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	8,300	8,821
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	7,552
[3]	Fifth Third Auto Trust Series 2019-1	2.640%	12/15/23	3,555	3,593
[3]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	1,875	1,937
[3]	Ford Credit Auto Lease Trust Series 2019-A	2.980%	6/15/22	196	196
[3]	Ford Credit Auto Lease Trust Series 2020-B	0.620%	8/15/23	7,060	7,082
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	4,945	4,944
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,000	999
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	4,441	4,492
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	2,925	3,034
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	575	579
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	6,675	6,699
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,375	1,384
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	3,175	3,175
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,350	1,339
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	7,330	7,322
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	2,680	2,668
[3]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	14,510	14,899
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	9,275	9,713
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,575	9,028
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	11,735	11,793
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	1,860	1,862
[3]	GM Financial Automobile Leasing Trust Series 2019-2	2.720%	3/20/23	1,020	1,023
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	1,160	1,167

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	420	425
[3]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	775	779
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	21,895	21,936
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	775	777
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	400	401
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	4,675	4,666
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	700	698
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	2.810%	12/16/22	895	899
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	4,075	4,138
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.320%	6/17/24	1,075	1,110
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	4,220	4,267
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,265	1,299
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	7,025	7,042
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,175	1,178
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	4,975	4,976
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	685	680
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	3,761	3,754
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	11,300	11,199
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	2,735	2,740
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	850	852
[3]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	3,360	3,361
[3]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	840	839
[3]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	510	509
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	3,744	3,862
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,310	1,350
[3]	GS Mortgage Securities Trust Series 2012-GC6	3.482%	1/10/45	3,521	3,539
[3]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	805	814
[3]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	2,869	2,932
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	2,255	2,344
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	966	1,005

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	547	563
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	385	401
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	6,450	6,922
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	15,250	16,331
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	2,750	2,885
[3]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,606
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	823	854
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	130	130
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,350	1,456
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,282	6,820
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.648%	9/10/47	1,175	1,226
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,563	1,631
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	8,078
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,431
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	1,167
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,150	4,468
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	4,675	5,046
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	3,031	3,194
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,562
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,996	3,163
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	3,113	3,285
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,701
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,897
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	7,605
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	750	791
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,688
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,990
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	6,391
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,532

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	8,965	9,861
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	926
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	15,792
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	4,030
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	6,470
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	5,555
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	6,822
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	12,265	13,251
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	2,875	3,094
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,525	5,978
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,900	6,334
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,812
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,868
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	5,168
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	798
[3]	Honda Auto Receivables Owner Trust Series 2018-1	2.830%	5/15/24	2,297	2,299
[3]	Honda Auto Receivables Owner Trust Series 2018-2	3.010%	5/18/22	164	164
[3]	Honda Auto Receivables Owner Trust Series 2018-2	3.160%	8/19/24	2,050	2,067
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	4,946	5,008
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,360	1,398
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	5,045	5,115
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	765	782
[3]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	3,100	3,120
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	16,340	16,360
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	875	872
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	4,785	4,781
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,040	2,034
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	6,375	6,353
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.790%	7/15/22	11	11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	3,250	3,276
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	750	772
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	480	487
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	1,975	1,979
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	775	776
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	2,250	2,251
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	600	598
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	1,900	1,900
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	850	848
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	3,220	3,277
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	8,694	8,879
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	2,005	2,027
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	1,779	1,818
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,347	2,426
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,042	1,080
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	569	588
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	1,495	1,569
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	4,900	5,254
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,250	1,345
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.124%	12/15/46	1,250	1,335
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	6,766	7,017
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	1,725	1,765
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	2,045	2,196
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	3,132
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	9,853
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,286
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	4,065
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	3,249
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,982	2,080

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.175%	7/15/45	655	690
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	421	438
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	2,040	2,137
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	740	787
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	224	232
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	3,920	4,198
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	2,010	2,148
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	582	605
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,320	4,649
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	775	833
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.048%	1/15/47	1,162	1,240
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	18,760	20,183
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	771	829
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.960%	2/15/47	935	984
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	633	641
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	1,900	2,042
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	1,525	1,643
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	566	589
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	950	1,026
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	575	617
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	5,850	6,323
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,658
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,919	3,178
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,862
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	375	380
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,644
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,903
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	7,370
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	1,900	2,049

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	12,720	13,734
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	2,015
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,979
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	2,772	2,898
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.042%	10/15/48	1,050	1,091
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,203
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	2,228	2,333
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	3,143
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	2,808	2,933
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	3,956
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	2,036
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,394	1,474
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	14,650	16,017
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	3,610	3,810
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,872
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,882
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	2,554	2,698
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	12,171
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,543
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	1,032	1,046
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	9,701
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	3,073
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,379
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,405	15,353
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	10,342
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	911
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,769
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,313
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,145	3,381

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	14,826
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	4,369
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	3,118
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,950
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	13,748
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,250	1,433
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,485	13,504
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,791
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	2,950	2,972
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	1,250	1,270
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	480	481
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	3,425	3,425
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,425	1,422
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	2,750	2,749
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,175	1,174
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	1,950	1,957
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	400	402
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	2,890	2,934
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	3,007	3,067
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.217%	7/15/46	1,780	1,878
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.296%	8/15/46	990	1,037
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.496%	8/15/46	490	488
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	3.824%	10/15/46	329	340
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,360	3,591
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	2,200	2,354
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.909%	11/15/46	1,100	1,161
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	1,707	1,756
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	341	351
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	2,100	2,166

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,000	1,034
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	1,275	1,324
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	1,125	1,170
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	3,050	3,276
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.028%	2/15/47	1,150	1,240
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	447	465
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,875	3,091
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.493%	6/15/47	1,150	1,180
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,000	1,077
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.633%	10/15/47	1,150	1,237
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	1,391	1,451
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	3,275	3,526
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	1,282	1,328
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	6,650	7,110
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	1,500	1,603
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	2,946	3,080
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	2,950	3,154
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,966
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	830	868
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	8,650	9,479
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,965	5,435
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	3,365	3,532
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,575	5,016
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	2,008	2,113
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,625	2,854
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,583	1,674
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,387
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	2,272	2,371
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	7,619

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,456	1,532
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,671
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	7,773
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	10,143
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	9,299
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	3,364
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	7,196
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	4,205
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,884
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	5,824
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,000	1,112
[3,5]	Morgan Stanley Capital I Inc. Series 2021-L6	2.444%	6/15/54	4,275	4,403
[3,5]	Morgan Stanley Capital I Inc. Series 2021-L6	2.749%	6/15/54	750	772
[3,5]	Morgan Stanley Capital I Inc. Series 2021-L6	2.951%	6/15/54	450	463
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.244%	3/15/45	4,166	4,194
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	1,800	1,817
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,485
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,883
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,941
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	3,158
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	7,778
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	8,075
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	3,216
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	575	620
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	7,457
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,975	11,512
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	12,883
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,604
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	6,169

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,000	3,344
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	7,703
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,415	9,143
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	7,030
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,485	8,968
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,337
[3]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	2,100	2,114
[3]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	850	862
[3]	Nissan Auto Receivables Owner Trust Series 2017-B	1.950%	10/16/23	860	862
[3]	Nissan Auto Receivables Owner Trust Series 2018-A	2.890%	6/17/24	3,401	3,436
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	4,235	4,300
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,455	1,501
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.930%	7/15/24	7,000	7,083
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	1,650	1,701
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	1,550	1,570
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	2,250	2,257
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	600	604
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	5,640	5,621
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	2,650	2,639
[3]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	944	975
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	975	1,066
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,550
[3]	Santander Drive Auto Receivables Trust Series 2018-2	3.350%	7/17/23	175	175
[3]	Santander Drive Auto Receivables Trust Series 2018-3	3.510%	8/15/23	197	198
[3]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	2,175	2,282
[3]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	1,175	1,181
[3]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	1,575	1,592
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	1,575	1,579
[3]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,175	1,183
[3]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	1,190	1,194
[3]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	1,590	1,598

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	4,250	4,252
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	2,325	2,323
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	1,600	1,601
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	3,600	3,596
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,140	3,142
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	6,277
[3]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	2,820	2,877
[3]	Synchrony Card Issuance Trust Series 2018-A1	3.380%	9/15/24	12,425	12,505
[3]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	6,675	6,879
[3]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	12,300	13,018
[3]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	2,733	2,753
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	2.960%	9/15/22	789	793
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	900	916
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.660%	5/15/24	6,355	6,440
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	4,015	4,123
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	480	486
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	1,835	1,839
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	3,315	3,317
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	645	645
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	2,750	2,744
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,100	1,094
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	17,075	17,002
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,125	2,109
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	8,727
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,696
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	6,433
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,696
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,175	7,858
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	3,181

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,700	5,040
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	6,443
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,869
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	4,315
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	6,297
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	3,329
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	9,482
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,771
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	11,861
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	4,656
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,812	1,917
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	11,359
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	2,026
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	11,946
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	10,875
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,125	6,819
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,225	2,521
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	3,685
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	13,949
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	4,678
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,388
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	5,225
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	3,059
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,833
[3]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	10,200	10,462
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	2,870	2,958
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	4,765	4,938
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	700	724
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	22,500	22,448
[3]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	8,460	8,605

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	22,660	22,720
[3]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	1,450	1,452
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	534	536
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	850	862
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	1,200	1,209
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	4,389	4,484
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	462	481
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	12,090	13,014
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	400	416
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	974	1,016
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	788	793
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	3,725	4,013
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	11,702
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	2,768	2,876
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	2,220
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,588
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	8,383
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	1,126
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	2,996	3,132
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,364
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	932	1,006
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	3,301
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	3,145
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	775	807
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	4,535	4,868
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	2,008
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,195	1,266
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	2,206
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,955
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	219	219

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	1,884	1,943
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,606
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	5,483
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	2,603	2,758
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,990
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,714	8,341
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	9,405
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,249
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,773	1,866
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,604
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,584
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	3,098
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	1,475	1,544
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,425	1,511
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	3,239
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	3,275	3,425
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	5,654	6,073
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,010	1,119
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	18,091
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,966
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	7,900
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	4,278
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	4,291
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	6,534
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,731
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	11,186
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	5,240
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	11,111
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	16,912

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	13,933
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	2,395
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	9,436
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	14,932
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	12,158
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	19,989
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,150	5,994
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,450	11,977
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	6,841
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	9,624
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,600	1,716
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	4,018
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	8,912
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,975	5,428
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	4,635	4,912
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,626
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	2,006
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	4,896
[3]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	8,500	8,718
[3]	WFRBS Commercial Mortgage Trust Series 2012-C6	3.440%	4/15/45	1,848	1,856
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	3,511	3,572
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	2,200	2,212
[3]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	1,600	1,631
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	2,880	2,948
[3]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	2,389	2,459
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	1,018	1,054
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	495	515
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	2,154	2,235
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	421	437

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	3,250	3,400
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	1,725	1,796
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	250	258
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	2,640	2,788
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	660	695
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	721	749
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,520	1,630
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,530	2,722
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	357	370
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	925	985
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	725	771
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	725	775
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	7,268	7,833
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	375	403
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	5.024%	12/15/46	563	595
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	1,470	1,571
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.208%	3/15/46	375	397
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	257	267
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	463	476
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,450	1,564
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	475	503
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	445	464
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,458	1,508
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,150	1,241
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,220	1,312
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,123	1,190
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	3,000	3,231
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	7,572	8,192
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,294

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	1,364	1,431
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,251
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	868
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	858	916
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	2,235
[3]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	5,000	5,413
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	959	992
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	4,415	4,740
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	1,840	1,976
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	5,050	5,109
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,400	1,449
[3]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	2,225	2,258
[3]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	3,995	4,029
[3]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	1,275	1,299
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	1,950	1,958
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	425	428
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	2,150	2,155
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	775	776
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	2,435	2,430
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	675	671
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	4,015	4,007
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	3,900	3,910
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	775	776
[3]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	575	576
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,966,304)					6,228,001
Corporate Bonds (28.7%)
Communications (2.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,000	8,807
	Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,873
	Activision Blizzard Inc.	1.350%	9/15/30	3,800	3,559
	Activision Blizzard Inc.	4.500%	6/15/47	3,930	4,903
	Activision Blizzard Inc.	2.500%	9/15/50	13,100	11,775
	Alphabet Inc.	0.450%	8/15/25	9,500	9,399

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	1.998%	8/15/26	7,675	8,031
	Alphabet Inc.	0.800%	8/15/27	12,295	11,942
	Alphabet Inc.	1.100%	8/15/30	20,600	19,568
	Alphabet Inc.	1.900%	8/15/40	18,000	16,386
	Alphabet Inc.	2.050%	8/15/50	24,100	21,330
	Alphabet Inc.	2.250%	8/15/60	18,000	15,944
	America Movil SAB de CV	3.125%	7/16/22	13,640	14,011
	America Movil SAB de CV	3.625%	4/22/29	7,600	8,390
	America Movil SAB de CV	2.875%	5/7/30	6,200	6,535
	America Movil SAB de CV	6.375%	3/1/35	8,615	12,338
	America Movil SAB de CV	6.125%	11/15/37	2,850	3,953
	America Movil SAB de CV	6.125%	3/30/40	18,536	26,276
	America Movil SAB de CV	4.375%	7/16/42	9,925	11,953
	America Movil SAB de CV	4.375%	4/22/49	22,780	28,143
	AT&T Inc.	4.050%	12/15/23	4,340	4,707
	AT&T Inc.	0.900%	3/25/24	20,000	20,043
	AT&T Inc.	4.450%	4/1/24	12,219	13,351
	AT&T Inc.	3.950%	1/15/25	3,190	3,523
	AT&T Inc.	3.400%	5/15/25	21,699	23,644
	AT&T Inc.	3.600%	7/15/25	13,800	15,136
	AT&T Inc.	4.125%	2/17/26	25,836	29,035
	AT&T Inc.	1.700%	3/25/26	30,900	31,232
	AT&T Inc.	3.800%	2/15/27	17,926	19,996
	AT&T Inc.	4.250%	3/1/27	16,658	18,908
	AT&T Inc.	2.300%	6/1/27	22,330	23,109
	AT&T Inc.	1.650%	2/1/28	22,950	22,779
[3]	AT&T Inc.	4.100%	2/15/28	15,722	17,930
	AT&T Inc.	4.350%	3/1/29	31,933	36,963
[3]	AT&T Inc.	4.300%	2/15/30	33,031	38,190
	AT&T Inc.	2.750%	6/1/31	30,160	31,354
	AT&T Inc.	2.250%	2/1/32	33,500	32,927
[3,7]	AT&T Inc.	2.550%	12/1/33	39,570	39,219
	AT&T Inc.	4.500%	5/15/35	21,975	25,789
	AT&T Inc.	5.250%	3/1/37	17,720	22,351
	AT&T Inc.	4.900%	8/15/37	15,625	19,228
	AT&T Inc.	4.850%	3/1/39	9,600	11,671
	AT&T Inc.	5.350%	9/1/40	28,553	36,776
	AT&T Inc.	3.500%	6/1/41	25,600	26,648
	AT&T Inc.	5.550%	8/15/41	2,050	2,703
	AT&T Inc.	5.150%	3/15/42	10,734	13,462
	AT&T Inc.	4.900%	6/15/42	13,315	16,218
	AT&T Inc.	4.300%	12/15/42	16,890	19,237
	AT&T Inc.	3.100%	2/1/43	22,000	21,567
	AT&T Inc.	4.650%	6/1/44	9,105	10,714
	AT&T Inc.	4.350%	6/15/45	15,749	17,994
	AT&T Inc.	4.750%	5/15/46	30,443	36,985
[3]	AT&T Inc.	5.150%	11/15/46	6,241	7,994
	AT&T Inc.	5.450%	3/1/47	17,545	23,152
	AT&T Inc.	4.500%	3/9/48	19,763	23,279
	AT&T Inc.	4.550%	3/9/49	10,065	11,813
	AT&T Inc.	5.150%	2/15/50	14,600	18,889
	AT&T Inc.	3.650%	6/1/51	31,600	33,025
	AT&T Inc.	3.300%	2/1/52	22,200	21,622
[3,7]	AT&T Inc.	3.500%	9/15/53	79,396	79,628
[3,7]	AT&T Inc.	3.550%	9/15/55	79,900	80,062

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	AT&T Inc.	3.800%	12/1/57	61,534	64,303
[3,7]	AT&T Inc.	3.650%	9/15/59	69,707	70,622
	AT&T Inc.	3.850%	6/1/60	15,844	16,713
	AT&T Inc.	3.500%	2/1/61	13,200	12,939
	Baidu Inc.	2.875%	7/6/22	9,875	10,086
	Baidu Inc.	3.500%	11/28/22	7,325	7,602
	Baidu Inc.	3.875%	9/29/23	8,400	8,930
	Baidu Inc.	4.375%	5/14/24	17,300	18,884
	Baidu Inc.	3.075%	4/7/25	800	847
	Baidu Inc.	4.125%	6/30/25	100	110
	Baidu Inc.	1.720%	4/9/26	9,000	9,101
	Baidu Inc.	3.625%	7/6/27	5,375	5,933
	Baidu Inc.	4.375%	3/29/28	4,025	4,577
	Baidu Inc.	4.875%	11/14/28	2,400	2,839
	Baidu Inc.	3.425%	4/7/30	650	705
	Baidu Inc.	2.375%	10/9/30	3,000	3,010
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	5,000	6,065
	Booking Holdings Inc.	2.750%	3/15/23	2,275	2,362
	Booking Holdings Inc.	3.650%	3/15/25	7,850	8,586
	Booking Holdings Inc.	3.600%	6/1/26	11,245	12,466
	Booking Holdings Inc.	3.550%	3/15/28	170	190
	Booking Holdings Inc.	4.625%	4/13/30	15,100	18,064
	British Telecommunications plc	4.500%	12/4/23	5,150	5,604
	British Telecommunications plc	5.125%	12/4/28	7,000	8,348
	British Telecommunications plc	9.625%	12/15/30	28,483	44,169
	Charter Communications Operating LLC	4.464%	7/23/22	32,000	33,124
[3]	Charter Communications Operating LLC	4.500%	2/1/24	19,655	21,409
	Charter Communications Operating LLC	4.908%	7/23/25	42,042	47,670
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	29,062
	Charter Communications Operating LLC	4.200%	3/15/28	12,250	13,857
	Charter Communications Operating LLC	5.050%	3/30/29	15,917	18,815
	Charter Communications Operating LLC	2.800%	4/1/31	13,655	13,969
	Charter Communications Operating LLC	2.300%	2/1/32	11,000	10,594
	Charter Communications Operating LLC	6.384%	10/23/35	21,400	28,678
	Charter Communications Operating LLC	5.375%	4/1/38	8,925	10,993
	Charter Communications Operating LLC	3.500%	6/1/41	20,000	20,136
	Charter Communications Operating LLC	6.484%	10/23/45	31,034	42,833
	Charter Communications Operating LLC	5.375%	5/1/47	23,009	28,214
	Charter Communications Operating LLC	5.750%	4/1/48	25,850	32,988
	Charter Communications Operating LLC	5.125%	7/1/49	10,300	12,303
	Charter Communications Operating LLC	4.800%	3/1/50	28,360	32,674
	Charter Communications Operating LLC	3.700%	4/1/51	20,550	20,451
	Charter Communications Operating LLC	3.900%	6/1/52	25,300	25,745
	Charter Communications Operating LLC	6.834%	10/23/55	5,425	8,000
	Charter Communications Operating LLC	3.850%	4/1/61	28,000	27,524
	Charter Communications Operating LLC	4.400%	12/1/61	14,200	15,273
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,335
	Comcast Corp.	3.600%	3/1/24	4,475	4,832
	Comcast Corp.	3.700%	4/15/24	10,000	10,839
	Comcast Corp.	3.375%	2/15/25	10,866	11,792
	Comcast Corp.	3.100%	4/1/25	6,395	6,899
	Comcast Corp.	3.375%	8/15/25	29,213	31,887
	Comcast Corp.	3.950%	10/15/25	27,650	30,946

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	3.150%	3/1/26	13,800	15,017
Comcast Corp.	2.350%	1/15/27	29,515	30,974
Comcast Corp.	3.300%	2/1/27	34,195	37,543
Comcast Corp.	3.300%	4/1/27	6,000	6,615
Comcast Corp.	3.150%	2/15/28	21,300	23,357
Comcast Corp.	3.550%	5/1/28	7,027	7,863
Comcast Corp.	4.150%	10/15/28	39,692	45,960
Comcast Corp.	2.650%	2/1/30	21,500	22,622
Comcast Corp.	3.400%	4/1/30	18,955	20,935
Comcast Corp.	4.250%	10/15/30	16,075	18,904
Comcast Corp.	1.950%	1/15/31	16,866	16,624
Comcast Corp.	1.500%	2/15/31	9,100	8,622
Comcast Corp.	4.250%	1/15/33	17,335	20,640
Comcast Corp.	7.050%	3/15/33	2,200	3,196
Comcast Corp.	4.200%	8/15/34	10,900	12,884
Comcast Corp.	5.650%	6/15/35	6,890	9,323
Comcast Corp.	4.400%	8/15/35	17,305	20,842
Comcast Corp.	6.500%	11/15/35	13,950	20,299
Comcast Corp.	3.200%	7/15/36	9,475	10,144
Comcast Corp.	6.450%	3/15/37	8,723	12,676
Comcast Corp.	6.950%	8/15/37	6,748	10,282
Comcast Corp.	3.900%	3/1/38	11,000	12,614
Comcast Corp.	6.400%	5/15/38	5,604	8,253
Comcast Corp.	4.600%	10/15/38	31,065	38,506
Comcast Corp.	6.550%	7/1/39	4,779	7,136
Comcast Corp.	3.250%	11/1/39	16,000	17,026
Comcast Corp.	6.400%	3/1/40	6,325	9,387
Comcast Corp.	3.750%	4/1/40	20,050	22,669
Comcast Corp.	4.650%	7/15/42	16,336	20,643
Comcast Corp.	4.500%	1/15/43	6,150	7,622
Comcast Corp.	4.750%	3/1/44	5,550	7,106
Comcast Corp.	4.600%	8/15/45	18,092	22,733
Comcast Corp.	3.400%	7/15/46	23,423	25,026
Comcast Corp.	4.000%	8/15/47	10,675	12,411
Comcast Corp.	3.969%	11/1/47	25,986	30,315
Comcast Corp.	4.000%	3/1/48	9,125	10,679
Comcast Corp.	4.700%	10/15/48	27,772	36,006
Comcast Corp.	3.999%	11/1/49	24,111	28,396
Comcast Corp.	3.450%	2/1/50	15,950	17,278
Comcast Corp.	2.800%	1/15/51	17,225	16,577
Comcast Corp.	2.450%	8/15/52	22,375	20,200
Comcast Corp.	4.049%	11/1/52	20,932	24,908
Comcast Corp.	4.950%	10/15/58	27,478	38,017
Comcast Corp.	2.650%	8/15/62	13,725	12,526
Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	71,376
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,623
Discovery Communications LLC	2.950%	3/20/23	12,900	13,421
Discovery Communications LLC	3.800%	3/13/24	3,765	4,037
Discovery Communications LLC	3.900%	11/15/24	5,525	5,994
Discovery Communications LLC	3.450%	3/15/25	7,161	7,688
Discovery Communications LLC	3.950%	6/15/25	4,768	5,228
Discovery Communications LLC	4.900%	3/11/26	9,000	10,283
Discovery Communications LLC	3.950%	3/20/28	21,714	24,176
Discovery Communications LLC	4.125%	5/15/29	9,900	11,118
Discovery Communications LLC	3.625%	5/15/30	11,650	12,719

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Discovery Communications LLC	5.000%	9/20/37	5,350	6,479
Discovery Communications LLC	6.350%	6/1/40	8,215	11,362
Discovery Communications LLC	4.875%	4/1/43	11,665	13,976
Discovery Communications LLC	5.200%	9/20/47	18,854	23,485
Discovery Communications LLC	5.300%	5/15/49	8,185	10,322
Discovery Communications LLC	4.650%	5/15/50	13,835	16,193
Discovery Communications LLC	4.000%	9/15/55	19,185	20,290
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,560
Electronic Arts Inc.	1.850%	2/15/31	8,500	8,219
Electronic Arts Inc.	2.950%	2/15/51	8,500	8,322
Expedia Group Inc.	3.600%	12/15/23	1,000	1,062
Expedia Group Inc.	5.000%	2/15/26	8,955	10,219
Expedia Group Inc.	4.625%	8/1/27	7,000	7,909
Expedia Group Inc.	3.800%	2/15/28	7,958	8,669
Expedia Group Inc.	3.250%	2/15/30	14,355	14,997
Expedia Group Inc.	2.950%	3/15/31	9,800	9,971
Fox Corp.	3.666%	1/25/22	5,580	5,686
Fox Corp.	4.030%	1/25/24	15,984	17,316
Fox Corp.	3.050%	4/7/25	11,105	11,888
Fox Corp.	4.709%	1/25/29	21,325	25,055
Fox Corp.	3.500%	4/8/30	6,648	7,327
Fox Corp.	5.476%	1/25/39	15,500	20,041
Fox Corp.	5.576%	1/25/49	19,020	25,685
Grupo Televisa SAB	6.625%	3/18/25	2,025	2,402
Grupo Televisa SAB	4.625%	1/30/26	5,420	6,024
Grupo Televisa SAB	8.500%	3/11/32	275	407
Grupo Televisa SAB	6.625%	1/15/40	4,845	6,690
Grupo Televisa SAB	5.000%	5/13/45	20,160	24,034
Grupo Televisa SAB	6.125%	1/31/46	4,800	6,586
Grupo Televisa SAB	5.250%	5/24/49	9,000	11,307
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,660	5,074
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	3,352
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	6,276
Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,300	4,313
Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	5,171
Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,300	8,438
Koninklijke KPN NV	8.375%	10/1/30	5,000	7,080
NBCUniversal Media LLC	6.400%	4/30/40	6,370	9,508
NBCUniversal Media LLC	5.950%	4/1/41	5,644	8,146
NBCUniversal Media LLC	4.450%	1/15/43	4,500	5,523
Omnicom Group Inc.	3.650%	11/1/24	7,375	8,007
Omnicom Group Inc.	3.600%	4/15/26	14,726	16,256
Omnicom Group Inc.	2.450%	4/30/30	9,663	9,815
Omnicom Group Inc.	4.200%	6/1/30	4,900	5,658
Omnicom Group Inc.	2.600%	8/1/31	9,000	9,153
Orange SA	9.000%	3/1/31	26,215	41,297
Orange SA	5.375%	1/13/42	11,690	15,779
Orange SA	5.500%	2/6/44	9,815	13,663
Rogers Communications Inc.	3.000%	3/15/23	5,000	5,178
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,841
Rogers Communications Inc.	3.625%	12/15/25	6,435	7,107
Rogers Communications Inc.	2.900%	11/15/26	1,500	1,605
Rogers Communications Inc.	7.500%	8/15/38	300	456
Rogers Communications Inc.	4.500%	3/15/43	7,615	8,871
Rogers Communications Inc.	5.450%	10/1/43	4,000	5,269

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rogers Communications Inc.	5.000%	3/15/44	5,000	6,254
	Rogers Communications Inc.	4.300%	2/15/48	4,850	5,609
	Rogers Communications Inc.	4.350%	5/1/49	16,050	18,892
	Rogers Communications Inc.	3.700%	11/15/49	6,151	6,549
	TCI Communications Inc.	7.875%	2/15/26	4,775	6,165
	TCI Communications Inc.	7.125%	2/15/28	725	969
	Telefonica Emisiones SA	4.570%	4/27/23	5,875	6,292
	Telefonica Emisiones SA	4.103%	3/8/27	17,075	19,221
	Telefonica Emisiones SA	7.045%	6/20/36	22,699	32,675
	Telefonica Emisiones SA	4.665%	3/6/38	11,270	13,259
	Telefonica Emisiones SA	5.213%	3/8/47	24,482	30,649
	Telefonica Emisiones SA	4.895%	3/6/48	17,318	20,713
	Telefonica Emisiones SA	5.520%	3/1/49	15,095	19,617
	Telefonica Europe BV	8.250%	9/15/30	8,362	12,243
	TELUS Corp.	2.800%	2/16/27	8,525	9,105
	TELUS Corp.	4.300%	6/15/49	5,995	7,235
[3,7]	Tencent Holdings Ltd.	3.240%	6/3/50	1,340	1,306
[3]	Tencent Holdings Ltd.	3.240%	6/3/50	1,000	975
	Tencent Music Entertainment Group	2.000%	9/3/30	3,630	3,499
	Thomson Reuters Corp.	4.300%	11/23/23	6,515	7,024
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,781
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	4,061
	Thomson Reuters Corp.	5.850%	4/15/40	4,111	5,680
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,694
	Time Warner Cable LLC	6.550%	5/1/37	14,905	20,266
	Time Warner Cable LLC	7.300%	7/1/38	15,248	22,188
	Time Warner Cable LLC	6.750%	6/15/39	18,117	25,364
	Time Warner Cable LLC	5.875%	11/15/40	15,510	20,016
	Time Warner Cable LLC	5.500%	9/1/41	17,070	21,226
	Time Warner Cable LLC	4.500%	9/15/42	14,785	16,484
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,000	9,040
	Time Warner Entertainment Co. LP	8.375%	7/15/33	6,275	9,522
	T-Mobile USA Inc.	3.500%	4/15/25	30,500	33,076
	T-Mobile USA Inc.	1.500%	2/15/26	10,073	10,143
	T-Mobile USA Inc.	3.750%	4/15/27	53,247	58,843
	T-Mobile USA Inc.	2.050%	2/15/28	20,456	20,729
	T-Mobile USA Inc.	3.875%	4/15/30	70,215	78,373
	T-Mobile USA Inc.	2.550%	2/15/31	24,278	24,555
	T-Mobile USA Inc.	2.250%	11/15/31	10,000	9,848
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	37,803
	T-Mobile USA Inc.	3.000%	2/15/41	29,210	28,886
	T-Mobile USA Inc.	4.500%	4/15/50	30,880	36,735
	T-Mobile USA Inc.	3.300%	2/15/51	32,337	32,222
	T-Mobile USA Inc.	3.600%	11/15/60	13,500	13,783
[3]	TWDC Enterprises 18 Corp.	2.450%	3/4/22	8,125	8,246
[3]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	2,300	2,363
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	6,309
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	16,972
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	21,339
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	272
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	7,625	10,949
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	4,310	5,313
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	13,982
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	9,298
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	4,000	4,818

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	3,080
	VeriSign Inc.	2.700%	6/15/31	6,000	6,089
	Verizon Communications Inc.	0.750%	3/22/24	15,500	15,567
	Verizon Communications Inc.	3.500%	11/1/24	14,841	16,059
	Verizon Communications Inc.	3.376%	2/15/25	25,564	27,774
	Verizon Communications Inc.	0.850%	11/20/25	18,525	18,299
	Verizon Communications Inc.	1.450%	3/20/26	29,500	29,773
	Verizon Communications Inc.	2.625%	8/15/26	23,025	24,462
	Verizon Communications Inc.	4.125%	3/16/27	31,725	36,107
	Verizon Communications Inc.	3.000%	3/22/27	11,000	11,830
	Verizon Communications Inc.	2.100%	3/22/28	31,200	31,861
	Verizon Communications Inc.	4.329%	9/21/28	43,139	50,140
	Verizon Communications Inc.	4.016%	12/3/29	39,471	45,277
	Verizon Communications Inc.	3.150%	3/22/30	37,595	40,548
	Verizon Communications Inc.	1.500%	9/18/30	7,500	7,158
	Verizon Communications Inc.	1.680%	10/30/30	16,168	15,446
	Verizon Communications Inc.	1.750%	1/20/31	22,075	21,155
	Verizon Communications Inc.	2.550%	3/21/31	45,000	46,042
	Verizon Communications Inc.	4.500%	8/10/33	32,244	38,584
	Verizon Communications Inc.	4.400%	11/1/34	32,782	39,090
	Verizon Communications Inc.	4.272%	1/15/36	29,943	35,714
	Verizon Communications Inc.	5.250%	3/16/37	26,230	34,599
	Verizon Communications Inc.	4.812%	3/15/39	17,935	22,741
	Verizon Communications Inc.	2.650%	11/20/40	34,500	33,286
	Verizon Communications Inc.	3.400%	3/22/41	41,825	44,302
	Verizon Communications Inc.	4.125%	8/15/46	14,730	17,300
	Verizon Communications Inc.	4.862%	8/21/46	48,009	62,017
	Verizon Communications Inc.	4.522%	9/15/48	40,867	50,447
	Verizon Communications Inc.	5.012%	4/15/49	11,431	15,125
	Verizon Communications Inc.	4.000%	3/22/50	12,350	14,213
	Verizon Communications Inc.	2.875%	11/20/50	29,000	27,694
	Verizon Communications Inc.	3.550%	3/22/51	57,000	60,908
	Verizon Communications Inc.	4.672%	3/15/55	24,470	31,616
	Verizon Communications Inc.	2.987%	10/30/56	43,605	40,999
	Verizon Communications Inc.	3.000%	11/20/60	21,000	19,716
	Verizon Communications Inc.	3.700%	3/22/61	39,500	42,365
	ViacomCBS Inc.	3.875%	4/1/24	5,388	5,793
	ViacomCBS Inc.	3.700%	8/15/24	17,225	18,594
	ViacomCBS Inc.	3.500%	1/15/25	5,196	5,587
	ViacomCBS Inc.	4.750%	5/15/25	21,000	23,759
	ViacomCBS Inc.	4.000%	1/15/26	7,225	8,036
	ViacomCBS Inc.	2.900%	1/15/27	17,869	19,001
	ViacomCBS Inc.	3.375%	2/15/28	4,150	4,542
	ViacomCBS Inc.	3.700%	6/1/28	4,019	4,473
	ViacomCBS Inc.	4.200%	6/1/29	4,000	4,602
	ViacomCBS Inc.	4.950%	1/15/31	20,150	24,324
	ViacomCBS Inc.	4.200%	5/19/32	17,670	20,387
	ViacomCBS Inc.	5.500%	5/15/33	5,200	6,620
	ViacomCBS Inc.	6.875%	4/30/36	10,910	15,661
	ViacomCBS Inc.	5.900%	10/15/40	3,375	4,499
	ViacomCBS Inc.	4.850%	7/1/42	10,293	12,629
	ViacomCBS Inc.	4.375%	3/15/43	16,940	19,555
	ViacomCBS Inc.	5.850%	9/1/43	15,499	21,229
	ViacomCBS Inc.	5.250%	4/1/44	800	1,023
	ViacomCBS Inc.	4.900%	8/15/44	6,115	7,432

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ViacomCBS Inc.	4.600%	1/15/45	1,400	1,665
ViacomCBS Inc.	4.950%	5/19/50	13,000	16,427
Vodafone Group plc	3.750%	1/16/24	16,625	18,001
Vodafone Group plc	4.125%	5/30/25	16,425	18,335
Vodafone Group plc	4.375%	5/30/28	35,955	41,825
Vodafone Group plc	7.875%	2/15/30	1,163	1,664
Vodafone Group plc	6.250%	11/30/32	5,145	6,945
Vodafone Group plc	6.150%	2/27/37	6,136	8,499
Vodafone Group plc	5.000%	5/30/38	21,219	26,728
Vodafone Group plc	4.375%	2/19/43	14,255	16,635
Vodafone Group plc	5.250%	5/30/48	28,504	37,364
Vodafone Group plc	4.875%	6/19/49	22,749	28,685
Vodafone Group plc	4.250%	9/17/50	17,915	20,854
Vodafone Group plc	5.125%	6/19/59	5,750	7,504
Walt Disney Co.	3.000%	9/15/22	23,079	23,812
Walt Disney Co.	1.750%	8/30/24	16,120	16,656
Walt Disney Co.	3.700%	9/15/24	10,326	11,235
Walt Disney Co.	3.350%	3/24/25	18,990	20,652
Walt Disney Co.	3.700%	10/15/25	8,810	9,734
Walt Disney Co.	1.750%	1/13/26	19,250	19,793
Walt Disney Co.	3.375%	11/15/26	8,225	9,071
Walt Disney Co.	3.700%	3/23/27	4,000	4,493
Walt Disney Co.	2.200%	1/13/28	10,400	10,777
Walt Disney Co.	2.000%	9/1/29	22,517	22,738
Walt Disney Co.	3.800%	3/22/30	12,585	14,381
Walt Disney Co.	2.650%	1/13/31	28,775	30,220
Walt Disney Co.	6.550%	3/15/33	2,415	3,428
Walt Disney Co.	6.200%	12/15/34	9,795	13,801
Walt Disney Co.	6.400%	12/15/35	13,125	19,222
Walt Disney Co.	6.150%	3/1/37	14,208	20,255
Walt Disney Co.	6.650%	11/15/37	6,876	10,393
Walt Disney Co.	4.625%	3/23/40	7,010	8,907
Walt Disney Co.	3.500%	5/13/40	19,033	21,207
Walt Disney Co.	5.400%	10/1/43	6,133	8,563
Walt Disney Co.	4.750%	9/15/44	11,795	15,360
Walt Disney Co.	4.950%	10/15/45	2,050	2,747
Walt Disney Co.	4.750%	11/15/46	6,268	8,159
Walt Disney Co.	2.750%	9/1/49	14,900	14,674
Walt Disney Co.	4.700%	3/23/50	17,545	23,418
Walt Disney Co.	3.600%	1/13/51	27,875	31,594
Walt Disney Co.	3.800%	5/13/60	15,783	18,552
Weibo Corp.	3.500%	7/5/24	8,375	8,830
Weibo Corp.	3.375%	7/8/30	8,565	8,805
WPP Finance 2010	3.625%	9/7/22	4,400	4,559
WPP Finance 2010	3.750%	9/19/24	8,615	9,381
				6,615,311
Consumer Discretionary (1.8%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,800	13,194
Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,881
Alibaba Group Holding Ltd.	3.600%	11/28/24	22,485	24,438
Alibaba Group Holding Ltd.	3.400%	12/6/27	22,773	24,879
Alibaba Group Holding Ltd.	2.125%	2/9/31	12,678	12,464
Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	6,664
Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	12,069
Alibaba Group Holding Ltd.	2.700%	2/9/41	5,550	5,320

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alibaba Group Holding Ltd.	4.200%	12/6/47	19,375	22,357
	Alibaba Group Holding Ltd.	3.150%	2/9/51	16,144	15,884
	Alibaba Group Holding Ltd.	4.400%	12/6/57	9,000	10,819
	Alibaba Group Holding Ltd.	3.250%	2/9/61	10,654	10,316
	Amazon.com Inc.	2.500%	11/29/22	8,505	8,730
	Amazon.com Inc.	2.400%	2/22/23	16,319	16,853
	Amazon.com Inc.	0.250%	5/12/23	10,000	10,003
	Amazon.com Inc.	0.400%	6/3/23	16,815	16,851
	Amazon.com Inc.	0.450%	5/12/24	26,580	26,528
	Amazon.com Inc.	2.800%	8/22/24	2,000	2,129
	Amazon.com Inc.	3.800%	12/5/24	5,049	5,555
	Amazon.com Inc.	0.800%	6/3/25	10,160	10,180
	Amazon.com Inc.	5.200%	12/3/25	11,460	13,446
	Amazon.com Inc.	1.000%	5/12/26	24,000	24,008
	Amazon.com Inc.	1.200%	6/3/27	24,193	24,068
	Amazon.com Inc.	3.150%	8/22/27	35,883	39,644
	Amazon.com Inc.	1.650%	5/12/28	29,000	29,234
	Amazon.com Inc.	1.500%	6/3/30	21,125	20,700
	Amazon.com Inc.	2.100%	5/12/31	32,000	32,539
	Amazon.com Inc.	4.800%	12/5/34	14,670	18,897
	Amazon.com Inc.	3.875%	8/22/37	28,490	33,915
	Amazon.com Inc.	2.875%	5/12/41	25,000	25,810
	Amazon.com Inc.	4.950%	12/5/44	14,326	19,448
	Amazon.com Inc.	4.050%	8/22/47	38,830	47,342
	Amazon.com Inc.	2.500%	6/3/50	25,355	23,948
	Amazon.com Inc.	3.100%	5/12/51	36,000	37,843
	Amazon.com Inc.	4.250%	8/22/57	21,475	27,478
	Amazon.com Inc.	2.700%	6/3/60	21,300	20,296
	Amazon.com Inc.	3.250%	5/12/61	22,000	23,290
[3]	American Honda Finance Corp.	0.400%	10/21/22	2,000	2,003
[3]	American Honda Finance Corp.	2.600%	11/16/22	4,865	5,019
[3]	American Honda Finance Corp.	1.950%	5/10/23	21,100	21,702
[3]	American Honda Finance Corp.	0.875%	7/7/23	12,300	12,409
[3]	American Honda Finance Corp.	3.450%	7/14/23	4,130	4,383
[3]	American Honda Finance Corp.	0.650%	9/8/23	15,826	15,897
[3]	American Honda Finance Corp.	3.625%	10/10/23	4,175	4,473
[3]	American Honda Finance Corp.	2.900%	2/16/24	6,400	6,779
[3]	American Honda Finance Corp.	2.400%	6/27/24	4,300	4,519
[3]	American Honda Finance Corp.	0.550%	7/12/24	10,000	9,965
[3]	American Honda Finance Corp.	2.150%	9/10/24	6,000	6,271
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,000	5,040
[3]	American Honda Finance Corp.	1.000%	9/10/25	6,000	6,000
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,899
[3]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,542
[3]	American Honda Finance Corp.	2.000%	3/24/28	7,700	7,900
[3]	American Honda Finance Corp.	1.800%	1/13/31	11,400	11,249
[3]	American University	3.672%	4/1/49	4,805	5,511
	Aptiv Corp.	4.150%	3/15/24	8,355	9,059
	Aptiv plc	4.250%	1/15/26	2,550	2,881
	Aptiv plc	4.350%	3/15/29	1,400	1,614
	Aptiv plc	4.400%	10/1/46	4,825	5,633
	Aptiv plc	5.400%	3/15/49	3,890	5,281
	AutoNation Inc.	3.500%	11/15/24	2,300	2,475
	AutoNation Inc.	4.500%	10/1/25	9,905	11,007
	AutoNation Inc.	3.800%	11/15/27	6,075	6,658

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	2.875%	1/15/23	3,155	3,252
	AutoZone Inc.	3.125%	4/18/24	3,950	4,205
	AutoZone Inc.	3.250%	4/15/25	13,519	14,548
	AutoZone Inc.	3.625%	4/15/25	9,220	10,086
	AutoZone Inc.	3.125%	4/21/26	5,200	5,647
	AutoZone Inc.	3.750%	6/1/27	5,600	6,262
	AutoZone Inc.	3.750%	4/18/29	9,657	10,772
	AutoZone Inc.	4.000%	4/15/30	15,250	17,348
	AutoZone Inc.	1.650%	1/15/31	5,500	5,234
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	10,433
	Best Buy Co. Inc.	1.950%	10/1/30	7,000	6,780
	Block Financial LLC	5.500%	11/1/22	5,000	5,200
	Block Financial LLC	5.250%	10/1/25	13,075	14,856
	Block Financial LLC	2.500%	7/15/28	2,000	2,008
	Block Financial LLC	3.875%	8/15/30	6,950	7,515
	BorgWarner Inc.	3.375%	3/15/25	2,788	3,016
	BorgWarner Inc.	2.650%	7/1/27	1,000	1,060
	BorgWarner Inc.	4.375%	3/15/45	4,115	4,765
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	4,650	4,990
[3]	California Endowment	2.498%	4/1/51	1,675	1,608
	California Institute of Technology	4.321%	8/1/45	1,606	2,049
	California Institute of Technology	4.700%	11/1/11	5,575	7,899
	California Institute of Technology	3.650%	9/1/19	7,704	8,709
	Choice Hotels International Inc.	3.700%	1/15/31	2,650	2,869
	Cleveland Clinic Foundation	4.858%	1/1/14	3,615	5,094
[3,7]	Daimler Finance North America LLC	0.750%	3/1/24	4,000	3,998
[3,7]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,039
	Daimler Finance North America LLC	8.500%	1/18/31	8,820	13,356
[3,7]	Daimler Finance North America LLC	2.450%	3/2/31	4,000	4,095
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,747
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	4,522
	DR Horton Inc.	4.375%	9/15/22	9,706	10,061
	DR Horton Inc.	4.750%	2/15/23	3,675	3,885
	DR Horton Inc.	5.750%	8/15/23	4,050	4,427
	DR Horton Inc.	2.500%	10/15/24	5,030	5,275
	DR Horton Inc.	2.600%	10/15/25	4,410	4,648
	DR Horton Inc.	1.400%	10/15/27	2,000	1,959
[3]	Duke University	2.682%	10/1/44	5,500	5,634
[3]	Duke University	2.757%	10/1/50	1,000	1,035
[3]	Duke University	2.832%	10/1/55	10,650	11,100
	eBay Inc.	2.750%	1/30/23	7,400	7,664
	eBay Inc.	3.450%	8/1/24	2,502	2,687
	eBay Inc.	1.900%	3/11/25	15,879	16,420
	eBay Inc.	1.400%	5/10/26	7,900	7,921
	eBay Inc.	3.600%	6/5/27	10,250	11,393
	eBay Inc.	2.700%	3/11/30	25,295	26,313
	eBay Inc.	2.600%	5/10/31	7,900	8,040
	eBay Inc.	4.000%	7/15/42	7,836	8,791
	eBay Inc.	3.650%	5/10/51	10,825	11,472
[3]	Emory University	2.143%	9/1/30	6,300	6,439
[3]	Emory University	2.969%	9/1/50	1,800	1,886
[3]	Ford Foundation	2.415%	6/1/50	2,745	2,640
[3]	Ford Foundation	2.815%	6/1/70	8,638	8,689
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,452

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,794
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,802	6,249
	General Motors Co.	4.875%	10/2/23	23,293	25,355
	General Motors Co.	5.400%	10/2/23	11,000	12,109
	General Motors Co.	4.000%	4/1/25	11,564	12,707
	General Motors Co.	6.125%	10/1/25	32,763	38,784
	General Motors Co.	4.200%	10/1/27	6,794	7,581
	General Motors Co.	6.800%	10/1/27	10,888	13,707
	General Motors Co.	5.000%	10/1/28	6,075	7,122
	General Motors Co.	5.000%	4/1/35	7,731	9,335
	General Motors Co.	6.600%	4/1/36	7,436	10,173
	General Motors Co.	5.150%	4/1/38	11,779	14,338
	General Motors Co.	6.250%	10/2/43	14,200	19,600
	General Motors Co.	5.200%	4/1/45	13,396	16,588
	General Motors Co.	6.750%	4/1/46	19,747	28,513
	General Motors Co.	5.400%	4/1/48	11,275	14,356
	General Motors Co.	5.950%	4/1/49	7,350	10,007
	General Motors Financial Co. Inc.	4.375%	9/25/21	3,440	3,472
	General Motors Financial Co. Inc.	4.200%	11/6/21	4,150	4,205
	General Motors Financial Co. Inc.	3.450%	1/14/22	7,265	7,365
	General Motors Financial Co. Inc.	3.450%	4/10/22	20,239	20,609
	General Motors Financial Co. Inc.	3.550%	7/8/22	10,000	10,317
	General Motors Financial Co. Inc.	3.250%	1/5/23	1,175	1,219
	General Motors Financial Co. Inc.	5.200%	3/20/23	19,074	20,537
	General Motors Financial Co. Inc.	3.700%	5/9/23	9,930	10,428
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,918	10,541
	General Motors Financial Co. Inc.	4.150%	6/19/23	8,200	8,710
	General Motors Financial Co. Inc.	1.700%	8/18/23	17,160	17,507
	General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,625
	General Motors Financial Co. Inc.	1.050%	3/8/24	8,800	8,853
	General Motors Financial Co. Inc.	3.950%	4/13/24	3,903	4,205
	General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	18,309
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,278	10,109
	General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	13,985
	General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	11,721
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,634
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	305
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	9,934
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	11,016
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,660	8,614
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	31,042
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	20,299
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	8,315
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	7,939
	General Motors Financial Co. Inc.	2.400%	4/10/28	10,000	10,148
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,967
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,800	10,623
	General Motors Financial Co. Inc.	2.350%	1/8/31	7,900	7,793
	General Motors Financial Co. Inc.	2.700%	6/10/31	8,485	8,543
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,788
[3]	George Washington University	4.300%	9/15/44	3,944	4,969
	George Washington University	4.868%	9/15/45	1,742	2,360
[3]	George Washington University	4.126%	9/15/48	11,446	14,205
[3]	Georgetown University	4.315%	4/1/49	4,837	6,070
[3]	Georgetown University	2.943%	4/1/50	4,750	4,824

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Georgetown University	5.215%	10/1/18	2,589	3,890
	Global Payments Inc.	1.200%	3/1/26	8,800	8,726
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	4,314
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	8,258
	Hasbro Inc.	3.900%	11/19/29	9,500	10,565
	Hasbro Inc.	6.350%	3/15/40	4,625	6,442
	Hasbro Inc.	5.100%	5/15/44	4,413	5,410
	Home Depot Inc.	2.700%	4/1/23	3,425	3,550
	Home Depot Inc.	3.750%	2/15/24	2,134	2,299
	Home Depot Inc.	3.000%	4/1/26	17,400	18,942
	Home Depot Inc.	2.125%	9/15/26	5,375	5,656
	Home Depot Inc.	2.500%	4/15/27	17,915	19,103
	Home Depot Inc.	2.800%	9/14/27	5,480	5,939
	Home Depot Inc.	0.900%	3/15/28	5,000	4,874
	Home Depot Inc.	3.900%	12/6/28	2,290	2,662
	Home Depot Inc.	2.950%	6/15/29	15,455	16,890
	Home Depot Inc.	2.700%	4/15/30	40,205	43,018
	Home Depot Inc.	1.375%	3/15/31	12,200	11,678
	Home Depot Inc.	5.875%	12/16/36	29,531	42,202
	Home Depot Inc.	3.300%	4/15/40	28,150	30,862
	Home Depot Inc.	5.950%	4/1/41	8,402	12,284
	Home Depot Inc.	4.200%	4/1/43	10,625	12,998
	Home Depot Inc.	4.875%	2/15/44	936	1,247
	Home Depot Inc.	4.400%	3/15/45	7,575	9,605
	Home Depot Inc.	4.250%	4/1/46	11,580	14,418
	Home Depot Inc.	3.900%	6/15/47	8,805	10,455
	Home Depot Inc.	4.500%	12/6/48	14,673	19,073
	Home Depot Inc.	3.125%	12/15/49	28,055	29,736
	Home Depot Inc.	3.350%	4/15/50	18,762	20,762
	Home Depot Inc.	2.375%	3/15/51	12,100	11,193
	Home Depot Inc.	3.500%	9/15/56	8,195	9,262
	Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,358
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	4,057
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	7,507
	Hyatt Hotels Corp.	5.750%	4/23/30	7,400	8,982
	JD.com Inc.	3.875%	4/29/26	10,884	11,990
	JD.com Inc.	3.375%	1/14/30	3,300	3,525
	JD.com Inc.	4.125%	1/14/50	3,050	3,263
[3]	Johns Hopkins University	4.083%	7/1/53	4,950	6,391
	Kohl's Corp.	3.375%	5/1/31	5,000	5,180
	Kohl's Corp.	5.550%	7/17/45	3,650	4,377
	Las Vegas Sands Corp.	3.200%	8/8/24	25,396	26,651
	Las Vegas Sands Corp.	2.900%	6/25/25	8,527	8,887
	Las Vegas Sands Corp.	3.500%	8/18/26	3,570	3,795
	Las Vegas Sands Corp.	3.900%	8/8/29	8,225	8,764
	Lear Corp.	3.800%	9/15/27	8,000	8,820
	Lear Corp.	4.250%	5/15/29	6,850	7,736
	Lear Corp.	3.500%	5/30/30	3,800	4,086
	Lear Corp.	5.250%	5/15/49	5,540	6,985
	Leggett & Platt Inc.	3.800%	11/15/24	3,725	4,018
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	13,582
	Leland Stanford Junior University	1.289%	6/1/27	1,075	1,077
	Leland Stanford Junior University	3.647%	5/1/48	14,275	17,256
	Leland Stanford Junior University	2.413%	6/1/50	4,795	4,676
	Lennar Corp.	4.750%	11/15/22	6,700	7,009

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lennar Corp.	4.875%	12/15/23	2,200	2,393
	Lennar Corp.	4.500%	4/30/24	12,500	13,678
	Lennar Corp.	4.750%	5/30/25	4,700	5,276
	Lennar Corp.	5.250%	6/1/26	11,888	13,721
	Lennar Corp.	4.750%	11/29/27	15,000	17,333
	Lowe's Cos. Inc.	3.875%	9/15/23	8,844	9,440
	Lowe's Cos. Inc.	3.125%	9/15/24	2,950	3,160
	Lowe's Cos. Inc.	4.000%	4/15/25	8,697	9,627
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	15,581
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	20,617
	Lowe's Cos. Inc.	3.100%	5/3/27	9,618	10,496
	Lowe's Cos. Inc.	1.300%	4/15/28	13,725	13,388
	Lowe's Cos. Inc.	6.500%	3/15/29	267	347
	Lowe's Cos. Inc.	3.650%	4/5/29	23,780	26,613
	Lowe's Cos. Inc.	4.500%	4/15/30	12,555	14,856
	Lowe's Cos. Inc.	1.700%	10/15/30	13,000	12,470
	Lowe's Cos. Inc.	2.625%	4/1/31	16,000	16,569
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	8,729
	Lowe's Cos. Inc.	4.250%	9/15/44	541	621
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	11,013
	Lowe's Cos. Inc.	4.050%	5/3/47	16,622	19,152
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	11,906
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	5,400
	Lowe's Cos. Inc.	3.000%	10/15/50	10,000	9,852
	Lowe's Cos. Inc.	3.500%	4/1/51	5,000	5,367
	Magna International Inc.	3.625%	6/15/24	9,445	10,189
	Magna International Inc.	4.150%	10/1/25	2,775	3,104
	Magna International Inc.	2.450%	6/15/30	8,000	8,193
[3]	Marriott International Inc.	3.125%	10/15/21	4,825	4,830
	Marriott International Inc.	3.250%	9/15/22	3,525	3,602
	Marriott International Inc.	3.600%	4/15/24	12,525	13,346
	Marriott International Inc.	3.750%	3/15/25	7,409	7,963
[3]	Marriott International Inc.	5.750%	5/1/25	15,667	18,090
	Marriott International Inc.	3.750%	10/1/25	4,190	4,531
[3]	Marriott International Inc.	3.125%	6/15/26	10,235	10,894
[3]	Marriott International Inc.	4.650%	12/1/28	1,500	1,714
[3]	Marriott International Inc.	4.625%	6/15/30	9,100	10,478
[3]	Marriott International Inc.	2.850%	4/15/31	18,500	18,800
[3]	Marriott International Inc.	3.500%	10/15/32	9,971	10,601
	Masco Corp.	3.500%	11/15/27	8,550	9,396
	Masco Corp.	1.500%	2/15/28	5,000	4,876
	Masco Corp.	7.750%	8/1/29	1,144	1,567
	Masco Corp.	2.000%	10/1/30	3,175	3,098
	Masco Corp.	2.000%	2/15/31	9,000	8,777
	Masco Corp.	4.500%	5/15/47	5,900	7,159
	Masco Corp.	3.125%	2/15/51	7,500	7,443
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	145	174
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	3,080	3,404
	Massachusetts Institute of Technology	5.600%	7/1/11	8,881	15,121
	Massachusetts Institute of Technology	4.678%	7/1/14	15,582	22,788
	Massachusetts Institute of Technology	3.885%	7/1/16	2,125	2,605
[3]	McDonald's Corp.	3.350%	4/1/23	11,981	12,567
[3]	McDonald's Corp.	3.375%	5/26/25	11,655	12,654
[3]	McDonald's Corp.	3.300%	7/1/25	6,100	6,623
[3]	McDonald's Corp.	3.700%	1/30/26	22,615	25,140

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	McDonald's Corp.	3.500%	3/1/27	8,960	9,898
[3]	McDonald's Corp.	3.500%	7/1/27	9,000	9,979
[3]	McDonald's Corp.	3.800%	4/1/28	11,475	12,993
[3]	McDonald's Corp.	2.625%	9/1/29	13,110	13,802
[3]	McDonald's Corp.	2.125%	3/1/30	6,855	6,930
[3]	McDonald's Corp.	3.600%	7/1/30	25,716	28,918
[3]	McDonald's Corp.	4.700%	12/9/35	12,900	15,992
[3]	McDonald's Corp.	6.300%	10/15/37	425	611
[3]	McDonald's Corp.	6.300%	3/1/38	8,053	11,609
[3]	McDonald's Corp.	5.700%	2/1/39	7,793	10,666
[3]	McDonald's Corp.	3.700%	2/15/42	5,375	6,013
[3]	McDonald's Corp.	3.625%	5/1/43	4,300	4,774
[3]	McDonald's Corp.	4.600%	5/26/45	8,860	11,038
[3]	McDonald's Corp.	4.875%	12/9/45	15,500	19,955
[3]	McDonald's Corp.	4.450%	3/1/47	9,890	12,124
[3]	McDonald's Corp.	4.450%	9/1/48	7,755	9,661
[3]	McDonald's Corp.	3.625%	9/1/49	22,925	25,399
[3]	McDonald's Corp.	4.200%	4/1/50	10,000	12,072
	MDC Holdings Inc.	2.500%	1/15/31	4,100	3,994
	MDC Holdings Inc.	6.000%	1/15/43	3,000	3,869
	Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,395
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	6,178
	NIKE Inc.	2.250%	5/1/23	3,700	3,814
	NIKE Inc.	2.400%	3/27/25	4,125	4,361
	NIKE Inc.	2.375%	11/1/26	11,270	11,988
	NIKE Inc.	2.750%	3/27/27	12,374	13,347
	NIKE Inc.	2.850%	3/27/30	12,075	13,120
	NIKE Inc.	3.250%	3/27/40	8,750	9,601
	NIKE Inc.	3.625%	5/1/43	6,025	6,990
	NIKE Inc.	3.875%	11/1/45	10,575	12,673
	NIKE Inc.	3.375%	11/1/46	4,125	4,609
	NIKE Inc.	3.375%	3/27/50	14,000	15,803
[3,7]	Nordstrom Inc.	4.250%	8/1/31	9,000	9,397
	Nordstrom Inc.	5.000%	1/15/44	10,000	9,978
[3]	Northeastern University	2.894%	10/1/50	3,140	3,195
[3]	Northwestern University	4.643%	12/1/44	9,550	12,656
[3]	Northwestern University	2.640%	12/1/50	3,000	3,002
[3]	Northwestern University	3.662%	12/1/57	2,100	2,548
	NVR Inc.	3.950%	9/15/22	16,588	17,131
	NVR Inc.	3.000%	5/15/30	9,072	9,614
	O'Reilly Automotive Inc.	3.800%	9/1/22	4,979	5,129
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,426
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,687
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	13,216
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,945
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,000	4,522
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,500	6,346
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	3,005
	Owens Corning	4.200%	12/1/24	6,030	6,600
	Owens Corning	3.400%	8/15/26	2,025	2,197
	Owens Corning	3.950%	8/15/29	4,100	4,634
	Owens Corning	3.875%	6/1/30	4,275	4,776
	Owens Corning	7.000%	12/1/36	1,787	2,552
	Owens Corning	4.300%	7/15/47	8,075	9,390
	Owens Corning	4.400%	1/30/48	4,100	4,839

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	5,052
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	7,042
	President & Fellows of Harvard College	2.517%	10/15/50	6,465	6,477
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	3,816
	PulteGroup Inc.	5.500%	3/1/26	5,550	6,502
	PulteGroup Inc.	5.000%	1/15/27	16,000	18,697
	PulteGroup Inc.	6.375%	5/15/33	6,462	8,560
	PulteGroup Inc.	6.000%	2/15/35	4,000	5,243
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,245
	Ralph Lauren Corp.	2.950%	6/15/30	6,000	6,384
[3]	Rockefeller Foundation	2.492%	10/1/50	10,100	9,825
	Ross Stores Inc.	4.600%	4/15/25	6,640	7,495
	Ross Stores Inc.	1.875%	4/15/31	5,000	4,847
	Sands China Ltd.	4.600%	8/8/23	15,935	16,921
	Sands China Ltd.	5.125%	8/8/25	16,609	18,594
	Sands China Ltd.	3.800%	1/8/26	8,990	9,589
	Sands China Ltd.	5.400%	8/8/28	15,950	18,536
	Sands China Ltd.	4.375%	6/18/30	8,700	9,440
	Snap-on Inc.	6.125%	9/1/21	3,135	3,164
	Snap-on Inc.	3.250%	3/1/27	1,900	2,067
	Snap-on Inc.	4.100%	3/1/48	2,600	3,190
	Snap-on Inc.	3.100%	5/1/50	5,225	5,533
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	5,196
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,195
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	13,806
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,888
	Stanley Black & Decker Inc.	4.850%	11/15/48	6,200	8,359
	Stanley Black & Decker Inc.	2.750%	11/15/50	11,500	11,217
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	2,131
	Starbucks Corp.	3.100%	3/1/23	11,735	12,249
	Starbucks Corp.	3.850%	10/1/23	5,400	5,764
	Starbucks Corp.	3.800%	8/15/25	1,354	1,499
	Starbucks Corp.	2.450%	6/15/26	20,813	21,978
	Starbucks Corp.	3.500%	3/1/28	5,575	6,232
	Starbucks Corp.	4.000%	11/15/28	7,100	8,171
	Starbucks Corp.	3.550%	8/15/29	4,950	5,540
	Starbucks Corp.	2.550%	11/15/30	19,700	20,408
	Starbucks Corp.	4.300%	6/15/45	2,535	3,015
	Starbucks Corp.	3.750%	12/1/47	1,000	1,110
	Starbucks Corp.	4.500%	11/15/48	15,301	19,066
	Starbucks Corp.	4.450%	8/15/49	8,000	9,927
	Starbucks Corp.	3.350%	3/12/50	8,000	8,356
	Starbucks Corp.	3.500%	11/15/50	10,700	11,501
	Steelcase Inc.	5.125%	1/18/29	3,700	4,295
	Stellantis NV	5.250%	4/15/23	13,339	14,383
	Tapestry Inc.	3.000%	7/15/22	2,850	2,907
	Tapestry Inc.	4.250%	4/1/25	4,178	4,544
	Tapestry Inc.	4.125%	7/15/27	6,520	7,129
	TJX Cos. Inc.	2.500%	5/15/23	5,798	5,999
	TJX Cos. Inc.	2.250%	9/15/26	23,275	24,476
	TJX Cos. Inc.	1.150%	5/15/28	7,550	7,291
	TJX Cos. Inc.	3.875%	4/15/30	8,000	9,157
	TJX Cos. Inc.	1.600%	5/15/31	5,400	5,204
	Toyota Motor Corp.	2.157%	7/2/22	5,585	5,692
	Toyota Motor Corp.	3.419%	7/20/23	8,500	9,023

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Corp.	0.681%	3/25/24	14,000	14,021
	Toyota Motor Corp.	2.358%	7/2/24	11,065	11,638
	Toyota Motor Corp.	1.339%	3/25/26	13,800	13,961
[3]	Toyota Motor Credit Corp.	2.600%	1/11/22	8,700	8,808
[3]	Toyota Motor Credit Corp.	3.300%	1/12/22	9,825	9,984
[3]	Toyota Motor Credit Corp.	2.650%	4/12/22	6,750	6,877
[3]	Toyota Motor Credit Corp.	2.800%	7/13/22	1,165	1,196
[3]	Toyota Motor Credit Corp.	0.450%	7/22/22	14,225	14,256
[3]	Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	12,360
[3]	Toyota Motor Credit Corp.	0.350%	10/14/22	10,000	10,011
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	1,725	1,785
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,093
[3]	Toyota Motor Credit Corp.	0.400%	4/6/23	9,000	9,006
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	12,000	12,024
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	7,500	7,646
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	1,000	1,067
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,215
	Toyota Motor Credit Corp.	3.350%	1/8/24	200	214
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	10,000	9,970
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,887
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	9,000	8,962
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	13,580	14,008
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,302
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	7,939
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,000	6,920
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	10,000	9,970
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	7,728
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	9,134
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	14,788
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	7,843
	Toyota Motor Credit Corp.	3.650%	1/8/29	5,175	5,905
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	9,827
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	11,214
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,895
	Tractor Supply Co.	1.750%	11/1/30	5,750	5,487
[3]	Trustees of Boston College	3.129%	7/1/52	4,050	4,284
[3]	Trustees of Boston University	4.061%	10/1/48	3,035	3,728
	Trustees of Princeton University	5.700%	3/1/39	5,830	8,484
[3]	Trustees of Princeton University	2.516%	7/1/50	12,575	12,419
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,700	3,593
	Trustees of the University of Pennsylvania	4.674%	9/1/12	6,298	8,712
	Trustees of the University of Pennsylvania	3.610%	2/15/19	50	57
[3]	University of Chicago	2.547%	4/1/50	8,050	7,720
	University of Chicago	3.000%	10/1/52	2,175	2,285
[3]	University of Chicago	4.003%	10/1/53	5,300	6,490
[3]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	10,502
[3]	University of Notre Dame du Lac	3.394%	2/15/48	2,700	3,159
[3]	University of Southern California	3.028%	10/1/39	8,151	8,738
[3]	University of Southern California	3.841%	10/1/47	9,550	11,609
[3]	University of Southern California	2.945%	10/1/51	9,275	9,706
	University of Southern California	5.250%	10/1/11	2,250	3,452
[3]	University of Southern California	3.226%	10/1/20	1,500	1,487
	VF Corp.	2.400%	4/23/25	6,800	7,131
	VF Corp.	2.800%	4/23/27	2,000	2,136
	VF Corp.	2.950%	4/23/30	10,059	10,646

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Whirlpool Corp.	4.700%	6/1/22	6,700	6,957
	Whirlpool Corp.	4.000%	3/1/24	2,675	2,907
	Whirlpool Corp.	3.700%	5/1/25	800	875
	Whirlpool Corp.	4.750%	2/26/29	11,200	13,278
	Whirlpool Corp.	2.400%	5/15/31	2,850	2,875
	Whirlpool Corp.	4.500%	6/1/46	6,675	8,020
	Whirlpool Corp.	4.600%	5/15/50	2,500	3,101
[3]	William Marsh Rice University	3.574%	5/15/45	21,500	24,888
[3]	Yale University	0.873%	4/15/25	4,650	4,678
[3]	Yale University	1.482%	4/15/30	5,300	5,233
[3]	Yale University	2.402%	4/15/50	8,065	7,825
					4,489,826
Consumer Staples (1.9%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	5,823
	Altria Group Inc.	2.850%	8/9/22	24,175	24,826
	Altria Group Inc.	4.000%	1/31/24	12,883	13,962
	Altria Group Inc.	3.800%	2/14/24	2,700	2,901
	Altria Group Inc.	2.350%	5/6/25	7,125	7,453
	Altria Group Inc.	4.400%	2/14/26	28,775	32,551
	Altria Group Inc.	2.625%	9/16/26	2,200	2,315
	Altria Group Inc.	4.800%	2/14/29	15,775	18,293
	Altria Group Inc.	3.400%	5/6/30	9,000	9,536
	Altria Group Inc.	2.450%	2/4/32	12,200	11,792
	Altria Group Inc.	5.800%	2/14/39	19,860	24,485
	Altria Group Inc.	3.400%	2/4/41	15,000	14,283
	Altria Group Inc.	4.250%	8/9/42	9,476	9,900
	Altria Group Inc.	4.500%	5/2/43	10,209	11,022
	Altria Group Inc.	5.375%	1/31/44	22,457	26,685
	Altria Group Inc.	3.875%	9/16/46	20,069	19,899
	Altria Group Inc.	5.950%	2/14/49	22,574	28,898
	Altria Group Inc.	4.450%	5/6/50	2,990	3,182
	Altria Group Inc.	3.700%	2/4/51	15,000	14,217
	Altria Group Inc.	6.200%	2/14/59	2,521	3,268
	Altria Group Inc.	4.000%	2/4/61	10,000	9,638
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	41,399	45,767
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	65,511	80,347
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	114,573	144,925
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	7,575	9,278
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	13,933
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	16,086	19,537
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	22,469
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	27,072	30,823
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	50,427	60,065
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	25,430	28,263
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,440	4,231
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	8,325	9,921
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	12,572
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	10,201	13,458
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	15,000	17,850
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	21,276	26,835
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,357	11,283
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	44,215	54,056
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	31,657	37,852
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	15,448	21,240
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	31,735	38,697

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	20,160	25,257
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	7,050	10,188
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	11,655	14,343
Archer-Daniels-Midland Co.	2.750%	3/27/25	4,200	4,475
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	9,306
Archer-Daniels-Midland Co.	3.250%	3/27/30	8,700	9,633
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	722
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,277
Archer-Daniels-Midland Co.	3.750%	9/15/47	7,750	9,182
Archer-Daniels-Midland Co.	4.500%	3/15/49	5,325	7,095
Avery Dennison Corp.	4.875%	12/6/28	6,887	8,209
Avery Dennison Corp.	2.650%	4/30/30	8,200	8,440
BAT Capital Corp.	2.764%	8/15/22	11,750	12,027
BAT Capital Corp.	3.222%	8/15/24	24,380	25,898
BAT Capital Corp.	2.789%	9/6/24	826	868
BAT Capital Corp.	3.215%	9/6/26	9,250	9,815
BAT Capital Corp.	4.700%	4/2/27	8,425	9,518
BAT Capital Corp.	3.557%	8/15/27	37,770	40,416
BAT Capital Corp.	2.259%	3/25/28	15,625	15,537
BAT Capital Corp.	3.462%	9/6/29	7,693	8,134
BAT Capital Corp.	4.906%	4/2/30	15,805	18,164
BAT Capital Corp.	2.726%	3/25/31	11,000	10,835
BAT Capital Corp.	4.390%	8/15/37	10,725	11,571
BAT Capital Corp.	3.734%	9/25/40	10,000	9,792
BAT Capital Corp.	4.540%	8/15/47	27,893	29,412
BAT Capital Corp.	4.758%	9/6/49	6,025	6,520
BAT Capital Corp.	5.282%	4/2/50	9,950	11,504
BAT Capital Corp.	3.984%	9/25/50	8,575	8,375
BAT International Finance plc	1.668%	3/25/26	21,509	21,536
Beam Suntory Inc.	3.250%	6/15/23	1,400	1,460
Brown-Forman Corp.	3.500%	4/15/25	3,978	4,340
Brown-Forman Corp.	4.500%	7/15/45	3,895	5,027
Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	9,008
Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	7,293
Bunge Ltd. Finance Corp.	1.630%	8/17/25	8,888	8,987
Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,965	7,501
Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	4,135
Bunge Ltd. Finance Corp.	2.750%	5/14/31	4,000	4,046
Campbell Soup Co.	2.500%	8/2/22	1,850	1,891
Campbell Soup Co.	3.650%	3/15/23	3,022	3,175
Campbell Soup Co.	3.950%	3/15/25	6,660	7,341
Campbell Soup Co.	3.300%	3/19/25	4,125	4,445
Campbell Soup Co.	4.150%	3/15/28	6,950	7,922
Campbell Soup Co.	2.375%	4/24/30	4,450	4,483
Campbell Soup Co.	4.800%	3/15/48	9,560	11,786
Campbell Soup Co.	3.125%	4/24/50	6,998	6,813
Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,532
Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,901
Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	3,929
Clorox Co.	3.050%	9/15/22	4,675	4,793
Clorox Co.	3.500%	12/15/24	5,925	6,441
Clorox Co.	3.100%	10/1/27	6,100	6,648
Clorox Co.	3.900%	5/15/28	3,500	3,987
Clorox Co.	1.800%	5/15/30	9,313	9,159
Coca-Cola Co.	1.750%	9/6/24	8,625	8,963

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	3.375%	3/25/27	6,029	6,710
	Coca-Cola Co.	2.900%	5/25/27	1,875	2,049
	Coca-Cola Co.	1.450%	6/1/27	17,848	18,020
	Coca-Cola Co.	1.500%	3/5/28	3,500	3,508
	Coca-Cola Co.	1.000%	3/15/28	8,000	7,762
	Coca-Cola Co.	2.125%	9/6/29	6,200	6,391
	Coca-Cola Co.	3.450%	3/25/30	10,125	11,414
	Coca-Cola Co.	1.650%	6/1/30	20,303	19,960
	Coca-Cola Co.	2.000%	3/5/31	10,000	10,099
	Coca-Cola Co.	1.375%	3/15/31	16,000	15,283
	Coca-Cola Co.	2.250%	1/5/32	13,000	13,310
	Coca-Cola Co.	4.125%	3/25/40	3,880	4,662
	Coca-Cola Co.	2.500%	6/1/40	9,600	9,523
	Coca-Cola Co.	2.875%	5/5/41	16,000	16,578
	Coca-Cola Co.	4.200%	3/25/50	5,775	7,256
	Coca-Cola Co.	2.600%	6/1/50	13,475	12,972
	Coca-Cola Co.	3.000%	3/5/51	18,400	19,095
	Coca-Cola Co.	2.500%	3/15/51	19,025	17,916
	Coca-Cola Co.	2.750%	6/1/60	3,800	3,725
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,994
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	7,600	7,945
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,600	2,508
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	10,478
[3]	Colgate-Palmolive Co.	2.250%	11/15/22	14,525	14,913
[3]	Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,311
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	5,026
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	5,085
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	10,522	12,701
	Conagra Brands Inc.	3.250%	9/15/22	4,300	4,437
	Conagra Brands Inc.	3.200%	1/25/23	3,135	3,244
	Conagra Brands Inc.	4.300%	5/1/24	24,235	26,593
	Conagra Brands Inc.	4.600%	11/1/25	12,225	13,895
	Conagra Brands Inc.	1.375%	11/1/27	9,050	8,832
	Conagra Brands Inc.	7.000%	10/1/28	700	930
	Conagra Brands Inc.	4.850%	11/1/28	7,950	9,470
	Conagra Brands Inc.	8.250%	9/15/30	4,025	5,975
	Conagra Brands Inc.	5.300%	11/1/38	12,254	15,586
	Conagra Brands Inc.	5.400%	11/1/48	11,317	15,127
	Constellation Brands Inc.	2.650%	11/7/22	9,825	10,093
	Constellation Brands Inc.	3.200%	2/15/23	5,900	6,145
	Constellation Brands Inc.	4.250%	5/1/23	16,925	18,049
	Constellation Brands Inc.	4.750%	11/15/24	19,521	21,925
	Constellation Brands Inc.	4.400%	11/15/25	4,375	4,941
	Constellation Brands Inc.	4.750%	12/1/25	4,777	5,493
	Constellation Brands Inc.	3.700%	12/6/26	5,625	6,257
	Constellation Brands Inc.	3.500%	5/9/27	13,275	14,647
	Constellation Brands Inc.	3.600%	2/15/28	7,070	7,840
	Constellation Brands Inc.	3.150%	8/1/29	14,700	15,801
	Constellation Brands Inc.	2.875%	5/1/30	8,308	8,725
	Constellation Brands Inc.	4.500%	5/9/47	7,270	8,792
	Constellation Brands Inc.	4.100%	2/15/48	4,550	5,226
	Constellation Brands Inc.	5.250%	11/15/48	4,375	5,838
	Constellation Brands Inc.	3.750%	5/1/50	18,925	20,867
	Costco Wholesale Corp.	2.750%	5/18/24	16,000	16,960
	Costco Wholesale Corp.	3.000%	5/18/27	6,532	7,169

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Costco Wholesale Corp.	1.375%	6/20/27	32,824	33,049
	Costco Wholesale Corp.	1.600%	4/20/30	37,873	37,322
	Costco Wholesale Corp.	1.750%	4/20/32	9,400	9,262
	Delhaize America LLC	9.000%	4/15/31	1,930	2,963
	Diageo Capital plc	2.625%	4/29/23	11,470	11,885
	Diageo Capital plc	3.500%	9/18/23	2,000	2,129
	Diageo Capital plc	2.125%	10/24/24	9,400	9,820
	Diageo Capital plc	1.375%	9/29/25	7,500	7,623
	Diageo Capital plc	3.875%	5/18/28	1,000	1,142
	Diageo Capital plc	2.375%	10/24/29	8,800	9,119
	Diageo Capital plc	2.000%	4/29/30	12,140	12,162
	Diageo Capital plc	2.125%	4/29/32	9,824	9,877
	Diageo Capital plc	5.875%	9/30/36	500	713
	Diageo Capital plc	3.875%	4/29/43	5,469	6,451
	Diageo Investment Corp.	7.450%	4/15/35	1,450	2,289
	Diageo Investment Corp.	4.250%	5/11/42	3,512	4,306
	Dollar General Corp.	3.250%	4/15/23	9,543	9,958
	Dollar General Corp.	4.150%	11/1/25	7,180	8,043
	Dollar General Corp.	3.875%	4/15/27	5,525	6,215
	Dollar General Corp.	4.125%	5/1/28	4,475	5,128
	Dollar General Corp.	3.500%	4/3/30	9,464	10,409
	Dollar General Corp.	4.125%	4/3/50	21,857	25,618
	Dollar Tree Inc.	3.700%	5/15/23	10,800	11,410
	Dollar Tree Inc.	4.000%	5/15/25	12,815	14,143
	Dollar Tree Inc.	4.200%	5/15/28	6,270	7,153
	Estee Lauder Cos. Inc.	2.000%	12/1/24	150	157
	Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,731
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	6,268
	Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	16,490
	Estee Lauder Cos. Inc.	1.950%	3/15/31	7,000	6,996
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,373
	Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	5,506
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	2,348
	Estee Lauder Cos. Inc.	3.125%	12/1/49	2,052	2,229
	Flowers Foods Inc.	3.500%	10/1/26	3,500	3,815
	Flowers Foods Inc.	2.400%	3/15/31	6,381	6,393
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	623
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	4,241
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	26,700	28,106
	General Mills Inc.	3.150%	12/15/21	7,875	7,920
	General Mills Inc.	2.600%	10/12/22	9,550	9,798
	General Mills Inc.	3.700%	10/17/23	15,602	16,694
	General Mills Inc.	3.650%	2/15/24	5,885	6,304
	General Mills Inc.	4.000%	4/17/25	1,000	1,108
	General Mills Inc.	3.200%	2/10/27	7,500	8,173
	General Mills Inc.	4.200%	4/17/28	11,675	13,462
	General Mills Inc.	2.875%	4/15/30	14,891	15,790
[3,7]	General Mills Inc.	3.000%	2/1/51	13,265	13,365
	Hershey Co.	2.625%	5/1/23	2,750	2,847
	Hershey Co.	3.375%	5/15/23	10,050	10,575
	Hershey Co.	2.050%	11/15/24	2,291	2,392
	Hershey Co.	3.200%	8/21/25	5,028	5,462
	Hershey Co.	2.300%	8/15/26	500	530
	Hershey Co.	2.450%	11/15/29	5,381	5,666
	Hershey Co.	1.700%	6/1/30	7,720	7,678

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hershey Co.	3.375%	8/15/46	300	333
	Hershey Co.	3.125%	11/15/49	4,035	4,302
	Hershey Co.	2.650%	6/1/50	7,595	7,468
	Hormel Foods Corp.	0.650%	6/3/24	7,000	7,013
	Hormel Foods Corp.	1.700%	6/3/28	6,000	6,033
	Hormel Foods Corp.	1.800%	6/11/30	8,575	8,513
	Hormel Foods Corp.	3.050%	6/3/51	4,200	4,372
	Ingredion Inc.	3.200%	10/1/26	4,000	4,345
	Ingredion Inc.	2.900%	6/1/30	8,075	8,464
	Ingredion Inc.	3.900%	6/1/50	3,750	4,210
	J M Smucker Co.	3.500%	3/15/25	6,034	6,573
	J M Smucker Co.	3.375%	12/15/27	4,220	4,628
	J M Smucker Co.	2.375%	3/15/30	3,875	3,951
	J M Smucker Co.	4.250%	3/15/35	4,750	5,563
	J M Smucker Co.	4.375%	3/15/45	1,960	2,349
	J M Smucker Co.	3.550%	3/15/50	6,750	7,280
	Kellogg Co.	2.650%	12/1/23	4,536	4,763
	Kellogg Co.	3.250%	4/1/26	5,025	5,486
	Kellogg Co.	3.400%	11/15/27	10,475	11,533
	Kellogg Co.	4.300%	5/15/28	4,850	5,614
	Kellogg Co.	2.100%	6/1/30	4,850	4,876
[3]	Kellogg Co.	7.450%	4/1/31	5,367	7,780
	Kellogg Co.	4.500%	4/1/46	7,650	9,496
	Keurig Dr Pepper Inc.	4.057%	5/25/23	8,202	8,742
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,725	8,195
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,000	5,005
	Keurig Dr Pepper Inc.	4.417%	5/25/25	11,061	12,418
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	7,091
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,839
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	9,370
	Keurig Dr Pepper Inc.	3.200%	5/1/30	29,750	32,235
	Keurig Dr Pepper Inc.	2.250%	3/15/31	12,000	12,100
	Keurig Dr Pepper Inc.	7.450%	5/1/38	305	474
	Keurig Dr Pepper Inc.	4.985%	5/25/38	7,233	9,211
	Keurig Dr Pepper Inc.	4.500%	11/15/45	11,525	14,059
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	3,623
	Keurig Dr Pepper Inc.	5.085%	5/25/48	265	351
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	7,998
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	3,942
	Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,662
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,326
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,934
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,712
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	4,137
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,292
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	6,687
	Kimberly-Clark Corp.	6.625%	8/1/37	300	467
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	11,325
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	3,354
	Kimberly-Clark Corp.	2.875%	2/7/50	10,605	10,942
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,909
	Kroger Co.	3.400%	4/15/22	4,102	4,169
	Kroger Co.	2.800%	8/1/22	2,800	2,867
	Kroger Co.	3.850%	8/1/23	9,757	10,355
	Kroger Co.	4.000%	2/1/24	9,309	10,023

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	3.500%	2/1/26	2,783	3,056
	Kroger Co.	2.650%	10/15/26	5,605	5,949
	Kroger Co.	4.500%	1/15/29	1,435	1,696
[3]	Kroger Co.	7.700%	6/1/29	4,025	5,538
	Kroger Co.	8.000%	9/15/29	6,150	8,671
	Kroger Co.	2.200%	5/1/30	5,031	5,060
	Kroger Co.	1.700%	1/15/31	9,550	9,158
	Kroger Co.	7.500%	4/1/31	1,125	1,614
	Kroger Co.	6.900%	4/15/38	3,327	4,909
	Kroger Co.	5.400%	7/15/40	5,010	6,582
	Kroger Co.	5.000%	4/15/42	4,524	5,714
	Kroger Co.	5.150%	8/1/43	2,350	3,038
	Kroger Co.	3.875%	10/15/46	13,619	15,036
	Kroger Co.	4.450%	2/1/47	12,959	15,489
	Kroger Co.	4.650%	1/15/48	5,191	6,364
	Kroger Co.	5.400%	1/15/49	2,550	3,476
	Kroger Co.	3.950%	1/15/50	3,575	4,082
	McCormick & Co. Inc.	3.900%	7/15/21	875	876
	McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,578
	McCormick & Co. Inc.	3.150%	8/15/24	9,275	9,893
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,896
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	11,571
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	4,212
	McCormick & Co. Inc.	1.850%	2/15/31	12,390	11,978
	McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,589
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	13,628
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	7,392
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	11,496
	Molson Coors Beverage Co.	3.000%	7/15/26	20,476	21,960
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	13,400
	Molson Coors Beverage Co.	4.200%	7/15/46	14,525	16,167
[3,7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	3,800	3,879
	Mondelez International Inc.	0.625%	7/1/22	10,984	11,020
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,576
	Mondelez International Inc.	2.750%	4/13/30	19,944	20,993
	Mondelez International Inc.	1.500%	2/4/31	5,100	4,831
	Mondelez International Inc.	1.875%	10/15/32	14,245	13,778
	Mondelez International Inc.	2.625%	9/4/50	24,025	22,369
	PepsiCo Inc.	3.100%	7/17/22	3,425	3,510
	PepsiCo Inc.	2.750%	3/1/23	7,975	8,297
	PepsiCo Inc.	0.750%	5/1/23	9,225	9,302
	PepsiCo Inc.	3.600%	3/1/24	7,334	7,882
	PepsiCo Inc.	2.250%	3/19/25	12,188	12,811
	PepsiCo Inc.	2.750%	4/30/25	10,130	10,834
	PepsiCo Inc.	3.500%	7/17/25	4,000	4,393
	PepsiCo Inc.	2.850%	2/24/26	15,866	17,136
	PepsiCo Inc.	2.375%	10/6/26	17,000	18,107
	PepsiCo Inc.	2.625%	3/19/27	2,500	2,685
	PepsiCo Inc.	3.000%	10/15/27	13,525	14,862
	PepsiCo Inc.	7.000%	3/1/29	3,527	4,905
	PepsiCo Inc.	2.625%	7/29/29	7,984	8,549
	PepsiCo Inc.	2.750%	3/19/30	16,510	17,793
	PepsiCo Inc.	1.625%	5/1/30	15,350	15,148
	PepsiCo Inc.	1.400%	2/25/31	10,000	9,670

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	5.500%	1/15/40	1,300	1,835
	PepsiCo Inc.	3.500%	3/19/40	9,500	10,838
	PepsiCo Inc.	4.000%	3/5/42	9,800	11,908
	PepsiCo Inc.	3.600%	8/13/42	4,100	4,748
	PepsiCo Inc.	4.250%	10/22/44	8,525	10,582
	PepsiCo Inc.	4.600%	7/17/45	5,135	6,701
	PepsiCo Inc.	4.450%	4/14/46	18,925	24,227
	PepsiCo Inc.	3.450%	10/6/46	14,075	15,799
	PepsiCo Inc.	3.375%	7/29/49	19,520	21,823
	PepsiCo Inc.	2.875%	10/15/49	9,400	9,659
	PepsiCo Inc.	3.625%	3/19/50	14,708	17,205
	PepsiCo Inc.	3.875%	3/19/60	4,070	5,021
	Philip Morris International Inc.	2.625%	2/18/22	5,000	5,065
	Philip Morris International Inc.	2.375%	8/17/22	7,400	7,558
	Philip Morris International Inc.	2.500%	8/22/22	3,000	3,077
	Philip Morris International Inc.	2.500%	11/2/22	5,900	6,060
	Philip Morris International Inc.	2.625%	3/6/23	2,970	3,084
	Philip Morris International Inc.	1.125%	5/1/23	5,025	5,091
	Philip Morris International Inc.	2.125%	5/10/23	4,230	4,357
	Philip Morris International Inc.	3.600%	11/15/23	7,660	8,245
	Philip Morris International Inc.	2.875%	5/1/24	11,625	12,363
	Philip Morris International Inc.	3.250%	11/10/24	10,600	11,472
	Philip Morris International Inc.	1.500%	5/1/25	3,687	3,762
	Philip Morris International Inc.	3.375%	8/11/25	4,625	5,045
	Philip Morris International Inc.	2.750%	2/25/26	17,069	18,215
	Philip Morris International Inc.	0.875%	5/1/26	9,362	9,244
	Philip Morris International Inc.	3.125%	8/17/27	4,500	4,918
	Philip Morris International Inc.	3.125%	3/2/28	4,230	4,608
	Philip Morris International Inc.	3.375%	8/15/29	5,730	6,334
	Philip Morris International Inc.	2.100%	5/1/30	8,250	8,229
	Philip Morris International Inc.	1.750%	11/1/30	4,500	4,362
	Philip Morris International Inc.	6.375%	5/16/38	7,600	10,858
	Philip Morris International Inc.	4.375%	11/15/41	10,418	12,301
	Philip Morris International Inc.	4.500%	3/20/42	7,090	8,402
	Philip Morris International Inc.	3.875%	8/21/42	7,802	8,628
	Philip Morris International Inc.	4.125%	3/4/43	9,990	11,417
	Philip Morris International Inc.	4.875%	11/15/43	7,750	9,698
	Philip Morris International Inc.	4.250%	11/10/44	13,935	16,275
	Procter & Gamble Co.	2.300%	2/6/22	7,164	7,254
	Procter & Gamble Co.	3.100%	8/15/23	8,250	8,746
	Procter & Gamble Co.	0.550%	10/29/25	11,450	11,309
	Procter & Gamble Co.	2.700%	2/2/26	15,050	16,248
	Procter & Gamble Co.	2.450%	11/3/26	11,110	11,889
	Procter & Gamble Co.	2.800%	3/25/27	11,395	12,338
	Procter & Gamble Co.	2.850%	8/11/27	6,575	7,167
	Procter & Gamble Co.	3.000%	3/25/30	25,907	28,571
	Procter & Gamble Co.	1.200%	10/29/30	10,631	10,131
	Procter & Gamble Co.	5.550%	3/5/37	4,500	6,482
	Procter & Gamble Co.	3.550%	3/25/40	8,422	9,868
	Procter & Gamble Co.	3.500%	10/25/47	3,075	3,661
	Procter & Gamble Co.	3.600%	3/25/50	8,606	10,467
	Reynolds American Inc.	4.450%	6/12/25	35,592	39,460
	Reynolds American Inc.	5.700%	8/15/35	6,920	8,355
	Reynolds American Inc.	7.250%	6/15/37	4,800	6,472
[3]	Reynolds American Inc.	8.125%	5/1/40	2,239	3,263

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,726
	Reynolds American Inc.	6.150%	9/15/43	8,575	10,825
	Reynolds American Inc.	5.850%	8/15/45	20,590	25,248
	Sysco Corp.	3.550%	3/15/25	2,000	2,177
	Sysco Corp.	3.750%	10/1/25	15,349	16,885
	Sysco Corp.	3.300%	7/15/26	8,450	9,187
	Sysco Corp.	3.250%	7/15/27	14,864	16,118
	Sysco Corp.	2.400%	2/15/30	1,815	1,848
	Sysco Corp.	5.950%	4/1/30	7,058	9,069
	Sysco Corp.	6.600%	4/1/40	8,415	12,410
	Sysco Corp.	4.850%	10/1/45	3,680	4,592
	Sysco Corp.	4.500%	4/1/46	6,450	7,640
	Sysco Corp.	4.450%	3/15/48	7,425	8,867
	Sysco Corp.	3.300%	2/15/50	9,262	9,295
	Sysco Corp.	6.600%	4/1/50	11,472	17,828
	Target Corp.	3.500%	7/1/24	9,386	10,184
	Target Corp.	2.250%	4/15/25	14,006	14,698
	Target Corp.	2.500%	4/15/26	10,690	11,497
	Target Corp.	3.375%	4/15/29	6,750	7,582
	Target Corp.	2.350%	2/15/30	6,730	7,026
	Target Corp.	2.650%	9/15/30	13,093	14,016
	Target Corp.	6.500%	10/15/37	5,208	8,047
	Target Corp.	7.000%	1/15/38	3,725	6,029
	Target Corp.	4.000%	7/1/42	5,000	6,214
	Target Corp.	3.625%	4/15/46	5,000	5,936
	Target Corp.	3.900%	11/15/47	1,500	1,878
	Tyson Foods Inc.	3.900%	9/28/23	3,400	3,643
	Tyson Foods Inc.	3.950%	8/15/24	19,035	20,709
	Tyson Foods Inc.	4.000%	3/1/26	26,044	29,035
	Tyson Foods Inc.	3.550%	6/2/27	11,175	12,366
	Tyson Foods Inc.	4.350%	3/1/29	17,500	20,383
	Tyson Foods Inc.	4.875%	8/15/34	4,325	5,378
	Tyson Foods Inc.	5.150%	8/15/44	625	809
	Tyson Foods Inc.	4.550%	6/2/47	8,625	10,540
	Tyson Foods Inc.	5.100%	9/28/48	20,375	26,880
	Unilever Capital Corp.	3.125%	3/22/23	200	209
	Unilever Capital Corp.	0.375%	9/14/23	1,000	1,001
	Unilever Capital Corp.	3.250%	3/7/24	13,175	14,081
	Unilever Capital Corp.	2.600%	5/5/24	19,965	21,057
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,859
	Unilever Capital Corp.	3.100%	7/30/25	3,875	4,211
	Unilever Capital Corp.	2.000%	7/28/26	6,200	6,464
	Unilever Capital Corp.	2.900%	5/5/27	6,400	6,935
	Unilever Capital Corp.	2.125%	9/6/29	23,366	24,048
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,417
	Unilever Capital Corp.	5.900%	11/15/32	8,600	11,860
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,250	6,288
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	11,087	12,082
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	20,188
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	5,335
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	22,146	26,487
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	9,150	10,084
	Walmart Inc.	2.350%	12/15/22	11,600	11,928
	Walmart Inc.	2.550%	4/11/23	12,735	13,195
	Walmart Inc.	3.400%	6/26/23	16,350	17,314

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	3.300%	4/22/24	16,825	18,030
	Walmart Inc.	2.850%	7/8/24	16,905	18,019
	Walmart Inc.	2.650%	12/15/24	16,397	17,467
	Walmart Inc.	3.550%	6/26/25	20,470	22,575
	Walmart Inc.	3.050%	7/8/26	8,035	8,796
	Walmart Inc.	5.875%	4/5/27	8,160	10,233
	Walmart Inc.	3.700%	6/26/28	12,146	13,827
	Walmart Inc.	3.250%	7/8/29	21,465	24,027
	Walmart Inc.	2.375%	9/24/29	7,455	7,898
	Walmart Inc.	7.550%	2/15/30	4,191	6,220
	Walmart Inc.	5.250%	9/1/35	20,935	28,512
	Walmart Inc.	6.500%	8/15/37	5,447	8,295
	Walmart Inc.	6.200%	4/15/38	13,580	20,269
	Walmart Inc.	3.950%	6/28/38	7,175	8,621
	Walmart Inc.	5.625%	4/1/40	8,260	11,902
	Walmart Inc.	4.875%	7/8/40	7,145	9,452
	Walmart Inc.	5.000%	10/25/40	2,755	3,727
	Walmart Inc.	5.625%	4/15/41	6,975	10,125
	Walmart Inc.	4.000%	4/11/43	11,385	13,898
	Walmart Inc.	4.300%	4/22/44	5,250	6,663
	Walmart Inc.	3.625%	12/15/47	14,049	16,480
	Walmart Inc.	4.050%	6/29/48	19,450	24,472
	Walmart Inc.	2.950%	9/24/49	17,370	18,443
					4,870,077
Energy (2.4%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	16,280	16,815
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	27,275	29,833
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	5,100	5,496
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	9,498	11,220
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	14,800	16,959
	Baker Hughes Holdings LLC	5.125%	9/15/40	7,540	9,667
	Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,312
	Boardwalk Pipelines LP	4.950%	12/15/24	575	643
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	17,670
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	3,042
[3]	BP Capital Markets America Inc.	2.520%	9/19/22	5,500	5,639
	BP Capital Markets America Inc.	2.937%	4/6/23	7,000	7,301
[3]	BP Capital Markets America Inc.	2.750%	5/10/23	20,495	21,367
[3]	BP Capital Markets America Inc.	3.216%	11/28/23	5,800	6,143
	BP Capital Markets America Inc.	3.790%	2/6/24	14,542	15,685
[3]	BP Capital Markets America Inc.	3.224%	4/14/24	6,697	7,137
	BP Capital Markets America Inc.	3.194%	4/6/25	9,500	10,234
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	14,769
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	32,880
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,817
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	9,351
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	3,000	3,321
	BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,827
	BP Capital Markets America Inc.	4.234%	11/6/28	21,680	25,144
	BP Capital Markets America Inc.	3.633%	4/6/30	22,910	25,705
	BP Capital Markets America Inc.	1.749%	8/10/30	11,466	11,193
	BP Capital Markets America Inc.	3.060%	6/17/41	16,310	16,471
	BP Capital Markets America Inc.	3.000%	2/24/50	18,464	17,934
	BP Capital Markets America Inc.	2.772%	11/10/50	16,990	15,811
	BP Capital Markets America Inc.	2.939%	6/4/51	23,600	22,633

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	3.379%	2/8/61	20,300	20,400
	BP Capital Markets plc	2.500%	11/6/22	7,375	7,587
	BP Capital Markets plc	3.994%	9/26/23	4,700	5,066
	BP Capital Markets plc	3.814%	2/10/24	3,190	3,451
	BP Capital Markets plc	3.535%	11/4/24	12,326	13,421
	BP Capital Markets plc	3.506%	3/17/25	6,314	6,911
	BP Capital Markets plc	3.279%	9/19/27	22,573	24,715
	BP Capital Markets plc	3.723%	11/28/28	12,825	14,459
	Burlington Resources LLC	7.200%	8/15/31	7,062	10,210
	Burlington Resources LLC	7.400%	12/1/31	3,875	5,713
	Burlington Resources LLC	5.950%	10/15/36	6,071	8,414
	Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,289
	Canadian Natural Resources Ltd.	3.800%	4/15/24	20,765	22,319
	Canadian Natural Resources Ltd.	3.900%	2/1/25	2,286	2,489
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,848	13,214
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	17,981
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	9,335
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	5,264
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	5,070
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	4,104
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	10,753
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,643	15,567
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	12,681
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	9,355
	Cenovus Energy Inc.	3.950%	4/15/22	5,000	5,089
	Cenovus Energy Inc.	3.800%	9/15/23	4,100	4,324
	Cenovus Energy Inc.	4.000%	4/15/24	5,905	6,324
	Cenovus Energy Inc.	5.375%	7/15/25	22,900	26,199
	Cenovus Energy Inc.	4.250%	4/15/27	11,500	12,859
	Cenovus Energy Inc.	4.400%	4/15/29	6,500	7,363
	Cenovus Energy Inc.	5.250%	6/15/37	7,700	9,215
	Cenovus Energy Inc.	6.800%	9/15/37	4,135	5,437
	Cenovus Energy Inc.	6.750%	11/15/39	14,916	20,228
	Cenovus Energy Inc.	5.400%	6/15/47	12,550	15,583
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	8,016
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	14,000	16,061
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	31,840
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	17,748
	Chevron Corp.	2.411%	3/3/22	3,925	3,968
	Chevron Corp.	2.498%	3/3/22	4,350	4,407
	Chevron Corp.	2.355%	12/5/22	20,964	21,471
	Chevron Corp.	1.141%	5/11/23	10,200	10,352
	Chevron Corp.	3.191%	6/24/23	28,428	29,839
	Chevron Corp.	2.895%	3/3/24	14,000	14,817
	Chevron Corp.	1.554%	5/11/25	26,300	26,931
	Chevron Corp.	3.326%	11/17/25	8,799	9,635
	Chevron Corp.	2.954%	5/16/26	9,700	10,519
	Chevron Corp.	1.995%	5/11/27	7,286	7,526
	Chevron Corp.	2.236%	5/11/30	18,468	19,046
	Chevron Corp.	2.978%	5/11/40	6,600	6,902
	Chevron Corp.	3.078%	5/11/50	8,945	9,262
	Chevron USA Inc.	0.333%	8/12/22	3,000	3,002
	Chevron USA Inc.	3.900%	11/15/24	1,549	1,698
	Chevron USA Inc.	0.687%	8/12/25	13,352	13,248
	Chevron USA Inc.	1.018%	8/12/27	5,667	5,521

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron USA Inc.	3.850%	1/15/28	4,789	5,460
	Chevron USA Inc.	3.250%	10/15/29	8,000	8,868
	Chevron USA Inc.	6.000%	3/1/41	9,925	14,517
	Chevron USA Inc.	5.250%	11/15/43	10,200	13,868
	Chevron USA Inc.	5.050%	11/15/44	13,545	18,177
	Chevron USA Inc.	4.950%	8/15/47	6,800	9,110
	Chevron USA Inc.	2.343%	8/12/50	9,100	8,248
	Cimarex Energy Co.	4.375%	6/1/24	7,900	8,599
	Cimarex Energy Co.	3.900%	5/15/27	6,055	6,680
	Cimarex Energy Co.	4.375%	3/15/29	3,280	3,729
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,448	11,744
	Columbia Pipeline Group Inc.	5.800%	6/1/45	5,385	7,345
	Conoco Funding Co.	7.250%	10/15/31	3,440	5,027
[3,7]	ConocoPhillips	3.750%	10/1/27	30,251	33,979
[3,7]	ConocoPhillips	4.300%	8/15/28	21,776	25,259
[3,7]	ConocoPhillips	2.400%	2/15/31	4,900	5,016
	ConocoPhillips	5.900%	10/15/32	2,825	3,774
	ConocoPhillips	5.900%	5/15/38	10,161	14,207
	ConocoPhillips	6.500%	2/1/39	25,463	37,662
[3,7]	ConocoPhillips	4.875%	10/1/47	20,089	26,385
	ConocoPhillips Co.	3.350%	11/15/24	2,675	2,884
	ConocoPhillips Co.	4.950%	3/15/26	10,353	12,020
	ConocoPhillips Co.	6.950%	4/15/29	6,300	8,565
	ConocoPhillips Co.	4.300%	11/15/44	8,848	10,663
[3,7]	Devon Energy Corp.	5.250%	9/15/24	4,700	5,238
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,847
[3,7]	Devon Energy Corp.	5.250%	10/15/27	2,792	3,001
[3,7]	Devon Energy Corp.	5.875%	6/15/28	5,128	5,699
[3,7]	Devon Energy Corp.	4.500%	1/15/30	5,648	6,214
	Devon Energy Corp.	7.875%	9/30/31	7,950	11,131
	Devon Energy Corp.	7.950%	4/15/32	2,314	3,295
	Devon Energy Corp.	5.600%	7/15/41	9,995	12,398
	Devon Energy Corp.	4.750%	5/15/42	11,500	13,069
	Devon Energy Corp.	5.000%	6/15/45	8,350	9,826
	Diamondback Energy Inc.	0.900%	3/24/23	6,000	6,001
	Diamondback Energy Inc.	2.875%	12/1/24	9,475	10,016
	Diamondback Energy Inc.	3.250%	12/1/26	13,125	14,066
	Diamondback Energy Inc.	3.500%	12/1/29	19,250	20,633
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	13,439
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	7,568
	Enable Midstream Partners LP	3.900%	5/15/24	7,100	7,561
	Enable Midstream Partners LP	4.400%	3/15/27	11,100	12,272
	Enable Midstream Partners LP	4.950%	5/15/28	12,200	13,971
	Enable Midstream Partners LP	4.150%	9/15/29	3,000	3,285
	Enable Midstream Partners LP	5.000%	5/15/44	3,275	3,565
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,427
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	6,956
	Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,604
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	9,280
	Enbridge Inc.	2.900%	7/15/22	8,200	8,393
	Enbridge Inc.	3.500%	6/10/24	8,425	9,051
	Enbridge Inc.	2.500%	1/15/25	4,500	4,720
	Enbridge Inc.	4.250%	12/1/26	20,400	23,022
	Enbridge Inc.	3.700%	7/15/27	6,675	7,376
	Enbridge Inc.	3.125%	11/15/29	19,295	20,664

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	2.500%	8/1/33	9,500	9,504
	Enbridge Inc.	4.500%	6/10/44	6,495	7,646
	Enbridge Inc.	5.500%	12/1/46	2,000	2,682
	Enbridge Inc.	4.000%	11/15/49	5,750	6,388
	Enbridge Inc.	3.400%	8/1/51	5,300	5,321
	Energy Transfer LP	5.875%	3/1/22	7,950	8,124
	Energy Transfer LP	5.000%	10/1/22	14,300	14,905
	Energy Transfer LP	3.450%	1/15/23	3,015	3,116
	Energy Transfer LP	3.600%	2/1/23	6,888	7,147
[3]	Energy Transfer LP	4.250%	3/15/23	18,860	19,794
[3]	Energy Transfer LP	4.200%	9/15/23	5,680	6,073
	Energy Transfer LP	4.500%	11/1/23	7,185	7,702
[3]	Energy Transfer LP	5.875%	1/15/24	2,000	2,216
	Energy Transfer LP	4.900%	2/1/24	1,620	1,761
	Energy Transfer LP	4.250%	4/1/24	12,975	13,983
	Energy Transfer LP	4.050%	3/15/25	15,986	17,352
	Energy Transfer LP	2.900%	5/15/25	10,200	10,738
	Energy Transfer LP	5.950%	12/1/25	3,375	3,955
	Energy Transfer LP	4.750%	1/15/26	16,005	18,017
	Energy Transfer LP	3.900%	7/15/26	6,000	6,555
	Energy Transfer LP	4.200%	4/15/27	6,900	7,635
[3]	Energy Transfer LP	5.500%	6/1/27	10,800	12,687
	Energy Transfer LP	4.000%	10/1/27	6,000	6,614
	Energy Transfer LP	4.950%	6/15/28	12,760	14,797
	Energy Transfer LP	5.250%	4/15/29	22,800	26,932
	Energy Transfer LP	3.750%	5/15/30	25,180	27,375
	Energy Transfer LP	4.900%	3/15/35	4,100	4,734
	Energy Transfer LP	6.625%	10/15/36	2,650	3,502
[3]	Energy Transfer LP	5.800%	6/15/38	5,790	7,180
	Energy Transfer LP	7.500%	7/1/38	5,232	7,370
	Energy Transfer LP	6.050%	6/1/41	5,690	7,232
	Energy Transfer LP	6.500%	2/1/42	11,926	15,482
	Energy Transfer LP	6.100%	2/15/42	2,500	3,101
	Energy Transfer LP	4.950%	1/15/43	2,050	2,244
	Energy Transfer LP	5.150%	2/1/43	5,900	6,672
	Energy Transfer LP	5.950%	10/1/43	2,300	2,858
	Energy Transfer LP	5.300%	4/1/44	10,675	12,365
	Energy Transfer LP	5.150%	3/15/45	2,780	3,204
	Energy Transfer LP	5.350%	5/15/45	8,275	9,577
	Energy Transfer LP	6.125%	12/15/45	14,450	18,395
	Energy Transfer LP	5.300%	4/15/47	9,890	11,542
	Energy Transfer LP	5.400%	10/1/47	11,897	14,082
	Energy Transfer LP	6.000%	6/15/48	11,300	14,289
	Energy Transfer LP	6.250%	4/15/49	17,300	22,750
	Energy Transfer LP	5.000%	5/15/50	22,700	26,224
	Eni USA Inc.	7.300%	11/15/27	1,095	1,428
	Enterprise Products Operating LLC	3.500%	2/1/22	6,075	6,188
	Enterprise Products Operating LLC	3.350%	3/15/23	10,929	11,381
	Enterprise Products Operating LLC	3.900%	2/15/24	12,220	13,154
	Enterprise Products Operating LLC	3.750%	2/15/25	7,925	8,640
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	14,046
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,567
	Enterprise Products Operating LLC	4.150%	10/16/28	5,870	6,742
	Enterprise Products Operating LLC	3.125%	7/31/29	24,940	26,909
	Enterprise Products Operating LLC	2.800%	1/31/30	10,700	11,305

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	8,843	12,599
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	235	330
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	5,113
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	8,195
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	10,268
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	5,484
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	15,052
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	17,980
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	27,392
	Enterprise Products Operating LLC	5.100%	2/15/45	10,370	13,158
	Enterprise Products Operating LLC	4.900%	5/15/46	10,385	12,851
	Enterprise Products Operating LLC	4.250%	2/15/48	18,492	21,270
	Enterprise Products Operating LLC	4.800%	2/1/49	14,798	18,224
	Enterprise Products Operating LLC	4.200%	1/31/50	22,000	25,462
	Enterprise Products Operating LLC	3.700%	1/31/51	1,245	1,338
	Enterprise Products Operating LLC	3.200%	2/15/52	8,525	8,447
	Enterprise Products Operating LLC	4.950%	10/15/54	4,025	5,020
	Enterprise Products Operating LLC	3.950%	1/31/60	12,900	14,341
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	2,200
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	11,315	11,653
	EOG Resources Inc.	2.625%	3/15/23	15,165	15,659
	EOG Resources Inc.	3.150%	4/1/25	800	862
	EOG Resources Inc.	4.150%	1/15/26	6,750	7,601
	EOG Resources Inc.	4.375%	4/15/30	11,695	13,862
	EOG Resources Inc.	4.950%	4/15/50	10,000	13,360
	Exxon Mobil Corp.	2.397%	3/6/22	31,850	32,208
	Exxon Mobil Corp.	2.726%	3/1/23	43,075	44,602
	Exxon Mobil Corp.	1.571%	4/15/23	14,238	14,546
	Exxon Mobil Corp.	2.019%	8/16/24	6,300	6,556
	Exxon Mobil Corp.	2.992%	3/19/25	37,100	39,807
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	29,711
	Exxon Mobil Corp.	2.275%	8/16/26	4,225	4,457
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	10,200
	Exxon Mobil Corp.	3.482%	3/19/30	15,000	16,847
	Exxon Mobil Corp.	2.610%	10/15/30	30,455	32,123
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	11,830
	Exxon Mobil Corp.	4.227%	3/19/40	26,450	31,651
	Exxon Mobil Corp.	3.567%	3/6/45	14,153	15,506
	Exxon Mobil Corp.	4.114%	3/1/46	12,400	14,657
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	18,800
	Exxon Mobil Corp.	4.327%	3/19/50	36,990	45,918
	Exxon Mobil Corp.	3.452%	4/15/51	30,641	33,343
	Halliburton Co.	3.500%	8/1/23	284	299
	Halliburton Co.	3.800%	11/15/25	1,510	1,669
	Halliburton Co.	2.920%	3/1/30	14,200	14,759
	Halliburton Co.	4.850%	11/15/35	16,325	19,227
	Halliburton Co.	6.700%	9/15/38	16,880	23,113
	Halliburton Co.	4.500%	11/15/41	2,500	2,806
	Halliburton Co.	4.750%	8/1/43	11,075	12,860
	Halliburton Co.	5.000%	11/15/45	24,117	29,447
[3]	Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,425
	Hess Corp.	3.500%	7/15/24	2,750	2,921
	Hess Corp.	4.300%	4/1/27	8,460	9,424
	Hess Corp.	7.300%	8/15/31	3,400	4,608
	Hess Corp.	7.125%	3/15/33	2,780	3,764

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hess Corp.	6.000%	1/15/40	12,050	15,471
	Hess Corp.	5.600%	2/15/41	15,672	19,600
	Hess Corp.	5.800%	4/1/47	600	783
	HollyFrontier Corp.	2.625%	10/1/23	5,100	5,278
	HollyFrontier Corp.	5.875%	4/1/26	8,008	9,260
	HollyFrontier Corp.	4.500%	10/1/30	5,300	5,691
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,411	4,520
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	15,185	15,675
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	8,994
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,668
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,906
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,990	8,711
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	12,934
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,682
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,810	3,966
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	6,412
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	9,438
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,771	12,526
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	13,473
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	6,857
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	2,584
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	7,052
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	12,166
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	5,244
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	7,782
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	6,176
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	11,823
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	3,286
	Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,682
	Kinder Morgan Inc.	4.300%	6/1/25	5,295	5,898
	Kinder Morgan Inc.	4.300%	3/1/28	5,000	5,711
	Kinder Morgan Inc.	2.000%	2/15/31	13,800	13,285
[3]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,908
[3]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	11,465
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	11,433
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	31,980
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	10,841
	Kinder Morgan Inc.	5.200%	3/1/48	2,100	2,640
	Kinder Morgan Inc.	3.250%	8/1/50	9,200	8,905
	Kinder Morgan Inc.	3.600%	2/15/51	10,000	10,218
	Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,449
	Magellan Midstream Partners LP	3.250%	6/1/30	11,150	12,003
	Magellan Midstream Partners LP	5.150%	10/15/43	3,775	4,681
	Magellan Midstream Partners LP	4.250%	9/15/46	5,285	5,987
	Magellan Midstream Partners LP	4.200%	10/3/47	10,710	11,967
	Magellan Midstream Partners LP	4.850%	2/1/49	500	606
	Magellan Midstream Partners LP	3.950%	3/1/50	7,450	8,078
	Marathon Oil Corp.	3.850%	6/1/25	8,000	8,714
	Marathon Oil Corp.	4.400%	7/15/27	15,100	17,098
	Marathon Oil Corp.	6.800%	3/15/32	6,755	8,872
	Marathon Oil Corp.	6.600%	10/1/37	8,457	11,262
	Marathon Oil Corp.	5.200%	6/1/45	3,148	3,777
	Marathon Petroleum Corp.	4.500%	5/1/23	13,900	14,829
	Marathon Petroleum Corp.	4.750%	12/15/23	5,605	6,115
	Marathon Petroleum Corp.	3.625%	9/15/24	7,400	7,962

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marathon Petroleum Corp.	4.700%	5/1/25	12,000	13,533
Marathon Petroleum Corp.	5.125%	12/15/26	10,000	11,773
Marathon Petroleum Corp.	3.800%	4/1/28	3,825	4,261
Marathon Petroleum Corp.	6.500%	3/1/41	13,232	18,394
Marathon Petroleum Corp.	4.750%	9/15/44	7,095	8,405
Marathon Petroleum Corp.	4.500%	4/1/48	7,685	8,789
Marathon Petroleum Corp.	5.000%	9/15/54	4,425	5,291
MPLX LP	3.500%	12/1/22	5,050	5,246
MPLX LP	3.375%	3/15/23	4,000	4,181
MPLX LP	4.500%	7/15/23	18,455	19,752
MPLX LP	4.875%	12/1/24	20,408	22,858
MPLX LP	4.000%	2/15/25	6,000	6,548
MPLX LP	4.875%	6/1/25	13,424	15,156
MPLX LP	1.750%	3/1/26	15,519	15,696
MPLX LP	4.125%	3/1/27	10,525	11,752
MPLX LP	4.250%	12/1/27	13,960	15,797
MPLX LP	4.000%	3/15/28	13,650	15,264
MPLX LP	4.800%	2/15/29	7,643	8,960
MPLX LP	2.650%	8/15/30	27,341	27,636
MPLX LP	4.500%	4/15/38	11,050	12,633
MPLX LP	5.200%	3/1/47	14,335	17,597
MPLX LP	5.200%	12/1/47	11,225	13,702
MPLX LP	4.700%	4/15/48	14,495	16,853
MPLX LP	5.500%	2/15/49	11,690	15,126
MPLX LP	4.900%	4/15/58	4,500	5,376
NOV Inc.	3.600%	12/1/29	5,000	5,228
NOV Inc.	3.950%	12/1/42	2,700	2,665
ONEOK Inc.	4.250%	2/1/22	5,000	5,062
ONEOK Inc.	7.500%	9/1/23	4,293	4,835
ONEOK Inc.	2.750%	9/1/24	2,070	2,178
ONEOK Inc.	5.850%	1/15/26	3,367	3,985
ONEOK Inc.	4.000%	7/13/27	9,250	10,222
ONEOK Inc.	4.550%	7/15/28	12,150	13,854
ONEOK Inc.	4.350%	3/15/29	9,600	10,839
ONEOK Inc.	3.400%	9/1/29	13,025	13,887
ONEOK Inc.	3.100%	3/15/30	3,000	3,137
ONEOK Inc.	6.350%	1/15/31	7,000	9,053
ONEOK Inc.	6.000%	6/15/35	550	689
ONEOK Inc.	4.950%	7/13/47	9,164	10,738
ONEOK Inc.	5.200%	7/15/48	8,100	9,935
ONEOK Inc.	4.450%	9/1/49	8,210	9,118
ONEOK Inc.	4.500%	3/15/50	8,000	8,929
ONEOK Inc.	7.150%	1/15/51	2,900	4,285
ONEOK Partners LP	3.375%	10/1/22	19,409	19,945
ONEOK Partners LP	4.900%	3/15/25	5,039	5,642
ONEOK Partners LP	6.650%	10/1/36	10,153	13,670
ONEOK Partners LP	6.850%	10/15/37	6,725	9,183
ONEOK Partners LP	6.125%	2/1/41	750	967
ONEOK Partners LP	6.200%	9/15/43	4,185	5,504
Phillips 66	4.300%	4/1/22	14,230	14,646
Phillips 66	3.700%	4/6/23	3,000	3,167
Phillips 66	0.900%	2/15/24	4,000	4,004
Phillips 66	3.850%	4/9/25	7,700	8,475
Phillips 66	1.300%	2/15/26	2,800	2,801
Phillips 66	3.900%	3/15/28	5,250	5,906

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Phillips 66	2.150%	12/15/30	19,000	18,692
Phillips 66	4.650%	11/15/34	9,650	11,507
Phillips 66	5.875%	5/1/42	16,587	22,616
Phillips 66	4.875%	11/15/44	14,925	18,688
Phillips 66 Partners LP	2.450%	12/15/24	1,964	2,050
Phillips 66 Partners LP	3.605%	2/15/25	5,400	5,823
Phillips 66 Partners LP	3.550%	10/1/26	6,075	6,606
Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,191
Phillips 66 Partners LP	3.150%	12/15/29	5,275	5,544
Phillips 66 Partners LP	4.680%	2/15/45	4,740	5,424
Phillips 66 Partners LP	4.900%	10/1/46	6,680	7,945
Pioneer Natural Resources Co.	0.550%	5/15/23	2,500	2,502
Pioneer Natural Resources Co.	0.750%	1/15/24	7,150	7,150
Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	6,336
Pioneer Natural Resources Co.	4.450%	1/15/26	10,085	11,374
Pioneer Natural Resources Co.	1.900%	8/15/30	11,865	11,435
Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	9,813
Plains All American Pipeline LP	2.850%	1/31/23	6,697	6,874
Plains All American Pipeline LP	3.850%	10/15/23	2,596	2,752
Plains All American Pipeline LP	3.600%	11/1/24	15,150	16,242
Plains All American Pipeline LP	4.650%	10/15/25	11,466	12,830
Plains All American Pipeline LP	4.500%	12/15/26	10,450	11,740
Plains All American Pipeline LP	3.550%	12/15/29	13,200	13,922
Plains All American Pipeline LP	3.800%	9/15/30	7,300	7,818
Plains All American Pipeline LP	6.650%	1/15/37	4,100	5,375
Plains All American Pipeline LP	5.150%	6/1/42	6,275	7,038
Plains All American Pipeline LP	4.300%	1/31/43	6,220	6,246
Plains All American Pipeline LP	4.700%	6/15/44	8,580	9,096
Plains All American Pipeline LP	4.900%	2/15/45	5,289	5,753
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,110	12,424
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,309	15,379
Sabine Pass Liquefaction LLC	5.750%	5/15/24	26,178	29,395
Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	24,583
Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,000	14,201
Sabine Pass Liquefaction LLC	5.000%	3/15/27	16,000	18,476
Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	23,833
Sabine Pass Liquefaction LLC	4.500%	5/15/30	19,795	22,839
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,000	5,062
Schlumberger Investment SA	3.650%	12/1/23	12,338	13,172
Schlumberger Investment SA	2.650%	6/26/30	17,060	17,944
Shell International Finance BV	2.375%	8/21/22	8,765	8,972
Shell International Finance BV	2.250%	1/6/23	4,505	4,637
Shell International Finance BV	3.400%	8/12/23	8,580	9,116
Shell International Finance BV	3.500%	11/13/23	9,800	10,477
Shell International Finance BV	2.000%	11/7/24	18,445	19,194
Shell International Finance BV	2.375%	4/6/25	29,650	31,203
Shell International Finance BV	3.250%	5/11/25	29,400	31,923
Shell International Finance BV	2.875%	5/10/26	9,980	10,787
Shell International Finance BV	2.500%	9/12/26	7,897	8,409
Shell International Finance BV	3.875%	11/13/28	15,425	17,706
Shell International Finance BV	2.375%	11/7/29	47,174	49,027
Shell International Finance BV	2.750%	4/6/30	23,705	25,272
Shell International Finance BV	4.125%	5/11/35	23,141	27,484
Shell International Finance BV	6.375%	12/15/38	22,523	33,405
Shell International Finance BV	3.625%	8/21/42	12,227	13,745

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	4.550%	8/12/43	16,125	20,127
Shell International Finance BV	4.375%	5/11/45	28,387	34,812
Shell International Finance BV	4.000%	5/10/46	26,925	31,493
Shell International Finance BV	3.750%	9/12/46	6,325	7,154
Shell International Finance BV	3.125%	11/7/49	9,195	9,517
Shell International Finance BV	3.250%	4/6/50	15,515	16,516
Spectra Energy Partners LP	4.750%	3/15/24	25,305	27,783
Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,821
Spectra Energy Partners LP	3.375%	10/15/26	5,145	5,594
Spectra Energy Partners LP	5.950%	9/25/43	3,140	4,255
Spectra Energy Partners LP	4.500%	3/15/45	10,925	12,832
Suncor Energy Inc.	2.800%	5/15/23	17,020	17,690
Suncor Energy Inc.	3.600%	12/1/24	861	930
Suncor Energy Inc.	3.100%	5/15/25	16,280	17,430
Suncor Energy Inc.	7.150%	2/1/32	4,080	5,701
Suncor Energy Inc.	5.350%	7/15/33	2,625	3,236
Suncor Energy Inc.	5.950%	12/1/34	1,295	1,712
Suncor Energy Inc.	5.950%	5/15/35	6,495	8,543
Suncor Energy Inc.	6.800%	5/15/38	8,815	12,667
Suncor Energy Inc.	6.500%	6/15/38	13,285	18,750
Suncor Energy Inc.	6.850%	6/1/39	2,250	3,285
Suncor Energy Inc.	4.000%	11/15/47	9,295	10,272
Suncor Energy Inc.	3.750%	3/4/51	8,350	9,028
TC PipeLines LP	3.900%	5/25/27	7,100	7,841
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	1,043
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	288
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,449
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	11,342	11,880
TotalEnergies Capital International SA	2.875%	2/17/22	11,175	11,362
TotalEnergies Capital International SA	2.700%	1/25/23	11,340	11,755
TotalEnergies Capital International SA	3.700%	1/15/24	12,666	13,654
TotalEnergies Capital International SA	3.750%	4/10/24	4,000	4,345
TotalEnergies Capital International SA	2.434%	1/10/25	11,442	12,033
TotalEnergies Capital International SA	3.455%	2/19/29	18,685	20,833
TotalEnergies Capital International SA	2.829%	1/10/30	11,000	11,809
TotalEnergies Capital International SA	2.986%	6/29/41	15,428	15,694
TotalEnergies Capital International SA	3.461%	7/12/49	1,400	1,509
TotalEnergies Capital International SA	3.127%	5/29/50	29,000	29,431
TotalEnergies Capital International SA	3.386%	6/29/60	7,000	7,391
TotalEnergies Capital SA	3.883%	10/11/28	10,100	11,579
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,205	6,349
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,869
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	6,897
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	11,615
TransCanada PipeLines Ltd.	4.100%	4/15/30	31,700	36,390
TransCanada PipeLines Ltd.	4.625%	3/1/34	20,031	23,760
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,950
TransCanada PipeLines Ltd.	5.850%	3/15/36	4,125	5,462
TransCanada PipeLines Ltd.	6.200%	10/15/37	23,675	32,522
TransCanada PipeLines Ltd.	4.750%	5/15/38	13,700	16,475
TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	7,525
TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	16,687
TransCanada PipeLines Ltd.	5.000%	10/16/43	7,700	9,568
TransCanada PipeLines Ltd.	4.875%	5/15/48	19,525	24,692
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,705

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,756
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	15,683
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,356
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	3,252
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,954
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	7,000	7,861
	Valero Energy Corp.	2.700%	4/15/23	20,627	21,389
	Valero Energy Corp.	1.200%	3/15/24	3,000	3,024
	Valero Energy Corp.	3.650%	3/15/25	100	109
	Valero Energy Corp.	2.850%	4/15/25	6,000	6,362
	Valero Energy Corp.	3.400%	9/15/26	20,926	22,663
	Valero Energy Corp.	2.150%	9/15/27	11,000	11,185
	Valero Energy Corp.	4.350%	6/1/28	16,488	18,787
	Valero Energy Corp.	4.000%	4/1/29	6,000	6,699
	Valero Energy Corp.	7.500%	4/15/32	7,131	10,032
	Valero Energy Corp.	6.625%	6/15/37	18,035	24,704
	Valero Energy Corp.	4.900%	3/15/45	4,900	6,115
	Valero Energy Partners LP	4.375%	12/15/26	5,850	6,630
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,521
	Williams Cos. Inc.	4.000%	11/15/21	4,500	4,519
	Williams Cos. Inc.	3.600%	3/15/22	10,530	10,710
	Williams Cos. Inc.	3.350%	8/15/22	6,300	6,457
	Williams Cos. Inc.	3.700%	1/15/23	6,950	7,235
	Williams Cos. Inc.	4.500%	11/15/23	5,650	6,122
	Williams Cos. Inc.	4.300%	3/4/24	11,400	12,393
	Williams Cos. Inc.	4.550%	6/24/24	14,050	15,477
	Williams Cos. Inc.	3.900%	1/15/25	22,560	24,665
	Williams Cos. Inc.	4.000%	9/15/25	7,275	8,059
	Williams Cos. Inc.	3.750%	6/15/27	12,000	13,324
	Williams Cos. Inc.	3.500%	11/15/30	22,510	24,570
[3]	Williams Cos. Inc.	7.500%	1/15/31	550	757
	Williams Cos. Inc.	2.600%	3/15/31	14,000	14,192
	Williams Cos. Inc.	6.300%	4/15/40	12,920	17,703
	Williams Cos. Inc.	5.800%	11/15/43	8,000	10,565
	Williams Cos. Inc.	5.400%	3/4/44	9,250	11,707
	Williams Cos. Inc.	5.750%	6/24/44	7,700	10,109
	Williams Cos. Inc.	4.900%	1/15/45	6,678	8,076
	Williams Cos. Inc.	5.100%	9/15/45	11,038	13,704
	Williams Cos. Inc.	4.850%	3/1/48	3,000	3,651
					5,889,664
Financials (7.8%)
	ACE Capital Trust II	9.700%	4/1/30	725	1,094
[3]	Aegon NV	5.500%	4/11/48	4,000	4,540
	AerCap Ireland Capital DAC	4.625%	7/1/22	6,850	7,125
	AerCap Ireland Capital DAC	3.300%	1/23/23	5,045	5,228
	AerCap Ireland Capital DAC	4.125%	7/3/23	1,000	1,060
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,200	4,505
	AerCap Ireland Capital DAC	4.875%	1/16/24	5,970	6,502
	AerCap Ireland Capital DAC	3.150%	2/15/24	5,000	5,242
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	2,172
	AerCap Ireland Capital DAC	6.500%	7/15/25	19,204	22,517
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	9,847
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	9,885
	AerCap Ireland Capital DAC	4.450%	4/3/26	10,139	11,138
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	13,052

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	24,579
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	16,763
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,401
	Affiliated Managers Group Inc.	3.500%	8/1/25	5,908	6,422
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,376	12,272
	Aflac Inc.	3.625%	11/15/24	6,610	7,249
	Aflac Inc.	3.250%	3/17/25	5,175	5,606
	Aflac Inc.	1.125%	3/15/26	2,000	2,004
	Aflac Inc.	2.875%	10/15/26	7,775	8,365
	Aflac Inc.	3.600%	4/1/30	27,801	31,340
	Aflac Inc.	4.000%	10/15/46	6,700	7,785
	Aflac Inc.	4.750%	1/15/49	9,075	11,945
	Air Lease Corp.	3.750%	2/1/22	5,625	5,702
	Air Lease Corp.	2.625%	7/1/22	5,000	5,094
	Air Lease Corp.	2.250%	1/15/23	1,000	1,026
	Air Lease Corp.	2.750%	1/15/23	4,000	4,126
	Air Lease Corp.	3.875%	7/3/23	4,350	4,616
	Air Lease Corp.	3.000%	9/15/23	3,825	4,002
[3]	Air Lease Corp.	4.250%	2/1/24	10,350	11,211
[3]	Air Lease Corp.	0.700%	2/15/24	5,000	4,976
	Air Lease Corp.	4.250%	9/15/24	600	655
[3]	Air Lease Corp.	2.300%	2/1/25	4,500	4,648
	Air Lease Corp.	3.250%	3/1/25	11,202	11,936
	Air Lease Corp.	3.375%	7/1/25	7,000	7,515
[3]	Air Lease Corp.	2.875%	1/15/26	8,734	9,186
[3]	Air Lease Corp.	3.750%	6/1/26	2,680	2,931
	Air Lease Corp.	1.875%	8/15/26	10,000	10,009
	Air Lease Corp.	3.625%	4/1/27	11,569	12,455
	Air Lease Corp.	3.625%	12/1/27	6,800	7,311
	Air Lease Corp.	4.625%	10/1/28	6,300	7,120
	Air Lease Corp.	3.250%	10/1/29	4,265	4,437
[3]	Air Lease Corp.	3.000%	2/1/30	10,300	10,435
	Air Lease Corp.	3.125%	12/1/30	5,000	5,084
	Aircastle Ltd.	4.400%	9/25/23	5,800	6,211
	Aircastle Ltd.	4.250%	6/15/26	18,771	20,375
	Alleghany Corp.	4.900%	9/15/44	4,575	5,739
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,920
	Allstate Corp.	3.150%	6/15/23	9,742	10,253
	Allstate Corp.	0.750%	12/15/25	4,000	3,965
	Allstate Corp.	3.280%	12/15/26	7,950	8,779
	Allstate Corp.	1.450%	12/15/30	14,000	13,383
	Allstate Corp.	5.350%	6/1/33	1,700	2,198
	Allstate Corp.	5.550%	5/9/35	975	1,334
	Allstate Corp.	5.950%	4/1/36	925	1,289
	Allstate Corp.	4.500%	6/15/43	5,950	7,494
	Allstate Corp.	4.200%	12/15/46	2,265	2,787
	Allstate Corp.	3.850%	8/10/49	6,280	7,462
[3]	Allstate Corp.	5.750%	8/15/53	9,450	10,257
[3]	Allstate Corp.	6.500%	5/15/57	5,775	7,624
	Ally Financial Inc.	4.125%	2/13/22	15,030	15,370
	Ally Financial Inc.	1.450%	10/2/23	30,020	30,493
	Ally Financial Inc.	3.875%	5/21/24	19,700	21,234
	Ally Financial Inc.	5.125%	9/30/24	18,218	20,536
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,322
[3]	Ally Financial Inc.	8.000%	11/1/31	26,625	38,293

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	8.000%	11/1/31	2,250	3,172
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,550	5,149
	American Express Co.	3.700%	11/5/21	7,229	7,294
	American Express Co.	2.500%	8/1/22	24,298	24,818
	American Express Co.	2.650%	12/2/22	12,750	13,167
	American Express Co.	3.400%	2/27/23	26,198	27,428
	American Express Co.	3.700%	8/3/23	13,100	13,949
	American Express Co.	3.400%	2/22/24	10,000	10,702
	American Express Co.	2.500%	7/30/24	8,300	8,747
	American Express Co.	3.000%	10/30/24	37,849	40,593
	American Express Co.	3.625%	12/5/24	19,560	21,407
	American Express Co.	4.200%	11/6/25	11,265	12,753
	American Express Co.	3.125%	5/20/26	6,748	7,376
	American Express Co.	4.050%	12/3/42	11,223	13,431
[3]	American Express Credit Corp.	2.700%	3/3/22	26,325	26,702
[3]	American Express Credit Corp.	3.300%	5/3/27	4,975	5,505
	American Financial Group Inc.	3.500%	8/15/26	2,825	3,073
	American Financial Group Inc.	5.250%	4/2/30	4,396	5,397
	American Financial Group Inc.	4.500%	6/15/47	6,893	8,252
	American International Group Inc.	4.125%	2/15/24	2,605	2,836
	American International Group Inc.	2.500%	6/30/25	31,682	33,423
	American International Group Inc.	3.750%	7/10/25	11,480	12,643
	American International Group Inc.	3.900%	4/1/26	10,473	11,691
	American International Group Inc.	4.200%	4/1/28	11,525	13,242
	American International Group Inc.	4.250%	3/15/29	5,995	6,919
	American International Group Inc.	3.400%	6/30/30	22,000	24,131
	American International Group Inc.	3.875%	1/15/35	13,601	15,373
	American International Group Inc.	4.700%	7/10/35	3,860	4,675
	American International Group Inc.	6.250%	5/1/36	15,405	21,501
	American International Group Inc.	4.500%	7/16/44	18,865	22,899
	American International Group Inc.	4.800%	7/10/45	15,577	19,523
	American International Group Inc.	4.750%	4/1/48	12,629	16,043
[3]	American International Group Inc.	5.750%	4/1/48	7,950	9,049
	American International Group Inc.	4.375%	6/30/50	3,645	4,439
	American International Group Inc.	4.375%	1/15/55	10,345	12,572
[3]	American International Group Inc.	8.175%	5/15/58	2,975	4,293
	Ameriprise Financial Inc.	4.000%	10/15/23	12,169	13,152
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,922
	Ameriprise Financial Inc.	3.000%	4/2/25	700	750
	Ameriprise Financial Inc.	2.875%	9/15/26	4,800	5,158
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,432
[3]	Aon Corp.	8.205%	1/1/27	3,000	3,935
	Aon Corp.	4.500%	12/15/28	10,500	12,277
	Aon Corp.	3.750%	5/2/29	1,280	1,440
	Aon Corp.	2.800%	5/15/30	16,672	17,540
	Aon Corp.	6.250%	9/30/40	4,650	6,708
	Aon plc	4.000%	11/27/23	2,675	2,870
	Aon plc	3.500%	6/14/24	10,100	10,861
	Aon plc	3.875%	12/15/25	5,774	6,419
	Aon plc	4.600%	6/14/44	8,451	10,562
	Aon plc	4.750%	5/15/45	1,104	1,423
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,344
	Arch Capital Finance LLC	5.031%	12/15/46	4,725	6,159
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,627

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arch Capital Group Ltd.	3.635%	6/30/50	8,110	8,758
	Arch Capital Group US Inc.	5.144%	11/1/43	8,337	10,974
	Ares Capital Corp.	3.500%	2/10/23	21,245	22,052
	Ares Capital Corp.	4.200%	6/10/24	6,610	7,105
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,680
	Ares Capital Corp.	3.250%	7/15/25	23,468	24,693
	Ares Capital Corp.	3.875%	1/15/26	5,300	5,681
	Ares Capital Corp.	2.150%	7/15/26	6,000	5,970
	Arthur J Gallagher & Co.	2.500%	5/20/31	6,000	6,064
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	10,486
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,803
	Associated Banc-Corp	4.250%	1/15/25	500	543
[3]	Associated Bank NA	3.500%	8/13/21	3,100	3,103
	Assurant Inc.	4.000%	3/15/23	6,975	7,377
	Assurant Inc.	4.200%	9/27/23	1,500	1,611
	Assurant Inc.	4.900%	3/27/28	1,600	1,865
	Assurant Inc.	3.700%	2/22/30	1,300	1,412
	Assurant Inc.	6.750%	2/15/34	917	1,203
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,450	4,978
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	2,078
	Athene Holding Ltd.	4.125%	1/12/28	12,525	13,998
	Athene Holding Ltd.	6.150%	4/3/30	15,225	19,229
	Athene Holding Ltd.	3.500%	1/15/31	16,896	18,032
	Athene Holding Ltd.	3.950%	5/25/51	7,500	8,029
[3]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	17,374
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,335
	AXA SA	8.600%	12/15/30	13,320	20,227
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,865
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	3,095
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	11,081
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	3,073
	Banco Santander SA	3.125%	2/23/23	10,000	10,411
	Banco Santander SA	3.848%	4/12/23	14,850	15,698
	Banco Santander SA	2.706%	6/27/24	4,393	4,624
	Banco Santander SA	2.746%	5/28/25	5,000	5,269
	Banco Santander SA	5.179%	11/19/25	12,510	14,312
	Banco Santander SA	1.849%	3/25/26	27,116	27,428
	Banco Santander SA	4.250%	4/11/27	18,975	21,389
	Banco Santander SA	3.800%	2/23/28	12,800	14,147
	Banco Santander SA	4.379%	4/12/28	7,800	8,910
	Banco Santander SA	3.490%	5/28/30	6,000	6,478
	Banco Santander SA	2.749%	12/3/30	15,000	14,866
	Banco Santander SA	2.958%	3/25/31	15,700	16,184
	Bancolombia SA	3.000%	1/29/25	2,700	2,768
[3]	Bank of America Corp.	2.503%	10/21/22	41,925	42,204
[3]	Bank of America Corp.	3.300%	1/11/23	48,650	50,771
[3]	Bank of America Corp.	2.816%	7/21/23	32,850	33,667
	Bank of America Corp.	4.100%	7/24/23	22,253	23,913
[3]	Bank of America Corp.	3.004%	12/20/23	86,081	89,222
[3]	Bank of America Corp.	4.125%	1/22/24	2,000	2,178
[3]	Bank of America Corp.	3.550%	3/5/24	63,855	67,082
[3]	Bank of America Corp.	4.000%	4/1/24	2,000	2,181
[3]	Bank of America Corp.	0.523%	6/14/24	20,000	19,994

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	3.864%	7/23/24	43,445	46,301
[3]	Bank of America Corp.	4.200%	8/26/24	45,489	49,929
[3]	Bank of America Corp.	0.810%	10/24/24	50,901	51,072
[3]	Bank of America Corp.	4.000%	1/22/25	50,180	55,042
[3]	Bank of America Corp.	3.458%	3/15/25	20,250	21,644
[3]	Bank of America Corp.	3.950%	4/21/25	32,350	35,523
	Bank of America Corp.	0.976%	4/22/25	50,000	50,157
[3]	Bank of America Corp.	3.875%	8/1/25	21,623	24,015
[3]	Bank of America Corp.	3.093%	10/1/25	30,925	32,937
[3]	Bank of America Corp.	2.456%	10/22/25	11,675	12,217
[3]	Bank of America Corp.	3.366%	1/23/26	37,994	40,950
[3]	Bank of America Corp.	2.015%	2/13/26	2,355	2,428
[3]	Bank of America Corp.	4.450%	3/3/26	22,051	25,013
[3]	Bank of America Corp.	3.500%	4/19/26	28,565	31,442
[3]	Bank of America Corp.	1.319%	6/19/26	17,500	17,542
[3]	Bank of America Corp.	4.250%	10/22/26	14,515	16,387
[3]	Bank of America Corp.	1.197%	10/24/26	15,000	14,878
[3]	Bank of America Corp.	1.658%	3/11/27	15,000	15,127
[3]	Bank of America Corp.	3.559%	4/23/27	49,330	54,009
	Bank of America Corp.	1.734%	7/22/27	41,550	41,893
[3]	Bank of America Corp.	3.248%	10/21/27	53,700	58,250
[3]	Bank of America Corp.	4.183%	11/25/27	5,000	5,598
[3]	Bank of America Corp.	3.824%	1/20/28	22,992	25,535
[3]	Bank of America Corp.	3.705%	4/24/28	25,875	28,612
[3]	Bank of America Corp.	3.593%	7/21/28	45,625	50,187
[3]	Bank of America Corp.	3.419%	12/20/28	82,985	90,481
[3]	Bank of America Corp.	3.970%	3/5/29	10,000	11,274
[3]	Bank of America Corp.	2.087%	6/14/29	20,000	20,163
[3]	Bank of America Corp.	4.271%	7/23/29	30,000	34,477
[3]	Bank of America Corp.	3.974%	2/7/30	10,000	11,339
[3]	Bank of America Corp.	3.194%	7/23/30	2,865	3,084
[3]	Bank of America Corp.	2.884%	10/22/30	38,825	40,872
[3]	Bank of America Corp.	2.496%	2/13/31	40,955	41,874
[3]	Bank of America Corp.	2.592%	4/29/31	63,048	64,902
[3]	Bank of America Corp.	1.898%	7/23/31	18,000	17,466
[3]	Bank of America Corp.	1.922%	10/24/31	45,000	43,861
[3]	Bank of America Corp.	2.651%	3/11/32	13,300	13,653
	Bank of America Corp.	2.687%	4/22/32	57,010	58,725
	Bank of America Corp.	6.110%	1/29/37	21,337	29,282
[3]	Bank of America Corp.	4.244%	4/24/38	19,571	23,260
	Bank of America Corp.	7.750%	5/14/38	19,790	31,352
[3]	Bank of America Corp.	4.078%	4/23/40	23,405	27,370
[3]	Bank of America Corp.	2.676%	6/19/41	34,200	33,277
[3]	Bank of America Corp.	5.875%	2/7/42	13,775	19,804
	Bank of America Corp.	3.311%	4/22/42	43,400	45,901
[3]	Bank of America Corp.	5.000%	1/21/44	23,437	31,213
[3]	Bank of America Corp.	4.875%	4/1/44	11,687	15,246
[3]	Bank of America Corp.	4.750%	4/21/45	4,425	5,656
[3]	Bank of America Corp.	4.443%	1/20/48	25,398	31,479
[3]	Bank of America Corp.	3.946%	1/23/49	10,575	12,235
[3]	Bank of America Corp.	4.330%	3/15/50	2,600	3,205
[3]	Bank of America Corp.	4.083%	3/20/51	94,135	112,351
[3]	Bank of America Corp.	2.831%	10/24/51	75	73
[3]	Bank of America Corp.	3.483%	3/13/52	12,350	13,513
[3]	Bank of America NA	6.000%	10/15/36	7,400	10,356

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of Montreal	2.900%	3/26/22	27,150	27,688
[3]	Bank of Montreal	2.350%	9/11/22	1,503	1,541
[3]	Bank of Montreal	2.550%	11/6/22	928	954
	Bank of Montreal	0.450%	12/8/23	9,050	9,053
[3]	Bank of Montreal	3.300%	2/5/24	8,220	8,803
[3]	Bank of Montreal	2.500%	6/28/24	8,700	9,183
[3]	Bank of Montreal	1.850%	5/1/25	24,110	24,913
[3]	Bank of Montreal	4.338%	10/5/28	3,850	4,131
[3]	Bank of Montreal	3.803%	12/15/32	18,390	20,274
[3]	Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,262
[3]	Bank of New York Mellon Corp.	1.850%	1/27/23	21,000	21,489
[3]	Bank of New York Mellon Corp.	2.950%	1/29/23	40,570	42,179
[3]	Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,759
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,520
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,288
[3]	Bank of New York Mellon Corp.	3.650%	2/4/24	5,100	5,497
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,098
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	12,422	13,427
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,000	2,096
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	4,702	5,055
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	3,584	3,679
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	473
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	9,358	10,076
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,779
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	14,182
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,904
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,683
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	4,040
[3]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	3,073
	Bank of Nova Scotia	2.000%	11/15/22	3,750	3,835
	Bank of Nova Scotia	2.375%	1/18/23	17,350	17,890
	Bank of Nova Scotia	1.950%	2/1/23	23,841	24,437
	Bank of Nova Scotia	1.625%	5/1/23	2,000	2,045
	Bank of Nova Scotia	0.700%	4/15/24	10,300	10,310
	Bank of Nova Scotia	2.200%	2/3/25	28,180	29,421
	Bank of Nova Scotia	1.300%	6/11/25	26,000	26,249
	Bank of Nova Scotia	4.500%	12/16/25	19,100	21,666
	Bank of Nova Scotia	2.700%	8/3/26	38,496	41,115
	Bank One Michigan	8.250%	11/1/24	6,000	7,374
	BankUnited Inc.	4.875%	11/17/25	1,284	1,463
	Barclays plc	3.200%	8/10/21	3,500	3,511
	Barclays plc	3.684%	1/10/23	18,925	19,246
[3]	Barclays plc	4.610%	2/15/23	26,484	27,155
[3]	Barclays plc	4.338%	5/16/24	14,800	15,778
	Barclays plc	1.007%	12/10/24	16,400	16,461
	Barclays plc	3.650%	3/16/25	15,176	16,457
[3]	Barclays plc	3.932%	5/7/25	47,460	51,207
	Barclays plc	4.375%	1/12/26	17,200	19,271
[3]	Barclays plc	2.852%	5/7/26	15,950	16,848
	Barclays plc	5.200%	5/12/26	19,105	21,869
	Barclays plc	4.337%	1/10/28	13,206	14,760
	Barclays plc	4.836%	5/9/28	26,410	29,640
[3]	Barclays plc	4.972%	5/16/29	14,400	16,873
[3]	Barclays plc	5.088%	6/20/30	10,530	12,239
	Barclays plc	2.645%	6/24/31	24,800	25,101

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	2.667%	3/10/32	14,250	14,347
	Barclays plc	3.564%	9/23/35	15,000	15,627
	Barclays plc	3.811%	3/10/42	9,600	10,131
	Barclays plc	5.250%	8/17/45	9,000	11,964
	Barclays plc	4.950%	1/10/47	13,800	17,815
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	2,020
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,887
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,575	4,490
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	11,979	14,906
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	31,422
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	21,555	26,770
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	22,000	21,932
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	9,357
	Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,269
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,279	17,931
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,785	51,146
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	3,540
	BGC Partners Inc.	3.750%	10/1/24	3,376	3,574
	BGC Partners Inc.	4.375%	12/15/25	7,500	8,131
	BlackRock Inc.	3.500%	3/18/24	7,650	8,268
	BlackRock Inc.	3.200%	3/15/27	6,000	6,647
	BlackRock Inc.	3.250%	4/30/29	3,000	3,355
	BlackRock Inc.	2.400%	4/30/30	11,000	11,517
	BlackRock Inc.	1.900%	1/28/31	13,575	13,577
[3,7]	Blackstone Secured Lending Fund	3.625%	1/15/26	5,000	5,310
[3,7]	Blackstone Secured Lending Fund	2.750%	9/16/26	5,000	5,068
[3]	BNP Paribas SA	3.250%	3/3/23	4,625	4,845
[3,7]	BNP Paribas SA	3.800%	1/10/24	500	537
[3]	BNP Paribas SA	4.250%	10/15/24	1,330	1,473
[3,7]	BNP Paribas SA	3.052%	1/13/31	7,955	8,381
[3,7]	BPCE SA	3.000%	5/22/22	5,700	5,836
	BPCE SA	4.000%	4/15/24	10,980	11,974
[3]	BPCE SA	3.375%	12/2/26	4,000	4,409
[3,7]	BPCE SA	3.250%	1/11/28	275	300
	Brighthouse Financial Inc.	3.700%	6/22/27	5,793	6,325
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	6,086
	Brighthouse Financial Inc.	4.700%	6/22/47	11,457	12,717
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,796	5,252
	Brookfield Finance Inc.	4.000%	4/1/24	9,920	10,725
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,143
	Brookfield Finance Inc.	3.900%	1/25/28	500	559
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	21,939
	Brookfield Finance Inc.	4.350%	4/15/30	920	1,063
	Brookfield Finance Inc.	2.724%	4/15/31	10,300	10,622
	Brookfield Finance Inc.	4.700%	9/20/47	8,175	9,968
	Brookfield Finance Inc.	3.500%	3/30/51	1,000	1,047
	Brookfield Finance LLC	3.450%	4/15/50	12,950	13,348
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,900
	Brown & Brown Inc.	4.500%	3/15/29	6,575	7,551
	Brown & Brown Inc.	2.375%	3/15/31	7,603	7,601
[3,7]	Business Development Corp. of America	3.250%	3/30/26	3,000	3,040
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	10,000	9,999
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	20,750	20,940
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	10,401	11,107
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	7,000	6,980

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	11,296
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,692
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,489
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,000	14,925
	Capital One Bank USA NA	3.375%	2/15/23	15,110	15,807
	Capital One Financial Corp.	3.050%	3/9/22	7,350	7,472
	Capital One Financial Corp.	3.200%	1/30/23	22,000	22,914
	Capital One Financial Corp.	2.600%	5/11/23	5,000	5,192
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,457
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,316
	Capital One Financial Corp.	3.750%	4/24/24	8,070	8,728
	Capital One Financial Corp.	3.300%	10/30/24	29,194	31,454
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,523
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,705
	Capital One Financial Corp.	4.200%	10/29/25	13,037	14,554
	Capital One Financial Corp.	3.750%	7/28/26	16,700	18,422
	Capital One Financial Corp.	3.750%	3/9/27	26,750	29,753
	Capital One Financial Corp.	3.650%	5/11/27	18,040	20,059
	Capital One Financial Corp.	3.800%	1/31/28	20,375	22,996
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,473
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	5,625
	Charles Schwab Corp.	3.225%	9/1/22	4,464	4,610
	Charles Schwab Corp.	2.650%	1/25/23	7,225	7,470
	Charles Schwab Corp.	3.550%	2/1/24	10,180	10,954
	Charles Schwab Corp.	4.200%	3/24/25	5,000	5,583
	Charles Schwab Corp.	3.850%	5/21/25	2,000	2,212
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,554
	Charles Schwab Corp.	0.900%	3/11/26	16,475	16,358
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,990
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,831
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,899
	Charles Schwab Corp.	2.000%	3/20/28	10,000	10,266
	Charles Schwab Corp.	4.000%	2/1/29	5,550	6,398
	Charles Schwab Corp.	3.250%	5/22/29	5,990	6,609
	Charles Schwab Corp.	4.625%	3/22/30	30	36
	Charles Schwab Corp.	1.650%	3/11/31	7,200	6,994
	Charles Schwab Corp.	2.300%	5/13/31	16,000	16,347
	Chubb Corp.	6.000%	5/11/37	4,200	6,070
[3]	Chubb Corp.	6.500%	5/15/38	7,955	12,043
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	21,980
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,263
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,518
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	8,271
	Chubb INA Holdings Inc.	3.350%	5/3/26	30,696	33,743
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,400	18,456
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,732
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	7,409
	Chubb INA Holdings Inc.	4.350%	11/3/45	27,337	34,567
	CI Financial Corp.	3.200%	12/17/30	7,000	7,187
	CI Financial Corp.	4.100%	6/15/51	8,000	8,335
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,331
	Citigroup Inc.	4.050%	7/30/22	9,500	9,870
	Citigroup Inc.	2.700%	10/27/22	5,000	5,143
[3]	Citigroup Inc.	2.312%	11/4/22	8,025	8,076
	Citigroup Inc.	3.375%	3/1/23	1,925	2,019

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.500%	5/15/23	22,865	24,101
[3]	Citigroup Inc.	2.876%	7/24/23	7,650	7,845
	Citigroup Inc.	3.875%	10/25/23	41,844	45,160
[3]	Citigroup Inc.	1.678%	5/15/24	5,750	5,872
[3]	Citigroup Inc.	4.044%	6/1/24	4,900	5,221
	Citigroup Inc.	3.750%	6/16/24	2,400	2,611
	Citigroup Inc.	4.000%	8/5/24	5,525	6,019
	Citigroup Inc.	0.776%	10/30/24	17,000	17,040
	Citigroup Inc.	3.875%	3/26/25	20,019	21,971
[3]	Citigroup Inc.	3.352%	4/24/25	2,000	2,133
	Citigroup Inc.	3.300%	4/27/25	1,950	2,120
	Citigroup Inc.	0.981%	5/1/25	15,000	15,037
	Citigroup Inc.	4.400%	6/10/25	49,525	55,326
	Citigroup Inc.	5.500%	9/13/25	4,400	5,127
	Citigroup Inc.	3.700%	1/12/26	13,478	14,896
	Citigroup Inc.	4.600%	3/9/26	37,650	42,886
[3]	Citigroup Inc.	3.106%	4/8/26	47,000	50,282
	Citigroup Inc.	3.400%	5/1/26	10,250	11,204
	Citigroup Inc.	3.200%	10/21/26	41,250	44,693
	Citigroup Inc.	4.300%	11/20/26	32,850	37,114
	Citigroup Inc.	1.122%	1/28/27	18,425	18,166
	Citigroup Inc.	4.450%	9/29/27	30,500	34,834
[3]	Citigroup Inc.	3.887%	1/10/28	35,125	39,084
	Citigroup Inc.	6.625%	1/15/28	25	32
[3]	Citigroup Inc.	3.668%	7/24/28	58,950	65,108
	Citigroup Inc.	4.125%	7/25/28	600	677
[3]	Citigroup Inc.	3.520%	10/27/28	30,050	32,908
[3]	Citigroup Inc.	3.980%	3/20/30	8,075	9,164
[3]	Citigroup Inc.	2.976%	11/5/30	38,100	40,414
[3]	Citigroup Inc.	2.666%	1/29/31	3,680	3,804
[3]	Citigroup Inc.	4.412%	3/31/31	78,850	92,183
[3]	Citigroup Inc.	2.572%	6/3/31	5,000	5,138
	Citigroup Inc.	6.625%	6/15/32	3,535	4,810
	Citigroup Inc.	5.875%	2/22/33	3,000	3,931
	Citigroup Inc.	6.000%	10/31/33	5,485	7,286
	Citigroup Inc.	6.125%	8/25/36	10,318	14,261
[3]	Citigroup Inc.	3.878%	1/24/39	13,125	15,064
	Citigroup Inc.	8.125%	7/15/39	14,836	25,624
[3]	Citigroup Inc.	5.316%	3/26/41	69,175	92,777
	Citigroup Inc.	5.875%	1/30/42	13,339	19,205
	Citigroup Inc.	6.675%	9/13/43	1,780	2,737
	Citigroup Inc.	4.950%	11/7/43	8,250	9,883
	Citigroup Inc.	5.300%	5/6/44	8,700	11,673
	Citigroup Inc.	4.650%	7/30/45	8,275	10,664
	Citigroup Inc.	4.750%	5/18/46	4,658	5,925
[3]	Citigroup Inc.	4.281%	4/24/48	2,125	2,642
	Citigroup Inc.	4.650%	7/23/48	9,785	12,817
[3]	Citizens Bank NA	3.250%	2/14/22	12,000	12,190
[3]	Citizens Bank NA	3.700%	3/29/23	9,000	9,473
[3]	Citizens Bank NA	3.750%	2/18/26	11,241	12,460
	Citizens Financial Group Inc.	2.850%	7/27/26	950	1,013
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	11,339
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	7,583
	Citizens Financial Group Inc.	4.300%	2/11/31	2,000	2,243
	Citizens Financial Group Inc.	2.638%	9/30/32	6,700	6,702

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CME Group Inc.	3.000%	9/15/22	20,055	20,695
	CME Group Inc.	3.750%	6/15/28	2,671	3,045
	CME Group Inc.	5.300%	9/15/43	7,140	10,253
	CME Group Inc.	4.150%	6/15/48	9,762	12,714
	CNA Financial Corp.	3.950%	5/15/24	7,955	8,620
	CNA Financial Corp.	4.500%	3/1/26	2,650	3,004
	CNA Financial Corp.	3.450%	8/15/27	5,000	5,478
	CNA Financial Corp.	3.900%	5/1/29	11,450	12,877
	CNA Financial Corp.	2.050%	8/15/30	2,445	2,404
	CNO Financial Group Inc.	5.250%	5/30/25	2,000	2,269
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	5,360
[3]	Comerica Bank	4.000%	7/27/25	3,332	3,683
	Comerica Inc.	3.700%	7/31/23	19,887	21,151
	Comerica Inc.	3.800%	7/22/26	850	942
	Comerica Inc.	4.000%	2/1/29	300	345
[3,7]	Commonwealth Bank of Australia	2.750%	3/10/22	2,600	2,645
[3,7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	536
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	20,262
	Cooperatieve Rabobank UA	3.950%	11/9/22	43,693	45,735
	Cooperatieve Rabobank UA	2.750%	1/10/23	550	570
	Cooperatieve Rabobank UA	4.625%	12/1/23	18,410	20,121
	Cooperatieve Rabobank UA	0.375%	1/12/24	26,450	26,347
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	13,192
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	10,229
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	13,123
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	915
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	28,899
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	39,111
	Credit Suisse AG	1.000%	5/5/23	42,944	43,382
	Credit Suisse AG	0.495%	2/2/24	2,500	2,491
[3]	Credit Suisse AG	3.625%	9/9/24	7,847	8,522
	Credit Suisse AG	2.950%	4/9/25	2,072	2,220
[3,7]	Credit Suisse Group AG	3.574%	1/9/23	1,470	1,493
	Credit Suisse Group AG	3.800%	6/9/23	21,815	23,103
	Credit Suisse Group AG	3.750%	3/26/25	32,302	35,035
	Credit Suisse Group AG	4.550%	4/17/26	27,406	31,015
[3,7]	Credit Suisse Group AG	4.282%	1/9/28	5,700	6,343
[3,7]	Credit Suisse Group AG	4.194%	4/1/31	23,143	26,008
	Credit Suisse Group AG	4.875%	5/15/45	13,580	17,137
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,450	1,508
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	6,946
[3]	Deutsche Bank AG	5.000%	2/14/22	3,425	3,517
[3]	Deutsche Bank AG	3.300%	11/16/22	5,900	6,105
	Deutsche Bank AG	3.950%	2/27/23	17,000	17,846
[3]	Deutsche Bank AG	3.700%	5/30/24	4,700	5,041
[3]	Deutsche Bank AG	2.222%	9/18/24	9,295	9,544
	Deutsche Bank AG	1.447%	4/1/25	3,550	3,569
[3]	Deutsche Bank AG	3.961%	11/26/25	15,000	16,232
[3]	Deutsche Bank AG	4.100%	1/13/26	7,825	8,580
	Deutsche Bank AG	1.686%	3/19/26	10,000	10,088
	Deutsche Bank AG	2.129%	11/24/26	10,500	10,662
[3]	Deutsche Bank AG	3.547%	9/18/31	6,000	6,385
[3]	Discover Bank	3.200%	8/9/21	1,400	1,401
[3]	Discover Bank	3.350%	2/6/23	9,300	9,697
[3]	Discover Bank	4.200%	8/8/23	9,475	10,204

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discover Bank	2.450%	9/12/24	11,400	11,927
[3]	Discover Bank	4.250%	3/13/26	6,203	6,968
[3]	Discover Bank	3.450%	7/27/26	25,250	27,552
[3]	Discover Bank	4.682%	8/9/28	3,190	3,388
[3]	Discover Bank	2.700%	2/6/30	8,000	8,376
	Discover Financial Services	5.200%	4/27/22	1,050	1,091
	Discover Financial Services	3.850%	11/21/22	5,630	5,899
	Discover Financial Services	3.950%	11/6/24	15,810	17,260
	Discover Financial Services	3.750%	3/4/25	12,486	13,625
	Discover Financial Services	4.500%	1/30/26	18,350	20,769
	Discover Financial Services	4.100%	2/9/27	15,300	17,145
	E*TRADE Financial Corp.	2.950%	8/24/22	4,262	4,376
	E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,816
	E*TRADE Financial Corp.	4.500%	6/20/28	3,630	4,211
	Eaton Vance Corp.	3.625%	6/15/23	2,875	3,044
	Eaton Vance Corp.	3.500%	4/6/27	2,600	2,834
	Enstar Group Ltd.	4.950%	6/1/29	7,960	9,140
	Equitable Holdings Inc.	3.900%	4/20/23	1,559	1,649
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,394
	Equitable Holdings Inc.	4.350%	4/20/28	21,650	24,821
	Equitable Holdings Inc.	5.000%	4/20/48	25,180	32,121
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	4,067
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	11,000	11,740
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	6,902
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	11,440
[3,7]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	5,220
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	4,643
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	6,981
	Fifth Third Bancorp	3.500%	3/15/22	7,725	7,881
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,646
	Fifth Third Bancorp	3.650%	1/25/24	13,138	14,081
	Fifth Third Bancorp	2.375%	1/28/25	3,825	4,008
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,335
	Fifth Third Bancorp	3.950%	3/14/28	9,400	10,827
	Fifth Third Bancorp	8.250%	3/1/38	13,786	22,997
[3]	Fifth Third Bank NA	1.800%	1/30/23	5,285	5,401
[3]	Fifth Third Bank NA	3.950%	7/28/25	14,197	15,914
[3]	Fifth Third Bank NA	3.850%	3/15/26	22,432	24,899
[3]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,566
	First American Financial Corp.	4.600%	11/15/24	4,650	5,146
	First American Financial Corp.	4.000%	5/15/30	3,130	3,478
	First Horizon Corp.	4.000%	5/26/25	3,000	3,309
[3]	First Republic Bank	1.912%	2/12/24	3,000	3,062
[3]	First Republic Bank	4.375%	8/1/46	1,725	2,112
[3]	First Republic Bank	4.625%	2/13/47	2,675	3,415
[3]	FirstMerit Bank NA	4.270%	11/25/26	3,375	3,811
	Franklin Resources Inc.	2.800%	9/15/22	6,875	7,075
	Franklin Resources Inc.	2.850%	3/30/25	3,000	3,212
	Franklin Resources Inc.	1.600%	10/30/30	6,000	5,765
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,718
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	4,042
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	11,136
	FS KKR Capital Corp.	2.625%	1/15/27	5,000	4,950
	GATX Corp.	3.250%	3/30/25	2,300	2,462
	GATX Corp.	3.250%	9/15/26	2,800	3,023

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	3.850%	3/30/27	4,000	4,419
	GATX Corp.	3.500%	3/15/28	7,000	7,689
	GATX Corp.	4.550%	11/7/28	2,585	3,018
	GATX Corp.	4.700%	4/1/29	4,000	4,688
	GATX Corp.	4.000%	6/30/30	13,315	15,025
	GATX Corp.	1.900%	6/1/31	6,599	6,281
	GATX Corp.	5.200%	3/15/44	325	417
	GATX Corp.	4.500%	3/30/45	2,175	2,537
	GATX Corp.	3.100%	6/1/51	6,000	5,735
	GE Capital Funding LLC	3.450%	5/15/25	17,350	18,864
	GE Capital Funding LLC	4.050%	5/15/27	6,000	6,791
	GE Capital Funding LLC	4.400%	5/15/30	46,155	53,799
[5]	GE Capital Funding LLC	4.550%	5/15/32	8,130	9,700
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	3,544	3,866
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	113,139	135,888
	Global Payments Inc.	3.750%	6/1/23	5,450	5,736
	Global Payments Inc.	4.000%	6/1/23	4,620	4,910
	Global Payments Inc.	2.650%	2/15/25	19,825	20,884
	Global Payments Inc.	4.800%	4/1/26	6,500	7,453
	Global Payments Inc.	4.450%	6/1/28	11,060	12,745
	Global Payments Inc.	3.200%	8/15/29	20,743	22,157
	Global Payments Inc.	2.900%	5/15/30	8,205	8,543
	Global Payments Inc.	4.150%	8/15/49	12,635	14,541
	Globe Life Inc.	4.550%	9/15/28	3,200	3,744
	Globe Life Inc.	2.150%	8/15/30	4,450	4,396
	Goldman Sachs BDC Inc.	3.750%	2/10/25	165	176
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,958
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	13,209
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	46,102	46,461
	Goldman Sachs Group Inc.	3.625%	1/22/23	12,304	12,911
[3]	Goldman Sachs Group Inc.	0.481%	1/27/23	51,925	51,927
	Goldman Sachs Group Inc.	3.200%	2/23/23	31,470	32,824
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	23,844	24,441
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	9,250	9,255
	Goldman Sachs Group Inc.	3.625%	2/20/24	33,000	35,371
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	32,532
	Goldman Sachs Group Inc.	0.673%	3/8/24	26,000	26,047
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	7,878	8,520
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	20,000	19,964
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,600	21,189
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,330	1,442
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,456	10,347
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	4,909
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	46,022
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	57,748
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	19,694
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,686
	Goldman Sachs Group Inc.	3.850%	1/26/27	41,026	45,245
	Goldman Sachs Group Inc.	1.431%	3/9/27	34,500	34,399
	Goldman Sachs Group Inc.	1.542%	9/10/27	20,000	19,939
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,575	38,185
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	46,400
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,875	61,507

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	4,148
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	42,709
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	25,515
	Goldman Sachs Group Inc.	2.615%	4/22/32	37,000	37,840
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	11,908
	Goldman Sachs Group Inc.	6.750%	10/1/37	44,524	64,838
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	40,082	46,997
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	38,186
	Goldman Sachs Group Inc.	6.250%	2/1/41	14,791	21,907
	Goldman Sachs Group Inc.	3.210%	4/22/42	24,440	25,574
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	33,720	44,013
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	41,199
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	4,832
	Golub Capital BDC Inc.	3.375%	4/15/24	6,290	6,569
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,538
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	7,646
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	10,647
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	164
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	9,096
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,545
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	582
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	6,228
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	13,194
[3]	HSBC Bank USA NA	5.875%	11/1/34	500	656
[3]	HSBC Bank USA NA	7.000%	1/15/39	7,726	12,012
[3]	HSBC Holdings plc	3.262%	3/13/23	32,815	33,477
	HSBC Holdings plc	3.600%	5/25/23	15,300	16,199
[3]	HSBC Holdings plc	3.033%	11/22/23	4,000	4,143
	HSBC Holdings plc	4.250%	3/14/24	10,600	11,487
[3]	HSBC Holdings plc	3.950%	5/18/24	49,700	52,779
[3]	HSBC Holdings plc	3.803%	3/11/25	13,625	14,651
	HSBC Holdings plc	0.976%	5/24/25	20,000	19,989
	HSBC Holdings plc	4.250%	8/18/25	7,500	8,297
[3]	HSBC Holdings plc	2.633%	11/7/25	13,475	14,144
	HSBC Holdings plc	4.300%	3/8/26	34,435	38,872
[3]	HSBC Holdings plc	1.645%	4/18/26	30,000	30,401
	HSBC Holdings plc	3.900%	5/25/26	68,300	75,913
[3]	HSBC Holdings plc	2.099%	6/4/26	28,327	29,137
[3]	HSBC Holdings plc	4.292%	9/12/26	41,045	45,681
	HSBC Holdings plc	4.375%	11/23/26	23,330	26,327
	HSBC Holdings plc	1.589%	5/24/27	25,000	25,033
[3]	HSBC Holdings plc	4.041%	3/13/28	12,700	14,086
[3]	HSBC Holdings plc	2.013%	9/22/28	31,992	32,099
[3]	HSBC Holdings plc	4.583%	6/19/29	48,192	55,703
	HSBC Holdings plc	4.950%	3/31/30	36,705	44,298
[3]	HSBC Holdings plc	3.973%	5/22/30	13,815	15,455
[3]	HSBC Holdings plc	2.848%	6/4/31	35,100	36,424
[3]	HSBC Holdings plc	2.357%	8/18/31	16,500	16,509
[3]	HSBC Holdings plc	7.625%	5/17/32	575	808
	HSBC Holdings plc	2.804%	5/24/32	27,900	28,639
[3]	HSBC Holdings plc	7.350%	11/27/32	600	829
	HSBC Holdings plc	6.500%	5/2/36	18,965	26,126
	HSBC Holdings plc	6.500%	9/15/37	27,201	37,888
	HSBC Holdings plc	6.800%	6/1/38	5,908	8,501
	HSBC Holdings plc	6.100%	1/14/42	5,325	7,748

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.250%	3/14/44	30,738	39,862
	HSBC USA Inc.	3.500%	6/23/24	11,475	12,430
	Huntington Bancshares Inc.	2.625%	8/6/24	4,500	4,753
	Huntington Bancshares Inc.	4.000%	5/15/25	16,518	18,335
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	2,017
[3]	Huntington National Bank	3.125%	4/1/22	4,500	4,588
[3]	Huntington National Bank	2.500%	8/7/22	10,000	10,225
	Huntington National Bank	1.800%	2/3/23	10,675	10,899
[3]	Huntington National Bank	3.550%	10/6/23	5,700	6,076
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,431
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	10,201
	ING Groep NV	4.100%	10/2/23	21,000	22,633
	ING Groep NV	3.550%	4/9/24	7,200	7,752
	ING Groep NV	3.950%	3/29/27	10,500	11,790
	ING Groep NV	1.726%	4/1/27	12,822	12,935
	ING Groep NV	4.550%	10/2/28	4,000	4,695
	ING Groep NV	4.050%	4/9/29	10,160	11,602
	ING Groep NV	2.727%	4/1/32	3,000	3,090
	Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,492
	Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,745
	Intercontinental Exchange Inc.	3.750%	12/1/25	13,115	14,527
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	7,727
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,925
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	15,650
	Intercontinental Exchange Inc.	1.850%	9/15/32	14,400	13,669
	Intercontinental Exchange Inc.	2.650%	9/15/40	13,000	12,458
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	1,318
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	19,566
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	18,314
	International Lease Finance Corp.	5.875%	8/15/22	8,212	8,685
[3,7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	2,351
	Invesco Finance plc	3.125%	11/30/22	16,300	16,909
	Invesco Finance plc	4.000%	1/30/24	14,250	15,448
	Invesco Finance plc	3.750%	1/15/26	10	11
	Invesco Finance plc	5.375%	11/30/43	7,125	9,343
	Janus Capital Group Inc.	4.875%	8/1/25	2,689	3,041
	Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,742
	Jefferies Group LLC	5.125%	1/20/23	2,400	2,566
	Jefferies Group LLC	4.850%	1/15/27	11,425	13,289
	Jefferies Group LLC	6.450%	6/8/27	1,235	1,539
	Jefferies Group LLC	4.150%	1/23/30	13,010	14,624
	Jefferies Group LLC	2.750%	10/15/32	4,000	4,021
	Jefferies Group LLC	6.250%	1/15/36	3,055	4,087
	Jefferies Group LLC	6.500%	1/20/43	4,305	5,965
	JPMorgan Chase & Co.	3.250%	9/23/22	24,350	25,224
	JPMorgan Chase & Co.	2.972%	1/15/23	18,995	19,265
	JPMorgan Chase & Co.	3.200%	1/25/23	8,799	9,191
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	14,900	15,214
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,747
	JPMorgan Chase & Co.	3.375%	5/1/23	6,000	6,316
	JPMorgan Chase & Co.	2.700%	5/18/23	15,475	16,085
	JPMorgan Chase & Co.	0.697%	3/16/24	10,395	10,428
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	63,292	66,742
	JPMorgan Chase & Co.	3.625%	5/13/24	6,066	6,575
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	24,450	24,912

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	34,537	36,771
	JPMorgan Chase & Co.	3.875%	9/10/24	43,814	47,765
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	30,550	32,973
	JPMorgan Chase & Co.	3.125%	1/23/25	28,191	30,252
	JPMorgan Chase & Co.	0.563%	2/16/25	17,785	17,674
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	50,010	53,118
	JPMorgan Chase & Co.	0.824%	6/1/25	34,700	34,625
	JPMorgan Chase & Co.	0.969%	6/23/25	25,000	25,029
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	28,024
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	10,900	11,343
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	30,976
	JPMorgan Chase & Co.	3.300%	4/1/26	37,704	41,233
	JPMorgan Chase & Co.	3.200%	6/15/26	36,100	39,311
	JPMorgan Chase & Co.	2.950%	10/1/26	61,625	66,399
	JPMorgan Chase & Co.	7.625%	10/15/26	875	1,142
	JPMorgan Chase & Co.	1.045%	11/19/26	47,130	46,544
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	32,537
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	7,715
	JPMorgan Chase & Co.	1.578%	4/22/27	5,000	5,027
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	3,375
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	13,218
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,711
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	43,364
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	17,490	19,206
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	24,300	24,870
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	68,991	76,011
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	43,930	49,758
	JPMorgan Chase & Co.	2.069%	6/1/29	25,000	25,193
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	26,898
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	22,793
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	21,864	24,453
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	240	360
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	6,000	6,291
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	90,587	107,363
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	22,610
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	31,530
	JPMorgan Chase & Co.	1.764%	11/19/31	15,945	15,314
	JPMorgan Chase & Co.	1.953%	2/4/32	26,000	25,283
	JPMorgan Chase & Co.	2.580%	4/22/32	31,315	32,173
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	18,347
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	43,494
	JPMorgan Chase & Co.	5.500%	10/15/40	25,084	34,358
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	31,775	32,926
	JPMorgan Chase & Co.	5.600%	7/15/41	500	701
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	14,100
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	4,914
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	25,609
	JPMorgan Chase & Co.	5.625%	8/16/43	26,010	36,732
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	4,589
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	19,335
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	24,500	29,798
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	4,712
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	64,679
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	13,793
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	39,000	40,429

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	40,448
	Kemper Corp.	4.350%	2/15/25	1,500	1,644
	Kemper Corp.	2.400%	9/30/30	5,000	4,998
[3]	KeyBank NA	2.300%	9/14/22	9,550	9,774
[3]	KeyBank NA	3.375%	3/7/23	4,000	4,200
[3]	KeyBank NA	0.423%	1/3/24	8,000	8,000
[3]	KeyBank NA	3.300%	6/1/25	5,283	5,773
[3]	KeyBank NA	3.400%	5/20/26	2,895	3,157
[3]	KeyBank NA	6.950%	2/1/28	500	633
[3]	KeyCorp	4.150%	10/29/25	6,750	7,612
[3]	KeyCorp	4.100%	4/30/28	18,000	20,777
[3]	KeyCorp	2.550%	10/1/29	6,400	6,703
	Lazard Group LLC	3.750%	2/13/25	100	109
	Lazard Group LLC	3.625%	3/1/27	5,075	5,531
	Lazard Group LLC	4.500%	9/19/28	9,350	10,806
	Legg Mason Inc.	4.750%	3/15/26	4,501	5,242
	Legg Mason Inc.	5.625%	1/15/44	5,486	7,675
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,436
	Lincoln National Corp.	3.350%	3/9/25	225	244
	Lincoln National Corp.	3.625%	12/12/26	9,925	10,987
	Lincoln National Corp.	3.800%	3/1/28	9,750	10,919
	Lincoln National Corp.	3.050%	1/15/30	9,625	10,264
	Lincoln National Corp.	3.400%	1/15/31	4,217	4,641
	Lincoln National Corp.	6.300%	10/9/37	4,150	5,825
	Lincoln National Corp.	7.000%	6/15/40	1,070	1,643
	Lincoln National Corp.	4.350%	3/1/48	4,100	4,899
	Lincoln National Corp.	4.375%	6/15/50	2,267	2,732
[3]	Lloyds Banking Group plc	2.858%	3/17/23	43,585	44,320
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	37,300
[3]	Lloyds Banking Group plc	2.907%	11/7/23	18,670	19,253
	Lloyds Banking Group plc	3.900%	3/12/24	28,500	30,876
	Lloyds Banking Group plc	0.695%	5/11/24	8,000	8,021
	Lloyds Banking Group plc	4.450%	5/8/25	7,067	7,927
[3]	Lloyds Banking Group plc	3.870%	7/9/25	14,000	15,171
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	27,455
[3]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	20,651
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	29,257
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	10,760
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	10,014
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	23,554
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,836
[3]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	23,184
	Lloyds Banking Group plc	5.300%	12/1/45	11,574	15,245
	Lloyds Banking Group plc	4.344%	1/9/48	5,525	6,476
	Loews Corp.	2.625%	5/15/23	9,675	10,023
	Loews Corp.	3.200%	5/15/30	6,500	7,053
	Loews Corp.	6.000%	2/1/35	7,025	9,563
	Loews Corp.	4.125%	5/15/43	4,315	5,117
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,781
	Main Street Capital Corp.	3.000%	7/14/26	3,000	3,081
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	7,943
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	7,720
	Manulife Financial Corp.	4.150%	3/4/26	8,850	9,996
	Manulife Financial Corp.	2.484%	5/19/27	6,000	6,336
[3]	Manulife Financial Corp.	4.061%	2/24/32	13,925	15,363

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manulife Financial Corp.	5.375%	3/4/46	8,075	11,335
	Markel Corp.	4.900%	7/1/22	4,665	4,859
	Markel Corp.	3.500%	11/1/27	6,175	6,788
	Markel Corp.	3.350%	9/17/29	2,555	2,810
	Markel Corp.	5.000%	4/5/46	4,650	5,976
	Markel Corp.	4.300%	11/1/47	2,200	2,588
	Markel Corp.	5.000%	5/20/49	5,941	7,701
	Markel Corp.	4.150%	9/17/50	620	716
	Markel Corp.	3.450%	5/7/52	7,400	7,631
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,573
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	19,088
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	6,024
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,593
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,724
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,390	21,571
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	14,094
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,449
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	13,400	17,198
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	4,041
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,670
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	16,924	23,125
	Mastercard Inc.	2.000%	11/21/21	5,230	5,257
	Mastercard Inc.	3.375%	4/1/24	13,395	14,444
	Mastercard Inc.	2.000%	3/3/25	20,794	21,735
	Mastercard Inc.	2.950%	11/21/26	7,850	8,563
	Mastercard Inc.	3.300%	3/26/27	17,500	19,350
	Mastercard Inc.	3.500%	2/26/28	3,720	4,184
	Mastercard Inc.	2.950%	6/1/29	10,575	11,558
	Mastercard Inc.	3.350%	3/26/30	14,000	15,760
	Mastercard Inc.	1.900%	3/15/31	3,575	3,612
	Mastercard Inc.	3.800%	11/21/46	5,700	6,794
	Mastercard Inc.	3.950%	2/26/48	5,110	6,219
	Mastercard Inc.	3.650%	6/1/49	3,030	3,527
	Mastercard Inc.	3.850%	3/26/50	18,706	22,658
	Mastercard Inc.	2.950%	3/15/51	7,000	7,338
	Mercury General Corp.	4.400%	3/15/27	3,265	3,686
	MetLife Inc.	3.048%	12/15/22	8,950	9,248
[3]	MetLife Inc.	4.368%	9/15/23	3,275	3,549
	MetLife Inc.	3.600%	4/10/24	15,943	17,244
	MetLife Inc.	3.000%	3/1/25	8,475	9,108
	MetLife Inc.	3.600%	11/13/25	7,891	8,719
	MetLife Inc.	4.550%	3/23/30	22,524	27,049
	MetLife Inc.	6.375%	6/15/34	3,445	4,930
[3]	MetLife Inc.	6.400%	12/15/36	16,231	20,804
[3]	MetLife Inc.	10.750%	8/1/39	500	849
	MetLife Inc.	5.875%	2/6/41	12,142	17,518
	MetLife Inc.	4.125%	8/13/42	10,475	12,522
	MetLife Inc.	4.875%	11/13/43	10,919	14,395
	MetLife Inc.	4.721%	12/15/44	9,535	12,391
	MetLife Inc.	4.050%	3/1/45	1,835	2,203
[3,7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,197
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	11,832
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	22,750	23,209
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	27,575	28,236
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	6,800	6,970

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,425
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,354
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,131
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,300	30,314
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	15,667
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	15,000	15,072
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	16,700
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	12,253
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	505
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	729
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,787
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,628
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	46,766
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	21,192
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,598
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	11,257
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	29,225	31,619
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	14,398
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	13,169
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	11,057
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	898
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	18,730
	Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,341
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	17,775	18,198
[3]	Mizuho Financial Group Inc.	0.849%	9/8/24	200	201
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,506	4,826
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	18,761
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,474
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,586	5,779
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	19,701
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	16,253
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,453
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	18,531
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	5,141
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	21,414
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,000	19,875
	Morgan Stanley	4.875%	11/1/22	16,525	17,483
[3]	Morgan Stanley	3.125%	1/23/23	25,025	26,095
[3]	Morgan Stanley	4.100%	5/22/23	30,425	32,376
[3]	Morgan Stanley	0.560%	11/10/23	29,750	29,783
[3]	Morgan Stanley	0.529%	1/25/24	54,711	54,693
	Morgan Stanley	0.731%	4/5/24	18,075	18,114
[3]	Morgan Stanley	3.737%	4/24/24	8,446	8,931
[3]	Morgan Stanley	3.875%	4/29/24	26,540	28,854
[3]	Morgan Stanley	3.700%	10/23/24	26,815	29,238
	Morgan Stanley	0.790%	5/30/25	10,000	9,961
[3]	Morgan Stanley	2.720%	7/22/25	1,700	1,790
[3]	Morgan Stanley	4.000%	7/23/25	51,975	57,871
	Morgan Stanley	5.000%	11/24/25	50,940	58,754
[3]	Morgan Stanley	3.875%	1/27/26	45,564	50,929
[3]	Morgan Stanley	2.188%	4/28/26	9,400	9,764
[3]	Morgan Stanley	3.125%	7/27/26	52,700	57,052
[3]	Morgan Stanley	6.250%	8/9/26	9,650	11,935
[3]	Morgan Stanley	4.350%	9/8/26	40,070	45,410
	Morgan Stanley	0.985%	12/10/26	12,225	12,044

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	3.625%	1/20/27	27,278	30,273
	Morgan Stanley	3.950%	4/23/27	8,255	9,222
	Morgan Stanley	1.593%	5/4/27	22,265	22,418
[3]	Morgan Stanley	3.591%	7/22/28	44,833	49,675
[3]	Morgan Stanley	3.772%	1/24/29	2,725	3,060
[3]	Morgan Stanley	4.431%	1/23/30	11,000	12,899
[3]	Morgan Stanley	2.699%	1/22/31	14,555	15,246
[3]	Morgan Stanley	3.622%	4/1/31	131,400	146,765
[3]	Morgan Stanley	1.794%	2/13/32	40,000	38,477
	Morgan Stanley	7.250%	4/1/32	7,000	10,186
[3]	Morgan Stanley	1.928%	4/28/32	13,850	13,470
[3]	Morgan Stanley	3.971%	7/22/38	4,600	5,397
	Morgan Stanley	3.217%	4/22/42	18,000	19,046
	Morgan Stanley	6.375%	7/24/42	29,625	45,415
	Morgan Stanley	4.300%	1/27/45	33,144	41,107
	Morgan Stanley	4.375%	1/22/47	225	282
[3]	Morgan Stanley	5.597%	3/24/51	33,386	49,724
[3]	Morgan Stanley	2.802%	1/25/52	20,000	19,644
	MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	3,945
[3]	MUFG Union Bank NA	2.100%	12/9/22	19,290	19,743
[3]	Munich Re America Corp.	7.450%	12/15/26	1,200	1,571
	Nasdaq Inc.	4.250%	6/1/24	4,325	4,731
	Nasdaq Inc.	3.850%	6/30/26	4,350	4,845
	Nasdaq Inc.	1.650%	1/15/31	6,450	6,091
	Nasdaq Inc.	2.500%	12/21/40	9,500	8,823
	Nasdaq Inc.	3.250%	4/28/50	3,288	3,299
	National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,071
	National Australia Bank Ltd.	1.875%	12/13/22	4,816	4,925
	National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,331
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,689
[3]	National Australia Bank Ltd.	2.500%	7/12/26	12,175	12,947
[3]	National Bank of Canada	2.100%	2/1/23	13,165	13,507
[3]	National Bank of Canada	0.550%	11/15/24	7,000	6,969
[3,7]	Nationwide Building Society	3.900%	7/21/25	2,000	2,216
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	927
	Natwest Group plc	3.875%	9/12/23	32,180	34,376
	Natwest Group plc	6.000%	12/19/23	4,530	5,079
	Natwest Group plc	5.125%	5/28/24	10,893	12,096
[3]	Natwest Group plc	4.519%	6/25/24	22,000	23,618
[3]	Natwest Group plc	4.269%	3/22/25	16,500	17,904
	Natwest Group plc	4.800%	4/5/26	1,700	1,946
[3]	Natwest Group plc	3.073%	5/22/28	27,871	29,405
[3]	Natwest Group plc	4.892%	5/18/29	15,800	18,507
[3]	Natwest Group plc	3.754%	11/1/29	2,825	3,006
[3]	Natwest Group plc	5.076%	1/27/30	30,500	36,163
[3]	Natwest Group plc	4.445%	5/8/30	2,155	2,470
[3]	Natwest Group plc	3.032%	11/28/35	5,000	5,002
	Nomura Holdings Inc.	2.648%	1/16/25	400	420
	Nomura Holdings Inc.	1.851%	7/16/25	13,300	13,581
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	23,471
	Northern Trust Corp.	2.375%	8/2/22	5,480	5,607
	Northern Trust Corp.	3.950%	10/30/25	8,750	9,875
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,877
	Northern Trust Corp.	3.150%	5/3/29	4,200	4,621
[3]	Northern Trust Corp.	3.375%	5/8/32	4,950	5,380

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	2,097
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	4,900	4,906
	Old Republic International Corp.	4.875%	10/1/24	5,266	5,883
	Old Republic International Corp.	3.875%	8/26/26	4,560	5,099
	Old Republic International Corp.	3.850%	6/11/51	9,000	9,560
	ORIX Corp.	2.900%	7/18/22	2,950	3,026
	ORIX Corp.	3.250%	12/4/24	2,000	2,155
	ORIX Corp.	3.700%	7/18/27	8,150	9,102
	ORIX Corp.	2.250%	3/9/31	9,000	9,073
	Owl Rock Capital Corp.	5.250%	4/15/24	1,000	1,093
	Owl Rock Capital Corp.	4.000%	3/30/25	4,725	5,038
	Owl Rock Capital Corp.	3.750%	7/22/25	10,347	10,953
	Owl Rock Capital Corp.	4.250%	1/15/26	6,816	7,361
	Owl Rock Capital Corp.	3.400%	7/15/26	8,000	8,343
	Owl Rock Capital Corp.	2.625%	1/15/27	9,900	9,929
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	3,000	2,962
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	5,116
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	2,088
	PayPal Holdings Inc.	2.200%	9/26/22	11,200	11,470
	PayPal Holdings Inc.	1.350%	6/1/23	5,000	5,090
	PayPal Holdings Inc.	2.400%	10/1/24	8,104	8,542
	PayPal Holdings Inc.	1.650%	6/1/25	5,575	5,725
	PayPal Holdings Inc.	2.650%	10/1/26	10,300	11,047
	PayPal Holdings Inc.	2.850%	10/1/29	16,109	17,395
	PayPal Holdings Inc.	2.300%	6/1/30	6,750	6,995
	PayPal Holdings Inc.	3.250%	6/1/50	13,000	14,140
	People's United Bank NA	4.000%	7/15/24	3,000	3,210
	People's United Financial Inc.	3.650%	12/6/22	5,695	5,895
[3]	PNC Bank NA	2.550%	12/9/21	17,100	17,240
[3]	PNC Bank NA	2.625%	2/17/22	20,800	21,075
[3]	PNC Bank NA	2.450%	7/28/22	925	945
[3]	PNC Bank NA	2.700%	11/1/22	16,088	16,568
[3]	PNC Bank NA	2.028%	12/9/22	6,440	6,486
[3]	PNC Bank NA	2.950%	1/30/23	4,500	4,666
[3]	PNC Bank NA	3.300%	10/30/24	3,850	4,178
[3]	PNC Bank NA	2.950%	2/23/25	5,750	6,170
[3]	PNC Bank NA	3.250%	6/1/25	14,133	15,370
[3]	PNC Bank NA	4.200%	11/1/25	9,374	10,618
[3]	PNC Bank NA	3.100%	10/25/27	275	301
[3]	PNC Bank NA	3.250%	1/22/28	10,775	11,896
[3]	PNC Bank NA	4.050%	7/26/28	13,750	15,899
[3]	PNC Bank NA	2.700%	10/22/29	3,500	3,708
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,479
	PNC Financial Services Group Inc.	3.500%	1/23/24	17,328	18,603
	PNC Financial Services Group Inc.	3.900%	4/29/24	21,223	23,062
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	10,658
	PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	20,873
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	14,996
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	17,852
	PNC Financial Services Group Inc.	2.307%	4/23/32	12,800	13,102
	Primerica Inc.	4.750%	7/15/22	1,900	1,980
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	9,758
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	20,002
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	3,371
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	5,992

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	6.050%	10/15/36	425	598
	Principal Financial Group Inc.	4.625%	9/15/42	3,000	3,728
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	5,972
	Principal Financial Group Inc.	4.300%	11/15/46	3,219	3,894
	Progressive Corp.	6.625%	3/1/29	2,150	2,840
	Progressive Corp.	3.200%	3/26/30	7,617	8,379
	Progressive Corp.	4.350%	4/25/44	3,219	4,011
	Progressive Corp.	4.125%	4/15/47	10,509	12,886
	Progressive Corp.	4.200%	3/15/48	4,196	5,226
	Progressive Corp.	3.950%	3/26/50	12,359	14,938
	Prospect Capital Corp.	5.875%	3/15/23	98	104
	Prospect Capital Corp.	3.706%	1/22/26	10,000	10,275
[3]	Prudential Financial Inc.	3.500%	5/15/24	1,175	1,272
[3]	Prudential Financial Inc.	3.878%	3/27/28	6,200	7,103
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,000	2,037
[3]	Prudential Financial Inc.	5.750%	7/15/33	2,630	3,476
[3]	Prudential Financial Inc.	5.700%	12/14/36	4,720	6,498
[3]	Prudential Financial Inc.	6.625%	12/1/37	3,250	4,781
[3]	Prudential Financial Inc.	3.000%	3/10/40	10,830	11,102
[3]	Prudential Financial Inc.	6.625%	6/21/40	8,020	12,120
[3]	Prudential Financial Inc.	6.200%	11/15/40	1,065	1,465
[3]	Prudential Financial Inc.	5.875%	9/15/42	10,936	11,545
[3]	Prudential Financial Inc.	5.625%	6/15/43	15,725	16,927
[3]	Prudential Financial Inc.	5.100%	8/15/43	2,775	3,338
[3]	Prudential Financial Inc.	5.200%	3/15/44	7,875	8,490
[3]	Prudential Financial Inc.	4.600%	5/15/44	15,600	19,895
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,850	5,367
[3]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,628
	Prudential Financial Inc.	3.905%	12/7/47	22,333	25,945
[3]	Prudential Financial Inc.	4.418%	3/27/48	250	312
[3]	Prudential Financial Inc.	5.700%	9/15/48	3,000	3,513
	Prudential Financial Inc.	3.935%	12/7/49	14,404	16,903
[3]	Prudential Financial Inc.	3.700%	10/1/50	7,000	7,318
[3]	Prudential Financial Inc.	3.700%	3/13/51	2,700	3,078
	Prudential plc	3.125%	4/14/30	13,340	14,369
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	23,685
	Raymond James Financial Inc.	4.950%	7/15/46	11,055	14,297
	Raymond James Financial Inc.	3.750%	4/1/51	13,000	14,284
[3]	Regions Bank	6.450%	6/26/37	1,514	2,143
	Regions Financial Corp.	3.800%	8/14/23	7,000	7,465
	Regions Financial Corp.	2.250%	5/18/25	8,100	8,439
	Regions Financial Corp.	7.375%	12/10/37	7,000	10,658
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,630
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,670
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	9,356
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	4,595
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,722
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,850
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,124
[3]	Royal Bank of Canada	2.750%	2/1/22	13,000	13,193
[3]	Royal Bank of Canada	2.800%	4/29/22	24,000	24,508
[3]	Royal Bank of Canada	1.950%	1/17/23	7,745	7,937
[3]	Royal Bank of Canada	1.600%	4/17/23	17,392	17,772
[3]	Royal Bank of Canada	3.700%	10/5/23	8,800	9,438
[3]	Royal Bank of Canada	0.425%	1/19/24	11,625	11,590

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Royal Bank of Canada	2.550%	7/16/24	7,800	8,230
[3]	Royal Bank of Canada	2.250%	11/1/24	35,000	36,679
[3]	Royal Bank of Canada	1.150%	6/10/25	18,645	18,748
[3]	Royal Bank of Canada	0.875%	1/20/26	12,800	12,631
[3]	Royal Bank of Canada	4.650%	1/27/26	6,400	7,334
	Royal Bank of Canada	1.200%	4/27/26	10,000	9,989
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,864
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,351
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	20,527
	Santander Holdings USA Inc.	3.244%	10/5/26	24,818	26,516
	Santander Holdings USA Inc.	4.400%	7/13/27	37,150	41,679
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,112
[3]	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,598
	Santander UK Group Holdings plc	1.089%	3/15/25	25,370	25,467
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	10,019
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,396
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	8,251
	Santander UK plc	2.100%	1/13/23	12,696	13,026
	Santander UK plc	4.000%	3/13/24	14,850	16,180
	Santander UK plc	2.875%	6/18/24	3,997	4,245
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	3,427
[3]	Signature Bank	4.000%	10/15/30	2,000	2,117
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,978
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	12,500	12,716
[3,7]	Societe Generale SA	3.000%	1/22/30	2,000	2,079
	Sompo International Holdings Ltd.	4.700%	10/15/22	5,375	5,644
[3,7]	Standard Chartered plc	4.644%	4/1/31	2,000	2,339
	State Street Corp.	3.100%	5/15/23	19,007	19,966
	State Street Corp.	3.700%	11/20/23	373	402
[3]	State Street Corp.	3.776%	12/3/24	5,800	6,250
	State Street Corp.	3.300%	12/16/24	5,000	5,449
	State Street Corp.	3.550%	8/18/25	24,325	26,961
[3]	State Street Corp.	2.354%	11/1/25	15,115	15,898
	State Street Corp.	2.901%	3/30/26	2,000	2,132
	State Street Corp.	2.650%	5/19/26	14,355	15,373
[3]	State Street Corp.	4.141%	12/3/29	2,250	2,636
	State Street Corp.	2.400%	1/24/30	16,130	16,831
	State Street Corp.	2.200%	3/3/31	5,000	5,042
[3]	State Street Corp.	3.031%	11/1/34	4,850	5,153
	Stifel Financial Corp.	4.250%	7/18/24	9,738	10,685
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,725	1,777
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	572
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,730
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,360
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	10,126
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,870
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	9,010
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	22,063	22,623
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	8,245
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,300	7,607
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,668
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,834
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,000	9,963
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	41,428	43,788
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	35,363

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,715	4,928
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	9,577	9,459
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	20,330	22,628
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	19,012
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	17,727
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,201
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	5,849
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	15,938
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	9,970
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	4,148
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	27,245
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	15,333
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	14,279
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	8,365
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	19,690
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	5,000	4,860
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	4,683
	SVB Financial Group	3.500%	1/29/25	3,611	3,908
	SVB Financial Group	2.100%	5/15/28	2,820	2,860
	SVB Financial Group	3.125%	6/5/30	3,000	3,202
	SVB Financial Group	1.800%	2/2/31	7,700	7,366
	Swiss Re America Holding Corp.	7.000%	2/15/26	2,175	2,719
	Synchrony Financial	2.850%	7/25/22	1,900	1,945
	Synchrony Financial	4.375%	3/19/24	1,625	1,770
	Synchrony Financial	4.250%	8/15/24	2,350	2,568
	Synchrony Financial	4.500%	7/23/25	18,295	20,487
	Synchrony Financial	3.700%	8/4/26	4,325	4,728
	Synchrony Financial	3.950%	12/1/27	7,065	7,862
	Synchrony Financial	5.150%	3/19/29	10,630	12,598
[3]	Synovus Bank	2.289%	2/10/23	1,750	1,764
	Synovus Financial Corp.	3.125%	11/1/22	2,775	2,854
	TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	10,947
	TD Ameritrade Holding Corp.	3.625%	4/1/25	6,231	6,814
	TD Ameritrade Holding Corp.	3.300%	4/1/27	13,850	15,204
	TD Ameritrade Holding Corp.	2.750%	10/1/29	2,590	2,786
[3]	Toronto-Dominion Bank	1.900%	12/1/22	10,700	10,941
[3]	Toronto-Dominion Bank	0.250%	1/6/23	12,550	12,539
[3]	Toronto-Dominion Bank	0.750%	6/12/23	27,545	27,743
[3]	Toronto-Dominion Bank	3.500%	7/19/23	7,036	7,483
	Toronto-Dominion Bank	0.550%	3/4/24	15,000	14,988
[3]	Toronto-Dominion Bank	3.250%	3/11/24	19,900	21,314
[3]	Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,940
[3]	Toronto-Dominion Bank	1.150%	6/12/25	12,000	12,089
[3]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,924
[3]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	8,237
[3]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	7,082
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	6,383
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,698
[3]	Travelers Cos. Inc.	6.250%	6/15/37	8,380	12,338
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	7,529
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	2,718
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,560
	Travelers Cos. Inc.	3.750%	5/15/46	15,070	17,650
	Travelers Cos. Inc.	4.000%	5/30/47	14,952	18,143
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	2,075

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	7,015
	Travelers Cos. Inc.	3.050%	6/8/51	7,000	7,389
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	759
	Trinity Acquisition plc	4.400%	3/15/26	6,788	7,652
[3]	Truist Bank	2.450%	8/1/22	8,583	8,769
[3]	Truist Bank	3.502%	8/2/22	4,400	4,412
[3]	Truist Bank	3.000%	2/2/23	6,675	6,944
[3]	Truist Bank	2.750%	5/1/23	2,150	2,241
[3]	Truist Bank	3.200%	4/1/24	49,615	53,083
[3]	Truist Bank	3.689%	8/2/24	8,900	9,494
[3]	Truist Bank	2.150%	12/6/24	10,310	10,783
[3]	Truist Bank	1.500%	3/10/25	400	409
[3]	Truist Bank	3.625%	9/16/25	9,909	10,906
[3]	Truist Bank	4.050%	11/3/25	14,588	16,395
[3]	Truist Bank	3.300%	5/15/26	8,024	8,798
[3]	Truist Bank	3.800%	10/30/26	3,450	3,861
[3]	Truist Bank	2.636%	9/17/29	250	262
[3]	Truist Bank	2.250%	3/11/30	16,444	16,678
[3]	Truist Financial Corp.	2.750%	4/1/22	7,000	7,118
[3]	Truist Financial Corp.	3.750%	12/6/23	4,100	4,409
[3]	Truist Financial Corp.	2.500%	8/1/24	12,525	13,206
[3]	Truist Financial Corp.	2.850%	10/26/24	19,544	20,906
	Truist Financial Corp.	4.000%	5/1/25	9,092	10,099
[3]	Truist Financial Corp.	3.700%	6/5/25	15,098	16,636
[3]	Truist Financial Corp.	1.200%	8/5/25	6,451	6,508
[3]	Truist Financial Corp.	1.267%	3/2/27	9,270	9,262
[3]	Truist Financial Corp.	1.125%	8/3/27	19,085	18,630
[3]	Truist Financial Corp.	3.875%	3/19/29	6,609	7,525
[3]	Truist Financial Corp.	1.887%	6/7/29	2,425	2,438
[3]	Truist Financial Corp.	1.950%	6/5/30	6,643	6,652
[3,7]	UBS Group AG	3.126%	8/13/30	3,955	4,239
	Unum Group	4.000%	3/15/24	3,300	3,564
	Unum Group	4.000%	6/15/29	2,000	2,248
	Unum Group	5.750%	8/15/42	6,143	7,666
	Unum Group	4.500%	12/15/49	4,839	5,179
	Unum Group	4.125%	6/15/51	7,000	7,064
[3]	US Bancorp	3.000%	3/15/22	4,225	4,298
[3]	US Bancorp	2.950%	7/15/22	11,225	11,515
[3]	US Bancorp	3.700%	1/30/24	13,050	14,063
	US Bancorp	3.375%	2/5/24	11,500	12,306
	US Bancorp	2.400%	7/30/24	13,750	14,476
[3]	US Bancorp	3.600%	9/11/24	2,490	2,712
	US Bancorp	1.450%	5/12/25	8,400	8,587
[3]	US Bancorp	3.950%	11/17/25	17,746	19,950
[3]	US Bancorp	3.100%	4/27/26	4,450	4,845
[3]	US Bancorp	2.375%	7/22/26	17,025	18,001
[3]	US Bancorp	3.150%	4/27/27	11,275	12,349
[3]	US Bancorp	3.900%	4/26/28	4,475	5,151
[3]	US Bancorp	3.000%	7/30/29	9,425	10,198
[3]	US Bancorp	1.375%	7/22/30	8,575	8,238
[3]	US Bank NA	3.450%	11/16/21	3,700	3,735
	US Bank NA	1.950%	1/9/23	10,950	11,216
[3]	US Bank NA	2.850%	1/23/23	4,625	4,800
[3]	US Bank NA	3.400%	7/24/23	7,825	8,297
[3]	US Bank NA	2.050%	1/21/25	8,000	8,350

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	US Bank NA	2.800%	1/27/25	23,016	24,593
	Visa Inc.	2.150%	9/15/22	8,000	8,167
	Visa Inc.	2.800%	12/14/22	16,775	17,323
	Visa Inc.	3.150%	12/14/25	49,932	54,630
	Visa Inc.	1.900%	4/15/27	10,925	11,288
	Visa Inc.	0.750%	8/15/27	7,500	7,285
	Visa Inc.	2.750%	9/15/27	10,550	11,408
	Visa Inc.	2.050%	4/15/30	19,205	19,755
	Visa Inc.	1.100%	2/15/31	8,200	7,755
	Visa Inc.	4.150%	12/14/35	18,730	23,025
	Visa Inc.	2.700%	4/15/40	11,951	12,362
	Visa Inc.	4.300%	12/14/45	34,660	44,568
	Visa Inc.	3.650%	9/15/47	6,950	8,186
	Visa Inc.	2.000%	8/15/50	16,869	14,910
	Voya Financial Inc.	3.125%	7/15/24	11,284	12,018
	Voya Financial Inc.	3.650%	6/15/26	3,050	3,380
	Voya Financial Inc.	5.700%	7/15/43	4,550	6,253
	Voya Financial Inc.	4.800%	6/15/46	1,935	2,450
[3]	Voya Financial Inc.	4.700%	1/23/48	12,000	12,631
	W R Berkley Corp.	6.250%	2/15/37	150	197
	W R Berkley Corp.	4.750%	8/1/44	3,280	4,117
	W R Berkley Corp.	4.000%	5/12/50	4,000	4,580
	W R Berkley Corp.	3.550%	3/30/52	5,000	5,315
	Wachovia Corp.	6.605%	10/1/25	1,150	1,394
	Wachovia Corp.	7.500%	4/15/35	500	746
	Wachovia Corp.	5.500%	8/1/35	5,725	7,404
	Wachovia Corp.	6.550%	10/15/35	250	344
[3]	Wells Fargo & Co.	3.450%	2/13/23	23,387	24,512
	Wells Fargo & Co.	4.125%	8/15/23	26,812	28,818
	Wells Fargo & Co.	4.480%	1/16/24	6,800	7,444
[3]	Wells Fargo & Co.	3.750%	1/24/24	24,710	26,576
[3]	Wells Fargo & Co.	1.654%	6/2/24	52,875	54,013
[3]	Wells Fargo & Co.	3.000%	2/19/25	12,000	12,843
[3]	Wells Fargo & Co.	3.550%	9/29/25	12,672	13,934
[3]	Wells Fargo & Co.	2.406%	10/30/25	56,150	58,747
[3]	Wells Fargo & Co.	2.164%	2/11/26	40,526	42,047
	Wells Fargo & Co.	3.000%	4/22/26	54,060	58,142
[3]	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,382
[3]	Wells Fargo & Co.	4.100%	6/3/26	27,600	30,997
	Wells Fargo & Co.	3.000%	10/23/26	35,748	38,545
[3]	Wells Fargo & Co.	3.196%	6/17/27	20,000	21,604
[3]	Wells Fargo & Co.	4.300%	7/22/27	2,625	2,991
[3]	Wells Fargo & Co.	3.584%	5/22/28	879	968
[3]	Wells Fargo & Co.	2.393%	6/2/28	18,480	19,162
[3]	Wells Fargo & Co.	4.150%	1/24/29	2,705	3,113
[3]	Wells Fargo & Co.	2.879%	10/30/30	9,511	10,074
[3]	Wells Fargo & Co.	2.572%	2/11/31	8,855	9,166
[3]	Wells Fargo & Co.	4.478%	4/4/31	108,605	128,417
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,025	2,746
[3]	Wells Fargo & Co.	3.068%	4/30/41	65,950	67,628
	Wells Fargo & Co.	5.375%	11/2/43	31,354	41,984
	Wells Fargo & Co.	5.606%	1/15/44	17,195	23,518
[3]	Wells Fargo & Co.	4.650%	11/4/44	32,218	39,700
	Wells Fargo & Co.	3.900%	5/1/45	13,742	16,099
[3]	Wells Fargo & Co.	4.900%	11/17/45	20,371	26,075

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo & Co.	4.400%	6/14/46	7,400	8,936
[3]	Wells Fargo & Co.	4.750%	12/7/46	17,941	22,675
[3]	Wells Fargo & Co.	5.013%	4/4/51	69,163	94,748
[3]	Wells Fargo Bank NA	3.550%	8/14/23	24,875	26,469
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	5,073
[3]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	15,478
[3]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	15,711
	Western Union Co.	2.850%	1/10/25	5,025	5,320
	Western Union Co.	1.350%	3/15/26	6,000	5,966
	Western Union Co.	2.750%	3/15/31	4,000	4,000
	Western Union Co.	6.200%	11/17/36	5,140	6,500
	Western Union Co.	6.200%	6/21/40	1,430	1,811
	Westpac Banking Corp.	2.750%	1/11/23	9,900	10,267
	Westpac Banking Corp.	2.000%	1/13/23	9,500	9,744
	Westpac Banking Corp.	3.650%	5/15/23	7,400	7,852
	Westpac Banking Corp.	3.300%	2/26/24	2,250	2,412
	Westpac Banking Corp.	2.350%	2/19/25	6,208	6,525
	Westpac Banking Corp.	2.850%	5/13/26	38,397	41,429
	Westpac Banking Corp.	2.700%	8/19/26	6,550	7,025
	Westpac Banking Corp.	3.350%	3/8/27	11,900	13,161
	Westpac Banking Corp.	3.400%	1/25/28	150	168
	Westpac Banking Corp.	2.650%	1/16/30	9,250	9,912
[3]	Westpac Banking Corp.	2.894%	2/4/30	31,225	32,392
[3]	Westpac Banking Corp.	4.322%	11/23/31	21,460	23,860
	Westpac Banking Corp.	4.110%	7/24/34	9,021	9,901
	Westpac Banking Corp.	2.668%	11/15/35	20,000	19,692
	Westpac Banking Corp.	4.421%	7/24/39	125	148
	Westpac Banking Corp.	2.963%	11/16/40	23,750	23,318
	Willis North America Inc.	3.600%	5/15/24	5,910	6,356
	Willis North America Inc.	4.500%	9/15/28	5,800	6,712
	Willis North America Inc.	2.950%	9/15/29	4,753	4,999
	Willis North America Inc.	5.050%	9/15/48	4,093	5,365
	Willis North America Inc.	3.875%	9/15/49	7,925	8,965
	XLIT Ltd.	4.450%	3/31/25	2,150	2,411
	XLIT Ltd.	5.250%	12/15/43	4,850	6,670
	XLIT Ltd.	5.500%	3/31/45	4,350	5,927
	Zions Bancorp NA	3.250%	10/29/29	3,090	3,239
					19,722,760
Health Care (3.2%)
	Abbott Laboratories	3.400%	11/30/23	19,185	20,449
	Abbott Laboratories	2.950%	3/15/25	13,868	14,899
	Abbott Laboratories	3.875%	9/15/25	12,146	13,554
	Abbott Laboratories	3.750%	11/30/26	15,486	17,517
	Abbott Laboratories	1.150%	1/30/28	6,500	6,371
	Abbott Laboratories	1.400%	6/30/30	4,000	3,869
	Abbott Laboratories	4.750%	11/30/36	22,460	28,926
	Abbott Laboratories	6.150%	11/30/37	3,830	5,643
	Abbott Laboratories	6.000%	4/1/39	450	659
	Abbott Laboratories	5.300%	5/27/40	1,951	2,707
	Abbott Laboratories	4.750%	4/15/43	4,425	5,859
	Abbott Laboratories	4.900%	11/30/46	42,572	58,098
	AbbVie Inc.	3.250%	10/1/22	31,214	32,086
	AbbVie Inc.	2.900%	11/6/22	36,362	37,569
	AbbVie Inc.	3.200%	11/6/22	26,491	27,354
	AbbVie Inc.	2.300%	11/21/22	26,825	27,535

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	2.800%	3/15/23	650	672
	AbbVie Inc.	2.850%	5/14/23	13,825	14,394
	AbbVie Inc.	3.750%	11/14/23	13,300	14,272
	AbbVie Inc.	3.850%	6/15/24	17,975	19,490
	AbbVie Inc.	2.600%	11/21/24	31,465	33,191
	AbbVie Inc.	3.800%	3/15/25	33,973	37,154
	AbbVie Inc.	3.600%	5/14/25	34,698	37,879
	AbbVie Inc.	3.200%	5/14/26	17,230	18,675
	AbbVie Inc.	2.950%	11/21/26	32,215	34,632
	AbbVie Inc.	4.250%	11/14/28	5,945	6,894
	AbbVie Inc.	3.200%	11/21/29	70,593	76,618
	AbbVie Inc.	4.550%	3/15/35	15,987	19,376
	AbbVie Inc.	4.500%	5/14/35	30,825	37,235
	AbbVie Inc.	4.300%	5/14/36	16,275	19,307
	AbbVie Inc.	4.050%	11/21/39	56,357	65,422
	AbbVie Inc.	4.625%	10/1/42	7,810	9,654
	AbbVie Inc.	4.400%	11/6/42	20,693	25,150
	AbbVie Inc.	4.850%	6/15/44	18,816	23,913
	AbbVie Inc.	4.750%	3/15/45	9,083	11,382
	AbbVie Inc.	4.700%	5/14/45	40,293	50,272
	AbbVie Inc.	4.450%	5/14/46	25,578	30,982
	AbbVie Inc.	4.875%	11/14/48	5,041	6,536
	AbbVie Inc.	4.250%	11/21/49	68,604	82,255
	Adventist Health System	2.952%	3/1/29	4,420	4,659
	Adventist Health System	3.630%	3/1/49	4,745	5,187
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,604
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	785
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	5,107
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	3,614
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	3,197
	Aetna Inc.	2.750%	11/15/22	10,160	10,435
	Aetna Inc.	2.800%	6/15/23	14,700	15,300
	Aetna Inc.	3.500%	11/15/24	6,500	7,032
	Aetna Inc.	6.625%	6/15/36	5,400	7,868
	Aetna Inc.	6.750%	12/15/37	5,000	7,385
	Aetna Inc.	4.500%	5/15/42	4,325	5,178
	Aetna Inc.	4.125%	11/15/42	8,525	9,769
	Aetna Inc.	4.750%	3/15/44	3,520	4,363
	Aetna Inc.	3.875%	8/15/47	19,727	22,160
	Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,218
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	7,234
	Agilent Technologies Inc.	2.750%	9/15/29	1,000	1,049
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	3,143
	Agilent Technologies Inc.	2.300%	3/12/31	10,000	10,007
	AHS Hospital Corp.	5.024%	7/1/45	3,300	4,520
[3]	AHS Hospital Corp.	2.780%	7/1/51	5,000	4,920
[3]	Allina Health System	3.887%	4/15/49	3,750	4,338
	AmerisourceBergen Corp.	0.737%	3/15/23	4,000	4,008
	AmerisourceBergen Corp.	3.400%	5/15/24	17,375	18,572
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	6,148
	AmerisourceBergen Corp.	3.450%	12/15/27	6,525	7,120
	AmerisourceBergen Corp.	2.800%	5/15/30	7,250	7,561
	AmerisourceBergen Corp.	2.700%	3/15/31	10,700	10,988
	AmerisourceBergen Corp.	4.250%	3/1/45	7,132	8,255
	AmerisourceBergen Corp.	4.300%	12/15/47	7,675	8,953

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	2.250%	8/19/23	7,100	7,352
	Amgen Inc.	3.625%	5/22/24	17,688	19,044
	Amgen Inc.	1.900%	2/21/25	4,125	4,267
	Amgen Inc.	3.125%	5/1/25	3,100	3,335
	Amgen Inc.	2.600%	8/19/26	21,425	22,745
	Amgen Inc.	2.200%	2/21/27	16,307	16,934
	Amgen Inc.	3.200%	11/2/27	4,430	4,834
	Amgen Inc.	2.450%	2/21/30	10,955	11,293
	Amgen Inc.	2.300%	2/25/31	19,172	19,416
	Amgen Inc.	3.150%	2/21/40	24,544	25,526
	Amgen Inc.	4.950%	10/1/41	10,860	14,045
	Amgen Inc.	5.150%	11/15/41	3,478	4,569
	Amgen Inc.	4.400%	5/1/45	28,705	34,809
	Amgen Inc.	4.563%	6/15/48	11,167	14,040
	Amgen Inc.	3.375%	2/21/50	26,625	28,057
	Amgen Inc.	4.663%	6/15/51	45,193	58,366
	Amgen Inc.	2.770%	9/1/53	10,693	10,163
	Anthem Inc.	2.950%	12/1/22	6,500	6,721
	Anthem Inc.	3.300%	1/15/23	11,621	12,125
	Anthem Inc.	3.500%	8/15/24	15,182	16,346
	Anthem Inc.	3.350%	12/1/24	8,272	8,923
	Anthem Inc.	2.375%	1/15/25	6,000	6,282
	Anthem Inc.	3.650%	12/1/27	31,571	35,322
	Anthem Inc.	4.101%	3/1/28	13,000	14,876
	Anthem Inc.	2.875%	9/15/29	6,955	7,400
	Anthem Inc.	2.250%	5/15/30	24,531	24,744
	Anthem Inc.	2.550%	3/15/31	8,500	8,768
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,200	1,621
	Anthem Inc.	6.375%	6/15/37	5,865	8,299
	Anthem Inc.	4.625%	5/15/42	9,815	12,214
	Anthem Inc.	4.650%	1/15/43	10,195	12,724
	Anthem Inc.	5.100%	1/15/44	10,855	14,292
	Anthem Inc.	4.650%	8/15/44	9,592	12,013
	Anthem Inc.	4.375%	12/1/47	14,777	18,027
	Anthem Inc.	4.550%	3/1/48	5,240	6,568
	Anthem Inc.	3.125%	5/15/50	17,675	18,080
	Anthem Inc.	3.600%	3/15/51	10,500	11,539
	Anthem Inc.	4.850%	8/15/54	2,720	3,461
[3]	Ascension Health	2.532%	11/15/29	12,426	13,106
[3]	Ascension Health	3.106%	11/15/39	9,450	10,101
	Ascension Health	3.945%	11/15/46	8,010	9,774
[3]	Ascension Health	4.847%	11/15/53	6,500	9,131
	Astrazeneca Finance LLC	0.700%	5/28/24	13,110	13,095
	Astrazeneca Finance LLC	1.200%	5/28/26	5,000	4,983
	Astrazeneca Finance LLC	1.750%	5/28/28	8,000	7,996
	Astrazeneca Finance LLC	2.250%	5/28/31	15,000	15,209
	AstraZeneca plc	0.300%	5/26/23	10,125	10,097
	AstraZeneca plc	3.500%	8/17/23	12,260	13,022
	AstraZeneca plc	3.375%	11/16/25	21,737	23,804
	AstraZeneca plc	0.700%	4/8/26	13,105	12,768
	AstraZeneca plc	4.000%	1/17/29	5,400	6,207
	AstraZeneca plc	1.375%	8/6/30	16,361	15,503
	AstraZeneca plc	6.450%	9/15/37	24,447	36,440
	AstraZeneca plc	4.000%	9/18/42	11,275	13,452

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	4.375%	11/16/45	10,900	13,560
	AstraZeneca plc	4.375%	8/17/48	4,800	6,054
	AstraZeneca plc	2.125%	8/6/50	5,700	4,975
	AstraZeneca plc	3.000%	5/28/51	17,090	17,570
	Banner Health	2.338%	1/1/30	5,000	5,114
	Banner Health	1.897%	1/1/31	1,000	985
[3]	Banner Health	3.181%	1/1/50	2,900	3,075
	Banner Health	2.913%	1/1/51	3,150	3,189
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	5,250	5,670
	Baxalta Inc.	3.600%	6/23/22	3,605	3,695
	Baxalta Inc.	4.000%	6/23/25	8,678	9,592
	Baxalta Inc.	5.250%	6/23/45	4,188	5,600
	Baxter International Inc.	1.700%	8/15/21	3,675	3,677
	Baxter International Inc.	2.600%	8/15/26	2,025	2,154
	Baxter International Inc.	3.950%	4/1/30	6,025	6,935
	Baxter International Inc.	1.730%	4/1/31	9,375	9,126
	Baxter International Inc.	3.500%	8/15/46	5,725	6,387
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,821
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	3,244
	Baylor Scott & White Holdings	4.185%	11/15/45	4,355	5,365
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	10,508
	Becton Dickinson & Co.	3.300%	3/1/23	3,000	3,117
	Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,322
	Becton Dickinson & Co.	3.363%	6/6/24	16,062	17,208
	Becton Dickinson & Co.	3.734%	12/15/24	13,479	14,681
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	23,187
	Becton Dickinson & Co.	2.823%	5/20/30	13,840	14,495
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	9,757
	Becton Dickinson & Co.	4.875%	5/15/44	940	1,111
	Becton Dickinson & Co.	4.685%	12/15/44	9,915	12,364
	Becton Dickinson & Co.	4.669%	6/6/47	13,895	17,316
	Becton Dickinson & Co.	3.794%	5/20/50	5,000	5,581
	Biogen Inc.	3.625%	9/15/22	11,316	11,750
	Biogen Inc.	4.050%	9/15/25	24,320	27,079
	Biogen Inc.	2.250%	5/1/30	24,575	24,640
	Biogen Inc.	3.150%	5/1/50	10,909	10,727
[3,7]	Biogen Inc.	3.250%	2/15/51	18,464	18,471
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,789
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,725	2,706
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	3,369
	Boston Scientific Corp.	3.450%	3/1/24	8,370	8,938
	Boston Scientific Corp.	3.850%	5/15/25	5,075	5,604
	Boston Scientific Corp.	1.900%	6/1/25	5,700	5,881
	Boston Scientific Corp.	3.750%	3/1/26	26,753	29,702
	Boston Scientific Corp.	4.000%	3/1/29	15,115	17,201
	Boston Scientific Corp.	2.650%	6/1/30	9,425	9,744
	Boston Scientific Corp.	7.000%	11/15/35	5,295	7,483
	Boston Scientific Corp.	4.550%	3/1/39	8,175	9,984
	Boston Scientific Corp.	7.375%	1/15/40	1,150	1,820
	Boston Scientific Corp.	4.700%	3/1/49	16,045	20,537
	Bristol-Myers Squibb Co.	2.000%	8/1/22	7,950	8,100
	Bristol-Myers Squibb Co.	3.250%	8/15/22	5,000	5,161
	Bristol-Myers Squibb Co.	3.550%	8/15/22	14,987	15,522
	Bristol-Myers Squibb Co.	2.750%	2/15/23	9,365	9,707
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,524

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	0.537%	11/13/23	12,964	12,972
	Bristol-Myers Squibb Co.	2.900%	7/26/24	51,635	55,063
	Bristol-Myers Squibb Co.	3.875%	8/15/25	43,749	48,683
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	8,424
	Bristol-Myers Squibb Co.	3.200%	6/15/26	52,602	57,747
	Bristol-Myers Squibb Co.	1.125%	11/13/27	6,810	6,699
	Bristol-Myers Squibb Co.	3.450%	11/15/27	15,341	17,107
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	24,694
	Bristol-Myers Squibb Co.	3.400%	7/26/29	40,212	45,045
	Bristol-Myers Squibb Co.	1.450%	11/13/30	7,000	6,767
	Bristol-Myers Squibb Co.	4.125%	6/15/39	20,175	24,392
	Bristol-Myers Squibb Co.	2.350%	11/13/40	7,200	6,930
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	11,692
	Bristol-Myers Squibb Co.	4.625%	5/15/44	6,014	7,853
	Bristol-Myers Squibb Co.	5.000%	8/15/45	12,948	17,718
	Bristol-Myers Squibb Co.	4.350%	11/15/47	13,950	17,684
	Bristol-Myers Squibb Co.	4.550%	2/20/48	20,598	26,885
	Bristol-Myers Squibb Co.	4.250%	10/26/49	43,580	55,043
	Bristol-Myers Squibb Co.	2.550%	11/13/50	13,500	12,929
	Cardinal Health Inc.	2.616%	6/15/22	5,862	5,980
	Cardinal Health Inc.	3.200%	3/15/23	4,450	4,648
	Cardinal Health Inc.	3.079%	6/15/24	4,312	4,575
	Cardinal Health Inc.	3.500%	11/15/24	4,000	4,310
	Cardinal Health Inc.	3.750%	9/15/25	1,975	2,172
	Cardinal Health Inc.	3.410%	6/15/27	4,520	4,938
	Cardinal Health Inc.	4.600%	3/15/43	4,150	4,829
	Cardinal Health Inc.	4.500%	11/15/44	3,275	3,748
	Cardinal Health Inc.	4.900%	9/15/45	4,080	4,905
	Cardinal Health Inc.	4.368%	6/15/47	4,950	5,585
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	6,032
	Children's Health System of Texas	2.511%	8/15/50	4,150	3,855
[3]	Children's Hospital	2.928%	7/15/50	4,575	4,507
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,993
[3]	Children's Hospital Corp.	2.585%	2/1/50	2,000	1,900
	Children's Hospital Medical Center	4.268%	5/15/44	1,050	1,320
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	4,125	4,081
[3]	CHRISTUS Health	4.341%	7/1/28	5,100	5,864
[3]	Cigna Corp.	3.050%	11/30/22	5,500	5,693
[3]	Cigna Corp.	3.000%	7/15/23	14,000	14,657
	Cigna Corp.	3.750%	7/15/23	8,438	8,984
[3]	Cigna Corp.	3.500%	6/15/24	6,330	6,792
[3]	Cigna Corp.	3.250%	4/15/25	21,352	23,013
	Cigna Corp.	4.125%	11/15/25	2,510	2,813
[3]	Cigna Corp.	4.500%	2/25/26	19,300	21,974
	Cigna Corp.	1.250%	3/15/26	7,500	7,523
[3]	Cigna Corp.	3.400%	3/1/27	22,690	24,898
[3]	Cigna Corp.	7.875%	5/15/27	362	480
	Cigna Corp.	4.375%	10/15/28	24,071	28,017
	Cigna Corp.	2.400%	3/15/30	32,670	33,357
	Cigna Corp.	2.375%	3/15/31	11,750	11,914
	Cigna Corp.	4.800%	8/15/38	26,555	33,075
	Cigna Corp.	3.200%	3/15/40	10,600	11,003
[3]	Cigna Corp.	6.125%	11/15/41	4,034	5,761
[3]	Cigna Corp.	5.375%	2/15/42	550	694

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cigna Corp.	4.800%	7/15/46	13,715	17,361
[3]	Cigna Corp.	3.875%	10/15/47	8,154	9,117
	Cigna Corp.	4.900%	12/15/48	19,015	24,577
	Cigna Corp.	3.400%	3/15/50	29,105	30,275
	Cigna Corp.	3.400%	3/15/51	22,250	23,273
[3]	City of Hope	5.623%	11/15/43	2,000	2,820
[3]	City of Hope	4.378%	8/15/48	7,375	9,186
	CommonSpirit Health	2.950%	11/1/22	3,225	3,329
	CommonSpirit Health	2.760%	10/1/24	5,000	5,263
	CommonSpirit Health	1.547%	10/1/25	3,285	3,314
	CommonSpirit Health	3.347%	10/1/29	7,925	8,588
	CommonSpirit Health	2.782%	10/1/30	3,375	3,512
[3]	CommonSpirit Health	4.350%	11/1/42	9,635	11,260
	CommonSpirit Health	3.817%	10/1/49	6,270	7,000
	CommonSpirit Health	4.187%	10/1/49	10,300	11,829
	CommonSpirit Health	3.910%	10/1/50	4,615	5,097
[3]	Community Health Network Inc.	3.099%	5/1/50	8,000	7,962
[3]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	5,647
	CVS Health Corp.	3.500%	7/20/22	12,345	12,690
	CVS Health Corp.	2.750%	12/1/22	10,490	10,782
	CVS Health Corp.	4.750%	12/1/22	9,000	9,442
	CVS Health Corp.	3.700%	3/9/23	35,063	36,914
	CVS Health Corp.	3.375%	8/12/24	16,365	17,593
	CVS Health Corp.	3.875%	7/20/25	39,564	43,684
	CVS Health Corp.	2.875%	6/1/26	18,860	20,261
	CVS Health Corp.	3.000%	8/15/26	7,000	7,549
	CVS Health Corp.	3.625%	4/1/27	6,100	6,749
	CVS Health Corp.	1.300%	8/21/27	27,339	26,839
	CVS Health Corp.	4.300%	3/25/28	77,095	88,567
	CVS Health Corp.	3.250%	8/15/29	34,630	37,659
	CVS Health Corp.	3.750%	4/1/30	18,347	20,568
	CVS Health Corp.	1.750%	8/21/30	26,925	25,912
	CVS Health Corp.	1.875%	2/28/31	10,000	9,707
	CVS Health Corp.	4.875%	7/20/35	8,475	10,333
	CVS Health Corp.	4.780%	3/25/38	60,600	74,540
	CVS Health Corp.	6.125%	9/15/39	4,950	6,906
	CVS Health Corp.	4.125%	4/1/40	18,475	21,417
	CVS Health Corp.	2.700%	8/21/40	11,350	11,006
	CVS Health Corp.	5.300%	12/5/43	11,043	14,603
	CVS Health Corp.	5.125%	7/20/45	28,835	37,426
	CVS Health Corp.	5.050%	3/25/48	96,730	125,794
	CVS Health Corp.	4.250%	4/1/50	1,900	2,258
	Danaher Corp.	3.350%	9/15/25	4,300	4,704
	Danaher Corp.	4.375%	9/15/45	5,975	7,469
	Danaher Corp.	2.600%	10/1/50	7,850	7,497
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,651
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	6,956
	DH Europe Finance II Sarl	2.050%	11/15/22	11,115	11,372
	DH Europe Finance II Sarl	2.200%	11/15/24	9,727	10,157
	DH Europe Finance II Sarl	2.600%	11/15/29	12,000	12,565
	DH Europe Finance II Sarl	3.250%	11/15/39	9,480	10,169
	Dignity Health	3.125%	11/1/22	950	982
	Dignity Health	3.812%	11/1/24	5,150	5,630
	Dignity Health	4.500%	11/1/42	6,000	7,215
	Dignity Health	5.267%	11/1/64	1,075	1,486

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Duke University Health System Inc.	3.920%	6/1/47	4,800	5,760
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	5,509
	Eli Lilly & Co.	2.350%	5/15/22	6,533	6,655
	Eli Lilly & Co.	2.750%	6/1/25	3,158	3,376
	Eli Lilly & Co.	3.375%	3/15/29	11,775	13,215
	Eli Lilly & Co.	3.950%	3/15/49	29,628	35,965
	Eli Lilly & Co.	2.250%	5/15/50	16,237	14,713
	Eli Lilly & Co.	4.150%	3/15/59	5,525	7,007
	Eli Lilly & Co.	2.500%	9/15/60	9,700	8,878
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	2,285
	Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,882
	Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,490
	Gilead Sciences Inc.	0.750%	9/29/23	8,000	8,006
	Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,680
	Gilead Sciences Inc.	3.500%	2/1/25	3,809	4,127
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	26,521
	Gilead Sciences Inc.	2.950%	3/1/27	15,100	16,251
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	4,386
	Gilead Sciences Inc.	1.650%	10/1/30	6,000	5,802
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	11,491
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	7,443
	Gilead Sciences Inc.	2.600%	10/1/40	4,000	3,853
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	12,124
	Gilead Sciences Inc.	4.800%	4/1/44	18,011	22,804
	Gilead Sciences Inc.	4.500%	2/1/45	10,825	13,219
	Gilead Sciences Inc.	4.750%	3/1/46	28,034	35,547
	Gilead Sciences Inc.	4.150%	3/1/47	23,979	28,217
	Gilead Sciences Inc.	2.800%	10/1/50	15,150	14,554
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,161
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,590
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	24,153
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	27,673
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,583
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,939	37,340
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,250	5,289
	GlaxoSmithKline Capital plc	0.534%	10/1/23	7,750	7,762
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,500	5,866
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	4,793
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,918
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,125	5,066
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,752
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	3,205	3,367
	HCA Inc.	4.750%	5/1/23	11,816	12,666
	HCA Inc.	5.000%	3/15/24	18,690	20,658
	HCA Inc.	5.250%	4/15/25	18,743	21,464
	HCA Inc.	5.250%	6/15/26	22,577	26,116
	HCA Inc.	4.500%	2/15/27	3,975	4,494
	HCA Inc.	4.125%	6/15/29	21,024	23,708
	HCA Inc.	2.375%	7/15/31	10,000	9,897
	HCA Inc.	5.125%	6/15/39	11,085	13,841
	HCA Inc.	5.500%	6/15/47	30,650	39,914
	HCA Inc.	5.250%	6/15/49	6,500	8,296
	HCA Inc.	3.500%	7/15/51	19,670	19,675
	Humana Inc.	3.150%	12/1/22	4,825	4,975

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	3.850%	10/1/24	21,575	23,425
	Humana Inc.	4.500%	4/1/25	4,105	4,598
	Humana Inc.	3.950%	3/15/27	10,450	11,714
	Humana Inc.	3.125%	8/15/29	4,600	4,953
	Humana Inc.	4.875%	4/1/30	6,150	7,422
	Humana Inc.	4.625%	12/1/42	4,730	5,813
	Humana Inc.	4.950%	10/1/44	9,205	11,891
	Humana Inc.	4.800%	3/15/47	120	152
	Humana Inc.	3.950%	8/15/49	981	1,125
	IHC Health Services Inc.	4.131%	5/15/48	3,500	4,355
	Illumina Inc.	0.550%	3/23/23	1,800	1,803
	Illumina Inc.	2.550%	3/23/31	5,000	5,073
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	7,151
[3,5]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	3,366
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	6,756
[3]	Iowa Health System	3.665%	2/15/50	5,000	5,565
	Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	4,646
	Johnson & Johnson	2.050%	3/1/23	5,969	6,127
	Johnson & Johnson	6.730%	11/15/23	1,203	1,385
	Johnson & Johnson	3.375%	12/5/23	6,875	7,384
	Johnson & Johnson	2.625%	1/15/25	12,418	13,221
	Johnson & Johnson	0.550%	9/1/25	10,325	10,222
	Johnson & Johnson	2.450%	3/1/26	37,425	39,859
	Johnson & Johnson	2.950%	3/3/27	8,550	9,347
	Johnson & Johnson	0.950%	9/1/27	6,475	6,360
	Johnson & Johnson	2.900%	1/15/28	12,537	13,714
	Johnson & Johnson	6.950%	9/1/29	2,650	3,717
	Johnson & Johnson	1.300%	9/1/30	12,790	12,408
	Johnson & Johnson	4.950%	5/15/33	6,100	8,048
	Johnson & Johnson	4.375%	12/5/33	13,079	16,373
	Johnson & Johnson	3.550%	3/1/36	8,500	9,882
	Johnson & Johnson	3.625%	3/3/37	18,356	21,400
	Johnson & Johnson	5.950%	8/15/37	5,039	7,375
	Johnson & Johnson	3.400%	1/15/38	8,000	9,068
	Johnson & Johnson	5.850%	7/15/38	3,797	5,541
	Johnson & Johnson	2.100%	9/1/40	14,435	13,702
	Johnson & Johnson	4.500%	9/1/40	5,000	6,469
	Johnson & Johnson	4.850%	5/15/41	825	1,102
	Johnson & Johnson	4.500%	12/5/43	11,620	15,118
	Johnson & Johnson	3.700%	3/1/46	19,372	23,005
	Johnson & Johnson	3.750%	3/3/47	7,150	8,595
	Johnson & Johnson	3.500%	1/15/48	6,699	7,773
	Johnson & Johnson	2.250%	9/1/50	7,982	7,451
	Johnson & Johnson	2.450%	9/1/60	5,950	5,610
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,877
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,366
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	7,000	7,152
	Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	7,133
	Kaiser Foundation Hospitals	4.150%	5/1/47	12,400	15,445
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	9,150	9,940
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	7,221
	Koninklijke Philips NV	6.875%	3/11/38	4,600	7,006
	Koninklijke Philips NV	5.000%	3/15/42	12,775	16,989

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,550	2,724
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,265	10,988
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,625	5,890
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,186	16,430
	Laboratory Corp. of America Holdings	1.550%	6/1/26	2,400	2,400
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,838
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,775	6,082
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	5,088
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	10,523
[3]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	1,163
[3]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	3,456
[3]	Mass General Brigham Inc.	4.117%	7/1/55	2,550	3,149
[3]	Mass General Brigham Inc.	3.342%	7/1/60	10,400	11,438
[3]	Mayo Clinic	3.774%	11/15/43	5,150	6,042
[3]	Mayo Clinic	4.000%	11/15/47	1,875	2,326
[3]	Mayo Clinic	4.128%	11/15/52	1,150	1,447
[3]	Mayo Clinic	3.196%	11/15/61	6,000	6,460
	McKesson Corp.	2.700%	12/15/22	11,300	11,601
	McKesson Corp.	2.850%	3/15/23	1,500	1,549
	McKesson Corp.	3.796%	3/15/24	364	392
	McKesson Corp.	0.900%	12/3/25	14,700	14,490
	McKesson Corp.	3.950%	2/16/28	5,350	6,071
	McKesson Corp.	4.750%	5/30/29	7,275	8,649
	McKesson Corp.	6.000%	3/1/41	375	502
	McKesson Corp.	4.883%	3/15/44	1,679	2,099
[3]	McLaren Health Care Corp.	4.386%	5/15/48	3,583	4,461
[3]	MedStar Health Inc.	3.626%	8/15/49	4,000	4,440
	Medtronic Inc.	3.500%	3/15/25	9,651	10,593
	Medtronic Inc.	4.375%	3/15/35	37,819	47,069
	Medtronic Inc.	4.625%	3/15/45	13,242	17,370
	Memorial Health Services	3.447%	11/1/49	5,000	5,403
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	953
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	2,045
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,605	15,927
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	2,169
	Merck & Co. Inc.	2.350%	2/10/22	11,034	11,177
	Merck & Co. Inc.	2.400%	9/15/22	10,820	11,043
	Merck & Co. Inc.	2.800%	5/18/23	15,925	16,658
	Merck & Co. Inc.	2.900%	3/7/24	6,750	7,171
	Merck & Co. Inc.	2.750%	2/10/25	23,921	25,487
	Merck & Co. Inc.	0.750%	2/24/26	14,970	14,855
	Merck & Co. Inc.	3.400%	3/7/29	15,470	17,338
	Merck & Co. Inc.	1.450%	6/24/30	7,282	7,094
	Merck & Co. Inc.	6.500%	12/1/33	5,650	8,326
	Merck & Co. Inc.	3.900%	3/7/39	14,469	17,127
	Merck & Co. Inc.	2.350%	6/24/40	16,054	15,544
	Merck & Co. Inc.	3.600%	9/15/42	8,670	9,950
	Merck & Co. Inc.	4.150%	5/18/43	14,489	17,883
	Merck & Co. Inc.	3.700%	2/10/45	27,584	31,897
	Merck & Co. Inc.	4.000%	3/7/49	6,248	7,641
	Merck & Co. Inc.	2.450%	6/24/50	11,075	10,440
[3]	Mercy Health	4.302%	7/1/28	1,750	2,057
[3]	Methodist Hospital	2.705%	12/1/50	4,600	4,458
[3]	MidMichigan Health	3.409%	6/1/50	2,875	3,087
[3]	Montefiore Obligated Group	5.246%	11/1/48	6,800	8,215

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montefiore Obligated Group	4.287%	9/1/50	60	64
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,650	2,961
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,100	5,610
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	6,200	6,404
	MultiCare Health System	2.803%	8/15/50	2,250	2,220
[3,7]	Mylan Inc.	3.125%	1/15/23	325	337
	Mylan Inc.	4.200%	11/29/23	8,205	8,802
	Mylan Inc.	4.550%	4/15/28	3,538	4,060
	Mylan Inc.	5.400%	11/29/43	4,970	6,179
	Mylan Inc.	5.200%	4/15/48	5,775	7,091
	New York & Presbyterian Hospital	2.256%	8/1/40	1,225	1,153
	New York & Presbyterian Hospital	4.024%	8/1/45	4,390	5,416
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	5,712
	New York & Presbyterian Hospital	2.606%	8/1/60	1,925	1,790
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	5,685	6,706
	Northwell Healthcare Inc.	3.979%	11/1/46	7,270	8,249
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	9,846
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	4,666
	Novant Health Inc.	2.637%	11/1/36	7,000	7,134
	Novant Health Inc.	3.168%	11/1/51	11,000	11,552
	Novant Health Inc.	3.318%	11/1/61	8,425	8,936
	Novartis Capital Corp.	2.400%	9/21/22	5,794	5,943
	Novartis Capital Corp.	3.400%	5/6/24	15,653	16,884
	Novartis Capital Corp.	1.750%	2/14/25	4,685	4,836
	Novartis Capital Corp.	3.000%	11/20/25	15,077	16,357
	Novartis Capital Corp.	2.000%	2/14/27	5,000	5,199
	Novartis Capital Corp.	3.100%	5/17/27	10,875	11,897
	Novartis Capital Corp.	2.200%	8/14/30	18,485	19,116
	Novartis Capital Corp.	3.700%	9/21/42	5,175	6,036
	Novartis Capital Corp.	4.400%	5/6/44	15,218	19,502
	Novartis Capital Corp.	4.000%	11/20/45	14,011	17,109
	Novartis Capital Corp.	2.750%	8/14/50	10,815	10,907
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	2,990
[3]	NYU Langone Hospitals	5.750%	7/1/43	3,100	4,383
	NYU Langone Hospitals	4.784%	7/1/44	3,425	4,395
[3]	NYU Langone Hospitals	4.368%	7/1/47	4,775	5,683
[3]	NYU Langone Hospitals	3.380%	7/1/55	7,245	7,647
	Ochsner Clinic Foundation	5.897%	5/15/45	275	391
[3]	OhioHealth Corp.	3.042%	11/15/50	3,025	3,150
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,664
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	2,938
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,846
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,406
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	5,400	5,607
	PerkinElmer Inc.	3.300%	9/15/29	16,350	17,691
	PerkinElmer Inc.	2.550%	3/15/31	6,000	6,158
	PerkinElmer Inc.	3.625%	3/15/51	3,500	3,797
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	8,171
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,980	7,686
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	3,750	3,832
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,011	3,170
	Pfizer Inc.	3.000%	6/15/23	5,760	6,056
	Pfizer Inc.	3.200%	9/15/23	6,225	6,590

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	2.950%	3/15/24	8,000	8,510
	Pfizer Inc.	3.400%	5/15/24	650	704
	Pfizer Inc.	0.800%	5/28/25	4,700	4,713
	Pfizer Inc.	2.750%	6/3/26	26,608	28,789
	Pfizer Inc.	3.000%	12/15/26	13,225	14,520
	Pfizer Inc.	3.600%	9/15/28	8,025	9,089
	Pfizer Inc.	3.450%	3/15/29	20,537	23,104
	Pfizer Inc.	2.625%	4/1/30	11,105	11,842
	Pfizer Inc.	1.700%	5/28/30	16,843	16,753
	Pfizer Inc.	4.000%	12/15/36	10,550	12,748
	Pfizer Inc.	4.100%	9/15/38	9,275	11,278
	Pfizer Inc.	3.900%	3/15/39	6,505	7,753
	Pfizer Inc.	7.200%	3/15/39	19,540	32,005
	Pfizer Inc.	2.550%	5/28/40	8,500	8,526
	Pfizer Inc.	5.600%	9/15/40	1,700	2,450
	Pfizer Inc.	4.300%	6/15/43	8,010	10,068
	Pfizer Inc.	4.400%	5/15/44	13,075	16,770
	Pfizer Inc.	4.125%	12/15/46	11,900	14,768
	Pfizer Inc.	4.200%	9/15/48	13,152	16,568
	Pfizer Inc.	4.000%	3/15/49	5,660	6,953
	Pfizer Inc.	2.700%	5/28/50	11,775	11,740
	Pharmacia LLC	6.600%	12/1/28	5,248	7,058
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,250	1,334
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,900	7,233
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	3,570
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,200	4,874
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,583
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,356
	Quest Diagnostics Inc.	3.450%	6/1/26	16,379	17,982
	Quest Diagnostics Inc.	4.200%	6/30/29	2,790	3,218
	Quest Diagnostics Inc.	2.950%	6/30/30	10,245	10,857
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	4,754
	Quest Diagnostics Inc.	5.750%	1/30/40	876	1,094
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	2,509
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	4,217
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	11,875	11,265
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	8,755	7,981
[3,7]	Royalty Pharma plc	0.750%	9/2/23	13,087	13,126
[3,7]	Royalty Pharma plc	1.200%	9/2/25	15,375	15,245
[3,7]	Royalty Pharma plc	1.750%	9/2/27	12,850	12,665
[3,7]	Royalty Pharma plc	2.200%	9/2/30	10,200	10,005
[3,7]	Royalty Pharma plc	3.300%	9/2/40	13,175	13,246
[3,7]	Royalty Pharma plc	3.550%	9/2/50	7,812	7,800
[3]	Rush Obligated Group	3.922%	11/15/29	2,875	3,284
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	4,107
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,400	1,558
	Sanofi	3.375%	6/19/23	15,000	15,848
	Sanofi	3.625%	6/19/28	10,775	12,299
[3]	Seattle Children's Hospital	2.719%	10/1/50	5,000	4,905
[3]	Sharp HealthCare	2.680%	8/1/50	3,000	2,899
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	44,882	46,970
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	28,636	31,083

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Smith & Nephew plc	2.032%	10/14/30	9,235	9,049
[3]	Spectrum Health System Obligated Group	3.487%	7/15/49	2,855	3,161
[3]	SSM Health Care Corp.	3.688%	6/1/23	7,600	7,988
[3]	SSM Health Care Corp.	3.823%	6/1/27	3,600	4,022
[3]	Stanford Health Care	3.795%	11/15/48	5,075	5,978
	Stanford Health Care	3.027%	8/15/51	5,000	5,175
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	6,983
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	14,050	14,923
	Stryker Corp.	0.600%	12/1/23	1,750	1,750
	Stryker Corp.	3.375%	5/15/24	5,425	5,819
	Stryker Corp.	1.150%	6/15/25	3,400	3,419
	Stryker Corp.	3.375%	11/1/25	6,265	6,843
	Stryker Corp.	3.500%	3/15/26	8,747	9,636
	Stryker Corp.	3.650%	3/7/28	5,300	5,949
	Stryker Corp.	1.950%	6/15/30	8,350	8,259
	Stryker Corp.	4.100%	4/1/43	4,225	4,953
	Stryker Corp.	4.375%	5/15/44	6,830	8,402
	Stryker Corp.	4.625%	3/15/46	3,440	4,405
	Stryker Corp.	2.900%	6/15/50	9,525	9,568
[3]	Sutter Health	1.321%	8/15/25	3,035	3,062
[3]	Sutter Health	3.695%	8/15/28	3,025	3,385
[3]	Sutter Health	2.294%	8/15/30	6,325	6,384
[3]	Sutter Health	3.161%	8/15/40	3,625	3,797
[3]	Sutter Health	4.091%	8/15/48	4,400	5,244
[3]	Sutter Health	3.361%	8/15/50	5,500	5,843
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	25,050	27,193
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	40,710
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,382	30,119
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	14,000	14,148
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	25,925	26,159
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	16,579	17,003
	Texas Health Resources	2.328%	11/15/50	3,454	3,134
[3]	Texas Health Resources	4.330%	11/15/55	925	1,206
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,573	11,722
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,696
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	10,070	10,872
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	8,298
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	8,906	9,354
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	10,095	12,021
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	6,102
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,600	5,600
[3]	Toledo Hospital	5.325%	11/15/28	2,935	3,424
	Toledo Hospital	5.750%	11/15/38	3,350	4,043
	Toledo Hospital	6.015%	11/15/48	3,450	4,261
[3]	Trinity Health Corp.	2.632%	12/1/40	2,500	2,464
	Trinity Health Corp.	4.125%	12/1/45	5,120	6,311
	UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,454
	UnitedHealth Group Inc.	3.350%	7/15/22	8,575	8,848
	UnitedHealth Group Inc.	2.375%	10/15/22	4,000	4,106
	UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,122
	UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,350
	UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,243
	UnitedHealth Group Inc.	2.375%	8/15/24	4,730	4,976
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	45,601
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	12,407

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	13,308
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	28,452
	UnitedHealth Group Inc.	1.150%	5/15/26	2,000	2,001
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	14,429
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,829
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	19,377
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	22,298
	UnitedHealth Group Inc.	2.300%	5/15/31	26,625	27,267
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	5,644
	UnitedHealth Group Inc.	6.500%	6/15/37	1,085	1,628
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	7,763
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	21,481
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	19,541
	UnitedHealth Group Inc.	2.750%	5/15/40	10,110	10,231
	UnitedHealth Group Inc.	5.950%	2/15/41	2,700	3,921
	UnitedHealth Group Inc.	3.050%	5/15/41	14,000	14,669
	UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,190
	UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,813
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	12,941
	UnitedHealth Group Inc.	4.750%	7/15/45	22,738	29,809
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	30,493
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	14,677
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	4,449
	UnitedHealth Group Inc.	4.250%	6/15/48	17,053	21,107
	UnitedHealth Group Inc.	4.450%	12/15/48	5,075	6,495
	UnitedHealth Group Inc.	3.700%	8/15/49	8,000	9,178
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	9,646
	UnitedHealth Group Inc.	3.250%	5/15/51	20,500	21,916
	UnitedHealth Group Inc.	3.875%	8/15/59	16,931	20,054
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	11,843
[3,7]	Universal Health Services Inc.	2.650%	10/15/30	8,200	8,240
[3]	UPMC	3.600%	4/3/25	5,000	5,433
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	21,045
	Utah Acquisition Sub Inc.	5.250%	6/15/46	15,450	18,919
[3,7]	Viatris Inc.	1.650%	6/22/25	6,500	6,586
[3,7]	Viatris Inc.	2.300%	6/22/27	14,000	14,282
[3,7]	Viatris Inc.	2.700%	6/22/30	20,500	20,716
[3,7]	Viatris Inc.	3.850%	6/22/40	23,600	25,189
[3,7]	Viatris Inc.	4.000%	6/22/50	35,408	37,521
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	3,907
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	3,756
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	7,400	7,301
	Wyeth LLC	7.250%	3/1/23	2,000	2,223
	Wyeth LLC	6.450%	2/1/24	10,991	12,665
	Wyeth LLC	6.500%	2/1/34	14,080	20,508
	Wyeth LLC	6.000%	2/15/36	6,845	9,789
	Wyeth LLC	5.950%	4/1/37	17,010	24,407
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	3,762
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,844
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,534
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,425	2,549
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,070	17,438
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	3,004
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,710	7,943

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	3.250%	2/1/23	16,023	16,641
	Zoetis Inc.	4.500%	11/13/25	8,925	10,126
	Zoetis Inc.	3.000%	9/12/27	11,040	11,921
	Zoetis Inc.	3.900%	8/20/28	4,950	5,637
	Zoetis Inc.	2.000%	5/15/30	14,870	14,772
	Zoetis Inc.	4.700%	2/1/43	10,790	13,891
	Zoetis Inc.	3.950%	9/12/47	4,375	5,179
	Zoetis Inc.	4.450%	8/20/48	6,700	8,536
	Zoetis Inc.	3.000%	5/15/50	2,775	2,868
					8,134,181
Industrials (2.2%)
	3M Co.	1.750%	2/14/23	5,300	5,419
[3]	3M Co.	2.250%	3/15/23	2,050	2,114
[3]	3M Co.	3.250%	2/14/24	3,075	3,286
	3M Co.	2.000%	2/14/25	6,425	6,694
	3M Co.	2.650%	4/15/25	11,674	12,434
	3M Co.	2.875%	10/15/27	5,150	5,595
[3]	3M Co.	3.625%	9/14/28	9,136	10,397
[3]	3M Co.	3.375%	3/1/29	8,725	9,775
	3M Co.	2.375%	8/26/29	10,425	10,926
	3M Co.	3.050%	4/15/30	5,000	5,504
[3]	3M Co.	3.875%	6/15/44	1,000	1,181
[3]	3M Co.	3.125%	9/19/46	11,425	12,107
[3]	3M Co.	3.625%	10/15/47	8,625	9,984
[3]	3M Co.	4.000%	9/14/48	7,550	9,235
	3M Co.	3.250%	8/26/49	3,000	3,278
	3M Co.	3.700%	4/15/50	11,465	13,486
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,842
	Allegion plc	3.500%	10/1/29	3,455	3,754
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	2,184
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,364
[3]	American Airlines Pass-Through Trust Class A Series 2016-3	3.250%	10/15/28	1,774	1,717
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	801	826
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,475	2,541
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	4,218	4,274
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,584	5,625
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	2,254	2,315
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,607	4,682
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	3,050	3,124
	Amphenol Corp.	2.050%	3/1/25	6,244	6,476
	Amphenol Corp.	4.350%	6/1/29	4,000	4,692
	Amphenol Corp.	2.800%	2/15/30	2,405	2,545
	Boeing Co.	2.125%	3/1/22	5,075	5,124
	Boeing Co.	1.167%	2/4/23	13,000	13,049
	Boeing Co.	2.800%	3/1/23	7,820	8,084
	Boeing Co.	4.508%	5/1/23	30,095	32,077
	Boeing Co.	1.875%	6/15/23	6,100	6,219
	Boeing Co.	1.950%	2/1/24	8,500	8,711

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	1.433%	2/4/24	23,000	23,059
Boeing Co.	2.800%	3/1/24	2,000	2,087
Boeing Co.	2.850%	10/30/24	4,740	4,979
Boeing Co.	2.500%	3/1/25	1,672	1,731
Boeing Co.	4.875%	5/1/25	48,385	54,230
Boeing Co.	7.250%	6/15/25	325	394
Boeing Co.	2.750%	2/1/26	6,000	6,263
Boeing Co.	2.196%	2/4/26	58,600	59,154
Boeing Co.	3.100%	5/1/26	8,375	8,866
Boeing Co.	2.250%	6/15/26	7,995	8,163
Boeing Co.	2.700%	2/1/27	7,965	8,230
Boeing Co.	2.800%	3/1/27	8,800	9,137
Boeing Co.	5.040%	5/1/27	25,800	29,785
Boeing Co.	3.250%	2/1/28	9,250	9,809
Boeing Co.	3.250%	3/1/28	2,926	3,087
Boeing Co.	3.450%	11/1/28	3,092	3,299
Boeing Co.	2.950%	2/1/30	4,905	5,023
Boeing Co.	5.150%	5/1/30	51,690	61,255
Boeing Co.	3.625%	2/1/31	14,475	15,570
Boeing Co.	6.125%	2/15/33	5,775	7,333
Boeing Co.	3.600%	5/1/34	18,041	19,010
Boeing Co.	3.250%	2/1/35	13,725	13,952
Boeing Co.	6.625%	2/15/38	1,000	1,349
Boeing Co.	3.550%	3/1/38	2,322	2,379
Boeing Co.	3.500%	3/1/39	8,415	8,482
Boeing Co.	6.875%	3/15/39	5,430	7,607
Boeing Co.	5.875%	2/15/40	3,905	5,018
Boeing Co.	5.705%	5/1/40	35,635	45,978
Boeing Co.	3.375%	6/15/46	7,000	6,743
Boeing Co.	3.650%	3/1/47	6,800	6,783
Boeing Co.	3.850%	11/1/48	2,903	2,995
Boeing Co.	3.900%	5/1/49	8,345	8,770
Boeing Co.	3.750%	2/1/50	10,900	11,244
Boeing Co.	5.805%	5/1/50	58,520	78,960
Boeing Co.	3.825%	3/1/59	2,300	2,316
Boeing Co.	3.950%	8/1/59	3,000	3,135
Boeing Co.	5.930%	5/1/60	39,030	53,836
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,360	6,517
Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,433
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,442
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,983	10,778
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	9,154
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	13,257
Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,530
Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	5,165
Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	15,478
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,358
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,775	12,439
Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	7,433
Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	7,179
Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,835
Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	9,027
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	11,864
Burlington Northern Santa Fe LLC	4.450%	3/15/43	9,803	12,288
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	10,004

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	9,836
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	8,036
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	11,241	13,619
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,722	10,054
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	10,539
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	3,810
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	11,915	14,399
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	14,195	17,414
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	10,501
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	15,325	16,721
	Canadian National Railway Co.	2.850%	12/15/21	13,385	13,458
	Canadian National Railway Co.	2.950%	11/21/24	1,319	1,406
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,932
	Canadian National Railway Co.	6.900%	7/15/28	300	399
	Canadian National Railway Co.	6.250%	8/1/34	1,370	1,940
	Canadian National Railway Co.	6.200%	6/1/36	5,425	7,655
	Canadian National Railway Co.	6.375%	11/15/37	145	209
	Canadian National Railway Co.	3.200%	8/2/46	9,400	9,741
	Canadian National Railway Co.	3.650%	2/3/48	15,785	17,516
	Canadian National Railway Co.	4.450%	1/20/49	860	1,070
	Canadian National Railway Co.	2.450%	5/1/50	16,661	15,078
	Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,362
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,893
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,972
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	4,548
	Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	12,581
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,431	3,463
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	131
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	3,601
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	16,411
	Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	7,879
	Canadian Pacific Railway Co.	6.125%	9/15/15	8,850	13,753
	Carrier Global Corp.	2.242%	2/15/25	17,395	18,097
	Carrier Global Corp.	2.493%	2/15/27	11,725	12,270
	Carrier Global Corp.	2.722%	2/15/30	32,834	34,041
	Carrier Global Corp.	3.377%	4/5/40	21,210	22,319
	Carrier Global Corp.	3.577%	4/5/50	21,652	22,983
[3]	Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,194
[3]	Caterpillar Financial Services Corp.	1.950%	11/18/22	15,520	15,865
[3]	Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,255
	Caterpillar Financial Services Corp.	0.250%	3/1/23	10,000	9,991
[3]	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,142
[3]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,661
	Caterpillar Financial Services Corp.	0.650%	7/7/23	4,625	4,650
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	13,000	13,017
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,232
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,362
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,737
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,879
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,870
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,550	4,658
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	16,846
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,100	10,070
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	7,225
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,852

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.400%	5/15/24	3,500	3,759
	Caterpillar Inc.	2.600%	4/9/30	19,806	21,140
	Caterpillar Inc.	1.900%	3/12/31	5,000	5,010
	Caterpillar Inc.	5.300%	9/15/35	7,100	9,480
	Caterpillar Inc.	6.050%	8/15/36	9,241	13,310
	Caterpillar Inc.	5.200%	5/27/41	5,147	7,114
	Caterpillar Inc.	3.803%	8/15/42	11,854	14,099
	Caterpillar Inc.	4.300%	5/15/44	2,830	3,585
	Caterpillar Inc.	3.250%	9/19/49	17,771	19,594
	Caterpillar Inc.	3.250%	4/9/50	10,100	11,194
	Caterpillar Inc.	4.750%	5/15/64	2,575	3,710
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,767
	CNH Industrial Capital LLC	1.950%	7/2/23	3,075	3,152
	CNH Industrial Capital LLC	4.200%	1/15/24	11,865	12,845
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	10,388
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,487
	CNH Industrial NV	4.500%	8/15/23	5,025	5,418
[3]	CNH Industrial NV	3.850%	11/15/27	4,500	4,990
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,722	5,015
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	860	909
	Crane Co.	4.450%	12/15/23	5,690	6,136
	Crane Co.	4.200%	3/15/48	3,925	4,353
	CSX Corp.	3.400%	8/1/24	4,000	4,306
	CSX Corp.	3.350%	11/1/25	5,400	5,905
	CSX Corp.	2.600%	11/1/26	6,400	6,815
	CSX Corp.	3.250%	6/1/27	12,250	13,434
	CSX Corp.	3.800%	3/1/28	18,350	20,687
	CSX Corp.	4.250%	3/15/29	15,539	18,064
	CSX Corp.	2.400%	2/15/30	11,965	12,322
	CSX Corp.	6.000%	10/1/36	150	208
	CSX Corp.	6.150%	5/1/37	4,600	6,494
	CSX Corp.	6.220%	4/30/40	7,279	10,678
	CSX Corp.	5.500%	4/15/41	5,700	7,726
	CSX Corp.	4.750%	5/30/42	790	998
	CSX Corp.	4.100%	3/15/44	8,325	9,743
	CSX Corp.	3.800%	11/1/46	5,240	5,929
	CSX Corp.	4.300%	3/1/48	10,325	12,536
	CSX Corp.	4.750%	11/15/48	3,500	4,529
	CSX Corp.	4.500%	3/15/49	16,133	20,168
	CSX Corp.	3.800%	4/15/50	12,625	14,475
	CSX Corp.	2.500%	5/15/51	9,500	8,646
	CSX Corp.	4.500%	8/1/54	1,300	1,648
	CSX Corp.	4.250%	11/1/66	6,625	8,198
	CSX Corp.	4.650%	3/1/68	3,145	4,128
	Cummins Inc.	3.650%	10/1/23	2,790	2,970
	Cummins Inc.	0.750%	9/1/25	2,500	2,484
	Cummins Inc.	1.500%	9/1/30	6,600	6,368
	Cummins Inc.	4.875%	10/1/43	7,390	9,771
	Cummins Inc.	2.600%	9/1/50	4,050	3,857
	Deere & Co.	2.750%	4/15/25	1,263	1,348
	Deere & Co.	5.375%	10/16/29	6,170	7,865
	Deere & Co.	3.100%	4/15/30	4,138	4,571
	Deere & Co.	3.900%	6/9/42	7,237	8,899

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deere & Co.	2.875%	9/7/49	5,000	5,230
	Deere & Co.	3.750%	4/15/50	10,906	13,167
[3,7]	Delta Air Lines Inc.	7.000%	5/1/25	11,000	12,836
[3,7]	Delta Air Lines Inc.	4.500%	10/20/25	6,400	6,890
[3,7]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,224
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	799	861
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,000	4,230
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,522	7,589
	Dover Corp.	3.150%	11/15/25	5,900	6,346
	Dover Corp.	2.950%	11/4/29	2,600	2,795
	Dover Corp.	5.375%	10/15/35	300	384
	Dover Corp.	5.375%	3/1/41	2,220	2,881
	Eaton Corp.	2.750%	11/2/22	12,994	13,415
	Eaton Corp.	3.103%	9/15/27	7,765	8,449
	Eaton Corp.	4.000%	11/2/32	7,729	9,004
	Eaton Corp.	4.150%	11/2/42	3,011	3,593
	Eaton Corp.	3.915%	9/15/47	4,950	5,691
	Emerson Electric Co.	2.625%	12/1/21	11,025	11,112
	Emerson Electric Co.	2.625%	2/15/23	3,500	3,611
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,948
	Emerson Electric Co.	0.875%	10/15/26	12,820	12,640
	Emerson Electric Co.	1.800%	10/15/27	9,550	9,779
	Emerson Electric Co.	1.950%	10/15/30	4,250	4,298
	Emerson Electric Co.	5.250%	11/15/39	440	593
	Emerson Electric Co.	2.750%	10/15/50	6,175	6,175
	FedEx Corp.	3.250%	4/1/26	7,759	8,496
	FedEx Corp.	3.400%	2/15/28	5,000	5,555
	FedEx Corp.	3.100%	8/5/29	16,125	17,484
	FedEx Corp.	4.250%	5/15/30	13,550	15,792
	FedEx Corp.	2.400%	5/15/31	6,700	6,825
	FedEx Corp.	4.900%	1/15/34	1,700	2,122
	FedEx Corp.	3.900%	2/1/35	4,100	4,693
	FedEx Corp.	3.250%	5/15/41	6,700	6,899
	FedEx Corp.	3.875%	8/1/42	275	306
	FedEx Corp.	4.100%	4/15/43	2,275	2,597
	FedEx Corp.	5.100%	1/15/44	15,107	19,397
	FedEx Corp.	4.750%	11/15/45	13,900	17,325
	FedEx Corp.	4.550%	4/1/46	16,199	19,610
	FedEx Corp.	4.400%	1/15/47	9,400	11,226
	FedEx Corp.	4.050%	2/15/48	10,500	12,061
	FedEx Corp.	4.950%	10/17/48	9,578	12,360
	FedEx Corp.	5.250%	5/15/50	12,281	16,660
	FedEx Corp.	4.500%	2/1/65	785	902
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	16,108	15,951
	Flowserve Corp.	3.500%	9/15/22	12,705	13,039
	Flowserve Corp.	4.000%	11/15/23	4,575	4,881
	Flowserve Corp.	3.500%	10/1/30	3,920	4,137
	Fortive Corp.	3.150%	6/15/26	7,547	8,200
	Fortive Corp.	4.300%	6/15/46	6,250	7,458
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,824
	General Dynamics Corp.	3.375%	5/15/23	8,500	8,960
	General Dynamics Corp.	1.875%	8/15/23	18,200	18,736

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Dynamics Corp.	2.375%	11/15/24	5,019	5,292
	General Dynamics Corp.	3.250%	4/1/25	8,314	9,011
	General Dynamics Corp.	3.500%	5/15/25	9,993	10,953
	General Dynamics Corp.	2.125%	8/15/26	8,000	8,363
	General Dynamics Corp.	3.500%	4/1/27	3,815	4,240
	General Dynamics Corp.	2.625%	11/15/27	10,440	11,155
	General Dynamics Corp.	3.750%	5/15/28	7,135	8,114
	General Dynamics Corp.	3.625%	4/1/30	11,994	13,568
	General Dynamics Corp.	2.250%	6/1/31	3,500	3,592
	General Dynamics Corp.	4.250%	4/1/40	6,400	7,828
	General Dynamics Corp.	3.600%	11/15/42	3,689	4,249
	General Dynamics Corp.	4.250%	4/1/50	5,980	7,659
[3]	General Electric Co.	3.150%	9/7/22	7,206	7,441
[3]	General Electric Co.	3.100%	1/9/23	3,973	4,130
[3]	General Electric Co.	3.450%	5/15/24	4,892	5,238
	General Electric Co.	3.450%	5/1/27	12,450	13,696
	General Electric Co.	3.625%	5/1/30	25,455	28,415
[3]	General Electric Co.	6.750%	3/15/32	24,809	34,406
[3]	General Electric Co.	6.150%	8/7/37	7,000	9,746
[3]	General Electric Co.	5.875%	1/14/38	24,000	32,686
[3]	General Electric Co.	6.875%	1/10/39	15,440	23,172
	General Electric Co.	4.250%	5/1/40	20,000	23,400
	General Electric Co.	4.125%	10/9/42	5,000	5,779
	General Electric Co.	4.350%	5/1/50	30,500	36,922
[3,5,7]	GXO Logistics Inc.	1.650%	7/15/26	4,000	3,980
[3,5,7]	GXO Logistics Inc.	2.650%	7/15/31	2,000	1,990
	Honeywell International Inc.	2.150%	8/8/22	3,500	3,567
	Honeywell International Inc.	0.483%	8/19/22	6,000	6,001
	Honeywell International Inc.	3.350%	12/1/23	10,140	10,839
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,798
	Honeywell International Inc.	1.350%	6/1/25	16,993	17,321
	Honeywell International Inc.	2.500%	11/1/26	14,375	15,319
	Honeywell International Inc.	2.700%	8/15/29	4,901	5,258
	Honeywell International Inc.	1.950%	6/1/30	24,660	25,055
	Honeywell International Inc.	5.700%	3/15/36	4,705	6,481
	Honeywell International Inc.	5.700%	3/15/37	4,945	6,863
	Honeywell International Inc.	5.375%	3/1/41	6,045	8,409
	Honeywell International Inc.	3.812%	11/21/47	2,500	2,987
	Honeywell International Inc.	2.800%	6/1/50	6,000	6,186
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,820
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	5,026
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	8,127
	IDEX Corp.	3.000%	5/1/30	2,995	3,166
	Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,475
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	15,606
	Illinois Tool Works Inc.	4.875%	9/15/41	350	467
	Illinois Tool Works Inc.	3.900%	9/1/42	10,803	12,899
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	6,160
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	10,579
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	4,716	5,192
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	9,390	9,555
[3]	John Deere Capital Corp.	3.900%	7/12/21	8,268	8,277
[3]	John Deere Capital Corp.	2.650%	1/6/22	7,350	7,442

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	2.750%	3/15/22	2,250	2,291
[3]	John Deere Capital Corp.	2.150%	9/8/22	10,350	10,581
[3]	John Deere Capital Corp.	2.700%	1/6/23	300	311
[3]	John Deere Capital Corp.	0.250%	1/17/23	4,900	4,898
	John Deere Capital Corp.	2.800%	1/27/23	7,615	7,913
[3]	John Deere Capital Corp.	2.800%	3/6/23	10,950	11,409
[3]	John Deere Capital Corp.	3.450%	6/7/23	800	848
[3]	John Deere Capital Corp.	0.700%	7/5/23	8,550	8,609
[3]	John Deere Capital Corp.	0.400%	10/10/23	3,500	3,503
	John Deere Capital Corp.	3.650%	10/12/23	6,341	6,814
[3]	John Deere Capital Corp.	0.450%	1/17/24	10,000	9,982
[3]	John Deere Capital Corp.	2.600%	3/7/24	3,000	3,163
[3]	John Deere Capital Corp.	3.350%	6/12/24	9,931	10,733
[3]	John Deere Capital Corp.	2.650%	6/24/24	4,421	4,704
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,150	11,652
[3]	John Deere Capital Corp.	3.450%	3/13/25	10,705	11,738
[3]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,932
[3]	John Deere Capital Corp.	0.700%	1/15/26	10,000	9,898
[3]	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,523
[3]	John Deere Capital Corp.	1.050%	6/17/26	5,800	5,786
[3]	John Deere Capital Corp.	2.250%	9/14/26	7,865	8,283
[3]	John Deere Capital Corp.	1.750%	3/9/27	4,300	4,405
[3]	John Deere Capital Corp.	2.800%	9/8/27	8,100	8,766
[3]	John Deere Capital Corp.	3.050%	1/6/28	7,700	8,442
[3]	John Deere Capital Corp.	1.500%	3/6/28	5,500	5,472
[3]	John Deere Capital Corp.	3.450%	3/7/29	4,475	5,036
[3]	John Deere Capital Corp.	2.800%	7/18/29	5,575	6,025
[3]	John Deere Capital Corp.	2.450%	1/9/30	8,380	8,819
	John Deere Capital Corp.	1.450%	1/15/31	9,200	8,895
[3]	John Deere Capital Corp.	2.000%	6/17/31	3,700	3,732
[3]	Johnson Controls International plc	3.625%	7/2/24	4,302	4,622
[3]	Johnson Controls International plc	3.900%	2/14/26	4,082	4,523
	Johnson Controls International plc	1.750%	9/15/30	9,575	9,228
[3]	Johnson Controls International plc	6.000%	1/15/36	954	1,336
[3]	Johnson Controls International plc	4.625%	7/2/44	7,850	9,753
[3]	Johnson Controls International plc	5.125%	9/14/45	2,045	2,708
	Johnson Controls International plc	4.500%	2/15/47	5,495	6,893
[3]	Johnson Controls International plc	4.950%	7/2/64	4,158	5,617
[3]	Kansas City Southern	3.000%	5/15/23	3,949	4,094
	Kansas City Southern	2.875%	11/15/29	4,000	4,211
[3]	Kansas City Southern	4.300%	5/15/43	4,140	4,753
[3]	Kansas City Southern	4.950%	8/15/45	10,525	13,447
	Kansas City Southern	4.700%	5/1/48	5,730	7,140
	Kansas City Southern	3.500%	5/1/50	8,745	9,250
	Kansas City Southern	4.200%	11/15/69	6,886	7,963
	Kennametal Inc.	4.625%	6/15/28	6,620	7,518
	Keysight Technologies Inc.	4.550%	10/30/24	9,145	10,186
	Keysight Technologies Inc.	4.600%	4/6/27	5,600	6,504
	Keysight Technologies Inc.	3.000%	10/30/29	4,750	5,024
	Kirby Corp.	4.200%	3/1/28	9,217	10,304
	L3Harris Technologies Inc.	3.850%	6/15/23	10,366	11,022
	L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,126
	L3Harris Technologies Inc.	3.832%	4/27/25	12,600	13,819
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	6,175
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	11,149

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	5,974
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	18,735
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	4,198
	L3Harris Technologies Inc.	6.150%	12/15/40	5,325	7,653
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	7,865
	Lennox International Inc.	3.000%	11/15/23	1,000	1,049
	Lennox International Inc.	1.350%	8/1/25	7,366	7,414
	Lennox International Inc.	1.700%	8/1/27	2,300	2,302
	Lockheed Martin Corp.	3.100%	1/15/23	9,780	10,148
	Lockheed Martin Corp.	2.900%	3/1/25	6,252	6,703
	Lockheed Martin Corp.	3.550%	1/15/26	18,749	20,726
	Lockheed Martin Corp.	1.850%	6/15/30	8,986	9,018
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	14,044
	Lockheed Martin Corp.	4.500%	5/15/36	5,475	6,883
[3]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	16,804
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	4,731
	Lockheed Martin Corp.	4.850%	9/15/41	622	801
	Lockheed Martin Corp.	4.070%	12/15/42	14,965	18,166
	Lockheed Martin Corp.	3.800%	3/1/45	11,365	13,252
	Lockheed Martin Corp.	4.700%	5/15/46	12,833	16,981
	Lockheed Martin Corp.	2.800%	6/15/50	9,355	9,382
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	17,324
[3,7]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,000	2,202
	Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,019
	Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,250
	Norfolk Southern Corp.	2.903%	2/15/23	9,180	9,487
	Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,582
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,875
	Norfolk Southern Corp.	2.900%	6/15/26	250	270
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,807
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	5,211
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	9,127
	Norfolk Southern Corp.	2.550%	11/1/29	13,009	13,680
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	5,067
	Norfolk Southern Corp.	7.050%	5/1/37	539	772
	Norfolk Southern Corp.	4.837%	10/1/41	11,598	14,895
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	3,595
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	8,093
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	11,464
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	1,327
	Norfolk Southern Corp.	4.150%	2/28/48	7,400	8,716
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	4,759
	Norfolk Southern Corp.	3.400%	11/1/49	1,500	1,593
	Norfolk Southern Corp.	3.050%	5/15/50	14,025	14,060
	Norfolk Southern Corp.	4.050%	8/15/52	6,222	7,348
	Norfolk Southern Corp.	3.155%	5/15/55	9,192	9,295
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	8,535
	Northrop Grumman Corp.	3.250%	8/1/23	11,375	12,035
	Northrop Grumman Corp.	2.930%	1/15/25	15,076	16,074
	Northrop Grumman Corp.	3.200%	2/1/27	8,000	8,711
	Northrop Grumman Corp.	3.250%	1/15/28	15,349	16,752
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	11,610
	Northrop Grumman Corp.	5.150%	5/1/40	10,165	13,346
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	12,445
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	12,735

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	6,071
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	39,058
	Northrop Grumman Corp.	5.250%	5/1/50	10,395	14,617
	Northrop Grumman Systems Corp.	7.750%	2/15/31	3,120	4,547
	nVent Finance Sarl	3.950%	4/15/23	2,100	2,194
	nVent Finance Sarl	4.550%	4/15/28	3,850	4,235
	Oshkosh Corp.	4.600%	5/15/28	7,375	8,516
	Oshkosh Corp.	3.100%	3/1/30	600	636
	Otis Worldwide Corp.	2.056%	4/5/25	8,933	9,285
	Otis Worldwide Corp.	2.293%	4/5/27	14,000	14,547
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	43,396
	Otis Worldwide Corp.	3.112%	2/15/40	14,798	15,300
	Otis Worldwide Corp.	3.362%	2/15/50	9,555	10,063
[3]	PACCAR Financial Corp.	2.300%	8/10/22	2,300	2,352
[3]	PACCAR Financial Corp.	2.000%	9/26/22	1,000	1,020
	PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,434
[3]	PACCAR Financial Corp.	0.350%	8/11/23	4,000	3,997
[3]	PACCAR Financial Corp.	0.350%	2/2/24	4,000	3,983
[3]	PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,660
[3]	PACCAR Financial Corp.	1.800%	2/6/25	6,156	6,342
[3]	Parker-Hannifin Corp.	3.500%	9/15/22	5,646	5,854
	Parker-Hannifin Corp.	2.700%	6/14/24	4,840	5,102
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,517
	Parker-Hannifin Corp.	3.250%	3/1/27	13,825	15,119
	Parker-Hannifin Corp.	3.250%	6/14/29	6,875	7,520
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	5,412
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	5,749
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	6,021
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	6,971
	Parker-Hannifin Corp.	4.000%	6/14/49	7,100	8,425
	Precision Castparts Corp.	2.500%	1/15/23	13,970	14,364
	Precision Castparts Corp.	3.250%	6/15/25	9,300	10,088
	Precision Castparts Corp.	3.900%	1/15/43	6,650	7,533
	Precision Castparts Corp.	4.375%	6/15/45	3,512	4,262
	Raytheon Technologies Corp.	2.800%	3/15/22	8,550	8,684
	Raytheon Technologies Corp.	2.500%	12/15/22	18,875	19,370
	Raytheon Technologies Corp.	3.700%	12/15/23	2,775	2,968
	Raytheon Technologies Corp.	3.200%	3/15/24	12,107	12,881
	Raytheon Technologies Corp.	3.950%	8/16/25	15,518	17,256
	Raytheon Technologies Corp.	3.500%	3/15/27	15,360	16,950
	Raytheon Technologies Corp.	3.125%	5/4/27	11,479	12,483
	Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,322
	Raytheon Technologies Corp.	6.700%	8/1/28	400	525
	Raytheon Technologies Corp.	4.125%	11/16/28	39,383	45,360
	Raytheon Technologies Corp.	7.500%	9/15/29	4,125	5,767
	Raytheon Technologies Corp.	2.250%	7/1/30	9,125	9,278
	Raytheon Technologies Corp.	5.400%	5/1/35	3,225	4,225
	Raytheon Technologies Corp.	6.050%	6/1/36	7,390	10,331
	Raytheon Technologies Corp.	6.125%	7/15/38	8,750	12,489
	Raytheon Technologies Corp.	4.450%	11/16/38	14,235	17,229
	Raytheon Technologies Corp.	5.700%	4/15/40	13,350	18,536
	Raytheon Technologies Corp.	4.875%	10/15/40	450	573
	Raytheon Technologies Corp.	4.700%	12/15/41	7,075	8,908
	Raytheon Technologies Corp.	4.500%	6/1/42	37,798	47,047
	Raytheon Technologies Corp.	4.800%	12/15/43	2,325	2,936

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.150%	5/15/45	12,650	15,002
	Raytheon Technologies Corp.	3.750%	11/1/46	17,252	19,456
	Raytheon Technologies Corp.	4.350%	4/15/47	10,625	13,014
	Raytheon Technologies Corp.	4.050%	5/4/47	15,950	18,747
	Raytheon Technologies Corp.	3.125%	7/1/50	11,400	11,722
	Republic Services Inc.	4.750%	5/15/23	1,323	1,416
	Republic Services Inc.	2.500%	8/15/24	4,500	4,727
	Republic Services Inc.	3.200%	3/15/25	7,059	7,592
	Republic Services Inc.	0.875%	11/15/25	5,000	4,958
	Republic Services Inc.	2.900%	7/1/26	4,275	4,584
	Republic Services Inc.	3.375%	11/15/27	75	82
	Republic Services Inc.	2.300%	3/1/30	9,075	9,219
	Republic Services Inc.	1.450%	2/15/31	11,000	10,313
	Republic Services Inc.	1.750%	2/15/32	13,925	13,268
	Republic Services Inc.	6.200%	3/1/40	3,790	5,444
	Republic Services Inc.	5.700%	5/15/41	5,865	8,092
	Republic Services Inc.	3.050%	3/1/50	3,917	3,999
	Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,456
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	6,447
[3]	Ryder System Inc.	3.400%	3/1/23	5,400	5,645
[3]	Ryder System Inc.	3.750%	6/9/23	12,000	12,706
[3]	Ryder System Inc.	3.650%	3/18/24	7,775	8,357
[3]	Ryder System Inc.	2.500%	9/1/24	4,375	4,580
[3]	Ryder System Inc.	4.625%	6/1/25	5,051	5,698
[3]	Ryder System Inc.	2.900%	12/1/26	7,000	7,498
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,027
	Southwest Airlines Co.	4.750%	5/4/23	20,196	21,676
	Southwest Airlines Co.	5.250%	5/4/25	21,300	24,331
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,707
	Southwest Airlines Co.	5.125%	6/15/27	21,646	25,490
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,874
	Southwest Airlines Co.	2.625%	2/10/30	6,000	6,154
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	975	1,003
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,778	1,852
	Teledyne Technologies Inc.	0.650%	4/1/23	5,100	5,098
	Teledyne Technologies Inc.	0.950%	4/1/24	5,100	5,107
	Teledyne Technologies Inc.	1.600%	4/1/26	6,000	6,018
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	9,170
	Teledyne Technologies Inc.	2.750%	4/1/31	12,000	12,337
	Textron Inc.	4.300%	3/1/24	2,625	2,842
	Textron Inc.	3.875%	3/1/25	7,665	8,364
	Textron Inc.	4.000%	3/15/26	6,200	6,927
	Textron Inc.	3.650%	3/15/27	11,961	13,243
	Textron Inc.	3.375%	3/1/28	5,500	5,959
	Textron Inc.	2.450%	3/15/31	3,145	3,161
	Timken Co.	3.875%	9/1/24	1,000	1,071
	Timken Co.	4.500%	12/15/28	7,320	8,178
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	7,625	8,177
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	11,292
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	1,033
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	2,122
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	9,605	10,372

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	3,170	3,471
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,915	14,579
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,050	3,862
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	3,475	4,366
	Trimble Inc.	4.150%	6/15/23	1,025	1,089
	Trimble Inc.	4.750%	12/1/24	3,826	4,255
	Trimble Inc.	4.900%	6/15/28	4,000	4,690
	Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,526
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,399
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,182
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	10,939
	Union Pacific Corp.	2.950%	3/1/22	2,700	2,749
	Union Pacific Corp.	4.163%	7/15/22	9,996	10,299
	Union Pacific Corp.	2.750%	4/15/23	7,240	7,496
	Union Pacific Corp.	3.500%	6/8/23	10,025	10,609
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,758
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,588
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,525
	Union Pacific Corp.	3.750%	7/15/25	10,950	12,156
	Union Pacific Corp.	3.250%	8/15/25	4,652	5,048
	Union Pacific Corp.	2.750%	3/1/26	7,208	7,705
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,481
	Union Pacific Corp.	3.000%	4/15/27	2,275	2,461
	Union Pacific Corp.	3.950%	9/10/28	5,000	5,741
	Union Pacific Corp.	3.700%	3/1/29	5,000	5,629
	Union Pacific Corp.	2.400%	2/5/30	9,655	9,967
	Union Pacific Corp.	2.375%	5/20/31	8,211	8,389
	Union Pacific Corp.	3.375%	2/1/35	4,400	4,823
[3,7]	Union Pacific Corp.	2.891%	4/6/36	14,429	15,010
	Union Pacific Corp.	3.600%	9/15/37	9,429	10,556
	Union Pacific Corp.	3.200%	5/20/41	6,000	6,344
	Union Pacific Corp.	4.050%	11/15/45	4,000	4,616
	Union Pacific Corp.	3.350%	8/15/46	6,900	7,310
	Union Pacific Corp.	3.250%	2/5/50	25,649	27,019
	Union Pacific Corp.	3.799%	10/1/51	16,224	18,541
	Union Pacific Corp.	3.875%	2/1/55	2,069	2,342
	Union Pacific Corp.	3.950%	8/15/59	4,650	5,403
	Union Pacific Corp.	3.839%	3/20/60	12,132	13,772
	Union Pacific Corp.	3.550%	5/20/61	6,000	6,437
	Union Pacific Corp.	2.973%	9/16/62	17,396	16,705
	Union Pacific Corp.	4.100%	9/15/67	4,445	5,180
	Union Pacific Corp.	3.750%	2/5/70	3,000	3,300
[3,7]	Union Pacific Corp.	3.799%	4/6/71	15,935	17,651
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	258	307
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,779	1,873
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,520	2,650
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,795	1,896

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	1,750	1,799
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,038	2,064
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	1,039	1,033
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	31,152	34,652
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,166	3,320
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	19,262	20,320
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,602	3,660
[3]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	287	300
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	5,056	5,544
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,613	4,607
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	9,802	10,395
	United Parcel Service Inc.	2.450%	10/1/22	14,776	15,170
	United Parcel Service Inc.	2.500%	4/1/23	15,756	16,322
	United Parcel Service Inc.	2.800%	11/15/24	4,500	4,809
	United Parcel Service Inc.	3.900%	4/1/25	14,360	15,900
	United Parcel Service Inc.	2.400%	11/15/26	10,550	11,224
	United Parcel Service Inc.	3.400%	3/15/29	7,550	8,480
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,731
	United Parcel Service Inc.	4.450%	4/1/30	2,000	2,421
	United Parcel Service Inc.	6.200%	1/15/38	5,975	8,814
	United Parcel Service Inc.	5.200%	4/1/40	13,700	18,658
	United Parcel Service Inc.	4.875%	11/15/40	5,002	6,586
	United Parcel Service Inc.	3.625%	10/1/42	6,400	7,377
	United Parcel Service Inc.	3.400%	11/15/46	4,725	5,252
	United Parcel Service Inc.	3.750%	11/15/47	375	441
	United Parcel Service Inc.	4.250%	3/15/49	2,420	3,058
	United Parcel Service Inc.	3.400%	9/1/49	7,485	8,392
	United Parcel Service Inc.	5.300%	4/1/50	19,600	28,702
	United Parcel Service of America Inc.	7.620%	4/1/30	500	711
	Valmont Industries Inc.	5.000%	10/1/44	5,944	7,181
	Valmont Industries Inc.	5.250%	10/1/54	3,275	4,055
[3,7]	Vontier Corp.	1.800%	4/1/26	3,500	3,489
[3,7]	Vontier Corp.	2.400%	4/1/28	5,000	4,964
[3,7]	Vontier Corp.	2.950%	4/1/31	6,000	6,023
	Waste Connections Inc.	4.250%	12/1/28	4,400	5,091
	Waste Connections Inc.	3.500%	5/1/29	9,370	10,322
	Waste Connections Inc.	2.600%	2/1/30	7,400	7,654
	Waste Connections Inc.	3.050%	4/1/50	2,075	2,112
	Waste Management Inc.	2.900%	9/15/22	100	102
	Waste Management Inc.	2.400%	5/15/23	9,676	10,012
	Waste Management Inc.	0.750%	11/15/25	8,862	8,784
	Waste Management Inc.	3.150%	11/15/27	2,021	2,212
	Waste Management Inc.	1.150%	3/15/28	5,000	4,842
	Waste Management Inc.	2.000%	6/1/29	2,000	2,019
	Waste Management Inc.	1.500%	3/15/31	12,595	11,920

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	2.950%	6/1/41	6,300	6,495
	Waste Management Inc.	2.500%	11/15/50	8,095	7,548
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	8,205	8,898
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,730	6,106
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	7,800	8,386
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	10,675	12,399
	WW Grainger Inc.	1.850%	2/15/25	4,040	4,183
	WW Grainger Inc.	4.600%	6/15/45	9,268	11,969
	WW Grainger Inc.	3.750%	5/15/46	3,707	4,261
	WW Grainger Inc.	4.200%	5/15/47	3,075	3,769
	Xylem Inc.	3.250%	11/1/26	5,950	6,513
	Xylem Inc.	1.950%	1/30/28	8,000	8,094
	Xylem Inc.	2.250%	1/30/31	4,275	4,313
	Xylem Inc.	4.375%	11/1/46	4,480	5,340
					5,546,162
Materials (0.8%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	75	78
	Air Products and Chemicals Inc.	3.350%	7/31/24	11,545	12,418
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	8,188
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	5,134
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,150	8,308
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	10,669
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	14,580
	Albemarle Corp.	4.150%	12/1/24	6,265	6,860
	Albemarle Corp.	5.450%	12/1/44	3,240	4,091
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	5,168
[3]	Amcor Flexibles North America Inc.	4.500%	10/15/21	2,597	2,597
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,450	2,621
	Amcor Flexibles North America Inc.	2.630%	6/19/30	6,500	6,658
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,300	6,423
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,481	6,728
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,449
	Barrick Gold Corp.	5.250%	4/1/42	9,727	12,808
	Barrick North America Finance LLC	5.700%	5/30/41	14,250	19,608
	Barrick North America Finance LLC	5.750%	5/1/43	1,600	2,252
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	10,964	15,174
[3,7]	Berry Global Inc.	0.950%	2/15/24	8,400	8,417
[3,7]	Berry Global Inc.	1.570%	1/15/26	21,000	21,027
[3,7]	Berry Global Inc.	1.650%	1/15/27	8,000	7,932
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,525	8,089
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	123
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	12,177
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	39,590
	Cabot Corp.	3.700%	7/15/22	400	410
	Cabot Corp.	4.000%	7/1/29	2,800	3,025
	Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,662
	Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,909
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,391
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	11,429
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	6,317
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	10,172
	Dow Chemical Co.	4.550%	11/30/25	11,830	13,492
	Dow Chemical Co.	3.625%	5/15/26	5,610	6,207
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,798
	Dow Chemical Co.	7.375%	11/1/29	8,426	11,695

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	2.100%	11/15/30	21,383	21,176
	Dow Chemical Co.	4.250%	10/1/34	9,180	10,618
	Dow Chemical Co.	9.400%	5/15/39	9,960	17,538
	Dow Chemical Co.	5.250%	11/15/41	6,060	7,895
	Dow Chemical Co.	4.375%	11/15/42	17,789	21,202
	Dow Chemical Co.	4.625%	10/1/44	6,019	7,356
	Dow Chemical Co.	5.550%	11/30/48	7,975	11,195
	Dow Chemical Co.	4.800%	5/15/49	5,200	6,659
	Dow Chemical Co.	3.600%	11/15/50	12,100	13,045
	DuPont de Nemours Inc.	4.205%	11/15/23	26,200	28,365
	DuPont de Nemours Inc.	4.493%	11/15/25	14,000	15,916
	DuPont de Nemours Inc.	4.725%	11/15/28	20,925	24,938
	DuPont de Nemours Inc.	5.319%	11/15/38	17,953	23,728
	DuPont de Nemours Inc.	5.419%	11/15/48	22,540	31,302
	Eagle Materials Inc.	4.500%	8/1/26	4,700	4,813
	Eastman Chemical Co.	3.600%	8/15/22	7,095	7,291
	Eastman Chemical Co.	3.800%	3/15/25	11,142	12,172
	Eastman Chemical Co.	4.500%	12/1/28	2,989	3,486
	Eastman Chemical Co.	4.800%	9/1/42	5,150	6,321
	Eastman Chemical Co.	4.650%	10/15/44	8,926	10,845
	Ecolab Inc.	2.375%	8/10/22	7,285	7,437
	Ecolab Inc.	3.250%	1/14/23	2,325	2,416
	Ecolab Inc.	2.700%	11/1/26	8,100	8,678
	Ecolab Inc.	3.250%	12/1/27	4,225	4,652
	Ecolab Inc.	4.800%	3/24/30	6,500	7,970
	Ecolab Inc.	1.300%	1/30/31	5,500	5,199
	Ecolab Inc.	5.500%	12/8/41	2,156	3,005
	Ecolab Inc.	3.950%	12/1/47	11,446	13,817
	Ecolab Inc.	2.125%	8/15/50	2,500	2,222
	EI du Pont de Nemours & Co.	1.700%	7/15/25	9,165	9,395
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	5,127
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,725	5,287
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,800	4,105
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	5,030
	FMC Corp.	3.950%	2/1/22	3,000	3,035
	FMC Corp.	4.100%	2/1/24	6,500	6,959
	FMC Corp.	3.200%	10/1/26	2,521	2,717
	FMC Corp.	3.450%	10/1/29	11,277	12,301
	FMC Corp.	4.500%	10/1/49	4,000	4,855
	Georgia-Pacific LLC	8.000%	1/15/24	8,030	9,508
[3,7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,992
[3,7]	Georgia-Pacific LLC	1.750%	9/30/25	2,800	2,870
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,167
[3,7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,952
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,321
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,522
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	7,039
	Huntsman International LLC	4.500%	5/1/29	6,479	7,373
	Huntsman International LLC	2.950%	6/15/31	1,500	1,526
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,535
	International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	4,687
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	5,065
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,300	6,865
	International Paper Co.	3.800%	1/15/26	488	542
	International Paper Co.	5.000%	9/15/35	4,094	5,152

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Paper Co.	7.300%	11/15/39	3,787	5,914
	International Paper Co.	6.000%	11/15/41	3,232	4,609
	International Paper Co.	4.800%	6/15/44	15,873	20,238
	International Paper Co.	5.150%	5/15/46	9,293	12,442
	International Paper Co.	4.350%	8/15/48	6,100	7,594
	Kinross Gold Corp.	5.950%	3/15/24	3,091	3,457
	Kinross Gold Corp.	4.500%	7/15/27	467	534
	Linde Inc.	2.450%	2/15/22	15,971	16,103
	Linde Inc.	2.200%	8/15/22	10,243	10,412
	Linde Inc.	2.650%	2/5/25	3,589	3,802
	Linde Inc.	3.200%	1/30/26	5,000	5,471
	Linde Inc.	1.100%	8/10/30	5,700	5,359
	Linde Inc.	3.550%	11/7/42	3,800	4,378
	Linde Inc.	2.000%	8/10/50	5,000	4,271
	Lubrizol Corp.	6.500%	10/1/34	420	608
	LYB International Finance BV	4.000%	7/15/23	7,268	7,760
	LYB International Finance BV	5.250%	7/15/43	9,574	12,376
	LYB International Finance BV	4.875%	3/15/44	7,000	8,722
	LYB International Finance II BV	3.500%	3/2/27	11,000	12,004
	LYB International Finance III LLC	2.875%	5/1/25	5,750	6,109
	LYB International Finance III LLC	1.250%	10/1/25	2,650	2,647
	LYB International Finance III LLC	3.375%	5/1/30	6,615	7,187
	LYB International Finance III LLC	2.250%	10/1/30	5,100	5,095
	LYB International Finance III LLC	3.375%	10/1/40	3,900	4,043
	LYB International Finance III LLC	4.200%	10/15/49	6,460	7,400
	LYB International Finance III LLC	4.200%	5/1/50	11,060	12,686
	LYB International Finance III LLC	3.625%	4/1/51	24,018	25,431
	LYB International Finance III LLC	3.800%	10/1/60	4,650	4,910
	LyondellBasell Industries NV	5.750%	4/15/24	8,658	9,698
	LyondellBasell Industries NV	4.625%	2/26/55	7,050	8,569
[5]	Martin Marietta Materials Inc.	0.650%	7/15/23	2,000	2,004
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,258
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,525
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	4,083
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	4,271
[5]	Martin Marietta Materials Inc.	2.400%	7/15/31	6,000	6,025
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	9,288
[5]	Martin Marietta Materials Inc.	3.200%	7/15/51	8,800	8,789
	Mosaic Co.	3.750%	11/15/21	3,875	3,890
	Mosaic Co.	3.250%	11/15/22	10,450	10,817
	Mosaic Co.	4.250%	11/15/23	12,507	13,430
	Mosaic Co.	4.050%	11/15/27	3,260	3,654
	Mosaic Co.	5.450%	11/15/33	1,805	2,269
	Mosaic Co.	4.875%	11/15/41	4,945	5,816
	Mosaic Co.	5.625%	11/15/43	4,400	5,760
	NewMarket Corp.	2.700%	3/18/31	5,000	5,008
	Newmont Corp.	3.700%	3/15/23	2,872	3,000
	Newmont Corp.	2.800%	10/1/29	15,830	16,615
	Newmont Corp.	2.250%	10/1/30	11,300	11,293
[3]	Newmont Corp.	5.875%	4/1/35	1,080	1,458
	Newmont Corp.	6.250%	10/1/39	7,126	10,301
	Newmont Corp.	4.875%	3/15/42	12,739	16,185
	Newmont Corp.	5.450%	6/9/44	5,894	8,053
	Nucor Corp.	4.125%	9/15/22	3,426	3,548
	Nucor Corp.	4.000%	8/1/23	8,027	8,548

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nucor Corp.	2.000%	6/1/25	12,204	12,623
	Nucor Corp.	3.950%	5/1/28	2,700	3,077
	Nucor Corp.	2.700%	6/1/30	7,200	7,522
[3,7]	Nucor Corp.	2.979%	12/15/55	16,337	15,799
	Nutrien Ltd.	3.150%	10/1/22	4,135	4,245
	Nutrien Ltd.	1.900%	5/13/23	4,300	4,405
	Nutrien Ltd.	3.500%	6/1/23	6,664	6,980
	Nutrien Ltd.	3.625%	3/15/24	500	534
	Nutrien Ltd.	3.375%	3/15/25	5,500	5,931
	Nutrien Ltd.	3.000%	4/1/25	4,000	4,259
	Nutrien Ltd.	4.000%	12/15/26	4,800	5,409
	Nutrien Ltd.	2.950%	5/13/30	13,542	14,295
	Nutrien Ltd.	4.125%	3/15/35	5,525	6,317
	Nutrien Ltd.	7.125%	5/23/36	200	294
	Nutrien Ltd.	5.625%	12/1/40	4,875	6,649
	Nutrien Ltd.	6.125%	1/15/41	5,455	7,806
	Nutrien Ltd.	4.900%	6/1/43	6,810	8,606
	Nutrien Ltd.	5.250%	1/15/45	4,520	6,017
	Nutrien Ltd.	5.000%	4/1/49	11,246	14,825
	Nutrien Ltd.	3.950%	5/13/50	6,000	6,905
	Packaging Corp. of America	4.500%	11/1/23	8,345	9,021
	Packaging Corp. of America	3.650%	9/15/24	6,570	7,111
	Packaging Corp. of America	3.400%	12/15/27	3,700	4,067
	Packaging Corp. of America	3.000%	12/15/29	12,703	13,502
	Packaging Corp. of America	4.050%	12/15/49	2,400	2,815
	PPG Industries Inc.	2.400%	8/15/24	10,920	11,425
	PPG Industries Inc.	1.200%	3/15/26	6,500	6,486
	PPG Industries Inc.	2.550%	6/15/30	5,000	5,193
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,475
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,503
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	14,511	14,324
	Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,545
	Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	5,441
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	33,719	37,363
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	508
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	7,518
	Rio Tinto Finance USA plc	4.750%	3/22/42	5,975	7,820
	Rio Tinto Finance USA plc	4.125%	8/21/42	6,941	8,459
	Rohm & Haas Co.	7.850%	7/15/29	5,275	7,292
	RPM International Inc.	3.450%	11/15/22	3,275	3,377
	RPM International Inc.	3.750%	3/15/27	5,890	6,466
	RPM International Inc.	4.550%	3/1/29	2,575	2,962
	RPM International Inc.	5.250%	6/1/45	3,892	4,867
	RPM International Inc.	4.250%	1/15/48	10,630	11,694
	Sherwin-Williams Co.	2.750%	6/1/22	796	812
	Sherwin-Williams Co.	3.125%	6/1/24	4,375	4,672
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,901
	Sherwin-Williams Co.	3.950%	1/15/26	11,644	12,932
	Sherwin-Williams Co.	3.450%	6/1/27	20,800	22,921
	Sherwin-Williams Co.	2.950%	8/15/29	22,000	23,631
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,149
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,970
	Sherwin-Williams Co.	4.500%	6/1/47	15,367	19,252
	Sherwin-Williams Co.	3.800%	8/15/49	8,138	9,347
	Sherwin-Williams Co.	3.300%	5/15/50	8,000	8,489

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sonoco Products Co.	3.125%	5/1/30	4,175	4,461
	Southern Copper Corp.	3.500%	11/8/22	2,400	2,490
	Southern Copper Corp.	3.875%	4/23/25	3,600	3,923
	Southern Copper Corp.	7.500%	7/27/35	3,725	5,405
	Southern Copper Corp.	6.750%	4/16/40	8,550	12,209
	Southern Copper Corp.	5.250%	11/8/42	14,845	18,974
	Southern Copper Corp.	5.875%	4/23/45	19,912	27,832
	Steel Dynamics Inc.	2.800%	12/15/24	8,598	9,074
	Steel Dynamics Inc.	2.400%	6/15/25	3,000	3,142
	Steel Dynamics Inc.	1.650%	10/15/27	3,200	3,190
	Steel Dynamics Inc.	3.450%	4/15/30	16,595	18,082
	Steel Dynamics Inc.	3.250%	1/15/31	7,000	7,523
	Steel Dynamics Inc.	3.250%	10/15/50	8,513	8,495
	Suzano Austria GmbH	6.000%	1/15/29	18,350	21,844
	Suzano Austria GmbH	5.000%	1/15/30	7,450	8,436
	Suzano Austria GmbH	3.750%	1/15/31	11,400	11,936
[5]	Suzano Austria GmbH	3.125%	1/15/32	16,000	15,833
	Teck Resources Ltd.	3.900%	7/15/30	2,000	2,160
	Teck Resources Ltd.	6.125%	10/1/35	10,541	13,605
	Teck Resources Ltd.	6.000%	8/15/40	4,730	6,026
	Teck Resources Ltd.	6.250%	7/15/41	10,800	14,197
	Vale Canada Ltd.	7.200%	9/15/32	2,712	3,553
	Vale Overseas Ltd.	6.250%	8/10/26	20,860	25,070
	Vale Overseas Ltd.	3.750%	7/8/30	19,400	20,633
	Vale Overseas Ltd.	8.250%	1/17/34	500	728
	Vale Overseas Ltd.	6.875%	11/21/36	17,269	23,666
	Vale Overseas Ltd.	6.875%	11/10/39	15,015	20,956
	Vale SA	5.625%	9/11/42	6,897	8,628
	Vulcan Materials Co.	4.500%	4/1/25	2,750	3,070
	Vulcan Materials Co.	3.500%	6/1/30	7,954	8,767
	Vulcan Materials Co.	4.500%	6/15/47	9,737	11,808
	Westlake Chemical Corp.	3.600%	8/15/26	2,804	3,060
	Westlake Chemical Corp.	3.375%	6/15/30	3,000	3,231
	Westlake Chemical Corp.	5.000%	8/15/46	13,510	17,090
	Westlake Chemical Corp.	4.375%	11/15/47	975	1,143
	WestRock MWV LLC	8.200%	1/15/30	5,804	8,212
	WestRock MWV LLC	7.950%	2/15/31	3,000	4,289
	WestRock RKT LLC	4.000%	3/1/23	2,865	3,003
	WRKCo Inc.	3.000%	9/15/24	10,620	11,263
	WRKCo Inc.	3.750%	3/15/25	4,789	5,231
	WRKCo Inc.	4.650%	3/15/26	10,545	12,095
	WRKCo Inc.	3.375%	9/15/27	9,950	10,860
	WRKCo Inc.	4.000%	3/15/28	5,375	6,073
	WRKCo Inc.	3.900%	6/1/28	2,300	2,599
	WRKCo Inc.	4.900%	3/15/29	7,040	8,443
	WRKCo Inc.	4.200%	6/1/32	4,550	5,273
	WRKCo Inc.	3.000%	6/15/33	4,000	4,195
					2,095,159
Real Estate (1.1%)
	Agree LP	2.000%	6/15/28	7,475	7,414
	Agree LP	2.600%	6/15/33	3,650	3,638
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	18,760
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,089	10,206
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	11,430	12,738
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,560

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,789
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	1,094
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	8,014
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	7,602
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	14,815
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	5,751
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	23,241
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	3,247
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	5,500	6,344
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	6,870
	American Assets Trust LP	3.375%	2/1/31	4,996	5,163
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,575	3,896
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	1,000	1,075
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	3,353
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	8,030	8,271
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	2,750	3,057
	American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,371
	American Homes 4 Rent LP	4.900%	2/15/29	3,625	4,225
[5]	American Homes 4 Rent LP	3.375%	7/15/51	2,000	1,959
	American Tower Corp.	4.700%	3/15/22	5,000	5,149
	American Tower Corp.	3.500%	1/31/23	27,228	28,524
	American Tower Corp.	0.600%	1/15/24	5,515	5,505
	American Tower Corp.	5.000%	2/15/24	14,707	16,309
	American Tower Corp.	3.375%	5/15/24	9,545	10,212
	American Tower Corp.	2.950%	1/15/25	2,700	2,868
	American Tower Corp.	2.400%	3/15/25	7,485	7,823
	American Tower Corp.	4.000%	6/1/25	3,822	4,208
	American Tower Corp.	1.300%	9/15/25	4,375	4,385
	American Tower Corp.	1.600%	4/15/26	7,300	7,379
	American Tower Corp.	3.375%	10/15/26	18,670	20,317
	American Tower Corp.	3.125%	1/15/27	10,590	11,345
	American Tower Corp.	3.550%	7/15/27	7,860	8,630
	American Tower Corp.	3.600%	1/15/28	2,219	2,444
	American Tower Corp.	1.500%	1/31/28	6,680	6,507
	American Tower Corp.	3.950%	3/15/29	10,750	12,082
	American Tower Corp.	3.800%	8/15/29	14,210	15,849
	American Tower Corp.	2.900%	1/15/30	7,000	7,359
	American Tower Corp.	2.100%	6/15/30	7,000	6,886
	American Tower Corp.	1.875%	10/15/30	7,500	7,252
	American Tower Corp.	2.700%	4/15/31	7,450	7,697
	American Tower Corp.	3.700%	10/15/49	7,082	7,675
	American Tower Corp.	3.100%	6/15/50	13,075	12,784
	American Tower Corp.	2.950%	1/15/51	5,500	5,238
[3]	AvalonBay Communities Inc.	2.950%	9/15/22	75	77
[3]	AvalonBay Communities Inc.	2.850%	3/15/23	4,890	5,058
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,814
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,650
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,691
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	10,330	11,133
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	5,099
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,492

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,530
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	11,886
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	2,429
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	2,755	3,220
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	1,214
	Boston Properties LP	3.850%	2/1/23	8,325	8,694
	Boston Properties LP	3.125%	9/1/23	1,771	1,857
	Boston Properties LP	3.800%	2/1/24	4,551	4,871
	Boston Properties LP	3.200%	1/15/25	15,121	16,188
	Boston Properties LP	3.650%	2/1/26	7,250	7,992
	Boston Properties LP	2.750%	10/1/26	2,300	2,456
	Boston Properties LP	4.500%	12/1/28	4,700	5,484
	Boston Properties LP	3.400%	6/21/29	5,940	6,459
	Boston Properties LP	2.900%	3/15/30	10,914	11,368
	Boston Properties LP	3.250%	1/30/31	8,430	9,024
	Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,720
	Brandywine Operating Partnership LP	3.950%	11/15/27	20,952	22,774
	Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,550
	Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	13,498
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	16,933
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,941
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	3,396
	Brixmor Operating Partnership LP	4.125%	5/15/29	5,000	5,607
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	20,286
	Camden Property Trust	2.950%	12/15/22	5,575	5,744
	Camden Property Trust	4.100%	10/15/28	5,475	6,294
	Camden Property Trust	3.150%	7/1/29	10,165	11,072
	Camden Property Trust	2.800%	5/15/30	27,145	28,764
	Camden Property Trust	3.350%	11/1/49	1,550	1,693
	CBRE Services Inc.	4.875%	3/1/26	8,208	9,503
	CBRE Services Inc.	2.500%	4/1/31	5,000	5,067
	CC Holdings GS V LLC	3.849%	4/15/23	9,550	10,116
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	5,535	5,971
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,675	5,989
	Corporate Office Properties LP	2.250%	3/15/26	1,500	1,542
	Corporate Office Properties LP	2.750%	4/15/31	5,100	5,140
	Crown Castle International Corp.	3.150%	7/15/23	5,525	5,805
	Crown Castle International Corp.	3.200%	9/1/24	7,750	8,283
	Crown Castle International Corp.	1.350%	7/15/25	4,000	4,028
	Crown Castle International Corp.	4.450%	2/15/26	12,670	14,303
	Crown Castle International Corp.	3.700%	6/15/26	19,130	21,050
	Crown Castle International Corp.	1.050%	7/15/26	10,000	9,783
	Crown Castle International Corp.	4.000%	3/1/27	2,275	2,547
	Crown Castle International Corp.	3.650%	9/1/27	10,000	11,026
	Crown Castle International Corp.	3.800%	2/15/28	16,200	18,001
	Crown Castle International Corp.	4.300%	2/15/29	5,827	6,707
	Crown Castle International Corp.	3.100%	11/15/29	5,175	5,492
	Crown Castle International Corp.	3.300%	7/1/30	7,780	8,356
	Crown Castle International Corp.	2.250%	1/15/31	7,371	7,273
	Crown Castle International Corp.	2.100%	4/1/31	12,000	11,704
	Crown Castle International Corp.	2.500%	7/15/31	8,000	8,058
	Crown Castle International Corp.	2.900%	4/1/41	14,500	14,084
	Crown Castle International Corp.	4.750%	5/15/47	4,200	5,131

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle International Corp.	5.200%	2/15/49	7,750	10,070
Crown Castle International Corp.	4.150%	7/1/50	4,671	5,331
Crown Castle International Corp.	3.250%	1/15/51	7,900	7,869
CubeSmart LP	4.375%	12/15/23	6,650	7,187
CubeSmart LP	4.000%	11/15/25	1,375	1,519
CubeSmart LP	3.125%	9/1/26	5,425	5,810
CubeSmart LP	4.375%	2/15/29	1,925	2,202
CubeSmart LP	3.000%	2/15/30	1,850	1,941
CubeSmart LP	2.000%	2/15/31	1,250	1,215
CyrusOne LP	2.900%	11/15/24	5,370	5,669
CyrusOne LP	3.450%	11/15/29	5,625	5,991
CyrusOne LP	2.150%	11/1/30	3,790	3,617
Digital Realty Trust LP	4.750%	10/1/25	5,102	5,801
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,995
Digital Realty Trust LP	4.450%	7/15/28	8,283	9,606
Digital Realty Trust LP	3.600%	7/1/29	18,375	20,429
Duke Realty LP	3.625%	4/15/23	1,740	1,820
Duke Realty LP	3.750%	12/1/24	2,179	2,367
Duke Realty LP	3.250%	6/30/26	4,050	4,395
Duke Realty LP	4.000%	9/15/28	2,025	2,308
Duke Realty LP	2.875%	11/15/29	1,000	1,055
Duke Realty LP	1.750%	7/1/30	9,000	8,663
Duke Realty LP	1.750%	2/1/31	2,000	1,924
Duke Realty LP	3.050%	3/1/50	4,800	4,739
Equinix Inc.	2.625%	11/18/24	13,750	14,475
Equinix Inc.	1.250%	7/15/25	4,000	4,011
Equinix Inc.	1.000%	9/15/25	3,000	2,977
Equinix Inc.	1.450%	5/15/26	3,000	3,015
Equinix Inc.	2.900%	11/18/26	10,000	10,706
Equinix Inc.	1.800%	7/15/27	13,000	13,160
Equinix Inc.	1.550%	3/15/28	3,000	2,946
Equinix Inc.	2.000%	5/15/28	4,000	4,012
Equinix Inc.	3.200%	11/18/29	11,025	11,847
Equinix Inc.	2.150%	7/15/30	12,000	11,921
Equinix Inc.	2.500%	5/15/31	7,950	8,089
Equinix Inc.	3.000%	7/15/50	5,500	5,274
Equinix Inc.	2.950%	9/15/51	5,485	5,252
Equinix Inc.	3.400%	2/15/52	4,000	4,111
ERP Operating LP	3.000%	4/15/23	1,675	1,741
ERP Operating LP	3.375%	6/1/25	300	325
ERP Operating LP	2.850%	11/1/26	13,030	13,938
ERP Operating LP	3.500%	3/1/28	7,000	7,740
ERP Operating LP	4.150%	12/1/28	8,100	9,308
ERP Operating LP	3.000%	7/1/29	11,195	12,043
ERP Operating LP	2.500%	2/15/30	10,000	10,360
ERP Operating LP	4.500%	7/1/44	4,700	5,922
ERP Operating LP	4.500%	6/1/45	3,750	4,685
ERP Operating LP	4.000%	8/1/47	2,775	3,281
Essential Properties LP	2.950%	7/15/31	3,900	3,898
Essex Portfolio LP	3.250%	5/1/23	1,425	1,486
Essex Portfolio LP	3.875%	5/1/24	1,575	1,696
Essex Portfolio LP	3.500%	4/1/25	8,950	9,691
Essex Portfolio LP	3.375%	4/15/26	9,915	10,779
Essex Portfolio LP	1.700%	3/1/28	4,000	3,935
Essex Portfolio LP	4.000%	3/1/29	5,795	6,545

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	3.000%	1/15/30	9,630	10,132
	Essex Portfolio LP	1.650%	1/15/31	2,500	2,349
	Essex Portfolio LP	2.650%	3/15/32	7,260	7,368
	Essex Portfolio LP	4.500%	3/15/48	6,839	8,311
	Essex Portfolio LP	2.650%	9/1/50	5,089	4,559
	Extra Space Storage LP	2.550%	6/1/31	4,250	4,279
	Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,746
	Federal Realty Investment Trust	3.950%	1/15/24	5,000	5,365
	Federal Realty Investment Trust	3.250%	7/15/27	4,725	5,095
	Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,600
	Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,196
	Federal Realty Investment Trust	4.500%	12/1/44	6,600	7,817
	GLP Capital LP	5.375%	11/1/23	5,000	5,456
	GLP Capital LP	5.250%	6/1/25	9,354	10,538
	GLP Capital LP	5.375%	4/15/26	10,406	11,975
	GLP Capital LP	5.750%	6/1/28	4,750	5,654
	GLP Capital LP	5.300%	1/15/29	11,225	13,107
	GLP Capital LP	4.000%	1/15/30	6,750	7,273
	GLP Capital LP	4.000%	1/15/31	6,000	6,471
	Healthcare Realty Trust Inc.	3.625%	1/15/28	4,810	5,273
	Healthcare Realty Trust Inc.	2.400%	3/15/30	4,000	4,026
	Healthcare Realty Trust Inc.	2.050%	3/15/31	2,500	2,424
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,626
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,992
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,615
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	14,900	14,427
	Healthpeak Properties Inc.	3.400%	2/1/25	2,596	2,789
	Healthpeak Properties Inc.	4.000%	6/1/25	388	428
	Healthpeak Properties Inc.	3.250%	7/15/26	5,000	5,435
	Healthpeak Properties Inc.	3.500%	7/15/29	11,270	12,470
	Healthpeak Properties Inc.	3.000%	1/15/30	10,300	10,925
	Healthpeak Properties Inc.	2.875%	1/15/31	5,000	5,251
	Healthpeak Properties Inc.	6.750%	2/1/41	1,496	2,234
	Highwoods Realty LP	3.875%	3/1/27	3,850	4,231
	Highwoods Realty LP	4.125%	3/15/28	3,000	3,364
	Highwoods Realty LP	3.050%	2/15/30	11,000	11,514
	Highwoods Realty LP	2.600%	2/1/31	11,053	11,134
[3]	Host Hotels & Resorts LP	3.750%	10/15/23	6,034	6,359
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,857
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	5,535
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	14,000	14,693
	Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,739
	Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,728
	Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,729
	Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,196
	Kilroy Realty LP	3.800%	1/15/23	9,250	9,623
	Kilroy Realty LP	3.450%	12/15/24	2,000	2,137
	Kilroy Realty LP	4.375%	10/1/25	800	888
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,497
	Kilroy Realty LP	4.250%	8/15/29	2,975	3,357
	Kilroy Realty LP	3.050%	2/15/30	10,025	10,473
	Kilroy Realty LP	2.500%	11/15/32	6,350	6,251
	Kimco Realty Corp.	3.400%	11/1/22	7,275	7,526
	Kimco Realty Corp.	3.125%	6/1/23	875	913
	Kimco Realty Corp.	3.300%	2/1/25	3,125	3,367

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kimco Realty Corp.	2.800%	10/1/26	1,893	2,009
Kimco Realty Corp.	1.900%	3/1/28	16,200	16,214
Kimco Realty Corp.	2.700%	10/1/30	4,000	4,120
Kimco Realty Corp.	4.250%	4/1/45	325	377
Kimco Realty Corp.	4.125%	12/1/46	400	457
Kimco Realty Corp.	4.450%	9/1/47	3,050	3,651
Kimco Realty Corp.	3.700%	10/1/49	6,021	6,503
Kite Realty Group LP	4.000%	10/1/26	7,900	8,520
Lexington Realty Trust	2.700%	9/15/30	2,500	2,547
Life Storage LP	3.500%	7/1/26	9,625	10,533
Life Storage LP	3.875%	12/15/27	1,000	1,118
Life Storage LP	4.000%	6/15/29	1,950	2,185
Life Storage LP	2.200%	10/15/30	2,500	2,469
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,576
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,944
Mid-America Apartments LP	4.000%	11/15/25	75	83
Mid-America Apartments LP	3.600%	6/1/27	7,770	8,656
Mid-America Apartments LP	3.950%	3/15/29	4,535	5,150
Mid-America Apartments LP	2.750%	3/15/30	5,245	5,479
Mid-America Apartments LP	1.700%	2/15/31	5,000	4,746
National Health Investors Inc.	3.000%	2/1/31	8,500	8,235
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,971
National Retail Properties Inc.	4.000%	11/15/25	3,145	3,486
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,704
National Retail Properties Inc.	3.500%	10/15/27	1,050	1,137
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,843
National Retail Properties Inc.	2.500%	4/15/30	8,375	8,528
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,829
National Retail Properties Inc.	3.100%	4/15/50	8,375	8,149
National Retail Properties Inc.	3.500%	4/15/51	12,200	12,749
Office Properties Income Trust	4.150%	2/1/22	1,975	2,004
Office Properties Income Trust	4.000%	7/15/22	2,725	2,814
Office Properties Income Trust	4.250%	5/15/24	1,325	1,411
Office Properties Income Trust	4.500%	2/1/25	7,051	7,665
Office Properties Income Trust	2.650%	6/15/26	3,663	3,714
Omega Healthcare Investors Inc.	4.375%	8/1/23	13,023	13,889
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,619
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	7,398
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,991
Omega Healthcare Investors Inc.	4.500%	4/1/27	11,875	13,271
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	4,502
Omega Healthcare Investors Inc.	3.625%	10/1/29	17,270	18,474
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	23,610
Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	4,488
Physicians Realty LP	4.300%	3/15/27	6,400	7,223
Physicians Realty LP	3.950%	1/15/28	3,000	3,294
Piedmont Operating Partnership LP	3.400%	6/1/23	4,950	5,145
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,888
Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	4,718
Prologis LP	2.125%	4/15/27	3,395	3,538
Prologis LP	3.875%	9/15/28	2,500	2,860
Prologis LP	4.375%	2/1/29	4,000	4,705
Prologis LP	2.250%	4/15/30	14,009	14,298
Prologis LP	1.250%	10/15/30	8,000	7,532
Prologis LP	1.625%	3/15/31	8,377	8,072

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	4.375%	9/15/48	3,500	4,414
Prologis LP	3.000%	4/15/50	7,089	7,286
Prologis LP	2.125%	10/15/50	11,618	9,914
Public Storage	2.370%	9/15/22	5,510	5,634
Public Storage	0.875%	2/15/26	2,600	2,584
Public Storage	3.094%	9/15/27	6,600	7,247
Public Storage	1.850%	5/1/28	7,000	7,054
Public Storage	3.385%	5/1/29	4,855	5,392
Public Storage	2.300%	5/1/31	7,600	7,756
Rayonier LP	2.750%	5/17/31	2,000	2,022
Realty Income Corp.	4.650%	8/1/23	1,825	1,963
Realty Income Corp.	3.875%	7/15/24	1,950	2,112
Realty Income Corp.	3.875%	4/15/25	6,840	7,551
Realty Income Corp.	0.750%	3/15/26	3,811	3,738
Realty Income Corp.	4.125%	10/15/26	10,420	11,813
Realty Income Corp.	3.000%	1/15/27	5,200	5,617
Realty Income Corp.	3.650%	1/15/28	7,725	8,633
Realty Income Corp.	3.250%	6/15/29	4,053	4,416
Realty Income Corp.	3.250%	1/15/31	15,696	17,129
Realty Income Corp.	1.800%	3/15/33	13,000	12,413
Realty Income Corp.	4.650%	3/15/47	7,155	9,295
Regency Centers LP	3.600%	2/1/27	2,010	2,225
Regency Centers LP	4.125%	3/15/28	1,375	1,545
Regency Centers LP	2.950%	9/15/29	1,500	1,580
Regency Centers LP	3.700%	6/15/30	5,000	5,541
Regency Centers LP	4.400%	2/1/47	5,650	6,567
Regency Centers LP	4.650%	3/15/49	4,225	5,120
Retail Properties of America Inc.	4.750%	9/15/30	3,000	3,316
Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,894
Sabra Health Care LP	4.800%	6/1/24	1,840	2,012
Sabra Health Care LP	5.125%	8/15/26	12,500	14,069
Sabra Health Care LP	3.900%	10/15/29	8,975	9,481
Safehold Operating Partnership LP	2.800%	6/15/31	7,000	7,001
Simon Property Group LP	2.750%	2/1/23	3,625	3,738
Simon Property Group LP	2.750%	6/1/23	6,000	6,229
Simon Property Group LP	3.750%	2/1/24	5,000	5,360
Simon Property Group LP	2.000%	9/13/24	2,170	2,248
Simon Property Group LP	3.375%	10/1/24	4,212	4,534
Simon Property Group LP	3.500%	9/1/25	8,639	9,461
Simon Property Group LP	3.300%	1/15/26	12,941	14,083
Simon Property Group LP	3.250%	11/30/26	2,800	3,056
Simon Property Group LP	3.375%	6/15/27	17,557	19,125
Simon Property Group LP	3.375%	12/1/27	4,700	5,123
Simon Property Group LP	1.750%	2/1/28	7,750	7,721
Simon Property Group LP	2.450%	9/13/29	22,561	23,211
Simon Property Group LP	2.650%	7/15/30	11,500	11,931
Simon Property Group LP	2.200%	2/1/31	6,800	6,717
Simon Property Group LP	6.750%	2/1/40	7,250	10,822
Simon Property Group LP	4.750%	3/15/42	5,448	6,755
Simon Property Group LP	4.250%	10/1/44	2,613	3,018
Simon Property Group LP	4.250%	11/30/46	4,700	5,477
Simon Property Group LP	3.250%	9/13/49	13,135	13,300
Simon Property Group LP	3.800%	7/15/50	5,300	5,857
SITE Centers Corp.	3.900%	8/15/24	9,955	10,478
SITE Centers Corp.	3.625%	2/1/25	5,900	6,225

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,849
	SITE Centers Corp.	4.700%	6/1/27	11,350	12,595
	SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,396
	Spirit Realty LP	3.200%	1/15/27	445	474
	Spirit Realty LP	2.100%	3/15/28	5,000	4,982
	Spirit Realty LP	4.000%	7/15/29	2,650	2,945
	Spirit Realty LP	3.200%	2/15/31	2,450	2,553
	Spirit Realty LP	2.700%	2/15/32	4,050	4,016
	STORE Capital Corp.	4.500%	3/15/28	2,195	2,484
	STORE Capital Corp.	4.625%	3/15/29	5,000	5,701
	STORE Capital Corp.	2.750%	11/18/30	1,500	1,515
	Tanger Properties LP	3.750%	12/1/24	2,550	2,711
	Tanger Properties LP	3.125%	9/1/26	4,710	4,936
	Tanger Properties LP	3.875%	7/15/27	2,600	2,815
[3]	UDR Inc.	2.950%	9/1/26	4,400	4,706
[3]	UDR Inc.	3.500%	7/1/27	5,250	5,749
[3]	UDR Inc.	3.500%	1/15/28	5,075	5,552
	UDR Inc.	3.000%	8/15/31	3,500	3,678
[3]	UDR Inc.	2.100%	8/1/32	4,000	3,844
[3]	UDR Inc.	1.900%	3/15/33	7,500	7,029
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,778
	UDR Inc.	3.100%	11/1/34	3,335	3,503
	Ventas Realty LP	3.125%	6/15/23	7,060	7,359
	Ventas Realty LP	3.500%	4/15/24	3,075	3,293
	Ventas Realty LP	3.750%	5/1/24	2,325	2,495
	Ventas Realty LP	2.650%	1/15/25	3,610	3,800
	Ventas Realty LP	3.500%	2/1/25	8,000	8,643
	Ventas Realty LP	4.125%	1/15/26	1,825	2,042
	Ventas Realty LP	3.250%	10/15/26	9,075	9,874
	Ventas Realty LP	3.850%	4/1/27	2,075	2,320
	Ventas Realty LP	4.000%	3/1/28	12,985	14,600
	Ventas Realty LP	4.400%	1/15/29	1,865	2,143
	Ventas Realty LP	3.000%	1/15/30	3,865	4,041
	Ventas Realty LP	4.750%	11/15/30	765	911
	Ventas Realty LP	5.700%	9/30/43	1,000	1,323
	Ventas Realty LP	4.375%	2/1/45	5,740	6,519
	Ventas Realty LP	4.875%	4/15/49	1,200	1,487
	VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,781
	VEREIT Operating Partnership LP	4.625%	11/1/25	5,883	6,668
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	3,376
	VEREIT Operating Partnership LP	3.950%	8/15/27	4,350	4,901
	VEREIT Operating Partnership LP	3.400%	1/15/28	6,000	6,541
	VEREIT Operating Partnership LP	2.200%	6/15/28	3,500	3,559
	VEREIT Operating Partnership LP	3.100%	12/15/29	16,600	17,778
	VEREIT Operating Partnership LP	2.850%	12/15/32	7,000	7,321
	Vornado Realty LP	3.500%	1/15/25	3,524	3,751
	Vornado Realty LP	2.150%	6/1/26	1,900	1,927
	Washington REIT	3.950%	10/15/22	1,050	1,085
[3,7]	WEA Finance LLC	3.750%	9/17/24	500	535
	Weingarten Realty Investors	3.375%	10/15/22	8,375	8,613
	Weingarten Realty Investors	3.500%	4/15/23	2,200	2,295
	Weingarten Realty Investors	4.450%	1/15/24	600	645
	Weingarten Realty Investors	3.850%	6/1/25	900	973
	Welltower Inc.	4.500%	1/15/24	5,500	5,960
	Welltower Inc.	3.625%	3/15/24	10,990	11,802

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Welltower Inc.	4.000%	6/1/25	18,665	20,602
Welltower Inc.	4.250%	4/1/26	16,567	18,685
Welltower Inc.	2.700%	2/15/27	9,262	9,828
Welltower Inc.	4.250%	4/15/28	1,525	1,748
Welltower Inc.	4.125%	3/15/29	3,145	3,570
Welltower Inc.	2.750%	1/15/31	16,750	17,288
Welltower Inc.	2.800%	6/1/31	4,800	4,960
Welltower Inc.	6.500%	3/15/41	2,000	2,855
Welltower Inc.	5.125%	3/15/43	950	1,170
Welltower Inc.	4.950%	9/1/48	4,450	5,697
Weyerhaeuser Co.	8.500%	1/15/25	800	999
Weyerhaeuser Co.	4.000%	11/15/29	11,200	12,783
Weyerhaeuser Co.	4.000%	4/15/30	8,000	9,108
Weyerhaeuser Co.	7.375%	3/15/32	8,605	12,404
Weyerhaeuser Co.	6.875%	12/15/33	2,250	3,119
WP Carey Inc.	4.600%	4/1/24	7,705	8,427
WP Carey Inc.	4.000%	2/1/25	1,250	1,363
WP Carey Inc.	4.250%	10/1/26	2,350	2,642
WP Carey Inc.	3.850%	7/15/29	2,200	2,441
WP Carey Inc.	2.250%	4/1/33	13,242	12,741
				2,656,302
Technology (2.5%)
Adobe Inc.	1.700%	2/1/23	8,200	8,384
Adobe Inc.	1.900%	2/1/25	4,113	4,275
Adobe Inc.	3.250%	2/1/25	11,108	12,031
Adobe Inc.	2.150%	2/1/27	10,800	11,313
Adobe Inc.	2.300%	2/1/30	15,650	16,294
Altera Corp.	4.100%	11/15/23	6,100	6,620
Amdocs Ltd.	2.538%	6/15/30	6,100	6,114
Analog Devices Inc.	2.875%	6/1/23	6,700	6,973
Analog Devices Inc.	3.125%	12/5/23	7,475	7,912
Analog Devices Inc.	2.950%	4/1/25	3,050	3,263
Analog Devices Inc.	3.900%	12/15/25	200	223
Analog Devices Inc.	3.500%	12/5/26	5,965	6,610
Analog Devices Inc.	5.300%	12/15/45	1,140	1,535
Apple Inc.	2.150%	2/9/22	11,515	11,652
Apple Inc.	2.500%	2/9/22	22,935	23,212
Apple Inc.	2.850%	2/23/23	19,217	19,956
Apple Inc.	2.400%	5/3/23	49,823	51,693
Apple Inc.	0.750%	5/11/23	17,425	17,569
Apple Inc.	3.000%	2/9/24	15,735	16,695
Apple Inc.	3.450%	5/6/24	9,375	10,148
Apple Inc.	2.850%	5/11/24	24,251	25,745
Apple Inc.	1.800%	9/11/24	3,000	3,114
Apple Inc.	2.750%	1/13/25	15,698	16,783
Apple Inc.	2.500%	2/9/25	17,788	18,871
Apple Inc.	1.125%	5/11/25	26,505	26,822
Apple Inc.	3.200%	5/13/25	18,350	20,009
Apple Inc.	0.550%	8/20/25	11,500	11,373
Apple Inc.	0.700%	2/8/26	21,300	21,066
Apple Inc.	3.250%	2/23/26	62,101	68,194
Apple Inc.	2.450%	8/4/26	24,982	26,573
Apple Inc.	2.050%	9/11/26	14,086	14,737
Apple Inc.	3.350%	2/9/27	23,601	26,198
Apple Inc.	3.200%	5/11/27	36,000	39,767

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.900%	9/12/27	43,855	47,806
	Apple Inc.	1.200%	2/8/28	28,800	28,371
	Apple Inc.	2.200%	9/11/29	12,580	13,088
	Apple Inc.	1.650%	5/11/30	18,500	18,338
	Apple Inc.	1.250%	8/20/30	11,000	10,548
	Apple Inc.	1.650%	2/8/31	35,000	34,443
	Apple Inc.	4.500%	2/23/36	9,180	11,592
	Apple Inc.	2.375%	2/8/41	17,025	16,563
	Apple Inc.	3.850%	5/4/43	29,963	35,663
	Apple Inc.	4.450%	5/6/44	11,675	15,048
	Apple Inc.	3.450%	2/9/45	22,578	25,322
	Apple Inc.	4.375%	5/13/45	28,889	36,826
	Apple Inc.	4.650%	2/23/46	46,300	61,435
	Apple Inc.	3.850%	8/4/46	21,680	25,751
	Apple Inc.	4.250%	2/9/47	12,676	15,963
	Apple Inc.	3.750%	9/12/47	12,324	14,462
	Apple Inc.	3.750%	11/13/47	14,160	16,591
	Apple Inc.	2.950%	9/11/49	16,768	17,386
	Apple Inc.	2.650%	5/11/50	27,820	27,267
	Apple Inc.	2.400%	8/20/50	12,653	11,925
	Apple Inc.	2.650%	2/8/51	30,700	30,117
	Apple Inc.	2.550%	8/20/60	18,802	17,534
	Apple Inc.	2.800%	2/8/61	18,800	18,389
	Applied Materials Inc.	3.900%	10/1/25	17,905	19,986
	Applied Materials Inc.	3.300%	4/1/27	9,200	10,173
	Applied Materials Inc.	1.750%	6/1/30	6,080	6,018
	Applied Materials Inc.	5.100%	10/1/35	6,475	8,554
	Applied Materials Inc.	5.850%	6/15/41	5,905	8,693
	Applied Materials Inc.	4.350%	4/1/47	11,000	14,016
	Applied Materials Inc.	2.750%	6/1/50	8,117	8,093
	Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,524
	Arrow Electronics Inc.	3.250%	9/8/24	7,444	7,924
	Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,332
	Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,948
	Autodesk Inc.	3.600%	12/15/22	825	854
	Autodesk Inc.	4.375%	6/15/25	4,600	5,143
	Autodesk Inc.	3.500%	6/15/27	4,150	4,572
	Autodesk Inc.	2.850%	1/15/30	5,300	5,588
	Automatic Data Processing Inc.	3.375%	9/15/25	9,025	9,896
	Automatic Data Processing Inc.	1.700%	5/15/28	10,000	10,082
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	7,929
	Avnet Inc.	4.875%	12/1/22	3,845	4,066
	Avnet Inc.	4.625%	4/15/26	4,625	5,210
	Avnet Inc.	3.000%	5/15/31	2,800	2,794
	Broadcom Corp.	3.875%	1/15/27	42,704	47,197
	Broadcom Corp.	3.500%	1/15/28	8,600	9,435
	Broadcom Inc.	2.250%	11/15/23	8,100	8,380
	Broadcom Inc.	3.625%	10/15/24	7,000	7,584
	Broadcom Inc.	4.700%	4/15/25	25,000	28,136
	Broadcom Inc.	3.150%	11/15/25	17,203	18,452
	Broadcom Inc.	4.250%	4/15/26	23,450	26,297
	Broadcom Inc.	3.459%	9/15/26	28,778	31,321
[3,7]	Broadcom Inc.	1.950%	2/15/28	8,000	8,004
	Broadcom Inc.	4.110%	9/15/28	23,382	26,287
	Broadcom Inc.	4.750%	4/15/29	26,480	30,803

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	5.000%	4/15/30	24,000	28,368
	Broadcom Inc.	4.150%	11/15/30	24,000	26,932
[3,7]	Broadcom Inc.	2.450%	2/15/31	24,500	24,111
	Broadcom Inc.	4.300%	11/15/32	19,000	21,634
[3,7]	Broadcom Inc.	2.600%	2/15/33	18,000	17,646
[3,7]	Broadcom Inc.	3.419%	4/15/33	24,697	26,040
[3,7]	Broadcom Inc.	3.469%	4/15/34	27,006	28,583
[3,7]	Broadcom Inc.	3.500%	2/15/41	30,300	31,094
[3,7]	Broadcom Inc.	3.750%	2/15/51	18,000	18,810
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,800	3,075
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	4,439
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	11,007
	Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,589
	Cintas Corp. No. 2	3.700%	4/1/27	8,475	9,487
	Cintas Corp. No. 2	6.150%	8/15/36	259	364
	Cisco Systems Inc.	2.600%	2/28/23	11,250	11,680
	Cisco Systems Inc.	2.200%	9/20/23	5,000	5,189
	Cisco Systems Inc.	3.625%	3/4/24	8,482	9,179
	Cisco Systems Inc.	3.500%	6/15/25	4,271	4,716
	Cisco Systems Inc.	2.950%	2/28/26	10,105	10,996
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,476
	Cisco Systems Inc.	5.900%	2/15/39	12,866	18,726
	Cisco Systems Inc.	5.500%	1/15/40	20,242	28,639
	Citrix Systems Inc.	1.250%	3/1/26	7,500	7,415
	Citrix Systems Inc.	4.500%	12/1/27	3,250	3,690
	Citrix Systems Inc.	3.300%	3/1/30	5,650	5,947
	Corning Inc.	4.700%	3/15/37	4,475	5,337
	Corning Inc.	5.750%	8/15/40	8,460	11,487
	Corning Inc.	4.750%	3/15/42	2,195	2,746
	Corning Inc.	5.350%	11/15/48	1,500	2,023
	Corning Inc.	4.375%	11/15/57	7,050	8,402
	Corning Inc.	5.850%	11/15/68	3,200	4,615
	Corning Inc.	5.450%	11/15/79	10,600	14,807
	Dell International LLC	5.450%	6/15/23	39,700	43,064
	Dell International LLC	4.000%	7/15/24	5,000	5,435
	Dell International LLC	5.850%	7/15/25	9,000	10,563
	Dell International LLC	6.020%	6/15/26	46,818	56,151
	Dell International LLC	4.900%	10/1/26	22,585	26,062
	Dell International LLC	6.100%	7/15/27	16,000	19,603
	Dell International LLC	5.300%	10/1/29	18,333	22,111
	Dell International LLC	6.200%	7/15/30	7,955	10,228
	Dell International LLC	8.100%	7/15/36	20,600	31,507
	Dell International LLC	8.350%	7/15/46	28,522	46,663
	DXC Technology Co.	4.250%	4/15/24	9,375	10,148
	DXC Technology Co.	4.125%	4/15/25	19,217	21,119
	DXC Technology Co.	4.750%	4/15/27	2,170	2,488
	Equifax Inc.	3.950%	6/15/23	2,000	2,125
	Equifax Inc.	2.600%	12/1/24	2,250	2,372
	Equifax Inc.	2.600%	12/15/25	6,037	6,361
	Equifax Inc.	3.100%	5/15/30	6,310	6,791
	Fidelity National Information Services Inc.	0.375%	3/1/23	8,000	7,993
	Fidelity National Information Services Inc.	0.600%	3/1/24	8,000	7,987
	Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	12,897
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	7,455
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	7,325

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fidelity National Information Services Inc.	2.250%	3/1/31	12,000	11,981
	Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	9,246
	Fidelity National Information Services Inc.	4.500%	8/15/46	300	367
	Fiserv Inc.	3.800%	10/1/23	11,393	12,193
	Fiserv Inc.	2.750%	7/1/24	20,808	21,942
	Fiserv Inc.	3.850%	6/1/25	14,971	16,470
	Fiserv Inc.	3.200%	7/1/26	21,000	22,750
	Fiserv Inc.	2.250%	6/1/27	13,700	14,217
	Fiserv Inc.	4.200%	10/1/28	11,000	12,653
	Fiserv Inc.	3.500%	7/1/29	31,776	34,980
	Fiserv Inc.	2.650%	6/1/30	11,000	11,388
	Fiserv Inc.	4.400%	7/1/49	20,950	25,237
	Flex Ltd.	5.000%	2/15/23	2,730	2,910
	Flex Ltd.	4.750%	6/15/25	75	84
	Flex Ltd.	3.750%	2/1/26	6,000	6,538
	Flex Ltd.	4.875%	6/15/29	8,500	9,818
	Flex Ltd.	4.875%	5/12/30	4,000	4,641
	FLIR Systems Inc.	2.500%	8/1/30	4,500	4,523
	Fortinet Inc.	1.000%	3/15/26	5,000	4,949
	Fortinet Inc.	2.200%	3/15/31	5,000	4,992
	Harman International Industries Inc.	4.150%	5/15/25	3,475	3,844
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	18,100	18,891
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	2,058
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	11,255	12,178
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	7,867	7,999
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	8,450	9,393
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	21,583
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	8,255
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	7,959	10,801
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	16,831	22,728
	HP Inc.	2.200%	6/17/25	14,025	14,560
[3,7]	HP Inc.	1.450%	6/17/26	10,000	9,947
	HP Inc.	3.000%	6/17/27	21,110	22,624
	HP Inc.	3.400%	6/17/30	16,000	17,143
[3,7]	HP Inc.	2.650%	6/17/31	11,000	11,011
	HP Inc.	6.000%	9/15/41	12,970	17,058
	Hubbell Inc.	3.350%	3/1/26	2,800	3,027
	Hubbell Inc.	3.150%	8/15/27	3,425	3,675
	Hubbell Inc.	3.500%	2/15/28	4,645	5,093
	Hubbell Inc.	2.300%	3/15/31	3,000	3,012
	IHS Markit Ltd.	3.625%	5/1/24	7,000	7,515
	IHS Markit Ltd.	4.750%	8/1/28	8,865	10,441
	IHS Markit Ltd.	4.250%	5/1/29	4,200	4,856
	Intel Corp.	3.100%	7/29/22	6,100	6,291
	Intel Corp.	2.700%	12/15/22	19,982	20,701
	Intel Corp.	2.875%	5/11/24	11,781	12,525
	Intel Corp.	3.400%	3/25/25	27,620	30,151
	Intel Corp.	3.700%	7/29/25	23,775	26,272
	Intel Corp.	2.600%	5/19/26	11,340	12,127
	Intel Corp.	3.750%	3/25/27	14,400	16,265
	Intel Corp.	2.450%	11/15/29	25,500	26,858
	Intel Corp.	3.900%	3/25/30	19,005	22,098
	Intel Corp.	4.000%	12/15/32	6,700	8,070
	Intel Corp.	4.600%	3/25/40	8,000	10,124
	Intel Corp.	4.800%	10/1/41	12,072	15,724

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	4.250%	12/15/42	1,000	1,227
Intel Corp.	4.100%	5/19/46	13,225	15,889
Intel Corp.	4.100%	5/11/47	11,100	13,317
Intel Corp.	3.734%	12/8/47	19,850	22,651
Intel Corp.	3.250%	11/15/49	16,650	17,745
Intel Corp.	4.750%	3/25/50	23,759	31,546
Intel Corp.	3.100%	2/15/60	10,600	10,829
Intel Corp.	4.950%	3/25/60	8,930	12,618
International Business Machines Corp.	2.500%	1/27/22	6,575	6,661
International Business Machines Corp.	1.875%	8/1/22	7,485	7,610
International Business Machines Corp.	2.875%	11/9/22	33,085	34,234
International Business Machines Corp.	3.375%	8/1/23	14,075	14,942
International Business Machines Corp.	3.625%	2/12/24	18,338	19,750
International Business Machines Corp.	3.000%	5/15/24	25,100	26,749
International Business Machines Corp.	7.000%	10/30/25	7,850	9,834
International Business Machines Corp.	3.450%	2/19/26	12,464	13,759
International Business Machines Corp.	3.300%	5/15/26	37,800	41,569
International Business Machines Corp.	1.700%	5/15/27	15,092	15,288
International Business Machines Corp.	6.220%	8/1/27	1,975	2,501
International Business Machines Corp.	6.500%	1/15/28	50	65
International Business Machines Corp.	3.500%	5/15/29	29,255	32,752
International Business Machines Corp.	1.950%	5/15/30	18,600	18,583
International Business Machines Corp.	5.875%	11/29/32	6,075	8,323
International Business Machines Corp.	4.150%	5/15/39	21,200	25,190
International Business Machines Corp.	5.600%	11/30/39	6,623	9,262
International Business Machines Corp.	2.850%	5/15/40	12,710	12,851
International Business Machines Corp.	4.000%	6/20/42	9,000	10,545
International Business Machines Corp.	4.700%	2/19/46	1,200	1,565
International Business Machines Corp.	4.250%	5/15/49	30,865	38,177
International Business Machines Corp.	2.950%	5/15/50	16,790	16,841
Intuit Inc.	0.650%	7/15/23	2,100	2,111
Intuit Inc.	0.950%	7/15/25	4,500	4,509
Intuit Inc.	1.350%	7/15/27	4,500	4,496
Intuit Inc.	1.650%	7/15/30	4,500	4,431
Jabil Inc.	4.700%	9/15/22	1,500	1,574
Jabil Inc.	1.700%	4/15/26	5,000	5,036
Jabil Inc.	3.950%	1/12/28	6,000	6,672
Jabil Inc.	3.600%	1/15/30	6,070	6,572
Jabil Inc.	3.000%	1/15/31	5,500	5,658
Juniper Networks Inc.	1.200%	12/10/25	2,475	2,472
Juniper Networks Inc.	3.750%	8/15/29	9,025	10,046
Juniper Networks Inc.	2.000%	12/10/30	5,600	5,375
Juniper Networks Inc.	5.950%	3/15/41	3,680	4,899
KLA Corp.	4.650%	11/1/24	10,775	12,032
KLA Corp.	4.100%	3/15/29	11,041	12,730
KLA Corp.	5.000%	3/15/49	4,325	5,841
KLA Corp.	3.300%	3/1/50	8,025	8,526
Lam Research Corp.	3.800%	3/15/25	4,901	5,393
Lam Research Corp.	3.750%	3/15/26	11,500	12,885
Lam Research Corp.	4.000%	3/15/29	15,425	17,940
Lam Research Corp.	1.900%	6/15/30	6,884	6,910
Lam Research Corp.	4.875%	3/15/49	5,850	7,917
Lam Research Corp.	2.875%	6/15/50	6,000	6,071
Lam Research Corp.	3.125%	6/15/60	4,900	5,109
Legrand France SA	8.500%	2/15/25	3,350	4,234

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leidos Inc.	2.950%	5/15/23	8,283	8,612
	Leidos Inc.	3.625%	5/15/25	6,905	7,499
	Leidos Inc.	4.375%	5/15/30	6,500	7,375
	Leidos Inc.	2.300%	2/15/31	9,150	8,965
[3,7]	Marvell Technology Inc.	4.200%	6/22/23	4,950	5,265
[3,7]	Marvell Technology Inc.	1.650%	4/15/26	5,000	4,998
[3,7]	Marvell Technology Inc.	2.450%	4/15/28	7,000	7,134
[3,7]	Marvell Technology Inc.	4.875%	6/22/28	3,758	4,341
[3,7]	Marvell Technology Inc.	2.950%	4/15/31	7,065	7,325
	Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,454
	Maxim Integrated Products Inc.	3.450%	6/15/27	625	690
	Microchip Technology Inc.	4.333%	6/1/23	5,000	5,331
	Micron Technology Inc.	2.497%	4/24/23	5,414	5,595
	Micron Technology Inc.	4.640%	2/6/24	3,000	3,286
	Micron Technology Inc.	4.975%	2/6/26	4,350	5,001
	Micron Technology Inc.	4.185%	2/15/27	8,000	9,033
	Micron Technology Inc.	5.327%	2/6/29	5,950	7,196
	Microsoft Corp.	2.400%	2/6/22	25,959	26,254
	Microsoft Corp.	2.375%	2/12/22	12,700	12,847
	Microsoft Corp.	2.650%	11/3/22	30,986	31,840
	Microsoft Corp.	2.000%	8/8/23	18,050	18,641
	Microsoft Corp.	2.875%	2/6/24	21,229	22,464
	Microsoft Corp.	2.700%	2/12/25	6,746	7,224
	Microsoft Corp.	3.125%	11/3/25	29,450	32,134
	Microsoft Corp.	2.400%	8/8/26	36,960	39,387
	Microsoft Corp.	3.300%	2/6/27	39,538	44,004
	Microsoft Corp.	3.500%	2/12/35	16,825	19,503
	Microsoft Corp.	3.450%	8/8/36	20,069	23,194
	Microsoft Corp.	4.100%	2/6/37	12,172	15,014
	Microsoft Corp.	5.300%	2/8/41	7,000	9,957
	Microsoft Corp.	3.700%	8/8/46	42,925	51,832
	Microsoft Corp.	2.525%	6/1/50	74,159	72,874
	Microsoft Corp.	2.921%	3/17/52	80,454	85,341
	Microsoft Corp.	2.675%	6/1/60	38,222	38,056
	Microsoft Corp.	3.041%	3/17/62	44,066	47,117
	Moody's Corp.	4.500%	9/1/22	4,908	5,091
	Moody's Corp.	4.875%	2/15/24	8,339	9,155
	Moody's Corp.	3.750%	3/24/25	6,000	6,584
	Moody's Corp.	3.250%	1/15/28	5,500	6,024
	Moody's Corp.	5.250%	7/15/44	5,515	7,439
	Moody's Corp.	4.875%	12/17/48	4,000	5,263
	Moody's Corp.	3.250%	5/20/50	2,625	2,746
	Moody's Corp.	2.550%	8/18/60	4,400	3,908
	Motorola Solutions Inc.	4.000%	9/1/24	5,094	5,577
	Motorola Solutions Inc.	4.600%	2/23/28	6,000	6,992
	Motorola Solutions Inc.	4.600%	5/23/29	6,000	6,997
	Motorola Solutions Inc.	2.300%	11/15/30	8,500	8,361
	Motorola Solutions Inc.	2.750%	5/24/31	5,700	5,817
	Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,912
	NetApp Inc.	3.300%	9/29/24	4,475	4,792
	NetApp Inc.	1.875%	6/22/25	4,000	4,115
	NetApp Inc.	2.375%	6/22/27	4,000	4,199
	NetApp Inc.	2.700%	6/22/30	8,176	8,528
	NVIDIA Corp.	0.309%	6/15/23	13,000	13,002
	NVIDIA Corp.	0.584%	6/14/24	13,000	13,007

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NVIDIA Corp.	3.200%	9/16/26	12,155	13,377
	NVIDIA Corp.	1.550%	6/15/28	13,000	12,952
	NVIDIA Corp.	2.850%	4/1/30	14,018	15,177
	NVIDIA Corp.	2.000%	6/15/31	13,000	13,014
	NVIDIA Corp.	3.500%	4/1/40	30,000	34,001
	NVIDIA Corp.	3.500%	4/1/50	24,760	28,001
	NVIDIA Corp.	3.700%	4/1/60	8,507	10,078
[3,7]	NXP BV	4.875%	3/1/24	9,250	10,184
[3,7]	NXP BV	5.350%	3/1/26	3,500	4,082
[3,7]	NXP BV	3.875%	6/18/26	2,000	2,214
[3,7]	NXP BV	3.150%	5/1/27	6,000	6,428
[3,7]	NXP BV	5.550%	12/1/28	2,000	2,452
[3,7]	NXP BV	4.300%	6/18/29	18,000	20,657
[3,7]	NXP BV	3.400%	5/1/30	11,240	12,253
[3,7]	NXP BV	2.500%	5/11/31	11,000	11,153
[3,7]	NXP BV	3.250%	5/11/41	11,600	11,894
	Oracle Corp.	2.500%	10/15/22	22,810	23,419
	Oracle Corp.	2.625%	2/15/23	8,200	8,480
	Oracle Corp.	2.400%	9/15/23	25,208	26,150
	Oracle Corp.	3.400%	7/8/24	18,599	19,942
	Oracle Corp.	2.950%	11/15/24	42,430	45,205
	Oracle Corp.	2.500%	4/1/25	36,210	38,036
	Oracle Corp.	2.950%	5/15/25	16,582	17,659
	Oracle Corp.	1.650%	3/25/26	29,375	29,782
	Oracle Corp.	2.650%	7/15/26	38,460	40,592
	Oracle Corp.	2.800%	4/1/27	31,890	33,813
	Oracle Corp.	3.250%	11/15/27	11,876	12,899
	Oracle Corp.	2.300%	3/25/28	21,175	21,743
	Oracle Corp.	2.950%	4/1/30	36,865	38,855
	Oracle Corp.	2.875%	3/25/31	36,000	37,486
	Oracle Corp.	4.300%	7/8/34	20,283	23,556
	Oracle Corp.	3.900%	5/15/35	15,600	17,457
	Oracle Corp.	3.850%	7/15/36	16,490	18,219
	Oracle Corp.	3.800%	11/15/37	10,400	11,402
	Oracle Corp.	6.500%	4/15/38	10,000	14,178
	Oracle Corp.	6.125%	7/8/39	10,000	13,848
	Oracle Corp.	3.600%	4/1/40	49,120	51,817
	Oracle Corp.	5.375%	7/15/40	23,657	30,661
	Oracle Corp.	3.650%	3/25/41	24,000	25,491
	Oracle Corp.	4.500%	7/8/44	9,527	11,129
	Oracle Corp.	4.125%	5/15/45	22,375	24,914
	Oracle Corp.	4.000%	7/15/46	32,761	35,598
	Oracle Corp.	4.000%	11/15/47	23,765	25,908
	Oracle Corp.	3.600%	4/1/50	50,300	51,681
	Oracle Corp.	3.950%	3/25/51	38,000	41,523
	Oracle Corp.	4.375%	5/15/55	13,325	15,456
	Oracle Corp.	3.850%	4/1/60	36,140	38,266
	Oracle Corp.	4.100%	3/25/61	15,225	16,873
	QUALCOMM Inc.	2.600%	1/30/23	7,747	8,022
	QUALCOMM Inc.	2.900%	5/20/24	9,707	10,314
	QUALCOMM Inc.	3.450%	5/20/25	9,042	9,922
	QUALCOMM Inc.	3.250%	5/20/27	12,500	13,804
	QUALCOMM Inc.	1.300%	5/20/28	28,368	27,766
	QUALCOMM Inc.	2.150%	5/20/30	14,485	14,825
	QUALCOMM Inc.	1.650%	5/20/32	17,048	16,301

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	4.650%	5/20/35	9,700	12,307
	QUALCOMM Inc.	4.800%	5/20/45	12,870	17,104
	QUALCOMM Inc.	4.300%	5/20/47	17,420	21,933
	QUALCOMM Inc.	3.250%	5/20/50	6,840	7,375
	Quanta Services Inc.	2.900%	10/1/30	9,025	9,362
	RELX Capital Inc.	3.500%	3/16/23	6,300	6,609
	RELX Capital Inc.	4.000%	3/18/29	9,350	10,620
	RELX Capital Inc.	3.000%	5/22/30	5,598	5,982
	Roper Technologies Inc.	2.800%	12/15/21	10,575	10,673
	Roper Technologies Inc.	0.450%	8/15/22	1,000	1,001
	Roper Technologies Inc.	3.125%	11/15/22	1,750	1,803
	Roper Technologies Inc.	3.650%	9/15/23	11,730	12,508
	Roper Technologies Inc.	2.350%	9/15/24	8,450	8,852
	Roper Technologies Inc.	1.000%	9/15/25	4,500	4,472
	Roper Technologies Inc.	3.850%	12/15/25	9,157	10,151
	Roper Technologies Inc.	3.800%	12/15/26	11,559	12,901
	Roper Technologies Inc.	1.400%	9/15/27	17,709	17,435
	Roper Technologies Inc.	4.200%	9/15/28	7,225	8,313
	Roper Technologies Inc.	2.950%	9/15/29	10,295	11,010
	Roper Technologies Inc.	2.000%	6/30/30	13,776	13,583
	Roper Technologies Inc.	1.750%	2/15/31	12,742	12,249
	S&P Global Inc.	4.000%	6/15/25	6,225	6,924
	S&P Global Inc.	2.500%	12/1/29	5,300	5,565
	S&P Global Inc.	1.250%	8/15/30	7,400	7,012
	S&P Global Inc.	3.250%	12/1/49	6,500	7,003
	S&P Global Inc.	2.300%	8/15/60	9,950	8,544
	salesforce.com Inc.	3.250%	4/11/23	9,927	10,414
	salesforce.com Inc.	3.700%	4/11/28	12,050	13,719
[5]	salesforce.com Inc.	1.500%	7/15/28	5,000	4,999
[5]	salesforce.com Inc.	1.950%	7/15/31	16,000	16,025
[5]	salesforce.com Inc.	2.700%	7/15/41	10,930	10,999
[5]	salesforce.com Inc.	2.900%	7/15/51	20,000	20,209
[5]	salesforce.com Inc.	3.050%	7/15/61	11,730	11,920
	ServiceNow Inc.	1.400%	9/1/30	15,600	14,637
	Skyworks Solutions Inc.	1.800%	6/1/26	5,800	5,882
	Skyworks Solutions Inc.	3.000%	6/1/31	5,000	5,123
	Texas Instruments Inc.	2.625%	5/15/24	4,297	4,534
	Texas Instruments Inc.	1.375%	3/12/25	7,863	8,030
	Texas Instruments Inc.	2.900%	11/3/27	7,497	8,165
	Texas Instruments Inc.	2.250%	9/4/29	12,329	12,837
	Texas Instruments Inc.	1.750%	5/4/30	6,300	6,263
	Texas Instruments Inc.	3.875%	3/15/39	11,500	13,807
	Texas Instruments Inc.	4.150%	5/15/48	15,533	19,689
	Verisk Analytics Inc.	4.125%	9/12/22	8,500	8,862
	Verisk Analytics Inc.	4.000%	6/15/25	6,250	6,915
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	11,467
	Verisk Analytics Inc.	5.500%	6/15/45	8,300	11,197
	Verisk Analytics Inc.	3.625%	5/15/50	5,000	5,349
	VMware Inc.	2.950%	8/21/22	17,040	17,485
	VMware Inc.	4.500%	5/15/25	10,654	11,908
	VMware Inc.	4.650%	5/15/27	7,000	8,032
	VMware Inc.	3.900%	8/21/27	27,579	30,650
	VMware Inc.	4.700%	5/15/30	11,254	13,322

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xilinx Inc.	2.950%	6/1/24	6,483	6,862
	Xilinx Inc.	2.375%	6/1/30	8,300	8,431
					6,215,453
Utilities (2.4%)
	AEP Texas Inc.	2.400%	10/1/22	2,400	2,454
	AEP Texas Inc.	3.950%	6/1/28	9,350	10,537
[3]	AEP Texas Inc.	2.100%	7/1/30	7,857	7,714
	AEP Texas Inc.	3.800%	10/1/47	3,000	3,277
[3]	AEP Texas Inc.	3.450%	1/15/50	2,943	3,052
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	4,801
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	5,437
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	5,360
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	4,543
	AEP Transmission Co. LLC	3.150%	9/15/49	8,985	9,368
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	6,542
[3,7]	AES Corp.	1.375%	1/15/26	9,400	9,306
[3,7]	AES Corp.	2.450%	1/15/31	9,500	9,408
[3]	Alabama Power Co.	2.450%	3/30/22	9,500	9,638
[3]	Alabama Power Co.	3.550%	12/1/23	8,800	9,440
[3]	Alabama Power Co.	1.450%	9/15/30	12,800	12,229
	Alabama Power Co.	6.125%	5/15/38	1,900	2,719
	Alabama Power Co.	6.000%	3/1/39	6,974	9,906
	Alabama Power Co.	3.850%	12/1/42	1,850	2,121
	Alabama Power Co.	4.150%	8/15/44	4,900	5,917
	Alabama Power Co.	3.750%	3/1/45	6,825	7,784
	Alabama Power Co.	4.300%	1/2/46	4,950	6,062
[3]	Alabama Power Co.	3.700%	12/1/47	5,075	5,754
	Alabama Power Co.	3.450%	10/1/49	12,300	13,440
	Alabama Power Co.	3.125%	7/15/51	10,000	10,257
	Ameren Corp.	2.500%	9/15/24	2,000	2,107
	Ameren Corp.	3.650%	2/15/26	2,775	3,043
	Ameren Corp.	1.750%	3/15/28	5,000	4,958
	Ameren Corp.	3.500%	1/15/31	8,387	9,187
	Ameren Illinois Co.	2.700%	9/1/22	3,170	3,239
	Ameren Illinois Co.	3.250%	3/1/25	2,065	2,221
	Ameren Illinois Co.	3.800%	5/15/28	4,875	5,515
	Ameren Illinois Co.	1.550%	11/15/30	5,000	4,812
	Ameren Illinois Co.	4.150%	3/15/46	775	942
	Ameren Illinois Co.	3.700%	12/1/47	6,386	7,305
	Ameren Illinois Co.	4.500%	3/15/49	3,950	5,078
	Ameren Illinois Co.	3.250%	3/15/50	5,995	6,457
	Ameren Illinois Co.	2.900%	6/15/51	3,500	3,535
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	2,001
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,985
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	3,162
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	6,229	7,172
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	4,728
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	3,545
	American Water Capital Corp.	3.850%	3/1/24	5,075	5,466
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,889
	American Water Capital Corp.	2.950%	9/1/27	11,000	11,881
	American Water Capital Corp.	3.450%	6/1/29	7,120	7,901
	American Water Capital Corp.	2.800%	5/1/30	3,000	3,180
	American Water Capital Corp.	2.300%	6/1/31	8,000	8,133
	American Water Capital Corp.	6.593%	10/15/37	6,820	10,104

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	4.300%	12/1/42	1,000	1,227
	American Water Capital Corp.	4.300%	9/1/45	1,025	1,235
	American Water Capital Corp.	4.000%	12/1/46	1,025	1,198
	American Water Capital Corp.	3.750%	9/1/47	10,835	12,231
	American Water Capital Corp.	4.200%	9/1/48	10,500	12,760
	American Water Capital Corp.	4.150%	6/1/49	4,800	5,796
	American Water Capital Corp.	3.450%	5/1/50	8,599	9,299
	American Water Capital Corp.	3.250%	6/1/51	4,500	4,709
	Appalachian Power Co.	3.400%	6/1/25	2,500	2,705
[3]	Appalachian Power Co.	2.700%	4/1/31	4,000	4,136
	Appalachian Power Co.	7.000%	4/1/38	1,880	2,811
	Appalachian Power Co.	4.400%	5/15/44	8,395	9,946
	Appalachian Power Co.	4.450%	6/1/45	3,125	3,750
[3]	Appalachian Power Co.	4.500%	3/1/49	10,420	12,773
[3]	Appalachian Power Co.	3.700%	5/1/50	19,445	21,422
	Arizona Public Service Co.	3.150%	5/15/25	4,265	4,582
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,735
	Arizona Public Service Co.	2.600%	8/15/29	3,000	3,143
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,960
	Arizona Public Service Co.	4.500%	4/1/42	4,875	5,971
	Arizona Public Service Co.	4.350%	11/15/45	3,600	4,377
	Arizona Public Service Co.	3.750%	5/15/46	8,250	9,315
	Arizona Public Service Co.	4.200%	8/15/48	4,000	4,829
	Arizona Public Service Co.	3.350%	5/15/50	3,590	3,833
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,893
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	3,549
	Atmos Energy Corp.	0.625%	3/9/23	7,500	7,502
	Atmos Energy Corp.	3.000%	6/15/27	5,800	6,271
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,570
	Atmos Energy Corp.	1.500%	1/15/31	5,500	5,215
	Atmos Energy Corp.	5.500%	6/15/41	4,660	6,252
	Atmos Energy Corp.	4.150%	1/15/43	3,435	4,022
	Atmos Energy Corp.	4.125%	10/15/44	3,615	4,256
	Atmos Energy Corp.	4.125%	3/15/49	7,938	9,564
	Atmos Energy Corp.	3.375%	9/15/49	3,570	3,842
	Avangrid Inc.	3.150%	12/1/24	10,495	11,240
	Avangrid Inc.	3.800%	6/1/29	6,900	7,792
	Avista Corp.	4.350%	6/1/48	3,200	4,013
	Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,843
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,307
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	9,056
	Baltimore Gas & Electric Co.	2.250%	6/15/31	4,100	4,149
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	5,111
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	5,135
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	4,596
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,775	7,010
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,655
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,624
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	18,412
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	852
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	22,700	25,727
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,498	7,216
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	20,150
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	4,536
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	6,875	9,083

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	4,475	5,481
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	8,148	9,255
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,006	12,510
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	31,584
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	19,545	18,977
	Black Hills Corp.	3.950%	1/15/26	4,300	4,735
	Black Hills Corp.	3.150%	1/15/27	3,375	3,596
	Black Hills Corp.	3.050%	10/15/29	2,905	3,098
	Black Hills Corp.	2.500%	6/15/30	5,000	5,100
	Black Hills Corp.	4.350%	5/1/33	4,745	5,534
	Black Hills Corp.	4.200%	9/15/46	3,200	3,595
	Black Hills Corp.	3.875%	10/15/49	1,865	2,011
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	711
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	10,417
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	216
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	6,100	6,261
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	142
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,570
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	582
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,506
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,807
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	4,749
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	7,707
	CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,715
	CenterPoint Energy Inc.	3.850%	2/1/24	5,924	6,364
	CenterPoint Energy Inc.	2.500%	9/1/24	7,500	7,848
	CenterPoint Energy Inc.	1.450%	6/1/26	4,472	4,479
	CenterPoint Energy Inc.	4.250%	11/1/28	3,700	4,239
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	7,624
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	3,061
	CenterPoint Energy Inc.	3.700%	9/1/49	4,075	4,376
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,626
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,922
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,000	4,801
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,795
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	3,818
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,671
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,025	3,610
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,590
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	5,773
	CMS Energy Corp.	3.000%	5/15/26	3,231	3,470
	CMS Energy Corp.	3.450%	8/15/27	2,975	3,293
	CMS Energy Corp.	4.875%	3/1/44	8,205	10,486
[3]	CMS Energy Corp.	4.750%	6/1/50	4,100	4,571
	CMS Energy Corp.	3.750%	12/1/50	2,000	2,031
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,793
[3]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	3,321
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	12,712
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	5,691
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,521
	Commonwealth Edison Co.	3.800%	10/1/42	7,761	8,934
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	3,161
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	6,455
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	8,067
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	7,474

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	6,942
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	12,313
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	7,960
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	12,344
[3]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	7,321
	Connecticut Light & Power Co.	2.500%	1/15/23	10,748	11,038
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,655
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,714
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	2,700	2,721
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	6,734
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	3,243
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	10,114
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,445
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	8,500	9,358
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	17,792	18,139
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,596
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	13,052
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	2,400
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	1,137
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,525	14,023
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	11,309
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	7,495
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	137
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,077	7,954
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	14,007
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	9,354
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	8,322
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	19,106
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	2,540
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	8,025	9,127
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	8,761
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	3,162
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	9,375	11,376
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,500	1,599
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	11,000	10,179
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	8,000	8,325
[3]	Consolidated Edison Inc.	0.650%	12/1/23	6,000	5,999
	Consumers Energy Co.	0.350%	6/1/23	5,000	4,992
	Consumers Energy Co.	3.375%	8/15/23	925	977
	Consumers Energy Co.	3.800%	11/15/28	3,000	3,410
	Consumers Energy Co.	3.950%	5/15/43	13,680	16,133
	Consumers Energy Co.	3.250%	8/15/46	3,325	3,584
	Consumers Energy Co.	3.950%	7/15/47	2,950	3,525
	Consumers Energy Co.	4.050%	5/15/48	5,500	6,718
	Consumers Energy Co.	4.350%	4/15/49	2,400	3,067
	Consumers Energy Co.	3.100%	8/15/50	10,250	10,854
	Consumers Energy Co.	3.500%	8/1/51	14,200	16,105
	Consumers Energy Co.	2.500%	5/1/60	5,300	4,807
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,317
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	6,469
[3]	Dominion Energy Inc.	2.750%	9/15/22	450	460
	Dominion Energy Inc.	3.071%	8/15/24	2,100	2,228
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,926
[3]	Dominion Energy Inc.	1.450%	4/15/26	5,100	5,138
[3]	Dominion Energy Inc.	2.850%	8/15/26	9,650	10,284

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,866
[3]	Dominion Energy Inc.	3.375%	4/1/30	21,424	23,358
[3]	Dominion Energy Inc.	6.300%	3/15/33	2,675	3,593
[3]	Dominion Energy Inc.	5.250%	8/1/33	6,000	7,517
[3]	Dominion Energy Inc.	5.950%	6/15/35	7,360	9,945
	Dominion Energy Inc.	7.000%	6/15/38	3,600	5,341
[3]	Dominion Energy Inc.	3.300%	4/15/41	6,100	6,401
[3]	Dominion Energy Inc.	4.900%	8/1/41	10,135	12,827
[3]	Dominion Energy Inc.	4.050%	9/15/42	5,214	5,961
	Dominion Energy Inc.	4.700%	12/1/44	3,375	4,212
[3]	Dominion Energy Inc.	4.600%	3/15/49	8,100	10,185
[3]	Dominion Energy Inc.	5.750%	10/1/54	625	681
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,526
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,692	8,075
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	2,090
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	8,290
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	4,550	6,595
	DTE Electric Co.	3.650%	3/15/24	5,485	5,888
	DTE Electric Co.	3.375%	3/1/25	150	162
[3]	DTE Electric Co.	1.900%	4/1/28	6,400	6,509
	DTE Electric Co.	2.250%	3/1/30	6,800	6,985
[3]	DTE Electric Co.	2.625%	3/1/31	7,985	8,415
[3]	DTE Electric Co.	4.000%	4/1/43	1,971	2,336
	DTE Electric Co.	3.700%	3/15/45	5,750	6,569
	DTE Electric Co.	3.700%	6/1/46	2,000	2,288
	DTE Electric Co.	3.750%	8/15/47	6,927	8,005
	DTE Electric Co.	3.950%	3/1/49	8,800	10,592
	DTE Electric Co.	2.950%	3/1/50	4,450	4,564
[3]	DTE Electric Co.	3.250%	4/1/51	5,000	5,410
[3]	DTE Energy Co.	2.600%	6/15/22	2,000	2,044
[3]	DTE Energy Co.	3.300%	6/15/22	3,883	3,973
[3]	DTE Energy Co.	0.550%	11/1/22	3,000	3,006
	DTE Energy Co.	2.250%	11/1/22	3,290	3,368
[3]	DTE Energy Co.	3.700%	8/1/23	5,325	5,656
[3]	DTE Energy Co.	3.500%	6/1/24	13,900	14,854
[3]	DTE Energy Co.	2.529%	10/1/24	4,000	4,202
[3]	DTE Energy Co.	1.050%	6/1/25	8,400	8,386
	DTE Energy Co.	2.850%	10/1/26	22,200	23,666
	DTE Energy Co.	3.800%	3/15/27	15,450	17,183
[3]	DTE Energy Co.	3.400%	6/15/29	9,778	10,686
	DTE Energy Co.	2.950%	3/1/30	2,625	2,777
	DTE Energy Co.	6.375%	4/15/33	975	1,327
	Duke Energy Carolinas LLC	2.500%	3/15/23	550	568
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,395
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	677
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	8,028
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,721
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	6,241
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	6,324
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,150	7,435
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	9,044
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	7,695
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,633
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	8,775
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	13,032

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	8,266
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	7,619
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,925	5,579
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,224	12,965
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	6,913
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	11,281
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	12,313
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,500	9,426
	Duke Energy Corp.	2.400%	8/15/22	11,385	11,623
	Duke Energy Corp.	3.050%	8/15/22	5,090	5,205
	Duke Energy Corp.	3.950%	10/15/23	3,850	4,112
	Duke Energy Corp.	3.750%	4/15/24	7,025	7,565
	Duke Energy Corp.	0.900%	9/15/25	6,548	6,483
	Duke Energy Corp.	2.650%	9/1/26	12,480	13,201
	Duke Energy Corp.	3.150%	8/15/27	7,775	8,411
	Duke Energy Corp.	3.400%	6/15/29	5,000	5,478
	Duke Energy Corp.	2.450%	6/1/30	15,000	15,182
	Duke Energy Corp.	2.550%	6/15/31	7,400	7,503
	Duke Energy Corp.	4.800%	12/15/45	8,966	10,991
	Duke Energy Corp.	3.750%	9/1/46	19,234	20,507
	Duke Energy Corp.	3.950%	8/15/47	13,187	14,547
	Duke Energy Corp.	4.200%	6/15/49	7,234	8,293
	Duke Energy Corp.	3.500%	6/15/51	7,100	7,341
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	12,480
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,465
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	9,505
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	6,961
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	4,836
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	7,602
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	8,789
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	1,154
	Duke Energy Florida LLC	3.400%	10/1/46	6,665	7,233
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,353
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	942	949
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,312	3,497
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,766
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,442
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,424
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	6,332
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	17,394
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	8,235	8,695
	Duke Energy Indiana LLC	2.750%	4/1/50	4,630	4,486
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	106
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	8,095
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,713
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,600	5,142
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	7,161
	Duke Energy Progress LLC	3.375%	9/1/23	1,750	1,857
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	11,917
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	6,361
	Duke Energy Progress LLC	3.450%	3/15/29	11,912	13,199
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	6,131
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	7,601
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	7,552
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	7,616

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	4,619
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	4,129
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	4,758
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	3,151
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	2,213
[3,7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	990
[3,7]	East Ohio Gas Co.	3.000%	6/15/50	2,500	2,496
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	10,529	11,148
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,722
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,839
[3]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	5,000	5,268
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	4,000	4,725
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	5,478	6,414
	Edison International	2.400%	9/15/22	6,200	6,308
	Edison International	2.950%	3/15/23	7,875	8,131
	Edison International	5.750%	6/15/27	3,000	3,418
	Edison International	4.125%	3/15/28	5,197	5,532
	El Paso Electric Co.	6.000%	5/15/35	800	1,068
	El Paso Electric Co.	5.000%	12/1/44	3,200	3,880
	Emera US Finance LP	3.550%	6/15/26	1,049	1,147
	Emera US Finance LP	4.750%	6/15/46	11,925	14,233
	Enel Americas SA	4.000%	10/25/26	4,115	4,483
	Enel Chile SA	4.875%	6/12/28	7,075	8,171
	Entergy Arkansas LLC	3.700%	6/1/24	100	108
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	4,534
	Entergy Arkansas LLC	4.200%	4/1/49	2,900	3,534
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	5,720
	Entergy Corp.	4.000%	7/15/22	6,075	6,265
	Entergy Corp.	0.900%	9/15/25	7,500	7,411
	Entergy Corp.	2.950%	9/1/26	8,900	9,508
	Entergy Corp.	1.900%	6/15/28	7,000	6,989
	Entergy Corp.	2.800%	6/15/30	9,541	9,922
	Entergy Corp.	2.400%	6/15/31	6,000	5,996
	Entergy Corp.	3.750%	6/15/50	9,319	10,212
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,448
	Entergy Louisiana LLC	4.050%	9/1/23	5,850	6,242
	Entergy Louisiana LLC	0.620%	11/17/23	5,000	5,006
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,532
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,436
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	6,111
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	5,144
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	3,065
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	7,635
	Entergy Louisiana LLC	2.350%	6/15/32	10,000	10,142
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	11,535
	Entergy Louisiana LLC	3.100%	6/15/41	5,000	5,284
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	5,831
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	17,457
	Entergy Louisiana LLC	4.200%	4/1/50	4,600	5,653
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	9,685
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	8,785
	Entergy Mississippi LLC	3.850%	6/1/49	3,800	4,399
	Entergy Texas Inc.	4.000%	3/30/29	2,000	2,256
	Entergy Texas Inc.	1.750%	3/15/31	6,000	5,743
	Entergy Texas Inc.	3.550%	9/30/49	7,585	8,148

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essential Utilities Inc.	3.566%	5/1/29	4,000	4,425
	Essential Utilities Inc.	2.704%	4/15/30	6,000	6,233
	Essential Utilities Inc.	4.276%	5/1/49	4,000	4,768
	Essential Utilities Inc.	3.351%	4/15/50	5,000	5,170
	Evergy Inc.	2.450%	9/15/24	9,000	9,426
	Evergy Inc.	2.900%	9/15/29	10,500	11,115
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	6,610
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,875
	Evergy Kansas Central Inc.	4.125%	3/1/42	6,421	7,559
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	4,788
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	4,729
	Evergy Kansas Central Inc.	3.250%	9/1/49	2,700	2,847
	Evergy Metro Inc.	3.150%	3/15/23	2,600	2,701
[3]	Evergy Metro Inc.	2.250%	6/1/30	3,300	3,360
	Evergy Metro Inc.	5.300%	10/1/41	5,355	7,091
	Evergy Metro Inc.	4.200%	6/15/47	5,255	6,339
[3]	Eversource Energy	3.800%	12/1/23	3,600	3,865
[3]	Eversource Energy	2.900%	10/1/24	4,151	4,397
[3]	Eversource Energy	0.800%	8/15/25	5,600	5,527
[3]	Eversource Energy	3.300%	1/15/28	8,850	9,663
[3]	Eversource Energy	4.250%	4/1/29	6,205	7,235
[3]	Eversource Energy	1.650%	8/15/30	9,510	9,101
	Eversource Energy	2.550%	3/15/31	3,500	3,588
	Eversource Energy	3.450%	1/15/50	5,850	6,181
[3]	Exelon Corp.	3.950%	6/15/25	22,790	25,078
	Exelon Corp.	3.400%	4/15/26	7,075	7,706
	Exelon Corp.	4.050%	4/15/30	15,150	17,249
[3]	Exelon Corp.	4.950%	6/15/35	7,235	8,884
	Exelon Corp.	5.625%	6/15/35	3,775	4,968
	Exelon Corp.	5.100%	6/15/45	6,725	8,810
	Exelon Corp.	4.450%	4/15/46	12,626	15,317
	Exelon Corp.	4.700%	4/15/50	12,200	15,405
	Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,518
	Exelon Generation Co. LLC	3.250%	6/1/25	2,000	2,156
	Exelon Generation Co. LLC	6.250%	10/1/39	4,321	5,323
	Exelon Generation Co. LLC	5.750%	10/1/41	7,650	9,040
	Exelon Generation Co. LLC	5.600%	6/15/42	10,048	11,792
	Florida Power & Light Co.	2.750%	6/1/23	2,400	2,484
	Florida Power & Light Co.	3.250%	6/1/24	2,800	2,991
	Florida Power & Light Co.	2.850%	4/1/25	23,717	25,345
	Florida Power & Light Co.	3.125%	12/1/25	6,000	6,517
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,645
	Florida Power & Light Co.	5.650%	2/1/37	3,379	4,632
	Florida Power & Light Co.	5.950%	2/1/38	3,250	4,687
	Florida Power & Light Co.	5.960%	4/1/39	11,319	16,557
	Florida Power & Light Co.	5.250%	2/1/41	975	1,336
	Florida Power & Light Co.	4.125%	2/1/42	5,425	6,611
	Florida Power & Light Co.	4.050%	6/1/42	4,600	5,588
	Florida Power & Light Co.	3.800%	12/15/42	3,535	4,168
	Florida Power & Light Co.	4.050%	10/1/44	2,973	3,619
	Florida Power & Light Co.	3.950%	3/1/48	18,054	21,939
	Florida Power & Light Co.	4.125%	6/1/48	3,550	4,416
	Florida Power & Light Co.	3.990%	3/1/49	13,981	17,190
	Florida Power & Light Co.	3.150%	10/1/49	9,675	10,506
	Fortis Inc.	3.055%	10/4/26	13,973	15,023

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Georgia Power Co.	2.100%	7/30/23	5,200	5,371
	Georgia Power Co.	3.250%	4/1/26	8,250	8,906
	Georgia Power Co.	3.250%	3/30/27	3,500	3,791
[3]	Georgia Power Co.	2.650%	9/15/29	10,000	10,506
[3]	Georgia Power Co.	4.750%	9/1/40	5,425	6,702
	Georgia Power Co.	4.300%	3/15/42	11,290	13,374
	Georgia Power Co.	4.300%	3/15/43	6,555	7,760
[3]	Georgia Power Co.	3.700%	1/30/50	2,400	2,613
[3]	Georgia Power Co.	3.250%	3/15/51	7,500	7,611
[3]	Gulf Power Co.	3.300%	5/30/27	2,325	2,551
	Iberdrola International BV	6.750%	7/15/36	3,835	5,819
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,375
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	5,388
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	13,823
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	5,654	6,338
	Indiana Michigan Power Co.	4.250%	8/15/48	2,100	2,556
	Indiana Michigan Power Co.	3.250%	5/1/51	5,000	5,235
	Interstate Power & Light Co.	3.250%	12/1/24	10,730	11,545
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	5,249
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	9,760
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	8,106
	Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,522
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	3,263
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	4,938
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,570
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,853
	ITC Holdings Corp.	3.250%	6/30/26	4,865	5,268
	ITC Holdings Corp.	3.350%	11/15/27	6,505	7,099
	ITC Holdings Corp.	5.300%	7/1/43	6,226	8,156
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,688	3,279
	Kentucky Utilities Co.	5.125%	11/1/40	8,765	11,467
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	8,409
	Kentucky Utilities Co.	3.300%	6/1/50	6,000	6,339
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	5,055
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	12,228
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,833
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,332
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,883
[3]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	3,619
[3]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	4,488
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	6,621
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	6,034
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	6,432
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	3,792
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	9,217
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	10,708
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	5,345
[3]	Mississippi Power Co.	4.250%	3/15/42	4,400	5,200
	National Fuel Gas Co.	5.200%	7/15/25	1,921	2,164
	National Fuel Gas Co.	5.500%	1/15/26	4,498	5,209
	National Fuel Gas Co.	3.950%	9/15/27	1,900	2,045
	National Fuel Gas Co.	4.750%	9/1/28	11,000	12,416
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,513
	National Grid USA	5.803%	4/1/35	2,817	3,507

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,306	6,406
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,150	3,257
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,559
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	8,200	8,656
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,000	2,992
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,785
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	7,933
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	16,657	16,524
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,344
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	12,689
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	3,408
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,730	8,669
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	4,848
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	3,716
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	3,334
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	2,284
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	10,552	12,375
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	5,050	5,289
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	3,170
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,976	11,381
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	10,457
[3]	Nevada Power Co.	3.700%	5/1/29	5,575	6,278
[3]	Nevada Power Co.	2.400%	5/1/30	10,044	10,355
[3]	Nevada Power Co.	6.650%	4/1/36	965	1,407
[3]	Nevada Power Co.	6.750%	7/1/37	1,575	2,290
[3]	Nevada Power Co.	3.125%	8/1/50	4,850	5,012
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,500	3,569
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,845	13,277
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	18,000	18,062
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,122
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	11,489	12,208
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	6,226	6,752
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,485	13,811
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	16,000	16,181
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	14,904
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	354

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,021	48,467
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	5,566
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,612
	NiSource Inc.	0.950%	8/15/25	13,258	13,158
	NiSource Inc.	3.490%	5/15/27	10,500	11,551
	NiSource Inc.	2.950%	9/1/29	8,020	8,489
	NiSource Inc.	3.600%	5/1/30	5,000	5,536
	NiSource Inc.	1.700%	2/15/31	14,545	13,775
	NiSource Inc.	5.950%	6/15/41	8,021	11,211
	NiSource Inc.	5.250%	2/15/43	5,120	6,670
	NiSource Inc.	4.800%	2/15/44	4,698	5,826
	NiSource Inc.	5.650%	2/1/45	767	1,051
	NiSource Inc.	4.375%	5/15/47	14,975	17,913
	NiSource Inc.	3.950%	3/30/48	5,000	5,714
	Northern States Power Co.	2.150%	8/15/22	75	76
	Northern States Power Co.	2.600%	5/15/23	1,280	1,319
	Northern States Power Co.	2.250%	4/1/31	4,000	4,115
	Northern States Power Co.	6.250%	6/1/36	840	1,203
	Northern States Power Co.	6.200%	7/1/37	2,705	3,965
	Northern States Power Co.	5.350%	11/1/39	3,295	4,526
	Northern States Power Co.	4.000%	8/15/45	2,100	2,509
	Northern States Power Co.	3.600%	5/15/46	4,475	5,093
	Northern States Power Co.	3.600%	9/15/47	1,000	1,139
	Northern States Power Co.	2.900%	3/1/50	7,305	7,476
	Northern States Power Co.	2.600%	6/1/51	5,300	5,105
	Northern States Power Co.	3.200%	4/1/52	4,000	4,326
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,848
	NSTAR Electric Co.	2.375%	10/15/22	5,475	5,585
	NSTAR Electric Co.	3.200%	5/15/27	6,000	6,562
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,573
	NSTAR Electric Co.	5.500%	3/15/40	5,005	6,849
	NSTAR Electric Co.	4.400%	3/1/44	2,300	2,855
	Oglethorpe Power Corp.	5.950%	11/1/39	2,500	3,336
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	8,501
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,965
	Ohio Edison Co.	6.875%	7/15/36	4,180	5,873
[3]	Ohio Power Co.	1.625%	1/15/31	5,000	4,808
	Ohio Power Co.	4.000%	6/1/49	4,178	4,945
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,934
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	4,299
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	2,176
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,636
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	4,534
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,306
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	3,259
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,952
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	3,395
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	3,291
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,000	3,197
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,348
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	223
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	3,914
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,743
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	9,830
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,404	6,066

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	8,532
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	3,101
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	5,107
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	10,124
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	5,400
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	8,029
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,458	5,037
	ONE Gas Inc.	0.850%	3/11/23	5,000	5,003
	ONE Gas Inc.	1.100%	3/11/24	5,000	5,006
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,468
	ONE Gas Inc.	4.658%	2/1/44	4,525	5,527
	ONE Gas Inc.	4.500%	11/1/48	3,000	3,593
	Pacific Gas & Electric Co.	1.367%	3/10/23	7,500	7,501
	Pacific Gas & Electric Co.	3.850%	11/15/23	8,100	8,497
	Pacific Gas & Electric Co.	3.750%	2/15/24	2,000	2,099
	Pacific Gas & Electric Co.	3.500%	6/15/25	6,212	6,520
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	1,048
	Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	26,198
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,857
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	21,341
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	1,004
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	18,461
	Pacific Gas & Electric Co.	4.550%	7/1/30	34,000	36,371
	Pacific Gas & Electric Co.	2.500%	2/1/31	19,000	17,827
	Pacific Gas & Electric Co.	3.250%	6/1/31	4,500	4,428
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,631	27,632
	Pacific Gas & Electric Co.	3.300%	8/1/40	13,200	12,005
	Pacific Gas & Electric Co.	4.200%	6/1/41	5,000	4,921
	Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	10,601
	Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	6,738
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	4,785
	Pacific Gas & Electric Co.	3.950%	12/1/47	13,300	12,357
	Pacific Gas & Electric Co.	4.950%	7/1/50	38,977	40,149
	Pacific Gas & Electric Co.	3.500%	8/1/50	17,400	15,486
	PacifiCorp	2.950%	2/1/22	6,625	6,685
	PacifiCorp	2.950%	6/1/23	6,077	6,327
	PacifiCorp	3.600%	4/1/24	4,910	5,270
	PacifiCorp	3.500%	6/15/29	8,000	8,887
	PacifiCorp	2.700%	9/15/30	7,473	7,849
	PacifiCorp	7.700%	11/15/31	985	1,453
	PacifiCorp	5.250%	6/15/35	2,875	3,743
	PacifiCorp	6.100%	8/1/36	3,925	5,491
	PacifiCorp	5.750%	4/1/37	5,853	8,021
	PacifiCorp	6.250%	10/15/37	9,410	13,415
	PacifiCorp	6.350%	7/15/38	2,650	3,842
	PacifiCorp	6.000%	1/15/39	1,135	1,607
	PacifiCorp	4.100%	2/1/42	1,760	2,071
	PacifiCorp	4.125%	1/15/49	8,900	10,676
	PacifiCorp	4.150%	2/15/50	4,000	4,857
	PacifiCorp	3.300%	3/15/51	20,089	21,400
	PECO Energy Co.	2.375%	9/15/22	6,354	6,472
	PECO Energy Co.	5.950%	10/1/36	2,500	3,563
	PECO Energy Co.	4.150%	10/1/44	2,732	3,306
	PECO Energy Co.	3.000%	9/15/49	3,740	3,881
	PECO Energy Co.	2.800%	6/15/50	10,900	10,867

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PECO Energy Co.	3.050%	3/15/51	4,000	4,176
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,327	9,169
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,749
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,497
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	6,715
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	4,400	4,535
	Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	6,045
	Potomac Electric Power Co.	3.600%	3/15/24	6,983	7,490
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	6,042
	Potomac Electric Power Co.	4.150%	3/15/43	4,200	5,049
	PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,809
	PPL Capital Funding Inc.	3.500%	12/1/22	2,415	2,499
	PPL Capital Funding Inc.	3.400%	6/1/23	11,120	11,654
	PPL Capital Funding Inc.	3.950%	3/15/24	275	298
	PPL Capital Funding Inc.	3.100%	5/15/26	7,779	8,366
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,307
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,180
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	4,872
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	5,283
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,437
	Progress Energy Inc.	3.150%	4/1/22	12,800	12,983
	Progress Energy Inc.	7.750%	3/1/31	250	357
	Progress Energy Inc.	7.000%	10/30/31	3,650	5,042
	Progress Energy Inc.	6.000%	12/1/39	6,382	8,804
	PSEG Power LLC	3.850%	6/1/23	11,050	11,725
	PSEG Power LLC	8.625%	4/15/31	3,295	5,068
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,796
[3]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	3,474
	Public Service Co. of Colorado	1.875%	6/15/31	15,425	15,341
	Public Service Co. of Colorado	6.500%	8/1/38	75	113
	Public Service Co. of Colorado	3.600%	9/15/42	5,116	5,779
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	4,242
	Public Service Co. of Colorado	3.800%	6/15/47	1,100	1,285
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,511
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	5,918
[3]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	7,786
[3]	Public Service Co. of Colorado	2.700%	1/15/51	13,022	12,830
	Public Service Co. of New Hampshire	3.500%	11/1/23	875	930
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	3,291
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,254
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	4,480
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,206
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,245
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	7,949
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,607
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,212
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	5,070
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	736
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	10,703
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	3,501
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	7,713
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	7,300	7,787
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	8,807
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	4,328
[3]	Public Service Electric & Gas Co.	3.000%	3/1/51	4,500	4,666

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,912
	Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,182
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,942
	Public Service Enterprise Group Inc.	1.600%	8/15/30	16,864	15,978
	Puget Energy Inc.	6.000%	9/1/21	3,825	3,860
	Puget Energy Inc.	5.625%	7/15/22	9,501	9,872
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,613
[3,7]	Puget Energy Inc.	2.379%	6/15/28	2,899	2,928
	Puget Energy Inc.	4.100%	6/15/30	5,200	5,832
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,396
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,640
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	2,102
	Puget Sound Energy Inc.	5.638%	4/15/41	925	1,275
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	7,370
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	6,407
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	8,800	8,507
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	6,273
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	7,027
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	6,572
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	6,178
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	6,033
	Sempra Energy	2.900%	2/1/23	2,625	2,718
	Sempra Energy	4.050%	12/1/23	11,835	12,695
	Sempra Energy	3.750%	11/15/25	12,905	14,185
	Sempra Energy	3.250%	6/15/27	7,595	8,238
	Sempra Energy	3.400%	2/1/28	14,958	16,436
	Sempra Energy	3.800%	2/1/38	13,250	14,780
	Sempra Energy	6.000%	10/15/39	8,125	11,305
	Sempra Energy	4.000%	2/1/48	4,570	5,125
	Sierra Pacific Power Co.	2.600%	5/1/26	5,175	5,500
[3]	Southern California Edison Co.	1.845%	2/1/22	521	521
	Southern California Edison Co.	0.700%	4/3/23	4,700	4,706
[3]	Southern California Edison Co.	3.400%	6/1/23	6,250	6,565
[3]	Southern California Edison Co.	3.500%	10/1/23	10,600	11,202
	Southern California Edison Co.	1.100%	4/1/24	7,200	7,252
[3]	Southern California Edison Co.	3.700%	8/1/25	12,075	13,159
[3]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,975
[3]	Southern California Edison Co.	3.650%	3/1/28	6,875	7,559
[3]	Southern California Edison Co.	4.200%	3/1/29	8,000	9,037
	Southern California Edison Co.	6.650%	4/1/29	850	1,053
	Southern California Edison Co.	2.850%	8/1/29	10,405	10,804
	Southern California Edison Co.	2.250%	6/1/30	7,000	6,908
[3]	Southern California Edison Co.	2.500%	6/1/31	5,275	5,293
	Southern California Edison Co.	6.000%	1/15/34	5,655	7,349
[3]	Southern California Edison Co.	5.750%	4/1/35	800	1,031
[3]	Southern California Edison Co.	5.350%	7/15/35	4,085	5,103
	Southern California Edison Co.	5.625%	2/1/36	2,445	3,116
[3]	Southern California Edison Co.	5.950%	2/1/38	2,800	3,628
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,945
	Southern California Edison Co.	5.500%	3/15/40	5,472	6,852
	Southern California Edison Co.	4.500%	9/1/40	6,882	7,915
	Southern California Edison Co.	4.050%	3/15/42	16,496	17,770
[3]	Southern California Edison Co.	3.900%	3/15/43	3,025	3,172
	Southern California Edison Co.	4.650%	10/1/43	8,575	9,861
[3]	Southern California Edison Co.	3.600%	2/1/45	3,900	3,912

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	4.000%	4/1/47	13,531	14,248
[3]	Southern California Edison Co.	4.125%	3/1/48	16,870	18,045
[3]	Southern California Edison Co.	4.875%	3/1/49	6,400	7,614
	Southern California Edison Co.	3.650%	2/1/50	15,452	15,491
[3]	Southern California Edison Co.	2.950%	2/1/51	7,000	6,380
[3]	Southern California Edison Co.	3.650%	6/1/51	5,300	5,318
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,496
	Southern California Gas Co.	3.200%	6/15/25	560	604
[3]	Southern California Gas Co.	2.600%	6/15/26	12,015	12,778
[3]	Southern California Gas Co.	2.550%	2/1/30	10,020	10,368
	Southern California Gas Co.	3.750%	9/15/42	4,075	4,585
[3]	Southern California Gas Co.	4.125%	6/1/48	5,800	6,967
[3]	Southern California Gas Co.	4.300%	1/15/49	4,500	5,620
[3]	Southern California Gas Co.	3.950%	2/15/50	4,500	5,335
	Southern Co.	2.950%	7/1/23	3,375	3,524
[3]	Southern Co.	0.600%	2/26/24	7,000	6,986
	Southern Co.	3.250%	7/1/26	17,941	19,463
[3]	Southern Co.	1.750%	3/15/28	5,000	4,950
[3]	Southern Co.	3.700%	4/30/30	7,200	7,948
	Southern Co.	4.250%	7/1/36	11,245	13,044
	Southern Co.	4.400%	7/1/46	21,910	25,705
[3]	Southern Co.	4.000%	1/15/51	5,000	5,303
[3]	Southern Co.	3.750%	9/15/51	10,000	10,123
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	10,875	11,804
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	5,500	5,228
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	8,760
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,789
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	5,257
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	15,896
[3]	Southern Power Co.	2.500%	12/15/21	5,125	5,167
	Southern Power Co.	4.150%	12/1/25	4,525	5,069
	Southern Power Co.	0.900%	1/15/26	1,000	983
	Southern Power Co.	5.150%	9/15/41	4,990	6,076
	Southern Power Co.	5.250%	7/15/43	2,635	3,233
[3]	Southern Power Co.	4.950%	12/15/46	3,965	4,756
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,780
	Southwest Gas Corp.	2.200%	6/15/30	5,000	5,002
	Southwest Gas Corp.	3.800%	9/29/46	2,600	2,791
	Southwest Gas Corp.	4.150%	6/1/49	2,300	2,621
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	5,300	5,370
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	4,800	5,091
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	10,223
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	7,655
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	7,129
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	11,022
	Southwestern Public Service Co.	3.300%	6/15/24	200	213
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	5,136
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	9,092
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	8,111
[3]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	4,526
	Southwestern Public Service Co.	3.750%	6/15/49	6,000	6,935
[3]	Southwestern Public Service Co.	3.150%	5/1/50	11,750	12,334
	Tampa Electric Co.	2.400%	3/15/31	4,500	4,610
	Tampa Electric Co.	4.100%	6/15/42	2,250	2,627
	Tampa Electric Co.	4.350%	5/15/44	2,300	2,774

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	4.300%	6/15/48	4,065	4,983
	Tampa Electric Co.	3.625%	6/15/50	2,000	2,238
	Tampa Electric Co.	3.450%	3/15/51	4,500	4,939
	Toledo Edison Co.	6.150%	5/15/37	2,769	3,775
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,143
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,378
	Tucson Electric Power Co.	4.850%	12/1/48	800	1,045
	Union Electric Co.	3.500%	4/15/24	4,990	5,346
	Union Electric Co.	2.950%	6/15/27	17,194	18,577
	Union Electric Co.	3.500%	3/15/29	3,650	4,065
	Union Electric Co.	2.950%	3/15/30	4,525	4,857
	Union Electric Co.	2.150%	3/15/32	5,600	5,615
	Union Electric Co.	5.300%	8/1/37	3,882	5,032
	Union Electric Co.	8.450%	3/15/39	2,365	4,051
	Union Electric Co.	3.900%	9/15/42	175	201
	Union Electric Co.	3.650%	4/15/45	3,625	4,094
	Union Electric Co.	4.000%	4/1/48	8,500	10,084
	Union Electric Co.	3.250%	10/1/49	4,840	5,161
	Union Electric Co.	2.625%	3/15/51	7,500	7,180
	United Utilities plc	6.875%	8/15/28	175	225
	Veolia Environnement SA	6.750%	6/1/38	2,643	3,879
	Virginia Electric & Power Co.	3.450%	9/1/22	14,234	14,629
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,285
	Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,786
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,692
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	16,133
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,816
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	7,599
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	13,062
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	3,105
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	4,076
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	9,509
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,571
	Virginia Electric & Power Co.	8.875%	11/15/38	4,945	8,787
	Virginia Electric & Power Co.	4.000%	1/15/43	16,955	19,793
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	5,505	6,973
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	9,485
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	8,840
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	9,250	10,875
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	8,717
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	13,833
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	2,586
	Virginia Electric & Power Co.	2.450%	12/15/50	11,500	10,592
[3]	Washington Gas Light Co.	3.796%	9/15/46	3,550	4,038
[3]	Washington Gas Light Co.	3.650%	9/15/49	4,285	4,812
	WEC Energy Group Inc.	0.550%	9/15/23	4,400	4,402
	WEC Energy Group Inc.	0.800%	3/15/24	5,475	5,489
	WEC Energy Group Inc.	3.550%	6/15/25	3,300	3,598
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	11,241
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	4,787
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	2,092
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,508
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	197
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	136
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,410

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,489
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	3,073
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	4,531
	Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,542
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	3,008
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	5,615
	Xcel Energy Inc.	0.500%	10/15/23	5,000	4,999
	Xcel Energy Inc.	3.300%	6/1/25	12,900	13,904
	Xcel Energy Inc.	4.000%	6/15/28	13,245	15,070
	Xcel Energy Inc.	2.600%	12/1/29	7,005	7,306
	Xcel Energy Inc.	3.400%	6/1/30	14,679	16,129
	Xcel Energy Inc.	6.500%	7/1/36	1,646	2,392
	Xcel Energy Inc.	3.500%	12/1/49	6,440	6,962
					5,902,449
Total Corporate Bonds (Cost $67,416,937)					72,137,344
Sovereign Bonds (3.8%)
[3]	African Development Bank	1.625%	9/16/22	14,500	14,747
[3]	African Development Bank	2.125%	11/16/22	31,950	32,786
	African Development Bank	0.750%	4/3/23	10,347	10,430
	African Development Bank	3.000%	9/20/23	12,900	13,648
	African Development Bank	0.875%	3/23/26	36,000	35,967
[3]	Asian Development Bank	1.875%	7/19/22	43,920	44,705
	Asian Development Bank	1.875%	8/10/22	6,000	6,113
[3]	Asian Development Bank	1.750%	9/13/22	30,315	30,878
	Asian Development Bank	1.625%	1/24/23	23,100	23,601
[3]	Asian Development Bank	2.750%	3/17/23	26,500	27,623
[3]	Asian Development Bank	0.250%	7/14/23	49,000	48,938
[3]	Asian Development Bank	0.250%	10/6/23	47,800	47,678
	Asian Development Bank	2.625%	1/30/24	16,550	17,482
[3]	Asian Development Bank	0.375%	6/11/24	54,745	54,554
	Asian Development Bank	1.500%	10/18/24	27,500	28,318
[3]	Asian Development Bank	2.000%	1/22/25	13,225	13,850
[3]	Asian Development Bank	2.125%	3/19/25	13,404	14,108
	Asian Development Bank	0.625%	4/29/25	13,400	13,354
[3]	Asian Development Bank	0.375%	9/3/25	75,611	74,397
[3]	Asian Development Bank	0.500%	2/4/26	67,225	66,148
[3]	Asian Development Bank	1.000%	4/14/26	40,000	40,221
[3]	Asian Development Bank	2.000%	4/24/26	1,700	1,788
[3]	Asian Development Bank	2.625%	1/12/27	7,250	7,867
[3]	Asian Development Bank	2.375%	8/10/27	5,265	5,652
	Asian Development Bank	6.220%	8/15/27	2,175	2,777
[3]	Asian Development Bank	2.500%	11/2/27	46,115	49,849
[3]	Asian Development Bank	2.750%	1/19/28	450	494
[3]	Asian Development Bank	1.250%	6/9/28	5,000	4,996
[3]	Asian Development Bank	3.125%	9/26/28	15,188	17,093
[3]	Asian Development Bank	1.750%	9/19/29	6,340	6,518
[3]	Asian Development Bank	1.875%	1/24/30	10,865	11,258
[3]	Asian Development Bank	0.750%	10/8/30	19,000	17,790
[3]	Asian Development Bank	1.500%	3/4/31	34,200	34,250
	Asian Infrastructure Investment Bank	0.250%	9/29/23	20,000	19,959
	Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	13,412
	Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	14,059
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	32,449
	Canadian Government Bond	2.000%	11/15/22	25,890	26,512

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Government Bond	1.625%	1/22/25	26,500	27,410
	Canadian Government Bond	0.750%	5/19/26	45,000	44,725
	Corp. Andina de Fomento	4.375%	6/15/22	23,269	24,116
	Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,706
	Corp. Andina de Fomento	2.375%	5/12/23	1,500	1,546
	Corp. Andina de Fomento	3.750%	11/23/23	9,500	10,129
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,532
	Council of Europe Development Bank	1.750%	9/26/22	8,300	8,457
	Council of Europe Development Bank	2.625%	2/13/23	18,475	19,165
	Council of Europe Development Bank	0.250%	10/20/23	10,875	10,845
	Council of Europe Development Bank	2.500%	2/27/24	1,825	1,923
	Council of Europe Development Bank	0.375%	6/10/24	12,775	12,725
	Council of Europe Development Bank	1.375%	2/27/25	11,435	11,719
	Ecopetrol SA	5.875%	9/18/23	15,725	17,031
	Ecopetrol SA	4.125%	1/16/25	16,775	17,657
	Ecopetrol SA	5.375%	6/26/26	14,000	15,437
	Ecopetrol SA	6.875%	4/29/30	14,844	17,913
	Ecopetrol SA	7.375%	9/18/43	8,700	10,725
	Ecopetrol SA	5.875%	5/28/45	21,180	22,658
[3,7]	Electricite de France SA	4.750%	10/13/35	2,059	2,497
	Equinor ASA	2.450%	1/17/23	17,667	18,233
	Equinor ASA	2.650%	1/15/24	18,747	19,710
	Equinor ASA	3.700%	3/1/24	9,856	10,654
	Equinor ASA	3.250%	11/10/24	10,194	11,028
	Equinor ASA	2.875%	4/6/25	500	534
	Equinor ASA	1.750%	1/22/26	10,247	10,550
	Equinor ASA	7.250%	9/23/27	4,350	5,774
	Equinor ASA	3.625%	9/10/28	9,652	10,850
[7]	Equinor ASA	6.500%	12/1/28	225	297
	Equinor ASA	3.125%	4/6/30	17,391	18,942
	Equinor ASA	2.375%	5/22/30	8,400	8,663
	Equinor ASA	5.100%	8/17/40	11,100	14,766
	Equinor ASA	4.250%	11/23/41	3,100	3,774
	Equinor ASA	3.950%	5/15/43	3,025	3,534
	Equinor ASA	4.800%	11/8/43	12,295	16,017
	Equinor ASA	3.250%	11/18/49	9,521	10,080
	Equinor ASA	3.700%	4/6/50	18,200	20,925
[3]	European Bank for Reconstruction & Development	2.750%	3/7/23	24,750	25,778
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	18,700	18,675
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	2,066
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,332
	European Bank for Reconstruction & Development	0.500%	5/19/25	20,900	20,721
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	21,796
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	25,758
	European Investment Bank	2.250%	8/15/22	14,470	14,805
	European Investment Bank	1.375%	9/6/22	33,000	33,465
	European Investment Bank	2.000%	12/15/22	867	889
	European Investment Bank	2.500%	3/15/23	63,300	65,700
	European Investment Bank	1.375%	5/15/23	34,190	34,889

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	European Investment Bank	2.875%	8/15/23	32,200	33,929
	European Investment Bank	0.250%	9/15/23	67,000	66,864
[3]	European Investment Bank	3.125%	12/14/23	12,000	12,800
	European Investment Bank	3.250%	1/29/24	59,480	63,779
	European Investment Bank	2.625%	3/15/24	52,370	55,433
	European Investment Bank	2.250%	6/24/24	28,195	29,648
	European Investment Bank	0.375%	7/24/24	41,800	41,630
	European Investment Bank	2.500%	10/15/24	9,922	10,545
	European Investment Bank	1.875%	2/10/25	15,100	15,763
	European Investment Bank	1.625%	3/14/25	47,900	49,581
	European Investment Bank	0.625%	7/25/25	52,600	52,390
	European Investment Bank	0.375%	12/15/25	57,200	56,131
	European Investment Bank	0.375%	3/26/26	65,800	64,322
	European Investment Bank	2.125%	4/13/26	23,000	24,343
	European Investment Bank	2.375%	5/24/27	8,000	8,583
	European Investment Bank	0.625%	10/21/27	4,000	3,872
	European Investment Bank	1.625%	10/9/29	3,060	3,125
	European Investment Bank	0.875%	5/17/30	3,000	2,862
	European Investment Bank	0.750%	9/23/30	17,010	15,965
	European Investment Bank	1.250%	2/14/31	23,015	22,516
	European Investment Bank	4.875%	2/15/36	14,460	19,942
[8]	Export Development Canada	1.750%	7/18/22	18,110	18,406
[8]	Export Development Canada	2.500%	1/24/23	5,250	5,434
[8]	Export Development Canada	1.375%	2/24/23	35,000	35,655
[8]	Export Development Canada	2.750%	3/15/23	8,850	9,222
[8]	Export Development Canada	2.625%	2/21/24	5,000	5,283
	Export-Import Bank of Korea	3.000%	11/1/22	750	775
	Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,737
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,398
	Export-Import Bank of Korea	0.375%	2/9/24	10,000	9,953
	Export-Import Bank of Korea	2.875%	1/21/25	13,400	14,273
	Export-Import Bank of Korea	1.875%	2/12/25	1,000	1,030
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,775
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,892
	Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,428
	Export-Import Bank of Korea	3.250%	8/12/26	425	469
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	4,309
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	18,540
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	3,266
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	9,767
[9]	FMS Wertmanagement	2.000%	8/1/22	46,500	47,374
[3]	Hydro-Quebec	8.050%	7/7/24	7,240	8,778
[3]	Hydro-Quebec	8.500%	12/1/29	3,940	5,894
[3]	Inter-American Development Bank	1.750%	9/14/22	20,850	21,242
[3]	Inter-American Development Bank	3.000%	9/26/22	24,000	24,831
	Inter-American Development Bank	2.500%	1/18/23	57,275	59,280
	Inter-American Development Bank	0.500%	5/24/23	28,600	28,722
	Inter-American Development Bank	3.000%	10/4/23	34,050	36,061
	Inter-American Development Bank	0.250%	11/15/23	52,375	52,214
	Inter-American Development Bank	2.625%	1/16/24	28,201	29,767
	Inter-American Development Bank	3.000%	2/21/24	13,000	13,869
	Inter-American Development Bank	2.125%	1/15/25	21,000	22,066
[3]	Inter-American Development Bank	1.750%	3/14/25	25,500	26,493
	Inter-American Development Bank	0.875%	4/3/25	6,114	6,152
	Inter-American Development Bank	7.000%	6/15/25	6,750	8,350

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	0.625%	7/15/25	35,475	35,326
[3]	Inter-American Development Bank	0.875%	4/20/26	40,000	39,988
[3]	Inter-American Development Bank	2.000%	6/2/26	29,907	31,452
	Inter-American Development Bank	2.000%	7/23/26	5,600	5,888
	Inter-American Development Bank	2.375%	7/7/27	28,500	30,557
	Inter-American Development Bank	0.625%	9/16/27	33,700	32,643
	Inter-American Development Bank	3.125%	9/18/28	25,000	28,123
	Inter-American Development Bank	2.250%	6/18/29	23,200	24,686
[3]	Inter-American Development Bank	1.125%	1/13/31	70,825	68,443
[3]	Inter-American Development Bank	3.875%	10/28/41	350	446
	Inter-American Development Bank	3.200%	8/7/42	6,875	7,928
	Inter-American Development Bank	4.375%	1/24/44	4,600	6,297
	International Bank for Reconstruction & Development	2.125%	7/1/22	43,075	43,915
	International Bank for Reconstruction & Development	7.625%	1/19/23	19,955	22,228
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,020	6,178
	International Bank for Reconstruction & Development	0.125%	4/20/23	45,500	45,390
[3]	International Bank for Reconstruction & Development	1.875%	6/19/23	64,975	66,993
	International Bank for Reconstruction & Development	3.000%	9/27/23	62,868	66,550
	International Bank for Reconstruction & Development	0.250%	11/24/23	60,000	59,818
	International Bank for Reconstruction & Development	2.500%	3/19/24	34,720	36,631
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,910	28,742
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	50,205
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,960	18,578
	International Bank for Reconstruction & Development	0.750%	3/11/25	32,150	32,235
	International Bank for Reconstruction & Development	0.625%	4/22/25	83,940	83,738
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	59,135
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	40,099
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	51,369
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	21,590
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	603
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	26,440
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	16,237
	International Bank for Reconstruction & Development	0.750%	11/24/27	35,000	34,095
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	22,697
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	13,043

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	14,303
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	34,610
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	77,933
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	3,337
[3]	International Finance Corp.	2.000%	10/24/22	21,204	21,701
	International Finance Corp.	0.500%	3/20/23	400	402
[3]	International Finance Corp.	2.875%	7/31/23	21,765	22,912
[3]	International Finance Corp.	1.375%	10/16/24	12,260	12,570
[3]	International Finance Corp.	0.375%	7/16/25	7,000	6,901
[3]	International Finance Corp.	2.125%	4/7/26	15,290	16,170
	International Finance Corp.	0.750%	8/27/30	8,965	8,414
[10]	Japan Bank for International Cooperation	3.125%	7/20/21	7,225	7,236
[10]	Japan Bank for International Cooperation	2.500%	6/1/22	7,502	7,656
[10]	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,549
[3,10]	Japan Bank for International Cooperation	1.625%	10/17/22	5,900	6,001
[10]	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	22,807
[10]	Japan Bank for International Cooperation	1.750%	1/23/23	20,000	20,443
[10]	Japan Bank for International Cooperation	0.625%	5/22/23	46,000	46,231
[10]	Japan Bank for International Cooperation	3.250%	7/20/23	18,223	19,256
[3,10]	Japan Bank for International Cooperation	3.375%	7/31/23	225	239
[10]	Japan Bank for International Cooperation	0.375%	9/15/23	27,000	26,946
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	20,159
[3,10]	Japan Bank for International Cooperation	0.500%	4/15/24	10,000	9,978
[3,10]	Japan Bank for International Cooperation	2.500%	5/23/24	14,000	14,758
[3,10]	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	17,366
[3,10]	Japan Bank for International Cooperation	1.750%	10/17/24	8,400	8,682
[3,10]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	15,176
[10]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	16,808
[3,10]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,462
[3,10]	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,697
[3,10]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	18,995
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	20,719
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	13,939
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	23,729
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	13,632
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	18,440
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	7,246
[10]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	10,749
[10]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	19,854
[10]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	9,083
[10]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	5,068
[10]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,788
[10]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	3,723
[9]	KFW	1.750%	8/22/22	25,675	26,139
[9]	KFW	2.000%	10/4/22	24,875	25,441
[9]	KFW	2.375%	12/29/22	54,000	55,738
[9]	KFW	2.125%	1/17/23	63,700	65,559
[9]	KFW	1.625%	2/15/23	42,370	43,322
[9]	KFW	0.250%	4/25/23	35,000	34,998
[9]	KFW	0.250%	10/19/23	55,000	54,860
[9]	KFW	2.625%	2/28/24	47,800	50,558
[9]	KFW	0.250%	3/8/24	65,000	64,668

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	KFW	1.375%	8/5/24	21,200	21,744
[9]	KFW	2.500%	11/20/24	49,500	52,635
[9]	KFW	2.000%	5/2/25	16,640	17,456
[9]	KFW	0.375%	7/18/25	78,450	77,386
[9]	KFW	0.625%	1/22/26	65,400	64,783
[9]	KFW	2.875%	4/3/28	18,635	20,643
[9]	KFW	1.750%	9/14/29	7,225	7,444
[9]	KFW	0.750%	9/30/30	34,750	32,633
[9]	KFW	0.000%	4/18/36	13,280	10,030
[9]	KFW	0.000%	6/29/37	27,892	20,552
	Korea Development Bank	3.000%	9/14/22	31,150	32,100
	Korea Development Bank	3.375%	3/12/23	24,200	25,362
	Korea Development Bank	2.750%	3/19/23	3,100	3,219
	Korea Development Bank	3.750%	1/22/24	14,400	15,564
	Korea Development Bank	3.250%	2/19/24	1,000	1,069
	Korea Development Bank	2.125%	10/1/24	4,300	4,509
	Korea Development Bank	3.000%	1/13/26	1,100	1,193
	Korea Development Bank	1.625%	1/19/31	9,500	9,338
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,321
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	17,052
[3,9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	6,175	6,120
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,496
[9]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	26,387
[3,9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	9,455
[3,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	24,974
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	20,522
	Nordic Investment Bank	1.375%	10/17/22	6,100	6,190
	Nordic Investment Bank	0.375%	5/19/23	17,000	17,025
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,199
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,614
	Nordic Investment Bank	0.375%	9/11/25	22,100	21,720
[3]	Nordic Investment Bank	0.500%	1/21/26	15,650	15,407
	North American Development Bank	2.400%	10/26/22	909	926
[11]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	1,000	1,017
[3,11]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,000	6,263
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,315
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,175	13,553
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	20,765
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	28,899
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	11,059
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	10,575
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	26,597	31,002
	Oriental Republic of Uruguay	7.875%	1/15/33	200	301
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	7,987
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	7,029	8,286
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	38,310	50,177
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	33,391	43,163
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	450	456
[12]	Petroleos Mexicanos	2.378%	4/15/25	760	779
	Province of Alberta	2.200%	7/26/22	20,105	20,523
	Province of Alberta	3.350%	11/1/23	17,910	19,108
	Province of Alberta	2.950%	1/23/24	12,350	13,112
	Province of Alberta	1.875%	11/13/24	15,000	15,588
	Province of Alberta	1.000%	5/20/25	12,395	12,479
	Province of Alberta	3.300%	3/15/28	14,000	15,662

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Alberta	1.300%	7/22/30	25,282	24,298
	Province of British Columbia	2.000%	10/23/22	17,150	17,547
[3]	Province of British Columbia	6.500%	1/15/26	622	766
	Province of British Columbia	2.250%	6/2/26	6,647	7,041
	Province of British Columbia	1.300%	1/29/31	8,300	8,052
	Province of British Columbia	7.250%	9/1/36	2,681	4,292
	Province of Manitoba	2.100%	9/6/22	7,100	7,252
[3]	Province of Manitoba	2.600%	4/16/24	9,700	10,239
	Province of Manitoba	3.050%	5/14/24	4,800	5,127
	Province of Manitoba	2.125%	6/22/26	9,782	10,264
	Province of New Brunswick	2.500%	12/12/22	4,005	4,118
	Province of New Brunswick	3.625%	2/24/28	5,300	6,053
	Province of Ontario	2.200%	10/3/22	16,725	17,128
	Province of Ontario	1.750%	1/24/23	16,335	16,705
	Province of Ontario	3.400%	10/17/23	35,765	38,171
	Province of Ontario	3.050%	1/29/24	20,050	21,355
	Province of Ontario	3.200%	5/16/24	10,000	10,743
	Province of Ontario	1.050%	4/14/26	9,950	9,980
	Province of Ontario	2.500%	4/27/26	8,000	8,556
	Province of Ontario	2.300%	6/15/26	20,000	21,199
	Province of Ontario	2.000%	10/2/29	17,000	17,558
	Province of Ontario	1.125%	10/7/30	14,200	13,504
	Province of Ontario	1.600%	2/25/31	59,500	58,746
	Province of Quebec	2.625%	2/13/23	34,919	36,231
[3]	Province of Quebec	7.125%	2/9/24	8,950	10,433
[3]	Province of Quebec	2.875%	10/16/24	10,000	10,722
[3]	Province of Quebec	1.500%	2/11/25	16,354	16,808
	Province of Quebec	0.600%	7/23/25	22,600	22,414
	Province of Quebec	2.500%	4/20/26	500	535
	Province of Quebec	2.750%	4/12/27	43,050	46,727
[3]	Province of Quebec	7.500%	9/15/29	11,407	16,411
	Province of Quebec	1.350%	5/28/30	14,200	13,889
	Province of Quebec	1.900%	4/21/31	88,000	89,635
	Province of Saskatchewan	8.500%	7/15/22	2,707	2,923
	Republic of Chile	2.250%	10/30/22	1,000	1,024
	Republic of Chile	3.125%	3/27/25	7,330	7,877
	Republic of Chile	3.125%	1/21/26	8,894	9,635
[3]	Republic of Chile	3.240%	2/6/28	16,810	18,301
[3]	Republic of Chile	2.450%	1/31/31	18,100	18,440
[3]	Republic of Chile	2.550%	1/27/32	12,000	12,263
[3]	Republic of Chile	3.100%	5/7/41	17,900	17,967
	Republic of Chile	3.625%	10/30/42	1,250	1,330
	Republic of Chile	3.860%	6/21/47	12,200	13,465
[3]	Republic of Chile	3.500%	1/25/50	26,000	27,310
[3]	Republic of Chile	3.100%	1/22/61	15,700	15,029
[3]	Republic of Colombia	2.625%	3/15/23	14,503	14,817
[3]	Republic of Colombia	4.000%	2/26/24	13,633	14,441
	Republic of Colombia	8.125%	5/21/24	1,800	2,131
[3]	Republic of Colombia	4.500%	1/28/26	16,644	18,174
[3]	Republic of Colombia	3.875%	4/25/27	9,450	10,028
[3]	Republic of Colombia	4.500%	3/15/29	14,500	15,816
[3]	Republic of Colombia	3.000%	1/30/30	15,995	15,673
[3]	Republic of Colombia	3.125%	4/15/31	13,300	13,013
[3]	Republic of Colombia	3.250%	4/22/32	21,100	20,646
	Republic of Colombia	10.375%	1/28/33	1,147	1,716

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Colombia	7.375%	9/18/37	9,850	12,951
	Republic of Colombia	6.125%	1/18/41	23,200	27,454
[3]	Republic of Colombia	4.125%	2/22/42	11,100	10,780
[3]	Republic of Colombia	5.625%	2/26/44	22,550	25,512
[3]	Republic of Colombia	5.000%	6/15/45	41,820	44,436
[3]	Republic of Colombia	5.200%	5/15/49	14,200	15,524
[3]	Republic of Colombia	4.125%	5/15/51	15,500	14,687
[3]	Republic of Colombia	3.875%	2/15/61	11,687	10,451
	Republic of Finland	6.950%	2/15/26	1,000	1,249
	Republic of Hungary	5.375%	2/21/23	27,100	29,299
	Republic of Hungary	5.750%	11/22/23	175	197
	Republic of Hungary	5.375%	3/25/24	10,000	11,281
	Republic of Hungary	7.625%	3/29/41	11,665	19,139
	Republic of Indonesia	2.950%	1/11/23	4,975	5,155
	Republic of Indonesia	4.450%	2/11/24	6,900	7,555
	Republic of Indonesia	3.500%	1/11/28	19,400	21,181
	Republic of Indonesia	4.100%	4/24/28	7,850	8,881
	Republic of Indonesia	4.750%	2/11/29	16,150	18,981
	Republic of Indonesia	3.400%	9/18/29	3,650	3,949
	Republic of Indonesia	2.850%	2/14/30	6,800	7,058
	Republic of Indonesia	3.850%	10/15/30	17,800	19,827
	Republic of Indonesia	1.850%	3/12/31	15,800	15,465
[3,7]	Republic of Indonesia	4.750%	7/18/47	4,400	5,241
	Republic of Indonesia	4.350%	1/11/48	19,695	22,354
	Republic of Indonesia	5.350%	2/11/49	16,550	21,499
	Republic of Indonesia	3.700%	10/30/49	11,725	12,293
	Republic of Indonesia	3.500%	2/14/50	3,000	3,111
	Republic of Indonesia	4.200%	10/15/50	15,700	17,872
	Republic of Indonesia	3.050%	3/12/51	14,000	13,880
	Republic of Indonesia	4.450%	4/15/70	11,035	13,036
	Republic of Indonesia	3.350%	3/12/71	5,300	5,305
	Republic of Italy	6.875%	9/27/23	24,693	27,958
	Republic of Italy	0.875%	5/6/24	19,500	19,439
	Republic of Italy	2.375%	10/17/24	24,000	24,957
	Republic of Italy	1.250%	2/17/26	32,100	31,674
	Republic of Italy	2.875%	10/17/29	20,600	21,446
	Republic of Italy	5.375%	6/15/33	21,495	27,072
	Republic of Italy	4.000%	10/17/49	21,600	23,754
	Republic of Italy	3.875%	5/6/51	35,000	37,678
	Republic of Korea	3.875%	9/11/23	1,200	1,288
	Republic of Korea	5.625%	11/3/25	1,511	1,799
	Republic of Korea	2.750%	1/19/27	33,400	36,106
	Republic of Korea	1.000%	9/16/30	7,500	7,110
	Republic of Korea	4.125%	6/10/44	5,835	7,447
	Republic of Korea	3.875%	9/20/48	5,693	7,197
[3]	Republic of Panama	4.000%	9/22/24	12,867	14,026
[3]	Republic of Panama	3.750%	3/16/25	12,636	13,753
	Republic of Panama	7.125%	1/29/26	10,702	13,283
	Republic of Panama	8.875%	9/30/27	7,896	10,920
[3]	Republic of Panama	3.875%	3/17/28	10,390	11,425
	Republic of Panama	9.375%	4/1/29	8,380	12,410
[3]	Republic of Panama	3.160%	1/23/30	6,500	6,810
[3]	Republic of Panama	2.252%	9/29/32	24,500	23,516
[3]	Republic of Panama	6.700%	1/26/36	21,063	28,636
[3]	Republic of Panama	4.500%	5/15/47	6,643	7,548

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Panama	4.500%	4/16/50	31,218	35,528
[3]	Republic of Panama	4.300%	4/29/53	16,050	17,793
[3]	Republic of Panama	4.500%	4/1/56	29,356	33,300
[3]	Republic of Panama	3.870%	7/23/60	38,175	38,995
	Republic of Peru	7.350%	7/21/25	900	1,104
[3]	Republic of Peru	2.392%	1/23/26	3,500	3,613
	Republic of Peru	4.125%	8/25/27	4,800	5,373
	Republic of Peru	2.844%	6/20/30	7,925	8,164
[3]	Republic of Peru	2.783%	1/23/31	48,050	48,900
[3]	Republic of Peru	1.862%	12/1/32	14,900	13,841
	Republic of Peru	8.750%	11/21/33	27,093	42,488
[3]	Republic of Peru	6.550%	3/14/37	10,180	14,004
[3]	Republic of Peru	3.300%	3/11/41	9,300	9,404
	Republic of Peru	5.625%	11/18/50	24,033	33,125
[3]	Republic of Peru	3.550%	3/10/51	11,100	11,533
[3]	Republic of Peru	2.780%	12/1/60	16,250	14,479
[3]	Republic of Peru	3.230%	7/28/21	19,425	17,099
	Republic of Poland	5.000%	3/23/22	2,472	2,558
	Republic of Poland	3.000%	3/17/23	24,675	25,783
	Republic of Poland	4.000%	1/22/24	17,000	18,507
	Republic of Poland	3.250%	4/6/26	14,350	15,825
	Republic of the Philippines	4.200%	1/21/24	8,400	9,194
	Republic of the Philippines	9.500%	10/21/24	2,170	2,793
	Republic of the Philippines	10.625%	3/16/25	8,525	11,590
	Republic of the Philippines	5.500%	3/30/26	9,350	11,312
	Republic of the Philippines	3.000%	2/1/28	46,550	50,233
	Republic of the Philippines	3.750%	1/14/29	14,000	15,896
	Republic of the Philippines	9.500%	2/2/30	12,800	20,260
	Republic of the Philippines	2.457%	5/5/30	11,800	12,287
	Republic of the Philippines	7.750%	1/14/31	13,750	20,316
	Republic of the Philippines	1.648%	6/10/31	4,684	4,521
[5]	Republic of the Philippines	1.950%	1/6/32	9,075	8,950
	Republic of the Philippines	6.375%	1/15/32	11,504	15,822
	Republic of the Philippines	6.375%	10/23/34	30,540	43,062
	Republic of the Philippines	5.000%	1/13/37	9,150	11,523
	Republic of the Philippines	3.950%	1/20/40	25,690	28,538
	Republic of the Philippines	3.700%	3/1/41	17,108	18,466
	Republic of the Philippines	3.700%	2/2/42	21,838	23,569
	Republic of the Philippines	2.950%	5/5/45	21,130	20,416
	Republic of the Philippines	2.650%	12/10/45	17,528	16,235
[5]	Republic of the Philippines	3.200%	7/6/46	21,900	21,967
[3,7]	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	450	558
	State of Israel	3.150%	6/30/23	2,400	2,530
	State of Israel	2.875%	3/16/26	26,713	28,810
	State of Israel	3.250%	1/17/28	6,795	7,486
	State of Israel	2.500%	1/15/30	2,125	2,229
	State of Israel	2.750%	7/3/30	20,127	21,520
	State of Israel	4.500%	1/30/43	10,330	12,878
	State of Israel	4.125%	1/17/48	9,725	11,728
	State of Israel	3.375%	1/15/50	33,825	36,217
	State of Israel	3.875%	7/3/50	19,450	22,519
	State of Israel	4.500%	4/3/20	11,950	15,111
	Svensk Exportkredit AB	2.000%	8/30/22	18,520	18,900
	Svensk Exportkredit AB	1.625%	11/14/22	8,800	8,965

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,761
[3]	Svensk Exportkredit AB	0.250%	9/29/23	15,000	14,943
[3]	Svensk Exportkredit AB	0.375%	3/11/24	13,200	13,150
[3]	Svensk Exportkredit AB	0.375%	7/30/24	5,200	5,164
[3]	Svensk Exportkredit AB	0.625%	5/14/25	14,300	14,211
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	20,466
[3]	United Mexican States	8.000%	9/24/22	360	396
	United Mexican States	4.000%	10/2/23	1,093	1,184
	United Mexican States	3.600%	1/30/25	21,771	23,898
[3]	United Mexican States	3.900%	4/27/25	10,750	11,918
	United Mexican States	4.125%	1/21/26	25,790	29,083
	United Mexican States	4.150%	3/28/27	35,155	39,765
	United Mexican States	3.750%	1/11/28	27,600	30,138
	United Mexican States	4.500%	4/22/29	25,900	29,308
[3]	United Mexican States	3.250%	4/16/30	45,600	47,133
[3]	United Mexican States	2.659%	5/24/31	26,500	25,912
[3]	United Mexican States	8.300%	8/15/31	4,390	6,528
[3]	United Mexican States	4.750%	4/27/32	40,900	46,827
[3]	United Mexican States	7.500%	4/8/33	4,200	5,909
[3]	United Mexican States	6.750%	9/27/34	7,810	10,387
	United Mexican States	6.050%	1/11/40	29,032	36,442
[3]	United Mexican States	4.280%	8/14/41	34,040	35,774
[3]	United Mexican States	4.750%	3/8/44	52,483	58,021
	United Mexican States	5.550%	1/21/45	12,625	15,263
	United Mexican States	4.600%	1/23/46	23,191	24,960
	United Mexican States	4.350%	1/15/47	26,459	27,649
	United Mexican States	4.600%	2/10/48	30,696	32,988
[3]	United Mexican States	4.500%	1/31/50	26,600	28,305
[3]	United Mexican States	5.000%	4/27/51	25,500	29,027
[3]	United Mexican States	3.771%	5/24/61	38,850	36,201
[3]	United Mexican States	5.750%	10/12/10	34,107	40,698
Total Sovereign Bonds (Cost $9,211,037)					9,552,091
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,855	1,957
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	3,412
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	5,999
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	400	580
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	6,245	9,186
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,635	3,714
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	750	1,222
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	19,313

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	4,625
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	3,315	4,983
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	15,498	25,143
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	8,722
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	12,113
California GO	5.700%	11/1/21	14,805	15,074
California GO	3.375%	4/1/25	8,500	9,306
California GO	2.650%	4/1/26	5,000	5,380
California GO	1.700%	2/1/28	4,125	4,179
California GO	3.500%	4/1/28	5,500	6,198
California GO	2.500%	10/1/29	7,630	8,089
California GO	1.750%	11/1/30	9,464	9,418
California GO	4.500%	4/1/33	8,800	10,395
California GO	7.500%	4/1/34	26,580	41,885
California GO	4.600%	4/1/38	11,425	13,357
California GO	7.550%	4/1/39	30,295	51,653
California GO	7.300%	10/1/39	18,115	28,991
California GO	7.350%	11/1/39	9,050	14,572
California GO	7.625%	3/1/40	10,015	16,871
California GO	7.600%	11/1/40	20,835	36,387
California State University Systemwide Revenue	3.899%	11/1/47	4,275	4,991
California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,549
California State University Systemwide Revenue	2.975%	11/1/51	6,395	6,548
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	921
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	5,651
Chicago IL GO	7.045%	1/1/29	4,255	4,951
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	7,226
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	12,818
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	8,539
Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	6,835	9,722
City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	3,820	4,142
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,254
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	5,832
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	8,626
Connecticut GO	5.090%	10/1/30	800	945
Connecticut GO	5.850%	3/15/32	9,890	13,177
Cook County IL GO	6.229%	11/15/34	2,695	3,671
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,166
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	4,471
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	4,907

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	3,150	4,399
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,567
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,575	13,247
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	3,769
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	14,342
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	5,315
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	10,179
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	14,675	14,816
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	9,933
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	13,967
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	3,524	3,731
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,450	14,319
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,505	10,017
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,270	7,792
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	6,818
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	4,668
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	261
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	25,720	26,298
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	3,030	3,238
	Houston TX GO	6.290%	3/1/32	10,820	13,638
	Houston TX GO	3.961%	3/1/47	1,270	1,523
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	1,900	1,957
	Illinois GO	4.950%	6/1/23	1,082	1,156
	Illinois GO	5.100%	6/1/33	68,605	80,669
	Illinois GO	6.630%	2/1/35	1,675	2,092
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,871
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,794
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	7,375
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	3,358
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	4,026
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	135	176
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,582

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Community College District GO	1.606%	8/1/28	6,400	6,415
Los Angeles CA Community College District GO	1.806%	8/1/30	3,100	3,108
Los Angeles CA Community College District GO	2.106%	8/1/32	9,600	9,740
Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	8,701
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	2,379
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	13,766
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,265	2,155
Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	4,423
Los Angeles CA Unified School District GO	5.750%	7/1/34	17,655	23,840
Los Angeles CA Unified School District GO	6.758%	7/1/34	7,825	11,232
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	8,883
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,456
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	2,735
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	2,961
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	1,146
Massachusetts GO	4.200%	12/1/21	4,475	4,550
Massachusetts GO	4.500%	8/1/31	350	428
Massachusetts GO	2.663%	9/1/39	3,975	4,188
Massachusetts GO	5.456%	12/1/39	5,250	7,250
Massachusetts GO	2.514%	7/1/41	6,825	6,884
Massachusetts GO	2.813%	9/1/43	7,000	7,406
Massachusetts GO	2.900%	9/1/49	5,495	5,807
Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	2,240
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	4,496
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	6,843
Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	9,081
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	5,266
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,266
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	7,874
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	6,853
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	932
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	13,050	14,114
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	6,673

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Revenue Refunding taxable BDS 2020 II	2.705%	10/15/40	4,450	4,422
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,336
	Mississippi GO	5.245%	11/1/34	3,220	4,163
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	6,309
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	4,176
[15]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	14,006
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	4,145	4,677
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	6.561%	12/15/40	4,285	6,392
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	5,905	6,723
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	9,151
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	28,023
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	18,451	29,522
	New York City NY GO	5.517%	10/1/37	3,525	4,785
	New York City NY GO	6.271%	12/1/37	5,425	7,826
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	8,398
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,192
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,529
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	539
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	8,746
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	20,291
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	3,825	4,919
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	5,084
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	4,073
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	975	1,301
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	13,411
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	585	857
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	12,575	16,976

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,135	1,845
	New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	7,273
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	9,000	9,089
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	3,240	3,562
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	3,539
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	4,282
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	2,297
	New York State Thruway Authority General Revenue	2.900%	1/1/35	5,245	5,619
	New York State Thruway Authority General Revenue	3.500%	1/1/42	1,500	1,585
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,450
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,963
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	2,225	2,263
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	7,825	12,922
	Ohio State University General Receipts Revenue	4.910%	6/1/40	2,745	3,684
	Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	5,357
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	7,772
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	3,075	3,160
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,316
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,900	4,046
	Oregon GO	5.762%	6/1/23	283	306
	Oregon GO	5.892%	6/1/27	8,130	9,825
[16]	Oregon GO	3.424%	3/1/60	5,270	5,422
[14]	Oregon School Boards Association GO	5.528%	6/30/28	375	444
	Pennsylvania State University	2.790%	9/1/43	5,025	5,114
	Pennsylvania State University	2.840%	9/1/50	5,190	5,234
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	5,387
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,050	3,066
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,706
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	20,445
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	6,904
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	6,825
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,779

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	2,179
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	3,541
Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	1,257
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	3,918
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	23,055	30,246
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	10,101
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	4,538
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	115
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	3,255
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	3,308
Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	700	784
Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,958
Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	1,120
Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	5,019
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	9,192
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	3,340
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,281
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	2,346
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	10,019
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,725
San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	2,725	2,700
San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,275
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,663
San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	9,337
San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	5,020	5,093
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	9,709
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,927

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,254
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,760	2,860
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	11,039
	State of Florida Board of administration Finance Corp.	2.638%	7/1/21	5,000	5,000
	State Public School Building Authority PA Revenue	5.000%	9/15/27	1,947	2,325
	Texas GO	5.517%	4/1/39	11,570	16,664
	Texas GO	3.211%	4/1/44	4,370	4,610
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	10,325	11,502
	Texas Transportation Commission GO	2.562%	4/1/42	7,770	7,876
	Texas Transportation Commission GO	2.472%	10/1/44	7,775	7,682
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,620	15,575
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,156
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	3,840	4,722
[14]	Tucson City AZ COP	2.856%	7/1/47	3,330	3,285
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	29,738
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	1,180	1,845
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,549
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,310	4,579
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	175	189
	University of California Revenue	0.883%	5/15/25	2,600	2,608
	University of California Revenue	3.063%	7/1/25	14,321	15,481
	University of California Revenue	1.316%	5/15/27	7,550	7,573
	University of California Revenue	1.614%	5/15/30	5,805	5,750
	University of California Revenue	4.601%	5/15/31	8,330	9,881
	University of California Revenue	5.946%	5/15/45	5,510	7,801
	University of California Revenue	3.071%	5/15/51	5,900	5,960
	University of California Revenue	4.858%	5/15/12	12,189	17,161
	University of California Revenue	4.767%	5/15/15	4,925	6,762
	University of Michigan	2.437%	4/1/40	9,978	10,017
	University of Michigan	2.562%	4/1/50	2,550	2,522
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	3,949
	University of North Carolina University System Revenue	3.327%	12/1/36	90	102
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	11,465	12,063
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,917
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	2,941
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	2,283

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	7,846
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	4,937
	University of Virginia Revenue	2.256%	9/1/50	11,890	11,211
	University of Virginia Revenue	4.179%	9/1/17	3,565	4,470
	Utah GO	4.554%	7/1/24	6,070	6,429
	Utah GO	3.539%	7/1/25	5,420	5,784
	Washington GO	5.140%	8/1/40	3,720	5,125
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,305	2,683
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	3,373
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,561
Total Taxable Municipal Bonds (Cost $1,623,028)					1,828,709

Total Bond Market II Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[17]	Vanguard Market Liquidity Fund (Cost $7,439,551)	0.056%	74,426,082	7,442,608
Total Investments (102.5%) (Cost $249,281,630)				257,841,453
Other Assets and Liabilities—Net (-2.5%)				(6,188,640)
Net Assets (100%)				251,652,813
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,197,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $1,228,401,000, representing 0.5% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $241,842,079)	250,398,845
Affiliated Issuers (Cost $7,439,551)	7,442,608
Total Investments in Securities	257,841,453
Investment in Vanguard	8,574
Receivables for Investment Securities Sold	1,286,405
Receivables for Accrued Income	1,146,363
Receivables for Capital Shares Issued	54,358
Total Assets	260,337,153
Liabilities
Due to Custodian	14,299
Payables for Investment Securities Purchased	8,624,569
Payables for Capital Shares Redeemed	39,300
Payables to Vanguard	6,172
Total Liabilities	8,684,340
Net Assets	251,652,813
At June 30, 2021, net assets consisted of:

Paid-in Capital	243,341,993
Total Distributable Earnings (Loss)	8,310,820
Net Assets	251,652,813

Investor Shares—Net Assets
Applicable to 12,877,298,430 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	143,746,694
Net Asset Value Per Share—Investor Shares	$11.16

Institutional Shares—Net Assets
Applicable to 9,666,564,527 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	107,906,119
Net Asset Value Per Share—Institutional Shares	$11.16
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest[1]	2,167,145
Total Income	2,167,145
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,704
Management and Administrative—Investor Shares	54,508
Management and Administrative—Institutional Shares	7,272
Marketing and Distribution—Investor Shares	4,536
Marketing and Distribution—Institutional Shares	1,378
Custodian Fees	240
Shareholders’ Reports—Investor Shares	145
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	31
Total Expenses	70,814
Net Investment Income	2,096,331
Realized Net Gain (Loss) on Investment Securities Sold[1]	1,337
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(5,614,624)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,516,956)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,021,000, $23,000, and ($23,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,096,331	4,352,341
Realized Net Gain (Loss)	1,337	2,486,175
Change in Unrealized Appreciation (Depreciation)	(5,614,624)	7,160,442
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,516,956)	13,998,958
Distributions
Investor Shares	(1,236,625)	(3,624,846)
Institutional Shares	(939,013)	(2,650,682)
Total Distributions	(2,175,638)	(6,275,528)
Capital Share Transactions
Investor Shares	18,014,202	7,979,303
Institutional Shares	17,566,105	7,628,003
Net Increase (Decrease) from Capital Share Transactions	35,580,307	15,607,306
Total Increase (Decrease)	29,887,713	23,330,736
Net Assets
Beginning of Period	221,765,100	198,434,364
End of Period	251,652,813	221,765,100
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.46	$11.01	$10.42	$10.72	$10.61	$10.60
Investment Operations
Net Investment Income	.097[1]	.249[1]	.299[1]	.285[1]	.259[1]	.251
Net Realized and Unrealized Gain (Loss) on Investments	(.296)	.551	.590	(.301)	.112	.022
Total from Investment Operations	(.199)	.800	.889	(.016)	.371	.273
Distributions
Dividends from Net Investment Income	(.098)	(.249)	(.299)	(.284)	(.259)	(.252)
Distributions from Realized Capital Gains	(.003)	(.101)	—	(.000)[2]	(.002)	(.011)
Total Distributions	(.101)	(.350)	(.299)	(.284)	(.261)	(.263)
Net Asset Value, End of Period	$11.16	$11.46	$11.01	$10.42	$10.72	$10.61
Total Return[3]	-1.73%	7.31%	8.62%	-0.10%	3.53%	2.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143,747	$129,026	$116,505	$91,653	$89,183	$68,381
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.76%	2.17%	2.76%	2.74%	2.42%	2.31%
Portfolio Turnover Rate[4]	42%	119%	66%	90%	80%	88%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 23%, 32%, 12%, 22%, 26%, and 24%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.46	$11.01	$10.42	$10.72	$10.61	$10.60
Investment Operations
Net Investment Income	.101[1]	.256[1]	.306[1]	.292[1]	.267[1]	.259
Net Realized and Unrealized Gain (Loss) on Investments	(.297)	.552	.591	(.300)	.112	.022
Total from Investment Operations	(.196)	.808	.897	(.008)	.379	.281
Distributions
Dividends from Net Investment Income	(.101)	(.257)	(.307)	(.292)	(.267)	(.260)
Distributions from Realized Capital Gains	(.003)	(.101)	—	(.000)[2]	(.002)	(.011)
Total Distributions	(.104)	(.358)	(.307)	(.292)	(.269)	(.271)
Net Asset Value, End of Period	$11.16	$11.46	$11.01	$10.42	$10.72	$10.61
Total Return	-1.70%	7.38%	8.69%	-0.03%	3.60%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107,906	$92,739	$81,929	$62,455	$59,299	$45,632
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.24%	2.83%	2.81%	2.49%	2.38%
Portfolio Turnover Rate[3]	42%	119%	66%	90%	80%	88%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 23%, 32%, 12%, 22%, 26%, and 24%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At June 30, 2021, counterparties had deposited in segregated accounts securities with a value of $702,000 and cash of $2,464,000 in connection with TBA transactions.

Total Bond Market II Index Fund
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

Total Bond Market II Index Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $8,574,000, representing less than 0.01% of the fund’s net assets and 3.43% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Total Bond Market II Index Fund
The following table summarizes the market value of the fund's investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	160,652,700	—	160,652,700
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,228,001	—	6,228,001
Corporate Bonds	—	72,137,344	—	72,137,344
Sovereign Bonds	—	9,552,091	—	9,552,091
Taxable Municipal Bonds	—	1,828,709	—	1,828,709
Temporary Cash Investments	7,442,608	—	—	7,442,608
Total	7,442,608	250,398,845	—	257,841,453
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	249,636,552
Gross Unrealized Appreciation	10,276,847
Gross Unrealized Depreciation	(2,071,946)
Net Unrealized Appreciation (Depreciation)	8,204,901
E.  During the six months ended June 30, 2021, the fund purchased $15,829,682,000 of investment securities and sold $5,874,547,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $118,618,021,000 and $92,228,466,000, respectively.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	22,714,535	2,038,862	38,648,650	3,399,007
Issued in Lieu of Cash Distributions	1,234,023	110,876	3,624,846	316,829
Redeemed	(5,934,356)	(534,934)	(34,294,193)	(3,037,482)
Net Increase (Decrease)—Investor Shares	18,014,202	1,614,804	7,979,303	678,354

Total Bond Market II Index Fund
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	18,515,875	1,657,219	31,956,671	2,805,387
Issued in Lieu of Cash Distributions	936,560	84,149	2,646,740	231,157
Redeemed	(1,886,330)	(169,874)	(26,975,408)	(2,384,571)
Net Increase (Decrease)—Institutional Shares	17,566,105	1,571,494	7,628,003	651,973
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Bond Market II Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6352 082021

Semiannual Report  |  June 30, 2021
Vanguard Inflation-Protected Securities Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,016.10	$1.00
AdmiralTM Shares	1,000.00	1,017.00	0.50
Institutional Shares	1,000.00	1,017.00	0.35
Based on Hypothetical 5% Yearly Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Inflation-Protected Securities Fund
Distribution by Stated Maturity
As of June 30, 2021
0 - 5 Years	46.9%
5 - 10 Years	36.1
10 - 15 Years	0.6
15 - 20 Years	2.2
20 - 25 Years	8.3
Over 25 Years	5.9
The table reflects the fund's investments, except for short-term investments and derivatives.
3

Inflation-Protected Securities Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	920,019	1,106,805
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	1,116,330	1,348,874
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	1,032,000	1,172,986
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,147,936	1,400,663
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,103,256	1,359,780
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	663,000	756,541
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,014,771	1,227,079
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	962,000	1,079,242
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,049,300	1,280,690
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	533,651	878,323
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	891,400	994,906
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,010,844	1,250,219
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	958,500	1,073,916
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	881,522	1,100,508
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	383,727	607,550
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	550,000	609,433
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	831,304	1,014,439
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	777,139	951,249
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	338,047	548,313
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	866,000	1,054,597
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	919,000	1,115,293
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	308,866	475,729
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	257,575	573,211
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	775,000	946,002
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	680,000	832,348
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	306,170	490,437
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	299,242	683,596
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	839,000	974,338
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	940,000	1,070,974
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	1,012,000	1,162,957
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,175,000	1,326,703
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	106,029	235,372
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	188,656	347,057
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	259,258	475,916
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	445,145	639,621
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	345,755	478,734
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	487,735	769,765
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	538,400	751,692
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	281,302	413,796
4

Inflation-Protected Securities Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
		United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	357,100	507,348
		United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	292,000	420,974
		United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	287,000	409,143
[1]		United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	392,000	459,802
		United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	338,500	380,361
Total U.S. Government and Agency Obligations (Cost $33,268,793)						36,757,282
					Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]		Vanguard Market Liquidity Fund (Cost $31,984)	0.056%		319,904	31,990
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
	10-Year U.S. Treasury Note Futures Contracts (Cost $2,751)	7/23/21	4,393	$130.50	573,287	275
Total Investments (99.5%) (Cost $33,303,528)						36,789,547
Other Assets and Liabilities—Net (0.5%)						201,850
Net Assets (100%)						36,991,397
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $32,273,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
	Expiration Date	Contracts	Excercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts (Premiums Received $3,544)	7/23/21	8,786	$132.50	1,164,145	(4,668)

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	8,048	1,773,138	(1,511)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(10,933)	(1,448,623)	(3,674)
Ultra 10-Year U.S. Treasury Note	September 2021	(2,703)	(397,890)	(2,882)
				(6,556)
				(8,067)
See accompanying Notes, which are an integral part of the Financial Statements.
6

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,271,544)	36,757,557
Affiliated Issuers (Cost $31,984)	31,990
Total Investments in Securities	36,789,547
Investment in Vanguard	1,261
Receivables for Investment Securities Sold	168,634
Receivables for Accrued Income	83,043
Receivables for Capital Shares Issued	73,041
Other Assets	117
Total Assets	37,115,643
Liabilities
Payables for Investment Securities Purchased	3
Payables for Capital Shares Redeemed	82,614
Payables for Distributions	32,364
Payables to Vanguard	1,504
Options Written, at Value (Premiums Received $3,544)	4,668
Variation Margin Payable—Futures Contracts	3,093
Total Liabilities	124,246
Net Assets	36,991,397
7

Inflation-Protected Securities Fund
Statement of Assets and Liabilities (continued)
At June 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	33,155,646
Total Distributable Earnings (Loss)	3,835,751
Net Assets	36,991,397

Investor Shares—Net Assets
Applicable to 262,437,327 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,803,266
Net Asset Value Per Share—Investor Shares	$14.49

Admiral Shares—Net Assets
Applicable to 699,620,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,904,758
Net Asset Value Per Share—Admiral Shares	$28.45

Institutional Shares—Net Assets
Applicable to 1,146,142,203 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,283,373
Net Asset Value Per Share—Institutional Shares	$11.59
See accompanying Notes, which are an integral part of the Financial Statements.
8

Inflation-Protected Securities Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest[1]	829,641
Total Income	829,641
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,609
Management and Administrative—Investor Shares	3,256
Management and Administrative—Admiral Shares	8,036
Management and Administrative—Institutional Shares	3,588
Marketing and Distribution—Investor Shares	106
Marketing and Distribution—Admiral Shares	328
Marketing and Distribution—Institutional Shares	175
Custodian Fees	13
Shareholders’ Reports—Investor Shares	94
Shareholders’ Reports—Admiral Shares	138
Shareholders’ Reports—Institutional Shares	86
Trustees’ Fees and Expenses	5
Total Expenses	17,434
Net Investment Income	812,207
Realized Net Gain (Loss)
Investment Securities Sold[1]	37,930
Futures Contracts	(35,035)
Options Purchased	(589)
Options Written	(5,790)
Realized Net Gain (Loss)	(3,484)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(193,806)
Futures Contracts	(7,835)
Options Purchased	(2,508)
Options Written	(1,862)
Change in Unrealized Appreciation (Depreciation)	(206,011)
Net Increase (Decrease) in Net Assets Resulting from Operations	602,712
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $80,000, $7,000, and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	812,207	470,531
Realized Net Gain (Loss)	(3,484)	234,361
Change in Unrealized Appreciation (Depreciation)	(206,011)	2,422,877
Net Increase (Decrease) in Net Assets Resulting from Operations	602,712	3,127,769
Distributions
Investor Shares	(44,398)	(45,437)
Admiral Shares	(241,810)	(245,572)
Institutional Shares	(163,611)	(173,955)
Total Distributions	(449,819)	(464,964)
Capital Share Transactions
Investor Shares	216,746	(145,675)
Admiral Shares	1,676,124	2,453,068
Institutional Shares	645,891	1,367,267
Net Increase (Decrease) from Capital Share Transactions	2,538,761	3,674,660
Total Increase (Decrease)	2,691,654	6,337,465
Net Assets
Beginning of Period	34,299,743	27,962,278
End of Period	36,991,397	34,299,743
See accompanying Notes, which are an integral part of the Financial Statements.
10

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.43	$13.18	$12.47	$13.04	$12.98	$12.84
Investment Operations
Net Investment Income	.323[1]	.193[1]	.290[1]	.379[1]	.310[1]	.263
Net Realized and Unrealized Gain (Loss) on Investments	(.091)	1.242	.713	(.572)	.053	.315
Total from Investment Operations	.232	1.435	1.003	(.193)	.363	.578
Distributions
Dividends from Net Investment Income	(.171)	(.185)	(.293)	(.377)	(.303)	(.266)
Distributions from Realized Capital Gains	(.001)	—	—	—	—	(.017)
Return of Capital	—	—	—	—	—	(.155)
Total Distributions	(.172)	(.185)	(.293)	(.377)	(.303)	(.438)
Net Asset Value, End of Period	$14.49	$14.43	$13.18	$12.47	$13.04	$12.98
Total Return[2]	1.61%	10.90%	8.06%	-1.49%	2.81%	4.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,803	$3,570	$3,402	$3,526	$4,139	$4,496
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.53%	1.38%	2.24%	2.96%	2.38%	1.99%
Portfolio Turnover Rate	13%	48%	26%	27%	22%	27%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.32	$25.88	$24.48	$25.60	$25.48	$25.21
Investment Operations
Net Investment Income	.652[1]	.421[1]	.600[1]	.767[1]	.640[1]	.544
Net Realized and Unrealized Gain (Loss) on Investments	(.171)	2.411	1.394	(1.122)	.097	.615
Total from Investment Operations	.481	2.832	1.994	(.355)	.737	1.159
Distributions
Dividends from Net Investment Income	(.350)	(.392)	(.594)	(.765)	(.617)	(.541)
Distributions from Realized Capital Gains	(.001)	—	—	—	—	(.034)
Return of Capital	—	—	—	—	—	(.314)
Total Distributions	(.351)	(.392)	(.594)	(.765)	(.617)	(.889)
Net Asset Value, End of Period	$28.45	$28.32	$25.88	$24.48	$25.60	$25.48
Total Return[2]	1.70%	10.96%	8.16%	-1.39%	2.91%	4.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,905	$18,143	$14,310	$13,661	$13,917	$12,205
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.65%	1.54%	2.34%	3.06%	2.48%	2.09%
Portfolio Turnover Rate	13%	48%	26%	27%	22%	27%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.54	$10.54	$9.97	$10.43	$10.38	$10.27
Investment Operations
Net Investment Income	.265[1]	.174[1]	.249[1]	.317[1]	.263[1]	.224
Net Realized and Unrealized Gain (Loss) on Investments	(.071)	.989	.565	(.462)	.043	.250
Total from Investment Operations	.194	1.163	.814	(.145)	.306	.474
Distributions
Dividends from Net Investment Income	(.144)	(.163)	(.244)	(.315)	(.256)	(.221)
Distributions from Realized Capital Gains	(.000)[2]	—	—	—	—	(.014)
Return of Capital	—	—	—	—	—	(.129)
Total Distributions	(.144)	(.163)	(.244)	(.315)	(.256)	(.364)
Net Asset Value, End of Period	$11.59	$11.54	$10.54	$9.97	$10.43	$10.38
Total Return	1.70%	11.05%	8.18%	-1.40%	2.97%	4.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,283	$12,587	$10,250	$9,591	$9,508	$8,637
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.64%	1.56%	2.37%	3.09%	2.51%	2.12%
Portfolio Turnover Rate	13%	48%	26%	27%	22%	27%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented 8% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest
14

Inflation-Protected Securities Fund
rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended June 30, 2021, the fund’s average value of options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
15

Inflation-Protected Securities Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,261,000, representing less than 0.01% of the fund’s net assets and 0.50% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
16

Inflation-Protected Securities Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	36,757,282	—	36,757,282
Temporary Cash Investments	31,990	—	—	31,990
Options Purchased	275	—	—	275
Total	32,265	36,757,282	—	36,789,547

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	8,067	—	—	8,067
Options Written	4,668	—	—	4,668
Total	12,735	—	—	12,735
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,317,152
Gross Unrealized Appreciation	3,485,163
Gross Unrealized Depreciation	(25,503)
Net Unrealized Appreciation (Depreciation)	3,459,660
E.  During the six months ended June 30, 2021, the fund purchased $6,826,081,000 of investment securities and sold $4,722,147,000 of investment securities, other than temporary cash investments.
17

Inflation-Protected Securities Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	646,025	44,831	888,092	63,559
Issued in Lieu of Cash Distributions	41,376	2,865	42,474	2,958
Redeemed	(470,655)	(32,735)	(1,076,241)	(77,169)
Net Increase (Decrease)—Investor Shares	216,746	14,961	(145,675)	(10,652)
Admiral Shares
Issued	3,906,416	138,062	6,308,232	229,659
Issued in Lieu of Cash Distributions	214,082	7,553	218,954	7,775
Redeemed	(2,444,374)	(86,591)	(4,074,118)	(149,885)
Net Increase (Decrease)—Admiral Shares	1,676,124	59,024	2,453,068	87,549
Institutional Shares
Issued	2,187,112	189,960	5,129,610	457,391
Issued in Lieu of Cash Distributions	155,122	13,436	164,735	14,371
Redeemed	(1,696,343)	(148,184)	(3,927,078)	(353,215)
Net Increase (Decrease)—Institutional Shares	645,891	55,212	1,367,267	118,547
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
19

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Inflation-Protected Securities Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1192 082021

Semiannual Report   |   June 30, 2021
Vanguard Ultra-Short Bond ETF

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	27
Liquidity Risk Management	28

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended June 30, 2021
Ultra-Short Bond ETF	Beginning Account Value 4/5/2021	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,002.08	$0.24
Based on Hypothetical 5% Yearly Return	1,000.00	1,011.55	0.24
The calculations are based on expenses incurred in the period from the inception on April 5, 2021 through June 30, 2021. The fund’s annualized expense ratio for that period is 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, from inception through June 30, 2021, multiplied by the number of days in period, then divided by the number of days in the most recent 12-month period (86/365).
2

Ultra-Short Bond ETF
Fund Allocation
As of June 30, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	18.7%
Corporate Bonds	78.0
Short-Term Reserves	2.7
Sovereign Bonds	0.6
The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Ultra-Short Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (18.6%)
[1]	Ally Auto Receivables Trust Class A3 Series 2019-3	1.930%	5/15/24	660	666
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	4,566	4,568
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	2,500	2,501
[1]	American Express Credit Account Master Trust Class B Series 2019-2	2.860%	11/15/24	1,000	1,020
[1]	Americredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	5,000	5,004
[1]	Americredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	3,000	3,006
[1]	Americredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	2,580	2,635
[1]	Americredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	3,000	3,099
[1,2]	ARI Fleet Lease Trust Class A2 Seies 2021-A	0.370%	3/15/30	6,000	5,997
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	1,300	1,336
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	3,500	3,632
[1]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	225	226
[1]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	5,000	5,002
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	350	353
[1,2]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	2,060	2,099
[1,2]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	5,000	5,001
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	2,000	2,002
[1]	Drive Auto Receivables Trust Class A3 Series 2021-1	0.440%	11/15/24	5,000	5,010
[1]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	2,500	2,504
[1]	Drive Auto Receivables Trust Class C Series 2019-4	2.510%	11/17/25	2,550	2,586
[1]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	300	312
[1,2]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	280	280
[1,2]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	4,416	4,420
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	684	693
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-2A	0.300%	10/15/24	7,000	6,998
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	4,809	4,807
[1]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	300	301
[1,2]	Ford Credit Auto Owner Trust Class A Series 2017-2	2.360%	3/15/29	5,000	5,075
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	5,000	5,134
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	1,000	1,023
4

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	10,000	9,998
[1]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	150	153
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-3	3.160%	1/16/24	2,500	2,560
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	505	515
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2019-4	1.830%	1/18/24	2,000	2,024
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	4,500	4,496
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	2,500	2,495
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	1,500	1,497
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	5,000	4,998
[1]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	6,160	6,248
[1]	Santander Drive Auto Receivables Trust Class A2 Series 2021-2	0.280%	4/15/24	10,000	10,000
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2021-2	0.340%	2/18/25	10,000	9,997
[1]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	6,000	6,003
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	5,000	4,997
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	3,000	2,993
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2019-A	2.820%	5/22/23	1,215	1,226
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	1,000	1,021
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	8,140	8,179
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	280	285
[1,2]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	5,000	5,001
[1,2]	Transportation Finance Equipment Trust Class A3 Series 2019-1	1.850%	4/24/23	3,100	3,129
[1]	Verizon Owner Trust Class B Series 2018-A	3.380%	4/20/23	590	601
[1]	Verizon Owner Trust Class C Series 2018-A	3.550%	4/20/23	3,000	3,075
[1]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	3,000	3,075
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	1,250	1,251
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	5,000	5,000
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $188,238)					188,107
Corporate Bonds (77.4%)
Communications (2.3%)
	AT&T Inc.	3.000%	6/30/22	445	455
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	70	73
[2]	Deutsche Telekom International Finance BV	2.485%	9/19/23	150	156
	Discovery Communications LLC	2.950%	3/20/23	2,435	2,533
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,040	1,049
[2]	NTT Finance Corp.	0.373%	3/3/23	7,810	7,808
[2]	Sky Ltd.	3.125%	11/26/22	1,100	1,142
	TWDC Enterprises 18 Corp.	2.550%	2/15/22	2,106	2,136
	TWDC Enterprises 18 Corp.	2.450%	3/4/22	1,849	1,877
[3]	Verizon Communications Inc.	3.500%	2/17/23	1,570	1,230
	Vodafone Group plc	2.500%	9/26/22	673	690
[3]	Vodafone Group plc	3.250%	12/13/22	470	366
	Walt Disney Co.	1.650%	9/1/22	985	1,000
	Walt Disney Co.	3.000%	9/15/22	2,500	2,579
					23,094
Consumer Discretionary (7.7%)
	American Honda Finance Corp.	1.950%	5/20/22	4,201	4,264
[4]	American Honda Finance Corp.	2.200%	6/27/22	390	397
	American Honda Finance Corp.	2.600%	11/16/22	385	397
	American Honda Finance Corp.	0.875%	7/7/23	2,000	2,018
5

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	3.700%	4/15/22	70	71
[2]	BMW Finance NV	2.250%	8/12/22	1,615	1,649
[2]	BMW U.S. Capital LLC	2.700%	4/6/22	1,000	1,016
[2]	BMW U.S. Capital LLC	2.950%	4/14/22	2,823	2,882
[2]	BMW U.S. Capital LLC	3.450%	4/12/23	1,000	1,050
[2]	Daimler Finance North America LLC	2.850%	1/6/22	3,640	3,687
[2]	Daimler Finance North America LLC	3.400%	2/22/22	1,400	1,428
[2]	Daimler Finance North America LLC	2.550%	8/15/22	1,428	1,462
	eBay Inc.	2.600%	7/15/22	3,331	3,389
[2]	ERAC USA Finance LLC	3.300%	10/15/22	1,256	1,301
[2]	ERAC USA Finance LLC	2.700%	11/1/23	3,018	3,154
	General Motors Financial Co. Inc.	3.450%	1/14/22	630	639
	General Motors Financial Co. Inc.	3.450%	4/10/22	810	825
	General Motors Financial Co. Inc.	3.150%	6/30/22	3,022	3,096
	General Motors Financial Co. Inc.	3.550%	7/8/22	955	985
	General Motors Financial Co. Inc.	3.700%	5/9/23	500	525
	General Motors Financial Co. Inc.	5.100%	1/17/24	900	991
[2]	Harley-Davidson Financial Services Inc.	4.050%	2/4/22	418	427
[2]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	1,009	1,025
	Home Depot Inc.	2.625%	6/1/22	239	244
	Lennar Corp.	4.125%	1/15/22	2,000	2,020
	Lennar Corp.	4.750%	11/15/22	2,000	2,092
	Lowe's Cos. Inc.	3.120%	4/15/22	200	203
	Marriott International Inc.	2.300%	1/15/22	520	524
	Marriott International Inc.	3.250%	9/15/22	121	124
	Marriott International Inc.	2.125%	10/3/22	451	458
[2]	Nissan Motor Acceptance Corp.	1.900%	9/14/21	70	70
[2]	Nissan Motor Acceptance Corp.	2.800%	1/13/22	192	194
[2]	Nissan Motor Acceptance Corp.	2.650%	7/13/22	1,053	1,071
[2]	Nissan Motor Acceptance Corp.	2.600%	9/28/22	389	397
[2]	Nissan Motor Acceptance Corp.	3.450%	3/15/23	1,062	1,106
[2]	Nissan Motor Co. Ltd.	3.043%	9/15/23	2,787	2,907
	Ralph Lauren Corp.	1.700%	6/15/22	12,307	12,465
	Starbucks Corp.	2.700%	6/15/22	1,820	1,855
	Toyota Motor Corp.	0.681%	3/25/24	2,000	2,003
	Toyota Motor Credit Corp.	2.600%	1/11/22	1,500	1,519
	Toyota Motor Credit Corp.	3.300%	1/12/22	610	620
	Toyota Motor Credit Corp.	2.650%	4/12/22	2,447	2,493
	Toyota Motor Credit Corp.	1.150%	5/26/22	473	477
	Toyota Motor Credit Corp.	2.800%	7/13/22	1,381	1,417
[3]	Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	130	99
[2]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	665	674
[2]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	2,454	2,521
[2]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	154	155
[2]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	2,250	2,350
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	1,250	1,254
					77,990
Consumer Staples (3.8%)
[2]	7-Eleven Inc.	0.625%	2/10/23	4,805	4,808
[3,5]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	0.995%	9/6/22	160	121
	BAT Capital Corp.	2.764%	8/15/22	171	175
[2]	BAT International Finance plc	3.250%	6/7/22	100	102
	Campbell Soup Co.	2.500%	8/2/22	329	336
	Campbell Soup Co.	3.650%	3/15/23	180	189
6

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Coca-Cola European Partners plc	0.500%	5/5/23	1,500	1,497
	Conagra Brands Inc.	3.250%	9/15/22	634	654
	Constellation Brands Inc.	2.700%	5/9/22	1,647	1,677
	Diageo Investment Corp.	2.875%	5/11/22	1,710	1,748
	Diageo Investment Corp.	8.000%	9/15/22	201	219
	Hormel Foods Corp.	0.650%	6/3/24	5,000	5,010
	Keurig Dr Pepper Inc.	4.057%	5/25/23	1,000	1,066
	Keurig Dr Pepper Inc.	0.750%	3/15/24	20	20
	Kimberly-Clark Corp.	2.400%	3/1/22	339	344
	Kroger Co.	3.400%	4/15/22	2,243	2,279
	Kroger Co.	2.800%	8/1/22	473	484
	McCormick & Co. Inc.	2.700%	8/15/22	943	965
	Molson Coors Beverage Co.	3.500%	5/1/22	190	195
[2]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	4,304	4,394
	Mondelez International Inc.	0.625%	7/1/22	1,150	1,154
	Philip Morris International Inc.	2.375%	8/17/22	1,334	1,363
	Philip Morris International Inc.	2.500%	8/22/22	688	706
	Philip Morris International Inc.	2.500%	11/2/22	257	264
	Procter & Gamble Co.	2.150%	8/11/22	1,583	1,617
[2]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	6,909	7,041
	Tyson Foods Inc.	4.500%	6/15/22	110	113
					38,541
Energy (6.8%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	8,400	8,676
	BP Capital Markets America Inc.	3.245%	5/6/22	4,875	4,993
	BP Capital Markets America Inc.	2.937%	4/6/23	1,000	1,043
	BP Capital Markets America Inc.	2.750%	5/10/23	925	964
	BP Capital Markets plc	3.245%	5/6/22	535	548
	BP Capital Markets plc	2.500%	11/6/22	354	364
	Chevron Corp.	2.411%	3/3/22	263	266
	Chevron USA Inc.	0.333%	8/12/22	2,041	2,042
	ConocoPhillips Co.	2.400%	12/15/22	4,000	4,096
	Diamondback Energy Inc.	0.900%	3/24/23	70	70
	Ecopetrol SA	5.875%	9/18/23	522	565
	El Paso Natural Gas Co. LLC	8.625%	1/15/22	871	909
	Empresa Nacional del Petroleo	4.750%	12/6/21	2,095	2,130
	Enbridge Inc.	2.900%	7/15/22	1,060	1,085
	Enbridge Inc.	4.000%	10/1/23	5,250	5,606
	Energy Transfer LP	4.650%	2/15/22	1,000	1,025
	Energy Transfer LP	4.250%	3/15/23	4,500	4,723
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	210	219
	Enterprise Products Operating LLC	3.500%	2/1/22	1,100	1,121
	EOG Resources Inc.	2.625%	3/15/23	2,000	2,065
	Exxon Mobil Corp.	1.902%	8/16/22	344	350
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	433	444
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	3,396	3,585
	Kinder Morgan Inc.	3.150%	1/15/23	610	633
	ONEOK Partners LP	3.375%	10/1/22	1,757	1,805
	Phillips 66	4.300%	4/1/22	3,000	3,088
	Phillips 66	0.900%	2/15/24	1,975	1,977
	Pioneer Natural Resources Co.	0.550%	5/15/23	4,000	4,003
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	725	744
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,500	1,612
[2]	Schlumberger Finance Canada Ltd.	2.650%	11/20/22	2,060	2,117
[2]	Schlumberger Investment SA	2.400%	8/1/22	389	395
7

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	543	558
	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	200	204
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	628	641
[2]	Southern Natural Gas Co. LLC	0.625%	4/28/23	1,500	1,500
	Williams Cos. Inc.	4.000%	11/15/21	395	397
	Williams Cos. Inc.	3.600%	3/15/22	755	768
	Williams Cos. Inc.	3.350%	8/15/22	125	128
	Williams Cos. Inc.	3.700%	1/15/23	950	989
					68,448
Financials (33.7%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	574	584
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	2,507	2,566
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	100	104
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	2,000	2,145
[2]	AIG Global Funding	2.300%	7/1/22	374	381
[2]	AIG Global Funding	0.450%	12/8/23	5,500	5,491
	Air Lease Corp.	3.750%	2/1/22	1,778	1,802
	Air Lease Corp.	2.625%	7/1/22	1,133	1,154
	Air Lease Corp.	3.000%	9/15/23	2,000	2,092
	Allstate Corp.	3.150%	6/15/23	4,573	4,813
	Ally Financial Inc.	4.125%	2/13/22	1,825	1,866
	Ally Financial Inc.	4.625%	5/19/22	1,235	1,281
	Ally Financial Inc.	3.050%	6/5/23	1,000	1,043
	American Express Co.	2.750%	5/20/22	2,531	2,581
[4]	American Express Co.	2.500%	8/1/22	3,250	3,319
	American Express Credit Corp.	2.700%	3/3/22	798	809
	Ameriprise Financial Inc.	3.000%	3/22/22	3,528	3,598
[2]	ANZ New Zealand International Ltd.	2.875%	1/25/22	200	203
[2]	ANZ New Zealand International Ltd.	1.900%	2/13/23	1,010	1,035
	Aon Corp.	2.200%	11/15/22	100	102
	Aon plc	4.000%	11/27/23	1,320	1,416
	Ares Capital Corp.	3.625%	1/19/22	535	542
[2]	Athene Global Funding	4.000%	1/25/22	825	842
[2]	Athene Global Funding	3.000%	7/1/22	6,057	6,209
	Banco Santander SA	3.500%	4/11/22	3,744	3,836
	Banco Santander SA	0.701%	6/30/24	3,500	3,506
	Bank of America Corp.	2.503%	10/21/22	2,000	2,013
	Bank of America Corp.	3.124%	1/20/23	2,965	3,010
	Bank of America Corp.	2.881%	4/24/23	1,600	1,633
	Bank of America Corp.	2.816%	7/21/23	2,178	2,232
	Bank of America Corp.	3.004%	12/20/23	2,500	2,591
	Bank of America Corp.	0.523%	6/14/24	500	500
	Bank of Montreal	2.050%	11/1/22	411	421
	Bank of Nova Scotia	2.700%	3/7/22	1,308	1,330
	Bank of Nova Scotia	2.375%	1/18/23	300	309
	Bank of Nova Scotia	1.625%	5/1/23	2,640	2,699
[2]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	879	901
[2]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	10,407	10,659
	Barclays Bank plc	1.700%	5/12/22	310	314
	Barclays plc	4.610%	2/15/23	625	641
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	1,278	1,308
[2]	BNP Paribas SA	2.950%	5/23/22	3,434	3,513
[2]	BNP Paribas SA	3.500%	3/1/23	1,000	1,049
[2]	BPCE SA	2.750%	1/11/23	1,945	2,015
[2]	BPCE SA	5.700%	10/22/23	2,300	2,549
8

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.140%	4/26/23	410	312
[2]	Brighthouse Financial Global Funding	0.600%	6/28/23	8,200	8,200
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	1,750	1,750
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	2,000	2,018
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	2,200	2,251
	Charles Schwab Corp.	3.225%	9/1/22	252	260
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,790	4,933
	Chubb INA Holdings Inc.	2.700%	3/13/23	605	629
	Citigroup Inc.	2.750%	4/25/22	100	102
	Citigroup Inc.	4.050%	7/30/22	2,203	2,289
	Citigroup Inc.	2.700%	10/27/22	466	479
	Citigroup Inc.	2.312%	11/4/22	5,485	5,520
	Citigroup Inc.	3.142%	1/24/23	1,200	1,218
	Citigroup Inc.	2.876%	7/24/23	1,173	1,203
[2]	Citizens Financial Group Inc.	4.150%	9/28/22	396	411
[2]	Commonwealth Bank of Australia	2.500%	9/18/22	108	111
[2]	Credit Agricole SA	3.375%	1/10/22	950	965
[2]	Credit Agricole SA	3.750%	4/24/23	3,749	3,969
[2]	Daiwa Securities Group Inc.	3.129%	4/19/22	500	511
[2]	Danske Bank A/S	5.000%	1/12/22	455	465
[2]	Danske Bank A/S	2.700%	3/2/22	2,825	2,869
[2]	Danske Bank A/S	3.001%	9/20/22	2,906	2,920
[2]	Danske Bank A/S	5.000%	1/12/23	1,050	1,074
	Deutsche Bank AG	5.000%	2/14/22	2,126	2,183
	Deutsche Bank AG	3.300%	11/16/22	1,600	1,656
	Discover Bank	3.350%	2/6/23	1,000	1,043
	Discover Financial Services	5.200%	4/27/22	570	592
	E*TRADE Financial Corp.	2.950%	8/24/22	185	190
	Enstar Group Ltd.	4.500%	3/10/22	2,282	2,330
[2]	Equitable Financial Life Global Funding	0.500%	4/6/23	2,939	2,943
	Fidelity National Financial Inc.	5.500%	9/1/22	326	344
[2]	Five Corners Funding Trust	4.419%	11/15/23	4,399	4,793
	Franklin Resources Inc.	2.800%	9/15/22	252	259
	GATX Corp.	4.750%	6/15/22	162	168
	Goldman Sachs Group Inc.	5.750%	1/24/22	763	787
	Goldman Sachs Group Inc.	2.876%	10/31/22	6,340	6,389
	Goldman Sachs Group Inc.	3.625%	1/22/23	386	405
	Goldman Sachs Group Inc.	0.481%	1/27/23	1,715	1,715
	Goldman Sachs Group Inc.	0.627%	11/17/23	2,075	2,076
	Goldman Sachs Group Inc.	0.657%	9/10/24	500	499
	HSBC Holdings plc	2.650%	1/5/22	350	354
	HSBC Holdings plc	4.875%	1/14/22	249	255
	HSBC Holdings plc	3.262%	3/13/23	3,993	4,074
	HSBC Holdings plc	3.600%	5/25/23	2,400	2,541
	HSBC Holdings plc	3.950%	5/18/24	4,150	4,407
	Infinity Property and Casualty Corp.	5.000%	9/19/22	371	389
[2]	ING Bank NV	5.800%	9/25/23	2,000	2,217
	ING Groep NV	3.150%	3/29/22	1,300	1,327
	Intercontinental Exchange Inc.	2.350%	9/15/22	785	802
	Intercontinental Exchange Inc.	0.700%	6/15/23	575	578
	Invesco Finance plc	3.125%	11/30/22	770	799
[2]	Jackson National Life Global Funding	2.500%	6/27/22	63	64
[2]	Jackson National Life Global Funding	2.375%	9/15/22	200	205
	JPMorgan Chase & Co.	2.972%	1/15/23	3,000	3,043
	JPMorgan Chase & Co.	3.207%	4/1/23	2,093	2,137
9

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.776%	4/25/23	2,400	2,446
	JPMorgan Chase & Co.	3.375%	5/1/23	590	621
	JPMorgan Chase & Co.	0.697%	3/16/24	2,280	2,287
	JPMorgan Chase & Co.	3.559%	4/23/24	97	102
	JPMorgan Chase & Co.	3.797%	7/23/24	1,200	1,278
	KeyBank NA	2.400%	6/9/22	850	867
[2]	Liberty Mutual Group Inc.	4.950%	5/1/22	445	461
[2]	Liberty Mutual Group Inc.	4.250%	6/15/23	526	563
	Lincoln National Corp.	4.200%	3/15/22	1,536	1,577
	Lloyds Banking Group plc	3.000%	1/11/22	1,171	1,188
	Lloyds Banking Group plc	2.858%	3/17/23	2,300	2,339
	Lloyds Banking Group plc	1.326%	6/15/23	3,000	3,024
	Lloyds Banking Group plc	4.050%	8/16/23	1,000	1,072
	Lloyds Banking Group plc	2.907%	11/7/23	2,175	2,243
[2]	Macquarie Bank Ltd.	2.100%	10/17/22	572	585
[2]	Macquarie Bank Ltd.	0.441%	12/16/22	3,625	3,627
[3]	Macquarie Group Ltd.	3.250%	12/15/22	1,100	834
[2]	Macquarie Group Ltd.	3.189%	11/28/23	2,200	2,279
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	1,395	1,413
[2]	MassMutual Global Funding II	2.250%	7/1/22	300	306
[2]	Met Tower Global Funding	0.550%	7/13/22	1,520	1,524
[2]	Metropolitan Life Global Funding I	2.650%	4/8/22	150	153
[2]	Metropolitan Life Global Funding I	2.400%	6/17/22	635	648
[2]	Metropolitan Life Global Funding I	1.950%	1/13/23	5,765	5,904
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	1,010	1,028
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	610	622
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,745	1,787
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	3,585	3,675
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	200	210
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	509
	Mizuho Financial Group Inc.	2.601%	9/11/22	592	608
	Mizuho Financial Group Inc.	2.721%	7/16/23	705	722
	Mizuho Financial Group Inc.	1.241%	7/10/24	1,400	1,419
	Morgan Stanley	2.750%	5/19/22	1,624	1,660
	Morgan Stanley	4.875%	11/1/22	2,586	2,736
	Morgan Stanley	0.529%	1/25/24	1,381	1,381
	Morgan Stanley	0.731%	4/5/24	5,050	5,061
	MUFG Union Bank NA	3.150%	4/1/22	1,000	1,019
	Nasdaq Inc.	0.445%	12/21/22	800	800
	National Australia Bank Ltd.	2.500%	5/22/22	140	143
[2]	National Bank of Canada	2.150%	10/7/22	8,721	8,911
	National Bank of Canada	0.900%	8/15/23	2,500	2,513
[2]	Nationwide Building Society	2.000%	1/27/23	300	308
[2]	Nationwide Building Society	3.622%	4/26/23	6,987	7,164
	Natwest Group plc	3.498%	5/15/23	1,585	1,626
[2]	NatWest Markets plc	2.375%	5/21/23	2,795	2,894
[2]	New York Life Global Funding	2.250%	7/12/22	785	801
[2]	Nordea Bank Abp	4.250%	9/21/22	1,765	1,844
[2]	Nordea Bank Abp	3.750%	8/30/23	3,700	3,948
	Nordea Bank Abp	3.750%	8/30/23	5,000	5,335
	ORIX Corp.	2.900%	7/18/22	618	634
	PNC Bank NA	2.232%	7/22/22	156	156
	PNC Bank NA	2.450%	7/28/22	300	307
[2]	Pricoa Global Funding I	2.450%	9/21/22	936	960
	Principal Financial Group Inc.	3.300%	9/15/22	2,269	2,347
10

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	3.125%	5/15/23	1,906	2,001
[2]	Protective Life Global Funding	2.924%	4/15/22	217	222
[2]	Protective Life Global Funding	2.615%	8/22/22	1,725	1,769
[2]	Protective Life Global Funding	0.502%	4/12/23	200	200
[2]	Protective Life Global Funding	0.391%	7/7/23	2,500	2,494
[2]	Protective Life Global Funding	0.631%	10/13/23	775	777
	Protective Life Global Funding	0.631%	10/13/23	300	301
[2]	Reliance Standard Life Global Funding II	2.625%	7/22/22	2,436	2,492
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	600	614
	Santander Holdings USA Inc.	3.400%	1/18/23	1,000	1,041
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	661	672
[2]	Standard Chartered plc	2.744%	9/10/22	4,276	4,293
[2]	Standard Chartered plc	4.247%	1/20/23	1,550	1,581
	Standard Chartered plc	1.319%	10/14/23	200	202
	State Street Corp.	2.825%	3/30/23	180	183
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,936	1,995
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	2,336	2,395
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	734	756
[3,5]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.300%	3/29/22	200	151
[2]	Swedbank AB	2.800%	3/14/22	152	155
	Synchrony Financial	2.850%	7/25/22	445	455
	TD Ameritrade Holding Corp.	2.950%	4/1/22	1,000	1,016
[2]	Toronto-Dominion Bank	2.500%	1/18/23	790	800
	Truist Bank	2.800%	5/17/22	980	1,000
	Truist Financial Corp.	3.950%	3/22/22	2,793	2,859
	Truist Financial Corp.	2.750%	4/1/22	209	212
	U.S. Bancorp	3.000%	3/15/22	722	734
	U.S. Bancorp	2.950%	7/15/22	460	472
[2]	UBS Group AG	2.650%	2/1/22	1,000	1,014
[2]	UBS Group AG	3.491%	5/23/23	3,451	3,544
[2]	UBS Group AG	2.859%	8/15/23	6,594	6,764
	W R Berkley Corp.	4.625%	3/15/22	332	342
	Wells Fargo & Co.	3.500%	3/8/22	969	991
	Wells Fargo & Co.	2.625%	7/22/22	1,813	1,858
[3]	Wells Fargo & Co.	5.250%	9/7/22	80	63
	Wells Fargo & Co.	3.069%	1/24/23	300	305
	Wells Fargo & Co.	4.125%	8/15/23	925	994
	Wells Fargo & Co.	1.654%	6/2/24	2,000	2,043
	Wells Fargo Bank NA	2.082%	9/9/22	1,900	1,906
[3,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.824%	6/22/28	200	153
					341,318
Health Care (6.5%)
	AbbVie Inc.	3.450%	3/15/22	2,320	2,359
	AbbVie Inc.	3.250%	10/1/22	2,790	2,868
	AbbVie Inc.	2.300%	11/21/22	1,110	1,139
	AbbVie Inc.	2.850%	5/14/23	1,500	1,562
	Aetna Inc.	2.750%	11/15/22	1,760	1,808
	AmerisourceBergen Corp.	0.737%	3/15/23	6,200	6,212
	Amgen Inc.	2.700%	5/1/22	2,100	2,134
	Amgen Inc.	2.650%	5/11/22	2,255	2,297
	Amgen Inc.	3.625%	5/15/22	1,250	1,275
	Anthem Inc.	3.125%	5/15/22	280	287
	Astrazeneca Finance LLC	0.700%	5/28/24	4,000	3,995
11

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	2.375%	6/12/22	180	183
	AstraZeneca plc	0.300%	5/26/23	2,000	1,994
	Baxalta Inc.	3.600%	6/23/22	308	316
	Becton Dickinson and Co.	2.894%	6/6/22	1,650	1,686
	Bristol-Myers Squibb Co.	0.537%	11/13/23	4,000	4,003
	Cardinal Health Inc.	2.616%	6/15/22	939	958
	Cigna Corp.	3.050%	11/30/22	610	631
	Cigna Corp.	3.750%	7/15/23	3,000	3,194
	CommonSpirit Health	2.950%	11/1/22	857	885
	CVS Health Corp.	3.500%	7/20/22	125	129
	CVS Health Corp.	2.750%	12/1/22	110	113
	CVS Health Corp.	4.750%	12/1/22	1,000	1,049
	Eli Lilly & Co.	2.350%	5/15/22	885	902
	Gilead Sciences Inc.	4.400%	12/1/21	341	343
	Gilead Sciences Inc.	3.250%	9/1/22	3,680	3,785
	GlaxoSmithKline Capital plc	2.875%	6/1/22	190	194
	Humana Inc.	0.304%	7/20/21	400	400
	Humana Inc.	2.900%	12/15/22	1,651	1,705
	Illumina Inc.	0.550%	3/23/23	1,000	1,002
	Kaiser Foundation Hospitals	3.500%	4/1/22	309	316
	Merck & Co. Inc.	2.400%	9/15/22	394	402
	Novartis Capital Corp.	2.400%	5/17/22	280	285
	UnitedHealth Group Inc.	3.375%	11/15/21	83	83
	UnitedHealth Group Inc.	3.350%	7/15/22	1,000	1,032
	UnitedHealth Group Inc.	2.375%	10/15/22	2,150	2,207
	Viatris Inc	0.477%	10/15/21	1,000	999
[2]	Viatris Inc.	1.125%	6/22/22	5,051	5,087
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	4,861	4,939
	Zoetis Inc.	3.250%	2/1/23	610	634
					65,392
Industrials (2.4%)
	Boeing Co.	2.125%	3/1/22	2,080	2,100
	Boeing Co.	2.700%	5/1/22	230	234
	Boeing Co.	2.200%	10/30/22	309	314
	Boeing Co.	1.167%	2/4/23	1,505	1,511
	Boeing Co.	1.433%	2/4/24	115	115
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,525	1,544
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	3,657	3,747
	Caterpillar Financial Services Corp.	2.950%	2/26/22	211	215
	Caterpillar Financial Services Corp.	2.400%	6/6/22	200	204
	Cintas Corp. No. 2	3.250%	6/1/22	210	214
	CNH Industrial Capital LLC	4.375%	4/5/22	250	257
[3]	ConnectEast Finance Pty Ltd.	4.250%	2/25/22	640	487
	Deere & Co.	2.600%	6/8/22	1,192	1,212
	General Electric Co.	3.150%	9/7/22	321	331
	Honeywell International Inc.	2.150%	8/8/22	1,558	1,588
	Honeywell International Inc.	0.483%	8/19/22	489	489
	John Deere Capital Corp.	2.950%	4/1/22	340	347
	John Deere Capital Corp.	1.950%	6/13/22	895	911
	Norfolk Southern Corp.	3.000%	4/1/22	380	385
	PACCAR Financial Corp.	2.000%	9/26/22	230	235
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.375%	2/1/22	180	182
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.875%	7/11/22	480	501
[3]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	50	39
	Raytheon Technologies Corp.	2.800%	3/15/22	200	203
12

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ryder System Inc.	2.875%	6/1/22	180	184
	Southwest Airlines Co.	2.750%	11/16/22	110	113
	Teledyne Technologies Inc.	0.650%	4/1/23	1,700	1,699
	Tyco Electronics Group SA	3.500%	2/3/22	462	467
	Union Pacific Corp.	4.163%	7/15/22	1,973	2,033
	United Parcel Service Inc.	2.350%	5/16/22	502	511
	Waste Management Inc.	2.900%	9/15/22	1,458	1,493
					23,865
Materials (1.4%)
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,600	1,627
	Eastman Chemical Co.	3.600%	8/15/22	344	353
	Ecolab Inc.	2.375%	8/10/22	1,630	1,664
	Ecolab Inc.	3.250%	1/14/23	170	176
[2]	International Flavors & Fragrances Inc.	0.697%	9/15/22	803	804
	Linde Inc.	2.450%	2/15/22	200	202
	Linde Inc.	2.200%	8/15/22	310	315
	LYB International Finance BV	4.000%	7/15/23	40	43
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	4,008
	Newmont Corp.	3.500%	3/15/22	218	221
	Nucor Corp.	4.125%	9/15/22	2,904	3,007
	Nutrien Ltd.	3.150%	10/1/22	739	759
	Sherwin-Williams Co.	2.750%	6/1/22	654	667
					13,846
Real Estate (4.2%)
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,275	1,337
	American Tower Corp.	2.250%	1/15/22	1,070	1,081
	American Tower Corp.	3.500%	1/31/23	70	73
	AvalonBay Communities Inc.	2.950%	9/15/22	1,312	1,345
	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	6,478
	Boston Properties LP	3.850%	2/1/23	1,773	1,852
	Boston Properties LP	3.125%	9/1/23	300	315
	Crown Castle International Corp.	3.150%	7/15/23	707	743
	Duke Realty LP	3.625%	4/15/23	689	721
	ERP Operating LP	0.303%	9/8/21	810	810
	ERP Operating LP	3.000%	4/15/23	2,125	2,209
	Kimco Realty Corp.	3.125%	6/1/23	2,250	2,348
	Office Properties Income Trust	4.150%	2/1/22	510	518
	Omega Healthcare Investors Inc.	4.375%	8/1/23	742	791
[2]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	1,235	1,257
	Post Apartment Homes LP	3.375%	12/1/22	217	224
	Public Storage	2.370%	9/15/22	4,187	4,281
	Realty Income Corp.	4.650%	8/1/23	407	438
	Simon Property Group LP	2.350%	1/30/22	642	646
	Simon Property Group LP	2.625%	6/15/22	2,731	2,776
	Simon Property Group LP	2.750%	6/1/23	5,088	5,282
	SL Green Operating Partnership LP	3.250%	10/15/22	1,789	1,841
	Ventas Realty LP	3.125%	6/15/23	3,811	3,972
[2]	WEA Finance LLC	3.150%	4/5/22	1,534	1,557
					42,895
Technology (2.8%)
	Arrow Electronics Inc.	3.500%	4/1/22	200	203
	Dell International LLC / EMC Corp.	5.450%	6/15/23	1,000	1,085
	Fidelity National Information Services Inc.	0.375%	3/1/23	110	110
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	100	104
13

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	2.350%	5/11/22	440	447
[3]	Intel Corp.	4.000%	12/1/22	1,020	804
	International Business Machines Corp.	1.875%	8/1/22	1,016	1,033
	International Business Machines Corp.	2.875%	11/9/22	915	947
	NVIDIA Corp.	0.309%	6/15/23	7,450	7,451
	Oracle Corp.	2.500%	5/15/22	450	457
	Oracle Corp.	2.625%	2/15/23	500	517
	PayPal Holdings Inc.	2.200%	9/26/22	6,100	6,247
	PayPal Holdings Inc.	1.350%	6/1/23	3,544	3,608
	Skyworks Solutions Inc.	0.900%	6/1/23	80	80
	Texas Instruments Inc.	1.850%	5/15/22	1,122	1,137
	VMware Inc.	2.950%	8/21/22	4,554	4,673
					28,903
Utilities (5.8%)
	Atmos Energy Corp.	0.625%	3/9/23	210	210
[3]	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	770	607
	Baltimore Gas and Electric Co.	3.350%	7/1/23	190	199
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	675	685
	CenterPoint Energy Inc.	2.500%	9/1/22	920	941
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	210	210
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	1,000	1,050
[2]	Dominion Energy Inc.	2.450%	1/15/23	110	113
	DTE Energy Co.	2.600%	6/15/22	110	112
	DTE Energy Co.	3.300%	6/15/22	193	197
	DTE Energy Co.	0.550%	11/1/22	1,000	1,002
	DTE Energy Co.	2.250%	11/1/22	550	563
	DTE Energy Co.	3.850%	12/1/23	640	685
	Duke Energy Corp.	1.800%	9/1/21	70	70
	Duke Energy Corp.	2.400%	8/15/22	2,815	2,874
	Duke Energy Corp.	3.050%	8/15/22	2,040	2,086
	Duke Energy Progress LLC	2.800%	5/15/22	720	731
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,360	2,499
	Edison International	2.400%	9/15/22	2,309	2,349
	Edison International	3.125%	11/15/22	1,610	1,658
	Enel Finance America LLC	0.356%	5/12/22	660	658
	Enel Finance America LLC	0.351%	5/18/22	1,000	997
	Enel Finance America LLC	0.356%	5/19/22	700	698
	Enel Finance America LLC	0.321%	6/14/22	1,970	1,963
	Enel Finance America LLC	0.322%	6/17/22	2,070	2,063
[2]	Engie SA	2.875%	10/10/22	160	165
	Entergy Louisiana LLC	0.620%	11/17/23	1,180	1,182
	Eversource Energy	2.750%	3/15/22	2,740	2,781
	Eversource Energy	2.800%	5/1/23	650	673
	Exelon Generation Co. LLC	4.250%	6/15/22	1,110	1,140
	Georgia Power Co.	2.850%	5/15/22	3,565	3,646
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	1,383	1,397
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	2,596	2,637
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	183	187
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	155	158
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	799	814
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	4,500	4,516
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,405	1,440
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	395	425
	PacifiCorp	2.950%	2/1/22	674	680
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	1,500	1,526
14

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progress Energy Inc.	3.150%	4/1/22	315	319
	Sempra Energy	2.875%	10/1/22	2,859	2,927
	Sempra Energy	2.900%	2/1/23	1,850	1,916
	Southern California Edison Co.	2.400%	2/1/22	470	474
	Southern California Edison Co.	0.700%	4/3/23	210	210
[5]	Southern California Edison Co., SOFR + 0.350%	0.398%	6/13/22	980	981
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	200	209
	Tampa Electric Co.	2.600%	9/15/22	589	601
[3]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	800	629
	Virginia Electric and Power Co.	2.950%	1/15/22	165	166
	Virginia Electric and Power Co.	3.450%	9/1/22	1,148	1,180
	Virginia Electric and Power Co.	2.750%	3/15/23	170	176
					58,375
Total Corporate Bonds (Cost $782,887)					782,667
Sovereign Bonds (0.5%)
	Export-Import Bank of India	4.000%	1/14/23	219	229
	Fondo MIVIVIENDA SA	3.500%	1/31/23	450	463
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,650	1,661
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	2,000	2,041
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	591	614
	Republic of Indonesia	3.750%	4/25/22	500	514
Total Sovereign Bonds (Cost $5,521)					5,522
				Shares
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[6]	Vanguard Market Liquidity Fund (Cost $27,028)	0.056%		270,280	27,028
Total Investments (99.2%) (Cost $1,003,674)					1,003,324
Other Assets and Liabilities—Net (0.8%)					8,372
Net Assets (100%)					1,011,696
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $302,778,000, representing 29.9% of net assets.
3	Face amount denominated in Australian dollars.
4	Securities with a value of $438,000 have been segregated as initial margin for open futures contracts.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR—Secured Overnight Financing Rate.
15

Ultra-Short Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2021	(253)	(55,741)	51
5-Year U.S. Treasury Note	September 2021	(102)	(12,590)	33
				84

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	7/27/21	USD	5,831	AUD	7,662	83	—
AUD—Australian dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $976,646)	976,296
Affiliated Issuers (Cost $27,028)	27,028
Total Investments in Securities	1,003,324
Investment in Vanguard	25
Cash	1
Receivables for Accrued Income	5,069
Receivables for Capital Shares Issued	52,604
Unrealized Appreciation—Forward Currency Contracts	83
Total Assets	1,061,106
Liabilities
Payables for Investment Securities Purchased	49,355
Payables to Vanguard	38
Variation Margin Payable—Futures Contracts	17
Total Liabilities	49,410
Net Assets	1,011,696
At June 30, 2021, net assets consisted of:

Paid-in Capital	1,011,451
Total Distributable Earnings (Loss)	245
Net Assets	1,011,696

Net Assets
Applicable to 20,200,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,011,696
Net Asset Value Per Share	$50.08

See accompanying Notes, which are an integral part of the Financial Statements.
17

Ultra-Short Bond ETF
Statement of Operations

April 05, 2021[1] to June 30, 2021
($000)
Investment Income
Income
Interest[2]	693
Total Income	693
Expenses
The Vanguard Group—Note B
Investment Advisory Services	16
Management and Administrative	113
Marketing and Distribution	5
Custodian Fees	—
Trustees’ Fees and Expenses	—
Total Expenses	134
Net Investment Income	559
Realized Net Gain (Loss)
Investment Securities Sold[2]	54
Futures Contracts	24
Forward Currency Contracts	162
Foreign Currencies	(82)
Realized Net Gain (Loss)	158
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(350)
Futures Contracts	84
Forward Currency Contracts	83
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(184)
Net Increase (Decrease) in Net Assets Resulting from Operations	533
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Ultra-Short Bond ETF
Statement of Changes in Net Assets

April 05, 2021[1] to June 30, 2021
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	559
Realized Net Gain (Loss)	158
Change in Unrealized Appreciation (Depreciation)	(184)
Net Increase (Decrease) in Net Assets Resulting from Operations	533
Distributions
Total Distributions	(288)
Capital Share Transactions
Issued	1,021,470
Issued in Lieu of Cash Distributions	—
Redeemed	(10,019)
Net Increase (Decrease) from Capital Share Transactions	1,011,451
Total Increase (Decrease)	1,011,696
Net Assets
Beginning of Period	—
End of Period	1,011,696
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	April 05, 2021[1] to June 30, 2021

Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income[2]	.049
Net Realized and Unrealized Gain (Loss) on Investments	.055
Total from Investment Operations	.104
Distributions
Dividends from Net Investment Income	(.024)
Distributions from Realized Capital Gains	—
Total Distributions	(.024)
Net Asset Value, End of Period	$50.08
Total Return	0.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,012
Ratio of Total Expenses to Average Net Assets	0.10%
Ratio of Net Investment Income to Average Net Assets	0.42%
Portfolio Turnover Rate[3]	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
21

Ultra-Short Bond ETF
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended June 30, 2021, the fund’s average investments in long and short futures contracts represented 0% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended June 30, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
22

Ultra-Short Bond ETF
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except in the instance that an alternate rate is agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended June 30, 2021, the fund did not utilize the credit facility or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $25,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
23

Ultra-Short Bond ETF
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	188,107	—	188,107
Corporate Bonds	—	782,667	—	782,667
Sovereign Bonds	—	5,522	—	5,522
Temporary Cash Investments	27,028	—	—	27,028
Total	27,028	976,296	—	1,003,324
Derivative Financial Instruments
Assets
Futures Contracts[1]	84	—	—	84
Forward Currency Contracts	—	83	—	83
Total	84	83	—	167
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At June 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	84	—	84
Unrealized Appreciation—Forward Currency Contracts	—	83	83
Total Assets	84	83	167
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
24

Ultra-Short Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended June 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	24	—	24
Forward Currency Contracts	—	162	162
Realized Net Gain (Loss) on Derivatives	24	162	186
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	84	—	84
Forward Currency Contracts	—	83	83
Change in Unrealized Appreciation (Depreciation) on Derivatives	84	83	167
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,003,674
Gross Unrealized Appreciation	451
Gross Unrealized Depreciation	(634)
Net Unrealized Appreciation (Depreciation)	(183)
F.	During the period ended June 30, 2021, the fund purchased $1,150,396,000 of investment securities and sold $288,497,000 of investment securities, other than temporary cash investments. Purchases and sales include $277,242,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

April 05, 2021[1] to June 30, 2021
Shares (000)
Issued	20,400
Issued in Lieu of Cash Distributions	—
Redeemed	(200)
Net Increase (Decrease) in Shares Outstanding	20,200
1	Inception.
At June 30, 2021, one shareholder was a record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
25

Ultra-Short Bond ETF
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
26

Trustees Approve Advisory Arrangement
Effective December 2020, the board of Vanguard Bond Index Funds approved the launch of Vanguard Ultra-Short Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.
Cost
The board concluded that the fund’s expense ratio will be well below the average expense ratio charged by funds in its peer group.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
27

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ultra-Short Bond ETF's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk. The Vanguard Ultra-Short Bond ETF was established after the Review Period and will be included in the next Program Administrator Report.
28

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9312 082021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (66.72%)
U.S. Government Securities (64.15%)
United States Treasury Note/Bond	0.125%	6/30/22	337,582	337,687
United States Treasury Note/Bond	1.750%	7/15/22	96,605	98,265
United States Treasury Note/Bond	0.125%	7/31/22	556,042	556,129
United States Treasury Note/Bond	1.875%	7/31/22	229,394	233,767
United States Treasury Note/Bond	2.000%	7/31/22	212,520	216,870
United States Treasury Note/Bond	1.500%	8/15/22	217,455	220,819
United States Treasury Note/Bond	1.625%	8/15/22	131,447	133,686
United States Treasury Note/Bond	0.125%	8/31/22	318,090	318,090
United States Treasury Note/Bond	1.625%	8/31/22	767,851	781,288
United States Treasury Note/Bond	1.875%	8/31/22	228,867	233,552
United States Treasury Note/Bond	1.500%	9/15/22	233,725	237,596
United States Treasury Note/Bond	0.125%	9/30/22	334,736	334,684
United States Treasury Note/Bond	1.750%	9/30/22	103,585	105,673
United States Treasury Note/Bond	1.875%	9/30/22	193,712	197,919
United States Treasury Note/Bond	1.375%	10/15/22	242,515	246,342
United States Treasury Note/Bond	0.125%	10/31/22	314,825	314,727
United States Treasury Note/Bond	1.875%	10/31/22	10,915	11,166
United States Treasury Note/Bond	2.000%	10/31/22	203,144	208,159
United States Treasury Note/Bond	1.625%	11/15/22	310,263	316,516
United States Treasury Note/Bond	0.125%	11/30/22	23,540	23,529
United States Treasury Note/Bond	2.000%	11/30/22	486,670	499,293
United States Treasury Note/Bond	1.625%	12/15/22	112,375	114,763
United States Treasury Note/Bond	0.125%	12/31/22	311,546	311,303
United States Treasury Note/Bond	2.125%	12/31/22	777,347	800,060
United States Treasury Note/Bond	1.500%	1/15/23	242,855	247,788
United States Treasury Note/Bond	0.125%	1/31/23	244,412	244,183
United States Treasury Note/Bond	1.750%	1/31/23	39,330	40,301
United States Treasury Note/Bond	2.375%	1/31/23	295,243	305,438
United States Treasury Note/Bond	1.375%	2/15/23	141,475	144,194
United States Treasury Note/Bond	2.000%	2/15/23	35,000	36,023
United States Treasury Note/Bond	0.125%	2/28/23	79,571	79,484
United States Treasury Note/Bond	1.500%	2/28/23	285,326	291,478
United States Treasury Note/Bond	2.625%	2/28/23	863,733	898,552
United States Treasury Note/Bond	0.125%	3/31/23	147,552	147,344
United States Treasury Note/Bond	1.500%	3/31/23	176,205	180,170
United States Treasury Note/Bond	2.500%	3/31/23	196,875	204,719
United States Treasury Note/Bond	0.250%	4/15/23	1,250,214	1,250,995
United States Treasury Note/Bond	0.125%	4/30/23	132,435	132,207
United States Treasury Note/Bond	1.625%	4/30/23	70,895	72,701
United States Treasury Note/Bond	2.750%	4/30/23	20,990	21,957
United States Treasury Note/Bond	0.125%	5/15/23	106,014	105,799
United States Treasury Note/Bond	1.750%	5/15/23	382,650	393,472
United States Treasury Note/Bond	0.125%	5/31/23	169,120	168,776
United States Treasury Note/Bond	1.625%	5/31/23	210,100	215,648
United States Treasury Note/Bond	2.750%	5/31/23	213,123	223,346
United States Treasury Note/Bond	0.250%	6/15/23	150,040	150,063
United States Treasury Note/Bond	0.125%	6/30/23	299,850	299,101
United States Treasury Note/Bond	1.375%	6/30/23	130,000	132,925
United States Treasury Note/Bond	2.625%	6/30/23	321,252	336,461
United States Treasury Note/Bond	0.125%	7/15/23	996,646	993,999
United States Treasury Note/Bond	1.250%	7/31/23	69,648	71,074
United States Treasury Note/Bond	2.750%	7/31/23	165,108	173,647
United States Treasury Note/Bond	0.125%	8/15/23	233,135	232,406
United States Treasury Note/Bond	2.500%	8/15/23	339,900	355,939
United States Treasury Note/Bond	1.375%	8/31/23	204,880	209,714
United States Treasury Note/Bond	2.750%	8/31/23	244,140	257,148
United States Treasury Note/Bond	0.125%	9/15/23	399,685	398,249
1

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.375%	9/30/23	118,075	120,916
United States Treasury Note/Bond	2.875%	9/30/23	358,829	379,518
United States Treasury Note/Bond	0.125%	10/15/23	235,725	234,730
United States Treasury Note/Bond	1.625%	10/31/23	10,000	10,303
United States Treasury Note/Bond	2.875%	10/31/23	150,867	159,825
United States Treasury Note/Bond	2.750%	11/15/23	413,762	437,424
United States Treasury Note/Bond	2.125%	11/30/23	851,850	888,586
United States Treasury Note/Bond	2.875%	11/30/23	117,469	124,664
United States Treasury Note/Bond	0.125%	12/15/23	433,960	431,655
United States Treasury Note/Bond	2.250%	12/31/23	53,392	55,912
United States Treasury Note/Bond	2.625%	12/31/23	167,648	177,131
United States Treasury Note/Bond	0.125%	1/15/24	496,850	493,900
United States Treasury Note/Bond	2.250%	1/31/24	154,680	162,172
United States Treasury Note/Bond	2.500%	1/31/24	319,655	337,236
United States Treasury Note/Bond	0.125%	2/15/24	531,940	528,532
United States Treasury Note/Bond	2.750%	2/15/24	299,077	317,629
United States Treasury Note/Bond	2.125%	2/29/24	303,995	318,055
United States Treasury Note/Bond	2.375%	2/29/24	333,228	350,774
United States Treasury Note/Bond	0.250%	3/15/24	350,030	348,663
United States Treasury Note/Bond	2.125%	3/31/24	1,091,225	1,142,547
United States Treasury Note/Bond	0.375%	4/15/24	209,790	209,528
United States Treasury Note/Bond	2.000%	4/30/24	95,635	99,879
United States Treasury Note/Bond	2.250%	4/30/24	316,585	332,859
United States Treasury Note/Bond	0.250%	5/15/24	392,935	390,848
United States Treasury Note/Bond	2.500%	5/15/24	405,309	429,311
United States Treasury Note/Bond	2.000%	5/31/24	478,278	499,800
United States Treasury Note/Bond	0.250%	6/15/24	484,480	481,528
United States Treasury Note/Bond	1.750%	6/30/24	238,738	247,952
United States Treasury Note/Bond	2.000%	6/30/24	227,460	237,873
United States Treasury Note/Bond	1.750%	7/31/24	237,309	246,616
United States Treasury Note/Bond	2.125%	7/31/24	192,650	202,373
United States Treasury Note/Bond	2.375%	8/15/24	460,333	487,378
United States Treasury Note/Bond	1.250%	8/31/24	215,108	220,183
United States Treasury Note/Bond	1.875%	8/31/24	160,978	167,920
United States Treasury Note/Bond	1.500%	9/30/24	220,815	227,853
United States Treasury Note/Bond	2.125%	9/30/24	322,595	339,330
United States Treasury Note/Bond	1.500%	10/31/24	257,844	266,063
United States Treasury Note/Bond	2.250%	10/31/24	287,110	303,350
United States Treasury Note/Bond	2.250%	11/15/24	511,920	541,115
United States Treasury Note/Bond	1.500%	11/30/24	149,822	154,598
United States Treasury Note/Bond	2.125%	11/30/24	215,565	227,051
United States Treasury Note/Bond	1.750%	12/31/24	139,095	144,746
United States Treasury Note/Bond	2.250%	12/31/24	220,395	233,205
United States Treasury Note/Bond	1.375%	1/31/25	198,815	204,282
United States Treasury Note/Bond	2.500%	1/31/25	441,295	471,220
United States Treasury Note/Bond	2.000%	2/15/25	298,865	313,715
United States Treasury Note/Bond	1.125%	2/28/25	140,914	143,468
United States Treasury Note/Bond	2.750%	2/28/25	174,840	188,390
United States Treasury Note/Bond	2.625%	3/31/25	124,516	133,738
United States Treasury Note/Bond	0.375%	4/30/25	95,118	94,092
United States Treasury Note/Bond	2.875%	4/30/25	222,775	241,572
United States Treasury Note/Bond	2.125%	5/15/25	744,630	786,050
United States Treasury Note/Bond	0.250%	5/31/25	217,886	214,209
United States Treasury Note/Bond	2.875%	5/31/25	346,735	376,424
United States Treasury Note/Bond	0.250%	6/30/25	103,035	101,200
United States Treasury Note/Bond	2.750%	6/30/25	119,750	129,517
United States Treasury Note/Bond	0.250%	7/31/25	209,968	205,966
United States Treasury Note/Bond	2.875%	7/31/25	127,915	139,047
United States Treasury Note/Bond	2.000%	8/15/25	1,203,162	1,265,952
United States Treasury Note/Bond	0.250%	8/31/25	265,785	260,428
United States Treasury Note/Bond	2.750%	8/31/25	199,795	216,372
2

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.250%	9/30/25	166,345	162,836
	United States Treasury Note/Bond	3.000%	9/30/25	173,516	189,946
	United States Treasury Note/Bond	0.250%	10/31/25	196,995	192,593
	United States Treasury Note/Bond	3.000%	10/31/25	151,522	165,988
	United States Treasury Note/Bond	2.250%	11/15/25	507,400	539,747
	United States Treasury Note/Bond	0.375%	11/30/25	419,630	412,024
	United States Treasury Note/Bond	2.875%	11/30/25	183,217	199,878
	United States Treasury Note/Bond	0.375%	12/31/25	170,415	167,166
	United States Treasury Note/Bond	2.625%	12/31/25	222,585	240,600
	United States Treasury Note/Bond	0.375%	1/31/26	310,895	304,677
	United States Treasury Note/Bond	2.625%	1/31/26	170,870	184,860
	United States Treasury Note/Bond	1.625%	2/15/26	772,589	800,837
	United States Treasury Note/Bond	6.000%	2/15/26	12,240	15,113
	United States Treasury Note/Bond	0.500%	2/28/26	798,367	786,142
	United States Treasury Note/Bond	2.500%	2/28/26	271,040	291,834
	United States Treasury Note/Bond	0.750%	3/31/26	297,255	295,908
	United States Treasury Note/Bond	2.250%	3/31/26	239,650	255,377
	United States Treasury Note/Bond	0.750%	4/30/26	238,013	236,786
	United States Treasury Note/Bond	2.375%	4/30/26	251,875	270,057
	United States Treasury Note/Bond	1.625%	5/15/26	577,918	598,958
	United States Treasury Note/Bond	0.750%	5/31/26	474,095	471,354
	United States Treasury Note/Bond	2.125%	5/31/26	244,036	258,831
	United States Treasury Note/Bond	0.875%	6/30/26	494,400	494,168
	United States Treasury Note/Bond	1.875%	6/30/26	202,205	212,031
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	196,245
	United States Treasury Note/Bond	1.500%	8/15/26	431,205	444,006
					43,452,319
Agency Bonds and Notes (2.57%)
[1]	AID-Israel	5.500%	9/18/23	4,300	4,781
[1]	AID-Israel	5.500%	12/4/23	8,000	8,966
[1]	AID-Israel	5.500%	4/26/24	12,058	13,733
	Federal Farm Credit Banks	0.125%	11/23/22	20,000	19,987
	Federal Farm Credit Banks	0.125%	2/3/23	13,000	12,985
	Federal Farm Credit Banks	0.125%	4/13/23	35,000	34,941
	Federal Farm Credit Banks	0.125%	5/10/23	13,500	13,474
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,739
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,581
	Federal Farm Credit Banks	0.250%	2/26/24	20,000	19,938
	Federal Home Loan Banks	0.125%	8/12/22	45,000	44,997
	Federal Home Loan Banks	0.125%	10/21/22	25,000	24,992
	Federal Home Loan Banks	1.375%	2/17/23	24,140	24,601
	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,239
	Federal Home Loan Banks	0.125%	3/17/23	15,000	14,978
	Federal Home Loan Banks	0.125%	6/2/23	17,000	16,962
	Federal Home Loan Banks	2.500%	2/13/24	97,310	102,708
	Federal Home Loan Banks	2.875%	6/14/24	20,000	21,422
	Federal Home Loan Banks	1.500%	8/15/24	9,970	10,282
	Federal Home Loan Banks	5.375%	8/15/24	100	115
	Federal Home Loan Banks	2.875%	9/13/24	20,000	21,501
	Federal Home Loan Banks	0.500%	4/14/25	35,000	34,794
	Federal Home Loan Banks	0.375%	9/4/25	15,000	14,760
[2,3]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	46,000	45,999
[3]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	98,040	98,312
[3]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	25,000	25,067
[2,3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	20,984
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	46,000	46,009
[3]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	51,175	51,156
[3]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	40,000	39,976
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	60,000	59,777
[3]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	43,000	42,942
[3]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	32,000	31,940
3

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,000	20,637
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,000	54,276
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,000	59,128
[3]	Federal National Mortgage Assn.	1.375%	9/6/22	10,875	11,033
[3]	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	26,861
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	19,796
[3]	Federal National Mortgage Assn.	0.250%	5/22/23	66,575	66,600
[3]	Federal National Mortgage Assn.	0.250%	7/10/23	56,000	55,991
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,851
[3]	Federal National Mortgage Assn.	0.250%	11/27/23	53,000	52,927
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,910
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	15,414	16,003
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	141,865	151,608
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	50,130	51,919
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	35,656
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	25,000	24,807
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	45,000	44,376
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	45,000	44,511
[2]	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,490
[2]	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,757
[2]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,520
	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,191
	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,330
	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,454
	Tennessee Valley Authority	0.750%	5/15/25	7,000	7,007
					1,741,277
Total U.S. Government and Agency Obligations (Cost $44,734,845)					45,193,596
Corporate Bonds (26.14%)
Communications (1.25%)
	Alphabet Inc.	3.375%	2/25/24	7,180	7,720
	Alphabet Inc.	0.450%	8/15/25	4,975	4,922
	America Movil SAB de CV	3.125%	7/16/22	11,528	11,842
	AT&T Inc.	4.050%	12/15/23	4,150	4,501
	AT&T Inc.	0.900%	3/25/24	14,000	14,030
	AT&T Inc.	4.450%	4/1/24	8,988	9,821
	AT&T Inc.	3.950%	1/15/25	12,158	13,426
	AT&T Inc.	3.400%	5/15/25	25,950	28,276
	AT&T Inc.	3.600%	7/15/25	4,000	4,387
	AT&T Inc.	4.125%	2/17/26	15,596	17,527
	AT&T Inc.	1.700%	3/25/26	23,700	23,955
	Baidu Inc.	2.875%	7/6/22	5,200	5,311
	Baidu Inc.	3.500%	11/28/22	7,195	7,467
	Baidu Inc.	3.875%	9/29/23	4,900	5,209
	Baidu Inc.	4.375%	5/14/24	5,838	6,373
	Baidu Inc.	3.075%	4/7/25	8,662	9,173
	Baidu Inc.	4.125%	6/30/25	3,500	3,865
	Booking Holdings Inc.	2.750%	3/15/23	8,453	8,776
	Booking Holdings Inc.	3.650%	3/15/25	6,275	6,863
	Booking Holdings Inc.	3.600%	6/1/26	9,990	11,075
	British Telecommunications plc	4.500%	12/4/23	5,193	5,651
	Charter Communications Operating LLC	4.464%	7/23/22	23,459	24,283
[2]	Charter Communications Operating LLC	4.500%	2/1/24	10,826	11,792
	Charter Communications Operating LLC	4.908%	7/23/25	42,137	47,778
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	10,745	12,089
	Comcast Corp.	3.600%	3/1/24	10,497	11,335
	Comcast Corp.	3.700%	4/15/24	16,828	18,239
	Comcast Corp.	3.375%	2/15/25	7,011	7,608
	Comcast Corp.	3.100%	4/1/25	11,275	12,163
	Comcast Corp.	3.375%	8/15/25	9,309	10,161
	Comcast Corp.	3.950%	10/15/25	22,749	25,461
4

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.150%	3/1/26	12,778	13,904
	Discovery Communications LLC	2.950%	3/20/23	6,015	6,258
	Discovery Communications LLC	3.800%	3/13/24	2,485	2,664
	Discovery Communications LLC	3.900%	11/15/24	4,799	5,207
	Discovery Communications LLC	3.450%	3/15/25	3,652	3,921
	Discovery Communications LLC	3.950%	6/15/25	3,498	3,836
	Discovery Communications LLC	4.900%	3/11/26	6,700	7,655
	Electronic Arts Inc.	4.800%	3/1/26	3,100	3,571
	Expedia Group Inc.	3.600%	12/15/23	2,673	2,840
	Expedia Group Inc.	4.500%	8/15/24	6,329	6,932
	Expedia Group Inc.	5.000%	2/15/26	7,253	8,277
	Fox Corp.	4.030%	1/25/24	11,740	12,719
	Fox Corp.	3.050%	4/7/25	7,326	7,843
	Grupo Televisa SAB	6.625%	3/18/25	2,160	2,562
	Grupo Televisa SAB	4.625%	1/30/26	2,435	2,706
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	3,826	4,166
	Omnicom Group Inc.	3.650%	11/1/24	10,565	11,470
	Omnicom Group Inc.	3.600%	4/15/26	11,892	13,127
	Rogers Communications Inc.	3.000%	3/15/23	750	777
	Rogers Communications Inc.	4.100%	10/1/23	7,352	7,859
	Rogers Communications Inc.	3.625%	12/15/25	4,650	5,136
	TCI Communications Inc.	7.875%	2/15/26	4,350	5,616
	Telefonica Emisiones SA	4.570%	4/27/23	5,025	5,382
	Thomson Reuters Corp.	4.300%	11/23/23	5,910	6,372
	Thomson Reuters Corp.	3.350%	5/15/26	3,250	3,538
	Time Warner Entertainment Co. LP	8.375%	3/15/23	10,621	12,001
	T-Mobile USA Inc.	3.500%	4/15/25	27,251	29,553
	T-Mobile USA Inc.	1.500%	2/15/26	8,414	8,473
[2]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	4,990	5,127
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,546	8,208
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	7,471	8,114
	Verizon Communications Inc.	4.150%	3/15/24	1,200	1,306
	Verizon Communications Inc.	0.750%	3/22/24	14,300	14,362
	Verizon Communications Inc.	3.500%	11/1/24	6,636	7,181
	Verizon Communications Inc.	3.376%	2/15/25	22,455	24,396
	Verizon Communications Inc.	0.850%	11/20/25	12,850	12,693
	Verizon Communications Inc.	1.450%	3/20/26	14,675	14,811
	ViacomCBS Inc.	3.875%	4/1/24	5,619	6,041
	ViacomCBS Inc.	3.700%	8/15/24	5,772	6,231
	ViacomCBS Inc.	3.500%	1/15/25	5,362	5,766
	ViacomCBS Inc.	4.750%	5/15/25	11,632	13,160
	ViacomCBS Inc.	4.000%	1/15/26	7,200	8,009
	Vodafone Group plc	3.750%	1/16/24	10,773	11,664
	Vodafone Group plc	4.125%	5/30/25	11,462	12,795
	Walt Disney Co.	1.650%	9/1/22	2,935	2,981
	Walt Disney Co.	3.000%	9/15/22	11,954	12,334
	Walt Disney Co.	1.750%	8/30/24	10,400	10,746
	Walt Disney Co.	3.700%	9/15/24	5,722	6,226
	Walt Disney Co.	3.350%	3/24/25	13,910	15,127
	Walt Disney Co.	3.700%	10/15/25	6,773	7,483
	Walt Disney Co.	1.750%	1/13/26	15,059	15,484
	Weibo Corp.	3.500%	7/5/24	6,250	6,589
	WPP Finance 2010	3.625%	9/7/22	4,266	4,420
	WPP Finance 2010	3.750%	9/19/24	5,873	6,395
					843,093
Consumer Discretionary (1.74%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	3,250	3,375
	Alibaba Group Holding Ltd.	3.600%	11/28/24	19,676	21,385
	Amazon.com Inc.	3.300%	12/5/21	9,069	9,141
	Amazon.com Inc.	2.500%	11/29/22	8,453	8,676
	Amazon.com Inc.	2.400%	2/22/23	8,245	8,515
5

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	0.250%	5/12/23	9,121	9,124
	Amazon.com Inc.	0.400%	6/3/23	6,825	6,840
	Amazon.com Inc.	0.450%	5/12/24	19,000	18,963
	Amazon.com Inc.	2.800%	8/22/24	19,955	21,238
	Amazon.com Inc.	3.800%	12/5/24	3,687	4,056
	Amazon.com Inc.	0.800%	6/3/25	9,850	9,869
	Amazon.com Inc.	5.200%	12/3/25	4,054	4,757
	Amazon.com Inc.	1.000%	5/12/26	21,800	21,808
[2]	American Honda Finance Corp.	0.400%	10/21/22	3,125	3,130
[2]	American Honda Finance Corp.	2.600%	11/16/22	8,441	8,708
[2]	American Honda Finance Corp.	2.050%	1/10/23	6,999	7,180
[2]	American Honda Finance Corp.	1.950%	5/10/23	6,414	6,597
[2]	American Honda Finance Corp.	0.875%	7/7/23	11,440	11,542
[2]	American Honda Finance Corp.	3.450%	7/14/23	4,568	4,848
[2]	American Honda Finance Corp.	0.650%	9/8/23	5,750	5,776
[2]	American Honda Finance Corp.	3.625%	10/10/23	2,720	2,914
[2]	American Honda Finance Corp.	3.550%	1/12/24	2,350	2,526
[2]	American Honda Finance Corp.	2.900%	2/16/24	8,165	8,649
[2]	American Honda Finance Corp.	2.400%	6/27/24	10,865	11,419
[2]	American Honda Finance Corp.	0.550%	7/12/24	8,025	7,997
[2]	American Honda Finance Corp.	2.150%	9/10/24	6,003	6,275
[2]	American Honda Finance Corp.	1.200%	7/8/25	4,300	4,334
[2]	American Honda Finance Corp.	1.000%	9/10/25	4,425	4,425
	Aptiv Corp.	4.150%	3/15/24	4,142	4,491
	Aptiv plc	4.250%	1/15/26	3,821	4,317
	AutoNation Inc.	3.500%	11/15/24	3,422	3,683
	AutoNation Inc.	4.500%	10/1/25	3,229	3,588
	AutoZone Inc.	2.875%	1/15/23	8,739	9,007
	AutoZone Inc.	3.125%	7/15/23	250	262
	AutoZone Inc.	3.125%	4/18/24	6,850	7,293
	AutoZone Inc.	3.250%	4/15/25	1,772	1,907
	AutoZone Inc.	3.625%	4/15/25	4,518	4,942
	AutoZone Inc.	3.125%	4/21/26	3,576	3,883
	Block Financial LLC	5.500%	11/1/22	3,325	3,458
	Block Financial LLC	5.250%	10/1/25	1,272	1,445
	BorgWarner Inc.	3.375%	3/15/25	3,930	4,251
[2,4]	Daimler Finance North America LLC	0.750%	3/1/24	3,000	2,999
	DR Horton Inc.	4.375%	9/15/22	1,667	1,728
	DR Horton Inc.	4.750%	2/15/23	4,025	4,255
	DR Horton Inc.	5.750%	8/15/23	100	109
	DR Horton Inc.	2.500%	10/15/24	5,350	5,611
	DR Horton Inc.	2.600%	10/15/25	6,450	6,798
	eBay Inc.	2.750%	1/30/23	6,259	6,482
	eBay Inc.	3.450%	8/1/24	5,267	5,656
	eBay Inc.	1.900%	3/11/25	7,925	8,195
	eBay Inc.	1.400%	5/10/26	5,850	5,865
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	4,450	4,771
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,217	4,648
	General Motors Co.	4.875%	10/2/23	8,352	9,091
	General Motors Co.	5.400%	10/2/23	2,616	2,880
	General Motors Co.	4.000%	4/1/25	4,017	4,414
	General Motors Co.	6.125%	10/1/25	21,147	25,034
	General Motors Financial Co. Inc.	3.550%	7/8/22	12,936	13,346
	General Motors Financial Co. Inc.	3.250%	1/5/23	4,075	4,229
	General Motors Financial Co. Inc.	5.200%	3/20/23	18,205	19,602
	General Motors Financial Co. Inc.	3.700%	5/9/23	11,846	12,440
	General Motors Financial Co. Inc.	4.250%	5/15/23	6,611	7,027
	General Motors Financial Co. Inc.	4.150%	6/19/23	19,125	20,316
	General Motors Financial Co. Inc.	1.700%	8/18/23	7,900	8,060
	General Motors Financial Co. Inc.	5.100%	1/17/24	8,927	9,832
	General Motors Financial Co. Inc.	1.050%	3/8/24	3,000	3,018
6

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	3.950%	4/13/24	9,550	10,289
	General Motors Financial Co. Inc.	3.500%	11/7/24	6,996	7,506
	General Motors Financial Co. Inc.	4.000%	1/15/25	12,561	13,685
	General Motors Financial Co. Inc.	2.900%	2/26/25	16,650	17,624
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,550	1,714
	General Motors Financial Co. Inc.	2.750%	6/20/25	11,240	11,837
	General Motors Financial Co. Inc.	4.300%	7/13/25	3,878	4,287
	General Motors Financial Co. Inc.	1.250%	1/8/26	5,900	5,861
	General Motors Financial Co. Inc.	5.250%	3/1/26	10,000	11,553
	General Motors Financial Co. Inc.	1.500%	6/10/26	7,900	7,858
	Global Payments Inc.	1.200%	3/1/26	7,350	7,288
	Harley-Davidson Inc.	3.500%	7/28/25	3,649	3,936
	Hasbro Inc.	2.600%	11/19/22	625	643
	Hasbro Inc.	3.000%	11/19/24	1,541	1,639
	Home Depot Inc.	2.700%	4/1/23	8,268	8,571
	Home Depot Inc.	3.750%	2/15/24	6,422	6,920
	Home Depot Inc.	3.350%	9/15/25	10,000	10,953
	Home Depot Inc.	3.000%	4/1/26	11,580	12,607
	Hyatt Hotels Corp.	3.375%	7/15/23	2,500	2,603
	Hyatt Hotels Corp.	5.375%	4/23/25	3,877	4,381
	Hyatt Hotels Corp.	4.850%	3/15/26	3,077	3,440
	JD.com Inc.	3.875%	4/29/26	2,539	2,797
	Kohl's Corp.	4.250%	7/17/25	123	134
	Las Vegas Sands Corp.	3.200%	8/8/24	13,590	14,262
	Las Vegas Sands Corp.	2.900%	6/25/25	4,127	4,301
	Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,086
	Lennar Corp.	4.750%	11/15/22	4,800	5,022
	Lennar Corp.	4.875%	12/15/23	5,140	5,591
	Lennar Corp.	4.500%	4/30/24	9,763	10,683
	Lennar Corp.	5.875%	11/15/24	575	654
	Lennar Corp.	4.750%	5/30/25	6,835	7,673
	Lowe's Cos. Inc.	3.875%	9/15/23	3,879	4,140
	Lowe's Cos. Inc.	3.125%	9/15/24	3,741	4,007
	Lowe's Cos. Inc.	4.000%	4/15/25	4,228	4,680
	Lowe's Cos. Inc.	3.375%	9/15/25	7,971	8,725
	Lowe's Cos. Inc.	2.500%	4/15/26	9,377	9,952
	Magna International Inc.	3.625%	6/15/24	6,830	7,368
	Magna International Inc.	4.150%	10/1/25	1,427	1,596
	Marriott International Inc.	3.250%	9/15/22	3,804	3,887
	Marriott International Inc.	2.125%	10/3/22	2,450	2,485
[2]	Marriott International Inc.	4.150%	12/1/23	2,050	2,198
	Marriott International Inc.	3.600%	4/15/24	7,232	7,706
	Marriott International Inc.	3.750%	3/15/25	2,193	2,357
[2]	Marriott International Inc.	5.750%	5/1/25	8,525	9,844
	Marriott International Inc.	3.750%	10/1/25	5,377	5,814
[2]	Marriott International Inc.	3.125%	6/15/26	2,945	3,134
[2]	McDonald's Corp.	3.350%	4/1/23	8,851	9,284
[2]	McDonald's Corp.	3.375%	5/26/25	5,135	5,575
[2]	McDonald's Corp.	3.300%	7/1/25	11,035	11,982
[2]	McDonald's Corp.	1.450%	9/1/25	6,156	6,280
[2]	McDonald's Corp.	3.700%	1/30/26	6,086	6,765
	Mohawk Industries Inc.	3.850%	2/1/23	4,700	4,907
	NIKE Inc.	2.250%	5/1/23	700	722
	NIKE Inc.	2.400%	3/27/25	9,175	9,699
	NVR Inc.	3.950%	9/15/22	4,600	4,751
	O'Reilly Automotive Inc.	3.850%	6/15/23	6,933	7,329
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,385	3,744
	Owens Corning	4.200%	12/1/24	2,244	2,456
	PulteGroup Inc.	5.500%	3/1/26	3,989	4,673
	PVH Corp.	4.625%	7/10/25	3,865	4,313
	Ralph Lauren Corp.	3.750%	9/15/25	3,381	3,728
7

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ross Stores Inc.	4.600%	4/15/25	5,485	6,191
	Ross Stores Inc.	0.875%	4/15/26	4,001	3,919
	Sands China Ltd.	4.600%	8/8/23	12,288	13,049
	Sands China Ltd.	5.125%	8/8/25	14,416	16,139
	Sands China Ltd.	3.800%	1/8/26	5,651	6,028
	Stanley Black & Decker Inc.	3.400%	3/1/26	6,428	7,070
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,871	3,059
	Starbucks Corp.	3.100%	3/1/23	8,329	8,694
	Starbucks Corp.	3.850%	10/1/23	6,093	6,504
	Starbucks Corp.	3.800%	8/15/25	10,297	11,400
	Stellantis NV	5.250%	4/15/23	11,110	11,979
	Tapestry Inc.	3.000%	7/15/22	3,000	3,060
	Tapestry Inc.	4.250%	4/1/25	4,910	5,340
	TJX Cos. Inc.	2.500%	5/15/23	6,244	6,460
	Toyota Motor Corp.	2.157%	7/2/22	9,222	9,399
	Toyota Motor Corp.	3.419%	7/20/23	10,459	11,103
	Toyota Motor Corp.	0.681%	3/25/24	10,365	10,381
	Toyota Motor Corp.	2.358%	7/2/24	3,660	3,849
	Toyota Motor Corp.	1.339%	3/25/26	8,690	8,791
[2]	Toyota Motor Credit Corp.	0.450%	7/22/22	3,600	3,608
[2]	Toyota Motor Credit Corp.	2.150%	9/8/22	12,725	12,998
[2]	Toyota Motor Credit Corp.	0.350%	10/14/22	7,750	7,758
[2]	Toyota Motor Credit Corp.	2.625%	1/10/23	2,592	2,682
[2]	Toyota Motor Credit Corp.	2.700%	1/11/23	7,640	7,916
[2]	Toyota Motor Credit Corp.	2.900%	3/30/23	3,448	3,601
[2]	Toyota Motor Credit Corp.	0.400%	4/6/23	8,050	8,055
[2]	Toyota Motor Credit Corp.	0.500%	8/14/23	7,465	7,480
[2]	Toyota Motor Credit Corp.	1.350%	8/25/23	6,490	6,617
[2]	Toyota Motor Credit Corp.	3.450%	9/20/23	1,580	1,686
[2]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,732	4,925
[2]	Toyota Motor Credit Corp.	0.450%	1/11/24	8,361	8,336
[2]	Toyota Motor Credit Corp.	2.900%	4/17/24	3,619	3,844
[2]	Toyota Motor Credit Corp.	0.500%	6/18/24	7,000	6,971
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	28,565	29,466
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	12,098	13,001
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,925	5,880
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	5,675	5,610
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	5,000	4,985
	VF Corp.	2.400%	4/23/25	5,791	6,073
	Whirlpool Corp.	4.700%	6/1/22	2,248	2,334
	Whirlpool Corp.	4.000%	3/1/24	2,175	2,364
	Whirlpool Corp.	3.700%	5/1/25	2,450	2,680
[2]	Yale University	0.873%	4/15/25	3,966	3,989
					1,179,773
Consumer Staples (1.39%)
	Altria Group Inc.	2.850%	8/9/22	5,073	5,210
	Altria Group Inc.	4.000%	1/31/24	10,131	10,979
	Altria Group Inc.	3.800%	2/14/24	11,040	11,863
	Altria Group Inc.	2.350%	5/6/25	6,600	6,904
	Altria Group Inc.	4.400%	2/14/26	11,343	12,831
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	33,682	37,236
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	5,600	6,178
	Archer-Daniels-Midland Co.	2.750%	3/27/25	3,300	3,516
	BAT Capital Corp.	2.764%	8/15/22	1,119	1,145
	BAT Capital Corp.	3.222%	8/15/24	14,414	15,312
	BAT Capital Corp.	2.789%	9/6/24	11,958	12,573
	BAT International Finance plc	1.668%	3/25/26	14,282	14,300
	Brown-Forman Corp.	3.500%	4/15/25	1,565	1,707
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	3,150	3,236
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,400	6,967
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	2,920	2,953
8

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,000	5,385
	Campbell Soup Co.	3.650%	3/15/23	3,194	3,356
	Campbell Soup Co.	3.950%	3/15/25	8,460	9,326
	Campbell Soup Co.	3.300%	3/19/25	2,600	2,802
	Church & Dwight Co. Inc.	2.450%	8/1/22	2,320	2,369
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,000	3,091
	Clorox Co.	3.050%	9/15/22	4,475	4,588
	Clorox Co.	3.500%	12/15/24	3,952	4,296
	Coca-Cola Co.	1.750%	9/6/24	8,823	9,168
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,956
[2]	Colgate-Palmolive Co.	2.250%	11/15/22	7,954	8,167
[2]	Colgate-Palmolive Co.	2.100%	5/1/23	1,150	1,187
[2]	Colgate-Palmolive Co.	3.250%	3/15/24	4,140	4,444
	Conagra Brands Inc.	3.250%	9/15/22	4,000	4,128
	Conagra Brands Inc.	4.300%	5/1/24	11,561	12,686
	Conagra Brands Inc.	4.600%	11/1/25	8,123	9,233
	Constellation Brands Inc.	2.650%	11/7/22	10,723	11,015
	Constellation Brands Inc.	3.200%	2/15/23	7,677	7,996
	Constellation Brands Inc.	4.250%	5/1/23	9,489	10,119
	Constellation Brands Inc.	4.750%	11/15/24	6,316	7,094
	Constellation Brands Inc.	4.400%	11/15/25	3,950	4,461
	Constellation Brands Inc.	4.750%	12/1/25	3,797	4,366
	Costco Wholesale Corp.	2.750%	5/18/24	5,952	6,309
	Diageo Capital plc	2.625%	4/29/23	11,724	12,149
	Diageo Capital plc	3.500%	9/18/23	1,200	1,277
	Diageo Capital plc	2.125%	10/24/24	7,650	7,992
	Diageo Capital plc	1.375%	9/29/25	6,650	6,759
	Diageo Investment Corp.	8.000%	9/15/22	108	118
	Dollar General Corp.	3.250%	4/15/23	9,361	9,768
	Dollar General Corp.	4.150%	11/1/25	5,904	6,613
	Dollar Tree Inc.	3.700%	5/15/23	9,007	9,515
	Dollar Tree Inc.	4.000%	5/15/25	6,904	7,619
	Estee Lauder Cos. Inc.	2.000%	12/1/24	3,958	4,137
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	2,046
	General Mills Inc.	2.600%	10/12/22	5,770	5,920
	General Mills Inc.	3.700%	10/17/23	14,966	16,013
	General Mills Inc.	3.650%	2/15/24	478	512
	General Mills Inc.	4.000%	4/17/25	195	216
	Hershey Co.	2.625%	5/1/23	1,250	1,294
	Hershey Co.	3.375%	5/15/23	3,543	3,728
	Hershey Co.	2.050%	11/15/24	3,832	4,001
	Hershey Co.	0.900%	6/1/25	500	502
	Hershey Co.	3.200%	8/21/25	3,525	3,829
	Hormel Foods Corp.	0.650%	6/3/24	5,725	5,736
	J M Smucker Co.	3.500%	3/15/25	9,065	9,875
	Kellogg Co.	2.650%	12/1/23	4,284	4,498
	Kellogg Co.	3.250%	4/1/26	2,560	2,795
	Keurig Dr Pepper Inc.	4.057%	5/25/23	4,281	4,563
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,544	8,003
	Keurig Dr Pepper Inc.	0.750%	3/15/24	10,000	10,010
	Keurig Dr Pepper Inc.	4.417%	5/25/25	9,075	10,189
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,459	2,689
	Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,740
	Kimberly-Clark Corp.	3.050%	8/15/25	2,290	2,477
	Kimberly-Clark Corp.	2.750%	2/15/26	2,186	2,372
	Kroger Co.	2.800%	8/1/22	7,025	7,192
	Kroger Co.	3.850%	8/1/23	7,000	7,429
	Kroger Co.	4.000%	2/1/24	2,500	2,692
	Kroger Co.	3.500%	2/1/26	2,027	2,226
	McCormick & Co. Inc.	2.700%	8/15/22	4,913	5,029
	McCormick & Co. Inc.	3.150%	8/15/24	6,380	6,805
9

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McCormick & Co. Inc.	0.900%	2/15/26	5,485	5,390
	Mead Johnson Nutrition Co.	4.125%	11/15/25	10,455	11,758
[2,4]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	7,925	8,090
	Mondelez International Inc.	0.625%	7/1/22	5,200	5,217
	Mondelez International Inc.	1.500%	5/4/25	6,877	6,993
	PepsiCo Inc.	3.100%	7/17/22	5,165	5,294
	PepsiCo Inc.	2.750%	3/1/23	10,548	10,974
	PepsiCo Inc.	0.750%	5/1/23	13,361	13,472
	PepsiCo Inc.	3.600%	3/1/24	4,765	5,121
	PepsiCo Inc.	2.250%	3/19/25	19,641	20,646
	PepsiCo Inc.	2.750%	4/30/25	6,607	7,066
	PepsiCo Inc.	3.500%	7/17/25	5,788	6,357
	PepsiCo Inc.	2.850%	2/24/26	4,954	5,351
	Philip Morris International Inc.	2.375%	8/17/22	9,842	10,052
	Philip Morris International Inc.	2.500%	8/22/22	9,141	9,376
	Philip Morris International Inc.	2.500%	11/2/22	8,548	8,780
	Philip Morris International Inc.	2.625%	3/6/23	2,300	2,388
	Philip Morris International Inc.	1.125%	5/1/23	5,630	5,704
	Philip Morris International Inc.	2.125%	5/10/23	4,029	4,150
	Philip Morris International Inc.	3.600%	11/15/23	4,450	4,790
	Philip Morris International Inc.	2.875%	5/1/24	3,975	4,227
	Philip Morris International Inc.	3.250%	11/10/24	2,398	2,595
	Philip Morris International Inc.	1.500%	5/1/25	6,268	6,395
	Philip Morris International Inc.	3.375%	8/11/25	5,052	5,511
	Philip Morris International Inc.	2.750%	2/25/26	6,163	6,577
	Philip Morris International Inc.	0.875%	5/1/26	2,513	2,481
	Procter & Gamble Co.	2.150%	8/11/22	5,744	5,866
	Procter & Gamble Co.	3.100%	8/15/23	8,144	8,634
	Procter & Gamble Co.	0.550%	10/29/25	6,195	6,119
	Procter & Gamble Co.	2.700%	2/2/26	6,676	7,207
	Reynolds American Inc.	4.850%	9/15/23	3,280	3,577
	Reynolds American Inc.	4.450%	6/12/25	22,986	25,484
	Sysco Corp.	3.550%	3/15/25	2,274	2,475
	Sysco Corp.	5.650%	4/1/25	7,121	8,259
	Sysco Corp.	3.750%	10/1/25	5,506	6,057
	Target Corp.	3.500%	7/1/24	2,625	2,848
	Target Corp.	2.250%	4/15/25	15,098	15,844
	Target Corp.	2.500%	4/15/26	8,896	9,568
	Tyson Foods Inc.	3.900%	9/28/23	2,873	3,078
	Tyson Foods Inc.	3.950%	8/15/24	14,944	16,258
	Unilever Capital Corp.	3.125%	3/22/23	2,015	2,108
	Unilever Capital Corp.	0.375%	9/14/23	2,271	2,273
	Unilever Capital Corp.	3.250%	3/7/24	7,878	8,420
	Unilever Capital Corp.	2.600%	5/5/24	4,700	4,957
	Unilever Capital Corp.	3.375%	3/22/25	3,593	3,914
	Unilever Capital Corp.	3.100%	7/30/25	4,625	5,026
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	6,810	7,421
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	11,024	11,994
	Walmart Inc.	2.350%	12/15/22	12,020	12,360
	Walmart Inc.	2.550%	4/11/23	6,664	6,905
	Walmart Inc.	3.400%	6/26/23	15,738	16,666
	Walmart Inc.	3.300%	4/22/24	11,800	12,645
	Walmart Inc.	2.850%	7/8/24	12,775	13,617
	Walmart Inc.	2.650%	12/15/24	12,430	13,241
	Walmart Inc.	3.550%	6/26/25	16,828	18,559
					938,915
Energy (2.06%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	16,489	17,031
	Boardwalk Pipelines LP	3.375%	2/1/23	3,428	3,538
	Boardwalk Pipelines LP	4.950%	12/15/24	3,193	3,571
	Boardwalk Pipelines LP	5.950%	6/1/26	4,000	4,740
10

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BP Capital Markets America Inc.	2.520%	9/19/22	6,497	6,662
	BP Capital Markets America Inc.	2.937%	4/6/23	7,392	7,710
[2]	BP Capital Markets America Inc.	2.750%	5/10/23	13,814	14,402
[2]	BP Capital Markets America Inc.	3.216%	11/28/23	8,287	8,777
	BP Capital Markets America Inc.	3.790%	2/6/24	2,100	2,265
[2]	BP Capital Markets America Inc.	3.224%	4/14/24	7,074	7,538
	BP Capital Markets America Inc.	3.194%	4/6/25	5,975	6,437
	BP Capital Markets America Inc.	3.796%	9/21/25	8,286	9,182
	BP Capital Markets America Inc.	3.410%	2/11/26	6,025	6,592
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	14,229	15,440
	BP Capital Markets plc	2.500%	11/6/22	20,420	21,007
	BP Capital Markets plc	3.994%	9/26/23	2,301	2,480
	BP Capital Markets plc	3.814%	2/10/24	4,061	4,394
	BP Capital Markets plc	3.535%	11/4/24	12,311	13,404
	BP Capital Markets plc	3.506%	3/17/25	4,275	4,679
	Canadian Natural Resources Ltd.	2.950%	1/15/23	12,581	13,035
	Canadian Natural Resources Ltd.	3.800%	4/15/24	1,010	1,086
	Canadian Natural Resources Ltd.	3.900%	2/1/25	3,978	4,331
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,224	6,401
	Cenovus Energy Inc.	3.950%	4/15/22	3,600	3,664
	Cenovus Energy Inc.	3.000%	8/15/22	3,800	3,878
	Cenovus Energy Inc.	3.800%	9/15/23	3,400	3,586
	Cenovus Energy Inc.	4.000%	4/15/24	4,870	5,215
	Cenovus Energy Inc.	5.375%	7/15/25	12,850	14,701
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	14,899	17,062
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	12,323	14,137
	Chevron Corp.	2.355%	12/5/22	15,087	15,452
	Chevron Corp.	1.141%	5/11/23	10,700	10,859
	Chevron Corp.	2.566%	5/16/23	6,392	6,634
	Chevron Corp.	3.191%	6/24/23	13,042	13,689
	Chevron Corp.	2.895%	3/3/24	8,889	9,408
	Chevron Corp.	1.554%	5/11/25	21,841	22,365
	Chevron Corp.	2.954%	5/16/26	10,336	11,208
	Chevron USA Inc.	0.333%	8/12/22	5,200	5,203
	Chevron USA Inc.	0.426%	8/11/23	6,150	6,157
	Chevron USA Inc.	3.900%	11/15/24	4,480	4,912
	Chevron USA Inc.	0.687%	8/12/25	8,000	7,937
	Cimarex Energy Co.	4.375%	6/1/24	6,002	6,533
	Columbia Pipeline Group Inc.	4.500%	6/1/25	6,998	7,866
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,617
	ConocoPhillips Co.	3.350%	5/15/25	1,388	1,495
	ConocoPhillips Co.	4.950%	3/15/26	7,444	8,642
[2,4]	Devon Energy Corp.	5.250%	9/15/24	5,675	6,325
	Devon Energy Corp.	5.850%	12/15/25	2,210	2,595
	Diamondback Energy Inc.	0.900%	3/24/23	5,000	5,001
	Diamondback Energy Inc.	2.875%	12/1/24	8,635	9,128
	Diamondback Energy Inc.	4.750%	5/31/25	5,530	6,234
	Enable Midstream Partners LP	3.900%	5/15/24	4,500	4,792
	Enbridge Energy Partners LP	5.875%	10/15/25	5,272	6,229
	Enbridge Inc.	2.900%	7/15/22	5,970	6,111
	Enbridge Inc.	4.000%	10/1/23	5,197	5,550
	Enbridge Inc.	3.500%	6/10/24	5,400	5,801
	Enbridge Inc.	2.500%	1/15/25	2,616	2,744
	Energy Transfer LP	5.000%	10/1/22	4,800	5,003
	Energy Transfer LP	3.450%	1/15/23	1,645	1,700
	Energy Transfer LP	3.600%	2/1/23	9,761	10,127
[2]	Energy Transfer LP	4.250%	3/15/23	3,778	3,965
[2]	Energy Transfer LP	4.200%	9/15/23	3,450	3,689
	Energy Transfer LP	4.500%	11/1/23	8,589	9,207
[2]	Energy Transfer LP	5.875%	1/15/24	13,668	15,142
	Energy Transfer LP	4.900%	2/1/24	3,590	3,903
11

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	4.250%	4/1/24	2,799	3,016
	Energy Transfer LP	4.500%	4/15/24	6,545	7,128
	Energy Transfer LP	4.050%	3/15/25	5,859	6,360
	Energy Transfer LP	2.900%	5/15/25	8,518	8,967
	Energy Transfer LP	5.950%	12/1/25	5,983	7,011
	Energy Transfer LP	4.750%	1/15/26	6,968	7,844
	Enterprise Products Operating LLC	3.350%	3/15/23	13,462	14,019
	Enterprise Products Operating LLC	3.900%	2/15/24	6,805	7,325
	Enterprise Products Operating LLC	3.750%	2/15/25	17,745	19,345
	Enterprise Products Operating LLC	3.700%	2/15/26	250	277
[2]	Enterprise Products Operating LLC	4.875%	8/16/77	3,900	3,823
	EOG Resources Inc.	2.625%	3/15/23	9,592	9,905
	EOG Resources Inc.	3.150%	4/1/25	4,795	5,167
	EOG Resources Inc.	4.150%	1/15/26	5,950	6,700
	Exxon Mobil Corp.	1.902%	8/16/22	8,553	8,712
	Exxon Mobil Corp.	2.726%	3/1/23	13,513	13,992
	Exxon Mobil Corp.	1.571%	4/15/23	17,100	17,470
	Exxon Mobil Corp.	3.176%	3/15/24	6,175	6,578
	Exxon Mobil Corp.	2.019%	8/16/24	8,195	8,528
	Exxon Mobil Corp.	2.709%	3/6/25	7,260	7,722
	Exxon Mobil Corp.	2.992%	3/19/25	35,465	38,053
	Exxon Mobil Corp.	3.043%	3/1/26	17,287	18,764
	Halliburton Co.	3.500%	8/1/23	3,276	3,452
	Halliburton Co.	3.800%	11/15/25	6,104	6,746
[2]	Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,853
	Hess Corp.	3.500%	7/15/24	2,450	2,602
	HollyFrontier Corp.	2.625%	10/1/23	1,515	1,568
	HollyFrontier Corp.	5.875%	4/1/26	8,233	9,520
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	9,109	9,109
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,946	2,009
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,354	8,691
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	3,706	3,912
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,075	5,472
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,051	7,687
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,225	5,735
	Kinder Morgan Inc.	3.150%	1/15/23	6,350	6,594
	Kinder Morgan Inc.	4.300%	6/1/25	5,279	5,880
	Magellan Midstream Partners LP	5.000%	3/1/26	5,225	6,016
	Marathon Oil Corp.	3.850%	6/1/25	6,621	7,212
	Marathon Petroleum Corp.	4.500%	5/1/23	8,850	9,441
	Marathon Petroleum Corp.	4.750%	12/15/23	7,522	8,207
	Marathon Petroleum Corp.	3.625%	9/15/24	4,057	4,365
	Marathon Petroleum Corp.	4.700%	5/1/25	18,220	20,548
	MPLX LP	3.500%	12/1/22	6,518	6,772
	MPLX LP	3.375%	3/15/23	6,249	6,532
	MPLX LP	4.500%	7/15/23	13,495	14,443
	MPLX LP	4.875%	12/1/24	10,826	12,126
	MPLX LP	4.000%	2/15/25	7,255	7,918
	MPLX LP	4.875%	6/1/25	8,701	9,824
	MPLX LP	1.750%	3/1/26	6,436	6,509
	ONEOK Inc.	7.500%	9/1/23	3,699	4,166
	ONEOK Inc.	2.750%	9/1/24	2,468	2,597
	ONEOK Partners LP	3.375%	10/1/22	6,459	6,637
	ONEOK Partners LP	5.000%	9/15/23	4,095	4,425
	ONEOK Partners LP	4.900%	3/15/25	10,500	11,756
	Phillips 66	3.700%	4/6/23	3,250	3,431
	Phillips 66	0.900%	2/15/24	3,000	3,003
	Phillips 66	3.850%	4/9/25	15,625	17,197
	Phillips 66	1.300%	2/15/26	1,335	1,335
	Phillips 66 Partners LP	2.450%	12/15/24	3,000	3,131
	Phillips 66 Partners LP	3.605%	2/15/25	3,300	3,559
12

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pioneer Natural Resources Co.	0.550%	5/15/23	1,500	1,501
Pioneer Natural Resources Co.	0.750%	1/15/24	5,700	5,700
Pioneer Natural Resources Co.	1.125%	1/15/26	6,265	6,202
Plains All American Pipeline LP	2.850%	1/31/23	7,750	7,955
Plains All American Pipeline LP	3.850%	10/15/23	5,971	6,330
Plains All American Pipeline LP	3.600%	11/1/24	8,139	8,726
Plains All American Pipeline LP	4.650%	10/15/25	10,888	12,183
Sabine Pass Liquefaction LLC	5.625%	4/15/23	8,475	9,109
Sabine Pass Liquefaction LLC	5.750%	5/15/24	19,625	22,036
Sabine Pass Liquefaction LLC	5.625%	3/1/25	13,063	14,933
Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,868	12,861
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,652	4,710
Schlumberger Investment SA	3.650%	12/1/23	12,610	13,463
Shell International Finance BV	2.375%	8/21/22	10,874	11,131
Shell International Finance BV	2.250%	1/6/23	4,290	4,416
Shell International Finance BV	3.400%	8/12/23	8,054	8,557
Shell International Finance BV	0.375%	9/15/23	5,075	5,075
Shell International Finance BV	3.500%	11/13/23	975	1,042
Shell International Finance BV	2.000%	11/7/24	8,860	9,220
Shell International Finance BV	2.375%	4/6/25	12,900	13,576
Shell International Finance BV	3.250%	5/11/25	20,200	21,933
Shell International Finance BV	2.875%	5/10/26	5,699	6,160
Spectra Energy Partners LP	4.750%	3/15/24	7,425	8,152
Spectra Energy Partners LP	3.500%	3/15/25	5,572	6,014
Suncor Energy Inc.	2.800%	5/15/23	5,200	5,405
Suncor Energy Inc.	3.600%	12/1/24	7,703	8,322
Suncor Energy Inc.	3.100%	5/15/25	3,950	4,229
TC PipeLines LP	4.375%	3/13/25	500	551
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	12,903	13,515
TotalEnergies Capital International SA	2.700%	1/25/23	7,150	7,411
TotalEnergies Capital International SA	3.700%	1/15/24	11,748	12,665
TotalEnergies Capital International SA	3.750%	4/10/24	3,988	4,332
TotalEnergies Capital International SA	2.434%	1/10/25	4,889	5,142
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,950	7,112
TransCanada PipeLines Ltd.	3.750%	10/16/23	10,911	11,612
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,864	2,143
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	3,648	4,635
Valero Energy Corp.	2.700%	4/15/23	10,100	10,473
Valero Energy Corp.	1.200%	3/15/24	4,730	4,768
Valero Energy Corp.	3.650%	3/15/25	7,020	7,651
Valero Energy Corp.	3.400%	9/15/26	4,820	5,220
Williams Cos. Inc.	4.000%	11/15/21	5,715	5,739
Williams Cos. Inc.	3.350%	8/15/22	7,384	7,568
Williams Cos. Inc.	3.700%	1/15/23	7,628	7,941
Williams Cos. Inc.	4.500%	11/15/23	4,498	4,874
Williams Cos. Inc.	4.300%	3/4/24	8,602	9,351
Williams Cos. Inc.	4.550%	6/24/24	8,106	8,929
Williams Cos. Inc.	3.900%	1/15/25	5,043	5,514
Williams Cos. Inc.	4.000%	9/15/25	12,542	13,894
				1,391,835
Financials (10.47%)
AerCap Ireland Capital DAC	4.625%	7/1/22	4,080	4,244
AerCap Ireland Capital DAC	3.300%	1/23/23	11,980	12,415
AerCap Ireland Capital DAC	4.125%	7/3/23	4,650	4,931
AerCap Ireland Capital DAC	4.500%	9/15/23	12,746	13,671
AerCap Ireland Capital DAC	4.875%	1/16/24	5,125	5,581
AerCap Ireland Capital DAC	3.150%	2/15/24	11,900	12,476
AerCap Ireland Capital DAC	2.875%	8/14/24	4,150	4,340
AerCap Ireland Capital DAC	3.500%	1/15/25	4,193	4,443
AerCap Ireland Capital DAC	6.500%	7/15/25	12,323	14,449
AerCap Ireland Capital DAC	4.450%	10/1/25	6,438	7,088
13

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,685	10,562
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,250	3,540
	Affiliated Managers Group Inc.	3.500%	8/1/25	3,651	3,969
	Aflac Inc.	3.625%	11/15/24	8,926	9,787
	Aflac Inc.	3.250%	3/17/25	3,975	4,306
	Aflac Inc.	1.125%	3/15/26	2,275	2,280
	Air Lease Corp.	2.625%	7/1/22	3,334	3,397
	Air Lease Corp.	2.250%	1/15/23	3,910	4,012
	Air Lease Corp.	2.750%	1/15/23	4,614	4,759
	Air Lease Corp.	3.875%	7/3/23	8,470	8,989
	Air Lease Corp.	3.000%	9/15/23	3,812	3,988
[2]	Air Lease Corp.	4.250%	2/1/24	9,115	9,873
[2]	Air Lease Corp.	0.700%	2/15/24	4,050	4,031
	Air Lease Corp.	4.250%	9/15/24	3,385	3,695
[2]	Air Lease Corp.	2.300%	2/1/25	5,275	5,449
	Air Lease Corp.	3.250%	3/1/25	9,238	9,844
	Air Lease Corp.	3.375%	7/1/25	5,625	6,039
[2]	Air Lease Corp.	2.875%	1/15/26	6,639	6,983
[2]	Air Lease Corp.	3.750%	6/1/26	4,365	4,774
	Aircastle Ltd.	5.000%	4/1/23	4,924	5,267
	Aircastle Ltd.	4.400%	9/25/23	7,785	8,337
	Aircastle Ltd.	4.125%	5/1/24	450	481
	Aircastle Ltd.	4.250%	6/15/26	5,095	5,530
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,163	4,564
	Allstate Corp.	3.150%	6/15/23	1,050	1,105
	Allstate Corp.	0.750%	12/15/25	3,607	3,576
[2]	Allstate Corp.	5.750%	8/15/53	10,514	11,412
	Ally Financial Inc.	3.050%	6/5/23	5,792	6,043
	Ally Financial Inc.	1.450%	10/2/23	12,413	12,608
	Ally Financial Inc.	3.875%	5/21/24	12,227	13,179
	Ally Financial Inc.	5.125%	9/30/24	11,477	12,937
	Ally Financial Inc.	4.625%	3/30/25	7,449	8,334
	Ally Financial Inc.	5.800%	5/1/25	2,905	3,377
	American Express Co.	2.500%	8/1/22	9,736	9,944
	American Express Co.	2.650%	12/2/22	11,698	12,081
	American Express Co.	3.400%	2/27/23	19,516	20,432
	American Express Co.	3.700%	8/3/23	10,172	10,831
	American Express Co.	3.400%	2/22/24	9,524	10,193
	American Express Co.	2.500%	7/30/24	21,045	22,179
	American Express Co.	3.000%	10/30/24	12,860	13,792
	American Express Co.	3.625%	12/5/24	4,778	5,229
	American Express Co.	4.200%	11/6/25	5,008	5,670
	American Express Co.	3.125%	5/20/26	1,127	1,232
	American International Group Inc.	4.125%	2/15/24	10,841	11,804
	American International Group Inc.	2.500%	6/30/25	16,258	17,151
	American International Group Inc.	3.750%	7/10/25	5,960	6,564
	American International Group Inc.	3.900%	4/1/26	11,520	12,860
	Ameriprise Financial Inc.	4.000%	10/15/23	8,953	9,676
	Ameriprise Financial Inc.	3.700%	10/15/24	5,014	5,484
	Ameriprise Financial Inc.	3.000%	4/2/25	6,676	7,151
	Aon plc	4.000%	11/27/23	6,680	7,166
	Aon plc	3.500%	6/14/24	6,670	7,173
	Aon plc	3.875%	12/15/25	3,959	4,401
	Ares Capital Corp.	3.500%	2/10/23	5,140	5,335
	Ares Capital Corp.	4.200%	6/10/24	7,891	8,482
	Ares Capital Corp.	4.250%	3/1/25	4,677	5,055
	Ares Capital Corp.	3.250%	7/15/25	7,177	7,552
	Ares Capital Corp.	3.875%	1/15/26	11,535	12,365
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,600	2,826
	Assurant Inc.	4.000%	3/15/23	3,600	3,807
	Assurant Inc.	4.200%	9/27/23	1,500	1,611
14

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,575	2,881
[2]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	10,492	10,818
[2]	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	2,962	3,034
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,255	1,400
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,850	2,919
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	4,250	4,264
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	3,453	3,425
	Banco Santander SA	3.125%	2/23/23	8,776	9,137
	Banco Santander SA	3.848%	4/12/23	13,553	14,327
	Banco Santander SA	2.706%	6/27/24	7,078	7,450
	Banco Santander SA	0.701%	6/30/24	2,800	2,805
	Banco Santander SA	2.746%	5/28/25	11,950	12,592
	Banco Santander SA	5.179%	11/19/25	7,241	8,284
	Banco Santander SA	1.849%	3/25/26	5,350	5,411
	Bancolombia SA	3.000%	1/29/25	4,220	4,327
[2]	Bank of America Corp.	2.503%	10/21/22	20,637	20,774
[2]	Bank of America Corp.	3.300%	1/11/23	34,257	35,750
[2]	Bank of America Corp.	2.816%	7/21/23	20,233	20,736
	Bank of America Corp.	4.100%	7/24/23	14,075	15,125
[2]	Bank of America Corp.	3.004%	12/20/23	40,290	41,760
[2]	Bank of America Corp.	4.125%	1/22/24	3,970	4,323
[2]	Bank of America Corp.	3.550%	3/5/24	34,853	36,614
[2]	Bank of America Corp.	4.000%	4/1/24	5,614	6,121
[2]	Bank of America Corp.	1.486%	5/19/24	6,400	6,513
[2]	Bank of America Corp.	0.523%	6/14/24	15,000	14,996
[2]	Bank of America Corp.	3.864%	7/23/24	18,498	19,714
[2]	Bank of America Corp.	4.200%	8/26/24	22,192	24,358
[2]	Bank of America Corp.	0.810%	10/24/24	27,350	27,442
[2]	Bank of America Corp.	4.000%	1/22/25	16,531	18,133
[2]	Bank of America Corp.	3.458%	3/15/25	2,448	2,617
[2]	Bank of America Corp.	3.950%	4/21/25	24,416	26,811
	Bank of America Corp.	0.976%	4/22/25	16,207	16,258
[2]	Bank of America Corp.	3.875%	8/1/25	11,950	13,272
[2]	Bank of America Corp.	0.981%	9/25/25	13,045	13,030
[2]	Bank of America Corp.	3.093%	10/1/25	21,909	23,335
[2]	Bank of America Corp.	2.456%	10/22/25	25,730	26,925
[2]	Bank of America Corp.	3.366%	1/23/26	14,875	16,032
[2]	Bank of America Corp.	2.015%	2/13/26	33,825	34,874
[2]	Bank of America Corp.	4.450%	3/3/26	500	567
[2]	Bank of America Corp.	3.500%	4/19/26	200	220
[2]	Bank of America Corp.	1.319%	6/19/26	56,750	56,886
[2]	Bank of America Corp.	1.197%	10/24/26	16,126	15,995
[2]	Bank of America Corp.	1.658%	3/11/27	41,541	41,891
[2]	Bank of America Corp.	3.559%	4/23/27	30,857	33,784
[2]	Bank of Montreal	2.050%	11/1/22	1,994	2,041
[2]	Bank of Montreal	2.550%	11/6/22	200	206
	Bank of Montreal	0.450%	12/8/23	9,660	9,664
[2]	Bank of Montreal	3.300%	2/5/24	9,406	10,073
[2]	Bank of Montreal	2.500%	6/28/24	8,048	8,494
[2]	Bank of Montreal	1.850%	5/1/25	27,028	27,928
[2]	Bank of Montreal	0.949%	1/22/27	16,260	15,975
[2]	Bank of Montreal	4.338%	10/5/28	4,270	4,582
[2]	Bank of Montreal	4.800%	2/25/70	117	125
[2]	Bank of New York Mellon Corp.	1.950%	8/23/22	5,232	5,333
[2]	Bank of New York Mellon Corp.	1.850%	1/27/23	9,000	9,209
[2]	Bank of New York Mellon Corp.	2.950%	1/29/23	11,568	12,027
[2]	Bank of New York Mellon Corp.	3.500%	4/28/23	6,850	7,245
[2]	Bank of New York Mellon Corp.	3.450%	8/11/23	9,775	10,410
[2]	Bank of New York Mellon Corp.	2.200%	8/16/23	10,090	10,453
[2]	Bank of New York Mellon Corp.	0.350%	12/7/23	6,200	6,191
[2]	Bank of New York Mellon Corp.	0.500%	4/26/24	5,422	5,415
15

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,396
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	10,719	11,586
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	4,200	4,402
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,412	3,668
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	5,150	5,287
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	4,376	4,712
[2]	Bank of Nova Scotia	2.450%	9/19/22	4,696	4,819
	Bank of Nova Scotia	2.000%	11/15/22	7,261	7,426
	Bank of Nova Scotia	2.375%	1/18/23	1,975	2,036
	Bank of Nova Scotia	1.950%	2/1/23	13,660	14,002
	Bank of Nova Scotia	1.625%	5/1/23	2,050	2,096
	Bank of Nova Scotia	0.550%	9/15/23	5,550	5,563
	Bank of Nova Scotia	3.400%	2/11/24	15,755	16,872
	Bank of Nova Scotia	0.700%	4/15/24	11,500	11,511
	Bank of Nova Scotia	2.200%	2/3/25	17,914	18,703
	Bank of Nova Scotia	1.300%	6/11/25	1,600	1,615
	Bank of Nova Scotia	4.500%	12/16/25	9,841	11,163
	Bank of Nova Scotia	1.050%	3/2/26	8,670	8,584
	Bank of Nova Scotia	1.350%	6/24/26	4,000	4,000
	BankUnited Inc.	4.875%	11/17/25	2,757	3,142
[2]	Barclays Bank plc	3.750%	5/15/24	500	543
	Barclays plc	3.684%	1/10/23	9,265	9,422
[2]	Barclays plc	4.338%	5/16/24	30,154	32,147
	Barclays plc	4.375%	9/11/24	3,568	3,894
	Barclays plc	1.007%	12/10/24	500	502
	Barclays plc	3.650%	3/16/25	11,042	11,974
[2]	Barclays plc	3.932%	5/7/25	7,868	8,489
	Barclays plc	4.375%	1/12/26	21,161	23,709
[2]	Barclays plc	2.852%	5/7/26	15,116	15,967
	Barclays plc	5.200%	5/12/26	16,777	19,204
[2]	BBVA USA	3.875%	4/10/25	2,250	2,479
	Berkshire Hathaway Inc.	3.000%	2/11/23	3,280	3,422
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,597	18,261
	Berkshire Hathaway Inc.	3.125%	3/15/26	20,743	22,677
	BGC Partners Inc.	5.375%	7/24/23	5,314	5,743
	BGC Partners Inc.	3.750%	10/1/24	1,367	1,447
	BlackRock Inc.	3.500%	3/18/24	5,673	6,132
[2,4]	Blackstone Secured Lending Fund	3.650%	7/14/23	562	586
[2,4]	Blackstone Secured Lending Fund	3.625%	1/15/26	3,248	3,449
[2]	BNP Paribas SA	3.250%	3/3/23	8,306	8,700
[2]	BNP Paribas SA	4.250%	10/15/24	6,940	7,684
[2,4]	BPCE SA	3.000%	5/22/22	6,000	6,143
	BPCE SA	4.000%	4/15/24	6,993	7,626
	Brookfield Asset Management Inc.	4.000%	1/15/25	3,863	4,230
	Brookfield Finance Inc.	4.000%	4/1/24	6,035	6,525
	Brookfield Finance Inc.	4.250%	6/2/26	496	559
	Brown & Brown Inc.	4.200%	9/15/24	4,161	4,565
[2,4]	Business Development Corp. of America	3.250%	3/30/26	2,750	2,787
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	8,375	8,565
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	5,600	5,599
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	11,500	11,605
[2]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	5,420	5,546
[2]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,150	8,703
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	9,150	9,124
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	5,805	6,171
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,325	6,612
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	3,900	3,883
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	7,750	7,711
	Capital One Bank USA NA	3.375%	2/15/23	18,195	19,034
[2]	Capital One Bank USA NA	2.280%	1/28/26	400	415
	Capital One Financial Corp.	3.200%	1/30/23	4,425	4,609
16

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	2.600%	5/11/23	11,995	12,456
	Capital One Financial Corp.	3.500%	6/15/23	4,665	4,933
	Capital One Financial Corp.	3.900%	1/29/24	6,283	6,780
	Capital One Financial Corp.	3.750%	4/24/24	5,045	5,456
	Capital One Financial Corp.	3.300%	10/30/24	12,797	13,787
	Capital One Financial Corp.	3.200%	2/5/25	7,335	7,883
	Capital One Financial Corp.	4.250%	4/30/25	18,500	20,616
	Capital One Financial Corp.	4.200%	10/29/25	12,708	14,186
[2]	Capital One NA	2.150%	9/6/22	1,600	1,631
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,633
	Charles Schwab Corp.	2.650%	1/25/23	8,329	8,611
	Charles Schwab Corp.	3.550%	2/1/24	3,197	3,440
	Charles Schwab Corp.	0.750%	3/18/24	14,029	14,107
	Charles Schwab Corp.	3.000%	3/10/25	1,826	1,957
	Charles Schwab Corp.	4.200%	3/24/25	6,125	6,839
	Charles Schwab Corp.	3.850%	5/21/25	5,025	5,557
	Charles Schwab Corp.	1.150%	5/13/26	25,050	25,026
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,961	5,109
	Chubb INA Holdings Inc.	2.700%	3/13/23	6,809	7,081
	Chubb INA Holdings Inc.	3.350%	5/15/24	6,119	6,598
	Chubb INA Holdings Inc.	3.150%	3/15/25	17,537	18,950
	Chubb INA Holdings Inc.	3.350%	5/3/26	4,655	5,117
[2]	CIT Bank NA	2.969%	9/27/25	2,450	2,572
[2]	Citibank NA	3.650%	1/23/24	9,470	10,191
	Citigroup Inc.	4.050%	7/30/22	9,197	9,555
	Citigroup Inc.	2.700%	10/27/22	11,615	11,947
	Citigroup Inc.	3.375%	3/1/23	625	655
	Citigroup Inc.	3.500%	5/15/23	16,320	17,202
[2]	Citigroup Inc.	2.876%	7/24/23	16,599	17,022
	Citigroup Inc.	3.875%	10/25/23	14,367	15,506
[2]	Citigroup Inc.	1.678%	5/15/24	20,647	21,084
[2]	Citigroup Inc.	4.044%	6/1/24	22,373	23,839
	Citigroup Inc.	3.750%	6/16/24	11,250	12,240
	Citigroup Inc.	4.000%	8/5/24	650	708
	Citigroup Inc.	0.776%	10/30/24	16,800	16,840
	Citigroup Inc.	3.875%	3/26/25	1,965	2,157
[2]	Citigroup Inc.	3.352%	4/24/25	16,166	17,242
	Citigroup Inc.	3.300%	4/27/25	1,621	1,763
	Citigroup Inc.	0.981%	5/1/25	5,875	5,890
	Citigroup Inc.	4.400%	6/10/25	19,434	21,710
	Citigroup Inc.	5.500%	9/13/25	10,345	12,055
	Citigroup Inc.	3.700%	1/12/26	15,337	16,950
	Citigroup Inc.	4.600%	3/9/26	8,381	9,547
[2]	Citigroup Inc.	3.106%	4/8/26	43,819	46,879
	Citigroup Inc.	3.400%	5/1/26	5,404	5,907
	Citigroup Inc.	1.122%	1/28/27	10,150	10,008
[2]	Citizens Bank NA	3.700%	3/29/23	5,618	5,913
[2]	Citizens Bank NA	2.250%	4/28/25	3,062	3,199
[2]	Citizens Bank NA	3.750%	2/18/26	5,271	5,843
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	4,445
	CME Group Inc.	3.000%	9/15/22	3,392	3,500
	CME Group Inc.	3.000%	3/15/25	8,883	9,522
	CNA Financial Corp.	3.950%	5/15/24	3,849	4,171
	CNA Financial Corp.	4.500%	3/1/26	558	633
	CNO Financial Group Inc.	5.250%	5/30/25	7,700	8,735
[2]	Comerica Bank	2.500%	7/23/24	3,355	3,533
	Comerica Inc.	3.700%	7/31/23	10,771	11,455
	Cooperatieve Rabobank UA	3.950%	11/9/22	14,915	15,612
	Cooperatieve Rabobank UA	2.750%	1/10/23	3,950	4,093
	Cooperatieve Rabobank UA	4.625%	12/1/23	10,073	11,009
	Cooperatieve Rabobank UA	0.375%	1/12/24	2,405	2,396
17

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	17,010	18,582
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,499	12,820
	Credit Suisse AG	1.000%	5/5/23	11,510	11,627
	Credit Suisse AG	0.495%	2/2/24	6,675	6,651
[2]	Credit Suisse AG	3.625%	9/9/24	18,644	20,247
	Credit Suisse AG	2.950%	4/9/25	43,644	46,767
	Credit Suisse Group AG	3.800%	6/9/23	8,588	9,095
	Credit Suisse Group AG	3.750%	3/26/25	15,890	17,234
	Credit Suisse Group AG	4.550%	4/17/26	7,166	8,110
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	14,583	15,164
[2]	Deutsche Bank AG	3.300%	11/16/22	12,129	12,551
	Deutsche Bank AG	3.950%	2/27/23	22,779	23,912
[2]	Deutsche Bank AG	3.700%	5/30/24	19,305	20,704
	Deutsche Bank AG	3.700%	5/30/24	1,950	2,093
[2]	Deutsche Bank AG	2.222%	9/18/24	14,425	14,812
	Deutsche Bank AG	1.447%	4/1/25	4,555	4,579
[2]	Deutsche Bank AG	3.961%	11/26/25	1,600	1,731
	Deutsche Bank AG	4.100%	1/13/26	100	110
[2]	Deutsche Bank AG	4.100%	1/13/26	3,300	3,618
	Deutsche Bank AG	1.686%	3/19/26	6,354	6,410
	Deutsche Bank AG	2.129%	11/24/26	5,850	5,940
[2]	Discover Bank	3.350%	2/6/23	5,866	6,116
[2]	Discover Bank	4.200%	8/8/23	13,325	14,351
	Discover Bank	2.450%	9/12/24	11,835	12,382
[2]	Discover Bank	4.250%	3/13/26	2,731	3,068
[2]	Discover Bank	4.682%	8/9/28	10,570	11,225
	Discover Financial Services	3.850%	11/21/22	12,324	12,912
	Discover Financial Services	3.950%	11/6/24	786	858
	Discover Financial Services	3.750%	3/4/25	1,720	1,877
	Discover Financial Services	4.500%	1/30/26	3,092	3,500
	E*TRADE Financial Corp.	2.950%	8/24/22	4,675	4,800
	Eaton Vance Corp.	3.625%	6/15/23	2,750	2,911
	Equitable Holdings Inc.	3.900%	4/20/23	4,436	4,692
	Fidelity National Financial Inc.	5.500%	9/1/22	3,085	3,253
	Fifth Third Bancorp	1.625%	5/5/23	2,700	2,754
	Fifth Third Bancorp	4.300%	1/16/24	10,385	11,263
	Fifth Third Bancorp	3.650%	1/25/24	16,822	18,029
	Fifth Third Bancorp	2.375%	1/28/25	2,144	2,247
[2]	Fifth Third Bank NA	1.800%	1/30/23	4,788	4,893
[2]	Fifth Third Bank NA	3.850%	3/15/26	11,932	13,244
	First American Financial Corp.	4.600%	11/15/24	1,349	1,493
	First Horizon Corp.	4.000%	5/26/25	1,350	1,489
[2]	First Republic Bank	1.912%	2/12/24	1,750	1,786
	FNB Corp.	2.200%	2/24/23	1,650	1,676
	Franklin Resources Inc.	2.800%	9/15/22	1,160	1,194
	Franklin Resources Inc.	2.850%	3/30/25	3,979	4,260
	FS KKR Capital Corp.	4.625%	7/15/24	5,732	6,182
	FS KKR Capital Corp.	4.125%	2/1/25	3,499	3,722
	FS KKR Capital Corp.	3.400%	1/15/26	5,711	5,907
	GATX Corp.	3.900%	3/30/23	2,825	2,979
	GATX Corp.	3.250%	3/30/25	2,338	2,503
	GE Capital Funding LLC	3.450%	5/15/25	13,145	14,292
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	13,561	14,795
	Global Payments Inc.	3.750%	6/1/23	5,570	5,862
	Global Payments Inc.	4.000%	6/1/23	7,117	7,564
	Global Payments Inc.	2.650%	2/15/25	10,925	11,508
	Global Payments Inc.	4.800%	4/1/26	5,666	6,497
	Goldman Sachs BDC Inc.	3.750%	2/10/25	2,890	3,090
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,069	4,202
[2]	Goldman Sachs Group Inc.	2.876%	10/31/22	19,869	20,024
	Goldman Sachs Group Inc.	3.625%	1/22/23	11,991	12,582
18

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Goldman Sachs Group Inc.	0.481%	1/27/23	19,000	19,001
	Goldman Sachs Group Inc.	3.200%	2/23/23	5,525	5,763
	Goldman Sachs Group Inc.	0.523%	3/8/23	5,000	5,003
[2]	Goldman Sachs Group Inc.	2.905%	7/24/23	14,789	15,159
[2]	Goldman Sachs Group Inc.	0.627%	11/17/23	28,931	28,947
	Goldman Sachs Group Inc.	3.625%	2/20/24	19,650	21,062
	Goldman Sachs Group Inc.	4.000%	3/3/24	11,741	12,753
	Goldman Sachs Group Inc.	0.673%	3/8/24	14,281	14,307
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	16,281	17,608
[2]	Goldman Sachs Group Inc.	0.657%	9/10/24	10,000	9,982
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,264	6,772
	Goldman Sachs Group Inc.	3.500%	4/1/25	33,486	36,318
	Goldman Sachs Group Inc.	3.750%	5/22/25	19,037	20,830
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	36,536	39,078
	Goldman Sachs Group Inc.	4.250%	10/21/25	24,511	27,423
	Goldman Sachs Group Inc.	3.750%	2/25/26	12,306	13,614
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	10,212	10,056
	Goldman Sachs Group Inc.	1.431%	3/9/27	23,594	23,525
	Golub Capital BDC Inc.	3.375%	4/15/24	1,850	1,932
	Hanover Insurance Group Inc.	4.500%	4/15/26	1,635	1,854
	HSBC Holdings plc	3.600%	5/25/23	15,080	15,966
[2]	HSBC Holdings plc	3.033%	11/22/23	15,100	15,641
	HSBC Holdings plc	4.250%	3/14/24	15,640	16,949
[2]	HSBC Holdings plc	3.950%	5/18/24	15,428	16,384
[2]	HSBC Holdings plc	3.803%	3/11/25	38,675	41,586
	HSBC Holdings plc	4.250%	8/18/25	6,400	7,080
[2]	HSBC Holdings plc	2.633%	11/7/25	30,409	31,918
	HSBC Holdings plc	4.300%	3/8/26	28,595	32,280
[2]	HSBC Holdings plc	1.645%	4/18/26	23,237	23,548
	HSBC Holdings plc	3.900%	5/25/26	30,299	33,676
[2]	HSBC Holdings plc	2.099%	6/4/26	34,030	35,002
[2]	HSBC Holdings plc	4.292%	9/12/26	11,077	12,328
	HSBC Holdings plc	1.589%	5/24/27	14,600	14,619
	HSBC USA Inc.	3.500%	6/23/24	7,491	8,114
	Huntington Bancshares Inc.	2.625%	8/6/24	6,435	6,796
	Huntington Bancshares Inc.	4.000%	5/15/25	7,326	8,132
[2]	Huntington National Bank	2.500%	8/7/22	11,931	12,199
	Huntington National Bank	1.800%	2/3/23	4,535	4,630
[2]	Huntington National Bank	3.550%	10/6/23	1,900	2,025
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,050	7,254
	ING Groep NV	4.100%	10/2/23	11,665	12,572
	ING Groep NV	3.550%	4/9/24	5,813	6,259
	ING Groep NV	1.726%	4/1/27	1,353	1,365
	Intercontinental Exchange Inc.	2.350%	9/15/22	2,775	2,835
	Intercontinental Exchange Inc.	0.700%	6/15/23	10,320	10,365
	Intercontinental Exchange Inc.	3.450%	9/21/23	3,752	3,985
	Intercontinental Exchange Inc.	4.000%	10/15/23	6,635	7,147
	Intercontinental Exchange Inc.	3.750%	12/1/25	6,720	7,443
	International Lease Finance Corp.	5.875%	8/15/22	9,345	9,883
	Invesco Finance plc	3.125%	11/30/22	5,675	5,887
	Invesco Finance plc	4.000%	1/30/24	4,799	5,203
	Janus Capital Group Inc.	4.875%	8/1/25	2,311	2,614
	Jefferies Financial Group Inc.	5.500%	10/18/23	6,392	6,873
	JPMorgan Chase & Co.	3.250%	9/23/22	24,864	25,756
	JPMorgan Chase & Co.	2.972%	1/15/23	15,948	16,175
	JPMorgan Chase & Co.	3.200%	1/25/23	20,536	21,451
	JPMorgan Chase & Co.	3.375%	5/1/23	19,998	21,052
	JPMorgan Chase & Co.	2.700%	5/18/23	16,105	16,740
	JPMorgan Chase & Co.	3.875%	2/1/24	14,950	16,203
	JPMorgan Chase & Co.	0.697%	3/16/24	800	803
[2]	JPMorgan Chase & Co.	3.559%	4/23/24	32,769	34,555
19

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.625%	5/13/24	13,698	14,847
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	9,908	10,095
[2]	JPMorgan Chase & Co.	3.797%	7/23/24	17,790	18,941
	JPMorgan Chase & Co.	3.875%	9/10/24	12,544	13,675
[2]	JPMorgan Chase & Co.	0.653%	9/16/24	18,125	18,135
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	5,518	5,956
	JPMorgan Chase & Co.	3.125%	1/23/25	1,356	1,455
	JPMorgan Chase & Co.	0.563%	2/16/25	200	199
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	18,150	19,278
	JPMorgan Chase & Co.	0.824%	6/1/25	20,000	19,957
	JPMorgan Chase & Co.	0.969%	6/23/25	5,000	5,006
	JPMorgan Chase & Co.	3.900%	7/15/25	2,834	3,134
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	22,047	22,944
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	31,078	32,089
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	75,250	77,816
	JPMorgan Chase & Co.	1.045%	11/19/26	23,820	23,524
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	15,275	17,008
	JPMorgan Chase & Co.	1.040%	2/4/27	46,150	45,361
	JPMorgan Chase & Co.	1.578%	4/22/27	62,050	62,383
	Kemper Corp.	4.350%	2/15/25	2,898	3,177
[2]	KeyBank NA	2.300%	9/14/22	8,107	8,297
[2]	KeyBank NA	3.375%	3/7/23	5,020	5,271
[2]	KeyBank NA	1.250%	3/10/23	1,108	1,125
[2]	KeyBank NA	0.423%	1/3/24	9,700	9,700
[2]	KeyBank NA	0.433%	6/14/24	8,000	8,003
[2]	KeyBank NA	3.300%	6/1/25	1,787	1,953
[2]	KeyCorp	4.150%	10/29/25	5,051	5,696
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	573	636
	Lazard Group LLC	3.750%	2/13/25	3,015	3,291
	Legg Mason Inc.	4.750%	3/15/26	3,364	3,918
	Lincoln National Corp.	4.000%	9/1/23	2,632	2,826
	Lincoln National Corp.	3.350%	3/9/25	4,375	4,738
[2]	Lloyds Banking Group plc	1.326%	6/15/23	22,300	22,481
	Lloyds Banking Group plc	4.050%	8/16/23	16,290	17,460
[2]	Lloyds Banking Group plc	2.907%	11/7/23	11,253	11,604
	Lloyds Banking Group plc	3.900%	3/12/24	1,210	1,311
	Lloyds Banking Group plc	0.695%	5/11/24	7,125	7,143
	Lloyds Banking Group plc	4.500%	11/4/24	5,687	6,286
	Lloyds Banking Group plc	4.450%	5/8/25	3,842	4,310
[2]	Lloyds Banking Group plc	3.870%	7/9/25	33,294	36,078
[2]	Lloyds Banking Group plc	2.438%	2/5/26	6,550	6,837
	Lloyds Banking Group plc	4.650%	3/24/26	9,028	10,212
	Lloyds Banking Group plc	1.627%	5/11/27	250	250
	Loews Corp.	2.625%	5/15/23	4,985	5,164
	M&T Bank Corp.	3.550%	7/26/23	11,950	12,696
	Main Street Capital Corp.	5.200%	5/1/24	3,000	3,266
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,471	3,713
	Manulife Financial Corp.	4.150%	3/4/26	7,743	8,746
	Markel Corp.	4.900%	7/1/22	2,700	2,812
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	3,086	3,222
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,141
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	9,865	10,702
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,580	4,927
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	5,330	5,795
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,536	5,042
	Mastercard Inc.	3.375%	4/1/24	6,293	6,786
	Mastercard Inc.	2.000%	3/3/25	5,051	5,280
	MetLife Inc.	3.048%	12/15/22	6,345	6,556
[2]	MetLife Inc.	4.368%	9/15/23	9,814	10,635
	MetLife Inc.	3.600%	4/10/24	6,722	7,271
	MetLife Inc.	3.000%	3/1/25	3,045	3,272
20

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	3.600%	11/13/25	4,613	5,097
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	14,602	14,952
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	16,768	17,187
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,201	12,817
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	21,490	22,944
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,966	4,140
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	12,425	13,309
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,225	7,648
[2]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	13,850	13,917
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	25,425	26,462
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	13,675	13,822
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,200	5,812
	Mizuho Financial Group Inc.	2.601%	9/11/22	5,100	5,235
	Mizuho Financial Group Inc.	3.549%	3/5/23	9,366	9,856
[2]	Mizuho Financial Group Inc.	2.721%	7/16/23	12,930	13,238
[2]	Mizuho Financial Group Inc.	1.241%	7/10/24	4,925	4,991
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	5,275	5,299
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	7,995	8,562
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	5,158	5,444
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	3,225	3,375
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,783	5,983
	Mizuho Financial Group Inc.	1.234%	5/22/27	200	197
	Morgan Stanley	4.875%	11/1/22	9,921	10,496
[2]	Morgan Stanley	3.125%	1/23/23	14,159	14,765
[2]	Morgan Stanley	3.750%	2/25/23	19,167	20,200
[2]	Morgan Stanley	4.100%	5/22/23	18,735	19,936
[2]	Morgan Stanley	0.560%	11/10/23	15,475	15,492
[2]	Morgan Stanley	0.529%	1/25/24	17,000	16,995
	Morgan Stanley	0.731%	4/5/24	21,450	21,497
[2]	Morgan Stanley	3.737%	4/24/24	18,655	19,725
[2]	Morgan Stanley	3.875%	4/29/24	37,324	40,578
[2]	Morgan Stanley	3.700%	10/23/24	17,965	19,588
	Morgan Stanley	0.790%	5/30/25	42,615	42,447
[2]	Morgan Stanley	2.720%	7/22/25	5,612	5,908
[2]	Morgan Stanley	4.000%	7/23/25	11,224	12,497
[2]	Morgan Stanley	0.864%	10/21/25	4,942	4,942
	Morgan Stanley	5.000%	11/24/25	8,949	10,322
[2]	Morgan Stanley	3.875%	1/27/26	21,255	23,758
[2]	Morgan Stanley	2.188%	4/28/26	64,100	66,583
	Morgan Stanley	0.985%	12/10/26	18,650	18,374
	Morgan Stanley	1.593%	5/4/27	21,982	22,133
	MUFG Americas Holdings Corp.	3.500%	6/18/22	7,975	8,222
	MUFG Americas Holdings Corp.	3.000%	2/10/25	420	448
[2]	MUFG Union Bank NA	2.100%	12/9/22	3,085	3,157
	Nasdaq Inc.	0.445%	12/21/22	1,400	1,400
	Nasdaq Inc.	4.250%	6/1/24	2,853	3,121
	Nasdaq Inc.	3.850%	6/30/26	1,416	1,577
	National Australia Bank Ltd.	1.875%	12/13/22	2,516	2,573
	National Australia Bank Ltd.	3.000%	1/20/23	6,731	7,006
	National Australia Bank Ltd.	2.875%	4/12/23	350	365
	National Australia Bank Ltd.	3.625%	6/20/23	5,100	5,425
	National Australia Bank Ltd.	3.375%	1/14/26	223	246
[2]	National Bank of Canada	2.100%	2/1/23	9,481	9,728
[2]	National Bank of Canada	0.900%	8/15/23	4,750	4,775
[2]	National Bank of Canada	0.550%	11/15/24	3,400	3,385
	Natwest Group plc	3.875%	9/12/23	21,001	22,434
	Natwest Group plc	6.000%	12/19/23	6,144	6,889
[2]	Natwest Group plc	2.359%	5/22/24	17,201	17,725
	Natwest Group plc	5.125%	5/28/24	15,972	17,736
[2]	Natwest Group plc	4.519%	6/25/24	15,825	16,989
[2]	Natwest Group plc	4.269%	3/22/25	4,071	4,417
21

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Natwest Group plc	4.800%	4/5/26	9,113	10,434
[2]	Natwest Group plc	3.754%	11/1/29	900	958
	Nomura Holdings Inc.	2.648%	1/16/25	10,045	10,550
	Nomura Holdings Inc.	1.851%	7/16/25	15,250	15,573
	Northern Trust Corp.	2.375%	8/2/22	2,045	2,093
	Northern Trust Corp.	3.950%	10/30/25	4,960	5,598
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,700	2,831
	Old Republic International Corp.	4.875%	10/1/24	3,080	3,441
	ORIX Corp.	2.900%	7/18/22	4,395	4,508
	ORIX Corp.	3.250%	12/4/24	2,327	2,507
	Owl Rock Capital Corp.	5.250%	4/15/24	3,180	3,476
	Owl Rock Capital Corp.	4.000%	3/30/25	5,463	5,824
	Owl Rock Capital Corp.	3.750%	7/22/25	3,698	3,914
	Owl Rock Capital Corp.	4.250%	1/15/26	2,265	2,446
	PayPal Holdings Inc.	2.200%	9/26/22	10,078	10,321
	PayPal Holdings Inc.	1.350%	6/1/23	4,875	4,963
	PayPal Holdings Inc.	2.400%	10/1/24	8,986	9,472
	PayPal Holdings Inc.	1.650%	6/1/25	6,900	7,085
	People's United Bank NA	4.000%	7/15/24	550	589
	People's United Financial Inc.	3.650%	12/6/22	6,985	7,230
[2]	PNC Bank NA	2.450%	7/28/22	1,450	1,482
[2]	PNC Bank NA	2.700%	11/1/22	11,637	11,984
[2]	PNC Bank NA	2.028%	12/9/22	4,370	4,401
[2]	PNC Bank NA	2.950%	1/30/23	9,600	9,954
[2]	PNC Bank NA	3.500%	6/8/23	5,450	5,769
	PNC Bank NA	3.800%	7/25/23	4,275	4,554
[2]	PNC Bank NA	3.300%	10/30/24	15,638	16,970
[2]	PNC Bank NA	2.950%	2/23/25	4,750	5,097
[2]	PNC Bank NA	3.250%	6/1/25	587	638
[2]	PNC Bank NA	4.200%	11/1/25	4,741	5,370
	PNC Financial Services Group Inc.	2.854%	11/9/22	7,812	8,077
	PNC Financial Services Group Inc.	3.500%	1/23/24	8,085	8,680
	PNC Financial Services Group Inc.	3.900%	4/29/24	9,797	10,646
	PNC Financial Services Group Inc.	2.200%	11/1/24	1,768	1,854
	Primerica Inc.	4.750%	7/15/22	2,900	3,023
	Principal Financial Group Inc.	3.300%	9/15/22	1,865	1,929
	Principal Financial Group Inc.	3.125%	5/15/23	4,724	4,959
	Principal Financial Group Inc.	3.400%	5/15/25	2,411	2,614
	Prospect Capital Corp.	5.875%	3/15/23	376	399
	Prospect Capital Corp.	3.706%	1/22/26	3,203	3,291
[2]	Prudential Financial Inc.	3.500%	5/15/24	4,600	4,980
[2]	Prudential Financial Inc.	5.875%	9/15/42	5,339	5,636
[2]	Prudential Financial Inc.	5.625%	6/15/43	7,610	8,192
[2]	Prudential Financial Inc.	5.200%	3/15/44	6,485	6,992
[2]	Prudential Financial Inc.	5.375%	5/15/45	4,901	5,423
	Regions Financial Corp.	3.800%	8/14/23	7,207	7,685
	Regions Financial Corp.	2.250%	5/18/25	3,484	3,630
[2]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	3,987
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,784
[2]	Royal Bank of Canada	1.950%	1/17/23	9,134	9,360
[2]	Royal Bank of Canada	1.600%	4/17/23	9,050	9,248
[2]	Royal Bank of Canada	3.700%	10/5/23	14,164	15,190
[2]	Royal Bank of Canada	0.500%	10/26/23	10,580	10,591
[2]	Royal Bank of Canada	0.425%	1/19/24	6,750	6,730
[2]	Royal Bank of Canada	2.550%	7/16/24	9,878	10,422
[2]	Royal Bank of Canada	2.250%	11/1/24	22,433	23,509
[2]	Royal Bank of Canada	1.150%	6/10/25	10,242	10,299
[2]	Royal Bank of Canada	0.875%	1/20/26	10,750	10,608
[2]	Royal Bank of Canada	4.650%	1/27/26	13,387	15,342
	Royal Bank of Canada	1.200%	4/27/26	14,055	14,040
	Santander Holdings USA Inc.	3.400%	1/18/23	11,850	12,332
22

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	3.500%	6/7/24	10,188	10,903
	Santander Holdings USA Inc.	3.450%	6/2/25	509	547
	Santander Holdings USA Inc.	4.500%	7/17/25	10,705	11,878
	Santander Holdings USA Inc.	3.244%	10/5/26	11,149	11,912
	Santander UK Group Holdings plc	3.571%	1/10/23	4,800	4,877
[2]	Santander UK Group Holdings plc	3.373%	1/5/24	11,950	12,438
[2]	Santander UK Group Holdings plc	4.796%	11/15/24	7,025	7,683
	Santander UK Group Holdings plc	1.089%	3/15/25	8,000	8,031
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	6,400	6,412
	Santander UK Group Holdings plc	1.673%	6/14/27	10,000	9,981
	Santander UK plc	2.100%	1/13/23	6,345	6,510
	Santander UK plc	4.000%	3/13/24	11,198	12,201
	Santander UK plc	2.875%	6/18/24	4,682	4,973
[2]	Signature Bank	4.000%	10/15/30	2,600	2,752
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,787	1,901
	Sompo International Holdings Ltd.	4.700%	10/15/22	330	347
	State Street Corp.	3.100%	5/15/23	5,214	5,477
	State Street Corp.	3.700%	11/20/23	11,651	12,571
[2]	State Street Corp.	3.776%	12/3/24	6,395	6,891
	State Street Corp.	3.300%	12/16/24	12,683	13,821
	State Street Corp.	3.550%	8/18/25	9,232	10,232
[2]	State Street Corp.	2.354%	11/1/25	5,350	5,627
	State Street Corp.	2.901%	3/30/26	6,584	7,018
	State Street Corp.	2.650%	5/19/26	473	507
	Stifel Financial Corp.	4.250%	7/18/24	2,135	2,343
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,360	3,462
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,200	1,248
[2]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,000	1,077
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,205	5,725
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	16,207	16,618
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,936	7,148
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	13,850	14,433
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,671	6,050
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,719	9,405
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	4,165	4,150
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	15,023	15,879
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	4,400	4,617
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	6,325	6,610
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	34,621	35,019
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	7,762	7,667
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,813	9,809
	SVB Financial Group	3.500%	1/29/25	2,270	2,457
[2]	Svenska Handelsbanken AB	3.900%	11/20/23	7,943	8,607
	Swiss Re America Holding Corp.	7.000%	2/15/26	4,673	5,841
	Synchrony Financial	2.850%	7/25/22	5,429	5,557
	Synchrony Financial	4.375%	3/19/24	5,645	6,148
	Synchrony Financial	4.250%	8/15/24	10,040	10,973
	Synchrony Financial	4.500%	7/23/25	4,900	5,487
	Synovus Financial Corp.	3.125%	11/1/22	2,550	2,622
	TD Ameritrade Holding Corp.	3.750%	4/1/24	3,500	3,794
	TD Ameritrade Holding Corp.	3.625%	4/1/25	1,009	1,103
[2]	Toronto-Dominion Bank	1.900%	12/1/22	15,589	15,940
[2]	Toronto-Dominion Bank	0.250%	1/6/23	9,601	9,592
[2]	Toronto-Dominion Bank	0.300%	6/2/23	10,000	9,987
[2]	Toronto-Dominion Bank	0.750%	6/12/23	111	112
[2]	Toronto-Dominion Bank	3.500%	7/19/23	18,608	19,789
[2]	Toronto-Dominion Bank	0.450%	9/11/23	8,530	8,535
	Toronto-Dominion Bank	0.550%	3/4/24	115	115
[2]	Toronto-Dominion Bank	3.250%	3/11/24	8,212	8,796
[2]	Toronto-Dominion Bank	2.650%	6/12/24	26,335	27,880
[2]	Toronto-Dominion Bank	1.150%	6/12/25	5,107	5,145
23

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toronto-Dominion Bank	0.750%	9/11/25	22,066	21,856
[2]	Toronto-Dominion Bank	0.750%	1/6/26	4,165	4,109
[2]	Toronto-Dominion Bank	1.200%	6/3/26	1,000	1,002
	Trinity Acquisition plc	4.400%	3/15/26	4,563	5,144
[2]	Truist Bank	2.450%	8/1/22	15,791	16,132
[2]	Truist Bank	3.000%	2/2/23	5,935	6,174
[2]	Truist Bank	1.250%	3/9/23	16,543	16,790
[2]	Truist Bank	2.750%	5/1/23	3,142	3,275
[2]	Truist Bank	3.200%	4/1/24	11,575	12,384
[2]	Truist Bank	3.689%	8/2/24	15,462	16,494
[2]	Truist Bank	2.150%	12/6/24	9,125	9,544
[2]	Truist Bank	1.500%	3/10/25	9,494	9,708
[2]	Truist Bank	3.625%	9/16/25	13,309	14,648
[2]	Truist Financial Corp.	2.200%	3/16/23	5,468	5,629
[2]	Truist Financial Corp.	3.750%	12/6/23	7,166	7,707
[2]	Truist Financial Corp.	2.500%	8/1/24	3,345	3,527
[2]	Truist Financial Corp.	2.850%	10/26/24	11,722	12,539
	Truist Financial Corp.	4.000%	5/1/25	15,413	17,119
[2]	Truist Financial Corp.	3.700%	6/5/25	1,050	1,157
[2]	Truist Financial Corp.	1.267%	3/2/27	9,729	9,720
	Unum Group	4.000%	3/15/24	3,405	3,677
[2]	US Bancorp	2.950%	7/15/22	12,381	12,701
[2]	US Bancorp	3.700%	1/30/24	8,785	9,467
	US Bancorp	3.375%	2/5/24	8,800	9,417
	US Bancorp	2.400%	7/30/24	8,805	9,270
[2]	US Bancorp	3.600%	9/11/24	3,542	3,857
	US Bancorp	1.450%	5/12/25	10,300	10,530
[2]	US Bancorp	3.950%	11/17/25	2,370	2,664
[2]	US Bancorp	3.100%	4/27/26	12,509	13,620
	US Bank NA	1.950%	1/9/23	10,719	10,979
[2]	US Bank NA	2.850%	1/23/23	6,585	6,834
[2]	US Bank NA	3.400%	7/24/23	8,005	8,488
[2]	US Bank NA	2.050%	1/21/25	6,600	6,889
[2]	US Bank NA	2.800%	1/27/25	6,505	6,951
	Visa Inc.	2.150%	9/15/22	6,895	7,039
	Visa Inc.	2.800%	12/14/22	17,986	18,573
	Visa Inc.	3.150%	12/14/25	35,766	39,131
	Voya Financial Inc.	3.125%	7/15/24	3,950	4,207
[2]	Voya Financial Inc.	5.650%	5/15/53	5,000	5,353
[2]	Wells Fargo & Co.	2.625%	7/22/22	400	410
[2]	Wells Fargo & Co.	3.450%	2/13/23	10,510	11,016
	Wells Fargo & Co.	4.125%	8/15/23	9,631	10,351
	Wells Fargo & Co.	4.480%	1/16/24	3,168	3,468
[2]	Wells Fargo & Co.	3.750%	1/24/24	14,550	15,648
[2]	Wells Fargo & Co.	1.654%	6/2/24	24,325	24,849
[2]	Wells Fargo & Co.	3.300%	9/9/24	2,480	2,673
[2]	Wells Fargo & Co.	3.000%	2/19/25	18,550	19,854
[2]	Wells Fargo & Co.	3.550%	9/29/25	22,018	24,210
[2]	Wells Fargo & Co.	2.406%	10/30/25	37,227	38,949
[2]	Wells Fargo & Co.	2.164%	2/11/26	48,090	49,895
	Wells Fargo & Co.	3.000%	4/22/26	28,322	30,460
[2]	Wells Fargo & Co.	2.188%	4/30/26	35,266	36,613
[2]	Wells Fargo & Co.	4.100%	6/3/26	10,144	11,392
[2]	Wells Fargo Bank NA	3.550%	8/14/23	18,196	19,362
	Western Union Co.	4.250%	6/9/23	1,193	1,272
	Western Union Co.	2.850%	1/10/25	5,559	5,885
	Western Union Co.	1.350%	3/15/26	4,650	4,623
	Westpac Banking Corp.	2.750%	1/11/23	8,151	8,453
	Westpac Banking Corp.	2.000%	1/13/23	8,036	8,242
	Westpac Banking Corp.	3.650%	5/15/23	12,282	13,032
	Westpac Banking Corp.	3.300%	2/26/24	9,256	9,923
24

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.350%	2/19/25	17,550	18,447
	Westpac Banking Corp.	2.850%	5/13/26	20,788	22,430
[2]	Westpac Banking Corp.	2.894%	2/4/30	9,565	9,922
	Willis North America Inc.	3.600%	5/15/24	5,803	6,241
	XLIT Ltd.	4.450%	3/31/25	5,681	6,371
					7,092,921
Health Care (2.46%)
	Abbott Laboratories	3.400%	11/30/23	10,282	10,959
	Abbott Laboratories	2.950%	3/15/25	475	510
	Abbott Laboratories	3.875%	9/15/25	7,606	8,488
	AbbVie Inc.	3.250%	10/1/22	22,165	22,784
	AbbVie Inc.	2.900%	11/6/22	22,604	23,354
	AbbVie Inc.	3.200%	11/6/22	21,483	22,183
	AbbVie Inc.	2.300%	11/21/22	16,770	17,214
	AbbVie Inc.	2.850%	5/14/23	11,526	12,000
	AbbVie Inc.	3.750%	11/14/23	11,484	12,323
	AbbVie Inc.	3.850%	6/15/24	10,097	10,948
	AbbVie Inc.	2.600%	11/21/24	34,282	36,162
	AbbVie Inc.	3.800%	3/15/25	23,907	26,146
	AbbVie Inc.	3.600%	5/14/25	33,404	36,466
	AbbVie Inc.	3.200%	5/14/26	1,325	1,436
	Aetna Inc.	2.750%	11/15/22	7,458	7,660
	Aetna Inc.	2.800%	6/15/23	5,938	6,181
	Aetna Inc.	3.500%	11/15/24	1,745	1,888
	Agilent Technologies Inc.	3.875%	7/15/23	1,870	1,984
	AmerisourceBergen Corp.	0.737%	3/15/23	5,000	5,010
	AmerisourceBergen Corp.	3.400%	5/15/24	9,451	10,102
	AmerisourceBergen Corp.	3.250%	3/1/25	3,792	4,072
	Amgen Inc.	2.250%	8/19/23	5,915	6,125
	Amgen Inc.	3.625%	5/22/24	7,380	7,946
	Amgen Inc.	1.900%	2/21/25	7,233	7,482
	Amgen Inc.	3.125%	5/1/25	2,100	2,259
	Anthem Inc.	2.950%	12/1/22	8,831	9,131
	Anthem Inc.	3.300%	1/15/23	10,767	11,234
	Anthem Inc.	0.450%	3/15/23	1,900	1,902
	Anthem Inc.	3.500%	8/15/24	18,373	19,782
	Anthem Inc.	3.350%	12/1/24	10,564	11,396
	Anthem Inc.	2.375%	1/15/25	7,487	7,839
	Anthem Inc.	1.500%	3/15/26	6,625	6,706
	Astrazeneca Finance LLC	0.700%	5/28/24	10,000	9,989
	Astrazeneca Finance LLC	1.200%	5/28/26	9,850	9,816
	AstraZeneca plc	0.300%	5/26/23	5,000	4,986
	AstraZeneca plc	3.500%	8/17/23	5,839	6,202
	AstraZeneca plc	3.375%	11/16/25	15,384	16,847
	AstraZeneca plc	0.700%	4/8/26	9,138	8,903
	Baxalta Inc.	3.600%	6/23/22	1,146	1,175
	Baxalta Inc.	4.000%	6/23/25	9,900	10,943
	Becton Dickinson & Co.	3.875%	5/15/24	2,200	2,362
	Becton Dickinson & Co.	3.363%	6/6/24	15,808	16,936
	Becton Dickinson & Co.	3.734%	12/15/24	10,008	10,901
	Biogen Inc.	3.625%	9/15/22	6,083	6,316
	Biogen Inc.	4.050%	9/15/25	11,632	12,952
	Boston Scientific Corp.	3.450%	3/1/24	10,004	10,683
	Boston Scientific Corp.	3.850%	5/15/25	1,979	2,185
	Boston Scientific Corp.	1.900%	6/1/25	10,451	10,784
	Boston Scientific Corp.	3.750%	3/1/26	6,798	7,547
	Bristol-Myers Squibb Co.	2.000%	8/1/22	5,335	5,436
	Bristol-Myers Squibb Co.	3.250%	8/15/22	13,182	13,607
	Bristol-Myers Squibb Co.	3.550%	8/15/22	12,193	12,628
	Bristol-Myers Squibb Co.	2.750%	2/15/23	8,885	9,209
	Bristol-Myers Squibb Co.	3.250%	2/20/23	5,367	5,607
25

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.250%	11/1/23	3,125	3,326
	Bristol-Myers Squibb Co.	0.537%	11/13/23	5,000	5,003
	Bristol-Myers Squibb Co.	2.900%	7/26/24	30,660	32,696
	Bristol-Myers Squibb Co.	3.875%	8/15/25	22,321	24,838
	Bristol-Myers Squibb Co.	0.750%	11/13/25	9,768	9,680
	Bristol-Myers Squibb Co.	3.200%	6/15/26	9,528	10,460
	Cardinal Health Inc.	2.616%	6/15/22	3,212	3,276
	Cardinal Health Inc.	3.200%	3/15/23	4,569	4,772
	Cardinal Health Inc.	3.079%	6/15/24	8,652	9,180
	Cardinal Health Inc.	3.750%	9/15/25	2,213	2,433
[2]	Cigna Corp.	3.050%	11/30/22	5,400	5,589
[2]	Cigna Corp.	3.000%	7/15/23	8,597	9,000
	Cigna Corp.	3.750%	7/15/23	2,979	3,172
	Cigna Corp.	0.613%	3/15/24	4,450	4,450
[2]	Cigna Corp.	3.500%	6/15/24	5,856	6,283
[2]	Cigna Corp.	3.250%	4/15/25	12,024	12,959
	Cigna Corp.	4.125%	11/15/25	21,920	24,570
[2]	Cigna Corp.	4.500%	2/25/26	12,614	14,362
	Cigna Corp.	1.250%	3/15/26	10,425	10,456
	CommonSpirit Health	2.950%	11/1/22	4,325	4,464
	CommonSpirit Health	2.760%	10/1/24	2,537	2,671
	CommonSpirit Health	1.547%	10/1/25	5,931	5,983
	CVS Health Corp.	3.500%	7/20/22	9,374	9,636
	CVS Health Corp.	2.750%	12/1/22	13,071	13,434
	CVS Health Corp.	4.750%	12/1/22	4,545	4,768
	CVS Health Corp.	3.700%	3/9/23	37,904	39,905
	CVS Health Corp.	3.375%	8/12/24	6,144	6,605
	CVS Health Corp.	2.625%	8/15/24	10,410	10,992
	CVS Health Corp.	4.100%	3/25/25	200	222
	CVS Health Corp.	3.875%	7/20/25	30,606	33,793
	CVS Health Corp.	2.875%	6/1/26	6,388	6,862
	Danaher Corp.	3.350%	9/15/25	2,246	2,457
	DH Europe Finance II Sarl	2.050%	11/15/22	7,468	7,641
	DH Europe Finance II Sarl	2.200%	11/15/24	5,160	5,388
	Dignity Health	3.125%	11/1/22	920	951
	Eli Lilly & Co.	2.350%	5/15/22	2,605	2,654
	Gilead Sciences Inc.	3.250%	9/1/22	8,747	8,997
	Gilead Sciences Inc.	2.500%	9/1/23	10,340	10,756
	Gilead Sciences Inc.	0.750%	9/29/23	8,050	8,056
	Gilead Sciences Inc.	3.700%	4/1/24	9,117	9,797
	Gilead Sciences Inc.	3.500%	2/1/25	9,763	10,579
	Gilead Sciences Inc.	3.650%	3/1/26	23,644	26,077
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	9,340	9,726
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,229	11,856
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,234	9,084
	GlaxoSmithKline Capital plc	0.534%	10/1/23	6,800	6,811
	GlaxoSmithKline Capital plc	3.000%	6/1/24	9,514	10,146
	HCA Inc.	4.750%	5/1/23	12,528	13,429
	HCA Inc.	5.000%	3/15/24	15,263	16,870
	HCA Inc.	5.250%	4/15/25	13,688	15,675
	HCA Inc.	5.250%	6/15/26	7,221	8,353
	Humana Inc.	3.150%	12/1/22	1,823	1,880
	Humana Inc.	2.900%	12/15/22	8,649	8,933
	Humana Inc.	3.850%	10/1/24	5,791	6,288
	Humana Inc.	4.500%	4/1/25	4,390	4,917
	Illumina Inc.	0.550%	3/23/23	4,000	4,006
	Johnson & Johnson	2.050%	3/1/23	4,230	4,342
	Johnson & Johnson	3.375%	12/5/23	9,379	10,074
	Johnson & Johnson	2.625%	1/15/25	1,752	1,865
	Johnson & Johnson	0.550%	9/1/25	12,400	12,276
	Johnson & Johnson	2.450%	3/1/26	10,250	10,917
26

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,136
	Laboratory Corp. of America Holdings	3.250%	9/1/24	6,824	7,305
	Laboratory Corp. of America Holdings	2.300%	12/1/24	8,632	9,039
	Laboratory Corp. of America Holdings	3.600%	2/1/25	3,804	4,116
	Laboratory Corp. of America Holdings	1.550%	6/1/26	9,000	9,001
	McKesson Corp.	2.700%	12/15/22	2,770	2,844
	McKesson Corp.	2.850%	3/15/23	5,215	5,385
	McKesson Corp.	3.796%	3/15/24	5,811	6,252
	McKesson Corp.	0.900%	12/3/25	4,429	4,366
	Medtronic Inc.	3.500%	3/15/25	13,060	14,335
	Merck & Co. Inc.	2.400%	9/15/22	10,860	11,084
	Merck & Co. Inc.	2.800%	5/18/23	11,757	12,298
	Merck & Co. Inc.	2.900%	3/7/24	6,000	6,374
	Merck & Co. Inc.	2.750%	2/10/25	15,069	16,056
	Merck & Co. Inc.	0.750%	2/24/26	9,991	9,914
	Mylan Inc.	4.200%	11/29/23	6,100	6,544
	Novartis Capital Corp.	2.400%	9/21/22	9,055	9,287
	Novartis Capital Corp.	3.400%	5/6/24	17,726	19,120
	Novartis Capital Corp.	1.750%	2/14/25	6,825	7,044
	Novartis Capital Corp.	3.000%	11/20/25	7,412	8,041
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	2,000	2,018
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	5,075	5,456
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	2,538	2,795
	Pfizer Inc.	3.000%	6/15/23	10,247	10,773
	Pfizer Inc.	3.200%	9/15/23	5,500	5,822
	Pfizer Inc.	2.950%	3/15/24	4,458	4,742
	Pfizer Inc.	3.400%	5/15/24	7,743	8,383
	Pfizer Inc.	0.800%	5/28/25	3,700	3,710
	Pfizer Inc.	2.750%	6/3/26	8,126	8,792
	Quest Diagnostics Inc.	4.250%	4/1/24	175	190
	Quest Diagnostics Inc.	3.500%	3/30/25	3,947	4,283
	Quest Diagnostics Inc.	3.450%	6/1/26	7,973	8,753
[2,4]	Royalty Pharma plc	0.750%	9/2/23	7,783	7,806
[2,4]	Royalty Pharma plc	1.200%	9/2/25	14,750	14,625
	Sanofi	3.375%	6/19/23	10,258	10,838
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	19,752	20,671
[2]	SSM Health Care Corp.	3.688%	6/1/23	4,250	4,467
	Stryker Corp.	0.600%	12/1/23	2,850	2,849
	Stryker Corp.	3.375%	5/15/24	4,600	4,934
	Stryker Corp.	1.150%	6/15/25	808	812
	Stryker Corp.	3.375%	11/1/25	6,767	7,392
[2]	Sutter Health	1.321%	8/15/25	2,330	2,351
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	20,377	22,120
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,800	11,974
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,714	4,094
	UnitedHealth Group Inc.	3.350%	7/15/22	8,235	8,497
	UnitedHealth Group Inc.	2.375%	10/15/22	11,084	11,378
	UnitedHealth Group Inc.	2.750%	2/15/23	6,492	6,706
	UnitedHealth Group Inc.	2.875%	3/15/23	9,156	9,551
	UnitedHealth Group Inc.	3.500%	6/15/23	6,307	6,691
	UnitedHealth Group Inc.	3.500%	2/15/24	4,137	4,456
	UnitedHealth Group Inc.	2.375%	8/15/24	4,154	4,370
	UnitedHealth Group Inc.	3.750%	7/15/25	14,860	16,486
	UnitedHealth Group Inc.	3.700%	12/15/25	6,025	6,708
	UnitedHealth Group Inc.	3.100%	3/15/26	1,871	2,040
	UnitedHealth Group Inc.	1.150%	5/15/26	12,300	12,308
[2]	UPMC	3.600%	4/3/25	3,850	4,184
	Utah Acquisition Sub Inc.	3.950%	6/15/26	21,028	23,166
[2,4]	Viatris Inc.	1.650%	6/22/25	6,702	6,791
	Wyeth LLC	7.250%	3/1/23	1,000	1,111
	Wyeth LLC	6.450%	2/1/24	3,937	4,537
27

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,564
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	9,100	9,875
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	327	352
	Zoetis Inc.	3.250%	2/1/23	8,540	8,869
	Zoetis Inc.	4.500%	11/13/25	1,278	1,450
					1,666,608
Industrials (1.76%)
	3M Co.	1.750%	2/14/23	3,315	3,389
[2]	3M Co.	2.250%	3/15/23	4,200	4,331
[2]	3M Co.	3.250%	2/14/24	3,600	3,847
	3M Co.	2.000%	2/14/25	6,070	6,324
	3M Co.	2.650%	4/15/25	4,850	5,166
[2]	3M Co.	3.000%	8/7/25	7,675	8,316
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,849	3,031
	Amphenol Corp.	3.200%	4/1/24	3,030	3,212
	Amphenol Corp.	2.050%	3/1/25	2,300	2,385
[2]	BNSF Funding Trust I	6.613%	12/15/55	3,689	4,224
	Boeing Co.	1.167%	2/4/23	10,000	10,037
	Boeing Co.	2.800%	3/1/23	6,796	7,026
	Boeing Co.	4.508%	5/1/23	30,290	32,285
	Boeing Co.	1.875%	6/15/23	8,012	8,168
	Boeing Co.	1.950%	2/1/24	8,490	8,701
	Boeing Co.	1.433%	2/4/24	22,200	22,257
	Boeing Co.	2.800%	3/1/24	1,400	1,461
	Boeing Co.	2.850%	10/30/24	3,975	4,175
	Boeing Co.	4.875%	5/1/25	26,912	30,163
	Boeing Co.	2.600%	10/30/25	3,200	3,331
	Boeing Co.	2.750%	2/1/26	8,125	8,481
	Boeing Co.	2.196%	2/4/26	43,850	44,264
	Boeing Co.	3.100%	5/1/26	8,000	8,469
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	11,574	11,859
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,462	10,873
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	7,083	7,558
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,020	5,420
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	900	974
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,006	7,551
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	4,144	4,572
	Canadian National Railway Co.	2.750%	3/1/26	2,272	2,439
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,056	5,368
	Carrier Global Corp.	2.242%	2/15/25	15,849	16,489
[2]	Caterpillar Financial Services Corp.	1.950%	11/18/22	8,486	8,675
[2]	Caterpillar Financial Services Corp.	2.550%	11/29/22	6,927	7,148
[2]	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,000	1,038
[2]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,518	5,838
	Caterpillar Financial Services Corp.	0.650%	7/7/23	6,575	6,611
[2]	Caterpillar Financial Services Corp.	0.450%	9/14/23	2,675	2,679
[2]	Caterpillar Financial Services Corp.	3.750%	11/24/23	6,965	7,520
[2]	Caterpillar Financial Services Corp.	3.650%	12/7/23	6,527	7,033
[2]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,050	4,309
[2]	Caterpillar Financial Services Corp.	3.300%	6/9/24	3,425	3,693
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	12,116	12,690
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,203	8,917
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	3,100	3,174
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	5,505	5,473
	Caterpillar Financial Services Corp.	0.900%	3/2/26	8,056	8,032
	Caterpillar Inc.	3.400%	5/15/24	4,076	4,378
	CNH Industrial Capital LLC	1.950%	7/2/23	4,005	4,106
	CNH Industrial Capital LLC	4.200%	1/15/24	6,759	7,317
	CNH Industrial Capital LLC	1.875%	1/15/26	4,150	4,227
	CNH Industrial NV	4.500%	8/15/23	6,094	6,570
28

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	906	925
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,501	3,718
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,393	4,646
	Crane Co.	4.450%	12/15/23	2,500	2,696
	CSX Corp.	3.400%	8/1/24	5,512	5,933
	CSX Corp.	3.350%	11/1/25	8,235	9,006
	Cummins Inc.	3.650%	10/1/23	3,846	4,094
	Cummins Inc.	0.750%	9/1/25	2,321	2,306
	Deere & Co.	2.750%	4/15/25	8,264	8,821
[2,4]	Delta Air Lines Inc.	7.000%	5/1/25	10,000	11,669
[2,4]	Delta Air Lines Inc.	4.500%	10/20/25	3,600	3,876
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	3,066
	Dover Corp.	3.150%	11/15/25	3,871	4,164
	Eaton Corp.	2.750%	11/2/22	11,018	11,375
	Emerson Electric Co.	2.625%	2/15/23	1,625	1,677
	Emerson Electric Co.	3.150%	6/1/25	604	654
	FedEx Corp.	3.250%	4/1/26	590	646
	Flowserve Corp.	3.500%	9/15/22	5,475	5,619
	Fortive Corp.	3.150%	6/15/26	3,850	4,183
	General Dynamics Corp.	2.250%	11/15/22	1,447	1,478
	General Dynamics Corp.	3.375%	5/15/23	8,609	9,074
	General Dynamics Corp.	1.875%	8/15/23	5,856	6,028
	General Dynamics Corp.	2.375%	11/15/24	5,000	5,272
	General Dynamics Corp.	3.250%	4/1/25	5,000	5,419
	General Dynamics Corp.	3.500%	5/15/25	9,455	10,363
	General Electric Co.	2.700%	10/9/22	1,075	1,105
[2]	General Electric Co.	3.100%	1/9/23	8,525	8,862
	General Electric Co.	3.375%	3/11/24	850	912
[2]	General Electric Co.	3.450%	5/15/24	9,648	10,331
[2]	General Electric Co.	5.550%	1/5/26	5,235	6,209
[2,4,5]	GXO Logistics Inc.	1.650%	7/15/26	4,600	4,577
	Honeywell International Inc.	2.150%	8/8/22	6,524	6,648
	Honeywell International Inc.	0.483%	8/19/22	6,000	6,001
	Honeywell International Inc.	2.300%	8/15/24	9,170	9,630
	Honeywell International Inc.	1.350%	6/1/25	12,536	12,778
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,900	4,257
	Illinois Tool Works Inc.	3.500%	3/1/24	9,953	10,661
	JB Hunt Transport Services Inc.	3.300%	8/15/22	250	257
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,611	6,248
[2]	John Deere Capital Corp.	2.150%	9/8/22	3,834	3,919
[2]	John Deere Capital Corp.	2.700%	1/6/23	7,600	7,872
	John Deere Capital Corp.	2.800%	1/27/23	5,850	6,079
[2]	John Deere Capital Corp.	2.800%	3/6/23	8,323	8,671
[2]	John Deere Capital Corp.	1.200%	4/6/23	1,711	1,737
[2]	John Deere Capital Corp.	3.450%	6/7/23	4,515	4,785
[2]	John Deere Capital Corp.	0.700%	7/5/23	5,600	5,639
[2]	John Deere Capital Corp.	0.400%	10/10/23	4,675	4,679
	John Deere Capital Corp.	3.650%	10/12/23	5,157	5,542
[2]	John Deere Capital Corp.	3.450%	1/10/24	1,675	1,799
[2]	John Deere Capital Corp.	0.450%	1/17/24	5,425	5,415
[2]	John Deere Capital Corp.	2.600%	3/7/24	4,787	5,048
[2]	John Deere Capital Corp.	0.450%	6/7/24	5,700	5,684
[2]	John Deere Capital Corp.	3.350%	6/12/24	547	591
[2]	John Deere Capital Corp.	2.650%	6/24/24	7,284	7,751
[2]	John Deere Capital Corp.	2.050%	1/9/25	7,774	8,124
[2]	John Deere Capital Corp.	0.700%	1/15/26	7,500	7,424
[2]	John Deere Capital Corp.	1.050%	6/17/26	4,400	4,390
29

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Johnson Controls International plc	3.900%	2/14/26	2,902	3,216
[2]	Kansas City Southern	3.000%	5/15/23	2,485	2,576
	Keysight Technologies Inc.	4.550%	10/30/24	4,409	4,911
	L3Harris Technologies Inc.	3.850%	6/15/23	9,439	10,036
	L3Harris Technologies Inc.	3.950%	5/28/24	3,305	3,579
	L3Harris Technologies Inc.	3.832%	4/27/25	5,500	6,032
	Lennox International Inc.	3.000%	11/15/23	2,000	2,098
	Lennox International Inc.	1.350%	8/1/25	3,479	3,502
	Lockheed Martin Corp.	3.100%	1/15/23	5,949	6,173
	Lockheed Martin Corp.	2.900%	3/1/25	7,856	8,423
	Lockheed Martin Corp.	3.550%	1/15/26	18,419	20,361
	Norfolk Southern Corp.	2.903%	2/15/23	5,234	5,409
	Norfolk Southern Corp.	3.850%	1/15/24	2,036	2,183
	Norfolk Southern Corp.	3.650%	8/1/25	772	849
	Norfolk Southern Corp.	2.900%	6/15/26	5,409	5,833
	Northrop Grumman Corp.	3.250%	8/1/23	11,644	12,320
	Northrop Grumman Corp.	2.930%	1/15/25	10,736	11,446
	nVent Finance Sarl	3.950%	4/15/23	1,262	1,319
	Otis Worldwide Corp.	2.056%	4/5/25	15,262	15,863
[2]	PACCAR Financial Corp.	2.300%	8/10/22	200	205
[2]	PACCAR Financial Corp.	2.000%	9/26/22	1,657	1,691
[2]	PACCAR Financial Corp.	2.650%	4/6/23	1,475	1,535
[2]	PACCAR Financial Corp.	0.800%	6/8/23	3,575	3,606
	PACCAR Financial Corp.	3.400%	8/9/23	3,778	4,012
[2]	PACCAR Financial Corp.	0.350%	8/11/23	2,225	2,223
[2]	PACCAR Financial Corp.	0.350%	2/2/24	3,050	3,037
[2]	PACCAR Financial Corp.	2.150%	8/15/24	2,150	2,248
[2]	PACCAR Financial Corp.	1.800%	2/6/25	3,630	3,740
	Parker-Hannifin Corp.	2.700%	6/14/24	8,479	8,938
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	9,045	9,718
	Precision Castparts Corp.	2.500%	1/15/23	8,298	8,532
	Precision Castparts Corp.	3.250%	6/15/25	2,073	2,249
	Raytheon Technologies Corp.	2.500%	12/15/22	4,127	4,235
	Raytheon Technologies Corp.	3.700%	12/15/23	2,727	2,916
	Raytheon Technologies Corp.	3.200%	3/15/24	8,550	9,097
	Raytheon Technologies Corp.	3.950%	8/16/25	14,238	15,833
	Republic Services Inc.	4.750%	5/15/23	3,135	3,356
	Republic Services Inc.	2.500%	8/15/24	3,065	3,219
	Republic Services Inc.	3.200%	3/15/25	5,204	5,597
	Republic Services Inc.	0.875%	11/15/25	3,050	3,024
	Rockwell Automation Inc.	2.875%	3/1/25	151	160
[2]	Ryder System Inc.	3.400%	3/1/23	9,557	9,991
[2]	Ryder System Inc.	3.750%	6/9/23	5,550	5,877
[2]	Ryder System Inc.	3.875%	12/1/23	645	693
[2]	Ryder System Inc.	3.650%	3/18/24	4,202	4,517
[2]	Ryder System Inc.	2.500%	9/1/24	4,328	4,530
[2]	Ryder System Inc.	4.625%	6/1/25	5,100	5,753
[2]	Ryder System Inc.	3.350%	9/1/25	65	70
	Southwest Airlines Co.	2.750%	11/16/22	2,400	2,465
	Southwest Airlines Co.	4.750%	5/4/23	8,125	8,720
	Southwest Airlines Co.	5.250%	5/4/25	18,908	21,599
	Teledyne Technologies Inc.	0.650%	4/1/23	4,355	4,354
	Teledyne Technologies Inc.	0.950%	4/1/24	4,500	4,506
	Teledyne Technologies Inc.	1.600%	4/1/26	6,150	6,169
	Textron Inc.	4.300%	3/1/24	1,650	1,786
	Textron Inc.	3.875%	3/1/25	3,534	3,856
	Textron Inc.	4.000%	3/15/26	2,600	2,905
	Timken Co.	3.875%	9/1/24	275	295
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	8,701	9,331
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,798	5,181
	Trimble Inc.	4.150%	6/15/23	2,275	2,417
30

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trimble Inc.	4.750%	12/1/24	3,432	3,817
	Tyco Electronics Group SA	3.450%	8/1/24	2,200	2,356
	Tyco Electronics Group SA	3.700%	2/15/26	2,700	2,961
	Union Pacific Corp.	4.163%	7/15/22	3,625	3,735
	Union Pacific Corp.	2.950%	1/15/23	2,250	2,324
	Union Pacific Corp.	2.750%	4/15/23	1,525	1,579
	Union Pacific Corp.	3.500%	6/8/23	4,287	4,537
	Union Pacific Corp.	3.646%	2/15/24	2,800	3,002
	Union Pacific Corp.	3.150%	3/1/24	8,838	9,429
	Union Pacific Corp.	3.750%	3/15/24	2,945	3,167
	Union Pacific Corp.	3.250%	1/15/25	5,864	6,317
	Union Pacific Corp.	3.750%	7/15/25	2,258	2,507
	Union Pacific Corp.	3.250%	8/15/25	3,693	4,007
	Union Pacific Corp.	2.750%	3/1/26	3,002	3,209
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	545	574
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	3,003	3,158
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	7,182	7,616
	United Parcel Service Inc.	2.450%	10/1/22	6,261	6,428
	United Parcel Service Inc.	2.500%	4/1/23	9,284	9,618
	United Parcel Service Inc.	2.200%	9/1/24	2,798	2,933
	United Parcel Service Inc.	2.800%	11/15/24	2,749	2,938
	United Parcel Service Inc.	3.900%	4/1/25	8,411	9,313
[2,4]	Vontier Corp.	1.800%	4/1/26	3,947	3,934
	Waste Management Inc.	2.900%	9/15/22	5,112	5,235
	Waste Management Inc.	2.400%	5/15/23	5,604	5,799
	Waste Management Inc.	0.750%	11/15/25	3,050	3,023
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	5,625	6,100
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,403	4,692
	WW Grainger Inc.	1.850%	2/15/25	4,050	4,193
					1,194,723
Materials (0.54%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	3,910	4,206
	Air Products and Chemicals Inc.	1.500%	10/15/25	5,197	5,317
	Albemarle Corp.	4.150%	12/1/24	3,098	3,392
[2,4]	Berry Global Inc.	0.950%	2/15/24	7,050	7,065
[2,4]	Berry Global Inc.	1.570%	1/15/26	11,326	11,341
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	6,515	7,003
	Cabot Corp.	3.700%	7/15/22	2,840	2,911
	Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,744
	Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,103
	Celanese US Holdings LLC	4.625%	11/15/22	850	896
	Celanese US Holdings LLC	3.500%	5/8/24	3,700	3,961
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,700	3,989
	Dow Chemical Co.	4.550%	11/30/25	9,905	11,297
	Dow Chemical Co.	3.625%	5/15/26	4,000	4,426
	DuPont de Nemours Inc.	4.205%	11/15/23	19,571	21,188
	DuPont de Nemours Inc.	4.493%	11/15/25	12,450	14,154
	Eastman Chemical Co.	3.500%	12/1/21	6,962	7,053
	Eastman Chemical Co.	3.600%	8/15/22	4,934	5,070
	Eastman Chemical Co.	3.800%	3/15/25	4,787	5,229
	Ecolab Inc.	2.375%	8/10/22	12,352	12,610
	Ecolab Inc.	3.250%	1/14/23	2,900	3,013
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,941	4,040
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	3,135	3,508
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,512	2,713
	FMC Corp.	4.100%	2/1/24	150	161
	Georgia-Pacific LLC	8.000%	1/15/24	4,750	5,624
[2,4]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,992
[2,4]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,125
	International Flavors & Fragrances Inc.	3.200%	5/1/23	150	156
	International Paper Co.	3.800%	1/15/26	475	528
31

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinross Gold Corp.	5.950%	3/15/24	3,650	4,082
	Linde Inc.	2.200%	8/15/22	4,395	4,468
	Linde Inc.	2.700%	2/21/23	2,660	2,746
	Linde Inc.	2.650%	2/5/25	1,761	1,866
	Linde Inc.	3.200%	1/30/26	5,129	5,612
	LYB International Finance BV	4.000%	7/15/23	564	602
	LYB International Finance III LLC	2.875%	5/1/25	5,395	5,732
	LYB International Finance III LLC	1.250%	10/1/25	4,150	4,145
	LyondellBasell Industries NV	5.750%	4/15/24	8,781	9,836
[5]	Martin Marietta Materials Inc.	0.650%	7/15/23	1,500	1,503
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,650	1,801
	Mosaic Co.	3.250%	11/15/22	6,804	7,043
	Mosaic Co.	4.250%	11/15/23	5,950	6,389
	NewMarket Corp.	4.100%	12/15/22	1,975	2,069
	Newmont Corp.	3.700%	3/15/23	1,185	1,238
	Nucor Corp.	4.125%	9/15/22	3,760	3,894
	Nucor Corp.	4.000%	8/1/23	10,814	11,516
	Nucor Corp.	2.000%	6/1/25	5,092	5,267
	Nutrien Ltd.	3.150%	10/1/22	5,741	5,894
	Nutrien Ltd.	1.900%	5/13/23	2,250	2,305
	Nutrien Ltd.	3.500%	6/1/23	7,848	8,220
	Nutrien Ltd.	3.625%	3/15/24	950	1,014
	Nutrien Ltd.	3.375%	3/15/25	6,250	6,740
	Nutrien Ltd.	3.000%	4/1/25	4,453	4,742
	Packaging Corp. of America	4.500%	11/1/23	6,806	7,357
	Packaging Corp. of America	3.650%	9/15/24	68	74
	PPG Industries Inc.	2.400%	8/15/24	2,100	2,197
	PPG Industries Inc.	1.200%	3/15/26	2,810	2,804
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,506
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	8,762	9,709
	Sherwin-Williams Co.	2.750%	6/1/22	1,316	1,342
	Sherwin-Williams Co.	3.125%	6/1/24	8,541	9,120
	Sherwin-Williams Co.	3.450%	8/1/25	4,037	4,391
	Sherwin-Williams Co.	3.950%	1/15/26	3,649	4,053
	Southern Copper Corp.	3.500%	11/8/22	2,025	2,101
	Southern Copper Corp.	3.875%	4/23/25	4,500	4,904
	Steel Dynamics Inc.	2.800%	12/15/24	8,085	8,533
	Steel Dynamics Inc.	2.400%	6/15/25	6,876	7,202
	Vulcan Materials Co.	4.500%	4/1/25	1,602	1,788
	WestRock RKT LLC	4.000%	3/1/23	400	419
	WRKCo Inc.	3.000%	9/15/24	5,902	6,259
	WRKCo Inc.	3.750%	3/15/25	12,109	13,226
	WRKCo Inc.	4.650%	3/15/26	7,084	8,125
					367,649
Real Estate (0.85%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	10,332	11,270
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	1,329	1,481
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,584	2,710
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,950	4,305
	American Tower Corp.	3.500%	1/31/23	9,208	9,646
	American Tower Corp.	3.000%	6/15/23	7,092	7,428
	American Tower Corp.	0.600%	1/15/24	2,125	2,121
	American Tower Corp.	5.000%	2/15/24	8,307	9,212
	American Tower Corp.	3.375%	5/15/24	8,850	9,469
	American Tower Corp.	2.950%	1/15/25	3,668	3,897
	American Tower Corp.	2.400%	3/15/25	6,639	6,939
	American Tower Corp.	4.000%	6/1/25	7,035	7,745
	American Tower Corp.	4.400%	2/15/26	5,265	5,946
	American Tower Corp.	1.600%	4/15/26	4,980	5,034
32

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	AvalonBay Communities Inc.	2.950%	9/15/22	2,469	2,531
[2]	AvalonBay Communities Inc.	4.200%	12/15/23	3,050	3,293
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	923	1,000
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	4,394	4,799
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	4,285
	Boston Properties LP	3.850%	2/1/23	5,341	5,578
	Boston Properties LP	3.125%	9/1/23	4,095	4,293
	Boston Properties LP	3.800%	2/1/24	6,417	6,868
	Boston Properties LP	3.200%	1/15/25	7,000	7,494
	Brandywine Operating Partnership LP	3.950%	2/15/23	4,475	4,675
	Brandywine Operating Partnership LP	4.100%	10/1/24	1,225	1,328
	Brixmor Operating Partnership LP	3.250%	9/15/23	4,050	4,256
	Brixmor Operating Partnership LP	3.650%	6/15/24	4,450	4,796
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,481	5,954
	Camden Property Trust	2.950%	12/15/22	4,325	4,456
	CBRE Services Inc.	4.875%	3/1/26	4,750	5,499
	CC Holdings GS V LLC	3.849%	4/15/23	5,246	5,557
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,761	4,057
	Corporate Office Properties LP	5.000%	7/1/25	500	564
	Corporate Office Properties LP	2.250%	3/15/26	1,759	1,808
	Crown Castle International Corp.	3.200%	9/1/24	9,345	9,988
	Crown Castle International Corp.	1.350%	7/15/25	7,737	7,790
	Crown Castle International Corp.	4.450%	2/15/26	7,903	8,922
	Crown Castle International Corp.	3.700%	6/15/26	6,530	7,185
	CubeSmart LP	4.375%	12/15/23	2,275	2,459
	CubeSmart LP	4.000%	11/15/25	300	331
	CyrusOne LP	2.900%	11/15/24	4,845	5,115
	Digital Realty Trust LP	4.750%	10/1/25	3,259	3,705
	Duke Realty LP	3.625%	4/15/23	1,907	1,995
	Duke Realty LP	3.750%	12/1/24	855	929
	Equinix Inc.	2.625%	11/18/24	11,057	11,640
	Equinix Inc.	1.250%	7/15/25	2,550	2,557
	Equinix Inc.	1.000%	9/15/25	5,450	5,408
	Equinix Inc.	1.450%	5/15/26	4,300	4,321
	ERP Operating LP	4.625%	12/15/21	5,351	5,398
	ERP Operating LP	3.000%	4/15/23	4,973	5,170
	ERP Operating LP	3.375%	6/1/25	3,300	3,572
	Essex Portfolio LP	3.250%	5/1/23	2,706	2,823
	Essex Portfolio LP	3.875%	5/1/24	5,670	6,105
	Essex Portfolio LP	3.500%	4/1/25	7,962	8,621
	Essex Portfolio LP	3.375%	4/15/26	3,500	3,805
	Federal Realty Investment Trust	3.950%	1/15/24	3,875	4,158
	GLP Capital LP	5.375%	11/1/23	2,700	2,946
	GLP Capital LP	3.350%	9/1/24	4,010	4,249
	GLP Capital LP	5.250%	6/1/25	7,074	7,969
	GLP Capital LP	5.375%	4/15/26	6,950	7,998
	Healthpeak Properties Inc.	3.400%	2/1/25	3,088	3,317
	Healthpeak Properties Inc.	4.000%	6/1/25	2,625	2,898
[2]	Host Hotels & Resorts LP	3.750%	10/15/23	7,640	8,051
	Host Hotels & Resorts LP	3.875%	4/1/24	1,725	1,842
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	1,908	2,068
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	3,081	3,383
	Kilroy Realty LP	3.800%	1/15/23	1,300	1,352
	Kilroy Realty LP	3.450%	12/15/24	4,588	4,901
	Kilroy Realty LP	4.375%	10/1/25	2,328	2,583
	Kimco Realty Corp.	3.400%	11/1/22	6,445	6,667
	Kimco Realty Corp.	3.125%	6/1/23	2,660	2,775
	Kimco Realty Corp.	2.700%	3/1/24	404	423
	Kimco Realty Corp.	3.300%	2/1/25	4,376	4,715
	Mid-America Apartments LP	4.300%	10/15/23	2,805	3,011
	Mid-America Apartments LP	3.750%	6/15/24	2,100	2,269
33

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mid-America Apartments LP	4.000%	11/15/25	1,359	1,510
National Retail Properties Inc.	3.900%	6/15/24	1,775	1,918
Office Properties Income Trust	4.000%	7/15/22	4,575	4,724
Office Properties Income Trust	4.250%	5/15/24	4,233	4,509
Office Properties Income Trust	4.500%	2/1/25	4,868	5,292
Office Properties Income Trust	2.650%	6/15/26	1,160	1,176
Omega Healthcare Investors Inc.	4.375%	8/1/23	4,522	4,823
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,755	5,175
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,436	3,757
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,827	10,073
Piedmont Operating Partnership LP	3.400%	6/1/23	5,305	5,514
Piedmont Operating Partnership LP	4.450%	3/15/24	2,660	2,870
Public Storage	2.370%	9/15/22	4,177	4,271
Realty Income Corp.	4.650%	8/1/23	8,179	8,799
Realty Income Corp.	3.875%	7/15/24	3,125	3,385
Realty Income Corp.	3.875%	4/15/25	1,870	2,064
Realty Income Corp.	0.750%	3/15/26	6,189	6,070
Retail Properties of America Inc.	4.000%	3/15/25	500	533
Sabra Health Care LP	4.800%	6/1/24	2,958	3,234
Simon Property Group LP	2.750%	2/1/23	375	387
Simon Property Group LP	2.750%	6/1/23	5,398	5,604
Simon Property Group LP	2.000%	9/13/24	9,838	10,192
Simon Property Group LP	3.375%	10/1/24	16,418	17,674
Simon Property Group LP	3.500%	9/1/25	8,585	9,402
Simon Property Group LP	3.300%	1/15/26	2,509	2,731
SITE Centers Corp.	3.625%	2/1/25	3,402	3,590
SL Green Operating Partnership LP	3.250%	10/15/22	4,753	4,892
SL Green Realty Corp.	4.500%	12/1/22	1,525	1,588
Ventas Realty LP	3.125%	6/15/23	4,866	5,072
Ventas Realty LP	3.500%	4/15/24	3,730	3,994
Ventas Realty LP	3.750%	5/1/24	925	993
Ventas Realty LP	2.650%	1/15/25	4,053	4,266
Ventas Realty LP	3.500%	2/1/25	7,988	8,630
VEREIT Operating Partnership LP	4.600%	2/6/24	7,491	8,170
VEREIT Operating Partnership LP	4.625%	11/1/25	1,224	1,387
VEREIT Operating Partnership LP	4.875%	6/1/26	2,926	3,377
Vornado Realty LP	3.500%	1/15/25	3,159	3,363
Vornado Realty LP	2.150%	6/1/26	249	253
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,304
Weingarten Realty Investors	3.850%	6/1/25	2,500	2,702
Welltower Inc.	4.500%	1/15/24	4,325	4,687
Welltower Inc.	3.625%	3/15/24	9,414	10,110
Welltower Inc.	4.000%	6/1/25	23,054	25,447
Weyerhaeuser Co.	8.500%	1/15/25	350	437
WP Carey Inc.	4.600%	4/1/24	1,433	1,567
WP Carey Inc.	4.000%	2/1/25	474	517
				577,741
Technology (2.27%)
Adobe Inc.	1.700%	2/1/23	7,233	7,396
Adobe Inc.	1.900%	2/1/25	10,054	10,451
Adobe Inc.	3.250%	2/1/25	6,728	7,287
Altera Corp.	4.100%	11/15/23	3,947	4,284
Analog Devices Inc.	2.875%	6/1/23	4,350	4,527
Analog Devices Inc.	3.125%	12/5/23	5,417	5,734
Analog Devices Inc.	2.950%	4/1/25	330	353
Analog Devices Inc.	3.900%	12/15/25	4,793	5,333
Apple Inc.	1.700%	9/11/22	920	936
Apple Inc.	2.100%	9/12/22	858	876
Apple Inc.	2.400%	1/13/23	1,450	1,496
Apple Inc.	2.850%	2/23/23	15,081	15,661
Apple Inc.	2.400%	5/3/23	37,115	38,508
34

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	0.750%	5/11/23	18,745	18,900
Apple Inc.	3.000%	2/9/24	15,946	16,919
Apple Inc.	3.450%	5/6/24	20,862	22,582
Apple Inc.	2.850%	5/11/24	18,683	19,834
Apple Inc.	1.800%	9/11/24	6,842	7,101
Apple Inc.	2.750%	1/13/25	13,436	14,365
Apple Inc.	2.500%	2/9/25	14,873	15,779
Apple Inc.	1.125%	5/11/25	20,821	21,070
Apple Inc.	3.200%	5/13/25	4,408	4,807
Apple Inc.	0.550%	8/20/25	12,150	12,016
Apple Inc.	0.700%	2/8/26	19,673	19,457
Apple Inc.	3.250%	2/23/26	34,491	37,875
Applied Materials Inc.	3.900%	10/1/25	4,948	5,523
Arrow Electronics Inc.	4.500%	3/1/23	1,649	1,735
Arrow Electronics Inc.	3.250%	9/8/24	4,165	4,433
Arrow Electronics Inc.	4.000%	4/1/25	2,788	3,025
Autodesk Inc.	3.600%	12/15/22	200	207
Autodesk Inc.	4.375%	6/15/25	2,236	2,500
Automatic Data Processing Inc.	3.375%	9/15/25	6,490	7,116
Avnet Inc.	4.875%	12/1/22	2,825	2,987
Avnet Inc.	4.625%	4/15/26	4,800	5,407
Broadcom Inc.	2.250%	11/15/23	4,000	4,138
Broadcom Inc.	3.625%	10/15/24	12,710	13,771
Broadcom Inc.	4.700%	4/15/25	10,000	11,255
Broadcom Inc.	3.150%	11/15/25	17,696	18,981
Broadcom Inc.	4.250%	4/15/26	9,000	10,093
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,909
Cadence Design Systems Inc.	4.375%	10/15/24	2,626	2,888
Cisco Systems Inc.	2.600%	2/28/23	5,920	6,146
Cisco Systems Inc.	2.200%	9/20/23	1,310	1,360
Cisco Systems Inc.	3.625%	3/4/24	7,282	7,880
Cisco Systems Inc.	2.950%	2/28/26	5,390	5,865
Citrix Systems Inc.	1.250%	3/1/26	7,000	6,920
Dell International LLC	5.450%	6/15/23	25,375	27,525
Dell International LLC	4.000%	7/15/24	6,370	6,924
Dell International LLC	5.850%	7/15/25	13,963	16,388
Dell International LLC	6.020%	6/15/26	35,016	41,996
DXC Technology Co.	4.250%	4/15/24	9,583	10,373
DXC Technology Co.	4.125%	4/15/25	13,776	15,139
Equifax Inc.	3.300%	12/15/22	6,252	6,466
Equifax Inc.	3.950%	6/15/23	400	425
Equifax Inc.	2.600%	12/1/24	4,263	4,493
Equifax Inc.	2.600%	12/15/25	5,438	5,730
Fidelity National Information Services Inc.	0.375%	3/1/23	6,400	6,395
Fidelity National Information Services Inc.	0.600%	3/1/24	5,925	5,916
Fidelity National Information Services Inc.	1.150%	3/1/26	10,604	10,520
Fiserv Inc.	3.500%	10/1/22	9,338	9,621
Fiserv Inc.	3.800%	10/1/23	15,440	16,524
Fiserv Inc.	2.750%	7/1/24	20,003	21,093
Fiserv Inc.	3.850%	6/1/25	3,644	4,009
Flex Ltd.	5.000%	2/15/23	3,613	3,852
Flex Ltd.	4.750%	6/15/25	1,450	1,617
Flex Ltd.	3.750%	2/1/26	3,450	3,759
Fortinet Inc.	1.000%	3/15/26	4,000	3,959
Harman International Industries Inc.	4.150%	5/15/25	2,616	2,894
Hewlett Packard Enterprise Co.	4.400%	10/15/22	4,933	5,148
Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,425	6,611
Hewlett Packard Enterprise Co.	4.450%	10/2/23	13,824	14,958
Hewlett Packard Enterprise Co.	1.450%	4/1/24	5,280	5,369
Hewlett Packard Enterprise Co.	4.650%	10/1/24	9,017	10,023
Hewlett Packard Enterprise Co.	4.900%	10/15/25	17,531	19,963
35

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	6,673	6,751
	HP Inc.	4.050%	9/15/22	4,705	4,906
	HP Inc.	2.200%	6/17/25	12,333	12,803
[2,4]	HP Inc.	1.450%	6/17/26	8,000	7,958
	Hubbell Inc.	3.350%	3/1/26	1,526	1,650
	IHS Markit Ltd.	4.125%	8/1/23	1,565	1,673
	IHS Markit Ltd.	3.625%	5/1/24	2,500	2,684
	Intel Corp.	3.100%	7/29/22	8,005	8,256
	Intel Corp.	2.700%	12/15/22	10,503	10,881
	Intel Corp.	2.875%	5/11/24	5,795	6,161
	Intel Corp.	3.400%	3/25/25	12,050	13,154
	Intel Corp.	3.700%	7/29/25	18,206	20,118
	Intel Corp.	2.600%	5/19/26	8,250	8,823
	International Business Machines Corp.	2.500%	1/27/22	9,935	10,065
	International Business Machines Corp.	1.875%	8/1/22	6,352	6,458
	International Business Machines Corp.	2.875%	11/9/22	7,015	7,259
	International Business Machines Corp.	3.375%	8/1/23	10,489	11,135
	International Business Machines Corp.	3.625%	2/12/24	11,350	12,224
	International Business Machines Corp.	3.000%	5/15/24	25,061	26,707
	International Business Machines Corp.	7.000%	10/30/25	4,200	5,261
	International Business Machines Corp.	3.450%	2/19/26	11,917	13,155
	International Business Machines Corp.	3.300%	5/15/26	20,583	22,636
	Intuit Inc.	0.650%	7/15/23	5,300	5,327
	Intuit Inc.	0.950%	7/15/25	1,531	1,534
[2]	J Paul Getty Trust	0.391%	1/1/24	375	373
	Jabil Inc.	4.700%	9/15/22	3,590	3,766
	Juniper Networks Inc.	1.200%	12/10/25	3,600	3,595
	KLA Corp.	4.650%	11/1/24	10,768	12,024
	Lam Research Corp.	3.800%	3/15/25	3,277	3,606
	Lam Research Corp.	3.750%	3/15/26	6,416	7,189
	Legrand France SA	8.500%	2/15/25	3,118	3,941
	Leidos Inc.	2.950%	5/15/23	3,850	4,003
	Leidos Inc.	3.625%	5/15/25	4,100	4,453
[2,4]	Marvell Technology Inc.	4.200%	6/22/23	5,000	5,318
[2,4]	Marvell Technology Inc.	1.650%	4/15/26	1,729	1,728
	Maxim Integrated Products Inc.	3.375%	3/15/23	3,919	4,083
	Microchip Technology Inc.	4.333%	6/1/23	7,787	8,303
	Micron Technology Inc.	2.497%	4/24/23	14,077	14,547
	Micron Technology Inc.	4.640%	2/6/24	1,214	1,330
	Micron Technology Inc.	4.975%	2/6/26	300	345
	Microsoft Corp.	2.650%	11/3/22	17,500	17,982
	Microsoft Corp.	2.125%	11/15/22	6,583	6,751
	Microsoft Corp.	2.375%	5/1/23	8,797	9,088
	Microsoft Corp.	2.000%	8/8/23	11,314	11,684
	Microsoft Corp.	3.625%	12/15/23	4,940	5,299
	Microsoft Corp.	2.875%	2/6/24	21,007	22,229
	Microsoft Corp.	2.700%	2/12/25	20,696	22,163
	Microsoft Corp.	3.125%	11/3/25	24,786	27,045
	Moody's Corp.	4.500%	9/1/22	4,437	4,603
	Moody's Corp.	2.625%	1/15/23	3,994	4,123
	Moody's Corp.	4.875%	2/15/24	2,164	2,376
	Moody's Corp.	3.750%	3/24/25	5,875	6,447
	Motorola Solutions Inc.	4.000%	9/1/24	5,469	5,988
	NetApp Inc.	3.300%	9/29/24	4,300	4,605
	NetApp Inc.	1.875%	6/22/25	4,928	5,070
	NVIDIA Corp.	0.309%	6/15/23	10,000	10,002
	NVIDIA Corp.	0.584%	6/14/24	10,000	10,005
[2,4]	NXP BV	4.875%	3/1/24	6,506	7,163
[2,4]	NXP BV	2.700%	5/1/25	1,301	1,372
[2,4]	NXP BV	5.350%	3/1/26	4,350	5,074
[2,4]	NXP BV	3.875%	6/18/26	6,199	6,864
36

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.500%	10/15/22	20,390	20,934
	Oracle Corp.	2.625%	2/15/23	10,045	10,387
	Oracle Corp.	3.625%	7/15/23	4,537	4,821
	Oracle Corp.	2.400%	9/15/23	15,834	16,426
	Oracle Corp.	3.400%	7/8/24	15,387	16,498
	Oracle Corp.	2.950%	11/15/24	18,040	19,220
	Oracle Corp.	2.500%	4/1/25	21,850	22,952
	Oracle Corp.	2.950%	5/15/25	20,911	22,269
	Oracle Corp.	1.650%	3/25/26	22,679	22,993
	QUALCOMM Inc.	2.600%	1/30/23	4,132	4,279
	QUALCOMM Inc.	2.900%	5/20/24	5,208	5,534
	QUALCOMM Inc.	3.450%	5/20/25	11,736	12,879
	RELX Capital Inc.	3.500%	3/16/23	5,095	5,345
	Roper Technologies Inc.	2.800%	12/15/21	4,051	4,089
	Roper Technologies Inc.	0.450%	8/15/22	3,593	3,595
	Roper Technologies Inc.	3.125%	11/15/22	4,812	4,958
	Roper Technologies Inc.	3.650%	9/15/23	2,816	3,003
	Roper Technologies Inc.	2.350%	9/15/24	4,165	4,363
	Roper Technologies Inc.	1.000%	9/15/25	9,334	9,276
	Roper Technologies Inc.	3.850%	12/15/25	1,350	1,497
	S&P Global Inc.	4.000%	6/15/25	4,281	4,762
	salesforce.com Inc.	3.250%	4/11/23	7,944	8,334
	Skyworks Solutions Inc.	1.800%	6/1/26	4,100	4,158
	Texas Instruments Inc.	2.625%	5/15/24	2,450	2,585
	Texas Instruments Inc.	1.375%	3/12/25	16,331	16,677
	Verisk Analytics Inc.	4.125%	9/12/22	5,083	5,299
	Verisk Analytics Inc.	4.000%	6/15/25	7,617	8,428
	VMware Inc.	2.950%	8/21/22	27,220	27,931
	VMware Inc.	4.500%	5/15/25	7,191	8,037
	Xilinx Inc.	2.950%	6/1/24	5,952	6,300
					1,538,321
Utilities (1.35%)
	AEP Texas Inc.	2.400%	10/1/22	2,550	2,608
[2,4]	AES Corp.	1.375%	1/15/26	8,323	8,240
[2]	Alabama Power Co.	3.550%	12/1/23	2,450	2,628
	Ameren Corp.	2.500%	9/15/24	4,617	4,863
	Ameren Corp.	3.650%	2/15/26	4,245	4,655
	Ameren Illinois Co.	3.250%	3/1/25	3,200	3,442
[2]	American Electric Power Co. Inc.	2.950%	12/15/22	6,770	6,972
[2]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	2,001
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	2,750	2,729
	American Water Capital Corp.	3.850%	3/1/24	3,525	3,796
	American Water Capital Corp.	3.400%	3/1/25	7,500	8,148
	Appalachian Power Co.	3.400%	6/1/25	250	270
	Arizona Public Service Co.	3.150%	5/15/25	2,407	2,586
	Atmos Energy Corp.	0.625%	3/9/23	6,000	6,002
	Avangrid Inc.	3.150%	12/1/24	7,105	7,609
	Avangrid Inc.	3.200%	4/15/25	3,500	3,763
	Baltimore Gas & Electric Co.	3.500%	11/15/21	2,950	2,961
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,292	3,456
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,681	4,843
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	5,351	5,720
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	11,688	12,978
	Black Hills Corp.	3.950%	1/15/26	2,945	3,243
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,631	1,656
	CenterPoint Energy Inc.	2.500%	9/1/22	4,632	4,735
	CenterPoint Energy Inc.	3.850%	2/1/24	1,787	1,920
	CenterPoint Energy Inc.	2.500%	9/1/24	4,382	4,586
	CenterPoint Energy Inc.	1.450%	6/1/26	336	337
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,257	3,421
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,965	5,430
37

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CMS Energy Corp.	3.000%	5/15/26	3,000	3,222
	Commonwealth Edison Co.	2.550%	6/15/26	5,692	6,056
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	6,850	6,767
[2]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,999
	Consumers Energy Co.	0.350%	6/1/23	2,000	1,997
	Consumers Energy Co.	3.375%	8/15/23	2,525	2,666
	Delmarva Power & Light Co.	3.500%	11/15/23	3,375	3,595
[2]	Dominion Energy Inc.	2.750%	9/15/22	6,328	6,462
	Dominion Energy Inc.	3.071%	8/15/24	4,111	4,361
[2]	Dominion Energy Inc.	3.300%	3/15/25	3,850	4,170
	Dominion Energy Inc.	3.900%	10/1/25	5,500	6,082
[2]	Dominion Energy Inc.	1.450%	4/15/26	4,650	4,685
	DTE Electric Co.	3.650%	3/15/24	3,134	3,364
	DTE Electric Co.	3.375%	3/1/25	5,350	5,785
[2]	DTE Energy Co.	2.600%	6/15/22	1,500	1,533
[2]	DTE Energy Co.	3.300%	6/15/22	2,935	3,003
[2]	DTE Energy Co.	0.550%	11/1/22	6,306	6,319
	DTE Energy Co.	2.250%	11/1/22	4,520	4,627
[2]	DTE Energy Co.	3.700%	8/1/23	6,250	6,639
[2]	DTE Energy Co.	3.850%	12/1/23	3,750	4,012
[2]	DTE Energy Co.	3.500%	6/1/24	5,283	5,646
[2]	DTE Energy Co.	2.529%	10/1/24	4,279	4,495
[2]	DTE Energy Co.	1.050%	6/1/25	5,200	5,192
	DTE Energy Co.	2.850%	10/1/26	2,500	2,665
	Duke Energy Carolinas LLC	2.500%	3/15/23	3,361	3,472
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,400	5,637
	Duke Energy Corp.	1.800%	9/1/21	4,530	4,535
	Duke Energy Corp.	2.400%	8/15/22	2,850	2,910
	Duke Energy Corp.	3.050%	8/15/22	2,359	2,412
	Duke Energy Corp.	3.950%	10/15/23	3,862	4,124
	Duke Energy Corp.	3.750%	4/15/24	13,009	14,009
	Duke Energy Corp.	0.900%	9/15/25	3,200	3,168
	Duke Energy Corp.	2.650%	9/1/26	5,000	5,289
	Duke Energy Ohio Inc.	3.800%	9/1/23	3,700	3,938
	Duke Energy Progress LLC	3.000%	9/15/21	4,130	4,139
	Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,122
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,902
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	9,943	10,434
	Edison International	2.400%	9/15/22	4,225	4,299
	Edison International	3.125%	11/15/22	410	422
	Edison International	2.950%	3/15/23	2,961	3,057
	Edison International	3.550%	11/15/24	7,055	7,515
	Edison International	4.950%	4/15/25	1,552	1,720
	Emera US Finance LP	3.550%	6/15/26	3,598	3,935
	Entergy Arkansas LLC	3.700%	6/1/24	4,425	4,778
	Entergy Arkansas LLC	3.500%	4/1/26	4,212	4,630
	Entergy Corp.	4.000%	7/15/22	6,434	6,636
	Entergy Corp.	0.900%	9/15/25	3,850	3,804
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,617	3,007
	Entergy Louisiana LLC	4.050%	9/1/23	2,900	3,094
	Entergy Louisiana LLC	0.620%	11/17/23	8,000	8,010
	Entergy Louisiana LLC	5.400%	11/1/24	1,983	2,276
	Evergy Inc.	2.450%	9/15/24	6,682	6,998
	Evergy Metro Inc.	3.150%	3/15/23	2,425	2,519
[2]	Eversource Energy	3.800%	12/1/23	4,982	5,348
[2]	Eversource Energy	2.900%	10/1/24	4,645	4,920
[2]	Eversource Energy	3.150%	1/15/25	2,167	2,314
[2]	Eversource Energy	0.800%	8/15/25	2,500	2,467
[2]	Exelon Corp.	3.950%	6/15/25	7,803	8,586
	Exelon Corp.	3.400%	4/15/26	5,896	6,422
	Exelon Generation Co. LLC	3.250%	6/1/25	5,380	5,800
38

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	2.750%	6/1/23	4,545	4,703
	Florida Power & Light Co.	3.250%	6/1/24	2,700	2,884
	Florida Power & Light Co.	2.850%	4/1/25	8,609	9,200
	Florida Power & Light Co.	3.125%	12/1/25	4,970	5,398
[2]	Georgia Power Co.	2.100%	7/30/23	7,931	8,192
[2]	Georgia Power Co.	2.200%	9/15/24	9,175	9,555
	Georgia Power Co.	3.250%	4/1/26	2,886	3,116
	Interstate Power & Light Co.	3.250%	12/1/24	3,869	4,163
	ITC Holdings Corp.	2.700%	11/15/22	6,674	6,862
	ITC Holdings Corp.	3.250%	6/30/26	2,033	2,201
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	459	499
	MidAmerican Energy Co.	3.500%	10/15/24	8,482	9,189
	National Fuel Gas Co.	3.750%	3/1/23	3,066	3,198
	National Fuel Gas Co.	5.200%	7/15/25	4,044	4,556
	National Fuel Gas Co.	5.500%	1/15/26	3,195	3,700
[2]	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	3,100	3,166
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	4,752	4,914
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,642	3,869
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,185	5,473
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	4,400	4,389
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,405	4,684
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,437	8,082
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	751	745
[2]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	5,365	5,619
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	3,333
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	1,793	1,826
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,505	5,690
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	15,725	15,779
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	7,486	7,963
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	14,265	15,157
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	3,062	3,321
	NiSource Inc.	0.950%	8/15/25	9,365	9,294
	Northern States Power Co.	2.600%	5/15/23	1,950	2,010
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	6,635	7,041
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,310	2,468
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,831
	ONE Gas Inc.	0.850%	3/11/23	4,000	4,002
	ONE Gas Inc.	3.610%	2/1/24	2,370	2,511
	ONE Gas Inc.	1.100%	3/11/24	4,000	4,005
	Pacific Gas & Electric Co.	1.367%	3/10/23	6,000	6,001
	Pacific Gas & Electric Co.	3.850%	11/15/23	7,856	8,241
	Pacific Gas & Electric Co.	3.750%	2/15/24	4,552	4,777
	Pacific Gas & Electric Co.	3.500%	6/15/25	11,800	12,385
	Pacific Gas & Electric Co.	3.450%	7/1/25	7,994	8,377
	Pacific Gas & Electric Co.	3.150%	1/1/26	17,200	17,748
	Pacific Gas & Electric Co.	2.950%	3/1/26	3,800	3,885
	PacifiCorp	2.950%	6/1/23	650	677
	PacifiCorp	3.600%	4/1/24	2,985	3,204
	PECO Energy Co.	2.375%	9/15/22	400	407
	PECO Energy Co.	3.150%	10/15/25	3,171	3,393
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,886
	PPL Capital Funding Inc.	4.200%	6/15/22	4,381	4,488
	PPL Capital Funding Inc.	3.400%	6/1/23	6,914	7,246
	PPL Capital Funding Inc.	3.950%	3/15/24	1,063	1,150
	PPL Capital Funding Inc.	3.100%	5/15/26	6,000	6,453
	PSEG Power LLC	3.850%	6/1/23	7,453	7,908
[2]	Public Service Electric & Gas Co.	2.375%	5/15/23	4,000	4,132
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,800	3,002
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,625	1,618
	Public Service Enterprise Group Inc.	2.650%	11/15/22	5,458	5,615
	Public Service Enterprise Group Inc.	2.875%	6/15/24	6,043	6,410
39

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	0.800%	8/15/25	6,757	6,679
	Puget Energy Inc.	6.000%	9/1/21	4,717	4,760
	Puget Energy Inc.	5.625%	7/15/22	3,315	3,445
	Puget Energy Inc.	3.650%	5/15/25	5,000	5,389
[2]	San Diego Gas & Electric Co.	3.600%	9/1/23	1,998	2,116
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,800	1,905
	Sempra Energy	2.875%	10/1/22	5,029	5,148
	Sempra Energy	2.900%	2/1/23	5,898	6,107
	Sempra Energy	4.050%	12/1/23	3,916	4,201
	Sempra Energy	3.750%	11/15/25	8,442	9,279
	Sierra Pacific Power Co.	2.600%	5/1/26	3,679	3,910
[2]	Southern California Edison Co.	1.845%	2/1/22	579	579
	Southern California Edison Co.	0.700%	4/3/23	2,700	2,703
[2]	Southern California Edison Co.	3.400%	6/1/23	2,550	2,679
[2]	Southern California Edison Co.	3.500%	10/1/23	4,709	4,977
	Southern California Edison Co.	1.100%	4/1/24	5,500	5,540
[2]	Southern California Edison Co.	3.700%	8/1/25	7,150	7,792
[2]	Southern California Edison Co.	1.200%	2/1/26	2,150	2,132
	Southern California Gas Co.	3.150%	9/15/24	566	606
	Southern California Gas Co.	3.200%	6/15/25	3,390	3,656
[2]	Southern California Gas Co.	2.600%	6/15/26	4,500	4,786
	Southern Co.	2.950%	7/1/23	2,100	2,193
[2]	Southern Co.	0.600%	2/26/24	4,100	4,092
[2]	Southern Co.	4.000%	1/15/51	11,032	11,700
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	7,860	8,170
[2]	Southern Power Co.	2.500%	12/15/21	1,900	1,916
	Southern Power Co.	4.150%	12/1/25	2,380	2,666
	Southern Power Co.	0.900%	1/15/26	1,000	983
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	4,275	4,332
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,273
	Union Electric Co.	3.500%	4/15/24	2,700	2,893
	Virginia Electric & Power Co.	3.450%	9/1/22	100	103
[2]	Virginia Electric & Power Co.	2.750%	3/15/23	8,052	8,330
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	5,433	5,814
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	9,660	10,516
	WEC Energy Group Inc.	0.550%	9/15/23	3,300	3,301
	WEC Energy Group Inc.	0.800%	3/15/24	4,000	4,010
	WEC Energy Group Inc.	3.550%	6/15/25	3,617	3,943
	Wisconsin Electric Power Co.	2.050%	12/15/24	700	732
	Wisconsin Public Service Corp.	3.350%	11/21/21	5,613	5,681
	Xcel Energy Inc.	0.500%	10/15/23	2,540	2,540
	Xcel Energy Inc.	3.300%	6/1/25	6,506	7,012
					915,768
Total Corporate Bonds (Cost $17,325,090)					17,707,347
Sovereign Bonds (6.62%)
[2]	African Development Bank	1.625%	9/16/22	11,125	11,314
[2]	African Development Bank	2.125%	11/16/22	22,895	23,494
	African Development Bank	0.750%	4/3/23	22,150	22,327
	African Development Bank	3.000%	9/20/23	16,086	17,018
	African Development Bank	0.875%	3/23/26	15,190	15,176
[2]	Asian Development Bank	1.875%	7/19/22	15,921	16,206
	Asian Development Bank	1.875%	8/10/22	13,671	13,928
[2]	Asian Development Bank	1.750%	9/13/22	31,287	31,868
	Asian Development Bank	1.625%	1/24/23	11,650	11,903
[2]	Asian Development Bank	2.750%	3/17/23	31,167	32,488
[2]	Asian Development Bank	0.250%	7/14/23	50,358	50,294
[2]	Asian Development Bank	0.250%	10/6/23	35,000	34,911
	Asian Development Bank	2.625%	1/30/24	19,350	20,440
[2]	Asian Development Bank	0.375%	6/11/24	34,000	33,881
	Asian Development Bank	1.500%	10/18/24	25,525	26,284
40

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Asian Development Bank	2.000%	1/22/25	4,058	4,250
	Asian Development Bank	0.625%	4/29/25	47,140	46,979
[2]	Asian Development Bank	0.375%	9/3/25	18,660	18,360
[2]	Asian Development Bank	0.500%	2/4/26	15,409	15,162
[2]	Asian Development Bank	1.000%	4/14/26	13,900	13,977
[2]	Asian Development Bank	2.000%	4/24/26	21,983	23,117
	Asian Infrastructure Investment Bank	0.250%	9/29/23	26,425	26,371
	Asian Infrastructure Investment Bank	2.250%	5/16/24	21,035	22,067
	Asian Infrastructure Investment Bank	0.500%	5/28/25	18,250	18,069
	Asian Infrastructure Investment Bank	0.500%	1/27/26	25,670	25,241
	Canadian Government Bond	2.000%	11/15/22	28,731	29,421
	Canadian Government Bond	1.625%	1/22/25	9,680	10,012
	Canadian Government Bond	0.750%	5/19/26	33,350	33,146
	Corp. Andina de Fomento	4.375%	6/15/22	6,301	6,530
	Corp. Andina de Fomento	2.750%	1/6/23	9,600	9,901
	Corp. Andina de Fomento	2.375%	5/12/23	4,650	4,792
	Corp. Andina de Fomento	3.750%	11/23/23	8,717	9,294
	Corp. Andina de Fomento	1.625%	9/23/25	5,450	5,500
	Council of Europe Development Bank	1.750%	9/26/22	7,180	7,316
	Council of Europe Development Bank	2.625%	2/13/23	9,837	10,204
	Council of Europe Development Bank	0.250%	6/10/23	5,000	4,996
	Council of Europe Development Bank	0.250%	10/20/23	12,200	12,167
	Council of Europe Development Bank	0.375%	6/10/24	4,915	4,896
	Council of Europe Development Bank	1.375%	2/27/25	10,430	10,689
	Ecopetrol SA	5.875%	9/18/23	15,027	16,275
	Ecopetrol SA	4.125%	1/16/25	8,827	9,291
	Ecopetrol SA	5.375%	6/26/26	8,845	9,753
	Equinor ASA	2.450%	1/17/23	16,419	16,945
	Equinor ASA	2.650%	1/15/24	20,383	21,430
	Equinor ASA	3.700%	3/1/24	14,939	16,149
	Equinor ASA	3.250%	11/10/24	9,123	9,870
	Equinor ASA	2.875%	4/6/25	13,752	14,693
	Equinor ASA	1.750%	1/22/26	3,279	3,376
[2]	European Bank for Reconstruction & Development	2.750%	3/7/23	20,020	20,852
[2]	European Bank for Reconstruction & Development	0.250%	7/10/23	14,700	14,680
[2]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,850	4,994
	European Bank for Reconstruction & Development	0.500%	5/19/25	37,851	37,526
[2]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,775	10,627
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	14,850	14,613
	European Investment Bank	2.250%	8/15/22	34,515	35,314
	European Investment Bank	1.375%	9/6/22	33,799	34,275
	European Investment Bank	2.000%	12/15/22	25,870	26,539
	European Investment Bank	2.500%	3/15/23	41,273	42,838
	European Investment Bank	1.375%	5/15/23	14,078	14,366
[2]	European Investment Bank	2.875%	8/15/23	28,715	30,257
	European Investment Bank	0.250%	9/15/23	57,705	57,588
[2]	European Investment Bank	3.125%	12/14/23	32,073	34,210
	European Investment Bank	3.250%	1/29/24	44,004	47,184
	European Investment Bank	2.625%	3/15/24	24,865	26,319
	European Investment Bank	2.250%	6/24/24	8,066	8,482
	European Investment Bank	0.375%	7/24/24	34,500	34,359
	European Investment Bank	1.875%	2/10/25	24,940	26,035
	European Investment Bank	1.625%	3/14/25	52,064	53,891
	European Investment Bank	0.625%	7/25/25	34,635	34,497
	European Investment Bank	0.375%	12/15/25	11,900	11,678
	European Investment Bank	0.375%	3/26/26	4,840	4,731
	European Investment Bank	2.125%	4/13/26	18,495	19,575
[6]	Export Development Canada	1.750%	7/18/22	17,490	17,776
[6]	Export Development Canada	2.500%	1/24/23	11,040	11,426
[6]	Export Development Canada	1.375%	2/24/23	17,925	18,261
[6]	Export Development Canada	2.750%	3/15/23	10,375	10,811
41

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Export Development Canada	2.625%	2/21/24	12,650	13,366
	Export-Import Bank of Korea	3.000%	11/1/22	9,350	9,666
	Export-Import Bank of Korea	3.625%	11/27/23	3,370	3,618
	Export-Import Bank of Korea	4.000%	1/14/24	5,210	5,662
	Export-Import Bank of Korea	0.375%	2/9/24	3,500	3,483
	Export-Import Bank of Korea	2.375%	6/25/24	15,000	15,798
	Export-Import Bank of Korea	2.875%	1/21/25	6,545	6,972
	Export-Import Bank of Korea	1.875%	2/12/25	1,300	1,339
	Export-Import Bank of Korea	0.625%	2/9/26	3,000	2,935
	Export-Import Bank of Korea	2.625%	5/26/26	9,955	10,665
[7]	FMS Wertmanagement	2.000%	8/1/22	18,285	18,629
[7]	FMS Wertmanagement	2.750%	3/6/23	12,925	13,461
[7]	FMS Wertmanagement	2.750%	1/30/24	645	683
[2]	Hydro-Quebec	8.050%	7/7/24	4,025	4,880
[2]	Inter-American Development Bank	1.750%	9/14/22	17,825	18,160
[2]	Inter-American Development Bank	3.000%	9/26/22	10,610	10,977
	Inter-American Development Bank	2.500%	1/18/23	31,683	32,792
	Inter-American Development Bank	0.500%	5/24/23	37,350	37,510
	Inter-American Development Bank	3.000%	10/4/23	17,580	18,618
	Inter-American Development Bank	0.250%	11/15/23	44,525	44,388
	Inter-American Development Bank	2.625%	1/16/24	22,300	23,538
	Inter-American Development Bank	3.000%	2/21/24	32,850	35,046
	Inter-American Development Bank	2.125%	1/15/25	13,720	14,416
[2]	Inter-American Development Bank	1.750%	3/14/25	25,171	26,151
	Inter-American Development Bank	0.875%	4/3/25	28,150	28,325
	Inter-American Development Bank	0.625%	7/15/25	21,150	21,061
[2]	Inter-American Development Bank	0.875%	4/20/26	25,550	25,542
[2]	Inter-American Development Bank	2.000%	6/2/26	11,897	12,512
	International Bank for Reconstruction & Development	2.125%	7/1/22	42,250	43,074
	International Bank for Reconstruction & Development	1.875%	10/7/22	5,254	5,366
	International Bank for Reconstruction & Development	7.625%	1/19/23	7,796	8,684
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,875	7,056
	International Bank for Reconstruction & Development	0.125%	4/20/23	28,350	28,282
[2]	International Bank for Reconstruction & Development	1.875%	6/19/23	35,550	36,654
	International Bank for Reconstruction & Development	3.000%	9/27/23	24,150	25,565
	International Bank for Reconstruction & Development	0.250%	11/24/23	32,700	32,601
	International Bank for Reconstruction & Development	2.500%	3/19/24	20,450	21,576
[2]	International Bank for Reconstruction & Development	1.500%	8/28/24	23,800	24,510
[2]	International Bank for Reconstruction & Development	2.500%	11/25/24	31,090	33,071
	International Bank for Reconstruction & Development	1.625%	1/15/25	26,825	27,748
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	3,844	4,044
	International Bank for Reconstruction & Development	0.750%	3/11/25	38,050	38,151
	International Bank for Reconstruction & Development	0.625%	4/22/25	66,040	65,881
	International Bank for Reconstruction & Development	0.375%	7/28/25	42,310	41,700
[2]	International Bank for Reconstruction & Development	2.500%	7/29/25	36,170	38,729
	International Bank for Reconstruction & Development	0.500%	10/28/25	48,150	47,565
[2]	International Bank for Reconstruction & Development	3.125%	11/20/25	700	770
[2]	International Finance Corp.	2.000%	10/24/22	8,625	8,827
	International Finance Corp.	0.500%	3/20/23	125	126
[2]	International Finance Corp.	2.875%	7/31/23	23,300	24,528
[2]	International Finance Corp.	1.375%	10/16/24	15,275	15,661
[2]	International Finance Corp.	0.375%	7/16/25	13,800	13,604
[2]	International Finance Corp.	2.125%	4/7/26	4,117	4,354
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	7,070	7,080
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	7,155	7,302
[8]	Japan Bank for International Cooperation	2.375%	7/21/22	9,450	9,662
[2,8]	Japan Bank for International Cooperation	1.625%	10/17/22	2,750	2,797
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	14,160	14,560
[8]	Japan Bank for International Cooperation	1.750%	1/23/23	16,200	16,559
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	15,135	15,211
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	15,100	15,956
42

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,8]	Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,565
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	22,300	22,255
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	11,250	11,999
[2,8]	Japan Bank for International Cooperation	0.500%	4/15/24	7,000	6,984
[2,8]	Japan Bank for International Cooperation	2.500%	5/23/24	19,000	20,029
[2,8]	Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,611
[2,8]	Japan Bank for International Cooperation	1.750%	10/17/24	4,750	4,909
[2,8]	Japan Bank for International Cooperation	2.125%	2/10/25	1,031	1,079
[2,8]	Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,683
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	25,575	25,286
[2,8]	Japan Bank for International Cooperation	2.750%	1/21/26	5,335	5,745
[2,8]	Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,629
[7]	KFW	1.750%	8/22/22	46,620	47,462
[7]	KFW	2.000%	10/4/22	19,565	20,010
[7]	KFW	2.375%	12/29/22	44,096	45,515
[7]	KFW	2.125%	1/17/23	36,985	38,064
[7]	KFW	1.625%	2/15/23	40,950	41,871
[7]	KFW	0.250%	4/25/23	23,300	23,299
[7]	KFW	0.250%	10/19/23	41,525	41,419
[7]	KFW	2.625%	2/28/24	30,300	32,048
[7]	KFW	0.250%	3/8/24	45,600	45,367
[7]	KFW	1.375%	8/5/24	27,954	28,671
[7]	KFW	2.500%	11/20/24	40,135	42,677
[7]	KFW	2.000%	5/2/25	16,299	17,099
[7]	KFW	0.375%	7/18/25	48,925	48,261
[7]	KFW	0.625%	1/22/26	29,705	29,425
	Korea Development Bank	3.000%	9/14/22	3,426	3,531
	Korea Development Bank	3.375%	3/12/23	2,500	2,620
	Korea Development Bank	2.750%	3/19/23	6,820	7,081
	Korea Development Bank	3.750%	1/22/24	5,628	6,083
	Korea Development Bank	3.250%	2/19/24	3,200	3,422
	Korea Development Bank	0.400%	3/9/24	5,200	5,176
	Korea Development Bank	2.125%	10/1/24	5,060	5,306
	Korea Development Bank	3.000%	1/13/26	10,400	11,279
[7]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	10,680	11,365
[7]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	9,755	10,205
[2,7]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	20,475	20,291
[7]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,068	14,957
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	12,650	12,644
	Nordic Investment Bank	1.375%	10/17/22	6,042	6,132
	Nordic Investment Bank	0.375%	5/19/23	15,250	15,273
	Nordic Investment Bank	2.875%	7/19/23	5,750	6,045
	Nordic Investment Bank	2.250%	5/21/24	1,117	1,173
	Nordic Investment Bank	0.375%	9/11/25	14,550	14,300
[2]	Nordic Investment Bank	0.500%	1/21/26	12,200	12,011
	North American Development Bank	2.400%	10/26/22	838	854
[9]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	2,665	2,710
[2,9]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	13,115	13,689
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,215	5,544
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	9,905	10,189
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,985	21,585
[2,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	5,223	5,134
[2]	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,395
[2,10]	Petroleos Mexicanos	2.290%	2/15/24	570	578
	Province of Alberta	2.200%	7/26/22	18,914	19,307
	Province of Alberta	3.350%	11/1/23	14,475	15,443
	Province of Alberta	2.950%	1/23/24	12,100	12,846
	Province of Alberta	1.875%	11/13/24	18,900	19,641
	Province of Alberta	1.000%	5/20/25	13,585	13,677
	Province of British Columbia	2.000%	10/23/22	8,954	9,161
[2]	Province of British Columbia	1.750%	9/27/24	14,050	14,562
43

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Province of British Columbia	6.500%	1/15/26	1,313	1,618
	Province of Manitoba	2.100%	9/6/22	4,050	4,137
[2]	Province of Manitoba	2.600%	4/16/24	6,750	7,125
	Province of Manitoba	3.050%	5/14/24	5,716	6,106
	Province of Manitoba	2.125%	6/22/26	4,989	5,235
	Province of New Brunswick	2.500%	12/12/22	4,500	4,627
	Province of Ontario	2.200%	10/3/22	1,883	1,928
	Province of Ontario	1.750%	1/24/23	22,450	22,959
	Province of Ontario	3.400%	10/17/23	25,645	27,370
	Province of Ontario	3.050%	1/29/24	10,925	11,636
	Province of Ontario	3.200%	5/16/24	11,285	12,124
	Province of Ontario	0.625%	1/21/26	25,400	25,048
	Province of Ontario	1.050%	4/14/26	14,100	14,142
	Province of Ontario	2.500%	4/27/26	13,905	14,872
	Province of Quebec	2.625%	2/13/23	19,967	20,717
[2]	Province of Quebec	2.500%	4/9/24	13,770	14,514
[2]	Province of Quebec	2.875%	10/16/24	15,145	16,239
[2]	Province of Quebec	1.500%	2/11/25	12,860	13,217
	Province of Quebec	0.600%	7/23/25	45,655	45,279
	Province of Quebec	2.500%	4/20/26	11,925	12,771
	Province of Saskatchewan	8.500%	7/15/22	2,398	2,590
	Republic of Chile	2.250%	10/30/22	2,860	2,928
	Republic of Chile	3.125%	3/27/25	3,050	3,278
	Republic of Chile	3.125%	1/21/26	9,738	10,549
[2]	Republic of Colombia	2.625%	3/15/23	2,200	2,248
[2]	Republic of Colombia	4.000%	2/26/24	9,117	9,658
	Republic of Colombia	8.125%	5/21/24	4,440	5,256
[2]	Republic of Colombia	4.500%	1/28/26	10,149	11,082
	Republic of Hungary	5.375%	2/21/23	12,125	13,109
	Republic of Hungary	5.750%	11/22/23	13,732	15,424
	Republic of Hungary	5.375%	3/25/24	18,998	21,432
	Republic of Indonesia	2.950%	1/11/23	9,545	9,891
	Republic of Indonesia	4.450%	2/11/24	7,546	8,262
	Republic of Italy	6.875%	9/27/23	23,600	26,721
	Republic of Italy	0.875%	5/6/24	14,225	14,180
	Republic of Italy	2.375%	10/17/24	21,900	22,773
	Republic of Italy	1.250%	2/17/26	21,480	21,195
	Republic of Korea	3.875%	9/11/23	12,313	13,217
	Republic of Korea	5.625%	11/3/25	939	1,118
[2]	Republic of Panama	4.000%	9/22/24	12,668	13,809
[2]	Republic of Panama	3.750%	3/16/25	9,354	10,181
	Republic of Panama	7.125%	1/29/26	9,541	11,842
	Republic of Peru	7.350%	7/21/25	11,790	14,459
[2]	Republic of Peru	2.392%	1/23/26	14,100	14,553
	Republic of Poland	5.000%	3/23/22	1,849	1,914
	Republic of Poland	3.000%	3/17/23	16,357	17,091
	Republic of Poland	4.000%	1/22/24	14,600	15,894
	Republic of Poland	3.250%	4/6/26	12,067	13,308
	Republic of the Philippines	4.200%	1/21/24	8,864	9,702
	Republic of the Philippines	9.500%	10/21/24	4,251	5,471
	Republic of the Philippines	10.625%	3/16/25	9,799	13,323
	Republic of the Philippines	5.500%	3/30/26	5,363	6,489
	State of Israel	3.150%	6/30/23	7,400	7,801
	State of Israel	2.875%	3/16/26	7,969	8,595
	Svensk Exportkredit AB	2.000%	8/30/22	7,500	7,654
	Svensk Exportkredit AB	1.625%	11/14/22	12,913	13,155
[2]	Svensk Exportkredit AB	2.875%	3/14/23	18,200	18,993
[2]	Svensk Exportkredit AB	0.750%	4/6/23	4,450	4,481
[2]	Svensk Exportkredit AB	0.250%	9/29/23	9,604	9,567
[2]	Svensk Exportkredit AB	1.750%	12/12/23	4,850	5,002
[2]	Svensk Exportkredit AB	0.375%	7/30/24	14,375	14,276
44

Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Svensk Exportkredit AB	0.625%	5/14/25	19,580	19,458
	Svensk Exportkredit AB	0.500%	8/26/25	10,050	9,912
[2]	United Mexican States	8.000%	9/24/22	1,100	1,211
	United Mexican States	4.000%	10/2/23	4,449	4,817
	United Mexican States	3.600%	1/30/25	11,389	12,502
[2]	United Mexican States	3.900%	4/27/25	10,173	11,278
	United Mexican States	4.125%	1/21/26	20,660	23,298
Total Sovereign Bonds (Cost $4,431,483)					4,482,704
Taxable Municipal Bonds (0.07%)
	California GO	5.700%	11/1/21	3,330	3,390
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	11,636
	Illinois GO	4.950%	6/1/23	4,602	4,918
	Massachusetts GO	4.200%	12/1/21	1,245	1,266
[11]	New Jersey Economic Development Authority Revenue	0.000%	2/15/22	5,000	4,992
	New York State Urban Development Corp. Revenue (Personal Income Tax)	2.100%	3/15/22	330	334
	Oregon GO	5.762%	6/1/23	736	795
	State of Florida Board of administration Finance Corp.	2.638%	7/1/21	4,500	4,500
	University of California Revenue	0.883%	5/15/25	2,000	2,006
	University of California Revenue	3.063%	7/1/25	2,677	2,894
	Utah GO	4.554%	7/1/24	7,815	8,277
Total Taxable Municipal Bonds (Cost $44,338)					45,008
				Shares
Temporary Cash Investments (0.93%)
Money Market Fund (0.93%)
[12]	Vanguard Market Liquidity Fund (Cost $630,442)	0.056%		6,304,419	630,442
Total Investments (100.48%) (Cost $67,166,198)					68,059,097
Other Assets and Liabilities—Net (-0.48%)					(325,250)
Net Assets (100%)					67,733,847
Cost is in $000.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $153,897,000, representing 0.2% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
45

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (52.05%)
U.S. Government Securities (50.74%)
	United States Treasury Note/Bond	6.875%	8/15/25	11,329	14,152
	United States Treasury Note/Bond	0.750%	4/30/26	230	229
	United States Treasury Note/Bond	1.500%	8/15/26	232,751	239,661
	United States Treasury Note/Bond	1.375%	8/31/26	375,825	384,633
	United States Treasury Note/Bond	1.625%	9/30/26	189,430	196,238
	United States Treasury Note/Bond	1.625%	10/31/26	175,245	181,488
	United States Treasury Note/Bond	2.000%	11/15/26	344,712	363,779
	United States Treasury Note/Bond	6.500%	11/15/26	23,500	30,315
	United States Treasury Note/Bond	1.625%	11/30/26	448,479	464,316
	United States Treasury Note/Bond	1.750%	12/31/26	111,750	116,447
	United States Treasury Note/Bond	1.500%	1/31/27	134,445	138,184
	United States Treasury Note/Bond	2.250%	2/15/27	754,225	806,078
	United States Treasury Note/Bond	1.125%	2/28/27	48,655	48,997
	United States Treasury Note/Bond	0.625%	3/31/27	7,627	7,461
	United States Treasury Note/Bond	2.375%	5/15/27	679,612	731,645
	United States Treasury Note/Bond	0.500%	5/31/27	369,270	357,500
	United States Treasury Note/Bond	0.500%	6/30/27	213,640	206,630
	United States Treasury Note/Bond	0.375%	7/31/27	517,750	496,312
	United States Treasury Note/Bond	2.250%	8/15/27	575,586	615,517
	United States Treasury Note/Bond	0.500%	8/31/27	503,440	485,426
	United States Treasury Note/Bond	0.375%	9/30/27	287,465	274,709
	United States Treasury Note/Bond	0.500%	10/31/27	288,055	276,983
	United States Treasury Note/Bond	2.250%	11/15/27	530,965	567,967
	United States Treasury Note/Bond	0.625%	11/30/27	571,840	553,523
	United States Treasury Note/Bond	0.625%	12/31/27	382,780	370,041
	United States Treasury Note/Bond	0.750%	1/31/28	217,425	211,684
	United States Treasury Note/Bond	2.750%	2/15/28	539,955	594,963
	United States Treasury Note/Bond	1.125%	2/29/28	519,885	518,342
	United States Treasury Note/Bond	1.250%	3/31/28	349,000	350,418
	United States Treasury Note/Bond	1.250%	4/30/28	368,784	369,936
	United States Treasury Note/Bond	2.875%	5/15/28	553,253	614,629
	United States Treasury Note/Bond	1.250%	5/31/28	534,030	535,365
	United States Treasury Note/Bond	1.250%	6/30/28	336,190	336,715
	United States Treasury Note/Bond	2.875%	8/15/28	604,945	672,623
	United States Treasury Note/Bond	5.500%	8/15/28	12,735	16,462
	United States Treasury Note/Bond	3.125%	11/15/28	661,703	748,551
	United States Treasury Note/Bond	5.250%	11/15/28	10,000	12,822
	United States Treasury Note/Bond	2.625%	2/15/29	623,611	683,731
	United States Treasury Note/Bond	5.250%	2/15/29	15,235	19,622
	United States Treasury Note/Bond	2.375%	5/15/29	576,926	622,540
	United States Treasury Note/Bond	1.625%	8/15/29	614,494	628,512
	United States Treasury Note/Bond	6.125%	8/15/29	6,500	8,925
	United States Treasury Note/Bond	1.750%	11/15/29	418,914	432,398
	United States Treasury Note/Bond	1.500%	2/15/30	163,671	165,282
	United States Treasury Note/Bond	0.625%	5/15/30	757,051	707,606
	United States Treasury Note/Bond	6.250%	5/15/30	43,200	60,898
	United States Treasury Note/Bond	0.625%	8/15/30	930,357	866,977
	United States Treasury Note/Bond	0.875%	11/15/30	960,467	913,494
	United States Treasury Note/Bond	1.125%	2/15/31	1,058,488	1,027,726
	United States Treasury Note/Bond	1.625%	5/15/31	751,710	763,338
					19,811,790
Agency Bonds and Notes (1.31%)
[1]	AID-Jordan	3.000%	6/30/25	4,675	5,046
	Federal Home Loan Banks	3.250%	6/9/28	24,100	27,317
	Federal Home Loan Banks	3.250%	11/16/28	40,625	46,219
[2,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	11,871
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	13,992
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	35,503
46

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	36,785	38,604
[3]	Federal National Mortgage Assn.	0.750%	10/8/27	49,890	48,756
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	48,370
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	40,785
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	41,160	61,070
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	53,200	50,444
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	50,807
	Private Export Funding Corp.	1.400%	7/15/28	7,425	7,415
[2]	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,554
[2]	Tennessee Valley Authority	2.875%	2/1/27	12,000	13,127
	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,784
					513,664
Total U.S. Government and Agency Obligations (Cost $20,015,846)					20,325,454
Corporate Bonds (42.38%)
Communications (3.53%)
	Activision Blizzard Inc.	3.400%	9/15/26	6,185	6,809
	Activision Blizzard Inc.	3.400%	6/15/27	3,374	3,717
	Activision Blizzard Inc.	1.350%	9/15/30	6,305	5,905
	Alphabet Inc.	1.998%	8/15/26	13,455	14,079
	Alphabet Inc.	0.800%	8/15/27	7,866	7,640
	Alphabet Inc.	1.100%	8/15/30	20,740	19,701
	America Movil SAB de CV	3.625%	4/22/29	11,112	12,267
	America Movil SAB de CV	2.875%	5/7/30	6,683	7,044
	AT&T Inc.	3.800%	2/15/27	6,417	7,158
	AT&T Inc.	4.250%	3/1/27	8,550	9,705
	AT&T Inc.	2.300%	6/1/27	20,903	21,632
	AT&T Inc.	1.650%	2/1/28	21,225	21,067
[2]	AT&T Inc.	4.100%	2/15/28	11,435	13,041
	AT&T Inc.	4.350%	3/1/29	29,055	33,632
[2]	AT&T Inc.	4.300%	2/15/30	29,253	33,822
	AT&T Inc.	2.750%	6/1/31	5,000	5,198
[2,4]	AT&T Inc.	2.550%	12/1/33	5,700	5,649
	Baidu Inc.	1.720%	4/9/26	57	58
	Baidu Inc.	3.625%	7/6/27	5,575	6,153
	Baidu Inc.	4.375%	3/29/28	3,790	4,310
	Baidu Inc.	4.875%	11/14/28	4,450	5,264
	Baidu Inc.	3.425%	4/7/30	6,230	6,758
	Booking Holdings Inc.	3.550%	3/15/28	3,513	3,917
	Booking Holdings Inc.	4.625%	4/13/30	10,386	12,424
	British Telecommunications plc	5.125%	12/4/28	5,413	6,456
	British Telecommunications plc	9.625%	12/15/30	22,285	34,557
	Charter Communications Operating LLC	3.750%	2/15/28	8,342	9,208
	Charter Communications Operating LLC	4.200%	3/15/28	12,453	14,087
	Charter Communications Operating LLC	5.050%	3/30/29	11,768	13,911
	Charter Communications Operating LLC	2.800%	4/1/31	10,720	10,966
	Comcast Corp.	2.350%	1/15/27	13,380	14,042
	Comcast Corp.	3.300%	2/1/27	13,254	14,552
	Comcast Corp.	3.300%	4/1/27	8,815	9,719
	Comcast Corp.	3.150%	2/15/28	14,622	16,034
	Comcast Corp.	4.150%	10/15/28	37,522	43,448
	Comcast Corp.	2.650%	2/1/30	13,963	14,692
	Comcast Corp.	3.400%	4/1/30	16,785	18,539
	Comcast Corp.	4.250%	10/15/30	12,950	15,229
	Comcast Corp.	1.950%	1/15/31	9,950	9,807
	Comcast Corp.	1.500%	2/15/31	12,025	11,394
	Deutsche Telekom International Finance BV	8.750%	6/15/30	29,283	43,857
	Discovery Communications LLC	3.950%	3/20/28	13,927	15,506
	Discovery Communications LLC	4.125%	5/15/29	6,259	7,029
	Discovery Communications LLC	3.625%	5/15/30	8,726	9,526
	Electronic Arts Inc.	1.850%	2/15/31	6,050	5,850
47

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expedia Group Inc.	4.625%	8/1/27	6,380	7,209
	Expedia Group Inc.	3.800%	2/15/28	9,514	10,364
	Expedia Group Inc.	3.250%	2/15/30	12,021	12,558
	Expedia Group Inc.	2.950%	3/15/31	5,147	5,237
	Fox Corp.	4.709%	1/25/29	17,481	20,539
	Fox Corp.	3.500%	4/8/30	4,700	5,180
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	3,665	4,303
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,154	6,103
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	5,350	5,366
	Koninklijke KPN NV	8.375%	10/1/30	5,825	8,248
	Omnicom Group Inc.	2.450%	4/30/30	3,841	3,901
	Omnicom Group Inc.	4.200%	6/1/30	4,225	4,879
	Omnicom Group Inc.	2.600%	8/1/31	2,000	2,034
	Orange SA	9.000%	3/1/31	21,062	33,180
	Rogers Communications Inc.	2.900%	11/15/26	2,875	3,076
	TCI Communications Inc.	7.125%	2/15/28	1,666	2,226
	Telefonica Emisiones SA	4.103%	3/8/27	15,068	16,962
	Telefonica Europe BV	8.250%	9/15/30	9,228	13,511
	TELUS Corp.	2.800%	2/16/27	5,600	5,981
	TELUS Corp.	3.700%	9/15/27	1,846	2,073
	Tencent Music Entertainment Group	2.000%	9/3/30	3,775	3,639
	T-Mobile USA Inc.	3.750%	4/15/27	35,578	39,317
	T-Mobile USA Inc.	2.050%	2/15/28	16,793	17,017
	T-Mobile USA Inc.	3.875%	4/15/30	75,880	84,697
	T-Mobile USA Inc.	2.550%	2/15/31	10,070	10,185
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	8,421	8,672
	VeriSign Inc.	2.700%	6/15/31	6,000	6,089
	Verizon Communications Inc.	2.625%	8/15/26	18,334	19,478
	Verizon Communications Inc.	4.125%	3/16/27	25,291	28,784
	Verizon Communications Inc.	3.000%	3/22/27	6,237	6,707
	Verizon Communications Inc.	2.100%	3/22/28	27,007	27,579
	Verizon Communications Inc.	4.329%	9/21/28	35,256	40,978
	Verizon Communications Inc.	3.875%	2/8/29	3,111	3,540
	Verizon Communications Inc.	4.016%	12/3/29	39,894	45,762
	Verizon Communications Inc.	3.150%	3/22/30	16,687	17,998
	Verizon Communications Inc.	1.500%	9/18/30	2,800	2,672
	Verizon Communications Inc.	1.680%	10/30/30	16,325	15,596
	Verizon Communications Inc.	1.750%	1/20/31	19,888	19,059
	Verizon Communications Inc.	2.550%	3/21/31	34,600	35,401
	ViacomCBS Inc.	2.900%	1/15/27	9,890	10,516
	ViacomCBS Inc.	3.375%	2/15/28	4,750	5,199
	ViacomCBS Inc.	3.700%	6/1/28	5,820	6,477
	ViacomCBS Inc.	4.200%	6/1/29	6,354	7,310
	ViacomCBS Inc.	7.875%	7/30/30	2,950	4,212
	ViacomCBS Inc.	4.950%	1/15/31	10,342	12,484
	Vodafone Group plc	4.375%	5/30/28	26,074	30,331
	Vodafone Group plc	7.875%	2/15/30	5,450	7,796
	Walt Disney Co.	3.375%	11/15/26	6,700	7,389
	Walt Disney Co.	3.700%	3/23/27	5,878	6,602
	Walt Disney Co.	2.200%	1/13/28	15,174	15,724
	Walt Disney Co.	2.000%	9/1/29	15,386	15,537
	Walt Disney Co.	3.800%	3/22/30	11,379	13,003
	Walt Disney Co.	2.650%	1/13/31	18,183	19,096
	Weibo Corp.	3.375%	7/8/30	4,610	4,739
					1,377,874
Consumer Discretionary (2.75%)
	Advance Auto Parts Inc.	3.900%	4/15/30	7,650	8,553
	Alibaba Group Holding Ltd.	3.400%	12/6/27	24,461	26,723
	Alibaba Group Holding Ltd.	2.125%	2/9/31	10,499	10,322
	Amazon.com Inc.	1.200%	6/3/27	9,050	9,003
	Amazon.com Inc.	3.150%	8/22/27	32,937	36,389
48

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	1.650%	5/12/28	19,585	19,743
	Amazon.com Inc.	1.500%	6/3/30	19,333	18,944
	Amazon.com Inc.	2.100%	5/12/31	26,300	26,743
[2]	American Honda Finance Corp.	2.300%	9/9/26	4,025	4,241
[2]	American Honda Finance Corp.	2.350%	1/8/27	6,773	7,155
[2]	American Honda Finance Corp.	2.000%	3/24/28	9,115	9,352
[2]	American Honda Finance Corp.	1.800%	1/13/31	4,975	4,909
	Aptiv plc	4.350%	3/15/29	2,050	2,363
	AutoNation Inc.	3.800%	11/15/27	5,375	5,891
	AutoNation Inc.	4.750%	6/1/30	2,478	2,934
	AutoZone Inc.	3.750%	6/1/27	5,154	5,763
	AutoZone Inc.	3.750%	4/18/29	4,775	5,326
	AutoZone Inc.	4.000%	4/15/30	8,172	9,296
	AutoZone Inc.	1.650%	1/15/31	5,250	4,996
	Best Buy Co. Inc.	4.450%	10/1/28	3,885	4,503
	Best Buy Co. Inc.	1.950%	10/1/30	2,268	2,197
	Block Financial LLC	2.500%	7/15/28	4,000	4,015
	Block Financial LLC	3.875%	8/15/30	6,130	6,628
	BorgWarner Inc.	2.650%	7/1/27	10,000	10,605
[2,4]	Daimler Finance North America LLC	3.100%	8/15/29	12,500	13,458
	Daimler Finance North America LLC	8.500%	1/18/31	3,750	5,679
[2,4]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	3,071
	Darden Restaurants Inc.	3.850%	5/1/27	4,225	4,692
	DR Horton Inc.	1.400%	10/15/27	5,000	4,898
	eBay Inc.	3.600%	6/5/27	6,821	7,582
	eBay Inc.	2.700%	3/11/30	8,518	8,861
	eBay Inc.	2.600%	5/10/31	6,500	6,615
[2]	Emory University	2.143%	9/1/30	3,675	3,756
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,325	5,735
	General Motors Co.	4.200%	10/1/27	6,679	7,453
	General Motors Co.	6.800%	10/1/27	9,225	11,613
	General Motors Co.	5.000%	10/1/28	9,355	10,967
	General Motors Financial Co. Inc.	4.000%	10/6/26	6,856	7,573
	General Motors Financial Co. Inc.	4.350%	1/17/27	9,900	11,134
	General Motors Financial Co. Inc.	2.700%	8/20/27	7,650	7,952
	General Motors Financial Co. Inc.	3.850%	1/5/28	5,505	6,064
	General Motors Financial Co. Inc.	2.400%	4/10/28	5,250	5,328
	General Motors Financial Co. Inc.	5.650%	1/17/29	9,050	11,030
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,150	9,918
	General Motors Financial Co. Inc.	2.350%	1/8/31	550	543
	General Motors Financial Co. Inc.	2.700%	6/10/31	8,000	8,055
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,788
	Hasbro Inc.	3.550%	11/19/26	5,166	5,662
	Hasbro Inc.	3.500%	9/15/27	3,425	3,742
	Hasbro Inc.	3.900%	11/19/29	7,961	8,854
	Home Depot Inc.	2.125%	9/15/26	8,492	8,936
	Home Depot Inc.	2.500%	4/15/27	7,675	8,184
	Home Depot Inc.	2.800%	9/14/27	8,100	8,779
	Home Depot Inc.	0.900%	3/15/28	1,750	1,706
	Home Depot Inc.	3.900%	12/6/28	6,300	7,322
	Home Depot Inc.	2.950%	6/15/29	13,941	15,236
	Home Depot Inc.	2.700%	4/15/30	14,010	14,990
	Home Depot Inc.	1.375%	3/15/31	10,425	9,979
	Hyatt Hotels Corp.	4.375%	9/15/28	5,430	5,990
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	4,794
	JD.com Inc.	3.875%	4/29/26	104	115
	JD.com Inc.	3.375%	1/14/30	6,300	6,729
	Kohl's Corp.	3.375%	5/1/31	3,750	3,885
	Las Vegas Sands Corp.	3.500%	8/18/26	8,600	9,142
	Las Vegas Sands Corp.	3.900%	8/8/29	7,823	8,336
	Lear Corp.	3.800%	9/15/27	6,674	7,358
49

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lear Corp.	4.250%	5/15/29	3,000	3,388
	Lear Corp.	3.500%	5/30/30	3,600	3,871
	Leggett & Platt Inc.	3.500%	11/15/27	4,100	4,464
	Leggett & Platt Inc.	4.400%	3/15/29	4,852	5,553
	Leland Stanford Junior University	1.289%	6/1/27	4,328	4,335
	Lennar Corp.	5.250%	6/1/26	107	123
	Lennar Corp.	5.000%	6/15/27	809	936
	Lennar Corp.	4.750%	11/29/27	11,650	13,462
	Lowe's Cos. Inc.	3.100%	5/3/27	9,539	10,410
	Lowe's Cos. Inc.	1.300%	4/15/28	7,725	7,535
	Lowe's Cos. Inc.	3.650%	4/5/29	18,664	20,887
	Lowe's Cos. Inc.	4.500%	4/15/30	6,975	8,253
	Lowe's Cos. Inc.	1.700%	10/15/30	10,875	10,432
	Lowe's Cos. Inc.	2.625%	4/1/31	13,000	13,462
	Magna International Inc.	2.450%	6/15/30	3,250	3,328
[2]	Marriott International Inc.	3.125%	6/15/26	273	291
[2]	Marriott International Inc.	4.000%	4/15/28	5,250	5,773
[2]	Marriott International Inc.	4.625%	6/15/30	12,028	13,850
[2]	Marriott International Inc.	2.850%	4/15/31	10,597	10,769
	Masco Corp.	3.500%	11/15/27	3,550	3,901
	Masco Corp.	1.500%	2/15/28	5,195	5,066
	Masco Corp.	2.000%	10/1/30	2,600	2,537
	Masco Corp.	2.000%	2/15/31	6,880	6,710
[2]	McDonald's Corp.	3.500%	3/1/27	8,183	9,040
[2]	McDonald's Corp.	3.500%	7/1/27	9,520	10,555
[2]	McDonald's Corp.	3.800%	4/1/28	7,169	8,118
[2]	McDonald's Corp.	2.625%	9/1/29	8,199	8,632
[2]	McDonald's Corp.	2.125%	3/1/30	6,023	6,089
[2]	McDonald's Corp.	3.600%	7/1/30	9,850	11,076
	MDC Holdings Inc.	2.500%	1/15/31	3,300	3,215
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,915
	NIKE Inc.	2.375%	11/1/26	5,050	5,372
	NIKE Inc.	2.750%	3/27/27	10,800	11,649
	NIKE Inc.	2.850%	3/27/30	12,150	13,201
	Nordstrom Inc.	4.000%	3/15/27	429	446
[2,4]	Nordstrom Inc.	4.250%	8/1/31	6,000	6,265
	NVR Inc.	3.000%	5/15/30	4,979	5,276
	O'Reilly Automotive Inc.	3.600%	9/1/27	7,690	8,616
	O'Reilly Automotive Inc.	4.350%	6/1/28	500	580
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,998	4,519
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,110	9,358
	Owens Corning	3.400%	8/15/26	4,210	4,567
	Owens Corning	3.950%	8/15/29	4,175	4,719
	Owens Corning	3.875%	6/1/30	1,815	2,028
	PulteGroup Inc.	5.000%	1/15/27	4,975	5,814
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	7,315
	Ross Stores Inc.	1.875%	4/15/31	3,000	2,908
	Sands China Ltd.	5.400%	8/8/28	14,235	16,543
	Sands China Ltd.	4.375%	6/18/30	5,883	6,383
	Snap-on Inc.	3.250%	3/1/27	2,575	2,801
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,519	6,436
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,580	4,754
	Starbucks Corp.	2.450%	6/15/26	84	89
	Starbucks Corp.	2.000%	3/12/27	5,507	5,663
	Starbucks Corp.	3.500%	3/1/28	5,950	6,652
	Starbucks Corp.	4.000%	11/15/28	5,928	6,822
	Starbucks Corp.	3.550%	8/15/29	1,777	1,989
	Starbucks Corp.	2.250%	3/12/30	8,874	9,000
	Starbucks Corp.	2.550%	11/15/30	11,595	12,012
	Steelcase Inc.	5.125%	1/18/29	4,075	4,730
	Tapestry Inc.	4.125%	7/15/27	5,387	5,890
50

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TJX Cos. Inc.	2.250%	9/15/26	9,581	10,075
	TJX Cos. Inc.	1.150%	5/15/28	4,800	4,635
	TJX Cos. Inc.	3.875%	4/15/30	5,525	6,324
	TJX Cos. Inc.	1.600%	5/15/31	2,000	1,928
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,903
	Toyota Motor Corp.	2.760%	7/2/29	4,075	4,391
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	9,470	10,408
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,370	5,287
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	5,450	5,981
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,425	3,488
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,810	4,348
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	6,400	6,569
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,175	11,410
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,450	5,336
	Tractor Supply Co.	1.750%	11/1/30	5,500	5,248
	VF Corp.	2.800%	4/23/27	4,600	4,913
	VF Corp.	2.950%	4/23/30	7,565	8,006
	Whirlpool Corp.	4.750%	2/26/29	6,590	7,813
	Whirlpool Corp.	2.400%	5/15/31	1,188	1,199
[2]	Yale University	1.482%	4/15/30	7,560	7,465
					1,074,198
Consumer Staples (3.01%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	6,126
	Altria Group Inc.	2.625%	9/16/26	7,134	7,507
	Altria Group Inc.	4.800%	2/14/29	13,064	15,150
	Altria Group Inc.	3.400%	5/6/30	8,692	9,210
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	16,730	19,048
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	38,194	45,494
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	17,500	19,450
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	7,323	9,006
	Archer-Daniels-Midland Co.	2.500%	8/11/26	7,455	7,929
	Archer-Daniels-Midland Co.	3.250%	3/27/30	8,725	9,661
	Avery Dennison Corp.	4.875%	12/6/28	4,225	5,036
	Avery Dennison Corp.	2.650%	4/30/30	5,789	5,958
	BAT Capital Corp.	3.215%	9/6/26	14,515	15,401
	BAT Capital Corp.	4.700%	4/2/27	7,399	8,359
	BAT Capital Corp.	3.557%	8/15/27	27,634	29,570
	BAT Capital Corp.	2.259%	3/25/28	15,364	15,277
	BAT Capital Corp.	3.462%	9/6/29	3,718	3,931
	BAT Capital Corp.	4.906%	4/2/30	7,974	9,164
	BAT Capital Corp.	2.726%	3/25/31	8,750	8,619
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,141	6,614
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,617	5,091
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,509	8,607
	Campbell Soup Co.	4.150%	3/15/28	7,835	8,931
	Campbell Soup Co.	2.375%	4/24/30	6,815	6,865
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,683
	Clorox Co.	3.100%	10/1/27	5,450	5,940
	Clorox Co.	1.800%	5/15/30	6,100	5,999
	Coca-Cola Co.	3.375%	3/25/27	13,325	14,831
	Coca-Cola Co.	2.900%	5/25/27	2,850	3,114
	Coca-Cola Co.	1.450%	6/1/27	5,850	5,906
	Coca-Cola Co.	1.500%	3/5/28	7,000	7,016
	Coca-Cola Co.	1.000%	3/15/28	15,760	15,290
	Coca-Cola Co.	2.125%	9/6/29	13,701	14,124
	Coca-Cola Co.	3.450%	3/25/30	5,427	6,118
	Coca-Cola Co.	1.650%	6/1/30	8,794	8,645
	Coca-Cola Co.	2.000%	3/5/31	7,825	7,903
	Coca-Cola Co.	1.375%	3/15/31	9,282	8,866
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	11,450	11,969
	Conagra Brands Inc.	1.375%	11/1/27	9,075	8,856
51

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conagra Brands Inc.	4.850%	11/1/28	12,808	15,256
	Constellation Brands Inc.	3.700%	12/6/26	8,694	9,671
	Constellation Brands Inc.	3.500%	5/9/27	7,583	8,367
	Constellation Brands Inc.	3.600%	2/15/28	3,809	4,224
	Constellation Brands Inc.	4.650%	11/15/28	5,290	6,228
	Constellation Brands Inc.	3.150%	8/1/29	8,695	9,346
	Constellation Brands Inc.	2.875%	5/1/30	540	567
	Costco Wholesale Corp.	3.000%	5/18/27	13,663	14,995
	Costco Wholesale Corp.	1.375%	6/20/27	5,312	5,349
	Costco Wholesale Corp.	1.600%	4/20/30	24,975	24,611
	Diageo Capital plc	3.875%	5/18/28	4,078	4,658
	Diageo Capital plc	2.375%	10/24/29	8,450	8,756
	Diageo Capital plc	2.000%	4/29/30	5,960	5,971
	Dollar General Corp.	3.875%	4/15/27	7,551	8,494
	Dollar General Corp.	4.125%	5/1/28	3,700	4,240
	Dollar General Corp.	3.500%	4/3/30	12,655	13,918
	Dollar Tree Inc.	4.200%	5/15/28	8,025	9,155
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,950	4,346
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,476	5,721
	Estee Lauder Cos. Inc.	2.600%	4/15/30	7,777	8,221
	Estee Lauder Cos. Inc.	1.950%	3/15/31	4,405	4,402
	Flowers Foods Inc.	3.500%	10/1/26	1,650	1,798
	Flowers Foods Inc.	2.400%	3/15/31	5,350	5,360
	General Mills Inc.	3.200%	2/10/27	5,725	6,239
	General Mills Inc.	4.200%	4/17/28	10,946	12,621
	General Mills Inc.	2.875%	4/15/30	7,515	7,969
	Hershey Co.	2.300%	8/15/26	5,873	6,231
	Hershey Co.	2.450%	11/15/29	2,365	2,490
	Hershey Co.	1.700%	6/1/30	4,560	4,535
	Hormel Foods Corp.	1.700%	6/3/28	9,250	9,301
	Hormel Foods Corp.	1.800%	6/11/30	4,684	4,650
	Ingredion Inc.	3.200%	10/1/26	4,480	4,867
	Ingredion Inc.	2.900%	6/1/30	5,666	5,939
	J M Smucker Co.	3.375%	12/15/27	2,049	2,247
	J M Smucker Co.	2.375%	3/15/30	6,055	6,173
	Kellogg Co.	3.250%	4/1/26	176	192
	Kellogg Co.	3.400%	11/15/27	5,320	5,857
	Kellogg Co.	4.300%	5/15/28	3,825	4,427
	Kellogg Co.	2.100%	6/1/30	2,750	2,765
[2]	Kellogg Co.	7.450%	4/1/31	1,712	2,482
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,000	5,308
	Keurig Dr Pepper Inc.	3.430%	6/15/27	3,985	4,393
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,320	15,643
	Keurig Dr Pepper Inc.	3.200%	5/1/30	9,450	10,239
	Keurig Dr Pepper Inc.	2.250%	3/15/31	5,100	5,142
	Kimberly-Clark Corp.	1.050%	9/15/27	5,600	5,479
	Kimberly-Clark Corp.	3.950%	11/1/28	4,840	5,601
	Kimberly-Clark Corp.	3.200%	4/25/29	5,700	6,314
	Kimberly-Clark Corp.	3.100%	3/26/30	6,261	6,909
	Kroger Co.	3.500%	2/1/26	471	517
	Kroger Co.	2.650%	10/15/26	7,214	7,657
	Kroger Co.	3.700%	8/1/27	5,345	5,950
	Kroger Co.	4.500%	1/15/29	3,039	3,592
[2]	Kroger Co.	7.700%	6/1/29	1,000	1,376
	Kroger Co.	2.200%	5/1/30	9,518	9,573
	Kroger Co.	1.700%	1/15/31	4,500	4,315
	McCormick & Co. Inc.	3.400%	8/15/27	10,100	11,130
	McCormick & Co. Inc.	2.500%	4/15/30	4,125	4,237
	McCormick & Co. Inc.	1.850%	2/15/31	1,775	1,716
	Molson Coors Beverage Co.	3.000%	7/15/26	18,172	19,489
	Mondelez International Inc.	2.750%	4/13/30	15,920	16,758
52

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mondelez International Inc.	1.500%	2/4/31	5,027	4,762
	PepsiCo Inc.	2.850%	2/24/26	117	126
	PepsiCo Inc.	2.375%	10/6/26	12,808	13,642
	PepsiCo Inc.	2.625%	3/19/27	6,250	6,713
	PepsiCo Inc.	3.000%	10/15/27	11,673	12,827
	PepsiCo Inc.	7.000%	3/1/29	600	834
	PepsiCo Inc.	2.625%	7/29/29	13,750	14,723
	PepsiCo Inc.	2.750%	3/19/30	14,445	15,568
	PepsiCo Inc.	1.625%	5/1/30	11,875	11,719
	Philip Morris International Inc.	2.750%	2/25/26	962	1,027
	Philip Morris International Inc.	0.875%	5/1/26	487	481
	Philip Morris International Inc.	3.125%	8/17/27	3,110	3,399
	Philip Morris International Inc.	3.125%	3/2/28	4,525	4,930
	Philip Morris International Inc.	3.375%	8/15/29	5,592	6,181
	Philip Morris International Inc.	2.100%	5/1/30	8,300	8,279
	Philip Morris International Inc.	1.750%	11/1/30	3,100	3,005
	Procter & Gamble Co.	2.450%	11/3/26	9,325	9,979
	Procter & Gamble Co.	2.800%	3/25/27	7,592	8,221
	Procter & Gamble Co.	3.000%	3/25/30	13,750	15,164
	Procter & Gamble Co.	1.200%	10/29/30	9,650	9,196
	Procter & Gamble Co.	1.950%	4/23/31	6,940	7,056
	Sysco Corp.	3.300%	7/15/26	7,535	8,193
	Sysco Corp.	3.250%	7/15/27	9,150	9,922
	Sysco Corp.	2.400%	2/15/30	6,475	6,591
	Sysco Corp.	5.950%	4/1/30	6,376	8,192
	Target Corp.	3.375%	4/15/29	6,865	7,711
	Target Corp.	2.350%	2/15/30	4,710	4,917
	Tyson Foods Inc.	3.550%	6/2/27	11,324	12,531
	Tyson Foods Inc.	4.350%	3/1/29	9,001	10,484
	Unilever Capital Corp.	2.000%	7/28/26	9,150	9,539
	Unilever Capital Corp.	2.900%	5/5/27	7,345	7,959
	Unilever Capital Corp.	3.500%	3/22/28	7,150	8,037
	Unilever Capital Corp.	2.125%	9/6/29	13,234	13,620
	Unilever Capital Corp.	1.375%	9/14/30	4,898	4,736
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,050	4,322
	Walmart Inc.	3.050%	7/8/26	15,225	16,667
	Walmart Inc.	3.700%	6/26/28	21,897	24,927
	Walmart Inc.	3.250%	7/8/29	10,046	11,245
	Walmart Inc.	2.375%	9/24/29	11,000	11,654
					1,177,320
Energy (2.81%)
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	9,241	10,108
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	5,100	5,496
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	7,375	8,712
	Boardwalk Pipelines LP	4.450%	7/15/27	2,965	3,347
	Boardwalk Pipelines LP	4.800%	5/3/29	3,135	3,636
	Boardwalk Pipelines LP	3.400%	2/15/31	2,441	2,590
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	9,192	9,916
	BP Capital Markets America Inc.	3.543%	4/6/27	9,494	10,480
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	6,826	7,557
	BP Capital Markets America Inc.	3.937%	9/21/28	10,116	11,522
	BP Capital Markets America Inc.	4.234%	11/6/28	14,408	16,710
	BP Capital Markets America Inc.	3.633%	4/6/30	11,725	13,155
	BP Capital Markets America Inc.	1.749%	8/10/30	4,700	4,588
	BP Capital Markets plc	3.279%	9/19/27	14,158	15,502
	BP Capital Markets plc	3.723%	11/28/28	4,650	5,243
	Canadian Natural Resources Ltd.	3.850%	6/1/27	12,866	14,171
	Canadian Natural Resources Ltd.	2.950%	7/15/30	6,266	6,499
	Cenovus Energy Inc.	4.250%	4/15/27	9,920	11,092
	Cenovus Energy Inc.	4.400%	4/15/29	7,065	8,003
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	17,265	20,096
53

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	12,000	13,106
	Chevron Corp.	1.995%	5/11/27	6,175	6,378
	Chevron Corp.	2.236%	5/11/30	15,075	15,546
	Chevron USA Inc.	1.018%	8/12/27	6,600	6,430
	Chevron USA Inc.	3.850%	1/15/28	5,462	6,227
	Chevron USA Inc.	3.250%	10/15/29	6,175	6,845
	Cimarex Energy Co.	3.900%	5/15/27	8,316	9,174
	Cimarex Energy Co.	4.375%	3/15/29	4,250	4,832
[2,4]	ConocoPhillips	3.750%	10/1/27	10,595	11,901
[2,4]	ConocoPhillips	4.300%	8/15/28	12,500	14,499
[2,4]	ConocoPhillips	2.400%	2/15/31	4,495	4,602
	ConocoPhillips Co.	6.950%	4/15/29	10,664	14,498
[2,4]	Devon Energy Corp.	5.250%	10/15/27	3,506	3,769
[2,4]	Devon Energy Corp.	5.875%	6/15/28	3,114	3,461
[2,4]	Devon Energy Corp.	4.500%	1/15/30	4,992	5,493
	Diamondback Energy Inc.	3.250%	12/1/26	7,400	7,931
	Diamondback Energy Inc.	3.500%	12/1/29	9,753	10,454
	Diamondback Energy Inc.	3.125%	3/24/31	7,950	8,266
	Enable Midstream Partners LP	4.400%	3/15/27	5,932	6,558
	Enable Midstream Partners LP	4.950%	5/15/28	8,275	9,476
	Enable Midstream Partners LP	4.150%	9/15/29	3,613	3,956
	Enbridge Inc.	4.250%	12/1/26	6,273	7,079
	Enbridge Inc.	3.700%	7/15/27	5,270	5,824
	Enbridge Inc.	3.125%	11/15/29	6,225	6,667
	Energy Transfer LP	3.900%	7/15/26	5,000	5,463
	Energy Transfer LP	4.200%	4/15/27	5,750	6,362
[2]	Energy Transfer LP	5.500%	6/1/27	8,012	9,412
	Energy Transfer LP	4.000%	10/1/27	6,425	7,083
	Energy Transfer LP	4.950%	6/15/28	11,000	12,756
	Energy Transfer LP	5.250%	4/15/29	12,282	14,508
	Energy Transfer LP	3.750%	5/15/30	11,475	12,475
	Enterprise Products Operating LLC	3.950%	2/15/27	775	868
	Enterprise Products Operating LLC	4.150%	10/16/28	9,025	10,366
	Enterprise Products Operating LLC	3.125%	7/31/29	15,257	16,462
	Enterprise Products Operating LLC	2.800%	1/31/30	8,175	8,637
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	4,650	4,870
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	9,300	9,578
	EOG Resources Inc.	4.375%	4/15/30	5,690	6,744
	Exxon Mobil Corp.	2.275%	8/16/26	20,591	21,721
	Exxon Mobil Corp.	3.294%	3/19/27	2,210	2,444
	Exxon Mobil Corp.	2.440%	8/16/29	8,258	8,639
	Exxon Mobil Corp.	3.482%	3/19/30	20,620	23,159
	Exxon Mobil Corp.	2.610%	10/15/30	13,765	14,519
	Halliburton Co.	2.920%	3/1/30	7,719	8,023
	Hess Corp.	4.300%	4/1/27	13,564	15,110
	HollyFrontier Corp.	4.500%	10/1/30	2,935	3,151
	Kinder Morgan Inc.	4.300%	3/1/28	15,575	17,790
	Kinder Morgan Inc.	2.000%	2/15/31	7,125	6,859
	Magellan Midstream Partners LP	3.250%	6/1/30	4,161	4,479
	Marathon Oil Corp.	4.400%	7/15/27	8,590	9,727
	Marathon Petroleum Corp.	5.125%	12/15/26	6,955	8,188
	Marathon Petroleum Corp.	3.800%	4/1/28	7,065	7,870
	MPLX LP	4.125%	3/1/27	10,005	11,171
	MPLX LP	4.250%	12/1/27	6,263	7,087
	MPLX LP	4.000%	3/15/28	10,498	11,739
	MPLX LP	4.800%	2/15/29	7,002	8,208
	MPLX LP	2.650%	8/15/30	13,421	13,566
	NOV Inc.	3.600%	12/1/29	2,495	2,609
	ONEOK Inc.	4.000%	7/13/27	4,150	4,586
	ONEOK Inc.	4.550%	7/15/28	7,328	8,356
	ONEOK Inc.	4.350%	3/15/29	7,355	8,305
54

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	3.400%	9/1/29	15,474	16,498
	ONEOK Inc.	3.100%	3/15/30	3,400	3,555
	Phillips 66	3.900%	3/15/28	1,804	2,029
	Phillips 66	2.150%	12/15/30	7,815	7,688
	Phillips 66 Partners LP	3.550%	10/1/26	5,246	5,704
	Phillips 66 Partners LP	3.750%	3/1/28	4,595	5,033
	Phillips 66 Partners LP	3.150%	12/15/29	4,225	4,441
	Pioneer Natural Resources Co.	1.900%	8/15/30	9,122	8,791
	Pioneer Natural Resources Co.	2.150%	1/15/31	8,257	8,103
	Plains All American Pipeline LP	4.500%	12/15/26	6,739	7,571
	Plains All American Pipeline LP	3.550%	12/15/29	10,975	11,575
	Plains All American Pipeline LP	3.800%	9/15/30	4,310	4,616
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	10,622	12,266
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	14,403	16,269
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	17,708	20,431
	Schlumberger Investment SA	2.650%	6/26/30	11,580	12,180
	Shell International Finance BV	2.500%	9/12/26	9,028	9,613
	Shell International Finance BV	3.875%	11/13/28	4,935	5,665
	Shell International Finance BV	2.375%	11/7/29	12,516	13,008
	Shell International Finance BV	2.750%	4/6/30	14,975	15,965
	Spectra Energy Partners LP	3.375%	10/15/26	8,092	8,797
	TC PipeLines LP	3.900%	5/25/27	4,670	5,157
	Tosco Corp.	8.125%	2/15/30	2,469	3,550
	TotalEnergies Capital International SA	3.455%	2/19/29	7,325	8,167
	TotalEnergies Capital International SA	2.829%	1/10/30	12,543	13,466
	TotalEnergies Capital SA	3.883%	10/11/28	5,977	6,852
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,457	12,026
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	14,780
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,054	4,591
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,238	11,038
	Valero Energy Corp.	3.400%	9/15/26	8,952	9,695
	Valero Energy Corp.	2.150%	9/15/27	4,900	4,983
	Valero Energy Corp.	4.350%	6/1/28	10,165	11,582
	Valero Energy Corp.	4.000%	4/1/29	8,525	9,519
	Valero Energy Partners LP	4.375%	12/15/26	5,150	5,837
	Valero Energy Partners LP	4.500%	3/15/28	4,675	5,326
	Williams Cos. Inc.	3.750%	6/15/27	12,846	14,263
	Williams Cos. Inc.	3.500%	11/15/30	9,200	10,042
[2]	Williams Cos. Inc.	7.500%	1/15/31	1,636	2,253
	Williams Cos. Inc.	2.600%	3/15/31	8,250	8,363
					1,095,573
Financials (12.36%)
[2]	Aegon NV	5.500%	4/11/48	5,695	6,464
	AerCap Ireland Capital DAC	4.450%	4/3/26	402	442
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,331	13,181
	AerCap Ireland Capital DAC	4.625%	10/15/27	4,765	5,324
	AerCap Ireland Capital DAC	3.875%	1/23/28	6,735	7,214
	Affiliated Managers Group Inc.	3.300%	6/15/30	6,462	6,971
	Aflac Inc.	2.875%	10/15/26	2,075	2,232
	Aflac Inc.	3.600%	4/1/30	9,398	10,594
[2]	Air Lease Corp.	3.750%	6/1/26	58	63
	Air Lease Corp.	1.875%	8/15/26	6,500	6,506
	Air Lease Corp.	3.625%	4/1/27	4,238	4,562
	Air Lease Corp.	3.625%	12/1/27	5,850	6,290
	Air Lease Corp.	4.625%	10/1/28	2,775	3,136
	Air Lease Corp.	3.250%	10/1/29	6,225	6,476
[2]	Air Lease Corp.	3.000%	2/1/30	5,243	5,312
	Air Lease Corp.	3.125%	12/1/30	4,550	4,626
	Alleghany Corp.	3.625%	5/15/30	4,810	5,307
	Allstate Corp.	3.280%	12/15/26	5,030	5,555
	Allstate Corp.	1.450%	12/15/30	4,100	3,919
55

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,035	5,697
[2]	American Express Credit Corp.	3.300%	5/3/27	18,692	20,682
	American Financial Group Inc.	3.500%	8/15/26	3,325	3,617
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,759
	American International Group Inc.	4.200%	4/1/28	3,670	4,217
	American International Group Inc.	4.250%	3/15/29	5,060	5,840
	American International Group Inc.	3.400%	6/30/30	14,269	15,651
[2]	American International Group Inc.	5.750%	4/1/48	5,165	5,879
	Ameriprise Financial Inc.	2.875%	9/15/26	5,125	5,507
[2]	Andrew W Mellon Foundation	0.947%	8/1/27	2,525	2,457
[2]	Aon Corp.	8.205%	1/1/27	3,000	3,935
	Aon Corp.	4.500%	12/15/28	2,051	2,398
	Aon Corp.	3.750%	5/2/29	7,705	8,671
	Aon Corp.	2.800%	5/15/30	11,237	11,822
	Arch Capital Finance LLC	4.011%	12/15/26	4,290	4,852
	Ares Capital Corp.	2.150%	7/15/26	8,875	8,830
	Ares Capital Corp.	2.875%	6/15/28	7,000	7,099
	Arthur J Gallagher & Co.	2.500%	5/20/31	7,000	7,075
	Assurant Inc.	4.900%	3/27/28	3,600	4,196
	Assurant Inc.	3.700%	2/22/30	2,350	2,553
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,000	4,155
	Athene Holding Ltd.	4.125%	1/12/28	3,825	4,275
	Athene Holding Ltd.	6.150%	4/3/30	8,535	10,780
	Athene Holding Ltd.	3.500%	1/15/31	5,705	6,088
	AXA SA	8.600%	12/15/30	8,855	13,447
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,350	3,692
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,345	3,534
	AXIS Specialty Finance plc	4.000%	12/6/27	3,255	3,607
	Banco Santander SA	4.250%	4/11/27	13,519	15,239
	Banco Santander SA	3.800%	2/23/28	4,250	4,697
	Banco Santander SA	4.379%	4/12/28	5,250	5,997
	Banco Santander SA	3.306%	6/27/29	6,791	7,376
	Banco Santander SA	3.490%	5/28/30	16,955	18,306
	Banco Santander SA	2.749%	12/3/30	10,155	10,064
	Banco Santander SA	2.958%	3/25/31	5,985	6,169
[2]	Bank of America Corp.	4.250%	10/22/26	16,493	18,621
[2]	Bank of America Corp.	3.248%	10/21/27	22,984	24,932
[2]	Bank of America Corp.	4.183%	11/25/27	23,874	26,731
[2]	Bank of America Corp.	3.824%	1/20/28	29,541	32,809
[2]	Bank of America Corp.	3.705%	4/24/28	16,541	18,291
[2]	Bank of America Corp.	3.593%	7/21/28	24,620	27,082
[2]	Bank of America Corp.	3.419%	12/20/28	68,016	74,160
[2]	Bank of America Corp.	3.970%	3/5/29	15,450	17,418
[2]	Bank of America Corp.	2.087%	6/14/29	15,000	15,123
[2]	Bank of America Corp.	4.271%	7/23/29	45,900	52,750
[2]	Bank of America Corp.	3.974%	2/7/30	20,895	23,692
[2]	Bank of America Corp.	3.194%	7/23/30	5,008	5,391
[2]	Bank of America Corp.	2.884%	10/22/30	10,956	11,533
[2]	Bank of America Corp.	2.496%	2/13/31	50,920	52,063
[2]	Bank of America Corp.	2.592%	4/29/31	17,900	18,426
[2]	Bank of America Corp.	1.898%	7/23/31	20,315	19,712
[2]	Bank of America Corp.	1.922%	10/24/31	15,967	15,563
[2]	Bank of America Corp.	2.651%	3/11/32	18,763	19,262
	Bank of America Corp.	2.687%	4/22/32	50,650	52,174
[2]	Bank of Montreal	3.803%	12/15/32	10,290	11,344
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	11,427	12,135
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	11,009	12,103
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	9,525	10,607
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	2,105	2,319
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	10,286	11,402
	Bank of Nova Scotia	2.700%	8/3/26	11,260	12,026
56

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BankUnited Inc.	5.125%	6/11/30	4,400	5,128
	Barclays plc	4.337%	1/10/28	8,270	9,243
	Barclays plc	4.836%	5/9/28	19,208	21,557
[2]	Barclays plc	4.972%	5/16/29	14,033	16,443
[2]	Barclays plc	5.088%	6/20/30	9,000	10,461
	Barclays plc	2.645%	6/24/31	7,973	8,070
	Barclays plc	2.667%	3/10/32	6,200	6,242
	Barclays plc	3.564%	9/23/35	16,166	16,841
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,075	6,136
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,150	4,056
	BlackRock Inc.	3.200%	3/15/27	2,392	2,650
	BlackRock Inc.	3.250%	4/30/29	9,250	10,345
	BlackRock Inc.	2.400%	4/30/30	7,620	7,978
	BlackRock Inc.	1.900%	1/28/31	4,430	4,431
[2,4]	Blackstone Secured Lending Fund	2.750%	9/16/26	6,305	6,391
[2]	BPCE SA	3.375%	12/2/26	3,500	3,858
	Brighthouse Financial Inc.	3.700%	6/22/27	5,178	5,653
	Brighthouse Financial Inc.	5.625%	5/15/30	9,990	12,159
	Brookfield Finance Inc.	3.900%	1/25/28	6,450	7,208
	Brookfield Finance Inc.	4.850%	3/29/29	8,025	9,453
	Brookfield Finance Inc.	4.350%	4/15/30	8,612	9,951
	Brookfield Finance Inc.	2.724%	4/15/31	4,000	4,125
	Brown & Brown Inc.	4.500%	3/15/29	3,075	3,532
	Brown & Brown Inc.	2.375%	3/15/31	5,094	5,093
	Capital One Financial Corp.	3.750%	7/28/26	14,396	15,881
	Capital One Financial Corp.	3.750%	3/9/27	10,414	11,583
	Capital One Financial Corp.	3.650%	5/11/27	7,860	8,740
	Capital One Financial Corp.	3.800%	1/31/28	15,643	17,655
	Cboe Global Markets Inc.	3.650%	1/12/27	6,138	6,842
	Cboe Global Markets Inc.	1.625%	12/15/30	4,700	4,535
	Charles Schwab Corp.	3.450%	2/13/26	300	331
	Charles Schwab Corp.	3.200%	3/2/27	3,370	3,689
	Charles Schwab Corp.	3.200%	1/25/28	6,126	6,755
	Charles Schwab Corp.	2.000%	3/20/28	10,395	10,671
	Charles Schwab Corp.	4.000%	2/1/29	7,147	8,239
	Charles Schwab Corp.	3.250%	5/22/29	6,551	7,228
	Charles Schwab Corp.	4.625%	3/22/30	1,300	1,580
	Charles Schwab Corp.	2.300%	5/13/31	15,000	15,326
	Chubb INA Holdings Inc.	3.350%	5/3/26	155	170
	Chubb INA Holdings Inc.	1.375%	9/15/30	12,300	11,701
	CI Financial Corp.	3.200%	12/17/30	9,850	10,113
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	4,222
	Citigroup Inc.	3.200%	10/21/26	28,091	30,436
	Citigroup Inc.	4.300%	11/20/26	9,019	10,190
	Citigroup Inc.	4.450%	9/29/27	40,967	46,788
[2]	Citigroup Inc.	3.887%	1/10/28	33,429	37,197
	Citigroup Inc.	6.625%	1/15/28	875	1,124
[2]	Citigroup Inc.	3.668%	7/24/28	20,331	22,455
	Citigroup Inc.	4.125%	7/25/28	6,420	7,240
[2]	Citigroup Inc.	3.520%	10/27/28	23,281	25,495
[2]	Citigroup Inc.	4.075%	4/23/29	6,401	7,266
[2]	Citigroup Inc.	3.980%	3/20/30	26,185	29,715
[2]	Citigroup Inc.	2.976%	11/5/30	13,850	14,691
[2]	Citigroup Inc.	2.666%	1/29/31	16,284	16,834
[2]	Citigroup Inc.	4.412%	3/31/31	45,913	53,677
[2]	Citigroup Inc.	2.572%	6/3/31	21,800	22,404
	Citizens Financial Group Inc.	2.850%	7/27/26	5,428	5,788
	Citizens Financial Group Inc.	2.500%	2/6/30	3,994	4,100
	Citizens Financial Group Inc.	3.250%	4/30/30	5,497	5,955
	CME Group Inc.	3.750%	6/15/28	4,750	5,416
	CNA Financial Corp.	4.500%	3/1/26	136	154
57

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNA Financial Corp.	3.450%	8/15/27	4,083	4,474
	CNA Financial Corp.	3.900%	5/1/29	5,348	6,014
	CNA Financial Corp.	2.050%	8/15/30	2,500	2,458
	CNO Financial Group Inc.	5.250%	5/30/29	5,050	6,015
	Comerica Inc.	4.000%	2/1/29	133	153
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	12,348	13,577
[2]	Deutsche Bank AG	3.547%	9/18/31	13,150	13,994
[2]	Discover Bank	3.450%	7/27/26	8,649	9,438
[2]	Discover Bank	4.650%	9/13/28	9,077	10,650
[2]	Discover Bank	2.700%	2/6/30	5,355	5,607
	Discover Financial Services	4.100%	2/9/27	11,039	12,370
	E*TRADE Financial Corp.	3.800%	8/24/27	4,641	5,141
	E*TRADE Financial Corp.	4.500%	6/20/28	3,285	3,810
	Eaton Vance Corp.	3.500%	4/6/27	3,470	3,782
	Enstar Group Ltd.	4.950%	6/1/29	10,630	12,206
	Equitable Holdings Inc.	7.000%	4/1/28	2,650	3,411
	Equitable Holdings Inc.	4.350%	4/20/28	11,837	13,571
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,184	7,113
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,700	6,521
[2,4]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,000	4,176
	Fidelity National Financial Inc.	4.500%	8/15/28	4,899	5,636
	Fidelity National Financial Inc.	3.400%	6/15/30	5,750	6,193
	Fifth Third Bancorp	2.550%	5/5/27	3,950	4,177
	Fifth Third Bancorp	3.950%	3/14/28	6,223	7,168
[2]	Fifth Third Bank NA	2.250%	2/1/27	6,850	7,185
	First American Financial Corp.	4.000%	5/15/30	3,940	4,378
	Franklin Resources Inc.	1.600%	10/30/30	6,100	5,862
	FS KKR Capital Corp.	3.400%	1/15/26	87	90
	FS KKR Capital Corp.	2.625%	1/15/27	3,000	2,970
	GATX Corp.	3.250%	9/15/26	3,176	3,428
	GATX Corp.	3.850%	3/30/27	4,225	4,667
	GATX Corp.	3.500%	3/15/28	4,177	4,588
	GATX Corp.	4.550%	11/7/28	2,650	3,094
	GATX Corp.	4.700%	4/1/29	1,700	1,992
	GATX Corp.	4.000%	6/30/30	5,032	5,678
	GE Capital Funding LLC	4.050%	5/15/27	7,905	8,947
	GE Capital Funding LLC	4.400%	5/15/30	27,671	32,253
	Global Payments Inc.	4.450%	6/1/28	3,650	4,206
	Global Payments Inc.	3.200%	8/15/29	10,921	11,665
	Global Payments Inc.	2.900%	5/15/30	9,251	9,632
	Globe Life Inc.	4.550%	9/15/28	5,546	6,488
	Globe Life Inc.	2.150%	8/15/30	3,125	3,087
	Goldman Sachs BDC Inc.	2.875%	1/15/26	51	53
	Goldman Sachs Group Inc.	3.500%	11/16/26	23,633	25,695
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,182	8,753
	Goldman Sachs Group Inc.	3.850%	1/26/27	28,827	31,792
	Goldman Sachs Group Inc.	1.542%	9/10/27	25,000	24,923
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	24,310	26,848
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	27,548	30,805
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	25,430	29,033
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,500	1,556
	Goldman Sachs Group Inc.	3.800%	3/15/30	30,725	34,569
	Goldman Sachs Group Inc.	1.992%	1/27/32	21,535	20,912
	Goldman Sachs Group Inc.	2.615%	4/22/32	29,198	29,861
	Golub Capital BDC Inc.	2.500%	8/24/26	3,784	3,803
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,958	2,972
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,610	6,964
	HSBC Holdings plc	4.375%	11/23/26	18,846	21,267
	HSBC Holdings plc	1.589%	5/24/27	275	275
[2]	HSBC Holdings plc	4.041%	3/13/28	20,390	22,616
[2]	HSBC Holdings plc	2.013%	9/22/28	15,847	15,900
58

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	HSBC Holdings plc	4.583%	6/19/29	30,047	34,730
	HSBC Holdings plc	4.950%	3/31/30	23,441	28,290
[2]	HSBC Holdings plc	3.973%	5/22/30	34,412	38,498
[2]	HSBC Holdings plc	2.848%	6/4/31	12,085	12,541
[2]	HSBC Holdings plc	2.357%	8/18/31	13,275	13,283
	HSBC Holdings plc	2.804%	5/24/32	20,000	20,530
	Huntington Bancshares Inc.	2.550%	2/4/30	7,864	8,197
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,900	6,533
	ING Groep NV	3.950%	3/29/27	7,445	8,360
	ING Groep NV	4.550%	10/2/28	9,140	10,727
	ING Groep NV	4.050%	4/9/29	8,785	10,032
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,363	3,660
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,038	4,546
	Intercontinental Exchange Inc.	2.100%	6/15/30	11,520	11,454
	Jefferies Group LLC	4.850%	1/15/27	5,192	6,039
	Jefferies Group LLC	6.450%	6/8/27	1,050	1,309
	Jefferies Group LLC	4.150%	1/23/30	7,261	8,162
	JPMorgan Chase & Co.	3.200%	6/15/26	1,279	1,393
	JPMorgan Chase & Co.	2.950%	10/1/26	30,789	33,174
	JPMorgan Chase & Co.	7.625%	10/15/26	4,100	5,353
	JPMorgan Chase & Co.	4.125%	12/15/26	26,767	30,293
	JPMorgan Chase & Co.	8.000%	4/29/27	5,397	7,287
	JPMorgan Chase & Co.	4.250%	10/1/27	9,252	10,550
	JPMorgan Chase & Co.	3.625%	12/1/27	3,528	3,876
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	27,723	30,766
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	18,743	20,582
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	13,408	13,722
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	17,699	19,500
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	27,480	31,126
	JPMorgan Chase & Co.	2.069%	6/1/29	10,000	10,077
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	25,216	28,955
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	30,439	35,579
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	21,886	24,477
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	19,721	20,678
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	30,219	35,815
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	18,925	19,450
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	24,711	25,971
	JPMorgan Chase & Co.	1.764%	11/19/31	15,852	15,225
	JPMorgan Chase & Co.	1.953%	2/4/32	33,333	32,414
	JPMorgan Chase & Co.	2.580%	4/22/32	38,355	39,406
	Kemper Corp.	2.400%	9/30/30	3,650	3,649
[2]	KeyBank NA	6.950%	2/1/28	500	633
[2]	KeyCorp	2.250%	4/6/27	8,345	8,656
[2]	KeyCorp	4.100%	4/30/28	5,235	6,043
[2]	KeyCorp	2.550%	10/1/29	7,837	8,208
	Lazard Group LLC	3.625%	3/1/27	2,495	2,719
	Lazard Group LLC	4.500%	9/19/28	4,417	5,105
	Lazard Group LLC	4.375%	3/11/29	5,676	6,458
	Lincoln National Corp.	3.625%	12/12/26	4,283	4,741
	Lincoln National Corp.	3.800%	3/1/28	3,425	3,836
	Lincoln National Corp.	3.050%	1/15/30	5,848	6,237
	Lincoln National Corp.	3.400%	1/15/31	2,800	3,081
	Lloyds Banking Group plc	4.650%	3/24/26	103	116
	Lloyds Banking Group plc	3.750%	1/11/27	10,460	11,544
	Lloyds Banking Group plc	4.375%	3/22/28	13,675	15,705
	Lloyds Banking Group plc	4.550%	8/16/28	7,653	8,918
[2]	Lloyds Banking Group plc	3.574%	11/7/28	15,920	17,390
	Loews Corp.	3.750%	4/1/26	100	111
	Loews Corp.	3.200%	5/15/30	3,088	3,351
	Main Street Capital Corp.	3.000%	7/14/26	2,900	2,978
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,340	8,095
59

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manulife Financial Corp.	4.150%	3/4/26	274	309
	Manulife Financial Corp.	2.484%	5/19/27	2,937	3,101
[2]	Manulife Financial Corp.	4.061%	2/24/32	5,910	6,520
	Markel Corp.	3.500%	11/1/27	3,200	3,518
	Markel Corp.	3.350%	9/17/29	2,500	2,750
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	170	189
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	12,742	14,946
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,225	6,308
	Mastercard Inc.	2.950%	11/21/26	6,912	7,540
	Mastercard Inc.	3.300%	3/26/27	9,242	10,219
	Mastercard Inc.	3.500%	2/26/28	6,380	7,176
	Mastercard Inc.	2.950%	6/1/29	10,328	11,288
	Mastercard Inc.	3.350%	3/26/30	10,538	11,863
	Mastercard Inc.	1.900%	3/15/31	1,150	1,162
	Mercury General Corp.	4.400%	3/15/27	3,160	3,568
	MetLife Inc.	4.550%	3/23/30	7,008	8,416
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,300	9,894
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	9,469	10,577
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	11,350	12,495
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	11,855	13,471
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,425	6,236
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	12,033	13,546
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	17,975	19,447
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	7,001	7,275
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,500	7,482
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,000	6,425
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,850	3,160
	Mizuho Financial Group Inc.	3.170%	9/11/27	11,190	12,180
	Mizuho Financial Group Inc.	4.018%	3/5/28	6,185	7,054
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,595	6,447
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,100	6,572
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,960	5,209
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	950	977
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	10,181	10,166
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,705	8,511
[2]	Morgan Stanley	3.125%	7/27/26	21,681	23,472
[2]	Morgan Stanley	6.250%	8/9/26	5,309	6,566
[2]	Morgan Stanley	4.350%	9/8/26	22,042	24,980
	Morgan Stanley	3.625%	1/20/27	25,473	28,270
	Morgan Stanley	3.950%	4/23/27	18,679	20,866
[2]	Morgan Stanley	3.591%	7/22/28	27,555	30,531
[2]	Morgan Stanley	3.772%	1/24/29	27,803	31,222
[2]	Morgan Stanley	4.431%	1/23/30	24,708	28,974
[2]	Morgan Stanley	2.699%	1/22/31	35,193	36,865
[2]	Morgan Stanley	3.622%	4/1/31	28,740	32,101
[2]	Morgan Stanley	1.794%	2/13/32	14,405	13,857
[2]	Morgan Stanley	1.928%	4/28/32	20,300	19,743
	Nasdaq Inc.	1.650%	1/15/31	1,066	1,007
[2]	National Australia Bank Ltd.	2.500%	7/12/26	10,815	11,501
[2]	Natwest Group plc	3.073%	5/22/28	14,290	15,077
[2]	Natwest Group plc	4.892%	5/18/29	15,165	17,763
[2]	Natwest Group plc	5.076%	1/27/30	14,800	17,548
[2]	Natwest Group plc	4.445%	5/8/30	9,115	10,446
[2]	Natwest Group plc	3.032%	11/28/35	7,000	7,003
	Nomura Holdings Inc.	3.103%	1/16/30	17,480	18,344
	Nomura Holdings Inc.	2.679%	7/16/30	4,100	4,165
	Northern Trust Corp.	3.650%	8/3/28	5,306	6,006
	Northern Trust Corp.	3.150%	5/3/29	7,450	8,197
[2]	Northern Trust Corp.	3.375%	5/8/32	4,650	5,054
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	3,000	3,004
	Old Republic International Corp.	3.875%	8/26/26	4,748	5,310
60

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ORIX Corp.	3.700%	7/18/27	4,000	4,467
	ORIX Corp.	2.250%	3/9/31	5,025	5,066
	Owl Rock Capital Corp.	3.400%	7/15/26	7,295	7,608
	Owl Rock Capital Corp.	2.625%	1/15/27	4,545	4,558
	Owl Rock Capital Corp.	2.875%	6/11/28	4,000	3,973
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	2,175	2,148
	PartnerRe Finance B LLC	3.700%	7/2/29	4,815	5,355
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,916
	PayPal Holdings Inc.	2.650%	10/1/26	12,620	13,535
	PayPal Holdings Inc.	2.850%	10/1/29	8,425	9,098
	PayPal Holdings Inc.	2.300%	6/1/30	9,500	9,844
[2]	PNC Bank NA	3.100%	10/25/27	6,444	7,056
[2]	PNC Bank NA	3.250%	1/22/28	4,025	4,444
[2]	PNC Bank NA	4.050%	7/26/28	11,660	13,482
[2]	PNC Bank NA	2.700%	10/22/29	10,655	11,288
	PNC Financial Services Group Inc.	2.600%	7/23/26	8,424	8,978
	PNC Financial Services Group Inc.	3.150%	5/19/27	8,639	9,453
	PNC Financial Services Group Inc.	3.450%	4/23/29	16,861	18,869
	PNC Financial Services Group Inc.	2.550%	1/22/30	17,178	18,086
	Principal Financial Group Inc.	3.100%	11/15/26	5,210	5,638
	Principal Financial Group Inc.	3.700%	5/15/29	3,296	3,703
	Principal Financial Group Inc.	2.125%	6/15/30	6,300	6,292
	Progressive Corp.	2.450%	1/15/27	6,115	6,489
	Progressive Corp.	3.200%	3/26/30	8,912	9,803
	Prospect Capital Corp.	3.364%	11/15/26	2,050	2,054
[2]	Prudential Financial Inc.	1.500%	3/10/26	472	480
[2]	Prudential Financial Inc.	3.878%	3/27/28	3,000	3,437
[2]	Prudential Financial Inc.	2.100%	3/10/30	2,000	2,037
[2]	Prudential Financial Inc.	4.500%	9/15/47	6,413	6,962
[2]	Prudential Financial Inc.	5.700%	9/15/48	5,442	6,372
[2]	Prudential Financial Inc.	3.700%	10/1/50	9,410	9,838
	Prudential plc	3.125%	4/14/30	8,165	8,795
	Raymond James Financial Inc.	4.650%	4/1/30	9,813	11,741
	Reinsurance Group of America Inc.	3.950%	9/15/26	3,290	3,663
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,209	6,957
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	5,450
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,000	2,185
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,378
	Santander Holdings USA Inc.	3.244%	10/5/26	9,087	9,709
	Santander Holdings USA Inc.	4.400%	7/13/27	12,397	13,908
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	7,200	7,912
	Santander UK Group Holdings plc	2.896%	3/15/32	7,800	8,045
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	2,900	2,925
[2]	State Street Corp.	4.141%	12/3/29	4,850	5,683
	State Street Corp.	2.400%	1/24/30	11,417	11,913
	State Street Corp.	2.200%	3/3/31	6,800	6,857
	State Street Corp.	3.152%	3/30/31	1,200	1,315
[2]	State Street Corp.	3.031%	11/1/34	3,900	4,144
	Stifel Financial Corp.	4.000%	5/15/30	3,365	3,747
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	16,370	17,387
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	9,402	10,147
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	16,200	17,831
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,396	12,459
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	5,199	5,754
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,355	8,356
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,505	2,906
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	15,964	17,114
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,334	5,680
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,175	9,633
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	21,036	22,120
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,584	10,641
61

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	12,583	12,305
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,050	3,936
	SVB Financial Group	2.100%	5/15/28	3,000	3,042
	SVB Financial Group	3.125%	6/5/30	4,510	4,814
	SVB Financial Group	1.800%	2/2/31	2,687	2,570
	Synchrony Financial	3.700%	8/4/26	6,694	7,318
	Synchrony Financial	3.950%	12/1/27	5,604	6,236
	Synchrony Financial	5.150%	3/19/29	5,860	6,945
	TD Ameritrade Holding Corp.	3.300%	4/1/27	6,742	7,401
	TD Ameritrade Holding Corp.	2.750%	10/1/29	5,550	5,970
[2]	Toronto-Dominion Bank	3.625%	9/15/31	14,715	16,282
[2]	Truist Bank	3.800%	10/30/26	2,333	2,611
[2]	Truist Bank	2.250%	3/11/30	16,675	16,912
[2]	Truist Financial Corp.	1.125%	8/3/27	8,725	8,517
[2]	Truist Financial Corp.	3.875%	3/19/29	5,732	6,526
[2]	Truist Financial Corp.	1.950%	6/5/30	8,600	8,612
	Unum Group	4.000%	6/15/29	2,000	2,248
[2]	US Bancorp	2.375%	7/22/26	13,750	14,538
[2]	US Bancorp	3.150%	4/27/27	13,363	14,636
[2]	US Bancorp	3.900%	4/26/28	4,058	4,671
[2]	US Bancorp	3.000%	7/30/29	6,250	6,762
[2]	US Bancorp	1.375%	7/22/30	7,250	6,965
	Visa Inc.	1.900%	4/15/27	14,110	14,579
	Visa Inc.	0.750%	8/15/27	2,075	2,016
	Visa Inc.	2.750%	9/15/27	8,675	9,380
	Visa Inc.	2.050%	4/15/30	10,275	10,569
	Visa Inc.	1.100%	2/15/31	8,950	8,464
[2]	Voya Financial Inc.	4.700%	1/23/48	4,180	4,400
	Wachovia Corp.	7.574%	8/1/26	1,250	1,604
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,840
[2]	Wells Fargo & Co.	4.100%	6/3/26	2,228	2,502
	Wells Fargo & Co.	3.000%	10/23/26	31,538	34,005
[2]	Wells Fargo & Co.	3.196%	6/17/27	268	289
[2]	Wells Fargo & Co.	4.300%	7/22/27	13,040	14,859
[2]	Wells Fargo & Co.	3.584%	5/22/28	24,557	27,037
[2]	Wells Fargo & Co.	2.393%	6/2/28	14,556	15,093
[2]	Wells Fargo & Co.	4.150%	1/24/29	13,548	15,592
[2]	Wells Fargo & Co.	2.879%	10/30/30	23,943	25,361
[2]	Wells Fargo & Co.	2.572%	2/11/31	22,550	23,343
[2]	Wells Fargo & Co.	4.478%	4/4/31	47,119	55,714
	Western Union Co.	2.750%	3/15/31	3,000	3,000
	Westpac Banking Corp.	1.150%	6/3/26	83	83
	Westpac Banking Corp.	2.700%	8/19/26	8,710	9,341
	Westpac Banking Corp.	3.350%	3/8/27	6,674	7,381
	Westpac Banking Corp.	3.400%	1/25/28	1,386	1,551
	Westpac Banking Corp.	2.650%	1/16/30	2,625	2,813
[2]	Westpac Banking Corp.	4.322%	11/23/31	19,825	22,042
	Westpac Banking Corp.	4.110%	7/24/34	13,122	14,403
	Westpac Banking Corp.	2.668%	11/15/35	14,250	14,030
	Willis North America Inc.	4.500%	9/15/28	4,197	4,857
	Willis North America Inc.	2.950%	9/15/29	6,727	7,075
	Wintrust Financial Corp.	4.850%	6/6/29	2,000	2,165
	Zions Bancorp NA	3.250%	10/29/29	4,227	4,430
					4,824,980
Health Care (3.84%)
	Abbott Laboratories	3.750%	11/30/26	15,265	17,267
	Abbott Laboratories	1.150%	1/30/28	8,140	7,979
	Abbott Laboratories	1.400%	6/30/30	4,300	4,159
	AbbVie Inc.	2.950%	11/21/26	33,583	36,103
	AbbVie Inc.	4.250%	11/14/28	16,191	18,775
	AbbVie Inc.	3.200%	11/21/29	52,860	57,372
62

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adventist Health System	2.952%	3/1/29	2,250	2,372
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,944
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,610	1,632
	Agilent Technologies Inc.	3.050%	9/22/26	2,850	3,077
	Agilent Technologies Inc.	2.750%	9/15/29	4,925	5,166
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	4,282
	Agilent Technologies Inc.	2.300%	3/12/31	6,800	6,805
	AmerisourceBergen Corp.	3.450%	12/15/27	4,708	5,137
	AmerisourceBergen Corp.	2.800%	5/15/30	3,425	3,572
	AmerisourceBergen Corp.	2.700%	3/15/31	10,000	10,269
	Amgen Inc.	2.600%	8/19/26	4,951	5,256
	Amgen Inc.	2.200%	2/21/27	13,787	14,317
	Amgen Inc.	3.200%	11/2/27	7,431	8,108
	Amgen Inc.	2.450%	2/21/30	11,975	12,345
	Amgen Inc.	2.300%	2/25/31	4,608	4,667
	Anthem Inc.	3.650%	12/1/27	18,401	20,587
	Anthem Inc.	4.101%	3/1/28	4,786	5,477
	Anthem Inc.	2.875%	9/15/29	9,291	9,885
	Anthem Inc.	2.250%	5/15/30	15,827	15,964
	Anthem Inc.	2.550%	3/15/31	5,250	5,415
[2]	Ascension Health	2.532%	11/15/29	7,505	7,915
	Astrazeneca Finance LLC	1.750%	5/28/28	7,100	7,097
	Astrazeneca Finance LLC	2.250%	5/28/31	7,200	7,300
	AstraZeneca plc	0.700%	4/8/26	210	205
	AstraZeneca plc	3.125%	6/12/27	7,579	8,256
	AstraZeneca plc	4.000%	1/17/29	10,533	12,107
	AstraZeneca plc	1.375%	8/6/30	10,110	9,580
	Banner Health	2.338%	1/1/30	2,725	2,787
	Banner Health	1.897%	1/1/31	2,250	2,217
	Baxter International Inc.	2.600%	8/15/26	7,417	7,891
	Baxter International Inc.	3.950%	4/1/30	4,500	5,180
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	1,000	980
	Becton Dickinson & Co.	3.700%	6/6/27	21,850	24,288
	Becton Dickinson & Co.	2.823%	5/20/30	1,580	1,655
	Becton Dickinson & Co.	1.957%	2/11/31	6,825	6,659
	Biogen Inc.	2.250%	5/1/30	14,295	14,333
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,514	3,867
	Boston Scientific Corp.	4.000%	3/1/29	17,571	19,996
	Boston Scientific Corp.	2.650%	6/1/30	12,060	12,468
	Bristol-Myers Squibb Co.	1.125%	11/13/27	4,350	4,279
	Bristol-Myers Squibb Co.	3.450%	11/15/27	11,361	12,669
	Bristol-Myers Squibb Co.	3.900%	2/20/28	14,210	16,258
	Bristol-Myers Squibb Co.	3.400%	7/26/29	39,461	44,204
	Bristol-Myers Squibb Co.	1.450%	11/13/30	17,575	16,990
	Cardinal Health Inc.	3.410%	6/15/27	9,580	10,465
[2]	CHRISTUS Health	4.341%	7/1/28	3,085	3,547
[2]	Cigna Corp.	4.500%	2/25/26	247	281
[2]	Cigna Corp.	3.400%	3/1/27	10,212	11,206
[2]	Cigna Corp.	3.050%	10/15/27	3,367	3,636
	Cigna Corp.	4.375%	10/15/28	20,750	24,152
	Cigna Corp.	2.400%	3/15/30	17,285	17,649
	Cigna Corp.	2.375%	3/15/31	20,525	20,812
	CommonSpirit Health	3.347%	10/1/29	8,179	8,864
	CommonSpirit Health	2.782%	10/1/30	2,200	2,289
	CVS Health Corp.	2.875%	6/1/26	179	192
	CVS Health Corp.	3.000%	8/15/26	6,519	7,030
	CVS Health Corp.	3.625%	4/1/27	4,308	4,767
	CVS Health Corp.	6.250%	6/1/27	1,390	1,731
	CVS Health Corp.	1.300%	8/21/27	17,275	16,959
	CVS Health Corp.	4.300%	3/25/28	57,712	66,300
	CVS Health Corp.	3.250%	8/15/29	25,319	27,533
63

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	3.750%	4/1/30	12,190	13,666
	CVS Health Corp.	1.750%	8/21/30	13,545	13,036
	CVS Health Corp.	1.875%	2/28/31	5,020	4,873
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,434	6,886
	DH Europe Finance II Sarl	2.600%	11/15/29	4,425	4,633
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,847	5,621
	Eli Lilly & Co.	3.375%	3/15/29	9,507	10,669
	Gilead Sciences Inc.	2.950%	3/1/27	3,007	3,236
	Gilead Sciences Inc.	1.200%	10/1/27	3,375	3,289
	Gilead Sciences Inc.	1.650%	10/1/30	4,425	4,279
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	11,315	12,966
	GlaxoSmithKline Capital plc	3.375%	6/1/29	6,670	7,414
	HCA Inc.	5.250%	6/15/26	80	93
	HCA Inc.	4.500%	2/15/27	10,407	11,767
	HCA Inc.	4.125%	6/15/29	16,856	19,008
	HCA Inc.	2.375%	7/15/31	8,000	7,918
	Humana Inc.	3.950%	3/15/27	3,771	4,227
	Humana Inc.	3.125%	8/15/29	6,106	6,575
	Humana Inc.	4.875%	4/1/30	2,435	2,939
	Illumina Inc.	2.550%	3/23/31	4,000	4,059
	Johnson & Johnson	2.950%	3/3/27	8,792	9,611
	Johnson & Johnson	0.950%	9/1/27	14,025	13,775
	Johnson & Johnson	2.900%	1/15/28	10,966	11,995
	Johnson & Johnson	6.950%	9/1/29	1,925	2,700
	Johnson & Johnson	1.300%	9/1/30	15,033	14,584
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,471	4,896
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,985	4,410
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,745	7,103
	Laboratory Corp. of America Holdings	2.700%	6/1/31	4,000	4,070
	McKesson Corp.	3.950%	2/16/28	6,349	7,205
	McKesson Corp.	4.750%	5/30/29	3,366	4,002
	Medtronic Global Holdings SCA	3.350%	4/1/27	2,950	3,249
	Merck & Co. Inc.	0.750%	2/24/26	549	545
	Merck & Co. Inc.	3.400%	3/7/29	16,342	18,315
	Merck & Co. Inc.	1.450%	6/24/30	12,350	12,032
[2]	Mercy Health	4.302%	7/1/28	2,450	2,880
	Mylan Inc.	4.550%	4/15/28	5,900	6,771
	Novartis Capital Corp.	2.000%	2/14/27	8,313	8,644
	Novartis Capital Corp.	3.100%	5/17/27	10,461	11,444
	Novartis Capital Corp.	2.200%	8/14/30	3,650	3,775
	PerkinElmer Inc.	3.300%	9/15/29	7,675	8,305
	PerkinElmer Inc.	2.550%	3/15/31	3,500	3,592
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	107	118
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	5,246	5,360
	Pfizer Inc.	2.750%	6/3/26	257	278
	Pfizer Inc.	3.000%	12/15/26	7,471	8,203
	Pfizer Inc.	3.600%	9/15/28	6,132	6,945
	Pfizer Inc.	3.450%	3/15/29	19,929	22,420
	Pfizer Inc.	2.625%	4/1/30	10,100	10,770
	Pfizer Inc.	1.700%	5/28/30	12,950	12,881
	Pharmacia LLC	6.600%	12/1/28	3,400	4,572
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	3,025	3,227
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	2,991	3,135
	Quest Diagnostics Inc.	3.450%	6/1/26	149	164
	Quest Diagnostics Inc.	4.200%	6/30/29	4,475	5,162
	Quest Diagnostics Inc.	2.950%	6/30/30	7,225	7,657
	Quest Diagnostics Inc.	2.800%	6/30/31	1,750	1,828
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	9,939	9,428
[2,4]	Royalty Pharma plc	1.750%	9/2/27	9,841	9,700
[2,4]	Royalty Pharma plc	2.200%	9/2/30	9,359	9,180
[2]	Rush Obligated Group	3.922%	11/15/29	3,000	3,426
64

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sanofi	3.625%	6/19/28	7,025	8,019
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	30,904	33,545
	Smith & Nephew plc	2.032%	10/14/30	7,700	7,545
[2]	SSM Health Care Corp.	3.823%	6/1/27	4,270	4,771
[2]	Stanford Health Care	3.310%	8/15/30	2,687	2,974
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	4,850	4,944
	Stryker Corp.	3.650%	3/7/28	4,975	5,584
	Stryker Corp.	1.950%	6/15/30	6,446	6,376
[2]	Sutter Health	3.695%	8/15/28	3,125	3,496
[2]	Sutter Health	2.294%	8/15/30	6,025	6,082
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,175	18,277
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	22,270	22,077
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	13,520	14,597
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,743	8,454
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	5,639	5,923
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	4,305	5,126
[2]	Toledo Hospital	5.325%	11/15/28	2,800	3,266
	UnitedHealth Group Inc.	1.250%	1/15/26	419	423
	UnitedHealth Group Inc.	3.100%	3/15/26	422	460
	UnitedHealth Group Inc.	3.450%	1/15/27	4,239	4,705
	UnitedHealth Group Inc.	3.375%	4/15/27	5,015	5,568
	UnitedHealth Group Inc.	2.950%	10/15/27	7,915	8,616
	UnitedHealth Group Inc.	3.850%	6/15/28	6,811	7,825
	UnitedHealth Group Inc.	3.875%	12/15/28	9,940	11,446
	UnitedHealth Group Inc.	2.875%	8/15/29	5,730	6,180
	UnitedHealth Group Inc.	2.000%	5/15/30	7,361	7,422
	UnitedHealth Group Inc.	2.300%	5/15/31	19,000	19,458
[2,4]	Universal Health Services Inc.	2.650%	10/15/30	8,005	8,044
[2,4]	Viatris Inc.	2.300%	6/22/27	10,183	10,388
[2,4]	Viatris Inc.	2.700%	6/22/30	15,800	15,966
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	189	204
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	9,260	10,140
	Zoetis Inc.	3.000%	9/12/27	7,627	8,235
	Zoetis Inc.	3.900%	8/20/28	6,922	7,882
	Zoetis Inc.	2.000%	5/15/30	3,570	3,546
					1,498,601
Industrials (3.01%)
[2]	3M Co.	2.250%	9/19/26	7,006	7,413
	3M Co.	2.875%	10/15/27	8,200	8,908
[2]	3M Co.	3.625%	9/14/28	6,156	7,006
[2]	3M Co.	3.375%	3/1/29	6,600	7,394
	3M Co.	2.375%	8/26/29	9,737	10,205
	3M Co.	3.050%	4/15/30	3,790	4,172
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	4,534
	Allegion plc	3.500%	10/1/29	3,550	3,857
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,472
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,607	1,650
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,935	3,987
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,448	3,473
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	765	786
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,607	4,682
	Amphenol Corp.	4.350%	6/1/29	2,100	2,463
	Amphenol Corp.	2.800%	2/15/30	10,175	10,769
[2]	BNSF Funding Trust I	6.613%	12/15/55	100	115
	Boeing Co.	2.250%	6/15/26	4,733	4,832
	Boeing Co.	2.700%	2/1/27	7,365	7,611
65

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	2.800%	3/1/27	3,498	3,632
	Boeing Co.	5.040%	5/1/27	17,095	19,735
	Boeing Co.	3.250%	2/1/28	8,041	8,527
	Boeing Co.	3.250%	3/1/28	4,000	4,220
	Boeing Co.	3.450%	11/1/28	4,986	5,320
	Boeing Co.	3.200%	3/1/29	7,900	8,298
	Boeing Co.	2.950%	2/1/30	6,798	6,961
	Boeing Co.	5.150%	5/1/30	40,617	48,133
	Boeing Co.	3.625%	2/1/31	9,650	10,380
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	6,998	7,709
	Canadian National Railway Co.	6.900%	7/15/28	3,350	4,453
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,620	5,252
	Canadian Pacific Railway Co.	2.050%	3/5/30	4,925	4,908
	Carrier Global Corp.	2.493%	2/15/27	15,695	16,424
	Carrier Global Corp.	2.722%	2/15/30	23,340	24,198
	Carrier Global Corp.	2.700%	2/15/31	6,011	6,203
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,485	4,765
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,725	4,667
	Caterpillar Inc.	2.600%	9/19/29	3,725	3,976
	Caterpillar Inc.	2.600%	4/9/30	10,455	11,159
	Caterpillar Inc.	1.900%	3/12/31	2,200	2,204
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,750	6,565
	CNH Industrial Capital LLC	1.450%	7/15/26	2,000	1,989
[2]	CNH Industrial NV	3.850%	11/15/27	4,775	5,295
	CSX Corp.	2.600%	11/1/26	6,000	6,389
	CSX Corp.	3.250%	6/1/27	9,546	10,469
	CSX Corp.	3.800%	3/1/28	5,139	5,794
	CSX Corp.	4.250%	3/15/29	11,373	13,221
	Cummins Inc.	1.500%	9/1/30	5,658	5,459
	Deere & Co.	5.375%	10/16/29	1,558	1,986
	Deere & Co.	3.100%	4/15/30	3,631	4,011
[2,4]	Delta Air Lines Inc.	4.750%	10/20/28	6,000	6,677
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	875	943
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,581	6,640
	Dover Corp.	2.950%	11/4/29	1,750	1,881
	Eaton Corp.	3.103%	9/15/27	6,250	6,800
	Emerson Electric Co.	0.875%	10/15/26	6,900	6,803
	Emerson Electric Co.	1.800%	10/15/27	6,200	6,349
	Emerson Electric Co.	1.950%	10/15/30	2,445	2,472
	FedEx Corp.	3.400%	2/15/28	5,148	5,719
	FedEx Corp.	4.200%	10/17/28	2,015	2,346
	FedEx Corp.	3.100%	8/5/29	9,400	10,192
	FedEx Corp.	4.250%	5/15/30	6,525	7,605
	FedEx Corp.	2.400%	5/15/31	6,170	6,285
	Flowserve Corp.	3.500%	10/1/30	4,510	4,760
	General Dynamics Corp.	2.125%	8/15/26	6,785	7,093
	General Dynamics Corp.	3.500%	4/1/27	5,211	5,791
	General Dynamics Corp.	2.625%	11/15/27	5,705	6,096
	General Dynamics Corp.	3.750%	5/15/28	5,880	6,687
	General Dynamics Corp.	3.625%	4/1/30	8,563	9,687
	General Electric Co.	3.450%	5/1/27	9,737	10,711
	General Electric Co.	3.625%	5/1/30	13,593	15,174
[2,4,5]	GXO Logistics Inc.	2.650%	7/15/31	4,250	4,229
	Honeywell International Inc.	2.500%	11/1/26	13,968	14,885
	Honeywell International Inc.	2.700%	8/15/29	5,905	6,335
	Honeywell International Inc.	1.950%	6/1/30	10,150	10,313
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,345	4,739
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	5,000	5,723
	IDEX Corp.	3.000%	5/1/30	4,568	4,829
66

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Tool Works Inc.	2.650%	11/15/26	4,194	4,498
[2]	John Deere Capital Corp.	2.250%	9/14/26	5,495	5,787
[2]	John Deere Capital Corp.	1.750%	3/9/27	4,750	4,866
[2]	John Deere Capital Corp.	2.800%	9/8/27	5,650	6,115
[2]	John Deere Capital Corp.	3.050%	1/6/28	3,935	4,314
[2]	John Deere Capital Corp.	3.450%	3/7/29	6,666	7,501
[2]	John Deere Capital Corp.	2.800%	7/18/29	4,614	4,987
[2]	John Deere Capital Corp.	2.450%	1/9/30	7,065	7,435
	John Deere Capital Corp.	1.450%	1/15/31	3,600	3,481
[2]	John Deere Capital Corp.	2.000%	6/17/31	3,150	3,177
	Johnson Controls International plc	1.750%	9/15/30	2,325	2,241
	Kansas City Southern	2.875%	11/15/29	5,050	5,316
	Kennametal Inc.	4.625%	6/15/28	1,989	2,259
	Keysight Technologies Inc.	4.600%	4/6/27	5,625	6,533
	Keysight Technologies Inc.	3.000%	10/30/29	4,790	5,067
	Kirby Corp.	4.200%	3/1/28	5,070	5,668
	L3Harris Technologies Inc.	3.850%	12/15/26	5,000	5,614
	L3Harris Technologies Inc.	4.400%	6/15/28	3,325	3,861
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	12,613	14,640
	L3Harris Technologies Inc.	2.900%	12/15/29	3,332	3,536
	L3Harris Technologies Inc.	1.800%	1/15/31	5,250	5,103
	Lennox International Inc.	1.700%	8/1/27	2,910	2,913
	Lockheed Martin Corp.	1.850%	6/15/30	7,272	7,298
[2,4]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,000	2,202
	Norfolk Southern Corp.	3.150%	6/1/27	3,668	3,988
	Norfolk Southern Corp.	3.800%	8/1/28	4,958	5,616
	Norfolk Southern Corp.	2.550%	11/1/29	4,000	4,207
	Northrop Grumman Corp.	3.200%	2/1/27	7,550	8,221
	Northrop Grumman Corp.	3.250%	1/15/28	20,011	21,840
	Northrop Grumman Corp.	4.400%	5/1/30	11,079	13,103
	nVent Finance Sarl	4.550%	4/15/28	4,099	4,509
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,580
	Oshkosh Corp.	3.100%	3/1/30	2,050	2,172
	Otis Worldwide Corp.	2.293%	4/5/27	4,214	4,379
	Otis Worldwide Corp.	2.565%	2/15/30	14,266	14,784
	Parker-Hannifin Corp.	3.250%	3/1/27	6,278	6,865
	Parker-Hannifin Corp.	3.250%	6/14/29	9,422	10,307
	Raytheon Technologies Corp.	3.500%	3/15/27	16,814	18,554
	Raytheon Technologies Corp.	3.125%	5/4/27	17,970	19,542
	Raytheon Technologies Corp.	6.700%	8/1/28	1,300	1,706
	Raytheon Technologies Corp.	4.125%	11/16/28	25,983	29,927
	Raytheon Technologies Corp.	7.500%	9/15/29	3,880	5,424
	Raytheon Technologies Corp.	2.250%	7/1/30	7,356	7,479
	Republic Services Inc.	2.900%	7/1/26	6,605	7,082
	Republic Services Inc.	3.375%	11/15/27	8,341	9,166
	Republic Services Inc.	3.950%	5/15/28	1,036	1,178
	Republic Services Inc.	2.300%	3/1/30	11,218	11,396
	Rockwell Automation Inc.	3.500%	3/1/29	4,655	5,219
[2]	Ryder System Inc.	2.900%	12/1/26	3,800	4,070
	Southwest Airlines Co.	3.000%	11/15/26	4,145	4,422
	Southwest Airlines Co.	5.125%	6/15/27	14,540	17,122
	Southwest Airlines Co.	3.450%	11/16/27	2,440	2,646
	Southwest Airlines Co.	2.625%	2/10/30	5,500	5,641
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,173	1,221
	Teledyne Technologies Inc.	2.250%	4/1/28	6,000	6,113
	Teledyne Technologies Inc.	2.750%	4/1/31	10,615	10,913
	Textron Inc.	3.650%	3/15/27	5,318	5,888
	Textron Inc.	3.375%	3/1/28	1,250	1,354
	Textron Inc.	3.900%	9/17/29	1,905	2,131
	Textron Inc.	3.000%	6/1/30	550	579
	Timken Co.	4.500%	12/15/28	3,000	3,352
67

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,400	3,820
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	7,050	7,958
	Trimble Inc.	4.900%	6/15/28	5,242	6,146
	Tyco Electronics Group SA	3.125%	8/15/27	5,970	6,440
	Union Pacific Corp.	2.150%	2/5/27	5,332	5,535
	Union Pacific Corp.	3.000%	4/15/27	3,467	3,750
	Union Pacific Corp.	3.950%	9/10/28	8,100	9,300
	Union Pacific Corp.	3.700%	3/1/29	5,000	5,629
	Union Pacific Corp.	2.400%	2/5/30	6,041	6,236
	Union Pacific Corp.	2.375%	5/20/31	3,200	3,269
[2,4]	Union Pacific Corp.	2.891%	4/6/36	5,000	5,201
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	5,013	5,295
[2]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,446	2,477
[2]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	672	668
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	29,311	32,604
[2]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,516	1,590
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,528	2,666
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	5,379	5,466
	United Parcel Service Inc.	2.400%	11/15/26	3,910	4,160
	United Parcel Service Inc.	3.050%	11/15/27	7,612	8,432
	United Parcel Service Inc.	3.400%	3/15/29	5,583	6,271
	United Parcel Service Inc.	2.500%	9/1/29	3,850	4,093
	United Parcel Service Inc.	4.450%	4/1/30	5,925	7,172
	United Parcel Service of America Inc.	7.620%	4/1/30	550	783
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	277	291
[2,4]	Vontier Corp.	2.400%	4/1/28	4,500	4,467
[2,4]	Vontier Corp.	2.950%	4/1/31	2,300	2,309
	Waste Connections Inc.	3.500%	5/1/29	4,625	5,095
	Waste Connections Inc.	2.600%	2/1/30	6,035	6,242
	Waste Management Inc.	3.150%	11/15/27	6,974	7,632
	Waste Management Inc.	1.150%	3/15/28	2,425	2,348
	Waste Management Inc.	2.000%	6/1/29	2,000	2,020
	Waste Management Inc.	1.500%	3/15/31	2,350	2,224
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	9,672	10,399
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	6,310	7,329
	Xylem Inc.	3.250%	11/1/26	4,685	5,129
	Xylem Inc.	1.950%	1/30/28	5,145	5,205
	Xylem Inc.	2.250%	1/30/31	1,750	1,765
					1,174,919
Materials (1.29%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,227	5,367
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,643	8,810
	Amcor Finance USA Inc.	4.500%	5/15/28	2,900	3,368
[2]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,888
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,675	4,788
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,500	4,588
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,125	6,359
[2,4]	Berry Global Inc.	1.650%	1/15/27	4,500	4,462
	Cabot Corp.	4.000%	7/1/29	2,900	3,133
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	5,763
	Carlisle Cos. Inc.	2.750%	3/1/30	6,920	7,219
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	6,245	6,725
	Dow Chemical Co.	4.800%	11/30/28	7,450	8,936
	Dow Chemical Co.	7.375%	11/1/29	1,575	2,186
	Dow Chemical Co.	2.100%	11/15/30	5,835	5,778
	DuPont de Nemours Inc.	4.725%	11/15/28	16,877	20,114
	Eagle Materials Inc.	4.500%	8/1/26	2,300	2,355
	Eastman Chemical Co.	4.500%	12/1/28	690	805
68

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecolab Inc.	2.700%	11/1/26	7,298	7,819
	Ecolab Inc.	3.250%	12/1/27	1,760	1,938
	Ecolab Inc.	4.800%	3/24/30	8,055	9,876
	Ecolab Inc.	1.300%	1/30/31	6,750	6,381
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	5,127
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	6,050	7,036
	FMC Corp.	3.200%	10/1/26	4,650	5,012
	FMC Corp.	3.450%	10/1/29	5,225	5,699
[2,4]	Georgia-Pacific LLC	2.100%	4/30/27	2,000	2,062
[2,4]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	3,069
	Huntsman International LLC	4.500%	5/1/29	6,898	7,850
	Huntsman International LLC	2.950%	6/15/31	3,500	3,560
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,980	3,449
	Kinross Gold Corp.	4.500%	7/15/27	5,992	6,848
	Linde Inc.	1.100%	8/10/30	5,875	5,523
	LYB International Finance II BV	3.500%	3/2/27	9,038	9,863
	LYB International Finance III LLC	3.375%	5/1/30	4,849	5,268
	LYB International Finance III LLC	2.250%	10/1/30	4,575	4,571
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	4,344
	Martin Marietta Materials Inc.	3.500%	12/15/27	2,775	3,057
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,263	5,352
[5]	Martin Marietta Materials Inc.	2.400%	7/15/31	4,725	4,745
	Mosaic Co.	4.050%	11/15/27	5,851	6,557
	NewMarket Corp.	2.700%	3/18/31	4,000	4,007
	Newmont Corp.	2.800%	10/1/29	10,533	11,055
	Newmont Corp.	2.250%	10/1/30	8,325	8,320
	Nucor Corp.	3.950%	5/1/28	4,743	5,406
	Nucor Corp.	2.700%	6/1/30	4,500	4,701
	Nutrien Ltd.	4.000%	12/15/26	5,163	5,818
	Nutrien Ltd.	4.200%	4/1/29	3,575	4,110
	Nutrien Ltd.	2.950%	5/13/30	5,675	5,990
	Packaging Corp. of America	3.400%	12/15/27	3,520	3,869
	Packaging Corp. of America	3.000%	12/15/29	3,565	3,789
	PPG Industries Inc.	3.750%	3/15/28	1,175	1,341
	PPG Industries Inc.	2.800%	8/15/29	600	637
	PPG Industries Inc.	2.550%	6/15/30	5,200	5,401
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,949
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,150	1,559
	Rohm & Haas Co.	7.850%	7/15/29	11,920	16,478
	RPM International Inc.	3.750%	3/15/27	3,700	4,062
	RPM International Inc.	4.550%	3/1/29	4,456	5,127
	Sherwin-Williams Co.	3.450%	6/1/27	13,472	14,846
	Sherwin-Williams Co.	2.950%	8/15/29	8,450	9,077
	Sherwin-Williams Co.	2.300%	5/15/30	2,485	2,520
	Sonoco Products Co.	3.125%	5/1/30	5,051	5,397
	Steel Dynamics Inc.	1.650%	10/15/27	1,900	1,894
	Steel Dynamics Inc.	3.450%	4/15/30	5,932	6,463
	Steel Dynamics Inc.	3.250%	1/15/31	8,709	9,359
	Suzano Austria GmbH	6.000%	1/15/29	17,166	20,434
	Suzano Austria GmbH	5.000%	1/15/30	9,758	11,050
	Suzano Austria GmbH	3.750%	1/15/31	6,800	7,120
	Teck Resources Ltd.	3.900%	7/15/30	5,200	5,616
	Vale Overseas Ltd.	6.250%	8/10/26	17,304	20,796
	Vale Overseas Ltd.	3.750%	7/8/30	9,950	10,582
	Vulcan Materials Co.	3.900%	4/1/27	2,120	2,389
	Vulcan Materials Co.	3.500%	6/1/30	7,790	8,586
	Westlake Chemical Corp.	3.600%	8/15/26	8,253	9,007
	Westlake Chemical Corp.	3.375%	6/15/30	2,275	2,450
	WRKCo Inc.	3.375%	9/15/27	8,811	9,617
	WRKCo Inc.	4.000%	3/15/28	3,938	4,449
	WRKCo Inc.	3.900%	6/1/28	4,500	5,084
69

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	4.900%	3/15/29	10,243	12,285
					503,290
Real Estate (2.84%)
	Agree LP	2.000%	6/15/28	4,100	4,067
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	150	167
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	925	1,034
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,425	6,138
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,216	1,428
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,293	5,534
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	617	735
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	8,250	10,094
	American Assets Trust LP	3.375%	2/1/31	4,397	4,544
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	5,905	6,349
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	1,530	1,668
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,081	4,204
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	1,125	1,251
	American Homes 4 Rent LP	4.250%	2/15/28	4,875	5,480
	American Homes 4 Rent LP	4.900%	2/15/29	3,375	3,933
	American Tower Corp.	3.375%	10/15/26	10,222	11,124
	American Tower Corp.	2.750%	1/15/27	1,300	1,375
	American Tower Corp.	3.125%	1/15/27	4,884	5,232
	American Tower Corp.	3.550%	7/15/27	6,175	6,780
	American Tower Corp.	3.600%	1/15/28	7,570	8,337
	American Tower Corp.	1.500%	1/31/28	3,110	3,029
	American Tower Corp.	3.950%	3/15/29	7,275	8,177
	American Tower Corp.	3.800%	8/15/29	13,692	15,271
	American Tower Corp.	2.900%	1/15/30	7,866	8,269
	American Tower Corp.	2.100%	6/15/30	6,431	6,327
	American Tower Corp.	1.875%	10/15/30	6,216	6,011
	American Tower Corp.	2.700%	4/15/31	6,775	6,999
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,835	4,212
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	1,985	2,154
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	5,020	5,483
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	5,350	5,482
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	450	463
	Boston Properties LP	2.750%	10/1/26	12,122	12,944
	Boston Properties LP	4.500%	12/1/28	6,201	7,235
	Boston Properties LP	3.400%	6/21/29	8,644	9,399
	Boston Properties LP	2.900%	3/15/30	1,100	1,146
	Boston Properties LP	3.250%	1/30/31	10,866	11,632
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,803	4,134
	Brandywine Operating Partnership LP	4.550%	10/1/29	2,600	2,912
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,065	3,369
	Brixmor Operating Partnership LP	2.250%	4/1/28	546	546
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,253	8,133
	Brixmor Operating Partnership LP	4.050%	7/1/30	6,876	7,710
	Camden Property Trust	4.100%	10/15/28	4,300	4,943
	Camden Property Trust	3.150%	7/1/29	13,656	14,874
	Camden Property Trust	2.800%	5/15/30	4,612	4,887
	CBRE Services Inc.	2.500%	4/1/31	4,300	4,358
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	4,075	4,301
	Corporate Office Properties LP	2.250%	3/15/26	141	145
	Corporate Office Properties LP	2.750%	4/15/31	3,162	3,187
	Crown Castle International Corp.	1.050%	7/15/26	8,200	8,022
	Crown Castle International Corp.	4.000%	3/1/27	6,260	7,009
	Crown Castle International Corp.	3.650%	9/1/27	5,784	6,377
	Crown Castle International Corp.	3.800%	2/15/28	11,581	12,868
70

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	4.300%	2/15/29	1,575	1,813
	Crown Castle International Corp.	3.100%	11/15/29	5,975	6,341
	Crown Castle International Corp.	3.300%	7/1/30	9,271	9,958
	Crown Castle International Corp.	2.250%	1/15/31	7,500	7,401
	Crown Castle International Corp.	2.100%	4/1/31	8,850	8,632
	CubeSmart LP	3.125%	9/1/26	1,600	1,714
	CubeSmart LP	4.375%	2/15/29	5,678	6,495
	CubeSmart LP	3.000%	2/15/30	5,504	5,774
	CyrusOne LP	3.450%	11/15/29	6,185	6,587
	CyrusOne LP	2.150%	11/1/30	2,417	2,306
	Digital Realty Trust LP	3.700%	8/15/27	6,024	6,751
	Digital Realty Trust LP	4.450%	7/15/28	6,870	7,967
	Digital Realty Trust LP	3.600%	7/1/29	11,760	13,075
	Duke Realty LP	3.250%	6/30/26	171	186
	Duke Realty LP	3.375%	12/15/27	5,980	6,578
	Duke Realty LP	4.000%	9/15/28	3,155	3,596
	Duke Realty LP	2.875%	11/15/29	3,300	3,480
	Duke Realty LP	1.750%	7/1/30	4,650	4,476
	Equinix Inc.	2.900%	11/18/26	4,853	5,196
	Equinix Inc.	1.800%	7/15/27	4,825	4,884
	Equinix Inc.	1.550%	3/15/28	5,500	5,402
	Equinix Inc.	2.000%	5/15/28	2,000	2,006
	Equinix Inc.	3.200%	11/18/29	10,526	11,311
	Equinix Inc.	2.150%	7/15/30	7,310	7,262
	Equinix Inc.	2.500%	5/15/31	8,000	8,140
	ERP Operating LP	2.850%	11/1/26	4,225	4,519
	ERP Operating LP	3.250%	8/1/27	1,661	1,812
	ERP Operating LP	3.500%	3/1/28	5,882	6,504
	ERP Operating LP	4.150%	12/1/28	3,625	4,166
	ERP Operating LP	3.000%	7/1/29	6,393	6,877
	ERP Operating LP	2.500%	2/15/30	3,080	3,191
	Essential Properties LP	2.950%	7/15/31	2,000	1,999
	Essex Portfolio LP	3.625%	5/1/27	2,535	2,794
	Essex Portfolio LP	1.700%	3/1/28	3,975	3,910
	Essex Portfolio LP	4.000%	3/1/29	6,055	6,839
	Essex Portfolio LP	3.000%	1/15/30	8,188	8,615
	Essex Portfolio LP	1.650%	1/15/31	710	667
	Federal Realty Investment Trust	3.250%	7/15/27	3,123	3,367
	Federal Realty Investment Trust	3.200%	6/15/29	4,750	5,104
	Federal Realty Investment Trust	3.500%	6/1/30	5,300	5,818
	GLP Capital LP	5.750%	6/1/28	5,475	6,517
	GLP Capital LP	5.300%	1/15/29	7,218	8,428
	GLP Capital LP	4.000%	1/15/30	5,175	5,576
	GLP Capital LP	4.000%	1/15/31	4,453	4,802
	Healthcare Realty Trust Inc.	3.625%	1/15/28	3,256	3,570
	Healthcare Realty Trust Inc.	2.400%	3/15/30	4,670	4,700
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,147	6,754
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,650	5,187
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	275	292
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	6,950	6,729
	Healthpeak Properties Inc.	3.250%	7/15/26	6,376	6,931
	Healthpeak Properties Inc.	3.500%	7/15/29	6,103	6,753
	Healthpeak Properties Inc.	3.000%	1/15/30	7,595	8,056
	Highwoods Realty LP	3.875%	3/1/27	2,755	3,027
	Highwoods Realty LP	4.125%	3/15/28	4,200	4,710
	Highwoods Realty LP	4.200%	4/15/29	4,318	4,859
	Highwoods Realty LP	3.050%	2/15/30	3,045	3,187
	Highwoods Realty LP	2.600%	2/1/31	2,487	2,505
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	6,749	7,088
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	7,288	7,649
	Hudson Pacific Properties LP	3.950%	11/1/27	3,916	4,290
71

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hudson Pacific Properties LP	4.650%	4/1/29	4,648	5,355
Hudson Pacific Properties LP	3.250%	1/15/30	3,371	3,558
Kilroy Realty LP	4.750%	12/15/28	2,183	2,535
Kilroy Realty LP	4.250%	8/15/29	3,397	3,834
Kilroy Realty LP	3.050%	2/15/30	3,749	3,917
Kimco Realty Corp.	2.800%	10/1/26	5,070	5,380
Kimco Realty Corp.	3.800%	4/1/27	2,750	3,045
Kimco Realty Corp.	1.900%	3/1/28	4,400	4,404
Kimco Realty Corp.	2.700%	10/1/30	3,200	3,296
Kite Realty Group LP	4.000%	10/1/26	2,750	2,966
Lexington Realty Trust	2.700%	9/15/30	1,575	1,604
Life Storage LP	3.500%	7/1/26	4,975	5,444
Life Storage LP	3.875%	12/15/27	2,945	3,291
Life Storage LP	4.000%	6/15/29	4,550	5,099
Life Storage LP	2.200%	10/15/30	3,100	3,062
Mid-America Apartments LP	3.600%	6/1/27	7,858	8,754
Mid-America Apartments LP	4.200%	6/15/28	4,499	5,157
Mid-America Apartments LP	3.950%	3/15/29	4,780	5,428
Mid-America Apartments LP	2.750%	3/15/30	845	883
National Health Investors Inc.	3.000%	2/1/31	4,467	4,328
National Retail Properties Inc.	3.600%	12/15/26	4,030	4,403
National Retail Properties Inc.	4.300%	10/15/28	5,025	5,714
National Retail Properties Inc.	2.500%	4/15/30	6,000	6,109
Office Properties Income Trust	2.650%	6/15/26	96	97
Omega Healthcare Investors Inc.	4.500%	4/1/27	4,271	4,773
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,445	5,023
Omega Healthcare Investors Inc.	3.625%	10/1/29	4,908	5,250
Omega Healthcare Investors Inc.	3.375%	2/1/31	10,675	10,968
Physicians Realty LP	4.300%	3/15/27	4,033	4,551
Physicians Realty LP	3.950%	1/15/28	3,127	3,434
Piedmont Operating Partnership LP	3.150%	8/15/30	2,800	2,849
Prologis LP	3.250%	10/1/26	4,393	4,824
Prologis LP	2.125%	4/15/27	4,493	4,683
Prologis LP	3.875%	9/15/28	4,153	4,752
Prologis LP	4.375%	2/1/29	5,239	6,163
Prologis LP	2.250%	4/15/30	11,030	11,258
Prologis LP	1.250%	10/15/30	4,550	4,284
Public Storage	3.094%	9/15/27	5,550	6,094
Public Storage	3.385%	5/1/29	4,675	5,192
Rayonier LP	2.750%	5/17/31	4,000	4,044
Realty Income Corp.	4.125%	10/15/26	4,940	5,600
Realty Income Corp.	3.000%	1/15/27	6,449	6,966
Realty Income Corp.	3.650%	1/15/28	5,884	6,576
Realty Income Corp.	3.250%	6/15/29	4,165	4,538
Realty Income Corp.	3.250%	1/15/31	10,150	11,077
Regency Centers LP	3.600%	2/1/27	4,075	4,511
Regency Centers LP	4.125%	3/15/28	2,800	3,146
Regency Centers LP	2.950%	9/15/29	3,900	4,108
Regency Centers LP	3.700%	6/15/30	4,325	4,793
Retail Properties of America Inc.	4.750%	9/15/30	2,000	2,211
Sabra Health Care LP	5.125%	8/15/26	4,475	5,037
Sabra Health Care LP	3.900%	10/15/29	5,130	5,419
Safehold Operating Partnership LP	2.800%	6/15/31	3,250	3,250
Simon Property Group LP	3.250%	11/30/26	6,209	6,777
Simon Property Group LP	3.375%	6/15/27	7,481	8,149
Simon Property Group LP	3.375%	12/1/27	8,370	9,123
Simon Property Group LP	1.750%	2/1/28	7,875	7,846
Simon Property Group LP	2.450%	9/13/29	13,906	14,307
Simon Property Group LP	2.650%	7/15/30	6,050	6,277
Simon Property Group LP	2.200%	2/1/31	5,000	4,939
SITE Centers Corp.	4.700%	6/1/27	4,950	5,493
72

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spirit Realty LP	3.200%	1/15/27	4,610	4,913
	Spirit Realty LP	2.100%	3/15/28	6,363	6,340
	Spirit Realty LP	4.000%	7/15/29	5,755	6,396
	Spirit Realty LP	3.400%	1/15/30	2,500	2,664
	Spirit Realty LP	3.200%	2/15/31	1,200	1,250
	STORE Capital Corp.	4.500%	3/15/28	3,425	3,876
	STORE Capital Corp.	4.625%	3/15/29	2,600	2,965
	STORE Capital Corp.	2.750%	11/18/30	3,200	3,232
	Sun Communities Operating LP	2.700%	7/15/31	1,750	1,757
	Tanger Properties LP	3.125%	9/1/26	3,160	3,312
	Tanger Properties LP	3.875%	7/15/27	2,071	2,242
[2]	UDR Inc.	2.950%	9/1/26	5,425	5,802
[2]	UDR Inc.	3.500%	7/1/27	1,560	1,708
[2]	UDR Inc.	3.500%	1/15/28	2,283	2,498
[2]	UDR Inc.	4.400%	1/26/29	3,499	4,038
[2]	UDR Inc.	3.200%	1/15/30	3,390	3,668
	Ventas Realty LP	3.250%	10/15/26	6,867	7,472
	Ventas Realty LP	4.000%	3/1/28	6,100	6,859
	Ventas Realty LP	4.400%	1/15/29	4,446	5,108
	Ventas Realty LP	3.000%	1/15/30	3,786	3,959
	Ventas Realty LP	4.750%	11/15/30	4,470	5,322
	VEREIT Operating Partnership LP	3.950%	8/15/27	5,784	6,517
	VEREIT Operating Partnership LP	3.400%	1/15/28	6,600	7,196
	VEREIT Operating Partnership LP	2.200%	6/15/28	1,050	1,068
	VEREIT Operating Partnership LP	3.100%	12/15/29	5,620	6,019
	Vornado Realty LP	2.150%	6/1/26	102	103
	Vornado Realty LP	3.400%	6/1/31	2,000	2,062
	Welltower Inc.	2.700%	2/15/27	8,081	8,574
	Welltower Inc.	4.250%	4/15/28	5,810	6,658
	Welltower Inc.	4.125%	3/15/29	6,117	6,944
	Welltower Inc.	3.100%	1/15/30	7,052	7,515
	Weyerhaeuser Co.	4.000%	11/15/29	5,714	6,522
	Weyerhaeuser Co.	4.000%	4/15/30	8,490	9,665
	WP Carey Inc.	4.250%	10/1/26	1,700	1,911
	WP Carey Inc.	3.850%	7/15/29	4,400	4,882
	WP Carey Inc.	2.400%	2/1/31	4,693	4,676
					1,108,246
Technology (4.00%)
	Adobe Inc.	2.150%	2/1/27	7,910	8,286
	Adobe Inc.	2.300%	2/1/30	12,030	12,525
	Amdocs Ltd.	2.538%	6/15/30	6,125	6,139
	Analog Devices Inc.	3.500%	12/5/26	6,439	7,135
	Apple Inc.	2.450%	8/4/26	19,895	21,162
	Apple Inc.	2.050%	9/11/26	16,100	16,844
	Apple Inc.	3.350%	2/9/27	15,162	16,830
	Apple Inc.	3.200%	5/11/27	23,709	26,190
	Apple Inc.	3.000%	6/20/27	5,947	6,534
	Apple Inc.	2.900%	9/12/27	17,974	19,593
	Apple Inc.	3.000%	11/13/27	3,826	4,188
	Apple Inc.	1.200%	2/8/28	22,850	22,510
	Apple Inc.	2.200%	9/11/29	17,405	18,107
	Apple Inc.	1.650%	5/11/30	15,020	14,889
	Apple Inc.	1.250%	8/20/30	10,725	10,284
	Apple Inc.	1.650%	2/8/31	24,831	24,436
	Applied Materials Inc.	3.300%	4/1/27	13,250	14,652
	Applied Materials Inc.	1.750%	6/1/30	5,000	4,949
	Arrow Electronics Inc.	3.875%	1/12/28	4,275	4,789
	Autodesk Inc.	3.500%	6/15/27	4,360	4,804
	Autodesk Inc.	2.850%	1/15/30	5,775	6,089
	Automatic Data Processing Inc.	1.700%	5/15/28	8,345	8,414
	Automatic Data Processing Inc.	1.250%	9/1/30	8,100	7,738
73

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Corp.	3.875%	1/15/27	32,620	36,052
	Broadcom Corp.	3.500%	1/15/28	13,365	14,662
	Broadcom Inc.	3.459%	9/15/26	11,651	12,681
[2,4]	Broadcom Inc.	1.950%	2/15/28	4,600	4,602
	Broadcom Inc.	4.110%	9/15/28	19,748	22,201
	Broadcom Inc.	4.750%	4/15/29	24,964	29,040
	Broadcom Inc.	5.000%	4/15/30	19,200	22,694
	Broadcom Inc.	4.150%	11/15/30	21,920	24,598
[2,4]	Broadcom Inc.	2.450%	2/15/31	23,243	22,874
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,875	7,267
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,200	8,357
	CA Inc.	4.700%	3/15/27	3,225	3,618
	Cintas Corp. No. 2	3.700%	4/1/27	7,104	7,952
	Cisco Systems Inc.	2.500%	9/20/26	7,490	8,036
	Citrix Systems Inc.	4.500%	12/1/27	8,328	9,455
	Citrix Systems Inc.	3.300%	3/1/30	5,220	5,495
	Dell International LLC	4.900%	10/1/26	13,507	15,587
	Dell International LLC	6.100%	7/15/27	6,250	7,657
	Dell International LLC	5.300%	10/1/29	20,083	24,222
	Dell International LLC	6.200%	7/15/30	5,950	7,650
	DXC Technology Co.	4.750%	4/15/27	6,036	6,920
	Equifax Inc.	3.100%	5/15/30	9,043	9,732
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,000	6,958
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	5,156
	Fidelity National Information Services Inc.	2.250%	3/1/31	11,195	11,178
	Fiserv Inc.	3.200%	7/1/26	17,239	18,675
	Fiserv Inc.	2.250%	6/1/27	8,678	9,005
	Fiserv Inc.	4.200%	10/1/28	8,550	9,835
	Fiserv Inc.	3.500%	7/1/29	24,993	27,513
	Fiserv Inc.	2.650%	6/1/30	9,895	10,244
	Flex Ltd.	4.875%	6/15/29	4,986	5,759
	Flex Ltd.	4.875%	5/12/30	6,500	7,542
	FLIR Systems Inc.	2.500%	8/1/30	5,391	5,419
	Fortinet Inc.	2.200%	3/15/31	5,000	4,992
	HP Inc.	3.000%	6/17/27	9,750	10,449
	HP Inc.	3.400%	6/17/30	6,750	7,232
[2,4]	HP Inc.	2.650%	6/17/31	8,250	8,258
	Hubbell Inc.	3.150%	8/15/27	2,200	2,361
	Hubbell Inc.	3.500%	2/15/28	4,150	4,550
	Hubbell Inc.	2.300%	3/15/31	2,000	2,008
	IHS Markit Ltd.	4.750%	8/1/28	5,500	6,478
	IHS Markit Ltd.	4.250%	5/1/29	5,609	6,485
	Intel Corp.	3.750%	3/25/27	12,300	13,893
	Intel Corp.	3.150%	5/11/27	3,900	4,288
	Intel Corp.	2.450%	11/15/29	16,046	16,901
	Intel Corp.	3.900%	3/25/30	8,850	10,290
	International Business Machines Corp.	3.300%	1/27/27	1,775	1,949
	International Business Machines Corp.	1.700%	5/15/27	13,731	13,909
	International Business Machines Corp.	6.220%	8/1/27	3,150	3,989
	International Business Machines Corp.	3.500%	5/15/29	23,633	26,458
	International Business Machines Corp.	1.950%	5/15/30	11,850	11,839
	Intuit Inc.	1.350%	7/15/27	4,550	4,546
	Intuit Inc.	1.650%	7/15/30	4,200	4,136
	Jabil Inc.	3.950%	1/12/28	5,835	6,488
	Jabil Inc.	3.600%	1/15/30	4,900	5,305
	Jabil Inc.	3.000%	1/15/31	4,000	4,115
	Juniper Networks Inc.	3.750%	8/15/29	4,352	4,844
	Juniper Networks Inc.	2.000%	12/10/30	3,350	3,215
	KLA Corp.	4.100%	3/15/29	5,718	6,593
	Lam Research Corp.	4.000%	3/15/29	8,225	9,566
	Lam Research Corp.	1.900%	6/15/30	6,370	6,394
74

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leidos Inc.	4.375%	5/15/30	6,075	6,893
	Leidos Inc.	2.300%	2/15/31	8,800	8,622
[2,4]	Marvell Technology Inc.	2.450%	4/15/28	3,700	3,771
[2,4]	Marvell Technology Inc.	4.875%	6/22/28	4,568	5,276
[2,4]	Marvell Technology Inc.	2.950%	4/15/31	2,300	2,385
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,033	4,450
	Micron Technology Inc.	4.185%	2/15/27	9,507	10,735
	Micron Technology Inc.	5.327%	2/6/29	5,625	6,803
	Micron Technology Inc.	4.663%	2/15/30	5,875	6,840
	Microsoft Corp.	2.400%	8/8/26	37,174	39,615
	Microsoft Corp.	3.300%	2/6/27	34,575	38,480
	Moody's Corp.	3.250%	1/15/28	2,250	2,464
	Moody's Corp.	4.250%	2/1/29	1,100	1,274
	Motorola Solutions Inc.	4.600%	2/23/28	8,738	10,182
	Motorola Solutions Inc.	4.600%	5/23/29	3,997	4,661
	Motorola Solutions Inc.	2.300%	11/15/30	7,150	7,033
	Motorola Solutions Inc.	2.750%	5/24/31	3,000	3,062
	NetApp Inc.	2.375%	6/22/27	5,225	5,484
	NetApp Inc.	2.700%	6/22/30	6,100	6,362
	NVIDIA Corp.	3.200%	9/16/26	8,127	8,944
	NVIDIA Corp.	1.550%	6/15/28	10,000	9,963
	NVIDIA Corp.	2.850%	4/1/30	15,250	16,511
	NVIDIA Corp.	2.000%	6/15/31	11,050	11,062
[2,4]	NXP BV	3.150%	5/1/27	6,150	6,589
[2,4]	NXP BV	5.550%	12/1/28	4,275	5,242
[2,4]	NXP BV	4.300%	6/18/29	8,265	9,485
[2,4]	NXP BV	3.400%	5/1/30	8,110	8,841
[2,4]	NXP BV	2.500%	5/11/31	9,550	9,683
	Oracle Corp.	2.650%	7/15/26	21,394	22,580
	Oracle Corp.	2.800%	4/1/27	27,999	29,688
	Oracle Corp.	3.250%	11/15/27	16,792	18,238
	Oracle Corp.	2.300%	3/25/28	15,729	16,151
	Oracle Corp.	2.950%	4/1/30	31,840	33,558
	Oracle Corp.	3.250%	5/15/30	4,723	5,094
	Oracle Corp.	2.875%	3/25/31	25,975	27,047
	QUALCOMM Inc.	3.250%	5/20/27	17,790	19,646
	QUALCOMM Inc.	1.300%	5/20/28	9,850	9,641
	QUALCOMM Inc.	2.150%	5/20/30	12,075	12,358
	Quanta Services Inc.	2.900%	10/1/30	2,300	2,386
	RELX Capital Inc.	4.000%	3/18/29	7,150	8,121
	RELX Capital Inc.	3.000%	5/22/30	8,050	8,602
	Roper Technologies Inc.	3.800%	12/15/26	8,703	9,714
	Roper Technologies Inc.	1.400%	9/15/27	8,873	8,736
	Roper Technologies Inc.	4.200%	9/15/28	4,801	5,524
	Roper Technologies Inc.	2.950%	9/15/29	6,153	6,580
	Roper Technologies Inc.	2.000%	6/30/30	6,250	6,162
	Roper Technologies Inc.	1.750%	2/15/31	8,550	8,219
	S&P Global Inc.	2.950%	1/22/27	4,522	4,884
	S&P Global Inc.	2.500%	12/1/29	5,915	6,211
	S&P Global Inc.	1.250%	8/15/30	4,800	4,548
	salesforce.com Inc.	3.700%	4/11/28	9,100	10,361
[5]	salesforce.com Inc.	1.500%	7/15/28	8,000	7,999
[5]	salesforce.com Inc.	1.950%	7/15/31	12,565	12,584
	ServiceNow Inc.	1.400%	9/1/30	11,520	10,809
	Skyworks Solutions Inc.	3.000%	6/1/31	2,558	2,621
	Texas Instruments Inc.	2.900%	11/3/27	4,965	5,408
	Texas Instruments Inc.	2.250%	9/4/29	6,311	6,571
	Texas Instruments Inc.	1.750%	5/4/30	6,811	6,770
	Verisk Analytics Inc.	4.125%	3/15/29	4,578	5,203
	VMware Inc.	4.650%	5/15/27	4,915	5,639
	VMware Inc.	3.900%	8/21/27	12,235	13,597
75

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VMware Inc.	4.700%	5/15/30	6,634	7,853
	Xilinx Inc.	2.375%	6/1/30	6,811	6,919
					1,563,988
Utilities (2.94%)
	AEP Texas Inc.	3.950%	6/1/28	10,040	11,315
[2]	AEP Texas Inc.	2.100%	7/1/30	4,145	4,070
	AEP Transmission Co. LLC	3.100%	12/1/26	4,845	5,264
[2,4]	AES Corp.	2.450%	1/15/31	8,433	8,352
[2]	Alabama Power Co.	1.450%	9/15/30	3,525	3,368
	Ameren Corp.	1.750%	3/15/28	4,300	4,264
	Ameren Corp.	3.500%	1/15/31	4,594	5,032
	Ameren Illinois Co.	3.800%	5/15/28	3,900	4,412
	Ameren Illinois Co.	1.550%	11/15/30	2,100	2,021
	American Electric Power Co. Inc.	3.200%	11/13/27	3,603	3,895
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	8,744	10,067
	American Water Capital Corp.	2.950%	9/1/27	5,750	6,211
	American Water Capital Corp.	3.750%	9/1/28	4,460	5,055
	American Water Capital Corp.	3.450%	6/1/29	6,080	6,747
	American Water Capital Corp.	2.800%	5/1/30	5,100	5,406
	American Water Capital Corp.	2.300%	6/1/31	2,000	2,033
[2]	Appalachian Power Co.	3.300%	6/1/27	769	833
[2]	Appalachian Power Co.	2.700%	4/1/31	4,450	4,602
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,949
	Arizona Public Service Co.	2.600%	8/15/29	3,000	3,143
	Atlantic City Electric Co.	2.300%	3/15/31	3,410	3,458
	Atmos Energy Corp.	3.000%	6/15/27	5,125	5,541
	Atmos Energy Corp.	2.625%	9/15/29	3,100	3,246
	Atmos Energy Corp.	1.500%	1/15/31	2,875	2,726
	Avangrid Inc.	3.800%	6/1/29	4,436	5,010
	Baltimore Gas & Electric Co.	2.400%	8/15/26	4,210	4,433
	Baltimore Gas & Electric Co.	2.250%	6/15/31	3,000	3,036
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,632	8,387
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,436	9,561
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	4,370	4,205
	Black Hills Corp.	3.150%	1/15/27	3,700	3,943
	Black Hills Corp.	3.050%	10/15/29	3,381	3,605
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,755	2,899
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,900	3,127
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	3,500	3,592
	CenterPoint Energy Inc.	1.450%	6/1/26	234	234
	CenterPoint Energy Inc.	4.250%	11/1/28	5,045	5,780
	CenterPoint Energy Inc.	2.950%	3/1/30	2,964	3,125
	CenterPoint Energy Inc.	2.650%	6/1/31	2,000	2,041
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,840
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,267	6,018
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	1,035
	CMS Energy Corp.	3.450%	8/15/27	4,500	4,981
[2]	CMS Energy Corp.	4.750%	6/1/50	6,300	7,024
	CMS Energy Corp.	3.750%	12/1/50	2,000	2,031
	Commonwealth Edison Co.	2.550%	6/15/26	473	503
[2]	Commonwealth Edison Co.	2.950%	8/15/27	3,960	4,277
	Commonwealth Edison Co.	3.700%	8/15/28	5,228	5,948
	Commonwealth Edison Co.	2.200%	3/1/30	1,650	1,682
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	5,242	5,760
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	2,160	2,177
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,383	5,840
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,200	4,624
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	9,717	9,907
[2]	Dominion Energy Inc.	2.850%	8/15/26	5,428	5,785
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,800	1,990
	Dominion Energy Inc.	4.250%	6/1/28	2,959	3,400
76

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Dominion Energy Inc.	3.375%	4/1/30	15,016	16,371
[2]	DTE Electric Co.	1.900%	4/1/28	4,335	4,409
	DTE Electric Co.	2.250%	3/1/30	4,125	4,237
[2]	DTE Electric Co.	2.625%	3/1/31	5,260	5,543
	DTE Energy Co.	2.850%	10/1/26	11,856	12,639
	DTE Energy Co.	3.800%	3/15/27	5,769	6,416
[2]	DTE Energy Co.	3.400%	6/15/29	5,765	6,301
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,473	5,925
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,550	6,365
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,533	4,715
	Duke Energy Carolinas LLC	2.450%	2/1/30	10,527	10,913
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,316	7,608
	Duke Energy Corp.	2.650%	9/1/26	5,163	5,461
	Duke Energy Corp.	3.150%	8/15/27	5,301	5,735
	Duke Energy Corp.	3.400%	6/15/29	9,289	10,177
	Duke Energy Corp.	2.450%	6/1/30	8,034	8,132
	Duke Energy Corp.	2.550%	6/15/31	13,900	14,094
	Duke Energy Florida LLC	3.200%	1/15/27	5,125	5,598
	Duke Energy Florida LLC	3.800%	7/15/28	4,083	4,625
	Duke Energy Florida LLC	2.500%	12/1/29	2,433	2,553
	Duke Energy Florida LLC	1.750%	6/15/30	2,000	1,961
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,846	7,628
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,713
	Duke Energy Progress LLC	3.700%	9/1/28	5,300	5,967
	Duke Energy Progress LLC	3.450%	3/15/29	6,125	6,787
[2,4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,970
[2]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	4,000	4,214
	Edison International	5.750%	6/15/27	3,588	4,087
	Edison International	4.125%	3/15/28	4,490	4,779
	Enel Americas SA	4.000%	10/25/26	3,400	3,704
	Enel Chile SA	4.875%	6/12/28	4,900	5,659
	Entergy Corp.	2.950%	9/1/26	6,449	6,890
	Entergy Corp.	1.900%	6/15/28	5,000	4,992
	Entergy Corp.	2.800%	6/15/30	5,150	5,356
	Entergy Corp.	2.400%	6/15/31	7,000	6,995
	Entergy Louisiana LLC	2.400%	10/1/26	4,680	4,902
	Entergy Louisiana LLC	3.120%	9/1/27	5,130	5,598
	Entergy Louisiana LLC	3.250%	4/1/28	4,900	5,363
	Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,334
	Entergy Texas Inc.	4.000%	3/30/29	6,791	7,660
	Entergy Texas Inc.	1.750%	3/15/31	2,000	1,914
	Essential Utilities Inc.	3.566%	5/1/29	3,450	3,816
	Essential Utilities Inc.	2.704%	4/15/30	4,200	4,363
	Evergy Inc.	2.900%	9/15/29	4,093	4,333
	Evergy Kansas Central Inc.	2.550%	7/1/26	4,035	4,268
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,737	5,132
[2]	Evergy Metro Inc.	2.250%	6/1/30	5,863	5,969
[2]	Eversource Energy	3.300%	1/15/28	4,300	4,695
[2]	Eversource Energy	4.250%	4/1/29	5,400	6,296
[2]	Eversource Energy	1.650%	8/15/30	4,200	4,019
	Eversource Energy	2.550%	3/15/31	3,000	3,076
	Exelon Corp.	4.050%	4/15/30	12,741	14,506
	Fortis Inc.	3.055%	10/4/26	6,351	6,829
	Georgia Power Co.	3.250%	3/30/27	3,814	4,131
[2]	Georgia Power Co.	2.650%	9/15/29	5,711	6,000
[2]	Gulf Power Co.	3.300%	5/30/27	3,075	3,374
	Indiana Michigan Power Co.	3.850%	5/15/28	3,500	3,937
	Interstate Power & Light Co.	4.100%	9/26/28	6,831	7,846
	Interstate Power & Light Co.	3.600%	4/1/29	900	1,001
	Interstate Power & Light Co.	2.300%	6/1/30	3,405	3,450
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,741	4,198
77

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ITC Holdings Corp.	3.250%	6/30/26	177	192
	ITC Holdings Corp.	3.350%	11/15/27	6,500	7,094
	MidAmerican Energy Co.	3.650%	4/15/29	4,487	5,081
	Mississippi Power Co.	3.950%	3/30/28	3,000	3,380
	National Fuel Gas Co.	3.950%	9/15/27	2,450	2,638
	National Fuel Gas Co.	4.750%	9/1/28	3,715	4,193
	National Fuel Gas Co.	2.950%	3/1/31	1,875	1,891
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	348	345
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,305	5,784
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	6,610	7,278
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,150	3,578
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,110	6,852
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,727	4,875
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,485	3,237
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	734	699
[2]	Nevada Power Co.	3.700%	5/1/29	4,620	5,203
[2]	Nevada Power Co.	2.400%	5/1/30	3,338	3,441
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	5,046	5,582
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	4,160	4,207
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,566	6,159
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	10,056	10,626
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	21,571	21,771
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,425	7,207
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	4,223
	NiSource Inc.	3.490%	5/15/27	7,941	8,736
	NiSource Inc.	2.950%	9/1/29	6,025	6,377
	NiSource Inc.	3.600%	5/1/30	7,493	8,296
	NiSource Inc.	1.700%	2/15/31	6,300	5,967
	Northern States Power Co.	2.250%	4/1/31	2,070	2,129
	NSTAR Electric Co.	3.200%	5/15/27	4,734	5,177
	NSTAR Electric Co.	3.250%	5/15/29	2,570	2,827
	NSTAR Electric Co.	3.950%	4/1/30	5,213	6,008
[2]	Ohio Power Co.	2.600%	4/1/30	950	994
[2]	Ohio Power Co.	1.625%	1/15/31	6,150	5,914
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	4,074
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,184	4,551
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,449	9,560
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,850	4,102
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,641
	Pacific Gas & Electric Co.	3.300%	12/1/27	16,625	17,058
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,000	3,013
	Pacific Gas & Electric Co.	3.750%	7/1/28	13,426	14,163
	Pacific Gas & Electric Co.	4.550%	7/1/30	29,852	31,934
	Pacific Gas & Electric Co.	2.500%	2/1/31	16,525	15,505
	PacifiCorp	3.500%	6/15/29	6,375	7,082
	PacifiCorp	2.700%	9/15/30	4,438	4,661
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,755	3,034
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,600	3,647
	PPL Capital Funding Inc.	3.100%	5/15/26	3,806	4,093
	Public Service Co. of Colorado	3.700%	6/15/28	2,525	2,852
[2]	Public Service Co. of Colorado	1.900%	1/15/31	3,200	3,176
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,339	4,554
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,482	2,685
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,537	4,013
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	2,941
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,694	2,809
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,450	11,796
[2,4]	Puget Energy Inc.	2.379%	6/15/28	2,000	2,020
	Puget Energy Inc.	4.100%	6/15/30	5,063	5,679
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,950	5,752
	Sempra Energy	3.250%	6/15/27	7,413	8,041
78

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	3.400%	2/1/28	10,525	11,565
	Sierra Pacific Power Co.	2.600%	5/1/26	7,380	7,844
[2]	Southern California Edison Co.	3.650%	3/1/28	5,050	5,553
[2]	Southern California Edison Co.	4.200%	3/1/29	5,191	5,864
	Southern California Edison Co.	6.650%	4/1/29	4,425	5,480
	Southern California Edison Co.	2.850%	8/1/29	3,665	3,806
	Southern California Edison Co.	2.250%	6/1/30	3,500	3,454
[2]	Southern California Edison Co.	2.500%	6/1/31	2,000	2,007
[2]	Southern California Gas Co.	2.600%	6/15/26	333	354
[2]	Southern California Gas Co.	2.550%	2/1/30	4,450	4,604
	Southern Co.	3.250%	7/1/26	4,220	4,578
[2]	Southern Co.	1.750%	3/15/28	3,570	3,535
[2]	Southern Co.	3.700%	4/30/30	8,175	9,024
[2]	Southern Co.	3.750%	9/15/51	9,000	9,110
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	6,920	6,578
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,858
	Southwest Gas Corp.	2.200%	6/15/30	4,000	4,001
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	2,202	2,335
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	4,120	4,700
	Tampa Electric Co.	2.400%	3/15/31	2,974	3,047
	Tucson Electric Power Co.	1.500%	8/1/30	2,963	2,819
	Union Electric Co.	2.950%	6/15/27	5,037	5,442
	Union Electric Co.	3.500%	3/15/29	3,787	4,218
	Union Electric Co.	2.950%	3/15/30	3,450	3,703
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	5,014	5,417
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	7,665	8,503
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	5,500	6,219
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	5,735	6,179
	WEC Energy Group Inc.	1.375%	10/15/27	4,000	3,910
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	5,744
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,508
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,950	3,192
	Xcel Energy Inc.	3.350%	12/1/26	5,075	5,531
	Xcel Energy Inc.	4.000%	6/15/28	5,800	6,599
	Xcel Energy Inc.	2.600%	12/1/29	4,630	4,829
	Xcel Energy Inc.	3.400%	6/1/30	7,369	8,097
					1,149,943
Total Corporate Bonds (Cost $15,865,068)					16,548,932
Sovereign Bonds (4.49%)
[2]	Asian Development Bank	1.750%	8/14/26	9,750	10,131
[2]	Asian Development Bank	2.625%	1/12/27	9,625	10,444
[2]	Asian Development Bank	2.375%	8/10/27	2,820	3,027
[2]	Asian Development Bank	2.500%	11/2/27	23,731	25,653
[2]	Asian Development Bank	2.750%	1/19/28	8,417	9,237
[2]	Asian Development Bank	1.250%	6/9/28	11,080	11,071
	Asian Development Bank	5.820%	6/16/28	4,833	6,275
[2]	Asian Development Bank	3.125%	9/26/28	9,025	10,157
[2]	Asian Development Bank	1.750%	9/19/29	20,890	21,476
[2]	Asian Development Bank	1.875%	1/24/30	17,444	18,075
[2]	Asian Development Bank	0.750%	10/8/30	2,580	2,416
[2]	Asian Development Bank	1.500%	3/4/31	5,518	5,526
	Ecopetrol SA	5.375%	6/26/26	896	988
	Ecopetrol SA	6.875%	4/29/30	17,080	20,611
	Equinor ASA	3.250%	11/10/24	6	7
	Equinor ASA	3.000%	4/6/27	3,185	3,456
	Equinor ASA	7.250%	9/23/27	6,555	8,701
	Equinor ASA	3.625%	9/10/28	7,680	8,633
	Equinor ASA	3.125%	4/6/30	8,322	9,064
	Equinor ASA	2.375%	5/22/30	11,308	11,662
	European Investment Bank	2.375%	5/24/27	17,775	19,070
79

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	0.625%	10/21/27	12,945	12,532
	European Investment Bank	1.625%	10/9/29	16,335	16,681
	European Investment Bank	0.875%	5/17/30	15,750	15,026
	European Investment Bank	0.750%	9/23/30	6,850	6,429
	European Investment Bank	1.250%	2/14/31	29,275	28,640
	Export-Import Bank of Korea	2.875%	1/21/25	5	5
	Export-Import Bank of Korea	3.250%	11/10/25	9,750	10,655
	Export-Import Bank of Korea	2.625%	5/26/26	170	182
	Export-Import Bank of Korea	3.250%	8/12/26	5,925	6,538
	Export-Import Bank of Korea	2.375%	4/21/27	3,400	3,591
	Export-Import Bank of Korea	1.250%	9/21/30	8,450	8,055
[2]	Hydro-Quebec	8.500%	12/1/29	1,400	2,094
[2]	Hydro-Quebec	9.375%	4/15/30	1,572	2,476
[2]	Inter-American Development Bank	2.000%	6/2/26	663	697
	Inter-American Development Bank	2.000%	7/23/26	12,435	13,075
	Inter-American Development Bank	2.375%	7/7/27	24,862	26,656
	Inter-American Development Bank	0.625%	9/16/27	16,011	15,509
	Inter-American Development Bank	3.125%	9/18/28	17,900	20,136
	Inter-American Development Bank	2.250%	6/18/29	25,870	27,527
[2]	Inter-American Development Bank	1.125%	1/13/31	39,910	38,568
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,340
	International Bank for Reconstruction & Development	0.875%	7/15/26	21,200	21,152
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	27,350	28,575
[2]	International Bank for Reconstruction & Development	2.500%	11/22/27	23,245	25,162
	International Bank for Reconstruction & Development	0.750%	11/24/27	57,875	56,378
[2]	International Bank for Reconstruction & Development	1.375%	4/20/28	11,525	11,626
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	30,410	31,280
	International Bank for Reconstruction & Development	0.875%	5/14/30	11,000	10,489
	International Bank for Reconstruction & Development	0.750%	8/26/30	15,875	14,902
	International Bank for Reconstruction & Development	1.250%	2/10/31	28,790	28,129
[2]	International Finance Corp.	2.125%	4/7/26	389	411
	International Finance Corp.	0.750%	8/27/30	6,150	5,772
[6]	Japan Bank for International Cooperation	1.875%	7/21/26	2,706	2,806
[2,6]	Japan Bank for International Cooperation	2.250%	11/4/26	12,650	13,350
[6]	Japan Bank for International Cooperation	2.875%	6/1/27	21,250	23,172
[6]	Japan Bank for International Cooperation	2.875%	7/21/27	9,450	10,311
[6]	Japan Bank for International Cooperation	2.750%	11/16/27	17,165	18,641
[6]	Japan Bank for International Cooperation	3.250%	7/20/28	10,650	11,949
[6]	Japan Bank for International Cooperation	3.500%	10/31/28	11,325	12,931
[6]	Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,486
[6]	Japan Bank for International Cooperation	1.250%	1/21/31	12,000	11,569
[6]	Japan Bank for International Cooperation	1.875%	4/15/31	15,175	15,450
[6]	Japan International Cooperation Agency	2.750%	4/27/27	5,780	6,250
[6]	Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,293
[6]	Japan International Cooperation Agency	1.000%	7/22/30	4,300	4,072
[6]	Japan International Cooperation Agency	1.750%	4/28/31	4,000	4,024
[7]	KFW	2.875%	4/3/28	36,096	39,986
[7]	KFW	1.750%	9/14/29	16,085	16,572
[7]	KFW	0.750%	9/30/30	12,083	11,347
	Korea Development Bank	2.000%	9/12/26	7,200	7,511
	Korea Development Bank	1.625%	1/19/31	3,500	3,440
[2,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	13,975	14,528
[2,7]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	8,190	8,852
[7]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	14,175	13,406
[2,8]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	4,777	4,696
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	9,490	10,914
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	19,050	22,205
	Province of Alberta	3.300%	3/15/28	10,105	11,305
	Province of Alberta	1.300%	7/22/30	18,234	17,525
	Province of British Columbia	2.250%	6/2/26	219	232
	Province of British Columbia	1.300%	1/29/31	8,700	8,440
80

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Manitoba	2.125%	6/22/26	682	716
	Province of New Brunswick	3.625%	2/24/28	4,200	4,796
	Province of Ontario	2.300%	6/15/26	23,512	24,922
	Province of Ontario	1.050%	5/21/27	1,103	1,090
	Province of Ontario	2.000%	10/2/29	14,020	14,480
	Province of Ontario	1.125%	10/7/30	11,060	10,518
	Province of Ontario	1.600%	2/25/31	7,020	6,931
	Province of Quebec	2.500%	4/20/26	372	398
	Province of Quebec	2.750%	4/12/27	14,970	16,248
[2]	Province of Quebec	7.500%	9/15/29	4,290	6,172
	Province of Quebec	1.350%	5/28/30	37,410	36,592
	Province of Quebec	1.900%	4/21/31	4,325	4,405
[2]	Republic of Chile	3.240%	2/6/28	19,730	21,480
[2]	Republic of Chile	2.450%	1/31/31	11,925	12,149
[2]	Republic of Colombia	3.875%	4/25/27	13,343	14,159
[2]	Republic of Colombia	4.500%	3/15/29	14,175	15,461
[2]	Republic of Colombia	3.000%	1/30/30	8,809	8,632
[2]	Republic of Colombia	3.125%	4/15/31	15,975	15,630
	Republic of Indonesia	3.500%	1/11/28	16,315	17,813
	Republic of Indonesia	4.100%	4/24/28	13,320	15,069
	Republic of Indonesia	4.750%	2/11/29	20,203	23,744
	Republic of Indonesia	3.400%	9/18/29	5,900	6,383
	Republic of Indonesia	2.850%	2/14/30	11,335	11,765
	Republic of Indonesia	3.850%	10/15/30	5,625	6,266
	Republic of Indonesia	1.850%	3/12/31	600	587
	Republic of Italy	1.250%	2/17/26	492	486
	Republic of Italy	2.875%	10/17/29	18,925	19,703
	Republic of Korea	2.750%	1/19/27	11,475	12,405
	Republic of Korea	3.500%	9/20/28	4,475	5,055
	Republic of Korea	2.500%	6/19/29	5,640	6,006
	Republic of Korea	1.000%	9/16/30	6,200	5,877
	Republic of Panama	8.875%	9/30/27	10,497	14,518
[2]	Republic of Panama	3.875%	3/17/28	9,383	10,317
	Republic of Panama	9.375%	4/1/29	5,885	8,715
[2]	Republic of Panama	3.160%	1/23/30	18,100	18,964
	Republic of Peru	4.125%	8/25/27	8,610	9,638
	Republic of Peru	2.844%	6/20/30	5,850	6,026
[2]	Republic of Peru	2.783%	1/23/31	31,782	32,345
	Republic of Poland	3.250%	4/6/26	1,197	1,320
	Republic of the Philippines	3.000%	2/1/28	19,110	20,622
	Republic of the Philippines	3.750%	1/14/29	11,125	12,631
	Republic of the Philippines	9.500%	2/2/30	15,117	23,928
	Republic of the Philippines	2.457%	5/5/30	15,050	15,671
	Republic of the Philippines	7.750%	1/14/31	11,654	17,219
	Republic of the Philippines	1.648%	6/10/31	1,088	1,050
	State of Israel	3.250%	1/17/28	7,215	7,949
	State of Israel	2.500%	1/15/30	12,025	12,614
	State of Israel	2.750%	7/3/30	18,265	19,529
	United Mexican States	4.150%	3/28/27	25,641	29,004
	United Mexican States	3.750%	1/11/28	19,280	21,053
	United Mexican States	4.500%	4/22/29	29,990	33,936
[2]	United Mexican States	3.250%	4/16/30	22,799	23,566
[2]	United Mexican States	2.659%	5/24/31	25,708	25,137
Total Sovereign Bonds (Cost $1,719,373)					1,753,921
Taxable Municipal Bonds (0.39%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,525	1,609
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	1,081
	California GO	6.650%	3/1/22	1,750	1,825
81

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	1.700%	2/1/28	3,400	3,445
	California GO	3.500%	4/1/28	3,600	4,057
	California GO	3.050%	4/1/29	3,450	3,794
	California GO	2.500%	10/1/29	11,250	11,927
	California GO	1.750%	11/1/30	5,000	4,976
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	190	196
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,600	9,755
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	12,234
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	57
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,609
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,750	2,757
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,546
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,600
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,213
[9]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	21,365
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,889
	Oregon GO	5.892%	6/1/27	13,750	16,617
[10]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,777
[9]	Oregon School Boards Association GO	5.550%	6/30/28	875	1,051
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,655
	Texas Transportation Commission Revenue	5.178%	4/1/30	7,225	8,917
	University of California Revenue	1.316%	5/15/27	13,500	13,541
	University of California Revenue	3.349%	7/1/29	100	113
	University of California Revenue	1.614%	5/15/30	7,125	7,058
	Utah GO	3.539%	7/1/25	748	798
[10]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,480	2,887
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,650
Total Taxable Municipal Bonds (Cost $146,576)					150,999
82

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.53%)
Money Market Fund (0.53%)
[11]	Vanguard Market Liquidity Fund (Cost $206,014)	0.056%	2,060,226	206,023
Total Investments (99.84%) (Cost $37,952,877)				38,985,329
Other Assets and Liabilities—Net (0.16%)				62,147
Net Assets (100%)				39,047,476
Cost is in $000.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $271,039,000, representing 0.7% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
83

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (40.01%)
U.S. Government Securities (39.37%)
	United States Treasury Note/Bond	5.375%	2/15/31	150	204
	United States Treasury Note/Bond	4.500%	2/15/36	16,121	22,114
	United States Treasury Note/Bond	4.750%	2/15/37	10,900	15,461
	United States Treasury Note/Bond	5.000%	5/15/37	13,404	19,524
	United States Treasury Note/Bond	4.375%	2/15/38	15,328	21,075
	United States Treasury Note/Bond	4.500%	5/15/38	15,925	22,215
[1]	United States Treasury Note/Bond	3.500%	2/15/39	17,988	22,470
	United States Treasury Note/Bond	4.250%	5/15/39	30,170	41,235
	United States Treasury Note/Bond	4.500%	8/15/39	10,866	15,301
	United States Treasury Note/Bond	4.375%	11/15/39	21,210	29,465
	United States Treasury Note/Bond	4.625%	2/15/40	11,250	16,130
	United States Treasury Note/Bond	1.125%	5/15/40	81,365	70,241
	United States Treasury Note/Bond	4.375%	5/15/40	41,738	58,264
	United States Treasury Note/Bond	1.125%	8/15/40	78,190	67,268
	United States Treasury Note/Bond	3.875%	8/15/40	16,065	21,100
	United States Treasury Note/Bond	1.375%	11/15/40	139,115	124,964
	United States Treasury Note/Bond	4.250%	11/15/40	34,800	47,959
	United States Treasury Note/Bond	1.875%	2/15/41	154,768	151,528
	United States Treasury Note/Bond	4.750%	2/15/41	30,705	44,988
	United States Treasury Note/Bond	2.250%	5/15/41	79,901	83,147
	United States Treasury Note/Bond	4.375%	5/15/41	37,045	51,996
	United States Treasury Note/Bond	3.750%	8/15/41	29,470	38,251
	United States Treasury Note/Bond	3.125%	11/15/41	36,977	44,037
	United States Treasury Note/Bond	3.125%	2/15/42	49,452	58,956
	United States Treasury Note/Bond	3.000%	5/15/42	30,025	35,120
	United States Treasury Note/Bond	2.750%	8/15/42	56,023	63,087
	United States Treasury Note/Bond	2.750%	11/15/42	68,703	77,312
	United States Treasury Note/Bond	3.125%	2/15/43	62,515	74,637
	United States Treasury Note/Bond	2.875%	5/15/43	88,875	102,123
	United States Treasury Note/Bond	3.625%	8/15/43	71,315	91,762
	United States Treasury Note/Bond	3.750%	11/15/43	72,290	94,835
	United States Treasury Note/Bond	3.625%	2/15/44	80,944	104,544
	United States Treasury Note/Bond	3.375%	5/15/44	73,077	91,061
	United States Treasury Note/Bond	3.125%	8/15/44	71,978	86,329
	United States Treasury Note/Bond	3.000%	11/15/44	20,181	23,744
	United States Treasury Note/Bond	2.500%	2/15/45	42,431	45,879
	United States Treasury Note/Bond	2.875%	8/15/45	32,492	37,548
	United States Treasury Note/Bond	3.000%	11/15/45	22,810	26,951
	United States Treasury Note/Bond	2.500%	2/15/46	60,618	65,638
	United States Treasury Note/Bond	2.500%	5/15/46	78,356	84,845
	United States Treasury Note/Bond	2.250%	8/15/46	83,608	86,417
	United States Treasury Note/Bond	2.875%	11/15/46	73,964	85,775
	United States Treasury Note/Bond	3.000%	2/15/47	47,344	56,214
	United States Treasury Note/Bond	3.000%	5/15/47	68,461	81,351
	United States Treasury Note/Bond	2.750%	8/15/47	79,621	90,519
	United States Treasury Note/Bond	2.750%	11/15/47	89,296	101,588
	United States Treasury Note/Bond	3.000%	2/15/48	84,480	100,637
	United States Treasury Note/Bond	3.125%	5/15/48	110,786	135,073
	United States Treasury Note/Bond	3.000%	8/15/48	123,435	147,273
	United States Treasury Note/Bond	3.375%	11/15/48	118,541	151,288
	United States Treasury Note/Bond	3.000%	2/15/49	81,831	97,929
	United States Treasury Note/Bond	2.875%	5/15/49	129,653	151,755
	United States Treasury Note/Bond	2.250%	8/15/49	97,160	100,621
	United States Treasury Note/Bond	2.375%	11/15/49	41,011	43,651
	United States Treasury Note/Bond	2.000%	2/15/50	88,639	87,061
	United States Treasury Note/Bond	1.250%	5/15/50	177,020	144,520
	United States Treasury Note/Bond	1.375%	8/15/50	147,559	124,365
	United States Treasury Note/Bond	1.625%	11/15/50	169,269	151,998
	United States Treasury Note/Bond	1.875%	2/15/51	150,510	143,572
84

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.375%	5/15/51	96,823	103,373
					4,378,288
Agency Bonds and Notes (0.64%)
[2]	AID-Israel	5.500%	9/18/33	1,000	1,411
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,476
	Federal Home Loan Banks	5.500%	7/15/36	4,055	5,976
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	12,142	17,840
[3,4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	27
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	4,055	6,163
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	770	1,237
	Tennessee Valley Authority	4.650%	6/15/35	2,510	3,295
	Tennessee Valley Authority	5.880%	4/1/36	4,535	6,733
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,490
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,736
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,703
	Tennessee Valley Authority	5.250%	9/15/39	7,590	10,818
	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,809
	Tennessee Valley Authority	5.375%	4/1/56	950	1,520
	Tennessee Valley Authority	4.625%	9/15/60	400	588
	Tennessee Valley Authority	4.250%	9/15/65	2,500	3,498
					71,320
Total U.S. Government and Agency Obligations (Cost $4,189,737)					4,449,608
Corporate Bonds (52.45%)
Communications (7.21%)
	Activision Blizzard Inc.	4.500%	6/15/47	1,925	2,402
	Activision Blizzard Inc.	2.500%	9/15/50	3,308	2,974
	Alphabet Inc.	1.900%	8/15/40	1,825	1,661
	Alphabet Inc.	2.050%	8/15/50	4,975	4,403
	Alphabet Inc.	2.250%	8/15/60	2,955	2,617
	America Movil SAB de CV	6.375%	3/1/35	1,338	1,916
	America Movil SAB de CV	6.125%	11/15/37	1,100	1,526
	America Movil SAB de CV	6.125%	3/30/40	4,847	6,871
	America Movil SAB de CV	4.375%	7/16/42	3,806	4,584
	America Movil SAB de CV	4.375%	4/22/49	3,241	4,004
	AT&T Inc.	2.250%	2/1/32	5,775	5,676
[4,5]	AT&T Inc.	2.550%	12/1/33	10,550	10,456
	AT&T Inc.	6.150%	9/15/34	640	846
	AT&T Inc.	4.500%	5/15/35	5,859	6,876
	AT&T Inc.	5.250%	3/1/37	3,750	4,730
	AT&T Inc.	4.900%	8/15/37	2,260	2,781
	AT&T Inc.	4.850%	3/1/39	3,116	3,788
	AT&T Inc.	6.000%	8/15/40	500	684
	AT&T Inc.	5.350%	9/1/40	2,575	3,317
	AT&T Inc.	3.500%	6/1/41	5,675	5,907
	AT&T Inc.	5.550%	8/15/41	2,464	3,248
	AT&T Inc.	5.150%	3/15/42	1,740	2,182
	AT&T Inc.	4.900%	6/15/42	2,245	2,735
	AT&T Inc.	4.300%	12/15/42	3,196	3,640
	AT&T Inc.	3.100%	2/1/43	4,385	4,299
	AT&T Inc.	4.650%	6/1/44	2,075	2,442
	AT&T Inc.	4.350%	6/15/45	2,608	2,980
	AT&T Inc.	4.750%	5/15/46	5,306	6,446
[4]	AT&T Inc.	5.150%	11/15/46	3,147	4,031
	AT&T Inc.	5.650%	2/15/47	260	352
	AT&T Inc.	5.450%	3/1/47	1,125	1,485
	AT&T Inc.	4.500%	3/9/48	3,643	4,291
	AT&T Inc.	4.550%	3/9/49	2,109	2,475
	AT&T Inc.	5.150%	2/15/50	570	737
	AT&T Inc.	3.650%	6/1/51	7,675	8,021
85

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.300%	2/1/52	5,685	5,537
[4,5]	AT&T Inc.	3.500%	9/15/53	18,605	18,659
[4,5]	AT&T Inc.	3.550%	9/15/55	17,496	17,531
[4,5]	AT&T Inc.	3.800%	12/1/57	13,253	13,849
[4,5]	AT&T Inc.	3.650%	9/15/59	15,455	15,658
	AT&T Inc.	3.850%	6/1/60	3,650	3,850
	AT&T Inc.	3.500%	2/1/61	2,675	2,622
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	666	826
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	2,590	3,142
	Charter Communications Operating LLC	2.300%	2/1/32	925	891
	Charter Communications Operating LLC	6.384%	10/23/35	6,202	8,311
	Charter Communications Operating LLC	5.375%	4/1/38	1,125	1,386
	Charter Communications Operating LLC	3.500%	6/1/41	2,175	2,190
	Charter Communications Operating LLC	6.484%	10/23/45	8,822	12,176
	Charter Communications Operating LLC	5.375%	5/1/47	5,312	6,514
	Charter Communications Operating LLC	5.750%	4/1/48	6,180	7,887
	Charter Communications Operating LLC	5.125%	7/1/49	2,442	2,917
	Charter Communications Operating LLC	4.800%	3/1/50	6,112	7,042
	Charter Communications Operating LLC	3.700%	4/1/51	3,948	3,929
	Charter Communications Operating LLC	3.900%	6/1/52	6,787	6,906
	Charter Communications Operating LLC	6.834%	10/23/55	1,958	2,887
	Charter Communications Operating LLC	3.850%	4/1/61	3,825	3,760
	Charter Communications Operating LLC	4.400%	12/1/61	3,200	3,442
	Comcast Corp.	4.250%	1/15/33	5,064	6,029
	Comcast Corp.	7.050%	3/15/33	1,625	2,361
	Comcast Corp.	4.200%	8/15/34	1,525	1,803
	Comcast Corp.	5.650%	6/15/35	1,200	1,624
	Comcast Corp.	4.400%	8/15/35	3,100	3,734
	Comcast Corp.	6.500%	11/15/35	2,108	3,067
	Comcast Corp.	3.200%	7/15/36	1,376	1,473
	Comcast Corp.	6.450%	3/15/37	2,972	4,319
	Comcast Corp.	6.950%	8/15/37	2,238	3,410
	Comcast Corp.	3.900%	3/1/38	3,455	3,962
	Comcast Corp.	6.400%	5/15/38	1,506	2,218
	Comcast Corp.	4.600%	10/15/38	2,897	3,591
	Comcast Corp.	6.550%	7/1/39	100	149
	Comcast Corp.	3.250%	11/1/39	4,340	4,618
	Comcast Corp.	6.400%	3/1/40	1,406	2,087
	Comcast Corp.	3.750%	4/1/40	1,535	1,736
	Comcast Corp.	4.650%	7/15/42	3,480	4,398
	Comcast Corp.	4.500%	1/15/43	1,964	2,434
	Comcast Corp.	4.750%	3/1/44	1,551	1,986
	Comcast Corp.	4.600%	8/15/45	2,675	3,361
	Comcast Corp.	3.400%	7/15/46	3,872	4,137
	Comcast Corp.	4.000%	8/15/47	2,550	2,965
	Comcast Corp.	3.969%	11/1/47	7,165	8,359
	Comcast Corp.	4.000%	3/1/48	2,350	2,750
	Comcast Corp.	4.700%	10/15/48	5,200	6,742
	Comcast Corp.	3.999%	11/1/49	5,492	6,468
	Comcast Corp.	3.450%	2/1/50	2,975	3,223
	Comcast Corp.	2.800%	1/15/51	6,570	6,323
	Comcast Corp.	2.450%	8/15/52	4,250	3,837
	Comcast Corp.	4.049%	11/1/52	1,268	1,509
	Comcast Corp.	4.950%	10/15/58	5,108	7,067
	Comcast Corp.	2.650%	8/15/62	2,775	2,533
	Deutsche Telekom International Finance BV	9.250%	6/1/32	400	649
	Discovery Communications LLC	5.000%	9/20/37	1,417	1,716
	Discovery Communications LLC	6.350%	6/1/40	990	1,369
	Discovery Communications LLC	4.875%	4/1/43	1,241	1,487
	Discovery Communications LLC	5.200%	9/20/47	3,047	3,796
	Discovery Communications LLC	5.300%	5/15/49	1,354	1,707
86

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	4.650%	5/15/50	2,560	2,996
	Discovery Communications LLC	4.000%	9/15/55	4,214	4,457
	Electronic Arts Inc.	2.950%	2/15/51	1,105	1,082
	Fox Corp.	5.476%	1/25/39	1,875	2,424
	Fox Corp.	5.576%	1/25/49	4,451	6,011
	Grupo Televisa SAB	8.500%	3/11/32	685	1,014
	Grupo Televisa SAB	6.625%	1/15/40	978	1,350
	Grupo Televisa SAB	5.000%	5/13/45	1,450	1,729
	Grupo Televisa SAB	6.125%	1/31/46	1,650	2,264
	Grupo Televisa SAB	5.250%	5/24/49	2,650	3,329
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	700	724
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,461	1,957
	NBCUniversal Media LLC	6.400%	4/30/40	2,465	3,679
	NBCUniversal Media LLC	5.950%	4/1/41	2,071	2,989
	NBCUniversal Media LLC	4.450%	1/15/43	4,550	5,584
	Omnicom Group Inc.	2.600%	8/1/31	2,000	2,034
	Orange SA	5.375%	1/13/42	1,100	1,485
	Orange SA	5.500%	2/6/44	1,916	2,667
	Rogers Communications Inc.	7.500%	8/15/38	1,100	1,672
	Rogers Communications Inc.	4.500%	3/15/43	1,625	1,893
	Rogers Communications Inc.	5.450%	10/1/43	249	328
	Rogers Communications Inc.	5.000%	3/15/44	1,774	2,219
	Rogers Communications Inc.	4.300%	2/15/48	675	781
	Rogers Communications Inc.	4.350%	5/1/49	4,372	5,146
	Rogers Communications Inc.	3.700%	11/15/49	1,350	1,437
	Telefonica Emisiones SA	7.045%	6/20/36	3,980	5,729
	Telefonica Emisiones SA	4.665%	3/6/38	2,816	3,313
	Telefonica Emisiones SA	5.213%	3/8/47	4,727	5,918
	Telefonica Emisiones SA	4.895%	3/6/48	3,401	4,068
	Telefonica Emisiones SA	5.520%	3/1/49	3,550	4,613
	TELUS Corp.	4.600%	11/16/48	1,125	1,413
	TELUS Corp.	4.300%	6/15/49	1,581	1,908
	Thomson Reuters Corp.	5.500%	8/15/35	599	791
	Thomson Reuters Corp.	5.850%	4/15/40	1,405	1,941
	Thomson Reuters Corp.	5.650%	11/23/43	600	806
	Time Warner Cable LLC	6.550%	5/1/37	1,525	2,074
	Time Warner Cable LLC	7.300%	7/1/38	4,663	6,785
	Time Warner Cable LLC	6.750%	6/15/39	3,291	4,607
	Time Warner Cable LLC	5.875%	11/15/40	2,912	3,758
	Time Warner Cable LLC	5.500%	9/1/41	3,031	3,769
	Time Warner Cable LLC	4.500%	9/15/42	3,390	3,780
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,596	3,940
	T-Mobile USA Inc.	2.250%	11/15/31	971	956
	T-Mobile USA Inc.	4.375%	4/15/40	6,600	7,736
	T-Mobile USA Inc.	3.000%	2/15/41	4,155	4,109
	T-Mobile USA Inc.	4.500%	4/15/50	7,370	8,767
	T-Mobile USA Inc.	3.300%	2/15/51	6,550	6,527
	T-Mobile USA Inc.	3.600%	11/15/60	2,610	2,665
[4]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	1,033	1,483
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,114	1,373
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,405	1,679
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,382	1,568
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,400	1,686
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	150	154
	Verizon Communications Inc.	4.500%	8/10/33	6,876	8,228
	Verizon Communications Inc.	6.400%	9/15/33	610	839
	Verizon Communications Inc.	4.400%	11/1/34	5,877	7,008
	Verizon Communications Inc.	4.272%	1/15/36	6,888	8,216
	Verizon Communications Inc.	5.250%	3/16/37	2,903	3,829
	Verizon Communications Inc.	4.812%	3/15/39	4,641	5,885
	Verizon Communications Inc.	2.650%	11/20/40	6,875	6,633
87

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	3.400%	3/22/41	9,000	9,533
Verizon Communications Inc.	4.125%	8/15/46	3,491	4,100
Verizon Communications Inc.	4.862%	8/21/46	8,435	10,896
Verizon Communications Inc.	4.522%	9/15/48	10,877	13,427
Verizon Communications Inc.	5.012%	4/15/49	2,350	3,109
Verizon Communications Inc.	4.000%	3/22/50	3,300	3,798
Verizon Communications Inc.	2.875%	11/20/50	5,690	5,434
Verizon Communications Inc.	3.550%	3/22/51	8,350	8,922
Verizon Communications Inc.	4.672%	3/15/55	5,200	6,719
Verizon Communications Inc.	2.987%	10/30/56	10,837	10,189
Verizon Communications Inc.	3.000%	11/20/60	3,875	3,638
Verizon Communications Inc.	3.700%	3/22/61	7,885	8,457
ViacomCBS Inc.	4.200%	5/19/32	3,067	3,539
ViacomCBS Inc.	5.500%	5/15/33	1,000	1,273
ViacomCBS Inc.	6.875%	4/30/36	2,655	3,811
ViacomCBS Inc.	5.900%	10/15/40	863	1,150
ViacomCBS Inc.	4.850%	7/1/42	2,036	2,498
ViacomCBS Inc.	4.375%	3/15/43	3,835	4,427
ViacomCBS Inc.	5.850%	9/1/43	1,494	2,046
ViacomCBS Inc.	5.250%	4/1/44	779	996
ViacomCBS Inc.	4.900%	8/15/44	1,186	1,441
ViacomCBS Inc.	4.600%	1/15/45	1,614	1,920
ViacomCBS Inc.	4.950%	5/19/50	2,704	3,417
Vodafone Group plc	6.250%	11/30/32	1,850	2,497
Vodafone Group plc	6.150%	2/27/37	4,288	5,940
Vodafone Group plc	5.000%	5/30/38	2,087	2,629
Vodafone Group plc	4.375%	2/19/43	2,341	2,732
Vodafone Group plc	5.250%	5/30/48	6,734	8,827
Vodafone Group plc	4.875%	6/19/49	4,175	5,264
Vodafone Group plc	4.250%	9/17/50	3,025	3,521
Vodafone Group plc	5.125%	6/19/59	600	783
Walt Disney Co.	6.550%	3/15/33	996	1,414
Walt Disney Co.	6.200%	12/15/34	2,902	4,089
Walt Disney Co.	6.400%	12/15/35	2,803	4,105
Walt Disney Co.	6.150%	3/1/37	1,298	1,851
Walt Disney Co.	6.650%	11/15/37	1,400	2,116
Walt Disney Co.	4.625%	3/23/40	1,115	1,417
Walt Disney Co.	3.500%	5/13/40	2,350	2,618
Walt Disney Co.	6.150%	2/15/41	1,180	1,745
Walt Disney Co.	5.400%	10/1/43	2,835	3,958
Walt Disney Co.	4.750%	9/15/44	3,029	3,944
Walt Disney Co.	4.750%	11/15/46	1,812	2,359
Walt Disney Co.	2.750%	9/1/49	4,825	4,752
Walt Disney Co.	4.700%	3/23/50	3,375	4,505
Walt Disney Co.	3.600%	1/13/51	6,147	6,967
Walt Disney Co.	3.800%	5/13/60	3,825	4,496
				801,366
Consumer Discretionary (2.93%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	725	846
Alibaba Group Holding Ltd.	4.000%	12/6/37	3,000	3,365
Alibaba Group Holding Ltd.	2.700%	2/9/41	700	671
Alibaba Group Holding Ltd.	4.200%	12/6/47	4,550	5,250
Alibaba Group Holding Ltd.	3.150%	2/9/51	3,700	3,640
Alibaba Group Holding Ltd.	4.400%	12/6/57	1,680	2,020
Alibaba Group Holding Ltd.	3.250%	2/9/61	2,275	2,203
Amazon.com Inc.	4.800%	12/5/34	3,100	3,993
Amazon.com Inc.	3.875%	8/22/37	7,941	9,453
Amazon.com Inc.	2.875%	5/12/41	4,300	4,439
Amazon.com Inc.	4.950%	12/5/44	1,650	2,240
Amazon.com Inc.	4.050%	8/22/47	7,575	9,236
Amazon.com Inc.	2.500%	6/3/50	6,600	6,234
88

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.100%	5/12/51	7,100	7,464
	Amazon.com Inc.	4.250%	8/22/57	4,900	6,270
	Amazon.com Inc.	2.700%	6/3/60	5,431	5,175
	Amazon.com Inc.	3.250%	5/12/61	3,475	3,679
[4]	American University	3.672%	4/1/49	1,350	1,548
	Aptiv plc	4.400%	10/1/46	275	321
	Aptiv plc	5.400%	3/15/49	1,050	1,425
	BorgWarner Inc.	4.375%	3/15/45	1,100	1,274
[4]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	1,275	1,368
[4]	California Endowment	2.498%	4/1/51	590	566
	California Institute of Technology	4.321%	8/1/45	1,150	1,467
	California Institute of Technology	4.700%	11/1/11	430	609
	California Institute of Technology	3.650%	9/1/19	1,250	1,413
	Cleveland Clinic Foundation	4.858%	1/1/14	1,015	1,430
	Darden Restaurants Inc.	4.550%	2/15/48	700	822
[4]	Duke University	2.682%	10/1/44	1,000	1,024
[4]	Duke University	2.832%	10/1/55	1,765	1,840
	eBay Inc.	4.000%	7/15/42	1,480	1,660
	eBay Inc.	3.650%	5/10/51	2,250	2,384
[4]	Emory University	2.969%	9/1/50	1,100	1,152
[4]	Ford Foundation	2.415%	6/1/50	956	919
[4]	Ford Foundation	2.815%	6/1/70	1,430	1,438
	General Motors Co.	5.000%	4/1/35	1,888	2,280
	General Motors Co.	6.600%	4/1/36	2,906	3,976
	General Motors Co.	5.150%	4/1/38	2,650	3,226
	General Motors Co.	6.250%	10/2/43	2,922	4,033
	General Motors Co.	5.200%	4/1/45	2,350	2,910
	General Motors Co.	6.750%	4/1/46	1,795	2,592
	General Motors Co.	5.400%	4/1/48	1,552	1,976
	General Motors Co.	5.950%	4/1/49	2,075	2,825
[4]	George Washington University	4.300%	9/15/44	790	995
	George Washington University	4.868%	9/15/45	200	271
[4]	George Washington University	4.126%	9/15/48	1,974	2,450
[4]	Georgetown University	4.315%	4/1/49	750	941
[4]	Georgetown University	2.943%	4/1/50	840	853
[4]	Georgetown University	5.215%	10/1/18	200	301
	Harley-Davidson Inc.	4.625%	7/28/45	1,205	1,329
	Hasbro Inc.	6.350%	3/15/40	304	423
	Hasbro Inc.	5.100%	5/15/44	750	920
	Home Depot Inc.	5.875%	12/16/36	6,954	9,938
	Home Depot Inc.	3.300%	4/15/40	2,670	2,927
	Home Depot Inc.	5.950%	4/1/41	1,835	2,683
	Home Depot Inc.	4.200%	4/1/43	4,716	5,769
	Home Depot Inc.	4.875%	2/15/44	2,238	2,981
	Home Depot Inc.	4.400%	3/15/45	972	1,233
	Home Depot Inc.	4.250%	4/1/46	3,374	4,201
	Home Depot Inc.	3.900%	6/15/47	4,408	5,234
	Home Depot Inc.	4.500%	12/6/48	4,095	5,323
	Home Depot Inc.	3.125%	12/15/49	2,650	2,809
	Home Depot Inc.	3.350%	4/15/50	3,200	3,541
	Home Depot Inc.	2.375%	3/15/51	3,200	2,960
	Home Depot Inc.	3.500%	9/15/56	1,058	1,196
	JD.com Inc.	4.125%	1/14/50	900	963
[4]	Johns Hopkins University	4.083%	7/1/53	1,131	1,460
	Kohl's Corp.	5.550%	7/17/45	1,100	1,319
	Lear Corp.	5.250%	5/15/49	1,400	1,765
	Leland Stanford Junior University	3.647%	5/1/48	2,010	2,430
	Leland Stanford Junior University	2.413%	6/1/50	600	585
	Lowe's Cos. Inc.	5.000%	4/15/40	1,125	1,449
	Lowe's Cos. Inc.	4.250%	9/15/44	448	514
89

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.700%	4/15/46	1,934	2,125
	Lowe's Cos. Inc.	4.050%	5/3/47	4,415	5,087
	Lowe's Cos. Inc.	4.550%	4/5/49	2,200	2,751
	Lowe's Cos. Inc.	5.125%	4/15/50	1,050	1,417
	Lowe's Cos. Inc.	3.000%	10/15/50	5,150	5,074
[4]	Marriott International Inc.	3.500%	10/15/32	2,450	2,605
	Masco Corp.	4.500%	5/15/47	1,424	1,728
	Masco Corp.	3.125%	2/15/51	550	546
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	675	812
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	1,645	1,818
	Massachusetts Institute of Technology	5.600%	7/1/11	950	1,618
	Massachusetts Institute of Technology	4.678%	7/1/14	1,205	1,762
	Massachusetts Institute of Technology	3.885%	7/1/16	1,541	1,889
[4]	McDonald's Corp.	4.700%	12/9/35	2,275	2,820
[4]	McDonald's Corp.	6.300%	10/15/37	974	1,401
[4]	McDonald's Corp.	6.300%	3/1/38	2,156	3,108
[4]	McDonald's Corp.	5.700%	2/1/39	1,517	2,076
[4]	McDonald's Corp.	4.875%	7/15/40	1,100	1,408
[4]	McDonald's Corp.	3.700%	2/15/42	1,319	1,476
[4]	McDonald's Corp.	3.625%	5/1/43	975	1,082
[4]	McDonald's Corp.	4.600%	5/26/45	1,634	2,036
[4]	McDonald's Corp.	4.875%	12/9/45	2,016	2,595
[4]	McDonald's Corp.	4.450%	3/1/47	2,443	2,995
[4]	McDonald's Corp.	4.450%	9/1/48	1,840	2,292
[4]	McDonald's Corp.	3.625%	9/1/49	3,300	3,656
[4]	McDonald's Corp.	4.200%	4/1/50	2,100	2,535
	MDC Holdings Inc.	6.000%	1/15/43	1,100	1,418
	NIKE Inc.	3.250%	3/27/40	2,045	2,244
	NIKE Inc.	3.625%	5/1/43	1,000	1,160
	NIKE Inc.	3.875%	11/1/45	2,069	2,479
	NIKE Inc.	3.375%	11/1/46	1,390	1,553
	NIKE Inc.	3.375%	3/27/50	2,698	3,046
[4,5]	Nordstrom Inc.	4.250%	8/1/31	1,150	1,201
	Nordstrom Inc.	5.000%	1/15/44	2,085	2,080
[4]	Northwestern University	4.643%	12/1/44	1,585	2,101
[4]	Northwestern University	2.640%	12/1/50	470	470
[4]	Northwestern University	3.662%	12/1/57	812	985
	Owens Corning	7.000%	12/1/36	505	721
	Owens Corning	4.300%	7/15/47	1,375	1,599
	Owens Corning	4.400%	1/30/48	1,152	1,360
	President & Fellows of Harvard College	4.875%	10/15/40	1,115	1,531
	President & Fellows of Harvard College	3.150%	7/15/46	751	840
	President & Fellows of Harvard College	2.517%	10/15/50	875	877
	President & Fellows of Harvard College	3.300%	7/15/56	875	1,012
	PulteGroup Inc.	6.375%	5/15/33	2,350	3,113
	PulteGroup Inc.	6.000%	2/15/35	500	655
[4]	Rockefeller Foundation	2.492%	10/1/50	1,120	1,090
	Snap-on Inc.	4.100%	3/1/48	1,195	1,466
	Snap-on Inc.	3.100%	5/1/50	1,000	1,059
	Stanley Black & Decker Inc.	5.200%	9/1/40	650	857
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,033	2,741
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,000	975
	Starbucks Corp.	4.300%	6/15/45	800	952
	Starbucks Corp.	3.750%	12/1/47	1,158	1,285
	Starbucks Corp.	4.500%	11/15/48	1,975	2,461
	Starbucks Corp.	4.450%	8/15/49	1,710	2,122
	Starbucks Corp.	3.350%	3/12/50	1,000	1,044
	Starbucks Corp.	3.500%	11/15/50	3,325	3,574
	TJX Cos. Inc.	4.500%	4/15/50	37	49
[4]	Trustees of Boston College	3.129%	7/1/52	650	688
[4]	Trustees of Boston University	4.061%	10/1/48	925	1,136
90

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trustees of Princeton University	5.700%	3/1/39	930	1,353
[4]	Trustees of Princeton University	2.516%	7/1/50	775	765
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	400	388
	Trustees of the University of Pennsylvania	4.674%	9/1/12	1,100	1,522
	Trustees of the University of Pennsylvania	3.610%	2/15/19	450	512
[4]	University of Chicago	2.547%	4/1/50	2,000	1,918
[4]	University of Chicago	4.003%	10/1/53	1,125	1,378
[4]	University of Notre Dame du Lac	3.438%	2/15/45	649	764
[4]	University of Notre Dame du Lac	3.394%	2/15/48	1,250	1,463
[4]	University of Southern California	3.028%	10/1/39	2,580	2,766
	University of Southern California	2.805%	10/1/50	725	737
[4]	University of Southern California	2.945%	10/1/51	250	262
	University of Southern California	5.250%	10/1/11	685	1,051
[4]	University of Southern California	3.226%	10/1/20	1,350	1,338
	Whirlpool Corp.	4.600%	5/15/50	2,175	2,698
[4]	William Marsh Rice University	3.574%	5/15/45	759	879
[4]	William Marsh Rice University	3.774%	5/15/55	750	942
[4]	Yale University	2.402%	4/15/50	1,575	1,528
					325,339
Consumer Staples (4.26%)
	Altria Group Inc.	2.450%	2/4/32	5,000	4,833
	Altria Group Inc.	5.800%	2/14/39	1,925	2,373
	Altria Group Inc.	3.400%	2/4/41	4,250	4,047
	Altria Group Inc.	4.250%	8/9/42	1,927	2,013
	Altria Group Inc.	4.500%	5/2/43	3,711	4,006
	Altria Group Inc.	5.375%	1/31/44	6,288	7,472
	Altria Group Inc.	3.875%	9/16/46	1,130	1,120
	Altria Group Inc.	5.950%	2/14/49	4,265	5,460
	Altria Group Inc.	4.450%	5/6/50	945	1,006
	Altria Group Inc.	3.700%	2/4/51	2,730	2,587
	Altria Group Inc.	6.200%	2/14/59	712	923
	Altria Group Inc.	4.000%	2/4/61	1,450	1,398
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,601	11,775
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	20,851	26,375
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	5,807	7,112
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,703	4,152
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,275	3,978
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,202	5,248
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,100	1,465
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	2,819	3,360
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,917	3,182
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,415	3,186
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,372	3,861
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,529	1,820
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,596	3,274
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,345	3,644
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	5,600	6,846
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,771	5,705
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	5,259	7,231
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	3,305	4,030
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,190	5,249
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,875	7,045
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,437	2,999
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,490	2,030
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,790	2,449
	Archer-Daniels-Midland Co.	3.750%	9/15/47	687	814
	Archer-Daniels-Midland Co.	4.500%	3/15/49	415	553
	BAT Capital Corp.	4.390%	8/15/37	6,120	6,603
	BAT Capital Corp.	3.734%	9/25/40	1,350	1,322
	BAT Capital Corp.	4.540%	8/15/47	4,891	5,157
	BAT Capital Corp.	4.758%	9/6/49	2,787	3,016
91

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	5.282%	4/2/50	1,234	1,427
	BAT Capital Corp.	3.984%	9/25/50	2,075	2,027
	Brown-Forman Corp.	4.500%	7/15/45	1,890	2,439
	Campbell Soup Co.	4.800%	3/15/48	1,675	2,065
	Campbell Soup Co.	3.125%	4/24/50	1,348	1,312
	Church & Dwight Co. Inc.	3.950%	8/1/47	825	968
	Coca-Cola Co.	2.250%	1/5/32	1,275	1,305
	Coca-Cola Co.	4.125%	3/25/40	100	120
	Coca-Cola Co.	2.500%	6/1/40	975	967
	Coca-Cola Co.	2.875%	5/5/41	4,475	4,637
	Coca-Cola Co.	4.200%	3/25/50	2,075	2,607
	Coca-Cola Co.	2.600%	6/1/50	3,675	3,538
	Coca-Cola Co.	3.000%	3/5/51	2,240	2,325
	Coca-Cola Co.	2.500%	3/15/51	5,300	4,991
	Coca-Cola Co.	2.750%	6/1/60	1,600	1,569
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	625	603
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,175	2,922
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	1,000	1,257
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	980	1,183
	Conagra Brands Inc.	5.300%	11/1/38	1,450	1,844
	Conagra Brands Inc.	5.400%	11/1/48	2,350	3,141
	Constellation Brands Inc.	4.500%	5/9/47	3,295	3,985
	Constellation Brands Inc.	4.100%	2/15/48	1,547	1,777
	Constellation Brands Inc.	5.250%	11/15/48	692	923
	Constellation Brands Inc.	3.750%	5/1/50	575	634
	Costco Wholesale Corp.	1.750%	4/20/32	1,975	1,946
	Diageo Capital plc	2.125%	4/29/32	1,175	1,181
	Diageo Capital plc	5.875%	9/30/36	1,525	2,175
	Diageo Capital plc	3.875%	4/29/43	750	885
	Diageo Investment Corp.	7.450%	4/15/35	875	1,382
	Diageo Investment Corp.	4.250%	5/11/42	1,202	1,474
	Dollar General Corp.	4.125%	4/3/50	2,950	3,458
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,200	1,726
	Estee Lauder Cos. Inc.	4.375%	6/15/45	625	787
	Estee Lauder Cos. Inc.	4.150%	3/15/47	800	999
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,525	1,656
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,415	2,885
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	4,505	4,742
	General Mills Inc.	5.400%	6/15/40	136	183
[4,5]	General Mills Inc.	3.000%	2/1/51	2,624	2,644
	Hershey Co.	3.125%	11/15/49	1,725	1,839
	Hershey Co.	2.650%	6/1/50	950	934
	Hormel Foods Corp.	3.050%	6/3/51	800	833
	Ingredion Inc.	3.900%	6/1/50	1,100	1,235
	J M Smucker Co.	4.250%	3/15/35	1,642	1,923
	J M Smucker Co.	3.550%	3/15/50	2,150	2,319
	Kellogg Co.	4.500%	4/1/46	684	849
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,375	1,751
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,245	2,739
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,475	1,781
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,700	1,915
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,050	1,104
	Kimberly-Clark Corp.	6.625%	8/1/37	1,400	2,179
	Kimberly-Clark Corp.	5.300%	3/1/41	754	1,032
	Kimberly-Clark Corp.	3.200%	7/30/46	2,328	2,538
	Kimberly-Clark Corp.	2.875%	2/7/50	875	903
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,129
	Kroger Co.	8.000%	9/15/29	775	1,093
	Kroger Co.	6.900%	4/15/38	750	1,107
	Kroger Co.	5.400%	7/15/40	1,280	1,682
	Kroger Co.	5.000%	4/15/42	683	863
92

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kroger Co.	5.150%	8/1/43	669	865
Kroger Co.	3.875%	10/15/46	1,725	1,904
Kroger Co.	4.450%	2/1/47	1,588	1,898
Kroger Co.	4.650%	1/15/48	1,771	2,171
Kroger Co.	5.400%	1/15/49	1,750	2,386
Kroger Co.	3.950%	1/15/50	1,305	1,490
McCormick & Co. Inc.	4.200%	8/15/47	950	1,144
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,790	2,564
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,169	1,521
Molson Coors Beverage Co.	5.000%	5/1/42	2,615	3,207
Molson Coors Beverage Co.	4.200%	7/15/46	3,762	4,187
Mondelez International Inc.	1.875%	10/15/32	2,000	1,934
Mondelez International Inc.	2.625%	9/4/50	2,940	2,737
PepsiCo Inc.	1.400%	2/25/31	1,825	1,765
PepsiCo Inc.	5.500%	1/15/40	100	141
PepsiCo Inc.	3.500%	3/19/40	1,500	1,711
PepsiCo Inc.	4.875%	11/1/40	100	133
PepsiCo Inc.	4.000%	3/5/42	2,633	3,200
PepsiCo Inc.	3.600%	8/13/42	1,885	2,183
PepsiCo Inc.	4.250%	10/22/44	1,668	2,070
PepsiCo Inc.	4.600%	7/17/45	1,524	1,989
PepsiCo Inc.	4.450%	4/14/46	2,669	3,417
PepsiCo Inc.	3.450%	10/6/46	3,650	4,097
PepsiCo Inc.	4.000%	5/2/47	1,253	1,529
PepsiCo Inc.	3.375%	7/29/49	2,915	3,259
PepsiCo Inc.	2.875%	10/15/49	2,900	2,980
PepsiCo Inc.	3.625%	3/19/50	2,405	2,813
PepsiCo Inc.	3.875%	3/19/60	1,560	1,924
Philip Morris International Inc.	6.375%	5/16/38	2,415	3,450
Philip Morris International Inc.	4.375%	11/15/41	2,305	2,722
Philip Morris International Inc.	4.500%	3/20/42	1,785	2,115
Philip Morris International Inc.	3.875%	8/21/42	2,205	2,438
Philip Morris International Inc.	4.125%	3/4/43	1,900	2,171
Philip Morris International Inc.	4.875%	11/15/43	2,425	3,035
Philip Morris International Inc.	4.250%	11/10/44	1,704	1,990
Procter & Gamble Co.	5.800%	8/15/34	150	213
Procter & Gamble Co.	5.550%	3/5/37	1,454	2,094
Procter & Gamble Co.	3.550%	3/25/40	2,036	2,386
Procter & Gamble Co.	3.500%	10/25/47	688	819
Procter & Gamble Co.	3.600%	3/25/50	1,234	1,501
Reynolds American Inc.	5.700%	8/15/35	2,606	3,146
Reynolds American Inc.	7.250%	6/15/37	887	1,196
Reynolds American Inc.	6.150%	9/15/43	1,525	1,925
Reynolds American Inc.	5.850%	8/15/45	3,702	4,540
Sysco Corp.	6.600%	4/1/40	1,972	2,908
Sysco Corp.	4.850%	10/1/45	2,181	2,721
Sysco Corp.	4.500%	4/1/46	970	1,149
Sysco Corp.	4.450%	3/15/48	1,825	2,179
Sysco Corp.	3.300%	2/15/50	1,325	1,330
Sysco Corp.	6.600%	4/1/50	2,514	3,907
Target Corp.	6.350%	11/1/32	100	141
Target Corp.	6.500%	10/15/37	1,000	1,545
Target Corp.	7.000%	1/15/38	1,200	1,942
Target Corp.	4.000%	7/1/42	175	217
Target Corp.	3.625%	4/15/46	2,225	2,642
Target Corp.	3.900%	11/15/47	1,650	2,065
Tyson Foods Inc.	4.875%	8/15/34	2,191	2,724
Tyson Foods Inc.	5.150%	8/15/44	1,263	1,634
Tyson Foods Inc.	4.550%	6/2/47	1,230	1,503
Tyson Foods Inc.	5.100%	9/28/48	2,840	3,747
Unilever Capital Corp.	5.900%	11/15/32	2,448	3,376
93

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,666	3,189
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,725	1,901
	Walmart Inc.	5.250%	9/1/35	5,621	7,655
	Walmart Inc.	6.500%	8/15/37	1,035	1,576
	Walmart Inc.	6.200%	4/15/38	2,993	4,467
	Walmart Inc.	3.950%	6/28/38	1,837	2,207
	Walmart Inc.	5.625%	4/1/40	664	957
	Walmart Inc.	4.875%	7/8/40	1,065	1,409
	Walmart Inc.	5.000%	10/25/40	1,719	2,325
	Walmart Inc.	5.625%	4/15/41	2,881	4,182
	Walmart Inc.	4.000%	4/11/43	2,846	3,474
	Walmart Inc.	4.300%	4/22/44	1,869	2,372
	Walmart Inc.	3.625%	12/15/47	2,846	3,338
	Walmart Inc.	4.050%	6/29/48	6,344	7,982
	Walmart Inc.	2.950%	9/24/49	2,225	2,362
					473,242
Energy (4.77%)
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	3,741	4,287
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,703	3,466
	BP Capital Markets America Inc.	3.060%	6/17/41	2,000	2,020
	BP Capital Markets America Inc.	3.000%	2/24/50	5,500	5,342
	BP Capital Markets America Inc.	2.772%	11/10/50	3,355	3,122
	BP Capital Markets America Inc.	2.939%	6/4/51	4,550	4,364
	BP Capital Markets America Inc.	3.379%	2/8/61	4,200	4,221
	Burlington Resources LLC	7.200%	8/15/31	985	1,424
	Burlington Resources LLC	7.400%	12/1/31	1,175	1,732
	Burlington Resources LLC	5.950%	10/15/36	1,817	2,518
	Canadian Natural Resources Ltd.	7.200%	1/15/32	985	1,338
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,229	1,621
	Canadian Natural Resources Ltd.	5.850%	2/1/35	750	958
	Canadian Natural Resources Ltd.	6.500%	2/15/37	850	1,147
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,600	2,139
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,575	2,211
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,900	2,370
	Cenovus Energy Inc.	5.250%	6/15/37	1,750	2,094
	Cenovus Energy Inc.	6.800%	9/15/37	1,000	1,315
	Cenovus Energy Inc.	6.750%	11/15/39	3,405	4,618
	Cenovus Energy Inc.	5.400%	6/15/47	2,325	2,887
	Chevron Corp.	2.978%	5/11/40	1,774	1,855
	Chevron Corp.	3.078%	5/11/50	1,415	1,465
	Chevron USA Inc.	6.000%	3/1/41	2,150	3,145
	Chevron USA Inc.	5.250%	11/15/43	1,459	1,984
	Chevron USA Inc.	5.050%	11/15/44	2,256	3,028
	Chevron USA Inc.	4.950%	8/15/47	1,170	1,567
	Chevron USA Inc.	4.200%	10/15/49	1,191	1,465
	Chevron USA Inc.	2.343%	8/12/50	1,250	1,133
	Columbia Pipeline Group Inc.	5.800%	6/1/45	650	887
	Conoco Funding Co.	7.250%	10/15/31	1,610	2,353
	ConocoPhillips	5.900%	10/15/32	1,679	2,243
	ConocoPhillips	5.900%	5/15/38	2,572	3,596
	ConocoPhillips	6.500%	2/1/39	2,270	3,357
[4,5]	ConocoPhillips	4.875%	10/1/47	5,930	7,789
	ConocoPhillips Co.	4.300%	11/15/44	2,177	2,624
	Devon Energy Corp.	7.875%	9/30/31	1,426	1,997
	Devon Energy Corp.	7.950%	4/15/32	651	927
	Devon Energy Corp.	5.600%	7/15/41	1,979	2,455
	Devon Energy Corp.	4.750%	5/15/42	1,752	1,991
	Devon Energy Corp.	5.000%	6/15/45	1,550	1,824
	Diamondback Energy Inc.	4.400%	3/24/51	1,000	1,130
	Enable Midstream Partners LP	5.000%	5/15/44	1,275	1,388
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	1,381	2,033
94

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Energy Partners LP	5.500%	9/15/40	1,800	2,319
	Enbridge Energy Partners LP	7.375%	10/15/45	1,990	3,141
	Enbridge Inc.	2.500%	8/1/33	1,000	1,000
	Enbridge Inc.	4.500%	6/10/44	500	589
	Enbridge Inc.	5.500%	12/1/46	274	367
	Enbridge Inc.	4.000%	11/15/49	1,050	1,166
	Enbridge Inc.	3.400%	8/1/51	1,100	1,104
	Energy Transfer LP	4.900%	3/15/35	1,035	1,195
	Energy Transfer LP	6.625%	10/15/36	951	1,257
[4]	Energy Transfer LP	5.800%	6/15/38	1,700	2,108
	Energy Transfer LP	7.500%	7/1/38	2,105	2,965
	Energy Transfer LP	6.050%	6/1/41	1,650	2,097
	Energy Transfer LP	6.500%	2/1/42	1,830	2,376
	Energy Transfer LP	6.100%	2/15/42	300	372
	Energy Transfer LP	5.150%	2/1/43	1,499	1,695
	Energy Transfer LP	5.950%	10/1/43	1,600	1,988
	Energy Transfer LP	5.300%	4/1/44	1,308	1,515
	Energy Transfer LP	5.150%	3/15/45	2,151	2,479
	Energy Transfer LP	5.350%	5/15/45	2,675	3,096
	Energy Transfer LP	6.125%	12/15/45	1,820	2,317
	Energy Transfer LP	5.300%	4/15/47	2,550	2,976
	Energy Transfer LP	5.400%	10/1/47	3,600	4,261
	Energy Transfer LP	6.000%	6/15/48	2,617	3,309
	Energy Transfer LP	6.250%	4/15/49	3,746	4,926
	Energy Transfer LP	5.000%	5/15/50	1,700	1,964
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,425
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,750
	Enterprise Products Operating LLC	7.550%	4/15/38	900	1,382
	Enterprise Products Operating LLC	6.125%	10/15/39	1,685	2,362
	Enterprise Products Operating LLC	5.950%	2/1/41	1,078	1,483
	Enterprise Products Operating LLC	5.700%	2/15/42	2,375	3,204
	Enterprise Products Operating LLC	4.850%	8/15/42	2,680	3,281
	Enterprise Products Operating LLC	4.450%	2/15/43	1,533	1,812
	Enterprise Products Operating LLC	4.850%	3/15/44	1,294	1,588
	Enterprise Products Operating LLC	5.100%	2/15/45	2,240	2,842
	Enterprise Products Operating LLC	4.900%	5/15/46	1,450	1,794
	Enterprise Products Operating LLC	4.250%	2/15/48	3,600	4,141
	Enterprise Products Operating LLC	4.800%	2/1/49	2,515	3,097
	Enterprise Products Operating LLC	4.200%	1/31/50	1,600	1,852
	Enterprise Products Operating LLC	3.700%	1/31/51	2,100	2,256
	Enterprise Products Operating LLC	3.200%	2/15/52	4,340	4,300
	Enterprise Products Operating LLC	4.950%	10/15/54	992	1,237
	Enterprise Products Operating LLC	3.950%	1/31/60	2,795	3,107
	EOG Resources Inc.	3.900%	4/1/35	837	967
	EOG Resources Inc.	4.950%	4/15/50	1,235	1,650
	Exxon Mobil Corp.	2.995%	8/16/39	1,037	1,066
	Exxon Mobil Corp.	4.227%	3/19/40	5,157	6,171
	Exxon Mobil Corp.	3.567%	3/6/45	2,625	2,876
	Exxon Mobil Corp.	4.114%	3/1/46	6,056	7,158
	Exxon Mobil Corp.	3.095%	8/16/49	2,375	2,422
	Exxon Mobil Corp.	4.327%	3/19/50	7,025	8,720
	Exxon Mobil Corp.	3.452%	4/15/51	6,220	6,768
	Halliburton Co.	4.850%	11/15/35	3,541	4,170
	Halliburton Co.	6.700%	9/15/38	2,659	3,641
	Halliburton Co.	4.500%	11/15/41	2,725	3,059
	Halliburton Co.	4.750%	8/1/43	3,460	4,018
	Halliburton Co.	5.000%	11/15/45	2,880	3,516
	Hess Corp.	7.300%	8/15/31	1,495	2,026
	Hess Corp.	7.125%	3/15/33	1,300	1,760
	Hess Corp.	6.000%	1/15/40	1,821	2,338
	Hess Corp.	5.600%	2/15/41	2,850	3,564
95

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hess Corp.	5.800%	4/1/47	650	848
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	850	1,213
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,175	1,659
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,500	1,924
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	650	892
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,981	2,829
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,670	2,326
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,316	1,842
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,371	3,278
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,225	1,568
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,712	2,050
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	775	901
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,921	2,310
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,343	2,947
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,025	1,281
[4]	Kinder Morgan Inc.	7.800%	8/1/31	1,879	2,690
[4]	Kinder Morgan Inc.	7.750%	1/15/32	1,650	2,378
	Kinder Morgan Inc.	5.550%	6/1/45	3,150	4,074
	Kinder Morgan Inc.	5.050%	2/15/46	1,688	2,048
	Kinder Morgan Inc.	5.200%	3/1/48	1,755	2,206
	Kinder Morgan Inc.	3.250%	8/1/50	2,125	2,057
	Magellan Midstream Partners LP	5.150%	10/15/43	1,715	2,127
	Magellan Midstream Partners LP	4.250%	9/15/46	1,600	1,812
	Magellan Midstream Partners LP	4.200%	10/3/47	1,575	1,760
	Magellan Midstream Partners LP	3.950%	3/1/50	1,275	1,382
	Marathon Oil Corp.	6.800%	3/15/32	1,250	1,642
	Marathon Oil Corp.	6.600%	10/1/37	1,525	2,031
	Marathon Oil Corp.	5.200%	6/1/45	1,200	1,440
	Marathon Petroleum Corp.	6.500%	3/1/41	2,450	3,406
	Marathon Petroleum Corp.	4.750%	9/15/44	2,116	2,507
	Marathon Petroleum Corp.	4.500%	4/1/48	2,125	2,430
	Marathon Petroleum Corp.	5.000%	9/15/54	1,175	1,405
	MPLX LP	4.500%	4/15/38	3,905	4,464
	MPLX LP	5.200%	3/1/47	2,270	2,787
[4,5]	MPLX LP	5.200%	12/1/47	600	732
	MPLX LP	5.200%	12/1/47	630	769
	MPLX LP	4.700%	4/15/48	4,085	4,750
	MPLX LP	5.500%	2/15/49	2,395	3,099
	MPLX LP	4.900%	4/15/58	1,150	1,374
	NOV Inc.	3.950%	12/1/42	1,450	1,431
	ONEOK Inc.	6.000%	6/15/35	1,660	2,081
	ONEOK Inc.	4.950%	7/13/47	1,655	1,939
	ONEOK Inc.	5.200%	7/15/48	1,650	2,024
	ONEOK Inc.	4.450%	9/1/49	1,255	1,394
	ONEOK Inc.	4.500%	3/15/50	1,050	1,172
	ONEOK Inc.	7.150%	1/15/51	700	1,034
	ONEOK Partners LP	6.650%	10/1/36	845	1,138
	ONEOK Partners LP	6.850%	10/15/37	1,675	2,287
	ONEOK Partners LP	6.125%	2/1/41	2,070	2,669
	ONEOK Partners LP	6.200%	9/15/43	1,481	1,948
	Phillips 66	4.650%	11/15/34	2,656	3,167
	Phillips 66	5.875%	5/1/42	3,675	5,011
	Phillips 66	4.875%	11/15/44	1,655	2,072
	Phillips 66 Partners LP	4.680%	2/15/45	840	961
	Phillips 66 Partners LP	4.900%	10/1/46	1,550	1,844
	Plains All American Pipeline LP	6.650%	1/15/37	1,518	1,990
	Plains All American Pipeline LP	5.150%	6/1/42	825	925
	Plains All American Pipeline LP	4.300%	1/31/43	850	854
	Plains All American Pipeline LP	4.700%	6/15/44	2,500	2,650
	Plains All American Pipeline LP	4.900%	2/15/45	895	974
	Shell International Finance BV	4.125%	5/11/35	3,325	3,949
96

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	6.375%	12/15/38	2,879	4,270
	Shell International Finance BV	5.500%	3/25/40	3,020	4,204
	Shell International Finance BV	3.625%	8/21/42	1,682	1,891
	Shell International Finance BV	4.550%	8/12/43	4,544	5,672
	Shell International Finance BV	4.375%	5/11/45	6,550	8,032
	Shell International Finance BV	4.000%	5/10/46	6,162	7,207
	Shell International Finance BV	3.750%	9/12/46	2,254	2,550
	Shell International Finance BV	3.125%	11/7/49	2,750	2,846
	Shell International Finance BV	3.250%	4/6/50	4,688	4,991
	Spectra Energy Partners LP	5.950%	9/25/43	957	1,297
	Spectra Energy Partners LP	4.500%	3/15/45	1,675	1,967
	Suncor Energy Inc.	7.150%	2/1/32	1,475	2,061
	Suncor Energy Inc.	5.350%	7/15/33	1,100	1,356
	Suncor Energy Inc.	5.950%	12/1/34	1,875	2,479
	Suncor Energy Inc.	5.950%	5/15/35	1,475	1,940
	Suncor Energy Inc.	6.800%	5/15/38	1,160	1,667
	Suncor Energy Inc.	6.500%	6/15/38	2,330	3,289
	Suncor Energy Inc.	6.850%	6/1/39	1,989	2,904
	Suncor Energy Inc.	4.000%	11/15/47	1,940	2,144
	Suncor Energy Inc.	3.750%	3/4/51	1,000	1,081
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,563
	Texas Eastern Transmission LP	7.000%	7/15/32	1,000	1,388
	TotalEnergies Capital International SA	2.986%	6/29/41	2,400	2,441
	TotalEnergies Capital International SA	3.461%	7/12/49	1,510	1,627
	TotalEnergies Capital International SA	3.127%	5/29/50	4,225	4,288
	TotalEnergies Capital International SA	3.386%	6/29/60	2,050	2,165
	TransCanada PipeLines Ltd.	4.625%	3/1/34	2,547	3,021
	TransCanada PipeLines Ltd.	5.600%	3/31/34	925	1,173
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,965	2,602
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,758	2,415
	TransCanada PipeLines Ltd.	4.750%	5/15/38	2,212	2,660
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,572	2,366
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,430	2,221
	TransCanada PipeLines Ltd.	6.100%	6/1/40	2,585	3,555
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,369	1,701
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,425	3,067
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,975	2,593
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,075	1,388
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,270	1,517
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,535	1,867
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,025	1,151
	Valero Energy Corp.	7.500%	4/15/32	1,465	2,061
	Valero Energy Corp.	6.625%	6/15/37	2,925	4,007
	Valero Energy Corp.	4.900%	3/15/45	1,800	2,246
	Williams Cos. Inc.	6.300%	4/15/40	3,050	4,179
	Williams Cos. Inc.	5.800%	11/15/43	1,100	1,453
	Williams Cos. Inc.	5.400%	3/4/44	1,022	1,293
	Williams Cos. Inc.	5.750%	6/24/44	2,100	2,757
	Williams Cos. Inc.	5.100%	9/15/45	3,075	3,818
	Williams Cos. Inc.	4.850%	3/1/48	2,155	2,623
					530,621
Financials (7.89%)
	Aflac Inc.	4.000%	10/15/46	1,414	1,643
	Aflac Inc.	4.750%	1/15/49	742	977
	Alleghany Corp.	4.900%	9/15/44	975	1,223
	Allstate Corp.	5.550%	5/9/35	500	684
	Allstate Corp.	5.950%	4/1/36	625	871
	Allstate Corp.	4.500%	6/15/43	1,175	1,480
	Allstate Corp.	4.200%	12/15/46	1,776	2,185
	Allstate Corp.	3.850%	8/10/49	1,300	1,545
[4]	Allstate Corp.	6.500%	5/15/57	1,160	1,531
97

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ally Financial Inc.	8.000%	11/1/31	3,832	5,511
	Ally Financial Inc.	8.000%	11/1/31	2,660	3,750
	American Express Co.	4.050%	12/3/42	1,927	2,306
	American Financial Group Inc.	4.500%	6/15/47	1,270	1,520
	American International Group Inc.	3.875%	1/15/35	2,151	2,431
	American International Group Inc.	4.700%	7/10/35	1,420	1,720
	American International Group Inc.	6.250%	5/1/36	2,091	2,918
	American International Group Inc.	4.500%	7/16/44	4,169	5,060
	American International Group Inc.	4.800%	7/10/45	996	1,248
	American International Group Inc.	4.750%	4/1/48	3,135	3,982
	American International Group Inc.	4.375%	6/30/50	1,430	1,741
	American International Group Inc.	4.375%	1/15/55	3,050	3,706
[4]	American International Group Inc.	8.175%	5/15/58	950	1,371
	Aon Corp.	6.250%	9/30/40	520	750
	Aon plc	4.600%	6/14/44	1,517	1,896
	Aon plc	4.750%	5/15/45	929	1,198
	Arch Capital Finance LLC	5.031%	12/15/46	1,000	1,303
	Arch Capital Group Ltd.	7.350%	5/1/34	845	1,250
	Arch Capital Group Ltd.	3.635%	6/30/50	1,800	1,944
	Arch Capital Group US Inc.	5.144%	11/1/43	1,265	1,665
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,000	2,097
	Athene Holding Ltd.	3.950%	5/25/51	1,200	1,285
	Bank of America Corp.	6.110%	1/29/37	5,525	7,582
[4]	Bank of America Corp.	4.244%	4/24/38	6,420	7,630
	Bank of America Corp.	7.750%	5/14/38	4,193	6,643
[4]	Bank of America Corp.	4.078%	4/23/40	4,335	5,069
[4]	Bank of America Corp.	2.676%	6/19/41	11,868	11,548
[4]	Bank of America Corp.	5.875%	2/7/42	4,010	5,765
	Bank of America Corp.	3.311%	4/22/42	8,650	9,149
[4]	Bank of America Corp.	5.000%	1/21/44	3,561	4,743
[4]	Bank of America Corp.	4.875%	4/1/44	1,868	2,437
[4]	Bank of America Corp.	4.750%	4/21/45	1,330	1,700
[4]	Bank of America Corp.	4.443%	1/20/48	759	941
[4]	Bank of America Corp.	3.946%	1/23/49	5,632	6,516
[4]	Bank of America Corp.	4.330%	3/15/50	8,015	9,881
[4]	Bank of America Corp.	4.083%	3/20/51	12,650	15,098
[4]	Bank of America Corp.	2.831%	10/24/51	1,800	1,759
[4]	Bank of America Corp.	3.483%	3/13/52	50	55
[4]	Bank of America NA	6.000%	10/15/36	1,266	1,772
	Barclays plc	3.811%	3/10/42	1,600	1,688
	Barclays plc	5.250%	8/17/45	3,041	4,043
	Barclays plc	4.950%	1/10/47	2,820	3,640
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	883	1,281
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,465	1,840
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,090	1,356
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	6,373	7,869
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,985	6,191
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,432	5,415
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,398	1,790
	Brighthouse Financial Inc.	4.700%	6/22/47	1,933	2,146
	Brookfield Finance Inc.	4.700%	9/20/47	1,050	1,280
	Brookfield Finance Inc.	3.500%	3/30/51	2,350	2,461
	Brookfield Finance LLC	3.450%	4/15/50	1,175	1,211
	Chubb Corp.	6.000%	5/11/37	1,573	2,273
[4]	Chubb Corp.	6.500%	5/15/38	4,055	6,139
	Chubb INA Holdings Inc.	6.700%	5/15/36	760	1,147
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,452	1,764
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,486	1,879
	CI Financial Corp.	4.100%	6/15/51	1,650	1,719
	Cincinnati Financial Corp.	6.125%	11/1/34	900	1,229
	Citigroup Inc.	6.625%	6/15/32	2,159	2,938
98

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.000%	10/31/33	1,832	2,434
	Citigroup Inc.	6.125%	8/25/36	2,108	2,913
[4]	Citigroup Inc.	3.878%	1/24/39	2,625	3,013
	Citigroup Inc.	8.125%	7/15/39	3,704	6,397
[4]	Citigroup Inc.	5.316%	3/26/41	4,404	5,907
	Citigroup Inc.	5.875%	1/30/42	2,025	2,915
	Citigroup Inc.	6.675%	9/13/43	909	1,398
	Citigroup Inc.	5.300%	5/6/44	2,299	3,085
	Citigroup Inc.	4.650%	7/30/45	2,230	2,874
	Citigroup Inc.	4.750%	5/18/46	4,568	5,811
[4]	Citigroup Inc.	4.281%	4/24/48	925	1,150
	Citigroup Inc.	4.650%	7/23/48	4,100	5,370
	Citizens Financial Group Inc.	2.638%	9/30/32	1,880	1,881
	CME Group Inc.	5.300%	9/15/43	1,890	2,714
	CME Group Inc.	4.150%	6/15/48	1,150	1,498
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,539	3,503
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,055	2,904
	Cooperatieve Rabobank UA	5.250%	8/4/45	4,036	5,411
	Credit Suisse Group AG	4.875%	5/15/45	4,570	5,767
	Credit Suisse USA Inc.	7.125%	7/15/32	1,393	2,019
	Equitable Holdings Inc.	5.000%	4/20/48	3,535	4,509
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	1,412
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,975	2,108
	Fifth Third Bancorp	8.250%	3/1/38	2,435	4,062
[4]	First Republic Bank	4.375%	8/1/46	1,375	1,683
[4]	First Republic Bank	4.625%	2/13/47	400	511
	GATX Corp.	5.200%	3/15/44	785	1,008
	GATX Corp.	3.100%	6/1/51	800	765
[6]	GE Capital Funding LLC	4.550%	5/15/32	2,810	3,353
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	25,131	30,184
	Global Payments Inc.	4.150%	8/15/49	2,059	2,370
	Goldman Sachs Capital I	6.345%	2/15/34	1,759	2,463
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,008	4,094
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,842	2,611
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,042	20,449
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	585	686
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	7,516	9,154
	Goldman Sachs Group Inc.	6.250%	2/1/41	6,880	10,190
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,225	4,421
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,912	5,106
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,300	4,401
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,354	4,380
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,081	1,480
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,612	2,298
	Hartford Financial Services Group Inc.	4.300%	4/15/43	935	1,110
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,100	1,209
[4]	HSBC Bank USA NA	5.875%	11/1/34	1,653	2,169
[4]	HSBC Bank USA NA	7.000%	1/15/39	1,050	1,632
[4]	HSBC Holdings plc	7.625%	5/17/32	999	1,404
	HSBC Holdings plc	6.500%	5/2/36	4,699	6,473
	HSBC Holdings plc	6.500%	9/15/37	7,495	10,440
	HSBC Holdings plc	6.800%	6/1/38	700	1,007
	HSBC Holdings plc	6.100%	1/14/42	2,445	3,558
	HSBC Holdings plc	5.250%	3/14/44	3,960	5,136
	Intercontinental Exchange Inc.	1.850%	9/15/32	2,948	2,798
	Intercontinental Exchange Inc.	2.650%	9/15/40	2,225	2,132
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,990	2,352
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,300	3,249
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,000	3,856
	Invesco Finance plc	5.375%	11/30/43	875	1,147
	Jefferies Group LLC	2.750%	10/15/32	1,000	1,005
99

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferies Group LLC	6.250%	1/15/36	750	1,003
	Jefferies Group LLC	6.500%	1/20/43	1,106	1,533
	JPMorgan Chase & Co.	6.400%	5/15/38	4,100	6,035
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	6,692	7,706
	JPMorgan Chase & Co.	5.500%	10/15/40	4,230	5,794
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	5,675	5,881
	JPMorgan Chase & Co.	5.600%	7/15/41	3,700	5,184
	JPMorgan Chase & Co.	2.525%	11/19/41	250	238
	JPMorgan Chase & Co.	5.400%	1/6/42	2,968	4,079
	JPMorgan Chase & Co.	3.157%	4/22/42	3,120	3,249
	JPMorgan Chase & Co.	5.625%	8/16/43	2,708	3,824
	JPMorgan Chase & Co.	4.850%	2/1/44	3,001	3,935
	JPMorgan Chase & Co.	4.950%	6/1/45	4,364	5,779
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	5,830	7,091
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	4,365	5,141
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	7,493	8,780
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	3,400	3,951
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	6,484	6,722
	JPMorgan Chase & Co.	3.328%	4/22/52	7,825	8,351
	Legg Mason Inc.	5.625%	1/15/44	1,239	1,733
	Lincoln National Corp.	3.400%	1/15/31	100	110
	Lincoln National Corp.	6.300%	10/9/37	655	919
	Lincoln National Corp.	7.000%	6/15/40	530	814
	Lincoln National Corp.	4.350%	3/1/48	1,450	1,732
	Lincoln National Corp.	4.375%	6/15/50	980	1,181
	Lloyds Banking Group plc	5.300%	12/1/45	955	1,258
	Lloyds Banking Group plc	4.344%	1/9/48	4,035	4,729
	Loews Corp.	6.000%	2/1/35	1,075	1,463
	Loews Corp.	4.125%	5/15/43	1,090	1,293
	Manulife Financial Corp.	5.375%	3/4/46	1,346	1,889
	Markel Corp.	5.000%	4/5/46	1,790	2,300
	Markel Corp.	4.300%	11/1/47	622	732
	Markel Corp.	5.000%	5/20/49	926	1,200
	Markel Corp.	4.150%	9/17/50	750	866
	Markel Corp.	3.450%	5/7/52	1,550	1,598
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,270	3,073
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,195	2,817
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,509	1,891
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	760	940
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,054	1,440
	Mastercard Inc.	3.800%	11/21/46	1,050	1,252
	Mastercard Inc.	3.950%	2/26/48	1,500	1,825
	Mastercard Inc.	3.650%	6/1/49	2,096	2,440
	Mastercard Inc.	3.850%	3/26/50	4,425	5,360
	Mastercard Inc.	2.950%	3/15/51	1,500	1,573
	MetLife Inc.	6.500%	12/15/32	2,065	2,931
	MetLife Inc.	6.375%	6/15/34	1,222	1,749
	MetLife Inc.	5.700%	6/15/35	3,460	4,791
[4]	MetLife Inc.	6.400%	12/15/36	2,855	3,659
[4]	MetLife Inc.	10.750%	8/1/39	1,040	1,765
	MetLife Inc.	5.875%	2/6/41	2,093	3,020
	MetLife Inc.	4.125%	8/13/42	2,144	2,563
	MetLife Inc.	4.875%	11/13/43	1,386	1,827
	MetLife Inc.	4.721%	12/15/44	1,275	1,657
	MetLife Inc.	4.050%	3/1/45	1,208	1,450
	MetLife Inc.	4.600%	5/13/46	1,575	2,033
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	872	1,059
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,345	1,610
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,174	3,614
	Morgan Stanley	7.250%	4/1/32	2,025	2,947
[4]	Morgan Stanley	3.971%	7/22/38	2,435	2,857
100

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley	4.457%	4/22/39	2,672	3,297
	Morgan Stanley	3.217%	4/22/42	4,150	4,391
	Morgan Stanley	6.375%	7/24/42	3,185	4,883
	Morgan Stanley	4.300%	1/27/45	7,434	9,220
	Morgan Stanley	4.375%	1/22/47	3,326	4,169
[4]	Morgan Stanley	5.597%	3/24/51	6,708	9,991
[4]	Morgan Stanley	2.802%	1/25/52	4,700	4,616
	Nasdaq Inc.	2.500%	12/21/40	1,225	1,138
	Nasdaq Inc.	3.250%	4/28/50	1,302	1,306
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	825	1,020
	Old Republic International Corp.	3.850%	6/11/51	1,000	1,062
	PayPal Holdings Inc.	3.250%	6/1/50	2,600	2,828
	Principal Financial Group Inc.	4.625%	9/15/42	1,245	1,547
	Principal Financial Group Inc.	4.350%	5/15/43	1,107	1,333
	Principal Financial Group Inc.	4.300%	11/15/46	830	1,004
	Progressive Corp.	4.350%	4/25/44	2,355	2,934
	Progressive Corp.	4.125%	4/15/47	2,213	2,714
	Progressive Corp.	4.200%	3/15/48	1,435	1,787
	Progressive Corp.	3.950%	3/26/50	800	967
[4]	Prudential Financial Inc.	5.750%	7/15/33	550	727
[4]	Prudential Financial Inc.	5.700%	12/14/36	1,540	2,120
[4]	Prudential Financial Inc.	6.625%	12/1/37	868	1,277
[4]	Prudential Financial Inc.	3.000%	3/10/40	1,066	1,093
[4]	Prudential Financial Inc.	6.625%	6/21/40	749	1,132
[4]	Prudential Financial Inc.	6.200%	11/15/40	960	1,321
[4]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,437
[4]	Prudential Financial Inc.	4.600%	5/15/44	728	928
	Prudential Financial Inc.	3.905%	12/7/47	2,950	3,427
	Prudential Financial Inc.	3.935%	12/7/49	2,693	3,160
[4]	Prudential Financial Inc.	4.350%	2/25/50	1,075	1,347
[4]	Prudential Financial Inc.	3.700%	3/13/51	1,439	1,641
	Raymond James Financial Inc.	4.950%	7/15/46	2,795	3,615
	Raymond James Financial Inc.	3.750%	4/1/51	1,100	1,209
[4]	Regions Bank	6.450%	6/26/37	1,000	1,416
	Regions Financial Corp.	7.375%	12/10/37	850	1,294
	Selective Insurance Group Inc.	5.375%	3/1/49	600	752
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,250	1,171
	SVB Financial Group	1.800%	2/2/31	88	84
	Transatlantic Holdings Inc.	8.000%	11/30/39	770	1,192
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,585
[4]	Travelers Cos. Inc.	6.250%	6/15/37	1,790	2,635
	Travelers Cos. Inc.	5.350%	11/1/40	1,340	1,872
	Travelers Cos. Inc.	4.600%	8/1/43	938	1,233
	Travelers Cos. Inc.	4.300%	8/25/45	975	1,217
	Travelers Cos. Inc.	3.750%	5/15/46	885	1,036
	Travelers Cos. Inc.	4.000%	5/30/47	1,625	1,972
	Travelers Cos. Inc.	4.050%	3/7/48	850	1,037
	Travelers Cos. Inc.	4.100%	3/4/49	1,550	1,914
	Travelers Cos. Inc.	2.550%	4/27/50	945	911
	Travelers Cos. Inc.	3.050%	6/8/51	2,000	2,111
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,118	1,586
	Unum Group	5.750%	8/15/42	1,200	1,497
	Unum Group	4.500%	12/15/49	1,050	1,124
	Unum Group	4.125%	6/15/51	1,000	1,009
	Visa Inc.	4.150%	12/14/35	3,617	4,446
	Visa Inc.	2.700%	4/15/40	1,530	1,583
	Visa Inc.	4.300%	12/14/45	6,356	8,173
	Visa Inc.	3.650%	9/15/47	3,180	3,746
	Visa Inc.	2.000%	8/15/50	4,283	3,786
	Voya Financial Inc.	5.700%	7/15/43	1,125	1,546
	Voya Financial Inc.	4.800%	6/15/46	700	886
101

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	W R Berkley Corp.	4.750%	8/1/44	1,480	1,857
	W R Berkley Corp.	3.550%	3/30/52	400	425
	Wachovia Corp.	7.500%	4/15/35	1,490	2,224
	Wachovia Corp.	5.500%	8/1/35	1,717	2,221
[4]	Wells Fargo & Co.	5.950%	12/15/36	1,002	1,359
[4]	Wells Fargo & Co.	3.068%	4/30/41	9,300	9,537
	Wells Fargo & Co.	5.375%	11/2/43	5,121	6,857
	Wells Fargo & Co.	5.606%	1/15/44	4,620	6,319
[4]	Wells Fargo & Co.	4.650%	11/4/44	4,553	5,610
	Wells Fargo & Co.	3.900%	5/1/45	5,151	6,034
[4]	Wells Fargo & Co.	4.900%	11/17/45	4,872	6,236
[4]	Wells Fargo & Co.	4.400%	6/14/46	4,338	5,239
[4]	Wells Fargo & Co.	4.750%	12/7/46	4,466	5,645
[4]	Wells Fargo & Co.	5.013%	4/4/51	10,367	14,202
	Wells Fargo Bank NA	5.950%	8/26/36	53	73
[4]	Wells Fargo Bank NA	5.850%	2/1/37	2,171	2,980
[4]	Wells Fargo Bank NA	6.600%	1/15/38	2,204	3,253
	Western Union Co.	6.200%	11/17/36	1,500	1,897
	Westpac Banking Corp.	4.421%	7/24/39	2,134	2,522
	Westpac Banking Corp.	2.963%	11/16/40	3,085	3,029
	Willis North America Inc.	5.050%	9/15/48	1,125	1,475
	Willis North America Inc.	3.875%	9/15/49	2,025	2,291
	XLIT Ltd.	5.250%	12/15/43	950	1,306
	XLIT Ltd.	5.500%	3/31/45	900	1,226
					877,225
Health Care (7.61%)
	Abbott Laboratories	4.750%	11/30/36	4,440	5,718
	Abbott Laboratories	6.150%	11/30/37	2,928	4,314
	Abbott Laboratories	6.000%	4/1/39	1,685	2,468
	Abbott Laboratories	5.300%	5/27/40	1,183	1,641
	Abbott Laboratories	4.750%	4/15/43	1,075	1,423
	Abbott Laboratories	4.900%	11/30/46	5,309	7,245
	AbbVie Inc.	4.550%	3/15/35	4,523	5,482
	AbbVie Inc.	4.500%	5/14/35	8,377	10,119
	AbbVie Inc.	4.300%	5/14/36	4,193	4,974
	AbbVie Inc.	4.050%	11/21/39	4,900	5,688
	AbbVie Inc.	4.625%	10/1/42	3,440	4,252
	AbbVie Inc.	4.400%	11/6/42	2,423	2,945
	AbbVie Inc.	4.850%	6/15/44	2,960	3,762
	AbbVie Inc.	4.750%	3/15/45	1,712	2,145
	AbbVie Inc.	4.700%	5/14/45	6,540	8,160
	AbbVie Inc.	4.450%	5/14/46	4,825	5,844
	AbbVie Inc.	4.875%	11/14/48	3,470	4,499
	AbbVie Inc.	4.250%	11/21/49	12,511	15,001
	Adventist Health System	3.630%	3/1/49	725	793
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,375	1,734
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	700	773
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	440	454
	Aetna Inc.	6.625%	6/15/36	1,489	2,169
	Aetna Inc.	6.750%	12/15/37	1,150	1,699
	Aetna Inc.	4.500%	5/15/42	1,225	1,467
	Aetna Inc.	4.125%	11/15/42	1,830	2,097
	Aetna Inc.	4.750%	3/15/44	2,148	2,662
	Aetna Inc.	3.875%	8/15/47	940	1,056
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,541
[4]	AHS Hospital Corp.	2.780%	7/1/51	1,050	1,033
[4]	Allina Health System	3.887%	4/15/49	1,000	1,157
	AmerisourceBergen Corp.	4.250%	3/1/45	1,250	1,447
	AmerisourceBergen Corp.	4.300%	12/15/47	1,570	1,832
	Amgen Inc.	3.150%	2/21/40	4,424	4,601
	Amgen Inc.	4.950%	10/1/41	3,020	3,906
102

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	5.150%	11/15/41	1,876	2,464
	Amgen Inc.	4.400%	5/1/45	4,861	5,895
	Amgen Inc.	4.563%	6/15/48	2,702	3,397
	Amgen Inc.	3.375%	2/21/50	5,200	5,480
	Amgen Inc.	4.663%	6/15/51	8,153	10,529
	Amgen Inc.	2.770%	9/1/53	3,342	3,176
	Anthem Inc.	5.950%	12/15/34	1,600	2,226
	Anthem Inc.	5.850%	1/15/36	500	675
	Anthem Inc.	6.375%	6/15/37	826	1,169
	Anthem Inc.	4.625%	5/15/42	1,699	2,114
	Anthem Inc.	4.650%	1/15/43	2,544	3,175
	Anthem Inc.	5.100%	1/15/44	2,120	2,791
	Anthem Inc.	4.650%	8/15/44	2,662	3,334
	Anthem Inc.	4.375%	12/1/47	2,802	3,418
	Anthem Inc.	4.550%	3/1/48	2,568	3,219
	Anthem Inc.	3.700%	9/15/49	275	306
	Anthem Inc.	3.125%	5/15/50	2,430	2,486
	Anthem Inc.	3.600%	3/15/51	1,250	1,374
	Anthem Inc.	4.850%	8/15/54	500	636
[4]	Ascension Health	3.106%	11/15/39	2,200	2,352
	Ascension Health	3.945%	11/15/46	1,917	2,339
[4]	Ascension Health	4.847%	11/15/53	579	813
	AstraZeneca plc	6.450%	9/15/37	5,432	8,097
	AstraZeneca plc	4.000%	9/18/42	1,110	1,324
	AstraZeneca plc	4.375%	11/16/45	2,993	3,723
	AstraZeneca plc	4.375%	8/17/48	850	1,072
	AstraZeneca plc	2.125%	8/6/50	2,187	1,909
	AstraZeneca plc	3.000%	5/28/51	3,075	3,161
[4]	Banner Health	3.181%	1/1/50	1,050	1,113
	Banner Health	2.913%	1/1/51	375	380
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	1,259
	Baxalta Inc.	5.250%	6/23/45	3,430	4,586
	Baxter International Inc.	3.500%	8/15/46	1,000	1,116
[4]	BayCare Health System Inc.	3.831%	11/15/50	1,275	1,548
	Baylor Scott & White Holdings	4.185%	11/15/45	895	1,102
	Baylor Scott & White Holdings	3.967%	11/15/46	1,091	1,314
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	1,520	1,525
	Becton Dickinson & Co.	4.685%	12/15/44	2,741	3,418
	Becton Dickinson & Co.	4.669%	6/6/47	4,306	5,366
	Becton Dickinson & Co.	3.794%	5/20/50	200	223
	Biogen Inc.	3.150%	5/1/50	3,790	3,727
[4,5]	Biogen Inc.	3.250%	2/15/51	3,461	3,462
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	855
	Boston Scientific Corp.	7.000%	11/15/35	500	707
	Boston Scientific Corp.	4.550%	3/1/39	1,858	2,269
	Boston Scientific Corp.	7.375%	1/15/40	1,004	1,589
	Boston Scientific Corp.	4.700%	3/1/49	2,475	3,168
	Bristol-Myers Squibb Co.	4.125%	6/15/39	4,490	5,428
	Bristol-Myers Squibb Co.	2.350%	11/13/40	1,015	977
	Bristol-Myers Squibb Co.	3.250%	8/1/42	354	381
	Bristol-Myers Squibb Co.	4.500%	3/1/44	864	1,110
	Bristol-Myers Squibb Co.	4.625%	5/15/44	3,056	3,990
	Bristol-Myers Squibb Co.	5.000%	8/15/45	5,025	6,876
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,249	4,119
	Bristol-Myers Squibb Co.	4.550%	2/20/48	3,866	5,046
	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,788	8,573
	Bristol-Myers Squibb Co.	2.550%	11/13/50	2,400	2,298
	Cardinal Health Inc.	4.600%	3/15/43	1,285	1,495
	Cardinal Health Inc.	4.500%	11/15/44	500	572
	Cardinal Health Inc.	4.900%	9/15/45	941	1,131
	Cardinal Health Inc.	4.368%	6/15/47	857	967
103

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	1,022
	Children's Health System of Texas	2.511%	8/15/50	1,150	1,068
[4]	Children's Hospital	2.928%	7/15/50	750	739
[4]	Children's Hospital Corp.	4.115%	1/1/47	1,000	1,265
[4]	Children's Hospital Corp.	2.585%	2/1/50	525	499
	Children's Hospital Medical Center	4.268%	5/15/44	975	1,226
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,000	989
	Cigna Corp.	4.800%	8/15/38	5,932	7,388
	Cigna Corp.	3.200%	3/15/40	1,533	1,591
[4]	Cigna Corp.	6.125%	11/15/41	1,670	2,385
[4]	Cigna Corp.	4.800%	7/15/46	5,640	7,140
[4]	Cigna Corp.	3.875%	10/15/47	3,090	3,455
	Cigna Corp.	4.900%	12/15/48	1,022	1,321
	Cigna Corp.	3.400%	3/15/50	6,075	6,319
	Cigna Corp.	3.400%	3/15/51	1,450	1,517
[4]	City of Hope	5.623%	11/15/43	975	1,375
[4]	City of Hope	4.378%	8/15/48	505	629
[4]	CommonSpirit Health	4.350%	11/1/42	1,910	2,232
	CommonSpirit Health	3.817%	10/1/49	950	1,061
	CommonSpirit Health	4.187%	10/1/49	2,547	2,925
	CommonSpirit Health	3.910%	10/1/50	1,250	1,381
[4]	Community Health Network Inc.	3.099%	5/1/50	1,000	995
[4]	Cottage Health Obligated Group	3.304%	11/1/49	1,100	1,192
	CVS Health Corp.	4.875%	7/20/35	1,853	2,259
	CVS Health Corp.	4.780%	3/25/38	10,048	12,359
	CVS Health Corp.	6.125%	9/15/39	1,375	1,918
	CVS Health Corp.	4.125%	4/1/40	2,064	2,393
	CVS Health Corp.	2.700%	8/21/40	1,150	1,115
	CVS Health Corp.	5.300%	12/5/43	3,250	4,298
	CVS Health Corp.	5.125%	7/20/45	7,691	9,982
	CVS Health Corp.	5.050%	3/25/48	18,610	24,202
	CVS Health Corp.	4.250%	4/1/50	1,562	1,857
	Danaher Corp.	4.375%	9/15/45	2,382	2,978
	Danaher Corp.	2.600%	10/1/50	1,865	1,781
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	675	795
	DH Europe Finance II Sarl	3.250%	11/15/39	1,050	1,126
	DH Europe Finance II Sarl	3.400%	11/15/49	1,775	1,953
	Dignity Health	4.500%	11/1/42	1,075	1,293
	Dignity Health	5.267%	11/1/64	1,040	1,437
[4]	Duke University Health System Inc.	3.920%	6/1/47	1,370	1,644
	Eli Lilly & Co.	3.950%	3/15/49	6,075	7,374
	Eli Lilly & Co.	2.250%	5/15/50	3,960	3,588
	Eli Lilly & Co.	4.150%	3/15/59	2,155	2,733
	Eli Lilly & Co.	2.500%	9/15/60	840	769
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	725	828
	Gilead Sciences Inc.	4.600%	9/1/35	2,139	2,616
	Gilead Sciences Inc.	4.000%	9/1/36	1,433	1,660
	Gilead Sciences Inc.	2.600%	10/1/40	850	819
	Gilead Sciences Inc.	5.650%	12/1/41	3,106	4,274
	Gilead Sciences Inc.	4.800%	4/1/44	4,167	5,276
	Gilead Sciences Inc.	4.500%	2/1/45	3,900	4,763
	Gilead Sciences Inc.	4.750%	3/1/46	4,872	6,178
	Gilead Sciences Inc.	4.150%	3/1/47	2,000	2,354
	Gilead Sciences Inc.	2.800%	10/1/50	3,550	3,410
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,975	2,662
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,765	7,134
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,787	2,224
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,575	1,541
	Hackensack Meridian Health Inc.	4.211%	7/1/48	670	824
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	800	791
	Hackensack Meridian Health Inc.	4.500%	7/1/57	600	786
104

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	800	840
	HCA Inc.	5.125%	6/15/39	2,883	3,600
	HCA Inc.	5.500%	6/15/47	1,350	1,758
	HCA Inc.	5.250%	6/15/49	4,130	5,271
	HCA Inc.	3.500%	7/15/51	5,000	5,001
	Humana Inc.	4.625%	12/1/42	1,029	1,265
	Humana Inc.	4.950%	10/1/44	1,187	1,533
	Humana Inc.	4.800%	3/15/47	1,075	1,360
	Humana Inc.	3.950%	8/15/49	950	1,090
	IHC Health Services Inc.	4.131%	5/15/48	1,075	1,338
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	820	985
[4,6]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	754
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,125	1,267
[4]	Iowa Health System	3.665%	2/15/50	900	1,002
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,558	1,844
	Johnson & Johnson	4.950%	5/15/33	505	666
	Johnson & Johnson	4.375%	12/5/33	2,584	3,235
	Johnson & Johnson	3.550%	3/1/36	2,284	2,655
	Johnson & Johnson	3.625%	3/3/37	5,177	6,035
	Johnson & Johnson	5.950%	8/15/37	1,260	1,844
	Johnson & Johnson	3.400%	1/15/38	2,126	2,410
	Johnson & Johnson	5.850%	7/15/38	1,015	1,481
	Johnson & Johnson	2.100%	9/1/40	5,350	5,078
	Johnson & Johnson	4.500%	9/1/40	1,190	1,540
	Johnson & Johnson	4.850%	5/15/41	1,100	1,469
	Johnson & Johnson	4.500%	12/5/43	864	1,124
	Johnson & Johnson	3.700%	3/1/46	1,108	1,316
	Johnson & Johnson	3.750%	3/3/47	3,170	3,811
	Johnson & Johnson	3.500%	1/15/48	1,418	1,645
	Johnson & Johnson	2.250%	9/1/50	2,835	2,646
	Johnson & Johnson	2.450%	9/1/60	2,940	2,772
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,000	1,022
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,441	1,939
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,643	3,292
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,550	2,770
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,100	1,135
	Koninklijke Philips NV	6.875%	3/11/38	1,355	2,064
	Koninklijke Philips NV	5.000%	3/15/42	960	1,277
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,799	2,161
[4]	Mass General Brigham Inc.	3.765%	7/1/48	326	379
[4]	Mass General Brigham Inc.	3.192%	7/1/49	1,725	1,821
[4]	Mass General Brigham Inc.	4.117%	7/1/55	125	154
[4]	Mass General Brigham Inc.	3.342%	7/1/60	1,625	1,787
[4]	Mayo Clinic	3.774%	11/15/43	675	792
[4]	Mayo Clinic	4.000%	11/15/47	500	620
[4]	Mayo Clinic	4.128%	11/15/52	500	629
[4]	Mayo Clinic	3.196%	11/15/61	1,700	1,830
	McKesson Corp.	6.000%	3/1/41	600	803
[4]	McLaren Health Care Corp.	4.386%	5/15/48	950	1,183
[4]	MedStar Health Inc.	3.626%	8/15/49	750	833
	Medtronic Inc.	4.375%	3/15/35	4,209	5,238
	Medtronic Inc.	4.625%	3/15/45	4,450	5,837
	Memorial Health Services	3.447%	11/1/49	1,000	1,081
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	950	1,293
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	750	767
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,045	1,320
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,198	1,529
	Merck & Co. Inc.	6.500%	12/1/33	1,975	2,911
	Merck & Co. Inc.	3.900%	3/7/39	1,177	1,393
	Merck & Co. Inc.	2.350%	6/24/40	4,550	4,406
	Merck & Co. Inc.	3.600%	9/15/42	3,512	4,031
105

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	4.150%	5/18/43	1,409	1,739
	Merck & Co. Inc.	3.700%	2/10/45	2,420	2,798
	Merck & Co. Inc.	4.000%	3/7/49	3,305	4,042
	Merck & Co. Inc.	2.450%	6/24/50	4,524	4,264
[4]	Methodist Hospital	2.705%	12/1/50	1,375	1,333
[4]	MidMichigan Health	3.409%	6/1/50	756	812
[4]	Montefiore Obligated Group	5.246%	11/1/48	1,075	1,299
	Montefiore Obligated Group	4.287%	9/1/50	750	804
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	650	726
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,425	1,568
[4]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	517
	MultiCare Health System	2.803%	8/15/50	775	765
	Mylan Inc.	5.400%	11/29/43	1,500	1,865
	Mylan Inc.	5.200%	4/15/48	2,225	2,732
	New York & Presbyterian Hospital	2.256%	8/1/40	925	870
	New York & Presbyterian Hospital	4.024%	8/1/45	1,455	1,795
	New York & Presbyterian Hospital	4.063%	8/1/56	676	844
	New York & Presbyterian Hospital	2.606%	8/1/60	775	721
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	1,200	1,416
	Northwell Healthcare Inc.	3.979%	11/1/46	1,250	1,418
	Northwell Healthcare Inc.	4.260%	11/1/47	1,875	2,218
	Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,140
	Novant Health Inc.	2.637%	11/1/36	1,300	1,325
	Novant Health Inc.	3.168%	11/1/51	1,000	1,050
	Novant Health Inc.	3.318%	11/1/61	1,275	1,352
	Novartis Capital Corp.	3.700%	9/21/42	1,475	1,720
	Novartis Capital Corp.	4.400%	5/6/44	4,108	5,265
	Novartis Capital Corp.	4.000%	11/20/45	1,801	2,199
	Novartis Capital Corp.	2.750%	8/14/50	2,475	2,496
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	885	824
[4]	NYU Langone Hospitals	5.750%	7/1/43	525	742
	NYU Langone Hospitals	4.784%	7/1/44	1,288	1,653
[4]	NYU Langone Hospitals	4.368%	7/1/47	950	1,131
[4]	NYU Langone Hospitals	3.380%	7/1/55	1,100	1,161
[4]	OhioHealth Corp.	3.042%	11/15/50	1,200	1,250
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,271
	Orlando Health Obligated Group	3.327%	10/1/50	500	534
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	1,100	1,469
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	350	363
	PerkinElmer Inc.	3.625%	3/15/51	875	949
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	436	459
	Pfizer Inc.	4.000%	12/15/36	4,037	4,878
	Pfizer Inc.	4.100%	9/15/38	2,155	2,621
	Pfizer Inc.	3.900%	3/15/39	1,450	1,728
	Pfizer Inc.	7.200%	3/15/39	7,558	12,379
	Pfizer Inc.	2.550%	5/28/40	250	251
	Pfizer Inc.	5.600%	9/15/40	488	703
	Pfizer Inc.	4.300%	6/15/43	1,432	1,800
	Pfizer Inc.	4.400%	5/15/44	2,545	3,264
	Pfizer Inc.	4.125%	12/15/46	1,900	2,358
	Pfizer Inc.	4.200%	9/15/48	1,753	2,208
	Pfizer Inc.	4.000%	3/15/49	1,700	2,088
	Pfizer Inc.	2.700%	5/28/50	4,100	4,088
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,450	1,656
	Quest Diagnostics Inc.	4.700%	3/30/45	769	941
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	500	527
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,376	1,254
[4,5]	Royalty Pharma plc	3.300%	9/2/40	1,700	1,709
[4,5]	Royalty Pharma plc	3.550%	9/2/50	3,064	3,059
	RWJ Barnabas Health Inc.	3.949%	7/1/46	650	763
106

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RWJ Barnabas Health Inc.	3.477%	7/1/49	762	848
[4]	Seattle Children's Hospital	2.719%	10/1/50	1,100	1,079
[4]	Sharp HealthCare	2.680%	8/1/50	725	701
[4]	Spectrum Health System Obligated Group	3.487%	7/15/49	1,075	1,190
[4]	Stanford Health Care	3.795%	11/15/48	1,650	1,944
	Stanford Health Care	3.027%	8/15/51	500	517
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,400	1,487
	Stryker Corp.	4.100%	4/1/43	695	815
	Stryker Corp.	4.375%	5/15/44	1,100	1,353
	Stryker Corp.	4.625%	3/15/46	1,500	1,921
	Stryker Corp.	2.900%	6/15/50	1,445	1,452
	Summa Health	3.511%	11/15/51	50	53
[4]	Sutter Health	3.161%	8/15/40	500	524
[4]	Sutter Health	4.091%	8/15/48	925	1,103
[4]	Sutter Health	3.361%	8/15/50	1,500	1,594
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,775	2,804
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	3,200	3,229
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,326	2,385
	Texas Health Resources	2.328%	11/15/50	825	749
[4]	Texas Health Resources	4.330%	11/15/55	750	978
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	763	1,061
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,026	1,249
	Toledo Hospital	5.750%	11/15/38	950	1,146
	Toledo Hospital	6.015%	11/15/48	1,250	1,544
[4]	Trinity Health Corp.	2.632%	12/1/40	500	493
	Trinity Health Corp.	4.125%	12/1/45	825	1,017
[4]	Trinity Health Corp.	3.434%	12/1/48	1,005	1,092
	UnitedHealth Group Inc.	4.625%	7/15/35	2,896	3,667
	UnitedHealth Group Inc.	5.800%	3/15/36	1,995	2,815
	UnitedHealth Group Inc.	6.500%	6/15/37	3,060	4,592
	UnitedHealth Group Inc.	6.625%	11/15/37	1,540	2,344
	UnitedHealth Group Inc.	6.875%	2/15/38	1,461	2,267
	UnitedHealth Group Inc.	3.500%	8/15/39	916	1,023
	UnitedHealth Group Inc.	2.750%	5/15/40	518	524
	UnitedHealth Group Inc.	5.700%	10/15/40	571	807
	UnitedHealth Group Inc.	5.950%	2/15/41	1,325	1,924
	UnitedHealth Group Inc.	3.050%	5/15/41	2,650	2,777
	UnitedHealth Group Inc.	4.625%	11/15/41	2,317	2,951
	UnitedHealth Group Inc.	4.375%	3/15/42	2,195	2,708
	UnitedHealth Group Inc.	3.950%	10/15/42	3,192	3,787
	UnitedHealth Group Inc.	4.250%	3/15/43	2,383	2,921
	UnitedHealth Group Inc.	4.750%	7/15/45	1,357	1,779
	UnitedHealth Group Inc.	4.200%	1/15/47	1,618	1,978
	UnitedHealth Group Inc.	4.250%	4/15/47	1,333	1,639
	UnitedHealth Group Inc.	3.750%	10/15/47	2,220	2,559
	UnitedHealth Group Inc.	4.250%	6/15/48	4,399	5,445
	UnitedHealth Group Inc.	4.450%	12/15/48	3,283	4,202
	UnitedHealth Group Inc.	3.700%	8/15/49	2,010	2,306
	UnitedHealth Group Inc.	2.900%	5/15/50	1,995	2,012
	UnitedHealth Group Inc.	3.250%	5/15/51	4,500	4,811
	UnitedHealth Group Inc.	3.875%	8/15/59	2,370	2,807
	UnitedHealth Group Inc.	3.125%	5/15/60	1,935	1,994
	Utah Acquisition Sub Inc.	5.250%	6/15/46	3,115	3,815
[4,5]	Viatris Inc.	3.850%	6/22/40	3,880	4,141
[4,5]	Viatris Inc.	4.000%	6/22/50	4,981	5,278
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	501
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	1,820	1,796
	Wyeth LLC	6.500%	2/1/34	2,721	3,963
	Wyeth LLC	6.000%	2/15/36	1,190	1,702
	Wyeth LLC	5.950%	4/1/37	2,010	2,884
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	923
107

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	453
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,020	1,362
	Zoetis Inc.	4.700%	2/1/43	2,891	3,722
	Zoetis Inc.	3.950%	9/12/47	1,321	1,564
	Zoetis Inc.	4.450%	8/20/48	694	884
	Zoetis Inc.	3.000%	5/15/50	650	672
					846,886
Industrials (4.62%)
[4]	3M Co.	5.700%	3/15/37	525	733
[4]	3M Co.	3.875%	6/15/44	520	614
[4]	3M Co.	3.125%	9/19/46	1,705	1,807
[4]	3M Co.	3.625%	10/15/47	2,155	2,494
[4]	3M Co.	4.000%	9/14/48	1,275	1,560
	3M Co.	3.250%	8/26/49	2,516	2,749
	3M Co.	3.700%	4/15/50	2,273	2,674
	Boeing Co.	6.125%	2/15/33	1,877	2,383
	Boeing Co.	3.600%	5/1/34	2,775	2,924
	Boeing Co.	3.250%	2/1/35	560	569
	Boeing Co.	6.625%	2/15/38	1,308	1,764
	Boeing Co.	3.550%	3/1/38	850	871
	Boeing Co.	3.500%	3/1/39	1,175	1,184
	Boeing Co.	6.875%	3/15/39	1,523	2,134
	Boeing Co.	5.875%	2/15/40	1,770	2,275
	Boeing Co.	5.705%	5/1/40	7,955	10,264
	Boeing Co.	3.375%	6/15/46	1,095	1,055
	Boeing Co.	3.650%	3/1/47	1,425	1,421
	Boeing Co.	3.625%	3/1/48	975	972
	Boeing Co.	3.850%	11/1/48	770	795
	Boeing Co.	3.900%	5/1/49	1,470	1,545
	Boeing Co.	3.750%	2/1/50	1,510	1,558
	Boeing Co.	5.805%	5/1/50	11,205	15,119
	Boeing Co.	3.825%	3/1/59	1,015	1,022
	Boeing Co.	3.950%	8/1/59	1,115	1,165
	Boeing Co.	5.930%	5/1/60	7,315	10,090
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	644	920
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	600	867
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	907	1,286
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,119	1,485
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	2,148	2,951
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,732	2,276
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,585	1,959
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,155	1,429
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,556	1,950
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,110	1,513
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,825	2,432
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,520	1,937
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,280	2,762
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,992	2,594
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,161	2,537
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,985	2,413
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,340	1,619
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,600	1,963
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	775	878
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,628	2,739
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,150	2,346
	Canadian National Railway Co.	6.250%	8/1/34	1,320	1,870
	Canadian National Railway Co.	6.200%	6/1/36	952	1,343
	Canadian National Railway Co.	6.375%	11/15/37	999	1,440
	Canadian National Railway Co.	3.200%	8/2/46	1,475	1,529
	Canadian National Railway Co.	3.650%	2/3/48	1,896	2,104
	Canadian National Railway Co.	4.450%	1/20/49	875	1,089
108

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian National Railway Co.	2.450%	5/1/50	2,000	1,810
	Canadian Pacific Railway Co.	7.125%	10/15/31	855	1,218
	Canadian Pacific Railway Co.	5.750%	3/15/33	775	1,017
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,420	1,763
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	346
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,621	2,094
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,565	2,432
	Carrier Global Corp.	3.377%	4/5/40	3,021	3,179
	Carrier Global Corp.	3.577%	4/5/50	6,246	6,630
	Caterpillar Inc.	5.300%	9/15/35	950	1,269
	Caterpillar Inc.	6.050%	8/15/36	765	1,102
	Caterpillar Inc.	5.200%	5/27/41	1,982	2,739
	Caterpillar Inc.	3.803%	8/15/42	2,399	2,853
	Caterpillar Inc.	3.250%	9/19/49	3,709	4,089
	Caterpillar Inc.	3.250%	4/9/50	2,675	2,965
	Caterpillar Inc.	4.750%	5/15/64	1,611	2,321
	Crane Co.	4.200%	3/15/48	950	1,054
	CSX Corp.	6.000%	10/1/36	1,370	1,901
	CSX Corp.	6.150%	5/1/37	1,155	1,631
	CSX Corp.	6.220%	4/30/40	1,480	2,171
	CSX Corp.	5.500%	4/15/41	2,145	2,907
	CSX Corp.	4.750%	5/30/42	2,067	2,611
	CSX Corp.	4.100%	3/15/44	1,350	1,580
	CSX Corp.	3.800%	11/1/46	2,098	2,374
	CSX Corp.	4.300%	3/1/48	2,770	3,363
	CSX Corp.	4.750%	11/15/48	2,156	2,790
	CSX Corp.	4.500%	3/15/49	1,816	2,270
	CSX Corp.	3.350%	9/15/49	540	572
	CSX Corp.	3.800%	4/15/50	1,564	1,793
	CSX Corp.	3.950%	5/1/50	1,300	1,528
	CSX Corp.	4.500%	8/1/54	1,050	1,331
	CSX Corp.	4.650%	3/1/68	713	936
	Cummins Inc.	4.875%	10/1/43	1,200	1,587
	Cummins Inc.	2.600%	9/1/50	1,300	1,238
	Deere & Co.	3.900%	6/9/42	2,166	2,663
	Deere & Co.	2.875%	9/7/49	1,175	1,229
	Deere & Co.	3.750%	4/15/50	1,925	2,324
	Dover Corp.	5.375%	10/15/35	565	723
	Dover Corp.	5.375%	3/1/41	1,087	1,411
	Eaton Corp.	4.000%	11/2/32	1,800	2,097
	Eaton Corp.	4.150%	11/2/42	1,308	1,561
	Eaton Corp.	3.915%	9/15/47	1,058	1,216
	Emerson Electric Co.	2.750%	10/15/50	975	975
	FedEx Corp.	4.900%	1/15/34	2,250	2,808
	FedEx Corp.	3.900%	2/1/35	2,390	2,736
	FedEx Corp.	3.250%	5/15/41	750	772
	FedEx Corp.	3.875%	8/1/42	1,075	1,196
	FedEx Corp.	4.100%	4/15/43	2,000	2,283
	FedEx Corp.	5.100%	1/15/44	2,223	2,854
	FedEx Corp.	4.100%	2/1/45	1,745	1,994
	FedEx Corp.	4.750%	11/15/45	1,208	1,506
	FedEx Corp.	4.550%	4/1/46	2,953	3,575
	FedEx Corp.	4.400%	1/15/47	2,209	2,638
	FedEx Corp.	4.050%	2/15/48	1,362	1,565
	FedEx Corp.	4.950%	10/17/48	2,105	2,716
	FedEx Corp.	5.250%	5/15/50	2,600	3,527
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,263	2,241
	Fortive Corp.	4.300%	6/15/46	1,231	1,469
	General Dynamics Corp.	4.250%	4/1/40	1,850	2,263
	General Dynamics Corp.	3.600%	11/15/42	1,080	1,244
	General Dynamics Corp.	4.250%	4/1/50	1,550	1,985
109

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	General Electric Co.	6.750%	3/15/32	7,557	10,480
[4]	General Electric Co.	6.150%	8/7/37	2,000	2,785
[4]	General Electric Co.	5.875%	1/14/38	5,400	7,354
[4]	General Electric Co.	6.875%	1/10/39	1,870	2,806
	General Electric Co.	4.250%	5/1/40	1,400	1,638
	General Electric Co.	4.125%	10/9/42	1,000	1,156
	General Electric Co.	4.350%	5/1/50	4,350	5,266
	Honeywell International Inc.	5.700%	3/15/36	985	1,357
	Honeywell International Inc.	5.700%	3/15/37	1,015	1,409
	Honeywell International Inc.	5.375%	3/1/41	595	828
	Honeywell International Inc.	3.812%	11/21/47	1,225	1,464
	Honeywell International Inc.	2.800%	6/1/50	1,675	1,727
	Illinois Tool Works Inc.	4.875%	9/15/41	1,133	1,510
	Illinois Tool Works Inc.	3.900%	9/1/42	1,978	2,362
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,451	1,598
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	1,878	1,911
[4]	Johnson Controls International plc	6.000%	1/15/36	609	853
[4]	Johnson Controls International plc	4.625%	7/2/44	1,585	1,969
[4]	Johnson Controls International plc	5.125%	9/14/45	403	534
	Johnson Controls International plc	4.500%	2/15/47	950	1,192
[4]	Johnson Controls International plc	4.950%	7/2/64	1,554	2,099
[4]	Kansas City Southern	4.300%	5/15/43	1,115	1,280
[4]	Kansas City Southern	4.950%	8/15/45	1,571	2,007
	Kansas City Southern	4.700%	5/1/48	224	279
	Kansas City Southern	3.500%	5/1/50	1,425	1,507
	Kansas City Southern	4.200%	11/15/69	1,091	1,262
	L3Harris Technologies Inc.	4.854%	4/27/35	1,059	1,327
	L3Harris Technologies Inc.	6.150%	12/15/40	645	927
	L3Harris Technologies Inc.	5.054%	4/27/45	570	751
	Lockheed Martin Corp.	3.600%	3/1/35	2,217	2,544
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,634
[4]	Lockheed Martin Corp.	6.150%	9/1/36	1,500	2,157
	Lockheed Martin Corp.	5.720%	6/1/40	1,564	2,192
	Lockheed Martin Corp.	4.070%	12/15/42	2,712	3,292
	Lockheed Martin Corp.	3.800%	3/1/45	3,182	3,710
	Lockheed Martin Corp.	4.700%	5/15/46	2,447	3,238
	Lockheed Martin Corp.	2.800%	6/15/50	1,150	1,153
	Lockheed Martin Corp.	4.090%	9/15/52	3,734	4,667
	Norfolk Southern Corp.	7.050%	5/1/37	233	334
	Norfolk Southern Corp.	4.837%	10/1/41	1,998	2,566
	Norfolk Southern Corp.	3.950%	10/1/42	1,358	1,562
	Norfolk Southern Corp.	4.450%	6/15/45	945	1,155
	Norfolk Southern Corp.	4.650%	1/15/46	978	1,225
	Norfolk Southern Corp.	3.942%	11/1/47	993	1,140
	Norfolk Southern Corp.	4.150%	2/28/48	2,258	2,660
	Norfolk Southern Corp.	4.100%	5/15/49	1,065	1,251
	Norfolk Southern Corp.	3.400%	11/1/49	1,750	1,858
	Norfolk Southern Corp.	3.050%	5/15/50	2,525	2,531
	Norfolk Southern Corp.	4.050%	8/15/52	675	797
	Norfolk Southern Corp.	3.155%	5/15/55	2,873	2,905
	Norfolk Southern Corp.	4.100%	5/15/21	1,300	1,423
	Northrop Grumman Corp.	5.150%	5/1/40	675	886
	Northrop Grumman Corp.	5.050%	11/15/40	1,350	1,764
	Northrop Grumman Corp.	4.750%	6/1/43	2,507	3,228
	Northrop Grumman Corp.	3.850%	4/15/45	1,466	1,687
	Northrop Grumman Corp.	4.030%	10/15/47	5,287	6,280
	Northrop Grumman Corp.	5.250%	5/1/50	2,350	3,305
	Otis Worldwide Corp.	3.112%	2/15/40	1,465	1,515
	Otis Worldwide Corp.	3.362%	2/15/50	1,825	1,922
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	1,100	1,294
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	785	1,114
110

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	714	883
	Parker-Hannifin Corp.	4.100%	3/1/47	1,330	1,592
	Parker-Hannifin Corp.	4.000%	6/14/49	2,390	2,836
	Precision Castparts Corp.	3.900%	1/15/43	575	651
	Precision Castparts Corp.	4.375%	6/15/45	974	1,182
	Raytheon Technologies Corp.	6.050%	6/1/36	1,725	2,411
	Raytheon Technologies Corp.	6.125%	7/15/38	3,480	4,967
	Raytheon Technologies Corp.	4.450%	11/16/38	2,475	2,996
	Raytheon Technologies Corp.	5.700%	4/15/40	2,679	3,720
	Raytheon Technologies Corp.	4.875%	10/15/40	1,100	1,401
	Raytheon Technologies Corp.	4.700%	12/15/41	1,285	1,618
	Raytheon Technologies Corp.	4.500%	6/1/42	6,512	8,105
	Raytheon Technologies Corp.	4.800%	12/15/43	750	947
	Raytheon Technologies Corp.	4.150%	5/15/45	1,957	2,321
	Raytheon Technologies Corp.	3.750%	11/1/46	2,128	2,400
	Raytheon Technologies Corp.	4.350%	4/15/47	2,380	2,915
	Raytheon Technologies Corp.	4.050%	5/4/47	1,675	1,969
	Raytheon Technologies Corp.	4.625%	11/16/48	3,850	4,944
	Raytheon Technologies Corp.	3.125%	7/1/50	2,205	2,267
	Republic Services Inc.	1.750%	2/15/32	2,075	1,977
	Republic Services Inc.	6.200%	3/1/40	690	991
	Republic Services Inc.	5.700%	5/15/41	830	1,145
	Republic Services Inc.	3.050%	3/1/50	625	638
	Rockwell Automation Inc.	4.200%	3/1/49	1,425	1,784
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,165	1,684
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	843	1,022
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	825	1,045
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	150	188
	Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,297
	Union Pacific Corp.	3.375%	2/1/35	1,078	1,182
[4,5]	Union Pacific Corp.	2.891%	4/6/36	1,975	2,054
	Union Pacific Corp.	3.600%	9/15/37	1,778	1,991
[4]	Union Pacific Corp.	3.550%	8/15/39	625	695
	Union Pacific Corp.	3.200%	5/20/41	2,025	2,141
	Union Pacific Corp.	4.050%	3/1/46	975	1,128
	Union Pacific Corp.	3.350%	8/15/46	2,570	2,723
	Union Pacific Corp.	4.000%	4/15/47	1,075	1,246
	Union Pacific Corp.	3.250%	2/5/50	3,000	3,160
	Union Pacific Corp.	3.799%	10/1/51	946	1,081
	Union Pacific Corp.	3.875%	2/1/55	2,420	2,739
	Union Pacific Corp.	3.950%	8/15/59	700	813
	Union Pacific Corp.	3.839%	3/20/60	2,457	2,789
	Union Pacific Corp.	2.973%	9/16/62	7,300	7,010
	Union Pacific Corp.	4.100%	9/15/67	941	1,096
	Union Pacific Corp.	3.750%	2/5/70	725	797
[4,5]	Union Pacific Corp.	3.799%	4/6/71	2,975	3,295
[4]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	359	427
[4]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	1,854	2,033
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,297	1,296
	United Parcel Service Inc.	6.200%	1/15/38	1,912	2,821
	United Parcel Service Inc.	5.200%	4/1/40	2,062	2,808
	United Parcel Service Inc.	4.875%	11/15/40	2,295	3,022
	United Parcel Service Inc.	3.625%	10/1/42	672	775
	United Parcel Service Inc.	3.400%	11/15/46	1,205	1,339
	United Parcel Service Inc.	3.750%	11/15/47	3,069	3,613
	United Parcel Service Inc.	4.250%	3/15/49	2,516	3,180
	United Parcel Service Inc.	3.400%	9/1/49	1,691	1,896
	United Parcel Service Inc.	5.300%	4/1/50	900	1,318
111

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valmont Industries Inc.	5.000%	10/1/44	975	1,178
	Valmont Industries Inc.	5.250%	10/1/54	700	867
	Waste Connections Inc.	3.050%	4/1/50	1,350	1,374
	Waste Management Inc.	2.950%	6/1/41	2,050	2,114
	Waste Management Inc.	4.150%	7/15/49	1,100	1,366
	Waste Management Inc.	2.500%	11/15/50	1,175	1,096
	WW Grainger Inc.	4.600%	6/15/45	1,645	2,124
	WW Grainger Inc.	3.750%	5/15/46	914	1,051
	WW Grainger Inc.	4.200%	5/15/47	886	1,086
	Xylem Inc.	4.375%	11/1/46	925	1,102
					514,356
Materials (1.87%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,245	2,272
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,450	1,453
	Albemarle Corp.	5.450%	12/1/44	1,025	1,294
	Barrick Gold Corp.	6.450%	10/15/35	745	1,028
	Barrick Gold Corp.	5.250%	4/1/42	1,479	1,947
	Barrick North America Finance LLC	5.700%	5/30/41	1,900	2,614
	Barrick North America Finance LLC	5.750%	5/1/43	1,966	2,768
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	1,600	2,214
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,450	2,957
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,071	6,890
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	900	1,077
	Dow Chemical Co.	4.250%	10/1/34	1,625	1,879
	Dow Chemical Co.	9.400%	5/15/39	917	1,615
	Dow Chemical Co.	5.250%	11/15/41	1,183	1,541
	Dow Chemical Co.	4.375%	11/15/42	2,054	2,448
	Dow Chemical Co.	4.625%	10/1/44	1,598	1,953
	Dow Chemical Co.	5.550%	11/30/48	3,162	4,439
	Dow Chemical Co.	4.800%	5/15/49	2,525	3,234
	Dow Chemical Co.	3.600%	11/15/50	2,700	2,911
	DuPont de Nemours Inc.	5.319%	11/15/38	2,806	3,709
	DuPont de Nemours Inc.	5.419%	11/15/48	3,778	5,247
	Eastman Chemical Co.	4.800%	9/1/42	1,215	1,491
	Eastman Chemical Co.	4.650%	10/15/44	1,895	2,302
	Ecolab Inc.	3.950%	12/1/47	2,924	3,530
	Ecolab Inc.	2.125%	8/15/50	1,100	978
	FMC Corp.	4.500%	10/1/49	1,250	1,517
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,300	1,531
	International Flavors & Fragrances Inc.	5.000%	9/26/48	1,600	2,072
	International Paper Co.	5.000%	9/15/35	1,775	2,234
	International Paper Co.	7.300%	11/15/39	1,190	1,858
	International Paper Co.	6.000%	11/15/41	1,570	2,239
	International Paper Co.	4.800%	6/15/44	1,792	2,285
	International Paper Co.	5.150%	5/15/46	1,325	1,774
	International Paper Co.	4.350%	8/15/48	2,800	3,486
	Linde Inc.	3.550%	11/7/42	1,678	1,933
	Linde Inc.	2.000%	8/10/50	650	555
	Lubrizol Corp.	6.500%	10/1/34	725	1,050
	LYB International Finance BV	5.250%	7/15/43	2,465	3,186
	LYB International Finance BV	4.875%	3/15/44	2,241	2,792
	LYB International Finance III LLC	3.375%	10/1/40	2,085	2,161
	LYB International Finance III LLC	4.200%	10/15/49	887	1,016
	LYB International Finance III LLC	4.200%	5/1/50	925	1,061
	LYB International Finance III LLC	3.625%	4/1/51	3,450	3,653
	LYB International Finance III LLC	3.800%	10/1/60	1,550	1,637
	LyondellBasell Industries NV	4.625%	2/26/55	2,792	3,393
[6]	Martin Marietta Materials Inc.	2.400%	7/15/31	1,236	1,241
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,375	1,606
[6]	Martin Marietta Materials Inc.	3.200%	7/15/51	1,815	1,813
	Mosaic Co.	5.450%	11/15/33	1,400	1,760
112

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic Co.	4.875%	11/15/41	750	882
	Mosaic Co.	5.625%	11/15/43	1,073	1,405
[4]	Newmont Corp.	5.875%	4/1/35	1,235	1,667
	Newmont Corp.	6.250%	10/1/39	2,300	3,325
	Newmont Corp.	4.875%	3/15/42	2,675	3,399
	Newmont Corp.	5.450%	6/9/44	1,000	1,366
[4,5]	Nucor Corp.	2.979%	12/15/55	3,650	3,530
	Nutrien Ltd.	4.125%	3/15/35	1,175	1,343
	Nutrien Ltd.	5.875%	12/1/36	1,090	1,482
	Nutrien Ltd.	5.625%	12/1/40	1,105	1,507
	Nutrien Ltd.	6.125%	1/15/41	1,185	1,696
	Nutrien Ltd.	4.900%	6/1/43	1,575	1,991
	Nutrien Ltd.	5.250%	1/15/45	1,190	1,584
	Nutrien Ltd.	5.000%	4/1/49	1,550	2,043
	Packaging Corp. of America	4.050%	12/15/49	930	1,091
	Rio Tinto Alcan Inc.	6.125%	12/15/33	350	493
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,050	2,835
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,006	2,750
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,950	2,552
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,961	2,390
	RPM International Inc.	5.250%	6/1/45	900	1,126
	RPM International Inc.	4.250%	1/15/48	765	842
	Sherwin-Williams Co.	4.550%	8/1/45	2,009	2,489
	Sherwin-Williams Co.	4.500%	6/1/47	1,516	1,899
	Sherwin-Williams Co.	3.800%	8/15/49	2,835	3,256
	Sherwin-Williams Co.	3.300%	5/15/50	550	584
	Southern Copper Corp.	7.500%	7/27/35	3,250	4,716
	Southern Copper Corp.	6.750%	4/16/40	2,043	2,917
	Southern Copper Corp.	5.250%	11/8/42	3,363	4,298
	Southern Copper Corp.	5.875%	4/23/45	2,030	2,837
	Steel Dynamics Inc.	3.250%	10/15/50	875	873
[6]	Suzano Austria GmbH	3.125%	1/15/32	1,900	1,880
	Teck Resources Ltd.	6.125%	10/1/35	1,375	1,775
	Teck Resources Ltd.	6.000%	8/15/40	1,241	1,581
	Teck Resources Ltd.	6.250%	7/15/41	1,845	2,425
	Teck Resources Ltd.	5.200%	3/1/42	900	1,067
	Teck Resources Ltd.	5.400%	2/1/43	550	670
	Vale Overseas Ltd.	8.250%	1/17/34	1,008	1,468
	Vale Overseas Ltd.	6.875%	11/21/36	5,996	8,217
	Vale Overseas Ltd.	6.875%	11/10/39	1,350	1,884
	Vale SA	5.625%	9/11/42	1,160	1,451
	Vulcan Materials Co.	4.500%	6/15/47	2,585	3,135
	Westlake Chemical Corp.	5.000%	8/15/46	1,750	2,214
	Westlake Chemical Corp.	4.375%	11/15/47	1,155	1,354
	WRKCo Inc.	4.200%	6/1/32	975	1,130
	WRKCo Inc.	3.000%	6/15/33	1,225	1,285
					208,348
Real Estate (0.81%)
	Agree LP	2.600%	6/15/33	675	673
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,440	2,678
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	650	634
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,105	1,992
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,575	2,025
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,675	1,932
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	2,100	2,061
	American Assets Trust LP	3.375%	2/1/31	52	54
	American Tower Corp.	3.700%	10/15/49	975	1,057
	American Tower Corp.	3.100%	6/15/50	3,360	3,285
	American Tower Corp.	2.950%	1/15/51	600	571
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	640	748
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	775	941
113

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AvalonBay Communities Inc.	4.350%	4/15/48	410	513
	Camden Property Trust	3.350%	11/1/49	750	819
	Crown Castle International Corp.	2.500%	7/15/31	1,000	1,007
	Crown Castle International Corp.	2.900%	4/1/41	2,850	2,768
	Crown Castle International Corp.	4.750%	5/15/47	1,383	1,690
	Crown Castle International Corp.	5.200%	2/15/49	1,025	1,332
	Crown Castle International Corp.	4.000%	11/15/49	350	389
	Crown Castle International Corp.	4.150%	7/1/50	1,350	1,541
	Crown Castle International Corp.	3.250%	1/15/51	1,950	1,942
	Duke Realty LP	3.050%	3/1/50	875	864
	Equinix Inc.	3.000%	7/15/50	1,311	1,257
	Equinix Inc.	2.950%	9/15/51	1,188	1,138
	Equinix Inc.	3.400%	2/15/52	450	463
	ERP Operating LP	4.500%	7/1/44	1,520	1,915
	ERP Operating LP	4.500%	6/1/45	700	875
	ERP Operating LP	4.000%	8/1/47	950	1,123
	Essential Properties LP	2.950%	7/15/31	800	800
	Essex Portfolio LP	2.650%	3/15/32	1,120	1,137
	Essex Portfolio LP	4.500%	3/15/48	676	821
	Essex Portfolio LP	2.650%	9/1/50	825	739
	Federal Realty Investment Trust	4.500%	12/1/44	870	1,030
	Healthpeak Properties Inc.	6.750%	2/1/41	625	933
	Highwoods Realty LP	2.600%	2/1/31	73	74
	Kilroy Realty LP	2.500%	11/15/32	925	911
	Kimco Realty Corp.	4.250%	4/1/45	875	1,014
	Kimco Realty Corp.	4.125%	12/1/46	875	1,001
	Kimco Realty Corp.	4.450%	9/1/47	1,400	1,676
	Kimco Realty Corp.	3.700%	10/1/49	175	189
	National Retail Properties Inc.	4.800%	10/15/48	1,000	1,243
	National Retail Properties Inc.	3.100%	4/15/50	50	49
	National Retail Properties Inc.	3.500%	4/15/51	1,300	1,358
	Omega Healthcare Investors Inc.	3.250%	4/15/33	2,200	2,194
	Prologis LP	4.375%	9/15/48	1,225	1,545
	Prologis LP	3.000%	4/15/50	1,445	1,485
	Prologis LP	2.125%	10/15/50	1,225	1,045
	Realty Income Corp.	1.800%	3/15/33	2,125	2,029
	Realty Income Corp.	4.650%	3/15/47	1,181	1,534
	Regency Centers LP	4.400%	2/1/47	695	808
	Regency Centers LP	4.650%	3/15/49	739	896
	Simon Property Group LP	6.750%	2/1/40	1,042	1,555
	Simon Property Group LP	4.750%	3/15/42	805	998
	Simon Property Group LP	4.250%	10/1/44	2,036	2,352
	Simon Property Group LP	4.250%	11/30/46	2,575	3,001
	Simon Property Group LP	3.250%	9/13/49	1,325	1,342
	Simon Property Group LP	3.800%	7/15/50	1,165	1,287
	Spirit Realty LP	2.700%	2/15/32	750	744
	Sun Communities Operating LP	2.700%	7/15/31	750	753
	UDR Inc.	3.000%	8/15/31	1,512	1,589
[4]	UDR Inc.	2.100%	8/1/32	775	745
[4]	UDR Inc.	1.900%	3/15/33	750	703
	UDR Inc.	3.100%	11/1/34	775	814
	Ventas Realty LP	5.700%	9/30/43	695	919
	Ventas Realty LP	4.375%	2/1/45	400	454
	Ventas Realty LP	4.875%	4/15/49	675	836
	VEREIT Operating Partnership LP	2.850%	12/15/32	1,550	1,621
	Welltower Inc.	6.500%	3/15/41	800	1,142
	Welltower Inc.	4.950%	9/1/48	1,150	1,472
	Weyerhaeuser Co.	7.375%	3/15/32	2,783	4,012
	WP Carey Inc.	2.250%	4/1/33	958	922
					90,059
114

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (4.28%)
	Apple Inc.	4.500%	2/23/36	2,429	3,067
	Apple Inc.	2.375%	2/8/41	2,775	2,700
	Apple Inc.	3.850%	5/4/43	7,147	8,507
	Apple Inc.	4.450%	5/6/44	3,410	4,395
	Apple Inc.	3.450%	2/9/45	4,775	5,355
	Apple Inc.	4.375%	5/13/45	5,752	7,332
	Apple Inc.	4.650%	2/23/46	4,881	6,477
	Apple Inc.	3.850%	8/4/46	4,257	5,056
	Apple Inc.	4.250%	2/9/47	2,225	2,802
	Apple Inc.	3.750%	9/12/47	3,574	4,194
	Apple Inc.	3.750%	11/13/47	3,438	4,028
	Apple Inc.	2.950%	9/11/49	4,701	4,874
	Apple Inc.	2.650%	5/11/50	5,330	5,224
	Apple Inc.	2.400%	8/20/50	3,050	2,875
	Apple Inc.	2.650%	2/8/51	6,555	6,430
	Apple Inc.	2.550%	8/20/60	4,258	3,971
	Apple Inc.	2.800%	2/8/61	5,385	5,267
	Applied Materials Inc.	5.100%	10/1/35	1,983	2,620
	Applied Materials Inc.	5.850%	6/15/41	1,330	1,958
	Applied Materials Inc.	4.350%	4/1/47	1,523	1,941
	Applied Materials Inc.	2.750%	6/1/50	1,440	1,436
	Broadcom Inc.	4.300%	11/15/32	4,625	5,266
[4,5]	Broadcom Inc.	2.600%	2/15/33	3,950	3,872
[4,5]	Broadcom Inc.	3.419%	4/15/33	7,132	7,520
[4,5]	Broadcom Inc.	3.469%	4/15/34	2,425	2,567
[4,5]	Broadcom Inc.	3.500%	2/15/41	7,000	7,184
[4,5]	Broadcom Inc.	3.750%	2/15/51	3,940	4,117
	Cisco Systems Inc.	5.900%	2/15/39	2,532	3,685
	Cisco Systems Inc.	5.500%	1/15/40	5,050	7,145
	Corning Inc.	4.700%	3/15/37	1,225	1,461
	Corning Inc.	5.750%	8/15/40	1,013	1,375
	Corning Inc.	4.750%	3/15/42	350	438
	Corning Inc.	5.350%	11/15/48	1,670	2,252
	Corning Inc.	3.900%	11/15/49	250	283
	Corning Inc.	4.375%	11/15/57	825	983
	Corning Inc.	5.850%	11/15/68	1,271	1,833
	Corning Inc.	5.450%	11/15/79	2,276	3,179
	Dell International LLC	8.100%	7/15/36	3,451	5,278
	Dell International LLC	8.350%	7/15/46	4,625	7,567
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,150	2,209
	Fidelity National Information Services Inc.	4.500%	8/15/46	301	369
	Fiserv Inc.	4.400%	7/1/49	4,400	5,300
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,171	5,632
	HP Inc.	6.000%	9/15/41	2,757	3,626
	Intel Corp.	4.000%	12/15/32	3,982	4,796
	Intel Corp.	4.600%	3/25/40	125	158
	Intel Corp.	4.800%	10/1/41	1,500	1,954
	Intel Corp.	4.250%	12/15/42	1,125	1,380
	Intel Corp.	4.900%	7/29/45	1,875	2,503
	Intel Corp.	4.100%	5/19/46	3,180	3,820
	Intel Corp.	4.100%	5/11/47	1,795	2,153
	Intel Corp.	3.734%	12/8/47	5,627	6,421
	Intel Corp.	3.250%	11/15/49	4,200	4,476
	Intel Corp.	4.750%	3/25/50	4,610	6,121
	Intel Corp.	3.100%	2/15/60	2,375	2,426
	Intel Corp.	4.950%	3/25/60	1,215	1,717
	International Business Machines Corp.	5.875%	11/29/32	1,616	2,214
	International Business Machines Corp.	4.150%	5/15/39	4,196	4,986
	International Business Machines Corp.	5.600%	11/30/39	2,060	2,881
	International Business Machines Corp.	2.850%	5/15/40	1,325	1,340
115

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	4.000%	6/20/42	4,670	5,472
	International Business Machines Corp.	4.250%	5/15/49	5,533	6,844
	International Business Machines Corp.	2.950%	5/15/50	2,598	2,606
	Juniper Networks Inc.	5.950%	3/15/41	755	1,005
	KLA Corp.	5.000%	3/15/49	1,800	2,431
	KLA Corp.	3.300%	3/1/50	700	744
	Lam Research Corp.	4.875%	3/15/49	2,155	2,917
	Lam Research Corp.	2.875%	6/15/50	1,554	1,572
	Lam Research Corp.	3.125%	6/15/60	200	209
	Microsoft Corp.	3.500%	2/12/35	2,920	3,385
	Microsoft Corp.	4.200%	11/3/35	650	807
	Microsoft Corp.	3.450%	8/8/36	6,985	8,073
	Microsoft Corp.	4.100%	2/6/37	1,699	2,096
	Microsoft Corp.	4.500%	10/1/40	2,185	2,868
	Microsoft Corp.	3.700%	8/8/46	7,942	9,590
	Microsoft Corp.	2.525%	6/1/50	14,873	14,615
	Microsoft Corp.	2.921%	3/17/52	17,123	18,163
	Microsoft Corp.	3.950%	8/8/56	575	723
	Microsoft Corp.	2.675%	6/1/60	10,668	10,622
	Microsoft Corp.	3.041%	3/17/62	5,889	6,297
	Moody's Corp.	5.250%	7/15/44	1,550	2,091
	Moody's Corp.	4.875%	12/17/48	100	132
	Moody's Corp.	3.250%	5/20/50	1,150	1,203
	Moody's Corp.	2.550%	8/18/60	1,000	888
	Motorola Solutions Inc.	5.500%	9/1/44	1,025	1,339
	NVIDIA Corp.	3.500%	4/1/40	1,825	2,068
	NVIDIA Corp.	3.500%	4/1/50	4,440	5,021
	NVIDIA Corp.	3.700%	4/1/60	1,716	2,033
[4,5]	NXP BV	3.250%	5/11/41	1,550	1,589
	Oracle Corp.	4.300%	7/8/34	4,124	4,790
	Oracle Corp.	3.900%	5/15/35	5,366	6,005
	Oracle Corp.	3.850%	7/15/36	2,640	2,917
	Oracle Corp.	3.800%	11/15/37	3,856	4,228
	Oracle Corp.	6.500%	4/15/38	498	706
	Oracle Corp.	6.125%	7/8/39	3,989	5,524
	Oracle Corp.	3.600%	4/1/40	6,850	7,226
	Oracle Corp.	5.375%	7/15/40	5,277	6,839
	Oracle Corp.	3.650%	3/25/41	6,525	6,931
	Oracle Corp.	4.500%	7/8/44	1,450	1,694
	Oracle Corp.	4.125%	5/15/45	5,400	6,013
	Oracle Corp.	4.000%	7/15/46	7,445	8,090
	Oracle Corp.	4.000%	11/15/47	3,195	3,483
	Oracle Corp.	3.600%	4/1/50	10,276	10,558
	Oracle Corp.	3.950%	3/25/51	7,433	8,122
	Oracle Corp.	4.375%	5/15/55	2,606	3,023
	Oracle Corp.	3.850%	4/1/60	8,296	8,784
	Oracle Corp.	4.100%	3/25/61	3,475	3,851
	QUALCOMM Inc.	1.650%	5/20/32	400	382
	QUALCOMM Inc.	4.650%	5/20/35	3,445	4,371
	QUALCOMM Inc.	4.800%	5/20/45	3,731	4,958
	QUALCOMM Inc.	4.300%	5/20/47	5,450	6,862
	S&P Global Inc.	3.250%	12/1/49	1,527	1,645
	S&P Global Inc.	2.300%	8/15/60	1,525	1,309
[6]	salesforce.com Inc.	1.950%	7/15/31	2,000	2,003
[6]	salesforce.com Inc.	2.700%	7/15/41	1,000	1,006
[6]	salesforce.com Inc.	2.900%	7/15/51	2,000	2,021
[6]	salesforce.com Inc.	3.050%	7/15/61	2,000	2,032
	Texas Instruments Inc.	3.875%	3/15/39	2,099	2,520
	Texas Instruments Inc.	4.150%	5/15/48	3,403	4,313
	Verisk Analytics Inc.	5.500%	6/15/45	818	1,103
116

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	3.625%	5/15/50	1,825	1,952
					475,660
Utilities (6.20%)
[4]	AEP Texas Inc.	4.150%	5/1/49	590	689
[4]	AEP Texas Inc.	3.450%	1/15/50	815	845
	AEP Texas Inc.	3.450%	5/15/51	900	931
	AEP Transmission Co. LLC	4.000%	12/1/46	950	1,120
	AEP Transmission Co. LLC	3.750%	12/1/47	1,050	1,202
	AEP Transmission Co. LLC	4.250%	9/15/48	1,125	1,386
	AEP Transmission Co. LLC	3.800%	6/15/49	1,050	1,215
	AEP Transmission Co. LLC	3.150%	9/15/49	1,130	1,178
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	1,375	1,564
	Alabama Power Co.	6.125%	5/15/38	610	873
	Alabama Power Co.	6.000%	3/1/39	1,115	1,584
	Alabama Power Co.	3.850%	12/1/42	544	624
	Alabama Power Co.	4.150%	8/15/44	1,380	1,667
	Alabama Power Co.	3.750%	3/1/45	892	1,017
	Alabama Power Co.	4.300%	1/2/46	1,216	1,489
[4]	Alabama Power Co.	3.700%	12/1/47	2,367	2,684
[4]	Alabama Power Co.	4.300%	7/15/48	1,005	1,244
	Alabama Power Co.	3.450%	10/1/49	1,075	1,175
	Alabama Power Co.	3.125%	7/15/51	550	564
	Ameren Illinois Co.	4.150%	3/15/46	801	974
	Ameren Illinois Co.	3.700%	12/1/47	1,985	2,271
	Ameren Illinois Co.	4.500%	3/15/49	1,287	1,655
	Ameren Illinois Co.	3.250%	3/15/50	1,121	1,207
	Ameren Illinois Co.	2.900%	6/15/51	550	555
	American Electric Power Co. Inc.	3.250%	3/1/50	1,060	1,058
	American Water Capital Corp.	6.593%	10/15/37	883	1,308
	American Water Capital Corp.	4.300%	12/1/42	1,200	1,472
	American Water Capital Corp.	4.300%	9/1/45	1,050	1,265
	American Water Capital Corp.	3.750%	9/1/47	1,326	1,497
	American Water Capital Corp.	4.200%	9/1/48	1,875	2,279
	American Water Capital Corp.	4.150%	6/1/49	2,078	2,509
	American Water Capital Corp.	3.450%	5/1/50	1,620	1,752
	American Water Capital Corp.	3.250%	6/1/51	1,175	1,229
	Appalachian Power Co.	7.000%	4/1/38	1,143	1,709
	Appalachian Power Co.	4.400%	5/15/44	653	774
	Appalachian Power Co.	4.450%	6/1/45	718	862
[4]	Appalachian Power Co.	4.500%	3/1/49	1,150	1,410
[4]	Appalachian Power Co.	3.700%	5/1/50	1,600	1,763
	Arizona Public Service Co.	5.050%	9/1/41	1,455	1,895
	Arizona Public Service Co.	4.500%	4/1/42	900	1,102
	Arizona Public Service Co.	4.350%	11/15/45	875	1,064
	Arizona Public Service Co.	3.750%	5/15/46	1,260	1,423
	Arizona Public Service Co.	4.200%	8/15/48	850	1,026
	Arizona Public Service Co.	4.250%	3/1/49	1,200	1,459
	Arizona Public Service Co.	3.500%	12/1/49	350	382
	Arizona Public Service Co.	3.350%	5/15/50	200	214
	Atmos Energy Corp.	5.500%	6/15/41	925	1,241
	Atmos Energy Corp.	4.150%	1/15/43	975	1,142
	Atmos Energy Corp.	4.125%	10/15/44	2,132	2,510
	Atmos Energy Corp.	4.300%	10/1/48	550	670
	Atmos Energy Corp.	4.125%	3/15/49	1,559	1,878
	Atmos Energy Corp.	3.375%	9/15/49	1,700	1,830
	Avista Corp.	4.350%	6/1/48	800	1,003
	Baltimore Gas & Electric Co.	6.350%	10/1/36	350	504
	Baltimore Gas & Electric Co.	3.500%	8/15/46	993	1,091
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,525	1,760
	Baltimore Gas & Electric Co.	4.250%	9/15/48	675	830
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,550	1,624
117

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	2.900%	6/15/50	231	231
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,450	4,861
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,069	2,851
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,871	2,472
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,031	2,488
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,726	1,960
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,218	4,023
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,652	2,027
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,400	2,330
	Black Hills Corp.	4.350%	5/1/33	1,665	1,942
	Black Hills Corp.	4.200%	9/15/46	1,045	1,174
[4]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	655	928
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,225	1,378
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	930
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,762	2,103
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,736	2,167
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,600	1,762
	CenterPoint Energy Inc.	3.700%	9/1/49	700	752
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,325
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	723
	Cleco Corporate Holdings LLC	4.973%	5/1/46	800	955
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	863	1,098
	CMS Energy Corp.	4.875%	3/1/44	984	1,258
	Commonwealth Edison Co.	5.900%	3/15/36	820	1,161
	Commonwealth Edison Co.	6.450%	1/15/38	1,225	1,794
	Commonwealth Edison Co.	3.800%	10/1/42	125	144
	Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,789
	Commonwealth Edison Co.	4.700%	1/15/44	1,650	2,113
	Commonwealth Edison Co.	3.700%	3/1/45	1,410	1,611
	Commonwealth Edison Co.	3.650%	6/15/46	1,725	1,955
[4]	Commonwealth Edison Co.	3.750%	8/15/47	1,098	1,270
	Commonwealth Edison Co.	4.000%	3/1/48	1,617	1,938
	Commonwealth Edison Co.	4.000%	3/1/49	1,274	1,527
[4]	Commonwealth Edison Co.	3.200%	11/15/49	900	952
	Commonwealth Edison Co.	3.000%	3/1/50	1,613	1,659
[4]	Commonwealth Edison Co.	3.125%	3/15/51	1,600	1,673
	Connecticut Light & Power Co.	4.300%	4/15/44	1,365	1,693
	Connecticut Light & Power Co.	4.000%	4/1/48	1,770	2,143
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	995	1,260
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	1,029
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,245	1,729
[4]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,355	1,902
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,510	2,223
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,800	2,388
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,680	2,275
[4]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,110	1,290
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,753	3,094
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	949	1,141
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,034	1,251
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	1,359
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,182	1,326
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,180	1,464
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	335	391
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,205	1,370
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,101	1,384
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,025	1,209
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	950	1,073
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,630	1,978
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	350	373
[4]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	2,050	1,897
	Consumers Energy Co.	3.950%	5/15/43	1,300	1,533
118

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	3.250%	8/15/46	1,072	1,156
	Consumers Energy Co.	3.950%	7/15/47	847	1,012
	Consumers Energy Co.	4.050%	5/15/48	1,334	1,629
	Consumers Energy Co.	4.350%	4/15/49	991	1,267
	Consumers Energy Co.	3.750%	2/15/50	1,110	1,305
	Consumers Energy Co.	3.100%	8/15/50	750	794
	Consumers Energy Co.	3.500%	8/1/51	1,575	1,786
	Consumers Energy Co.	2.500%	5/1/60	1,100	998
	Dayton Power & Light Co.	3.950%	6/15/49	600	670
	Delmarva Power & Light Co.	4.150%	5/15/45	1,543	1,840
[4]	Dominion Energy Inc.	6.300%	3/15/33	1,110	1,491
[4]	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,253
[4]	Dominion Energy Inc.	5.950%	6/15/35	915	1,236
[4]	Dominion Energy Inc.	3.300%	4/15/41	1,450	1,521
[4]	Dominion Energy Inc.	4.900%	8/1/41	1,300	1,645
[4]	Dominion Energy Inc.	4.050%	9/15/42	1,650	1,886
	Dominion Energy Inc.	4.700%	12/1/44	570	711
[4]	Dominion Energy Inc.	4.600%	3/15/49	1,280	1,610
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,047	1,462
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,456	1,902
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,175	1,667
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,775	2,433
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	100	128
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	331	480
[4]	DTE Electric Co.	4.000%	4/1/43	1,010	1,197
	DTE Electric Co.	4.300%	7/1/44	650	797
	DTE Electric Co.	3.700%	3/15/45	1,475	1,685
	DTE Electric Co.	3.700%	6/1/46	1,300	1,487
	DTE Electric Co.	3.750%	8/15/47	1,217	1,406
[4]	DTE Electric Co.	4.050%	5/15/48	900	1,093
	DTE Electric Co.	3.950%	3/1/49	620	746
	DTE Electric Co.	2.950%	3/1/50	872	894
[4]	DTE Electric Co.	3.250%	4/1/51	1,150	1,244
	DTE Energy Co.	6.375%	4/15/33	1,455	1,980
	Duke Energy Carolinas LLC	6.450%	10/15/32	865	1,190
	Duke Energy Carolinas LLC	6.100%	6/1/37	2,147	2,990
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,310	1,862
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,065	1,447
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,175	1,423
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,050	2,414
	Duke Energy Carolinas LLC	3.750%	6/1/45	250	283
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,100	1,271
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,250	1,408
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,925	2,259
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,700	1,787
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,150	1,275
	Duke Energy Corp.	4.800%	12/15/45	925	1,134
	Duke Energy Corp.	3.750%	9/1/46	3,345	3,566
	Duke Energy Corp.	3.950%	8/15/47	1,302	1,436
	Duke Energy Corp.	4.200%	6/15/49	1,175	1,347
	Duke Energy Corp.	3.500%	6/15/51	1,550	1,603
	Duke Energy Florida LLC	6.350%	9/15/37	1,119	1,652
	Duke Energy Florida LLC	6.400%	6/15/38	1,529	2,257
	Duke Energy Florida LLC	5.650%	4/1/40	775	1,081
	Duke Energy Florida LLC	3.400%	10/1/46	1,411	1,531
	Duke Energy Florida LLC	4.200%	7/15/48	2,205	2,704
	Duke Energy Indiana LLC	6.120%	10/15/35	906	1,245
	Duke Energy Indiana LLC	6.350%	8/15/38	1,950	2,849
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	830	1,060
	Duke Energy Indiana LLC	3.750%	5/15/46	1,405	1,583
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	1,500	1,584
119

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Indiana LLC	2.750%	4/1/50	100	97
	Duke Energy Ohio Inc.	3.700%	6/15/46	875	978
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,600	1,975
	Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,533
	Duke Energy Progress LLC	4.100%	5/15/42	1,950	2,307
	Duke Energy Progress LLC	4.100%	3/15/43	1,512	1,800
	Duke Energy Progress LLC	4.150%	12/1/44	1,208	1,459
	Duke Energy Progress LLC	4.200%	8/15/45	1,539	1,855
	Duke Energy Progress LLC	3.700%	10/15/46	1,225	1,388
	Duke Energy Progress LLC	3.600%	9/15/47	1,140	1,272
	Duke Energy Progress LLC	2.500%	8/15/50	1,300	1,199
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	925	1,093
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,347
[4]	Eastern Energy Gas Holdings LLC	3.900%	11/15/49	800	861
	El Paso Electric Co.	6.000%	5/15/35	878	1,172
	El Paso Electric Co.	5.000%	12/1/44	1,324	1,605
	Emera US Finance LP	4.750%	6/15/46	2,332	2,783
	Entergy Arkansas LLC	4.200%	4/1/49	150	183
	Entergy Arkansas LLC	2.650%	6/15/51	1,000	953
	Entergy Arkansas LLC	3.350%	6/15/52	1,000	1,073
	Entergy Corp.	3.750%	6/15/50	1,775	1,945
	Entergy Louisiana LLC	4.000%	3/15/33	1,878	2,200
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,633
	Entergy Louisiana LLC	4.200%	9/1/48	2,750	3,356
	Entergy Louisiana LLC	4.200%	4/1/50	1,367	1,680
	Entergy Louisiana LLC	2.900%	3/15/51	2,000	1,989
	Entergy Mississippi LLC	3.850%	6/1/49	2,337	2,705
	Entergy Texas Inc.	4.500%	3/30/39	500	591
	Entergy Texas Inc.	3.550%	9/30/49	1,221	1,312
	Essential Utilities Inc.	4.276%	5/1/49	1,400	1,669
	Essential Utilities Inc.	3.351%	4/15/50	1,375	1,422
	Evergy Kansas Central Inc.	4.125%	3/1/42	818	963
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,790	2,113
	Evergy Kansas Central Inc.	4.250%	12/1/45	787	952
	Evergy Kansas Central Inc.	3.450%	4/15/50	425	465
	Evergy Metro Inc.	5.300%	10/1/41	875	1,159
	Evergy Metro Inc.	4.200%	6/15/47	885	1,067
	Evergy Metro Inc.	4.200%	3/15/48	1,225	1,490
[4]	Evergy Metro Inc.	4.125%	4/1/49	950	1,147
	Eversource Energy	3.450%	1/15/50	800	845
	Exelon Corp.	5.625%	6/15/35	1,475	1,941
	Exelon Corp.	5.100%	6/15/45	2,974	3,896
	Exelon Corp.	4.450%	4/15/46	1,637	1,986
	Exelon Corp.	4.700%	4/15/50	3,004	3,793
	Exelon Generation Co. LLC	6.250%	10/1/39	465	573
	Exelon Generation Co. LLC	5.600%	6/15/42	2,711	3,182
	Florida Power & Light Co.	5.625%	4/1/34	554	751
	Florida Power & Light Co.	4.950%	6/1/35	850	1,116
	Florida Power & Light Co.	5.650%	2/1/37	843	1,156
	Florida Power & Light Co.	5.950%	2/1/38	1,000	1,442
	Florida Power & Light Co.	5.960%	4/1/39	1,005	1,470
	Florida Power & Light Co.	5.690%	3/1/40	965	1,378
	Florida Power & Light Co.	5.250%	2/1/41	1,760	2,412
	Florida Power & Light Co.	4.050%	6/1/42	1,557	1,891
	Florida Power & Light Co.	3.800%	12/15/42	1,040	1,226
	Florida Power & Light Co.	4.050%	10/1/44	957	1,165
	Florida Power & Light Co.	3.700%	12/1/47	1,590	1,870
	Florida Power & Light Co.	3.950%	3/1/48	2,268	2,756
	Florida Power & Light Co.	4.125%	6/1/48	1,450	1,804
	Florida Power & Light Co.	3.990%	3/1/49	1,550	1,906
	Florida Power & Light Co.	3.150%	10/1/49	2,290	2,487
120

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Georgia Power Co.	4.750%	9/1/40	1,270	1,569
	Georgia Power Co.	4.300%	3/15/42	1,418	1,680
	Georgia Power Co.	4.300%	3/15/43	1,360	1,610
[4]	Georgia Power Co.	3.700%	1/30/50	1,600	1,742
[4]	Georgia Power Co.	3.250%	3/15/51	1,175	1,192
	Iberdrola International BV	6.750%	7/15/36	645	979
[4]	Idaho Power Co.	4.200%	3/1/48	107	130
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	1,050	1,313
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	775	869
	Indiana Michigan Power Co.	3.250%	5/1/51	1,050	1,099
	Interstate Power & Light Co.	6.250%	7/15/39	1,384	1,970
	Interstate Power & Light Co.	3.700%	9/15/46	650	725
	ITC Holdings Corp.	5.300%	7/1/43	800	1,048
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,001	1,221
	Kentucky Utilities Co.	5.125%	11/1/40	642	840
	Kentucky Utilities Co.	4.375%	10/1/45	1,365	1,663
	Kentucky Utilities Co.	3.300%	6/1/50	1,500	1,585
	Louisville Gas & Electric Co.	4.250%	4/1/49	755	933
	MidAmerican Energy Co.	6.750%	12/30/31	975	1,382
	MidAmerican Energy Co.	4.800%	9/15/43	933	1,209
	MidAmerican Energy Co.	4.250%	5/1/46	1,207	1,492
	MidAmerican Energy Co.	3.950%	8/1/47	1,245	1,476
	MidAmerican Energy Co.	3.650%	8/1/48	1,224	1,397
	MidAmerican Energy Co.	4.250%	7/15/49	1,532	1,924
[4]	Mississippi Power Co.	4.250%	3/15/42	1,475	1,743
	National Grid USA	5.803%	4/1/35	1,000	1,245
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	266	253
[4]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,550	2,340
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	825	968
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,025	1,300
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,408	1,760
[4]	Nevada Power Co.	6.650%	4/1/36	1,193	1,740
[4]	Nevada Power Co.	6.750%	7/1/37	1,085	1,578
[4]	Nevada Power Co.	3.125%	8/1/50	2,200	2,274
	NiSource Inc.	5.950%	6/15/41	716	1,001
	NiSource Inc.	5.250%	2/15/43	1,332	1,735
	NiSource Inc.	4.800%	2/15/44	1,860	2,306
	NiSource Inc.	5.650%	2/1/45	1,355	1,856
	NiSource Inc.	4.375%	5/15/47	2,235	2,673
	NiSource Inc.	3.950%	3/30/48	892	1,019
	Northern States Power Co.	6.250%	6/1/36	1,125	1,611
	Northern States Power Co.	6.200%	7/1/37	850	1,246
	Northern States Power Co.	5.350%	11/1/39	775	1,065
	Northern States Power Co.	4.125%	5/15/44	1,225	1,487
	Northern States Power Co.	4.000%	8/15/45	1,135	1,356
	Northern States Power Co.	3.600%	5/15/46	151	172
	Northern States Power Co.	3.600%	9/15/47	400	456
	Northern States Power Co.	2.900%	3/1/50	965	988
	Northern States Power Co.	2.600%	6/1/51	1,099	1,059
	Northern States Power Co.	3.200%	4/1/52	1,000	1,081
	NorthWestern Corp.	4.176%	11/15/44	1,000	1,174
	NSTAR Electric Co.	5.500%	3/15/40	777	1,063
	NSTAR Electric Co.	4.400%	3/1/44	1,010	1,254
	Oglethorpe Power Corp.	5.950%	11/1/39	1,385	1,848
	Oglethorpe Power Corp.	5.375%	11/1/40	2,226	2,816
	Oglethorpe Power Corp.	5.050%	10/1/48	527	663
	Oglethorpe Power Corp.	5.250%	9/1/50	440	554
	Ohio Edison Co.	6.875%	7/15/36	400	562
	Ohio Power Co.	4.150%	4/1/48	585	703
	Ohio Power Co.	4.000%	6/1/49	1,725	2,042
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,190
121

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	570
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	700	1,005
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	840	1,247
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,348	2,194
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	542
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	970	1,234
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	658	906
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,450	1,673
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,264
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,125	1,373
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,245	1,478
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,455	1,537
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	925	1,082
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	1,235	1,799
	ONE Gas Inc.	4.658%	2/1/44	1,700	2,076
	ONE Gas Inc.	4.500%	11/1/48	900	1,078
	Pacific Gas & Electric Co.	4.500%	7/1/40	7,525	7,525
	Pacific Gas & Electric Co.	3.300%	8/1/40	250	227
	Pacific Gas & Electric Co.	4.200%	6/1/41	600	590
	Pacific Gas & Electric Co.	4.750%	2/15/44	3,175	3,206
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,725	1,661
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,375	2,207
	Pacific Gas & Electric Co.	4.950%	7/1/50	9,625	9,914
	Pacific Gas & Electric Co.	3.500%	8/1/50	2,275	2,025
	PacifiCorp	7.700%	11/15/31	1,000	1,475
	PacifiCorp	5.250%	6/15/35	1,504	1,958
	PacifiCorp	6.100%	8/1/36	745	1,042
	PacifiCorp	6.250%	10/15/37	1,638	2,335
	PacifiCorp	6.350%	7/15/38	940	1,363
	PacifiCorp	6.000%	1/15/39	1,312	1,857
	PacifiCorp	4.100%	2/1/42	1,333	1,569
	PacifiCorp	4.125%	1/15/49	1,890	2,267
	PacifiCorp	4.150%	2/15/50	1,673	2,031
	PacifiCorp	3.300%	3/15/51	1,350	1,438
	PECO Energy Co.	5.950%	10/1/36	1,140	1,625
	PECO Energy Co.	4.150%	10/1/44	458	554
	PECO Energy Co.	3.700%	9/15/47	250	287
	PECO Energy Co.	3.900%	3/1/48	765	912
	PECO Energy Co.	3.000%	9/15/49	600	623
	PECO Energy Co.	3.050%	3/15/51	900	940
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	1,039
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	650	701
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	900	928
	Potomac Electric Power Co.	6.500%	11/15/37	1,370	2,010
	Potomac Electric Power Co.	4.150%	3/15/43	1,120	1,346
	PPL Electric Utilities Corp.	6.250%	5/15/39	565	821
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,025	1,239
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,681	1,996
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,857	2,284
	PPL Electric Utilities Corp.	3.000%	10/1/49	150	155
	Progress Energy Inc.	7.000%	10/30/31	125	173
	Progress Energy Inc.	6.000%	12/1/39	575	793
[4]	Public Service Co. of Colorado	6.250%	9/1/37	811	1,188
	Public Service Co. of Colorado	6.500%	8/1/38	571	857
	Public Service Co. of Colorado	3.600%	9/15/42	1,030	1,164
	Public Service Co. of Colorado	4.300%	3/15/44	665	812
	Public Service Co. of Colorado	3.800%	6/15/47	970	1,133
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,526
	Public Service Co. of Colorado	4.050%	9/15/49	992	1,223
[4]	Public Service Co. of Colorado	3.200%	3/1/50	50	54
[4]	Public Service Co. of Colorado	2.700%	1/15/51	1,375	1,355
122

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,525	1,731
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	1,001
[4]	Public Service Electric & Gas Co.	5.500%	3/1/40	150	206
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,685	1,989
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	920	1,042
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,517	1,784
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,185	1,349
[4]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,217
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	875	1,038
[4]	Public Service Electric & Gas Co.	3.200%	8/1/49	820	879
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,000	984
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	855	740
[4]	Public Service Electric & Gas Co.	3.000%	3/1/51	1,000	1,037
	Puget Sound Energy Inc.	6.274%	3/15/37	495	696
	Puget Sound Energy Inc.	5.757%	10/1/39	800	1,103
	Puget Sound Energy Inc.	5.795%	3/15/40	900	1,253
	Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,399
	Puget Sound Energy Inc.	4.300%	5/20/45	749	919
	Puget Sound Energy Inc.	4.223%	6/15/48	931	1,142
	Puget Sound Energy Inc.	3.250%	9/15/49	1,185	1,261
	San Diego Gas & Electric Co.	6.000%	6/1/39	660	928
	San Diego Gas & Electric Co.	4.500%	8/15/40	888	1,101
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,550	1,772
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,100	1,333
[4]	San Diego Gas & Electric Co.	4.100%	6/15/49	150	181
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,325	1,408
	Sempra Energy	3.800%	2/1/38	1,447	1,614
	Sempra Energy	6.000%	10/15/39	2,300	3,200
	Sempra Energy	4.000%	2/1/48	1,142	1,281
	Southern California Edison Co.	6.000%	1/15/34	1,060	1,378
[4]	Southern California Edison Co.	5.750%	4/1/35	1,070	1,379
[4]	Southern California Edison Co.	5.350%	7/15/35	1,095	1,368
	Southern California Edison Co.	5.625%	2/1/36	940	1,198
[4]	Southern California Edison Co.	5.550%	1/15/37	690	862
[4]	Southern California Edison Co.	5.950%	2/1/38	1,125	1,458
	Southern California Edison Co.	6.050%	3/15/39	940	1,252
	Southern California Edison Co.	5.500%	3/15/40	905	1,133
	Southern California Edison Co.	4.500%	9/1/40	1,605	1,846
	Southern California Edison Co.	4.050%	3/15/42	1,240	1,336
[4]	Southern California Edison Co.	3.900%	3/15/43	2,062	2,162
	Southern California Edison Co.	4.650%	10/1/43	1,940	2,231
[4]	Southern California Edison Co.	3.600%	2/1/45	865	868
	Southern California Edison Co.	4.000%	4/1/47	1,595	1,680
[4]	Southern California Edison Co.	4.125%	3/1/48	3,040	3,252
[4]	Southern California Edison Co.	4.875%	3/1/49	1,650	1,963
	Southern California Edison Co.	3.650%	2/1/50	2,275	2,281
[4]	Southern California Edison Co.	2.950%	2/1/51	1,225	1,117
[4]	Southern California Edison Co.	3.650%	6/1/51	1,100	1,104
	Southern California Gas Co.	5.125%	11/15/40	400	523
	Southern California Gas Co.	3.750%	9/15/42	700	788
[4]	Southern California Gas Co.	4.125%	6/1/48	900	1,081
[4]	Southern California Gas Co.	4.300%	1/15/49	1,125	1,405
[4]	Southern California Gas Co.	3.950%	2/15/50	810	960
	Southern Co.	4.250%	7/1/36	1,375	1,595
	Southern Co.	4.400%	7/1/46	3,101	3,638
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,462	2,025
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,330	1,586
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,085
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,800	2,120
	Southern Power Co.	5.150%	9/15/41	1,320	1,607
	Southern Power Co.	5.250%	7/15/43	1,055	1,294
123

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Southern Power Co.	4.950%	12/15/46	1,400	1,679
	Southwest Gas Corp.	3.800%	9/29/46	800	859
	Southwest Gas Corp.	4.150%	6/1/49	875	997
	Southwestern Electric Power Co.	6.200%	3/15/40	535	748
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	1,190	1,307
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	1,405	1,545
	Southwestern Public Service Co.	4.500%	8/15/41	1,196	1,475
	Southwestern Public Service Co.	3.400%	8/15/46	1,200	1,290
	Southwestern Public Service Co.	3.700%	8/15/47	1,440	1,622
[4]	Southwestern Public Service Co.	4.400%	11/15/48	750	940
	Southwestern Public Service Co.	3.750%	6/15/49	1,525	1,763
[4]	Southwestern Public Service Co.	3.150%	5/1/50	881	925
	Tampa Electric Co.	4.100%	6/15/42	725	846
	Tampa Electric Co.	4.350%	5/15/44	685	826
	Tampa Electric Co.	4.300%	6/15/48	1,050	1,287
	Tampa Electric Co.	4.450%	6/15/49	575	728
	Tampa Electric Co.	3.625%	6/15/50	900	1,007
	Tampa Electric Co.	3.450%	3/15/51	1,000	1,098
	Toledo Edison Co.	6.150%	5/15/37	700	954
	Tucson Electric Power Co.	4.850%	12/1/48	865	1,130
	Union Electric Co.	2.150%	3/15/32	1,150	1,153
	Union Electric Co.	5.300%	8/1/37	775	1,005
	Union Electric Co.	8.450%	3/15/39	665	1,139
	Union Electric Co.	3.900%	9/15/42	1,225	1,404
	Union Electric Co.	3.650%	4/15/45	1,312	1,482
	Union Electric Co.	4.000%	4/1/48	600	712
	Union Electric Co.	3.250%	10/1/49	575	613
	Union Electric Co.	2.625%	3/15/51	1,067	1,021
	Veolia Environnement SA	6.750%	6/1/38	522	766
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	935	1,296
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,458	2,028
	Virginia Electric & Power Co.	6.350%	11/30/37	1,656	2,403
	Virginia Electric & Power Co.	4.000%	1/15/43	1,950	2,276
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	3,012	3,815
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	1,373	1,644
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	1,780	2,093
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	1,753	2,010
	Virginia Electric & Power Co.	4.600%	12/1/48	950	1,228
	Virginia Electric & Power Co.	3.300%	12/1/49	1,203	1,293
	Virginia Electric & Power Co.	2.450%	12/15/50	1,875	1,727
[4]	Washington Gas Light Co.	3.796%	9/15/46	1,100	1,251
[4]	Washington Gas Light Co.	3.650%	9/15/49	850	955
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	795
	Wisconsin Electric Power Co.	5.700%	12/1/36	725	989
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,314
	Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,272
	Wisconsin Power & Light Co.	3.650%	4/1/50	500	566
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	471
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,689	2,168
	Xcel Energy Inc.	6.500%	7/1/36	766	1,113
	Xcel Energy Inc.	3.500%	12/1/49	1,175	1,270
					690,012
Total Corporate Bonds (Cost $5,322,732)					5,833,114
Sovereign Bonds (3.67%)
[4]	Asian Development Bank	0.750%	10/8/30	295	276
[4]	Asian Development Bank	1.500%	3/4/31	107	107
	Ecopetrol SA	7.375%	9/18/43	1,135	1,399
	Ecopetrol SA	5.875%	5/28/45	5,066	5,419
	Equinor ASA	3.625%	4/6/40	2,116	2,406
	Equinor ASA	5.100%	8/17/40	927	1,233
124

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	4.250%	11/23/41	1,660	2,021
	Equinor ASA	3.950%	5/15/43	932	1,089
	Equinor ASA	4.800%	11/8/43	1,565	2,039
	Equinor ASA	3.250%	11/18/49	4,730	5,008
	Equinor ASA	3.700%	4/6/50	4,391	5,048
	European Investment Bank	4.875%	2/15/36	3,142	4,333
	Export-Import Bank of Korea	2.500%	6/29/41	1,000	994
[4]	Inter-American Development Bank	3.875%	10/28/41	1,800	2,295
	Inter-American Development Bank	3.200%	8/7/42	650	750
	Inter-American Development Bank	4.375%	1/24/44	1,053	1,442
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	1,010	1,348
[7]	KFW	0.750%	9/30/30	2,375	2,230
[7]	KFW	0.000%	4/18/36	1,475	1,114
[7]	KFW	0.000%	6/29/37	2,109	1,554
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	1,250	1,908
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	1,500	1,768
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	9,688	12,689
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	5,527	7,145
	Province of British Columbia	7.250%	9/1/36	840	1,345
[4]	Republic of Chile	2.550%	1/27/32	3,195	3,265
[4]	Republic of Chile	3.100%	5/7/41	4,300	4,316
	Republic of Chile	3.625%	10/30/42	2,750	2,925
	Republic of Chile	3.860%	6/21/47	3,269	3,608
[4]	Republic of Chile	3.500%	1/25/50	2,390	2,510
[4]	Republic of Chile	3.100%	1/22/61	4,665	4,466
[4]	Republic of Colombia	3.250%	4/22/32	2,650	2,593
	Republic of Colombia	10.375%	1/28/33	882	1,319
	Republic of Colombia	7.375%	9/18/37	2,748	3,613
	Republic of Colombia	6.125%	1/18/41	5,775	6,834
[4]	Republic of Colombia	4.125%	2/22/42	1,100	1,068
[4]	Republic of Colombia	5.625%	2/26/44	5,038	5,700
[4]	Republic of Colombia	5.000%	6/15/45	10,397	11,047
[4]	Republic of Colombia	5.200%	5/15/49	4,720	5,160
[4]	Republic of Colombia	4.125%	5/15/51	2,475	2,345
[4]	Republic of Colombia	3.875%	2/15/61	3,168	2,833
	Republic of Hungary	7.625%	3/29/41	2,444	4,010
	Republic of Indonesia	2.850%	2/14/30	400	415
	Republic of Indonesia	4.350%	1/11/48	6,475	7,349
	Republic of Indonesia	5.350%	2/11/49	3,074	3,993
	Republic of Indonesia	3.700%	10/30/49	2,875	3,014
	Republic of Indonesia	3.500%	2/14/50	2,995	3,106
	Republic of Indonesia	4.200%	10/15/50	5,500	6,261
	Republic of Indonesia	3.050%	3/12/51	1,062	1,053
	Republic of Indonesia	4.450%	4/15/70	1,450	1,713
	Republic of Italy	5.375%	6/15/33	3,079	3,878
	Republic of Italy	4.000%	10/17/49	4,353	4,787
	Republic of Italy	3.875%	5/6/51	5,950	6,405
	Republic of Korea	4.125%	6/10/44	2,038	2,601
	Republic of Korea	3.875%	9/20/48	1,624	2,053
[4]	Republic of Panama	2.252%	9/29/32	3,374	3,238
[4]	Republic of Panama	6.700%	1/26/36	2,726	3,706
[4]	Republic of Panama	4.500%	5/15/47	4,210	4,784
[4]	Republic of Panama	4.500%	4/16/50	6,457	7,349
[4]	Republic of Panama	4.300%	4/29/53	3,820	4,235
[4]	Republic of Panama	4.500%	4/1/56	5,795	6,574
[4]	Republic of Panama	3.870%	7/23/60	6,580	6,721
[4]	Republic of Peru	1.862%	12/1/32	1,254	1,165
	Republic of Peru	8.750%	11/21/33	5,925	9,292
[4]	Republic of Peru	6.550%	3/14/37	2,467	3,394
[4]	Republic of Peru	3.300%	3/11/41	2,500	2,528
	Republic of Peru	5.625%	11/18/50	5,616	7,741
125

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Republic of Peru	3.550%	3/10/51	2,135	2,218
[4]	Republic of Peru	2.780%	12/1/60	4,275	3,809
[4]	Republic of Peru	3.230%	7/28/21	2,085	1,835
	Republic of the Philippines	1.648%	6/10/31	82	79
[6]	Republic of the Philippines	1.950%	1/6/32	1,700	1,677
	Republic of the Philippines	6.375%	1/15/32	3,805	5,233
	Republic of the Philippines	6.375%	10/23/34	3,903	5,503
	Republic of the Philippines	5.000%	1/13/37	3,995	5,031
	Republic of the Philippines	3.950%	1/20/40	5,982	6,645
	Republic of the Philippines	3.700%	3/1/41	1,947	2,102
	Republic of the Philippines	3.700%	2/2/42	4,115	4,441
	Republic of the Philippines	2.950%	5/5/45	3,895	3,763
	Republic of the Philippines	2.650%	12/10/45	2,441	2,261
[6]	Republic of the Philippines	3.200%	7/6/46	5,000	5,015
	State of Israel	4.500%	1/30/43	4,188	5,221
	State of Israel	4.125%	1/17/48	2,445	2,949
	State of Israel	3.375%	1/15/50	4,600	4,925
	State of Israel	3.875%	7/3/50	4,930	5,708
	State of Israel	4.500%	4/3/20	2,300	2,909
[4]	United Mexican States	8.300%	8/15/31	3,400	5,056
[4]	United Mexican States	4.750%	4/27/32	3,475	3,979
[4]	United Mexican States	7.500%	4/8/33	2,807	3,949
[4]	United Mexican States	6.750%	9/27/34	3,947	5,249
	United Mexican States	6.050%	1/11/40	6,799	8,534
[4]	United Mexican States	4.280%	8/14/41	7,570	7,956
[4]	United Mexican States	4.750%	3/8/44	9,156	10,122
	United Mexican States	5.550%	1/21/45	5,445	6,583
	United Mexican States	4.600%	1/23/46	6,826	7,347
	United Mexican States	4.350%	1/15/47	3,228	3,373
	United Mexican States	4.600%	2/10/48	5,462	5,870
[4]	United Mexican States	4.500%	1/31/50	5,185	5,517
[4]	United Mexican States	5.000%	4/27/51	5,805	6,608
[4]	United Mexican States	3.771%	5/24/61	8,580	7,995
[4]	United Mexican States	5.750%	10/12/10	5,370	6,408
Total Sovereign Bonds (Cost $398,903)					407,797
Taxable Municipal Bonds (3.13%)
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	1,025	1,661
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	1,124
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	1,067
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	760	1,118
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,545	2,904
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,646
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	3,707
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,680	2,916
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,690	2,950
	Broward County FL Airport System Revenue	3.477%	10/1/43	1,120	1,170
	California GO	4.500%	4/1/33	1,425	1,683
	California GO	7.500%	4/1/34	4,385	6,910
	California GO	4.600%	4/1/38	1,350	1,578
	California GO	7.550%	4/1/39	6,645	11,330
	California GO	7.300%	10/1/39	4,805	7,690
	California GO	7.350%	11/1/39	1,000	1,610
126

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	7.625%	3/1/40	2,665	4,489
	California GO	7.600%	11/1/40	4,610	8,051
	California State University Systemwide Revenue	3.899%	11/1/47	1,000	1,167
	California State University Systemwide Revenue	2.897%	11/1/51	650	649
	California State University Systemwide Revenue	2.975%	11/1/51	1,400	1,434
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,116
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	533
	Chicago IL GO	7.045%	1/1/29	690	803
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,645	2,315
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	950	1,428
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	385
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	5,000	7,112
	Clark County NV Airport System Revenue	6.820%	7/1/45	1,450	2,257
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	1,144
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	1,129
	Connecticut GO	5.090%	10/1/30	750	886
	Connecticut GO	5.850%	3/15/32	1,500	1,998
	Cook County IL GO	6.229%	11/15/34	925	1,260
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,166
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,587
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	1,394
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	1,065	1,487
[8]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,561
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	950	1,001
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,450
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,293
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	850	1,205
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	1,250	1,814
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,789
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,489	3,772
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,803	4,316
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	531	785
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	509
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	1,037
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	1,200
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,500	2,556
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	614
	Houston TX GO	6.290%	3/1/32	755	952
	Houston TX GO	3.961%	3/1/47	550	660
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	412
	Illinois GO	5.100%	6/1/33	18,435	21,678
	Illinois GO	6.630%	2/1/35	1,570	1,961
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,215	1,690
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,306
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	1,200	1,273
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	960
127

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO	2.106%	8/1/32	1,000	1,015
Los Angeles CA Community College District GO	6.750%	8/1/49	1,765	2,997
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	975	1,406
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,575	2,551
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,576
Los Angeles CA Unified School District GO	5.750%	7/1/34	2,430	3,281
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,400
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,800	2,394
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,139
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,371
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	775	808
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	775	798
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,160
Massachusetts GO	4.500%	8/1/31	1,000	1,222
Massachusetts GO	2.663%	9/1/39	1,000	1,054
Massachusetts GO	5.456%	12/1/39	1,860	2,568
Massachusetts GO	2.813%	9/1/43	1,320	1,396
Massachusetts GO	2.900%	9/1/49	580	613
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,421
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	950	1,021
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	1,215
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,471
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	905	1,541
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,787
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	1,000	1,077
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	925	1,000
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,570	1,716
Mississippi GO	5.245%	11/1/34	700	905
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,671
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	1,050	1,185
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	6.561%	12/15/40	1,185	1,768
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	915	1,042
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	4,046
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,785	7,656
New York City NY GO	5.206%	10/1/31	1,070	1,311
New York City NY GO	5.517%	10/1/37	1,175	1,595
New York City NY GO	6.271%	12/1/37	750	1,082
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,456
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	1,094
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,224
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	980	1,509
128

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	1,378
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,000	1,548
	New York City NY Transitional Finance Authority Future Tax Revenue	5.267%	5/1/27	20	24
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	625	804
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,000	1,338
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,521
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	1,087
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	40	58
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	40	59
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,425	3,274
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,790	2,909
	New York State Dormitory Authority Revenue	3.142%	7/1/43	350	362
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	1,000	1,010
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,394
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	1,320	1,783
	New York State Thruway Authority General Revenue	2.900%	1/1/35	625	670
	New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	1,162
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,447
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,090
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	225	229
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,335	3,856
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,775	2,382
	Ohio State University General Receipts Revenue	3.798%	12/1/46	1,150	1,369
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,072	1,520
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	1,002
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,346
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	1,088
[9]	Oregon GO	3.424%	3/1/60	750	772
	Pennsylvania State University	2.790%	9/1/43	750	763
	Pennsylvania State University	2.840%	9/1/50	775	782
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	910	1,318
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	628
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,475	2,078
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,665	2,346
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,358
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	981
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	817
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	2,384
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	251
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	4,870	6,389
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,350	1,846
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	670
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	1,146
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	901
129

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	427
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	700	799
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,302
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,125	1,252
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	828
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,520	2,011
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,208
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	787
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,225	1,499
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	669
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,065	1,611
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,775
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	725	736
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,365	2,287
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,473
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,882
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	1,262
	Texas GO	5.517%	4/1/39	2,715	3,910
	Texas GO	3.211%	4/1/44	1,300	1,371
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	2,150	2,395
	Texas Transportation Commission GO	2.562%	4/1/42	650	659
	Texas Transportation Commission GO	2.472%	10/1/44	1,500	1,482
	Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,245
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	842
[10]	Tucson City AZ COP	2.856%	7/1/47	725	715
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,000	1,561
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	900	1,407
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,625	1,672
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	2,010	2,135
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	665	718
	University of California Revenue	4.601%	5/15/31	203	241
	University of California Revenue	5.770%	5/15/43	980	1,381
	University of California Revenue	4.131%	5/15/45	500	598
	University of California Revenue	5.946%	5/15/45	1,275	1,805
	University of California Revenue	3.071%	5/15/51	1,000	1,010
	University of California Revenue	4.858%	5/15/12	1,265	1,781
	University of California Revenue	4.767%	5/15/15	1,200	1,648
	University of Michigan	2.437%	4/1/40	950	954
	University of Michigan	2.562%	4/1/50	500	495
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	836
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	925	973
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,425
	University of Texas Financing System Revenue	3.354%	8/15/47	800	914
	University of Texas Financing System Revenue	2.439%	8/15/49	625	601
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	796
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	1,045
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,579
	University of Virginia Revenue	4.179%	9/1/17	975	1,223
130

Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.140%	8/1/40	885	1,219
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	983
Total Taxable Municipal Bonds (Cost $273,905)					348,757
				Shares
Temporary Cash Investments (0.26%)
Money Market Fund (0.26%)
[11]	Vanguard Market Liquidity Fund (Cost $28,779)	0.056%		287,796	28,779
Total Investments (99.52%) (Cost $10,214,056)					11,068,055
Other Assets and Liabilities—Net (0.48%)					53,703
Net Assets (100%)					11,121,758
Cost is in $000.
1	Securities with a value of $263,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $141,896,000, representing 1.3% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
7	Guaranteed by the Federal Republic of Germany.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
131

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA3142 082021

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (63.56%)
U.S. Government Securities (41.66%)
	United States Treasury Note/Bond	8.125%	8/15/21	35,690	35,997
	United States Treasury Note/Bond	1.875%	5/31/22	207,115	210,481
	United States Treasury Note/Bond	1.750%	6/15/22	861,155	874,745
	United States Treasury Note/Bond	0.125%	6/30/22	451,639	451,780
	United States Treasury Note/Bond	0.125%	7/31/22	339,885	339,938
	United States Treasury Note/Bond	1.875%	7/31/22	507,257	516,927
	United States Treasury Note/Bond	2.000%	7/31/22	89,260	91,087
	United States Treasury Note/Bond	1.500%	8/15/22	797,973	810,317
	United States Treasury Note/Bond	1.625%	8/15/22	261,980	266,442
	United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,251
	United States Treasury Note/Bond	0.125%	8/31/22	582,315	582,315
	United States Treasury Note/Bond	1.625%	8/31/22	416,750	424,043
	United States Treasury Note/Bond	1.875%	8/31/22	293,813	299,827
	United States Treasury Note/Bond	1.500%	9/15/22	206,742	210,166
	United States Treasury Note/Bond	0.125%	9/30/22	372,746	372,688
	United States Treasury Note/Bond	1.750%	9/30/22	363,140	370,460
	United States Treasury Note/Bond	1.875%	9/30/22	517,720	528,964
	United States Treasury Note/Bond	1.375%	10/15/22	862,560	876,172
	United States Treasury Note/Bond	0.125%	10/31/22	479,915	479,765
	United States Treasury Note/Bond	1.875%	10/31/22	354,240	362,376
	United States Treasury Note/Bond	2.000%	10/31/22	486,670	498,685
	United States Treasury Note/Bond	1.625%	11/15/22	908,480	926,792
	United States Treasury Note/Bond	0.125%	11/30/22	1,459,526	1,458,842
	United States Treasury Note/Bond	2.000%	11/30/22	665,725	682,992
	United States Treasury Note/Bond	1.625%	12/15/22	869,040	887,507
	United States Treasury Note/Bond	0.125%	12/31/22	139,802	139,693
	United States Treasury Note/Bond	2.125%	12/31/22	863,325	888,550
	United States Treasury Note/Bond	1.500%	1/15/23	450,485	459,635
	United States Treasury Note/Bond	0.125%	1/31/23	99,646	99,553
	United States Treasury Note/Bond	1.750%	1/31/23	302,602	310,072
	United States Treasury Note/Bond	2.375%	1/31/23	472,400	488,713
	United States Treasury Note/Bond	1.375%	2/15/23	661,000	673,704
	United States Treasury Note/Bond	2.000%	2/15/23	70,831	72,901
	United States Treasury Note/Bond	7.125%	2/15/23	163,535	181,703
	United States Treasury Note/Bond	0.125%	2/28/23	60,868	60,801
	United States Treasury Note/Bond	1.500%	2/28/23	322,416	329,368
	United States Treasury Note/Bond	2.625%	2/28/23	291,812	303,576
	United States Treasury Note/Bond	0.500%	3/15/23	972	977
	United States Treasury Note/Bond	0.125%	3/31/23	12,110	12,093
	United States Treasury Note/Bond	1.500%	3/31/23	385,850	394,532
	United States Treasury Note/Bond	2.500%	3/31/23	435,701	453,061
	United States Treasury Note/Bond	0.250%	4/15/23	97,915	97,976
	United States Treasury Note/Bond	0.125%	4/30/23	967,225	965,563
	United States Treasury Note/Bond	1.625%	4/30/23	108,332	111,091
	United States Treasury Note/Bond	2.750%	4/30/23	234,973	245,803
	United States Treasury Note/Bond	0.125%	5/15/23	142,170	141,881
	United States Treasury Note/Bond	1.750%	5/15/23	1,139,255	1,171,474
	United States Treasury Note/Bond	0.125%	5/31/23	84,005	83,834
	United States Treasury Note/Bond	1.625%	5/31/23	367,450	377,153
	United States Treasury Note/Bond	2.750%	5/31/23	186,365	195,305
[1]	United States Treasury Note/Bond	0.250%	6/15/23	2,126,420	2,126,752
	United States Treasury Note/Bond	0.125%	6/30/23	1,162,480	1,159,574
	United States Treasury Note/Bond	1.375%	6/30/23	275,345	281,540
	United States Treasury Note/Bond	2.625%	6/30/23	254,388	266,432
	United States Treasury Note/Bond	0.125%	7/15/23	810,780	808,627
	United States Treasury Note/Bond	1.250%	7/31/23	165,261	168,644
	United States Treasury Note/Bond	2.750%	7/31/23	355,760	374,159
1

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.125%	8/15/23	556,915	555,175
United States Treasury Note/Bond	2.500%	8/15/23	361,760	378,831
United States Treasury Note/Bond	6.250%	8/15/23	208,228	234,354
United States Treasury Note/Bond	1.375%	8/31/23	278,085	284,646
United States Treasury Note/Bond	2.750%	8/31/23	725,366	764,014
United States Treasury Note/Bond	0.125%	9/15/23	704,085	701,555
United States Treasury Note/Bond	1.375%	9/30/23	327,230	335,104
United States Treasury Note/Bond	2.875%	9/30/23	390,104	412,596
United States Treasury Note/Bond	0.125%	10/15/23	1,054,900	1,050,450
United States Treasury Note/Bond	1.625%	10/31/23	202,790	208,937
United States Treasury Note/Bond	2.875%	10/31/23	350,246	371,042
United States Treasury Note/Bond	0.250%	11/15/23	343,875	343,338
United States Treasury Note/Bond	2.750%	11/15/23	275,962	291,744
United States Treasury Note/Bond	2.125%	11/30/23	393,035	409,985
United States Treasury Note/Bond	2.875%	11/30/23	261,591	277,613
United States Treasury Note/Bond	0.125%	12/15/23	904,505	899,700
United States Treasury Note/Bond	2.250%	12/31/23	110,858	116,089
United States Treasury Note/Bond	2.625%	12/31/23	132,471	139,964
United States Treasury Note/Bond	0.125%	1/15/24	396,240	393,887
United States Treasury Note/Bond	2.250%	1/31/24	194,225	203,633
United States Treasury Note/Bond	2.500%	1/31/24	678,645	715,970
United States Treasury Note/Bond	0.125%	2/15/24	204,135	202,827
United States Treasury Note/Bond	2.750%	2/15/24	589,749	626,332
United States Treasury Note/Bond	2.125%	2/29/24	485,224	507,666
United States Treasury Note/Bond	2.375%	2/29/24	510,641	537,529
United States Treasury Note/Bond	0.250%	3/15/24	180,705	179,999
United States Treasury Note/Bond	2.125%	3/31/24	962,029	1,007,274
United States Treasury Note/Bond	0.375%	4/15/24	777,825	776,853
United States Treasury Note/Bond	2.000%	4/30/24	300,822	314,171
United States Treasury Note/Bond	2.250%	4/30/24	885,657	931,185
United States Treasury Note/Bond	0.250%	5/15/24	450,160	447,769
United States Treasury Note/Bond	2.500%	5/15/24	672,918	712,767
United States Treasury Note/Bond	2.000%	5/31/24	1,198,264	1,252,186
United States Treasury Note/Bond	0.250%	6/15/24	805,515	800,606
United States Treasury Note/Bond	1.750%	6/30/24	391,554	406,666
United States Treasury Note/Bond	2.000%	6/30/24	419,533	438,740
United States Treasury Note/Bond	1.750%	7/31/24	345,514	359,065
United States Treasury Note/Bond	2.125%	7/31/24	254,475	267,318
United States Treasury Note/Bond	2.375%	8/15/24	491,390	520,259
United States Treasury Note/Bond	1.250%	8/31/24	478,543	489,834
United States Treasury Note/Bond	1.875%	8/31/24	306,793	320,023
United States Treasury Note/Bond	1.500%	9/30/24	283,503	292,540
United States Treasury Note/Bond	2.125%	9/30/24	482,058	507,065
United States Treasury Note/Bond	1.500%	10/31/24	864,346	891,897
United States Treasury Note/Bond	2.250%	10/31/24	282,595	298,579
United States Treasury Note/Bond	2.250%	11/15/24	606,889	641,501
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,634
United States Treasury Note/Bond	1.500%	11/30/24	1,100,256	1,135,327
United States Treasury Note/Bond	2.125%	11/30/24	1,110,580	1,169,753
United States Treasury Note/Bond	1.750%	12/31/24	454,053	472,499
United States Treasury Note/Bond	2.250%	12/31/24	361,825	382,856
United States Treasury Note/Bond	1.375%	1/31/25	261,760	268,958
United States Treasury Note/Bond	2.500%	1/31/25	212,880	227,316
United States Treasury Note/Bond	2.000%	2/15/25	289,129	303,495
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,643
United States Treasury Note/Bond	1.125%	2/28/25	34,711	35,340
United States Treasury Note/Bond	2.750%	2/28/25	78,661	84,757
United States Treasury Note/Bond	0.500%	3/31/25	9,630	9,582
United States Treasury Note/Bond	2.625%	3/31/25	300,621	322,886
United States Treasury Note/Bond	0.375%	4/30/25	320,390	316,936
United States Treasury Note/Bond	2.875%	4/30/25	208,494	226,085
2

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.125%	5/15/25	1,112,386	1,174,263
United States Treasury Note/Bond	0.250%	5/31/25	614,131	603,768
United States Treasury Note/Bond	2.875%	5/31/25	255,590	277,475
United States Treasury Note/Bond	0.250%	6/30/25	1,084,640	1,065,320
United States Treasury Note/Bond	2.750%	6/30/25	251,462	271,972
United States Treasury Note/Bond	0.250%	7/31/25	714,990	701,360
United States Treasury Note/Bond	2.875%	7/31/25	293,610	319,163
United States Treasury Note/Bond	2.000%	8/15/25	1,620,189	1,704,743
United States Treasury Note/Bond	6.875%	8/15/25	48,414	60,480
United States Treasury Note/Bond	0.250%	8/31/25	468,100	458,665
United States Treasury Note/Bond	2.750%	8/31/25	350,365	379,434
United States Treasury Note/Bond	0.250%	9/30/25	146,010	142,930
United States Treasury Note/Bond	3.000%	9/30/25	259,032	283,559
United States Treasury Note/Bond	0.250%	10/31/25	530,514	518,660
United States Treasury Note/Bond	3.000%	10/31/25	204,006	223,482
United States Treasury Note/Bond	2.250%	11/15/25	742,427	789,757
United States Treasury Note/Bond	0.375%	11/30/25	874,670	858,817
United States Treasury Note/Bond	2.875%	11/30/25	275,005	300,013
United States Treasury Note/Bond	0.375%	12/31/25	169,153	165,929
United States Treasury Note/Bond	2.625%	12/31/25	360,095	389,240
United States Treasury Note/Bond	0.375%	1/31/26	964,285	944,999
United States Treasury Note/Bond	2.625%	1/31/26	539,960	584,169
United States Treasury Note/Bond	1.625%	2/15/26	1,076,077	1,115,421
United States Treasury Note/Bond	0.500%	2/28/26	262,549	258,529
United States Treasury Note/Bond	2.500%	2/28/26	351,250	378,197
United States Treasury Note/Bond	0.750%	3/31/26	445,505	443,486
United States Treasury Note/Bond	2.250%	3/31/26	473,185	504,238
United States Treasury Note/Bond	0.750%	4/30/26	998,342	993,194
United States Treasury Note/Bond	2.375%	4/30/26	354,170	379,737
United States Treasury Note/Bond	1.625%	5/15/26	984,824	1,020,678
United States Treasury Note/Bond	0.750%	5/31/26	1,031,245	1,025,283
United States Treasury Note/Bond	2.125%	5/31/26	322,175	341,707
United States Treasury Note/Bond	0.875%	6/30/26	200,000	199,906
United States Treasury Note/Bond	1.875%	6/30/26	323,405	339,120
United States Treasury Note/Bond	1.875%	7/31/26	302,795	317,604
United States Treasury Note/Bond	1.500%	8/15/26	637,414	656,337
United States Treasury Note/Bond	6.750%	8/15/26	32,360	41,815
United States Treasury Note/Bond	1.375%	8/31/26	585,567	599,291
United States Treasury Note/Bond	1.625%	9/30/26	576,425	597,140
United States Treasury Note/Bond	1.625%	10/31/26	481,179	498,321
United States Treasury Note/Bond	2.000%	11/15/26	522,821	551,740
United States Treasury Note/Bond	6.500%	11/15/26	50,779	65,505
United States Treasury Note/Bond	1.625%	11/30/26	807,440	835,953
United States Treasury Note/Bond	1.750%	12/31/26	485,524	505,931
United States Treasury Note/Bond	1.500%	1/31/27	288,845	296,878
United States Treasury Note/Bond	2.250%	2/15/27	413,015	441,409
United States Treasury Note/Bond	1.125%	2/28/27	1,892	1,905
United States Treasury Note/Bond	0.625%	3/31/27	3,245	3,175
United States Treasury Note/Bond	0.500%	4/30/27	126,813	122,969
United States Treasury Note/Bond	2.375%	5/15/27	522,299	562,288
United States Treasury Note/Bond	0.500%	5/31/27	939,455	909,510
United States Treasury Note/Bond	0.500%	6/30/27	386,210	373,537
United States Treasury Note/Bond	0.375%	7/31/27	691,045	662,431
United States Treasury Note/Bond	2.250%	8/15/27	508,974	544,284
United States Treasury Note/Bond	6.375%	8/15/27	33,585	44,164
United States Treasury Note/Bond	0.500%	8/31/27	1,115,825	1,075,899
United States Treasury Note/Bond	0.375%	9/30/27	299,065	285,794
United States Treasury Note/Bond	0.500%	10/31/27	560,407	538,866
United States Treasury Note/Bond	2.250%	11/15/27	813,084	869,745
United States Treasury Note/Bond	0.625%	11/30/27	939,020	908,942
United States Treasury Note/Bond	0.625%	12/31/27	647,600	626,047
3

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.750%	1/31/28	780,282	759,678
United States Treasury Note/Bond	2.750%	2/15/28	667,601	735,613
United States Treasury Note/Bond	1.125%	2/29/28	443,220	441,904
United States Treasury Note/Bond	1.250%	3/31/28	623,400	625,933
United States Treasury Note/Bond	1.250%	4/30/28	951,603	954,577
United States Treasury Note/Bond	2.875%	5/15/28	755,131	838,904
United States Treasury Note/Bond	1.250%	5/31/28	532,190	533,520
United States Treasury Note/Bond	1.250%	6/30/28	834,400	835,704
United States Treasury Note/Bond	2.875%	8/15/28	953,238	1,059,881
United States Treasury Note/Bond	5.500%	8/15/28	39,225	50,704
United States Treasury Note/Bond	3.125%	11/15/28	866,900	980,681
United States Treasury Note/Bond	5.250%	11/15/28	45,485	58,320
United States Treasury Note/Bond	2.625%	2/15/29	697,211	764,426
United States Treasury Note/Bond	5.250%	2/15/29	45,278	58,317
United States Treasury Note/Bond	2.375%	5/15/29	903,778	975,233
United States Treasury Note/Bond	1.625%	8/15/29	679,659	695,164
United States Treasury Note/Bond	6.125%	8/15/29	50,571	69,440
United States Treasury Note/Bond	1.750%	11/15/29	549,757	567,452
United States Treasury Note/Bond	1.500%	2/15/30	147,629	149,082
United States Treasury Note/Bond	0.625%	5/15/30	1,281,512	1,197,813
United States Treasury Note/Bond	6.250%	5/15/30	131,653	185,590
United States Treasury Note/Bond	0.625%	8/15/30	1,323,619	1,233,448
United States Treasury Note/Bond	0.875%	11/15/30	1,451,269	1,380,293
United States Treasury Note/Bond	1.125%	2/15/31	1,512,821	1,468,855
United States Treasury Note/Bond	5.375%	2/15/31	350,937	476,726
United States Treasury Note/Bond	1.625%	5/15/31	1,069,226	1,085,766
United States Treasury Note/Bond	4.500%	2/15/36	418,248	573,719
United States Treasury Note/Bond	4.750%	2/15/37	35,000	49,645
United States Treasury Note/Bond	5.000%	5/15/37	59,400	86,520
United States Treasury Note/Bond	4.375%	2/15/38	55,118	75,787
United States Treasury Note/Bond	4.500%	5/15/38	5,613	7,830
United States Treasury Note/Bond	3.500%	2/15/39	132,956	166,091
United States Treasury Note/Bond	4.250%	5/15/39	109,385	149,498
United States Treasury Note/Bond	4.500%	8/15/39	120,862	170,189
United States Treasury Note/Bond	4.375%	11/15/39	233,466	324,335
United States Treasury Note/Bond	4.625%	2/15/40	260,527	373,531
United States Treasury Note/Bond	1.125%	5/15/40	90,635	78,243
United States Treasury Note/Bond	4.375%	5/15/40	184,735	257,879
United States Treasury Note/Bond	1.125%	8/15/40	1,025,495	882,246
United States Treasury Note/Bond	3.875%	8/15/40	239,862	315,044
United States Treasury Note/Bond	1.375%	11/15/40	441,620	396,699
United States Treasury Note/Bond	4.250%	11/15/40	233,132	321,285
United States Treasury Note/Bond	1.875%	2/15/41	1,075,461	1,052,944
United States Treasury Note/Bond	4.750%	2/15/41	193,930	284,138
United States Treasury Note/Bond	2.250%	5/15/41	251,860	262,092
United States Treasury Note/Bond	4.375%	5/15/41	163,418	229,372
United States Treasury Note/Bond	3.750%	8/15/41	64,325	83,492
United States Treasury Note/Bond	3.125%	11/15/41	78,330	93,286
United States Treasury Note/Bond	3.125%	2/15/42	190,872	227,555
United States Treasury Note/Bond	3.000%	5/15/42	183,799	214,987
United States Treasury Note/Bond	2.750%	8/15/42	414,324	466,568
United States Treasury Note/Bond	2.750%	11/15/42	473,324	532,638
United States Treasury Note/Bond	3.125%	2/15/43	324,938	387,945
United States Treasury Note/Bond	2.875%	5/15/43	512,230	588,584
United States Treasury Note/Bond	3.625%	8/15/43	394,910	508,138
United States Treasury Note/Bond	3.750%	11/15/43	388,181	509,245
United States Treasury Note/Bond	3.625%	2/15/44	341,732	441,368
United States Treasury Note/Bond	3.375%	5/15/44	432,981	539,535
United States Treasury Note/Bond	3.125%	8/15/44	484,184	580,719
United States Treasury Note/Bond	3.000%	11/15/44	365,342	429,848
United States Treasury Note/Bond	2.500%	2/15/45	434,671	469,988
4

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	5/15/45	541,182	637,918
	United States Treasury Note/Bond	2.875%	8/15/45	304,028	351,343
	United States Treasury Note/Bond	3.000%	11/15/45	207,935	245,688
	United States Treasury Note/Bond	2.500%	2/15/46	314,180	340,198
	United States Treasury Note/Bond	2.500%	5/15/46	376,793	407,996
	United States Treasury Note/Bond	2.250%	8/15/46	445,311	460,270
	United States Treasury Note/Bond	2.875%	11/15/46	503,620	584,042
	United States Treasury Note/Bond	3.000%	2/15/47	117,835	139,911
	United States Treasury Note/Bond	3.000%	5/15/47	192,429	228,659
	United States Treasury Note/Bond	2.750%	8/15/47	381,063	433,221
	United States Treasury Note/Bond	2.750%	11/15/47	432,499	492,035
	United States Treasury Note/Bond	3.000%	2/15/48	617,611	735,729
	United States Treasury Note/Bond	3.125%	5/15/48	558,044	680,378
	United States Treasury Note/Bond	3.000%	8/15/48	561,717	670,199
	United States Treasury Note/Bond	3.375%	11/15/48	393,844	502,643
	United States Treasury Note/Bond	3.000%	2/15/49	577,056	690,574
	United States Treasury Note/Bond	2.875%	5/15/49	790,568	925,335
	United States Treasury Note/Bond	2.250%	8/15/49	230,605	238,820
	United States Treasury Note/Bond	2.375%	11/15/49	2,256	2,401
	United States Treasury Note/Bond	2.000%	2/15/50	103,121	101,284
	United States Treasury Note/Bond	1.250%	5/15/50	1,350,882	1,102,868
	United States Treasury Note/Bond	1.375%	8/15/50	1,017,569	857,620
	United States Treasury Note/Bond	1.625%	11/15/50	1,243,320	1,116,463
	United States Treasury Note/Bond	1.875%	2/15/51	1,141,698	1,089,073
	United States Treasury Note/Bond	2.375%	5/15/51	802,175	856,447
					130,146,940
Agency Bonds and Notes (1.27%)
[2]	AID-Israel	5.500%	9/18/23	542	603
[2]	AID-Israel	5.500%	12/4/23	4,768	5,344
[2]	AID-Israel	5.500%	4/26/24	20,405	23,240
[2]	AID-Israel	5.500%	9/18/33	6,775	9,559
[2]	AID-Jordan	3.000%	6/30/25	5,200	5,612
	Federal Farm Credit Banks	0.125%	11/23/22	23,415	23,400
	Federal Farm Credit Banks	0.125%	2/3/23	22,000	21,974
	Federal Farm Credit Banks	0.125%	4/13/23	53,000	52,910
	Federal Farm Credit Banks	0.125%	5/10/23	32,500	32,436
	Federal Farm Credit Banks	1.770%	6/26/23	8,000	8,242
	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,390
	Federal Farm Credit Banks	0.250%	2/26/24	20,700	20,636
	Federal Home Loan Banks	0.125%	8/12/22	24,000	23,999
[3]	Federal Home Loan Banks	2.000%	9/9/22	12,975	13,261
	Federal Home Loan Banks	0.125%	10/21/22	27,500	27,491
	Federal Home Loan Banks	1.375%	2/17/23	22,295	22,720
	Federal Home Loan Banks	2.125%	3/10/23	27,720	28,616
	Federal Home Loan Banks	0.125%	3/17/23	25,000	24,963
	Federal Home Loan Banks	0.125%	6/2/23	42,500	42,406
	Federal Home Loan Banks	2.500%	2/13/24	57,095	60,262
	Federal Home Loan Banks	2.875%	6/14/24	40,400	43,273
	Federal Home Loan Banks	1.500%	8/15/24	19,950	20,575
	Federal Home Loan Banks	5.375%	8/15/24	24,750	28,493
	Federal Home Loan Banks	2.875%	9/13/24	14,985	16,109
	Federal Home Loan Banks	0.500%	4/14/25	29,000	28,829
	Federal Home Loan Banks	0.375%	9/4/25	11,000	10,824
	Federal Home Loan Banks	3.250%	11/16/28	218,880	249,022
	Federal Home Loan Banks	5.500%	7/15/36	19,780	29,151
[3,4]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	25,000	25,000
[4]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	16,100	16,145
[4]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	49,050	49,180
[3,4]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	52,460
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	54,475	54,485
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	68,975	68,949
5

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	55,750	55,716
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	25,000	24,907
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	52,000	51,930
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	57,670	57,562
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	41,119
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,250	43,668
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,425	106,849
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	191,366	275,859
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	133,323
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,429	16,793
[4]	Federal National Mortgage Assn.	1.375%	9/6/22	20,300	20,595
[4]	Federal National Mortgage Assn.	2.000%	10/5/22	18,525	18,956
[4]	Federal National Mortgage Assn.	2.375%	1/19/23	33,510	34,642
[4]	Federal National Mortgage Assn.	0.250%	5/22/23	71,700	71,726
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	38,050	38,044
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	23,000	24,308
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	214,605	214,308
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	90,320	95,288
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	27,737
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	384,005	410,378
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	30,232
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	36,330	37,627
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	27,300	27,266
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	41,000	40,684
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	84,475	83,304
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	77,575	76,731
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	36,059
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	50,663
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	84,180	82,266
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	27,789	37,859
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	38,439
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	70,739
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	98,000	92,923
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	29,700	42,974
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	10,765	16,361
[3]	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,508
[3]	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,509
[3]	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,720
	Private Export Funding Corp.	1.750%	11/15/24	4,050	4,166
[3]	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,682
	Private Export Funding Corp.	1.400%	7/15/28	11,650	11,634
[3]	Resolution Funding Corp.	8.625%	1/15/30	110	171
	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,438
	Tennessee Valley Authority	2.875%	9/15/24	9,637	10,346
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,832
[3]	Tennessee Valley Authority	6.750%	11/1/25	17,306	21,675
[3]	Tennessee Valley Authority	2.875%	2/1/27	30,250	33,092
	Tennessee Valley Authority	7.125%	5/1/30	27,165	39,578
[3]	Tennessee Valley Authority	4.700%	7/15/33	7,950	10,338
	Tennessee Valley Authority	4.650%	6/15/35	15,169	19,913
	Tennessee Valley Authority	5.880%	4/1/36	10,800	16,035
	Tennessee Valley Authority	6.150%	1/15/38	920	1,403
	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,696
	Tennessee Valley Authority	5.250%	9/15/39	24,190	34,479
	Tennessee Valley Authority	4.875%	1/15/48	6,951	9,991
	Tennessee Valley Authority	5.375%	4/1/56	6,250	10,000
	Tennessee Valley Authority	4.625%	9/15/60	7,468	10,987
	Tennessee Valley Authority	4.250%	9/15/65	14,725	20,601
					3,970,188
Conventional Mortgage-Backed Securities (20.61%)
[3,4]	Fannie Mae Pool	6.000%	1/1/26–3/1/35	252	288
6

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	6.500%	2/1/29–9/1/32	122	135
[3,4]	Fannie Mae Pool	8.000%	8/1/24	1	1
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	33,699	34,768
[3,4]	Freddie Mac Gold Pool	2.500%	6/1/22–3/1/43	490,494	512,505
[3,4]	Freddie Mac Gold Pool	3.000%	8/1/21–12/1/47	1,574,279	1,658,679
[3,4]	Freddie Mac Gold Pool	3.500%	4/1/24–7/1/48	1,757,448	1,878,645
[3,4]	Freddie Mac Gold Pool	4.000%	5/1/23–2/1/49	1,104,522	1,194,999
[3,4]	Freddie Mac Gold Pool	4.500%	12/1/21–1/1/49	555,746	609,729
[3,4]	Freddie Mac Gold Pool	5.000%	12/1/21–11/1/48	179,229	201,367
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	109,157	125,241
[3,4]	Freddie Mac Gold Pool	6.000%	10/1/21–5/1/40	55,989	65,290
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	19,836	22,774
[3,4]	Freddie Mac Gold Pool	7.000%	9/1/23–12/1/38	6,895	7,793
[3,4]	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	458	518
[3,4]	Freddie Mac Gold Pool	8.000%	8/1/23–12/1/31	613	697
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/22–7/1/31	99	112
[3,4]	Freddie Mac Gold Pool	9.000%	12/1/24–3/1/31	87	105
[3,5]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/51	3,164,782	3,328,464
[3]	Ginnie Mae I Pool	3.500%	9/20/25–11/20/50	2,837,152	3,015,058
[3]	Ginnie Mae I Pool	4.000%	6/15/24–5/20/50	1,547,321	1,666,726
[3]	Ginnie Mae I Pool	4.500%	6/15/23–9/20/49	836,346	914,812
[3]	Ginnie Mae I Pool	4.750%	8/15/33	10	12
[3]	Ginnie Mae I Pool	5.000%	12/20/32–12/20/49	323,913	359,324
[3]	Ginnie Mae I Pool	5.500%	8/15/23–1/20/49	109,923	126,655
[3]	Ginnie Mae I Pool	6.000%	11/15/22–12/20/41	56,787	65,364
[3]	Ginnie Mae I Pool	6.500%	9/15/23–9/20/40	17,916	20,537
[3]	Ginnie Mae I Pool	7.000%	1/15/23–11/20/38	3,354	3,889
[3]	Ginnie Mae I Pool	7.500%	12/15/22–6/15/32	946	1,057
[3]	Ginnie Mae I Pool	8.000%	8/15/22–12/15/30	585	659
[3]	Ginnie Mae I Pool	8.250%	6/15/27	1	1
[3]	Ginnie Mae I Pool	8.500%	6/15/22–2/15/31	128	148
[3]	Ginnie Mae I Pool	9.000%	9/15/24–1/15/31	129	153
[3]	Ginnie Mae I Pool	9.500%	12/15/24–9/15/25	3	3
[3]	Ginnie Mae II Pool	1.500%	3/20/51–4/20/51	52,763	52,096
[3,5]	Ginnie Mae II Pool	2.000%	8/20/50–7/15/51	2,379,866	2,424,650
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27–7/15/51	2,255,211	2,335,895
[3,4,5]	UMBS Pool	1.500%	7/1/35–7/25/51	3,399,838	3,371,804
[3,4,5]	UMBS Pool	2.000%	7/1/23–7/25/51	13,016,666	13,210,945
[3,4,5]	UMBS Pool	2.500%	10/1/22–7/25/51	8,797,513	9,128,613
[3,4,5]	UMBS Pool	3.000%	10/1/21–7/25/51	6,681,469	7,016,632
[3,4,5]	UMBS Pool	3.500%	8/1/21–7/25/51	4,469,263	4,763,431
[3,4,5]	UMBS Pool	4.000%	2/1/22–7/25/51	3,279,514	3,538,066
[3,4]	UMBS Pool	4.500%	11/1/21–7/1/50	1,478,292	1,618,042
[3,4]	UMBS Pool	5.000%	9/1/21–3/1/50	536,278	599,732
[3,4]	UMBS Pool	5.500%	9/1/21–6/1/49	220,071	253,816
[3,4]	UMBS Pool	6.000%	8/1/21–5/1/41	157,175	184,436
[3,4]	UMBS Pool	6.500%	10/1/21–10/1/39	38,915	45,073
[3,4]	UMBS Pool	7.000%	12/1/22–11/1/38	11,247	13,086
[3,4]	UMBS Pool	7.500%	11/1/22–12/1/32	972	1,117
[3,4]	UMBS Pool	8.000%	6/1/22–9/1/31	314	368
[3,4]	UMBS Pool	8.500%	7/1/24–5/1/32	130	149
[3,4]	UMBS Pool	9.000%	8/1/24–8/1/30	28	33
[3,4]	UMBS Pool	9.500%	1/1/25–11/1/25	33	38
					64,374,530
Nonconventional Mortgage-Backed Securities (0.02%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.668%	12/1/41	582	604
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.887%	9/1/37	960	992
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.353%	1.728%	1/1/35	66	69
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	2.002%	10/1/37	528	546
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.431%	1.958%	7/1/36	151	158
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	1.835%	2/1/37	1	1
7

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.472%	1.847%	3/1/43	1,692	1,774
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.519%	2.019%	10/1/34	3	3
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.934%	12/1/43	587	632
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.199%	9/1/43	206	208
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.310%	7/1/43	3,621	3,728
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.594%	2.005%	6/1/43	814	823
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	2.096%	11/1/33	83	88
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.603%	1.978%	4/1/37	10	11
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.618%	2.326%	8/1/35	551	587
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	305	314
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.624%	1.974%	10/1/37	321	333
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	102	106
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	2.008%	1/1/35	1	1
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	63	67
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.655%	2.187%	10/1/42	644	681
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.033%	1/1/37	150	160
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.408%	7/1/35	362	381
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	164	175
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	30	30
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.675%	2.172%	11/1/39	313	330
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.154%	8/1/39	771	797
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.156%	1/1/42	681	708
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.940%	6/1/42	880	919
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	2.105%	12/1/33	159	170
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.688%	2.063%	4/1/36	141	148
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.962%	5/1/40	236	252
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.213%	10/1/39	396	414
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.329%	9/1/42	1,098	1,154
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	141	147
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.242%	8/1/40	393	419
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	12/1/40	330	351
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.163%	7/1/37	272	291
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.234%	10/1/42	604	643
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.110%	11/1/39	179	188
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.711%	2.086%	4/1/36	56	58
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.716%	2.042%	5/1/42	900	945
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.721%	2.249%	9/1/43	1,337	1,415
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.728%	2.228%	9/1/34	186	192
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	1.988%	6/1/41	136	144
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.192%	7/1/41	1,049	1,111
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.123%	5/1/35	153	160
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.125%	2/1/36	144	150
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.451%	10/1/40	218	231
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.768%	2.121%	5/1/42	92	96
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	267	284
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.783%	2.276%	7/1/42	493	535
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.791%	2.070%	4/1/37	49	54
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	620	659
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.354%	8/1/42	1,482	1,483
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.796%	2.384%	9/1/40	640	678
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.371%	3/1/42	275	297
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	840	906
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	425	449
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	1,062	1,136
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.392%	9/1/33	5	5
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.204%	1/1/42	339	361
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.218%	11/1/41	396	422
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.071%	5/1/41	424	453
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	445	476
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.224%	12/1/41	492	527
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	288	302
8

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	221	234
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40	76	81
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.821%	2.196%	3/1/41	589	626
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.293%	12/1/39	339	356
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	410	443
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	2.076%	7/1/38	272	279
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.827%	2.201%	2/1/41	346	351
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.828%	2.152%	2/1/42	574	618
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	614	652
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	593	603
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	332	348
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	383	407
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.865%	2.115%	5/1/40	116	122
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.875%	2.250%	1/1/37	16	17
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.315%	11/1/34	242	260
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	74	75
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	213	228
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.925%	2.425%	10/1/37	15	15
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	2.340%	4/1/37	15	15
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	2.547%	10/1/36	199	216
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	388	403
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.185%	2.310%	5/1/36	33	35
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.190%	2.315%	12/1/36	5	5
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.235%	2.360%	12/1/35	2	3
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	5/1/33–12/1/35	199	211
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.275%	2.400%	11/1/32	5	6
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	165	177
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	603	629
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.413%	1.663%	7/1/34	96	101
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	426	448
[3,4]	Fannie Mae REMICS	2.488%	3/25/23	7,354	7,593
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.158%	1.408%	8/1/37	9	9
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	2.016%	9/1/37	91	93
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.545%	1.919%	3/1/37	32	33
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	1.925%	4/1/37	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	1.945%	3/1/37	24	26
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	75	81
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42	135	141
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	270	289
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.155%	11/1/43	210	220
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	287	299
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	2.040%	12/1/34	96	98
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	177	190
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	38	40
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	382	398
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	690	725
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	46	48
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.125%	4/1/33–3/1/36	21	21
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.140%	12/1/36	51	55
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.770%	2.154%	12/1/34	6	7
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.779%	2.184%	6/1/37	398	428
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	2.210%	3/1/36	4	4
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.819%	2.369%	3/1/42	467	498
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.822%	2.279%	6/1/41	21	22
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.247%	12/1/35	278	297
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.831%	1/1/37	129	138
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.840%	6/1/37	67	71
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.853%	2.242%	2/1/42	186	197
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.870%	2.576%	8/1/37	171	179
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40	170	177
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	187	197
9

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	872	925
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.500%	6/1/41	187	196
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	334	346
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.888%	2.287%	2/1/42	267	271
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	2.501%	9/1/40	489	519
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.287%	6/1/40	289	300
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.353%	11/1/40	359	375
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.439%	12/1/39	95	102
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	664	710
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.980%	2.247%	5/1/37	554	564
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.370%	3/1/37	388	415
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	72	76
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.125%	2.250%	6/1/35	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	345	363
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	560	588
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.464%	6/1/34	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.542%	11/1/36	111	115
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	2.440%	12/1/34	23	24
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	2.534%	11/1/33	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.537%	10/1/36	366	392
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.549%	2.673%	3/1/37	85	85
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.605%	5/1/37–6/1/37	311	318
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.820%	3/1/37	82	85
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.915%	1/1/37	507	535
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	725	760
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–1/20/44	5,119	5,290
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/43	3,633	3,743
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	1,062	1,092
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29–6/20/43	3,068	3,201
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	57	59
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	125	130
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	129	132
					75,185
Total U.S. Government and Agency Obligations (Cost $193,204,125)					198,566,843
Asset-Backed/Commercial Mortgage-Backed Securities (2.60%)
[3]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	1,194	1,197
[3]	Ally Auto Receivables Trust Series 2018-2	3.090%	6/15/23	2,230	2,253
[3]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	207	208
[3]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	2,375	2,404
[3]	Ally Auto Receivables Trust Series 2019-2	2.230%	1/16/24	10,893	11,002
[3]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,875	1,925
[3]	Ally Auto Receivables Trust Series 2019-4	1.840%	6/17/24	12,047	12,156
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,600	1,640
[3]	American Express Credit Account Master Trust Series 2017-7	2.350%	5/15/25	13,300	13,660
[3]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	14,150	14,797
[3]	American Express Credit Account Master Trust Series 2018-8	3.180%	4/15/24	2,200	2,213
[3]	American Express Credit Account Master Trust Series 2019-1	2.870%	10/15/24	18,955	19,313
[3]	American Express Credit Account Master Trust Series 2019-3	2.000%	4/15/25	7,450	7,612
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.260%	1/18/24	1,988	1,999
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	2,100	2,145
[3]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	2,101	2,115
[3]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	10,000	10,054
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	1,000	1,004
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	14,525	14,571
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,375	1,379
10

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	3,650	3,645
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	2,150	2,153
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,350	1,343
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	1,150	1,152
[3]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	10,750	10,938
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	2,115	2,109
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	2,050	2,168
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	4,465
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	10,088
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,888
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	10,730
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	4,853
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	5,500	5,945
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,753
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	3,722
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	7,581
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	6,401
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	4,512
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	8,872
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,464
[3]	BANK Series 2017-BNK8	4.206%	11/15/50	1,955	2,097
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	8,000	8,661
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	8,898
[3]	BANK Series 2018-BN10	3.641%	2/15/61	1,802	1,971
[3]	BANK Series 2018-BN10	3.688%	2/15/61	7,600	8,518
[3]	BANK Series 2018-BN10	3.898%	2/15/61	2,100	2,342
[3]	BANK Series 2018-BN11	4.046%	3/15/61	5,550	6,345
[3]	BANK Series 2018-BN12	4.255%	5/15/61	6,550	7,575
[3]	BANK Series 2018-BN12	4.488%	5/15/61	2,100	2,416
[3]	BANK Series 2018-BN13	3.953%	8/15/61	2,300	2,583
[3]	BANK Series 2018-BN13	4.217%	8/15/61	2,200	2,542
[3]	BANK Series 2018-BN14	3.966%	9/15/60	1,600	1,809
[3]	BANK Series 2018-BN14	4.128%	9/15/60	3,425	3,626
[3]	BANK Series 2018-BN14	4.231%	9/15/60	3,575	4,151
[3]	BANK Series 2018-BN14	4.481%	9/15/60	1,550	1,794
[3]	BANK Series 2018-BN15	4.407%	11/15/61	7,690	9,004
[3]	BANK Series 2019-BN16	4.005%	2/15/52	6,625	7,603
[3]	BANK Series 2019-BN17	3.714%	4/15/52	7,350	8,289
[3]	BANK Series 2019-BN17	3.976%	4/15/52	1,750	1,982
[3]	BANK Series 2019-BN18	3.584%	5/15/62	21,125	23,663
[3]	BANK Series 2019-BN18	3.826%	5/15/62	2,575	2,888
[3]	BANK Series 2019-BN19	3.183%	8/15/61	15,850	17,324
[3]	BANK Series 2019-BN19	4.167%	8/15/61	2,240	2,407
[3]	BANK Series 2019-BN20	3.011%	9/15/62	10,250	11,086
[3]	BANK Series 2019-BN21	2.851%	10/17/52	21,600	23,090
[3]	BANK Series 2019-BN21	3.093%	10/17/52	4,325	4,632
[3]	BANK Series 2019-BN22	2.978%	11/15/62	16,943	18,280
[3]	BANK Series 2019-BN23	2.920%	12/15/52	10,705	11,496
[3]	BANK Series 2019-BN23	3.203%	12/15/52	4,000	4,325
[3]	BANK Series 2019-BN24	2.960%	11/15/62	8,050	8,677
[3]	BANK Series 2019-BN24	3.283%	11/15/62	3,750	4,058
[3]	BANK Series 2020-BN25	2.649%	1/15/63	11,830	12,468
[3]	BANK Series 2020-BN25	2.841%	1/15/63	3,685	3,871
[3]	BANK Series 2020-BN26	2.403%	3/15/63	10,460	10,822
[3]	BANK Series 2020-BN26	2.687%	3/15/63	3,310	3,435
[3]	BANK Series 2020-BN27	2.144%	4/15/63	9,540	9,676
[3]	BANK Series 2020-BN27	2.551%	4/15/63	2,825	2,910
11

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Series 2020-BN28	1.844%	3/15/63	2,810	2,776
[3]	BANK Series 2020-BN29	1.997%	11/15/53	3,900	3,900
[3]	BANK Series 2020-BN30	1.925%	12/15/53	4,700	4,671
[3]	BANK Series 2020-BN30	2.111%	12/15/53	550	544
[3]	BANK Series 2021-BN31	2.036%	2/15/54	3,300	3,309
[3]	BANK Series 2021-BN31	2.211%	2/15/54	1,925	1,911
[3]	BANK Series 2021-BN32	2.643%	4/15/54	5,350	5,641
[3]	BANK Series 2021-BN33	2.556%	5/15/64	2,535	2,654
[3]	BANK Series 2021-BN34	2.438%	6/15/63	9,750	10,104
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	24,195
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	17,038
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,430
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	9,747
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	5,851
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	19,423
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	5,162
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	9,727
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	8,047
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	2,115
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,539
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	8,259
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,707
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	9,766
[3,5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	9,858
[3]	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26	5.513%	1/12/45	903	905
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	8,885
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,875
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	6,050	6,291
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	19,847
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	9,224
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	5,000	5,225
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	14,996
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	21,382
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	3,721
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	10,257
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	2,019
[3]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	3,325	3,531
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	4,670
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,447
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	26,379
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	12,402
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	3,936
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	6,887
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,926
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	17,678
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	4,726
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,867
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	14,790
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	14,360
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	7,208
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	26,781
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,372
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,500	2,587
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	5,672
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,708
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	3,339
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	1,123
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	6,740
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	564
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	8,324
12

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	855
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	6,077
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	8,318
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	2,746
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	13,150	13,201
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	4,434
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	7,915
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,708
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	8,231
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	3,882
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	5,548
[3]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	3,925	3,928
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	1,250	1,248
[3]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	1,213	1,222
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	1,400	1,404
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	575	576
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	4,530
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	8,629
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	8,562
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	3,723
[3]	Capital One Multi-Asset Execution Trust Series 2017-A3	2.430%	1/15/25	9,850	10,006
[3]	Capital One Multi-Asset Execution Trust Series 2017-A6	2.290%	7/15/25	20,950	21,477
[3]	Capital One Multi-Asset Execution Trust Series 2019-A1	2.840%	12/15/24	4,250	4,321
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	12,040	12,630
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	4,070	4,118
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	2,125	2,190
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	3,175	3,216
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	800	819
[3]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	2,830	2,846
[3]	CarMax Auto Owner Trust Series 2018-1	2.480%	11/15/22	395	396
[3]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	1,200	1,213
[3]	CarMax Auto Owner Trust Series 2018-2	2.980%	1/17/23	782	785
[3]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	2,625	2,674
[3]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	10,750	10,925
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,350	1,398
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	10,328	10,531
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	790	817
[3]	CarMax Auto Owner Trust Series 2020-2	1.700%	11/15/24	6,250	6,330
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	7,475	7,504
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	850	852
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	4,225	4,224
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	1,120	1,112
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	275	275
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	3,820	3,815
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	825	818
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	6,900	6,909
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,600	1,601
[3]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	1,325	1,323
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	9,641
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	8,033
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,285	1,378
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	10,814
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,761
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	5,653
[3]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	3,295
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,839
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	3,300	3,558
13

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	7,228
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	4,179
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	850	956
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	8,524
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,810	7,074
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	19,361
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	7,535	7,880
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	6,393
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	8,896
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	6,362
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,200	15,299
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	4,016
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	14,783
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,938
[3]	Chase Issuance Trust Series 2012-A7	2.160%	9/15/24	23,690	24,249
[3]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	26,500	27,021
[3]	Citibank Credit Card Issuance Trust Series 2016-A2	2.190%	11/20/23	11,325	11,414
[3]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	26,125	27,584
[3]	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	6,200	6,464
[3]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	5,020	5,112
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	3,165	3,281
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	2,000	2,069
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	549	569
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	3,475	3,730
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	2,875	3,079
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	438	453
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	3,150	3,348
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	1,150	1,236
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	1,150	1,217
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	646	673
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,700	1,824
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	1,425	1,531
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	354	369
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	3,025	3,247
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	2,450	2,620
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	3,875	4,168
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	8,525	9,208
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	11,450	12,204
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	4,550	4,822
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	9,075	9,725
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	4,365	4,620
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	4,625	5,065
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	5,725	6,293
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	3,288	3,443
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	7,029
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,724
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,900	3,109
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	16,364
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	12,627
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	3,290
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	4,086
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	11,780
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	2,329
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,500	2,776
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,950	3,067
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	19,675
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	5,441	5,929
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,686
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	13,210	14,149
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	17,431
14

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	15,182
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,794
[3]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	2,580	2,632
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	2,950	3,007
[3]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	4,889	4,945
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	5,119	5,237
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,500	1,539
[3]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	1,120	1,197
[3]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	700	723
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,909	2,030
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	8,590	9,213
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,430	1,537
[3]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	857	887
[3]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	2,166	2,274
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,700	1,804
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	1,150	1,209
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	608
[3]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	298	309
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	5,850	6,296
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,750	1,881
[3]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	5,858	5,982
[3]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	1,405	1,457
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	3,762	3,953
[3]	COMM Mortgage Trust Series 2013-CR9	4.389%	7/10/45	5,860	6,219
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,916	3,105
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	4,209	4,322
[3]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	2,547	2,630
[3]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	974	995
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	700	701
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	1,775	1,914
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	1,950	2,106
[3]	COMM Mortgage Trust Series 2014-CR14	4.762%	2/10/47	1,175	1,265
[3]	COMM Mortgage Trust Series 2014-CR15	2.928%	2/10/47	100	100
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	774	805
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	2,641	2,845
[3]	COMM Mortgage Trust Series 2014-CR15	4.815%	2/10/47	1,320	1,423
[3]	COMM Mortgage Trust Series 2014-CR15	4.865%	2/10/47	2,730	2,926
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	1,150	1,197
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	2,950	3,180
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	798	830
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,225	2,408
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	1,375	1,452
[3]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	2,181	2,249
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	1,400	1,512
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,845	1,991
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	8,400	9,093
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	2,250	2,431
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	5,533	5,846
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	2,375	2,538
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	7,835	8,342
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	11,435	12,246
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,460	3,771
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	534	555
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	2,533	2,722
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	709	760
[3]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	449	483
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	5,700	6,151
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	1,425	1,502
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	5,575	5,969
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	2,144	2,294
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	6,650	7,210
15

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	COMM Mortgage Trust Series 2014-UBS6	2.935%	12/10/47	546	547
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	3,905	4,079
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	10,725	11,589
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,800	3,032
[3]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	674	675
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	7,950	8,558
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,525	10,257
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	2,671	2,791
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,729	6,219
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	2,325	2,524
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	664	705
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	5,725	6,292
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	16,170	17,695
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	5,179	5,466
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	5,900	6,450
[3]	COMM Mortgage Trust Series 2015-CR27	4.487%	10/10/48	1,200	1,312
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	5,960	6,405
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	848	883
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	5,894	6,312
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,687	2,878
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	594	630
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	11,545	12,720
[3]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	6,600	7,242
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	15,475	17,055
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	6,462	6,861
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	750	807
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	2,270
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,961
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	7,402
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	20,879
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	3,250
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	5,550	5,975
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	2,825	3,026
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	2,250	2,348
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	7,400	7,994
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,900	3,055
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	3,581	3,747
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	11,085	12,103
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.266%	8/15/48	2,625	2,773
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	3,045	3,224
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	6,605	7,268
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	12,747
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	11,161
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	8,771
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	3,577
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	17,885
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	18,899
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	28,200	32,197
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	17,460
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	16,957
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,854
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	8,493
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	4,611
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	5,326
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	8,655
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	2,366
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	9/15/53	3,100	3,088
[3]	Discover Card Execution Note Trust Series 2017-A2	2.390%	7/15/24	6,250	6,326
[3]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	13,150	13,738
[3]	Discover Card Execution Note Trust Series 2019-A3	1.890%	10/15/24	15,740	16,068
[3]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	2,175	2,263
16

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	6,855	7,132
[3]	Drive Auto Receivables Trust Series 2020-1	2.080%	7/15/24	4,215	4,246
[3]	Drive Auto Receivables Trust Series 2020-1	2.360%	3/16/26	2,615	2,615
[3]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	550	555
[3]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	1,725	1,728
[3]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	1,450	1,457
[3]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	4,665	4,711
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	2,190	2,191
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	5,240	5,236
[3,4]	Fannie Mae-Aces Series 2012-M5	2.715%	2/25/22	1,240	1,254
[3,4]	Fannie Mae-Aces Series 2013-M14	2.634%	4/25/23	2,006	2,059
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	12,020	12,695
[3,4]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	2,594	2,656
[3,4]	Fannie Mae-Aces Series 2014-M1	3.185%	7/25/23	11,756	12,305
[3,4]	Fannie Mae-Aces Series 2014-M12	2.614%	10/25/21	2,065	2,073
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	9,189	9,787
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	11,832	12,558
[3,4]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	4,440	4,716
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	6,488	6,909
[3,4]	Fannie Mae-Aces Series 2014-M7	3.338%	6/25/24	10,908	11,640
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	6,726	7,122
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	9,287	9,881
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	13,584	14,314
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	5,091	5,578
[3,4]	Fannie Mae-Aces Series 2015-M11	2.915%	4/25/25	3,000	3,209
[3,4]	Fannie Mae-Aces Series 2015-M12	2.884%	5/25/25	10,338	11,057
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	14,400	15,492
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	7,853	8,301
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	5,136	5,433
[3,4]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	3,209	3,242
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	8,337	8,804
[3,4]	Fannie Mae-Aces Series 2015-M8	2.344%	1/25/25	1,274	1,296
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	5,700	6,087
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	17,000	18,034
[3,4]	Fannie Mae-Aces Series 2016-M12	2.308%	10/25/23	987	1,023
[3,4]	Fannie Mae-Aces Series 2016-M12	2.533%	9/25/26	17,200	18,246
[3,4]	Fannie Mae-Aces Series 2016-M13	2.566%	9/25/26	7,059	7,506
[3,4]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	5,291	5,378
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	5,674	6,074
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	5,775	6,171
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	15,761	16,770
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	10,500	11,189
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	2,088	2,144
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	4,893	5,122
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	18,939	19,964
[3,4]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	11,631	12,359
[3,4]	Fannie Mae-Aces Series 2017-M10	2.639%	7/25/24	5,848	6,112
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	4,000	4,433
[3,4]	Fannie Mae-Aces Series 2017-M12	3.181%	6/25/27	19,323	21,303
[3,4]	Fannie Mae-Aces Series 2017-M13	3.023%	9/25/27	1,328	1,454
[3,4]	Fannie Mae-Aces Series 2017-M14	2.964%	11/25/27	5,285	5,769
[3,4]	Fannie Mae-Aces Series 2017-M15	3.196%	11/25/27	15,725	17,006
[3,4]	Fannie Mae-Aces Series 2017-M2	2.890%	2/25/27	7,882	8,540
[3,4]	Fannie Mae-Aces Series 2017-M3	2.559%	12/25/26	10,730	11,485
[3,4]	Fannie Mae-Aces Series 2017-M4	2.665%	12/25/26	14,878	15,940
[3,4]	Fannie Mae-Aces Series 2017-M5	3.276%	4/25/29	1,455	1,634
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	12,125	13,181
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	15,200	16,746
[3,4]	Fannie Mae-Aces Series 2018-M1	3.084%	12/25/27	9,970	10,964
[3,4]	Fannie Mae-Aces Series 2018-M10	3.482%	7/25/28	900	1,016
[3,4]	Fannie Mae-Aces Series 2018-M12	3.775%	8/25/30	2,530	2,959
17

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae-Aces Series 2018-M13	3.820%	9/25/30	11,485	13,536
[3,4]	Fannie Mae-Aces Series 2018-M14	3.700%	8/25/28	10,100	11,606
[3,4]	Fannie Mae-Aces Series 2018-M2	2.999%	1/25/28	27,525	30,284
[3,4]	Fannie Mae-Aces Series 2018-M3	3.191%	2/25/30	3,490	3,933
[3,4]	Fannie Mae-Aces Series 2018-M4	3.147%	3/25/28	12,018	13,320
[3,4]	Fannie Mae-Aces Series 2018-M7	3.150%	3/25/28	7,275	8,059
[3,4]	Fannie Mae-Aces Series 2018-M8	3.436%	6/25/28	5,663	6,372
[3,4]	Fannie Mae-Aces Series 2019-M1	3.673%	9/25/28	20,675	23,612
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	41,325	45,287
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	14,145	15,139
[3,4]	Fannie Mae-Aces Series 2019-M2	3.749%	11/25/28	11,675	13,186
[3,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,000	7,480
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	26,055	27,929
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	17,675	20,680
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	10,525	11,842
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	14,000	15,680
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	4/25/29	18,875	20,846
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	9,358	9,809
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	14,349
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	5,595	5,725
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	9,579
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	17,674
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	14,000	13,850
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	7,180	7,570
[3,4]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/30	10,925	10,704
[3,4]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	8,700	8,606
[3,4]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	20,925	20,892
[3,4]	Fannie Mae-Aces Series 2021-M13	1.659%	4/25/31	3,120	3,136
[3,4]	Fannie Mae-Aces Series 2021-M4	1.515%	2/25/31	14,675	14,606
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K017	2.873%	12/25/21	16,196	16,293
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K018	2.789%	1/25/22	8,281	8,363
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K019	2.272%	3/25/22	7,195	7,270
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K020	2.373%	5/25/22	20,669	20,964
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K021	2.396%	6/25/22	11,697	11,870
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	865	880
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K023	2.307%	8/25/22	10,000	10,182
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K026	2.510%	11/25/22	16,600	17,026
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K027	2.637%	1/25/23	16,625	17,128
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	26,300	27,297
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	2.839%	10/25/22	1,010	1,018
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	16,425	17,119
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	2.779%	9/25/22	1,280	1,287
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	17,675	18,447
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	16,452	17,248
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.016%	2/25/23	3,844	3,927
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	17,660	18,560
18

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	2.871%	2/25/23	5,426	5,570
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	19,075	19,938
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	15,354	16,182
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	19,775	20,842
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	17,403	18,510
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	6,475	6,912
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	1,167	1,189
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	19,450	20,804
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	1,207	1,239
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	10,850	11,652
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	3,073	3,194
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	14,400	15,491
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	14,025	15,089
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	1,387	1,426
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,970	34,998
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	1,294	1,327
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	10,900	11,712
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	3,000	3,202
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	4/25/48	3,245	3,343
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	4/25/48	9,050	9,724
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	9,175	9,934
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	1,611	1,676
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	6,850	7,460
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,600	12,617
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	9,350	10,092
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	10,325	11,275
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	7,025	7,644
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	4,050	4,386
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	15,825	16,993
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.263%	4/25/25	279	288
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	14,200	15,229
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,625	12,401
19

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	18,025	19,270
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	12,439
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	7,132
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,788
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,800	14,219
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	14,336
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	32,652
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	15,714
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	3,328
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	11,101
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	20,106
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	8,542
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	14,000	15,573
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	5,461
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	11,242
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	8,238
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	10,855
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	18,431
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	12,536
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	41,641
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	20,807
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	7,544
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	11,842
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	930	1,034
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	13,139
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	36,272
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	13,609
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	11,279
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	11/25/51	36,100	41,675
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	44,545
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,664	1,832
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	17,529
20

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	18,593
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	12,052
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	13,861
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	23,383
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	14,955
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,400	25,948
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	17,369
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	17,368
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	14,810
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	28,307
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	13,194
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	23,038
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	20,715
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	18,176
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	2/25/52	25,885	27,420
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	3/25/53	5,665	5,840
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	26,140
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	6,542
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	9,865
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	6,191
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	5,377
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	11,430
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	15,355
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	19,525
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	19,062
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	25,191
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	3,518
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	17,365
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	11/25/53	1,891	1,866
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	11/25/53	10,880	10,914
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	795	783
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	10,907
21

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	2/25/54	22,275	22,482
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	18,880
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	44,505
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	23,915
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	28,870
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	16,115	16,808
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,600	3,590
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	27,033
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	4,903
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	28,728
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	6,047
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	15,583
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	24,560
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	14,863
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	14,590
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	13,817
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	19,574
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	5,990
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	11,703
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	6,558
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,657	3,784
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	13,871
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	11,255
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	9,821
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	2,100	2,405
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	2,475	2,892
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	6,115
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	13,433
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	4,314
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	5,667
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K717	2.991%	9/25/21	8,442	8,459
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	10,084	10,170
22

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K720	2.716%	6/25/22	7,525	7,644
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	1,650	1,668
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.406%	3/25/23	2,000	2,056
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	10,425	10,789
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,500	9,971
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	26,090	27,526
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	11,685	12,288
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	12,500	13,215
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	26,975	28,712
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	42,975	45,986
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.452%	9/25/24	244	252
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	15,975	17,353
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	13,200	14,288
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	13,200	14,457
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	21,100	23,014
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	20,000	21,583
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	25,357
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	8,508
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,650	23,826
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,376
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	12,786
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	8,495
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	10,225	10,867
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS03	3.161%	5/25/25	7,100	7,671
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	11,657
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	11,600	12,515
[3]	Fifth Third Auto Trust Series 2019-1	2.640%	12/15/23	4,497	4,545
[3]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	2,375	2,453
[3]	Ford Credit Auto Lease Trust Series 2019-A	2.980%	6/15/22	251	251
[3]	Ford Credit Auto Lease Trust Series 2020-B	0.620%	8/15/23	9,400	9,429
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	6,700	6,699
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,365	1,364
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	5,593	5,657
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	3,700	3,838
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	845	851
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	9,525	9,559
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,965	1,978
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	4,450	4,451
23

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,890	1,875
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	9,800	9,789
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	3,535	3,519
[3]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	9,800	10,063
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	11,925	12,488
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	11,408	12,011
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,825	16,909
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	2,665	2,668
[3]	GM Financial Automobile Leasing Trust Series 2019-2	2.720%	3/20/23	1,304	1,307
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	1,460	1,468
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	530	536
[3]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	1,125	1,131
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	29,355	29,411
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	1,125	1,128
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	575	576
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	5,800	5,789
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	850	848
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	2.810%	12/16/22	1,150	1,155
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	5,250	5,331
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.320%	6/17/24	1,200	1,239
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	5,270	5,329
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,580	1,623
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-2	1.490%	12/16/24	1,730	1,751
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	10,105	10,129
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,700	1,704
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	7,165	7,167
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	1,000	993
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	5,085	5,076
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	4,945	4,901
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	3,450	3,456
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	1,050	1,052
[3]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	4,490	4,491
[3]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	1,085	1,084
[3]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	690	689
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	4,077	4,206
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,529	1,576
[3]	GS Mortgage Securities Trust Series 2012-GC6	3.482%	1/10/45	7,027	7,065
[3]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	1,574	1,590
[3]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	5,369	5,486
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	5,682	5,905
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	1,792	1,864
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	600	618
[3]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	7,350	7,836
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	596	621
24

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	8,725	9,364
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	18,304	19,602
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	1,975	2,072
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	1,181	1,226
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	130	130
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,950	2,103
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	7,125	7,735
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.648%	9/10/47	1,675	1,748
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	2,335	2,438
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	11,450	12,374
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	2,000	2,160
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,700	1,764
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	6,200	6,675
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5,700	6,152
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	4,764	5,019
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	2,275	2,494
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,358	2,489
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	5,137	5,422
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	6,096
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,748
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	12,221
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	4,334
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	3,189
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	9,280
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	3,687
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	13,474
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	1,090
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	14,531
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	3,833
[3]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	3,602
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	8,598
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,697
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	8,699
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	16,200	17,503
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	3,775	4,063
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	7,752
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	7,912
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	2,262
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	4,406
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	7,190
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	1,098
[3]	Honda Auto Receivables Owner Trust Series 2018-1	2.830%	5/15/24	3,041	3,044
[3]	Honda Auto Receivables Owner Trust Series 2018-2	3.010%	5/18/22	208	208
[3]	Honda Auto Receivables Owner Trust Series 2018-2	3.160%	8/19/24	2,600	2,621
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	6,239	6,317
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,720	1,769
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	6,350	6,438
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	965	987
[3]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	3,800	3,824
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	22,195	22,222
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	1,275	1,271
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	6,400	6,394
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,725	2,717
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	7,900	7,873
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.790%	7/15/22	14	14
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	4,200	4,234
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	975	1,004
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	700	710
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	2,800	2,805
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	1,125	1,126
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	3,250	3,251
25

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	850	847
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	2,375	2,374
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	1,050	1,047
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	6,110	6,218
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	4,846	4,949
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	3,935	3,979
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	2,965	3,031
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,273	2,350
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,735	1,799
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	729	753
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	2,293	2,406
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	9,173	9,837
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,600	1,721
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.124%	12/15/46	1,600	1,709
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	11,478	11,904
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	2,590	2,650
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	3,055	3,280
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	5,100
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	15,259
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	761
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	6,415
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	5,121
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,776	1,863
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.175%	7/15/45	1,184	1,248
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	715	743
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	3,455	3,619
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	1,260	1,340
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	186	193
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	2,940	3,148
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	1,680	1,795
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	825	859
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	5,500	5,919
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	1,100	1,183
26

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.048%	1/15/47	1,650	1,760
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	15,816	17,016
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	1,173	1,260
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.960%	2/15/47	1,422	1,497
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	933	945
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	2,800	3,010
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	2,225	2,397
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	816	848
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	1,375	1,485
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	1,670	1,791
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	8,325	8,998
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	2,225	2,380
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	4,175	4,546
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,662
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	563	569
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	2,275	2,453
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	4,354
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	9,975	10,772
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	2,775	2,992
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	17,150	18,517
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	2,875	3,090
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	3,035
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	4,211	4,401
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	3,048	3,245
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	6,775	7,236
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,725	1,844
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	2,274	2,382
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	4,650	5,040
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	4,413	4,609
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	5,675	6,236
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	3,192
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	2,262	2,391
27

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	9,960	10,890
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	4,585	4,839
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	6,363
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,230	4,671
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	4,082	4,312
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.889%	3/15/49	330	366
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	19,091
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	3,538
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	1,635	1,657
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	11,856
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	4,939
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	2,244
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	20,215
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	13,210
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	1,187
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,722
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	2,154
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	4,718	5,071
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	15,767
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	6,155
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	4,250
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,637
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	15,087
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,806
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	16,976
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,999
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	3,700	3,727
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	1,600	1,625
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	700	701
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	4,655	4,655
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,915	1,911
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	3,450	3,448
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,450	1,449
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	2,795	2,806
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	550	553
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	3,025	3,072
28

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	2,255	2,300
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.217%	7/15/46	8,000	8,441
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.296%	8/15/46	1,680	1,761
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.496%	8/15/46	840	836
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,915	4,184
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	3,500	3,745
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.909%	11/15/46	1,750	1,847
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	3,011	3,098
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	599	617
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	3,475	3,584
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,800	1,860
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	3,475	3,609
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	2,150	2,235
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	4,475	4,807
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.028%	2/15/47	1,600	1,726
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	649	675
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	4,200	4,516
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.493%	6/15/47	1,675	1,718
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,400	1,507
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.633%	10/15/47	1,675	1,801
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	2,729	2,848
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	5,050	5,437
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	1,966	2,036
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	10,125	10,826
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	2,500	2,671
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	4,498	4,702
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	4,500	4,811
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	3,015
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	1,383	1,446
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	5,775	6,329
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,900	5,364
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	5,725	6,009
29

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	5,672	6,219
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	3,303	3,476
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	4,325	4,702
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	2,594	2,744
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,841
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	3,912	4,082
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	13,035
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	2,135	2,247
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,347
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	12,458
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	15,322
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	15,058
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	5,102
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	9,023
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	5,754
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	6,176
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	9,236
[3,5]	Morgan Stanley Capital I Inc. Series 2021-L6	2.444%	6/15/54	5,275	5,433
[3,5]	Morgan Stanley Capital I Inc. Series 2021-L6	2.749%	6/15/54	900	927
[3,5]	Morgan Stanley Capital I Inc. Series 2021-L6	2.951%	6/15/54	525	541
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.244%	3/15/45	4,860	4,893
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	2,900	2,927
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	4,516
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	6,317
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	5,037
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	12,466
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	12,771
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	5,360
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	1,000	1,078
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	8,286
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	11,541
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	16,447
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	2,075
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	6,142
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	4,100	4,571
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	9,698
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	11,897
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	7,628
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	11,125
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,652
[3]	New York City Housing Development Corp. Series 2014-8SPR	3.709%	2/15/48	150	158
[3]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	2,650	2,668
[3]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	1,050	1,065
[3]	Nissan Auto Receivables Owner Trust Series 2017-B	1.950%	10/16/23	1,047	1,050
[3]	Nissan Auto Receivables Owner Trust Series 2018-A	2.890%	6/17/24	4,479	4,524
30

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	5,358	5,440
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,850	1,909
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.930%	7/15/24	9,130	9,238
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	2,150	2,216
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	2,240	2,268
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	3,240	3,250
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	850	855
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	6,975	6,951
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	3,300	3,286
[3]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	1,221	1,261
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	1,175	1,284
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	3,275
[3]	Santander Drive Auto Receivables Trust Series 2018-2	3.350%	7/17/23	227	228
[3]	Santander Drive Auto Receivables Trust Series 2018-3	3.510%	8/15/23	250	250
[3]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	2,893	3,035
[3]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	1,700	1,708
[3]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	2,250	2,274
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	2,240	2,246
[3]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,690	1,702
[3]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	1,675	1,680
[3]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	2,225	2,236
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	5,700	5,702
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	3,125	3,122
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	1,975	1,976
[3]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	4,480	4,474
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,900	3,903
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	9,454
[3]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	3,820	3,897
[3]	Synchrony Card Issuance Trust Series 2018-A1	3.380%	9/15/24	15,275	15,374
[3]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	9,050	9,326
[3]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	15,675	16,589
[3]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	2,254	2,270
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	2.960%	9/15/22	1,016	1,020
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	1,175	1,196
[3]	Toyota Auto Receivables Owner Trust Series 2019-D	1.920%	1/16/24	23,000	23,283
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.660%	5/15/24	7,900	8,006
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	2,315	2,377
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	700	709
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	2,440	2,446
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	4,775	4,778
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	925	925
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	3,675	3,667
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,485	1,477
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	21,050	20,960
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,650	2,630
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	11,088
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	5,218
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	8,852
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	2,353
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	10,623
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	4,442
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	6,450	6,917
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	8,828
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,940
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	5,817
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	9,087
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	4,855
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	12,039
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	3,028
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	6,904
31

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	4,656
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,141	1,207
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	6,735
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	1,244
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	15,093
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	10,411
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	7,900	8,796
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	17,955
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	4,790
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	17,954
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	5,847
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,749
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	6,890
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	4,079
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	2,480
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	4,636	4,778
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	7,716	7,997
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	1,150	1,190
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	27,950	27,885
[3]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	10,535	10,716
[3]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	28,335	28,410
[3]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	1,790	1,793
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	673	676
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	1,050	1,064
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	1,700	1,713
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	8,416	8,599
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	671	698
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	23,025	24,784
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	550	572
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	1,365	1,423
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	1,201	1,209
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	5,650	6,086
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	2,850	3,067
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	4,226	4,390
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	3,150	3,370
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	2,275	2,408
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	12,041	12,637
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	8,500	9,245
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,619	1,753
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	4,549	4,756
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	8,500	9,278
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	1,157	1,204
32

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	14,401	15,458
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	2,850	3,012
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,971	2,088
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	3,425	3,778
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	3,221
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	332	332
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	2,908	3,000
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	2,275	2,436
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	4,255	4,508
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	3,261
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	10,340	11,180
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	14,678
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,874
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	2,834	2,983
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	7,345
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	2,350	2,567
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	5,021
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	5,221
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	5,275	5,517
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	9,724
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,695
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,241
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	12,621
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	3,535
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	10,653
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	5,895
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	5,849
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	8,887
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	2,364
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	14,658
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	5,240
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	9,555
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	9,411
33

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	17,999
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	3,090
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	12,140
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	11,652
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	7,013
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	12,427
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	4,715
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	15,157
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	8,615
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	12,291
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	3,030
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	5,056
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	11,593
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	6,988
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	9,475	10,042
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	2,337
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,798
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	6,128
[3]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	10,900	11,180
[3]	WFRBS Commercial Mortgage Trust Series 2012-C6	3.440%	4/15/45	3,209	3,224
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	4,975	5,062
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	4,400	4,423
[3]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	3,100	3,159
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	5,346	5,471
[3]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	4,104	4,225
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	1,688	1,748
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	820	852
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	3,436	3,566
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	673	699
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	6,000	6,277
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	3,000	3,123
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	424	438
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	4,470	4,721
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	1,120	1,179
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	593	616
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,250	1,340
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,100	2,259
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	566	587
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	1,450	1,544
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	1,150	1,224
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	1,150	1,230
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	5,010	5,399
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	575	618
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	5.024%	12/15/46	862	910
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	2,342	2,503
34

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.208%	3/15/46	575	608
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	514	534
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	891	916
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	2,825	3,047
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	950	1,007
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	632	659
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	2,319	2,399
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,675	1,808
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,675	1,801
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,517	1,609
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	4,000	4,308
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	8,200	8,871
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,806
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	2,088	2,189
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,675	1,822
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	1,125	1,220
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	1,182	1,263
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,860	3,080
[3]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	3,050	3,302
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	1,460	1,509
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	6,720	7,214
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	2,800	3,008
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	6,850	6,930
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,705	1,764
[3]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	2,765	2,806
[3]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	5,525	5,572
[3]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	1,575	1,605
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	2,795	2,807
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	615	620
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	3,100	3,107
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	1,125	1,126
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	3,275	3,269
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	875	870
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	5,035	5,025
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	5,625	5,640
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	1,125	1,126
[3]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	840	842
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,786,496)					8,130,007
Corporate Bonds (28.76%)
Communications (2.65%)
	Activision Blizzard Inc.	3.400%	9/15/26	12,813	14,105
	Activision Blizzard Inc.	3.400%	6/15/27	3,257	3,588
	Activision Blizzard Inc.	1.350%	9/15/30	7,000	6,556
	Activision Blizzard Inc.	4.500%	6/15/47	6,852	8,549
	Activision Blizzard Inc.	2.500%	9/15/50	19,000	17,079
	Alphabet Inc.	0.450%	8/15/25	10,786	10,671
	Alphabet Inc.	1.998%	8/15/26	9,147	9,571
	Alphabet Inc.	0.800%	8/15/27	14,376	13,963
	Alphabet Inc.	1.100%	8/15/30	27,800	26,407
	Alphabet Inc.	1.900%	8/15/40	18,475	16,819
	Alphabet Inc.	2.050%	8/15/50	29,344	25,972
	Alphabet Inc.	2.250%	8/15/60	23,175	20,528
	America Movil SAB de CV	3.125%	7/16/22	37,185	38,196
	America Movil SAB de CV	3.625%	4/22/29	8,386	9,258
	America Movil SAB de CV	2.875%	5/7/30	4,325	4,559
	America Movil SAB de CV	6.375%	3/1/35	16,653	23,849
	America Movil SAB de CV	6.125%	11/15/37	6,233	8,645
	America Movil SAB de CV	6.125%	3/30/40	20,896	29,621
35

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	America Movil SAB de CV	4.375%	7/16/42	15,826	19,060
	America Movil SAB de CV	4.375%	4/22/49	26,638	32,910
	AT&T Inc.	2.625%	12/1/22	1,577	1,618
	AT&T Inc.	4.050%	12/15/23	6,400	6,941
	AT&T Inc.	0.900%	3/25/24	23,915	23,966
	AT&T Inc.	4.450%	4/1/24	21,518	23,512
	AT&T Inc.	3.950%	1/15/25	22,206	24,521
	AT&T Inc.	3.400%	5/15/25	28,753	31,330
	AT&T Inc.	3.600%	7/15/25	15,068	16,527
	AT&T Inc.	4.125%	2/17/26	32,584	36,619
	AT&T Inc.	1.700%	3/25/26	38,630	39,045
	AT&T Inc.	2.950%	7/15/26	150	161
	AT&T Inc.	3.800%	2/15/27	16,119	17,980
	AT&T Inc.	4.250%	3/1/27	20,507	23,277
	AT&T Inc.	2.300%	6/1/27	35,725	36,971
	AT&T Inc.	1.650%	2/1/28	24,625	24,442
[3]	AT&T Inc.	4.100%	2/15/28	21,146	24,115
	AT&T Inc.	4.350%	3/1/29	40,280	46,625
[3]	AT&T Inc.	4.300%	2/15/30	40,547	46,880
	AT&T Inc.	2.750%	6/1/31	35,510	36,916
	AT&T Inc.	2.250%	2/1/32	33,530	32,956
[3,7]	AT&T Inc.	2.550%	12/1/33	50,971	50,519
	AT&T Inc.	6.150%	9/15/34	1,625	2,149
	AT&T Inc.	4.500%	5/15/35	33,776	39,639
	AT&T Inc.	5.250%	3/1/37	24,346	30,708
	AT&T Inc.	4.900%	8/15/37	16,860	20,748
	AT&T Inc.	4.850%	3/1/39	27,023	32,853
	AT&T Inc.	5.350%	9/1/40	20,725	26,693
	AT&T Inc.	3.500%	6/1/41	33,630	35,007
	AT&T Inc.	5.550%	8/15/41	22,471	29,625
	AT&T Inc.	5.150%	3/15/42	8,284	10,390
	AT&T Inc.	4.900%	6/15/42	11,177	13,614
	AT&T Inc.	4.300%	12/15/42	21,041	23,965
	AT&T Inc.	3.100%	2/1/43	29,465	28,885
	AT&T Inc.	4.650%	6/1/44	18,122	21,324
	AT&T Inc.	4.350%	6/15/45	15,645	17,875
	AT&T Inc.	4.750%	5/15/46	28,839	35,036
[3]	AT&T Inc.	5.150%	11/15/46	10,599	13,577
	AT&T Inc.	5.450%	3/1/47	19,386	25,581
	AT&T Inc.	4.500%	3/9/48	27,608	32,519
	AT&T Inc.	4.550%	3/9/49	20,192	23,698
	AT&T Inc.	5.150%	2/15/50	21,882	28,310
	AT&T Inc.	3.650%	6/1/51	38,907	40,661
	AT&T Inc.	3.300%	2/1/52	30,248	29,461
[3,7]	AT&T Inc.	3.500%	9/15/53	96,830	97,113
[3,7]	AT&T Inc.	3.550%	9/15/55	87,919	88,097
[3,7]	AT&T Inc.	3.800%	12/1/57	74,443	77,793
[3,7]	AT&T Inc.	3.650%	9/15/59	82,246	83,325
	AT&T Inc.	3.850%	6/1/60	19,281	20,338
	AT&T Inc.	3.500%	2/1/61	18,710	18,340
	Baidu Inc.	2.875%	7/6/22	10,200	10,418
	Baidu Inc.	3.500%	11/28/22	8,855	9,190
	Baidu Inc.	3.875%	9/29/23	10,850	11,534
	Baidu Inc.	4.375%	5/14/24	9,694	10,582
	Baidu Inc.	3.075%	4/7/25	6,000	6,354
	Baidu Inc.	1.720%	4/9/26	10,200	10,315
	Baidu Inc.	3.625%	7/6/27	9,400	10,375
	Baidu Inc.	4.375%	3/29/28	6,625	7,534
	Baidu Inc.	4.875%	11/14/28	7,725	9,139
	Baidu Inc.	3.425%	4/7/30	4,825	5,234
	Baidu Inc.	2.375%	10/9/30	4,000	4,013
36

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	4,653	5,644
[3]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,000	5,472
	Booking Holdings Inc.	2.750%	3/15/23	6,527	6,776
	Booking Holdings Inc.	3.650%	3/15/25	10,475	11,457
	Booking Holdings Inc.	3.600%	6/1/26	28,790	31,916
	Booking Holdings Inc.	3.550%	3/15/28	8,805	9,818
	Booking Holdings Inc.	4.625%	4/13/30	12,105	14,481
	British Telecommunications plc	4.500%	12/4/23	9,450	10,283
	British Telecommunications plc	5.125%	12/4/28	9,550	11,389
	British Telecommunications plc	9.625%	12/15/30	34,338	53,248
	Charter Communications Operating LLC	4.464%	7/23/22	39,751	41,147
[3]	Charter Communications Operating LLC	4.500%	2/1/24	15,964	17,388
	Charter Communications Operating LLC	4.908%	7/23/25	36,508	41,396
	Charter Communications Operating LLC	3.750%	2/15/28	26,777	29,556
	Charter Communications Operating LLC	4.200%	3/15/28	15,665	17,720
	Charter Communications Operating LLC	5.050%	3/30/29	19,460	23,004
	Charter Communications Operating LLC	2.800%	4/1/31	21,055	21,539
	Charter Communications Operating LLC	2.300%	2/1/32	9,625	9,270
	Charter Communications Operating LLC	6.384%	10/23/35	36,034	48,289
	Charter Communications Operating LLC	5.375%	4/1/38	10,625	13,086
	Charter Communications Operating LLC	3.500%	6/1/41	13,375	13,466
	Charter Communications Operating LLC	6.484%	10/23/45	47,013	64,888
	Charter Communications Operating LLC	5.375%	5/1/47	31,847	39,052
	Charter Communications Operating LLC	5.750%	4/1/48	40,084	51,153
	Charter Communications Operating LLC	5.125%	7/1/49	14,898	17,796
	Charter Communications Operating LLC	4.800%	3/1/50	33,983	39,152
	Charter Communications Operating LLC	3.700%	4/1/51	24,094	23,977
	Charter Communications Operating LLC	3.900%	6/1/52	35,795	36,424
	Charter Communications Operating LLC	6.834%	10/23/55	7,333	10,813
	Charter Communications Operating LLC	3.850%	4/1/61	23,690	23,287
	Charter Communications Operating LLC	4.400%	12/1/61	19,115	20,559
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	20,662	23,247
	Comcast Corp.	3.600%	3/1/24	6,683	7,217
	Comcast Corp.	3.700%	4/15/24	19,712	21,365
	Comcast Corp.	3.375%	2/15/25	25,916	28,124
	Comcast Corp.	3.100%	4/1/25	1,650	1,780
	Comcast Corp.	3.375%	8/15/25	33,624	36,701
	Comcast Corp.	3.950%	10/15/25	39,512	44,222
	Comcast Corp.	3.150%	3/1/26	22,800	24,810
	Comcast Corp.	2.350%	1/15/27	29,422	30,877
	Comcast Corp.	3.300%	2/1/27	32,449	35,627
	Comcast Corp.	3.300%	4/1/27	14,175	15,628
	Comcast Corp.	3.150%	2/15/28	19,750	21,657
	Comcast Corp.	3.550%	5/1/28	2,750	3,077
	Comcast Corp.	4.150%	10/15/28	55,074	63,771
	Comcast Corp.	2.650%	2/1/30	21,292	22,403
	Comcast Corp.	3.400%	4/1/30	19,600	21,648
	Comcast Corp.	4.250%	10/15/30	25,206	29,641
	Comcast Corp.	1.950%	1/15/31	18,525	18,259
	Comcast Corp.	1.500%	2/15/31	14,725	13,952
	Comcast Corp.	4.250%	1/15/33	22,904	27,271
	Comcast Corp.	7.050%	3/15/33	6,397	9,294
	Comcast Corp.	4.200%	8/15/34	13,532	15,995
	Comcast Corp.	5.650%	6/15/35	6,106	8,262
	Comcast Corp.	4.400%	8/15/35	13,113	15,793
	Comcast Corp.	6.500%	11/15/35	21,908	31,879
	Comcast Corp.	3.200%	7/15/36	12,395	13,271
	Comcast Corp.	6.450%	3/15/37	13,704	19,914
	Comcast Corp.	6.950%	8/15/37	10,314	15,716
	Comcast Corp.	3.900%	3/1/38	6,607	7,577
	Comcast Corp.	6.400%	5/15/38	14,261	21,002
37

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	4.600%	10/15/38	44,442	55,087
Comcast Corp.	6.550%	7/1/39	5,600	8,362
Comcast Corp.	3.250%	11/1/39	18,219	19,387
Comcast Corp.	6.400%	3/1/40	1,070	1,588
Comcast Corp.	3.750%	4/1/40	20,134	22,764
Comcast Corp.	4.650%	7/15/42	22,365	28,261
Comcast Corp.	4.500%	1/15/43	9,154	11,346
Comcast Corp.	4.600%	8/15/45	25,954	32,611
Comcast Corp.	3.400%	7/15/46	13,246	14,153
Comcast Corp.	4.000%	8/15/47	23,322	27,114
Comcast Corp.	3.969%	11/1/47	34,453	40,193
Comcast Corp.	4.000%	3/1/48	8,776	10,271
Comcast Corp.	4.700%	10/15/48	52,592	68,184
Comcast Corp.	3.999%	11/1/49	15,690	18,478
Comcast Corp.	3.450%	2/1/50	19,001	20,582
Comcast Corp.	2.800%	1/15/51	30,125	28,992
Comcast Corp.	2.450%	8/15/52	21,858	19,733
Comcast Corp.	4.049%	11/1/52	22,283	26,516
Comcast Corp.	4.950%	10/15/58	32,787	45,362
Comcast Corp.	2.650%	8/15/62	13,100	11,956
Deutsche Telekom International Finance BV	8.750%	6/15/30	51,069	76,486
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,792	2,908
Discovery Communications LLC	2.950%	3/20/23	12,351	12,850
Discovery Communications LLC	3.800%	3/13/24	5,559	5,960
Discovery Communications LLC	3.900%	11/15/24	6,917	7,505
Discovery Communications LLC	3.450%	3/15/25	4,594	4,932
Discovery Communications LLC	3.950%	6/15/25	11,704	12,834
Discovery Communications LLC	4.900%	3/11/26	12,820	14,647
Discovery Communications LLC	3.950%	3/20/28	23,068	25,683
Discovery Communications LLC	4.125%	5/15/29	11,600	13,027
Discovery Communications LLC	3.625%	5/15/30	14,163	15,462
Discovery Communications LLC	5.000%	9/20/37	7,388	8,947
Discovery Communications LLC	6.350%	6/1/40	8,151	11,273
Discovery Communications LLC	4.875%	4/1/43	10,768	12,902
Discovery Communications LLC	5.200%	9/20/47	19,045	23,723
Discovery Communications LLC	5.300%	5/15/49	11,445	14,433
Discovery Communications LLC	4.650%	5/15/50	13,335	15,608
Discovery Communications LLC	4.000%	9/15/55	22,014	23,282
Electronic Arts Inc.	4.800%	3/1/26	5,228	6,023
Electronic Arts Inc.	1.850%	2/15/31	10,000	9,670
Electronic Arts Inc.	2.950%	2/15/51	10,000	9,790
Expedia Group Inc.	3.600%	12/15/23	3,950	4,197
Expedia Group Inc.	4.500%	8/15/24	9,205	10,082
Expedia Group Inc.	5.000%	2/15/26	23,961	27,343
Expedia Group Inc.	4.625%	8/1/27	5,400	6,101
Expedia Group Inc.	3.800%	2/15/28	13,060	14,227
Expedia Group Inc.	3.250%	2/15/30	8,306	8,677
Expedia Group Inc.	2.950%	3/15/31	13,875	14,116
Fox Corp.	4.030%	1/25/24	18,722	20,283
Fox Corp.	3.050%	4/7/25	6,800	7,280
Fox Corp.	4.709%	1/25/29	28,422	33,394
Fox Corp.	3.500%	4/8/30	7,547	8,318
Fox Corp.	5.476%	1/25/39	15,409	19,923
Fox Corp.	5.576%	1/25/49	21,325	28,797
Grupo Televisa SAB	6.625%	3/18/25	4,264	5,058
Grupo Televisa SAB	4.625%	1/30/26	2,825	3,140
Grupo Televisa SAB	8.500%	3/11/32	460	681
Grupo Televisa SAB	6.625%	1/15/40	8,793	12,141
Grupo Televisa SAB	5.000%	5/13/45	22,616	26,962
Grupo Televisa SAB	6.125%	1/31/46	6,128	8,408
Grupo Televisa SAB	5.250%	5/24/49	10,450	13,128
38

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,177	4,548
Interpublic Group of Cos. Inc.	4.650%	10/1/28	6,295	7,390
Interpublic Group of Cos. Inc.	4.750%	3/30/30	9,500	11,250
Interpublic Group of Cos. Inc.	2.400%	3/1/31	5,000	5,015
Interpublic Group of Cos. Inc.	3.375%	3/1/41	7,050	7,291
Interpublic Group of Cos. Inc.	5.400%	10/1/48	4,805	6,436
Koninklijke KPN NV	8.375%	10/1/30	8,650	12,248
NBCUniversal Media LLC	6.400%	4/30/40	11,915	17,784
NBCUniversal Media LLC	5.950%	4/1/41	7,780	11,229
NBCUniversal Media LLC	4.450%	1/15/43	13,619	16,715
Omnicom Group Inc.	3.650%	11/1/24	14,696	15,955
Omnicom Group Inc.	3.600%	4/15/26	30,101	33,228
Omnicom Group Inc.	2.450%	4/30/30	7,662	7,782
Omnicom Group Inc.	4.200%	6/1/30	4,825	5,572
Omnicom Group Inc.	2.600%	8/1/31	11,500	11,696
Orange SA	9.000%	3/1/31	34,470	54,302
Orange SA	5.375%	1/13/42	17,050	23,014
Orange SA	5.500%	2/6/44	5,606	7,804
Rogers Communications Inc.	3.000%	3/15/23	5,602	5,801
Rogers Communications Inc.	4.100%	10/1/23	6,160	6,585
Rogers Communications Inc.	3.625%	12/15/25	5,652	6,243
Rogers Communications Inc.	2.900%	11/15/26	13,760	14,723
Rogers Communications Inc.	7.500%	8/15/38	3,121	4,744
Rogers Communications Inc.	4.500%	3/15/43	9,598	11,181
Rogers Communications Inc.	5.000%	3/15/44	5,850	7,317
Rogers Communications Inc.	4.300%	2/15/48	5,200	6,014
Rogers Communications Inc.	4.350%	5/1/49	20,656	24,313
Rogers Communications Inc.	3.700%	11/15/49	5,530	5,888
TCI Communications Inc.	7.875%	2/15/26	7,860	10,148
TCI Communications Inc.	7.125%	2/15/28	4,972	6,642
Telefonica Emisiones SA	4.570%	4/27/23	9,282	9,941
Telefonica Emisiones SA	4.103%	3/8/27	20,287	22,837
Telefonica Emisiones SA	7.045%	6/20/36	28,565	41,119
Telefonica Emisiones SA	4.665%	3/6/38	16,788	19,750
Telefonica Emisiones SA	5.213%	3/8/47	34,121	42,717
Telefonica Emisiones SA	4.895%	3/6/48	17,546	20,985
Telefonica Emisiones SA	5.520%	3/1/49	21,749	28,264
Telefonica Europe BV	8.250%	9/15/30	9,406	13,772
TELUS Corp.	2.800%	2/16/27	9,635	10,291
TELUS Corp.	4.600%	11/16/48	1,450	1,821
TELUS Corp.	4.300%	6/15/49	13,741	16,583
Tencent Music Entertainment Group	2.000%	9/3/30	8,240	7,943
Thomson Reuters Corp.	4.300%	11/23/23	9,389	10,122
Thomson Reuters Corp.	3.350%	5/15/26	6,100	6,641
Thomson Reuters Corp.	5.500%	8/15/35	8,250	10,896
Thomson Reuters Corp.	5.850%	4/15/40	3,795	5,243
Thomson Reuters Corp.	5.650%	11/23/43	4,525	6,079
Time Warner Cable LLC	6.550%	5/1/37	19,276	26,209
Time Warner Cable LLC	7.300%	7/1/38	20,652	30,051
Time Warner Cable LLC	6.750%	6/15/39	22,344	31,282
Time Warner Cable LLC	5.875%	11/15/40	20,759	26,790
Time Warner Cable LLC	5.500%	9/1/41	18,356	22,825
Time Warner Cable LLC	4.500%	9/15/42	20,590	22,956
Time Warner Entertainment Co. LP	8.375%	3/15/23	5,714	6,456
Time Warner Entertainment Co. LP	8.375%	7/15/33	8,755	13,286
T-Mobile USA Inc.	3.500%	4/15/25	39,950	43,324
T-Mobile USA Inc.	1.500%	2/15/26	16,375	16,490
T-Mobile USA Inc.	3.750%	4/15/27	54,439	60,160
T-Mobile USA Inc.	2.050%	2/15/28	24,191	24,513
T-Mobile USA Inc.	3.875%	4/15/30	96,840	108,092
T-Mobile USA Inc.	2.550%	2/15/31	32,695	33,068
39

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	2.250%	11/15/31	8,545	8,415
	T-Mobile USA Inc.	4.375%	4/15/40	30,605	35,873
	T-Mobile USA Inc.	3.000%	2/15/41	31,554	31,204
	T-Mobile USA Inc.	4.500%	4/15/50	39,500	46,989
	T-Mobile USA Inc.	3.300%	2/15/51	39,311	39,171
	T-Mobile USA Inc.	3.600%	11/15/60	18,075	18,454
[3]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	7,586	7,794
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	17,892	19,461
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	11,170	12,132
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	14,343	14,771
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	1,190	1,296
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,172	8,863
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	11,025	13,592
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	12,824	15,324
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	11,282	12,800
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,500	7,830
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,910	2,987
	VeriSign Inc.	2.700%	6/15/31	8,200	8,322
	Verizon Communications Inc.	4.150%	3/15/24	1,183	1,287
	Verizon Communications Inc.	0.750%	3/22/24	11,715	11,766
	Verizon Communications Inc.	3.500%	11/1/24	23,221	25,127
	Verizon Communications Inc.	3.376%	2/15/25	32,239	35,026
	Verizon Communications Inc.	0.850%	11/20/25	19,579	19,340
	Verizon Communications Inc.	1.450%	3/20/26	25,175	25,408
	Verizon Communications Inc.	2.625%	8/15/26	25,815	27,426
	Verizon Communications Inc.	4.125%	3/16/27	42,161	47,984
	Verizon Communications Inc.	3.000%	3/22/27	4,000	4,302
	Verizon Communications Inc.	2.100%	3/22/28	38,150	38,958
	Verizon Communications Inc.	4.329%	9/21/28	54,201	62,998
	Verizon Communications Inc.	3.875%	2/8/29	1,895	2,156
	Verizon Communications Inc.	4.016%	12/3/29	52,378	60,083
	Verizon Communications Inc.	3.150%	3/22/30	20,064	21,640
	Verizon Communications Inc.	1.500%	9/18/30	8,425	8,041
	Verizon Communications Inc.	1.680%	10/30/30	30,661	29,292
	Verizon Communications Inc.	1.750%	1/20/31	29,651	28,415
	Verizon Communications Inc.	2.550%	3/21/31	55,575	56,861
	Verizon Communications Inc.	4.500%	8/10/33	39,941	47,794
	Verizon Communications Inc.	4.400%	11/1/34	37,475	44,686
	Verizon Communications Inc.	5.850%	9/15/35	1,000	1,375
	Verizon Communications Inc.	4.272%	1/15/36	36,438	43,461
	Verizon Communications Inc.	5.250%	3/16/37	30,172	39,799
	Verizon Communications Inc.	4.812%	3/15/39	17,885	22,678
	Verizon Communications Inc.	2.650%	11/20/40	37,320	36,007
	Verizon Communications Inc.	3.400%	3/22/41	34,175	36,199
	Verizon Communications Inc.	4.125%	8/15/46	18,418	21,631
	Verizon Communications Inc.	4.862%	8/21/46	52,435	67,734
	Verizon Communications Inc.	4.522%	9/15/48	53,515	66,060
	Verizon Communications Inc.	5.012%	4/15/49	14,159	18,735
	Verizon Communications Inc.	4.000%	3/22/50	20,055	23,080
	Verizon Communications Inc.	2.875%	11/20/50	33,060	31,571
	Verizon Communications Inc.	3.550%	3/22/51	58,650	62,671
	Verizon Communications Inc.	4.672%	3/15/55	28,468	36,782
	Verizon Communications Inc.	2.987%	10/30/56	59,917	56,336
	Verizon Communications Inc.	3.000%	11/20/60	17,583	16,508
	Verizon Communications Inc.	3.700%	3/22/61	51,685	55,434
	ViacomCBS Inc.	3.875%	4/1/24	5,530	5,946
	ViacomCBS Inc.	3.700%	8/15/24	10,650	11,497
	ViacomCBS Inc.	3.500%	1/15/25	4,139	4,451
	ViacomCBS Inc.	4.750%	5/15/25	16,759	18,961
	ViacomCBS Inc.	4.000%	1/15/26	12,511	13,916
	ViacomCBS Inc.	2.900%	1/15/27	17,328	18,426
40

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ViacomCBS Inc.	3.375%	2/15/28	7,548	8,261
ViacomCBS Inc.	3.700%	6/1/28	6,124	6,816
ViacomCBS Inc.	4.200%	6/1/29	9,761	11,230
ViacomCBS Inc.	7.875%	7/30/30	6,294	8,986
ViacomCBS Inc.	4.950%	1/15/31	28,211	34,055
ViacomCBS Inc.	4.200%	5/19/32	17,625	20,335
ViacomCBS Inc.	5.500%	5/15/33	4,111	5,233
ViacomCBS Inc.	6.875%	4/30/36	14,847	21,312
ViacomCBS Inc.	5.900%	10/15/40	5,138	6,849
ViacomCBS Inc.	4.850%	7/1/42	6,535	8,018
ViacomCBS Inc.	4.375%	3/15/43	25,240	29,137
ViacomCBS Inc.	5.850%	9/1/43	16,507	22,610
ViacomCBS Inc.	5.250%	4/1/44	520	665
ViacomCBS Inc.	4.900%	8/15/44	10,881	13,224
ViacomCBS Inc.	4.600%	1/15/45	7,340	8,731
ViacomCBS Inc.	4.950%	5/19/50	17,500	22,113
Vodafone Group plc	3.750%	1/16/24	22,360	24,210
Vodafone Group plc	4.125%	5/30/25	19,139	21,365
Vodafone Group plc	4.375%	5/30/28	41,265	48,002
Vodafone Group plc	7.875%	2/15/30	3,008	4,303
Vodafone Group plc	6.250%	11/30/32	8,250	11,136
Vodafone Group plc	6.150%	2/27/37	7,007	9,706
Vodafone Group plc	5.000%	5/30/38	30,564	38,499
Vodafone Group plc	4.375%	2/19/43	21,113	24,638
Vodafone Group plc	5.250%	5/30/48	39,286	51,498
Vodafone Group plc	4.875%	6/19/49	24,200	30,515
Vodafone Group plc	4.250%	9/17/50	19,986	23,265
Vodafone Group plc	5.125%	6/19/59	5,042	6,580
Walt Disney Co.	1.650%	9/1/22	8,238	8,367
Walt Disney Co.	3.000%	9/15/22	29,956	30,907
Walt Disney Co.	1.750%	8/30/24	15,364	15,875
Walt Disney Co.	3.700%	9/15/24	8,490	9,237
Walt Disney Co.	3.350%	3/24/25	14,709	15,996
Walt Disney Co.	3.700%	10/15/25	13,395	14,800
Walt Disney Co.	1.750%	1/13/26	24,074	24,754
Walt Disney Co.	3.375%	11/15/26	9,334	10,294
Walt Disney Co.	3.700%	3/23/27	1,803	2,025
Walt Disney Co.	2.200%	1/13/28	15,050	15,595
Walt Disney Co.	2.000%	9/1/29	23,850	24,084
Walt Disney Co.	3.800%	3/22/30	11,070	12,650
Walt Disney Co.	2.650%	1/13/31	33,850	35,550
Walt Disney Co.	6.550%	3/15/33	14,019	19,901
Walt Disney Co.	6.200%	12/15/34	17,656	24,877
Walt Disney Co.	6.400%	12/15/35	18,797	27,528
Walt Disney Co.	6.150%	3/1/37	18,513	26,393
Walt Disney Co.	6.650%	11/15/37	5,010	7,573
Walt Disney Co.	4.625%	3/23/40	11,415	14,505
Walt Disney Co.	3.500%	5/13/40	23,850	26,574
Walt Disney Co.	6.150%	2/15/41	194	287
Walt Disney Co.	5.400%	10/1/43	11,805	16,483
Walt Disney Co.	4.750%	9/15/44	16,744	21,804
Walt Disney Co.	4.950%	10/15/45	2,250	3,015
Walt Disney Co.	4.750%	11/15/46	5,573	7,254
Walt Disney Co.	2.750%	9/1/49	18,868	18,582
Walt Disney Co.	4.700%	3/23/50	22,971	30,660
Walt Disney Co.	3.600%	1/13/51	31,700	35,929
Walt Disney Co.	3.800%	5/13/60	18,550	21,805
Weibo Corp.	3.500%	7/5/24	12,900	13,600
Weibo Corp.	3.375%	7/8/30	11,790	12,121
WPP Finance 2010	3.625%	9/7/22	9,561	9,907
41

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WPP Finance 2010	3.750%	9/19/24	10,465	11,396
					8,265,516
Consumer Discretionary (1.79%)
	Advance Auto Parts Inc.	3.900%	4/15/30	11,673	13,052
	Alibaba Group Holding Ltd.	2.800%	6/6/23	3,000	3,116
	Alibaba Group Holding Ltd.	3.600%	11/28/24	30,610	33,269
	Alibaba Group Holding Ltd.	3.400%	12/6/27	35,289	38,552
	Alibaba Group Holding Ltd.	2.125%	2/9/31	16,281	16,007
	Alibaba Group Holding Ltd.	4.500%	11/28/34	7,965	9,296
	Alibaba Group Holding Ltd.	4.000%	12/6/37	20,190	22,646
	Alibaba Group Holding Ltd.	2.700%	2/9/41	7,000	6,710
	Alibaba Group Holding Ltd.	4.200%	12/6/47	19,800	22,847
	Alibaba Group Holding Ltd.	3.150%	2/9/51	19,861	19,541
	Alibaba Group Holding Ltd.	4.400%	12/6/57	14,097	16,946
	Alibaba Group Holding Ltd.	3.250%	2/9/61	13,330	12,907
	Amazon.com Inc.	2.500%	11/29/22	9,393	9,641
	Amazon.com Inc.	2.400%	2/22/23	18,820	19,436
	Amazon.com Inc.	0.250%	5/12/23	14,300	14,305
	Amazon.com Inc.	0.400%	6/3/23	11,099	11,123
	Amazon.com Inc.	0.450%	5/12/24	33,000	32,936
	Amazon.com Inc.	2.800%	8/22/24	24,820	26,415
	Amazon.com Inc.	3.800%	12/5/24	7,218	7,941
	Amazon.com Inc.	0.800%	6/3/25	11,125	11,147
	Amazon.com Inc.	5.200%	12/3/25	18,953	22,238
	Amazon.com Inc.	1.000%	5/12/26	31,685	31,696
	Amazon.com Inc.	1.200%	6/3/27	25,782	25,649
	Amazon.com Inc.	3.150%	8/22/27	33,638	37,163
	Amazon.com Inc.	1.650%	5/12/28	35,551	35,838
	Amazon.com Inc.	1.500%	6/3/30	26,775	26,236
	Amazon.com Inc.	2.100%	5/12/31	39,775	40,445
	Amazon.com Inc.	4.800%	12/5/34	19,180	24,706
	Amazon.com Inc.	3.875%	8/22/37	41,398	49,280
	Amazon.com Inc.	2.875%	5/12/41	26,935	27,807
	Amazon.com Inc.	4.950%	12/5/44	21,136	28,693
	Amazon.com Inc.	4.050%	8/22/47	44,998	54,862
	Amazon.com Inc.	2.500%	6/3/50	35,011	33,068
	Amazon.com Inc.	3.100%	5/12/51	41,930	44,077
	Amazon.com Inc.	4.250%	8/22/57	30,820	39,435
	Amazon.com Inc.	2.700%	6/3/60	26,525	25,274
	Amazon.com Inc.	3.250%	5/12/61	23,220	24,581
[3]	American Honda Finance Corp.	0.400%	10/21/22	11,193	11,211
[3]	American Honda Finance Corp.	2.600%	11/16/22	6,250	6,448
[3]	American Honda Finance Corp.	2.050%	1/10/23	3,520	3,611
[3]	American Honda Finance Corp.	1.950%	5/10/23	12,321	12,672
[3]	American Honda Finance Corp.	0.875%	7/7/23	21,950	22,145
[3]	American Honda Finance Corp.	3.450%	7/14/23	5,200	5,519
[3]	American Honda Finance Corp.	0.650%	9/8/23	9,000	9,041
[3]	American Honda Finance Corp.	3.625%	10/10/23	1,504	1,611
[3]	American Honda Finance Corp.	3.550%	1/12/24	3,945	4,241
[3]	American Honda Finance Corp.	2.900%	2/16/24	13,975	14,803
[3]	American Honda Finance Corp.	2.400%	6/27/24	9,126	9,592
[3]	American Honda Finance Corp.	0.550%	7/12/24	10,535	10,498
[3]	American Honda Finance Corp.	2.150%	9/10/24	14,806	15,476
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,850	5,897
[3]	American Honda Finance Corp.	1.000%	9/10/25	9,758	9,758
[3]	American Honda Finance Corp.	2.300%	9/9/26	7,453	7,853
[3]	American Honda Finance Corp.	2.350%	1/8/27	9,680	10,226
[3]	American Honda Finance Corp.	3.500%	2/15/28	2,100	2,356
[3]	American Honda Finance Corp.	2.000%	3/24/28	10,383	10,653
[3]	American Honda Finance Corp.	1.800%	1/13/31	14,525	14,332
[3]	American University	3.672%	4/1/49	6,710	7,696
42

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aptiv Corp.	4.150%	3/15/24	8,120	8,804
	Aptiv plc	4.250%	1/15/26	11,175	12,627
	Aptiv plc	4.350%	3/15/29	2,025	2,334
	Aptiv plc	4.400%	10/1/46	4,245	4,955
	Aptiv plc	5.400%	3/15/49	4,725	6,414
	AutoNation Inc.	3.500%	11/15/24	5,183	5,578
	AutoNation Inc.	4.500%	10/1/25	10,875	12,085
	AutoNation Inc.	3.800%	11/15/27	6,865	7,524
	AutoZone Inc.	2.875%	1/15/23	8,138	8,388
	AutoZone Inc.	3.125%	7/15/23	1,510	1,580
	AutoZone Inc.	3.125%	4/18/24	5,500	5,856
	AutoZone Inc.	3.250%	4/15/25	13,685	14,727
	AutoZone Inc.	3.125%	4/21/26	9,680	10,512
	AutoZone Inc.	3.750%	6/1/27	11,712	13,096
	AutoZone Inc.	3.750%	4/18/29	9,652	10,766
	AutoZone Inc.	4.000%	4/15/30	15,845	18,025
	AutoZone Inc.	1.650%	1/15/31	8,150	7,756
	Best Buy Co. Inc.	4.450%	10/1/28	10,200	11,824
	Best Buy Co. Inc.	1.950%	10/1/30	4,075	3,947
	Block Financial LLC	5.500%	11/1/22	2,865	2,980
	Block Financial LLC	5.250%	10/1/25	12,365	14,049
	Block Financial LLC	2.500%	7/15/28	5,600	5,621
	Block Financial LLC	3.875%	8/15/30	8,975	9,705
	BorgWarner Inc.	3.375%	3/15/25	5,966	6,453
	BorgWarner Inc.	2.650%	7/1/27	13,825	14,661
	BorgWarner Inc.	4.375%	3/15/45	7,565	8,761
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	6,806	7,303
[3]	California Endowment	2.498%	4/1/51	2,725	2,616
	California Institute of Technology	4.321%	8/1/45	850	1,084
	California Institute of Technology	4.700%	11/1/11	8,515	12,065
	California Institute of Technology	3.650%	9/1/19	5,950	6,726
	Choice Hotels International Inc.	3.700%	12/1/29	1,000	1,084
	Choice Hotels International Inc.	3.700%	1/15/31	400	433
	Cleveland Clinic Foundation	4.858%	1/1/14	4,905	6,912
[3,7]	Daimler Finance North America LLC	0.750%	3/1/24	6,000	5,998
	Daimler Finance North America LLC	8.500%	1/18/31	6,812	10,315
[3,7]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	3,071
	Darden Restaurants Inc.	3.850%	5/1/27	5,550	6,163
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	6,190
	DR Horton Inc.	4.375%	9/15/22	6,442	6,678
	DR Horton Inc.	4.750%	2/15/23	4,193	4,432
	DR Horton Inc.	5.750%	8/15/23	7,020	7,673
	DR Horton Inc.	2.500%	10/15/24	9,975	10,461
	DR Horton Inc.	2.600%	10/15/25	8,174	8,616
	DR Horton Inc.	1.400%	10/15/27	4,000	3,918
[3]	Duke University	2.682%	10/1/44	9,500	9,732
[3]	Duke University	2.832%	10/1/55	11,720	12,215
	eBay Inc.	2.750%	1/30/23	10,215	10,579
	eBay Inc.	3.450%	8/1/24	8,346	8,962
	eBay Inc.	1.900%	3/11/25	12,900	13,339
	eBay Inc.	1.400%	5/10/26	10,370	10,397
	eBay Inc.	3.600%	6/5/27	12,887	14,324
	eBay Inc.	2.700%	3/11/30	18,458	19,201
	eBay Inc.	2.600%	5/10/31	10,915	11,108
	eBay Inc.	4.000%	7/15/42	10,505	11,785
	eBay Inc.	3.650%	5/10/51	13,100	13,883
[3]	Emory University	2.143%	9/1/30	10,200	10,425
[3]	Emory University	2.969%	9/1/50	4,450	4,662
[3]	Ford Foundation	2.415%	6/1/50	5,025	4,833
[3]	Ford Foundation	2.815%	6/1/70	10,450	10,512
43

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	7,173	7,690
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	9,201	10,141
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	8,125	8,751
	General Motors Co.	4.875%	10/2/23	18,773	20,435
	General Motors Co.	5.400%	10/2/23	1,710	1,882
	General Motors Co.	4.000%	4/1/25	6,206	6,819
	General Motors Co.	6.125%	10/1/25	3,100	3,670
	General Motors Co.	5.000%	10/1/28	7,867	9,223
	General Motors Co.	5.000%	4/1/35	19,596	23,661
	General Motors Co.	6.600%	4/1/36	15,217	20,819
	General Motors Co.	5.150%	4/1/38	12,919	15,726
	General Motors Co.	6.250%	10/2/43	20,037	27,657
	General Motors Co.	5.200%	4/1/45	13,025	16,129
	General Motors Co.	6.750%	4/1/46	16,000	23,103
	General Motors Co.	5.400%	4/1/48	15,451	19,673
	General Motors Co.	5.950%	4/1/49	11,553	15,729
	General Motors Financial Co. Inc.	3.450%	4/10/22	18,685	19,026
	General Motors Financial Co. Inc.	3.550%	7/8/22	6,650	6,861
	General Motors Financial Co. Inc.	3.250%	1/5/23	3,895	4,042
	General Motors Financial Co. Inc.	5.200%	3/20/23	12,461	13,417
	General Motors Financial Co. Inc.	3.700%	5/9/23	15,080	15,836
	General Motors Financial Co. Inc.	4.250%	5/15/23	13,587	14,441
	General Motors Financial Co. Inc.	4.150%	6/19/23	12,300	13,066
	General Motors Financial Co. Inc.	1.700%	8/18/23	16,150	16,477
	General Motors Financial Co. Inc.	5.100%	1/17/24	16,950	18,668
	General Motors Financial Co. Inc.	1.050%	3/8/24	6,125	6,162
	General Motors Financial Co. Inc.	3.950%	4/13/24	16,786	18,085
	General Motors Financial Co. Inc.	3.500%	11/7/24	19,599	21,027
	General Motors Financial Co. Inc.	4.000%	1/15/25	27,522	29,986
	General Motors Financial Co. Inc.	2.900%	2/26/25	30,742	32,540
	General Motors Financial Co. Inc.	4.350%	4/9/25	13,670	15,116
	General Motors Financial Co. Inc.	2.750%	6/20/25	8,300	8,741
	General Motors Financial Co. Inc.	4.300%	7/13/25	33,537	37,075
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,800	9,735
	General Motors Financial Co. Inc.	5.250%	3/1/26	11,225	12,968
	General Motors Financial Co. Inc.	1.500%	6/10/26	20,000	19,895
	General Motors Financial Co. Inc.	4.000%	10/6/26	15,121	16,703
	General Motors Financial Co. Inc.	4.350%	1/17/27	22,998	25,864
	General Motors Financial Co. Inc.	2.700%	8/20/27	13,840	14,386
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,650	8,427
	General Motors Financial Co. Inc.	2.400%	4/10/28	13,100	13,294
	General Motors Financial Co. Inc.	5.650%	1/17/29	10,324	12,583
	General Motors Financial Co. Inc.	3.600%	6/21/30	14,000	15,175
	General Motors Financial Co. Inc.	2.350%	1/8/31	6,673	6,583
	General Motors Financial Co. Inc.	2.700%	6/10/31	10,000	10,069
	Genuine Parts Co.	1.875%	11/1/30	6,911	6,667
[3]	George Washington University	4.300%	9/15/44	5,500	6,929
	George Washington University	4.868%	9/15/45	4,105	5,562
[3]	George Washington University	4.126%	9/15/48	10,235	12,702
[3]	Georgetown University	4.315%	4/1/49	4,350	5,459
[3]	Georgetown University	2.943%	4/1/50	8,360	8,490
[3]	Georgetown University	5.215%	10/1/18	3,412	5,127
	Global Payments Inc.	1.200%	3/1/26	5,000	4,958
	Harley-Davidson Inc.	3.500%	7/28/25	8,306	8,959
	Harley-Davidson Inc.	4.625%	7/28/45	12,393	13,673
	Hasbro Inc.	3.000%	11/19/24	1,000	1,064
	Hasbro Inc.	3.550%	11/19/26	5,776	6,330
	Hasbro Inc.	3.500%	9/15/27	5,303	5,794
	Hasbro Inc.	3.900%	11/19/29	7,444	8,279
	Hasbro Inc.	6.350%	3/15/40	2,351	3,274
	Hasbro Inc.	5.100%	5/15/44	9,557	11,717
44

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	2.700%	4/1/23	5,880	6,095
	Home Depot Inc.	3.750%	2/15/24	17,354	18,699
	Home Depot Inc.	3.350%	9/15/25	3,143	3,443
	Home Depot Inc.	3.000%	4/1/26	14,500	15,785
	Home Depot Inc.	2.125%	9/15/26	11,908	12,530
	Home Depot Inc.	2.500%	4/15/27	21,357	22,773
	Home Depot Inc.	2.800%	9/14/27	28,057	30,409
	Home Depot Inc.	0.900%	3/15/28	1,500	1,462
	Home Depot Inc.	3.900%	12/6/28	9,541	11,089
	Home Depot Inc.	2.950%	6/15/29	22,325	24,398
	Home Depot Inc.	2.700%	4/15/30	26,723	28,593
	Home Depot Inc.	1.375%	3/15/31	17,285	16,545
	Home Depot Inc.	5.875%	12/16/36	33,653	48,093
	Home Depot Inc.	3.300%	4/15/40	19,324	21,186
	Home Depot Inc.	5.400%	9/15/40	7,370	10,196
	Home Depot Inc.	5.950%	4/1/41	11,332	16,568
	Home Depot Inc.	4.200%	4/1/43	22,650	27,709
	Home Depot Inc.	4.875%	2/15/44	13,049	17,379
	Home Depot Inc.	4.400%	3/15/45	12,026	15,250
	Home Depot Inc.	4.250%	4/1/46	17,328	21,575
	Home Depot Inc.	3.900%	6/15/47	13,700	16,267
	Home Depot Inc.	4.500%	12/6/48	15,255	19,829
	Home Depot Inc.	3.125%	12/15/49	24,250	25,703
	Home Depot Inc.	3.350%	4/15/50	20,600	22,796
	Home Depot Inc.	2.375%	3/15/51	16,850	15,587
	Home Depot Inc.	3.500%	9/15/56	13,406	15,152
	Hyatt Hotels Corp.	3.375%	7/15/23	5,101	5,312
	Hyatt Hotels Corp.	4.850%	3/15/26	4,547	5,083
	Hyatt Hotels Corp.	4.375%	9/15/28	8,794	9,701
	Hyatt Hotels Corp.	5.750%	4/23/30	8,466	10,276
	JD.com Inc.	3.875%	4/29/26	5,420	5,971
	JD.com Inc.	3.375%	1/14/30	9,400	10,040
	JD.com Inc.	4.125%	1/14/50	4,925	5,269
[3]	Johns Hopkins University	4.083%	7/1/53	4,519	5,835
[3]	Johns Hopkins University	2.813%	1/1/60	5,150	5,126
	Kohl's Corp.	3.375%	5/1/31	6,750	6,992
	Kohl's Corp.	5.550%	7/17/45	9,741	11,681
	Las Vegas Sands Corp.	3.200%	8/8/24	23,296	24,448
	Las Vegas Sands Corp.	2.900%	6/25/25	8,000	8,337
	Las Vegas Sands Corp.	3.500%	8/18/26	5,240	5,571
	Las Vegas Sands Corp.	3.900%	8/8/29	7,781	8,291
	Lear Corp.	3.800%	9/15/27	3,265	3,600
	Lear Corp.	4.250%	5/15/29	8,575	9,684
	Lear Corp.	3.500%	5/30/30	5,405	5,812
	Lear Corp.	5.250%	5/15/49	8,555	10,786
	Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,962
	Leggett & Platt Inc.	3.500%	11/15/27	15,510	16,887
	Leggett & Platt Inc.	4.400%	3/15/29	5,400	6,180
	Leland Stanford Junior University	1.289%	6/1/27	2,575	2,579
	Leland Stanford Junior University	3.647%	5/1/48	14,091	17,034
	Leland Stanford Junior University	2.413%	6/1/50	2,318	2,260
	Lennar Corp.	4.750%	11/15/22	6,911	7,230
	Lennar Corp.	4.875%	12/15/23	2,800	3,046
	Lennar Corp.	4.500%	4/30/24	13,775	15,073
	Lennar Corp.	4.750%	5/30/25	8,700	9,766
	Lennar Corp.	5.250%	6/1/26	17,728	20,462
	Lennar Corp.	4.750%	11/29/27	15,783	18,238
	Lowe's Cos. Inc.	3.875%	9/15/23	14,801	15,798
	Lowe's Cos. Inc.	3.125%	9/15/24	9,724	10,416
	Lowe's Cos. Inc.	4.000%	4/15/25	4,600	5,092
	Lowe's Cos. Inc.	3.375%	9/15/25	16,083	17,604
45

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	2.500%	4/15/26	19,317	20,502
	Lowe's Cos. Inc.	3.100%	5/3/27	18,965	20,696
	Lowe's Cos. Inc.	1.300%	4/15/28	13,460	13,129
	Lowe's Cos. Inc.	6.500%	3/15/29	1,214	1,578
	Lowe's Cos. Inc.	3.650%	4/5/29	26,466	29,619
	Lowe's Cos. Inc.	4.500%	4/15/30	14,105	16,690
	Lowe's Cos. Inc.	1.700%	10/15/30	16,158	15,500
	Lowe's Cos. Inc.	2.625%	4/1/31	20,550	21,281
	Lowe's Cos. Inc.	5.000%	4/15/40	7,928	10,215
	Lowe's Cos. Inc.	4.250%	9/15/44	1,119	1,284
	Lowe's Cos. Inc.	3.700%	4/15/46	16,703	18,348
	Lowe's Cos. Inc.	4.050%	5/3/47	21,625	24,917
	Lowe's Cos. Inc.	4.550%	4/5/49	14,525	18,166
	Lowe's Cos. Inc.	5.125%	4/15/50	6,100	8,235
	Lowe's Cos. Inc.	3.000%	10/15/50	14,100	13,891
	Lowe's Cos. Inc.	3.500%	4/1/51	6,150	6,601
	Magna International Inc.	3.625%	6/15/24	17,552	18,935
	Magna International Inc.	4.150%	10/1/25	3,914	4,378
	Magna International Inc.	2.450%	6/15/30	5,125	5,249
[3]	Marriott International Inc.	3.125%	10/15/21	7,202	7,209
	Marriott International Inc.	3.250%	9/15/22	4,850	4,956
	Marriott International Inc.	2.125%	10/3/22	5,805	5,889
	Marriott International Inc.	3.750%	3/15/25	7,941	8,535
[3]	Marriott International Inc.	5.750%	5/1/25	3,727	4,304
	Marriott International Inc.	3.750%	10/1/25	6,476	7,002
[3]	Marriott International Inc.	3.125%	6/15/26	25,757	27,414
[3]	Marriott International Inc.	4.000%	4/15/28	10,420	11,457
[3]	Marriott International Inc.	4.650%	12/1/28	3,800	4,342
[3]	Marriott International Inc.	4.625%	6/15/30	10,289	11,847
[3]	Marriott International Inc.	2.850%	4/15/31	17,865	18,155
[3]	Marriott International Inc.	3.500%	10/15/32	12,175	12,944
	Masco Corp.	3.500%	11/15/27	7,160	7,868
	Masco Corp.	1.500%	2/15/28	8,000	7,802
	Masco Corp.	2.000%	10/1/30	4,000	3,903
	Masco Corp.	2.000%	2/15/31	5,000	4,876
	Masco Corp.	4.500%	5/15/47	9,000	10,920
	Masco Corp.	3.125%	2/15/51	2,625	2,605
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	7,875	9,476
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	4,600	5,084
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	200	194
	Massachusetts Institute of Technology	5.600%	7/1/11	10,421	17,743
	Massachusetts Institute of Technology	4.678%	7/1/14	11,846	17,324
	Massachusetts Institute of Technology	3.885%	7/1/16	6,240	7,649
[3]	McDonald's Corp.	3.350%	4/1/23	15,365	16,116
[3]	McDonald's Corp.	3.250%	6/10/24	3,260	3,502
[3]	McDonald's Corp.	3.375%	5/26/25	11,963	12,988
[3]	McDonald's Corp.	3.300%	7/1/25	6,125	6,651
[3]	McDonald's Corp.	1.450%	9/1/25	950	969
[3]	McDonald's Corp.	3.700%	1/30/26	19,736	21,939
[3]	McDonald's Corp.	3.500%	3/1/27	13,013	14,376
[3]	McDonald's Corp.	3.500%	7/1/27	7,790	8,637
[3]	McDonald's Corp.	3.800%	4/1/28	25,900	29,327
[3]	McDonald's Corp.	2.625%	9/1/29	16,739	17,622
[3]	McDonald's Corp.	2.125%	3/1/30	7,802	7,887
[3]	McDonald's Corp.	3.600%	7/1/30	13,345	15,007
[3]	McDonald's Corp.	4.700%	12/9/35	14,075	17,449
[3]	McDonald's Corp.	6.300%	10/15/37	5,354	7,703
[3]	McDonald's Corp.	6.300%	3/1/38	10,996	15,851
[3]	McDonald's Corp.	5.700%	2/1/39	12,912	17,671
[3]	McDonald's Corp.	4.875%	7/15/40	825	1,056
[3]	McDonald's Corp.	3.700%	2/15/42	7,489	8,378
46

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	McDonald's Corp.	3.625%	5/1/43	5,404	5,999
[3]	McDonald's Corp.	4.600%	5/26/45	7,122	8,873
[3]	McDonald's Corp.	4.875%	12/9/45	24,085	31,007
[3]	McDonald's Corp.	4.450%	3/1/47	13,063	16,014
[3]	McDonald's Corp.	4.450%	9/1/48	9,200	11,462
[3]	McDonald's Corp.	3.625%	9/1/49	23,605	26,152
[3]	McDonald's Corp.	4.200%	4/1/50	11,335	13,683
	MDC Holdings Inc.	6.000%	1/15/43	5,250	6,770
	Mohawk Industries Inc.	3.850%	2/1/23	10,965	11,448
	Mohawk Industries Inc.	3.625%	5/15/30	6,075	6,672
	NIKE Inc.	2.250%	5/1/23	6,330	6,525
	NIKE Inc.	2.400%	3/27/25	6,150	6,501
	NIKE Inc.	2.375%	11/1/26	18,440	19,615
	NIKE Inc.	2.750%	3/27/27	11,950	12,890
	NIKE Inc.	2.850%	3/27/30	9,775	10,621
	NIKE Inc.	3.250%	3/27/40	10,231	11,226
	NIKE Inc.	3.625%	5/1/43	8,563	9,935
	NIKE Inc.	3.875%	11/1/45	12,854	15,404
	NIKE Inc.	3.375%	11/1/46	13,570	15,163
	NIKE Inc.	3.375%	3/27/50	19,350	21,843
	Nordstrom Inc.	4.000%	3/15/27	880	916
	Nordstrom Inc.	6.950%	3/15/28	675	798
	Nordstrom Inc.	4.375%	4/1/30	1,007	1,048
[3,7]	Nordstrom Inc.	4.250%	8/1/31	11,475	11,981
	Nordstrom Inc.	5.000%	1/15/44	13,296	13,267
[3]	Northwestern University	4.643%	12/1/44	11,125	14,743
[3]	Northwestern University	2.640%	12/1/50	4,242	4,245
[3]	Northwestern University	3.662%	12/1/57	4,694	5,696
	NVR Inc.	3.950%	9/15/22	8,836	9,125
	NVR Inc.	3.000%	5/15/30	11,700	12,399
	O'Reilly Automotive Inc.	3.800%	9/1/22	4,436	4,569
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,425	7,849
	O'Reilly Automotive Inc.	3.550%	3/15/26	5,451	6,028
	O'Reilly Automotive Inc.	3.600%	9/1/27	21,694	24,307
	O'Reilly Automotive Inc.	4.350%	6/1/28	4,217	4,896
	O'Reilly Automotive Inc.	3.900%	6/1/29	6,300	7,122
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,833	6,730
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,150	3,990
	Owens Corning	4.200%	12/1/24	10,215	11,181
	Owens Corning	3.400%	8/15/26	5,350	5,803
	Owens Corning	3.950%	8/15/29	5,850	6,612
	Owens Corning	3.875%	6/1/30	4,950	5,530
	Owens Corning	7.000%	12/1/36	409	584
	Owens Corning	4.300%	7/15/47	9,000	10,465
	Owens Corning	4.400%	1/30/48	4,350	5,134
[3,7]	President & Fellows of Harvard College	6.500%	1/15/39	100	157
	President & Fellows of Harvard College	4.875%	10/15/40	6,100	8,375
	President & Fellows of Harvard College	3.150%	7/15/46	8,165	9,127
	President & Fellows of Harvard College	2.517%	10/15/50	9,345	9,362
	President & Fellows of Harvard College	3.300%	7/15/56	3,514	4,063
	PulteGroup Inc.	5.500%	3/1/26	7,650	8,962
	PulteGroup Inc.	5.000%	1/15/27	9,125	10,663
	PulteGroup Inc.	7.875%	6/15/32	250	360
	PulteGroup Inc.	6.375%	5/15/33	5,310	7,034
	PulteGroup Inc.	6.000%	2/15/35	5,232	6,857
	Ralph Lauren Corp.	3.750%	9/15/25	5,281	5,823
	Ralph Lauren Corp.	2.950%	6/15/30	11,367	12,094
[3]	Rockefeller Foundation	2.492%	10/1/50	14,850	14,446
	Ross Stores Inc.	4.600%	4/15/25	10,250	11,570
	Sands China Ltd.	4.600%	8/8/23	21,745	23,091
	Sands China Ltd.	5.125%	8/8/25	23,691	26,522
47

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sands China Ltd.	3.800%	1/8/26	8,770	9,354
	Sands China Ltd.	5.400%	8/8/28	24,675	28,676
	Sands China Ltd.	4.375%	6/18/30	12,016	13,038
	Snap-on Inc.	3.250%	3/1/27	1,200	1,305
	Snap-on Inc.	4.100%	3/1/48	3,824	4,691
	Snap-on Inc.	3.100%	5/1/50	9,421	9,977
	Stanley Black & Decker Inc.	3.400%	3/1/26	9,066	9,971
	Stanley Black & Decker Inc.	4.250%	11/15/28	2,125	2,478
	Stanley Black & Decker Inc.	2.300%	3/15/30	21,922	22,756
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,458	9,829
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,950	8,022
	Stanley Black & Decker Inc.	2.750%	11/15/50	12,850	12,534
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	6,681	7,120
	Starbucks Corp.	3.100%	3/1/23	16,574	17,301
	Starbucks Corp.	3.850%	10/1/23	9,211	9,832
	Starbucks Corp.	3.800%	8/15/25	27,716	30,684
	Starbucks Corp.	2.450%	6/15/26	17,195	18,158
	Starbucks Corp.	2.000%	3/12/27	2,900	2,982
	Starbucks Corp.	3.500%	3/1/28	4,943	5,526
	Starbucks Corp.	4.000%	11/15/28	8,425	9,696
	Starbucks Corp.	3.550%	8/15/29	1,916	2,144
	Starbucks Corp.	2.250%	3/12/30	9,059	9,188
	Starbucks Corp.	2.550%	11/15/30	16,205	16,787
	Starbucks Corp.	4.300%	6/15/45	4,409	5,245
	Starbucks Corp.	3.750%	12/1/47	9,325	10,349
	Starbucks Corp.	4.500%	11/15/48	17,208	21,443
	Starbucks Corp.	4.450%	8/15/49	10,450	12,968
	Starbucks Corp.	3.350%	3/12/50	5,930	6,194
	Starbucks Corp.	3.500%	11/15/50	16,325	17,548
	Steelcase Inc.	5.125%	1/18/29	5,160	5,990
	Stellantis NV	5.250%	4/15/23	15,905	17,150
	Tapestry Inc.	3.000%	7/15/22	3,814	3,890
	Tapestry Inc.	4.250%	4/1/25	6,551	7,125
	Tapestry Inc.	4.125%	7/15/27	10,657	11,653
	TJX Cos. Inc.	2.500%	5/15/23	10,418	10,779
	TJX Cos. Inc.	2.250%	9/15/26	14,090	14,817
	TJX Cos. Inc.	1.150%	5/15/28	6,900	6,663
	TJX Cos. Inc.	3.875%	4/15/30	8,100	9,271
	TJX Cos. Inc.	1.600%	5/15/31	7,737	7,457
	Toyota Motor Corp.	2.157%	7/2/22	8,933	9,105
	Toyota Motor Corp.	3.419%	7/20/23	14,225	15,101
	Toyota Motor Corp.	0.681%	3/25/24	15,750	15,774
	Toyota Motor Corp.	2.358%	7/2/24	8,260	8,688
	Toyota Motor Corp.	1.339%	3/25/26	13,350	13,506
	Toyota Motor Corp.	3.669%	7/20/28	4,714	5,347
	Toyota Motor Corp.	2.760%	7/2/29	7,500	8,081
[3]	Toyota Motor Credit Corp.	2.800%	7/13/22	4,543	4,662
[3]	Toyota Motor Credit Corp.	0.450%	7/22/22	3,425	3,433
[3]	Toyota Motor Credit Corp.	2.150%	9/8/22	16,735	17,094
[3]	Toyota Motor Credit Corp.	0.350%	10/14/22	16,274	16,291
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	9,905	10,250
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	9,935	10,294
[3]	Toyota Motor Credit Corp.	0.400%	4/6/23	12,350	12,358
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	8,597	8,614
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	10,750	10,960
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	3,164	3,376
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	6,319	6,577
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	13,501	13,461
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	13,028	13,840
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	10,425	10,381
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	14,750	15,215
48

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	12,290	13,415
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	12,475	12,380
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	8,625	8,526
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	10,000	9,970
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	11,548	12,691
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	10,104	9,948
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	11,060	12,138
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,738	7,881
	Toyota Motor Credit Corp.	3.650%	1/8/29	6,926	7,903
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	12,150	12,470
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	8,025	8,999
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	7,975	7,808
	Tractor Supply Co.	1.750%	11/1/30	8,400	8,015
[3]	Trustees of Boston College	3.129%	7/1/52	4,560	4,824
[3]	Trustees of Boston University	4.061%	10/1/48	4,979	6,116
	Trustees of Princeton University	5.700%	3/1/39	8,015	11,663
[3]	Trustees of Princeton University	2.516%	7/1/50	6,705	6,622
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,925	5,753
	Trustees of the University of Pennsylvania	4.674%	9/1/12	11,845	16,385
	Trustees of the University of Pennsylvania	3.610%	2/15/19	2,810	3,194
[3]	University of Chicago	2.761%	4/1/45	4,569	4,630
[3]	University of Chicago	2.547%	4/1/50	9,575	9,182
	University of Chicago	3.000%	10/1/52	2,895	3,042
[3]	University of Chicago	4.003%	10/1/53	7,095	8,688
[3]	University of Notre Dame du Lac	3.438%	2/15/45	11,934	14,043
[3]	University of Notre Dame du Lac	3.394%	2/15/48	5,150	6,026
[3]	University of Southern California	3.028%	10/1/39	9,125	9,782
[3]	University of Southern California	3.841%	10/1/47	13,625	16,562
	University of Southern California	2.805%	10/1/50	3,975	4,039
[3]	University of Southern California	2.945%	10/1/51	7,000	7,325
	University of Southern California	5.250%	10/1/11	3,863	5,926
[3]	University of Southern California	3.226%	10/1/20	1,355	1,343
	VF Corp.	2.400%	4/23/25	7,375	7,734
	VF Corp.	2.950%	4/23/30	7,250	7,673
	Whirlpool Corp.	4.700%	6/1/22	5,180	5,379
	Whirlpool Corp.	4.000%	3/1/24	3,579	3,889
	Whirlpool Corp.	3.700%	5/1/25	3,788	4,144
	Whirlpool Corp.	4.750%	2/26/29	13,465	15,963
	Whirlpool Corp.	2.400%	5/15/31	2,450	2,472
	Whirlpool Corp.	4.500%	6/1/46	8,582	10,311
	Whirlpool Corp.	4.600%	5/15/50	2,715	3,368
[3]	William Marsh Rice University	3.574%	5/15/45	16,780	19,424
[3]	Yale University	0.873%	4/15/25	6,350	6,388
[3]	Yale University	1.482%	4/15/30	11,330	11,187
[3]	Yale University	2.402%	4/15/50	8,450	8,199
					5,608,723
Consumer Staples (1.97%)
	Ahold Finance USA LLC	6.875%	5/1/29	1,480	1,993
	Altria Group Inc.	2.850%	8/9/22	16,885	17,340
	Altria Group Inc.	4.000%	1/31/24	16,781	18,186
	Altria Group Inc.	3.800%	2/14/24	13,607	14,621
	Altria Group Inc.	2.350%	5/6/25	2,275	2,380
	Altria Group Inc.	4.400%	2/14/26	20,405	23,082
	Altria Group Inc.	2.625%	9/16/26	8,487	8,930
	Altria Group Inc.	4.800%	2/14/29	32,880	38,129
	Altria Group Inc.	3.400%	5/6/30	4,850	5,139
	Altria Group Inc.	2.450%	2/4/32	12,700	12,275
	Altria Group Inc.	5.800%	2/14/39	30,986	38,202
	Altria Group Inc.	3.400%	2/4/41	19,750	18,806
	Altria Group Inc.	4.250%	8/9/42	10,799	11,282
	Altria Group Inc.	4.500%	5/2/43	10,223	11,037
49

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	5.375%	1/31/44	29,468	35,016
	Altria Group Inc.	3.875%	9/16/46	19,744	19,576
	Altria Group Inc.	5.950%	2/14/49	25,300	32,388
	Altria Group Inc.	4.450%	5/6/50	3,148	3,350
	Altria Group Inc.	3.700%	2/4/51	14,000	13,269
	Altria Group Inc.	6.200%	2/14/59	4,210	5,457
	Altria Group Inc.	4.000%	2/4/61	13,650	13,156
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	40,489	44,761
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	77,553	95,117
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	145,377	183,889
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	7,958	8,780
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	21,733	26,618
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	18,187	20,394
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	22,117	26,861
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	34,586	43,192
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	39,977	45,516
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	78,806	93,868
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	28,073	31,201
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	8,433	10,371
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,775	2,364
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	16,885	20,122
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,076	10,084
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,100	6,728
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,265	3,687
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	3,667	4,364
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	23,292	29,378
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	22,842	24,884
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	37,958	46,407
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	24,332	29,094
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	38,703	53,215
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	19,831	24,182
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	21,688	27,171
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	19,084	27,580
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	18,200	22,397
	Archer-Daniels-Midland Co.	2.750%	3/27/25	7,149	7,616
	Archer-Daniels-Midland Co.	2.500%	8/11/26	14,112	15,009
	Archer-Daniels-Midland Co.	3.250%	3/27/30	13,550	15,004
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,405	4,638
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,088	2,857
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,575	6,605
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,775	3,697
	Avery Dennison Corp.	4.875%	12/6/28	5,315	6,335
	Avery Dennison Corp.	2.650%	4/30/30	13,569	13,966
	BAT Capital Corp.	2.764%	8/15/22	19,675	20,138
	BAT Capital Corp.	3.222%	8/15/24	30,505	32,404
	BAT Capital Corp.	2.789%	9/6/24	14,990	15,761
	BAT Capital Corp.	3.215%	9/6/26	14,025	14,881
	BAT Capital Corp.	4.700%	4/2/27	11,802	13,334
	BAT Capital Corp.	3.557%	8/15/27	31,361	33,558
	BAT Capital Corp.	2.259%	3/25/28	25,035	24,894
	BAT Capital Corp.	3.462%	9/6/29	9,321	9,855
	BAT Capital Corp.	4.906%	4/2/30	15,829	18,192
	BAT Capital Corp.	2.726%	3/25/31	12,100	11,918
	BAT Capital Corp.	4.390%	8/15/37	21,825	23,547
	BAT Capital Corp.	3.734%	9/25/40	12,150	11,897
	BAT Capital Corp.	4.540%	8/15/47	21,909	23,102
	BAT Capital Corp.	4.758%	9/6/49	10,791	11,678
	BAT Capital Corp.	5.282%	4/2/50	20,881	24,143
	BAT Capital Corp.	3.984%	9/25/50	5,325	5,201
	BAT International Finance plc	1.668%	3/25/26	25,150	25,181
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,095
50

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bestfoods	7.250%	12/15/26	250	329
	Brown-Forman Corp.	3.500%	4/15/25	4,978	5,431
	Brown-Forman Corp.	4.500%	7/15/45	5,888	7,599
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	7,550	7,757
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	9,314	10,139
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	3,830	3,873
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	8,800	9,477
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,331	8,084
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,100	8,193
	Campbell Soup Co.	2.500%	8/2/22	2,814	2,876
	Campbell Soup Co.	3.650%	3/15/23	3,912	4,110
	Campbell Soup Co.	3.950%	3/15/25	13,523	14,907
	Campbell Soup Co.	3.300%	3/19/25	7,286	7,851
	Campbell Soup Co.	4.150%	3/15/28	11,740	13,383
	Campbell Soup Co.	2.375%	4/24/30	6,350	6,397
	Campbell Soup Co.	4.800%	3/15/48	12,312	15,179
	Campbell Soup Co.	3.125%	4/24/50	6,761	6,582
	Church & Dwight Co. Inc.	2.450%	8/1/22	2,080	2,124
	Church & Dwight Co. Inc.	3.150%	8/1/27	6,700	7,311
	Church & Dwight Co. Inc.	3.950%	8/1/47	4,596	5,390
	Clorox Co.	3.050%	9/15/22	7,522	7,711
	Clorox Co.	3.500%	12/15/24	8,475	9,213
	Clorox Co.	3.100%	10/1/27	7,162	7,806
	Clorox Co.	3.900%	5/15/28	6,400	7,290
	Clorox Co.	1.800%	5/15/30	6,950	6,835
	Coca-Cola Co.	1.750%	9/6/24	13,571	14,102
	Coca-Cola Co.	3.375%	3/25/27	9,103	10,132
	Coca-Cola Co.	2.900%	5/25/27	3,338	3,647
	Coca-Cola Co.	1.450%	6/1/27	26,333	26,587
	Coca-Cola Co.	1.500%	3/5/28	4,500	4,510
	Coca-Cola Co.	1.000%	3/15/28	13,150	12,758
	Coca-Cola Co.	2.125%	9/6/29	7,925	8,170
	Coca-Cola Co.	3.450%	3/25/30	14,000	15,782
	Coca-Cola Co.	1.650%	6/1/30	20,765	20,414
	Coca-Cola Co.	2.000%	3/5/31	5,215	5,267
	Coca-Cola Co.	1.375%	3/15/31	13,690	13,077
	Coca-Cola Co.	2.250%	1/5/32	11,950	12,235
	Coca-Cola Co.	4.125%	3/25/40	1,670	2,007
	Coca-Cola Co.	2.500%	6/1/40	21,724	21,550
	Coca-Cola Co.	2.875%	5/5/41	16,110	16,692
	Coca-Cola Co.	4.200%	3/25/50	11,300	14,198
	Coca-Cola Co.	2.600%	6/1/50	17,415	16,765
	Coca-Cola Co.	3.000%	3/5/51	16,200	16,812
	Coca-Cola Co.	2.500%	3/15/51	32,450	30,558
	Coca-Cola Co.	2.750%	6/1/60	6,050	5,931
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,300	9,196
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	6,600	6,899
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	3,000	2,894
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,825	17,229
[3]	Colgate-Palmolive Co.	2.250%	11/15/22	7,175	7,367
[3]	Colgate-Palmolive Co.	1.950%	2/1/23	5,075	5,209
[3]	Colgate-Palmolive Co.	2.100%	5/1/23	5,634	5,816
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	6,400	6,870
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	4,016	5,049
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	9,823	11,857
	Conagra Brands Inc.	3.250%	9/15/22	9,012	9,299
	Conagra Brands Inc.	3.200%	1/25/23	4,552	4,710
	Conagra Brands Inc.	4.300%	5/1/24	16,193	17,769
	Conagra Brands Inc.	4.600%	11/1/25	13,055	14,839
	Conagra Brands Inc.	1.375%	11/1/27	12,400	12,101
	Conagra Brands Inc.	7.000%	10/1/28	1,070	1,422
51

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conagra Brands Inc.	4.850%	11/1/28	12,007	14,302
Conagra Brands Inc.	8.250%	9/15/30	8,407	12,480
Conagra Brands Inc.	5.300%	11/1/38	16,609	21,125
Conagra Brands Inc.	5.400%	11/1/48	11,391	15,225
Constellation Brands Inc.	2.650%	11/7/22	16,325	16,770
Constellation Brands Inc.	3.200%	2/15/23	9,200	9,582
Constellation Brands Inc.	4.250%	5/1/23	21,990	23,450
Constellation Brands Inc.	4.750%	11/15/24	10,418	11,701
Constellation Brands Inc.	4.400%	11/15/25	15,426	17,421
Constellation Brands Inc.	4.750%	12/1/25	8,391	9,648
Constellation Brands Inc.	3.700%	12/6/26	8,245	9,171
Constellation Brands Inc.	3.500%	5/9/27	9,336	10,301
Constellation Brands Inc.	3.600%	2/15/28	11,700	12,974
Constellation Brands Inc.	4.650%	11/15/28	6,600	7,770
Constellation Brands Inc.	3.150%	8/1/29	18,136	19,494
Constellation Brands Inc.	2.875%	5/1/30	1,769	1,858
Constellation Brands Inc.	4.500%	5/9/47	10,806	13,068
Constellation Brands Inc.	4.100%	2/15/48	9,630	11,062
Constellation Brands Inc.	5.250%	11/15/48	7,310	9,755
Constellation Brands Inc.	3.750%	5/1/50	10,250	11,302
Costco Wholesale Corp.	2.750%	5/18/24	12,986	13,766
Costco Wholesale Corp.	3.000%	5/18/27	12,745	13,988
Costco Wholesale Corp.	1.375%	6/20/27	17,530	17,650
Costco Wholesale Corp.	1.600%	4/20/30	32,032	31,566
Costco Wholesale Corp.	1.750%	4/20/32	15,943	15,708
Delhaize America LLC	9.000%	4/15/31	3,805	5,842
Diageo Capital plc	2.625%	4/29/23	12,500	12,953
Diageo Capital plc	3.500%	9/18/23	270	287
Diageo Capital plc	2.125%	10/24/24	13,825	14,442
Diageo Capital plc	1.375%	9/29/25	9,000	9,148
Diageo Capital plc	3.875%	5/18/28	3,500	3,997
Diageo Capital plc	2.375%	10/24/29	13,775	14,274
Diageo Capital plc	2.000%	4/29/30	16,143	16,172
Diageo Capital plc	2.125%	4/29/32	15,477	15,560
Diageo Capital plc	5.875%	9/30/36	3,628	5,173
Diageo Capital plc	3.875%	4/29/43	6,516	7,686
Diageo Investment Corp.	7.450%	4/15/35	2,650	4,184
Diageo Investment Corp.	4.250%	5/11/42	5,797	7,108
Dollar General Corp.	3.250%	4/15/23	15,702	16,385
Dollar General Corp.	4.150%	11/1/25	11,484	12,864
Dollar General Corp.	3.875%	4/15/27	9,962	11,206
Dollar General Corp.	4.125%	5/1/28	8,074	9,252
Dollar General Corp.	3.500%	4/3/30	15,470	17,014
Dollar General Corp.	4.125%	4/3/50	18,056	21,163
Dollar Tree Inc.	3.700%	5/15/23	3,925	4,147
Dollar Tree Inc.	4.000%	5/15/25	19,401	21,411
Dollar Tree Inc.	4.200%	5/15/28	15,866	18,100
Estee Lauder Cos. Inc.	2.000%	12/1/24	3,880	4,056
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,620	8,384
Estee Lauder Cos. Inc.	2.375%	12/1/29	11,451	11,963
Estee Lauder Cos. Inc.	2.600%	4/15/30	12,650	13,372
Estee Lauder Cos. Inc.	1.950%	3/15/31	9,770	9,764
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,212	4,620
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,673	7,139
Estee Lauder Cos. Inc.	4.150%	3/15/47	2,270	2,835
Estee Lauder Cos. Inc.	3.125%	12/1/49	2,042	2,218
Flowers Foods Inc.	3.500%	10/1/26	4,275	4,659
Flowers Foods Inc.	2.400%	3/15/31	6,725	6,738
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,410	1,464
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	6,640	7,933
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	30,794	32,415
52

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	2.600%	10/12/22	6,355	6,520
	General Mills Inc.	3.700%	10/17/23	12,346	13,210
	General Mills Inc.	3.650%	2/15/24	7,191	7,703
	General Mills Inc.	4.000%	4/17/25	1,224	1,356
	General Mills Inc.	3.200%	2/10/27	12,970	14,134
	General Mills Inc.	4.200%	4/17/28	20,566	23,714
	General Mills Inc.	2.875%	4/15/30	16,982	18,007
[3,7]	General Mills Inc.	3.000%	2/1/51	18,982	19,125
	Hershey Co.	2.625%	5/1/23	7,400	7,661
	Hershey Co.	3.375%	5/15/23	9,930	10,449
	Hershey Co.	2.050%	11/15/24	1,800	1,879
	Hershey Co.	3.200%	8/21/25	7,370	8,006
	Hershey Co.	2.300%	8/15/26	9,773	10,369
	Hershey Co.	2.450%	11/15/29	3,850	4,054
	Hershey Co.	1.700%	6/1/30	5,098	5,070
	Hershey Co.	3.375%	8/15/46	485	538
	Hershey Co.	3.125%	11/15/49	11,091	11,824
	Hershey Co.	2.650%	6/1/50	2,660	2,616
	Hormel Foods Corp.	0.650%	6/3/24	7,950	7,965
	Hormel Foods Corp.	1.700%	6/3/28	3,200	3,218
	Hormel Foods Corp.	1.800%	6/11/30	12,575	12,484
	Hormel Foods Corp.	3.050%	6/3/51	3,700	3,851
	Ingredion Inc.	3.200%	10/1/26	5,485	5,958
	Ingredion Inc.	2.900%	6/1/30	10,500	11,005
	Ingredion Inc.	3.900%	6/1/50	5,725	6,427
	J M Smucker Co.	3.500%	3/15/25	14,147	15,410
	J M Smucker Co.	3.375%	12/15/27	12,850	14,094
	J M Smucker Co.	2.375%	3/15/30	9,725	9,915
	J M Smucker Co.	4.250%	3/15/35	7,154	8,379
	J M Smucker Co.	4.375%	3/15/45	7,025	8,418
	J M Smucker Co.	3.550%	3/15/50	4,585	4,945
	Kellogg Co.	2.650%	12/1/23	10,583	11,112
	Kellogg Co.	3.250%	4/1/26	10,018	10,938
	Kellogg Co.	3.400%	11/15/27	11,100	12,221
	Kellogg Co.	4.300%	5/15/28	5,750	6,655
	Kellogg Co.	2.100%	6/1/30	6,250	6,284
[3]	Kellogg Co.	7.450%	4/1/31	7,700	11,161
	Kellogg Co.	4.500%	4/1/46	8,150	10,117
	Keurig Dr Pepper Inc.	4.057%	5/25/23	8,703	9,276
	Keurig Dr Pepper Inc.	3.130%	12/15/23	5,850	6,206
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,000	5,005
	Keurig Dr Pepper Inc.	4.417%	5/25/25	18,251	20,491
	Keurig Dr Pepper Inc.	3.400%	11/15/25	8,165	8,928
	Keurig Dr Pepper Inc.	2.550%	9/15/26	6,884	7,308
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,044	8,867
	Keurig Dr Pepper Inc.	4.597%	5/25/28	24,221	28,445
	Keurig Dr Pepper Inc.	3.200%	5/1/30	21,545	23,345
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	3,025
	Keurig Dr Pepper Inc.	7.450%	5/1/38	678	1,053
	Keurig Dr Pepper Inc.	4.985%	5/25/38	6,885	8,768
	Keurig Dr Pepper Inc.	4.500%	11/15/45	16,661	20,325
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,441	4,156
	Keurig Dr Pepper Inc.	5.085%	5/25/48	718	950
	Keurig Dr Pepper Inc.	3.800%	5/1/50	9,075	10,223
	Keurig Dr Pepper Inc.	3.350%	3/15/51	4,750	4,993
	Kimberly-Clark Corp.	2.400%	6/1/23	5,793	6,016
	Kimberly-Clark Corp.	3.050%	8/15/25	4,630	5,008
	Kimberly-Clark Corp.	2.750%	2/15/26	7,885	8,557
	Kimberly-Clark Corp.	1.050%	9/15/27	3,725	3,644
	Kimberly-Clark Corp.	3.950%	11/1/28	3,800	4,397
	Kimberly-Clark Corp.	3.200%	4/25/29	6,163	6,826
53

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimberly-Clark Corp.	3.100%	3/26/30	9,290	10,252
	Kimberly-Clark Corp.	6.625%	8/1/37	2,253	3,507
	Kimberly-Clark Corp.	5.300%	3/1/41	10,551	14,440
	Kimberly-Clark Corp.	3.200%	7/30/46	6,090	6,638
	Kimberly-Clark Corp.	3.900%	5/4/47	4,355	5,266
	Kimberly-Clark Corp.	2.875%	2/7/50	4,590	4,736
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,419	3,314
	Kroger Co.	2.800%	8/1/22	4,525	4,633
	Kroger Co.	3.850%	8/1/23	7,265	7,710
	Kroger Co.	4.000%	2/1/24	5,836	6,284
	Kroger Co.	3.500%	2/1/26	13,251	14,552
	Kroger Co.	2.650%	10/15/26	13,500	14,329
	Kroger Co.	3.700%	8/1/27	5,200	5,789
[3]	Kroger Co.	7.700%	6/1/29	5,250	7,223
	Kroger Co.	8.000%	9/15/29	4,085	5,760
	Kroger Co.	2.200%	5/1/30	4,300	4,325
	Kroger Co.	1.700%	1/15/31	5,000	4,795
	Kroger Co.	7.500%	4/1/31	5,600	8,035
	Kroger Co.	6.900%	4/15/38	5,719	8,439
	Kroger Co.	5.400%	7/15/40	4,282	5,626
	Kroger Co.	5.000%	4/15/42	5,547	7,006
	Kroger Co.	5.150%	8/1/43	2,942	3,803
	Kroger Co.	3.875%	10/15/46	12,020	13,271
	Kroger Co.	4.450%	2/1/47	19,782	23,643
	Kroger Co.	4.650%	1/15/48	4,171	5,114
	Kroger Co.	5.400%	1/15/49	4,717	6,430
	Kroger Co.	3.950%	1/15/50	4,947	5,648
	McCormick & Co. Inc.	2.700%	8/15/22	2,023	2,071
	McCormick & Co. Inc.	3.150%	8/15/24	10,533	11,235
	McCormick & Co. Inc.	0.900%	2/15/26	6,024	5,920
	McCormick & Co. Inc.	3.400%	8/15/27	9,944	10,959
	McCormick & Co. Inc.	2.500%	4/15/30	10,322	10,603
	McCormick & Co. Inc.	1.850%	2/15/31	7,100	6,864
	McCormick & Co. Inc.	4.200%	8/15/47	3,813	4,591
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,923	13,409
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,850	9,813
	Mead Johnson Nutrition Co.	4.600%	6/1/44	11,823	15,384
	Molson Coors Beverage Co.	3.000%	7/15/26	26,015	27,901
	Molson Coors Beverage Co.	5.000%	5/1/42	15,307	18,775
	Molson Coors Beverage Co.	4.200%	7/15/46	23,966	26,675
[3,7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	5,000	5,104
	Mondelez International Inc.	0.625%	7/1/22	12,325	12,365
	Mondelez International Inc.	1.500%	5/4/25	7,442	7,568
	Mondelez International Inc.	2.750%	4/13/30	20,050	21,105
	Mondelez International Inc.	1.500%	2/4/31	9,350	8,856
	Mondelez International Inc.	1.875%	10/15/32	8,975	8,681
	Mondelez International Inc.	2.625%	9/4/50	14,710	13,696
	PepsiCo Inc.	3.100%	7/17/22	6,674	6,841
	PepsiCo Inc.	2.750%	3/1/23	7,691	8,002
	PepsiCo Inc.	0.750%	5/1/23	15,600	15,730
	PepsiCo Inc.	3.600%	3/1/24	10,713	11,513
	PepsiCo Inc.	2.250%	3/19/25	18,390	19,331
	PepsiCo Inc.	2.750%	4/30/25	19,063	20,387
	PepsiCo Inc.	3.500%	7/17/25	11,753	12,908
	PepsiCo Inc.	2.850%	2/24/26	11,223	12,121
	PepsiCo Inc.	2.375%	10/6/26	16,782	17,875
	PepsiCo Inc.	2.625%	3/19/27	11,736	12,606
	PepsiCo Inc.	3.000%	10/15/27	21,963	24,134
	PepsiCo Inc.	2.625%	7/29/29	20,219	21,650
	PepsiCo Inc.	2.750%	3/19/30	30,197	32,544
	PepsiCo Inc.	1.625%	5/1/30	14,705	14,512
54

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	1.400%	2/25/31	11,425	11,048
	PepsiCo Inc.	5.500%	1/15/40	1,809	2,553
	PepsiCo Inc.	3.500%	3/19/40	10,350	11,808
	PepsiCo Inc.	4.875%	11/1/40	253	336
	PepsiCo Inc.	4.000%	3/5/42	12,900	15,675
	PepsiCo Inc.	3.600%	8/13/42	9,719	11,255
	PepsiCo Inc.	4.250%	10/22/44	12,079	14,993
	PepsiCo Inc.	4.600%	7/17/45	6,695	8,736
	PepsiCo Inc.	4.450%	4/14/46	19,023	24,353
	PepsiCo Inc.	3.450%	10/6/46	19,624	22,028
	PepsiCo Inc.	4.000%	5/2/47	6,473	7,896
	PepsiCo Inc.	3.375%	7/29/49	16,800	18,782
	PepsiCo Inc.	2.875%	10/15/49	16,179	16,625
	PepsiCo Inc.	3.625%	3/19/50	7,500	8,773
	PepsiCo Inc.	3.875%	3/19/60	4,675	5,767
	Philip Morris International Inc.	2.375%	8/17/22	9,063	9,256
	Philip Morris International Inc.	2.500%	8/22/22	3,939	4,040
	Philip Morris International Inc.	2.500%	11/2/22	11,024	11,324
	Philip Morris International Inc.	2.625%	3/6/23	9,910	10,290
	Philip Morris International Inc.	1.125%	5/1/23	4,005	4,058
	Philip Morris International Inc.	2.125%	5/10/23	9,315	9,595
	Philip Morris International Inc.	3.600%	11/15/23	12,816	13,795
	Philip Morris International Inc.	2.875%	5/1/24	17,955	19,094
	Philip Morris International Inc.	3.250%	11/10/24	14,670	15,877
	Philip Morris International Inc.	1.500%	5/1/25	5,921	6,041
	Philip Morris International Inc.	3.375%	8/11/25	9,859	10,755
	Philip Morris International Inc.	2.750%	2/25/26	17,941	19,146
	Philip Morris International Inc.	0.875%	5/1/26	5,083	5,019
	Philip Morris International Inc.	3.125%	8/17/27	2,393	2,615
	Philip Morris International Inc.	3.125%	3/2/28	7,950	8,661
	Philip Morris International Inc.	3.375%	8/15/29	9,245	10,219
	Philip Morris International Inc.	2.100%	5/1/30	13,525	13,491
	Philip Morris International Inc.	1.750%	11/1/30	2,875	2,787
	Philip Morris International Inc.	6.375%	5/16/38	13,397	19,141
	Philip Morris International Inc.	4.375%	11/15/41	13,032	15,388
	Philip Morris International Inc.	4.500%	3/20/42	11,087	13,139
	Philip Morris International Inc.	3.875%	8/21/42	8,845	9,781
	Philip Morris International Inc.	4.125%	3/4/43	10,935	12,496
	Philip Morris International Inc.	4.875%	11/15/43	12,021	15,043
	Philip Morris International Inc.	4.250%	11/10/44	17,222	20,114
	Procter & Gamble Co.	2.150%	8/11/22	8,296	8,472
	Procter & Gamble Co.	3.100%	8/15/23	16,652	17,654
	Procter & Gamble Co.	0.550%	10/29/25	12,625	12,470
	Procter & Gamble Co.	2.700%	2/2/26	15,921	17,188
	Procter & Gamble Co.	2.450%	11/3/26	13,350	14,286
	Procter & Gamble Co.	2.800%	3/25/27	18,700	20,248
	Procter & Gamble Co.	2.850%	8/11/27	5,828	6,353
	Procter & Gamble Co.	3.000%	3/25/30	23,373	25,776
	Procter & Gamble Co.	1.200%	10/29/30	12,820	12,217
	Procter & Gamble Co.	5.550%	3/5/37	1,500	2,161
	Procter & Gamble Co.	3.550%	3/25/40	19,346	22,667
	Procter & Gamble Co.	3.500%	10/25/47	9,044	10,767
	Procter & Gamble Co.	3.600%	3/25/50	8,789	10,689
	Reynolds American Inc.	4.450%	6/12/25	36,022	39,936
	Reynolds American Inc.	5.700%	8/15/35	11,638	14,051
	Reynolds American Inc.	7.250%	6/15/37	3,390	4,571
[3]	Reynolds American Inc.	8.125%	5/1/40	2,569	3,744
[3]	Reynolds American Inc.	7.000%	8/4/41	3,375	4,510
	Reynolds American Inc.	6.150%	9/15/43	11,982	15,126
	Reynolds American Inc.	5.850%	8/15/45	28,097	34,453
	Sysco Corp.	3.550%	3/15/25	5,790	6,301
55

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sysco Corp.	5.650%	4/1/25	448	520
Sysco Corp.	3.750%	10/1/25	8,199	9,020
Sysco Corp.	3.300%	7/15/26	16,837	18,306
Sysco Corp.	3.250%	7/15/27	21,176	22,962
Sysco Corp.	2.400%	2/15/30	2,150	2,189
Sysco Corp.	5.950%	4/1/30	10,598	13,617
Sysco Corp.	6.600%	4/1/40	13,332	19,661
Sysco Corp.	4.850%	10/1/45	8,210	10,244
Sysco Corp.	4.500%	4/1/46	6,459	7,650
Sysco Corp.	4.450%	3/15/48	8,076	9,644
Sysco Corp.	3.300%	2/15/50	6,850	6,874
Sysco Corp.	6.600%	4/1/50	16,033	24,916
Target Corp.	3.500%	7/1/24	11,945	12,961
Target Corp.	2.250%	4/15/25	13,300	13,957
Target Corp.	2.500%	4/15/26	10,793	11,608
Target Corp.	3.375%	4/15/29	15,650	17,579
Target Corp.	2.350%	2/15/30	8,500	8,874
Target Corp.	2.650%	9/15/30	11,175	11,963
Target Corp.	6.500%	10/15/37	5,687	8,788
Target Corp.	7.000%	1/15/38	7,420	12,010
Target Corp.	4.000%	7/1/42	10,740	13,347
Target Corp.	3.625%	4/15/46	8,425	10,003
Target Corp.	3.900%	11/15/47	725	908
Tyson Foods Inc.	3.900%	9/28/23	4,400	4,714
Tyson Foods Inc.	3.950%	8/15/24	20,219	21,997
Tyson Foods Inc.	4.000%	3/1/26	13,194	14,709
Tyson Foods Inc.	3.550%	6/2/27	15,940	17,639
Tyson Foods Inc.	4.350%	3/1/29	16,562	19,291
Tyson Foods Inc.	4.875%	8/15/34	9,341	11,615
Tyson Foods Inc.	5.150%	8/15/44	15,112	19,552
Tyson Foods Inc.	4.550%	6/2/47	7,825	9,563
Tyson Foods Inc.	5.100%	9/28/48	13,522	17,839
Unilever Capital Corp.	0.375%	9/14/23	3,418	3,421
Unilever Capital Corp.	3.250%	3/7/24	16,450	17,582
Unilever Capital Corp.	2.600%	5/5/24	25,113	26,487
Unilever Capital Corp.	3.375%	3/22/25	266	290
Unilever Capital Corp.	3.100%	7/30/25	9,825	10,677
Unilever Capital Corp.	2.000%	7/28/26	11,245	11,723
Unilever Capital Corp.	2.900%	5/5/27	6,650	7,206
Unilever Capital Corp.	3.500%	3/22/28	8,305	9,335
Unilever Capital Corp.	2.125%	9/6/29	19,790	20,367
Unilever Capital Corp.	1.375%	9/14/30	4,334	4,190
Unilever Capital Corp.	5.900%	11/15/32	8,975	12,377
Walgreens Boots Alliance Inc.	3.800%	11/18/24	22,516	24,536
Walgreens Boots Alliance Inc.	3.450%	6/1/26	28,230	30,715
Walgreens Boots Alliance Inc.	3.200%	4/15/30	2,686	2,866
Walgreens Boots Alliance Inc.	4.800%	11/18/44	23,354	27,932
Walgreens Boots Alliance Inc.	4.100%	4/15/50	10,450	11,516
Walmart Inc.	2.350%	12/15/22	28,637	29,447
Walmart Inc.	2.550%	4/11/23	23,173	24,009
Walmart Inc.	3.400%	6/26/23	14,402	15,252
Walmart Inc.	3.300%	4/22/24	26,298	28,182
Walmart Inc.	2.850%	7/8/24	18,844	20,086
Walmart Inc.	2.650%	12/15/24	21,876	23,304
Walmart Inc.	3.550%	6/26/25	31,512	34,753
Walmart Inc.	3.050%	7/8/26	27,284	29,868
Walmart Inc.	5.875%	4/5/27	15,220	19,086
Walmart Inc.	3.700%	6/26/28	31,241	35,564
Walmart Inc.	3.250%	7/8/29	20,280	22,700
Walmart Inc.	2.375%	9/24/29	11,950	12,661
Walmart Inc.	7.550%	2/15/30	7,080	10,507
56

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	5.250%	9/1/35	25,401	34,595
	Walmart Inc.	6.500%	8/15/37	2,149	3,273
	Walmart Inc.	6.200%	4/15/38	15,669	23,388
	Walmart Inc.	3.950%	6/28/38	13,019	15,642
	Walmart Inc.	5.625%	4/1/40	8,720	12,564
	Walmart Inc.	4.875%	7/8/40	6,810	9,009
	Walmart Inc.	5.000%	10/25/40	4,065	5,498
	Walmart Inc.	5.625%	4/15/41	5,290	7,679
	Walmart Inc.	4.000%	4/11/43	9,372	11,441
	Walmart Inc.	4.300%	4/22/44	9,154	11,618
	Walmart Inc.	3.625%	12/15/47	8,959	10,509
	Walmart Inc.	4.050%	6/29/48	31,039	39,054
	Walmart Inc.	2.950%	9/24/49	18,605	19,754
					6,150,494
Energy (2.31%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	15,918	16,441
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	18,290	20,005
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	6,355	6,849
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	8,864	10,471
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	18,800	21,542
	Baker Hughes Holdings LLC	5.125%	9/15/40	15,164	19,443
	Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,535
	Boardwalk Pipelines LP	4.950%	12/15/24	8,524	9,533
	Boardwalk Pipelines LP	5.950%	6/1/26	14,775	17,510
	Boardwalk Pipelines LP	4.450%	7/15/27	10,812	12,206
[3]	BP Capital Markets America Inc.	2.520%	9/19/22	9,058	9,287
	BP Capital Markets America Inc.	2.937%	4/6/23	10,080	10,514
[3]	BP Capital Markets America Inc.	2.750%	5/10/23	10,736	11,193
[3]	BP Capital Markets America Inc.	3.216%	11/28/23	18,953	20,074
	BP Capital Markets America Inc.	3.790%	2/6/24	6,994	7,544
[3]	BP Capital Markets America Inc.	3.224%	4/14/24	3,200	3,410
	BP Capital Markets America Inc.	3.194%	4/6/25	8,186	8,819
	BP Capital Markets America Inc.	3.796%	9/21/25	19,464	21,568
	BP Capital Markets America Inc.	3.410%	2/11/26	15,102	16,522
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	20,241	21,964
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	9,215	9,940
	BP Capital Markets America Inc.	3.543%	4/6/27	5,259	5,805
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	5,709	6,320
	BP Capital Markets America Inc.	3.937%	9/21/28	14,650	16,686
	BP Capital Markets America Inc.	4.234%	11/6/28	17,910	20,772
	BP Capital Markets America Inc.	3.633%	4/6/30	23,100	25,918
	BP Capital Markets America Inc.	1.749%	8/10/30	7,050	6,882
	BP Capital Markets America Inc.	3.060%	6/17/41	19,000	19,188
	BP Capital Markets America Inc.	3.000%	2/24/50	30,856	29,970
	BP Capital Markets America Inc.	2.772%	11/10/50	20,568	19,141
	BP Capital Markets America Inc.	2.939%	6/4/51	11,060	10,607
	BP Capital Markets America Inc.	3.379%	2/8/61	23,595	23,711
	BP Capital Markets plc	2.500%	11/6/22	16,002	16,462
	BP Capital Markets plc	2.750%	5/10/23	835	870
	BP Capital Markets plc	3.994%	9/26/23	7,763	8,368
	BP Capital Markets plc	3.814%	2/10/24	9,031	9,771
	BP Capital Markets plc	3.535%	11/4/24	25,393	27,648
	BP Capital Markets plc	3.506%	3/17/25	20,664	22,616
	BP Capital Markets plc	3.279%	9/19/27	27,766	30,401
	BP Capital Markets plc	3.723%	11/28/28	16,184	18,246
	Burlington Resources LLC	7.200%	8/15/31	3,530	5,103
	Burlington Resources LLC	7.400%	12/1/31	5,765	8,500
	Burlington Resources LLC	5.950%	10/15/36	8,550	11,850
	Canadian Natural Resources Ltd.	2.950%	1/15/23	15,666	16,231
	Canadian Natural Resources Ltd.	3.800%	4/15/24	8,673	9,322
	Canadian Natural Resources Ltd.	3.900%	2/1/25	400	435
57

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,200	5,348
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,428	24,703
	Canadian Natural Resources Ltd.	2.950%	7/15/30	8,200	8,506
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,793	7,870
	Canadian Natural Resources Ltd.	6.450%	6/30/33	7,731	10,195
	Canadian Natural Resources Ltd.	5.850%	2/1/35	4,428	5,658
	Canadian Natural Resources Ltd.	6.500%	2/15/37	14,902	20,118
	Canadian Natural Resources Ltd.	6.250%	3/15/38	14,999	20,054
	Canadian Natural Resources Ltd.	6.750%	2/1/39	5,634	7,908
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,505	9,361
	Cenovus Energy Inc.	3.950%	4/15/22	5,771	5,873
	Cenovus Energy Inc.	3.800%	9/15/23	5,669	5,979
	Cenovus Energy Inc.	4.000%	4/15/24	10,000	10,709
	Cenovus Energy Inc.	5.375%	7/15/25	17,375	19,878
	Cenovus Energy Inc.	4.250%	4/15/27	12,400	13,866
	Cenovus Energy Inc.	4.400%	4/15/29	9,090	10,297
	Cenovus Energy Inc.	5.250%	6/15/37	8,711	10,425
	Cenovus Energy Inc.	6.800%	9/15/37	4,966	6,529
	Cenovus Energy Inc.	6.750%	11/15/39	21,515	29,177
	Cenovus Energy Inc.	5.400%	6/15/47	13,732	17,050
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	11,864	13,587
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	14,140	16,221
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,805	32,365
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	19,883	21,715
	Chevron Corp.	2.355%	12/5/22	25,151	25,759
	Chevron Corp.	1.141%	5/11/23	17,375	17,633
	Chevron Corp.	2.566%	5/16/23	6,015	6,243
	Chevron Corp.	3.191%	6/24/23	25,453	26,716
	Chevron Corp.	2.895%	3/3/24	15,470	16,373
	Chevron Corp.	1.554%	5/11/25	31,283	32,034
	Chevron Corp.	3.326%	11/17/25	19,431	21,276
	Chevron Corp.	2.954%	5/16/26	23,854	25,867
	Chevron Corp.	1.995%	5/11/27	7,958	8,220
	Chevron Corp.	2.236%	5/11/30	22,108	22,799
	Chevron Corp.	2.978%	5/11/40	9,050	9,463
	Chevron Corp.	3.078%	5/11/50	12,775	13,227
	Chevron USA Inc.	0.333%	8/12/22	5,606	5,610
	Chevron USA Inc.	0.426%	8/11/23	4,000	4,004
	Chevron USA Inc.	3.900%	11/15/24	7,104	7,789
	Chevron USA Inc.	0.687%	8/12/25	7,675	7,615
	Chevron USA Inc.	1.018%	8/12/27	6,750	6,576
	Chevron USA Inc.	3.850%	1/15/28	9,440	10,762
	Chevron USA Inc.	3.250%	10/15/29	11,000	12,194
	Chevron USA Inc.	6.000%	3/1/41	13,373	19,560
	Chevron USA Inc.	5.250%	11/15/43	15,000	20,394
	Chevron USA Inc.	5.050%	11/15/44	10,750	14,427
	Chevron USA Inc.	4.950%	8/15/47	6,390	8,561
	Chevron USA Inc.	4.200%	10/15/49	4,352	5,355
	Chevron USA Inc.	2.343%	8/12/50	10,954	9,929
	Cimarex Energy Co.	4.375%	6/1/24	11,232	12,226
	Cimarex Energy Co.	3.900%	5/15/27	15,371	16,958
	Cimarex Energy Co.	4.375%	3/15/29	2,861	3,253
	Columbia Pipeline Group Inc.	4.500%	6/1/25	18,525	20,823
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,138	8,373
	Conoco Funding Co.	7.250%	10/15/31	2,673	3,906
[3,7]	ConocoPhillips	3.750%	10/1/27	36,181	40,639
[3,7]	ConocoPhillips	4.300%	8/15/28	27,605	32,020
[3,7]	ConocoPhillips	2.400%	2/15/31	6,630	6,787
	ConocoPhillips	5.900%	10/15/32	14,606	19,513
	ConocoPhillips	5.900%	5/15/38	10,000	13,982
	ConocoPhillips	6.500%	2/1/39	30,743	45,471
58

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	ConocoPhillips	4.875%	10/1/47	18,850	24,758
	ConocoPhillips Co.	3.350%	11/15/24	3,123	3,367
	ConocoPhillips Co.	4.950%	3/15/26	17,509	20,328
	ConocoPhillips Co.	6.950%	4/15/29	25,284	34,374
	ConocoPhillips Co.	4.300%	11/15/44	10,712	12,909
[3,7]	Devon Energy Corp.	5.250%	9/15/24	6,750	7,523
	Devon Energy Corp.	5.850%	12/15/25	6,151	7,222
[3,7]	Devon Energy Corp.	5.250%	10/15/27	3,700	3,978
[3,7]	Devon Energy Corp.	5.875%	6/15/28	4,284	4,761
[3,7]	Devon Energy Corp.	4.500%	1/15/30	7,607	8,370
	Devon Energy Corp.	7.875%	9/30/31	7,787	10,903
	Devon Energy Corp.	7.950%	4/15/32	5,755	8,195
	Devon Energy Corp.	5.600%	7/15/41	15,405	19,109
	Devon Energy Corp.	4.750%	5/15/42	11,024	12,528
	Devon Energy Corp.	5.000%	6/15/45	10,488	12,342
	Diamondback Energy Inc.	0.900%	3/24/23	6,600	6,601
	Diamondback Energy Inc.	2.875%	12/1/24	12,205	12,902
	Diamondback Energy Inc.	3.250%	12/1/26	20,746	22,234
	Diamondback Energy Inc.	3.500%	12/1/29	23,875	25,590
	Diamondback Energy Inc.	3.125%	3/24/31	13,200	13,725
	Diamondback Energy Inc.	4.400%	3/24/51	6,000	6,777
	Enable Midstream Partners LP	3.900%	5/15/24	14,125	15,042
	Enable Midstream Partners LP	4.400%	3/15/27	12,640	13,975
	Enable Midstream Partners LP	4.950%	5/15/28	20,060	22,973
	Enable Midstream Partners LP	5.000%	5/15/44	1,398	1,522
	Enbridge Energy Partners LP	5.875%	10/15/25	10,311	12,182
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	10,010	14,736
	Enbridge Energy Partners LP	5.500%	9/15/40	4,365	5,625
	Enbridge Energy Partners LP	7.375%	10/15/45	10,856	17,134
	Enbridge Inc.	2.900%	7/15/22	7,505	7,682
	Enbridge Inc.	4.000%	10/1/23	3,278	3,501
	Enbridge Inc.	2.500%	1/15/25	6,450	6,766
	Enbridge Inc.	4.250%	12/1/26	13,632	15,384
	Enbridge Inc.	3.700%	7/15/27	17,005	18,791
	Enbridge Inc.	3.125%	11/15/29	12,375	13,253
	Enbridge Inc.	2.500%	8/1/33	12,000	12,005
	Enbridge Inc.	4.500%	6/10/44	7,150	8,417
	Enbridge Inc.	4.000%	11/15/49	6,380	7,088
	Enbridge Inc.	3.400%	8/1/51	6,600	6,626
	Energy Transfer LP	5.000%	10/1/22	24,055	25,072
	Energy Transfer LP	3.450%	1/15/23	1,989	2,055
	Energy Transfer LP	3.600%	2/1/23	21,752	22,569
[3]	Energy Transfer LP	4.250%	3/15/23	23,301	24,454
[3]	Energy Transfer LP	4.200%	9/15/23	7,620	8,148
	Energy Transfer LP	4.500%	11/1/23	7,775	8,334
	Energy Transfer LP	4.900%	2/1/24	2,129	2,315
	Energy Transfer LP	4.250%	4/1/24	7,893	8,506
	Energy Transfer LP	4.500%	4/15/24	1,400	1,525
	Energy Transfer LP	4.050%	3/15/25	22,025	23,907
	Energy Transfer LP	2.900%	5/15/25	10,834	11,406
	Energy Transfer LP	5.950%	12/1/25	6,660	7,804
	Energy Transfer LP	4.750%	1/15/26	14,875	16,745
	Energy Transfer LP	3.900%	7/15/26	7,400	8,085
	Energy Transfer LP	4.200%	4/15/27	7,875	8,714
[3]	Energy Transfer LP	5.500%	6/1/27	19,083	22,418
	Energy Transfer LP	4.000%	10/1/27	11,150	12,291
	Energy Transfer LP	4.950%	6/15/28	17,375	20,148
	Energy Transfer LP	5.250%	4/15/29	16,403	19,376
	Energy Transfer LP	3.750%	5/15/30	13,735	14,932
	Energy Transfer LP	4.900%	3/15/35	5,328	6,152
	Energy Transfer LP	6.625%	10/15/36	5,810	7,678
59

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Energy Transfer LP	5.800%	6/15/38	9,725	12,060
	Energy Transfer LP	7.500%	7/1/38	6,482	9,130
	Energy Transfer LP	6.050%	6/1/41	8,690	11,045
	Energy Transfer LP	6.500%	2/1/42	12,508	16,237
	Energy Transfer LP	6.100%	2/15/42	10,680	13,248
	Energy Transfer LP	4.950%	1/15/43	1,150	1,259
	Energy Transfer LP	5.150%	2/1/43	2,669	3,018
	Energy Transfer LP	5.950%	10/1/43	5,388	6,695
	Energy Transfer LP	5.300%	4/1/44	7,978	9,241
	Energy Transfer LP	5.150%	3/15/45	5,403	6,227
	Energy Transfer LP	5.350%	5/15/45	18,142	20,995
	Energy Transfer LP	6.125%	12/15/45	19,678	25,050
	Energy Transfer LP	5.300%	4/15/47	10,755	12,552
	Energy Transfer LP	5.400%	10/1/47	12,902	15,271
	Energy Transfer LP	6.000%	6/15/48	17,365	21,958
	Energy Transfer LP	6.250%	4/15/49	20,375	26,794
	Energy Transfer LP	5.000%	5/15/50	29,884	34,523
	Enterprise Products Operating LLC	3.350%	3/15/23	26,624	27,725
	Enterprise Products Operating LLC	3.900%	2/15/24	11,000	11,841
	Enterprise Products Operating LLC	3.750%	2/15/25	21,420	23,352
	Enterprise Products Operating LLC	3.700%	2/15/26	5,000	5,538
	Enterprise Products Operating LLC	3.950%	2/15/27	3,247	3,635
	Enterprise Products Operating LLC	3.125%	7/31/29	30,005	32,374
	Enterprise Products Operating LLC	2.800%	1/31/30	18,209	19,239
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	6,813	9,707
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	1,960	2,755
	Enterprise Products Operating LLC	7.550%	4/15/38	3,544	5,441
	Enterprise Products Operating LLC	6.125%	10/15/39	14,648	20,536
	Enterprise Products Operating LLC	5.950%	2/1/41	10,706	14,725
	Enterprise Products Operating LLC	5.700%	2/15/42	6,720	9,066
	Enterprise Products Operating LLC	4.850%	8/15/42	9,547	11,689
	Enterprise Products Operating LLC	4.450%	2/15/43	17,123	20,239
	Enterprise Products Operating LLC	4.850%	3/15/44	11,947	14,658
	Enterprise Products Operating LLC	5.100%	2/15/45	5,000	6,344
	Enterprise Products Operating LLC	4.900%	5/15/46	26,078	32,270
	Enterprise Products Operating LLC	4.250%	2/15/48	27,205	31,292
	Enterprise Products Operating LLC	4.800%	2/1/49	14,268	17,571
	Enterprise Products Operating LLC	4.200%	1/31/50	24,883	28,799
	Enterprise Products Operating LLC	3.700%	1/31/51	14,370	15,441
	Enterprise Products Operating LLC	3.200%	2/15/52	8,375	8,298
	Enterprise Products Operating LLC	4.950%	10/15/54	9,613	11,989
	Enterprise Products Operating LLC	3.950%	1/31/60	18,000	20,011
[3]	Enterprise Products Operating LLC	4.875%	8/16/77	1,500	1,470
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	9,750	10,212
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	8,690	8,950
	EOG Resources Inc.	2.625%	3/15/23	16,258	16,788
	EOG Resources Inc.	3.150%	4/1/25	8,281	8,924
	EOG Resources Inc.	4.150%	1/15/26	14,335	16,142
	EOG Resources Inc.	4.375%	4/15/30	12,675	15,023
	EOG Resources Inc.	4.950%	4/15/50	9,698	12,956
	Exxon Mobil Corp.	1.902%	8/16/22	14,833	15,109
	Exxon Mobil Corp.	2.726%	3/1/23	38,897	40,276
	Exxon Mobil Corp.	1.571%	4/15/23	24,866	25,404
	Exxon Mobil Corp.	3.176%	3/15/24	275	293
	Exxon Mobil Corp.	2.019%	8/16/24	13,429	13,975
	Exxon Mobil Corp.	2.709%	3/6/25	10,823	11,512
	Exxon Mobil Corp.	2.992%	3/19/25	58,045	62,280
	Exxon Mobil Corp.	3.043%	3/1/26	16,526	17,938
	Exxon Mobil Corp.	2.275%	8/16/26	14,181	14,959
	Exxon Mobil Corp.	3.294%	3/19/27	10,250	11,337
	Exxon Mobil Corp.	2.440%	8/16/29	15,950	16,686
60

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	3.482%	3/19/30	22,180	24,911
	Exxon Mobil Corp.	2.610%	10/15/30	28,663	30,233
	Exxon Mobil Corp.	2.995%	8/16/39	11,025	11,337
	Exxon Mobil Corp.	4.227%	3/19/40	28,030	33,542
	Exxon Mobil Corp.	3.567%	3/6/45	17,040	18,669
	Exxon Mobil Corp.	4.114%	3/1/46	19,331	22,849
	Exxon Mobil Corp.	3.095%	8/16/49	25,581	26,088
	Exxon Mobil Corp.	4.327%	3/19/50	51,559	64,003
	Exxon Mobil Corp.	3.452%	4/15/51	37,000	40,262
	Halliburton Co.	3.500%	8/1/23	1,603	1,689
	Halliburton Co.	3.800%	11/15/25	8,349	9,227
	Halliburton Co.	2.920%	3/1/30	24,565	25,533
	Halliburton Co.	4.850%	11/15/35	20,282	23,887
	Halliburton Co.	6.700%	9/15/38	12,102	16,571
	Halliburton Co.	4.500%	11/15/41	3,065	3,441
	Halliburton Co.	4.750%	8/1/43	11,651	13,529
	Halliburton Co.	5.000%	11/15/45	27,703	33,825
[3]	Helmerich & Payne Inc.	4.650%	3/15/25	5,000	5,566
	Hess Corp.	3.500%	7/15/24	4,253	4,518
	Hess Corp.	4.300%	4/1/27	11,290	12,577
	Hess Corp.	7.875%	10/1/29	6,000	8,173
	Hess Corp.	7.300%	8/15/31	8,523	11,551
	Hess Corp.	7.125%	3/15/33	5,990	8,111
	Hess Corp.	6.000%	1/15/40	12,953	16,630
	Hess Corp.	5.600%	2/15/41	21,675	27,107
	Hess Corp.	5.800%	4/1/47	1,165	1,521
	HollyFrontier Corp.	2.625%	10/1/23	2,775	2,872
	HollyFrontier Corp.	5.875%	4/1/26	4,983	5,762
	HollyFrontier Corp.	4.500%	10/1/30	5,421	5,821
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	9,124	9,419
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	10,809	11,245
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	14,574	15,385
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	500	539
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,611	23,560
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,686	8,437
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,010	1,403
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	455	649
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,690	5,209
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,249	9,296
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,321	23,779
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,460	12,082
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,145	11,342
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	9,000	12,595
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,775	11,480
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,287	7,311
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,464	15,955
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	6,239	7,469
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	13,249	15,412
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,091	6,121
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	12,804	16,105
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,280	4,099
	Kinder Morgan Inc.	3.150%	1/15/23	12,652	13,138
	Kinder Morgan Inc.	4.300%	6/1/25	10,896	12,136
	Kinder Morgan Inc.	4.300%	3/1/28	19,414	22,175
	Kinder Morgan Inc.	2.000%	2/15/31	9,700	9,338
[3]	Kinder Morgan Inc.	7.800%	8/1/31	5,675	8,123
[3]	Kinder Morgan Inc.	7.750%	1/15/32	11,775	16,969
	Kinder Morgan Inc.	5.300%	12/1/34	20,259	25,057
	Kinder Morgan Inc.	5.550%	6/1/45	18,942	24,500
	Kinder Morgan Inc.	5.050%	2/15/46	13,271	16,102
	Kinder Morgan Inc.	5.200%	3/1/48	975	1,226
61

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Inc.	3.250%	8/1/50	10,240	9,911
Kinder Morgan Inc.	3.600%	2/15/51	5,350	5,466
Magellan Midstream Partners LP	5.000%	3/1/26	9,246	10,646
Magellan Midstream Partners LP	3.250%	6/1/30	7,625	8,208
Magellan Midstream Partners LP	5.150%	10/15/43	291	361
Magellan Midstream Partners LP	4.250%	9/15/46	4,994	5,657
Magellan Midstream Partners LP	4.200%	10/3/47	10,468	11,696
Magellan Midstream Partners LP	4.850%	2/1/49	6,500	7,875
Magellan Midstream Partners LP	3.950%	3/1/50	8,455	9,168
Marathon Oil Corp.	3.850%	6/1/25	10,000	10,892
Marathon Oil Corp.	4.400%	7/15/27	17,052	19,308
Marathon Oil Corp.	6.800%	3/15/32	6,965	9,148
Marathon Oil Corp.	6.600%	10/1/37	13,180	17,551
Marathon Oil Corp.	5.200%	6/1/45	2,975	3,569
Marathon Petroleum Corp.	4.500%	5/1/23	16,756	17,876
Marathon Petroleum Corp.	4.750%	12/15/23	6,928	7,559
Marathon Petroleum Corp.	3.625%	9/15/24	7,925	8,527
Marathon Petroleum Corp.	4.700%	5/1/25	8,608	9,708
Marathon Petroleum Corp.	5.125%	12/15/26	24,005	28,260
Marathon Petroleum Corp.	3.800%	4/1/28	8,450	9,412
Marathon Petroleum Corp.	6.500%	3/1/41	18,690	25,981
Marathon Petroleum Corp.	4.750%	9/15/44	6,367	7,543
Marathon Petroleum Corp.	4.500%	4/1/48	13,241	15,143
Marathon Petroleum Corp.	5.000%	9/15/54	7,133	8,529
MPLX LP	3.500%	12/1/22	5,900	6,130
MPLX LP	3.375%	3/15/23	6,192	6,472
MPLX LP	4.500%	7/15/23	22,980	24,595
MPLX LP	4.875%	12/1/24	25,731	28,820
MPLX LP	4.000%	2/15/25	5,008	5,466
MPLX LP	4.875%	6/1/25	14,559	16,438
MPLX LP	1.750%	3/1/26	11,525	11,656
MPLX LP	4.125%	3/1/27	8,890	9,926
MPLX LP	4.250%	12/1/27	20,215	22,875
MPLX LP	4.000%	3/15/28	14,293	15,983
MPLX LP	2.650%	8/15/30	21,429	21,660
MPLX LP	4.500%	4/15/38	20,810	23,790
MPLX LP	5.200%	3/1/47	15,460	18,978
MPLX LP	5.200%	12/1/47	20,035	24,456
MPLX LP	4.700%	4/15/48	18,868	21,938
MPLX LP	5.500%	2/15/49	14,490	18,749
MPLX LP	4.900%	4/15/58	5,300	6,331
NOV Inc.	3.600%	12/1/29	5,025	5,255
NOV Inc.	3.950%	12/1/42	8,588	8,477
ONEOK Inc.	7.500%	9/1/23	15,093	16,999
ONEOK Inc.	2.750%	9/1/24	5,350	5,630
ONEOK Inc.	2.200%	9/15/25	2,850	2,933
ONEOK Inc.	4.000%	7/13/27	14,105	15,587
ONEOK Inc.	4.550%	7/15/28	6,503	7,415
ONEOK Inc.	4.350%	3/15/29	12,285	13,871
ONEOK Inc.	3.400%	9/1/29	23,196	24,731
ONEOK Inc.	3.100%	3/15/30	19,100	19,971
ONEOK Inc.	6.350%	1/15/31	3,375	4,365
ONEOK Inc.	6.000%	6/15/35	1,783	2,235
ONEOK Inc.	4.950%	7/13/47	14,341	16,804
ONEOK Inc.	5.200%	7/15/48	6,965	8,543
ONEOK Inc.	4.450%	9/1/49	9,602	10,664
ONEOK Inc.	4.500%	3/15/50	7,525	8,399
ONEOK Inc.	7.150%	1/15/51	4,475	6,612
ONEOK Partners LP	3.375%	10/1/22	16,090	16,534
ONEOK Partners LP	4.900%	3/15/25	8,872	9,933
ONEOK Partners LP	6.650%	10/1/36	14,575	19,624
62

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Partners LP	6.850%	10/15/37	7,871	10,748
ONEOK Partners LP	6.125%	2/1/41	5,942	7,661
ONEOK Partners LP	6.200%	9/15/43	3,184	4,188
Phillips 66	3.700%	4/6/23	3,350	3,537
Phillips 66	0.900%	2/15/24	5,000	5,005
Phillips 66	3.850%	4/9/25	10,983	12,088
Phillips 66	1.300%	2/15/26	10,650	10,652
Phillips 66	3.900%	3/15/28	8,860	9,967
Phillips 66	2.150%	12/15/30	29,035	28,564
Phillips 66	4.650%	11/15/34	16,748	19,972
Phillips 66	5.875%	5/1/42	14,532	19,814
Phillips 66	4.875%	11/15/44	17,620	22,062
Phillips 66 Partners LP	2.450%	12/15/24	4,300	4,488
Phillips 66 Partners LP	3.605%	2/15/25	9,516	10,262
Phillips 66 Partners LP	3.550%	10/1/26	2,500	2,718
Phillips 66 Partners LP	3.750%	3/1/28	5,725	6,271
Phillips 66 Partners LP	3.150%	12/15/29	11,123	11,690
Phillips 66 Partners LP	4.680%	2/15/45	7,300	8,354
Phillips 66 Partners LP	4.900%	10/1/46	5,933	7,057
Pioneer Natural Resources Co.	0.550%	5/15/23	3,000	3,002
Pioneer Natural Resources Co.	0.750%	1/15/24	4,116	4,116
Pioneer Natural Resources Co.	1.125%	1/15/26	5,800	5,742
Pioneer Natural Resources Co.	4.450%	1/15/26	10,918	12,313
Pioneer Natural Resources Co.	1.900%	8/15/30	14,333	13,813
Pioneer Natural Resources Co.	2.150%	1/15/31	7,170	7,036
Plains All American Pipeline LP	2.850%	1/31/23	16,263	16,693
Plains All American Pipeline LP	3.850%	10/15/23	5,786	6,134
Plains All American Pipeline LP	3.600%	11/1/24	25,665	27,516
Plains All American Pipeline LP	4.650%	10/15/25	11,924	13,342
Plains All American Pipeline LP	4.500%	12/15/26	12,330	13,852
Plains All American Pipeline LP	3.550%	12/15/29	10,154	10,709
Plains All American Pipeline LP	3.800%	9/15/30	6,316	6,764
Plains All American Pipeline LP	6.650%	1/15/37	6,839	8,966
Plains All American Pipeline LP	5.150%	6/1/42	8,575	9,618
Plains All American Pipeline LP	4.300%	1/31/43	10,000	10,042
Plains All American Pipeline LP	4.700%	6/15/44	8,877	9,411
Plains All American Pipeline LP	4.900%	2/15/45	6,331	6,887
Sabine Pass Liquefaction LLC	5.625%	4/15/23	17,983	19,327
Sabine Pass Liquefaction LLC	5.750%	5/15/24	24,256	27,237
Sabine Pass Liquefaction LLC	5.625%	3/1/25	28,025	32,036
Sabine Pass Liquefaction LLC	5.875%	6/30/26	15,637	18,505
Sabine Pass Liquefaction LLC	5.000%	3/15/27	22,817	26,347
Sabine Pass Liquefaction LLC	4.200%	3/15/28	20,922	23,632
Sabine Pass Liquefaction LLC	4.500%	5/15/30	21,845	25,205
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	2,120	2,146
Schlumberger Investment SA	3.650%	12/1/23	18,715	19,981
Schlumberger Investment SA	2.650%	6/26/30	16,640	17,502
Shell International Finance BV	2.375%	8/21/22	14,662	15,008
Shell International Finance BV	2.250%	1/6/23	7,873	8,104
Shell International Finance BV	3.400%	8/12/23	11,483	12,200
Shell International Finance BV	0.375%	9/15/23	6,725	6,725
Shell International Finance BV	3.500%	11/13/23	11,316	12,098
Shell International Finance BV	2.000%	11/7/24	11,083	11,533
Shell International Finance BV	2.375%	4/6/25	26,880	28,288
Shell International Finance BV	3.250%	5/11/25	36,496	39,628
Shell International Finance BV	2.875%	5/10/26	18,031	19,490
Shell International Finance BV	2.500%	9/12/26	21,223	22,599
Shell International Finance BV	3.875%	11/13/28	18,485	21,219
Shell International Finance BV	2.375%	11/7/29	25,820	26,834
Shell International Finance BV	2.750%	4/6/30	27,505	29,324
Shell International Finance BV	4.125%	5/11/35	13,939	16,555
63

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	6.375%	12/15/38	30,355	45,021
	Shell International Finance BV	5.500%	3/25/40	9,428	13,126
	Shell International Finance BV	3.625%	8/21/42	9,694	10,897
	Shell International Finance BV	4.550%	8/12/43	22,687	28,318
	Shell International Finance BV	4.375%	5/11/45	36,009	44,159
	Shell International Finance BV	4.000%	5/10/46	36,798	43,040
	Shell International Finance BV	3.750%	9/12/46	9,270	10,486
	Shell International Finance BV	3.125%	11/7/49	25,945	26,854
	Shell International Finance BV	3.250%	4/6/50	26,645	28,365
	Spectra Energy Partners LP	4.750%	3/15/24	6,560	7,202
	Spectra Energy Partners LP	3.500%	3/15/25	7,200	7,771
	Spectra Energy Partners LP	3.375%	10/15/26	12,698	13,805
	Spectra Energy Partners LP	4.500%	3/15/45	16,300	19,146
	Suncor Energy Inc.	2.800%	5/15/23	8,825	9,172
	Suncor Energy Inc.	3.600%	12/1/24	5,790	6,255
	Suncor Energy Inc.	3.100%	5/15/25	6,600	7,066
	Suncor Energy Inc.	7.150%	2/1/32	5,860	8,188
	Suncor Energy Inc.	5.350%	7/15/33	3,930	4,844
	Suncor Energy Inc.	5.950%	12/1/34	3,787	5,008
	Suncor Energy Inc.	5.950%	5/15/35	8,130	10,693
	Suncor Energy Inc.	6.800%	5/15/38	13,193	18,958
	Suncor Energy Inc.	6.500%	6/15/38	23,488	33,151
	Suncor Energy Inc.	4.000%	11/15/47	15,492	17,121
	Suncor Energy Inc.	3.750%	3/4/51	5,250	5,676
	TC PipeLines LP	3.900%	5/25/27	6,675	7,371
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,997
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,520	5,867
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,967	2,833
[3,7]	Texas Eastern Transmission LP	2.800%	10/15/22	165	168
	Texas Eastern Transmission LP	7.000%	7/15/32	5,860	8,134
	Tosco Corp.	8.125%	2/15/30	1,150	1,653
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	25,940	27,170
	TotalEnergies Capital International SA	2.700%	1/25/23	11,925	12,361
	TotalEnergies Capital International SA	3.700%	1/15/24	26,216	28,262
	TotalEnergies Capital International SA	3.750%	4/10/24	3,776	4,101
	TotalEnergies Capital International SA	2.434%	1/10/25	11,297	11,881
	TotalEnergies Capital International SA	3.455%	2/19/29	17,980	20,047
	TotalEnergies Capital International SA	2.829%	1/10/30	20,191	21,676
	TotalEnergies Capital International SA	2.986%	6/29/41	8,050	8,189
	TotalEnergies Capital International SA	3.461%	7/12/49	9,422	10,152
	TotalEnergies Capital International SA	3.127%	5/29/50	32,929	33,418
	TotalEnergies Capital International SA	3.386%	6/29/60	2,050	2,165
	TotalEnergies Capital SA	3.883%	10/11/28	9,259	10,615
	TransCanada PipeLines Ltd.	2.500%	8/1/22	17,609	18,018
	TransCanada PipeLines Ltd.	3.750%	10/16/23	6,017	6,404
	TransCanada PipeLines Ltd.	4.875%	1/15/26	13,367	15,365
	TransCanada PipeLines Ltd.	4.250%	5/15/28	13,475	15,497
	TransCanada PipeLines Ltd.	4.100%	4/15/30	23,977	27,524
	TransCanada PipeLines Ltd.	4.625%	3/1/34	17,825	21,143
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,055	5,141
	TransCanada PipeLines Ltd.	5.850%	3/15/36	16,126	21,352
	TransCanada PipeLines Ltd.	6.200%	10/15/37	24,191	33,231
	TransCanada PipeLines Ltd.	4.750%	5/15/38	14,000	16,836
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,530	5,313
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,861	17,687
	TransCanada PipeLines Ltd.	5.000%	10/16/43	11,710	14,551
	TransCanada PipeLines Ltd.	4.875%	5/15/48	25,052	31,682
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	9,380	11,917
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	6,816	7,719
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	11,275	12,156
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	2,093	2,703
64

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	4,996	5,967
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	4,639	5,643
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	12,415	13,943
	Valero Energy Corp.	2.700%	4/15/23	14,600	15,139
	Valero Energy Corp.	1.200%	3/15/24	5,600	5,645
	Valero Energy Corp.	3.650%	3/15/25	5,105	5,564
	Valero Energy Corp.	2.850%	4/15/25	6,355	6,738
	Valero Energy Corp.	3.400%	9/15/26	20,885	22,619
	Valero Energy Corp.	2.150%	9/15/27	6,325	6,432
	Valero Energy Corp.	4.350%	6/1/28	17,000	19,370
	Valero Energy Corp.	4.000%	4/1/29	13,301	14,852
	Valero Energy Corp.	7.500%	4/15/32	10,839	15,249
	Valero Energy Corp.	6.625%	6/15/37	19,138	26,215
	Valero Energy Corp.	4.900%	3/15/45	9,075	11,325
	Valero Energy Partners LP	4.375%	12/15/26	6,962	7,891
	Valero Energy Partners LP	4.500%	3/15/28	9,125	10,397
	Williams Cos. Inc.	3.350%	8/15/22	10,583	10,847
	Williams Cos. Inc.	3.700%	1/15/23	17,071	17,771
	Williams Cos. Inc.	4.500%	11/15/23	6,150	6,664
	Williams Cos. Inc.	4.300%	3/4/24	17,358	18,870
	Williams Cos. Inc.	4.550%	6/24/24	29,128	32,086
	Williams Cos. Inc.	3.900%	1/15/25	16,326	17,850
	Williams Cos. Inc.	4.000%	9/15/25	9,325	10,330
	Williams Cos. Inc.	3.750%	6/15/27	15,870	17,620
	Williams Cos. Inc.	3.500%	11/15/30	14,425	15,745
[3]	Williams Cos. Inc.	7.500%	1/15/31	593	817
	Williams Cos. Inc.	2.600%	3/15/31	9,900	10,036
	Williams Cos. Inc.	6.300%	4/15/40	15,888	21,769
	Williams Cos. Inc.	5.800%	11/15/43	10,000	13,206
	Williams Cos. Inc.	5.400%	3/4/44	8,000	10,125
	Williams Cos. Inc.	5.750%	6/24/44	14,102	18,514
	Williams Cos. Inc.	4.900%	1/15/45	6,600	7,982
	Williams Cos. Inc.	5.100%	9/15/45	13,370	16,600
	Williams Cos. Inc.	4.850%	3/1/48	9,074	11,044
					7,213,189
Financials (7.81%)
	ACE Capital Trust II	9.700%	4/1/30	1,891	2,854
[3]	Aegon NV	5.500%	4/11/48	3,700	4,200
	AerCap Ireland Capital DAC	4.625%	7/1/22	7,639	7,945
	AerCap Ireland Capital DAC	3.300%	1/23/23	9,413	9,755
	AerCap Ireland Capital DAC	4.125%	7/3/23	1,987	2,107
	AerCap Ireland Capital DAC	4.500%	9/15/23	6,403	6,868
	AerCap Ireland Capital DAC	4.875%	1/16/24	4,285	4,667
	AerCap Ireland Capital DAC	3.150%	2/15/24	5,850	6,133
	AerCap Ireland Capital DAC	2.875%	8/14/24	2,356	2,464
	AerCap Ireland Capital DAC	3.500%	1/15/25	11,188	11,856
	AerCap Ireland Capital DAC	6.500%	7/15/25	19,930	23,368
	AerCap Ireland Capital DAC	4.450%	10/1/25	12,688	13,968
	AerCap Ireland Capital DAC	1.750%	1/30/26	13,250	13,098
	AerCap Ireland Capital DAC	4.450%	4/3/26	22,156	24,338
	AerCap Ireland Capital DAC	3.650%	7/21/27	20,347	21,750
	AerCap Ireland Capital DAC	4.625%	10/15/27	11,363	12,695
	AerCap Ireland Capital DAC	3.875%	1/23/28	13,604	14,572
	Affiliated Managers Group Inc.	4.250%	2/15/24	8,675	9,449
	Affiliated Managers Group Inc.	3.500%	8/1/25	11,195	12,169
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,970	8,598
	Aflac Inc.	3.625%	11/15/24	10,671	11,701
	Aflac Inc.	3.250%	3/17/25	6,753	7,315
	Aflac Inc.	1.125%	3/15/26	2,000	2,004
	Aflac Inc.	2.875%	10/15/26	1,748	1,881
	Aflac Inc.	3.600%	4/1/30	24,233	27,318
65

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aflac Inc.	4.000%	10/15/46	4,650	5,403
	Aflac Inc.	4.750%	1/15/49	2,873	3,782
	Air Lease Corp.	2.625%	7/1/22	7,912	8,061
	Air Lease Corp.	2.250%	1/15/23	5,895	6,049
	Air Lease Corp.	2.750%	1/15/23	5,160	5,322
	Air Lease Corp.	3.875%	7/3/23	25,008	26,539
	Air Lease Corp.	3.000%	9/15/23	2,553	2,671
[3]	Air Lease Corp.	4.250%	2/1/24	11,550	12,511
[3]	Air Lease Corp.	0.700%	2/15/24	6,100	6,071
	Air Lease Corp.	4.250%	9/15/24	4,705	5,136
[3]	Air Lease Corp.	2.300%	2/1/25	11,895	12,287
	Air Lease Corp.	3.250%	3/1/25	13,515	14,401
	Air Lease Corp.	3.375%	7/1/25	10,614	11,394
[3]	Air Lease Corp.	2.875%	1/15/26	8,957	9,420
[3]	Air Lease Corp.	3.750%	6/1/26	1,760	1,925
	Air Lease Corp.	1.875%	8/15/26	8,000	8,007
	Air Lease Corp.	3.625%	4/1/27	6,176	6,649
	Air Lease Corp.	3.625%	12/1/27	13,237	14,232
	Air Lease Corp.	4.625%	10/1/28	10,965	12,392
	Air Lease Corp.	3.250%	10/1/29	7,150	7,439
[3]	Air Lease Corp.	3.000%	2/1/30	10,487	10,625
	Air Lease Corp.	3.125%	12/1/30	7,300	7,423
	Aircastle Ltd.	5.000%	4/1/23	88	94
	Aircastle Ltd.	4.400%	9/25/23	11,475	12,288
	Aircastle Ltd.	4.125%	5/1/24	2,330	2,488
	Aircastle Ltd.	4.250%	6/15/26	20,596	22,355
	Alleghany Corp.	4.900%	9/15/44	6,000	7,526
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	11,469
	Allstate Corp.	3.150%	6/15/23	9,350	9,840
	Allstate Corp.	0.750%	12/15/25	3,300	3,271
	Allstate Corp.	3.280%	12/15/26	2,051	2,265
	Allstate Corp.	1.450%	12/15/30	10,550	10,085
	Allstate Corp.	5.350%	6/1/33	2,775	3,589
	Allstate Corp.	5.550%	5/9/35	3,006	4,112
	Allstate Corp.	5.950%	4/1/36	1,613	2,248
	Allstate Corp.	4.500%	6/15/43	8,462	10,658
	Allstate Corp.	4.200%	12/15/46	5,470	6,730
	Allstate Corp.	3.850%	8/10/49	8,529	10,134
[3]	Allstate Corp.	5.750%	8/15/53	12,566	13,639
[3]	Allstate Corp.	6.500%	5/15/57	6,890	9,096
	Ally Financial Inc.	1.450%	10/2/23	47,100	47,842
	Ally Financial Inc.	3.875%	5/21/24	2,535	2,732
	Ally Financial Inc.	5.125%	9/30/24	18,567	20,929
	Ally Financial Inc.	4.625%	3/30/25	943	1,055
	Ally Financial Inc.	5.800%	5/1/25	870	1,011
[3]	Ally Financial Inc.	8.000%	11/1/31	27,083	38,952
	Ally Financial Inc.	8.000%	11/1/31	8,149	11,487
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,537	6,265
	American Express Co.	2.500%	8/1/22	15,446	15,776
	American Express Co.	2.650%	12/2/22	17,713	18,293
	American Express Co.	3.400%	2/27/23	16,761	17,548
	American Express Co.	3.700%	8/3/23	23,626	25,157
	American Express Co.	3.400%	2/22/24	15,083	16,142
	American Express Co.	2.500%	7/30/24	11,237	11,843
	American Express Co.	3.000%	10/30/24	49,092	52,651
	American Express Co.	3.625%	12/5/24	19,366	21,194
	American Express Co.	4.200%	11/6/25	15,269	17,287
	American Express Co.	3.125%	5/20/26	6,920	7,564
	American Express Co.	4.050%	12/3/42	5,964	7,137
[3]	American Express Credit Corp.	3.300%	5/3/27	27,368	30,282
	American Financial Group Inc.	3.500%	8/15/26	4,210	4,579
66

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Financial Group Inc.	5.250%	4/2/30	7,500	9,208
	American Financial Group Inc.	4.500%	6/15/47	7,190	8,608
	American International Group Inc.	4.125%	2/15/24	7,776	8,467
	American International Group Inc.	2.500%	6/30/25	32,326	34,102
	American International Group Inc.	3.750%	7/10/25	17,899	19,712
	American International Group Inc.	3.900%	4/1/26	14,289	15,951
	American International Group Inc.	4.200%	4/1/28	11,022	12,664
	American International Group Inc.	4.250%	3/15/29	5,125	5,915
	American International Group Inc.	3.400%	6/30/30	20,780	22,793
	American International Group Inc.	3.875%	1/15/35	14,698	16,613
	American International Group Inc.	4.700%	7/10/35	8,314	10,069
	American International Group Inc.	6.250%	5/1/36	10,358	14,457
	American International Group Inc.	4.500%	7/16/44	33,138	40,224
	American International Group Inc.	4.800%	7/10/45	13,845	17,352
	American International Group Inc.	4.750%	4/1/48	14,456	18,364
[3]	American International Group Inc.	5.750%	4/1/48	7,040	8,013
	American International Group Inc.	4.375%	6/30/50	6,155	7,495
	American International Group Inc.	4.375%	1/15/55	8,608	10,461
[3]	American International Group Inc.	8.175%	5/15/58	4,875	7,035
	Ameriprise Financial Inc.	4.000%	10/15/23	16,279	17,594
	Ameriprise Financial Inc.	3.700%	10/15/24	12,230	13,377
	Ameriprise Financial Inc.	3.000%	4/2/25	1,938	2,076
	Ameriprise Financial Inc.	2.875%	9/15/26	2,360	2,536
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	2,160	2,101
[3]	Aon Corp.	8.205%	1/1/27	3,677	4,823
	Aon Corp.	4.500%	12/15/28	9,500	11,108
	Aon Corp.	3.750%	5/2/29	8,550	9,622
	Aon Corp.	2.800%	5/15/30	19,870	20,904
	Aon Corp.	6.250%	9/30/40	5,490	7,920
	Aon plc	4.000%	11/27/23	625	671
	Aon plc	3.500%	6/14/24	16,490	17,733
	Aon plc	3.875%	12/15/25	8,435	9,378
	Aon plc	4.600%	6/14/44	10,092	12,613
	Aon plc	4.750%	5/15/45	2,052	2,645
[3,7]	Apollo Management Holdings LP	4.400%	5/27/26	150	170
	Arch Capital Finance LLC	4.011%	12/15/26	10,720	12,125
	Arch Capital Finance LLC	5.031%	12/15/46	7,707	10,046
	Arch Capital Group Ltd.	7.350%	5/1/34	4,510	6,672
	Arch Capital Group Ltd.	3.635%	6/30/50	11,635	12,565
	Arch Capital Group US Inc.	5.144%	11/1/43	1,347	1,773
	Ares Capital Corp.	3.500%	2/10/23	16,285	16,904
	Ares Capital Corp.	4.200%	6/10/24	9,500	10,211
	Ares Capital Corp.	4.250%	3/1/25	9,330	10,085
	Ares Capital Corp.	3.250%	7/15/25	13,100	13,784
	Ares Capital Corp.	3.875%	1/15/26	1,000	1,072
	Ares Capital Corp.	2.150%	7/15/26	20,350	20,247
	Arthur J Gallagher & Co.	2.500%	5/20/31	7,100	7,176
	Arthur J Gallagher & Co.	3.500%	5/20/51	11,500	12,059
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,944
[3]	Associated Bank NA	3.500%	8/13/21	3,350	3,353
	Assurant Inc.	4.000%	3/15/23	8,175	8,646
	Assurant Inc.	4.200%	9/27/23	2,120	2,277
	Assurant Inc.	4.900%	3/27/28	2,900	3,380
	Assurant Inc.	3.700%	2/22/30	4,800	5,214
	Assurant Inc.	6.750%	2/15/34	1,103	1,447
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	6,532	7,307
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,850	2,961
	Athene Holding Ltd.	4.125%	1/12/28	12,700	14,193
	Athene Holding Ltd.	6.150%	4/3/30	16,727	21,126
	Athene Holding Ltd.	3.500%	1/15/31	6,125	6,537
	Athene Holding Ltd.	3.950%	5/25/51	8,995	9,630
67

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	17,675	18,224
[3]	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	5,525	5,659
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,702	14,165
	AXA SA	8.600%	12/15/30	21,634	32,853
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	3,306
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,210	3,391
	AXIS Specialty Finance plc	4.000%	12/6/27	15,114	16,748
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,950	4,046
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	175	176
	Banco Santander SA	3.125%	2/23/23	12,783	13,309
	Banco Santander SA	3.848%	4/12/23	11,342	11,989
	Banco Santander SA	2.706%	6/27/24	10,725	11,289
	Banco Santander SA	2.746%	5/28/25	9,250	9,747
	Banco Santander SA	5.179%	11/19/25	18,624	21,306
	Banco Santander SA	1.849%	3/25/26	1,000	1,011
	Banco Santander SA	4.250%	4/11/27	10,215	11,515
	Banco Santander SA	3.800%	2/23/28	13,306	14,706
	Banco Santander SA	4.379%	4/12/28	12,000	13,708
	Banco Santander SA	3.306%	6/27/29	11,014	11,963
	Banco Santander SA	3.490%	5/28/30	11,171	12,061
	Banco Santander SA	2.749%	12/3/30	16,054	15,911
	Banco Santander SA	2.958%	3/25/31	8,250	8,504
	Bancolombia SA	3.000%	1/29/25	8,050	8,254
[3]	Bank of America Corp.	2.503%	10/21/22	27,783	27,968
[3]	Bank of America Corp.	3.300%	1/11/23	48,308	50,414
[3]	Bank of America Corp.	2.816%	7/21/23	53,153	54,475
	Bank of America Corp.	4.100%	7/24/23	14,438	15,515
[3]	Bank of America Corp.	3.004%	12/20/23	168,366	174,509
[3]	Bank of America Corp.	4.125%	1/22/24	19,474	21,204
[3]	Bank of America Corp.	3.550%	3/5/24	31,700	33,302
[3]	Bank of America Corp.	4.000%	4/1/24	6,183	6,741
[3]	Bank of America Corp.	1.486%	5/19/24	6,050	6,157
[3]	Bank of America Corp.	0.523%	6/14/24	33,755	33,745
[3]	Bank of America Corp.	3.864%	7/23/24	17,135	18,261
[3]	Bank of America Corp.	4.200%	8/26/24	54,192	59,481
[3]	Bank of America Corp.	0.810%	10/24/24	49,825	49,992
[3]	Bank of America Corp.	4.000%	1/22/25	48,899	53,637
[3]	Bank of America Corp.	3.458%	3/15/25	28,235	30,179
[3]	Bank of America Corp.	3.950%	4/21/25	39,782	43,684
	Bank of America Corp.	0.976%	4/22/25	54,900	55,072
[3]	Bank of America Corp.	3.875%	8/1/25	2,655	2,949
[3]	Bank of America Corp.	3.093%	10/1/25	43,588	46,424
[3]	Bank of America Corp.	2.456%	10/22/25	22,525	23,571
[3]	Bank of America Corp.	3.366%	1/23/26	33,235	35,821
[3]	Bank of America Corp.	2.015%	2/13/26	16,700	17,218
[3]	Bank of America Corp.	4.450%	3/3/26	30,767	34,899
[3]	Bank of America Corp.	3.500%	4/19/26	21,970	24,183
[3]	Bank of America Corp.	1.319%	6/19/26	13,300	13,332
	Bank of America Corp.	6.220%	9/15/26	1,350	1,651
[3]	Bank of America Corp.	4.250%	10/22/26	31,218	35,245
[3]	Bank of America Corp.	1.197%	10/24/26	20,200	20,035
[3]	Bank of America Corp.	3.559%	4/23/27	34,375	37,635
	Bank of America Corp.	1.734%	7/22/27	21,200	21,375
[3]	Bank of America Corp.	3.248%	10/21/27	43,731	47,437
[3]	Bank of America Corp.	4.183%	11/25/27	42,000	47,026
[3]	Bank of America Corp.	3.824%	1/20/28	29,586	32,859
[3]	Bank of America Corp.	3.705%	4/24/28	18,660	20,634
[3]	Bank of America Corp.	3.593%	7/21/28	68,444	75,287
[3]	Bank of America Corp.	3.419%	12/20/28	102,679	111,954
[3]	Bank of America Corp.	3.970%	3/5/29	21,567	24,314
[3]	Bank of America Corp.	2.087%	6/14/29	55,060	55,510
68

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	4.271%	7/23/29	85,839	98,650
[3]	Bank of America Corp.	3.974%	2/7/30	6,767	7,673
[3]	Bank of America Corp.	3.194%	7/23/30	27,095	29,170
[3]	Bank of America Corp.	2.884%	10/22/30	4,440	4,674
[3]	Bank of America Corp.	2.496%	2/13/31	94,110	96,222
[3]	Bank of America Corp.	2.592%	4/29/31	62,609	64,450
[3]	Bank of America Corp.	1.898%	7/23/31	1,655	1,606
[3]	Bank of America Corp.	1.922%	10/24/31	35,721	34,817
	Bank of America Corp.	2.687%	4/22/32	64,365	66,301
	Bank of America Corp.	6.110%	1/29/37	19,457	26,702
[3]	Bank of America Corp.	4.244%	4/24/38	28,183	33,495
	Bank of America Corp.	7.750%	5/14/38	26,694	42,289
[3]	Bank of America Corp.	4.078%	4/23/40	36,840	43,081
[3]	Bank of America Corp.	2.676%	6/19/41	79,668	77,517
[3]	Bank of America Corp.	5.875%	2/7/42	21,858	31,425
	Bank of America Corp.	3.311%	4/22/42	59,455	62,882
[3]	Bank of America Corp.	5.000%	1/21/44	29,506	39,296
[3]	Bank of America Corp.	4.875%	4/1/44	10,561	13,777
[3]	Bank of America Corp.	4.750%	4/21/45	5,325	6,807
[3]	Bank of America Corp.	4.443%	1/20/48	9,244	11,457
[3]	Bank of America Corp.	3.946%	1/23/49	10,178	11,776
[3]	Bank of America Corp.	4.330%	3/15/50	36,085	44,488
[3]	Bank of America Corp.	4.083%	3/20/51	97,838	116,771
[3]	Bank of America Corp.	3.483%	3/13/52	1,750	1,915
[3]	Bank of America NA	6.000%	10/15/36	17,337	24,262
[3]	Bank of Montreal	1.900%	8/27/21	15,825	15,867
[3]	Bank of Montreal	2.350%	9/11/22	9,806	10,055
[3]	Bank of Montreal	2.050%	11/1/22	3,321	3,398
[3]	Bank of Montreal	2.550%	11/6/22	12,536	12,890
	Bank of Montreal	0.450%	12/8/23	6,000	6,002
[3]	Bank of Montreal	3.300%	2/5/24	17,585	18,832
[3]	Bank of Montreal	2.500%	6/28/24	11,305	11,932
[3]	Bank of Montreal	1.850%	5/1/25	28,477	29,425
[3]	Bank of Montreal	4.338%	10/5/28	5,000	5,365
[3]	Bank of Montreal	3.803%	12/15/32	26,015	28,680
[3]	Bank of New York Mellon Corp.	1.950%	8/23/22	18,500	18,857
[3]	Bank of New York Mellon Corp.	1.850%	1/27/23	2,308	2,362
[3]	Bank of New York Mellon Corp.	2.950%	1/29/23	12,271	12,758
[3]	Bank of New York Mellon Corp.	3.500%	4/28/23	8,241	8,716
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	8,450	8,999
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	12,099	12,535
[3]	Bank of New York Mellon Corp.	3.650%	2/4/24	8,585	9,254
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,578	1,700
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	16,856	18,220
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	7,519	7,881
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	14,111	15,171
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	4,114	4,223
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	7,232	8,113
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	27,992	30,138
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	10,606	11,263
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	26,698	29,351
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,496	7,234
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	16,724	18,421
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	6,290	6,867
[3]	Bank of New York Mellon Corp.	3.300%	8/23/29	4,800	5,321
[3]	Bank of Nova Scotia	2.450%	9/19/22	3,405	3,494
	Bank of Nova Scotia	2.000%	11/15/22	12,421	12,704
	Bank of Nova Scotia	2.375%	1/18/23	7,125	7,347
	Bank of Nova Scotia	1.950%	2/1/23	25,006	25,631
	Bank of Nova Scotia	1.625%	5/1/23	925	946
	Bank of Nova Scotia	3.400%	2/11/24	13,009	13,931
69

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	0.700%	4/15/24	15,000	15,014
	Bank of Nova Scotia	2.200%	2/3/25	42,048	43,900
	Bank of Nova Scotia	1.300%	6/11/25	30,100	30,388
	Bank of Nova Scotia	4.500%	12/16/25	33,155	37,610
	Bank of Nova Scotia	2.700%	8/3/26	21,517	22,981
[3]	Barclays Bank plc	3.750%	5/15/24	1,600	1,739
	Barclays plc	3.200%	8/10/21	6,000	6,018
	Barclays plc	3.684%	1/10/23	17,267	17,560
[3]	Barclays plc	4.338%	5/16/24	24,350	25,959
	Barclays plc	4.375%	9/11/24	1,000	1,091
	Barclays plc	1.007%	12/10/24	21,000	21,078
	Barclays plc	3.650%	3/16/25	40,012	43,390
[3]	Barclays plc	3.932%	5/7/25	12,170	13,131
	Barclays plc	4.375%	1/12/26	29,235	32,756
[3]	Barclays plc	2.852%	5/7/26	31,900	33,697
	Barclays plc	5.200%	5/12/26	16,789	19,218
	Barclays plc	4.337%	1/10/28	15,562	17,393
	Barclays plc	4.836%	5/9/28	35,715	40,083
[3]	Barclays plc	4.972%	5/16/29	23,850	27,947
[3]	Barclays plc	5.088%	6/20/30	16,015	18,615
	Barclays plc	2.645%	6/24/31	27,743	28,079
	Barclays plc	2.667%	3/10/32	10,075	10,143
	Barclays plc	3.564%	9/23/35	13,960	14,543
	Barclays plc	3.811%	3/10/42	10,200	10,764
	Barclays plc	5.250%	8/17/45	11,623	15,451
	Barclays plc	4.950%	1/10/47	20,488	26,448
	BBVA USA	2.500%	8/27/24	3,120	3,284
[3]	BBVA USA	3.875%	4/10/25	1,000	1,102
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,850	1,869
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	4,196	6,087
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	11,125	13,974
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	8,658	10,773
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	40,605	50,134
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	42,327	52,567
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	33,668	33,564
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	4,800	4,491
	Berkshire Hathaway Inc.	3.750%	8/15/21	3,641	3,656
	Berkshire Hathaway Inc.	3.000%	2/11/23	760	793
	Berkshire Hathaway Inc.	2.750%	3/15/23	16,620	17,247
	Berkshire Hathaway Inc.	3.125%	3/15/26	28,603	31,269
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,294	4,217
	BGC Partners Inc.	3.750%	10/1/24	7,969	8,437
	BlackRock Inc.	3.500%	3/18/24	18,830	20,352
	BlackRock Inc.	3.200%	3/15/27	2,910	3,224
	BlackRock Inc.	3.250%	4/30/29	7,250	8,108
	BlackRock Inc.	2.400%	4/30/30	14,155	14,820
	BlackRock Inc.	1.900%	1/28/31	13,000	13,002
[3,7]	Blackstone Secured Lending Fund	3.625%	1/15/26	9,725	10,328
[3,7]	Blackstone Secured Lending Fund	2.750%	9/16/26	5,890	5,971
[3]	BNP Paribas SA	3.250%	3/3/23	21,360	22,374
[3]	BNP Paribas SA	4.250%	10/15/24	2,750	3,045
[3,7]	BNP Paribas SA	3.052%	1/13/31	3,800	4,003
[3]	BPCE SA	2.750%	12/2/21	9,148	9,248
[3,7]	BPCE SA	3.000%	5/22/22	5,500	5,631
	BPCE SA	4.000%	4/15/24	22,450	24,482
[3]	BPCE SA	3.375%	12/2/26	5,000	5,512
	Brighthouse Financial Inc.	3.700%	6/22/27	7,999	8,733
	Brighthouse Financial Inc.	5.625%	5/15/30	6,919	8,421
	Brighthouse Financial Inc.	4.700%	6/22/47	7,475	8,297
	Brookfield Asset Management Inc.	4.000%	1/15/25	7,844	8,589
	Brookfield Finance Inc.	4.000%	4/1/24	10,185	11,011
70

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Finance Inc.	4.250%	6/2/26	2,500	2,816
	Brookfield Finance Inc.	3.900%	1/25/28	2,150	2,403
	Brookfield Finance Inc.	4.850%	3/29/29	21,998	25,913
	Brookfield Finance Inc.	4.350%	4/15/30	12,191	14,087
	Brookfield Finance Inc.	2.724%	4/15/31	7,350	7,580
	Brookfield Finance Inc.	4.700%	9/20/47	11,400	13,900
	Brookfield Finance Inc.	3.500%	3/30/51	2,400	2,513
	Brookfield Finance LLC	3.450%	4/15/50	9,296	9,582
	Brown & Brown Inc.	4.200%	9/15/24	5,500	6,034
	Brown & Brown Inc.	4.500%	3/15/29	7,981	9,166
	Brown & Brown Inc.	2.375%	3/15/31	15,920	15,917
[3,7]	Business Development Corp. of America	3.250%	3/30/26	4,175	4,231
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	15,000	14,998
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	14,875	15,011
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	13,700	14,630
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	8,150	8,127
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	15,053	16,003
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15,195	15,885
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	429	427
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	19,000	18,905
	Capital One Bank USA NA	3.375%	2/15/23	29,171	30,516
[3]	Capital One Bank USA NA	2.280%	1/28/26	500	518
	Capital One Financial Corp.	3.200%	1/30/23	17,413	18,137
	Capital One Financial Corp.	2.600%	5/11/23	11,482	11,923
	Capital One Financial Corp.	3.500%	6/15/23	5,583	5,903
	Capital One Financial Corp.	3.900%	1/29/24	7,738	8,350
	Capital One Financial Corp.	3.750%	4/24/24	10,079	10,901
	Capital One Financial Corp.	3.300%	10/30/24	21,519	23,185
	Capital One Financial Corp.	3.200%	2/5/25	10,510	11,295
	Capital One Financial Corp.	4.250%	4/30/25	9,293	10,356
	Capital One Financial Corp.	4.200%	10/29/25	18,746	20,927
	Capital One Financial Corp.	3.750%	7/28/26	36,605	40,380
	Capital One Financial Corp.	3.750%	3/9/27	38,384	42,693
	Capital One Financial Corp.	3.650%	5/11/27	9,059	10,073
	Capital One Financial Corp.	3.800%	1/31/28	27,086	30,570
	Cboe Global Markets Inc.	3.650%	1/12/27	8,269	9,217
	Cboe Global Markets Inc.	1.625%	12/15/30	7,000	6,754
	Charles Schwab Corp.	3.225%	9/1/22	3,955	4,084
	Charles Schwab Corp.	2.650%	1/25/23	5,784	5,980
	Charles Schwab Corp.	3.550%	2/1/24	10,871	11,697
	Charles Schwab Corp.	0.750%	3/18/24	403	405
	Charles Schwab Corp.	3.000%	3/10/25	830	890
	Charles Schwab Corp.	4.200%	3/24/25	7,100	7,928
	Charles Schwab Corp.	3.850%	5/21/25	6,438	7,119
	Charles Schwab Corp.	3.450%	2/13/26	6,680	7,361
	Charles Schwab Corp.	0.900%	3/11/26	18,050	17,921
	Charles Schwab Corp.	1.150%	5/13/26	19,275	19,256
	Charles Schwab Corp.	3.200%	3/2/27	13,435	14,706
	Charles Schwab Corp.	3.200%	1/25/28	6,992	7,709
	Charles Schwab Corp.	2.000%	3/20/28	550	565
	Charles Schwab Corp.	4.000%	2/1/29	9,058	10,441
	Charles Schwab Corp.	3.250%	5/22/29	8,873	9,791
	Charles Schwab Corp.	1.650%	3/11/31	8,250	8,014
	Charles Schwab Corp.	2.300%	5/13/31	16,350	16,705
	Chubb Corp.	6.000%	5/11/37	5,545	8,014
[3]	Chubb Corp.	6.500%	5/15/38	5,457	8,261
	Chubb INA Holdings Inc.	2.875%	11/3/22	23,283	23,977
	Chubb INA Holdings Inc.	2.700%	3/13/23	12,633	13,139
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,080	7,634
	Chubb INA Holdings Inc.	3.150%	3/15/25	16,328	17,644
	Chubb INA Holdings Inc.	3.350%	5/3/26	21,532	23,669
71

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings Inc.	1.375%	9/15/30	17,599	16,742
	Chubb INA Holdings Inc.	6.700%	5/15/36	2,280	3,442
	Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	5,961
	Chubb INA Holdings Inc.	4.350%	11/3/45	31,736	40,129
	CI Financial Corp.	3.200%	12/17/30	10,500	10,780
	CI Financial Corp.	4.100%	6/15/51	7,100	7,397
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	4,281	5,605
	Cincinnati Financial Corp.	6.125%	11/1/34	2,170	2,963
[3]	Citibank NA	3.650%	1/23/24	5,281	5,683
	Citigroup Inc.	2.350%	8/2/21	12,277	12,300
	Citigroup Inc.	2.900%	12/8/21	32,037	32,337
	Citigroup Inc.	4.050%	7/30/22	11,226	11,663
	Citigroup Inc.	2.700%	10/27/22	14,142	14,546
	Citigroup Inc.	3.375%	3/1/23	6,618	6,941
	Citigroup Inc.	3.500%	5/15/23	19,474	20,526
[3]	Citigroup Inc.	2.876%	7/24/23	18,745	19,222
	Citigroup Inc.	3.875%	10/25/23	15,525	16,755
[3]	Citigroup Inc.	1.678%	5/15/24	32,123	32,803
[3]	Citigroup Inc.	4.044%	6/1/24	39,439	42,024
	Citigroup Inc.	3.750%	6/16/24	21,943	23,873
	Citigroup Inc.	4.000%	8/5/24	19,299	21,025
	Citigroup Inc.	0.776%	10/30/24	15,372	15,408
	Citigroup Inc.	3.875%	3/26/25	15,225	16,710
[3]	Citigroup Inc.	3.352%	4/24/25	31,855	33,976
	Citigroup Inc.	3.300%	4/27/25	4,915	5,345
	Citigroup Inc.	0.981%	5/1/25	16,200	16,240
	Citigroup Inc.	4.400%	6/10/25	54,125	60,465
	Citigroup Inc.	5.500%	9/13/25	18,929	22,058
	Citigroup Inc.	3.700%	1/12/26	23,975	26,497
	Citigroup Inc.	4.600%	3/9/26	26,350	30,015
[3]	Citigroup Inc.	3.106%	4/8/26	48,290	51,662
	Citigroup Inc.	3.400%	5/1/26	14,655	16,019
	Citigroup Inc.	3.200%	10/21/26	67,610	73,253
	Citigroup Inc.	4.300%	11/20/26	3,042	3,437
	Citigroup Inc.	4.450%	9/29/27	62,352	71,212
[3]	Citigroup Inc.	3.887%	1/10/28	16,500	18,360
[3]	Citigroup Inc.	3.668%	7/24/28	46,821	51,712
	Citigroup Inc.	4.125%	7/25/28	9,856	11,114
[3]	Citigroup Inc.	3.520%	10/27/28	29,118	31,887
[3]	Citigroup Inc.	4.075%	4/23/29	18,328	20,805
[3]	Citigroup Inc.	3.980%	3/20/30	18,200	20,654
[3]	Citigroup Inc.	2.976%	11/5/30	18,325	19,438
[3]	Citigroup Inc.	2.666%	1/29/31	27,833	28,774
[3]	Citigroup Inc.	4.412%	3/31/31	60,034	70,186
[3]	Citigroup Inc.	2.572%	6/3/31	23,742	24,399
	Citigroup Inc.	6.625%	6/15/32	12,292	16,727
	Citigroup Inc.	5.875%	2/22/33	4,025	5,275
	Citigroup Inc.	6.000%	10/31/33	12,780	16,977
	Citigroup Inc.	6.125%	8/25/36	14,289	19,749
[3]	Citigroup Inc.	3.878%	1/24/39	26,883	30,854
	Citigroup Inc.	8.125%	7/15/39	30,750	53,110
[3]	Citigroup Inc.	5.316%	3/26/41	11,365	15,243
	Citigroup Inc.	5.875%	1/30/42	16,236	23,376
	Citigroup Inc.	6.675%	9/13/43	4,970	7,641
	Citigroup Inc.	4.950%	11/7/43	5,019	6,013
	Citigroup Inc.	5.300%	5/6/44	21,832	29,292
	Citigroup Inc.	4.650%	7/30/45	10,836	13,964
	Citigroup Inc.	4.750%	5/18/46	38,371	48,812
[3]	Citigroup Inc.	4.281%	4/24/48	12,055	14,989
	Citigroup Inc.	4.650%	7/23/48	18,261	23,919
[3]	Citizens Bank NA	3.700%	3/29/23	8,357	8,796
72

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citizens Bank NA	3.750%	2/18/26	5,675	6,290
	Citizens Financial Group Inc.	2.850%	7/27/26	32,760	34,931
	Citizens Financial Group Inc.	2.500%	2/6/30	5,566	5,714
	Citizens Financial Group Inc.	3.250%	4/30/30	3,175	3,439
	Citizens Financial Group Inc.	4.300%	2/11/31	5,250	5,887
	Citizens Financial Group Inc.	2.638%	9/30/32	10,481	10,484
	CME Group Inc.	3.000%	9/15/22	9,879	10,194
	CME Group Inc.	3.000%	3/15/25	9,104	9,759
	CME Group Inc.	3.750%	6/15/28	825	941
	CME Group Inc.	5.300%	9/15/43	11,182	16,057
	CME Group Inc.	4.150%	6/15/48	9,225	12,015
	CNA Financial Corp.	3.950%	5/15/24	5,912	6,406
	CNA Financial Corp.	4.500%	3/1/26	3,507	3,976
	CNA Financial Corp.	3.450%	8/15/27	9,695	10,623
	CNA Financial Corp.	3.900%	5/1/29	2,585	2,907
	CNA Financial Corp.	2.050%	8/15/30	4,000	3,932
	CNO Financial Group Inc.	5.250%	5/30/29	7,537	8,977
[3]	Comerica Bank	2.500%	7/23/24	1,880	1,980
[3]	Comerica Bank	4.000%	7/27/25	3,011	3,329
	Comerica Inc.	3.700%	7/31/23	20,317	21,608
	Comerica Inc.	4.000%	2/1/29	400	460
[3,7]	Commonwealth Bank of Australia	2.750%	3/10/22	15,000	15,262
	Cooperatieve Rabobank UA	3.950%	11/9/22	30,481	31,905
	Cooperatieve Rabobank UA	2.750%	1/10/23	5,975	6,192
	Cooperatieve Rabobank UA	4.625%	12/1/23	18,285	19,985
	Cooperatieve Rabobank UA	0.375%	1/12/24	15,800	15,738
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	22,946	25,067
	Cooperatieve Rabobank UA	4.375%	8/4/25	16,153	18,009
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	17,460	19,197
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	13,736	18,952
	Cooperatieve Rabobank UA	5.750%	12/1/43	15,854	22,406
	Cooperatieve Rabobank UA	5.250%	8/4/45	18,946	25,400
	Credit Suisse AG	3.000%	10/29/21	14,909	15,043
	Credit Suisse AG	1.000%	5/5/23	27,500	27,780
	Credit Suisse AG	0.495%	2/2/24	4,950	4,932
[3]	Credit Suisse AG	3.625%	9/9/24	23,312	25,317
	Credit Suisse AG	2.950%	4/9/25	1,950	2,090
[3,7]	Credit Suisse Group AG	3.574%	1/9/23	8,685	8,822
	Credit Suisse Group AG	3.800%	6/9/23	16,226	17,184
	Credit Suisse Group AG	3.750%	3/26/25	64,443	69,895
	Credit Suisse Group AG	4.550%	4/17/26	14,638	16,566
[3,7]	Credit Suisse Group AG	4.282%	1/9/28	20,250	22,533
[3,7]	Credit Suisse Group AG	4.194%	4/1/31	3,250	3,652
	Credit Suisse Group AG	4.875%	5/15/45	23,859	30,108
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	25,125	26,126
	Credit Suisse USA Inc.	7.125%	7/15/32	14,179	20,556
[3]	Deutsche Bank AG	4.250%	10/14/21	2,826	2,857
[3]	Deutsche Bank AG	3.300%	11/16/22	28,981	29,990
	Deutsche Bank AG	3.950%	2/27/23	23,225	24,380
[3]	Deutsche Bank AG	3.700%	5/30/24	30,280	32,474
	Deutsche Bank AG	3.700%	5/30/24	350	376
	Deutsche Bank AG	1.447%	4/1/25	5,000	5,027
[3]	Deutsche Bank AG	3.961%	11/26/25	350	379
[3]	Deutsche Bank AG	4.100%	1/13/26	9,045	9,917
	Deutsche Bank AG	2.129%	11/24/26	15,100	15,333
[3]	Discover Bank	3.200%	8/9/21	5,881	5,885
[3]	Discover Bank	3.350%	2/6/23	12,626	13,165
[3]	Discover Bank	4.200%	8/8/23	23,364	25,162
	Discover Bank	2.450%	9/12/24	15,283	15,990
[3]	Discover Bank	4.250%	3/13/26	12,639	14,197
[3]	Discover Bank	3.450%	7/27/26	17,315	18,894
73

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Discover Bank	4.682%	8/9/28	7,557	8,025
[3]	Discover Bank	4.650%	9/13/28	15,171	17,800
[3]	Discover Bank	2.700%	2/6/30	4,066	4,257
	Discover Financial Services	3.850%	11/21/22	14,424	15,112
	Discover Financial Services	3.950%	11/6/24	7,525	8,215
	Discover Financial Services	3.750%	3/4/25	10,184	11,113
	Discover Financial Services	4.500%	1/30/26	17,378	19,669
	Discover Financial Services	4.100%	2/9/27	26,058	29,201
	E*TRADE Financial Corp.	2.950%	8/24/22	2,698	2,770
	E*TRADE Financial Corp.	3.800%	8/24/27	7,675	8,503
	E*TRADE Financial Corp.	4.500%	6/20/28	5,225	6,061
	Eaton Vance Corp.	3.625%	6/15/23	3,575	3,785
	Eaton Vance Corp.	3.500%	4/6/27	4,580	4,991
	Enstar Group Ltd.	4.950%	6/1/29	11,600	13,319
	Equitable Holdings Inc.	3.900%	4/20/23	2,837	3,001
	Equitable Holdings Inc.	7.000%	4/1/28	4,300	5,535
	Equitable Holdings Inc.	4.350%	4/20/28	23,566	27,018
	Equitable Holdings Inc.	5.000%	4/20/48	23,730	30,271
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,775	6,021
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	12,985	13,859
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	10,220	11,756
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,418	7,342
[3,7]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,850	1,931
	Fidelity National Financial Inc.	5.500%	9/1/22	5,301	5,589
	Fidelity National Financial Inc.	3.400%	6/15/30	12,391	13,347
	Fidelity National Financial Inc.	2.450%	3/15/31	8,685	8,662
	Fifth Third Bancorp	1.625%	5/5/23	2,234	2,279
	Fifth Third Bancorp	4.300%	1/16/24	13,524	14,667
	Fifth Third Bancorp	3.650%	1/25/24	42,523	45,574
	Fifth Third Bancorp	2.375%	1/28/25	24,331	25,498
	Fifth Third Bancorp	2.550%	5/5/27	13,278	14,040
	Fifth Third Bancorp	3.950%	3/14/28	16,565	19,080
	Fifth Third Bancorp	8.250%	3/1/38	11,717	19,545
[3]	Fifth Third Bank NA	2.875%	10/1/21	7,904	7,938
[3]	Fifth Third Bank NA	1.800%	1/30/23	7,480	7,645
[3]	Fifth Third Bank NA	3.950%	7/28/25	12,659	14,190
[3]	Fifth Third Bank NA	3.850%	3/15/26	11,029	12,242
[3]	Fifth Third Bank NA	2.250%	2/1/27	6,385	6,697
	First American Financial Corp.	4.600%	11/15/24	5,110	5,655
	First Horizon Corp.	4.000%	5/26/25	4,550	5,019
[3]	First Republic Bank	1.912%	2/12/24	3,925	4,006
[3]	First Republic Bank	4.375%	8/1/46	3,160	3,869
[3]	First Republic Bank	4.625%	2/13/47	3,689	4,709
[3]	FirstMerit Bank NA	4.270%	11/25/26	5,750	6,493
	Franklin Resources Inc.	2.800%	9/15/22	11,100	11,423
	Franklin Resources Inc.	2.850%	3/30/25	6,177	6,613
	Franklin Resources Inc.	1.600%	10/30/30	6,000	5,765
	FS KKR Capital Corp.	4.625%	7/15/24	7,236	7,803
	FS KKR Capital Corp.	4.125%	2/1/25	4,500	4,787
	FS KKR Capital Corp.	3.400%	1/15/26	13,418	13,878
	GATX Corp.	3.250%	3/30/25	5,106	5,465
	GATX Corp.	3.250%	9/15/26	3,250	3,508
	GATX Corp.	3.850%	3/30/27	8,875	9,804
	GATX Corp.	3.500%	3/15/28	7,225	7,936
	GATX Corp.	4.550%	11/7/28	5,950	6,947
	GATX Corp.	4.700%	4/1/29	3,825	4,483
	GATX Corp.	4.000%	6/30/30	4,335	4,892
	GATX Corp.	1.900%	6/1/31	5,950	5,663
	GATX Corp.	5.200%	3/15/44	1,277	1,640
	GATX Corp.	4.500%	3/30/45	1,952	2,277
	GATX Corp.	3.100%	6/1/51	4,650	4,445
74

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE Capital Funding LLC	3.450%	5/15/25	18,786	20,425
	GE Capital Funding LLC	4.050%	5/15/27	8,335	9,433
	GE Capital Funding LLC	4.400%	5/15/30	51,351	59,855
[5]	GE Capital Funding LLC	4.550%	5/15/32	12,100	14,437
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	40,214	43,873
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	141,686	170,174
	Global Payments Inc.	3.750%	6/1/23	4,888	5,144
	Global Payments Inc.	4.000%	6/1/23	8,713	9,260
	Global Payments Inc.	2.650%	2/15/25	19,644	20,693
	Global Payments Inc.	4.800%	4/1/26	9,754	11,184
	Global Payments Inc.	4.450%	6/1/28	7,220	8,320
	Global Payments Inc.	3.200%	8/15/29	17,139	18,307
	Global Payments Inc.	2.900%	5/15/30	9,695	10,095
	Global Payments Inc.	4.150%	8/15/49	20,695	23,817
	Globe Life Inc.	3.800%	9/15/22	1,585	1,646
	Globe Life Inc.	4.550%	9/15/28	5,977	6,992
	Globe Life Inc.	2.150%	8/15/30	6,075	6,002
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,525	3,768
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,150	8,417
	Goldman Sachs Capital I	6.345%	2/15/34	12,583	17,617
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	61,865	62,347
	Goldman Sachs Group Inc.	3.625%	1/22/23	20,338	21,341
[3]	Goldman Sachs Group Inc.	0.481%	1/27/23	40,550	40,551
	Goldman Sachs Group Inc.	3.200%	2/23/23	31,636	32,997
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	30,632	31,399
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	27,070	27,085
	Goldman Sachs Group Inc.	3.625%	2/20/24	20,780	22,273
	Goldman Sachs Group Inc.	4.000%	3/3/24	50,248	54,580
	Goldman Sachs Group Inc.	0.673%	3/8/24	13,290	13,314
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	17,522	18,950
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	10,000	9,982
	Goldman Sachs Group Inc.	3.500%	1/23/25	37,444	40,480
	Goldman Sachs Group Inc.	3.500%	4/1/25	3,213	3,485
	Goldman Sachs Group Inc.	3.750%	5/22/25	23,867	26,115
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	61,086	65,336
	Goldman Sachs Group Inc.	4.250%	10/21/25	19,978	22,352
	Goldman Sachs Group Inc.	3.750%	2/25/26	34,009	37,624
	Goldman Sachs Group Inc.	3.500%	11/16/26	44,544	48,430
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	18,230	17,951
	Goldman Sachs Group Inc.	5.950%	1/15/27	19,637	23,931
	Goldman Sachs Group Inc.	3.850%	1/26/27	38,113	42,032
	Goldman Sachs Group Inc.	1.542%	9/10/27	10,000	9,969
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,541	38,147
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	89,698	100,303
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	20,820	23,770
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,350	4,511
	Goldman Sachs Group Inc.	3.800%	3/15/30	71,959	80,962
	Goldman Sachs Group Inc.	1.992%	1/27/32	35,241	34,221
	Goldman Sachs Group Inc.	2.615%	4/22/32	35,483	36,288
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,295	3,124
	Goldman Sachs Group Inc.	6.450%	5/1/36	20,264	28,726
	Goldman Sachs Group Inc.	6.750%	10/1/37	47,222	68,767
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	42,979	50,394
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	58,320	71,029
	Goldman Sachs Group Inc.	6.250%	2/1/41	23,317	34,534
	Goldman Sachs Group Inc.	3.210%	4/22/42	30,918	32,352
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	28,447	37,131
	Goldman Sachs Group Inc.	5.150%	5/22/45	34,129	45,516
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,412	1,844
	Golub Capital BDC Inc.	3.375%	4/15/24	7,425	7,754
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,755	6,526
75

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hanover Insurance Group Inc.	2.500%	9/1/30	675	678
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,220	6,553
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	6,222
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	8,413
	Hartford Financial Services Group Inc.	4.300%	4/15/43	8,465	10,052
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,500	3,071
	Hartford Financial Services Group Inc.	3.600%	8/19/49	17,606	19,358
[3]	HSBC Bank USA NA	5.875%	11/1/34	2,350	3,083
[3]	HSBC Bank USA NA	7.000%	1/15/39	9,259	14,395
	HSBC Holdings plc	3.600%	5/25/23	27,500	29,115
[3]	HSBC Holdings plc	3.033%	11/22/23	8,300	8,597
	HSBC Holdings plc	4.250%	3/14/24	33,839	36,671
[3]	HSBC Holdings plc	3.950%	5/18/24	20,830	22,120
[3]	HSBC Holdings plc	3.803%	3/11/25	30,599	32,902
	HSBC Holdings plc	4.250%	8/18/25	7,262	8,034
[3]	HSBC Holdings plc	2.633%	11/7/25	28,515	29,930
	HSBC Holdings plc	4.300%	3/8/26	46,540	52,537
[3]	HSBC Holdings plc	1.645%	4/18/26	18,325	18,570
	HSBC Holdings plc	3.900%	5/25/26	50,931	56,608
[3]	HSBC Holdings plc	2.099%	6/4/26	83,548	85,936
[3]	HSBC Holdings plc	4.292%	9/12/26	55,531	61,803
	HSBC Holdings plc	4.375%	11/23/26	21,930	24,747
	HSBC Holdings plc	1.589%	5/24/27	25,328	25,362
[3]	HSBC Holdings plc	4.041%	3/13/28	29,348	32,552
[3]	HSBC Holdings plc	2.013%	9/22/28	56,000	56,187
[3]	HSBC Holdings plc	4.583%	6/19/29	26,613	30,761
	HSBC Holdings plc	4.950%	3/31/30	31,307	37,783
[3]	HSBC Holdings plc	3.973%	5/22/30	35,250	39,435
[3]	HSBC Holdings plc	2.848%	6/4/31	16,258	16,871
[3]	HSBC Holdings plc	2.357%	8/18/31	17,400	17,410
[3]	HSBC Holdings plc	7.625%	5/17/32	7,391	10,388
	HSBC Holdings plc	2.804%	5/24/32	30,000	30,795
[3]	HSBC Holdings plc	7.350%	11/27/32	2,040	2,820
	HSBC Holdings plc	6.500%	5/2/36	23,547	32,438
	HSBC Holdings plc	6.500%	9/15/37	41,300	57,526
	HSBC Holdings plc	6.800%	6/1/38	10,569	15,208
	HSBC Holdings plc	6.100%	1/14/42	6,778	9,863
	HSBC Holdings plc	5.250%	3/14/44	37,605	48,768
	HSBC USA Inc.	3.500%	6/23/24	10,743	11,637
	Huntington Bancshares Inc.	2.625%	8/6/24	3,635	3,839
	Huntington Bancshares Inc.	4.000%	5/15/25	5,311	5,895
	Huntington Bancshares Inc.	2.550%	2/4/30	15,030	15,666
[3]	Huntington National Bank	2.500%	8/7/22	18,790	19,212
	Huntington National Bank	1.800%	2/3/23	13,225	13,503
[3]	Huntington National Bank	3.550%	10/6/23	8,529	9,091
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	9,310	9,579
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,600	9,523
	ING Groep NV	4.100%	10/2/23	16,700	17,999
	ING Groep NV	3.550%	4/9/24	16,610	17,883
	ING Groep NV	3.950%	3/29/27	17,067	19,164
	ING Groep NV	4.550%	10/2/28	13,025	15,287
	ING Groep NV	4.050%	4/9/29	3,195	3,649
	ING Groep NV	2.727%	4/1/32	3,800	3,914
	Intercontinental Exchange Inc.	2.350%	9/15/22	408	417
	Intercontinental Exchange Inc.	3.450%	9/21/23	5,808	6,169
	Intercontinental Exchange Inc.	4.000%	10/15/23	16,737	18,030
	Intercontinental Exchange Inc.	3.750%	12/1/25	15,420	17,080
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,256	3,544
	Intercontinental Exchange Inc.	3.750%	9/21/28	6,875	7,740
	Intercontinental Exchange Inc.	2.100%	6/15/30	19,525	19,414
	Intercontinental Exchange Inc.	1.850%	9/15/32	21,791	20,684
76

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	2.650%	9/15/40	14,317	13,720
	Intercontinental Exchange Inc.	4.250%	9/21/48	11,857	14,015
	Intercontinental Exchange Inc.	3.000%	6/15/50	18,180	17,897
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,724	26,723
	International Lease Finance Corp.	5.875%	8/15/22	16,009	16,930
	Invesco Finance plc	3.125%	11/30/22	7,442	7,720
	Invesco Finance plc	4.000%	1/30/24	14,599	15,827
	Invesco Finance plc	3.750%	1/15/26	2,346	2,598
	Invesco Finance plc	5.375%	11/30/43	11,862	15,554
	Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,467
	Jefferies Financial Group Inc.	5.500%	10/18/23	8,700	9,355
	Jefferies Group LLC	5.125%	1/20/23	1,780	1,903
	Jefferies Group LLC	4.850%	1/15/27	10,982	12,774
	Jefferies Group LLC	6.450%	6/8/27	2,473	3,082
	Jefferies Group LLC	4.150%	1/23/30	16,810	18,895
	Jefferies Group LLC	2.750%	10/15/32	150	151
	Jefferies Group LLC	6.250%	1/15/36	3,925	5,250
	Jefferies Group LLC	6.500%	1/20/43	5,384	7,460
	JPMorgan Chase & Co.	3.250%	9/23/22	22,927	23,750
	JPMorgan Chase & Co.	2.972%	1/15/23	68,480	69,453
	JPMorgan Chase & Co.	3.200%	1/25/23	53,856	56,256
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	1,000	1,021
	JPMorgan Chase & Co.	3.375%	5/1/23	31,874	33,554
	JPMorgan Chase & Co.	2.700%	5/18/23	6,916	7,189
	JPMorgan Chase & Co.	3.875%	2/1/24	22,980	24,906
	JPMorgan Chase & Co.	0.697%	3/16/24	25,000	25,080
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	41,834	44,114
	JPMorgan Chase & Co.	3.625%	5/13/24	31,267	33,889
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	55,705	56,757
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	18,260	19,441
	JPMorgan Chase & Co.	3.875%	9/10/24	61,567	67,119
[3]	JPMorgan Chase & Co.	0.653%	9/16/24	11,225	11,231
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	26,959	29,097
	JPMorgan Chase & Co.	3.125%	1/23/25	29,877	32,061
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	33,314	35,384
	JPMorgan Chase & Co.	0.824%	6/1/25	10,350	10,328
	JPMorgan Chase & Co.	3.900%	7/15/25	47,018	51,996
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	26,665	27,750
	JPMorgan Chase & Co.	3.300%	4/1/26	56,562	61,856
	JPMorgan Chase & Co.	3.200%	6/15/26	55,908	60,882
	JPMorgan Chase & Co.	2.950%	10/1/26	42,580	45,878
	JPMorgan Chase & Co.	7.625%	10/15/26	6,085	7,945
	JPMorgan Chase & Co.	1.045%	11/19/26	11,420	11,278
	JPMorgan Chase & Co.	4.125%	12/15/26	14,756	16,700
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	49,420	55,028
	JPMorgan Chase & Co.	1.040%	2/4/27	500	491
	JPMorgan Chase & Co.	1.578%	4/22/27	3,447	3,466
	JPMorgan Chase & Co.	8.000%	4/29/27	4,018	5,425
	JPMorgan Chase & Co.	4.250%	10/1/27	15,903	18,134
	JPMorgan Chase & Co.	3.625%	12/1/27	13,803	15,164
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	78,161	86,741
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	35,411	38,886
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	10,650	10,900
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	44,855	49,419
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	22,326	25,288
	JPMorgan Chase & Co.	2.069%	6/1/29	29,250	29,476
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	32,824	37,691
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	22,870	26,732
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	46,132	51,594
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	1,100	1,651
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	55,357	58,043
77

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	54,925	65,096
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	19,100	19,630
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	40,191	42,240
	JPMorgan Chase & Co.	1.764%	11/19/31	25,741	24,722
	JPMorgan Chase & Co.	1.953%	2/4/32	42,242	41,078
	JPMorgan Chase & Co.	2.580%	4/22/32	40,185	41,286
	JPMorgan Chase & Co.	6.400%	5/15/38	15,475	22,777
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	42,033	48,403
	JPMorgan Chase & Co.	5.500%	10/15/40	14,328	19,625
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	44,513	46,126
	JPMorgan Chase & Co.	5.600%	7/15/41	5,226	7,322
	JPMorgan Chase & Co.	2.525%	11/19/41	33,993	32,385
	JPMorgan Chase & Co.	5.400%	1/6/42	10,056	13,821
	JPMorgan Chase & Co.	3.157%	4/22/42	22,300	23,220
	JPMorgan Chase & Co.	5.625%	8/16/43	12,855	18,154
	JPMorgan Chase & Co.	4.850%	2/1/44	4,962	6,506
	JPMorgan Chase & Co.	4.950%	6/1/45	12,838	17,001
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	24,823	30,191
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	29,392	34,621
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	83,590	97,944
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	33,805	39,283
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	59,493	61,672
	JPMorgan Chase & Co.	3.328%	4/22/52	47,760	50,971
	Kemper Corp.	4.350%	2/15/25	2,553	2,798
	Kemper Corp.	2.400%	9/30/30	5,510	5,508
[3]	KeyBank NA	2.300%	9/14/22	10,100	10,337
[3]	KeyBank NA	3.375%	3/7/23	8,521	8,947
[3]	KeyBank NA	1.250%	3/10/23	3,527	3,581
[3]	KeyBank NA	0.423%	1/3/24	11,700	11,700
[3]	KeyBank NA	3.300%	6/1/25	18,110	19,791
[3]	KeyBank NA	3.400%	5/20/26	17,225	18,783
[3]	KeyBank NA	6.950%	2/1/28	2,540	3,216
[3]	KeyCorp	4.150%	10/29/25	12,000	13,533
[3]	KeyCorp	2.250%	4/6/27	500	519
[3]	KeyCorp	4.100%	4/30/28	14,525	16,766
[3]	KeyCorp	2.550%	10/1/29	14,625	15,317
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,830	2,030
	Lazard Group LLC	3.750%	2/13/25	1,615	1,763
	Lazard Group LLC	3.625%	3/1/27	13,785	15,025
	Lazard Group LLC	4.500%	9/19/28	6,925	8,004
	Lazard Group LLC	4.375%	3/11/29	2,763	3,144
	Legg Mason Inc.	4.750%	3/15/26	5,010	5,835
	Legg Mason Inc.	5.625%	1/15/44	8,328	11,651
	Lincoln National Corp.	4.000%	9/1/23	7,155	7,683
	Lincoln National Corp.	3.350%	3/9/25	4,459	4,829
	Lincoln National Corp.	3.625%	12/12/26	6,555	7,257
	Lincoln National Corp.	3.800%	3/1/28	11,746	13,155
	Lincoln National Corp.	3.050%	1/15/30	9,613	10,252
	Lincoln National Corp.	3.400%	1/15/31	4,500	4,952
	Lincoln National Corp.	6.300%	10/9/37	5,029	7,059
	Lincoln National Corp.	7.000%	6/15/40	7,172	11,012
	Lincoln National Corp.	4.350%	3/1/48	1,721	2,056
	Lincoln National Corp.	4.375%	6/15/50	3,132	3,775
	Lloyds Bank plc	3.500%	5/14/25	433	469
	Lloyds Banking Group plc	3.100%	7/6/21	3,310	3,310
	Lloyds Banking Group plc	4.050%	8/16/23	38,675	41,453
[3]	Lloyds Banking Group plc	2.907%	11/7/23	21,230	21,893
	Lloyds Banking Group plc	3.900%	3/12/24	11,461	12,416
	Lloyds Banking Group plc	4.500%	11/4/24	15,469	17,099
	Lloyds Banking Group plc	4.450%	5/8/25	8,524	9,562
[3]	Lloyds Banking Group plc	3.870%	7/9/25	13,828	14,984
78

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	4.582%	12/10/25	39,586	44,482
[3]	Lloyds Banking Group plc	2.438%	2/5/26	2,740	2,860
	Lloyds Banking Group plc	4.650%	3/24/26	12,582	14,233
	Lloyds Banking Group plc	3.750%	1/11/27	9,282	10,244
	Lloyds Banking Group plc	4.375%	3/22/28	36,945	42,429
	Lloyds Banking Group plc	4.550%	8/16/28	16,975	19,780
[3]	Lloyds Banking Group plc	3.574%	11/7/28	46,532	50,828
	Lloyds Banking Group plc	5.300%	12/1/45	6,549	8,626
	Lloyds Banking Group plc	4.344%	1/9/48	20,904	24,502
	Loews Corp.	2.625%	5/15/23	12,580	13,032
	Loews Corp.	3.750%	4/1/26	410	456
	Loews Corp.	3.200%	5/15/30	9,220	10,005
	Loews Corp.	6.000%	2/1/35	6,143	8,363
	Loews Corp.	4.125%	5/15/43	7,362	8,730
	M&T Bank Corp.	3.550%	7/26/23	7,375	7,835
	Main Street Capital Corp.	5.200%	5/1/24	4,035	4,392
	Main Street Capital Corp.	3.000%	7/14/26	5,950	6,111
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	12,451	13,319
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,401	3,751
	Manulife Financial Corp.	4.150%	3/4/26	17,568	19,843
[3]	Manulife Financial Corp.	4.061%	2/24/32	9,862	10,880
	Manulife Financial Corp.	5.375%	3/4/46	10,458	14,680
	Markel Corp.	4.900%	7/1/22	3,557	3,705
	Markel Corp.	3.500%	11/1/27	6,995	7,689
	Markel Corp.	3.350%	9/17/29	3,500	3,849
	Markel Corp.	5.000%	4/5/46	6,103	7,843
	Markel Corp.	4.300%	11/1/47	5,483	6,449
	Markel Corp.	5.000%	5/20/49	4,981	6,457
	Markel Corp.	4.150%	9/17/50	6,850	7,913
	Markel Corp.	3.450%	5/7/52	8,000	8,250
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,497
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	22,775	24,707
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,947	5,322
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,023	13,071
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,684	8,541
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	16,675	19,559
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	8,915	9,033
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,139	5,603
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	16,663	21,386
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	6,569	8,230
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	5,005	6,190
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	24,005	32,801
	Mastercard Inc.	2.000%	11/21/21	4,405	4,428
	Mastercard Inc.	3.375%	4/1/24	17,887	19,288
	Mastercard Inc.	2.000%	3/3/25	13,967	14,599
	Mastercard Inc.	2.950%	11/21/26	17,501	19,090
	Mastercard Inc.	3.300%	3/26/27	14,901	16,476
	Mastercard Inc.	3.500%	2/26/28	5,785	6,507
	Mastercard Inc.	2.950%	6/1/29	13,091	14,308
	Mastercard Inc.	3.350%	3/26/30	15,590	17,550
	Mastercard Inc.	1.900%	3/15/31	4,000	4,041
	Mastercard Inc.	3.800%	11/21/46	7,738	9,224
	Mastercard Inc.	3.950%	2/26/48	8,223	10,007
	Mastercard Inc.	3.650%	6/1/49	16,686	19,422
	Mastercard Inc.	3.850%	3/26/50	18,817	22,792
	Mastercard Inc.	2.950%	3/15/51	6,624	6,944
	Mercury General Corp.	4.400%	3/15/27	4,945	5,583
	MetLife Inc.	3.048%	12/15/22	8,487	8,770
[3]	MetLife Inc.	4.368%	9/15/23	11,662	12,638
	MetLife Inc.	3.600%	4/10/24	15,718	17,001
	MetLife Inc.	3.000%	3/1/25	15,604	16,770
79

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	3.600%	11/13/25	8,921	9,857
	MetLife Inc.	4.550%	3/23/30	30,761	36,941
	MetLife Inc.	6.375%	6/15/34	3,573	5,113
[3]	MetLife Inc.	6.400%	12/15/36	9,802	12,563
[3]	MetLife Inc.	10.750%	8/1/39	935	1,587
	MetLife Inc.	5.875%	2/6/41	21,397	30,871
	MetLife Inc.	4.125%	8/13/42	18,293	21,869
	MetLife Inc.	4.875%	11/13/43	7,267	9,580
	MetLife Inc.	4.721%	12/15/44	10,565	13,730
	MetLife Inc.	4.050%	3/1/45	16,942	20,341
	MetLife Inc.	4.600%	5/13/46	5,145	6,641
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	15,025	15,385
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	28,375	29,085
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	14,100	14,812
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	27,917	29,806
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,616	3,774
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,720	27,551
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	13,575	14,371
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	30,400	30,546
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	19,499	20,294
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	36,524	40,100
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,300	14,454
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,625	10,240
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	58,731	65,606
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,011	28,635
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	15,600	17,726
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,150	5,920
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	20,840	23,460
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	21,300	23,045
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	33,050	34,345
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,000	9,976
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,429	4,166
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	3,000	3,592
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	18,925	21,549
	Mizuho Financial Group Inc.	2.601%	9/11/22	3,000	3,079
	Mizuho Financial Group Inc.	3.549%	3/5/23	14,050	14,784
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	26,655	27,289
[3]	Mizuho Financial Group Inc.	1.241%	7/10/24	1,210	1,226
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	11,560	12,380
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	28,958	30,564
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	15,525	16,249
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	1,237	1,280
	Mizuho Financial Group Inc.	3.663%	2/28/27	1,600	1,774
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,200	27,779
	Mizuho Financial Group Inc.	4.018%	3/5/28	20,575	23,467
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	15,550	17,918
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	30,955	33,350
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,010	5,261
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	2,974	2,970
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,500	1,467
	Mizuho Financial Group Inc.	2.172%	5/22/32	26,000	25,837
	Morgan Stanley	4.875%	11/1/22	23,648	25,019
[3]	Morgan Stanley	3.125%	1/23/23	16,918	17,642
[3]	Morgan Stanley	3.750%	2/25/23	72,004	75,885
[3]	Morgan Stanley	4.100%	5/22/23	27,155	28,896
[3]	Morgan Stanley	0.560%	11/10/23	29,163	29,195
[3]	Morgan Stanley	0.529%	1/25/24	51,826	51,809
[3]	Morgan Stanley	3.737%	4/24/24	28,951	30,612
[3]	Morgan Stanley	3.875%	4/29/24	44,507	48,387
[3]	Morgan Stanley	3.700%	10/23/24	40,051	43,669
	Morgan Stanley	0.790%	5/30/25	22,940	22,849
80

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley	2.720%	7/22/25	8,078	8,504
[3]	Morgan Stanley	4.000%	7/23/25	55,337	61,614
	Morgan Stanley	5.000%	11/24/25	25,277	29,154
[3]	Morgan Stanley	3.875%	1/27/26	41,611	46,510
[3]	Morgan Stanley	2.188%	4/28/26	7,735	8,035
[3]	Morgan Stanley	3.125%	7/27/26	36,500	39,514
[3]	Morgan Stanley	6.250%	8/9/26	14,225	17,593
[3]	Morgan Stanley	4.350%	9/8/26	47,092	53,368
	Morgan Stanley	0.985%	12/10/26	10,750	10,591
	Morgan Stanley	3.625%	1/20/27	18,085	20,071
	Morgan Stanley	3.950%	4/23/27	47,356	52,901
	Morgan Stanley	1.593%	5/4/27	55,178	55,558
[3]	Morgan Stanley	3.591%	7/22/28	53,798	59,608
[3]	Morgan Stanley	3.772%	1/24/29	14,220	15,969
[3]	Morgan Stanley	4.431%	1/23/30	34,588	40,560
[3]	Morgan Stanley	2.699%	1/22/31	73,912	77,423
[3]	Morgan Stanley	3.622%	4/1/31	58,300	65,117
[3]	Morgan Stanley	1.794%	2/13/32	36,465	35,077
	Morgan Stanley	7.250%	4/1/32	12,385	18,022
[3]	Morgan Stanley	1.928%	4/28/32	25,300	24,606
[3]	Morgan Stanley	3.971%	7/22/38	26,875	31,531
[3]	Morgan Stanley	4.457%	4/22/39	25,408	31,348
	Morgan Stanley	3.217%	4/22/42	14,590	15,438
	Morgan Stanley	6.375%	7/24/42	34,658	53,131
	Morgan Stanley	4.300%	1/27/45	47,016	58,311
	Morgan Stanley	4.375%	1/22/47	7,104	8,904
[3]	Morgan Stanley	5.597%	3/24/51	23,814	35,468
[3]	Morgan Stanley	2.802%	1/25/52	29,425	28,901
	MUFG Americas Holdings Corp.	3.000%	2/10/25	8,465	9,026
[3]	MUFG Union Bank NA	2.100%	12/9/22	16,037	16,414
[3]	Munich Re America Corp.	7.450%	12/15/26	2,350	3,076
	Nasdaq Inc.	0.445%	12/21/22	350	350
	Nasdaq Inc.	4.250%	6/1/24	5,148	5,631
	Nasdaq Inc.	3.850%	6/30/26	9,745	10,855
	Nasdaq Inc.	1.650%	1/15/31	9,600	9,065
	Nasdaq Inc.	2.500%	12/21/40	10,725	9,961
	Nasdaq Inc.	3.250%	4/28/50	8,756	8,786
	National Australia Bank Ltd.	3.000%	1/20/23	2,713	2,824
	National Australia Bank Ltd.	2.875%	4/12/23	3,750	3,916
	National Australia Bank Ltd.	3.625%	6/20/23	13,300	14,148
	National Australia Bank Ltd.	3.375%	1/14/26	8,502	9,362
[3]	National Australia Bank Ltd.	2.500%	7/12/26	22,690	24,129
[3]	National Bank of Canada	2.100%	2/1/23	13,837	14,197
[3]	National Bank of Canada	0.900%	8/15/23	2,512	2,525
[3]	National Bank of Canada	0.550%	11/15/24	6,285	6,257
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	1,259	1,556
	Natwest Group plc	3.875%	9/12/23	45,543	48,651
	Natwest Group plc	6.000%	12/19/23	4,771	5,349
[3]	Natwest Group plc	2.359%	5/22/24	6,361	6,555
	Natwest Group plc	5.125%	5/28/24	7,253	8,054
[3]	Natwest Group plc	4.519%	6/25/24	22,620	24,283
[3]	Natwest Group plc	4.269%	3/22/25	7,170	7,780
	Natwest Group plc	4.800%	4/5/26	6,573	7,526
[3]	Natwest Group plc	3.073%	5/22/28	27,769	29,298
[3]	Natwest Group plc	4.892%	5/18/29	39,750	46,560
[3]	Natwest Group plc	3.754%	11/1/29	4,033	4,291
[3]	Natwest Group plc	5.076%	1/27/30	43,934	52,091
[3]	Natwest Group plc	4.445%	5/8/30	8,200	9,398
[3]	Natwest Group plc	3.032%	11/28/35	19,946	19,955
[3]	New York Community Bancorp Inc.	5.900%	11/6/28	2,383	2,579
	Nomura Holdings Inc.	2.648%	1/16/25	10,865	11,411
81

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	1.851%	7/16/25	19,735	20,153
	Nomura Holdings Inc.	3.103%	1/16/30	31,008	32,541
	Nomura Holdings Inc.	2.679%	7/16/30	2,635	2,677
	Northern Trust Corp.	3.375%	8/23/21	1,993	2,002
	Northern Trust Corp.	2.375%	8/2/22	6,010	6,150
	Northern Trust Corp.	3.950%	10/30/25	11,585	13,075
	Northern Trust Corp.	3.650%	8/3/28	7,100	8,037
	Northern Trust Corp.	3.150%	5/3/29	10,675	11,746
	Northern Trust Corp.	1.950%	5/1/30	215	217
[3]	Northern Trust Corp.	3.375%	5/8/32	5,540	6,022
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	3,582	3,756
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	5,000	5,007
	Old Republic International Corp.	4.875%	10/1/24	6,830	7,630
	Old Republic International Corp.	3.875%	8/26/26	5,893	6,590
	Old Republic International Corp.	3.850%	6/11/51	9,875	10,489
	ORIX Corp.	2.900%	7/18/22	4,575	4,693
	ORIX Corp.	4.050%	1/16/24	750	812
	ORIX Corp.	3.250%	12/4/24	4,400	4,740
	ORIX Corp.	3.700%	7/18/27	9,925	11,084
	ORIX Corp.	2.250%	3/9/31	10,400	10,485
	Owl Rock Capital Corp.	5.250%	4/15/24	3,175	3,471
	Owl Rock Capital Corp.	4.000%	3/30/25	6,520	6,951
	Owl Rock Capital Corp.	3.750%	7/22/25	10,295	10,898
	Owl Rock Capital Corp.	4.250%	1/15/26	9,688	10,463
	Owl Rock Capital Corp.	3.400%	7/15/26	1,300	1,356
	Owl Rock Capital Corp.	2.625%	1/15/27	10,475	10,506
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	4,650	4,592
	PartnerRe Finance B LLC	3.700%	7/2/29	7,738	8,606
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	2,088
	PayPal Holdings Inc.	2.200%	9/26/22	10,890	11,152
	PayPal Holdings Inc.	1.350%	6/1/23	6,875	6,999
	PayPal Holdings Inc.	2.400%	10/1/24	14,050	14,810
	PayPal Holdings Inc.	1.650%	6/1/25	5,125	5,263
	PayPal Holdings Inc.	2.650%	10/1/26	24,775	26,572
	PayPal Holdings Inc.	2.850%	10/1/29	24,485	26,440
	PayPal Holdings Inc.	2.300%	6/1/30	10,656	11,042
	PayPal Holdings Inc.	3.250%	6/1/50	17,620	19,166
	People's United Bank NA	4.000%	7/15/24	3,850	4,120
	People's United Financial Inc.	3.650%	12/6/22	7,515	7,779
[3]	PNC Bank NA	2.550%	12/9/21	7,630	7,692
[3]	PNC Bank NA	2.450%	7/28/22	3,500	3,576
[3]	PNC Bank NA	2.700%	11/1/22	16,116	16,597
[3]	PNC Bank NA	2.028%	12/9/22	5,385	5,423
[3]	PNC Bank NA	2.950%	1/30/23	10,677	11,071
	PNC Bank NA	3.800%	7/25/23	22,272	23,726
[3]	PNC Bank NA	3.300%	10/30/24	6,303	6,840
[3]	PNC Bank NA	2.950%	2/23/25	12,945	13,892
[3]	PNC Bank NA	3.250%	6/1/25	28,575	31,075
[3]	PNC Bank NA	4.200%	11/1/25	6,200	7,023
[3]	PNC Bank NA	3.100%	10/25/27	11,073	12,125
[3]	PNC Bank NA	3.250%	1/22/28	7,768	8,576
[3]	PNC Bank NA	4.050%	7/26/28	17,372	20,087
[3]	PNC Bank NA	2.700%	10/22/29	8,630	9,143
	PNC Financial Services Group Inc.	2.854%	11/9/22	7,820	8,085
	PNC Financial Services Group Inc.	3.500%	1/23/24	27,323	29,333
	PNC Financial Services Group Inc.	3.900%	4/29/24	23,512	25,549
	PNC Financial Services Group Inc.	2.200%	11/1/24	4,789	5,023
	PNC Financial Services Group Inc.	2.600%	7/23/26	9,360	9,976
	PNC Financial Services Group Inc.	3.150%	5/19/27	12,547	13,730
	PNC Financial Services Group Inc.	3.450%	4/23/29	35,628	39,871
	PNC Financial Services Group Inc.	2.550%	1/22/30	24,620	25,922
82

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	2.307%	4/23/32	5,500	5,630
	Primerica Inc.	4.750%	7/15/22	2,000	2,085
	Principal Financial Group Inc.	3.300%	9/15/22	3,025	3,129
	Principal Financial Group Inc.	3.125%	5/15/23	4,161	4,368
	Principal Financial Group Inc.	3.400%	5/15/25	13,809	14,973
	Principal Financial Group Inc.	3.100%	11/15/26	9,602	10,390
	Principal Financial Group Inc.	2.125%	6/15/30	16,222	16,201
	Principal Financial Group Inc.	6.050%	10/15/36	258	363
	Principal Financial Group Inc.	4.625%	9/15/42	5,408	6,720
	Principal Financial Group Inc.	4.350%	5/15/43	5,765	6,942
	Principal Financial Group Inc.	4.300%	11/15/46	13,436	16,255
	Progressive Corp.	2.450%	1/15/27	6,425	6,818
	Progressive Corp.	4.000%	3/1/29	7,805	8,981
	Progressive Corp.	6.625%	3/1/29	4,820	6,368
	Progressive Corp.	3.200%	3/26/30	5,522	6,074
	Progressive Corp.	6.250%	12/1/32	775	1,071
	Progressive Corp.	4.350%	4/25/44	3,660	4,560
	Progressive Corp.	4.125%	4/15/47	14,535	17,823
	Progressive Corp.	4.200%	3/15/48	5,222	6,504
	Progressive Corp.	3.950%	3/26/50	7,860	9,500
	Prospect Capital Corp.	5.875%	3/15/23	513	544
	Prospect Capital Corp.	3.706%	1/22/26	5,675	5,831
[3]	Prudential Financial Inc.	3.500%	5/15/24	10,182	11,024
[3]	Prudential Financial Inc.	3.878%	3/27/28	4,950	5,671
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,971	3,026
[3]	Prudential Financial Inc.	5.750%	7/15/33	1,120	1,480
[3]	Prudential Financial Inc.	5.700%	12/14/36	6,153	8,470
[3]	Prudential Financial Inc.	6.625%	12/1/37	5,151	7,578
[3]	Prudential Financial Inc.	3.000%	3/10/40	6,860	7,032
[3]	Prudential Financial Inc.	6.625%	6/21/40	5,275	7,972
[3]	Prudential Financial Inc.	6.200%	11/15/40	3,325	4,575
[3]	Prudential Financial Inc.	5.875%	9/15/42	12,570	13,270
[3]	Prudential Financial Inc.	5.625%	6/15/43	11,514	12,394
[3]	Prudential Financial Inc.	5.100%	8/15/43	3,450	4,150
[3]	Prudential Financial Inc.	5.200%	3/15/44	2,745	2,959
[3]	Prudential Financial Inc.	4.600%	5/15/44	8,245	10,515
[3]	Prudential Financial Inc.	5.375%	5/15/45	14,880	16,466
[3]	Prudential Financial Inc.	4.500%	9/15/47	8,557	9,289
	Prudential Financial Inc.	3.905%	12/7/47	27,618	32,085
[3]	Prudential Financial Inc.	4.418%	3/27/48	50	62
[3]	Prudential Financial Inc.	5.700%	9/15/48	11,121	13,022
	Prudential Financial Inc.	3.935%	12/7/49	23,252	27,286
[3]	Prudential Financial Inc.	3.700%	10/1/50	11,900	12,441
[3]	Prudential Financial Inc.	3.700%	3/13/51	5,086	5,798
	Prudential plc	3.125%	4/14/30	12,636	13,611
	Raymond James Financial Inc.	4.650%	4/1/30	18,063	21,612
	Raymond James Financial Inc.	4.950%	7/15/46	19,840	25,658
	Raymond James Financial Inc.	3.750%	4/1/51	11,700	12,856
[3]	Regions Bank	6.450%	6/26/37	5,172	7,321
	Regions Financial Corp.	3.800%	8/14/23	12,047	12,847
	Regions Financial Corp.	2.250%	5/18/25	8,600	8,960
	Regions Financial Corp.	7.375%	12/10/37	5,443	8,288
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,525	3,830
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,339	5,944
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,820	16,605
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,400	2,565
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,682	7,274
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,850	5,298
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,874
[3]	Royal Bank of Canada	1.950%	1/17/23	4,865	4,986
[3]	Royal Bank of Canada	1.600%	4/17/23	24,910	25,455
83

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Royal Bank of Canada	3.700%	10/5/23	23,398	25,094
[3]	Royal Bank of Canada	0.500%	10/26/23	4,031	4,035
[3]	Royal Bank of Canada	0.425%	1/19/24	13,500	13,459
[3]	Royal Bank of Canada	2.550%	7/16/24	11,715	12,361
[3]	Royal Bank of Canada	2.250%	11/1/24	39,985	41,904
[3]	Royal Bank of Canada	1.150%	6/10/25	24,800	24,937
[3]	Royal Bank of Canada	0.875%	1/20/26	13,000	12,828
[3]	Royal Bank of Canada	4.650%	1/27/26	11,918	13,658
	Royal Bank of Canada	1.200%	4/27/26	10,000	9,989
	Santander Holdings USA Inc.	4.450%	12/3/21	5,000	5,067
	Santander Holdings USA Inc.	3.400%	1/18/23	18,331	19,077
	Santander Holdings USA Inc.	3.500%	6/7/24	7,343	7,858
	Santander Holdings USA Inc.	3.450%	6/2/25	50	54
	Santander Holdings USA Inc.	4.500%	7/17/25	24,984	27,722
	Santander Holdings USA Inc.	3.244%	10/5/26	26,815	28,650
	Santander Holdings USA Inc.	4.400%	7/13/27	28,840	32,356
	Santander UK Group Holdings plc	2.875%	8/5/21	11,649	11,677
	Santander UK Group Holdings plc	3.571%	1/10/23	7,936	8,063
[3]	Santander UK Group Holdings plc	4.796%	11/15/24	9,550	10,444
	Santander UK Group Holdings plc	1.089%	3/15/25	10,000	10,038
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	20,450	20,488
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	7,273	7,993
	Santander UK Group Holdings plc	2.896%	3/15/32	15,000	15,471
	Santander UK plc	2.100%	1/13/23	6,224	6,386
	Santander UK plc	4.000%	3/13/24	29,791	32,458
	Santander UK plc	2.875%	6/18/24	7,500	7,966
	Selective Insurance Group Inc.	5.375%	3/1/49	3,010	3,771
[3]	Signature Bank	4.000%	10/15/30	2,100	2,223
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	3,726	3,963
[3,7]	Societe Generale SA	3.000%	1/22/30	1,000	1,040
	Sompo International Holdings Ltd.	4.700%	10/15/22	3,250	3,413
[3,7]	Standard Chartered plc	4.644%	4/1/31	1,000	1,170
	State Street Corp.	3.100%	5/15/23	15,603	16,391
	State Street Corp.	3.700%	11/20/23	13,691	14,772
[3]	State Street Corp.	3.776%	12/3/24	12,615	13,593
	State Street Corp.	3.300%	12/16/24	1,500	1,635
	State Street Corp.	3.550%	8/18/25	27,445	30,419
[3]	State Street Corp.	2.354%	11/1/25	11,575	12,175
	State Street Corp.	2.901%	3/30/26	8,667	9,238
	State Street Corp.	2.650%	5/19/26	13,515	14,474
[3]	State Street Corp.	4.141%	12/3/29	5,755	6,743
	State Street Corp.	2.400%	1/24/30	13,970	14,577
	State Street Corp.	2.200%	3/3/31	6,650	6,705
	State Street Corp.	3.152%	3/30/31	1,478	1,620
[3]	State Street Corp.	3.031%	11/1/34	25,835	27,451
	Stifel Financial Corp.	4.250%	7/18/24	10,450	11,466
	Stifel Financial Corp.	4.000%	5/15/30	175	195
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	6,237	6,426
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	350	364
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	10,957	11,735
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	10,400	11,259
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	11,375	12,254
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,280	3,608
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	11,729	11,807
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	25,633	26,284
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,714	6,919
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	16,860	17,570
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,030	10,700
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,600	14,671
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,250	10,212
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	33,400	35,303
84

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	41,650	43,705
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	9,405	9,829
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	4,413	4,464
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	15,162	14,975
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	29,921	33,303
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	15,210	16,155
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	11,900	12,843
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,855	11,948
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	16,308	17,829
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,450	15,993
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	30,850	35,050
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	7,710	8,945
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	20,900	22,405
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,009	5,334
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,640	14,321
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	28,155	29,606
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	2,736	2,751
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	50	49
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	10,900	10,594
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,200	5,807
	SVB Financial Group	3.500%	1/29/25	10,115	10,947
	SVB Financial Group	2.100%	5/15/28	3,000	3,042
	SVB Financial Group	3.125%	6/5/30	3,000	3,202
	SVB Financial Group	1.800%	2/2/31	6,200	5,931
[3]	Svenska Handelsbanken AB	3.900%	11/20/23	4,550	4,930
	Swiss Re America Holding Corp.	7.000%	2/15/26	1,309	1,636
	Synchrony Financial	2.850%	7/25/22	5,475	5,604
	Synchrony Financial	4.375%	3/19/24	2,650	2,886
	Synchrony Financial	4.250%	8/15/24	9,151	10,001
	Synchrony Financial	4.500%	7/23/25	24,822	27,795
	Synchrony Financial	3.700%	8/4/26	11,375	12,435
	Synchrony Financial	3.950%	12/1/27	7,866	8,753
	Synchrony Financial	5.150%	3/19/29	7,931	9,399
	Synovus Financial Corp.	3.125%	11/1/22	3,882	3,992
	TD Ameritrade Holding Corp.	3.750%	4/1/24	168	182
	TD Ameritrade Holding Corp.	3.625%	4/1/25	7,880	8,617
	TD Ameritrade Holding Corp.	3.300%	4/1/27	11,002	12,077
	TD Ameritrade Holding Corp.	2.750%	10/1/29	8,410	9,047
[3]	Toronto-Dominion Bank	1.900%	12/1/22	23,607	24,138
[3]	Toronto-Dominion Bank	0.250%	1/6/23	11,175	11,165
[3]	Toronto-Dominion Bank	0.750%	6/12/23	20,200	20,345
[3]	Toronto-Dominion Bank	3.500%	7/19/23	8,687	9,238
[3]	Toronto-Dominion Bank	0.450%	9/11/23	20,350	20,363
[3]	Toronto-Dominion Bank	3.250%	3/11/24	55,735	59,695
[3]	Toronto-Dominion Bank	2.650%	6/12/24	12,332	13,056
[3]	Toronto-Dominion Bank	1.150%	6/12/25	12,300	12,391
[3]	Toronto-Dominion Bank	0.750%	9/11/25	10,625	10,524
[3]	Toronto-Dominion Bank	0.750%	1/6/26	10,500	10,358
[3]	Toronto-Dominion Bank	3.625%	9/15/31	1,594	1,764
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	7,100
	Travelers Cos. Inc.	6.750%	6/20/36	827	1,248
[3]	Travelers Cos. Inc.	6.250%	6/15/37	9,055	13,331
	Travelers Cos. Inc.	5.350%	11/1/40	4,873	6,806
	Travelers Cos. Inc.	4.600%	8/1/43	8,210	10,790
	Travelers Cos. Inc.	4.300%	8/25/45	1,077	1,344
	Travelers Cos. Inc.	3.750%	5/15/46	10,623	12,441
	Travelers Cos. Inc.	4.000%	5/30/47	16,635	20,186
	Travelers Cos. Inc.	4.100%	3/4/49	6,275	7,750
	Travelers Cos. Inc.	2.550%	4/27/50	8,160	7,863
	Travelers Cos. Inc.	3.050%	6/8/51	5,000	5,278
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,489	3,531
85

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity Acquisition plc	4.400%	3/15/26	6,418	7,235
[3]	Truist Bank	2.450%	8/1/22	6,456	6,596
[3]	Truist Bank	3.502%	8/2/22	10,310	10,338
[3]	Truist Bank	3.000%	2/2/23	6,766	7,038
[3]	Truist Bank	1.250%	3/9/23	31,090	31,555
[3]	Truist Bank	2.750%	5/1/23	8,325	8,677
[3]	Truist Bank	3.200%	4/1/24	42,407	45,371
[3]	Truist Bank	3.689%	8/2/24	21,177	22,591
[3]	Truist Bank	2.150%	12/6/24	9,550	9,988
[3]	Truist Bank	1.500%	3/10/25	15,600	15,952
[3]	Truist Bank	3.625%	9/16/25	24,378	26,831
[3]	Truist Bank	4.050%	11/3/25	691	777
[3]	Truist Bank	3.300%	5/15/26	12,850	14,089
[3]	Truist Bank	3.800%	10/30/26	3,979	4,453
[3]	Truist Bank	2.636%	9/17/29	1,115	1,167
[3]	Truist Bank	2.250%	3/11/30	2,365	2,399
[3]	Truist Financial Corp.	2.200%	3/16/23	7,643	7,868
[3]	Truist Financial Corp.	3.750%	12/6/23	13,150	14,143
[3]	Truist Financial Corp.	2.500%	8/1/24	6,020	6,347
[3]	Truist Financial Corp.	2.850%	10/26/24	15,595	16,682
	Truist Financial Corp.	4.000%	5/1/25	8,796	9,770
[3]	Truist Financial Corp.	3.700%	6/5/25	13,825	15,233
[3]	Truist Financial Corp.	1.200%	8/5/25	11,300	11,400
[3]	Truist Financial Corp.	1.267%	3/2/27	9,645	9,636
[3]	Truist Financial Corp.	1.125%	8/3/27	10,025	9,786
[3]	Truist Financial Corp.	3.875%	3/19/29	16,250	18,502
[3]	Truist Financial Corp.	1.887%	6/7/29	10,000	10,052
[3]	Truist Financial Corp.	1.950%	6/5/30	4,800	4,806
[3,7]	UBS Group AG	3.126%	8/13/30	3,450	3,697
	Unum Group	4.000%	3/15/24	5,060	5,464
	Unum Group	3.875%	11/5/25	175	192
	Unum Group	4.000%	6/15/29	3,050	3,428
	Unum Group	5.750%	8/15/42	6,798	8,483
	Unum Group	4.500%	12/15/49	8,336	8,922
	Unum Group	4.125%	6/15/51	9,650	9,738
[3]	US Bancorp	2.950%	7/15/22	23,333	23,936
[3]	US Bancorp	3.700%	1/30/24	7,082	7,632
	US Bancorp	3.375%	2/5/24	33,928	36,307
	US Bancorp	2.400%	7/30/24	15,550	16,371
[3]	US Bancorp	3.600%	9/11/24	5,587	6,084
	US Bancorp	1.450%	5/12/25	2,362	2,415
[3]	US Bancorp	3.950%	11/17/25	3,744	4,209
[3]	US Bancorp	3.100%	4/27/26	9,457	10,297
[3]	US Bancorp	2.375%	7/22/26	19,585	20,708
[3]	US Bancorp	3.150%	4/27/27	12,725	13,937
[3]	US Bancorp	3.900%	4/26/28	6,642	7,645
[3]	US Bancorp	3.000%	7/30/29	11,340	12,270
[3]	US Bancorp	1.375%	7/22/30	11,903	11,435
	US Bank NA	1.950%	1/9/23	19,693	20,171
[3]	US Bank NA	2.850%	1/23/23	9,649	10,013
[3]	US Bank NA	3.400%	7/24/23	9,100	9,649
[3]	US Bank NA	2.050%	1/21/25	14,250	14,873
[3]	US Bank NA	2.800%	1/27/25	27,344	29,217
	Visa Inc.	2.150%	9/15/22	6,209	6,339
	Visa Inc.	2.800%	12/14/22	32,492	33,553
	Visa Inc.	3.150%	12/14/25	68,106	74,514
	Visa Inc.	1.900%	4/15/27	17,930	18,526
	Visa Inc.	0.750%	8/15/27	4,100	3,983
	Visa Inc.	2.750%	9/15/27	21,448	23,192
	Visa Inc.	2.050%	4/15/30	17,453	17,953
	Visa Inc.	1.100%	2/15/31	12,275	11,609
86

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	4.150%	12/14/35	17,891	21,993
	Visa Inc.	2.700%	4/15/40	12,888	13,331
	Visa Inc.	4.300%	12/14/45	46,665	60,005
	Visa Inc.	3.650%	9/15/47	9,459	11,142
	Visa Inc.	2.000%	8/15/50	21,975	19,423
	Voya Financial Inc.	3.125%	7/15/24	7,235	7,706
	Voya Financial Inc.	3.650%	6/15/26	4,077	4,518
	Voya Financial Inc.	5.700%	7/15/43	10,121	13,909
	Voya Financial Inc.	4.800%	6/15/46	2,641	3,343
[3]	Voya Financial Inc.	4.700%	1/23/48	4,157	4,376
	W R Berkley Corp.	4.750%	8/1/44	4,188	5,256
	W R Berkley Corp.	4.000%	5/12/50	6,030	6,904
	W R Berkley Corp.	3.550%	3/30/52	3,660	3,890
	Wachovia Corp.	6.605%	10/1/25	3,175	3,849
	Wachovia Corp.	5.500%	8/1/35	17,677	22,861
	Wachovia Corp.	6.550%	10/15/35	7,625	10,491
	Webster Financial Corp.	4.100%	3/25/29	125	138
[3]	Wells Fargo & Co.	2.625%	7/22/22	350	359
[3]	Wells Fargo & Co.	3.450%	2/13/23	29,003	30,398
	Wells Fargo & Co.	4.125%	8/15/23	17,497	18,806
	Wells Fargo & Co.	4.480%	1/16/24	13,586	14,872
[3]	Wells Fargo & Co.	1.654%	6/2/24	42,725	43,645
[3]	Wells Fargo & Co.	3.300%	9/9/24	9,616	10,364
[3]	Wells Fargo & Co.	3.000%	2/19/25	34,585	37,016
[3]	Wells Fargo & Co.	3.550%	9/29/25	30,363	33,386
[3]	Wells Fargo & Co.	2.406%	10/30/25	53,650	56,132
[3]	Wells Fargo & Co.	2.164%	2/11/26	27,010	28,024
	Wells Fargo & Co.	3.000%	4/22/26	64,531	69,403
[3]	Wells Fargo & Co.	2.188%	4/30/26	5,850	6,073
[3]	Wells Fargo & Co.	4.100%	6/3/26	47,692	53,561
	Wells Fargo & Co.	3.000%	10/23/26	40,976	44,182
[3]	Wells Fargo & Co.	3.196%	6/17/27	18,631	20,125
[3]	Wells Fargo & Co.	4.300%	7/22/27	19,309	22,003
[3]	Wells Fargo & Co.	3.584%	5/22/28	36,759	40,471
[3]	Wells Fargo & Co.	2.393%	6/2/28	35,300	36,603
[3]	Wells Fargo & Co.	4.150%	1/24/29	1,095	1,260
[3]	Wells Fargo & Co.	2.879%	10/30/30	93,218	98,737
[3]	Wells Fargo & Co.	2.572%	2/11/31	53,625	55,511
[3]	Wells Fargo & Co.	4.478%	4/4/31	47,810	56,531
	Wells Fargo & Co.	5.375%	2/7/35	1,075	1,440
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,567	3,481
[3]	Wells Fargo & Co.	3.068%	4/30/41	63,597	65,215
	Wells Fargo & Co.	5.375%	11/2/43	13,850	18,545
	Wells Fargo & Co.	5.606%	1/15/44	27,579	37,721
[3]	Wells Fargo & Co.	4.650%	11/4/44	29,902	36,847
	Wells Fargo & Co.	3.900%	5/1/45	25,683	30,087
[3]	Wells Fargo & Co.	4.900%	11/17/45	32,003	40,964
[3]	Wells Fargo & Co.	4.400%	6/14/46	23,673	28,588
[3]	Wells Fargo & Co.	4.750%	12/7/46	33,511	42,354
[3]	Wells Fargo & Co.	5.013%	4/4/51	73,340	100,470
[3]	Wells Fargo Bank NA	3.550%	8/14/23	16,451	17,505
	Wells Fargo Bank NA	5.950%	8/26/36	7,869	10,789
[3]	Wells Fargo Bank NA	5.850%	2/1/37	17,834	24,482
[3]	Wells Fargo Bank NA	6.600%	1/15/38	12,814	18,912
	Western Union Co.	4.250%	6/9/23	90	96
	Western Union Co.	2.850%	1/10/25	5,979	6,330
	Western Union Co.	1.350%	3/15/26	3,950	3,927
	Western Union Co.	2.750%	3/15/31	4,900	4,899
	Western Union Co.	6.200%	11/17/36	6,906	8,733
	Western Union Co.	6.200%	6/21/40	3,400	4,307
	Westpac Banking Corp.	2.000%	8/19/21	19,100	19,146
87

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.750%	1/11/23	11,487	11,912
	Westpac Banking Corp.	2.000%	1/13/23	8,865	9,092
	Westpac Banking Corp.	3.650%	5/15/23	8,611	9,137
	Westpac Banking Corp.	3.300%	2/26/24	16,290	17,463
	Westpac Banking Corp.	2.350%	2/19/25	22,200	23,335
	Westpac Banking Corp.	2.850%	5/13/26	28,340	30,578
	Westpac Banking Corp.	2.700%	8/19/26	21,560	23,123
	Westpac Banking Corp.	3.350%	3/8/27	18,417	20,369
	Westpac Banking Corp.	3.400%	1/25/28	4,392	4,916
	Westpac Banking Corp.	2.650%	1/16/30	2,640	2,829
[3]	Westpac Banking Corp.	2.894%	2/4/30	38,950	40,405
[3]	Westpac Banking Corp.	4.322%	11/23/31	32,769	36,434
	Westpac Banking Corp.	4.110%	7/24/34	6,255	6,865
	Westpac Banking Corp.	2.668%	11/15/35	15,840	15,596
	Westpac Banking Corp.	4.421%	7/24/39	7,558	8,931
	Westpac Banking Corp.	2.963%	11/16/40	16,825	16,519
	Willis North America Inc.	3.600%	5/15/24	7,330	7,883
	Willis North America Inc.	4.500%	9/15/28	5,563	6,438
	Willis North America Inc.	2.950%	9/15/29	11,251	11,833
	Willis North America Inc.	5.050%	9/15/48	7,763	10,176
	Willis North America Inc.	3.875%	9/15/49	18,257	20,653
	Wintrust Financial Corp.	4.850%	6/6/29	2,350	2,544
	XLIT Ltd.	4.450%	3/31/25	1,632	1,830
	XLIT Ltd.	5.250%	12/15/43	7,275	10,005
	XLIT Ltd.	5.500%	3/31/45	5,579	7,601
	Zions Bancorp NA	3.250%	10/29/29	6,610	6,928
					24,405,930
Health Care (3.28%)
	Abbott Laboratories	3.400%	11/30/23	20,348	21,688
	Abbott Laboratories	2.950%	3/15/25	8,927	9,591
	Abbott Laboratories	3.875%	9/15/25	8,382	9,354
	Abbott Laboratories	3.750%	11/30/26	17,750	20,078
	Abbott Laboratories	1.150%	1/30/28	10,350	10,145
	Abbott Laboratories	1.400%	6/30/30	5,000	4,836
	Abbott Laboratories	4.750%	11/30/36	35,151	45,270
	Abbott Laboratories	6.150%	11/30/37	7,382	10,876
	Abbott Laboratories	6.000%	4/1/39	3,050	4,468
	Abbott Laboratories	5.300%	5/27/40	5,964	8,274
	Abbott Laboratories	4.750%	4/15/43	8,974	11,883
	Abbott Laboratories	4.900%	11/30/46	44,353	60,529
	AbbVie Inc.	3.250%	10/1/22	31,067	31,935
	AbbVie Inc.	2.900%	11/6/22	41,400	42,774
	AbbVie Inc.	3.200%	11/6/22	46,692	48,212
	AbbVie Inc.	2.300%	11/21/22	27,573	28,303
	AbbVie Inc.	2.800%	3/15/23	9,290	9,597
	AbbVie Inc.	2.850%	5/14/23	15,938	16,593
	AbbVie Inc.	3.750%	11/14/23	14,045	15,071
	AbbVie Inc.	3.850%	6/15/24	16,519	17,911
	AbbVie Inc.	2.600%	11/21/24	46,372	48,915
	AbbVie Inc.	3.800%	3/15/25	44,949	49,158
	AbbVie Inc.	3.600%	5/14/25	54,709	59,724
	AbbVie Inc.	3.200%	5/14/26	35,107	38,052
	AbbVie Inc.	2.950%	11/21/26	47,400	50,957
	AbbVie Inc.	4.250%	11/14/28	20,704	24,009
	AbbVie Inc.	3.200%	11/21/29	75,240	81,662
	AbbVie Inc.	4.550%	3/15/35	23,394	28,353
	AbbVie Inc.	4.500%	5/14/35	35,523	42,910
	AbbVie Inc.	4.300%	5/14/36	16,506	19,581
	AbbVie Inc.	4.050%	11/21/39	61,350	71,218
	AbbVie Inc.	4.625%	10/1/42	9,439	11,668
	AbbVie Inc.	4.400%	11/6/42	22,353	27,168
88

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.850%	6/15/44	20,233	25,713
	AbbVie Inc.	4.750%	3/15/45	12,985	16,272
	AbbVie Inc.	4.700%	5/14/45	36,507	45,548
	AbbVie Inc.	4.450%	5/14/46	30,015	36,356
	AbbVie Inc.	4.875%	11/14/48	21,873	28,362
	AbbVie Inc.	4.250%	11/21/49	72,955	87,472
	Adventist Health System	2.952%	3/1/29	6,875	7,247
	Adventist Health System	3.630%	3/1/49	5,300	5,793
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,825	3,199
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,634	1,656
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	5,444	6,864
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	6,010	6,633
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	4,525	4,666
	Aetna Inc.	2.750%	11/15/22	10,683	10,972
	Aetna Inc.	2.800%	6/15/23	13,125	13,661
	Aetna Inc.	3.500%	11/15/24	11,869	12,840
	Aetna Inc.	6.625%	6/15/36	9,356	13,632
	Aetna Inc.	6.750%	12/15/37	5,276	7,793
	Aetna Inc.	4.500%	5/15/42	6,027	7,216
	Aetna Inc.	4.125%	11/15/42	4,023	4,610
	Aetna Inc.	4.750%	3/15/44	5,508	6,826
	Aetna Inc.	3.875%	8/15/47	18,017	20,239
	Agilent Technologies Inc.	3.875%	7/15/23	7,162	7,600
	Agilent Technologies Inc.	3.050%	9/22/26	5,775	6,235
	Agilent Technologies Inc.	2.750%	9/15/29	2,055	2,156
	Agilent Technologies Inc.	2.100%	6/4/30	8,775	8,687
	Agilent Technologies Inc.	2.300%	3/12/31	9,725	9,732
	AHS Hospital Corp.	5.024%	7/1/45	5,175	7,089
[3]	AHS Hospital Corp.	2.780%	7/1/51	6,750	6,642
[3]	Allina Health System	3.887%	4/15/49	4,725	5,465
	AmerisourceBergen Corp.	0.737%	3/15/23	4,525	4,534
	AmerisourceBergen Corp.	3.400%	5/15/24	6,887	7,361
	AmerisourceBergen Corp.	3.250%	3/1/25	8,205	8,811
	AmerisourceBergen Corp.	3.450%	12/15/27	10,975	11,976
	AmerisourceBergen Corp.	2.800%	5/15/30	7,625	7,953
	AmerisourceBergen Corp.	2.700%	3/15/31	14,209	14,591
	AmerisourceBergen Corp.	4.250%	3/1/45	5,269	6,099
	AmerisourceBergen Corp.	4.300%	12/15/47	10,915	12,733
	Amgen Inc.	2.250%	8/19/23	15,000	15,532
	Amgen Inc.	3.625%	5/22/24	22,290	23,999
	Amgen Inc.	1.900%	2/21/25	7,223	7,471
	Amgen Inc.	3.125%	5/1/25	12,191	13,113
	Amgen Inc.	2.600%	8/19/26	26,114	27,723
	Amgen Inc.	2.200%	2/21/27	11,420	11,859
	Amgen Inc.	3.200%	11/2/27	11,506	12,554
	Amgen Inc.	2.450%	2/21/30	14,340	14,783
	Amgen Inc.	2.300%	2/25/31	20,278	20,536
	Amgen Inc.	3.150%	2/21/40	38,030	39,551
	Amgen Inc.	4.950%	10/1/41	21,161	27,367
	Amgen Inc.	5.150%	11/15/41	5,513	7,242
	Amgen Inc.	4.400%	5/1/45	32,987	40,002
	Amgen Inc.	4.563%	6/15/48	14,618	18,379
	Amgen Inc.	3.375%	2/21/50	41,365	43,590
	Amgen Inc.	4.663%	6/15/51	35,220	45,486
	Amgen Inc.	2.770%	9/1/53	13,307	12,648
	Anthem Inc.	2.950%	12/1/22	10,996	11,369
	Anthem Inc.	3.300%	1/15/23	15,372	16,039
	Anthem Inc.	3.500%	8/15/24	11,565	12,452
	Anthem Inc.	3.350%	12/1/24	21,559	23,257
	Anthem Inc.	2.375%	1/15/25	11,037	11,556
	Anthem Inc.	3.650%	12/1/27	32,044	35,851
89

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	4.101%	3/1/28	34,884	39,919
	Anthem Inc.	2.875%	9/15/29	5,000	5,320
	Anthem Inc.	2.250%	5/15/30	23,220	23,422
	Anthem Inc.	2.550%	3/15/31	7,250	7,478
	Anthem Inc.	5.950%	12/15/34	1,671	2,325
	Anthem Inc.	5.850%	1/15/36	3,708	5,009
	Anthem Inc.	6.375%	6/15/37	4,650	6,580
	Anthem Inc.	4.625%	5/15/42	17,847	22,209
	Anthem Inc.	4.650%	1/15/43	12,636	15,771
	Anthem Inc.	5.100%	1/15/44	9,322	12,273
	Anthem Inc.	4.650%	8/15/44	12,172	15,244
	Anthem Inc.	4.375%	12/1/47	22,741	27,743
	Anthem Inc.	4.550%	3/1/48	6,998	8,771
	Anthem Inc.	3.700%	9/15/49	10,265	11,412
	Anthem Inc.	3.125%	5/15/50	7,200	7,365
	Anthem Inc.	3.600%	3/15/51	9,913	10,894
	Anthem Inc.	4.850%	8/15/54	4,325	5,504
[3]	Ascension Health	2.532%	11/15/29	16,624	17,533
[3]	Ascension Health	3.106%	11/15/39	11,000	11,758
	Ascension Health	3.945%	11/15/46	7,850	9,579
[3]	Ascension Health	4.847%	11/15/53	9,550	13,416
	Astrazeneca Finance LLC	0.700%	5/28/24	10,000	9,989
	Astrazeneca Finance LLC	1.200%	5/28/26	8,775	8,744
	Astrazeneca Finance LLC	1.750%	5/28/28	13,606	13,599
	Astrazeneca Finance LLC	2.250%	5/28/31	8,000	8,112
	AstraZeneca plc	0.300%	5/26/23	5,000	4,986
	AstraZeneca plc	3.500%	8/17/23	11,901	12,641
	AstraZeneca plc	3.375%	11/16/25	27,486	30,100
	AstraZeneca plc	0.700%	4/8/26	20,890	20,353
	AstraZeneca plc	3.125%	6/12/27	9,145	9,962
	AstraZeneca plc	4.000%	1/17/29	14,892	17,117
	AstraZeneca plc	1.375%	8/6/30	14,055	13,318
	AstraZeneca plc	6.450%	9/15/37	34,020	50,710
	AstraZeneca plc	4.000%	9/18/42	15,796	18,847
	AstraZeneca plc	4.375%	11/16/45	11,097	13,805
	AstraZeneca plc	4.375%	8/17/48	3,112	3,925
	AstraZeneca plc	2.125%	8/6/50	8,316	7,258
	AstraZeneca plc	3.000%	5/28/51	15,291	15,720
	Banner Health	2.338%	1/1/30	6,600	6,751
	Banner Health	1.897%	1/1/31	2,325	2,291
[3]	Banner Health	3.181%	1/1/50	4,000	4,241
	Banner Health	2.913%	1/1/51	4,525	4,581
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,200	7,775
	Baxalta Inc.	3.600%	6/23/22	1,627	1,668
	Baxalta Inc.	4.000%	6/23/25	13,325	14,729
	Baxalta Inc.	5.250%	6/23/45	5,084	6,797
	Baxter International Inc.	2.600%	8/15/26	5,866	6,241
	Baxter International Inc.	3.950%	4/1/30	5,937	6,834
	Baxter International Inc.	1.730%	4/1/31	11,100	10,805
	Baxter International Inc.	3.500%	8/15/46	5,675	6,332
[3]	BayCare Health System Inc.	3.831%	11/15/50	2,875	3,491
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	5,415	5,307
	Baylor Scott & White Holdings	4.185%	11/15/45	8,014	9,872
	Baylor Scott & White Holdings	3.967%	11/15/46	1,238	1,491
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	11,300	11,335
	Becton Dickinson & Co.	3.300%	3/1/23	4,700	4,883
	Becton Dickinson & Co.	3.363%	6/6/24	23,235	24,892
	Becton Dickinson & Co.	3.734%	12/15/24	19,494	21,233
	Becton Dickinson & Co.	3.700%	6/6/27	36,701	40,796
	Becton Dickinson & Co.	2.823%	5/20/30	1,500	1,571
	Becton Dickinson & Co.	1.957%	2/11/31	13,750	13,416
90

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,688
	Becton Dickinson & Co.	4.685%	12/15/44	8,786	10,956
	Becton Dickinson & Co.	4.669%	6/6/47	19,487	24,284
	Biogen Inc.	3.625%	9/15/22	15,079	15,658
	Biogen Inc.	4.050%	9/15/25	21,572	24,019
	Biogen Inc.	2.250%	5/1/30	29,700	29,779
	Biogen Inc.	3.150%	5/1/50	13,659	13,432
[3,7]	Biogen Inc.	3.250%	2/15/51	23,896	23,904
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,966	5,464
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,275	4,245
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	4,173
	Boston Scientific Corp.	3.450%	3/1/24	10,845	11,581
	Boston Scientific Corp.	3.850%	5/15/25	3,119	3,444
	Boston Scientific Corp.	1.900%	6/1/25	7,940	8,193
	Boston Scientific Corp.	3.750%	3/1/26	21,033	23,351
	Boston Scientific Corp.	4.000%	3/1/29	23,556	26,807
	Boston Scientific Corp.	2.650%	6/1/30	14,465	14,954
	Boston Scientific Corp.	7.000%	11/15/35	6,290	8,889
	Boston Scientific Corp.	4.550%	3/1/39	11,972	14,621
	Boston Scientific Corp.	7.375%	1/15/40	4,690	7,424
	Boston Scientific Corp.	4.700%	3/1/49	18,135	23,212
	Bristol-Myers Squibb Co.	2.000%	8/1/22	12,665	12,905
	Bristol-Myers Squibb Co.	3.250%	8/15/22	22,786	23,521
	Bristol-Myers Squibb Co.	3.550%	8/15/22	20,980	21,729
	Bristol-Myers Squibb Co.	2.750%	2/15/23	8,625	8,940
	Bristol-Myers Squibb Co.	3.250%	2/20/23	10,567	11,040
	Bristol-Myers Squibb Co.	3.250%	11/1/23	5,925	6,307
	Bristol-Myers Squibb Co.	0.537%	11/13/23	8,475	8,480
	Bristol-Myers Squibb Co.	3.625%	5/15/24	500	539
	Bristol-Myers Squibb Co.	2.900%	7/26/24	51,975	55,426
	Bristol-Myers Squibb Co.	3.875%	8/15/25	31,181	34,698
	Bristol-Myers Squibb Co.	0.750%	11/13/25	12,100	11,991
	Bristol-Myers Squibb Co.	3.200%	6/15/26	60,069	65,944
	Bristol-Myers Squibb Co.	3.250%	2/27/27	750	831
	Bristol-Myers Squibb Co.	1.125%	11/13/27	7,165	7,048
	Bristol-Myers Squibb Co.	3.450%	11/15/27	27,987	31,210
	Bristol-Myers Squibb Co.	3.900%	2/20/28	24,889	28,476
	Bristol-Myers Squibb Co.	3.400%	7/26/29	63,274	70,879
	Bristol-Myers Squibb Co.	1.450%	11/13/30	14,625	14,139
	Bristol-Myers Squibb Co.	4.125%	6/15/39	25,710	31,084
	Bristol-Myers Squibb Co.	2.350%	11/13/40	8,225	7,916
	Bristol-Myers Squibb Co.	3.250%	8/1/42	4,926	5,301
	Bristol-Myers Squibb Co.	4.500%	3/1/44	2,588	3,324
	Bristol-Myers Squibb Co.	4.625%	5/15/44	11,080	14,468
	Bristol-Myers Squibb Co.	5.000%	8/15/45	27,822	38,070
	Bristol-Myers Squibb Co.	4.350%	11/15/47	23,108	29,293
	Bristol-Myers Squibb Co.	4.550%	2/20/48	16,924	22,090
	Bristol-Myers Squibb Co.	4.250%	10/26/49	42,921	54,211
	Bristol-Myers Squibb Co.	2.550%	11/13/50	11,670	11,176
	Cardinal Health Inc.	2.616%	6/15/22	7,596	7,748
	Cardinal Health Inc.	3.200%	3/15/23	5,875	6,136
	Cardinal Health Inc.	3.079%	6/15/24	12,380	13,135
	Cardinal Health Inc.	3.500%	11/15/24	3,460	3,728
	Cardinal Health Inc.	3.750%	9/15/25	5,887	6,474
	Cardinal Health Inc.	3.410%	6/15/27	13,754	15,025
	Cardinal Health Inc.	4.600%	3/15/43	5,765	6,709
	Cardinal Health Inc.	4.500%	11/15/44	5,280	6,043
	Cardinal Health Inc.	4.900%	9/15/45	4,820	5,795
	Cardinal Health Inc.	4.368%	6/15/47	7,350	8,293
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	7,040
	Celgene Corp.	3.450%	11/15/27	275	303
91

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Children's Health System of Texas	2.511%	8/15/50	5,808	5,395
[3]	Children's Hospital	2.928%	7/15/50	5,150	5,073
[3]	Children's Hospital Corp.	4.115%	1/1/47	2,900	3,669
[3]	Children's Hospital Corp.	2.585%	2/1/50	3,550	3,372
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	5,093
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	6,175	6,108
[3]	CHRISTUS Health	4.341%	7/1/28	6,750	7,762
[3]	Cigna Corp.	3.050%	11/30/22	10,140	10,496
[3]	Cigna Corp.	3.000%	7/15/23	25,127	26,306
	Cigna Corp.	3.750%	7/15/23	4,957	5,278
[3]	Cigna Corp.	3.500%	6/15/24	9,043	9,702
[3]	Cigna Corp.	3.250%	4/15/25	9,664	10,416
	Cigna Corp.	4.125%	11/15/25	21,112	23,664
[3]	Cigna Corp.	4.500%	2/25/26	23,009	26,197
	Cigna Corp.	1.250%	3/15/26	7,580	7,603
[3]	Cigna Corp.	3.400%	3/1/27	28,458	31,227
[3]	Cigna Corp.	7.875%	5/15/27	985	1,306
[3]	Cigna Corp.	3.050%	10/15/27	8,410	9,082
	Cigna Corp.	4.375%	10/15/28	35,497	41,316
	Cigna Corp.	2.400%	3/15/30	44,120	45,048
	Cigna Corp.	2.375%	3/15/31	16,400	16,629
	Cigna Corp.	4.800%	8/15/38	30,446	37,921
	Cigna Corp.	3.200%	3/15/40	16,766	17,403
[3]	Cigna Corp.	6.125%	11/15/41	5,782	8,257
[3]	Cigna Corp.	5.375%	2/15/42	633	799
[3]	Cigna Corp.	4.800%	7/15/46	21,386	27,072
[3]	Cigna Corp.	3.875%	10/15/47	11,139	12,455
	Cigna Corp.	4.900%	12/15/48	26,995	34,891
	Cigna Corp.	3.400%	3/15/50	21,789	22,665
	Cigna Corp.	3.400%	3/15/51	13,600	14,225
[3]	City of Hope	5.623%	11/15/43	2,040	2,876
[3]	City of Hope	4.378%	8/15/48	9,600	11,957
	CommonSpirit Health	2.950%	11/1/22	6,587	6,799
	CommonSpirit Health	2.760%	10/1/24	7,880	8,295
	CommonSpirit Health	1.547%	10/1/25	5,730	5,780
	CommonSpirit Health	3.347%	10/1/29	13,035	14,126
	CommonSpirit Health	2.782%	10/1/30	5,105	5,312
[3]	CommonSpirit Health	4.350%	11/1/42	15,780	18,442
	CommonSpirit Health	3.817%	10/1/49	5,150	5,749
	CommonSpirit Health	4.187%	10/1/49	17,580	20,190
	CommonSpirit Health	3.910%	10/1/50	7,084	7,824
[3]	Community Health Network Inc.	3.099%	5/1/50	11,500	11,445
[3]	Cottage Health Obligated Group	3.304%	11/1/49	6,175	6,693
	CVS Health Corp.	3.500%	7/20/22	8,575	8,815
	CVS Health Corp.	2.750%	12/1/22	20,750	21,327
	CVS Health Corp.	4.750%	12/1/22	7,245	7,601
	CVS Health Corp.	3.700%	3/9/23	45,585	47,991
	CVS Health Corp.	3.375%	8/12/24	18,301	19,675
	CVS Health Corp.	2.625%	8/15/24	2,512	2,652
	CVS Health Corp.	3.875%	7/20/25	43,151	47,645
	CVS Health Corp.	2.875%	6/1/26	55,922	60,075
	CVS Health Corp.	3.000%	8/15/26	8,596	9,270
	CVS Health Corp.	3.625%	4/1/27	4,197	4,644
	CVS Health Corp.	6.250%	6/1/27	2,550	3,175
	CVS Health Corp.	1.300%	8/21/27	26,375	25,892
	CVS Health Corp.	4.300%	3/25/28	107,075	123,008
	CVS Health Corp.	3.250%	8/15/29	32,831	35,703
	CVS Health Corp.	3.750%	4/1/30	23,501	26,346
	CVS Health Corp.	1.750%	8/21/30	19,900	19,152
	CVS Health Corp.	1.875%	2/28/31	14,400	13,978
	CVS Health Corp.	4.875%	7/20/35	10,025	12,223
92

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	4.780%	3/25/38	77,983	95,922
	CVS Health Corp.	6.125%	9/15/39	4,857	6,776
	CVS Health Corp.	4.125%	4/1/40	20,051	23,244
	CVS Health Corp.	2.700%	8/21/40	16,583	16,080
	CVS Health Corp.	5.300%	12/5/43	16,485	21,799
	CVS Health Corp.	5.125%	7/20/45	37,210	48,296
	CVS Health Corp.	5.050%	3/25/48	106,370	138,330
	CVS Health Corp.	4.250%	4/1/50	3,929	4,670
	Danaher Corp.	3.350%	9/15/25	6,569	7,187
	Danaher Corp.	4.375%	9/15/45	6,333	7,917
	Danaher Corp.	2.600%	10/1/50	5,800	5,539
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	5,417
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	9,603	10,277
	DH Europe Finance II Sarl	2.050%	11/15/22	11,434	11,698
	DH Europe Finance II Sarl	2.200%	11/15/24	8,100	8,458
	DH Europe Finance II Sarl	2.600%	11/15/29	11,785	12,340
	DH Europe Finance II Sarl	3.250%	11/15/39	10,950	11,745
	DH Europe Finance II Sarl	3.400%	11/15/49	5,595	6,154
	Dignity Health	3.125%	11/1/22	2,000	2,068
	Dignity Health	3.812%	11/1/24	4,675	5,111
	Dignity Health	4.500%	11/1/42	6,925	8,327
	Dignity Health	5.267%	11/1/64	2,200	3,040
[3]	Duke University Health System Inc.	3.920%	6/1/47	6,855	8,226
	Edwards Lifesciences Corp.	4.300%	6/15/28	6,045	7,010
	Eli Lilly & Co.	2.750%	6/1/25	6,701	7,163
	Eli Lilly & Co.	3.375%	3/15/29	14,355	16,110
	Eli Lilly & Co.	3.950%	5/15/47	1,000	1,201
	Eli Lilly & Co.	3.950%	3/15/49	20,340	24,690
	Eli Lilly & Co.	2.250%	5/15/50	26,255	23,790
	Eli Lilly & Co.	4.150%	3/15/59	22,025	27,933
	Eli Lilly & Co.	2.500%	9/15/60	13,800	12,631
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,350	2,685
	Gilead Sciences Inc.	3.250%	9/1/22	9,544	9,817
	Gilead Sciences Inc.	2.500%	9/1/23	15,917	16,557
	Gilead Sciences Inc.	0.750%	9/29/23	8,000	8,006
	Gilead Sciences Inc.	3.700%	4/1/24	33,843	36,368
	Gilead Sciences Inc.	3.500%	2/1/25	27,238	29,514
	Gilead Sciences Inc.	3.650%	3/1/26	26,566	29,300
	Gilead Sciences Inc.	2.950%	3/1/27	18,798	20,231
	Gilead Sciences Inc.	1.200%	10/1/27	5,750	5,604
	Gilead Sciences Inc.	1.650%	10/1/30	6,387	6,176
	Gilead Sciences Inc.	4.600%	9/1/35	14,729	18,017
	Gilead Sciences Inc.	4.000%	9/1/36	10,112	11,715
	Gilead Sciences Inc.	2.600%	10/1/40	5,080	4,893
	Gilead Sciences Inc.	5.650%	12/1/41	11,937	16,428
	Gilead Sciences Inc.	4.800%	4/1/44	25,479	32,259
	Gilead Sciences Inc.	4.500%	2/1/45	27,394	33,453
	Gilead Sciences Inc.	4.750%	3/1/46	35,286	44,743
	Gilead Sciences Inc.	4.150%	3/1/47	22,447	26,414
	Gilead Sciences Inc.	2.800%	10/1/50	6,750	6,484
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	10,895	11,346
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	15,650	16,523
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	20,085	22,159
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	29,025	33,259
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	6,104	8,229
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	27,448	41,096
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,630	5,762
	GlaxoSmithKline Capital plc	0.534%	10/1/23	12,611	12,631
	GlaxoSmithKline Capital plc	3.000%	6/1/24	14,263	15,211
	GlaxoSmithKline Capital plc	3.375%	6/1/29	10,450	11,616
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	5,103	4,992
93

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,275	7,716
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,400	6,326
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	3,996
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	4,953	5,203
	HCA Inc.	4.750%	5/1/23	15,315	16,416
	HCA Inc.	5.000%	3/15/24	28,226	31,197
	HCA Inc.	5.250%	4/15/25	26,367	30,195
	HCA Inc.	5.250%	6/15/26	32,332	37,401
	HCA Inc.	4.500%	2/15/27	7,787	8,804
	HCA Inc.	4.125%	6/15/29	23,919	26,973
	HCA Inc.	2.375%	7/15/31	10,000	9,897
	HCA Inc.	5.125%	6/15/39	15,590	19,467
	HCA Inc.	5.500%	6/15/47	24,560	31,983
	HCA Inc.	5.250%	6/15/49	12,380	15,802
	HCA Inc.	3.500%	7/15/51	20,000	20,005
	Humana Inc.	3.150%	12/1/22	9,854	10,160
	Humana Inc.	2.900%	12/15/22	7,770	8,025
	Humana Inc.	3.850%	10/1/24	10,627	11,538
	Humana Inc.	4.500%	4/1/25	2,776	3,109
	Humana Inc.	3.950%	3/15/27	8,035	9,007
	Humana Inc.	3.125%	8/15/29	8,050	8,668
	Humana Inc.	4.875%	4/1/30	5,243	6,327
	Humana Inc.	4.625%	12/1/42	13,817	16,982
	Humana Inc.	4.950%	10/1/44	6,393	8,259
	Humana Inc.	4.800%	3/15/47	4,200	5,314
	Humana Inc.	3.950%	8/15/49	1,200	1,377
	IHC Health Services Inc.	4.131%	5/15/48	5,185	6,452
	Illumina Inc.	0.550%	3/23/23	1,867	1,870
	Illumina Inc.	2.550%	3/23/31	5,175	5,251
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,775	8,142
[3,5]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	4,020
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	8,726
[3]	Iowa Health System	3.665%	2/15/50	7,625	8,486
	Johns Hopkins Health System Corp.	3.837%	5/15/46	8,025	9,500
	Johnson & Johnson	2.050%	3/1/23	7,010	7,196
	Johnson & Johnson	3.375%	12/5/23	9,550	10,257
	Johnson & Johnson	2.625%	1/15/25	12,649	13,467
	Johnson & Johnson	0.550%	9/1/25	15,720	15,563
	Johnson & Johnson	2.450%	3/1/26	26,500	28,223
	Johnson & Johnson	2.950%	3/3/27	13,425	14,676
	Johnson & Johnson	0.950%	9/1/27	7,100	6,973
	Johnson & Johnson	2.900%	1/15/28	24,657	26,972
	Johnson & Johnson	6.950%	9/1/29	3,395	4,762
	Johnson & Johnson	1.300%	9/1/30	18,310	17,763
	Johnson & Johnson	4.950%	5/15/33	8,058	10,631
	Johnson & Johnson	4.375%	12/5/33	18,289	22,895
	Johnson & Johnson	3.550%	3/1/36	13,755	15,992
	Johnson & Johnson	3.625%	3/3/37	18,745	21,853
	Johnson & Johnson	5.950%	8/15/37	12,658	18,526
	Johnson & Johnson	3.400%	1/15/38	12,972	14,704
	Johnson & Johnson	5.850%	7/15/38	5,959	8,697
	Johnson & Johnson	2.100%	9/1/40	21,832	20,723
	Johnson & Johnson	4.500%	9/1/40	5,847	7,565
	Johnson & Johnson	4.850%	5/15/41	1,490	1,990
	Johnson & Johnson	4.500%	12/5/43	14,828	19,292
	Johnson & Johnson	3.700%	3/1/46	19,830	23,549
	Johnson & Johnson	3.750%	3/3/47	22,736	27,331
	Johnson & Johnson	3.500%	1/15/48	7,227	8,386
	Johnson & Johnson	2.450%	9/1/60	7,335	6,916
	Kaiser Foundation Hospitals	3.150%	5/1/27	8,120	8,893
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	10,375	10,600
94

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	4.875%	4/1/42	9,365	12,603
	Kaiser Foundation Hospitals	4.150%	5/1/47	15,980	19,904
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	16,785	18,233
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	6,375	6,576
	Koninklijke Philips NV	6.875%	3/11/38	5,505	8,385
	Koninklijke Philips NV	5.000%	3/15/42	11,299	15,026
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,850	3,044
	Laboratory Corp. of America Holdings	3.250%	9/1/24	9,615	10,293
	Laboratory Corp. of America Holdings	2.300%	12/1/24	7,010	7,341
	Laboratory Corp. of America Holdings	3.600%	2/1/25	7,875	8,520
	Laboratory Corp. of America Holdings	1.550%	6/1/26	3,000	3,000
	Laboratory Corp. of America Holdings	3.600%	9/1/27	7,325	8,107
	Laboratory Corp. of America Holdings	2.950%	12/1/29	8,800	9,268
	Laboratory Corp. of America Holdings	2.700%	6/1/31	6,125	6,232
	Laboratory Corp. of America Holdings	4.700%	2/1/45	13,156	15,804
[3]	Mass General Brigham Inc.	3.765%	7/1/48	875	1,018
[3]	Mass General Brigham Inc.	3.192%	7/1/49	8,400	8,865
[3]	Mass General Brigham Inc.	4.117%	7/1/55	3,125	3,859
[3]	Mass General Brigham Inc.	3.342%	7/1/60	12,965	14,259
[3]	Mayo Clinic	3.774%	11/15/43	6,741	7,909
[3]	Mayo Clinic	4.000%	11/15/47	3,425	4,249
[3]	Mayo Clinic	4.128%	11/15/52	2,575	3,240
[3]	Mayo Clinic	3.196%	11/15/61	6,250	6,729
	McKesson Corp.	2.700%	12/15/22	5,975	6,134
	McKesson Corp.	2.850%	3/15/23	350	361
	McKesson Corp.	3.796%	3/15/24	13,080	14,073
	McKesson Corp.	0.900%	12/3/25	5,575	5,496
	McKesson Corp.	3.950%	2/16/28	9,415	10,684
	McKesson Corp.	4.750%	5/30/29	6,164	7,328
	McKesson Corp.	4.883%	3/15/44	1,500	1,875
[3]	MedStar Health Inc.	3.626%	8/15/49	4,000	4,440
	Medtronic Inc.	3.500%	3/15/25	14,668	16,100
	Medtronic Inc.	4.375%	3/15/35	38,421	47,818
	Medtronic Inc.	4.625%	3/15/45	22,655	29,718
	Memorial Health Services	3.447%	11/1/49	7,300	7,888
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,685	2,293
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,750	2,812
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,430	15,706
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,660	2,118
	Merck & Co. Inc.	2.400%	9/15/22	14,702	15,005
	Merck & Co. Inc.	2.800%	5/18/23	30,049	31,432
	Merck & Co. Inc.	2.900%	3/7/24	6,838	7,264
	Merck & Co. Inc.	2.750%	2/10/25	31,473	33,534
	Merck & Co. Inc.	0.750%	2/24/26	12,940	12,841
	Merck & Co. Inc.	3.400%	3/7/29	23,925	26,814
	Merck & Co. Inc.	1.450%	6/24/30	10,605	10,332
	Merck & Co. Inc.	6.500%	12/1/33	10,222	15,064
	Merck & Co. Inc.	3.900%	3/7/39	7,562	8,951
	Merck & Co. Inc.	2.350%	6/24/40	18,642	18,050
	Merck & Co. Inc.	3.600%	9/15/42	11,314	12,985
	Merck & Co. Inc.	4.150%	5/18/43	15,072	18,602
	Merck & Co. Inc.	3.700%	2/10/45	28,731	33,223
	Merck & Co. Inc.	4.000%	3/7/49	21,095	25,797
	Merck & Co. Inc.	2.450%	6/24/50	16,490	15,544
[3]	Mercy Health	4.302%	7/1/28	2,965	3,485
[3]	Methodist Hospital	2.705%	12/1/50	6,975	6,760
[3]	MidMichigan Health	3.409%	6/1/50	4,175	4,484
[3]	Montefiore Obligated Group	5.246%	11/1/48	9,600	11,598
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	3,625	4,050
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	6,737	7,411
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	8,100	8,367
95

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MultiCare Health System	2.803%	8/15/50	3,395	3,350
	Mylan Inc.	4.200%	11/29/23	14,270	15,308
	Mylan Inc.	4.550%	4/15/28	8,163	9,368
	Mylan Inc.	5.400%	11/29/43	7,129	8,863
	Mylan Inc.	5.200%	4/15/48	10,122	12,429
	New York & Presbyterian Hospital	2.256%	8/1/40	4,600	4,328
	New York & Presbyterian Hospital	4.024%	8/1/45	8,376	10,333
	New York & Presbyterian Hospital	4.063%	8/1/56	4,825	6,024
	New York & Presbyterian Hospital	2.606%	8/1/60	4,632	4,308
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	7,107	8,383
	Northwell Healthcare Inc.	3.979%	11/1/46	9,775	11,091
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	13,601
	Northwell Healthcare Inc.	3.809%	11/1/49	5,625	6,256
	Novant Health Inc.	2.637%	11/1/36	7,000	7,134
	Novant Health Inc.	3.168%	11/1/51	11,000	11,552
	Novant Health Inc.	3.318%	11/1/61	8,500	9,015
	Novartis Capital Corp.	2.400%	9/21/22	9,732	9,982
	Novartis Capital Corp.	3.400%	5/6/24	18,978	20,471
	Novartis Capital Corp.	1.750%	2/14/25	12,133	12,523
	Novartis Capital Corp.	3.000%	11/20/25	22,327	24,222
	Novartis Capital Corp.	2.000%	2/14/27	18,866	19,618
	Novartis Capital Corp.	3.100%	5/17/27	17,154	18,767
	Novartis Capital Corp.	2.200%	8/14/30	20,120	20,807
	Novartis Capital Corp.	3.700%	9/21/42	8,734	10,186
	Novartis Capital Corp.	4.400%	5/6/44	23,207	29,740
	Novartis Capital Corp.	4.000%	11/20/45	19,113	23,339
	Novartis Capital Corp.	2.750%	8/14/50	11,430	11,527
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,580	4,266
[3]	NYU Langone Hospitals	5.750%	7/1/43	4,840	6,844
	NYU Langone Hospitals	4.784%	7/1/44	4,116	5,281
[3]	NYU Langone Hospitals	4.368%	7/1/47	5,790	6,891
[3]	NYU Langone Hospitals	3.380%	7/1/55	8,350	8,813
[3]	OhioHealth Corp.	3.042%	11/15/50	5,050	5,259
	Orlando Health Obligated Group	4.089%	10/1/48	3,755	4,547
	Orlando Health Obligated Group	3.327%	10/1/50	3,500	3,739
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	2,600	2,623
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	4,575	6,109
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	6,975	7,243
	PerkinElmer Inc.	3.300%	9/15/29	13,495	14,602
	PerkinElmer Inc.	2.550%	3/15/31	6,000	6,158
	PerkinElmer Inc.	3.625%	3/15/51	4,500	4,881
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,310	11,085
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	10,186	11,217
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	8,291	8,471
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,912	4,119
	Pfizer Inc.	3.000%	6/15/23	7,788	8,188
	Pfizer Inc.	3.200%	9/15/23	7,350	7,781
	Pfizer Inc.	2.950%	3/15/24	8,475	9,016
	Pfizer Inc.	3.400%	5/15/24	7,225	7,822
	Pfizer Inc.	0.800%	5/28/25	6,875	6,894
	Pfizer Inc.	2.750%	6/3/26	31,543	34,129
	Pfizer Inc.	3.000%	12/15/26	14,048	15,424
	Pfizer Inc.	3.600%	9/15/28	15,237	17,257
	Pfizer Inc.	3.450%	3/15/29	26,035	29,289
	Pfizer Inc.	2.625%	4/1/30	16,611	17,714
	Pfizer Inc.	1.700%	5/28/30	14,650	14,572
	Pfizer Inc.	4.000%	12/15/36	15,955	19,278
	Pfizer Inc.	4.100%	9/15/38	12,050	14,653
	Pfizer Inc.	3.900%	3/15/39	7,954	9,480
	Pfizer Inc.	7.200%	3/15/39	17,389	28,481
96

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	2.550%	5/28/40	12,075	12,111
	Pfizer Inc.	5.600%	9/15/40	1,765	2,544
	Pfizer Inc.	4.300%	6/15/43	9,496	11,936
	Pfizer Inc.	4.400%	5/15/44	18,054	23,155
	Pfizer Inc.	4.125%	12/15/46	16,279	20,202
	Pfizer Inc.	4.200%	9/15/48	17,625	22,203
	Pfizer Inc.	4.000%	3/15/49	8,533	10,482
	Pfizer Inc.	2.700%	5/28/50	14,740	14,696
	Pharmacia LLC	6.600%	12/1/28	8,720	11,727
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,443	2,607
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	9,026	9,461
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	5,243	5,989
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,850	5,629
	Quest Diagnostics Inc.	4.250%	4/1/24	3,565	3,871
	Quest Diagnostics Inc.	3.500%	3/30/25	5,920	6,424
	Quest Diagnostics Inc.	3.450%	6/1/26	7,684	8,436
	Quest Diagnostics Inc.	4.200%	6/30/29	5,250	6,056
	Quest Diagnostics Inc.	2.950%	6/30/30	14,990	15,885
	Quest Diagnostics Inc.	2.800%	6/30/31	10,798	11,282
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,708
	Quest Diagnostics Inc.	4.700%	3/30/45	2,898	3,547
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	4,217
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,327	15,488
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	12,083	11,015
[3,7]	Royalty Pharma plc	0.750%	9/2/23	12,850	12,888
[3,7]	Royalty Pharma plc	1.200%	9/2/25	16,950	16,806
[3,7]	Royalty Pharma plc	1.750%	9/2/27	14,100	13,898
[3,7]	Royalty Pharma plc	2.200%	9/2/30	15,085	14,797
[3,7]	Royalty Pharma plc	3.300%	9/2/40	13,100	13,170
[3,7]	Royalty Pharma plc	3.550%	9/2/50	10,700	10,683
[3]	Rush Obligated Group	3.922%	11/15/29	4,325	4,940
	RWJ Barnabas Health Inc.	3.949%	7/1/46	6,376	7,483
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,810	2,014
	Sanofi	3.375%	6/19/23	15,300	16,165
	Sanofi	3.625%	6/19/28	17,345	19,799
[3]	Seattle Children's Hospital	2.719%	10/1/50	8,000	7,848
[3]	Sharp HealthCare	2.680%	8/1/50	3,805	3,677
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	48,261	50,506
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	40,562	44,028
	Smith & Nephew plc	2.032%	10/14/30	13,366	13,096
[3]	Spectrum Health System Obligated Group	3.487%	7/15/49	3,912	4,331
[3]	SSM Health Care Corp.	3.688%	6/1/23	8,575	9,013
[3]	SSM Health Care Corp.	3.823%	6/1/27	5,200	5,810
[3]	Stanford Health Care	3.310%	8/15/30	371	411
[3]	Stanford Health Care	3.795%	11/15/48	7,341	8,647
	Stanford Health Care	3.027%	8/15/51	4,630	4,792
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	4,413	4,499
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	11,310	12,012
	Stryker Corp.	3.375%	5/15/24	13,095	14,046
	Stryker Corp.	1.150%	6/15/25	6,050	6,084
	Stryker Corp.	3.375%	11/1/25	12,875	14,063
	Stryker Corp.	3.500%	3/15/26	11,315	12,465
	Stryker Corp.	3.650%	3/7/28	7,345	8,244
	Stryker Corp.	1.950%	6/15/30	12,750	12,611
	Stryker Corp.	4.100%	4/1/43	5,070	5,943
	Stryker Corp.	4.375%	5/15/44	7,695	9,467
	Stryker Corp.	4.625%	3/15/46	5,760	7,376
	Stryker Corp.	2.900%	6/15/50	8,375	8,413
[3]	Sutter Health	1.321%	8/15/25	3,725	3,759
[3]	Sutter Health	3.695%	8/15/28	4,450	4,979
[3]	Sutter Health	2.294%	8/15/30	9,050	9,135
97

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sutter Health	3.161%	8/15/40	5,250	5,499
[3]	Sutter Health	4.091%	8/15/48	4,950	5,900
[3]	Sutter Health	3.361%	8/15/50	8,300	8,818
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	21,274	23,094
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	27,304	32,886
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	24,865	24,650
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,653	18,850
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	33,120	33,419
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,900	14,255
	Texas Health Resources	2.328%	11/15/50	4,280	3,883
[3]	Texas Health Resources	4.330%	11/15/55	2,843	3,708
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	17,211	19,081
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	10,025	11,050
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	16,697	18,027
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	9,647	10,533
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	9,276	9,742
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	6,015	7,163
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	7,293	10,137
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	7,800	9,495
[3]	Toledo Hospital	5.325%	11/15/28	5,025	5,862
	Toledo Hospital	5.750%	11/15/38	6,204	7,487
	Toledo Hospital	6.015%	11/15/48	4,800	5,928
[3]	Trinity Health Corp.	2.632%	12/1/40	2,900	2,858
	Trinity Health Corp.	4.125%	12/1/45	7,065	8,709
[3]	Trinity Health Corp.	3.434%	12/1/48	2,210	2,402
	UnitedHealth Group Inc.	2.875%	12/15/21	13,027	13,187
	UnitedHealth Group Inc.	3.350%	7/15/22	20,704	21,362
	UnitedHealth Group Inc.	2.375%	10/15/22	9,200	9,444
	UnitedHealth Group Inc.	2.750%	2/15/23	17,213	17,781
	UnitedHealth Group Inc.	2.875%	3/15/23	5,156	5,378
	UnitedHealth Group Inc.	3.500%	6/15/23	5,275	5,596
	UnitedHealth Group Inc.	3.500%	2/15/24	8,230	8,864
	UnitedHealth Group Inc.	2.375%	8/15/24	5,350	5,629
	UnitedHealth Group Inc.	3.750%	7/15/25	14,206	15,760
	UnitedHealth Group Inc.	3.700%	12/15/25	6,991	7,784
	UnitedHealth Group Inc.	1.250%	1/15/26	8,125	8,195
	UnitedHealth Group Inc.	3.100%	3/15/26	9,495	10,353
	UnitedHealth Group Inc.	1.150%	5/15/26	2,100	2,101
	UnitedHealth Group Inc.	3.450%	1/15/27	8,482	9,414
	UnitedHealth Group Inc.	3.375%	4/15/27	39,962	44,371
	UnitedHealth Group Inc.	2.950%	10/15/27	8,888	9,675
	UnitedHealth Group Inc.	3.850%	6/15/28	5,102	5,862
	UnitedHealth Group Inc.	3.875%	12/15/28	10,226	11,776
	UnitedHealth Group Inc.	2.875%	8/15/29	16,728	18,043
	UnitedHealth Group Inc.	2.000%	5/15/30	15,035	15,160
	UnitedHealth Group Inc.	2.300%	5/15/31	25,637	26,256
	UnitedHealth Group Inc.	4.625%	7/15/35	13,032	16,501
	UnitedHealth Group Inc.	5.800%	3/15/36	6,423	9,063
	UnitedHealth Group Inc.	6.500%	6/15/37	4,730	7,098
	UnitedHealth Group Inc.	6.625%	11/15/37	11,690	17,794
	UnitedHealth Group Inc.	6.875%	2/15/38	23,296	36,144
	UnitedHealth Group Inc.	3.500%	8/15/39	22,290	24,883
	UnitedHealth Group Inc.	2.750%	5/15/40	14,185	14,355
	UnitedHealth Group Inc.	5.700%	10/15/40	2,746	3,881
	UnitedHealth Group Inc.	5.950%	2/15/41	5,800	8,423
	UnitedHealth Group Inc.	3.050%	5/15/41	14,900	15,612
	UnitedHealth Group Inc.	4.625%	11/15/41	12,034	15,326
	UnitedHealth Group Inc.	4.375%	3/15/42	1,382	1,705
	UnitedHealth Group Inc.	3.950%	10/15/42	18,247	21,649
	UnitedHealth Group Inc.	4.250%	3/15/43	7,716	9,459
	UnitedHealth Group Inc.	4.750%	7/15/45	18,960	24,856
98

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.200%	1/15/47	13,550	16,561
	UnitedHealth Group Inc.	4.250%	4/15/47	11,230	13,810
	UnitedHealth Group Inc.	3.750%	10/15/47	9,851	11,355
	UnitedHealth Group Inc.	4.250%	6/15/48	21,135	26,160
	UnitedHealth Group Inc.	4.450%	12/15/48	3,906	4,999
	UnitedHealth Group Inc.	3.700%	8/15/49	16,649	19,100
	UnitedHealth Group Inc.	2.900%	5/15/50	14,110	14,229
	UnitedHealth Group Inc.	3.250%	5/15/51	27,850	29,774
	UnitedHealth Group Inc.	3.875%	8/15/59	14,280	16,914
	UnitedHealth Group Inc.	3.125%	5/15/60	13,099	13,501
[3,7]	Universal Health Services Inc.	2.650%	10/15/30	11,000	11,054
[3]	UPMC	3.600%	4/3/25	6,550	7,118
	Utah Acquisition Sub Inc.	3.950%	6/15/26	33,594	37,009
	Utah Acquisition Sub Inc.	5.250%	6/15/46	18,289	22,396
[3,7]	Viatris Inc.	1.650%	6/22/25	9,250	9,372
[3,7]	Viatris Inc.	2.300%	6/22/27	5,125	5,228
[3,7]	Viatris Inc.	2.700%	6/22/30	32,700	33,044
[3,7]	Viatris Inc.	3.850%	6/22/40	16,419	17,525
[3,7]	Viatris Inc.	4.000%	6/22/50	35,627	37,753
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,900	1,904
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	4,021	5,163
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	8,000	7,893
	Wyeth LLC	7.250%	3/1/23	2,400	2,667
	Wyeth LLC	6.450%	2/1/24	11,860	13,667
	Wyeth LLC	6.500%	2/1/34	11,399	16,603
	Wyeth LLC	6.000%	2/15/36	5,565	7,958
	Wyeth LLC	5.950%	4/1/37	25,584	36,710
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,200	4,800
	Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,899
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	6,875	7,227
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,720	23,569
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,550	1,670
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	7,400	8,103
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	2,203
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	8,945	10,589
	Zoetis Inc.	3.250%	2/1/23	15,045	15,625
	Zoetis Inc.	4.500%	11/13/25	4,325	4,907
	Zoetis Inc.	3.000%	9/12/27	15,679	16,930
	Zoetis Inc.	3.900%	8/20/28	7,700	8,768
	Zoetis Inc.	2.000%	5/15/30	13,452	13,363
	Zoetis Inc.	4.700%	2/1/43	14,228	18,317
	Zoetis Inc.	3.950%	9/12/47	8,372	9,910
	Zoetis Inc.	4.450%	8/20/48	8,986	11,449
	Zoetis Inc.	3.000%	5/15/50	5,850	6,046
					10,258,797
Industrials (2.20%)
	3M Co.	1.750%	2/14/23	8,793	8,990
[3]	3M Co.	2.250%	3/15/23	6,755	6,966
[3]	3M Co.	3.250%	2/14/24	4,850	5,183
	3M Co.	2.000%	2/14/25	10,199	10,625
	3M Co.	2.650%	4/15/25	6,225	6,630
[3]	3M Co.	3.000%	8/7/25	8,600	9,318
[3]	3M Co.	2.250%	9/19/26	14,702	15,555
	3M Co.	2.875%	10/15/27	13,714	14,899
[3]	3M Co.	3.625%	9/14/28	1,215	1,383
[3]	3M Co.	3.375%	3/1/29	15,150	16,973
	3M Co.	2.375%	8/26/29	15,425	16,167
	3M Co.	3.050%	4/15/30	5,000	5,504
[3]	3M Co.	3.875%	6/15/44	1,401	1,655
[3]	3M Co.	3.125%	9/19/46	12,930	13,702
[3]	3M Co.	3.625%	10/15/47	10,157	11,757
99

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	3M Co.	4.000%	9/14/48	15,270	18,678
	3M Co.	3.250%	8/26/49	5,900	6,447
	3M Co.	3.700%	4/15/50	13,734	16,155
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,540	5,493
	Allegion plc	3.500%	10/1/29	5,135	5,580
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,600	1,702
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,169	5,608
[3]	American Airlines Pass-Through Trust Class A Series 2016-3	3.250%	10/15/28	1,834	1,775
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	817	841
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,809	2,884
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	8,185	8,293
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,780	4,815
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	2,053	2,109
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,072	3,122
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	8,457	8,662
	Amphenol Corp.	3.200%	4/1/24	4,250	4,506
	Amphenol Corp.	2.050%	3/1/25	2,800	2,904
	Amphenol Corp.	4.350%	6/1/29	5,000	5,865
	Amphenol Corp.	2.800%	2/15/30	15,695	16,611
[3]	BNSF Funding Trust I	6.613%	12/15/55	600	687
	Boeing Co.	1.167%	2/4/23	15,900	15,959
	Boeing Co.	2.800%	3/1/23	8,941	9,243
	Boeing Co.	4.508%	5/1/23	39,315	41,904
	Boeing Co.	1.875%	6/15/23	13,224	13,482
	Boeing Co.	1.433%	2/4/24	30,750	30,829
	Boeing Co.	2.800%	3/1/24	4,575	4,774
	Boeing Co.	2.850%	10/30/24	7,908	8,306
	Boeing Co.	2.500%	3/1/25	2,831	2,932
	Boeing Co.	4.875%	5/1/25	49,188	55,130
	Boeing Co.	7.250%	6/15/25	675	817
	Boeing Co.	2.600%	10/30/25	4,565	4,751
	Boeing Co.	2.750%	2/1/26	8,106	8,461
	Boeing Co.	2.196%	2/4/26	73,185	73,877
	Boeing Co.	3.100%	5/1/26	10,050	10,640
	Boeing Co.	2.250%	6/15/26	6,626	6,765
	Boeing Co.	2.700%	2/1/27	13,337	13,782
	Boeing Co.	2.800%	3/1/27	6,656	6,911
	Boeing Co.	5.040%	5/1/27	25,942	29,949
	Boeing Co.	3.250%	2/1/28	8,680	9,205
	Boeing Co.	3.250%	3/1/28	4,930	5,201
	Boeing Co.	3.450%	11/1/28	4,655	4,967
	Boeing Co.	3.200%	3/1/29	10,526	11,056
	Boeing Co.	2.950%	2/1/30	12,265	12,559
	Boeing Co.	5.150%	5/1/30	60,500	71,696
	Boeing Co.	3.625%	2/1/31	18,000	19,361
	Boeing Co.	6.125%	2/15/33	6,485	8,234
	Boeing Co.	3.600%	5/1/34	27,009	28,459
	Boeing Co.	3.250%	2/1/35	13,521	13,745
	Boeing Co.	6.625%	2/15/38	4,275	5,766
	Boeing Co.	3.550%	3/1/38	3,965	4,062
	Boeing Co.	3.500%	3/1/39	6,241	6,290
	Boeing Co.	6.875%	3/15/39	7,713	10,805
	Boeing Co.	5.875%	2/15/40	5,578	7,168
	Boeing Co.	5.705%	5/1/40	44,157	56,974
100

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.375%	6/15/46	10,150	9,778
Boeing Co.	3.650%	3/1/47	9,367	9,344
Boeing Co.	3.625%	3/1/48	4,625	4,613
Boeing Co.	3.850%	11/1/48	3,816	3,938
Boeing Co.	3.900%	5/1/49	12,765	13,416
Boeing Co.	3.750%	2/1/50	10,688	11,025
Boeing Co.	5.805%	5/1/50	70,155	94,659
Boeing Co.	3.825%	3/1/59	8,450	8,510
Boeing Co.	3.950%	8/1/59	5,750	6,008
Boeing Co.	5.930%	5/1/60	43,600	60,139
Burlington Northern Santa Fe LLC	3.050%	9/1/22	10,043	10,290
Burlington Northern Santa Fe LLC	3.000%	3/15/23	5,981	6,216
Burlington Northern Santa Fe LLC	3.850%	9/1/23	11,569	12,345
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,867	10,653
Burlington Northern Santa Fe LLC	3.400%	9/1/24	13,600	14,716
Burlington Northern Santa Fe LLC	3.000%	4/1/25	11,885	12,810
Burlington Northern Santa Fe LLC	3.650%	9/1/25	10,895	12,020
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,116	2,645
Burlington Northern Santa Fe LLC	3.250%	6/15/27	10,709	11,797
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,425	4,895
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,346	6,278
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,365	11,858
Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,825	10,387
Burlington Northern Santa Fe LLC	5.400%	6/1/41	11,804	16,218
Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,800	6,306
Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,181	12,583
Burlington Northern Santa Fe LLC	4.375%	9/1/42	12,522	15,489
Burlington Northern Santa Fe LLC	4.450%	3/15/43	16,347	20,491
Burlington Northern Santa Fe LLC	5.150%	9/1/43	5,193	7,080
Burlington Northern Santa Fe LLC	4.900%	4/1/44	10,896	14,523
Burlington Northern Santa Fe LLC	4.550%	9/1/44	12,501	15,934
Burlington Northern Santa Fe LLC	4.150%	4/1/45	10,626	12,874
Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,738	11,377
Burlington Northern Santa Fe LLC	3.900%	8/1/46	14,043	16,490
Burlington Northern Santa Fe LLC	4.125%	6/15/47	14,353	17,445
Burlington Northern Santa Fe LLC	4.050%	6/15/48	11,206	13,542
Burlington Northern Santa Fe LLC	4.150%	12/15/48	8,578	10,523
Burlington Northern Santa Fe LLC	3.550%	2/15/50	14,489	16,411
Burlington Northern Santa Fe LLC	3.050%	2/15/51	5,985	6,238
Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,800	3,055
Canadian National Railway Co.	2.950%	11/21/24	9,219	9,830
Canadian National Railway Co.	2.750%	3/1/26	7,817	8,391
Canadian National Railway Co.	6.900%	7/15/28	2,250	2,991
Canadian National Railway Co.	6.250%	8/1/34	1,570	2,224
Canadian National Railway Co.	6.200%	6/1/36	5,868	8,280
Canadian National Railway Co.	6.375%	11/15/37	3,893	5,613
Canadian National Railway Co.	3.200%	8/2/46	4,033	4,179
Canadian National Railway Co.	3.650%	2/3/48	21,841	24,237
Canadian National Railway Co.	4.450%	1/20/49	1,570	1,954
Canadian National Railway Co.	2.450%	5/1/50	10,550	9,547
Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,661
Canadian Pacific Railway Co.	2.900%	2/1/25	7,462	7,923
Canadian Pacific Railway Co.	4.000%	6/1/28	700	796
Canadian Pacific Railway Co.	2.050%	3/5/30	10,336	10,300
Canadian Pacific Railway Co.	7.125%	10/15/31	3,660	5,214
Canadian Pacific Railway Co.	5.750%	3/15/33	375	492
Canadian Pacific Railway Co.	4.800%	9/15/35	3,092	3,839
Canadian Pacific Railway Co.	5.950%	5/15/37	14,820	20,507
Canadian Pacific Railway Co.	5.750%	1/15/42	13,745	18,938
Canadian Pacific Railway Co.	4.800%	8/1/45	6,221	8,036
Canadian Pacific Railway Co.	6.125%	9/15/15	6,349	9,866
101

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	2.242%	2/15/25	26,710	27,789
	Carrier Global Corp.	2.493%	2/15/27	17,075	17,868
	Carrier Global Corp.	2.722%	2/15/30	40,160	41,636
	Carrier Global Corp.	3.377%	4/5/40	23,883	25,132
	Carrier Global Corp.	3.577%	4/5/50	28,655	30,416
[3]	Caterpillar Financial Services Corp.	1.900%	9/6/22	50	51
[3]	Caterpillar Financial Services Corp.	1.950%	11/18/22	2,680	2,740
[3]	Caterpillar Financial Services Corp.	2.550%	11/29/22	9,210	9,503
	Caterpillar Financial Services Corp.	0.250%	3/1/23	10,340	10,331
[3]	Caterpillar Financial Services Corp.	2.625%	3/1/23	3,210	3,334
[3]	Caterpillar Financial Services Corp.	3.450%	5/15/23	7,181	7,598
	Caterpillar Financial Services Corp.	0.650%	7/7/23	7,875	7,918
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	8,575	8,587
[3]	Caterpillar Financial Services Corp.	3.750%	11/24/23	10,224	11,039
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	5,240	5,646
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	7,495	7,974
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,657	8,256
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	10,905	11,422
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	15,937	17,324
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	5,900	6,041
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	9,101	9,048
	Caterpillar Financial Services Corp.	0.900%	3/2/26	9,840	9,811
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,345	6,741
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	7,675	7,581
	Caterpillar Inc.	3.400%	5/15/24	12,422	13,341
	Caterpillar Inc.	2.600%	9/19/29	6,600	7,045
	Caterpillar Inc.	2.600%	4/9/30	13,695	14,617
	Caterpillar Inc.	1.900%	3/12/31	7,150	7,164
	Caterpillar Inc.	5.300%	9/15/35	3,000	4,006
	Caterpillar Inc.	6.050%	8/15/36	10,011	14,419
	Caterpillar Inc.	5.200%	5/27/41	10,077	13,928
	Caterpillar Inc.	3.803%	8/15/42	23,519	27,974
	Caterpillar Inc.	4.300%	5/15/44	4,706	5,961
	Caterpillar Inc.	3.250%	9/19/49	12,280	13,540
	Caterpillar Inc.	3.250%	4/9/50	15,523	17,204
	Caterpillar Inc.	4.750%	5/15/64	5,115	7,370
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,817	6,642
	CNH Industrial Capital LLC	1.950%	7/2/23	2,250	2,307
	CNH Industrial Capital LLC	4.200%	1/15/24	28,900	31,287
	CNH Industrial Capital LLC	1.875%	1/15/26	6,615	6,737
	CNH Industrial Capital LLC	1.450%	7/15/26	3,000	2,984
	CNH Industrial NV	4.500%	8/15/23	3,714	4,004
[3]	CNH Industrial NV	3.850%	11/15/27	6,191	6,865
[3]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	1,378	1,407
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,784	5,081
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	843	891
	Crane Co.	4.450%	12/15/23	6,450	6,955
	Crane Co.	4.200%	3/15/48	5,000	5,546
	CSX Corp.	3.400%	8/1/24	5,250	5,651
	CSX Corp.	3.350%	11/1/25	15,086	16,498
	CSX Corp.	2.600%	11/1/26	9,248	9,848
	CSX Corp.	3.250%	6/1/27	14,474	15,873
	CSX Corp.	3.800%	3/1/28	17,247	19,444
	CSX Corp.	4.250%	3/15/29	18,808	21,864
	CSX Corp.	2.400%	2/15/30	8,345	8,594
	CSX Corp.	6.000%	10/1/36	6,969	9,672
	CSX Corp.	6.150%	5/1/37	5,807	8,198
	CSX Corp.	6.220%	4/30/40	9,357	13,726
102

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	5.500%	4/15/41	10,057	13,632
	CSX Corp.	4.750%	5/30/42	4,185	5,286
	CSX Corp.	4.400%	3/1/43	713	859
	CSX Corp.	4.100%	3/15/44	10,705	12,529
	CSX Corp.	3.800%	11/1/46	5,427	6,141
	CSX Corp.	4.300%	3/1/48	10,990	13,343
	CSX Corp.	4.750%	11/15/48	7,951	10,287
	CSX Corp.	4.500%	3/15/49	14,550	18,189
	CSX Corp.	3.350%	9/15/49	9,917	10,506
	CSX Corp.	3.800%	4/15/50	6,845	7,848
	CSX Corp.	2.500%	5/15/51	5,719	5,205
	CSX Corp.	4.500%	8/1/54	1,400	1,775
	CSX Corp.	4.250%	11/1/66	9,355	11,576
	CSX Corp.	4.650%	3/1/68	12,149	15,947
	Cummins Inc.	3.650%	10/1/23	2,200	2,342
	Cummins Inc.	0.750%	9/1/25	3,683	3,659
	Cummins Inc.	1.500%	9/1/30	9,000	8,684
	Cummins Inc.	4.875%	10/1/43	9,230	12,204
	Cummins Inc.	2.600%	9/1/50	7,881	7,505
	Deere & Co.	2.750%	4/15/25	11,900	12,701
	Deere & Co.	5.375%	10/16/29	9,962	12,699
	Deere & Co.	3.100%	4/15/30	6,525	7,208
	Deere & Co.	7.125%	3/3/31	1,033	1,493
	Deere & Co.	3.900%	6/9/42	7,714	9,485
	Deere & Co.	2.875%	9/7/49	4,335	4,534
	Deere & Co.	3.750%	4/15/50	15,728	18,988
[3,7]	Delta Air Lines Inc.	7.000%	5/1/25	11,000	12,836
[3,7]	Delta Air Lines Inc.	4.500%	10/20/25	6,400	6,890
[3,7]	Delta Air Lines Inc.	4.750%	10/20/28	1,200	1,335
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	3,006	3,239
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	6,000	6,344
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	8,767	8,846
	Dover Corp.	3.150%	11/15/25	9,140	9,831
	Dover Corp.	2.950%	11/4/29	4,247	4,565
	Dover Corp.	5.375%	10/15/35	2,460	3,149
	Dover Corp.	5.375%	3/1/41	4,109	5,333
	Eaton Corp.	2.750%	11/2/22	19,590	20,225
	Eaton Corp.	3.103%	9/15/27	14,695	15,989
	Eaton Corp.	4.000%	11/2/32	10,067	11,727
	Eaton Corp.	4.150%	11/2/42	4,897	5,844
	Eaton Corp.	3.915%	9/15/47	5,715	6,571
	Emerson Electric Co.	2.625%	2/15/23	4,200	4,333
	Emerson Electric Co.	3.150%	6/1/25	6,150	6,657
	Emerson Electric Co.	0.875%	10/15/26	6,900	6,803
	Emerson Electric Co.	1.800%	10/15/27	16,525	16,922
	Emerson Electric Co.	1.950%	10/15/30	7,000	7,078
	Emerson Electric Co.	2.750%	10/15/50	9,200	9,199
	FedEx Corp.	3.250%	4/1/26	9,402	10,295
	FedEx Corp.	3.400%	2/15/28	6,756	7,506
	FedEx Corp.	3.100%	8/5/29	13,220	14,334
	FedEx Corp.	4.250%	5/15/30	9,128	10,639
	FedEx Corp.	2.400%	5/15/31	6,670	6,794
	FedEx Corp.	4.900%	1/15/34	4,987	6,224
	FedEx Corp.	3.900%	2/1/35	12,857	14,716
	FedEx Corp.	3.250%	5/15/41	7,355	7,573
	FedEx Corp.	3.875%	8/1/42	4,629	5,151
	FedEx Corp.	4.100%	4/15/43	6,795	7,757
	FedEx Corp.	5.100%	1/15/44	13,247	17,009
103

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	4.100%	2/1/45	5,632	6,437
	FedEx Corp.	4.750%	11/15/45	19,115	23,825
	FedEx Corp.	4.550%	4/1/46	16,140	19,539
	FedEx Corp.	4.400%	1/15/47	9,780	11,680
	FedEx Corp.	4.050%	2/15/48	13,896	15,962
	FedEx Corp.	4.950%	10/17/48	14,700	18,970
	FedEx Corp.	5.250%	5/15/50	15,715	21,319
	FedEx Corp.	4.500%	2/1/65	1,124	1,292
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	15,475	15,324
	Flowserve Corp.	3.500%	9/15/22	16,830	17,273
	Flowserve Corp.	4.000%	11/15/23	4,225	4,507
	Flowserve Corp.	3.500%	10/1/30	5,720	6,036
	Fortive Corp.	3.150%	6/15/26	11,729	12,743
	Fortive Corp.	4.300%	6/15/46	7,500	8,949
	General Dynamics Corp.	2.250%	11/15/22	7,840	8,010
	General Dynamics Corp.	3.375%	5/15/23	21,575	22,742
	General Dynamics Corp.	1.875%	8/15/23	21,190	21,814
	General Dynamics Corp.	2.375%	11/15/24	9,650	10,176
	General Dynamics Corp.	3.250%	4/1/25	1,711	1,854
	General Dynamics Corp.	3.500%	5/15/25	13,635	14,944
	General Dynamics Corp.	2.125%	8/15/26	6,885	7,197
	General Dynamics Corp.	2.625%	11/15/27	14,129	15,097
	General Dynamics Corp.	3.750%	5/15/28	11,639	13,236
	General Dynamics Corp.	3.625%	4/1/30	12,928	14,625
	General Dynamics Corp.	4.250%	4/1/40	8,830	10,800
	General Dynamics Corp.	3.600%	11/15/42	4,468	5,146
	General Dynamics Corp.	4.250%	4/1/50	8,740	11,194
[3]	General Electric Co.	3.150%	9/7/22	4,979	5,141
[3]	General Electric Co.	3.100%	1/9/23	11,432	11,884
	General Electric Co.	3.375%	3/11/24	2,000	2,146
[3]	General Electric Co.	3.450%	5/15/24	10,190	10,911
	General Electric Co.	3.450%	5/1/27	19,525	21,479
	General Electric Co.	3.625%	5/1/30	20,580	22,973
[3]	General Electric Co.	6.750%	3/15/32	30,932	42,897
[3]	General Electric Co.	6.150%	8/7/37	8,000	11,138
[3]	General Electric Co.	5.875%	1/14/38	30,000	40,857
[3]	General Electric Co.	6.875%	1/10/39	20,687	31,046
	General Electric Co.	4.250%	5/1/40	20,000	23,400
	General Electric Co.	4.125%	10/9/42	6,020	6,958
	General Electric Co.	4.350%	5/1/50	38,159	46,193
[3,5,7]	GXO Logistics Inc.	1.650%	7/15/26	5,000	4,975
[3,5,7]	GXO Logistics Inc.	2.650%	7/15/31	3,000	2,985
	Honeywell International Inc.	2.150%	8/8/22	7,500	7,643
	Honeywell International Inc.	0.483%	8/19/22	8,125	8,127
	Honeywell International Inc.	3.350%	12/1/23	5,660	6,050
	Honeywell International Inc.	2.300%	8/15/24	16,502	17,330
	Honeywell International Inc.	1.350%	6/1/25	15,700	16,003
	Honeywell International Inc.	2.500%	11/1/26	18,777	20,010
	Honeywell International Inc.	2.700%	8/15/29	8,178	8,774
	Honeywell International Inc.	1.950%	6/1/30	12,577	12,778
	Honeywell International Inc.	5.700%	3/15/36	5,449	7,505
	Honeywell International Inc.	5.700%	3/15/37	8,766	12,165
	Honeywell International Inc.	5.375%	3/1/41	5,500	7,651
	Honeywell International Inc.	3.812%	11/21/47	4,060	4,851
	Honeywell International Inc.	2.800%	6/1/50	8,000	8,248
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	7,564	8,256
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	8,711	9,501
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,250	8,298
	IDEX Corp.	3.000%	5/1/30	4,583	4,845
	Illinois Tool Works Inc.	3.500%	3/1/24	6,063	6,494
	Illinois Tool Works Inc.	2.650%	11/15/26	19,536	20,953
104

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Tool Works Inc.	4.875%	9/15/41	4,670	6,225
	Illinois Tool Works Inc.	3.900%	9/1/42	17,549	20,953
	JB Hunt Transport Services Inc.	3.300%	8/15/22	4,100	4,209
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,000	10,022
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	7,013	7,722
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	10,315	10,497
[3]	John Deere Capital Corp.	2.150%	9/8/22	16,050	16,408
[3]	John Deere Capital Corp.	2.700%	1/6/23	1,350	1,398
	John Deere Capital Corp.	2.800%	1/27/23	3,010	3,128
[3]	John Deere Capital Corp.	2.800%	3/6/23	14,021	14,608
[3]	John Deere Capital Corp.	1.200%	4/6/23	986	1,001
[3]	John Deere Capital Corp.	3.450%	6/7/23	5,500	5,829
[3]	John Deere Capital Corp.	0.700%	7/5/23	3,700	3,726
[3]	John Deere Capital Corp.	0.400%	10/10/23	2,800	2,802
	John Deere Capital Corp.	3.650%	10/12/23	3,655	3,928
[3]	John Deere Capital Corp.	2.600%	3/7/24	5,520	5,821
[3]	John Deere Capital Corp.	3.350%	6/12/24	21,467	23,200
[3]	John Deere Capital Corp.	2.650%	6/24/24	5,529	5,883
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,255	11,761
[3]	John Deere Capital Corp.	3.450%	3/13/25	17,823	19,542
[3]	John Deere Capital Corp.	3.400%	9/11/25	4,910	5,421
[3]	John Deere Capital Corp.	0.700%	1/15/26	3,058	3,027
[3]	John Deere Capital Corp.	2.650%	6/10/26	6,944	7,479
[3]	John Deere Capital Corp.	1.050%	6/17/26	6,700	6,684
[3]	John Deere Capital Corp.	2.250%	9/14/26	9,875	10,400
[3]	John Deere Capital Corp.	1.750%	3/9/27	6,766	6,932
[3]	John Deere Capital Corp.	2.800%	9/8/27	13,104	14,182
[3]	John Deere Capital Corp.	3.050%	1/6/28	14,260	15,635
[3]	John Deere Capital Corp.	3.450%	3/7/29	7,205	8,108
[3]	John Deere Capital Corp.	2.800%	7/18/29	8,933	9,655
[3]	John Deere Capital Corp.	2.450%	1/9/30	11,594	12,201
	John Deere Capital Corp.	1.450%	1/15/31	5,100	4,931
[3]	John Deere Capital Corp.	2.000%	6/17/31	4,200	4,236
[3]	Johnson Controls International plc	3.625%	7/2/24	2,400	2,579
[3]	Johnson Controls International plc	3.900%	2/14/26	5,764	6,387
	Johnson Controls International plc	1.750%	9/15/30	8,225	7,927
[3]	Johnson Controls International plc	6.000%	1/15/36	1,698	2,378
[3]	Johnson Controls International plc	4.625%	7/2/44	9,902	12,303
[3]	Johnson Controls International plc	5.125%	9/14/45	3,463	4,586
	Johnson Controls International plc	4.500%	2/15/47	9,246	11,598
[3]	Johnson Controls International plc	4.950%	7/2/64	5,057	6,832
[3]	Kansas City Southern	3.000%	5/15/23	17,791	18,443
	Kansas City Southern	2.875%	11/15/29	8,985	9,459
[3]	Kansas City Southern	4.300%	5/15/43	5,740	6,589
[3]	Kansas City Southern	4.950%	8/15/45	9,025	11,531
	Kansas City Southern	4.700%	5/1/48	10,942	13,635
	Kansas City Southern	3.500%	5/1/50	5,450	5,765
	Kennametal Inc.	4.625%	6/15/28	8,800	9,994
	Keysight Technologies Inc.	4.550%	10/30/24	13,592	15,139
	Keysight Technologies Inc.	4.600%	4/6/27	7,800	9,059
	Keysight Technologies Inc.	3.000%	10/30/29	2,400	2,539
	Kirby Corp.	4.200%	3/1/28	13,926	15,569
	L3Harris Technologies Inc.	3.850%	6/15/23	6,110	6,497
	L3Harris Technologies Inc.	3.950%	5/28/24	5,069	5,490
	L3Harris Technologies Inc.	3.832%	4/27/25	17,988	19,728
	L3Harris Technologies Inc.	3.850%	12/15/26	6,235	7,000
	L3Harris Technologies Inc.	4.400%	6/15/28	1,475	1,713
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	16,265	18,879
	L3Harris Technologies Inc.	2.900%	12/15/29	6,334	6,722
	L3Harris Technologies Inc.	1.800%	1/15/31	5,895	5,730
	L3Harris Technologies Inc.	4.854%	4/27/35	4,988	6,250
105

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	6.150%	12/15/40	3,855	5,540
	L3Harris Technologies Inc.	5.054%	4/27/45	6,656	8,769
	Lennox International Inc.	3.000%	11/15/23	1,075	1,128
	Lennox International Inc.	1.350%	8/1/25	5,850	5,888
	Lennox International Inc.	1.700%	8/1/27	5,850	5,856
	Lockheed Martin Corp.	3.100%	1/15/23	13,662	14,177
	Lockheed Martin Corp.	2.900%	3/1/25	9,465	10,148
	Lockheed Martin Corp.	3.550%	1/15/26	25,847	28,573
	Lockheed Martin Corp.	1.850%	6/15/30	5,100	5,118
	Lockheed Martin Corp.	3.600%	3/1/35	11,729	13,457
	Lockheed Martin Corp.	4.500%	5/15/36	9,295	11,685
[3]	Lockheed Martin Corp.	6.150%	9/1/36	10,300	14,812
	Lockheed Martin Corp.	5.720%	6/1/40	6,050	8,478
	Lockheed Martin Corp.	4.070%	12/15/42	18,566	22,537
	Lockheed Martin Corp.	3.800%	3/1/45	6,715	7,830
	Lockheed Martin Corp.	4.700%	5/15/46	19,990	26,451
	Lockheed Martin Corp.	2.800%	6/15/50	11,000	11,031
	Lockheed Martin Corp.	4.090%	9/15/52	19,781	24,724
[3,7]	Mileage Plus Holdings LLC	6.500%	6/20/27	4,000	4,404
	Norfolk Southern Corp.	2.903%	2/15/23	11,327	11,705
	Norfolk Southern Corp.	3.850%	1/15/24	2,855	3,061
	Norfolk Southern Corp.	3.650%	8/1/25	2,213	2,433
	Norfolk Southern Corp.	2.900%	6/15/26	4,040	4,357
	Norfolk Southern Corp.	7.800%	5/15/27	2,900	3,897
	Norfolk Southern Corp.	3.150%	6/1/27	9,962	10,832
	Norfolk Southern Corp.	3.800%	8/1/28	10,165	11,513
	Norfolk Southern Corp.	2.550%	11/1/29	10,650	11,200
	Norfolk Southern Corp.	2.300%	5/15/31	5,383	5,455
	Norfolk Southern Corp.	7.050%	5/1/37	1,347	1,929
	Norfolk Southern Corp.	4.837%	10/1/41	22,071	28,344
	Norfolk Southern Corp.	3.950%	10/1/42	1,628	1,873
	Norfolk Southern Corp.	4.450%	6/15/45	7,228	8,836
	Norfolk Southern Corp.	4.650%	1/15/46	6,980	8,745
	Norfolk Southern Corp.	3.942%	11/1/47	2,920	3,352
	Norfolk Southern Corp.	4.150%	2/28/48	3,235	3,810
	Norfolk Southern Corp.	4.100%	5/15/49	5,295	6,221
	Norfolk Southern Corp.	3.400%	11/1/49	4,255	4,518
	Norfolk Southern Corp.	3.050%	5/15/50	10,363	10,389
	Norfolk Southern Corp.	4.050%	8/15/52	13,009	15,364
	Norfolk Southern Corp.	3.155%	5/15/55	16,476	16,660
	Norfolk Southern Corp.	4.100%	5/15/21	8,820	9,651
	Northrop Grumman Corp.	3.250%	8/1/23	4,808	5,087
	Northrop Grumman Corp.	2.930%	1/15/25	10,207	10,882
	Northrop Grumman Corp.	3.200%	2/1/27	12,913	14,061
	Northrop Grumman Corp.	3.250%	1/15/28	27,644	30,170
	Northrop Grumman Corp.	4.400%	5/1/30	16,683	19,731
	Northrop Grumman Corp.	5.150%	5/1/40	7,284	9,563
	Northrop Grumman Corp.	5.050%	11/15/40	6,900	9,015
	Northrop Grumman Corp.	4.750%	6/1/43	14,965	19,270
	Northrop Grumman Corp.	3.850%	4/15/45	5,178	5,960
	Northrop Grumman Corp.	4.030%	10/15/47	27,776	32,993
	Northrop Grumman Corp.	5.250%	5/1/50	14,192	19,956
	Northrop Grumman Systems Corp.	7.750%	2/15/31	5,316	7,747
	nVent Finance Sarl	3.950%	4/15/23	2,280	2,382
	nVent Finance Sarl	4.550%	4/15/28	6,999	7,698
	Oshkosh Corp.	4.600%	5/15/28	9,000	10,393
	Oshkosh Corp.	3.100%	3/1/30	1,300	1,377
	Otis Worldwide Corp.	2.056%	4/5/25	11,920	12,390
	Otis Worldwide Corp.	2.293%	4/5/27	6,910	7,180
	Otis Worldwide Corp.	2.565%	2/15/30	20,000	20,725
	Otis Worldwide Corp.	3.112%	2/15/40	9,095	9,404
106

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Otis Worldwide Corp.	3.362%	2/15/50	10,000	10,532
[3]	PACCAR Financial Corp.	2.300%	8/10/22	5,225	5,343
[3]	PACCAR Financial Corp.	2.000%	9/26/22	1,935	1,975
[3]	PACCAR Financial Corp.	2.650%	4/6/23	5,400	5,619
	PACCAR Financial Corp.	3.400%	8/9/23	6,446	6,846
[3]	PACCAR Financial Corp.	0.350%	8/11/23	4,850	4,847
[3]	PACCAR Financial Corp.	0.350%	2/2/24	4,265	4,247
[3]	PACCAR Financial Corp.	2.150%	8/15/24	5,185	5,423
[3]	PACCAR Financial Corp.	1.800%	2/6/25	7,330	7,552
[3]	Parker-Hannifin Corp.	3.500%	9/15/22	1,950	2,022
	Parker-Hannifin Corp.	2.700%	6/14/24	8,770	9,244
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	16,289	17,502
	Parker-Hannifin Corp.	3.250%	3/1/27	20,998	22,963
	Parker-Hannifin Corp.	3.250%	6/14/29	9,118	9,974
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	5,505	6,477
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	5,000	7,098
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	6,515	8,054
	Parker-Hannifin Corp.	4.100%	3/1/47	7,892	9,445
	Parker-Hannifin Corp.	4.000%	6/14/49	7,644	9,070
	Pentair Finance Sarl	4.500%	7/1/29	3,351	3,927
	Precision Castparts Corp.	2.500%	1/15/23	21,253	21,852
	Precision Castparts Corp.	3.250%	6/15/25	14,766	16,017
	Precision Castparts Corp.	3.900%	1/15/43	7,050	7,986
	Precision Castparts Corp.	4.375%	6/15/45	3,917	4,753
	Raytheon Technologies Corp.	2.500%	12/15/22	14,181	14,553
	Raytheon Technologies Corp.	3.200%	3/15/24	12,753	13,568
	Raytheon Technologies Corp.	3.950%	8/16/25	23,430	26,054
	Raytheon Technologies Corp.	3.500%	3/15/27	11,975	13,214
	Raytheon Technologies Corp.	3.125%	5/4/27	14,057	15,287
	Raytheon Technologies Corp.	7.200%	8/15/27	3,260	4,268
	Raytheon Technologies Corp.	6.700%	8/1/28	6,115	8,023
	Raytheon Technologies Corp.	4.125%	11/16/28	42,272	48,688
	Raytheon Technologies Corp.	7.500%	9/15/29	8,611	12,038
	Raytheon Technologies Corp.	2.250%	7/1/30	4,066	4,134
	Raytheon Technologies Corp.	5.400%	5/1/35	10,245	13,421
	Raytheon Technologies Corp.	6.050%	6/1/36	13,170	18,411
	Raytheon Technologies Corp.	6.125%	7/15/38	11,235	16,035
	Raytheon Technologies Corp.	4.450%	11/16/38	17,729	21,458
	Raytheon Technologies Corp.	5.700%	4/15/40	16,680	23,160
	Raytheon Technologies Corp.	4.700%	12/15/41	8,700	10,953
	Raytheon Technologies Corp.	4.500%	6/1/42	40,566	50,492
	Raytheon Technologies Corp.	4.800%	12/15/43	5,041	6,365
	Raytheon Technologies Corp.	4.150%	5/15/45	16,637	19,730
	Raytheon Technologies Corp.	3.750%	11/1/46	14,948	16,858
	Raytheon Technologies Corp.	4.350%	4/15/47	12,000	14,699
	Raytheon Technologies Corp.	4.050%	5/4/47	15,039	17,676
	Raytheon Technologies Corp.	4.625%	11/16/48	15,980	20,519
	Raytheon Technologies Corp.	3.125%	7/1/50	13,000	13,368
	Republic Services Inc.	4.750%	5/15/23	3,256	3,486
	Republic Services Inc.	2.500%	8/15/24	7,741	8,131
	Republic Services Inc.	3.200%	3/15/25	8,196	8,815
	Republic Services Inc.	0.875%	11/15/25	1,100	1,091
	Republic Services Inc.	2.900%	7/1/26	7,432	7,969
	Republic Services Inc.	3.375%	11/15/27	2,110	2,319
	Republic Services Inc.	3.950%	5/15/28	4,119	4,684
	Republic Services Inc.	2.300%	3/1/30	8,641	8,778
	Republic Services Inc.	1.450%	2/15/31	9,756	9,147
	Republic Services Inc.	1.750%	2/15/32	21,675	20,652
	Republic Services Inc.	6.200%	3/1/40	6,263	8,997
	Republic Services Inc.	5.700%	5/15/41	14,048	19,382
	Republic Services Inc.	3.050%	3/1/50	3,470	3,542
107

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rockwell Automation Inc.	3.500%	3/1/29	9,090	10,190
	Rockwell Automation Inc.	4.200%	3/1/49	7,525	9,420
[3]	Ryder System Inc.	2.500%	9/1/22	986	1,008
[3]	Ryder System Inc.	3.400%	3/1/23	5,605	5,859
[3]	Ryder System Inc.	3.750%	6/9/23	14,290	15,131
[3]	Ryder System Inc.	3.650%	3/18/24	13,233	14,224
[3]	Ryder System Inc.	2.500%	9/1/24	10,543	11,036
[3]	Ryder System Inc.	4.625%	6/1/25	10,450	11,789
[3]	Ryder System Inc.	2.900%	12/1/26	4,850	5,195
	Southwest Airlines Co.	2.750%	11/16/22	950	976
	Southwest Airlines Co.	4.750%	5/4/23	14,292	15,339
	Southwest Airlines Co.	5.250%	5/4/25	28,944	33,063
	Southwest Airlines Co.	3.000%	11/15/26	7,026	7,495
	Southwest Airlines Co.	5.125%	6/15/27	26,840	31,606
	Southwest Airlines Co.	3.450%	11/16/27	3,460	3,753
	Southwest Airlines Co.	2.625%	2/10/30	3,185	3,267
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	395	407
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,368	1,424
	Teledyne Technologies Inc.	0.650%	4/1/23	4,600	4,598
	Teledyne Technologies Inc.	0.950%	4/1/24	3,900	3,905
	Teledyne Technologies Inc.	1.600%	4/1/26	2,600	2,608
	Teledyne Technologies Inc.	2.250%	4/1/28	6,900	7,030
	Teledyne Technologies Inc.	2.750%	4/1/31	10,725	11,026
	Textron Inc.	4.300%	3/1/24	3,825	4,141
	Textron Inc.	3.875%	3/1/25	13,626	14,868
	Textron Inc.	4.000%	3/15/26	12,033	13,444
	Textron Inc.	3.650%	3/15/27	5,840	6,466
	Textron Inc.	3.375%	3/1/28	4,629	5,015
	Textron Inc.	3.900%	9/17/29	4,700	5,258
	Textron Inc.	2.450%	3/15/31	3,400	3,417
	Timken Co.	3.875%	9/1/24	1,000	1,071
	Timken Co.	4.500%	12/15/28	10,000	11,172
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	4,350	4,665
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,300	10,449
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,040	8,729
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	2,082	2,525
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	9,899	10,690
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	4,425	4,845
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	10,790	12,180
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,495	4,425
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	4,775	6,000
	Trimble Inc.	4.150%	6/15/23	2,115	2,247
	Trimble Inc.	4.750%	12/1/24	7,956	8,848
	Trimble Inc.	4.900%	6/15/28	7,077	8,298
	Tyco Electronics Group SA	3.450%	8/1/24	5,550	5,944
	Tyco Electronics Group SA	3.700%	2/15/26	1,100	1,206
	Tyco Electronics Group SA	3.125%	8/15/27	14,946	16,123
	Tyco Electronics Group SA	7.125%	10/1/37	7,750	11,866
	Union Pacific Corp.	4.163%	7/15/22	16,191	16,682
	Union Pacific Corp.	2.750%	4/15/23	2,130	2,205
	Union Pacific Corp.	3.500%	6/8/23	7,495	7,931
	Union Pacific Corp.	3.646%	2/15/24	7,934	8,506
	Union Pacific Corp.	3.150%	3/1/24	7,633	8,144
	Union Pacific Corp.	3.750%	3/15/24	4,084	4,391
	Union Pacific Corp.	3.250%	1/15/25	3,862	4,161
	Union Pacific Corp.	3.750%	7/15/25	18,770	20,838
	Union Pacific Corp.	3.250%	8/15/25	17,625	19,124
	Union Pacific Corp.	2.750%	3/1/26	17,316	18,510
	Union Pacific Corp.	2.150%	2/5/27	2,928	3,039
	Union Pacific Corp.	3.000%	4/15/27	1,881	2,034
	Union Pacific Corp.	3.950%	9/10/28	5,127	5,887
108

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.700%	3/1/29	3,200	3,603
	Union Pacific Corp.	2.400%	2/5/30	6,825	7,045
	Union Pacific Corp.	2.375%	5/20/31	5,250	5,364
	Union Pacific Corp.	3.375%	2/1/35	9,980	10,939
[3,7]	Union Pacific Corp.	2.891%	4/6/36	9,404	9,782
	Union Pacific Corp.	3.600%	9/15/37	15,575	17,437
	Union Pacific Corp.	3.200%	5/20/41	6,350	6,714
	Union Pacific Corp.	4.050%	11/15/45	3,973	4,585
	Union Pacific Corp.	4.050%	3/1/46	3,850	4,456
	Union Pacific Corp.	3.350%	8/15/46	7,414	7,855
	Union Pacific Corp.	4.000%	4/15/47	1,225	1,420
	Union Pacific Corp.	3.250%	2/5/50	22,955	24,181
	Union Pacific Corp.	3.799%	10/1/51	17,833	20,380
	Union Pacific Corp.	3.875%	2/1/55	11,000	12,451
	Union Pacific Corp.	3.950%	8/15/59	5,276	6,130
	Union Pacific Corp.	3.839%	3/20/60	16,464	18,689
	Union Pacific Corp.	3.550%	5/20/61	8,200	8,798
	Union Pacific Corp.	2.973%	9/16/62	24,680	23,699
	Union Pacific Corp.	4.100%	9/15/67	7,881	9,183
	Union Pacific Corp.	3.750%	2/5/70	6,215	6,836
[3,7]	Union Pacific Corp.	3.799%	4/6/71	18,537	20,533
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	517	615
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,864	1,962
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	3,072	3,231
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,018	1,076
[3]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	2,940	3,023
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,821	2,857
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	2,302	2,288
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	37,485	41,697
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,507	3,678
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	24,839	26,203
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	4,095	4,161
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	8,889	9,749
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	5,959	5,950
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	8,443	8,954
	United Parcel Service Inc.	2.450%	10/1/22	10,419	10,697
	United Parcel Service Inc.	2.500%	4/1/23	9,587	9,932
	United Parcel Service Inc.	2.200%	9/1/24	2,868	3,006
	United Parcel Service Inc.	2.800%	11/15/24	20,146	21,531
	United Parcel Service Inc.	3.900%	4/1/25	14,130	15,645
	United Parcel Service Inc.	2.400%	11/15/26	8,115	8,633
	United Parcel Service Inc.	3.050%	11/15/27	13,000	14,400
	United Parcel Service Inc.	3.400%	3/15/29	5,755	6,464
	United Parcel Service Inc.	2.500%	9/1/29	5,375	5,714
	United Parcel Service Inc.	4.450%	4/1/30	2,534	3,067
	United Parcel Service Inc.	6.200%	1/15/38	8,486	12,518
	United Parcel Service Inc.	5.200%	4/1/40	15,214	20,720
	United Parcel Service Inc.	4.875%	11/15/40	7,287	9,595
	United Parcel Service Inc.	3.625%	10/1/42	10,932	12,600
	United Parcel Service Inc.	3.400%	11/15/46	4,740	5,268
	United Parcel Service Inc.	3.750%	11/15/47	12,540	14,762
	United Parcel Service Inc.	4.250%	3/15/49	8,683	10,973
	United Parcel Service Inc.	3.400%	9/1/49	8,495	9,525
	United Parcel Service Inc.	5.300%	4/1/50	16,145	23,643
	United Parcel Service of America Inc.	7.620%	4/1/30	1,888	2,686
[3]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	730	767
109

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valmont Industries Inc.	5.000%	10/1/44	6,000	7,248
	Valmont Industries Inc.	5.250%	10/1/54	4,975	6,160
[3,7]	Vontier Corp.	1.800%	4/1/26	5,996	5,977
[3,7]	Vontier Corp.	2.400%	4/1/28	6,425	6,378
[3,7]	Vontier Corp.	2.950%	4/1/31	8,608	8,641
	Waste Connections Inc.	4.250%	12/1/28	5,325	6,161
	Waste Connections Inc.	3.500%	5/1/29	12,036	13,259
	Waste Connections Inc.	2.600%	2/1/30	7,983	8,257
	Waste Connections Inc.	3.050%	4/1/50	5,055	5,145
	Waste Management Inc.	2.900%	9/15/22	1,230	1,260
	Waste Management Inc.	2.400%	5/15/23	11,625	12,029
	Waste Management Inc.	0.750%	11/15/25	3,150	3,122
	Waste Management Inc.	3.150%	11/15/27	16,132	17,654
	Waste Management Inc.	2.000%	6/1/29	2,200	2,221
	Waste Management Inc.	1.500%	3/15/31	12,530	11,859
	Waste Management Inc.	2.950%	6/1/41	8,475	8,738
	Waste Management Inc.	2.500%	11/15/50	9,475	8,835
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	12,727	13,802
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,998	6,391
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,423	12,281
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	13,000	15,100
	WW Grainger Inc.	1.850%	2/15/25	6,275	6,497
	WW Grainger Inc.	4.600%	6/15/45	13,329	17,214
	WW Grainger Inc.	3.750%	5/15/46	5,728	6,584
	WW Grainger Inc.	4.200%	5/15/47	4,255	5,216
	Xylem Inc.	3.250%	11/1/26	4,292	4,698
	Xylem Inc.	1.950%	1/30/28	8,900	9,004
	Xylem Inc.	2.250%	1/30/31	6,625	6,683
	Xylem Inc.	4.375%	11/1/46	5,300	6,317
					6,878,202
Materials (0.83%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	6,600	6,844
	Air Products and Chemicals Inc.	3.350%	7/31/24	7,775	8,363
	Air Products and Chemicals Inc.	1.850%	5/15/27	8,733	8,967
	Air Products and Chemicals Inc.	2.050%	5/15/30	12,000	12,232
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,425	10,550
	Air Products and Chemicals Inc.	2.800%	5/15/50	12,100	12,125
	Albemarle Corp.	4.150%	12/1/24	5,965	6,532
	Albemarle Corp.	5.450%	12/1/44	7,410	9,357
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	3,803	4,068
	Amcor Flexibles North America Inc.	2.630%	6/19/30	6,650	6,811
	Amcor Flexibles North America Inc.	2.690%	5/25/31	7,350	7,493
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	8,650	8,980
	Barrick Gold Corp.	6.450%	10/15/35	2,525	3,485
	Barrick Gold Corp.	5.250%	4/1/42	10,397	13,690
	Barrick North America Finance LLC	5.700%	5/30/41	11,553	15,897
	Barrick North America Finance LLC	5.750%	5/1/43	11,919	16,779
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	11,000	15,224
[3,7]	Berry Global Inc.	0.950%	2/15/24	5,526	5,537
[3,7]	Berry Global Inc.	1.570%	1/15/26	15,407	15,427
[3,7]	Berry Global Inc.	1.650%	1/15/27	8,100	8,032
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	3,871	4,161
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	575	709
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	13,371	16,136
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	35,685	48,482
	Cabot Corp.	3.700%	7/15/22	1,765	1,809
	Cabot Corp.	4.000%	7/1/29	5,388	5,821
	Carlisle Cos. Inc.	3.750%	11/15/22	3,380	3,500
	Carlisle Cos. Inc.	3.500%	12/1/24	3,242	3,498
	Carlisle Cos. Inc.	3.750%	12/1/27	5,906	6,567
	Carlisle Cos. Inc.	2.750%	3/1/30	11,265	11,752
110

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Celanese US Holdings LLC	4.625%	11/15/22	890	938
	Celanese US Holdings LLC	3.500%	5/8/24	3,718	3,980
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,775	1,914
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,950	5,330
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,175	13,373
	Dow Chemical Co.	4.550%	11/30/25	7,000	7,984
	Dow Chemical Co.	3.625%	5/15/26	6,827	7,554
	Dow Chemical Co.	4.800%	11/30/28	3,425	4,108
	Dow Chemical Co.	7.375%	11/1/29	5,828	8,089
	Dow Chemical Co.	2.100%	11/15/30	12,075	11,958
	Dow Chemical Co.	4.250%	10/1/34	16,060	18,575
	Dow Chemical Co.	9.400%	5/15/39	17,479	30,778
	Dow Chemical Co.	5.250%	11/15/41	12,201	15,896
	Dow Chemical Co.	4.375%	11/15/42	13,643	16,261
	Dow Chemical Co.	4.625%	10/1/44	5,842	7,140
	Dow Chemical Co.	5.550%	11/30/48	13,935	19,562
	Dow Chemical Co.	4.800%	5/15/49	11,081	14,191
	Dow Chemical Co.	3.600%	11/15/50	10,700	11,535
	DuPont de Nemours Inc.	4.205%	11/15/23	34,895	37,778
	DuPont de Nemours Inc.	4.493%	11/15/25	26,748	30,409
	DuPont de Nemours Inc.	4.725%	11/15/28	25,355	30,218
	DuPont de Nemours Inc.	5.319%	11/15/38	16,333	21,587
	DuPont de Nemours Inc.	5.419%	11/15/48	25,941	36,025
	Eagle Materials Inc.	4.500%	8/1/26	5,080	5,202
	Eastman Chemical Co.	3.600%	8/15/22	8,214	8,441
	Eastman Chemical Co.	3.800%	3/15/25	7,686	8,396
	Eastman Chemical Co.	4.500%	12/1/28	1,250	1,458
	Eastman Chemical Co.	4.800%	9/1/42	8,741	10,729
	Eastman Chemical Co.	4.650%	10/15/44	8,507	10,336
	Ecolab Inc.	2.375%	8/10/22	13,295	13,573
	Ecolab Inc.	3.250%	1/14/23	5,765	5,991
	Ecolab Inc.	2.700%	11/1/26	3,726	3,992
	Ecolab Inc.	3.250%	12/1/27	4,917	5,414
	Ecolab Inc.	4.800%	3/24/30	12,375	15,173
	Ecolab Inc.	1.300%	1/30/31	7,475	7,066
	Ecolab Inc.	5.500%	12/8/41	1,883	2,625
	Ecolab Inc.	3.950%	12/1/47	14,380	17,358
	Ecolab Inc.	2.125%	8/15/50	5,425	4,822
	EI du Pont de Nemours & Co.	1.700%	7/15/25	8,202	8,408
	EI du Pont de Nemours & Co.	2.300%	7/15/30	6,550	6,717
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	5,440	6,087
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,895	4,207
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	8,612	10,016
	FMC Corp.	4.100%	2/1/24	11,210	12,001
	FMC Corp.	3.200%	10/1/26	4,125	4,446
	FMC Corp.	3.450%	10/1/29	9,081	9,905
	FMC Corp.	4.500%	10/1/49	4,545	5,517
	Georgia-Pacific LLC	8.000%	1/15/24	7,754	9,181
[3,7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,992
[3,7]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,125
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	7,283
[3,7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,952
	Georgia-Pacific LLC	7.750%	11/15/29	3,879	5,590
[3,7]	Georgia-Pacific LLC	2.300%	4/30/30	3,750	3,836
	Georgia-Pacific LLC	8.875%	5/15/31	5,140	8,112
	Huntsman International LLC	4.500%	5/1/29	5,900	6,714
	Huntsman International LLC	2.950%	6/15/31	2,350	2,390
	International Flavors & Fragrances Inc.	3.200%	5/1/23	2,410	2,508
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,900	3,356
	International Flavors & Fragrances Inc.	4.375%	6/1/47	6,300	7,421
	International Flavors & Fragrances Inc.	5.000%	9/26/48	8,802	11,400
111

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Paper Co.	3.800%	1/15/26	1,123	1,248
	International Paper Co.	5.000%	9/15/35	6,272	7,892
	International Paper Co.	7.300%	11/15/39	7,560	11,806
	International Paper Co.	6.000%	11/15/41	3,053	4,353
	International Paper Co.	4.800%	6/15/44	15,659	19,966
	International Paper Co.	5.150%	5/15/46	13,047	17,468
	International Paper Co.	4.350%	8/15/48	6,775	8,434
	Kinross Gold Corp.	5.950%	3/15/24	4,907	5,487
	Kinross Gold Corp.	4.500%	7/15/27	355	406
	Linde Inc.	2.200%	8/15/22	6,644	6,754
	Linde Inc.	2.700%	2/21/23	3,300	3,406
	Linde Inc.	2.650%	2/5/25	9,625	10,197
	Linde Inc.	3.200%	1/30/26	7,185	7,862
	Linde Inc.	1.100%	8/10/30	9,925	9,331
	Linde Inc.	3.550%	11/7/42	2,645	3,047
	Linde Inc.	2.000%	8/10/50	5,500	4,698
	Lubrizol Corp.	6.500%	10/1/34	5,450	7,893
	LYB International Finance BV	4.000%	7/15/23	2,875	3,070
	LYB International Finance BV	5.250%	7/15/43	3,267	4,223
	LYB International Finance BV	4.875%	3/15/44	6,065	7,557
	LYB International Finance II BV	3.500%	3/2/27	13,142	14,341
	LYB International Finance III LLC	2.875%	5/1/25	6,028	6,404
	LYB International Finance III LLC	1.250%	10/1/25	3,650	3,646
	LYB International Finance III LLC	3.375%	5/1/30	18,470	20,067
	LYB International Finance III LLC	2.250%	10/1/30	5,750	5,744
	LYB International Finance III LLC	3.375%	10/1/40	1,275	1,322
	LYB International Finance III LLC	4.200%	10/15/49	6,870	7,870
	LYB International Finance III LLC	4.200%	5/1/50	20,275	23,256
	LYB International Finance III LLC	3.625%	4/1/51	20,820	22,045
	LYB International Finance III LLC	3.800%	10/1/60	8,025	8,473
	LyondellBasell Industries NV	5.750%	4/15/24	10,276	11,511
	LyondellBasell Industries NV	4.625%	2/26/55	13,837	16,818
[5]	Martin Marietta Materials Inc.	0.650%	7/15/23	1,803	1,806
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,000	2,183
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	6,994
	Martin Marietta Materials Inc.	3.500%	12/15/27	8,000	8,811
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	6,333	6,440
[5]	Martin Marietta Materials Inc.	2.400%	7/15/31	7,367	7,398
	Martin Marietta Materials Inc.	4.250%	12/15/47	9,400	10,982
[5]	Martin Marietta Materials Inc.	3.200%	7/15/51	10,679	10,665
	Mosaic Co.	3.250%	11/15/22	10,890	11,273
	Mosaic Co.	4.250%	11/15/23	19,874	21,341
	Mosaic Co.	4.050%	11/15/27	7,893	8,846
	Mosaic Co.	5.450%	11/15/33	6,942	8,727
	Mosaic Co.	4.875%	11/15/41	5,393	6,343
	Mosaic Co.	5.625%	11/15/43	4,311	5,644
	NewMarket Corp.	2.700%	3/18/31	5,500	5,509
	Newmont Corp.	3.700%	3/15/23	1,529	1,597
	Newmont Corp.	2.800%	10/1/29	7,632	8,010
	Newmont Corp.	2.250%	10/1/30	16,714	16,703
[3]	Newmont Corp.	5.875%	4/1/35	2,910	3,927
	Newmont Corp.	6.250%	10/1/39	14,947	21,608
	Newmont Corp.	4.875%	3/15/42	13,223	16,800
	Newmont Corp.	5.450%	6/9/44	6,000	8,197
	Nucor Corp.	4.125%	9/15/22	4,202	4,352
	Nucor Corp.	4.000%	8/1/23	10,678	11,371
	Nucor Corp.	2.000%	6/1/25	4,701	4,862
	Nucor Corp.	3.950%	5/1/28	601	685
	Nucor Corp.	2.700%	6/1/30	3,300	3,447
[3,7]	Nucor Corp.	2.979%	12/15/55	25,300	24,467
	Nutrien Ltd.	3.150%	10/1/22	3,924	4,029
112

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nutrien Ltd.	1.900%	5/13/23	2,900	2,971
Nutrien Ltd.	3.500%	6/1/23	15,785	16,533
Nutrien Ltd.	3.625%	3/15/24	7,675	8,195
Nutrien Ltd.	3.375%	3/15/25	6,080	6,557
Nutrien Ltd.	3.000%	4/1/25	9,196	9,792
Nutrien Ltd.	4.000%	12/15/26	7,150	8,057
Nutrien Ltd.	2.950%	5/13/30	11,675	12,324
Nutrien Ltd.	4.125%	3/15/35	6,650	7,603
Nutrien Ltd.	5.875%	12/1/36	1,000	1,360
Nutrien Ltd.	5.625%	12/1/40	4,663	6,360
Nutrien Ltd.	6.125%	1/15/41	7,281	10,419
Nutrien Ltd.	4.900%	6/1/43	6,440	8,139
Nutrien Ltd.	5.250%	1/15/45	20,896	27,816
Nutrien Ltd.	5.000%	4/1/49	6,870	9,057
Packaging Corp. of America	4.500%	11/1/23	19,657	21,249
Packaging Corp. of America	3.650%	9/15/24	5,482	5,933
Packaging Corp. of America	3.400%	12/15/27	4,832	5,311
Packaging Corp. of America	3.000%	12/15/29	12,607	13,400
Packaging Corp. of America	4.050%	12/15/49	3,040	3,566
PPG Industries Inc.	3.200%	3/15/23	767	801
PPG Industries Inc.	2.400%	8/15/24	15,023	15,718
PPG Industries Inc.	1.200%	3/15/26	7,220	7,205
PPG Industries Inc.	2.550%	6/15/30	6,783	7,045
Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,810	6,154
Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,600	2,606
Reliance Steel & Aluminum Co.	2.150%	8/15/30	9,940	9,812
Rio Tinto Alcan Inc.	7.250%	3/15/31	775	1,102
Rio Tinto Alcan Inc.	5.750%	6/1/35	9,324	12,893
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	19,930	22,084
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	9,854	13,360
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	14,226	19,499
Rio Tinto Finance USA plc	4.750%	3/22/42	7,893	10,330
Rio Tinto Finance USA plc	4.125%	8/21/42	10,226	12,463
Rohm & Haas Co.	7.850%	7/15/29	11,250	15,552
RPM International Inc.	3.450%	11/15/22	4,560	4,702
RPM International Inc.	3.750%	3/15/27	8,329	9,144
RPM International Inc.	4.550%	3/1/29	4,611	5,305
RPM International Inc.	5.250%	6/1/45	3,941	4,930
RPM International Inc.	4.250%	1/15/48	9,455	10,402
Sherwin-Williams Co.	2.750%	6/1/22	872	889
Sherwin-Williams Co.	3.125%	6/1/24	22,104	23,603
Sherwin-Williams Co.	3.450%	8/1/25	10,458	11,375
Sherwin-Williams Co.	3.950%	1/15/26	9,247	10,270
Sherwin-Williams Co.	3.450%	6/1/27	18,209	20,066
Sherwin-Williams Co.	2.950%	8/15/29	31,120	33,428
Sherwin-Williams Co.	2.300%	5/15/30	3,458	3,506
Sherwin-Williams Co.	4.000%	12/15/42	2,200	2,527
Sherwin-Williams Co.	4.550%	8/1/45	4,659	5,771
Sherwin-Williams Co.	4.500%	6/1/47	8,277	10,369
Sherwin-Williams Co.	3.800%	8/15/49	14,318	16,446
Sherwin-Williams Co.	3.300%	5/15/50	13,700	14,538
Sonoco Products Co.	3.125%	5/1/30	5,626	6,011
Southern Copper Corp.	3.500%	11/8/22	8,430	8,745
Southern Copper Corp.	3.875%	4/23/25	2,554	2,783
Southern Copper Corp.	7.500%	7/27/35	9,165	13,299
Southern Copper Corp.	6.750%	4/16/40	5,429	7,752
Southern Copper Corp.	5.250%	11/8/42	16,256	20,777
Southern Copper Corp.	5.875%	4/23/45	33,206	46,414
Steel Dynamics Inc.	2.800%	12/15/24	4,193	4,425
Steel Dynamics Inc.	2.400%	6/15/25	3,050	3,194
Steel Dynamics Inc.	5.000%	12/15/26	550	576
113

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Steel Dynamics Inc.	1.650%	10/15/27	3,555	3,544
	Steel Dynamics Inc.	3.450%	4/15/30	10,816	11,785
	Steel Dynamics Inc.	3.250%	1/15/31	17,550	18,861
	Steel Dynamics Inc.	3.250%	10/15/50	5,125	5,114
	Suzano Austria GmbH	6.000%	1/15/29	28,236	33,612
	Suzano Austria GmbH	5.000%	1/15/30	11,377	12,883
	Suzano Austria GmbH	3.750%	1/15/31	8,255	8,643
[5]	Suzano Austria GmbH	3.125%	1/15/32	18,600	18,406
	Teck Resources Ltd.	3.900%	7/15/30	4,200	4,536
	Teck Resources Ltd.	6.125%	10/1/35	9,482	12,238
	Teck Resources Ltd.	6.000%	8/15/40	8,159	10,394
	Teck Resources Ltd.	6.250%	7/15/41	17,730	23,307
	Teck Resources Ltd.	5.200%	3/1/42	680	807
	Teck Resources Ltd.	5.400%	2/1/43	1,150	1,401
	Vale Canada Ltd.	7.200%	9/15/32	1,475	1,932
	Vale Overseas Ltd.	6.250%	8/10/26	16,833	20,230
	Vale Overseas Ltd.	3.750%	7/8/30	13,904	14,788
	Vale Overseas Ltd.	8.250%	1/17/34	4,537	6,608
	Vale Overseas Ltd.	6.875%	11/21/36	28,021	38,401
	Vale Overseas Ltd.	6.875%	11/10/39	19,819	27,661
	Vale SA	5.625%	9/11/42	8,603	10,762
	Vulcan Materials Co.	4.500%	4/1/25	7,223	8,064
	Vulcan Materials Co.	3.900%	4/1/27	2,535	2,857
	Vulcan Materials Co.	3.500%	6/1/30	11,045	12,174
	Vulcan Materials Co.	4.500%	6/15/47	11,069	13,424
	Westlake Chemical Corp.	3.600%	8/15/26	15,070	16,447
	Westlake Chemical Corp.	5.000%	8/15/46	16,278	20,592
	Westlake Chemical Corp.	4.375%	11/15/47	1,350	1,583
	WestRock MWV LLC	8.200%	1/15/30	7,434	10,519
	WestRock MWV LLC	7.950%	2/15/31	3,717	5,315
	WRKCo Inc.	3.000%	9/15/24	5,100	5,409
	WRKCo Inc.	3.750%	3/15/25	13,930	15,215
	WRKCo Inc.	4.650%	3/15/26	15,953	18,298
	WRKCo Inc.	3.375%	9/15/27	17,625	19,238
	WRKCo Inc.	4.000%	3/15/28	8,737	9,871
	WRKCo Inc.	3.900%	6/1/28	3,906	4,413
	WRKCo Inc.	4.900%	3/15/29	17,727	21,261
	WRKCo Inc.	4.200%	6/1/32	3,175	3,679
	WRKCo Inc.	3.000%	6/15/33	5,775	6,056
					2,583,204
Real Estate (1.06%)
	Agree LP	2.000%	6/15/28	7,650	7,588
	Agree LP	2.600%	6/15/33	4,289	4,275
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	23,111	25,208
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,382	2,675
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	14,120	15,736
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,177	4,669
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,975	6,761
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,530	4,145
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,747	6,009
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	7,392	8,808
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	8,920	10,914
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	11,091	12,172
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,990	5,839
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	13,087	12,387
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	4,470	5,748
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	7,700	8,881
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	4,350	4,269
	American Assets Trust LP	3.375%	2/1/31	4,996	5,163
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,052	2,152
114

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	4,733	5,159
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	7,100	7,634
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	5,419	5,909
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	5,041	5,192
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	3,450	3,836
	American Homes 4 Rent LP	4.250%	2/15/28	2,646	2,974
	American Homes 4 Rent LP	4.900%	2/15/29	8,430	9,825
[5]	American Homes 4 Rent LP	3.375%	7/15/51	1,875	1,837
	American Tower Corp.	3.500%	1/31/23	13,745	14,399
	American Tower Corp.	3.000%	6/15/23	2,614	2,738
	American Tower Corp.	0.600%	1/15/24	3,625	3,618
	American Tower Corp.	5.000%	2/15/24	13,790	15,292
	American Tower Corp.	3.375%	5/15/24	11,035	11,807
	American Tower Corp.	2.950%	1/15/25	6,000	6,374
	American Tower Corp.	2.400%	3/15/25	8,277	8,651
	American Tower Corp.	4.000%	6/1/25	17,015	18,732
	American Tower Corp.	1.300%	9/15/25	8,950	8,970
	American Tower Corp.	1.600%	4/15/26	7,248	7,326
	American Tower Corp.	3.375%	10/15/26	20,594	22,410
	American Tower Corp.	2.750%	1/15/27	861	911
	American Tower Corp.	3.125%	1/15/27	10,305	11,040
	American Tower Corp.	3.550%	7/15/27	11,398	12,514
	American Tower Corp.	3.600%	1/15/28	3,065	3,376
	American Tower Corp.	1.500%	1/31/28	9,125	8,888
	American Tower Corp.	3.950%	3/15/29	11,723	13,176
	American Tower Corp.	3.800%	8/15/29	23,988	26,755
	American Tower Corp.	2.900%	1/15/30	13,180	13,856
	American Tower Corp.	2.100%	6/15/30	10,100	9,936
	American Tower Corp.	1.875%	10/15/30	10,330	9,989
	American Tower Corp.	2.700%	4/15/31	6,988	7,219
	American Tower Corp.	3.700%	10/15/49	10,946	11,863
	American Tower Corp.	3.100%	6/15/50	13,839	13,531
	American Tower Corp.	2.950%	1/15/51	7,600	7,237
[3]	AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,479
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	1,605	1,733
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	3,475	3,763
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	10,095	11,026
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	7,217	7,910
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	4,367	4,706
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	2,003	2,150
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	7,641	8,393
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	4,990	5,414
[3]	AvalonBay Communities Inc.	3.300%	6/1/29	3,420	3,736
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	6,521	6,682
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	2,990	3,078
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	4,870	5,692
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	925	1,123
[3]	AvalonBay Communities Inc.	4.350%	4/15/48	3,675	4,602
	Boston Properties LP	3.850%	2/1/23	12,678	13,240
	Boston Properties LP	3.125%	9/1/23	5,635	5,908
	Boston Properties LP	3.800%	2/1/24	4,816	5,155
	Boston Properties LP	3.200%	1/15/25	9,638	10,318
	Boston Properties LP	3.650%	2/1/26	7,886	8,693
	Boston Properties LP	2.750%	10/1/26	7,859	8,392
	Boston Properties LP	4.500%	12/1/28	1,816	2,119
	Boston Properties LP	3.400%	6/21/29	5,841	6,351
115

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boston Properties LP	2.900%	3/15/30	19,455	20,264
Boston Properties LP	3.250%	1/30/31	11,186	11,975
Boston Properties LP	2.550%	4/1/32	7,600	7,643
Brandywine Operating Partnership LP	3.950%	2/15/23	5,780	6,039
Brandywine Operating Partnership LP	3.950%	11/15/27	26,300	28,587
Brixmor Operating Partnership LP	3.250%	9/15/23	4,586	4,819
Brixmor Operating Partnership LP	3.850%	2/1/25	21,567	23,430
Brixmor Operating Partnership LP	4.125%	6/15/26	5,815	6,483
Brixmor Operating Partnership LP	3.900%	3/15/27	2,675	2,940
Brixmor Operating Partnership LP	2.250%	4/1/28	15,951	15,960
Brixmor Operating Partnership LP	4.125%	5/15/29	8,328	9,338
Brixmor Operating Partnership LP	4.050%	7/1/30	11,754	13,179
Camden Property Trust	2.950%	12/15/22	5,006	5,158
Camden Property Trust	4.100%	10/15/28	10,425	11,984
Camden Property Trust	3.150%	7/1/29	10,050	10,946
Camden Property Trust	2.800%	5/15/30	15,870	16,817
Camden Property Trust	3.350%	11/1/49	2,443	2,668
CBRE Services Inc.	4.875%	3/1/26	14,015	16,226
CBRE Services Inc.	2.500%	4/1/31	5,000	5,067
CC Holdings GS V LLC	3.849%	4/15/23	11,887	12,592
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,125	3,371
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	13,175	13,905
Corporate Office Properties LP	2.250%	3/15/26	2,463	2,532
Corporate Office Properties LP	2.750%	4/15/31	3,835	3,865
Crown Castle International Corp.	3.150%	7/15/23	7,495	7,874
Crown Castle International Corp.	3.200%	9/1/24	9,266	9,903
Crown Castle International Corp.	1.350%	7/15/25	4,600	4,632
Crown Castle International Corp.	4.450%	2/15/26	12,663	14,296
Crown Castle International Corp.	3.700%	6/15/26	17,800	19,586
Crown Castle International Corp.	4.000%	3/1/27	8,716	9,759
Crown Castle International Corp.	3.650%	9/1/27	27,063	29,839
Crown Castle International Corp.	3.800%	2/15/28	32,336	35,930
Crown Castle International Corp.	4.300%	2/15/29	4,242	4,883
Crown Castle International Corp.	3.100%	11/15/29	10,050	10,666
Crown Castle International Corp.	3.300%	7/1/30	13,465	14,462
Crown Castle International Corp.	2.250%	1/15/31	10,300	10,164
Crown Castle International Corp.	2.100%	4/1/31	12,920	12,601
Crown Castle International Corp.	2.500%	7/15/31	10,290	10,364
Crown Castle International Corp.	2.900%	4/1/41	16,500	16,027
Crown Castle International Corp.	4.750%	5/15/47	7,889	9,638
Crown Castle International Corp.	5.200%	2/15/49	12,000	15,592
Crown Castle International Corp.	4.000%	11/15/49	2,692	2,995
Crown Castle International Corp.	4.150%	7/1/50	5,873	6,703
Crown Castle International Corp.	3.250%	1/15/51	11,108	11,065
CubeSmart LP	4.375%	12/15/23	7,500	8,105
CubeSmart LP	4.000%	11/15/25	2,900	3,203
CubeSmart LP	3.125%	9/1/26	2,575	2,758
CubeSmart LP	4.375%	2/15/29	3,900	4,461
CubeSmart LP	3.000%	2/15/30	3,250	3,409
CubeSmart LP	2.000%	2/15/31	1,350	1,312
CyrusOne LP	2.900%	11/15/24	6,395	6,751
CyrusOne LP	3.450%	11/15/29	8,952	9,534
CyrusOne LP	2.150%	11/1/30	5,725	5,463
Digital Realty Trust LP	4.750%	10/1/25	6,913	7,860
Digital Realty Trust LP	3.700%	8/15/27	8,047	9,018
Digital Realty Trust LP	4.450%	7/15/28	22,118	25,650
Digital Realty Trust LP	3.600%	7/1/29	34,728	38,611
Duke Realty LP	3.625%	4/15/23	748	782
Duke Realty LP	3.750%	12/1/24	3,405	3,699
Duke Realty LP	3.250%	6/30/26	6,284	6,820
Duke Realty LP	3.375%	12/15/27	6,654	7,320
116

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duke Realty LP	4.000%	9/15/28	3,800	4,331
Duke Realty LP	2.875%	11/15/29	2,154	2,272
Duke Realty LP	1.750%	7/1/30	6,034	5,808
Duke Realty LP	1.750%	2/1/31	2,300	2,213
Duke Realty LP	3.050%	3/1/50	6,770	6,684
Equinix Inc.	2.625%	11/18/24	13,725	14,449
Equinix Inc.	1.250%	7/15/25	18,949	19,004
Equinix Inc.	1.000%	9/15/25	4,855	4,818
Equinix Inc.	1.450%	5/15/26	4,200	4,220
Equinix Inc.	2.900%	11/18/26	12,975	13,891
Equinix Inc.	1.800%	7/15/27	9,475	9,592
Equinix Inc.	1.550%	3/15/28	4,200	4,125
Equinix Inc.	2.000%	5/15/28	3,000	3,009
Equinix Inc.	3.200%	11/18/29	16,908	18,168
Equinix Inc.	2.150%	7/15/30	16,719	16,608
Equinix Inc.	2.500%	5/15/31	10,125	10,303
Equinix Inc.	3.000%	7/15/50	8,725	8,366
Equinix Inc.	2.950%	9/15/51	3,275	3,136
Equinix Inc.	3.400%	2/15/52	6,000	6,167
ERP Operating LP	3.000%	4/15/23	2,628	2,732
ERP Operating LP	3.375%	6/1/25	3,010	3,258
ERP Operating LP	2.850%	11/1/26	8,450	9,039
ERP Operating LP	3.250%	8/1/27	3,926	4,283
ERP Operating LP	3.500%	3/1/28	13,556	14,989
ERP Operating LP	4.150%	12/1/28	4,855	5,579
ERP Operating LP	3.000%	7/1/29	5,939	6,389
ERP Operating LP	2.500%	2/15/30	7,075	7,329
ERP Operating LP	4.500%	7/1/44	9,375	11,813
ERP Operating LP	4.500%	6/1/45	2,500	3,124
ERP Operating LP	4.000%	8/1/47	4,626	5,469
Essential Properties LP	2.950%	7/15/31	4,000	3,998
Essex Portfolio LP	3.250%	5/1/23	3,808	3,972
Essex Portfolio LP	3.875%	5/1/24	600	646
Essex Portfolio LP	3.500%	4/1/25	15,115	16,366
Essex Portfolio LP	3.375%	4/15/26	11,809	12,837
Essex Portfolio LP	3.625%	5/1/27	400	441
Essex Portfolio LP	1.700%	3/1/28	7,825	7,697
Essex Portfolio LP	4.000%	3/1/29	12,695	14,339
Essex Portfolio LP	3.000%	1/15/30	9,350	9,838
Essex Portfolio LP	1.650%	1/15/31	3,250	3,054
Essex Portfolio LP	2.650%	3/15/32	6,335	6,429
Essex Portfolio LP	4.500%	3/15/48	7,290	8,859
Extra Space Storage LP	2.550%	6/1/31	5,670	5,709
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,427
Federal Realty Investment Trust	3.950%	1/15/24	2,157	2,314
Federal Realty Investment Trust	1.250%	2/15/26	250	248
Federal Realty Investment Trust	3.250%	7/15/27	6,100	6,577
Federal Realty Investment Trust	3.200%	6/15/29	6,035	6,485
Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,196
Federal Realty Investment Trust	4.500%	12/1/44	14,908	17,656
GLP Capital LP	5.375%	11/1/23	5,800	6,329
GLP Capital LP	3.350%	9/1/24	7,143	7,568
GLP Capital LP	5.250%	6/1/25	11,296	12,725
GLP Capital LP	5.375%	4/15/26	14,136	16,268
GLP Capital LP	5.750%	6/1/28	1,784	2,123
GLP Capital LP	5.300%	1/15/29	9,669	11,290
GLP Capital LP	4.000%	1/15/30	9,505	10,241
GLP Capital LP	4.000%	1/15/31	10,875	11,728
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,067	4,459
Healthcare Realty Trust Inc.	2.400%	3/15/30	1,250	1,258
Healthcare Realty Trust Inc.	2.050%	3/15/31	2,975	2,885
117

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	9,795	10,762
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,877	6,556
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,932	4,175
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	12,150	11,764
	Healthpeak Properties Inc.	3.400%	2/1/25	3,354	3,603
	Healthpeak Properties Inc.	4.000%	6/1/25	671	741
	Healthpeak Properties Inc.	3.250%	7/15/26	18,391	19,992
	Healthpeak Properties Inc.	3.500%	7/15/29	11,498	12,723
	Healthpeak Properties Inc.	3.000%	1/15/30	17,425	18,483
	Healthpeak Properties Inc.	2.875%	1/15/31	4,625	4,857
	Healthpeak Properties Inc.	6.750%	2/1/41	1,745	2,606
	Highwoods Realty LP	3.875%	3/1/27	7,113	7,816
	Highwoods Realty LP	4.125%	3/15/28	3,268	3,665
	Highwoods Realty LP	4.200%	4/15/29	4,597	5,173
	Highwoods Realty LP	3.050%	2/15/30	5,750	6,019
	Highwoods Realty LP	2.600%	2/1/31	10,225	10,300
[3]	Host Hotels & Resorts LP	3.750%	10/15/23	7,400	7,798
	Host Hotels & Resorts LP	3.875%	4/1/24	4,850	5,180
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	3,743	4,056
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	1,950	2,141
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	12,190	12,803
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	14,500	15,218
	Hudson Pacific Properties LP	3.950%	11/1/27	6,807	7,458
	Hudson Pacific Properties LP	4.650%	4/1/29	4,335	4,994
	Hudson Pacific Properties LP	3.250%	1/15/30	3,300	3,484
	Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,132
	Kilroy Realty LP	3.800%	1/15/23	3,725	3,875
	Kilroy Realty LP	3.450%	12/15/24	5,505	5,881
	Kilroy Realty LP	4.375%	10/1/25	5,075	5,630
	Kilroy Realty LP	4.750%	12/15/28	4,524	5,254
	Kilroy Realty LP	4.250%	8/15/29	1,808	2,040
	Kilroy Realty LP	3.050%	2/15/30	7,140	7,459
	Kilroy Realty LP	2.500%	11/15/32	5,589	5,502
	Kimco Realty Corp.	3.400%	11/1/22	4,484	4,639
	Kimco Realty Corp.	3.125%	6/1/23	3,500	3,652
	Kimco Realty Corp.	2.700%	3/1/24	1,340	1,402
	Kimco Realty Corp.	3.300%	2/1/25	3,433	3,699
	Kimco Realty Corp.	2.800%	10/1/26	5,490	5,826
	Kimco Realty Corp.	3.800%	4/1/27	5,600	6,200
	Kimco Realty Corp.	1.900%	3/1/28	11,650	11,660
	Kimco Realty Corp.	2.700%	10/1/30	5,350	5,511
	Kimco Realty Corp.	4.250%	4/1/45	800	927
	Kimco Realty Corp.	4.125%	12/1/46	635	726
	Kimco Realty Corp.	4.450%	9/1/47	5,220	6,249
	Kimco Realty Corp.	3.700%	10/1/49	1,950	2,106
	Kite Realty Group LP	4.000%	10/1/26	8,575	9,248
	Lexington Realty Trust	2.700%	9/15/30	3,250	3,311
	Life Storage LP	3.500%	7/1/26	18,900	20,683
	Life Storage LP	3.875%	12/15/27	1,000	1,118
	Life Storage LP	4.000%	6/15/29	200	224
	Life Storage LP	2.200%	10/15/30	3,000	2,963
	Mid-America Apartments LP	4.300%	10/15/23	8,424	9,043
	Mid-America Apartments LP	3.750%	6/15/24	4,880	5,273
	Mid-America Apartments LP	3.600%	6/1/27	8,716	9,710
	Mid-America Apartments LP	4.200%	6/15/28	1,191	1,365
	Mid-America Apartments LP	3.950%	3/15/29	1,260	1,431
	Mid-America Apartments LP	2.750%	3/15/30	13,955	14,577
	Mid-America Apartments LP	1.700%	2/15/31	7,525	7,142
	National Health Investors Inc.	3.000%	2/1/31	6,239	6,045
	National Retail Properties Inc.	3.900%	6/15/24	3,875	4,187
	National Retail Properties Inc.	3.600%	12/15/26	2,695	2,945
118

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Retail Properties Inc.	3.500%	10/15/27	13,000	14,075
National Retail Properties Inc.	4.300%	10/15/28	3,311	3,765
National Retail Properties Inc.	2.500%	4/15/30	7,575	7,713
National Retail Properties Inc.	4.800%	10/15/48	4,609	5,730
National Retail Properties Inc.	3.100%	4/15/50	10,210	9,934
National Retail Properties Inc.	3.500%	4/15/51	2,656	2,775
Office Properties Income Trust	4.000%	7/15/22	5,000	5,162
Office Properties Income Trust	4.250%	5/15/24	375	399
Office Properties Income Trust	4.500%	2/1/25	12,675	13,778
Office Properties Income Trust	2.650%	6/15/26	2,457	2,491
Omega Healthcare Investors Inc.	4.375%	8/1/23	17,274	18,422
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,695	5,110
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,003	5,471
Omega Healthcare Investors Inc.	5.250%	1/15/26	9,254	10,560
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,090	9,041
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,830	9,978
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,338	11,059
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,750	23,375
Omega Healthcare Investors Inc.	3.250%	4/15/33	5,200	5,186
Physicians Realty LP	4.300%	3/15/27	6,585	7,431
Physicians Realty LP	3.950%	1/15/28	2,750	3,020
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,685
Piedmont Operating Partnership LP	4.450%	3/15/24	5,595	6,037
Piedmont Operating Partnership LP	3.150%	8/15/30	4,000	4,070
Prologis LP	3.250%	10/1/26	3,433	3,769
Prologis LP	2.125%	4/15/27	10,189	10,619
Prologis LP	3.875%	9/15/28	4,775	5,464
Prologis LP	4.375%	2/1/29	3,755	4,417
Prologis LP	2.250%	4/15/30	21,189	21,626
Prologis LP	1.250%	10/15/30	5,576	5,250
Prologis LP	1.625%	3/15/31	11,751	11,324
Prologis LP	4.375%	9/15/48	4,920	6,205
Prologis LP	3.000%	4/15/50	10,865	11,166
Prologis LP	2.125%	10/15/50	7,100	6,058
Public Storage	2.370%	9/15/22	5,823	5,954
Public Storage	0.875%	2/15/26	395	393
Public Storage	3.094%	9/15/27	5,290	5,808
Public Storage	3.385%	5/1/29	8,575	9,524
Rayonier LP	2.750%	5/17/31	2,000	2,022
Realty Income Corp.	3.875%	7/15/24	4,200	4,549
Realty Income Corp.	3.875%	4/15/25	10,114	11,165
Realty Income Corp.	0.750%	3/15/26	6,825	6,694
Realty Income Corp.	4.125%	10/15/26	15,393	17,451
Realty Income Corp.	3.000%	1/15/27	7,697	8,314
Realty Income Corp.	3.650%	1/15/28	7,578	8,469
Realty Income Corp.	3.250%	6/15/29	9,815	10,694
Realty Income Corp.	3.250%	1/15/31	19,000	20,734
Realty Income Corp.	1.800%	3/15/33	6,650	6,350
Realty Income Corp.	4.650%	3/15/47	10,712	13,915
Regency Centers LP	3.600%	2/1/27	3,950	4,373
Regency Centers LP	4.125%	3/15/28	3,450	3,877
Regency Centers LP	2.950%	9/15/29	8,940	9,418
Regency Centers LP	3.700%	6/15/30	8,510	9,431
Regency Centers LP	4.400%	2/1/47	5,750	6,683
Regency Centers LP	4.650%	3/15/49	3,910	4,738
Retail Properties of America Inc.	4.750%	9/15/30	4,450	4,918
Rexford Industrial Realty LP	2.125%	12/1/30	5,050	4,872
Sabra Health Care LP	4.800%	6/1/24	2,882	3,151
Sabra Health Care LP	5.125%	8/15/26	2,593	2,918
Sabra Health Care LP	3.900%	10/15/29	10,025	10,590
Safehold Operating Partnership LP	2.800%	6/15/31	7,175	7,176
119

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	2.750%	2/1/23	10,294	10,614
	Simon Property Group LP	2.750%	6/1/23	10,274	10,666
	Simon Property Group LP	3.750%	2/1/24	6,908	7,406
	Simon Property Group LP	2.000%	9/13/24	7,175	7,433
	Simon Property Group LP	3.375%	10/1/24	5,050	5,436
	Simon Property Group LP	3.500%	9/1/25	16,393	17,953
	Simon Property Group LP	3.300%	1/15/26	5,267	5,732
	Simon Property Group LP	3.250%	11/30/26	6,182	6,747
	Simon Property Group LP	3.375%	6/15/27	12,713	13,849
	Simon Property Group LP	3.375%	12/1/27	14,084	15,350
	Simon Property Group LP	1.750%	2/1/28	11,150	11,109
	Simon Property Group LP	2.450%	9/13/29	31,220	32,120
	Simon Property Group LP	2.650%	7/15/30	7,325	7,599
	Simon Property Group LP	2.200%	2/1/31	9,210	9,098
	Simon Property Group LP	6.750%	2/1/40	12,603	18,813
	Simon Property Group LP	4.750%	3/15/42	2,871	3,560
	Simon Property Group LP	4.250%	10/1/44	1,594	1,841
	Simon Property Group LP	4.250%	11/30/46	8,250	9,614
	Simon Property Group LP	3.250%	9/13/49	16,660	16,869
	Simon Property Group LP	3.800%	7/15/50	6,497	7,180
	SITE Centers Corp.	3.900%	8/15/24	1,000	1,053
	SITE Centers Corp.	3.625%	2/1/25	7,519	7,934
	SITE Centers Corp.	4.250%	2/1/26	2,940	3,197
	SITE Centers Corp.	4.700%	6/1/27	9,390	10,420
	SL Green Operating Partnership LP	3.250%	10/15/22	5,450	5,609
	SL Green Realty Corp.	4.500%	12/1/22	815	849
	Spirit Realty LP	4.450%	9/15/26	1,274	1,423
	Spirit Realty LP	3.200%	1/15/27	3,407	3,631
	Spirit Realty LP	4.000%	7/15/29	6,210	6,902
	Spirit Realty LP	3.400%	1/15/30	4,670	4,977
	Spirit Realty LP	3.200%	2/15/31	4,560	4,752
	Spirit Realty LP	2.700%	2/15/32	4,375	4,338
	STORE Capital Corp.	4.500%	3/15/28	4,800	5,432
	STORE Capital Corp.	4.625%	3/15/29	4,060	4,629
	STORE Capital Corp.	2.750%	11/18/30	2,025	2,045
	Tanger Properties LP	3.750%	12/1/24	1,325	1,409
	Tanger Properties LP	3.125%	9/1/26	6,100	6,393
	Tanger Properties LP	3.875%	7/15/27	3,300	3,573
[3]	UDR Inc.	2.950%	9/1/26	8,930	9,550
[3]	UDR Inc.	3.500%	7/1/27	3,300	3,613
[3]	UDR Inc.	3.500%	1/15/28	6,670	7,297
[3]	UDR Inc.	3.200%	1/15/30	2,500	2,705
	UDR Inc.	3.000%	8/15/31	6,433	6,760
[3]	UDR Inc.	2.100%	8/1/32	4,325	4,156
[3]	UDR Inc.	1.900%	3/15/33	7,300	6,842
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,778
	UDR Inc.	3.100%	11/1/34	6,225	6,538
	Ventas Realty LP	3.125%	6/15/23	8,266	8,616
	Ventas Realty LP	3.500%	4/15/24	3,391	3,631
	Ventas Realty LP	3.750%	5/1/24	2,300	2,468
	Ventas Realty LP	2.650%	1/15/25	8,655	9,110
	Ventas Realty LP	3.500%	2/1/25	1,552	1,677
	Ventas Realty LP	4.125%	1/15/26	2,816	3,151
	Ventas Realty LP	3.250%	10/15/26	1,825	1,986
	Ventas Realty LP	3.850%	4/1/27	4,555	5,092
	Ventas Realty LP	4.000%	3/1/28	13,905	15,634
	Ventas Realty LP	4.400%	1/15/29	6,325	7,267
	Ventas Realty LP	3.000%	1/15/30	6,990	7,309
	Ventas Realty LP	4.750%	11/15/30	6,556	7,806
	Ventas Realty LP	5.700%	9/30/43	3,775	4,993
	Ventas Realty LP	4.375%	2/1/45	3,030	3,441
120

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP	4.875%	4/15/49	4,535	5,619
VEREIT Operating Partnership LP	4.600%	2/6/24	6,561	7,156
VEREIT Operating Partnership LP	4.625%	11/1/25	9,338	10,584
VEREIT Operating Partnership LP	4.875%	6/1/26	5,320	6,141
VEREIT Operating Partnership LP	3.950%	8/15/27	10,487	11,816
VEREIT Operating Partnership LP	3.400%	1/15/28	4,325	4,715
VEREIT Operating Partnership LP	2.200%	6/15/28	2,797	2,844
VEREIT Operating Partnership LP	3.100%	12/15/29	13,690	14,661
VEREIT Operating Partnership LP	2.850%	12/15/32	6,250	6,536
Vornado Realty LP	3.500%	1/15/25	4,400	4,684
Vornado Realty LP	3.400%	6/1/31	2,000	2,062
Washington REIT	3.950%	10/15/22	2,300	2,376
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,311
Weingarten Realty Investors	3.500%	4/15/23	5,250	5,477
Weingarten Realty Investors	4.450%	1/15/24	1,175	1,264
Weingarten Realty Investors	3.850%	6/1/25	600	649
Welltower Inc.	4.500%	1/15/24	1,892	2,050
Welltower Inc.	3.625%	3/15/24	15,087	16,202
Welltower Inc.	4.000%	6/1/25	15,855	17,501
Welltower Inc.	4.250%	4/1/26	21,009	23,695
Welltower Inc.	2.700%	2/15/27	8,100	8,595
Welltower Inc.	4.250%	4/15/28	2,525	2,893
Welltower Inc.	4.125%	3/15/29	15,300	17,369
Welltower Inc.	3.100%	1/15/30	12,680	13,513
Welltower Inc.	2.750%	1/15/31	15,900	16,410
Welltower Inc.	6.500%	3/15/41	5,797	8,275
Welltower Inc.	5.125%	3/15/43	1,260	1,551
Welltower Inc.	4.950%	9/1/48	2,937	3,760
Weyerhaeuser Co.	8.500%	1/15/25	2,984	3,727
Weyerhaeuser Co.	4.000%	11/15/29	11,400	13,012
Weyerhaeuser Co.	4.000%	4/15/30	10,399	11,839
Weyerhaeuser Co.	7.375%	3/15/32	11,340	16,346
Weyerhaeuser Co.	6.875%	12/15/33	3,275	4,540
WP Carey Inc.	4.600%	4/1/24	8,701	9,516
WP Carey Inc.	4.000%	2/1/25	1,800	1,963
WP Carey Inc.	4.250%	10/1/26	5,007	5,629
WP Carey Inc.	3.850%	7/15/29	3,845	4,266
WP Carey Inc.	2.250%	4/1/33	15,225	14,650
				3,311,209
Technology (2.49%)
Adobe Inc.	1.700%	2/1/23	4,633	4,737
Adobe Inc.	1.900%	2/1/25	1,911	1,986
Adobe Inc.	3.250%	2/1/25	15,492	16,780
Adobe Inc.	2.150%	2/1/27	12,556	13,152
Adobe Inc.	2.300%	2/1/30	17,755	18,485
Altera Corp.	4.100%	11/15/23	7,729	8,388
Amdocs Ltd.	2.538%	6/15/30	9,000	9,021
Analog Devices Inc.	2.875%	6/1/23	14,050	14,623
Analog Devices Inc.	3.125%	12/5/23	10,898	11,535
Analog Devices Inc.	2.950%	4/1/25	4,602	4,924
Analog Devices Inc.	3.900%	12/15/25	2,714	3,020
Analog Devices Inc.	3.500%	12/5/26	12,517	13,870
Analog Devices Inc.	5.300%	12/15/45	1,174	1,581
Apple Inc.	1.700%	9/11/22	326	332
Apple Inc.	2.100%	9/12/22	5,665	5,782
Apple Inc.	2.400%	1/13/23	14,975	15,445
Apple Inc.	2.850%	2/23/23	21,793	22,631
Apple Inc.	2.400%	5/3/23	65,668	68,132
Apple Inc.	0.750%	5/11/23	21,675	21,855
Apple Inc.	3.000%	2/9/24	6,511	6,908
Apple Inc.	3.450%	5/6/24	21,967	23,778
121

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	2.850%	5/11/24	32,207	34,192
Apple Inc.	1.800%	9/11/24	10,996	11,412
Apple Inc.	2.750%	1/13/25	22,603	24,166
Apple Inc.	2.500%	2/9/25	23,308	24,727
Apple Inc.	1.125%	5/11/25	41,609	42,106
Apple Inc.	3.200%	5/13/25	26,968	29,406
Apple Inc.	0.550%	8/20/25	14,447	14,288
Apple Inc.	0.700%	2/8/26	33,665	33,295
Apple Inc.	3.250%	2/23/26	34,376	37,749
Apple Inc.	2.450%	8/4/26	47,592	50,624
Apple Inc.	2.050%	9/11/26	14,031	14,679
Apple Inc.	3.350%	2/9/27	34,516	38,314
Apple Inc.	3.200%	5/11/27	48,532	53,610
Apple Inc.	3.000%	6/20/27	3,250	3,571
Apple Inc.	2.900%	9/12/27	40,851	44,532
Apple Inc.	3.000%	11/13/27	14,529	15,903
Apple Inc.	1.200%	2/8/28	33,456	32,958
Apple Inc.	2.200%	9/11/29	25,790	26,831
Apple Inc.	1.650%	5/11/30	24,940	24,722
Apple Inc.	1.250%	8/20/30	16,000	15,343
Apple Inc.	1.650%	2/8/31	36,500	35,919
Apple Inc.	4.500%	2/23/36	18,249	23,044
Apple Inc.	2.375%	2/8/41	18,677	18,170
Apple Inc.	3.850%	5/4/43	41,450	49,335
Apple Inc.	4.450%	5/6/44	11,605	14,958
Apple Inc.	3.450%	2/9/45	26,988	30,268
Apple Inc.	4.375%	5/13/45	17,615	22,455
Apple Inc.	4.650%	2/23/46	50,942	67,594
Apple Inc.	3.850%	8/4/46	30,014	35,650
Apple Inc.	4.250%	2/9/47	13,639	17,175
Apple Inc.	3.750%	9/12/47	19,540	22,930
Apple Inc.	3.750%	11/13/47	16,483	19,312
Apple Inc.	2.950%	9/11/49	22,999	23,847
Apple Inc.	2.650%	5/11/50	37,657	36,908
Apple Inc.	2.400%	8/20/50	16,584	15,630
Apple Inc.	2.650%	2/8/51	31,275	30,681
Apple Inc.	2.550%	8/20/60	23,410	21,831
Apple Inc.	2.800%	2/8/61	25,100	24,552
Applied Materials Inc.	3.900%	10/1/25	16,205	18,089
Applied Materials Inc.	3.300%	4/1/27	17,427	19,271
Applied Materials Inc.	1.750%	6/1/30	10,100	9,998
Applied Materials Inc.	5.100%	10/1/35	7,690	10,159
Applied Materials Inc.	5.850%	6/15/41	8,411	12,383
Applied Materials Inc.	4.350%	4/1/47	8,150	10,384
Applied Materials Inc.	2.750%	6/1/50	15,635	15,588
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,266
Arrow Electronics Inc.	3.250%	9/8/24	9,054	9,637
Arrow Electronics Inc.	4.000%	4/1/25	4,487	4,869
Arrow Electronics Inc.	3.875%	1/12/28	6,800	7,617
Autodesk Inc.	3.600%	12/15/22	1,725	1,786
Autodesk Inc.	4.375%	6/15/25	3,538	3,956
Autodesk Inc.	3.500%	6/15/27	9,760	10,753
Autodesk Inc.	2.850%	1/15/30	6,675	7,038
Automatic Data Processing Inc.	3.375%	9/15/25	19,505	21,386
Automatic Data Processing Inc.	1.700%	5/15/28	10,915	11,005
Automatic Data Processing Inc.	1.250%	9/1/30	12,300	11,750
Avnet Inc.	4.875%	12/1/22	6,870	7,265
Avnet Inc.	4.625%	4/15/26	6,730	7,581
Avnet Inc.	3.000%	5/15/31	3,000	2,993
Broadcom Corp.	3.875%	1/15/27	50,577	55,899
Broadcom Corp.	3.500%	1/15/28	16,415	18,008
122

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	2.250%	11/15/23	12,000	12,415
	Broadcom Inc.	4.700%	4/15/25	20,325	22,875
	Broadcom Inc.	3.150%	11/15/25	20,339	21,816
	Broadcom Inc.	4.250%	4/15/26	32,000	35,885
	Broadcom Inc.	3.459%	9/15/26	25,480	27,732
[3,7]	Broadcom Inc.	1.950%	2/15/28	9,000	9,004
	Broadcom Inc.	4.110%	9/15/28	26,746	30,069
	Broadcom Inc.	4.750%	4/15/29	26,265	30,553
	Broadcom Inc.	5.000%	4/15/30	30,565	36,128
	Broadcom Inc.	4.150%	11/15/30	38,211	42,879
[3,7]	Broadcom Inc.	2.450%	2/15/31	31,650	31,147
	Broadcom Inc.	4.300%	11/15/32	26,750	30,458
[3,7]	Broadcom Inc.	2.600%	2/15/33	15,200	14,901
[3,7]	Broadcom Inc.	3.419%	4/15/33	31,791	33,520
[3,7]	Broadcom Inc.	3.469%	4/15/34	39,038	41,318
[3,7]	Broadcom Inc.	3.500%	2/15/41	29,650	30,427
[3,7]	Broadcom Inc.	3.750%	2/15/51	16,500	17,243
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,450	8,182
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	9,556	10,101
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	12,754	12,998
	CA Inc.	4.700%	3/15/27	1,450	1,627
	Cadence Design Systems Inc.	4.375%	10/15/24	4,254	4,679
	Cintas Corp. No. 2	3.700%	4/1/27	12,355	13,830
	Cisco Systems Inc.	2.600%	2/28/23	2,908	3,019
	Cisco Systems Inc.	2.200%	9/20/23	11,815	12,262
	Cisco Systems Inc.	3.625%	3/4/24	15,482	16,754
	Cisco Systems Inc.	3.500%	6/15/25	5,504	6,078
	Cisco Systems Inc.	2.950%	2/28/26	6,805	7,405
	Cisco Systems Inc.	2.500%	9/20/26	6,881	7,383
	Cisco Systems Inc.	5.900%	2/15/39	20,974	30,527
	Cisco Systems Inc.	5.500%	1/15/40	26,707	37,786
	Citrix Systems Inc.	1.250%	3/1/26	10,825	10,702
	Citrix Systems Inc.	4.500%	12/1/27	10,693	12,140
	Citrix Systems Inc.	3.300%	3/1/30	8,260	8,695
	Corning Inc.	4.700%	3/15/37	5,761	6,871
	Corning Inc.	5.750%	8/15/40	10,449	14,187
	Corning Inc.	4.750%	3/15/42	6,050	7,569
	Corning Inc.	5.350%	11/15/48	5,711	7,703
	Corning Inc.	3.900%	11/15/49	650	736
	Corning Inc.	4.375%	11/15/57	10,194	12,148
	Corning Inc.	5.850%	11/15/68	4,970	7,167
	Corning Inc.	5.450%	11/15/79	9,360	13,075
	Dell International LLC	5.450%	6/15/23	42,098	45,666
	Dell International LLC	4.000%	7/15/24	12,550	13,642
	Dell International LLC	5.850%	7/15/25	13,292	15,600
	Dell International LLC	6.020%	6/15/26	58,961	70,715
	Dell International LLC	4.900%	10/1/26	15,500	17,886
	Dell International LLC	6.100%	7/15/27	7,749	9,494
	Dell International LLC	5.300%	10/1/29	23,640	28,512
	Dell International LLC	6.200%	7/15/30	13,400	17,229
	Dell International LLC	8.100%	7/15/36	24,316	37,191
	Dell International LLC	8.350%	7/15/46	26,890	43,993
	DXC Technology Co.	4.250%	4/15/24	13,560	14,678
	DXC Technology Co.	4.125%	4/15/25	14,865	16,336
	DXC Technology Co.	4.750%	4/15/27	4,001	4,587
	Equifax Inc.	3.300%	12/15/22	4,850	5,016
	Equifax Inc.	3.950%	6/15/23	3,911	4,155
	Equifax Inc.	2.600%	12/1/24	5,271	5,556
	Equifax Inc.	2.600%	12/15/25	5,780	6,090
	Equifax Inc.	3.100%	5/15/30	10,247	11,028
	Fidelity National Information Services Inc.	0.375%	3/1/23	10,150	10,141
123

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fidelity National Information Services Inc.	0.600%	3/1/24	9,300	9,285
	Fidelity National Information Services Inc.	1.150%	3/1/26	14,725	14,609
	Fidelity National Information Services Inc.	1.650%	3/1/28	9,390	9,333
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,474	7,296
	Fidelity National Information Services Inc.	2.250%	3/1/31	17,525	17,498
	Fidelity National Information Services Inc.	3.100%	3/1/41	11,000	11,301
	Fidelity National Information Services Inc.	4.500%	8/15/46	2,095	2,565
	Fiserv Inc.	3.500%	10/1/22	11,111	11,448
	Fiserv Inc.	3.800%	10/1/23	16,752	17,928
	Fiserv Inc.	2.750%	7/1/24	31,389	33,099
	Fiserv Inc.	3.850%	6/1/25	30,427	33,473
	Fiserv Inc.	3.200%	7/1/26	20,350	22,046
	Fiserv Inc.	2.250%	6/1/27	14,245	14,783
	Fiserv Inc.	4.200%	10/1/28	13,010	14,965
	Fiserv Inc.	3.500%	7/1/29	38,830	42,745
	Fiserv Inc.	2.650%	6/1/30	13,600	14,080
	Fiserv Inc.	4.400%	7/1/49	27,283	32,866
	Flex Ltd.	5.000%	2/15/23	8,645	9,216
	Flex Ltd.	3.750%	2/1/26	5,429	5,916
	Flex Ltd.	4.875%	6/15/29	11,426	13,198
	Flex Ltd.	4.875%	5/12/30	3,075	3,568
	FLIR Systems Inc.	2.500%	8/1/30	6,600	6,634
	Fortinet Inc.	1.000%	3/15/26	6,525	6,459
	Fortinet Inc.	2.200%	3/15/31	6,500	6,489
	Harman International Industries Inc.	4.150%	5/15/25	5,436	6,013
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	24,450	25,518
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,600	6,791
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	15,175	16,420
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	9,475	9,635
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	14,929	16,594
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	30,225	34,417
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,455	4,507
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	9,914	13,455
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	26,924	36,356
	HP Inc.	4.050%	9/15/22	2,100	2,190
	HP Inc.	2.200%	6/17/25	21,125	21,930
[3,7]	HP Inc.	1.450%	6/17/26	13,330	13,260
	HP Inc.	3.000%	6/17/27	30,128	32,289
	HP Inc.	3.400%	6/17/30	23,125	24,777
[3,7]	HP Inc.	2.650%	6/17/31	13,000	13,012
	HP Inc.	6.000%	9/15/41	13,540	17,808
	Hubbell Inc.	3.350%	3/1/26	4,851	5,244
	Hubbell Inc.	3.150%	8/15/27	3,200	3,434
	Hubbell Inc.	3.500%	2/15/28	12,120	13,289
	Hubbell Inc.	2.300%	3/15/31	3,000	3,012
	IHS Markit Ltd.	3.625%	5/1/24	5,170	5,550
	IHS Markit Ltd.	4.750%	8/1/28	9,835	11,583
	IHS Markit Ltd.	4.250%	5/1/29	8,382	9,691
	Intel Corp.	3.100%	7/29/22	16,996	17,528
	Intel Corp.	2.700%	12/15/22	28,112	29,124
	Intel Corp.	2.875%	5/11/24	14,775	15,709
	Intel Corp.	3.400%	3/25/25	19,375	21,151
	Intel Corp.	3.700%	7/29/25	30,748	33,977
	Intel Corp.	2.600%	5/19/26	22,777	24,359
	Intel Corp.	3.750%	3/25/27	14,500	16,378
	Intel Corp.	2.450%	11/15/29	27,000	28,438
	Intel Corp.	3.900%	3/25/30	19,485	22,656
	Intel Corp.	4.000%	12/15/32	12,497	15,052
	Intel Corp.	4.600%	3/25/40	4,891	6,190
	Intel Corp.	4.800%	10/1/41	13,084	17,042
	Intel Corp.	4.250%	12/15/42	7,266	8,914
124

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.900%	7/29/45	3,313	4,423
	Intel Corp.	4.100%	5/19/46	15,697	18,858
	Intel Corp.	4.100%	5/11/47	14,935	17,917
	Intel Corp.	3.734%	12/8/47	43,689	49,853
	Intel Corp.	3.250%	11/15/49	20,421	21,764
	Intel Corp.	4.750%	3/25/50	29,780	39,540
	Intel Corp.	3.100%	2/15/60	12,350	12,616
	Intel Corp.	4.950%	3/25/60	9,176	12,966
	International Business Machines Corp.	2.500%	1/27/22	11,060	11,204
	International Business Machines Corp.	1.875%	8/1/22	16,208	16,479
	International Business Machines Corp.	2.875%	11/9/22	23,085	23,886
	International Business Machines Corp.	3.375%	8/1/23	25,440	27,007
	International Business Machines Corp.	3.625%	2/12/24	23,975	25,821
	International Business Machines Corp.	3.000%	5/15/24	37,650	40,123
	International Business Machines Corp.	7.000%	10/30/25	6,765	8,475
	International Business Machines Corp.	3.450%	2/19/26	17,267	19,061
	International Business Machines Corp.	3.300%	5/15/26	53,000	58,285
	International Business Machines Corp.	3.300%	1/27/27	1,500	1,647
	International Business Machines Corp.	1.700%	5/15/27	7,500	7,597
	International Business Machines Corp.	6.220%	8/1/27	5,550	7,028
	International Business Machines Corp.	6.500%	1/15/28	1,520	1,976
	International Business Machines Corp.	3.500%	5/15/29	33,300	37,280
	International Business Machines Corp.	1.950%	5/15/30	23,080	23,058
	International Business Machines Corp.	5.875%	11/29/32	6,448	8,834
	International Business Machines Corp.	4.150%	5/15/39	26,500	31,487
	International Business Machines Corp.	5.600%	11/30/39	4,685	6,552
	International Business Machines Corp.	2.850%	5/15/40	21,000	21,232
	International Business Machines Corp.	4.000%	6/20/42	22,410	26,257
	International Business Machines Corp.	4.250%	5/15/49	36,340	44,949
	International Business Machines Corp.	2.950%	5/15/50	18,140	18,195
	Intuit Inc.	0.650%	7/15/23	3,740	3,759
	Intuit Inc.	0.950%	7/15/25	8,100	8,117
	Intuit Inc.	1.350%	7/15/27	7,775	7,769
	Intuit Inc.	1.650%	7/15/30	6,898	6,793
	Jabil Inc.	4.700%	9/15/22	2,536	2,660
	Jabil Inc.	1.700%	4/15/26	6,000	6,043
	Jabil Inc.	3.950%	1/12/28	9,235	10,269
	Jabil Inc.	3.600%	1/15/30	6,695	7,248
	Jabil Inc.	3.000%	1/15/31	8,868	9,123
	Juniper Networks Inc.	1.200%	12/10/25	3,425	3,421
	Juniper Networks Inc.	3.750%	8/15/29	6,885	7,664
	Juniper Networks Inc.	2.000%	12/10/30	3,700	3,551
	Juniper Networks Inc.	5.950%	3/15/41	6,531	8,694
	KLA Corp.	4.650%	11/1/24	18,237	20,364
	KLA Corp.	4.100%	3/15/29	19,002	21,908
	KLA Corp.	5.000%	3/15/49	5,420	7,319
	KLA Corp.	3.300%	3/1/50	9,460	10,051
	Lam Research Corp.	3.800%	3/15/25	6,154	6,772
	Lam Research Corp.	3.750%	3/15/26	12,400	13,893
	Lam Research Corp.	4.000%	3/15/29	12,650	14,713
	Lam Research Corp.	1.900%	6/15/30	10,315	10,354
	Lam Research Corp.	4.875%	3/15/49	11,035	14,935
	Lam Research Corp.	2.875%	6/15/50	9,025	9,132
	Lam Research Corp.	3.125%	6/15/60	4,050	4,223
	Legrand France SA	8.500%	2/15/25	5,195	6,566
	Leidos Inc.	2.950%	5/15/23	7,400	7,694
	Leidos Inc.	3.625%	5/15/25	6,500	7,059
	Leidos Inc.	4.375%	5/15/30	11,300	12,821
	Leidos Inc.	2.300%	2/15/31	12,500	12,247
[3,7]	Marvell Technology Inc.	4.200%	6/22/23	6,867	7,304
[3,7]	Marvell Technology Inc.	2.450%	4/15/28	6,671	6,799
125

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	Marvell Technology Inc.	4.875%	6/22/28	7,294	8,425
[3,7]	Marvell Technology Inc.	2.950%	4/15/31	3,400	3,525
	Maxim Integrated Products Inc.	3.375%	3/15/23	6,316	6,580
	Maxim Integrated Products Inc.	3.450%	6/15/27	5,958	6,574
	Microchip Technology Inc.	4.333%	6/1/23	8,000	8,530
	Micron Technology Inc.	4.640%	2/6/24	5,050	5,532
	Micron Technology Inc.	4.975%	2/6/26	4,739	5,448
	Micron Technology Inc.	4.185%	2/15/27	20,833	23,524
	Micron Technology Inc.	5.327%	2/6/29	11,008	13,313
	Micron Technology Inc.	4.663%	2/15/30	9,375	10,915
	Microsoft Corp.	2.650%	11/3/22	15,118	15,535
	Microsoft Corp.	2.125%	11/15/22	1,515	1,554
	Microsoft Corp.	2.000%	8/8/23	13,197	13,629
	Microsoft Corp.	3.625%	12/15/23	6,990	7,498
	Microsoft Corp.	2.875%	2/6/24	34,621	36,634
	Microsoft Corp.	2.700%	2/12/25	24,074	25,780
	Microsoft Corp.	3.125%	11/3/25	40,467	44,156
	Microsoft Corp.	2.400%	8/8/26	56,268	59,963
	Microsoft Corp.	3.300%	2/6/27	56,886	63,311
	Microsoft Corp.	3.500%	2/12/35	20,090	23,288
	Microsoft Corp.	4.200%	11/3/35	1,700	2,110
	Microsoft Corp.	3.450%	8/8/36	35,530	41,062
	Microsoft Corp.	4.100%	2/6/37	16,425	20,260
	Microsoft Corp.	5.300%	2/8/41	500	711
	Microsoft Corp.	3.750%	2/12/45	685	821
	Microsoft Corp.	3.700%	8/8/46	50,435	60,900
	Microsoft Corp.	2.525%	6/1/50	89,530	87,978
	Microsoft Corp.	2.921%	3/17/52	103,218	109,488
	Microsoft Corp.	3.950%	8/8/56	350	440
	Microsoft Corp.	2.675%	6/1/60	58,047	57,794
	Microsoft Corp.	3.041%	3/17/62	43,865	46,902
	Moody's Corp.	4.500%	9/1/22	17,135	17,774
	Moody's Corp.	2.625%	1/15/23	3,153	3,255
	Moody's Corp.	4.875%	2/15/24	8,734	9,589
	Moody's Corp.	3.750%	3/24/25	5,012	5,500
	Moody's Corp.	3.250%	1/15/28	6,372	6,979
	Moody's Corp.	4.250%	2/1/29	1,850	2,143
	Moody's Corp.	5.250%	7/15/44	8,425	11,364
	Moody's Corp.	4.875%	12/17/48	299	393
	Moody's Corp.	3.250%	5/20/50	5,360	5,607
	Moody's Corp.	2.550%	8/18/60	7,375	6,551
	Motorola Solutions Inc.	4.000%	9/1/24	8,216	8,996
	Motorola Solutions Inc.	4.600%	2/23/28	10,450	12,177
	Motorola Solutions Inc.	4.600%	5/23/29	2,195	2,560
	Motorola Solutions Inc.	2.300%	11/15/30	6,050	5,951
	Motorola Solutions Inc.	2.750%	5/24/31	8,000	8,165
	Motorola Solutions Inc.	5.500%	9/1/44	6,425	8,392
	NetApp Inc.	3.300%	9/29/24	6,853	7,339
	NetApp Inc.	1.875%	6/22/25	6,110	6,286
	NetApp Inc.	2.375%	6/22/27	6,700	7,033
	NetApp Inc.	2.700%	6/22/30	11,916	12,429
	NVIDIA Corp.	0.309%	6/15/23	16,000	16,003
	NVIDIA Corp.	0.584%	6/14/24	6,000	6,003
	NVIDIA Corp.	3.200%	9/16/26	21,897	24,098
	NVIDIA Corp.	1.550%	6/15/28	15,650	15,592
	NVIDIA Corp.	2.850%	4/1/30	17,065	18,476
	NVIDIA Corp.	2.000%	6/15/31	16,590	16,608
	NVIDIA Corp.	3.500%	4/1/40	16,600	18,814
	NVIDIA Corp.	3.500%	4/1/50	28,605	32,349
	NVIDIA Corp.	3.700%	4/1/60	7,488	8,871
[3,7]	NXP BV	4.875%	3/1/24	10,440	11,494
126

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	NXP BV	2.700%	5/1/25	5,153	5,433
[3,7]	NXP BV	5.350%	3/1/26	4,315	5,033
[3,7]	NXP BV	3.875%	6/18/26	5,965	6,605
[3,7]	NXP BV	3.150%	5/1/27	8,150	8,732
[3,7]	NXP BV	5.550%	12/1/28	12,394	15,196
[3,7]	NXP BV	4.300%	6/18/29	18,840	21,621
[3,7]	NXP BV	3.400%	5/1/30	14,314	15,604
[3,7]	NXP BV	2.500%	5/11/31	14,125	14,322
[3,7]	NXP BV	3.250%	5/11/41	13,600	13,945
	Oracle Corp.	1.900%	9/15/21	35,793	35,864
	Oracle Corp.	2.500%	10/15/22	18,206	18,692
	Oracle Corp.	2.625%	2/15/23	12,936	13,377
	Oracle Corp.	3.625%	7/15/23	3,104	3,298
	Oracle Corp.	2.400%	9/15/23	30,216	31,345
	Oracle Corp.	3.400%	7/8/24	25,333	27,162
	Oracle Corp.	2.950%	11/15/24	35,973	38,326
	Oracle Corp.	2.500%	4/1/25	55,976	58,799
	Oracle Corp.	2.950%	5/15/25	29,111	31,002
	Oracle Corp.	1.650%	3/25/26	40,550	41,112
	Oracle Corp.	2.650%	7/15/26	59,954	63,277
	Oracle Corp.	2.800%	4/1/27	33,945	35,992
	Oracle Corp.	3.250%	11/15/27	7,847	8,523
	Oracle Corp.	2.300%	3/25/28	27,625	28,366
	Oracle Corp.	2.950%	4/1/30	47,268	49,819
	Oracle Corp.	3.250%	5/15/30	2,200	2,373
	Oracle Corp.	2.875%	3/25/31	43,325	45,114
	Oracle Corp.	4.300%	7/8/34	31,833	36,970
	Oracle Corp.	3.900%	5/15/35	8,397	9,396
	Oracle Corp.	3.850%	7/15/36	24,585	27,162
	Oracle Corp.	3.800%	11/15/37	23,309	25,556
	Oracle Corp.	6.500%	4/15/38	13,937	19,760
	Oracle Corp.	6.125%	7/8/39	7,007	9,704
	Oracle Corp.	3.600%	4/1/40	44,242	46,671
	Oracle Corp.	5.375%	7/15/40	30,203	39,144
	Oracle Corp.	3.650%	3/25/41	32,161	34,160
	Oracle Corp.	4.500%	7/8/44	16,525	19,304
	Oracle Corp.	4.125%	5/15/45	26,132	29,098
	Oracle Corp.	4.000%	7/15/46	42,028	45,668
	Oracle Corp.	4.000%	11/15/47	31,442	34,277
	Oracle Corp.	3.600%	4/1/50	62,139	63,845
	Oracle Corp.	3.950%	3/25/51	34,639	37,850
	Oracle Corp.	4.375%	5/15/55	17,006	19,726
	Oracle Corp.	3.850%	4/1/60	48,225	51,061
	Oracle Corp.	4.100%	3/25/61	15,475	17,150
	QUALCOMM Inc.	2.600%	1/30/23	8,867	9,182
	QUALCOMM Inc.	2.900%	5/20/24	15,040	15,981
	QUALCOMM Inc.	3.450%	5/20/25	15,428	16,930
	QUALCOMM Inc.	3.250%	5/20/27	23,979	26,480
	QUALCOMM Inc.	1.300%	5/20/28	32,602	31,910
	QUALCOMM Inc.	2.150%	5/20/30	7,516	7,692
	QUALCOMM Inc.	1.650%	5/20/32	22,005	21,041
	QUALCOMM Inc.	4.650%	5/20/35	11,351	14,402
	QUALCOMM Inc.	4.800%	5/20/45	20,092	26,701
	QUALCOMM Inc.	4.300%	5/20/47	19,063	24,001
	QUALCOMM Inc.	3.250%	5/20/50	7,975	8,599
	Quanta Services Inc.	2.900%	10/1/30	12,925	13,407
	RELX Capital Inc.	3.500%	3/16/23	11,797	12,376
	RELX Capital Inc.	4.000%	3/18/29	2,510	2,851
	RELX Capital Inc.	3.000%	5/22/30	8,705	9,302
	Roper Technologies Inc.	0.450%	8/15/22	1,900	1,901
	Roper Technologies Inc.	3.125%	11/15/22	6,565	6,764
127

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	3.650%	9/15/23	2,000	2,133
	Roper Technologies Inc.	2.350%	9/15/24	3,668	3,843
	Roper Technologies Inc.	1.000%	9/15/25	9,093	9,036
	Roper Technologies Inc.	3.850%	12/15/25	2,300	2,550
	Roper Technologies Inc.	3.800%	12/15/26	4,200	4,688
	Roper Technologies Inc.	1.400%	9/15/27	11,000	10,830
	Roper Technologies Inc.	4.200%	9/15/28	14,149	16,280
	Roper Technologies Inc.	2.950%	9/15/29	14,250	15,240
	Roper Technologies Inc.	2.000%	6/30/30	11,225	11,068
	Roper Technologies Inc.	1.750%	2/15/31	13,350	12,833
	S&P Global Inc.	4.000%	6/15/25	11,397	12,677
	S&P Global Inc.	2.950%	1/22/27	2,180	2,354
	S&P Global Inc.	2.500%	12/1/29	10,920	11,466
	S&P Global Inc.	1.250%	8/15/30	8,250	7,817
	S&P Global Inc.	3.250%	12/1/49	8,826	9,509
	S&P Global Inc.	2.300%	8/15/60	12,033	10,332
	salesforce.com Inc.	3.250%	4/11/23	14,150	14,845
	salesforce.com Inc.	3.700%	4/11/28	18,931	21,553
[5]	salesforce.com Inc.	1.500%	7/15/28	7,000	6,999
[5]	salesforce.com Inc.	1.950%	7/15/31	20,000	20,031
[5]	salesforce.com Inc.	2.700%	7/15/41	10,000	10,063
[5]	salesforce.com Inc.	2.900%	7/15/51	22,300	22,533
[5]	salesforce.com Inc.	3.050%	7/15/61	12,000	12,195
	ServiceNow Inc.	1.400%	9/1/30	19,975	18,742
	Skyworks Solutions Inc.	1.800%	6/1/26	7,650	7,758
	Skyworks Solutions Inc.	3.000%	6/1/31	7,520	7,705
	Texas Instruments Inc.	2.250%	5/1/23	150	154
	Texas Instruments Inc.	2.625%	5/15/24	3,750	3,957
	Texas Instruments Inc.	1.375%	3/12/25	12,145	12,402
	Texas Instruments Inc.	2.900%	11/3/27	12,483	13,596
	Texas Instruments Inc.	2.250%	9/4/29	16,400	17,075
	Texas Instruments Inc.	1.750%	5/4/30	9,420	9,364
	Texas Instruments Inc.	3.875%	3/15/39	9,335	11,207
	Texas Instruments Inc.	4.150%	5/15/48	19,061	24,160
	Verisk Analytics Inc.	4.125%	9/12/22	6,465	6,740
	Verisk Analytics Inc.	4.000%	6/15/25	11,602	12,837
	Verisk Analytics Inc.	4.125%	3/15/29	9,341	10,616
	Verisk Analytics Inc.	5.500%	6/15/45	4,900	6,610
	Verisk Analytics Inc.	3.625%	5/15/50	8,825	9,441
	VMware Inc.	2.950%	8/21/22	21,568	22,132
	VMware Inc.	4.500%	5/15/25	20,725	23,164
	VMware Inc.	4.650%	5/15/27	11,003	12,625
	VMware Inc.	3.900%	8/21/27	27,194	30,222
	VMware Inc.	4.700%	5/15/30	13,379	15,838
	Xilinx Inc.	2.950%	6/1/24	9,075	9,606
	Xilinx Inc.	2.375%	6/1/30	10,850	11,022
					7,788,343
Utilities (2.37%)
	AEP Texas Inc.	2.400%	10/1/22	4,160	4,254
	AEP Texas Inc.	3.950%	6/1/28	12,350	13,918
[3]	AEP Texas Inc.	2.100%	7/1/30	5,134	5,041
	AEP Texas Inc.	3.800%	10/1/47	6,700	7,319
[3]	AEP Texas Inc.	3.450%	1/15/50	5,778	5,992
	AEP Transmission Co. LLC	3.100%	12/1/26	4,665	5,068
	AEP Transmission Co. LLC	4.000%	12/1/46	5,490	6,474
	AEP Transmission Co. LLC	3.750%	12/1/47	6,800	7,784
	AEP Transmission Co. LLC	4.250%	9/15/48	4,244	5,230
	AEP Transmission Co. LLC	3.800%	6/15/49	5,496	6,362
	AEP Transmission Co. LLC	3.150%	9/15/49	5,290	5,516
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	7,165	8,152
[3,7]	AES Corp.	1.375%	1/15/26	8,100	8,019
128

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	AES Corp.	2.450%	1/15/31	9,680	9,587
[3]	Alabama Power Co.	3.550%	12/1/23	9,021	9,677
[3]	Alabama Power Co.	1.450%	9/15/30	4,675	4,466
	Alabama Power Co.	6.125%	5/15/38	1,667	2,385
	Alabama Power Co.	6.000%	3/1/39	3,172	4,505
	Alabama Power Co.	3.850%	12/1/42	2,795	3,205
	Alabama Power Co.	4.150%	8/15/44	5,385	6,503
	Alabama Power Co.	3.750%	3/1/45	4,325	4,933
	Alabama Power Co.	4.300%	1/2/46	21,120	25,864
[3]	Alabama Power Co.	3.700%	12/1/47	6,825	7,739
[3]	Alabama Power Co.	4.300%	7/15/48	2,920	3,615
	Alabama Power Co.	3.450%	10/1/49	15,781	17,244
	Alabama Power Co.	3.125%	7/15/51	15,250	15,641
	Ameren Corp.	2.500%	9/15/24	1,200	1,264
	Ameren Corp.	3.650%	2/15/26	5,140	5,637
	Ameren Corp.	1.750%	3/15/28	6,000	5,949
	Ameren Corp.	3.500%	1/15/31	11,020	12,071
	Ameren Illinois Co.	2.700%	9/1/22	3,726	3,807
	Ameren Illinois Co.	3.250%	3/1/25	2,335	2,512
	Ameren Illinois Co.	3.800%	5/15/28	6,120	6,924
	Ameren Illinois Co.	1.550%	11/15/30	3,100	2,983
	Ameren Illinois Co.	4.150%	3/15/46	4,656	5,660
	Ameren Illinois Co.	3.700%	12/1/47	7,365	8,425
	Ameren Illinois Co.	4.500%	3/15/49	6,840	8,794
	Ameren Illinois Co.	3.250%	3/15/50	4,748	5,114
	Ameren Illinois Co.	2.900%	6/15/51	4,500	4,545
[3]	American Electric Power Co. Inc.	2.950%	12/15/22	9,197	9,471
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	3,000	3,002
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	3,000	2,977
	American Electric Power Co. Inc.	3.200%	11/13/27	3,245	3,508
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	10,650	12,262
	American Electric Power Co. Inc.	2.300%	3/1/30	200	201
	American Electric Power Co. Inc.	3.250%	3/1/50	5,502	5,494
	American Water Capital Corp.	3.850%	3/1/24	6,650	7,162
	American Water Capital Corp.	3.400%	3/1/25	8,535	9,272
	American Water Capital Corp.	2.950%	9/1/27	8,316	8,982
	American Water Capital Corp.	3.750%	9/1/28	7,067	8,009
	American Water Capital Corp.	3.450%	6/1/29	12,829	14,236
	American Water Capital Corp.	2.800%	5/1/30	5,269	5,585
	American Water Capital Corp.	2.300%	6/1/31	7,525	7,650
	American Water Capital Corp.	6.593%	10/15/37	8,341	12,358
	American Water Capital Corp.	4.300%	12/1/42	170	209
	American Water Capital Corp.	4.300%	9/1/45	7,567	9,118
	American Water Capital Corp.	4.000%	12/1/46	1,515	1,770
	American Water Capital Corp.	3.750%	9/1/47	12,475	14,083
	American Water Capital Corp.	4.200%	9/1/48	8,695	10,566
	American Water Capital Corp.	4.150%	6/1/49	6,965	8,411
	American Water Capital Corp.	3.450%	5/1/50	6,400	6,921
	American Water Capital Corp.	3.250%	6/1/51	6,000	6,278
	Appalachian Power Co.	3.400%	6/1/25	4,412	4,773
[3]	Appalachian Power Co.	3.300%	6/1/27	5,675	6,148
[3]	Appalachian Power Co.	2.700%	4/1/31	5,680	5,874
	Appalachian Power Co.	7.000%	4/1/38	985	1,473
	Appalachian Power Co.	4.400%	5/15/44	3,528	4,180
	Appalachian Power Co.	4.450%	6/1/45	9,117	10,940
[3]	Appalachian Power Co.	4.500%	3/1/49	13,195	16,174
[3]	Appalachian Power Co.	3.700%	5/1/50	5,225	5,756
	Arizona Public Service Co.	3.150%	5/15/25	5,202	5,589
	Arizona Public Service Co.	2.950%	9/15/27	1,000	1,082
	Arizona Public Service Co.	2.600%	8/15/29	3,639	3,813
	Arizona Public Service Co.	5.050%	9/1/41	320	417
129

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Public Service Co.	4.500%	4/1/42	9,909	12,137
	Arizona Public Service Co.	4.350%	11/15/45	1,350	1,641
	Arizona Public Service Co.	3.750%	5/15/46	12,710	14,351
	Arizona Public Service Co.	4.200%	8/15/48	500	604
	Arizona Public Service Co.	4.250%	3/1/49	6,416	7,803
	Arizona Public Service Co.	3.500%	12/1/49	3,905	4,259
	Arizona Public Service Co.	3.350%	5/15/50	2,995	3,197
	Arizona Public Service Co.	2.650%	9/15/50	3,250	3,076
	Atlantic City Electric Co.	2.300%	3/15/31	5,050	5,120
	Atmos Energy Corp.	0.625%	3/9/23	10,050	10,053
	Atmos Energy Corp.	3.000%	6/15/27	7,985	8,634
	Atmos Energy Corp.	2.625%	9/15/29	2,814	2,946
	Atmos Energy Corp.	5.500%	6/15/41	10,400	13,953
	Atmos Energy Corp.	4.150%	1/15/43	6,560	7,681
	Atmos Energy Corp.	4.125%	10/15/44	3,305	3,891
	Atmos Energy Corp.	4.300%	10/1/48	1,250	1,523
	Atmos Energy Corp.	3.375%	9/15/49	19,570	21,062
	Avangrid Inc.	3.150%	12/1/24	10,684	11,442
	Avangrid Inc.	3.800%	6/1/29	12,589	14,217
	Avista Corp.	4.350%	6/1/48	4,245	5,323
	Baltimore Gas & Electric Co.	3.500%	11/15/21	3,288	3,301
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,796	8,185
	Baltimore Gas & Electric Co.	2.400%	8/15/26	4,228	4,452
	Baltimore Gas & Electric Co.	2.250%	6/15/31	3,350	3,390
	Baltimore Gas & Electric Co.	6.350%	10/1/36	858	1,235
	Baltimore Gas & Electric Co.	3.500%	8/15/46	5,287	5,811
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	7,038	8,121
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,220	2,728
	Baltimore Gas & Electric Co.	3.200%	9/15/49	5,990	6,275
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,250	6,244
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,731	6,964
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,319	8,893
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,161	7,743
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	3,258	3,618
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	6,560	7,209
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	18,279	20,716
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,460	7,179
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	10,698	15,075
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,556	7,655
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,922	10,466
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	10,921	13,377
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	10,119	11,494
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	20,351	25,444
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,100	20,984
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	15,917	15,455
	Black Hills Corp.	4.250%	11/30/23	4,514	4,852
	Black Hills Corp.	3.950%	1/15/26	2,800	3,083
	Black Hills Corp.	3.150%	1/15/27	4,950	5,275
	Black Hills Corp.	3.050%	10/15/29	4,310	4,596
	Black Hills Corp.	4.350%	5/1/33	6,829	7,965
	Black Hills Corp.	4.200%	9/15/46	3,860	4,337
	Black Hills Corp.	3.875%	10/15/49	4,185	4,513
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,800	1,828
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,505	2,636
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,041	2,201
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	5,500	5,645
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,272	12,683
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,325	4,301
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,725	6,834
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,485	8,096
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,650	5,709
130

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	9,500	10,459
	CenterPoint Energy Inc.	2.500%	9/1/22	6,805	6,957
	CenterPoint Energy Inc.	3.850%	2/1/24	4,723	5,073
	CenterPoint Energy Inc.	2.500%	9/1/24	2,410	2,522
	CenterPoint Energy Inc.	1.450%	6/1/26	14,274	14,297
	CenterPoint Energy Inc.	4.250%	11/1/28	5,200	5,957
	CenterPoint Energy Inc.	2.950%	3/1/30	14,469	15,257
	CenterPoint Energy Inc.	2.650%	6/1/31	2,850	2,908
	CenterPoint Energy Inc.	3.700%	9/1/49	8,690	9,332
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,100	3,256
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,450	3,882
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,737	6,469
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,750	9,232
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,200	3,702
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,126	6,699
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	518
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,732	6,840
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	6,280
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	7,580
	CMS Energy Corp.	3.000%	5/15/26	6,275	6,738
	CMS Energy Corp.	3.450%	8/15/27	3,301	3,654
	CMS Energy Corp.	4.875%	3/1/44	6,305	8,058
[3]	CMS Energy Corp.	4.750%	6/1/50	6,100	6,801
	CMS Energy Corp.	3.750%	12/1/50	3,200	3,250
	Commonwealth Edison Co.	2.550%	6/15/26	13,079	13,916
[3]	Commonwealth Edison Co.	2.950%	8/15/27	4,700	5,076
	Commonwealth Edison Co.	3.700%	8/15/28	2,971	3,380
	Commonwealth Edison Co.	2.200%	3/1/30	3,492	3,559
	Commonwealth Edison Co.	5.900%	3/15/36	3,814	5,399
	Commonwealth Edison Co.	6.450%	1/15/38	8,048	11,787
	Commonwealth Edison Co.	3.800%	10/1/42	5,076	5,843
	Commonwealth Edison Co.	4.600%	8/15/43	6,270	7,928
	Commonwealth Edison Co.	4.700%	1/15/44	6,077	7,784
	Commonwealth Edison Co.	3.700%	3/1/45	10,050	11,482
	Commonwealth Edison Co.	4.350%	11/15/45	6,725	8,353
	Commonwealth Edison Co.	3.650%	6/15/46	12,992	14,724
[3]	Commonwealth Edison Co.	3.750%	8/15/47	8,550	9,892
	Commonwealth Edison Co.	4.000%	3/1/48	9,890	11,855
	Commonwealth Edison Co.	4.000%	3/1/49	10,449	12,523
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,225	7,643
	Commonwealth Edison Co.	3.000%	3/1/50	6,500	6,686
	Connecticut Light & Power Co.	2.500%	1/15/23	8,645	8,878
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	5,000	4,939
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	7,175	7,884
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	3,390	3,416
	Connecticut Light & Power Co.	4.300%	4/15/44	6,065	7,521
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	4,650	5,691
	Connecticut Light & Power Co.	4.000%	4/1/48	10,640	12,880
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,515	2,729
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,000	1,126
[3]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,350	1,549
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,450	4,899
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,535	8,276
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	5,144	6,875
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,095	4,299
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	737
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,931	5,787
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	11,282	14,967
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10,088	13,660
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	3,595	4,041
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	22,138	26,626
131

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	13,925	16,846
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	16,710	18,541
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	8,250	9,258
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	10,102	11,798
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	6,897	7,844
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,726	7,200
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,692	5,533
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,175	4,714
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	9,999	12,134
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	6,953	7,410
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	9,025	8,351
[3]	Consolidated Edison Inc.	0.650%	12/1/23	8,400	8,399
	Consumers Energy Co.	0.350%	6/1/23	4,300	4,293
	Consumers Energy Co.	3.375%	8/15/23	7,310	7,718
	Consumers Energy Co.	3.800%	11/15/28	6,935	7,882
	Consumers Energy Co.	3.950%	5/15/43	4,578	5,399
	Consumers Energy Co.	3.250%	8/15/46	6,784	7,313
	Consumers Energy Co.	3.950%	7/15/47	4,750	5,676
	Consumers Energy Co.	4.050%	5/15/48	6,382	7,796
	Consumers Energy Co.	4.350%	4/15/49	8,095	10,346
	Consumers Energy Co.	3.100%	8/15/50	7,470	7,910
	Consumers Energy Co.	3.500%	8/1/51	18,552	21,041
	Consumers Energy Co.	2.500%	5/1/60	8,300	7,527
	Dayton Power & Light Co.	3.950%	6/15/49	1,483	1,655
	Delmarva Power & Light Co.	3.500%	11/15/23	4,805	5,118
	Delmarva Power & Light Co.	4.150%	5/15/45	5,475	6,529
	Dominion Energy Inc.	2.715%	8/15/21	3,100	3,109
[3]	Dominion Energy Inc.	2.750%	9/15/22	600	613
	Dominion Energy Inc.	3.071%	8/15/24	5,185	5,501
	Dominion Energy Inc.	3.900%	10/1/25	9,954	11,008
[3]	Dominion Energy Inc.	1.450%	4/15/26	6,607	6,656
[3]	Dominion Energy Inc.	2.850%	8/15/26	7,616	8,117
[3]	Dominion Energy Inc.	3.600%	3/15/27	3,425	3,786
	Dominion Energy Inc.	4.250%	6/1/28	5,215	5,993
[3]	Dominion Energy Inc.	3.375%	4/1/30	35,260	38,443
[3]	Dominion Energy Inc.	6.300%	3/15/33	5,800	7,790
[3]	Dominion Energy Inc.	5.250%	8/1/33	1,489	1,866
[3]	Dominion Energy Inc.	5.950%	6/15/35	4,385	5,925
	Dominion Energy Inc.	7.000%	6/15/38	5,583	8,283
[3]	Dominion Energy Inc.	3.300%	4/15/41	6,150	6,453
[3]	Dominion Energy Inc.	4.900%	8/1/41	12,180	15,415
[3]	Dominion Energy Inc.	4.050%	9/15/42	8,756	10,011
	Dominion Energy Inc.	4.700%	12/1/44	4,124	5,147
[3]	Dominion Energy Inc.	4.600%	3/15/49	6,975	8,771
[3]	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,774
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,129	8,560
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	3,230	4,582
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,617	4,957
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,473	8,309
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	6,938	10,057
	DTE Electric Co.	3.650%	3/15/24	9,250	9,930
	DTE Electric Co.	3.375%	3/1/25	7,750	8,381
[3]	DTE Electric Co.	1.900%	4/1/28	3,575	3,636
	DTE Electric Co.	2.250%	3/1/30	13,102	13,458
[3]	DTE Electric Co.	2.625%	3/1/31	7,300	7,693
[3]	DTE Electric Co.	4.000%	4/1/43	6,425	7,614
	DTE Electric Co.	4.300%	7/1/44	600	736
	DTE Electric Co.	3.700%	3/15/45	7,339	8,385
	DTE Electric Co.	3.700%	6/1/46	2,225	2,545
	DTE Electric Co.	3.750%	8/15/47	6,395	7,390
[3]	DTE Electric Co.	4.050%	5/15/48	3,600	4,370
132

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	3.950%	3/1/49	5,125	6,169
	DTE Electric Co.	2.950%	3/1/50	6,925	7,103
[3]	DTE Electric Co.	3.250%	4/1/51	5,400	5,842
[3]	DTE Energy Co.	2.600%	6/15/22	3,000	3,066
[3]	DTE Energy Co.	0.550%	11/1/22	4,673	4,683
	DTE Energy Co.	2.250%	11/1/22	4,763	4,876
[3]	DTE Energy Co.	3.700%	8/1/23	8,300	8,816
[3]	DTE Energy Co.	3.850%	12/1/23	1,000	1,070
[3]	DTE Energy Co.	3.500%	6/1/24	7,224	7,720
[3]	DTE Energy Co.	2.529%	10/1/24	5,025	5,279
[3]	DTE Energy Co.	1.050%	6/1/25	7,100	7,088
	DTE Energy Co.	2.850%	10/1/26	22,668	24,165
	DTE Energy Co.	3.800%	3/15/27	26,265	29,210
[3]	DTE Energy Co.	3.400%	6/15/29	8,730	9,541
	DTE Energy Co.	2.950%	3/1/30	3,230	3,417
	DTE Energy Co.	6.375%	4/15/33	5,245	7,138
	Duke Energy Carolinas LLC	2.500%	3/15/23	9,308	9,615
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,200	9,604
	Duke Energy Carolinas LLC	2.950%	12/1/26	8,315	9,002
	Duke Energy Carolinas LLC	3.950%	11/15/28	14,782	16,953
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	5,940	7,591
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,687	6,956
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,756	7,004
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,125	7,409
	Duke Energy Carolinas LLC	6.450%	10/15/32	4,590	6,314
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,881	15,155
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,195	10,196
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,326	8,989
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,558	12,989
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,212	7,524
	Duke Energy Carolinas LLC	4.000%	9/30/42	7,879	9,278
	Duke Energy Carolinas LLC	3.750%	6/1/45	11,303	12,805
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,145	12,874
	Duke Energy Carolinas LLC	3.700%	12/1/47	9,518	10,724
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,075	2,435
	Duke Energy Carolinas LLC	3.200%	8/15/49	8,272	8,694
	Duke Energy Carolinas LLC	3.450%	4/15/51	7,050	7,818
	Duke Energy Corp.	2.400%	8/15/22	10,908	11,136
	Duke Energy Corp.	3.050%	8/15/22	13,740	14,049
	Duke Energy Corp.	3.950%	10/15/23	4,900	5,233
	Duke Energy Corp.	0.900%	9/15/25	5,700	5,644
	Duke Energy Corp.	2.650%	9/1/26	12,889	13,633
	Duke Energy Corp.	3.150%	8/15/27	16,379	17,719
	Duke Energy Corp.	3.400%	6/15/29	6,631	7,265
	Duke Energy Corp.	2.450%	6/1/30	18,881	19,110
	Duke Energy Corp.	2.550%	6/15/31	9,200	9,329
	Duke Energy Corp.	4.800%	12/15/45	12,730	15,605
	Duke Energy Corp.	3.750%	9/1/46	24,043	25,634
	Duke Energy Corp.	3.950%	8/15/47	1,103	1,217
	Duke Energy Corp.	4.200%	6/15/49	8,350	9,572
	Duke Energy Corp.	3.500%	6/15/51	9,015	9,321
	Duke Energy Florida LLC	3.200%	1/15/27	4,482	4,896
	Duke Energy Florida LLC	3.800%	7/15/28	6,058	6,861
	Duke Energy Florida LLC	2.500%	12/1/29	15,250	16,004
	Duke Energy Florida LLC	1.750%	6/15/30	8,010	7,853
	Duke Energy Florida LLC	6.350%	9/15/37	8,906	13,150
	Duke Energy Florida LLC	6.400%	6/15/38	10,406	15,360
	Duke Energy Florida LLC	5.650%	4/1/40	1,895	2,644
	Duke Energy Florida LLC	3.850%	11/15/42	1,409	1,626
	Duke Energy Florida LLC	3.400%	10/1/46	8,705	9,447
	Duke Energy Florida LLC	4.200%	7/15/48	5,825	7,142
133

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,543	1,555
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	4,224
	Duke Energy Indiana LLC	6.120%	10/15/35	5,848	8,038
	Duke Energy Indiana LLC	6.350%	8/15/38	9,664	14,120
	Duke Energy Indiana LLC	6.450%	4/1/39	4,075	5,995
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	3,777	4,822
	Duke Energy Indiana LLC	3.750%	5/15/46	19,650	22,137
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	5,680	5,997
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,200	1,277
	Duke Energy Ohio Inc.	3.650%	2/1/29	14,664	16,339
	Duke Energy Ohio Inc.	2.125%	6/1/30	4,100	4,120
	Duke Energy Ohio Inc.	3.700%	6/15/46	6,775	7,573
	Duke Energy Ohio Inc.	4.300%	2/1/49	2,293	2,831
	Duke Energy Progress LLC	3.375%	9/1/23	2,509	2,663
	Duke Energy Progress LLC	3.250%	8/15/25	13,250	14,399
	Duke Energy Progress LLC	3.700%	9/1/28	8,805	9,912
	Duke Energy Progress LLC	3.450%	3/15/29	10,636	11,785
	Duke Energy Progress LLC	6.300%	4/1/38	5,617	8,161
	Duke Energy Progress LLC	4.100%	5/15/42	5,142	6,083
	Duke Energy Progress LLC	4.100%	3/15/43	7,130	8,486
	Duke Energy Progress LLC	4.375%	3/30/44	15,115	18,643
	Duke Energy Progress LLC	4.150%	12/1/44	8,074	9,751
	Duke Energy Progress LLC	4.200%	8/15/45	7,877	9,495
	Duke Energy Progress LLC	3.700%	10/15/46	8,275	9,375
	Duke Energy Progress LLC	3.600%	9/15/47	7,453	8,313
	Duke Energy Progress LLC	2.500%	8/15/50	4,500	4,150
[3,7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	990
[3,7]	East Ohio Gas Co.	3.000%	6/15/50	2,650	2,645
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	13,725	14,533
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	5,500	5,771
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	7,896	8,541
[3]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	4,100	4,320
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	6,535	7,719
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	5,075	5,942
[3]	Eastern Energy Gas Holdings LLC	3.900%	11/15/49	200	215
	Edison International	2.400%	9/15/22	9,495	9,661
	Edison International	2.950%	3/15/23	1,250	1,291
	Edison International	3.550%	11/15/24	5,742	6,116
	Edison International	5.750%	6/15/27	2,875	3,275
	Edison International	4.125%	3/15/28	5,450	5,801
	El Paso Electric Co.	6.000%	5/15/35	3,375	4,505
	El Paso Electric Co.	5.000%	12/1/44	4,500	5,456
	Emera US Finance LP	3.550%	6/15/26	8,740	9,558
	Emera US Finance LP	4.750%	6/15/46	16,929	20,206
	Enel Americas SA	4.000%	10/25/26	5,450	5,937
	Enel Chile SA	4.875%	6/12/28	12,863	14,856
	Entergy Arkansas LLC	3.500%	4/1/26	5,978	6,571
	Entergy Arkansas LLC	4.200%	4/1/49	4,675	5,696
	Entergy Arkansas LLC	2.650%	6/15/51	9,325	8,890
	Entergy Corp.	4.000%	7/15/22	7,566	7,803
	Entergy Corp.	0.900%	9/15/25	10,600	10,474
	Entergy Corp.	2.950%	9/1/26	10,841	11,582
	Entergy Corp.	1.900%	6/15/28	2,300	2,296
	Entergy Corp.	2.800%	6/15/30	17,993	18,712
	Entergy Corp.	2.400%	6/15/31	6,886	6,881
	Entergy Corp.	3.750%	6/15/50	12,550	13,752
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,146	4,764
	Entergy Louisiana LLC	4.050%	9/1/23	6,525	6,962
	Entergy Louisiana LLC	0.620%	11/17/23	5,000	5,006
	Entergy Louisiana LLC	5.400%	11/1/24	5,125	5,883
	Entergy Louisiana LLC	2.400%	10/1/26	7,087	7,423
134

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	3.120%	9/1/27	6,525	7,120
	Entergy Louisiana LLC	3.250%	4/1/28	4,800	5,254
	Entergy Louisiana LLC	1.600%	12/15/30	4,000	3,831
	Entergy Louisiana LLC	3.050%	6/1/31	12,089	13,082
	Entergy Louisiana LLC	2.350%	6/15/32	6,800	6,896
	Entergy Louisiana LLC	4.000%	3/15/33	13,380	15,677
	Entergy Louisiana LLC	3.100%	6/15/41	6,500	6,870
	Entergy Louisiana LLC	4.950%	1/15/45	12,285	13,453
	Entergy Louisiana LLC	4.200%	9/1/48	9,720	11,861
	Entergy Louisiana LLC	4.200%	4/1/50	9,390	11,539
	Entergy Louisiana LLC	2.900%	3/15/51	12,004	11,938
	Entergy Mississippi LLC	2.850%	6/1/28	13,199	14,098
	Entergy Mississippi LLC	3.850%	6/1/49	5,475	6,337
	Entergy Texas Inc.	1.750%	3/15/31	10,900	10,433
	Entergy Texas Inc.	4.500%	3/30/39	475	562
	Entergy Texas Inc.	3.550%	9/30/49	4,324	4,645
	Essential Utilities Inc.	3.566%	5/1/29	8,444	9,341
	Essential Utilities Inc.	2.704%	4/15/30	6,680	6,940
	Essential Utilities Inc.	4.276%	5/1/49	5,440	6,485
	Essential Utilities Inc.	3.351%	4/15/50	5,790	5,986
	Evergy Inc.	2.450%	9/15/24	3,420	3,582
	Evergy Inc.	2.900%	9/15/29	6,812	7,211
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,326	6,690
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,320	14,430
	Evergy Kansas Central Inc.	4.125%	3/1/42	8,827	10,391
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,625	6,641
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,304	5,205
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,175	4,402
	Evergy Metro Inc.	3.150%	3/15/23	2,871	2,982
[3]	Evergy Metro Inc.	2.250%	6/1/30	6,675	6,796
	Evergy Metro Inc.	5.300%	10/1/41	7,310	9,680
	Evergy Metro Inc.	4.200%	6/15/47	6,725	8,112
	Evergy Metro Inc.	4.200%	3/15/48	6,213	7,559
[3]	Evergy Metro Inc.	4.125%	4/1/49	702	847
[3]	Eversource Energy	3.800%	12/1/23	6,200	6,656
[3]	Eversource Energy	2.900%	10/1/24	3,900	4,131
[3]	Eversource Energy	3.150%	1/15/25	5,547	5,924
[3]	Eversource Energy	3.300%	1/15/28	7,215	7,878
[3]	Eversource Energy	4.250%	4/1/29	6,750	7,870
[3]	Eversource Energy	1.650%	8/15/30	8,900	8,517
	Eversource Energy	2.550%	3/15/31	4,000	4,101
	Eversource Energy	3.450%	1/15/50	12,375	13,075
	Exelon Corp.	3.497%	6/1/22	4,237	4,345
[3]	Exelon Corp.	3.950%	6/15/25	22,226	24,457
	Exelon Corp.	3.400%	4/15/26	12,363	13,466
	Exelon Corp.	4.050%	4/15/30	20,069	22,849
[3]	Exelon Corp.	4.950%	6/15/35	7,862	9,654
	Exelon Corp.	5.625%	6/15/35	6,970	9,173
	Exelon Corp.	5.100%	6/15/45	4,837	6,337
	Exelon Corp.	4.450%	4/15/46	9,980	12,107
	Exelon Corp.	4.700%	4/15/50	12,510	15,796
	Exelon Generation Co. LLC	4.250%	6/15/22	10,603	10,890
	Exelon Generation Co. LLC	6.250%	10/1/39	14,001	17,248
	Exelon Generation Co. LLC	5.750%	10/1/41	7,988	9,440
	Exelon Generation Co. LLC	5.600%	6/15/42	10,957	12,859
	Florida Power & Light Co.	2.750%	6/1/23	11,625	12,030
	Florida Power & Light Co.	3.250%	6/1/24	11,415	12,194
	Florida Power & Light Co.	2.850%	4/1/25	18,154	19,400
	Florida Power & Light Co.	3.125%	12/1/25	8,557	9,295
	Florida Power & Light Co.	5.625%	4/1/34	3,125	4,239
	Florida Power & Light Co.	4.950%	6/1/35	1,245	1,635
135

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	5.650%	2/1/37	4,296	5,889
	Florida Power & Light Co.	5.950%	2/1/38	8,785	12,669
	Florida Power & Light Co.	5.960%	4/1/39	1,000	1,463
	Florida Power & Light Co.	5.690%	3/1/40	200	285
	Florida Power & Light Co.	5.250%	2/1/41	1,655	2,268
	Florida Power & Light Co.	4.125%	2/1/42	16,348	19,923
	Florida Power & Light Co.	4.050%	6/1/42	7,640	9,281
	Florida Power & Light Co.	3.800%	12/15/42	5,373	6,336
	Florida Power & Light Co.	4.050%	10/1/44	4,350	5,295
	Florida Power & Light Co.	3.700%	12/1/47	9,455	11,120
	Florida Power & Light Co.	3.950%	3/1/48	23,238	28,238
	Florida Power & Light Co.	4.125%	6/1/48	5,692	7,080
	Florida Power & Light Co.	3.990%	3/1/49	7,353	9,041
	Florida Power & Light Co.	3.150%	10/1/49	14,213	15,433
	Fortis Inc.	3.055%	10/4/26	12,465	13,402
[3]	Georgia Power Co.	2.100%	7/30/23	9,885	10,210
[3]	Georgia Power Co.	2.200%	9/15/24	7,575	7,889
	Georgia Power Co.	3.250%	4/1/26	8,450	9,122
	Georgia Power Co.	3.250%	3/30/27	7,375	7,989
[3]	Georgia Power Co.	2.650%	9/15/29	9,332	9,804
[3]	Georgia Power Co.	4.750%	9/1/40	8,822	10,898
	Georgia Power Co.	4.300%	3/15/42	11,145	13,203
	Georgia Power Co.	4.300%	3/15/43	5,190	6,144
[3]	Georgia Power Co.	3.700%	1/30/50	4,325	4,708
[3]	Georgia Power Co.	3.250%	3/15/51	9,150	9,286
[3]	Gulf Power Co.	3.300%	5/30/27	4,045	4,438
	Iberdrola International BV	6.750%	7/15/36	3,500	5,311
	Indiana Michigan Power Co.	3.850%	5/15/28	11,470	12,902
	Indiana Michigan Power Co.	6.050%	3/15/37	7,554	10,462
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	5,280	6,602
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	9,680	10,851
	Indiana Michigan Power Co.	4.250%	8/15/48	5,695	6,931
	Indiana Michigan Power Co.	3.250%	5/1/51	6,450	6,753
	Interstate Power & Light Co.	3.250%	12/1/24	13,102	14,098
	Interstate Power & Light Co.	4.100%	9/26/28	8,225	9,447
	Interstate Power & Light Co.	3.600%	4/1/29	5,200	5,785
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	6,156
	Interstate Power & Light Co.	6.250%	7/15/39	3,345	4,761
	Interstate Power & Light Co.	3.700%	9/15/46	3,802	4,241
	Interstate Power & Light Co.	3.500%	9/30/49	250	272
	IPALCO Enterprises Inc.	3.700%	9/1/24	200	215
	IPALCO Enterprises Inc.	4.250%	5/1/30	2,725	3,058
	ITC Holdings Corp.	2.700%	11/15/22	5,525	5,681
	ITC Holdings Corp.	3.650%	6/15/24	4,040	4,337
	ITC Holdings Corp.	3.250%	6/30/26	6,380	6,908
	ITC Holdings Corp.	3.350%	11/15/27	8,568	9,351
	ITC Holdings Corp.	5.300%	7/1/43	11,515	15,085
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,879	3,513
	Kentucky Utilities Co.	5.125%	11/1/40	6,433	8,416
	Kentucky Utilities Co.	4.375%	10/1/45	7,420	9,042
	Kentucky Utilities Co.	3.300%	6/1/50	11,000	11,621
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,350	4,726
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,097	14,941
	MidAmerican Energy Co.	3.500%	10/15/24	10,694	11,585
	MidAmerican Energy Co.	3.100%	5/1/27	5,680	6,205
	MidAmerican Energy Co.	3.650%	4/15/29	8,185	9,269
	MidAmerican Energy Co.	6.750%	12/30/31	9,264	13,132
[3]	MidAmerican Energy Co.	5.750%	11/1/35	2,200	3,027
[3]	MidAmerican Energy Co.	5.800%	10/15/36	8,780	12,125
	MidAmerican Energy Co.	4.800%	9/15/43	5,266	6,824
	MidAmerican Energy Co.	4.400%	10/15/44	1,950	2,416
136

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	4.250%	5/1/46	7,385	9,126
	MidAmerican Energy Co.	3.950%	8/1/47	4,132	4,898
	MidAmerican Energy Co.	3.650%	8/1/48	11,105	12,676
	MidAmerican Energy Co.	4.250%	7/15/49	7,948	9,984
	MidAmerican Energy Co.	3.150%	4/15/50	940	1,005
	Mississippi Power Co.	3.950%	3/30/28	1,750	1,972
[3]	Mississippi Power Co.	4.250%	3/15/42	8,090	9,561
	National Fuel Gas Co.	3.750%	3/1/23	3,660	3,818
	National Fuel Gas Co.	5.200%	7/15/25	2,802	3,156
	National Fuel Gas Co.	5.500%	1/15/26	3,850	4,459
	National Fuel Gas Co.	3.950%	9/15/27	4,390	4,726
	National Fuel Gas Co.	4.750%	9/1/28	10,846	12,242
	National Fuel Gas Co.	2.950%	3/1/31	3,480	3,510
	National Grid USA	5.803%	4/1/35	3,183	3,963
[3]	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	1,300	1,328
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	12,572	13,000
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	5,925	6,295
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,111	15,952
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,000	2,992
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	9,927	10,555
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	10,002	10,870
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	17,210	17,072
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,695	5,119
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	200	220
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	5,890	6,691
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,874	8,830
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,903	7,120
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,000	929
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	5,170	4,924
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,150	1,736
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	12,195	14,302
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	7,437	7,789
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,615	7,230
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	10,650	13,504
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	14,110	17,638
[3]	Nevada Power Co.	3.700%	5/1/29	12,120	13,649
[3]	Nevada Power Co.	2.400%	5/1/30	7,835	8,078
[3]	Nevada Power Co.	6.650%	4/1/36	5,800	8,459
[3]	Nevada Power Co.	6.750%	7/1/37	8,597	12,500
[3]	Nevada Power Co.	3.125%	8/1/50	8,308	8,586
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	12,500	12,545
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	2,700	2,749
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	8,357	8,638
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	10,093	10,128
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	6,650	7,074
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	17,825	18,940
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	6,213	6,738
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	17,081	18,895
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	5,000	5,057
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,433	6,012
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	3,927	4,149
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,150	35,477
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	9,233	10,357
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	6,117	7,127
	NiSource Inc.	0.950%	8/15/25	11,988	11,898
	NiSource Inc.	3.490%	5/15/27	9,564	10,522
	NiSource Inc.	2.950%	9/1/29	11,727	12,413
	NiSource Inc.	3.600%	5/1/30	2,075	2,297
	NiSource Inc.	1.700%	2/15/31	14,575	13,804
	NiSource Inc.	5.950%	6/15/41	7,046	9,848
	NiSource Inc.	5.250%	2/15/43	2,030	2,645
137

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	4.800%	2/15/44	3,879	4,810
	NiSource Inc.	5.650%	2/1/45	3,285	4,500
	NiSource Inc.	4.375%	5/15/47	28,360	33,924
	NiSource Inc.	3.950%	3/30/48	1,105	1,263
	Northern States Power Co.	2.150%	8/15/22	133	134
	Northern States Power Co.	2.600%	5/15/23	4,400	4,535
	Northern States Power Co.	2.250%	4/1/31	2,125	2,186
	Northern States Power Co.	6.250%	6/1/36	3,670	5,257
	Northern States Power Co.	6.200%	7/1/37	5,493	8,052
	Northern States Power Co.	5.350%	11/1/39	9,596	13,181
	Northern States Power Co.	3.400%	8/15/42	5,359	5,931
	Northern States Power Co.	4.125%	5/15/44	700	850
	Northern States Power Co.	4.000%	8/15/45	3,120	3,728
	Northern States Power Co.	3.600%	5/15/46	300	341
	Northern States Power Co.	3.600%	9/15/47	767	873
	Northern States Power Co.	2.900%	3/1/50	5,021	5,139
	Northern States Power Co.	2.600%	6/1/51	700	674
	Northern States Power Co.	3.200%	4/1/52	4,500	4,866
	NorthWestern Corp.	4.176%	11/15/44	5,130	6,025
	NSTAR Electric Co.	2.375%	10/15/22	9,075	9,258
	NSTAR Electric Co.	3.200%	5/15/27	9,550	10,444
	NSTAR Electric Co.	3.250%	5/15/29	5,058	5,565
	NSTAR Electric Co.	3.950%	4/1/30	2,000	2,305
	NSTAR Electric Co.	5.500%	3/15/40	4,996	6,837
	NSTAR Electric Co.	4.400%	3/1/44	3,300	4,097
	Oglethorpe Power Corp.	5.950%	11/1/39	2,080	2,776
	Oglethorpe Power Corp.	5.375%	11/1/40	8,450	10,690
	Oglethorpe Power Corp.	5.050%	10/1/48	1,325	1,666
	Oglethorpe Power Corp.	5.250%	9/1/50	968	1,219
	Ohio Edison Co.	6.875%	7/15/36	2,430	3,414
[3]	Ohio Power Co.	1.625%	1/15/31	6,562	6,311
	Ohio Power Co.	4.150%	4/1/48	4,295	5,161
	Ohio Power Co.	4.000%	6/1/49	5,410	6,403
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	6,434
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	8,400	9,137
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	3,050	3,630
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,979	4,538
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	10,200	10,825
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,172	10,868
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,800	2,733
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	6,993	7,913
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,600	2,017
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,950	6,340
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,440	7,813
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	4,351
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,842	2,997
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,900	7,996
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	5,719
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,025	2,789
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	13,152	15,178
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	4,965	5,810
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,000	3,661
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	13,193	15,659
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	8,010	8,461
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	7,219	8,444
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	4,232	6,164
	ONE Gas Inc.	0.850%	3/11/23	6,500	6,503
	ONE Gas Inc.	1.100%	3/11/24	7,560	7,569
	ONE Gas Inc.	2.000%	5/15/30	3,050	3,011
	ONE Gas Inc.	4.658%	2/1/44	5,800	7,084
	ONE Gas Inc.	4.500%	11/1/48	7,685	9,204
138

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pacific Gas & Electric Co.	1.750%	6/16/22	32,100	32,093
Pacific Gas & Electric Co.	1.367%	3/10/23	10,000	10,001
Pacific Gas & Electric Co.	3.850%	11/15/23	9,290	9,745
Pacific Gas & Electric Co.	3.750%	2/15/24	3,903	4,096
Pacific Gas & Electric Co.	3.500%	6/15/25	7,000	7,347
Pacific Gas & Electric Co.	3.450%	7/1/25	1,686	1,767
Pacific Gas & Electric Co.	3.150%	1/1/26	28,814	29,732
Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,857
Pacific Gas & Electric Co.	3.300%	12/1/27	32,159	32,996
Pacific Gas & Electric Co.	3.000%	6/15/28	2,000	2,009
Pacific Gas & Electric Co.	3.750%	7/1/28	19,085	20,133
Pacific Gas & Electric Co.	4.550%	7/1/30	40,966	43,823
Pacific Gas & Electric Co.	2.500%	2/1/31	26,425	24,793
Pacific Gas & Electric Co.	3.250%	6/1/31	5,500	5,411
Pacific Gas & Electric Co.	4.500%	7/1/40	26,420	26,421
Pacific Gas & Electric Co.	3.300%	8/1/40	10,350	9,413
Pacific Gas & Electric Co.	4.200%	6/1/41	6,750	6,643
Pacific Gas & Electric Co.	4.750%	2/15/44	15,130	15,276
Pacific Gas & Electric Co.	4.300%	3/15/45	10,796	10,392
Pacific Gas & Electric Co.	4.250%	3/15/46	5,444	5,210
Pacific Gas & Electric Co.	3.950%	12/1/47	28,673	26,639
Pacific Gas & Electric Co.	4.950%	7/1/50	46,275	47,666
Pacific Gas & Electric Co.	3.500%	8/1/50	27,351	24,343
PacifiCorp	2.950%	6/1/23	5,381	5,602
PacifiCorp	3.600%	4/1/24	7,264	7,797
PacifiCorp	3.500%	6/15/29	15,010	16,675
PacifiCorp	2.700%	9/15/30	6,708	7,045
PacifiCorp	7.700%	11/15/31	1,399	2,063
PacifiCorp	5.250%	6/15/35	3,968	5,166
PacifiCorp	6.100%	8/1/36	5,828	8,154
PacifiCorp	5.750%	4/1/37	9,569	13,113
PacifiCorp	6.250%	10/15/37	7,260	10,350
PacifiCorp	6.350%	7/15/38	3,717	5,389
PacifiCorp	6.000%	1/15/39	4,796	6,790
PacifiCorp	4.100%	2/1/42	5,415	6,373
PacifiCorp	4.125%	1/15/49	15,672	18,799
PacifiCorp	4.150%	2/15/50	8,199	9,956
PacifiCorp	3.300%	3/15/51	11,436	12,182
PECO Energy Co.	2.375%	9/15/22	3,925	3,998
PECO Energy Co.	3.150%	10/15/25	2,350	2,515
PECO Energy Co.	3.900%	3/1/48	6,771	8,068
PECO Energy Co.	3.000%	9/15/49	5,925	6,149
PECO Energy Co.	2.800%	6/15/50	6,540	6,520
PECO Energy Co.	3.050%	3/15/51	5,100	5,325
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,750	6,332
Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,500	4,559
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,995
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,215	4,549
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	5,000	5,154
Pinnacle West Capital Corp.	1.300%	6/15/25	10,615	10,694
Potomac Electric Power Co.	3.600%	3/15/24	3,537	3,794
Potomac Electric Power Co.	6.500%	11/15/37	7,787	11,426
Potomac Electric Power Co.	4.150%	3/15/43	5,865	7,050
PPL Capital Funding Inc.	4.200%	6/15/22	4,190	4,293
PPL Capital Funding Inc.	3.500%	12/1/22	1,945	2,013
PPL Capital Funding Inc.	3.400%	6/1/23	4,945	5,182
PPL Capital Funding Inc.	3.950%	3/15/24	977	1,057
PPL Capital Funding Inc.	3.100%	5/15/26	9,475	10,190
PPL Electric Utilities Corp.	6.250%	5/15/39	5,467	7,946
PPL Electric Utilities Corp.	4.125%	6/15/44	3,150	3,764
PPL Electric Utilities Corp.	4.150%	10/1/45	5,505	6,655
139

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	3.950%	6/1/47	6,475	7,687
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,560	4,378
	Progress Energy Inc.	7.750%	3/1/31	3,135	4,471
	Progress Energy Inc.	7.000%	10/30/31	3,025	4,178
	Progress Energy Inc.	6.000%	12/1/39	7,724	10,655
	PSEG Power LLC	3.850%	6/1/23	12,232	12,979
	PSEG Power LLC	8.625%	4/15/31	1,838	2,827
	Public Service Co. of Colorado	2.250%	9/15/22	6,300	6,385
	Public Service Co. of Colorado	3.700%	6/15/28	5,625	6,354
[3]	Public Service Co. of Colorado	1.900%	1/15/31	5,451	5,410
	Public Service Co. of Colorado	1.875%	6/15/31	10,080	10,025
[3]	Public Service Co. of Colorado	6.250%	9/1/37	398	583
	Public Service Co. of Colorado	3.600%	9/15/42	7,700	8,698
	Public Service Co. of Colorado	4.300%	3/15/44	1,737	2,121
	Public Service Co. of Colorado	3.800%	6/15/47	1,776	2,075
	Public Service Co. of Colorado	4.100%	6/15/48	4,375	5,341
	Public Service Co. of Colorado	4.050%	9/15/49	6,417	7,912
[3]	Public Service Co. of Colorado	3.200%	3/1/50	3,410	3,687
[3]	Public Service Co. of Colorado	2.700%	1/15/51	6,269	6,177
	Public Service Co. of New Hampshire	3.500%	11/1/23	4,388	4,666
	Public Service Co. of New Hampshire	3.600%	7/1/49	4,064	4,612
[3]	Public Service Electric & Gas Co.	2.375%	5/15/23	5,357	5,534
[3]	Public Service Electric & Gas Co.	3.250%	9/1/23	125	132
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	11,393	12,216
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,945	5,190
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	6,416	6,940
[3]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,370	1,554
[3]	Public Service Electric & Gas Co.	3.650%	9/1/28	725	819
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,675	4,040
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,743	3,903
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	1,986	2,750
[3]	Public Service Electric & Gas Co.	5.500%	3/1/40	417	572
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	14,730	17,388
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,111	1,259
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	16,805	19,765
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	6,451	7,345
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	10,553	12,522
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,255	1,346
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	3,830	4,085
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	10,925	10,750
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	8,150	7,055
	Public Service Enterprise Group Inc.	2.650%	11/15/22	8,308	8,546
	Public Service Enterprise Group Inc.	2.875%	6/15/24	4,820	5,113
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,750	8,649
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,815	11,194
	Puget Energy Inc.	6.000%	9/1/21	6,776	6,838
	Puget Energy Inc.	5.625%	7/15/22	2,050	2,130
	Puget Energy Inc.	3.650%	5/15/25	11,158	12,025
	Puget Energy Inc.	4.100%	6/15/30	5,269	5,910
	Puget Sound Energy Inc.	6.274%	3/15/37	3,625	5,094
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	9,529
	Puget Sound Energy Inc.	5.795%	3/15/40	1,824	2,539
	Puget Sound Energy Inc.	5.638%	4/15/41	3,318	4,573
	Puget Sound Energy Inc.	4.300%	5/20/45	10,800	13,254
	Puget Sound Energy Inc.	4.223%	6/15/48	6,846	8,395
	Puget Sound Energy Inc.	3.250%	9/15/49	5,575	5,930
[3]	San Diego Gas & Electric Co.	3.600%	9/1/23	7,682	8,135
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,589	1,682
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,050	3,915
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,713
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,845	7,244
140

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,850	6,686
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,201	8,723
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	3,000	3,189
	Sempra Energy	2.875%	10/1/22	7,150	7,319
	Sempra Energy	2.900%	2/1/23	8,415	8,714
	Sempra Energy	4.050%	12/1/23	11,660	12,508
	Sempra Energy	3.550%	6/15/24	1,650	1,776
	Sempra Energy	3.750%	11/15/25	8,665	9,524
	Sempra Energy	3.250%	6/15/27	9,730	10,554
	Sempra Energy	3.400%	2/1/28	12,855	14,125
	Sempra Energy	3.800%	2/1/38	15,180	16,933
	Sempra Energy	6.000%	10/15/39	24,655	34,304
	Sempra Energy	4.000%	2/1/48	10,313	11,565
	Sierra Pacific Power Co.	2.600%	5/1/26	14,135	15,023
[3]	Southern California Edison Co.	1.845%	2/1/22	779	778
	Southern California Edison Co.	0.700%	4/3/23	4,600	4,606
[3]	Southern California Edison Co.	3.400%	6/1/23	8,675	9,113
[3]	Southern California Edison Co.	3.500%	10/1/23	9,977	10,544
	Southern California Edison Co.	1.100%	4/1/24	7,150	7,201
[3]	Southern California Edison Co.	3.700%	8/1/25	16,600	18,091
[3]	Southern California Edison Co.	1.200%	2/1/26	5,800	5,751
[3]	Southern California Edison Co.	3.650%	3/1/28	12,113	13,319
[3]	Southern California Edison Co.	4.200%	3/1/29	7,787	8,796
	Southern California Edison Co.	6.650%	4/1/29	3,862	4,783
	Southern California Edison Co.	2.850%	8/1/29	4,517	4,690
	Southern California Edison Co.	2.250%	6/1/30	8,425	8,315
[3]	Southern California Edison Co.	2.500%	6/1/31	6,000	6,020
	Southern California Edison Co.	6.000%	1/15/34	6,460	8,396
[3]	Southern California Edison Co.	5.750%	4/1/35	3,163	4,075
[3]	Southern California Edison Co.	5.350%	7/15/35	9,228	11,527
	Southern California Edison Co.	5.625%	2/1/36	6,200	7,902
[3]	Southern California Edison Co.	5.550%	1/15/37	6,225	7,778
[3]	Southern California Edison Co.	5.950%	2/1/38	8,568	11,103
	Southern California Edison Co.	6.050%	3/15/39	3,202	4,265
	Southern California Edison Co.	5.500%	3/15/40	8,363	10,472
	Southern California Edison Co.	4.500%	9/1/40	5,213	5,996
	Southern California Edison Co.	4.050%	3/15/42	13,620	14,672
[3]	Southern California Edison Co.	3.900%	3/15/43	6,366	6,675
	Southern California Edison Co.	4.650%	10/1/43	5,223	6,006
[3]	Southern California Edison Co.	3.600%	2/1/45	11,445	11,480
	Southern California Edison Co.	4.000%	4/1/47	4,193	4,415
[3]	Southern California Edison Co.	4.125%	3/1/48	20,646	22,084
[3]	Southern California Edison Co.	4.875%	3/1/49	8,080	9,613
	Southern California Edison Co.	3.650%	2/1/50	17,957	18,003
[3]	Southern California Edison Co.	2.950%	2/1/51	8,525	7,770
[3]	Southern California Edison Co.	3.650%	6/1/51	6,250	6,272
	Southern California Gas Co.	3.150%	9/15/24	5,145	5,508
	Southern California Gas Co.	3.200%	6/15/25	2,070	2,232
[3]	Southern California Gas Co.	2.600%	6/15/26	13,675	14,543
[3]	Southern California Gas Co.	2.550%	2/1/30	9,305	9,628
	Southern California Gas Co.	3.750%	9/15/42	4,495	5,058
[3]	Southern California Gas Co.	4.125%	6/1/48	5,350	6,426
[3]	Southern California Gas Co.	4.300%	1/15/49	975	1,218
[3]	Southern California Gas Co.	3.950%	2/15/50	5,525	6,551
	Southern Co.	2.950%	7/1/23	7,825	8,171
[3]	Southern Co.	0.600%	2/26/24	8,500	8,484
	Southern Co.	3.250%	7/1/26	18,765	20,357
[3]	Southern Co.	1.750%	3/15/28	5,075	5,025
[3]	Southern Co.	3.700%	4/30/30	9,700	10,708
	Southern Co.	4.250%	7/1/36	6,475	7,511
	Southern Co.	4.400%	7/1/46	13,185	15,469
141

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Southern Co.	4.000%	1/15/51	6,200	6,575
[3]	Southern Co.	3.750%	9/15/51	14,276	14,451
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	7,436	7,729
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,655	6,138
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	8,375	7,961
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,260	7,285
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,206	6,208
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,000	6,675
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,720	22,051
[3]	Southern Power Co.	2.500%	12/15/21	9,800	9,880
	Southern Power Co.	4.150%	12/1/25	5,900	6,609
	Southern Power Co.	0.900%	1/15/26	1,000	983
	Southern Power Co.	5.150%	9/15/41	11,381	13,857
	Southern Power Co.	5.250%	7/15/43	3,750	4,601
[3]	Southern Power Co.	4.950%	12/15/46	4,510	5,409
	Southwest Gas Corp.	3.700%	4/1/28	7,675	8,533
	Southwest Gas Corp.	2.200%	6/15/30	1,000	1,000
	Southwest Gas Corp.	3.800%	9/29/46	1,175	1,261
	Southwest Gas Corp.	4.150%	6/1/49	3,525	4,017
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	7,025	7,118
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	5,210	5,526
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	17,169	19,584
	Southwestern Electric Power Co.	6.200%	3/15/40	8,113	11,344
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	15,217	16,713
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	6,951	7,643
	Southwestern Public Service Co.	3.300%	6/15/24	2,990	3,179
	Southwestern Public Service Co.	4.500%	8/15/41	6,268	7,731
	Southwestern Public Service Co.	3.400%	8/15/46	21,190	22,773
	Southwestern Public Service Co.	3.700%	8/15/47	7,916	8,917
[3]	Southwestern Public Service Co.	4.400%	11/15/48	10,961	13,741
	Southwestern Public Service Co.	3.750%	6/15/49	6,393	7,389
[3]	Southwestern Public Service Co.	3.150%	5/1/50	10,475	10,996
	Tampa Electric Co.	2.400%	3/15/31	4,150	4,251
	Tampa Electric Co.	4.100%	6/15/42	702	820
	Tampa Electric Co.	4.350%	5/15/44	5,935	7,159
	Tampa Electric Co.	4.300%	6/15/48	4,556	5,585
	Tampa Electric Co.	4.450%	6/15/49	5,235	6,632
	Tampa Electric Co.	3.625%	6/15/50	4,945	5,533
	Tampa Electric Co.	3.450%	3/15/51	4,500	4,939
	Toledo Edison Co.	6.150%	5/15/37	3,940	5,372
	Tucson Electric Power Co.	3.050%	3/15/25	2,484	2,661
	Tucson Electric Power Co.	1.500%	8/1/30	3,000	2,854
	Tucson Electric Power Co.	4.850%	12/1/48	810	1,058
	Tucson Electric Power Co.	4.000%	6/15/50	5,888	6,866
	Union Electric Co.	3.500%	4/15/24	8,630	9,246
	Union Electric Co.	2.950%	6/15/27	6,840	7,390
	Union Electric Co.	3.500%	3/15/29	5,249	5,846
	Union Electric Co.	2.950%	3/15/30	9,050	9,715
	Union Electric Co.	2.150%	3/15/32	6,900	6,918
	Union Electric Co.	5.300%	8/1/37	3,570	4,628
	Union Electric Co.	8.450%	3/15/39	1,775	3,040
	Union Electric Co.	3.900%	9/15/42	4,537	5,200
	Union Electric Co.	3.650%	4/15/45	6,855	7,741
	Union Electric Co.	4.000%	4/1/48	9,240	10,962
	Union Electric Co.	3.250%	10/1/49	6,050	6,451
	Union Electric Co.	2.625%	3/15/51	5,200	4,978
	United Utilities plc	6.875%	8/15/28	1,160	1,490
	Veolia Environnement SA	6.750%	6/1/38	3,690	5,415
	Virginia Electric & Power Co.	3.450%	9/1/22	5,590	5,745
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	7,127	7,373
	Virginia Electric & Power Co.	3.450%	2/15/24	6,320	6,738
142

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,030	5,383
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	16,545	18,011
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	4,946	5,343
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	32,341	35,875
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	21,210	23,983
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	4,145	4,466
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	7,802	10,818
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	7,757	10,792
	Virginia Electric & Power Co.	6.350%	11/30/37	5,255	7,625
	Virginia Electric & Power Co.	8.875%	11/15/38	2,698	4,794
	Virginia Electric & Power Co.	4.000%	1/15/43	9,831	11,477
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	9,638	12,208
	Virginia Electric & Power Co.	4.450%	2/15/44	11,796	14,614
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	6,575	7,872
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	9,324	10,962
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	7,724	8,854
	Virginia Electric & Power Co.	4.600%	12/1/48	10,685	13,814
	Virginia Electric & Power Co.	3.300%	12/1/49	10,100	10,856
	Virginia Electric & Power Co.	2.450%	12/15/50	13,005	11,979
[3]	Washington Gas Light Co.	3.796%	9/15/46	4,775	5,431
[3]	Washington Gas Light Co.	3.650%	9/15/49	6,375	7,159
	WEC Energy Group Inc.	0.550%	9/15/23	7,025	7,028
	WEC Energy Group Inc.	0.800%	3/15/24	7,000	7,018
	WEC Energy Group Inc.	3.550%	6/15/25	3,475	3,788
	WEC Energy Group Inc.	1.375%	10/15/27	7,125	6,964
	WEC Energy Group Inc.	1.800%	10/15/30	7,970	7,630
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,930	2,019
	Wisconsin Electric Power Co.	1.700%	6/15/28	3,200	3,211
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	1,018
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,432
	Wisconsin Electric Power Co.	4.300%	10/15/48	4,040	5,055
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,450	2,651
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	6,183
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,475	5,069
	Wisconsin Public Service Corp.	3.350%	11/21/21	7,222	7,309
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,375	3,830
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,075	6,514
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,225	1,311
	Xcel Energy Inc.	0.500%	10/15/23	7,100	7,099
	Xcel Energy Inc.	3.300%	6/1/25	7,490	8,073
	Xcel Energy Inc.	3.350%	12/1/26	2,901	3,161
	Xcel Energy Inc.	4.000%	6/15/28	6,931	7,886
	Xcel Energy Inc.	2.600%	12/1/29	6,620	6,904
	Xcel Energy Inc.	3.400%	6/1/30	17,818	19,578
	Xcel Energy Inc.	6.500%	7/1/36	8,672	12,603
	Xcel Energy Inc.	3.500%	12/1/49	6,240	6,745
					7,405,516
Total Corporate Bonds (Cost $83,365,940)					89,869,123
Sovereign Bonds (3.98%)
[3]	African Development Bank	1.625%	9/16/22	31,530	32,066
[3]	African Development Bank	2.125%	11/16/22	48,310	49,574
	African Development Bank	0.750%	4/3/23	6,185	6,234
	African Development Bank	3.000%	9/20/23	20,460	21,646
	African Development Bank	0.875%	3/23/26	35,650	35,617
[3]	Asian Development Bank	1.875%	7/19/22	53,050	53,998
	Asian Development Bank	1.875%	8/10/22	3,500	3,566
[3]	Asian Development Bank	1.750%	9/13/22	43,718	44,529
	Asian Development Bank	1.625%	1/24/23	25,300	25,849
[3]	Asian Development Bank	2.750%	3/17/23	70,936	73,942
[3]	Asian Development Bank	0.250%	7/14/23	58,725	58,651
143

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Asian Development Bank	0.250%	10/6/23	56,850	56,705
	Asian Development Bank	2.625%	1/30/24	9,589	10,129
[3]	Asian Development Bank	0.375%	6/11/24	35,000	34,878
	Asian Development Bank	1.500%	10/18/24	47,405	48,815
[3]	Asian Development Bank	2.000%	1/22/25	16,765	17,557
[3]	Asian Development Bank	2.125%	3/19/25	3,485	3,668
	Asian Development Bank	0.625%	4/29/25	50,028	49,857
[3]	Asian Development Bank	0.375%	9/3/25	76,000	74,780
[3]	Asian Development Bank	0.500%	2/4/26	66,675	65,607
[3]	Asian Development Bank	1.000%	4/14/26	22,100	22,222
[3]	Asian Development Bank	2.000%	4/24/26	13,525	14,223
[3]	Asian Development Bank	1.750%	8/14/26	1,725	1,792
[3]	Asian Development Bank	2.625%	1/12/27	22,199	24,089
	Asian Development Bank	6.220%	8/15/27	825	1,053
[3]	Asian Development Bank	2.500%	11/2/27	41,262	44,603
[3]	Asian Development Bank	2.750%	1/19/28	24,442	26,824
[3]	Asian Development Bank	1.250%	6/9/28	8,000	7,993
	Asian Development Bank	5.820%	6/16/28	3,040	3,947
[3]	Asian Development Bank	3.125%	9/26/28	12,375	13,927
[3]	Asian Development Bank	1.750%	9/19/29	38,275	39,348
[3]	Asian Development Bank	1.875%	1/24/30	19,900	20,620
[3]	Asian Development Bank	0.750%	10/8/30	26,625	24,929
[3]	Asian Development Bank	1.500%	3/4/31	33,145	33,194
	Asian Infrastructure Investment Bank	0.250%	9/29/23	12,800	12,774
	Asian Infrastructure Investment Bank	2.250%	5/16/24	42,030	44,092
	Asian Infrastructure Investment Bank	0.500%	5/28/25	18,675	18,490
	Asian Infrastructure Investment Bank	0.500%	1/27/26	39,575	38,914
	Canadian Government Bond	2.000%	11/15/22	37,560	38,462
	Canadian Government Bond	1.625%	1/22/25	31,350	32,427
	Canadian Government Bond	0.750%	5/19/26	52,700	52,378
	Corp. Andina de Fomento	4.375%	6/15/22	20,170	20,904
	Corp. Andina de Fomento	2.750%	1/6/23	22,179	22,876
	Corp. Andina de Fomento	2.375%	5/12/23	4,300	4,431
	Corp. Andina de Fomento	3.750%	11/23/23	15,130	16,132
	Corp. Andina de Fomento	1.625%	9/23/25	6,000	6,055
	Council of Europe Development Bank	1.750%	9/26/22	12,362	12,596
	Council of Europe Development Bank	2.625%	2/13/23	24,955	25,887
	Council of Europe Development Bank	0.250%	6/10/23	3,150	3,147
	Council of Europe Development Bank	0.250%	10/20/23	17,375	17,328
	Council of Europe Development Bank	2.500%	2/27/24	3,425	3,609
	Council of Europe Development Bank	0.375%	6/10/24	5,970	5,946
	Council of Europe Development Bank	1.375%	2/27/25	13,000	13,323
	Ecopetrol SA	5.875%	9/18/23	13,881	15,034
	Ecopetrol SA	4.125%	1/16/25	27,007	28,427
	Ecopetrol SA	5.375%	6/26/26	24,023	26,488
	Ecopetrol SA	6.875%	4/29/30	15,667	18,906
	Ecopetrol SA	7.375%	9/18/43	8,780	10,824
	Ecopetrol SA	5.875%	5/28/45	28,226	30,195
	Equinor ASA	2.450%	1/17/23	27,856	28,748
	Equinor ASA	7.750%	6/15/23	1,985	2,266
	Equinor ASA	2.650%	1/15/24	27,244	28,644
	Equinor ASA	3.700%	3/1/24	18,213	19,689
	Equinor ASA	3.250%	11/10/24	14,880	16,098
	Equinor ASA	2.875%	4/6/25	5,110	5,460
	Equinor ASA	1.750%	1/22/26	14,255	14,676
	Equinor ASA	3.000%	4/6/27	1,940	2,105
	Equinor ASA	7.250%	9/23/27	8,032	10,662
	Equinor ASA	3.625%	9/10/28	9,450	10,623
[7]	Equinor ASA	6.500%	12/1/28	975	1,287
	Equinor ASA	3.125%	4/6/30	21,827	23,774
	Equinor ASA	2.375%	5/22/30	6,864	7,079
144

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	3.625%	4/6/40	3,615	4,111
	Equinor ASA	5.100%	8/17/40	6,961	9,260
	Equinor ASA	4.250%	11/23/41	9,969	12,136
	Equinor ASA	3.950%	5/15/43	10,733	12,540
	Equinor ASA	4.800%	11/8/43	9,220	12,011
	Equinor ASA	3.250%	11/18/49	19,513	20,658
	Equinor ASA	3.700%	4/6/50	27,567	31,694
[3]	European Bank for Reconstruction & Development	2.750%	3/7/23	27,644	28,793
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	29,428	29,388
	European Bank for Reconstruction & Development	1.625%	9/27/24	7,180	7,416
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	5,400	5,560
	European Bank for Reconstruction & Development	0.500%	5/19/25	30,740	30,476
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	32,375	31,930
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	41,600	40,937
	European Investment Bank	2.250%	8/15/22	41,690	42,655
	European Investment Bank	1.375%	9/6/22	47,190	47,854
	European Investment Bank	2.000%	12/15/22	10,885	11,166
	European Investment Bank	2.500%	3/15/23	33,373	34,638
	European Investment Bank	1.375%	5/15/23	37,400	38,165
[3]	European Investment Bank	2.875%	8/15/23	51,874	54,659
	European Investment Bank	0.250%	9/15/23	71,885	71,739
[3]	European Investment Bank	3.125%	12/14/23	53,984	57,581
	European Investment Bank	3.250%	1/29/24	57,807	61,985
	European Investment Bank	2.625%	3/15/24	38,331	40,573
	European Investment Bank	2.250%	6/24/24	52,190	54,880
	European Investment Bank	0.375%	7/24/24	20,000	19,918
	European Investment Bank	2.500%	10/15/24	25,910	27,537
	European Investment Bank	1.875%	2/10/25	56,547	59,030
	European Investment Bank	1.625%	3/14/25	64,947	67,226
	European Investment Bank	0.625%	7/25/25	79,175	78,859
	European Investment Bank	0.375%	12/15/25	56,878	55,815
	European Investment Bank	0.375%	3/26/26	52,450	51,272
	European Investment Bank	2.125%	4/13/26	52,320	55,376
	European Investment Bank	2.375%	5/24/27	15,985	17,150
	European Investment Bank	0.625%	10/21/27	2,725	2,638
	European Investment Bank	1.625%	10/9/29	12,265	12,525
	European Investment Bank	0.875%	5/17/30	8,100	7,728
	European Investment Bank	0.750%	9/23/30	22,825	21,422
	European Investment Bank	1.250%	2/14/31	25,175	24,629
	European Investment Bank	4.875%	2/15/36	26,765	36,913
[8]	Export Development Canada	1.750%	7/18/22	33,960	34,516
[8]	Export Development Canada	2.500%	1/24/23	12,540	12,979
[8]	Export Development Canada	1.375%	2/24/23	42,755	43,555
[8]	Export Development Canada	2.750%	3/15/23	8,690	9,056
[8]	Export Development Canada	2.625%	2/21/24	11,125	11,754
	Export-Import Bank of Korea	3.000%	11/1/22	7,989	8,259
	Export-Import Bank of Korea	3.625%	11/27/23	13,664	14,672
	Export-Import Bank of Korea	4.000%	1/14/24	33,525	36,432
	Export-Import Bank of Korea	0.375%	2/9/24	6,250	6,221
	Export-Import Bank of Korea	2.875%	1/21/25	200	213
	Export-Import Bank of Korea	1.875%	2/12/25	15,200	15,654
	Export-Import Bank of Korea	3.250%	11/10/25	7,330	8,010
	Export-Import Bank of Korea	0.625%	2/9/26	3,000	2,935
	Export-Import Bank of Korea	2.625%	5/26/26	13,975	14,971
	Export-Import Bank of Korea	3.250%	8/12/26	725	800
	Export-Import Bank of Korea	2.375%	4/21/27	250	264
	Export-Import Bank of Korea	1.250%	9/21/30	25,300	24,116
	Export-Import Bank of Korea	1.375%	2/9/31	5,500	5,283
	Export-Import Bank of Korea	2.500%	6/29/41	12,300	12,227
[9]	FMS Wertmanagement	2.000%	8/1/22	54,610	55,637
[9]	FMS Wertmanagement	2.750%	1/30/24	3,700	3,917
145

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Hydro-Quebec	8.050%	7/7/24	9,190	11,142
[3]	Hydro-Quebec	8.500%	12/1/29	5,546	8,296
[3]	Inter-American Development Bank	1.750%	9/14/22	33,378	34,006
[3]	Inter-American Development Bank	3.000%	9/26/22	27,846	28,810
	Inter-American Development Bank	2.500%	1/18/23	60,020	62,121
	Inter-American Development Bank	0.500%	5/24/23	11,075	11,122
	Inter-American Development Bank	3.000%	10/4/23	17,952	19,012
	Inter-American Development Bank	0.250%	11/15/23	77,675	77,436
	Inter-American Development Bank	2.625%	1/16/24	22,570	23,823
	Inter-American Development Bank	3.000%	2/21/24	32,207	34,360
	Inter-American Development Bank	2.125%	1/15/25	30,720	32,279
[3]	Inter-American Development Bank	1.750%	3/14/25	40,865	42,456
	Inter-American Development Bank	0.875%	4/3/25	33,727	33,937
	Inter-American Development Bank	7.000%	6/15/25	5,249	6,493
	Inter-American Development Bank	0.625%	7/15/25	61,257	61,000
[3]	Inter-American Development Bank	0.875%	4/20/26	70,250	70,229
[3]	Inter-American Development Bank	2.000%	6/2/26	36,470	38,354
	Inter-American Development Bank	2.000%	7/23/26	26,093	27,436
	Inter-American Development Bank	2.375%	7/7/27	48,975	52,510
	Inter-American Development Bank	0.625%	9/16/27	40,000	38,746
	Inter-American Development Bank	3.125%	9/18/28	35,789	40,260
	Inter-American Development Bank	2.250%	6/18/29	20,250	21,547
[3]	Inter-American Development Bank	1.125%	1/13/31	27,825	26,889
[3]	Inter-American Development Bank	3.875%	10/28/41	3,520	4,488
	Inter-American Development Bank	3.200%	8/7/42	11,727	13,523
	Inter-American Development Bank	4.375%	1/24/44	11,450	15,675
	International Bank for Reconstruction & Development	2.125%	7/1/22	61,952	63,160
	International Bank for Reconstruction & Development	1.875%	10/7/22	6,500	6,639
	International Bank for Reconstruction & Development	7.625%	1/19/23	17,100	19,048
	International Bank for Reconstruction & Development	1.750%	4/19/23	10,465	10,740
	International Bank for Reconstruction & Development	0.125%	4/20/23	22,281	22,227
[3]	International Bank for Reconstruction & Development	1.875%	6/19/23	65,800	67,843
	International Bank for Reconstruction & Development	3.000%	9/27/23	78,745	83,357
	International Bank for Reconstruction & Development	0.250%	11/24/23	86,390	86,129
	International Bank for Reconstruction & Development	2.500%	3/19/24	51,750	54,598
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	54,020	55,631
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	71,624	76,188
	International Bank for Reconstruction & Development	1.625%	1/15/25	39,125	40,471
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	3,946	4,152
	International Bank for Reconstruction & Development	0.750%	3/11/25	20,550	20,604
	International Bank for Reconstruction & Development	0.625%	4/22/25	88,726	88,512
	International Bank for Reconstruction & Development	0.375%	7/28/25	91,925	90,600
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	28,125	30,115
	International Bank for Reconstruction & Development	0.500%	10/28/25	95,700	94,538
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	15,344	16,885
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,407
	International Bank for Reconstruction & Development	0.875%	7/15/26	35,680	35,599
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	8,986	9,388
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	23,039	24,939
	International Bank for Reconstruction & Development	0.750%	11/24/27	58,386	56,876
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	32,850	33,137
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	15,275	15,712
	International Bank for Reconstruction & Development	0.875%	5/14/30	25,900	24,697
	International Bank for Reconstruction & Development	0.750%	8/26/30	51,950	48,766
	International Bank for Reconstruction & Development	1.250%	2/10/31	55,800	54,519
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	11,553	15,422
[3]	International Finance Corp.	2.000%	10/24/22	36,600	37,458
[3]	International Finance Corp.	2.875%	7/31/23	25,350	26,686
[3]	International Finance Corp.	1.375%	10/16/24	21,855	22,408
[3]	International Finance Corp.	0.375%	7/16/25	6,250	6,161
[3]	International Finance Corp.	2.125%	4/7/26	24,600	26,016
146

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Finance Corp.	0.750%	8/27/30	9,875	9,268
[10]	Japan Bank for International Cooperation	3.125%	7/20/21	8,925	8,938
[10]	Japan Bank for International Cooperation	2.500%	6/1/22	9,525	9,721
[10]	Japan Bank for International Cooperation	2.375%	7/21/22	11,200	11,451
[3,10]	Japan Bank for International Cooperation	1.625%	10/17/22	11,250	11,442
[10]	Japan Bank for International Cooperation	2.375%	11/16/22	34,280	35,249
[10]	Japan Bank for International Cooperation	1.750%	1/23/23	24,750	25,299
[10]	Japan Bank for International Cooperation	0.625%	5/22/23	29,500	29,648
[10]	Japan Bank for International Cooperation	3.250%	7/20/23	5,000	5,284
[3,10]	Japan Bank for International Cooperation	3.375%	7/31/23	1,650	1,751
[10]	Japan Bank for International Cooperation	0.375%	9/15/23	35,000	34,930
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	21,650	23,092
[3,10]	Japan Bank for International Cooperation	0.500%	4/15/24	6,000	5,987
[3,10]	Japan Bank for International Cooperation	2.500%	5/23/24	23,500	24,773
[3,10]	Japan Bank for International Cooperation	3.000%	5/29/24	20,690	22,112
[3,10]	Japan Bank for International Cooperation	1.750%	10/17/24	13,000	13,436
[3,10]	Japan Bank for International Cooperation	2.125%	2/10/25	38,109	39,887
[10]	Japan Bank for International Cooperation	0.625%	7/15/25	33,500	33,121
[3,10]	Japan Bank for International Cooperation	2.750%	1/21/26	10,657	11,477
[3,10]	Japan Bank for International Cooperation	2.375%	4/20/26	2,110	2,238
[3,10]	Japan Bank for International Cooperation	2.250%	11/4/26	31,650	33,400
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	31,820	34,698
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	9,250	10,093
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	30,920	33,580
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	14,935	16,757
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	20,625	23,550
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	11,600	12,007
[10]	Japan Bank for International Cooperation	1.250%	1/21/31	16,650	16,052
[10]	Japan Bank for International Cooperation	1.875%	4/15/31	15,150	15,425
[10]	Japan International Cooperation Agency	2.750%	4/27/27	11,125	12,029
[10]	Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,913
[10]	Japan International Cooperation Agency	1.000%	7/22/30	5,800	5,493
[10]	Japan International Cooperation Agency	1.750%	4/28/31	3,200	3,220
[9]	KFW	1.750%	8/22/22	86,380	87,940
[9]	KFW	2.000%	9/29/22	7,599	7,769
[9]	KFW	2.000%	10/4/22	26,550	27,154
[9]	KFW	2.375%	12/29/22	63,705	65,755
[9]	KFW	2.125%	1/17/23	49,050	50,481
[9]	KFW	1.625%	2/15/23	59,205	60,536
[9]	KFW	0.250%	4/25/23	51,420	51,417
[9]	KFW	0.250%	10/19/23	97,200	96,953
[9]	KFW	2.625%	2/28/24	21,750	23,005
[9]	KFW	0.250%	3/8/24	52,700	52,431
[9]	KFW	1.375%	8/5/24	34,130	35,006
[9]	KFW	2.500%	11/20/24	61,196	65,072
[9]	KFW	2.000%	5/2/25	21,002	22,032
[9]	KFW	0.375%	7/18/25	98,925	97,583
[9]	KFW	0.625%	1/22/26	89,225	88,383
[9]	KFW	2.875%	4/3/28	19,075	21,130
[9]	KFW	1.750%	9/14/29	16,740	17,247
[9]	KFW	0.750%	9/30/30	30,325	28,478
[9]	KFW	0.000%	4/18/36	20,342	15,363
[9]	KFW	0.000%	6/29/37	39,350	28,995
	Korea Development Bank	3.000%	9/14/22	18,592	19,159
	Korea Development Bank	3.375%	3/12/23	38,500	40,349
	Korea Development Bank	2.750%	3/19/23	9,600	9,967
	Korea Development Bank	3.750%	1/22/24	23,490	25,389
	Korea Development Bank	3.250%	2/19/24	3,100	3,315
	Korea Development Bank	2.125%	10/1/24	6,100	6,397
	Korea Development Bank	3.375%	9/16/25	345	378
	Korea Development Bank	2.000%	9/12/26	2,000	2,086
147

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Korea Development Bank	1.625%	1/19/31	13,900	13,663
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	14,850	15,802
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	38,872	40,665
[3,9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	13,190	13,072
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	26,500	28,175
[9]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	18,000	17,991
[3,9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	18,175	18,894
[3,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	14,574	15,753
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	27,550	26,055
	Nordic Investment Bank	1.375%	10/17/22	11,800	11,975
	Nordic Investment Bank	0.375%	5/19/23	25,100	25,137
	Nordic Investment Bank	2.875%	7/19/23	13,700	14,403
	Nordic Investment Bank	2.250%	5/21/24	12,000	12,598
	Nordic Investment Bank	0.375%	9/11/25	28,000	27,518
[3]	Nordic Investment Bank	0.500%	1/21/26	20,000	19,690
	North American Development Bank	2.400%	10/26/22	1,658	1,690
[11]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	5,650	5,745
[3,11]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	14,645	15,286
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	12,071	12,832
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	14,400	14,813
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	32,575	31,982
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	24,000	23,591
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	17,345	18,819
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	27,244	31,333
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	21,391	24,934
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	7,110	10,852
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	13,325	15,709
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	50,071	65,581
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	37,066	47,913
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	713	722
[12]	Petroleos Mexicanos	2.378%	4/15/25	1,130	1,158
	Province of Alberta	2.200%	7/26/22	31,270	31,920
	Province of Alberta	3.350%	11/1/23	29,515	31,489
	Province of Alberta	2.950%	1/23/24	14,535	15,432
	Province of Alberta	1.875%	11/13/24	27,635	28,718
	Province of Alberta	1.000%	5/20/25	19,305	19,435
	Province of Alberta	3.300%	3/15/28	18,890	21,133
	Province of Alberta	1.300%	7/22/30	38,560	37,060
	Province of British Columbia	2.000%	10/23/22	16,381	16,760
[3]	Province of British Columbia	1.750%	9/27/24	17,600	18,241
[3]	Province of British Columbia	6.500%	1/15/26	266	328
	Province of British Columbia	2.250%	6/2/26	8,375	8,871
	Province of British Columbia	1.300%	1/29/31	13,925	13,509
	Province of Manitoba	2.100%	9/6/22	12,070	12,329
[3]	Province of Manitoba	2.600%	4/16/24	19,500	20,583
	Province of Manitoba	3.050%	5/14/24	2,150	2,297
	Province of Manitoba	2.125%	6/22/26	6,575	6,899
	Province of New Brunswick	2.500%	12/12/22	1,675	1,722
	Province of New Brunswick	3.625%	2/24/28	7,750	8,851
	Province of Ontario	2.200%	10/3/22	10,500	10,753
	Province of Ontario	1.750%	1/24/23	14,205	14,527
	Province of Ontario	3.400%	10/17/23	53,470	57,068
	Province of Ontario	3.050%	1/29/24	13,415	14,288
	Province of Ontario	3.200%	5/16/24	6,950	7,467
	Province of Ontario	2.500%	4/27/26	20,580	22,012
	Province of Ontario	2.300%	6/15/26	42,600	45,155
	Province of Ontario	2.000%	10/2/29	32,560	33,628
	Province of Ontario	1.125%	10/7/30	19,335	18,387
	Province of Ontario	1.600%	2/25/31	42,750	42,208
	Province of Quebec	2.625%	2/13/23	33,300	34,551
[3]	Province of Quebec	7.500%	7/15/23	300	342
148

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Province of Quebec	7.125%	2/9/24	11,047	12,878
[3]	Province of Quebec	2.500%	4/9/24	2,500	2,635
[3]	Province of Quebec	2.875%	10/16/24	18,888	20,252
[3]	Province of Quebec	1.500%	2/11/25	15,222	15,644
	Province of Quebec	0.600%	7/23/25	32,600	32,332
	Province of Quebec	2.500%	4/20/26	24,800	26,559
	Province of Quebec	2.750%	4/12/27	46,215	50,162
[3]	Province of Quebec	7.500%	9/15/29	17,495	25,169
	Province of Quebec	1.350%	5/28/30	19,400	18,976
	Province of Quebec	1.900%	4/21/31	92,925	94,651
	Province of Saskatchewan	8.500%	7/15/22	3,374	3,644
	Republic of Chile	2.250%	10/30/22	2,485	2,545
	Republic of Chile	3.125%	3/27/25	6,870	7,383
	Republic of Chile	3.125%	1/21/26	11,718	12,694
[3]	Republic of Chile	3.240%	2/6/28	22,227	24,198
[3]	Republic of Chile	2.450%	1/31/31	24,140	24,593
[3]	Republic of Chile	2.550%	1/27/32	15,555	15,896
[3]	Republic of Chile	3.100%	5/7/41	21,640	21,721
	Republic of Chile	3.625%	10/30/42	3,050	3,244
	Republic of Chile	3.860%	6/21/47	15,957	17,611
[3]	Republic of Chile	3.500%	1/25/50	33,696	35,393
[3]	Republic of Chile	3.100%	1/22/61	22,057	21,114
[3]	Republic of Colombia	2.625%	3/15/23	11,364	11,610
[3]	Republic of Colombia	4.000%	2/26/24	13,550	14,353
	Republic of Colombia	8.125%	5/21/24	7,362	8,714
[3]	Republic of Colombia	4.500%	1/28/26	19,523	21,318
[3]	Republic of Colombia	3.875%	4/25/27	18,602	19,740
[3]	Republic of Colombia	4.500%	3/15/29	20,175	22,006
[3]	Republic of Colombia	3.000%	1/30/30	12,050	11,807
[3]	Republic of Colombia	3.125%	4/15/31	10,975	10,738
[3]	Republic of Colombia	3.250%	4/22/32	19,500	19,080
	Republic of Colombia	10.375%	1/28/33	1,748	2,615
	Republic of Colombia	7.375%	9/18/37	20,552	27,021
	Republic of Colombia	6.125%	1/18/41	25,755	30,478
[3]	Republic of Colombia	4.125%	2/22/42	12,100	11,751
[3]	Republic of Colombia	5.625%	2/26/44	29,857	33,779
[3]	Republic of Colombia	5.000%	6/15/45	52,014	55,267
[3]	Republic of Colombia	5.200%	5/15/49	17,230	18,837
[3]	Republic of Colombia	4.125%	5/15/51	19,678	18,645
[3]	Republic of Colombia	3.875%	2/15/61	13,912	12,441
	Republic of Finland	6.950%	2/15/26	2,645	3,304
	Republic of Hungary	5.375%	2/21/23	25,258	27,308
	Republic of Hungary	5.750%	11/22/23	6,001	6,741
	Republic of Hungary	5.375%	3/25/24	26,673	30,091
	Republic of Hungary	7.625%	3/29/41	19,240	31,567
	Republic of Indonesia	2.950%	1/11/23	9,000	9,326
	Republic of Indonesia	4.450%	2/11/24	10,275	11,251
	Republic of Indonesia	3.500%	1/11/28	18,050	19,707
	Republic of Indonesia	4.100%	4/24/28	18,859	21,335
	Republic of Indonesia	4.750%	2/11/29	20,121	23,648
	Republic of Indonesia	3.400%	9/18/29	7,500	8,114
	Republic of Indonesia	2.850%	2/14/30	7,580	7,868
	Republic of Indonesia	3.850%	10/15/30	19,627	21,862
	Republic of Indonesia	1.850%	3/12/31	17,640	17,266
[3,7]	Republic of Indonesia	4.750%	7/18/47	6,315	7,522
	Republic of Indonesia	4.350%	1/11/48	39,467	44,796
	Republic of Indonesia	5.350%	2/11/49	17,300	22,473
	Republic of Indonesia	3.700%	10/30/49	10,820	11,345
	Republic of Indonesia	3.500%	2/14/50	3,891	4,035
	Republic of Indonesia	4.200%	10/15/50	23,533	26,788
	Republic of Indonesia	3.050%	3/12/51	12,505	12,398
149

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	4.450%	4/15/70	15,830	18,701
	Republic of Indonesia	3.350%	3/12/71	7,700	7,708
	Republic of Italy	6.875%	9/27/23	35,854	40,595
	Republic of Italy	0.875%	5/6/24	23,090	23,017
	Republic of Italy	2.375%	10/17/24	33,300	34,628
	Republic of Italy	1.250%	2/17/26	34,650	34,190
	Republic of Italy	2.875%	10/17/29	20,500	21,342
	Republic of Italy	5.375%	6/15/33	30,840	38,841
	Republic of Italy	4.000%	10/17/49	29,235	32,151
	Republic of Italy	3.875%	5/6/51	35,500	38,216
	Republic of Korea	3.875%	9/11/23	1,880	2,018
	Republic of Korea	5.625%	11/3/25	2,525	3,007
	Republic of Korea	2.750%	1/19/27	53,650	57,997
	Republic of Korea	3.500%	9/20/28	450	508
	Republic of Korea	1.000%	9/16/30	9,850	9,337
	Republic of Korea	4.125%	6/10/44	7,012	8,949
	Republic of Korea	3.875%	9/20/48	6,638	8,391
[3]	Republic of Panama	4.000%	9/22/24	16,984	18,513
[3]	Republic of Panama	3.750%	3/16/25	24,783	26,974
	Republic of Panama	7.125%	1/29/26	16,219	20,130
	Republic of Panama	8.875%	9/30/27	9,807	13,563
[3]	Republic of Panama	3.875%	3/17/28	22,700	24,960
	Republic of Panama	9.375%	4/1/29	12,645	18,726
[3]	Republic of Panama	3.160%	1/23/30	9,915	10,388
[3]	Republic of Panama	2.252%	9/29/32	15,720	15,088
[3]	Republic of Panama	6.700%	1/26/36	28,811	39,170
[3]	Republic of Panama	4.500%	5/15/47	15,855	18,015
[3]	Republic of Panama	4.500%	4/16/50	45,983	52,332
[3]	Republic of Panama	4.300%	4/29/53	21,225	23,530
[3]	Republic of Panama	4.500%	4/1/56	41,448	47,017
[3]	Republic of Panama	3.870%	7/23/60	28,840	29,460
	Republic of Peru	7.350%	7/21/25	7,239	8,878
[3]	Republic of Peru	2.392%	1/23/26	11,095	11,452
	Republic of Peru	4.125%	8/25/27	1,699	1,902
	Republic of Peru	2.844%	6/20/30	7,950	8,190
[3]	Republic of Peru	2.783%	1/23/31	48,995	49,862
[3]	Republic of Peru	1.862%	12/1/32	12,525	11,635
	Republic of Peru	8.750%	11/21/33	36,024	56,494
[3]	Republic of Peru	6.550%	3/14/37	16,341	22,479
[3]	Republic of Peru	3.300%	3/11/41	12,817	12,960
	Republic of Peru	5.625%	11/18/50	36,373	50,133
[3]	Republic of Peru	3.550%	3/10/51	11,850	12,312
[3]	Republic of Peru	2.780%	12/1/60	19,275	17,174
[3]	Republic of Peru	3.230%	7/28/21	19,300	16,989
	Republic of Poland	5.000%	3/23/22	2,891	2,992
	Republic of Poland	3.000%	3/17/23	23,820	24,889
	Republic of Poland	4.000%	1/22/24	23,399	25,473
	Republic of Poland	3.250%	4/6/26	26,135	28,822
	Republic of the Philippines	4.200%	1/21/24	1,150	1,259
	Republic of the Philippines	9.500%	10/21/24	1,150	1,480
	Republic of the Philippines	10.625%	3/16/25	19,896	27,050
	Republic of the Philippines	5.500%	3/30/26	25,665	31,051
	Republic of the Philippines	3.000%	2/1/28	16,200	17,482
	Republic of the Philippines	3.750%	1/14/29	23,380	26,546
	Republic of the Philippines	9.500%	2/2/30	21,578	34,155
	Republic of the Philippines	2.457%	5/5/30	12,200	12,704
	Republic of the Philippines	7.750%	1/14/31	28,520	42,140
	Republic of the Philippines	1.648%	6/10/31	7,988	7,710
[5]	Republic of the Philippines	1.950%	1/6/32	11,250	11,095
	Republic of the Philippines	6.375%	1/15/32	10,425	14,338
	Republic of the Philippines	6.375%	10/23/34	39,239	55,327
150

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	5.000%	1/13/37	2,070	2,607
	Republic of the Philippines	3.950%	1/20/40	48,448	53,819
	Republic of the Philippines	3.700%	3/1/41	18,502	19,970
	Republic of the Philippines	3.700%	2/2/42	28,730	31,008
	Republic of the Philippines	2.950%	5/5/45	38,797	37,486
	Republic of the Philippines	2.650%	12/10/45	8,746	8,101
[5]	Republic of the Philippines	3.200%	7/6/46	27,200	27,283
	State of Israel	3.150%	6/30/23	11,600	12,228
	State of Israel	2.875%	3/16/26	27,700	29,875
	State of Israel	3.250%	1/17/28	8,300	9,144
	State of Israel	2.500%	1/15/30	1,390	1,458
	State of Israel	2.750%	7/3/30	19,817	21,189
	State of Israel	4.500%	1/30/43	16,750	20,881
	State of Israel	4.125%	1/17/48	14,175	17,094
	State of Israel	3.375%	1/15/50	42,569	45,579
	State of Israel	3.875%	7/3/50	30,370	35,162
	State of Israel	4.500%	4/3/20	16,360	20,688
	Svensk Exportkredit AB	2.000%	8/30/22	18,100	18,471
	Svensk Exportkredit AB	1.625%	11/14/22	16,500	16,810
[3]	Svensk Exportkredit AB	2.875%	3/14/23	17,995	18,779
[3]	Svensk Exportkredit AB	0.750%	4/6/23	8,377	8,436
[3]	Svensk Exportkredit AB	0.250%	9/29/23	16,150	16,089
[3]	Svensk Exportkredit AB	0.375%	3/11/24	9,000	8,966
[3]	Svensk Exportkredit AB	0.375%	7/30/24	9,100	9,037
[3]	Svensk Exportkredit AB	0.625%	5/14/25	26,050	25,887
	Svensk Exportkredit AB	0.500%	8/26/25	35,425	34,940
[3]	Svensk Exportkredit AB	0.000%	5/11/37	200	128
	United Mexican States	4.000%	10/2/23	1,841	1,994
	United Mexican States	3.600%	1/30/25	41,067	45,079
[3]	United Mexican States	3.900%	4/27/25	14,850	16,463
	United Mexican States	4.125%	1/21/26	32,285	36,408
	United Mexican States	4.150%	3/28/27	47,140	53,322
	United Mexican States	3.750%	1/11/28	30,740	33,567
	United Mexican States	4.500%	4/22/29	37,025	41,897
[3]	United Mexican States	3.250%	4/16/30	20,675	21,370
[3]	United Mexican States	2.659%	5/24/31	22,965	22,455
[3]	United Mexican States	8.300%	8/15/31	3,680	5,473
[3]	United Mexican States	4.750%	4/27/32	56,561	64,758
[3]	United Mexican States	7.500%	4/8/33	14,865	20,914
[3]	United Mexican States	6.750%	9/27/34	12,438	16,542
	United Mexican States	6.050%	1/11/40	36,994	46,436
[3]	United Mexican States	4.280%	8/14/41	32,219	33,860
[3]	United Mexican States	4.750%	3/8/44	63,699	70,421
	United Mexican States	5.550%	1/21/45	14,658	17,720
	United Mexican States	4.600%	1/23/46	33,554	36,113
	United Mexican States	4.350%	1/15/47	32,890	34,369
	United Mexican States	4.600%	2/10/48	37,613	40,421
[3]	United Mexican States	4.500%	1/31/50	42,447	45,168
[3]	United Mexican States	5.000%	4/27/51	27,675	31,502
[3]	United Mexican States	3.771%	5/24/61	47,915	44,648
[3]	United Mexican States	5.750%	10/12/10	45,159	53,886
Total Sovereign Bonds (Cost $12,002,439)					12,424,060
Taxable Municipal Bonds (0.73%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,980	3,144
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	3,323
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	7,288
151

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	3,806
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,450
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	8,475	12,467
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,160	3,045
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,550	2,526
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	17,696
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,000	4,219
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	6,126
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	29,219
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	10,891
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	18,135
California GO	5.700%	11/1/21	24,125	24,563
California GO	3.375%	4/1/25	5,450	5,967
California GO	2.650%	4/1/26	5,000	5,380
California GO	1.700%	2/1/28	5,150	5,218
California GO	3.500%	4/1/28	7,635	8,605
California GO	3.050%	4/1/29	600	660
California GO	2.500%	10/1/29	9,035	9,578
California GO	1.750%	11/1/30	5,000	4,976
California GO	4.500%	4/1/33	11,590	13,691
California GO	7.500%	4/1/34	32,805	51,695
California GO	4.600%	4/1/38	17,500	20,460
California GO	7.550%	4/1/39	41,470	70,706
California GO	7.300%	10/1/39	6,946	11,116
California GO	7.350%	11/1/39	29,675	47,781
California GO	7.625%	3/1/40	15,125	25,479
California GO	7.600%	11/1/40	15,755	27,515
California State University Systemwide Revenue	3.899%	11/1/47	3,220	3,759
California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,848
California State University Systemwide Revenue	2.975%	11/1/51	10,905	11,167
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,967
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,000	5,331
Chicago IL GO	7.045%	1/1/29	2,580	3,002
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	10,560
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	2,624
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	5,613
Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	12,114
Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	7,135	10,149
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,830
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	10,144
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	6,640
Connecticut GO	5.090%	10/1/30	8,770	10,365
Connecticut GO	5.850%	3/15/32	6,410	8,540
Cook County IL GO	6.229%	11/15/34	4,650	6,334
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,880
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	3,135
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	5,632
152

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	4,490	6,270
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,916
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	16,170
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	4,744
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	5,675	7,339
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	17,250	24,451
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	6,849
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	95	98
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	20,500	20,697
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	14,023
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	17,317
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	4,850	5,134
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	12,850	19,471
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,532	10,059
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,608	5,334
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	2,442
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	5,913
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	27,934
	Great Lakes MI Water Authority Water Supply System Revenue	3.473%	7/1/41	1,000	1,073
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	4,100	4,381
	Houston TX GO	6.290%	3/1/32	13,265	16,720
	Houston TX GO	3.961%	3/1/47	1,330	1,595
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	2,400	2,472
	Illinois GO	4.950%	6/1/23	6,262	6,693
	Illinois GO	5.100%	6/1/33	84,564	99,434
	Illinois GO	6.630%	2/1/35	2,930	3,659
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	6,929
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	7,172
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	9,925
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	4,419
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,925	2,385
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	1,171
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	5,482
	Los Angeles CA Community College District GO	1.606%	8/1/28	9,595	9,618
	Los Angeles CA Community College District GO	1.806%	8/1/30	8,300	8,322
	Los Angeles CA Community College District GO	2.106%	8/1/32	13,140	13,332
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	5,136
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,925	5,659
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	4,373
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	8,621
	Los Angeles CA Unified School District GO	5.755%	7/1/29	350	439
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,640	19,769
	Los Angeles CA Unified School District GO	6.758%	7/1/34	17,485	25,099
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	10,784
153

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,579
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	4,064
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	4,016
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	3,179
	Massachusetts GO	4.200%	12/1/21	2,500	2,542
	Massachusetts GO	4.500%	8/1/31	400	489
	Massachusetts GO	5.456%	12/1/39	5,350	7,388
	Massachusetts GO	2.514%	7/1/41	13,650	13,768
	Massachusetts GO	2.813%	9/1/43	10,415	11,018
	Massachusetts GO	2.900%	9/1/49	5,415	5,723
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	3,000
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	4,383
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	8,169
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	5,673
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	6,003
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	3,325
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	10,768
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	6,909
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	2,025	2,181
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	4,856
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	6,804
	Michigan State Building Authority Revenue Refunding taxable BDS 2020 II	2.705%	10/15/40	6,300	6,260
	Michigan State University Revenue	4.496%	8/15/48	2,600	3,000
	Mississippi GO	5.245%	11/1/34	1,375	1,778
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	5,302
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	6,861
[15]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	20,166
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	5,035	5,682
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	6.561%	12/15/40	8,105	12,091
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	5,410	6,159
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	14,358
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	30,622
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	23,438	37,502
	New York City NY GO	5.517%	10/1/37	9,550	12,964
	New York City NY GO	6.271%	12/1/37	3,200	4,616
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	2,142
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	592
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	4,435
154

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,617
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	6,889
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	29,728
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,675	6,012
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	11,439
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	1,950	2,602
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	2,816
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	720	1,055
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	10,675	14,411
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	32,678
	New York State Dormitory Authority Revenue	3.142%	7/1/43	11,425	11,812
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	8,600	8,685
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,650	2,913
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,839
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,168
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	9,795	10,714
	New York State Thruway Authority General Revenue	2.900%	1/1/35	5,015	5,372
	New York State Thruway Authority General Revenue	3.500%	1/1/42	2,000	2,113
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	4,540
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	7,205
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	1,950	1,983
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	17,926
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	12,462
	Ohio State University General Receipts Revenue	3.798%	12/1/46	5,285	6,292
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	5,473
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	8,915
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	3,051
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	8,426
	Oregon GO	5.892%	6/1/27	5,230	6,320
[16]	Oregon GO	3.424%	3/1/60	7,680	7,902
[14]	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,422
[15]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,931
	Pennsylvania State University	2.790%	9/1/43	7,400	7,530
	Pennsylvania State University	2.840%	9/1/50	5,415	5,461
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	6,358
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,800	3,821
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	3,362
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	23,560	33,197
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	16,944
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	8,557
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	5,186
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	2,669
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	3,208
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	5,374
155

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	37,947
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	7,386
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	5,699
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	5,193
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	5,648
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	975	1,092
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	4,470
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,414
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	5,498
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	9,520
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,924
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	2,287
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	5,134
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	5,808
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	9,661
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	6,302
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	3,900	3,864
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,275
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	5,689
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	17,631
	San Francisco CA City & County Public Utilities Commission Water Revenue	3.303%	11/1/39	6,605	7,077
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	3,900	3,957
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	8,670
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	6,479
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	11,012
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,300	2,383
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	13,641
	State of Florida Board of administration Finance Corp.	2.638%	7/1/21	7,330	7,330
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,617	3,125
	Texas GO	5.517%	4/1/39	17,465	25,155
	Texas GO	3.211%	4/1/44	6,000	6,329
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	12,735	14,187
	Texas Transportation Commission GO	2.562%	4/1/42	11,375	11,530
	Texas Transportation Commission GO	2.472%	10/1/44	12,250	12,103
	Texas Transportation Commission Revenue	5.178%	4/1/30	7,485	9,238
	Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,735
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	9,725	11,959
[14]	Tucson City AZ COP	2.856%	7/1/47	4,300	4,242
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	21,738
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	4,026
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	7,508
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	7,149
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	3,888
	University of California Revenue	0.883%	5/15/25	4,075	4,088
	University of California Revenue	3.063%	7/1/25	12,062	13,039
	University of California Revenue	1.316%	5/15/27	7,575	7,598
156

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Revenue	1.614%	5/15/30	10,355	10,258
	University of California Revenue	4.601%	5/15/31	5,079	6,025
	University of California Revenue	5.946%	5/15/45	13,025	18,440
	University of California Revenue	3.071%	5/15/51	7,300	7,374
	University of California Revenue	4.858%	5/15/12	16,990	23,921
	University of California Revenue	4.767%	5/15/15	6,058	8,317
	University of Michigan	2.437%	4/1/40	5,110	5,130
	University of Michigan	2.562%	4/1/50	2,850	2,819
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	5,777
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	14,580	15,340
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	3,957
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	3,654
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	4,911
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	6,692
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	5,971
	University of Virginia Revenue	2.256%	9/1/50	19,425	18,316
	University of Virginia Revenue	4.179%	9/1/17	3,425	4,295
	University of Virginia Revenue	3.227%	9/1/19	935	901
	Utah GO	4.554%	7/1/24	1,915	2,028
	Utah GO	3.539%	7/1/25	8,971	9,574
	Washington GO	5.140%	8/1/40	4,410	6,076
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,050	1,222
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,429
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	20,218
Total Taxable Municipal Bonds (Cost $1,960,107)					2,281,200
157

Vanguard® Total Bond Market Index Fund
Schedule of Investments (unaudited)
June 30, 2021
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.57%)
Money Market Fund (2.57%)
[17]	Vanguard Market Liquidity Fund (Cost $8,033,657)	0.056%	80,349,208	8,034,921
Total Investments (102.20%) (Cost $306,352,764)				319,306,154
Other Assets and Liabilities—Net (-2.20%)				(6,886,006)
Net Assets (100%)				312,420,148
Cost is in $000.
1	Securities with a value of $1,267,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $1,410,874,000, representing 0.5% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
158

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA842 082021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Inflation-Protected Securities Fund, Vanguard Total Bond Market Index Fund, and Vanguard Ultra-Short Bond ETF. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

VANGUARD BOND INDEX FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL CHIEF FINANCIAL OFFICER

Date: August 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.